As Filed with the U.S. Securities and Exchange Commission on July 30, 2007

                                               File Nos. 033-59692 and 811-07584

                     U.S. SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form N-1A

           REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933(X)

                        Pre-Effective Amendment No.___( )

                       Post-Effective Amendment No. 71 (X)
                                     and/or

                   REGISTRATION STATEMENT UNDER THE INVESTMENT
                             COMPANY ACT OF 1940(X)

                              Amendment No. 71 (X)

                               RYDEX SERIES FUNDS
               (Exact Name of Registrant as Specified in Charter)

            9601 Blackwell Road, Suite 500, Rockville, Maryland 20850
               (Address of Principal Executive Offices) (Zip Code)

                                  (301)296-5100
              (Registrant's Telephone Number, Including Area Code)

                               Carl G. Verboncoeur
                               9601 Blackwell Road
                                    Suite 500
                            Rockville, Maryland 20850
               (Name and Address of Agent for Service of Process)

                                   Copies to:

                                 W. John McGuire
                           Morgan, Lewis & Bockius LLP
                         1111 Pennsylvania Avenue, N.W.
                             Washington, D.C. 20004

It is proposed that this filing will become effective (check appropriate box):

_X_   immediately upon filing pursuant to paragraph (b) of rule 485

___   on (date) pursuant to paragraph (b)(1)(v) of rule 485

___   60 days after  filing  pursuant to  paragraph  (a)(1) of rule 485

___   on (date) pursuant to paragraph (a)(1) of rule 485

___   75 days after filing pursuant to paragraph (a)(2) of rule 485

___   on (date) pursuant to paragraph (a)(2) of rule 485

                                [GRAPHIC OMITTED]

                                                              RYDEX SERIES FUNDS
                                     ADVISOR CLASS AND H-CLASS SHARES PROSPECTUS
                                                                  AUGUST 1, 2007

                                                           DOMESTIC EQUITY FUNDS
                               NOVA                     INVERSE MID-CAP STRATEGY
                            S&P 500                  (FORMERLY, INVERSE MID-CAP)
           INVERSE S&P 500 STRATEGY                RUSSELL 2000(R) 1.5X STRATEGY
        (FORMERLY, INVERSE S&P 500)                   (FORMERLY, RUSSELL 2000(R)
                                OTC                                   ADVANTAGE)
               INVERSE OTC STRATEGY                              RUSSELL 2000(R)
            (FORMERLY, INVERSE OTC)             INVERSE RUSSELL 2000(R) STRATEGY
              MID-CAP 1.5X STRATEGY          (FORMERLY, INVERSE RUSSELL 2000(R))
      (FORMERLY, MID-CAP ADVANTAGE)

                                                      INTERNATIONAL EQUITY FUNDS
              EUROPE 1.25X STRATEGY                         JAPAN 1.25X STRATEGY
       (FORMERLY, EUROPE ADVANTAGE)                  (FORMERLY, JAPAN ADVANTAGE)

                                                              FIXED INCOME FUNDS
          GOVERNMENT LONG BOND 1.2X                          HIGH YIELD STRATEGY
                           STRATEGY                  INVERSE HIGH YIELD STRATEGY
              (FORMERLY, GOVERNMENT
               LONG BOND ADVANTAGE)
            INVERSE GOVERNMENT LONG
                      BOND STRATEGY
      (FORMERLY, INVERSE GOVERNMENT
                         LONG BOND)

                                                               MONEY MARKET FUND
                                                    U.S. GOVERNMENT MONEY MARKET


                                                         [LOGO] RYDEXINVESTMENTS
                                                 ESSENTIAL FOR MODERN MARKETS(R)

The U.S. Securities and Exchange Commission has not approved or disapproved the Trust's shares or passed upon the accuracy or adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

                                [GRAPHIC OMITTED]

TABLE OF CONTENTS
--------------------------------------------------------------------------------

DOMESTIC EQUITY FUNDS
   NOVA FUND ...........................................................      2
   S&P 500 FUND ........................................................      3
   INVERSE S&P 500 STRATEGY FUND .......................................      4
   OTC FUND ............................................................      5
   INVERSE OTC STRATEGY FUND ...........................................      6
   MID-CAP 1.5X STRATEGY FUND ..........................................      7
   INVERSE MID-CAP STRATEGY FUND .......................................      8
   RUSSELL 2000(R) 1.5X STRATEGY FUND ..................................      9
   RUSSELL 2000(R) FUND ................................................     10
   INVERSE RUSSELL 2000(R) STRATEGY FUND ...............................     11
INTERNATIONAL EQUITY FUNDS
   EUROPE 1.25X STRATEGY FUND ..........................................     12
   JAPAN 1.25X STRATEGY FUND ...........................................     13
FIXED INCOME FUNDS
   GOVERNMENT LONG BOND 1.2X STRATEGY FUND .............................     14
   INVERSE GOVERNMENT LONG BOND STRATEGY FUND ..........................     15
   HIGH YIELD STRATEGY FUND ............................................     16
   INVERSE HIGH YIELD STRATEGY FUND ....................................     18
MONEY MARKET FUND
   U.S. GOVERNMENT MONEY MARKET FUND ...................................     20
PRINCIPAL RISKS OF INVESTING IN THE FUNDS ..............................     21
DESCRIPTIONS OF PRINCIPAL RISKS ........................................     25
FUND PERFORMANCE .......................................................     38
FUND FEES AND EXPENSES .................................................     52
MORE INFORMATION ABOUT THE FUNDS .......................................     57
BENCHMARKS AND INVESTMENTS .............................................     57
SHAREHOLDER INFORMATION ................................................     62
TRANSACTION INFORMATION ................................................     64
BUYING FUND SHARES .....................................................     68
SELLING FUND SHARES ....................................................     72
EXCHANGING FUND SHARES .................................................     74
RYDEX ACCOUNT POLICIES .................................................     76
DISTRIBUTION AND SHAREHOLDER SERVICES ..................................     79
DIVIDENDS AND DISTRIBUTIONS ............................................     81
TAX INFORMATION ........................................................     81
MANAGEMENT OF THE FUNDS ................................................     83
FINANCIAL HIGHLIGHTS ...................................................     88
INDEX PUBLISHERS INFORMATION ...........................................     94
ADDITIONAL INFORMATION .................................................     96

                     -------------------------------------
                     PLEASE SEE THE RYDEX PRIVACY POLICIES
                             INSIDE THE BACK COVER.
                     -------------------------------------

                                [GRAPHIC OMITTED]

                                                                    PROSPECTUS 1

                               RYDEX SERIES FUNDS
                              ADVISOR CLASS SHARES
                                 H-CLASS SHARES

            9601 BLACKWELL ROAD, SUITE 500, ROCKVILLE, MARYLAND 20850
             800.820.0888 o 301.296.5100 o WWW.RYDEXINVESTMENTS.COM


--------------------------------------------------------------------------------

DOMESTIC EQUITY FUNDS
INTERNATIONAL EQUITY FUNDS
FIXED INCOME FUNDS
MONEY MARKET FUND

--------------------------------------------------------------------------------

Rydex Series Funds (the "Trust") is a mutual fund complex offering a number of professionally managed investment portfolios (funds) that are grouped into several categories according to each fund's investment strategy. This Prospectus decribes Advisor Class Shares and H-Class Shares of the following funds (the "Funds"), which are grouped into the following categories:

DOMESTIC EQUITY FUNDS - Nova Fund, S&P 500 Fund, Inverse S&P 500 Strategy Fund, OTC Fund, Inverse OTC Strategy Fund, Mid-Cap 1.5x Strategy Fund, Inverse Mid-Cap Strategy Fund, Russell 2000(R) 1.5x Strategy Fund, Russell 2000(R) Fund and Inverse Russell 2000(R) Strategy Fund

INTERNATIONAL EQUITY FUNDS - Europe 1.25x Strategy Fund and Japan 1.25x Strategy Fund

FIXED INCOME FUNDS - Government Long Bond 1.2x Strategy Fund, Inverse Government Long Bond Strategy Fund, High Yield Strategy Fund and Inverse High Yield Strategy Fund

MONEY MARKET FUND - U.S. Government Money Market Fund

Advisor Class Shares and H-Class Shares of the Funds are sold principally to clients of professional money managers ("financial intermediaries") and to investors who take part in certain asset allocation investment programs. Investors may exchange shares of the Funds through your financial intermediary or directly through the Rydex web site - www.rydexinvestments.com - or over the phone.


RISKS OF INVESTING IN THE FUNDS

The value of the Funds may fluctuate. In addition, Fund shares:

      o     MAY DECLINE IN VALUE, AND YOU MAY LOSE MONEY

      o     ARE NOT FEDERALLY INSURED

      o     ARE NOT GUARANTEED BY ANY GOVERNMENT AGENCY

      o     ARE NOT BANK DEPOSITS

      o     ARE NOT GUARANTEED TO ACHIEVE THEIR OBJECTIVES

                                [GRAPHIC OMITTED]

2

NOVA FUND
--------------------------------------------------------------------------------
ADVISOR CLASS (RYNAX)

FUND OBJECTIVE

The Nova Fund seeks to provide investment results that match the performance of a specific benchmark on a daily basis. The Fund's current benchmark is 150% of the performance of the S&P 500(R) Index (the "underlying index").

If the Fund meets its objective, the value of the Fund's shares will tend to increase on a daily basis by 150% of the value of any increase in the underlying index. When the value of the underlying index declines, the value of the Fund's shares should also decrease on a daily basis by 150% of the value of any decrease in the underlying index (E.G., if the underlying index goes down by 5%, the value of the Fund's shares should go down by 7.5% on that day). For more information about the effects of leverage, please see "Understanding Compounding and the Effect of Leverage."

PRINCIPAL INVESTMENT STRATEGY

Unlike a traditional index fund, as its primary investment strategy, the Nova Fund invests to a significant extent in leveraged instruments, such as futures contracts and options on securities, futures contracts, and stock indices, as well as equity securities. The Fund will also enter into swap agreements. Futures and options contracts enable the Nova Fund to pursue its objective without investing directly in the securities included in the underlying index, or in the same proportion that those securities are represented in the underlying index. On a day-to-day basis, to collateralize these futures and options contracts, the Nova Fund holds U.S. Government securities or cash equivalents.

INVESTOR PROFILE

Investors who expect the S&P 500(R) Index to go up and want accelerated investment gains when it does so. These investors must also be willing to bear the risk of equally accelerated losses if the S&P 500(R) Index goes down.


PRINCIPAL RISKS

The Nova Fund is subject to a number of risks that may affect the value of its shares, including:

      o     Active Trading Risk

      o     Depositary Receipt Risk

      o     Derivatives Risk

      o     Early Closing Risk

      o     Large-Capitalization Securities Risk

      o     Leveraging Risk

      o     Market Risk

      o     Non-Diversification Risk

      o     Swap Counterparty Credit Risk

      o     Tracking Error Risk

      o     Trading Halt Risk

Please see "Descriptions of Principal Risks" on page 35 for a discussion of each of the principal risks that apply to the Fund.

                                [GRAPHIC OMITTED]

                                                                    PROSPECTUS 3

S&P 500 FUND
--------------------------------------------------------------------------------
H-CLASS (RYSPX)

FUND OBJECTIVE

The S&P 500 Fund seeks to provide investment results that match the performance of a specific benchmark on a daily basis. The Fund's current benchmark is the S&P 500(R) Index (the "underlying index").

The investment objective of the S&P 500 Fund is non-fundamental and may be changed without shareholder approval.

If the Fund meets its objective, the value of the Fund's shares will tend to increase on a daily basis by the amount of any increase in the value of the underlying index. When the value of the underlying index declines, the value of the Fund's shares should also decrease on a daily basis by the amount of decrease in the value of the underlying index.

PRINCIPAL INVESTMENT STRATEGY

Under normal circumstances, the S&P 500 Fund will invest at least 80% of its net assets plus any borrowings for investment purposes in securities of companies in the underlying index and derivatives thereof. This is a non-fundamental investment policy that can be changed by the Fund upon 60 days' prior notice to shareholders. On a day-to-day basis, the Fund may hold short-term U.S. Government securities or cash equivalents to collateralize its derivative positions.

INVESTOR PROFILE

Investors who expect the S&P 500(R) Index to go up and want investment gains when it does so. These investors must also be willing to bear the risk of equal losses if the S&P 500(R) Index goes down.


PRINCIPAL RISKS

The S&P 500 Fund is subject to a number of risks that may affect the value of its shares, including:

      o     Active Trading Risk

      o     Depositary Receipt Risk

      o     Derivatives Risk

      o     Early Closing Risk

      o     Large-Capitalization Securities Risk

      o     Market Risk

      o     Non-Diversification Risk

      o     Swap Counterparty Credit Risk

      o     Tracking Error Risk

      o     Trading Halt Risk

Please see "Descriptions of Principal Risks" on page 35 for a discussion of each of the principal risks that apply to the Fund.

                                [GRAPHIC OMITTED]

4


INVERSE S&P 500 STRATEGY FUND
(FORMERLY, INVERSE S&P 500 FUND)
--------------------------------------------------------------------------------
ADVISOR CLASS (RYUAX)

FUND OBJECTIVE

The Inverse S&P 500 Strategy Fund seeks to provide investment results that will inversely correlate to the performance of the S&P 500(R) Index (the "underlying index").

If the Fund meets its objective, the value of the Fund's shares will tend to increase during times when the value of the underlying index is decreasing. When the value of the underlying index is increasing, however, the value of the Fund's shares should decrease on a daily basis by an inversely proportionate amount (E.G., if the underlying index goes up by 5%, the value of the Fund's shares should go down by 5% on that day).

PRINCIPAL INVESTMENT STRATEGY

Unlike a traditional index fund, the Inverse S&P 500 Strategy Fund's benchmark is to perform exactly opposite the underlying index, and the Fund will not own the securities included in the underlying index. Instead, as its primary investment strategy, the Fund invests to a significant extent in short sales of securities or futures contracts and in options on securities, futures contracts, and stock indices and will enter into swap agreements. On a day-to-day basis, the Fund holds U.S. Government securities or cash equivalents to collateralize its short sales and derivative positions.


INVESTOR PROFILE

Investors who expect the S&P 500(R) Index to go down and want investment gains when it does so. These investors must also be willing to bear the risk of equal losses if the S&P 500(R) Index goes up.

PRINCIPAL RISKS


The Inverse S&P 500 Strategy Fund is subject to a number of risks that may affect the value of its shares, including:

      o     Active Trading Risk

      o     Depositary Receipt Risk

      o     Derivatives Risk

      o     Early Closing Risk

      o     Large-Capitalization Securities Risk

      o     Market Risk

      o     Non-Diversification Risk

      o     Short Sales Risk

      o     Swap Counterparty Credit Risk

      o     Tracking Error Risk

      o     Trading Halt Risk

Please see "Descriptions of Principal Risks" on page 35 for a discussion of each of the principal risks that apply to the Fund.

                                [GRAPHIC OMITTED]

                                                                    PROSPECTUS 5

OTC FUND
--------------------------------------------------------------------------------
ADVISOR CLASS (RYAOX)

FUND OBJECTIVE

The OTC Fund seeks to provide investment results that correspond to a benchmark for over-the-counter securities. The Fund's current benchmark is the Nasdaq 100 Index(R) (the "underlying index").

If the Fund meets its objective, the value of the Fund's shares should increase on a daily basis by the amount of any increase in the value of the underlying index. However, when the value of the underlying index declines, the value of the Fund's shares should also decrease on a daily basis by the amount of the decrease in value of the underlying index.

PRINCIPAL INVESTMENT STRATEGY

The OTC Fund invests principally in securities of companies included in the underlying index. It also may invest in other instruments whose performance is expected to correspond to that of the underlying index, and may engage in futures and options transactions and enter into swap agreements. On a day-to-day basis, the Fund may also hold U.S. Government securities or cash equivalents to collateralize its derivative position.

INVESTOR PROFILE

Investors who expect the Nasdaq 100 Index(R) to go up and want investment gains when it does so. These investors must also be willing to bear the risk of equal losses if the Nasdaq 100 Index(R) goes down.


PRINCIPAL RISKS

The OTC Fund is subject to a number of risks that may affect the value of its shares, including:

      o     Active Trading Risk

      o     Depositary Receipt Risk

      o     Derivatives Risk

      o     Early Closing Risk

      o     Industry Concentration Risk

      o     Market Risk

      o     Mid-Capitalization Securities Risk

      o     Non-Diversification Risk

      o     Swap Counterparty Credit Risk

      o     Technology Sector Concentration Risk

      o     Tracking Error Risk

      o     Trading Halt Risk

Please see "Descriptions of Principal Risks" on page 35 for a discussion of each of the principal risks that apply to the Fund.

                                [GRAPHIC OMITTED]

6


INVERSE OTC STRATEGY FUND
(FORMERLY, INVERSE OTC FUND)
--------------------------------------------------------------------------------
ADVISOR CLASS (RYAAX)

FUND OBJECTIVE

The Inverse OTC Strategy Fund seeks to provide investment results that will match the performance of a specific benchmark. The Fund's current benchmark is the inverse of the performance of the Nasdaq 100 Index(R) (the "underlying index"). The investment objective of Fund is non-fundamental and may be changed without shareholder approval.

If the Fund meets its objective, the value of the Fund's shares will tend to increase during times when the value of the underlying index is decreasing. When the value of the underlying index is increasing, however, the value of the Fund's shares should decrease on a daily basis by an inversely proportionate amount (E.G., if the underlying index goes up by 5%, the value of the Fund's shares should go down by 5% on that day).

PRINCIPAL INVESTMENT STRATEGY

Unlike a traditional index fund, the Inverse OTC Strategy Fund's objective is to perform exactly the opposite of the underlying index, and the Fund will not own the securities included in the underlying index. Instead, as its primary investment strategy, the Fund invests to a significant extent in short sales of securities or futures contracts and in options on securities, futures contracts, and stock indices and also will enter into swap agreements. On a day-to-day basis, the Fund holds U.S. Government securities or cash equivalents to collateralize its short sales and derivative positions.


INVESTOR PROFILE

Investors who expect the Nasdaq 100 Index(R) to go down and want investment gains when it does so. These investors must also be willing to bear the risk of equal losses if the Nasdaq 100 Index(R) goes up.

PRINCIPAL RISKS


The Inverse OTC Strategy Fund is subject to a number of risks that may affect the value of its shares, including:

      o     Active Trading Risk

      o     Depositary Receipt Risk

      o     Derivatives Risk

      o     Early Closing Risk

      o     Industry Concentration Risk

      o     Market Risk

      o     Mid-Capitalization Securities Risk

      o     Non-Diversification Risk

      o     Short Sales Risk

      o     Swap Counterparty Credit Risk

      o     Technology Sector Concentration Risk

      o     Tracking Error Risk

      o     Trading Halt Risk

Please see "Descriptions of Principal Risks" on page 35 for a discussion of each of the principal risks that apply to the Fund.

                                [GRAPHIC OMITTED]

                                                                    PROSPECTUS 7


MID-CAP 1.5X STRATEGY FUND
(FORMERLY, MID-CAP ADVANTAGE FUND)
--------------------------------------------------------------------------------
H-CLASS (RYMDX)

FUND OBJECTIVE

The Mid-Cap 1.5x Strategy Fund seeks to provide investment results that correlate to the performance of a specific benchmark for mid-cap securities. The Fund's current benchmark is the S&P MidCap 400(R) Index (the "underlying index"). The investment objective of the Fund is non-fundamental and may be changed without shareholder approval.

If the Fund meets its objective, the value of the Fund's shares will tend to increase during times when the performance of its benchmark is increasing. When the value of its benchmark is decreasing, the value of the Fund's shares will tend to decrease.

PRINCIPAL INVESTMENT STRATEGY

The Mid-Cap 1.5x Strategy Fund invests principally in securities of companies included in the underlying index and in leveraged instruments, such as equity swap agreements, futures contracts and options on securities, futures contracts, and stock indices. Swap agreements and futures and options contracts, if used properly, may enable the Fund to meet its objective by increasing the Fund's exposure to the securities included in its benchmark or to securities whose performance is highly correlated to its benchmark. Rydex Investments (the "Advisor") will attempt to consistently apply leverage to increase the Fund's exposure to 150% of its benchmark. The Fund holds U.S. Government securities or cash equivalents to collateralize these futures and options contracts. For more information about the effects of leverage, please see "Understanding Compounding and the Effect of Leverage."


INVESTOR PROFILE

Investors who expect the S&P MidCap 400(R) Index to go up and want accelerated investment gains when it does so. These investors must also be willing to bear the risk of equally accelerated losses if the S&P MidCap 400(R) Index goes down.


PRINCIPAL RISKS

The Mid-Cap 1.5x Strategy Fund is subject to a number of risks that may affect the value of its shares, including:

      o     Active Trading Risk

      o     Depositary Receipt Risk

      o     Derivatives Risk

      o     Early Closing Risk

      o     Leveraging Risk

      o     Market Risk

      o     Mid-Capitalization Securities Risk

      o     Non-Diversification Risk

      o     Swap Counterparty Credit Risk

      o     Tracking Error Risk

      o     Trading Halt Risk

Please see "Descriptions of Principal Risks" on page 35 for a discussion of each of the principal risks that apply to the Fund.

                                [GRAPHIC OMITTED]

8


INVERSE MID-CAP STRATEGY FUND
(FORMERLY, INVERSE MID-CAP FUND)
--------------------------------------------------------------------------------
H-CLASS (RYMHX)

FUND OBJECTIVE

The Inverse Mid-Cap Strategy Fund seeks to provide investment results that will match the performance of a specific benchmark. The Fund's current benchmark is the inverse of the performance of the S&P MidCap 400(R) Index (the "underlying index"). The investment objective of the Fund is non-fundamental and may be changed without shareholder approval.

If the Fund meets its objectives, the value of the Fund's shares will tend to increase during times when the value of the underlying index is decreasing. When the value of the underlying index is increasing, however, the value of the Fund's shares should decrease on a daily basis by an inversely proportionate amount (E.G., if the index goes up by 5%, the value of the Fund's shares should go down by 5% on that day).

PRINCIPAL INVESTMENT STRATEGY

Unlike a traditional index fund, the Inverse Mid-Cap Strategy Fund's objective is to perform exactly the opposite of the underlying index, and the Fund will not own the securities included in the underlying index. Instead, as its primary investment strategy, the Fund engages in short sales of securities included in the underlying index or futures contracts and may invest to a significant extent in derivatives and other instruments whose performance is expected to be the opposite of the underlying index, such as options on securities, futures contracts, and securities indices and swap agreements. On a day-to-day basis, the Fund may hold short-term U.S. Government securities to collateralize its short sales and derivative positions.


INVESTOR PROFILE

Investors who expect the S&P MidCap 400(R) Index to go down and want investment gains when it does so. These investors must also be willing to bear the risk of equal losses if the S&P MidCap 400(R) Index goes up.


PRINCIPAL RISKS

The Inverse Mid-Cap Strategy Fund is subject to a number of risks that may affect the value of its shares, including:

      o     Active Trading Risk

      o     Depositary Receipt Risk

      o     Derivatives Risk

      o     Early Closing Risk

      o     Market Risk

      o     Mid-Capitalization Securities Risk

      o     Non-Diversification Risk

      o     Short Sales Risk

      o     Swap Counterparty Credit Risk

      o     Tracking Error Risk

      o     Trading Halt Risk

Please see "Descriptions of Principal Risks" on page 35 for a discussion of each of the principal risks that apply to the Fund.

                                [GRAPHIC OMITTED]

                                                                    PROSPECTUS 9


RUSSELL 2000(R) 1.5X STRATEGY FUND
(FORMERLY, RUSSELL 2000(R) ADVANTAGE FUND)
--------------------------------------------------------------------------------
H-CLASS (RYMKX)

FUND OBJECTIVE

The Russell 2000(R) 1.5x Strategy Fund seeks to provide investment results that correlate to the performance of a specific benchmark for small-cap securities. The Fund's current benchmark is the Russell 2000(R) Index (the "underlying index"). The investment objective of the Fund is non-fundamental and may be changed without shareholder approval.

If the Fund meets its objective, the value of the Fund's shares will tend to increase during times when the performance of its benchmark is increasing. When the value of its benchmark is decreasing, the value of the Fund's shares will tend to decrease.

PRINCIPAL INVESTMENT STRATEGY

The Russell 2000(R) 1.5x Strategy Fund invests principally in securities of companies included in the underlying index and in leveraged instruments, such as equity swap agreements, futures contracts and options on securities, futures contracts, and stock indices. Swap agreements and futures and options contracts, if used properly, may enable the Fund to meet its objective by increasing the Fund's exposure to the securities included in its benchmark or to securities whose performance is highly correlated to its benchmark. The Advisor will attempt to consistently apply leverage to increase the Fund's exposure to 150% of its benchmark. The Fund holds U.S. Government securities or cash equivalents to collateralize these futures and options contracts. For more information about the effects of leverage, please see "Understanding Compounding and the Effect of Leverage."


INVESTOR PROFILE

Investors who expect the Russell 2000(R) Index to go up and want accelerated investment gains when it does so. These investors must also be willing to bear the risk of equally accelerated losses if the Russell 2000(R) Index goes down.


PRINCIPAL RISKS

The Russell 2000(R) 1.5x Strategy Fund is subject to a number of risks that may affect the value of its shares, including:

      o     Active Trading Risk

      o     Depositary Receipt Risk

      o     Derivatives Risk

      o     Early Closing Risk

      o     Leveraging Risk

      o     Market Risk

      o     Non-Diversification Risk

      o     Small-Capitalization Securities Risk

      o     Swap Counterparty Credit Risk

      o     Tracking Error Risk

      o     Trading Halt Risk

Please see "Descriptions of Principal Risks" on page 35 for a discussion of each of the principal risks that apply to this Fund.

                                [GRAPHIC OMITTED]

10

RUSSELL 2000(R) FUND
--------------------------------------------------------------------------------
H-CLASS (RYRHX)

FUND OBJECTIVE

The Russell 2000(R) Fund seeks to provide investment results that match the performance of a specific benchmark on a daily basis. The Fund's current benchmark is the Russell 2000(R) Index (the "underlying index"). The investment objective of the Fund is non-fundamental and may be changed without shareholder approval.

If the Fund meets its objective, the value of the Fund's shares will tend to increase on a daily basis by the amount of any increase in value of the underlying index. When the value of the underlying index declines, the value of the Fund's shares should also decrease on a daily basis by the amount of decrease in the value of the underlying index.

PRINCIPAL INVESTMENT STRATEGY

Under normal circumstances, the Russell 2000(R) Fund will invest at least 80% of its net assets plus any borrowings for investment purposes in securities of companies in the underlying index and derivatives thereof. This is a non-fundamental investment policy that can be changed by the Fund upon 60 days' prior notice to shareholders. On a day-to-day basis, the Fund may hold short-term U.S. Government securities or cash equivalents to collateralize its derivative positions.

INVESTOR PROFILE

Investors who expect the Russell 2000(R) Index to go up and want investment gains when it does so. These investors must also be willing to bear the risk of equal losses if the Russell 2000(R) Index goes down.


PRINCIPAL RISKS

The Russell 2000(R) Fund is subject to a number of risks that may affect the value of its shares, including:

      o     Active Trading Risk

      o     Depositary Receipt Risk

      o     Derivatives Risk

      o     Early Closing Risk

      o     Market Risk

      o     Non-Diversification Risk

      o     Small-Capitalization Securities Risk

      o     Swap Counterparty Credit Risk

      o     Tracking Error Risk

      o     Trading Halt Risk

Please see "Descriptions of Principal Risks" on page 35 for a discussion of each of the principal risks that apply to this Fund.

                                [GRAPHIC OMITTED]

                                                                   PROSPECTUS 11


INVERSE RUSSELL 2000(R) STRATEGY FUND
(FORMERLY INVERSE RUSSELL 2000(R) FUND)
--------------------------------------------------------------------------------
H-CLASS (RYSHX)

FUND OBJECTIVE

The Inverse Russell 2000(R) Strategy Fund seeks to provide investment results that will match the performance of a specific benchmark. The Fund's current benchmark is the inverse of the performance of the Russell 2000(R) Index (the "underlying index"). The investment objective of the Fund is non-fundamental and may be changed without shareholder approval.

If the Fund meets its objectives, the value of the Fund's shares will tend to increase during times when the value of the underlying index is decreasing. When the value of the underlying index is increasing, however, the value of the Fund's shares should decrease on a daily basis by an inversely proportionate amount (E.G., if the index goes up by 5%, the value of the Fund's shares should go down by 5% on that day).

PRINCIPAL INVESTMENT STRATEGY

Unlike a traditional index fund, the Inverse Russell 2000(R) Strategy Fund's objective is to perform exactly the opposite of the underlying index, and the Fund will not own the securities included in the underlying index. Instead, as its primary investment strategy, the Fund engages in short sales of securities included in the underlying index or futures contracts, and will enter into swap agreements. In addition, the Fund may invest to a significant extent in derivatives and other instruments whose performance is expected to be the opposite of the underlying index, such as options on securities, futures contracts, and securities indices and swap agreements. On a day-to-day basis, the Fund may hold short-term U.S. Government securities or cash equivalents to collateralize its short sales and derivative positions.


INVESTOR PROFILE

Investors who expect the Russell 2000(R) Index to go down and want investment gains when it does so. These investors must also be willing to bear the risk of equal losses if the Russell 2000(R) Index goes up.

PRINCIPAL RISKS


The Inverse Russell 2000(R) Strategy Fund is subject to a number of risks that may affect the value of its shares, including:

      o     Active Trading Risk

      o     Depositary Receipt Risk

      o     Derivatives Risk

      o     Early Closing Risk

      o     Market Risk

      o     Non-Diversification Risk

      o     Short Sales Risk

      o     Small-Capitalization Securities Risk

      o     Swap Counterparty Credit Risk

      o     Tracking Error Risk

      o     Trading Halt Risk

Please see "Descriptions of Principal Risks" on page 35 for a discussion of each of the principal risks that apply to this Fund.

                                [GRAPHIC OMITTED]

12


EUROPE 1.25X STRATEGY FUND
(FORMERLY, EUROPE ADVANTAGE FUND)
--------------------------------------------------------------------------------
H-CLASS (RYEUX)

FUND OBJECTIVE

The Europe 1.25x Strategy Fund seeks to provide investment results that correlate to the performance of a specific benchmark. The Fund's current benchmark is the Dow Jones STOXX 50 Index(SM) (the "underlying index"). The investment objective of the Fund is non-fundamental and may be changed without shareholder approval.

If the Fund meets its objective, the value of the Fund's shares will tend to increase during times when the performance of its benchmark is increasing. When the value of its benchmark is decreasing, the value of the Fund's shares will tend to decrease.

PRINCIPAL INVESTMENT STRATEGY

The Europe 1.25x Strategy Fund invests principally in securities of companies included in the underlying index and in leveraged instruments, such as equity swap agreements, futures contracts and options on securities, futures contracts, and stock indices. Futures and options contracts, if used properly, may enable the Fund to meet its objective by increasing the Fund's exposure to the securities included in the underlying index or to securities whose performance is highly correlated to its benchmark. The Advisor will attempt to consistently apply leverage to increase the Fund's exposure to 125% of its benchmark. The Fund holds U.S. Government securities or cash equivalents to collateralize these futures and options contracts. For more information about the effects of leverage, please see "Understanding Compounding and the Effect of Leverage."


INVESTOR PROFILE

Investors who expect the Dow Jones STOXX 50 Index(SM) to go up and want accelerated investment gains when it does so. These investors must also be willing to bear the risk of equally accelerated losses if the Dow Jones STOXX 50 Index(SM) goes down.


PRINCIPAL RISKS

The Europe 1.25x Strategy Fund is subject to a number of risks that may affect the value of its shares, including:

      o     Active Trading Risk

      o     Depositary Receipt Risk

      o     Derivatives Risk

      o     Early Closing Risk

      o     Foreign Currency Risk

      o     Foreign Securities Risk

      o     Geographic Concentration in Europe Risk

      o     Leveraging Risk

      o     Market Risk

      o     Non-Diversification Risk

      o     Swap Counterparty Credit Risk

      o     Tracking Error Risk

      o     Trading Halt Risk

Please see "Descriptions of Principal Risks" on page 35 for a discussion of each of the principal risks that apply to this Fund.

                                [GRAPHIC OMITTED]

                                                                   PROSPECTUS 13


JAPAN 1.25X STRATEGY FUND
(FORMERLY, JAPAN ADVANTAGE FUND)
--------------------------------------------------------------------------------
H-CLASS (RYJPX)

FUND OBJECTIVE

The Japan 1.25x Strategy Fund seeks to provide investment results that correlate to the performance of a specific benchmark. The Fund's current benchmark is the Topix 100 Index (the "underlying index"). The investment objective of the Fund is non-fundamental and may be changed without shareholder approval.

If the Fund meets its objective, the value of the Fund's shares will tend to increase during times when the performance of its benchmark is increasing. When the value of its benchmark is decreasing, the value of the Fund's shares will tend to decrease.

PRINCIPAL INVESTMENT STRATEGY

The Fund invests principally in securities of companies included in the underlying index and in leveraged instruments, such as equity swap agreements, futures contracts and options on securities, futures contracts, and stock indices. Futures and options contracts, if used properly, may enable the Fund to meet its objective by increasing the Fund's exposure to the securities included in the underlying index or to securities whose performance is highly correlated to its benchmark. The Advisor will attempt to consistently apply leverage to increase the Fund's exposure to 125% of its benchmark. The Fund holds U.S. Government securities or cash equivalents to collateralize these futures and options contracts. For more information about the effects of leverage, please see "Understanding Compounding and the Effect of Leverage."


INVESTOR PROFILE

Investors who expect the Topix 100 Index to go up and want accelerated investment gains when it does so. These investors must also be willing to bear the risk of equally accelerated losses if the Topix 100 Index goes down.

PRINCIPAL RISKS


The Japan 1.25x Strategy Fund is subject to a number of risks that may affect the value of its shares, including:

      o     Active Trading Risk

      o     Depositary Receipt Risk

      o     Derivatives Risk

      o     Early Closing Risk

      o     Foreign Currency Risk

      o     Foreign Securities Risk

      o     Geographic Concentration in Japan Risk

      o     Leveraging Risk

      o     Market Risk

      o     Non-Diversification Risk

      o     Swap Counterparty Credit Risk

      o     Tracking Error Risk

      o     Trading Halt Risk

Please see "Descriptions of Principal Risks" on page 35 for a discussion of each of the principal risks that apply to this Fund.

                                [GRAPHIC OMITTED]

14


GOVERNMENT LONG BOND 1.2X
STRATEGY FUND (FORMERLY, GOVERNMENT
LONG BOND ADVANTAGE FUND)
--------------------------------------------------------------------------------
ADVISOR CLASS (RYADX)

FUND OBJECTIVE

The Government Long Bond 1.2x Strategy Fund seeks to provide investment results that correspond to a benchmark for U.S. Government securities. The Fund's current benchmark is 120% of the price movement of the Long Treasury Bond. The Long Treasury Bond is the U.S. Treasury bond with the longest maturity, which is currently 30 years. The price movement of the Long Treasury Bond is based on the daily price change of the most recently issued Long Treasury Bond.

If the Fund meets its objective, the value of the Fund's shares should increase on a daily basis by 120% of any price increase by the Long Treasury Bond. In contrast, when the price of the Long Treasury Bond declines, the value of the Fund's shares should decline on a daily basis by 120% of any price decline of the Long Treasury Bond (E.G., if the Long Treasury Bond goes down by 5%, the value of the Fund's shares should go down by 6% on that day). For more information about the effects of leverage, please see "Understanding Compounding and the Effect of Leverage."

PRINCIPAL INVESTMENT STRATEGY

The Fund invests principally in U.S. Government securities and in leveraged instruments, such as certain futures and options contracts. Some of the Fund's U.S. Government securities, or cash equivalents, will be used to collateralize these futures and options. Futures and options contracts, if used properly, may enable the Fund to meet its objective by increasing the Fund's exposure to the securities included in its benchmark. In addition, the Fund may enter into transactions involving zero coupon U.S. Treasury bonds.

INVESTOR PROFILE

Investors who expect the value of the Long Treasury Bond to go up and want accelerated investment gains when it does so. These investors must also be willing to bear the risk of equally accelerated losses if the value of the Long Treasury Bond goes down.

PRINCIPAL RISKS

The Government Long Bond 1.2x Strategy Fund is subject to a number of risks that may affect the value of its shares, including:

      o     Active Trading Risk

      o     Derivatives Risk

      o     Early Closing Risk

      o     Fixed Income Risk

      o     Leveraging Risk

      o     Market Risk

      o     Non-Diversification Risk

      o     Swap Counterparty Credit Risk

      o     Tracking Error Risk

      o     Trading Halt Risk

Please see "Descriptions of Principal Risks" on page 35 for a discussion of each of the principal risks that apply to this Fund.

                                [GRAPHIC OMITTED]

                                                                   PROSPECTUS 15


INVERSE GOVERNMENT LONG BOND
STRATEGY FUND
(FORMERLY, INVERSE GOVERNMENT LONG BOND FUND)
--------------------------------------------------------------------------------
ADVISOR CLASS (RYJAX)

FUND OBJECTIVE

The Inverse Government Long Bond Strategy Fund seeks to provide total returns that inversely correlate to the price movements of a benchmark for U.S. Treasury debt instruments or futures contracts on a specified debt instrument. The Fund's current benchmark is the inverse of the daily price movement of the Long Treasury Bond. The Long Treasury Bond is the U.S. Treasury bond with the longest maturity, which is currently 30 years. The price movement of the Long Treasury Bond is based on the daily price change of the most recently issued Long Treasury Bond.

If the Fund meets its objective, the value of the Fund's shares will increase on a daily basis when the price of the Long Treasury Bond decreases. When the price of the Long Treasury Bond increases, however, the value of the Fund's shares should decrease on a daily basis by an inversely proportionate amount (E.G., if the price of the Long Treasury Bond increases by 2%, the value of the Fund's shares should go down by 2% on that day).

PRINCIPAL INVESTMENT STRATEGY

Unlike a traditional index fund, the Fund's objective is to perform, on a daily basis, exactly opposite its benchmark, the Long Treasury Bond. As its primary investment strategy, the Fund enters into short sales and swap transactions, and engages in futures and options transactions. On a day-to-day basis, the Fund holds U.S. Government securities or cash equivalents to collateralize its short sales and derivative positions.


INVESTOR PROFILE

Investors who expect the value of the Long Treasury Bond to go down and want investment gains when it does so. These investors must also be willing to bear the risk of equal losses if the value of the Long Treasury Bond goes up.


PRINCIPAL RISKS

The Inverse Government Long Bond Strategy Fund is subject to a number of risks that may affect the value of its shares, including:

      o     Active Trading Risk

      o     Derivatives Risk

      o     Early Closing Risk

      o     Fixed Income Risk

      o     Market Risk

      o     Non-Diversification Risk

      o     Short Sales Risk

      o     Swap Counterparty Credit Risk

      o     Tracking Error Risk

      o     Trading Halt Risk

Please see "Descriptions of Principal Risks" on page 35 for a discussion of each of the principal risks that apply to this Fund.

                                [GRAPHIC OMITTED]

16


HIGH YIELD STRATEGY FUND
--------------------------------------------------------------------------------
H-CLASS (RYHGX)

FUND OBJECTIVE

The High Yield Strategy Fund seeks to provide investment results that correlate to the performance of the high yield bond market. The investment objective of the High Yield Strategy Fund is non-fundamental and may be changed without shareholder approval.

PRINCIPAL INVESTMENT STRATEGY

The High Yield Strategy Fund seeks to gain exposure similar to the performance of the high yield bond market by investing in credit default swaps, high yield securities, futures and other financial instruments with economic characteristics comparable to that of the high yield bond market, as represented by U.S. and Canadian high yield bonds. Generally, high yield bonds are those bonds rated BB+ and lower by Standard & Poor's Rating Service or Ba1 and lower by Moody's Investor Services, Inc., but may include unrated bonds that the Advisor determines are of similar quality. The Advisor will consider the liquidity, transaction costs and relative value of available investments in seeking to meet the Fund's investment objective.

The Fund will primarily invest in credit default swaps to gain exposure similar to the high yield bond market. Credit default swaps are instruments which allow for the full or partial transfer of third party credit risk, with respect to a particular entity or entities, from one counterparty to the other. A buyer of credit default swaps is buying credit protection or mitigating credit risk. A seller of credit default swaps is selling credit protection or assuming credit risk. The Fund will normally be a seller of credit protection (assuming credit risk) as it seeks to gain exposure to the high yield bond market, but may also buy credit protection from time to time in order to maintain the appropriate level of exposure to the high yield bond market, such as during times of heavy redemption activity.

In addition, the Fund may invest in bond futures for the purpose of managing duration risk. For cash management purposes, the Fund may invest in other fixed income securities and money market instruments. The Fund may also invest in other financial instruments including corporate notes, convertible debt securities, preferred securities and derivatives thereof, as well as other investment companies, including exchange-traded funds ("ETFs"), unit investment trusts ("UITs"), and closed-end funds, that invest primarily in high yield debt instruments.

                                [GRAPHIC OMITTED]

                                                                   PROSPECTUS 17

INVESTOR PROFILE

Investors who expect the value of the high yield bond market to go up and want investment gains when it does so. These investors must also be willing to bear the risk of equal losses if the value of the high yield bond market goes down.

PRINCIPAL RISKS

The High Yield Strategy Fund is subject to a number of risks that may affect the value of its shares, including:

      o     Active Trading Risk

      o     Credit Risk

      o     Derivatives Risk

      o     Early Closing Risk

      o     Fixed Income Risk

      o     Foreign Issuer Exposure Risk

      o     High Yield Risk

      o     Investment in Investment Companies Risk

      o     Investment Technique Risk

      o     Issuer Specific Risk

      o     Liquidity Risk

      o     Market Risk

      o     Non-Diversification Risk

      o     Portfolio Turnover Risk

      o     Swap Counterparty Credit Risk

      o     Trading Halt Risk

Please see "Descriptions of Principal Risks" on page 25 for a discussion of each of the principal risks that apply to this Fund.

                                [GRAPHIC OMITTED]

18

INVERSE HIGH YIELD STRATEGY FUND
--------------------------------------------------------------------------------
H-CLASS (RYIHX)

FUND OBJECTIVE

The Inverse High Yield Strategy Fund seeks to provide investment results that inversely correlate to the performance of the high yield bond market. The investment objective of the Inverse High Yield Strategy Fund is non-fundamental and may be changed without shareholder approval.

If the Fund meets its investment objective, the value of the Fund's shares will tend to increase during times when the value of the high yield bond market, as a whole, is decreasing. When the value of the high yield bond market is increasing, however, the value of the Fund's shares should decrease on a daily basis by an inversely proportionate amount (E.G., if the value of the high yield bond market increases by 5%, the value of the Fund's shares should decrease by 5% on that day). As a result of the inverse correlation, certain of the risks described below apply to the Fund in an inverse or opposite manner than they would apply to the High Yield Strategy Fund or other traditional high yield mutual fund.

PRINCIPAL INVESTMENT STRATEGY

The Inverse High Yield Strategy Fund seeks to gain inverse exposure to the performance of the high yield bond market by investing in credit default swaps, futures and other financial instruments with economic characteristics opposite to that of the high yield bond market, as represented by U.S. and Canadian high yield bonds. Generally, high yield bonds are those bonds rated BB+ and lower by Standard & Poor's Rating Service or Ba1 and lower by Moody's Investor Services, Inc., but may include unrated bonds that the Advisor determines are of similar quality. The Advisor will consider the liquidity, transaction costs and relative value of available investments in seeking to meet the Fund's objective.

The Fund will primarily invest in credit default swaps to gain inverse exposure to the high yield bond market. Credit default swaps are instruments which allow for the full or partial transfer of third party credit risk, with respect to a particular entity or entities, from one counterparty to the other. A buyer of credit default swaps is buying credit protection or mitigating credit risk. A seller of credit default swaps is selling credit protection or assuming credit risk. The Fund will normally be a buyer of credit protection as it seeks to gain inverse exposure to the high yield bond market, but may also sell credit protection (assuming credit risk) from time to time in order to maintain the appropriate level of exposure to the high yield bond market, such as during times of heavy redemption activity.

                                [GRAPHIC OMITTED]

                                                                   PROSPECTUS 19

In addition, the Fund may invest in bond futures for the purpose of managing duration risk. For cash management purposes, the Fund may invest in other fixed income securities and money market instruments. The Fund may also invest in other financial instruments including corporate notes, convertible debt securities, preferred securities and derivatives thereof, as well as other investment companies, including ETFs, UITs, and closed-end funds, that provide inverse exposure to the high yield debt market.

INVESTOR PROFILE

Investors who expect the value of the high yield bond market to go down and want investment gains when it does so. These investors must also be willing to bear the risk of equal losses if the value of the high yield bond market goes up.

PRINCIPAL RISKS

The Inverse High Yield Strategy Fund is subject to a number of risks that may affect the value of its shares, including:

      o     Active Trading Risk

      o     Credit Risk

      o     Derivatives Risk

      o     Early Closing Risk

      o     Fixed Income Risk

      o     Foreign Issuer Exposure Risk

      o     Investment in Investment Companies Risk

      o     Investment Technique Risk

      o     Issuer Specific Risk

      o     Liquidity Risk

      o     Market Risk

      o     Non-Diversification Risk

      o     Portfolio Turnover Risk

      o     Short Sales Risk

      o     Swap Counterparty Credit Risk

      o     Trading Halt Risk

Please see "Descriptions of Principal Risks" on page 25 for a discussion of each of the principal risks that apply to this Fund.

                                [GRAPHIC OMITTED]

20

U.S. GOVERNMENT MONEY MARKET FUND
--------------------------------------------------------------------------------
ADVISOR CLASS (RYDXX)

FUND OBJECTIVE

The U.S. Government Money Market Fund seeks to provide security of principal, high current income, and liquidity.

PRINCIPAL INVESTMENT STRATEGY

The U.S. Government Money Market Fund invests primarily in money market instruments issued or guaranteed as to principal and interest by the U.S. Government, its agencies or instrumentalities, and enters into repurchase agreements fully collateralized by U.S. Government securities. The Fund may also invest in Eurodollar time deposits. The Fund operates under U.S. Securities and Exchange Commission rules, which impose certain liquidity, maturity, and diversification requirements. All securities purchased by the Fund must have remaining maturities of 397 days or less, and must be found by the Advisor to represent minimal credit risk and be of eligible quality.


PRINCIPAL RISKS

The U.S. Government Money Market Fund is subject to a number of risks that may affect the value of its shares, including:

      o     Interest Rate Risk

      o     Stable Price Per Share Risk

Please see "Descriptions of Principal Risks" on page 25 for a discussion of each of the principal risks that apply to this Fund.

                                [GRAPHIC OMITTED]

                                                                   PROSPECTUS 21


PRINCIPAL RISKS OF INVESTING IN THE FUNDS
--------------------------------------------------------------------------------

As indicated below, the Funds are subject to a number of risks that may affect the value of the Funds' shares. Please see "Descriptions of Principal Risks" immediately following the table for more detailed information about the principal risks of the Funds.

-----------------------------------------------------------------------------------------------
                                                            INVERSE S&P
                                          NOVA   S&P 500   500 STRATEGY    OTC    INVERSE OTC
                                          FUND     FUND        FUND       FUND   STRATEGY FUND
-----------------------------------------------------------------------------------------------
Active Trading Risk                         X       X           X           X          X
-----------------------------------------------------------------------------------------------
Credit Risk
-----------------------------------------------------------------------------------------------
Depositary Receipt Risk                     X       X           X           X          X
-----------------------------------------------------------------------------------------------
Derivatives Risk                            X       X           X           X          X
-----------------------------------------------------------------------------------------------
Early Closing Risk                          X       X           X           X          X
-----------------------------------------------------------------------------------------------
Fixed Income Risk
-----------------------------------------------------------------------------------------------
Foreign Currency Risk
-----------------------------------------------------------------------------------------------
Foreign Issuer Exposure Risk
-----------------------------------------------------------------------------------------------
Foreign Securities Risk
-----------------------------------------------------------------------------------------------
Geographic Concentration in Europe Risk
-----------------------------------------------------------------------------------------------
Geographic Concentration in Japan Risk
-----------------------------------------------------------------------------------------------
High Yield Risk
-----------------------------------------------------------------------------------------------
Industry Concentration Risk                                                 X          X
-----------------------------------------------------------------------------------------------
Interest Rate Risk
-----------------------------------------------------------------------------------------------
Investment in Investment Companies Risk
-----------------------------------------------------------------------------------------------
Investment Technique Risk
-----------------------------------------------------------------------------------------------
Issuer Specific Risk
-----------------------------------------------------------------------------------------------
Large-Capitalization Securities Risk        X       X           X
-----------------------------------------------------------------------------------------------
Leveraging Risk                             X
-----------------------------------------------------------------------------------------------
Liquidity Risk
-----------------------------------------------------------------------------------------------
Market Risk                                 X       X           X           X          X
-----------------------------------------------------------------------------------------------
Mid-Capitalization Securities Risk                                          X          X
-----------------------------------------------------------------------------------------------
Non-Diversification Risk                    X       X           X           X          X
-----------------------------------------------------------------------------------------------
Portfolio Turnover Risk
-----------------------------------------------------------------------------------------------
Short Sales Risk                                                X                      X
-----------------------------------------------------------------------------------------------
Small-Capitalization Securities Risk
-----------------------------------------------------------------------------------------------
Stable Price Per Share Risk
-----------------------------------------------------------------------------------------------
Swap Counterparty Credit Risk               X       X           X           X          X
-----------------------------------------------------------------------------------------------
Technology Sector Concentration Risk                                        X          X
-----------------------------------------------------------------------------------------------
Tracking Error Risk                         X       X           X           X          X
-----------------------------------------------------------------------------------------------
Trading Halt Risk                           X       X           X           X          X
-----------------------------------------------------------------------------------------------

                                [GRAPHIC OMITTED]

22

-----------------------------------------------------------------------------------------
                                                          INVERSE MID-   RUSSELL 2000(R)
                                           MID-CAP 1.5X   CAP STRATEGY   1.5X STRATEGY
                                          STRATEGY FUND       FUND            FUND
-----------------------------------------------------------------------------------------
Active Trading Risk                             X               X              X
-----------------------------------------------------------------------------------------
Credit Risk
-----------------------------------------------------------------------------------------
Depositary Receipt Risk                         X               X              X
-----------------------------------------------------------------------------------------
Derivatives Risk                                X               X              X
-----------------------------------------------------------------------------------------
Early Closing Risk                              X               X              X
-----------------------------------------------------------------------------------------
Fixed Income Risk
-----------------------------------------------------------------------------------------
Foreign Currency Risk
-----------------------------------------------------------------------------------------
Foreign Issuer Exposure Risk
-----------------------------------------------------------------------------------------
Foreign Securities Risk
-----------------------------------------------------------------------------------------
Geographic Concentration in Europe Risk
-----------------------------------------------------------------------------------------
Geographic Concentration in Japan Risk
-----------------------------------------------------------------------------------------
High Yield Risk
-----------------------------------------------------------------------------------------
Industry Concentration Risk
-----------------------------------------------------------------------------------------
Interest Rate Risk
-----------------------------------------------------------------------------------------
Investment in Investment Companies Risk
-----------------------------------------------------------------------------------------
Investment Technique Risk
-----------------------------------------------------------------------------------------
Issuer Specific Risk
-----------------------------------------------------------------------------------------
Large-Capitalization Securities Risk
-----------------------------------------------------------------------------------------
Leveraging Risk                                 X                              X
-----------------------------------------------------------------------------------------
Liquidity Risk
-----------------------------------------------------------------------------------------
Market Risk                                     X               X              X
-----------------------------------------------------------------------------------------
Mid-Capitalization Securities Risk              X               X
-----------------------------------------------------------------------------------------
Non-Diversification Risk                        X               X              X
-----------------------------------------------------------------------------------------
Portfolio Turnover Risk
-----------------------------------------------------------------------------------------
Short Sales Risk                                                X
-----------------------------------------------------------------------------------------
Small-Capitalization Securities Risk                                           X
-----------------------------------------------------------------------------------------
Stable Price Per Share Risk
-----------------------------------------------------------------------------------------
Swap Counterparty Credit Risk                   X               X              X
-----------------------------------------------------------------------------------------
Technology Sector Concentration Risk
-----------------------------------------------------------------------------------------
Tracking Error Risk                             X               X              X
-----------------------------------------------------------------------------------------
Trading Halt Risk                               X               X              X
-----------------------------------------------------------------------------------------

                                [GRAPHIC OMITTED]

                                                                   PROSPECTUS 23

-----------------------------------------------------------------------------------------------------------
                                                       INVERSE         EUROPE     JAPAN        GOVERNMENT
                                          RUSSELL   RUSSELL 2000(R)    1.25X      1.25X        LONG BOND
                                          2000(R)       STRATEGY      STRATEGY   STRATEGY    1.2X STRATEGY
                                           FUND           FUND          FUND       FUND           FUND
-----------------------------------------------------------------------------------------------------------
Active Trading Risk                          X             X              X          X             X
-----------------------------------------------------------------------------------------------------------
Credit Risk
-----------------------------------------------------------------------------------------------------------
Depositary Receipt Risk                      X             X              X          X
-----------------------------------------------------------------------------------------------------------
Derivatives Risk                             X             X              X          X             X
-----------------------------------------------------------------------------------------------------------
Early Closing Risk                           X             X              X          X             X
-----------------------------------------------------------------------------------------------------------
Fixed Income Risk                                                                                  X
-----------------------------------------------------------------------------------------------------------
Foreign Currency Risk                                                     X          X
-----------------------------------------------------------------------------------------------------------
Foreign Issuer Exposure Risk
-----------------------------------------------------------------------------------------------------------
Foreign Securities Risk                                                   X          X
-----------------------------------------------------------------------------------------------------------
Geographic Concentration in Europe Risk                                   X
-----------------------------------------------------------------------------------------------------------
Geographic Concentration in Japan Risk                                               X
-----------------------------------------------------------------------------------------------------------
High Yield Risk
-----------------------------------------------------------------------------------------------------------
Industry Concentration Risk
-----------------------------------------------------------------------------------------------------------
Interest Rate Risk
-----------------------------------------------------------------------------------------------------------
Investment in Investment Companies Risk
-----------------------------------------------------------------------------------------------------------
Investment Technique Risk
-----------------------------------------------------------------------------------------------------------
Issuer Specific Risk
-----------------------------------------------------------------------------------------------------------
Large-Capitalization Securities Risk
-----------------------------------------------------------------------------------------------------------
Leveraging Risk                                                           X          X             X
-----------------------------------------------------------------------------------------------------------
Liquidity Risk
-----------------------------------------------------------------------------------------------------------
Market Risk                                  X             X              X          X             X
-----------------------------------------------------------------------------------------------------------
Mid-Capitalization Securities Risk
-----------------------------------------------------------------------------------------------------------
Non-Diversification Risk                     X             X              X          X             X
-----------------------------------------------------------------------------------------------------------
Portfolio Turnover Risk
-----------------------------------------------------------------------------------------------------------
Short Sales Risk                                           X
-----------------------------------------------------------------------------------------------------------
Small-Capitalization Securities Risk         X             X
-----------------------------------------------------------------------------------------------------------
Stable Price Per Share Risk
-----------------------------------------------------------------------------------------------------------
Swap Counterparty Credit Risk                X             X              X          X             X
-----------------------------------------------------------------------------------------------------------
Technology Sector Concentration Risk
-----------------------------------------------------------------------------------------------------------
Tracking Error Risk                          X             X              X          X             X
-----------------------------------------------------------------------------------------------------------
Trading Halt Risk                            X             X              X          X             X
-----------------------------------------------------------------------------------------------------------

                                [GRAPHIC OMITTED]

24

------------------------------------------------------------------------------------------------
                                             INVERSE                     INVERSE       U.S.
                                           GOVERNMENT     HIGH YIELD   HIGH YIELD   GOVERNMENT
                                            LONG BOND      STRATEGY     STRATEGY       MONEY
                                          STRATEGY FUND      FUND         FUND      MARKET FUND
------------------------------------------------------------------------------------------------
Active Trading Risk                             X              X            X
------------------------------------------------------------------------------------------------
Credit Risk                                                    X            X
------------------------------------------------------------------------------------------------
Depositary Receipt Risk
------------------------------------------------------------------------------------------------
Derivatives Risk                                X              X            X
------------------------------------------------------------------------------------------------
Early Closing Risk                              X              X            X
------------------------------------------------------------------------------------------------
Fixed Income Risk                               X              X            X
------------------------------------------------------------------------------------------------
Foreign Currency Risk
------------------------------------------------------------------------------------------------
Foreign Issuer Exposure Risk                                   X            X
------------------------------------------------------------------------------------------------
Foreign Securities Risk
------------------------------------------------------------------------------------------------
Geographic Concentration in Europe Risk
------------------------------------------------------------------------------------------------
Geographic Concentration in Japan Risk
------------------------------------------------------------------------------------------------
High Yield Risk                                                X
------------------------------------------------------------------------------------------------
Industry Concentration Risk
------------------------------------------------------------------------------------------------
Interest Rate Risk                                                                       X
------------------------------------------------------------------------------------------------
Investment in Investment Companies Risk                        X            X
------------------------------------------------------------------------------------------------
Investment Technique Risk                                      X            X
------------------------------------------------------------------------------------------------
Issuer Specific Risk                                           X            X
------------------------------------------------------------------------------------------------
Large-Capitalization Securities Risk
------------------------------------------------------------------------------------------------
Leveraging Risk
------------------------------------------------------------------------------------------------
Liquidity Risk                                                 X            X
------------------------------------------------------------------------------------------------
Market Risk                                     X              X            X
------------------------------------------------------------------------------------------------
Mid-Capitalization Securities Risk
------------------------------------------------------------------------------------------------
Non-Diversification Risk                        X              X            X
------------------------------------------------------------------------------------------------
Portfolio Turnover Risk                                        X            X
------------------------------------------------------------------------------------------------
Short Sales Risk                                X                           X
------------------------------------------------------------------------------------------------
Small-Capitalization Securities Risk
------------------------------------------------------------------------------------------------
Stable Price Per Share Risk                                                              X
------------------------------------------------------------------------------------------------
Swap Counterparty Credit Risk                   X              X            X
------------------------------------------------------------------------------------------------
Technology Sector Concentration Risk
------------------------------------------------------------------------------------------------
Tracking Error Risk                             X
------------------------------------------------------------------------------------------------
Trading Halt Risk                               X              X            X
------------------------------------------------------------------------------------------------

                                [GRAPHIC OMITTED]

                                                                   PROSPECTUS 25


DESCRIPTIONS OF PRINCIPAL RISKS
--------------------------------------------------------------------------------

ACTIVE TRADING RISK - A significant portion of the Fund's assets may come from investors who take part in certain strategic and tactical asset allocation programs. These programs often recommend frequent trading of Fund shares to take advantage of anticipated changes in market conditions. Therefore, the Advisor anticipates that investors who take part in these programs may frequently redeem or exchange shares of the Fund, which may cause the Fund to experience high portfolio turnover. High portfolio turnover may result in the Fund paying higher levels of transaction costs and generating greater tax liabilities for shareholders. In addition, large movements of assets into and out of the Fund may negatively impact the Fund's ability to achieve its investment objective. In certain circumstances, the Fund's expense ratios may vary from current estimates or the historical ratio disclosed in this Prospectus.

CREDIT RISK - For the High Yield Strategy Fund, credit risk is the risk that the Fund could lose money if the issuer or guarantor of a debt instrument becomes unwilling or unable to make timely principal and/or interest payments, or to otherwise meet its obligations. For the Inverse High Yield Strategy Fund, credit risk is the risk that the Fund could lose money if the credit quality, or the perception of the financial condition, of the issuer or guarantor of a debt instrument is either upgraded or improves. Securities are subject to varying degrees of credit risk, which are sometimes reflected in credit ratings.

DEPOSITARY RECEIPT RISK - The Fund may hold the securities of non-U.S. companies in the form of American Depositary Receipts ("ADRs"). The underlying securities of the ADRs in the Fund's portfolio are usually denominated or quoted in currencies other than the U.S. Dollar. As a result, changes in foreign currency exchange rates may affect the value of the Fund's portfolio. Generally, when the U.S. Dollar rises in value against a foreign currency, a security denominated in that currency loses value because the currency is worth fewer U.S. Dollars. In addition, because the underlying securities of ADRs trade on foreign exchanges at times when the U.S. markets are not open for trading, the value of the securities underlying the ADRs may change materially at times when the U.S. markets are not open for trading, regardless of whether there is an active U.S. market for shares of the Fund or underlying fund. Investments in the underlying foreign securities may involve risks not typically associated with investing in U.S. companies. Foreign securities markets generally have less trading volume and less liquidity than U.S. markets, and prices in some foreign markets can be extremely volatile due to increased risks of adverse issuer, political, regulatory, market, or economic developments. Many foreign countries lack accounting and disclosure standards comparable to those that apply to U.S. companies, and it may be more difficult to obtain reliable information regarding a foreign issuer's financial condition and operations. In addition,

                                [GRAPHIC OMITTED]

26

transaction costs and costs associated with custody services are generally higher for foreign securities than they are for U.S. securities.

DERIVATIVES RISK - The Fund may invest a percentage of its assets in derivatives, such as futures and options contracts, to pursue its investment objective. The use of such derivatives may expose the Fund to additional risks that it would not be subject to if it invested directly in the securities underlying those derivatives. The Fund may use futures contracts and related options for bona fide hedging purposes to offset changes in the value of securities held or expected to be acquired. They may also be used to gain exposure to a particular market or instrument, to create a synthetic money market position, and for certain other tax-related purposes. The Fund will only enter into futures contracts traded on a national futures exchange or board of trade. Futures and options contracts are described in more detail below:

FUTURES CONTRACTS - Futures contracts and options on futures contracts provide for the future sale by one party and purchase by another party of a specified amount of a specific security at a specified future time and at a specified price. An option on a futures contract gives the purchaser the right, in exchange for a premium, to assume a position in a futures contract at a specified exercise price during the term of the option. Index futures are futures contracts for various indices that are traded on registered securities exchanges.

OPTIONS - TThe buyer of an option acquires the right to buy (a call option) or sell (a put option) a certain quantity of a security (the underlying security) or instrument at a certain price up to a specified point in time. The seller or writer of an option is obligated to sell (a call option) or buy (a put option) the underlying security. When writing (selling) call options on securities, the Fund may cover its positions by owning the underlying security on which an option is written or by owning a call option on the underlying security. Alternatively, the Fund may cover its positions by maintaining, in a segregated account, cash or liquid securities equal in value to the exercise price of the call options written by the Fund.

The risks associated with the Fund's use of futures and options contracts include:

      o The Fund experiencing losses that exceed losses experienced by funds that do not use futures contracts and options.

      o There may be an imperfect correlation between the changes in market value of the securities held by the Fund and the prices of futures and options on futures.

      o Although the Fund will only purchase exchange-traded futures, due to market conditions there may not always be a liquid secondary market for a

                               [GRAPHIC OMITTED]

                                                                   PROSPECTUS 27

      futures contract. As a result, the Fund may be unable to close out its futures contracts at a time which is advantageous.

      o Trading restrictions or limitations may be imposed by an exchange, and government regulations may restrict trading in futures contracts and options.

      o Because option premiums paid or received by the Fund are small in relation to the market value of the investments underlying the options, buying and selling put and call options can be more speculative than investing directly in securities.

EARLY CLOSING RISK - The normal close of trading of securities listed on Nasdaq and the NYSE is 4:00 p.m., Eastern Time. Unanticipated early closings of securities exchanges and other financial markets may result in the Fund's inability to buy or sell securities or other financial instruments on that day. If an exchange or market closes early on a day when the Fund needs to execute a high volume of trades late in a trading day, the Fund might incur substantial trading losses.

FIXED INCOME RISK - The market value of fixed income investments, and financial instruments related to those fixed income investments, will change in response to interest rate changes and other factors, such as changes in the effective maturities and credit ratings of fixed income investments. During periods of falling interest rates, the values of outstanding fixed income securities generally rise. While such periods may benefit the High Yield Strategy Fund, they may cause the value of an investment in the Inverse High Yield Strategy Fund to decrease. In addition, falling interest rates may cause an issuer to redeem or "call" a security before its stated maturity, which may result in the Government Long Bond 1.2x Strategy Fund or Inverse Government Long Bond Strategy Fund having to reinvest the proceeds in lower or higher coupon securities, respectively. Conversely, during periods of rising interest rates, the values of such securities and related financial instruments generally decline. The value of an investment in the High Yield Strategy Fund may decline during periods of rising interest rates. Conversely, during periods of rising interest rates, the values of such securities generally decline. While securities with longer maturities tend to produce higher yields, the prices of longer maturity securities are also subject to greater market fluctuations as a result of changes in interest rates. With respect to the High Yield Strategy Fund and Inverse High Yield Strategy Fund, the prices of high yield bonds, unlike those of investment grade bonds, may fluctuate unpredictably and not necessarily inversely with changes in interest rates. Fixed income investments are also subject to credit risk, which is the possibility that the credit strength of an issuer will weaken and/or an issuer of a

                                [GRAPHIC OMITTED]

28

debt security will fail to make timely payments of principal or interest and the security will go into default.

FOREIGN CURRENCY RISK - The Fund's investments in securities denominated in foreign currencies are subject to currency risk. Currency risks include the following:

      o The value of the Fund's assets measured in U.S. Dollars may be affected by changes in currency exchange rates and exchange control regulations.

      o The Fund may incur transaction costs in connection with conversions between various currencies.

Under normal circumstances, the Fund does not plan to hedge against the risks of variation in currency exchange rates relative to the U.S. Dollar. As a result, the value of securities denominated in foreign currencies can change significantly when foreign currencies strengthen or weaken relative to the U.S. Dollar.

FOREIGN ISSUER EXPOSURE RISK - The Fund may invest in instruments that are linked to the performance of foreign issuers, primarily Canadian issuers. Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market. In particular, the Canadian economy can be significantly affected by the U.S. economy and the price of natural resources. Periodic demands by the Province of Quebec for sovereignty could significantly affect the Canadian market.

FOREIGN SECURITIES RISK - Investing in securities of foreign companies, or in financial instruments that are linked to the performance of foreign issuers, may involve risks not typically associated with investing in U.S. companies. The value of securities denominated in foreign currencies, and of dividends from such securities, can change significantly when foreign currencies strengthen or weaken relative to the U.S. Dollar. Foreign securities markets generally have less trading volume and less liquidity than U.S. markets, and prices in some foreign markets can be extremely volatile due to increased risks of adverse issuer, political, regulatory, market, or economic developments. Many foreign countries lack accounting and disclosure standards comparable to those that apply to U.S. companies, and it may be more difficult to obtain reliable information regarding a foreign issuer's financial condition and operations. Transaction costs and costs associated with custody services are generally higher for foreign securities than they are for U.S. securities. Some foreign governments levy withholding taxes against dividend and interest income. Although in some countries portions of these taxes are recoverable, the non-recovered portion will reduce the income received by the Fund.

                                [GRAPHIC OMITTED]

                                                                   PROSPECTUS 29

GEOGRAPHIC CONCENTRATION IN EUROPE RISK - Because a significant portion of the assets of the Fund are invested in a specific geographical region, the value of its investments and the net asset value of the Fund could decline more dramatically as a result of adverse events affecting Europe. In addition, countries in Europe may be significantly affected by the tight fiscal and monetary controls of the European Economic and Monetary Union (EMU).

GEOGRAPHIC CONCENTRATION IN JAPAN RISK - Targeting Japan could hurt the Fund's performance if Japan's economy performs poorly as a result of political and economic conditions that affect the Japanese market. Japanese economic growth has weakened after the sharp collapse of the stock market in the 1990's and the current economic condition remains uncertain. Japanese stocks tend to be more volatile than their U.S. counterparts, for reasons ranging from political and economic uncertainties, to a higher risk that essential information may be incomplete or erroneous. The Fund may be more volatile than a geographically diversified equity fund.

HIGH YIELD RISK - Below investment grade fixed income securities, or junk bonds, are high-yield, high risk securities and are considered speculative. The value of these securities often fluctuates in response to company, political, or economic developments and declines significantly over short periods of time or during periods of general economic difficulty. Below investment grade fixed income securities generally pay higher yields (greater income) than investment in higher-quality securities; however, below investment grade securities involve greater risk to timely payment of principal and interest, including the possibility of default or bankruptcy of the issuers of the security. These securities can also be thinly traded or have restrictions on resale, making them difficult to sell at an acceptable price. The High Yield Strategy Fund seeks to correspond generally to the total return of the high yield bond market and thus an investment in the Fund will generally decline in value when the high yield bond market is losing value. By contrast, the Inverse High Yield Strategy Fund seeks to correspond generally to the inverse (opposite) of the total return of the high yield bond market, and thus an investment in the Fund will generally decline in value when the high yield bond market is gaining value.

INDUSTRY CONCENTRATION RISK - None of the Funds will invest 25% or more of the value of a Fund's total assets in the securities of one or more issuers conducting their principal business activities in the same industry or group of industries; except that, to the extent the index underlying the Fund's benchmark is concentrated in a particular industry, the Fund will necessarily be concentrated in that industry. Currently, the index underlying the OTC Fund's and the Inverse OTC Strategy Fund's benchmark-- the Nasdaq 100 Index(R)-- is concentrated in technology companies. The risk of concentrating Fund

                                [GRAPHIC OMITTED]

30

investments in a limited number of issuers conducting business in the same industry or group of industries is that the Fund will be more susceptible to the risks associated with that industry or group of industries than a fund that does not concentrate its investments. The Fund's investments in technology companies are subject to legislative or regulatory changes, adverse market conditions and/or increased competition affecting that economic sector. The prices of the securities of technology companies may fluctuate widely due to competitive pressures, increased sensitivity to short product cycles and aggressive pricing, problems relating to bringing their products to market, very high price/earnings ratios, and high personnel turnover due to severe labor shortages for skilled technology professionals.

INTEREST RATE RISK - Interest Rate Risk involves the potential for decline in the Fund's yield (the rate of dividends the Fund pays) in the event of declining interest rates.

INVESTMENT IN INVESTMENT COMPANIES RISK - The Fund may purchase shares of investment companies, such as ETFs, UITs, and closed-end investment companies to gain exposure to a particular portion of the market while awaiting an opportunity to purchase securities directly. When the Fund invests in an investment company, in addition to directly bearing the expenses associated with its own operations, it will bear a pro rata portion of the investment company's expenses. Further, in part because of these additional expenses, the performance of an investment company may differ from the performance the Fund would achieve if it invested directly in the underlying investments of the investment company. In addition, while the risks of owning shares of an investment company generally reflect the risks of owning the underlying investments of the investment company, the Fund may be subject to additional or different risks than if the Fund had invested directly in the underlying investments. For example, shares of an ETF are traded at market prices, which may vary from the net asset value of its underlying investments. In addition, the Fund may invest in investment companies that are not registered pursuant to the Investment Company Act of 1940, as amended, and therefore, is not subject to the regulatory scheme of the Investment Company Act of 1940, as amended.

INVESTMENT TECHNIQUE RISK - The Fund may use investment techniques that may be considered aggressive. Risks associated with the use of futures contracts, options and swap agreements include potentially dramatic price changes (losses) in the value of the instruments and imperfect correlations between the price of the contract and the underlying bond or index. These instruments may increase the volatility of the Fund and may involve a small investment of cash relative to the magnitude of the risk assumed. These techniques also may expose the Fund to risks different from or possibly greater than the risks associ-

                                [GRAPHIC OMITTED]

                                                                   PROSPECTUS 31

ated with investing directly in high yield debt securities, including: 1) the risk that an instrument is temporarily mispriced; 2) credit or performance risk on the amount the Fund expects to receive from a counterparty; 3) the risk that security prices, interest rates and currency markets will move adversely and the Fund will incur significant losses; 4) imperfect correlation between the price of financial instruments and movements in the prices of the underlying securities; and 5) the possible absence of a liquid secondary market for any particular instrument and possible exchange imposed price fluctuation limits, both of which may make it difficult or impossible to adjust the Fund's position in a particular instrument when desired.

ISSUER SPECIFIC RISK - The value of a security may increase or decrease for a number of reasons which directly relate to the issuer. For example, with respect to the High Yield Strategy Fund, perceived poor management performance, financial leverage or reduced demand of the issuer's goods or services may contribute to a decrease in the value of a security. A decrease in the value of the securities of an issuer or guarantor of a debt instrument may cause the value of your investment in the High Yield Strategy Fund to decrease. Conversely, with respect to the Inverse High Yield Strategy Fund, effective management, improved financial condition or increased demand of the issuer's goods or services are factors that may contribute to an increase in the value of a security. An increase in the value of the securities of an issuer or guarantor of a debt instrument may cause the value of your investment in the Inverse High Yield Strategy Fund to decrease.

LARGE-CAPITALIZATION SECURITIES RISK - The Nova Fund and S&P 500 Fund are subject to the risk that large-capitalization stocks may underperform other segments of the equity market or the equity market as a whole. Conversely, the Inverse S&P 500 Strategy Fund is subject to the risk that large-capitalization stocks may outperform other segments of the equity market or the equity market as a whole.

LEVERAGING RISK - The more the Fund invests in leveraged instruments, the more this leverage will magnify any losses on those investments. Since the Fund's investment strategies involve consistently applied leverage, the value of the Fund's shares will tend to increase or decrease more than the value of any increase or decrease in its benchmark. Leverage will also have the effect of magnifying tracking error risk.

LIQUIDITY RISK - In certain circumstances, it may be difficult for the Fund to purchase and sell particular investments within a reasonable time at a fair price. To the extent that there is not an established retail market for instruments in which the Fund may invest, trading in such instruments may be relatively inactive. In addition, during periods of reduced market liquidity or in the absence

                                [GRAPHIC OMITTED]

32

of readily available market quotations for particular investments in the Fund's portfolio, the ability of the Fund to assign an accurate daily value to these investments may be difficult and the Advisor may be required to fair value the investments. For additional information about fair valuation, see "Calculating NAV."

MARKET RISK - The Fund may invest in public and privately issued securities, which may include common and preferred stocks, bonds, warrants, and rights, as well as derivatives and financial instruments that attempt to track the price movement of securities indices. Investments in securities and derivatives in general are subject to market risks that may cause their prices to fluctuate over time. The Fund's investments may decline in value due to factors affecting securities markets generally, or particular countries, segments, economic sectors, industries or companies within those markets. The value of a security may decline due to general economic and market conditions which are not specifically related to a particular issuer, such as real or perceived adverse economic conditions or changes in interest or currency rates. The value of securities convertible into equity securities, such as warrants or convertible debt, is also affected by prevailing interest rates, the credit quality of the issuer and any call provision. Fluctuations in the value of securities and financial instruments in which the Fund invests will cause the net asset value of the Fund to fluctuate. Historically, the markets have moved in cycles, and the value of the Fund's securities and derivatives may fluctuate drastically from day to day.

MID-CAPITALIZATION SECURITIES RISK - In comparison to securities of companies with large capitalizations, securities of medium-capitalization companies may have more price volatility, greater spreads between their bid and ask prices, significantly lower trading volumes, and cyclical or static growth prospects. Medium-capitalization companies often have limited product lines, markets or financial resources, and may therefore be more vulnerable to adverse developments than large-capitalization companies. These securities may or may not pay dividends. The OTC Fund and Mid-Cap 1.5x Strategy Fund are subject to the risk that medium-capitalization stocks may underperform other segments of the equity market or the equity market as a whole. Conversely, the Inverse OTC Strategy Fund and Inverse Mid-Cap Strategy Fund are subject to the risk that medium-capitalization stocks may outperform other segments of the equity market or the equity market as a whole.

NON-DIVERSIFICATION RISK - Because the Fund is non-diversified, it can invest in the securities of a limited number of issuers. To the extent that the Fund invests a significant percentage of its assets in a limited number of issuers, the Fund is subject to the risks of investing in those few issuers, and may be more susceptible to a single adverse economic or regulatory occurrence. As a

                                [GRAPHIC OMITTED]

                                                                   PROSPECTUS 33

result, changes in the market value of a single security could cause greater fluctuations in the value of Fund shares than would occur in a diversified fund.

PORTFOLIO TURNOVER RISK - The Fund's strategy may frequently involve buying and selling portfolio securities to rebalance the Fund's exposure to various market sectors. Higher portfolio turnover may result in the Fund paying higher levels of transaction costs and generating greater tax liabilities for shareholders. Portfolio turnover risk may cause the Fund's performance to be less than you expect.

SHORT SALES RISK - Short sales are transactions in which the Fund sells a security it does not own. To complete the transaction, the Fund must borrow the security to make delivery to the buyer. The Fund is then obligated to replace the security borrowed by purchasing the security at the market price at the time of replacement. The price at such time may be higher or lower than the price at which the security was sold by the Fund. If the underlying security goes down in price between the time the Fund sells the security and buys it back, the Fund will realize a gain on the transaction. Conversely, if the underlying security goes up in price during the period, the Fund will realize a loss on the transaction. Any such loss is increased by the amount of premium or interest the Fund must pay to the lender of the security. Likewise, any gain will be decreased by the amount of premium or interest the Fund must pay to the lender of the security. The Fund is also required to segregate other assets on its books to cover its obligation to return the security to the lender which means that those other assets may not be available to meet the Fund's needs for immediate cash or other liquidity. The Fund's investment performance may also suffer if the Fund is required to close out a short position earlier than it had intended. This would occur if the securities lender required the Fund to deliver the securities the Fund borrowed at the commencement of the short sale and the Fund was unable to borrow the securities from another securities lender or otherwise obtain the security by other means. In addition, the Fund may be subject to expenses related to short sales that are not typically associated with investing in securities directly, such as costs of borrowing and margin account maintenance costs associated with the Fund's open short positions. These expenses negatively impact the performance of the Fund. For example, when the Fund short sells an interest-bearing security, such as a bond, it is obligated to pay the interest on the security it has sold. This cost is partially offset by the interest earned by the Fund on the investment of the cash generated by the short sale. Similarly, when the Fund sells short an equity security that pays a dividend, it is obligated to pay the dividend on the security it has sold. However, a dividend paid on a security sold short generally reduces the market value of the shorted security and thus, increases the Fund's unrealized gain or reduces the Fund's unrealized loss on its short sale transaction. To the extent that the interest rate and/or divi-

                                [GRAPHIC OMITTED]

34

dend that the Fund is obligated to pay is greater than the interest earned by the Fund on investments, the performance of the Fund will be negatively impacted. These types of short sales expenses are sometimes referred to as the "negative cost of carry," and will tend to cause the Fund to lose money on a short sale even in instances where the price of the underlying security sold short does not change over the duration of the short sale.

SMALL-CAPITALIZATION SECURITIES RISK - In comparison to securities of companies with medium and large capitalizations, securities of small-capitalization companies may have more price volatility, greater spreads between their bid and ask prices, significantly lower trading volumes, and cyclical or static growth prospects. Small-capitalization companies often have limited product lines, markets or financial resources, and may therefore be more vulnerable to adverse developments than medium and large-capitalization companies. These securities may or may not pay dividends. The Russell 2000(R) Fund is subject to the risk that small-capitalization stocks may underperform other segments of the equity market or the equity markets as a whole. Conversely, the Inverse Russell 2000(R) Fund is subject to the risk that small-capitalization stocks may outperform other segments of the equity market or the equity markets as a whole.

STABLE PRICE PER SHARE RISK - The Fund's assets are valued using the amortized cost method, which enables the Fund to maintain a stable price of $1.00 per share. ALTHOUGH THE FUND IS MANAGED TO MAINTAIN A STABLE PRICE PER SHARE OF $1.00, THERE IS NO GUARANTEE THAT THE PRICE WILL BE CONSTANTLY MAINTAINED, AND IT IS POSSIBLE TO LOSE MONEY. THE FUND IS NOT A BANK DEPOSIT AND IS NOT FEDERALLY INSURED OR GUARANTEED BY ANY GOVERNMENT AGENCY OR GUARANTEED TO ACHIEVE ITS OBJECTIVE.

SWAP COUNTERPARTY CREDIT RISK - The Fund may enter into swap agreements, including but not limited to equity index or interest rate swap agreements, for purposes of attempting to gain exposure to a particular group of stocks or to an index of stocks without actually purchasing those stocks, or to hedge a position. The High Yield Strategy Fund and Inverse High Yield Strategy Fund may also enter into credit default swap agreements for purposes of attempting to gain exposure to the high yield bond market without actually purchasing high yield debt securities, or to hedge a position. The Fund will use short-term swap agreements to exchange the returns (or differentials in rates of return) earned or realized in particular predetermined investments or instruments. The Fund will not enter into any swap agreement unless the Advisor believes that the other party to the transaction is creditworthy. The use of swap agreements involves risks that are different from those associated with ordinary portfolio securities transactions. The Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty. If swap counterparty defaults on

                                [GRAPHIC OMITTED]

                                                                   PROSPECTUS 35

its payment obligations to the Fund, this default will cause the value of your investment in the Fund to decrease. In addition, the Fund may enter into swap agreements with a limited number of counterparties, which may increase the Fund's exposure to counterparty credit risk. Swap agreements also may be considered to be illiquid.

      CREDIT DEFAULT SWAP RISK - A credit default swap agreement is an agreement between two parties: a buyer of credit protection and a seller of credit protection. The Fund may be either the buyer of credit protection against a designated event of default, restructuring or other credit related event (each a "Credit Event") or the seller of credit protection in a credit default swap. The buyer in a credit default swap agreement is obligated to pay the seller a periodic stream of payments over the term of the swap agreement. The High Yield Strategy Fund will normally be a seller of credit protection. If no Credit Event occurs, the seller of credit protection will have received a fixed rate of income throughout the term of the swap agreement. If a Credit Event occurs, the seller of credit protection must pay the buyer of credit protection the full notional value of the reference obligation through either physical settlement or cash settlement. The Inverse High Yield Strategy Fund will normally be a buyer of credit protection. If no Credit Event occurs, the buyer of credit protection will have made a series of periodic payments through the term of the swap agreement. However, if a Credit Event occurs, the buyer of credit protection will receive the full notional value of the reference obligation either through physical settlement or cash settlement from the seller of credit protection. A credit default swap may involve greater risks than if the Fund invested directly in the underlying reference obligations. For example, a credit default swap may increase the Fund's credit risk because it has exposure to both the issuer of the underlying reference obligation and the counterparty to the credit default swap. In addition, credit defaults swaps may be difficult to value depending on whether an active market exists for the credit default swaps in which the Fund invests.

TECHNOLOGY SECTOR CONCENTRATION RISK - The Fund's underlying index is concentrated in technology companies. As a result, the Fund's investments will also necessarily be concentrated in technology companies. The market prices of technology-related instruments tend to exhibit a greater degree of market risk and sharp price fluctuations than other types of instruments. Technology-related instruments also may be affected adversely by, among other things, changes in technology, consumer and business purchasing patterns, government regulation and/or obsolete products or services.

                                [GRAPHIC OMITTED]

36

TRACKING ERROR RISK - Tracking error risk refers to the risk that the Fund's Advisor may not be able to cause the Fund's performance to match that of the Fund's benchmark, either on a daily or aggregate basis. Factors such as Fund expenses, imperfect correlation between the Fund's investments and those of its benchmark, rounding of share prices, changes to the benchmark, regulatory policies, high portfolio turnover rate and leverage all contribute to tracking error. In addition, because each Fund, except for the Mid-Cap 1.5x Strategy Fund, Russell 2000(R) 1.5x Strategy Fund, Europe 1.25x Strategy Fund, Japan 1.25x Strategy Fund and Government Long Bond 1.2x Strategy Fund, is tracking the performance of its benchmark on a daily basis, mathematical compounding may prevent a Fund from correlating with the monthly, quarterly, annual or other period performance of its benchmark. Tracking error may cause the Fund's performance to be less than you expect.

The Mid-Cap 1.5x Strategy Fund, Russell 2000(R) 1.5x Strategy Fund, Europe 1.25x Strategy Fund, Japan 1.25x Strategy Fund and Government Long Bond 1.2x Strategy Fund seek to track their respective benchmarks over time, but are also subject to the effects of mathematical compounding. Tracking error may be more significant for the Mid-Cap 1.5x Strategy Fund, Russell 2000(R) 1.5x Strategy Fund, Europe 1.25x Strategy Fund, Japan 1.25x Strategy Fund and Government Long Bond 1.2x Strategy Fund compared to other Rydex Funds due to the Funds' consistent application of leverage to increase exposure to their respective benchmarks.

The prices of the Europe 1.25x Strategy Fund and Japan 1.25x Strategy Fund are calculated at the close of the U.S. markets using fair value prices. Due to the differences in times between the close of the European and Japanese markets and the time the Funds price their shares, the value the Funds assign to securities generally will not be the same as the quoted or published prices of those securities on their primary markets or exchanges. On a daily basis, the Funds are priced with consideration to the performance of securities on their primary exchanges, foreign currency appreciation/depreciation, and market movement in the U.S. as related to the securities. As a result, the tracking error risk for the Europe 1.25x Strategy Fund and Japan 1.25x Strategy Fund may be higher than for other Rydex Funds.

TRADING HALT RISK - The Fund typically will hold short-term options and futures contracts. The major exchanges on which these contracts are traded, such as the Chicago Mercantile Exchange, have established limits on how much an option or futures contract may decline over various time periods within a day. In addition, the major securities exchanges, such as the NYSE, have established limits on how much the securities market, based on the Dow Jones Industrial Average(SM), may decline over various time periods within a day. If

                                [GRAPHIC OMITTED]

                                                                   PROSPECTUS 37

the price of a security, an option or a futures contract declines more than the established limits, trading on the exchange is halted on that instrument. If a trading halt occurs, the Fund may temporarily be unable to purchase or sell the options, futures contracts or securities that are the subject of the trading halt. Such a trading halt near the time the Fund prices its shares may limit the Fund's ability to use leverage and may prevent the Fund from achieving its investment objective. In such an event, the Fund also may be required to use a "fair-value" method to price their outstanding contracts or securities.

                                [GRAPHIC OMITTED]

38


FUND PERFORMANCE
--------------------------------------------------------------------------------

The following bar charts show the performance of the Advisor Class Shares or H-Class Shares, as applicable, of the Funds from year to year. The variability of performance over time provides an indication of the risks of investing in a Fund. The following tables show the performance of the Advisor Class Shares or H-Class Shares, as applicable, of the Funds as an average over different periods of time in comparison to the performance of a broad market index. The figures in the bar charts and tables assume the reinvestment of dividends and capital gains distributions. The after-tax returns are calculated using the highest historical federal income and capital gains tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown. Returns After Taxes on Distributions assume a continued investment in a Fund and show the effect of taxes on Fund distributions. Returns After Taxes on Distributions and Sale of Fund Shares assume all shares were redeemed at the end of each measurement period, and show the effect of any taxable gain (or offsetting loss) on redemption, as well as the effects of taxes on Fund distributions. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. After-tax returns for other classes of shares will differ from those shown below. Of course, this past performance (before and after taxes) does not necessarily indicate how a Fund will perform in the future.

                                [GRAPHIC OMITTED]

                                                                   PROSPECTUS 39

NOVA FUND
--------------------------------------------------------------------------------

THE PERFORMANCE INFORMATION SHOWN BELOW FOR THE ADVISOR CLASS SHARES IS BASED ON A CALENDAR YEAR. THE YEAR-TO-DATE RETURN FOR THE PERIOD FROM JANUARY 1, 2007 THROUGH JUNE 30, 2007 IS 8.17%.

  [THE FOLLOWING TABLE WAS REPRESENTED BY A BAR CHART IN THE PRINTED MATERIAL.]

          1999     2000     2001     2002    2003    2004   2005    2006
         ---------------------------------------------------------------
         23.44   -19.96   -22.62   -35.47   39.59   14.83   4.12   19.12

Highest Quarter Return                                     Lowest Quarter Return
(quarter ended 6/30/2003) 23.27%               (quarter ended 9/30/2002) -26.49%

AVERAGE ANNUAL TOTAL RETURN
(FOR PERIODS ENDED DECEMBER 31, 2006)

                                                                 Since Inception
ADVISOR CLASS SHARES                  Past 1 Year  Past 5 Years    (10/15/1998)
--------------------------------------------------------------------------------
Return Before Taxes                      19.12%        5.11%          2.51%
Return After Taxes on Distributions      16.45%        4.40%          2.00%
Return After Taxes on Distributions
   and Sale of Fund Shares               12.43%        3.98%          1.85%
S&P 500(R) Index 1                       15.79%        6.19%          5.41%

1 THE S&P 500(R) INDEX IS AN UNMANAGED CAPITALIZATION-WEIGHTED INDEX COMPOSED OF 500 COMMON STOCKS, WHICH ARE CHOSEN BY STANDARD & POOR'S, A DIVISION OF THE MCGRAW-HILL COMPANY ("S&P") ON A STATISTICAL BASIS. RETURNS REFLECT NO DEDUCTION FOR FEES, EXPENSES, OR TAXES.

                                [GRAPHIC OMITTED]

40

S&P 500 FUND
--------------------------------------------------------------------------------

The S&P 500 Fund commenced operations on May 31, 2006 and therefore does not have a performance history for a full calendar year.

INVERSE S&P 500 STRATEGY FUND
--------------------------------------------------------------------------------

THE PERFORMANCE INFORMATION SHOWN BELOW FOR THE ADVISOR CLASS SHARES IS BASED ON A CALENDAR YEAR. THE YEAR-TO-DATE RETURN FOR THE PERIOD FROM JANUARY 1, 2007 THROUGH JUNE 30, 2007 IS -2.98%.

  [THE FOLLOWING TABLE WAS REPRESENTED BY A BAR CHART IN THE PRINTED MATERIAL.]

          1999    2000    2001    2002     2003     2004    2005    2006
        ----------------------------------------------------------------
        -12.89   16.83   15.67   21.52   -24.12   -10.25   -1.16   -7.39

Highest Quarter Return                                     Lowest Quarter Return
(quarter ended 9/30/2001) 17.57%               (quarter ended 6/30/2003) -13.86%

AVERAGE ANNUAL TOTAL RETURN
(FOR PERIODS ENDED DECEMBER 31, 2006)

                                                                 Since Inception
ADVISOR CLASS SHARES                  Past 1 Year  Past 5 Years     (8/5/1998)
--------------------------------------------------------------------------------
Return Before Taxes                      -7.39%       -5.40%          -2.94%
Return After Taxes on Distributions      -8.38%       -5.99%          -3.40%
Return After Taxes on Distributions
   and Sale of Fund Shares               -4.81%       -4.80%          -2.69%
S&P 500(R) Index 1                       15.79%        6.19%           4.92%

1 THE S&P 500(R) INDEX IS AN UNMANAGED CAPITALIZATION-WEIGHTED INDEX COMPOSED OF 500 COMMON STOCKS, WHICH ARE CHOSEN BY STANDARD & POOR'S, A DIVISION OF THE MCGRAW-HILL COMPANY ("S&P") ON A STATISTICAL BASIS. RETURNS REFLECT NO DEDUCTION FOR FEES, EXPENSES, OR TAXES.

                                [GRAPHIC OMITTED]

                                                                   PROSPECTUS 41

OTC FUND
--------------------------------------------------------------------------------

THE PERFORMANCE INFORMATION SHOWN BELOW FOR THE ADVISOR CLASS SHARES IS BASED ON A CALENDAR YEAR. THE YEAR-TO-DATE RETURN FOR THE PERIOD FROM JANUARY 1, 2007 THROUGH JUNE 30, 2007 IS 9.75%.

  [THE FOLLOWING TABLE WAS REPRESENTED BY A BAR CHART IN THE PRINTED MATERIAL.]

           1999     2000     2001     2002    2003   2004   2005   2006
          -------------------------------------------------------------
          99.56   -38.26   -35.01   -38.86   45.63   9.00   0.71   5.67

Highest Quarter Return                                     Lowest Quarter Return
(quarter ended 12/31/1999) 52.78%              (quarter ended 9/30/2001) -36.97%

AVERAGE ANNUAL TOTAL RETURN
(FOR PERIODS ENDED DECEMBER 31, 2006)

                                                                 Since Inception
ADVISOR CLASS SHARES                  Past 1 Year  Past 5 Years    (9/22/1998)
-------------------------------------------------------------------------------
Return Before Taxes                      5.67%         0.65%          1.48%
Return After Taxes on Distributions      5.67%         0.63%          1.35%
Return After Taxes on Distributions
   and Sale of Fund Shares               3.69%         0.54%          1.20%
Nasdaq 100 Index(R) 2                    6.79%         2.18%          3.36%

2 THE NASDAQ 100 INDEX(R) IS AN UNMANAGED MODIFIED CAPITALIZATION-WEIGHTED INDEX COMPOSED OF 100 OF THE LARGEST NON-FINANCIAL COMPANIES LISTED ON THE NASDAQ STOCK MARKET ("NASDAQ"). RETURNS REFLECT NO DEDUCTION FOR FEES, EXPENSES, OR TAXES.

                                [GRAPHIC OMITTED]

42

INVERSE OTC STRATEGY FUND
--------------------------------------------------------------------------------

THE PERFORMANCE INFORMATION SHOWN BELOW FOR THE ADVISOR CLASS SHARES IS BASED ON A CALENDAR YEAR. 3 THE YEAR-TO-DATE RETURN FOR THE PERIOD FROM JANUARY 1, 2007 THROUGH JUNE 30, 2007 IS -6.38%.

  [THE FOLLOWING TABLE WAS REPRESENTED BY A BAR CHART IN THE PRINTED MATERIAL.]

           1999    2000    2001    2002     2003     2004   2005    2006
         ---------------------------------------------------------------
         -54.52   22.88   14.53   34.79   -37.25   -12.02   0.67   -1.52

Highest Quarter Return                                     Lowest Quarter Return
(quarter ended 9/30/2001) 51.12%              (quarter ended 12/31/1999) -35.92%

AVERAGE ANNUAL TOTAL RETURN
(FOR PERIODS ENDED DECEMBER 31, 2006)

                                                                 Since Inception
ADVISOR CLASS SHARES              Past 1 Year   Past 5 Years 9    (9/3/1998) 9
--------------------------------------------------------------------------------
Return Before Taxes                  -1.52%         -5.90%          -13.47%
Return After Taxes on
  Distributions                      -2.42%         -6.38%          -13.79%
Return After Taxes on
  Distributions and Sale of Fund
  Shares                             -1.00%         -5.15%          -10.42%
Nasdaq 100 Index(R) 2                 6.79%          2.18%            4.59%

2 THE NASDAQ 100 INDEX(R) IS AN UNMANAGED MODIFIED CAPITALIZATION-WEIGHTED INDEX COMPOSED OF 100 OF THE LARGEST NON-FINANCIAL COMPANIES LISTED ON THE NASDAQ STOCK MARKET ("NASDAQ"). RETURNS REFLECT NO DEDUCTION FOR FEES, EXPENSES, OR TAXES.

3 THE FUND COMMENCED OPERATIONS ON SEPTEMBER 3, 1998. ADVISOR CLASS SHARES WERE OFFERED BEGINNING AUGUST 1, 2003. PERIODS PRIOR TO AUGUST 1, 2003 REPRESENT THE PERFORMANCE OF INVESTOR CLASS SHARES OF THE FUND, ADJUSTED TO REFLECT ADVISOR CLASS SHARES' HIGHER EXPENSES. INVESTOR CLASS SHARES OF THE FUND ARE OFFERED IN A SEPARATE PROSPECTUS.

                                [GRAPHIC OMITTED]

                                                                   PROSPECTUS 43

MID-CAP 1.5X STRATEGY FUND
--------------------------------------------------------------------------------

THE PERFORMANCE INFORMATION SHOWN BELOW FOR THE H-CLASS SHARES IS BASED ON A CALENDAR YEAR. THE YEAR-TO-DATE RETURN FOR THE PERIOD FROM JANUARY 1, 2007 THROUGH JUNE 30, 2007 IS 15.32%.

  [THE FOLLOWING TABLE WAS REPRESENTED BY A BAR CHART IN THE PRINTED MATERIAL.]

                       2002    2003    2004    2005    2006
                     --------------------------------------
                     -27.40   50.89   21.73   13.89   10.81

Highest Quarter Return                                     Lowest Quarter Return
(quarter ended 6/30/2003) 27.12%               (quarter ended 9/30/2002) -25.72%

AVERAGE ANNUAL TOTAL RETURN
(FOR PERIODS ENDED DECEMBER 31, 2006)

                                                                 Since Inception
H-CLASS SHARES                        Past 1 Year  Past 5 Years    (8/16/2001)
--------------------------------------------------------------------------------
Return Before Taxes                      10.81%       10.97%           9.56%
Return After Taxes on Distributions      10.26%       10.77%           9.38%
Return After Taxes on Distributions
   and Sale of Fund Shares                7.79%        9.54%           8.31%
S&P MidCap 400(R) Index 4                10.32%       10.89%          10.39%

4     THE S&P MIDCAP 400(R) INDEX IS AN UNMANAGED MODIFIED
      CAPITALIZATION-WEIGHTED INDEX COMPOSED OF 400 MID CAP STOCKS CHOSEN BY S&P FOR MARKET SIZE, LIQUIDITY, AND INDUSTRY GROUP REPRESENTATION. RETURNS REFLECT NO DEDUCTION FOR FEES, TAXES OR EXPENSES.

                                [GRAPHIC OMITTED]

44

INVERSE MID-CAP STRATEGY FUND
--------------------------------------------------------------------------------

THE PERFORMANCE INFORMATION SHOWN BELOW FOR THE H-CLASS SHARES IS BASED ON A CALENDAR YEAR. THE YEAR-TO-DATE RETURN FOR THE PERIOD FROM JANUARY 1, 2007 THROUGH JUNE 30, 2007 IS -7.35%.

  [THE FOLLOWING TABLE WAS REPRESENTED BY A BAR CHART IN THE PRINTED MATERIAL.]

                                  2005     2006
                                 --------------
                                 -8.50    -3.35

Highest Quarter Return                                     Lowest Quarter Return
(quarter ended 6/30/2006) 4.45%                 (quarter ended 3/31/2006) -5.68%

AVERAGE ANNUAL TOTAL RETURN
(FOR PERIODS ENDED DECEMBER 31, 2006)

                                                                 Since Inception
H-CLASS SHARES                                      Past 1 Year    (2/20/2004)
--------------------------------------------------------------------------------
Return Before Taxes                                    -3.35%         -8.65%
Return After Taxes on Distributions                    -5.89%         -9.68%
Return After Taxes on Distributions and Sale of
   Fund Shares                                         -2.21%         -7.83%
S&P MidCap 400(R) Index 4                              10.32%         12.31%

4     THE S&P MIDCAP 400(R) INDEX IS AN UNMANAGED MODIFIED
      CAPITALIZATION-WEIGHTED INDEX COMPOSED OF 400 MID CAP STOCKS CHOSEN BY S&P FOR MARKET SIZE, LIQUIDITY, AND INDUSTRY GROUP REPRESENTATION. RETURNS REFLECT NO DEDUCTION FOR FEES, TAXES OR EXPENSES.

                                [GRAPHIC OMITTED]

                                                                   PROSPECTUS 45

RUSSELL 2000(R) 1.5X STRATEGY FUND
--------------------------------------------------------------------------------

THE PERFORMANCE INFORMATION SHOWN BELOW FOR THE H-CLASS SHARES IS BASED ON A CALENDAR YEAR. THE YEAR-TO-DATE RETURN FOR THE PERIOD FROM JANUARY 1, 2007 THROUGH JUNE 30, 2007 IS 8.27%.

  [THE FOLLOWING TABLE WAS REPRESENTED BY A BAR CHART IN THE PRINTED MATERIAL.]

                   2001     2002    2003    2004   2005    2006
                  ---------------------------------------------
                  -7.25   -33.70   68.32   25.10   4.04   21.36

Highest Quarter Return                                     Lowest Quarter Return
(quarter ended 6/30/2003) 36.24%               (quarter ended 9/30/2002) -32.32%

AVERAGE ANNUAL TOTAL RETURN
(FOR PERIODS ENDED DECEMBER 31, 2006)

                                                                 Since Inception
H-CLASS SHARES                        Past 1 Year  Past 5 Years    (11/1/2000)
--------------------------------------------------------------------------------
Return Before Taxes                      21.36%       12.01%          7.08%
Return After Taxes on Distributions      20.68%       11.85%          6.96%
Return After Taxes on Distributions
   and Sale of Fund Shares               14.81%       10.50%          6.16%
Russell 2000(R) Index 5                  18.37%       11.39%          9.20%

5 THE RUSSELL 2000(R) INDEX IS AN UNMANAGED INDEX THAT IS A WIDELY RECOGNIZED INDICATOR OF SMALL-CAPITALIZATION COMPANY PERFORMANCE. RETURNS REFLECT NO DEDUCTION FOR FEES, EXPENSES OR TAXES.

                                [GRAPHIC OMITTED]

46

RUSSELL 2000(R) FUND
--------------------------------------------------------------------------------

The Russell 2000(R) Fund commenced operations on May 31, 2006 and therefore does not have a performancE history for a full calendar year.

INVERSE RUSSELL 2000(R) STRATEGY FUND
--------------------------------------------------------------------------------

THE PERFORMANCE INFORMATION SHOWN BELOW FOR THE H-CLASS SHARES IS BASED ON A CALENDAR YEAR. THE YEAR-TO-DATE RETURN FOR THE PERIOD FROM JANUARY 1, 2007 THROUGH JUNE 30, 2007 IS -2.93%.

  [THE FOLLOWING TABLE WAS REPRESENTED BY A BAR CHART IN THE PRINTED MATERIAL.]

                                  2005      2006
                                 ---------------
                                 -2.69    -11.39

Highest Quarter Return                                     Lowest Quarter Return
(quarter ended 6/30/2006) 6.17%                (quarter ended 3/31/2006) -11.13%

AVERAGE ANNUAL TOTAL RETURN
(FOR PERIODS ENDED DECEMBER 31, 2006)

                                                                 Since Inception
H-CLASS SHARES                                      Past 1 Year    (2/20/2004)
--------------------------------------------------------------------------------
Return Before Taxes                                   -11.39%         -9.55%
Return After Taxes on Distributions                   -12.84%        -10.25%
Return After Taxes on Distributions
   and Sale of Fund Shares                             -7.42%         -8.38%
Russell 2000(R) Index 5                                18.37%         12.61%

5 THE RUSSELL 2000(R) INDEX IS AN UNMANAGED INDEX THAT IS A WIDELY RECOGNIZED INDICATOR OF SMALL-CAPITALIZATION COMPANY PERFORMANCE. RETURNS REFLECT NO DEDUCTION FOR FEES, EXPENSES OR TAXES.

                                [GRAPHIC OMITTED]

                                                                   PROSPECTUS 47

EUROPE 1.25X STRATEGY FUND
--------------------------------------------------------------------------------

THE PERFORMANCE INFORMATION SHOWN BELOW FOR THE H-CLASS SHARES IS BASED ON A CALENDAR YEAR. THE YEAR-TO-DATE RETURN FOR THE PERIOD FROM JANUARY 1, 2007 THROUGH JUNE 30, 2007 IS 13.57%.

  [THE FOLLOWING TABLE WAS REPRESENTED BY A BAR CHART IN THE PRINTED MATERIAL.]

                   2001     2002    2003    2004   2005    2006
                 ----------------------------------------------
                 -29.67   -28.94   42.77   16.65   6.66   29.20

Highest Quarter Return                                     Lowest Quarter Return
(quarter ended 6/30/2003) 27.02%               (quarter ended 9/30/2002) -29.14%

AVERAGE ANNUAL TOTAL RETURN
(FOR PERIODS ENDED DECEMBER 31, 2006)

                                                                 Since Inception
H-CLASS SHARES                        Past 1 Year  Past 5 Years    (5/8/2000)
--------------------------------------------------------------------------------
Return Before Taxes                      29.20%       10.28%          0.51%
Return After Taxes on Distributions      28.97%        9.55%          0.01%
Return After Taxes on Distributions
   and Sale of Fund Shares               18.97%        8.47%          0.11%
Dow Jones STOXX 50 Index(SM) 6           26.96%       11.22%          3.62%

6 THE DOW JONES STOXX 50 INDEX(SM) IS AN UNMANAGED INDEX THAT IS A WIDELY RECOGNIZED INDICATOR OF EUROPEAN STOCK MARKET PERFORMANCE. RETURNS REFLECT NO DEDUCTION FOR FEES, EXPENSES OR TAXES. STOXX AND DOW JONES CLAIM COPYRIGHT AND OTHER PROPRIETARY INTEREST IN DOW JONES STOXX 50 INDEX(SM). THE DOW JONES STOXX 50 INDEX(SM) AND THE RELATED TRADEMARKS HAVE BEEN LICENSED FOR CERTAIN PURPOSES BY THE ADVISOR.

                                [GRAPHIC OMITTED]

48

JAPAN 1.25X STRATEGY FUND
--------------------------------------------------------------------------------

THE PERFORMANCE INFORMATION SHOWN BELOW FOR THE H-CLASS SHARES IS BASED ON A CALENDAR YEAR. THE YEAR-TO-DATE RETURN FOR THE PERIOD FROM JANUARY 1, 2007 THROUGH JUNE 30, 2007 IS 1.49%.

  [THE FOLLOWING TABLE WAS REPRESENTED BY A BAR CHART IN THE PRINTED MATERIAL.]

                   2001     2002    2003    2004    2005   2006
                 ----------------------------------------------
                 -41.52   -16.18   39.38   11.56   20.34   4.54

Highest Quarter Return                                     Lowest Quarter Return
(quarter ended 9/30/2003) 24.87%               (quarter ended 9/30/2001) -23.96%

AVERAGE ANNUAL TOTAL RETURN
(FOR PERIODS ENDED DECEMBER 31, 2006)

                                                                 Since Inception
H-CLASS SHARES                        Past 1 Year  Past 5 Years    (5/8/2000)
--------------------------------------------------------------------------------
Return Before Taxes                       4.54%        10.40%         -8.27%
Return After Taxes on Distributions      -9.27%         6.98%        -10.41%
Return After Taxes on Distributions
   and Sale of Fund Shares                3.97%         7.19%         -7.76%
Topix 100 Index 7                         7.06%        11.42%         -3.66%

7 THE TOPIX 100 INDEX IS AN UNMANAGED INDEX THAT IS A WIDELY RECOGNIZED INDICATOR OF JAPANESE STOCK MARKET PERFORMANCE. RETURNS REFLECT NO DEDUCTION FOR FEES, EXPENSES OR TAXES.

                                [GRAPHIC OMITTED]

                                                                   PROSPECTUS 49

GOVERNMENT LONG BOND 1.2X STRATEGY FUND
--------------------------------------------------------------------------------

THE PERFORMANCE INFORMATION SHOWN BELOW FOR THE ADVISOR CLASS SHARES IS BASED ON A CALENDAR YEAR. 8 THE YEAR-TO-DATE RETURN FOR THE PERIOD FROM JANUARY 1, 2007 THROUGH JUNE 30, 2007 IS -4.62%.

  [THE FOLLOWING TABLE WAS REPRESENTED BY A BAR CHART IN THE PRINTED MATERIAL.]

    1997    1998     1999    2000   2001    2002    2003   2004   2005    2006
   ---------------------------------------------------------------------------
   15.33   15.28   -19.52   20.54   0.00   18.36   -2.08   9.21   7.63   -4.15

Highest Quarter Return                                     Lowest Quarter Return
(quarter ended 9/30/2002) 17.26%                (quarter ended 3/31/1999) -9.11%

AVERAGE ANNUAL TOTAL RETURN
(FOR PERIODS ENDED DECEMBER 31, 2006)

ADVISOR CLASS SHARES              Past 1 Year  Past 5 Years 10  Past 10 Years 10
--------------------------------------------------------------------------------
Return Before Taxes                 -4.15%          5.49%            5.38%
Return After Taxes on
   Distributions                    -5.27%          4.23%            3.88%
Return After Taxes on
   Distributions and Sale of
   Fund Shares                      -2.72%          3.96%            3.70%
Lehman Long Treasury Bond
   Index 9                           1.85%          6.94%            7.65%

8 THE FUND COMMENCED OPERATIONS ON JANUARY 3, 1994. ADVISOR CLASS SHARES WERE OFFERED BEGINNING AUGUST 1, 2003. PERIODS PRIOR TO AUGUST 1, 2003 REPRESENT THE PERFORMANCE OF INVESTOR CLASS SHARES OF THE FUND, ADJUSTED TO REFLECT ADVISOR CLASS SHARES' HIGHER EXPENSES. INVESTOR CLASS SHARES OF THE FUND ARE OFFERED IN A SEPARATE PROSPECTUS.

9 THE LEHMAN LONG TREASURY BOND INDEX IS AN UNMANAGED INDEX THAT IS A WIDELY RECOGNIZED INDICATOR OF U.S. GOVERNMENT BOND PERFORMANCE. RETURNS REFLECT NO DEDUCTION FOR FEES, EXPENSES OR TAXES.

                                [GRAPHIC OMITTED]

50

INVERSE GOVERNMENT LONG BOND STRATEGY FUND
--------------------------------------------------------------------------------

THE PERFORMANCE INFORMATION SHOWN BELOW FOR THE ADVISOR CLASS SHARES IS BASED ON A CALENDAR YEAR. 10 THE YEAR-TO-DATE RETURN FOR THE PERIOD FROM JANUARY 1, 2007 THROUGH JUNE 30, 2007 IS 6.93%.

  [THE FOLLOWING TABLE WAS REPRESENTED BY A BAR CHART IN THE PRINTED MATERIAL.]

   1997    1998    1999    2000    2001    2002     2003    2004    2005   2006
  -----------------------------------------------------------------------------
  -6.03   -5.03   19.80   -14.11   0.93   -17.17   -2.42   -9.16   -5.41   7.77

Highest Quarter Return                                     Lowest Quarter Return
(quarter ended 3/31/2006) 7.88%                (quarter ended 9/30/2002) -13.14%

AVERAGE ANNUAL TOTAL RETURN
(FOR PERIODS ENDED DECEMBER 31, 2006)

ADVISOR CLASS SHARES              Past 1 Year  Past 5 Years 11  Past 10 Years 11
--------------------------------------------------------------------------------
Return Before Taxes                  7.77%          -5.63%            -3.59%
Return After Taxes on
   Distributions                     6.53%          -5.85%            -3.76%
Return After Taxes on
   Distributions and Sale of
   Fund Shares                       5.04%          -4.82%            -3.06%
Lehman Long Treasury Bond
   Index 9                           1.85%           6.94%             7.65%

9 THE LEHMAN LONG TREASURY BOND INDEX IS AN UNMANAGED INDEX THAT IS A WIDELY RECOGNIZED INDICATOR OF U.S. GOVERNMENT BOND PERFORMANCE. RETURNS REFLECT NO DEDUCTION FOR FEES, EXPENSES OR TAXES.

10 THE FUND COMMENCED OPERATIONS ON MARCH 3,1995. ADVISOR CLASS SHARES WERE OFFERED BEGINNING AUGUST 1, 2003. PERIODS PRIOR TO AUGUST 1, 2003 REPRESENT THE PERFORMANCE OF INVESTOR CLASS SHARES OF THE FUND, ADJUSTED TO REFLECT ADVISOR CLASS SHARES' HIGHER EXPENSES. INVESTOR CLASS SHARES OF THE FUND ARE OFFERED IN A SEPARATE PROSPECTUS.

                                [GRAPHIC OMITTED]

                                                                   PROSPECTUS 51

HIGH YIELD STRATEGY FUND
--------------------------------------------------------------------------------

The High Yield Strategy Fund commenced operations on April 16, 2007 and therefore does not have a performance history for a full calendar year.

INVERSE HIGH YIELD STRATEGY FUND
--------------------------------------------------------------------------------

The Inverse High Yield Strategy Fund commenced operations on April 16, 2007 and therefore does not have a performance history for a full calendar year.


U.S. GOVERNMENT MONEY MARKET FUND
--------------------------------------------------------------------------------

THE PERFORMANCE INFORMATION SHOWN BELOW FOR THE ADVISOR CLASS SHARES IS BASED ON A CALENDAR YEAR. THE YEAR-TO-DATE RETURN FOR THE PERIOD FROM JANUARY 1, 2007 THROUGH JUNE 30, 2007 IS 1.88%.

  [THE FOLLOWING TABLE WAS REPRESENTED BY A BAR CHART IN THE PRINTED MATERIAL.]

             1999    2000   2001   2002   2003   2004   2005   2006
             ------------------------------------------------------
             3.73    4.92   2.83   0.38   0.01   0.16   1.80   3.53

Highest Quarter Return                                     Lowest Quarter Return
(quarter ended 12/31/2000) 1.32%                 (quarter ended 9/30/2003) 0.00%

AVERAGE ANNUAL TOTAL RETURN
(FOR PERIODS ENDED DECEMBER 31, 2006)

                                                                 Since Inception
ADVISOR CLASS SHARES                  Past 1 Year  Past 5 Years    (4/1/1998)
--------------------------------------------------------------------------------
Return Before Taxes                      3.53%        1.17%           2.33%
90 Day Treasury Composite Index 11       4.87%        2.42%           3.60%

YIELD

Call 800.820.0888 for the U.S. Government Money Market Fund's current yield.

11 THE 90 DAY TREASURY COMPOSITE INDEX IS AN UNMANAGED INDEX THAT IS A WIDELY RECOGNIZED INDICATOR OF GENERAL MONEY MARKET PERFORMANCE. RETURNS REFLECT NO DEDUCTION FOR FEES, EXPENSES OR TAXES.

                                [GRAPHIC OMITTED]

52


FUND FEES AND EXPENSES
--------------------------------------------------------------------------------

The tables below describe the fees and expenses that you may pay if you buy and hold Advisor Class Shares or H-Class Shares of the Funds described in this Prospectus.

                                                          NOVA FUND      S&P 500 FUND
----------------------------------------------------------------------------------------
                                                        ADVISOR CLASS       H-CLASS
----------------------------------------------------------------------------------------
SHAREHOLDER FEES 1                                          None              None

ANNUAL FUND OPERATING EXPENSES
(EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)

Management Fees                                             0.75%             0.75%

Distribution and/or Shareholder Service (12b-1) Fees        0.25%             0.25%

Total Other Expenses                                        0.75%             0.54%

   Short Interest Expenses                                  None              None

   Remaining Other Expenses                                 None              None
                                                        --------------------------------

Total Annual Fund Operating Expenses                        1.75%             1.54%
                                                        ================================

1 THE FUNDS MAY IMPOSE A WIRE TRANSFER CHARGE OF $15 ON CERTAIN REDEMPTIONS UNDER $5,000 FOR ACCOUNTS HELD DIRECTLY THROUGH THE FUNDS' TRANSFER AGENT.

                                                           INVERSE      RUSSELL 2000(R)
                                                           MID-CAP           1.5X
                                                        STRATEGY FUND   STRATEGY FUND
----------------------------------------------------------------------------------------
                                                           H-CLASS         H-CLASS
----------------------------------------------------------------------------------------
SHAREHOLDER FEES 1                                          None              None

ANNUAL FUND OPERATING EXPENSES
(EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)

Management Fees                                             0.90%             0.90%

Distribution and/or Shareholder Service (12b-1) Fees        0.25%             0.25%

Total Other Expenses                                        0.51%             0.51%

   Short Interest Expenses                                  None              None

   Remaining Other Expenses                                 None              None
                                                        --------------------------------

Total Annual Fund Operating Expenses                        1.66%             1.66%
                                                        ================================

1 THE FUNDS MAY IMPOSE A WIRE TRANSFER CHARGE OF $15 ON CERTAIN REDEMPTIONS UNDER $5,000 FOR ACCOUNTS HELD DIRECTLY THROUGH THE FUNDS' TRANSFER AGENT.

                                [GRAPHIC OMITTED]

                                                                   PROSPECTUS 53

                                                                                                                  MID-CAP
                                                          INVERSE S&P                           INVERSE OTC        1.5X
                                                       500 STRATEGY FUND       OTC FUND        STRATEGY FUND   STRATEGY FUND
-----------------------------------------------------------------------------------------------------------------------------
                                                         ADVISOR CLASS       ADVISOR CLASS     ADVISOR CLASS      H-CLASS
-----------------------------------------------------------------------------------------------------------------------------
SHAREHOLDER FEES 1                                           None                None              None            None

ANNUAL FUND OPERATING EXPENSES
(EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)

Management Fees                                              0.90%               0.75%             0.90%           0.90%

Distribution and/or Shareholder Service (12b-1) Fees         0.25%               0.25%             0.25%           0.25%

Total Other Expenses                                         0.72%               0.73%             0.75%           0.52%

   Short Interest Expenses                                   None                None              None            None

   Remaining Other Expenses                                  None                None              None            None
                                                       ----------------------------------------------------------------------

Total Annual Fund Operating Expenses                         1.87%               1.73%             1.90%           1.67%
                                                       ======================================================================

                                                                             INVERSE             EUROPE            JAPAN
                                                       RUSSELL 2000(R)    RUSSELL 2000(R)         1.25X            1.25X
                                                           FUND            STRATEGY FUND       STRATEGY FUND   STRATEGY FUND
-----------------------------------------------------------------------------------------------------------------------------
                                                          H-CLASS             H-CLASS             H-CLASS         H-CLASS
-----------------------------------------------------------------------------------------------------------------------------
SHAREHOLDER FEES 1                                           None                None              None            None

ANNUAL FUND OPERATING EXPENSES
(EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)

Management Fees                                              0.75%               0.90%             0.90%           0.90%

Distribution and/or Shareholder Service (12b-1) Fees         0.25%               0.25%             0.25%           0.25%

Total Other Expenses                                         0.52%               0.50%             0.51%           0.51%

   Short Interest Expenses                                   None                None              None            None

   Remaining Other Expenses                                  None                None              None            None
                                                       ----------------------------------------------------------------------

Total Annual Fund Operating Expenses                         1.52%               1.65%             1.66%           1.66%
                                                       ======================================================================

                                [GRAPHIC OMITTED]

54

FUND FEES AND EXPENSES (CONTINUED)
--------------------------------------------------------------------------------

                                                                   GOVERNMENT
                                                                 LONG BOND 1.2X
                                                                 STRATEGY FUND
--------------------------------------------------------------------------------
                                                                 ADVISOR CLASS
--------------------------------------------------------------------------------
SHAREHOLDER FEES 1                                                    None

ANNUAL FUND OPERATING EXPENSES
(EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)

Management Fees                                                       0.50%

Distribution and/or Shareholder Service (12b-1) Fees                  0.25%

Total Other Expenses                                                  0.71%

   Short Interest Expenses                                            None

   Remaining Other Expenses                                           None
                                                                 ---------------

Total Annual Fund Operating Expenses                                  1.46%
                                                                 ===============

1 THE FUNDS MAY IMPOSE A WIRE TRANSFER CHARGE OF $15 ON CERTAIN REDEMPTIONS UNDER $5,000 FOR ACCOUNTS HELD DIRECTLY THROUGH THE FUNDS' TRANSFER AGENT.

2 SHORT INTEREST EXPENSE OCCURS BECAUSE THE FUND SHORT-SELLS THE LONG TREASURY BOND TO GAIN THE INVERSE EXPOSURE NECESSARY TO MEET ITS INVESTMENT OBJECTIVE. THE FUND MUST PAY OUT THE COUPON RATE OF THE LONG TREASURY BOND TO THE PURCHASER AND RECORDS THIS AS AN EXPENSE. THIS EXPENSE IS OFFSET - IN ITS ENTIRETY OR IN PART - BY THE INCOME DERIVED FROM THE SHORT SALE AND/OR BY EARNINGS ON THE PROCEEDS OF THE SHORT SALE. SHORT INTEREST EXPENSE IS NOT A FEE CHARGED TO THE SHAREHOLDER BY THE ADVISOR OR OTHER SERVICE PROVIDER. RATHER IT IS MORE SIMILAR TO THE TRANSACTION COSTS OR CAPITAL EXPENDITURES ASSOCIATED WITH THE DAY-TO-DAY MANAGEMENT OF ANY MUTUAL FUND. IF THESE COSTS HAD BEEN TREATED AS TRANSACTION COSTS OR CAPITAL ITEMS RATHER THAN AS EXPENSES, THE EXPENSE RATIO WOULD HAVE EQUALED 1.86%.

3 BECAUSE THE FUND IS NEW, "OTHER EXPENSES" ARE BASED ON ESTIMATED AMOUNTS FOR THE CURRENT FISCAL YEAR.

                                [GRAPHIC OMITTED]

                                                                   PROSPECTUS 55

                                                       INVERSE GOVERNMENT                      INVERSE      U.S. GOVERNMENT
                                                           LONG BOND          HIGH YIELD      HIGH YIELD      MONEY MARKET
                                                         STRATEGY FUND      STRATEGY FUND   STRATEGY FUND         FUND
----------------------------------------------------------------------------------------------------------------------------
                                                         ADVISOR CLASS         H-CLASS         H-CLASS       ADVISOR CLASS
----------------------------------------------------------------------------------------------------------------------------
SHAREHOLDER FEES 1                                           None               None            None             None

ANNUAL FUND OPERATING EXPENSES
(EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)

Management Fees                                              0.90%              0.75%           0.75%            0.50%

Distribution and/or Shareholder Service (12b-1) Fees         0.25%              0.25%           0.25%            0.25%

Total Other Expenses                                         4.32%              0.45% 3         0.45% 3          0.67%

   Short Interest Expenses                                   3.61% 2            None            None             None

   Remaining Other Expenses                                  0.71%              None            None             None
                                                       ---------------------------------------------------------------------

Total Annual Fund Operating Expenses                         5.47%              1.45%           1.45%            1.42%
                                                       =====================================================================

                                [GRAPHIC OMITTED]

56

FUND FEES AND EXPENSES (CONTINUED)
--------------------------------------------------------------------------------

EXAMPLE

The Examples that follow are intended to help you compare the cost of investing in Advisor Class Shares and H-Class Shares of the Funds with the cost of investing in other mutual funds.

The Examples assume that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year and that the Funds' operating expenses remain the same. Although your actual costs may be higher or lower, the Examples reflect your cost based on these assumptions.


FUND                                     1 YEAR   3 YEARS   5 YEARS   10 YEARS
-------------------------------------------------------------------------------
NOVA - ADVISOR CLASS SHARES              $  178   $   551   $   949   $  2,062

S&P 500 - H-CLASS SHARES                 $  157   $   486   $   839   $  1,835

INVERSE S&P 500 STRATEGY -
ADVISOR CLASS SHARES                     $  190   $   588   $ 1,011   $  2,190

OTC - ADVISOR CLASS SHARES               $  176   $   545   $   939   $  2,041

INVERSE OTC STRATEGY -
ADVISOR CLASS SHARES                     $  193   $   597   $ 1,026   $  2,222

MID-CAP 1.5X STRATEGY -
H-CLASS SHARES                           $  170   $   526   $   907   $  1,976

INVERSE MID-CAP STRATEGY -
H-CLASS SHARES                           $  169   $   523   $   902   $  1,965

RUSSELL 2000(R) 1.5X STRATEGY -
H-CLASS SHARES                           $  169   $   523   $   902   $  1,965

RUSSELL 2000(R) - H-CLASS SHARES         $  155   $   480   $   829   $  1,813

INVERSE RUSSELL 2000(R) STRATEGY -
H-CLASS SHARES                           $  168   $   520   $   897   $  1,955

EUROPE 1.25X STRATEGY -
H-CLASS SHARES                           $  169   $   523   $   902   $  1,965

JAPAN 1.25X STRATEGY -
H-CLASS SHARES                           $  169   $   523   $   902   $  1,965

GOVERNMENT LONG BOND 1.2X STRATEGY -
ADVISOR CLASS SHARES                     $  149   $   462   $   797   $  1,746

INVERSE GOVERNMENT LONG BOND
STRATEGY - ADVISOR CLASS SHARES          $  546   $ 1,629   $ 2,703   $  5,343

HIGH YIELD STRATEGY - H-CLASS SHARES     $  148   $   459        --         --

INVERSE HIGH YIELD STRATEGY -
H-CLASS SHARES                           $  148   $   459        --         --

U.S. GOVERNMENT MONEY MARKET -
ADVISOR CLASS SHARES                     $  145   $   449   $   776   $  1,702

                                [GRAPHIC OMITTED]

                                                                   PROSPECTUS 57

MORE INFORMATION ABOUT THE FUNDS:
--------------------------------------------------------------------------------
BENCHMARKS AND INVESTMENTS


The Domestic Equity Funds, International Equity Funds, Government Long Bond 1.2x Strategy Fund and Inverse Government Long Bond Strategy Fund seek to provide investment results that either match the performance of a specific benchmark on a daily basis or correlate to the performance of a specific benchmark over time.

The current benchmark used by each Fund is set forth below:

FUND                         BENCHMARK
---------------------------------------------------------------------
NOVA FUND                    150% OF THE PERFORMANCE OF
                             THE S&P 500(R) INDEX

S&P 500 FUND                 S&P 500(R) INDEX

INVERSE S&P 500 STRATEGY     INVERSE (OPPOSITE) OF THE
FUND                         PERFORMANCE OF THE S&P 500(R)
                             INDEX

OTC FUND                     NASDAQ 100 INDEX(R)

INVERSE OTC STRATEGY         INVERSE (OPPOSITE) OF THE
FUND                         PERFORMANCE OF THE NASDAQ
                             100 INDEX(R)

MID-CAP 1.5x STRATEGY        S&P MIDCAP 400(R) INDEX (The Fund
FUND                         seeks exposure to 150% of the
                             performance of its benchmark)

INVERSE MID-CAP              INVERSE (OPPOSITE) OF THE
STRATEGY FUND                PERFORMANCE OF THE S&P
                             MIDCAP 400(R) INDEX

RUSSELL 2000(R) 1.5x         RUSSELL 2000(R) INDEX (The Fund
STRATEGY FUND                seeks exposure to 150% of the
                             performance of its benchmark)

RUSSELL 2000(R) FUND         RUSSELL 2000(R) INDEX

INVERSE RUSSELL 2000(R)      INVERSE (OPPOSITE) OF THE
STRATEGY FUND                PERFORMANCE OF THE RUSSELL
                             2000(R) INDEX

EUROPE 1.25x                 DOW JONES STOXX 50 INDEX(SM)
STRATEGY FUND                (The Fund seeks exposure to 125% of the
                             performance of its benchmark)

JAPAN 1.25x STRATEGY         TOPIX 100 INDEX (The Fund seeks
FUND                         exposure to 125% of the performance of
                             its benchmark)

GOVERNMENT LONG BOND         LONG TREASURY BOND (The Fund
1.2x STRATEGY FUND           seeks exposure to 120% of the
                             performance of its benchmark)

                                [GRAPHIC OMITTED]

58

FUND                                    BENCHMARK
--------------------------------------------------------------------------------
INVERSE GOVERNMENT                      INVERSE (OPPOSITE) OF THE
LONG BOND STRATEGY                      PERFORMANCE OF THE LONG
FUND                                    TREASURY BOND

A BRIEF GUIDE TO THE UNDERLYING INDICES

DOW JONES STOXX 50(R) INDEX. The Dow Jones Stoxx 50(R) Index is a capitalization-weighted index composed of 50 European blue chip stocks. Index members are chosen by Stoxx Ltd. from 16 countries under criteria designed to identify highly liquid companies that are leaders in their sectors. As of December 29, 2006, the Dow Jones Stoxx 50(R) Index included companies with a capitalization range of $40.9 billion to $238.3 billion.

NASDAQ 100 INDEX(R). The Nasdaq 100 Index(R) is a modified capitalization-weighted index composed of 100 of the largest non-financial companies listed on the Nasdaq Stock Market, Inc. ("Nasdaq"). As of December 29, 2006, the Nasdaq 100 Index(R) included companies with a capitalization range of $3.5 billion to $291.9 billion.

RUSSELL 2000(R) INDEX. The Russell 2000(R) Index is composed of the 2,000 smallest companies in the Russell 3000(R) IndEX, representing approximately 11% of the Russell 3000(R) total market capitalization. The Russell 3000(R) Index is composed of the 3,000 largest U.S. companies ranked by total market capitalization, representing approximately 98% of the U.S. investable equity market. As of December 29, 2006, the Russell 2000(R) Index included companies with a capitalization range of $39 million to $3.1 billion.

S&P 500 INDEX. The S&P 500 Index is a capitalization-weighted index composed of 500 common stocks, which are chosen by the Standard & Poor's Corporation ("S&P") on a statistical basis. As of December 29, 2006, the S&P 500 Index included companies with a capitalization range of $1.4 billion to $439 billion.

S&P MIDCAP 400 INDEX. The S&P MidCap 400 Index is a modified capitalization-weighted index composed of 400 mid cap stocks chosen by S&P for market size, liquidity, and industry group representation. It covers approximately 7% of the U.S. equities market. As of December 29, 2006, the S&P MidCap 400 Index included companies with a capitalization range of $522 million to $10.7 billion.

TOPIX 100 INDEX. The Topix 100 Index is an index designed to measure performance of the 100 most liquid stocks with the largest market capitalization that are members of the broader Topix Index. The Topix and Topix 100 Indices are published by the Tokyo Stock Exchange. As of December 29, 2006, the Topix 100 Index included companies with a capitalization range of $3.9 billion to $216.7 billion.

                                [GRAPHIC OMITTED]

                                                                   PROSPECTUS 59


--------------------------------------------------------------------------------
UNDERSTANDING COMPOUNDING & THE EFFECT OF LEVERAGE

It is important to understand the effects of compounding when investing in any mutual fund, especially funds that use leverage as part of their investment strategy. The impact of leverage on a fund will generally cause the fund's performance to not match the performance of the index underlying the fund's benchmark over a period of time greater than one day. The following simple examples provide an illustration:

EXAMPLE A: Assume you invest $100 in Fund A, a typical index fund that seeks to match the performance of its underlying index. If the index increases 10% on day one, the value of your shares in Fund A would be expected to increase $10 (10% of $100) to $110. The next day, if the index decreases 10%, the value of your shares in Fund A would be expected to decrease $11 (10% of $110) to $99.

EXAMPLE B: Assume you invested $100 in Fund B, a fund that seeks to return 200% of the performance of its underlying index. If the index increases 10% on day one, the value of your shares in Fund B would be expected to increase $20 (20% of $100) to $120. The next day, if the index decreases 10%, the value of your shares in Fund B would be expected to decrease $24 (20% of $120) to $96.

Because of the effect of compounding, in each case the value of your investment declined even though the index went up 10% on day one and down 10% on day two. However, the effect of compounding was more pronounced when combined with leverage (Example B).

The examples demonstrate that over time, the cumulative percentage increase or decrease in the net asset value of a fund may diverge significantly from the cumulative percentage increase or decrease in the multiple of the return of the index underlying a fund's benchmark due to the compounding effect of losses and gains on the returns of the fund. It is also expected that a fund's use of consistently applied leverage will cause the fund to underperform the compounded return of twice its benchmark in a trendless or flat market.
--------------------------------------------------------------------------------


ADVISOR'S INVESTMENT METHODOLOGY

The Advisor develops and implements structured investment strategies designed to achieve each Fund's objective. The Advisor uses quantitative methods to construct portfolios that correlate highly with their respective benchmarks. Statistical techniques are then used to determine the optimal mix of assets for each Fund. The Advisor places particular emphasis on controlling risk relative

                                [GRAPHIC OMITTED]

60

to each Fund's benchmark or market sector in order to maintain consistency and predictability.


DOMESTIC EQUITY FUNDS, INTERNATIONAL EQUITY FUNDS, GOVERNMENT LONG BOND 1.2X STRATEGY FUND AND INVERSE GOVERNMENT LONG BOND STRATEGY FUND. The Advisor's primary objective for the Funds is to correlate with the performance of the index underlying each Fund's benchmark. The following Funds -- the Nova Fund, Mid-Cap 1.5x Strategy Fund, Russell 2000(R) 1.5x Strategy Fund, International Equity Funds, and Government Long Bond 1.2x Strategy Fund -- are invested to achieve returns that exceed the returns of the indices underlying their benchmarks. These leveraged returns are achieved not by borrowing, but by the use of futures and other instruments that simulate leveraged returns without requiring a commitment of cash in excess of the Fund's assets. For the Inverse S&P 500 Strategy Fund, Inverse OTC Strategy Fund, Inverse Mid-Cap Strategy Fund, Inverse Russell 2000(R) Strategy Fund, and Inverse Government Long Bond Strategy Fund, the Advisor uses short selling techniques to produce returns that move inversely to the performance of their respective underlying indices.

HIGH YIELD STRATEGY FUND AND INVERSE HIGH YIELD STRATEGY FUND. The Advisor's primary objective for the High Yield Strategy Fund and Inverse High Yield Strategy Fund is to correlate with the performance of the high yield bond market. The Advisor seeks to create portfolios that will correlate highly with the performance of the high yield bond market by investing in credit default swaps, bond futures and other financial instruments that have risk and return characteristics similar to a portfolio of high yield securities. A high yield bond is a bond that is rated below investment grade. Generally, high yield bonds are those bonds rated BB+ and lower by Standard & Poor's Rating Service or Ba1 and lower by Moody's Investor Services, Inc. Investors are subject to credit risk when investing in high yield bonds as issuers of the debt may be unable to make their interest and principal payments. High yield bonds typically pay higher yields because they tend to have a higher risk of defaulting than investment grade bonds. Investors are also subject to interest rate risk when investing in high yield bonds as fixed income securities will generally decrease when interest rates rise. However, the prices of high yield bonds may not necessarily move inversely with changes in interest rates due to changes in credit risk and/or other risks. The Funds will primarily invest in credit default swaps to gain exposure similar to the high yield bond market. A seller of credit default swaps is selling credit protection or assuming credit risk. A buyer of credit default swaps is buying credit protection or mitigating credit risk. The High Yield Strategy Fund will generally be a seller of credit protection and the Inverse High Yield Strategy Fund will generally be a buyer of credit protection. To manage interest rate risk, the Funds invest in bond futures. The High Yield

                                [GRAPHIC OMITTED]

                                                                   PROSPECTUS 61

Strategy Fund will typically buy bond futures, whereas the Inverse High Yield Strategy Fund will typically sell bond futures short. Additionally, the Advisor evaluates the relative liquidity of underlying securities to determine the optimal mix of assets for each Fund.

In response to market, economic, political or other conditions, the Advisor may temporarily use a different investment strategy for defensive purposes. If the Advisor does so, different factors could affect the Funds' performance and the Funds may not achieve their respective investment objectives.


OTHER INVESTMENT PRACTICES AND STRATEGIES

Please see the Statement of Additional Information (the "SAI") for a more complete list of portfolio investment strategies, permitted investments and related risks.

PORTFOLIO HOLDINGS

A description of the Funds' policies and procedures with respect to the disclosure of Fund portfolio securities is available in the SAI.

                                [GRAPHIC OMITTED]

62

INVESTING WITH RYDEX:
--------------------------------------------------------------------------------
SHAREHOLDER INFORMATION


Advisor Class Shares are offered exclusively through authorized securities brokers and other financial intermediaries. H-Class Shares are offered directly through Rydex Fund Services Inc. and also through authorized securities brokers and other financial intermediaries.


OPENING YOUR ACCOUNT


You will need to open a Rydex shareholder account to make share transactions - buy, sell or exchange shares of the Funds. You can request an account application by calling Rydex Client Services at 800.820.0888 or 301.296.5406 or simply download an application from the Rydex web site - www.rydexinvestments.com. For more information on opening an account, call Rydex Client Services at 800.820.0888 or 301.296.5406 or visit www.rydexinvestments.com.


The type of application you will need depends on the type of account you want to open. For example, if you are opening a retirement account, such as an IRA, you will need to complete a different application than you would if you were opening a taxable account. When you call Rydex to request an account application, be sure to let the Client Services representative know what type of account you want to open to ensure that you receive the correct application.

If you open your account through a broker or other financial intermediary, your financial intermediary will ordinarily assist you in completing the necessary application to open your account with Rydex.

                                [GRAPHIC OMITTED]

                                                                   PROSPECTUS 63


--------------------------------------------------------------------------------
MINIMUM AMOUNTS FOR ESTABLISHING ACCOUNTS

The minimum initial investment amounts for accounts held through a third party (E.G., a brokerage account) are:

o     $1,000 for retirement accounts

o     $2,500 for all other accounts

Accounts held DIRECTLY at Rydex are subject to a minimum account balance OF $25,000 FOR NON-MANAGED ACCOUNTS (INCLUDING RETIREMENT ACCOUNTS) and $15,000 FOR ACCOUNTS MANAGED BY FINANCIAL INTERMEDIARIES. Accounts opened through a financial intermediary (non-direct) will be subject to your financial intermediary's minimum initial investment amount and minimum account balance requirements, which may be different than the amounts above.

To open an IRA account with Rydex directly, you must transfer an existing IRA (or multiple IRAs) in order to meet the minimum investment amount requirements.

There are no minimum amounts for subsequent investments in the Funds except for subsequent investments made via Automated Clearing House ("ACH"). For more information about subsequent investments via ACH please see "Purchase Procedures" below. Rydex reserves the right to modify its minimum account requirements at any time, with or without prior notice to you.
--------------------------------------------------------------------------------


TIPS TO SUCCESSFULLY COMPLETE YOUR ACCOUNT APPLICATION

o You must provide each account holder's social security number or tax ID number and date of birth on the application to avoid a delay in processing.

o Attach a copy of the trust document when establishing a trust account.

o When establishing an account for your corporation, partnership or self directed retirement plan, please indicate the correct account type to ensure proper tax reporting, and provide a copy of one of the following documents: registered articles of incorporation, government-issued business license, partnership papers, plan documents or other official documentation that verifies the entity and lists the authorized individuals. Failure to provide this documentation may result in a delay in processing your application.

o You must provide a street address (Rydex does not accept P.O. Box only addresses). If any joint owner has a different address than the account registration, please indicate what it is on the application.

o BE SURE TO SIGN THE APPLICATION.

                                [GRAPHIC OMITTED]

64

o If you open an account directly with Rydex you will receive a confirmation statement by mail confirming your initial purchase. Review this confirmation carefully to ensure that all of the information is correct. Notify us promptly of any errors.

TRANSACTION INFORMATION
--------------------------------------------------------------------------------


This section provides important information about the procedures that you must follow when you buy, sell or exchange shares of the Funds. You may submit transaction orders to buy, sell or exchange Fund shares on any day that the NYSE is open for business (a "Business Day"). However, the Government Long Bond 1.2x Strategy Fund and Inverse Government Long Bond Strategy Fund will not accept transaction orders and will not calculate NAV on days when the U.S. Government Bond Market is closed, including Columbus Day and Veterans' Day. On any day that the Federal Reserve Bank of New York or the NYSE closes early, the principal government securities and corporate bond markets close early (such as on days in advance of holidays generally observed by participants in these markets), or as permitted by the U.S. Securities and Exchange Commission (the "SEC"), the Funds reserve the right to advance the time that NAV is calculated and, correspondingly, the time by which purchase and redemption orders must be received.


Notwithstanding the foregoing, the U.S. Government Money Market Fund reserves the right to accept orders to purchase or redeem shares on any day that is not a Business Day and the Federal Reserve Bank of New York or National Securities Clearing Corporation remains open. In addition, the U.S. Government Money Market Fund may designate special hours of operation on any such day. In the event that the U.S. Government Money Market Fund invokes the right to accept orders to purchase or redeem shares on any day that is not a Business Day and/or adopt special hours of operation, the U.S. Government Money Market Fund will post advance notice of these events at www.rydexinvestments.com.

                                [GRAPHIC OMITTED]

                                                                   PROSPECTUS 65

TRANSACTION CUT-OFF TIMES

All shareholder transaction orders are processed at the NAV next determined after your transaction order is received with all of the necessary information, sometimes referred to as "good order," by the Funds' transfer agent, distributor, or authorized dealer. The following transaction cut-off times have been established in order to allow the transfer agent appropriate time to report the current day's trading activity to the Funds' Advisor. Any application that is sent to the transfer agent does not constitute a purchase order until the transfer agent processes the application and receives correct payment by check, wire transfer or ACH.


-------------------------------------------------------------------------------
                                            MORNING          AFTERNOON
METHOD         FUND                         CUT-OFF TIME     CUT-OFF TIME
-------------------------------------------------------------------------------
By Mail        All Funds                    Not Available    Market Close
-------------------------------------------------------------------------------
By Phone       Domestic Equity Funds -      Not Available    3:45 P.M., Eastern
               except for the S&P 500                        Time
               Fund and Russell 2000(R)
               Fund
               ----------------------------------------------------------------
               S&P 500 Fund and Russell     10:30 A.M.,      3:45 P.M., Eastern
               2000(R) Fund                 Eastern Time     Time
               ----------------------------------------------------------------
               International Equity Funds   Not Available    3:45 P.M., Eastern
                                                             Time
               ----------------------------------------------------------------
               Fixed Income Funds -         Not Available    3:45 P.M., Eastern
               except for the High Yield                     Time
               Strategy Fund and Inverse
               High Yield Strategy Fund
               ----------------------------------------------------------------
               High Yield Strategy Fund     Not Available    3:30 P.M., Eastern
               and Inverse High Yield                        Time
               Strategy Fund
               ----------------------------------------------------------------
               U.S. Government Money        Not Available    1:00 P.M., Eastern
               Market Fund**                                 Time
-------------------------------------------------------------------------------

                                [GRAPHIC OMITTED]

66

-------------------------------------------------------------------------------
                                            MORNING          AFTERNOON
METHOD         FUND                         CUT-OFF TIME     CUT-OFF TIME
-------------------------------------------------------------------------------
By Internet    Domestic Equity Funds -      Not Available    3:50 P.M., Eastern
               except for the S&P 500                        Time
               Fund and Russell 2000(R)
               Fund
               ----------------------------------------------------------------
               S&P 500 Fund and Russell     10:30 A.M.,      3:50 P.M., Eastern
               2000(R) Fund                 Eastern Time     Time
               ----------------------------------------------------------------
               International Equity Funds   Not Available    3:50 P.M., Eastern
                                                             Time
               ----------------------------------------------------------------
               Fixed Income Funds -         Not Available    3:50 P.M., Eastern
               except for the High Yield                     Time
               Strategy Fund and Inverse
               High Yield Strategy Fund
               ----------------------------------------------------------------
               High Yield Strategy Fund     Not Available    3:45 P.M., Eastern
               and Inverse High Yield                        Time
               Strategy Fund
               ----------------------------------------------------------------
               U.S. Government Money        Not Available    1:00 P.M., Eastern
               Market Fund**                                 Time
-------------------------------------------------------------------------------
By Financial   All Funds - except for the   Not Available    Market Close*
Intermediary   S&P 500 Fund and Russell
               2000(R) Fund
               -------------------------------------------
               S&P 500 Fund and Russell     10:30 A.M.,
               2000(R) Fund                 Eastern Time*
-------------------------------------------------------------------------------


* EACH FINANCIAL INTERMEDIARY MAY HAVE ITS OWN RULES ABOUT SHARE TRANSACTIONS, AND MAY HAVE DIFFERENT CUT-OFF TIMES FOR PROCESSING YOUR TRANSACTION ORDER.

** TO RECEIVE THE CURRENT BUSINESS DAY'S DIVIDEND FOR THE U.S. GOVERNMENT MONEY MARKET FUND, THE FUND MUST RECEIVE YOUR WIRE PURCHASE ORDER BY 1:00 P.M., EASTERN TIME. ALL REDEMPTION ORDERS RECEIVED PRIOR TO 1:00 P.M., EASTERN TIME WILL NOT RECEIVE THE CURRENT BUSINESS DAY'S DIVIDEND. ALL REDEMPTION ORDERS RECEIVED AFTER 1:00 P.M., EASTERN TIME ARE ENTITLED TO RECEIVE THE CURRENT BUSINESS DAY'S DIVIDEND.

EARLY TRANSACTION CUT-OFF TIMES

On any day that a Fund calculates NAV earlier than normal, as described below, Rydex reserves the right to advance the time on that day by which shareholder transaction orders must be received by the transfer agent.

                                [GRAPHIC OMITTED]

                                                                   PROSPECTUS 67

--------------------------------------------------------------------------------
CALCULATING NAV

The price at which you buy, sell and exchange shares is the net asset value per share, which is also known as NAV.

Each Fund calculates its NAV by:

o     Taking the current market value of its total assets

o     Subtracting any liabilities

o     Dividing that amount by the total number of shares owned by shareholders

The Funds, except for the S&P 500 Fund and Russell 2000(R) Fund, calculate NAV once each Business Day as of the regularly scheduled close of normal trading on the NYSE (normally, 4:00 p.m., Eastern Time). The S&P 500 and Russell 2000(R) Funds, calculate NAV twice each Business Day, first in the morning and again in the afternoon. The S&P 500 and Russell 2000(R) Funds' morning NAV is calculated as of 10:45 a.m., Eastern Time and the Funds' afternoon NAV is calculated as of the regularly scheduled close of normal trading on the NYSE (normally, 4:00 p.m., Eastern Time).

If the primary exchange or market where the Funds' securities or other investments trade closes early - such as on days in advance of holidays generally observed by participants in these markets - the Funds may calculate NAV as of the earlier closing time in accordance with the policies set forth in the Funds' SAI. For more information on these early closings, please call
800.820.0888 or visit the Rydex web site - www.rydexinvestments.com.


In calculating NAV, the Funds, except for the Europe 1.25x Strategy Fund and Japan 1.25x Strategy Fund, generally values their investment portfolios based on the market price of the securities as of the time the Funds determine NAV. If market prices are unavailable or the Funds think that they are unreliable, the Funds price those securities at fair value as determined in good faith using methods approved by the Board of Trustees. For example, market prices may be unavailable if trading in a particular portfolio security was halted during the day and did not resume prior to the Funds' NAV calculation. The Funds may view market prices as unreliable when the value of a security has been materially affected by events occurring after the market closes, but prior to the time as of which the Funds calculate NAV.

The Europe 1.25x Strategy and Japan 1.25x Strategy Funds generally value their assets at fair value using procedures approved by the Board of Trustees because of the time difference between the close of the relevant foreign exchanges and the time the Europe 1.25x Strategy and Japan 1.25x
--------------------------------------------------------------------------------

                                [GRAPHIC OMITTED]

68

--------------------------------------------------------------------------------
Strategy Funds price their shares at the close of the NYSE. As such, the value assigned to the Europe 1.25x Strategy and Japan 1.25x Strategy Funds' securities may not be the quoted or published prices of those securities on their primary markets or exchanges.


The use of fair valuation in pricing a security involves the consideration of a number of subjective factors and therefore, is susceptible to the unavoidable risk that the valuation may be higher or lower than the price at which the security might actually trade if a reliable market price were readily available.

The U.S. Government Money Market Fund values its assets using the amortized cost method of valuation pursuant to procedures approved by the Funds' Board of Trustees.

More information about the valuation of the Funds' holdings and the amortized cost method can be found in the SAI.
--------------------------------------------------------------------------------

TRANSACTIONS THROUGH YOUR FINANCIAL INTERMEDIARY

If you opened your account through a financial intermediary, you will ordinarily submit your transaction orders through that financial intermediary. Your financial intermediary is responsible for ensuring that your transaction order is in good order, and promptly transmitting your order to the Funds. Transaction orders received in good order by your financial intermediary will be processed at the Funds' next determined NAV. Financial intermediaries may charge fees for the services they provide to you in connection with processing your transaction order or maintaining your account with them. Each financial intermediary may also have its own rules about minimum initial investment amounts, minimum account balances, share transactions, limits on the number of share transactions you are permitted to make in a given time period, and may have different cut-off times for processing your transaction order. For more information about your financial intermediary's rules and procedures, you should contact your financial intermediary directly.

BUYING FUND SHARES
--------------------------------------------------------------------------------

The Funds offer their shares continuously and investors may submit purchase orders to buy shares on any Business Day. However, Rydex reserves the right to reject or refuse, in whole or in part, any purchase order for Fund shares. Purchase orders, like any other share transaction, are subject to the Funds' transaction cut-off times and will be processed at the NAV next determined after your purchase order is received in good order.

                                [GRAPHIC OMITTED]

                                                                   PROSPECTUS 69

PURCHASE PROCEDURES


The Funds offer you the option to submit purchase orders through your financial intermediary or send purchase orders by mail, fax or internet and send purchase proceeds by check, wire transfer or ACH. The Funds do not accept cash or cash equivalents (such as travelers' checks, money orders or bearer bonds), government checks, third-party checks, starter checks or checks drawn on a line of credit (including credit card convenience checks). Cashiers checks, bank checks, official checks and treasurers' checks less than or equal to $10,000 are also not accepted. Rydex reserves the right to refuse other payment instruments if, in the sole discretion of Fund management, it is deemed to be in the best interests of the Funds. You may buy shares and send your purchase proceeds by any of the following methods:

--------------------------------------------------------------------------------
                           INITIAL PURCHASE              SUBSEQUENT PURCHASES
                     -----------------------------------------------------------
                     Complete the account             Complete the Rydex
                     application that corresponds     investment slip included
                     to the type of account you       with your quarterly
                     are opening.                     statement or send written
                                                      purchase instructions that
                     o MAKE SURE TO DESIGNATE THE     include:
                       RYDEX FUND(S) YOU WANT TO
                       PURCHASE.                      o YOUR NAME

 BY MAIL             o MAKE SURE YOUR INVESTMENT      o YOUR SHAREHOLDER ACCOUNT
                       MEETS THE ACCOUNT MINIMUM.       NUMBER
 IRA AND OTHER
 RETIREMENT                                           o THE RYDEX FUND(S) YOU
 ACCOUNTS REQUIRE                                       WANT TO PURCHASE.
 ADDITIONAL
 PAPERWORK.          -----------------------------------------------------------
                            Make your check payable to RYDEX INVESTMENTS.
                     -----------------------------------------------------------
                         Your check must be drawn on a U.S. bank and payable
                                          in U.S. Dollars.
                     -----------------------------------------------------------
CALL RYDEX CLIENT    Include the name of the Rydex Fund(s) you want to purchase
SERVICES TO REQUEST                        on your check.
A RETIREMENT
ACCOUNT INVESTOR       IF YOU DO NOT SPECIFY WHICH RYDEX FUND(S) YOU WANT TO
APPLICATION KIT.      PURCHASE, YOUR INVESTMENT WILL BE CREDITED TO THE U.S.
                                   GOVERNMENT MONEY MARKET FUND.

                     ----------------------------------------------------------
                     Mail your application and          Mail your written
                             check to:                  purchase instructions
                                                        and check to:
                     ----------------------------------------------------------
                     MAILING ADDRESS:
                     Rydex Investments
                     Attn: Ops. Dept.
                     9601 Blackwell Road, Suite 500
                     Rockville, MD 20850
--------------------------------------------------------------------------------

                                [GRAPHIC OMITTED]

70

                     -----------------------------------------------------------
                            INITIAL PURCHASE           SUBSEQUENT PURCHASES
                     -----------------------------------------------------------
                     Submit new account paperwork,    Be sure to designate in
                     and then call Rydex to obtain    your wire instructions the
                     your account number.             Rydex Fund(s) you want to
                                                      purchase.
                     o MAKE SURE TO DESIGNATE THE
                       RYDEX FUND(S) YOU WANT TO
                       PURCHASE.

                     o MAKE SURE YOUR INVESTMENT
                       MEETS THE ACCOUNT MINIMUM.
                     -----------------------------------------------------------
                     To obtain "same-day credit" (to get that Business Day's
                     NAV) for your purchase order, YOU MUST CALL RYDEX CLIENT
                     SERVICES AND PROVIDE THE FOLLOWING INFORMATION PRIOR TO THE
                     TRANSACTION CUT-OFF TIME FOR THE RYDEX FUND(S) YOU ARE
BY WIRE              PURCHASING:

RYDEX CLIENT         o Account Number
SERVICES PHONE
NUMBER:              o Fund Name

800.820.0888         o Amount of Wire

OR                   o Fed Wire Reference Number (upon request)

301.296.5406 You will receive a confirmation number to verify that your purchase order has been accepted.

                     IF YOU DO NOT NOTIFY RYDEX CLIENT SERVICES OF THE INCOMING
                      WIRE, YOUR PURCHASE ORDER WILL NOT BE PROCESSED UNTIL THE
                           BUSINESS DAY FOLLOWING THE RECEIPT OF THE WIRE.

                     -----------------------------------------------------------

                     WIRE INSTRUCTIONS:
                     U.S. Bank
                     Cincinnati, OH
                     Routing Number: 0420-00013
                     For Account of: Rydex Investments
                     Account Number: 48038-9030
                     [Your Name]
                     [Your shareholder account number]

                        IF YOU DO NOT SPECIFY WHICH RYDEX FUND(S) YOU WANT TO
                       PURCHASE, YOUR INVESTMENT WILL BE CREDITED TO THE U.S.
                                     GOVERNMENT MONEY MARKET FUND.
--------------------------------------------------------------------------------

                                [GRAPHIC OMITTED]

                                                                   PROSPECTUS 71

--------------------------------------------------------------------------------
                            INITIAL PURCHASE             SUBSEQUENT PURCHASES
                     -----------------------------------------------------------
                     Submit new account               SUBSEQUENT PURCHASES MADE
                     paperwork, and then call         VIA ACH MUST BE A MINIMUM
                     Rydex to obtain your account     OF $50. To make a
                     number. Be sure to complete      subsequent purchase, send
                      the "Electronic Investing       written purchase
                     (via ACH)" section. Then, fax    instructions that include:
                     it to Rydex. (ONLY Individual,
                     Joint and UGMA/UTMA accounts     o YOUR NAME
BY ACH               may be opened by fax).
(FAX)                                                 o YOUR SHAREHOLDER ACCOUNT
                     o MAKE SURE TO INCLUDE A           NUMBER
RYDEX FAX              LETTER OF INSTRUCTION
NUMBER:                REQUESTING THAT WE PROCESS     o THE RYDEX FUND(S) YOU
301.296.5103           YOUR PURCHASE BY ACH.            WANT TO PURCHASE

                     o MAKE SURE TO DESIGNATE THE     o ACH BANK INFORMATION
                       RYDEX FUND(S) YOU WANT TO        (IF NOT ON RECORD)
                       PURCHASE.

                     o MAKE SURE YOUR INVESTMENT
                       MEETS THE ACCOUNT MINIMUM.

--------------------------------------------------------------------------------

BY ACH                     Follow the directions on the Rydex web site -
(INTERNET)                           www.rydexinvestments.com

--------------------------------------------------------------------------------


CANCELLED PURCHASE ORDERS

Rydex will ordinarily cancel your purchase order under the following circumstances:

o     if your bank does not honor your check for any reason

o     if the transfer agent (Rydex) does not receive your wire transfer

o     if the transfer agent (Rydex) does not receive your ACH transfer

o     if your bank does not honor your ACH transfer

IF YOUR PURCHASE ORDER IS CANCELLED FOR ANY OF THESE REASONS, YOU WILL NOT BE ENTITLED TO BENEFIT FROM ANY INCREASE IN NAV THAT THE FUND(S) MAY HAVE EXPERIENCED FROM THE TIME OF YOUR ORDER TO THE TIME OF ITS CANCELLATION. IN ADDITION, IF THE FUND(S) NAV DECREASES IN VALUE FROM THE TIME OF YOUR ORDER TO THE TIME OF ITS CANCELLATION, THE FUND(S) WILL HOLD YOU LIABLE FOR ANY LOSSES THAT IT INCURS AS A RESULT OF YOUR CANCELLED ORDER.

                                [GRAPHIC OMITTED]

72

SELLING FUND SHARES
--------------------------------------------------------------------------------

The Funds redeem their shares continuously and investors may sell their shares back to the Funds on any Business Day. You may redeem all or any portion of your Fund shares at the Funds' next determined NAV calculated after your redemption order is received in good order by the transfer agent. Redemption orders, like any other share transaction, are subject to the Funds' transaction cut-off times and will be processed at the NAV next determined after your redemption order is received in good order by the transfer agent.

The Funds may suspend your right to redeem your shares during times when trading on the NYSE is suspended or restricted, or otherwise as permitted by the SEC. The Funds reserve the right to pay part of your redemption proceeds in liquid securities with a market value equal to the redemption price.

REDEMPTION PROCEDURES

You will ordinarily submit your transaction order through your financial intermediary or other securities dealers through which you opened your shareholder account or through Rydex directly. The Funds also offer you the option to send redemption orders to Rydex by:

--------------------------------------------------------------------------------
            Rydex Investments
  MAIL      Attn: Ops. Dept.
            9601 Blackwell Road, Suite 500
            Rockville, MD 20850
--------------------------------------------------------------------------------
            301.296.5103

   FAX      If you send your redemption order by fax, you must call Rydex Client
            Services at 800.820.0888 or 301.296.5406 to verify that your fax was received and when it will be processed.
--------------------------------------------------------------------------------
TELEPHONE   800.820.0888 or 301.296.5406 (not available for retirement accounts)
--------------------------------------------------------------------------------

Whether you transmit your redemption order by mail, fax or telephone, you must include the following information in your redemption order:

o     your name

o     your shareholder account number

o     Fund name(s)

o     dollar amount or number of shares you would like to sell

o whether you want your sale proceeds sent to you by check, wire or ACH (a new alternate payee or new wire instructions may require a signature guarantee)

o     signature of account owner(s) (not required for telephone redemptions)

                                [GRAPHIC OMITTED]

                                                                   PROSPECTUS 73

You may only place a redemption order if you are the registered owner of the account or the registered owner has given Rydex written authorization to allow you to make redemptions from the account. You will receive a confirmation number for your redemption. Please retain it for your records.

DISTRIBUTIONS FROM QUALIFIED RETIREMENT ACCOUNTS

Distributions from your tax-qualified plan or individual retirement account
(IRA) may have adverse tax consequences to you. You should consult your tax adviser before redeeming shares and making distributions from your tax-qualified plan or IRA account. All requests for distributions of redemption proceeds from tax-qualified plan and IRA accounts must be in writing. All distributions from tax-qualified plans and IRAs are subject to tax withholding rules.

RECEIVING YOUR REDEMPTION PROCEEDS

Your redemption proceeds normally will be sent within seven days of the transfer agent receiving your request. For redemption orders that settle on federal bank holidays, your redemption proceeds will be sent on the next Business Day following the holiday. FOR INVESTMENTS MADE BY CHECK OR ACH (NOT WIRE PURCHASES), PAYMENT OF REDEMPTION PROCEEDS MAY BE DELAYED UNTIL THE TRANSFER AGENT IS REASONABLY SATISFIED THAT YOUR PURCHASE HAS CLEARED. IT MAY TAKE UP TO 15 DAYS FOR YOUR PURCHASE TO CLEAR.

All redemptions will be mailed to your address of record, sent electronically via ACH or wired to your bank account of record. You may request overnight mail service for an additional fee. If you request payment of redemption proceeds to a third party or to a location other than your address of record or bank account of record, your redemption request must be IN WRITING AND MUST INCLUDE A SIGNATURE GUARANTEE AND MAY NOT BE FAXED.

--------------------------------------------------------------------------------
SIGNATURE GUARANTEES

Signature guarantees help protect you and your account against fraud. You can obtain a signature guarantee at most banks and financial intermediaries. A notary public cannot provide a signature guarantee. You may not use fax to transmit a signature guarantee to the Funds.
--------------------------------------------------------------------------------


REDEEMING SHARES BY DRAFT CHECKWRITING

If you hold shares directly, you may redeem shares from the U.S. Government Money Market Fund by writing draft checks for $500 or more on your existing account. The draft checks may be made payable to any person or entity and your account will continue to earn dividends until the draft check clears. If your balance in the U.S. Government Money Market Fund is insufficient to cover the amount of your draft check, the transfer agent will automatically exchange

                                [GRAPHIC OMITTED]

74

sufficient funds from your Rydex Fund with the highest account balance to cover the draft check.

You can obtain a draft checkwriting application by calling 800.820.0888. Because of the difficulty of determining in advance the exact value of your Fund account, you may not use a draft check to close your account. There is no fee for the draft checkwriting privilege, but if payment on a draft check is stopped upon your request, or if the draft check cannot be honored because of insufficient funds or other valid reasons, you may be charged a fee by the financial institution where you presented your draft check for payment. Rydex may also charge a $25 fee for a draft check that cannot be honored due to insufficient funds. The Funds may suspend the checkwriting privilege at any time.


LOW BALANCE ACCOUNTS

To offset the administrative expense of servicing small accounts, the Funds may impose, without additional notice, an administrative fee of $15 per year during periods where your account balance falls below the account minimum requirements for any reason. The Funds may redeem your shares if the value of your account falls below the required minimum investment amount. However, the Funds will provide you with at least 30 days' written notice to allow you sufficient time to add to your account and avoid the redemption of your shares.

EXCHANGING FUND SHARES
--------------------------------------------------------------------------------


Unlike most mutual funds, the Funds offer unlimited exchange privileges with no minimum holding periods or transaction fees. An exchange is when you sell shares of one Rydex Fund and use the proceeds from that sale to purchase shares of another Rydex Fund. Investors may make exchanges on any Business Day of Advisor Class Shares or H-Class Shares of any Rydex Fund for Advisor Class Shares or H-Class Shares of any other Rydex Fund on the basis of the respective NAVs of the shares involved. Exchange requests, like any other share transaction, will be processed at the NAV next determined after your exchange order is received in good order. Exchanges involving other Rydex Funds not included in this Prospectus may be subject to different transaction cut-off times. All exchange requests must be received by the Rydex Funds' transfer agent prior to the cut-off time of the Rydex Fund you are exchanging out of or the Rydex Fund you are exchanging into, whichever is earlier, to be processed at that Business Day's NAV. See "Exchanges with Other Rydex Funds" below for additional information. The exchange privilege may be modified or discontinued at any time.

                                [GRAPHIC OMITTED]

                                                                   PROSPECTUS 75

EXCHANGE PROCEDURES

You will ordinarily submit your transaction order through your financial intermediary or other securities dealers through which you opened your shareholder account or through Rydex directly. The Funds also offer you the option to send exchange requests to Rydex by:

--------------------------------------------------------------------------------
            Rydex Investments
            Attn: Ops. Dept.
  MAIL      9601 Blackwell Road, Suite 500
            Rockville, MD 20850
--------------------------------------------------------------------------------
            301.296.5101

   FAX      If you send your exchange request by fax, you must call Rydex Client
            Services at 800.820.0888 to verify that your fax was received and when it will be processed.
--------------------------------------------------------------------------------
TELEPHONE   800.820.0888 OR 301.296.5406
--------------------------------------------------------------------------------
INTERNET    Follow the directions on the Rydex web site -
            www.rydexinvestments.com
--------------------------------------------------------------------------------

Whether you transmit your exchange request by mail, fax, telephone or internet, you must include the following information in your exchange request:

      o     your name

      o     your shareholder account number

      o Fund name(s) you are exchanging out of (selling) and Fund name(s) you are exchanging into (buying)

      o dollar amount, number of shares or percentage of Fund position involved in the exchange

      o signature of account owner(s) (not required for telephone or internet exchanges)

You may only place exchange orders if you are the registered owner of the account or the registered owner has given Rydex written authorization to allow you to trade the account. You will receive a confirmation number for your exchange. Please retain it for your records.

MINIMUM EXCHANGE AMOUNTS

The minimum amount for an exchange is either $1,000 or 100% of the Fund position from which the exchange is coming, whichever is less. If you are exchanging the minimum amount, you may not split the proceeds between multiple Rydex Funds. If you place exchange transactions in shares or in percentages, the minimum exchange amount still applies. This minimum may be waived for accounts that are part of an asset allocation strategy.

                                [GRAPHIC OMITTED]

76

EXCHANGES WITH OTHER RYDEX FUNDS


On any Business Day, investors may make exchanges of Advisor Class Shares or H-Class Shares of the Funds for Advisor Class Shares or H-Class Shares of any Rydex Fund not offered in this Prospectus. WHILE MOST RYDEX FUNDS OFFER UNLIMITED EXCHANGE PRIVILEGES WITH NO MINIMUM HOLDING PERIODS OR TRANSACTION FEES, CERTAIN RYDEX FUNDS DO NOT ALLOW UNLIMITED TRADING. IF YOU ARE CONTEMPLATING AN EXCHANGE FOR SHARES OF ANY RYDEX FUND NOT OFFERED IN THIS PROSPECTUS, YOU SHOULD OBTAIN AND REVIEW THAT RYDEX FUND'S CURRENT PROSPECTUS BEFORE MAKING THE EXCHANGE. You can obtain a prospectus for any Rydex Fund not offered in this Prospectus by calling 800.820.0888 or 301.296.5406 or visiting the Rydex web site at www.rydexinvestments.com.


RYDEX ACCOUNT POLICIES
--------------------------------------------------------------------------------

SHAREHOLDER IDENTIFICATION AND VERIFICATION

Federal regulations may require the Funds to obtain your name, your date of birth (for a natural person), your residential street address or principal place of business and your Social Security Number, Employer Identification Number or other government issued identification when you open an account. Additional information may be required in certain circumstances or to open accounts for corporations or other entities. The Funds may use this information to attempt to verify your identity. The Funds may not be able to establish an account if the necessary information is not received. The Funds may also place limits on account transactions while it is in the process of attempting to verify your identity. Additionally, if the Funds are unable to verify your identity after your account is established, the Funds may be required to redeem your shares and close your account.

Rydex provides accounts for U.S. citizens and resident aliens. We will not open a new account for any non-resident aliens (natural person or entity). If you are unsure of your status please consult your tax adviser. Non-resident aliens may hold Rydex Funds through a financial intermediary, subject to that financial intermediary's requirements.

Customer identification and verification is part of the Funds' overall obligation to deter money laundering under applicable law. The Funds have adopted an anti-money laundering compliance program designed to prevent the Funds from being used for money laundering or the financing of terrorist activities. In this regard, the Funds reserve the right to (i) refuse, cancel or rescind any purchase or exchange order, (ii) freeze any account and/or suspend account services or (iii) involuntarily close your account in cases of threatening conduct or suspected fraudulent or illegal activity. These actions will be taken when, in the sole discretion of Fund management, they are deemed to be in the best interests of the

                                [GRAPHIC OMITTED]

                                                                   PROSPECTUS 77

Funds or in cases when the Funds are requested or compelled to do so by governmental or law enforcement authority. If your account is closed at the request of governmental or law enforcement authority, you may not receive proceeds of the redemption if the Funds are required to withhold such proceeds.

CHANGES TO YOUR ACCOUNT

For information on what is required to make changes and/or additions to your account and to obtain the appropriate forms, please visit the Rydex web site at www.rydexinvestments.com or call 800.820.0888 or 301.296.5406. If you own shares that are registered in your intermediary's name, and you want to transfer the registration to another intermediary or want the shares registered in your name, then you should contact your intermediary for instructions on how to make this change.

TRANSACTIONS OVER TELEPHONE OR INTERNET

Internet and telephone transactions are extremely convenient, but are not risk free. To ensure that your internet and telephone transactions are safe, secure, and as risk-free as possible, the Rydex Funds have instituted certain safeguards and procedures for determining the identity of web site users (including the use of secure passwords and 128-bit encryption technology) and telephone callers and authenticity of instructions. As a result, neither the Funds nor their transfer agent will be responsible for any loss, liability, cost, or expense for following internet, telephone or wire instructions they reasonably believe to be genuine. If you or your intermediaries make exchange requests by telephone or internet, you will generally bear the risk of any loss. Neither the Funds, nor their transfer agent, are responsible for internet transactions that are not received.

During periods of unusually high market activity or other times, it may be difficult to reach Rydex by telephone or access our internet site. Rydex and its affiliates will not be liable for any losses resulting from a cause over which Rydex or its affiliates do not have direct control, including but not limited to the failure of electronic or mechanical equipment or communication lines, telephone or other interconnect problems (E.G., if you are unable to access your online service provider), input errors on the internet, severe weather, facilities emergencies, earthquakes, floods and strikes or other labor problems. If you are not able to reach Rydex by your regular medium, consider sending written instructions.

STATEMENTS & CONFIRMATIONS

You will receive statements and trade confirmations of your investment transactions. You may elect to suppress trade confirmations by requesting this option in writing or via the internet. You may choose to receive your confirmations and/or statements either by mail or electronically.

                                [GRAPHIC OMITTED]

78


eDELIVERY SERVICES

eDelivery offers shareholders the convenience of receiving most communications (such as trade confirmations, statements, prospectuses and shareholder reports, etc.) from the Funds through the web via email notification. For more information on eDelivery, please visit the Rydex web site at www.rydexinvestments.com. The Funds reserve the right to discontinue your eDelivery service if two (2) or more e-mail notices are returned as undeliverable.

RYDEX EXPRESS LINE - 1(800) 717-7776

You may access information about the Rydex Funds and your Rydex account anytime with the Rydex Express Line. This automated line gives you telephone access to Rydex Fund information including NAVs, daily factors, fund assets and distributions as well as balance and history information on your Rydex account.

SERVICE AND OTHER FEES

Rydex may charge the following administrative fees on accounts held directly through the Funds' transfer agent for services associated with the following:

      o     $15 for wire transfers of redemption proceeds under $5,000

      o     $50 on purchase checks returned for insufficient funds

      o $25 to stop payment of a redemption check within 10 Business Days of the settlement date

      o $15 for standard overnight packages (fee may be higher for special delivery options)

      o     $25 for bounced draft checks or ACH transactions

      o     $15 per year for low balance accounts

      o The Funds reserve the right, upon notice, to charge you a fee to cover the costs of special requests for information that require extensive research or employee resources. Such requests could include a request for historical account transcripts or the retrieval of a significant number of documents.

Rydex reserves the right to change any of these fees or add additional service fees at any time.


RETIREMENT ACCOUNT FEES

Certain retirement plans such as IRA, SEP, Roth IRA and 403(b) accounts are charged an annual $15 maintenance fee. Upon liquidating your retirement account, a $15 account-closing fee (and any unpaid annual maintenance fee) will be deducted from the proceeds of your redemption. You may pay the annual maintenance fee at any time during the calendar year by sending Rydex a check. If the annual maintenance fee is not paid separately prior to December, it will be deducted from your account.

                                [GRAPHIC OMITTED]

                                                                   PROSPECTUS 79


ACCOUNT FEE WAIVERS

Certain fees may be waived for accounts with balances equal to or greater than $250,000 at the time the fee is charged. The fees that may be waived are the Annual maintenance fee and account-closing fee for retirement accounts and the fee for wires less than $5,000.


FREQUENT PURCHASES AND REDEMPTIONS OF FUND SHARES

Because the Funds are designed and operated to accommodate frequent trading by shareholders and, unlike most mutual funds, offer unlimited exchange privileges with no minimum holding periods or transaction fees, the Funds' Board of Trustees has not adopted policies and procedures designed to prevent market timing or to monitor for frequent purchases and redemptions of Fund shares. A significant portion of the assets of the Funds come from investors who take part in certain strategic and tactical asset allocation programs. The Funds anticipate that investors who take part in these programs may frequently redeem or exchange shares of the Funds, which may cause the Funds to experience high portfolio turnover. Higher portfolio turnover may result in the Funds paying higher levels of transaction costs and generating greater tax liabilities for shareholders. In addition, large movements of assets into and out of the Funds may negatively impact a Fund's ability to achieve its investment objective.

RIGHTS RESERVED BY THE FUNDS

The Funds reserve the right to close your account in cases of suspected fraudulent or illegal activity in accordance with applicable law. This action may be taken when, in the sole discretion of Fund management, it is deemed to be in the best interests of the Funds or in cases where the Funds are requested or compelled to do so by applicable law. If your account is closed at the request of governmental or law enforcement authority or pursuant to applicable law, you may not receive proceeds of the redemption if the Funds are required to withhold such proceeds.

DISTRIBUTION AND SHAREHOLDER SERVICES
--------------------------------------------------------------------------------

ADVISOR CLASS SHARES

The Funds have adopted a Distribution and Shareholder Services Plan with respect to Advisor Class Shares that allows the Funds to pay distribution and services fees to Rydex Distributors, Inc. (the "Distributor") and other firms that provide distribution or shareholder services ("Service Providers"). If a Service Provider provides distribution services, the Funds will pay distribution fees to

                                [GRAPHIC OMITTED]

80

the Distributor at an annual rate not to exceed 0.25% of average daily net assets, pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended. If a Service Provider provides shareholder services, the Funds will pay service fees to the Distributor at an annual rate not to exceed 0.25% of the average daily net assets of a Fund. The Distributor will, in turn, pay the Service Provider for the services it provides. Because these Funds pay these fees out of assets on an ongoing basis, over time these fees may cost you more than other types of sales charges.

H-CLASS SHARES

The Funds have adopted a Distribution Plan and a Shareholder Services Plan with respect to H-Class Shares that allows the Funds to pay distribution and/or services fees to the Distributor and other firms that provide distribution and/or shareholder services ("Service Providers"). The Funds will pay distribution fees to the Distributor at an annual rate not to exceed 0.25% of average daily net assets, pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended. If a Service Provider provides shareholder services, the Funds will pay service fees to the Distributor at an annual rate not to exceed 0.25% of the average daily net assets of a Fund. The Distributor will, in turn, pay the Service Provider for the services it provides. Because the Funds pay these fees out of assets on an ongoing basis, over time these fees may cost you more than other types of sales charges and will increase the cost of your investment.

COMPENSATION TO DEALERS

The Advisor, at its expense, may provide compensation to financial intermediaries for the sale of Fund shares. These payments may be made, at the discretion of the Advisor, to certain dealers who have sold shares of the Rydex Funds. The level of payments made to dealers will generally vary, but may be significant. These payments may provide an incentive for dealers to sell shares of the Rydex Funds and promote the retention of their customer's assets in the Funds. Any payments described above will not change the price paid by investors for the purchase of the applicable Rydex Fund's shares or the amount that any particular Rydex Fund will receive as proceeds from such sales. The Advisor determines the extent of such payments in its sole discretion in response to requests from dealer firms, based on factors it deems relevant, such as the dealer's sales, assets, share class utilized and the quality of the dealer's relationship with the Advisor. The Advisor periodically determines the advisability of continuing these payments. The Advisor may also pay expenses associated with meetings that facilitate educating financial advisers and shareholders about the Rydex Funds that are conducted by dealers.

                                [GRAPHIC OMITTED]

                                                                   PROSPECTUS 81

DIVIDENDS AND DISTRIBUTIONS
--------------------------------------------------------------------------------

TIMING OF PAYMENTS

Income dividends, if any, are paid at least annually by each of the Funds, except the Government Long Bond 1.2x Strategy Fund and U.S. Government Money Market Fund, which declare dividends daily and pay them monthly or upon redemption. The High Yield Strategy Fund and Inverse High Yield Strategy Fund may also pay income dividends on a monthly basis. If you own Fund shares on a Fund's record date, you will be entitled to receive the dividend. The Funds may declare and pay dividends on the same date. The Funds make distributions of capital gains, if any, at least annually. The Funds, however, may declare a special capital gains distribution if the Board of Trustees believes that such a distribution would be in the best interests of the shareholders of a Fund.

DIVIDEND PAYMENT OPTIONS

Dividends and distributions will be paid in the form of additional Fund shares unless you have elected to receive payment in cash. If you did not elect to receive cash payments of dividends and distributions on your application, you must notify the Funds in writing to change your election prior to the date of the next distribution. Your election will become effective for dividends paid after the Funds receive your written notice. To cancel your election, simply send written notice to the Funds. Dividends and distributions with values of $10 or less may be automatically reinvested.

TAX INFORMATION
--------------------------------------------------------------------------------

The following is a summary of some important tax issues that affect the Funds and their shareholders. The summary is based on current tax laws, which may be changed by legislative, judicial or administrative action. You should not consider this summary to be a detailed explanation of the tax treatment of the Funds, or the tax consequences of an investment in the Funds. MORE INFORMATION ABOUT TAXES IS LOCATED IN THE SAI. YOU ARE URGED TO CONSULT YOUR TAX ADVISER REGARDING SPECIFIC QUESTIONS AS TO FEDERAL, STATE AND LOCAL INCOME TAXES.

TAX STATUS OF EACH FUND

Each Fund is treated as a separate entity for federal tax purposes, and intends to qualify for the special tax treatment afforded to regulated investment companies. As long as a Fund qualifies as a regulated investment company, it pays no federal income tax on the earnings it distributes to shareholders.


TAX STATUS OF DISTRIBUTIONS

      o Each Fund will, at least annually, distribute substantially all of its net investment income and net capital gains income.

                                [GRAPHIC OMITTED]

82

      o The income dividends and short-term capital gains distributions you receive from the Funds will be taxed as either ordinary income or qualified dividend income. Dividends that are qualified dividend income are eligible for the reduced maximum rate to individuals of 15% (5% for individuals in lower tax brackets) to the extent that the Fund receives qualified dividend income. The Government Long Bond 1.2x Strategy Fund and U.S. Government Money Market Fund expect to make primarily distributions that will not be treated as qualified dividend income.

      o Any long-term capital gains distributions you receive from a Fund are taxable as long-term capital gains regardless of how long you have owned your shares. Long-term capital gains are currently taxed at a maximum rate of 15%.

      o Absent further legislation, the maximum 15% tax rate on qualified dividend income and long-term capital gains will cease to apply to taxable years beginning after December 31, 2010.

      o Dividends and distributions are generally taxable to you whether you receive them in cash or in additional shares.

      o Corporate shareholders may be entitled to a dividends-received deduction for the portion of dividends they receive that are attributable to dividends received by a Fund from U.S. corporations, subject to certain limitations.

      o Long-term capital gains distributions will result from gains on the sale or exchange of capital assets held by a Fund for more than one year.

      o Distributions paid in January but declared by a Fund in October, November or December of the previous year may be taxable to you in the previous year.

      o A Fund will inform you of the amount of your ordinary income dividends, qualified dividend income, and long-term capital gain distributions shortly after the close of each calendar year.

      o If you hold your shares in a tax-qualified retirement account, you generally will not be subject to federal taxation on Fund distributions until you begin receiving distributions from your retirement account. You should consult your tax adviser regarding the tax rules that apply to your retirement account.

      o With respect to investments by the Europe 1.25x Strategy Fund and the Japan 1.25x Strategy Fund, some foreign governments levy withholding taxes against dividend and interest income. Although in some countries a portion of these withholding taxes is recoverable, the non-recovered portion will reduce the income received from the securities in these Funds. In addition, these Funds may be able to pass along a tax credit for foreign

                                [GRAPHIC OMITTED]

                                                                   PROSPECTUS 83

        income taxes that they pay. A Fund will provide you with the information necessary to reflect foreign taxes paid on your income tax return if it makes this election.


TAX STATUS OF SHARE TRANSACTIONS

EACH SALE, EXCHANGE, OR REDEMPTION OF FUND SHARES MAY BE A TAXABLE EVENT TO YOU. For tax purposes, an exchange of Fund shares for shares of a different Rydex Fund is treated the same as a sale. You should consider the tax consequences of any redemption or exchange before making such a request, especially with respect to redemptions if you invest in the Funds through a tax-qualified retirement plan.

STATE TAX CONSIDERATIONS

A Fund is not liable for any income or franchise tax in Delaware as long as it qualifies as a regulated investment company for federal income tax purposes. In addition to federal taxes, distributions by the Funds and ownership of Fund shares may be subject to state and local taxes. You should consult your tax adviser regarding how state and local tax laws affect your investment in Fund shares.

MANAGEMENT OF THE FUNDS
--------------------------------------------------------------------------------

INVESTMENT ADVISOR


Rydex Investments is located at 9601 Blackwell Road, Suite 500, Rockville, Maryland 20850, and serves as investment adviser of the Funds. The Advisor has served as the investment adviser of the Rydex Funds since each Rydex Fund's inception, and also serves as sub-adviser to several other mutual funds.

The Advisor makes investment decisions for the assets of the Funds and continuously reviews, supervises, and administers each Fund's investment program. The Board of Trustees of the Trust supervises the Advisor and establishes policies that the Advisor must follow in its day-to-day management activities. Pursuant to an investment advisory agreement between the Trust and the Advisor, the Funds paid the Advisor a fee for the fiscal year ended March 31, 2007 at an annualized rate based on the average daily net assets of each Fund, as set forth below:

                                                                       ADVISORY
FUND                                                                     FEE
--------------------------------------------------------------------------------
NOVA ...............................................................     0.75%

S&P 500 ............................................................     0.75%

INVERSE S&P 500 STRATEGY ...........................................     0.90%

OTC ................................................................     0.75%

                                [GRAPHIC OMITTED]

84

INVERSE OTC STRATEGY ...............................................     0.90%

MID-CAP 1.5X STRATEGY ..............................................     0.90%

INVERSE MID-CAP STRATEGY ...........................................     0.90%

RUSSELL 2000(R) 1.5x STRATEGY ......................................     0.90%

RUSSELL 2000(R) ....................................................     0.75%

INVERSE RUSSELL 2000(R) ............................................     0.90%

EUROPE 1.25X STRATEGY ..............................................     0.90%

JAPAN 1.25X STRATEGY ...............................................     0.90%

GOVERNMENT LONG BOND 1.2x STRATEGY .................................     0.50%

INVERSE GOVERNMENT LONG BOND STRATEGY ..............................     0.90%

HIGH YIELD STRATEGY ................................................     0.75%

INVERSE HIGH YIELD STRATEGY ........................................     0.75%

U.S. GOVERNMENT MONEY MARKET .......................................     0.50%

The Advisor bears all of its own costs associated with providing these advisory services and the expenses of the members of the Board of Trustees who are affiliated with the Advisor. The Advisor may make payments from its own resources to broker-dealers and other financial institutions in connection with the sale of Fund shares.

A discussion regarding the basis for the Board's August 2006 approval of the Funds' investment advisory agreement is available in the Funds' September 30, 2006 Semi-Annual Report to Shareholders, which covers the period April 1, 2006 to September 30, 2006. A discussion regarding the basis for the Board's August 2007 approval of the Funds' investment advisory agreement will be available in the Funds' September 30, 2007 Semi-Annual Report to Shareholders, which covers the period April 1, 2007 to September 30, 2007.


PORTFOLIO MANAGEMENT


Mike Byrum, President and Chief Investment Officer ("CIO") of Rydex Investments, leads the Portfolio Department. Mr. Byrum's senior management team, called the Investment Leadership Team ("ILT"), consists of five investment professionals that are responsible for overseeing different functions within the Portfolio Department. Those members include Michael Dellapa as the Director of Research, Douglas Holmes as the Strategic Advisor, James King as the Director of Portfolio Management, David Reilly as the head of Portfolio Strategies, and Stephen Sachs as the Director of Trading. The role of the ILT is to set the overall policies of the Portfolio Department with respect to investment strategies and business development. The remainder of the Portfolio Department reports to the members of the ILT, and consists of a team of

                                [GRAPHIC OMITTED]

                                                                   PROSPECTUS 85

approximately 16 investment professionals that focus on research, trading, and implementing the portfolios.

On a day-to-day basis the following three individuals are jointly and primarily responsible for the management of the Funds.

MICHAEL P. BYRUM, President and CIO of Rydex Investments - As the CIO, Mr. Byrum has ultimate responsibility of the management of the Funds. He has been associated with Rydex Investments since the Advisor was founded in 1993. Mr. Byrum was named the President of Rydex Investments in 2004 and has served as Chief Investment Officer of Rydex Investments since 2000. During this time, he has played a key role in the development of the firm's investment strategies and product offerings. As Senior Portfolio Manager, Mr. Byrum was instrumental in the launch of the OTC, Precious Metals, Government Long Bond 1.2x Strategy, Inverse Government Long Bond Strategy, Inverse S&P 500 Strategy and Inverse OTC Strategy Funds, and helped to create the Sector Funds, all of which are offered in a separate prospectus. He was named Vice President of Portfolio for Rydex Investments in 1998, and Executive Vice President in 2000. Prior to joining Rydex Investments, Mr. Byrum worked for Money Management Associates, the investment adviser for Rushmore Funds, Inc. He holds a degree in finance from Miami University of Ohio and is a member of the CFA Institute and the Washington Society of Investment Analysts. Mr. Byrum has co-managed each Fund since its inception.

JAMES R. KING, CFA, Director of Portfolio Management - Mr. King is responsible for a team of portfolio managers who manage all of the Rydex Funds. He joined Rydex Investments in 1996 and was promoted to assistant portfolio manager in 1997. In 1998, he became a portfolio manager and was promoted in 2001 to senior portfolio manager and currently serves as director of portfolio management. Prior to joining Rydex Investments, Mr. King worked as a registered representative at DMG Securities. He holds a degree in finance from the University of Maryland. Mr. King has co-managed each Fund since its inception except for the Nova, Inverse S&P 500 Strategy, Government Long Bond 1.2x Strategy, Inverse Government Long Bond Strategy and U.S. Government Money Market Fund, which he has co-managed since he was promoted to assistant portfolio manager in 1997.

MICHAEL J. DELLAPA, CFA, Director of Investment Research - Mr. Dellapa joined Rydex Investments in 2000 as a Research Analyst and was promoted to portfolio manager in 2003. During his tenure as a portfolio manager, he had direct oversight for the Russell 2000(R) 1.5x Strategy, Healthcare, Biotechnology, and Consumer Products Funds, all of which are offered in a separate prospectus. In 2005, Mr. Dellapa became Director of Investment Research. Since joining Rydex Investments, Mr. Dellapa has played a key role in developing

                                [GRAPHIC OMITTED]

86

research processes and systems to enhance current funds and develop new investment products. Prior to joining Rydex Investments, he worked as an equity analyst for Invista Capital and systems analyst for Accenture. He holds an engineering degree from the University of Maryland and MBA from the University of Chicago. Previously, he was owner/consultant of Dellapa Consulting Inc. as well as a senior consultant and an analyst at Andersen Consulting. Mr. Dellapa has co-managed each Fund since September 2005.

Mr. Dellapa oversees the research and creation of the processes used to select investments. Mr. King oversees the day-to-day details of the portfolio management of all of the Rydex Funds. Mr. Byrum generally oversees all aspects of the management of all the Rydex Funds and reviews the activities of Messrs. King and Dellapa, as well as other aspects of the investment management portfolio department.

Additional information about the portfolio managers' compensation, other accounts managed by the portfolio managers, and the portfolio managers' ownership of securities in the Funds is available in the SAI.

                                [GRAPHIC OMITTED]

                                                                   PROSPECTUS 87

--------------------------------------------------------------------------------

THIS PAGE INTENTIONALLY LEFT BLANK.

                                [GRAPHIC OMITTED]

88


FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

The financial highlights tables are intended to help you understand the Funds' financial performance for the past 5 years (or, if shorter, the period of operations of the Funds' Advisor Class Shares or H-Class Shares). Certain information reflects financial results for a single share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in a Fund (assuming reinvestment of all dividends and distributions). The information provided below for the period ending March 31, 2007 has been audited by

                                                     NET REALIZED     NET INCREASE
                           NET ASSET       NET           AND           (DECREASE)      DISTRIBUTIONS   DISTRIBUTIONS
                             VALUE,    INVESTMENT     UNREALIZED      IN NET ASSET        FROM NET        FROM NET
                           BEGINNING     INCOME     GAINS (LOSSES)   VALUE RESULTING     INVESTMENT       REALIZED
YEAR ENDED                 OF PERIOD    (LOSS)+     ON INVESTMENTS   FROM OPERATIONS       INCOME          GAINS
--------------------------------------------------------------------------------------------------------------------
NOVA FUND ADVISOR CLASS
   MARCH 31, 2007            $27.73      $(.28)         $ 4.00           $ 3.72           $(2.01)          $  --
   March 31, 2006             25.08       (.25)           3.75             3.50             (.85)             --
   March 31, 2005             23.42       (.23)           1.89             1.66               --              --
   March 31, 2004             15.17       (.05)           8.30             8.25               --              --
   March 31, 2003             25.11       (.03)          (9.91)           (9.94)              --              --

S&P 500 FUND H-CLASS
   MARCH 31, 2007*            25.00        .30            2.52             2.82             (.11)           (.40)

INVERSE S&P 500 STRATEGY FUND (FORMERLY, INVERSE S&P 500 FUND) ADVISOR CLASS
   MARCH 31, 2007              7.71       (.07)           (.22)            (.29)            (.22)             --
   March 31, 2006              8.36       (.08)           (.45)            (.53)            (.12)             --
   March 31, 2005              8.87       (.08)           (.43)            (.51)              --              --
   March 31, 2004             12.70       (.09)          (3.34)           (3.43)              --            (.40)
   March 31, 2003             10.22       (.06)           2.61             2.55             (.07)             --

OTC FUND ADVISOR CLASS
   MARCH 31, 2007             10.90       (.11)            .47              .36               --              --
   March 31, 2006              9.60       (.10)           1.44             1.34             (.04)             --
   March 31, 2005              9.46       (.02)            .16              .14               --              --
   March 31, 2004              6.85       (.13)           2.74             2.61               --              --
   March 31, 2003              9.97       (.11)          (3.01)           (3.12)              --              --

INVERSE OTC STRATEGY FUND (FORMERLY, INVERSE OTC FUND) ADVISOR CLASS
   MARCH 31, 2007             21.51       (.22)            .55              .33             (.56)             --
   March 31, 2006             24.34       (.22)          (2.28)           (2.50)            (.33)             --
   March 31, 2005             25.60       (.24)          (1.02)           (1.26)              --              --
   March 31, 2004*            29.97       (.16)          (4.21)           (4.37)              --              --

MID-CAP 1.5X STRATEGY FUND (FORMERLY, MID-CAP ADVANTAGE FUND) H-CLASS
   MARCH 31, 2007             40.17        .06            2.72             2.78               --           (1.37)
   March 31, 2006             31.86         --            8.69             8.69               --            (.38)
   March 31, 2005             28.30       (.06)           3.62             3.56               --              --
   March 31, 2004             16.04       (.14)          12.40            12.26               --              --
   March 31, 2003             26.08       (.07)          (9.86)           (9.93)            (.11)             --

  * SINCE THE COMMENCEMENT OF OPERATIONS: AUGUST 1, 2003 -- INVERSE OTC STRATEGY FUND ADVISOR CLASS; MAY 31, 2006 -- S&P 500 FUND H-CLASS.

 **   ANNUALIZED

  +   CALCULATED USING THE AVERAGE DAILY SHARES OUTSTANDING FOR THE YEAR.

 ++ RATIOS TO AVERAGE NET ASSETS INCLUDE EXPENSES OF THE CORRESPONDING MASTER PORTFOLIO.

+++   TOTAL INVESTMENT RETURN HAS NOT BEEN ANNUALIZED.

SS.   PORTFOLIO TURNOVER RATE CORRESPONDS TO THE MASTER PORTFOLIO FOR THE NOVA
      FUND.

                                [GRAPHIC OMITTED]

                                                                   PROSPECTUS 89

Ernst & Young LLP, whose report, along with the financial statements and related notes, appear in the Funds' 2007 Annual Report. The information for each of the periods through March 31, 2006 was audited by a predecessor independent registered public accounting firm. The 2007 Annual Report is available by telephoning the transfer agent at 800.820.0888 or 301.296.5100. The 2007 Annual Report is incorporated by reference in the SAI.

                                                                                    RATIOS TO
                                                                                AVERAGE NET ASSETS:
                                                                         ---------------------------------
                                           NET        NET                                                                  NET
                                         INCREASE    ASSET                                       NET                      ASSETS,
                                      (DECREASE) IN  VALUE,    TOTAL                          INVESTMENT    PORTFOLIO     END OF
                           TOTAL        NET ASSET    END OF  INVESTMENT    TOTAL      NET       INCOME       TURNOVER  PERIOD (000'S
YEAR ENDED             DISTRIBUTIONS      VALUE      PERIOD   RETURN+++  EXPENSES  EXPENSES     (LOSS)         RATE      OMITTED)
------------------------------------------------------------------------------------------------------------------------------------
NOVA FUND ADVISOR CLASS
   MARCH 31, 2007         $(2.01)        $  1.71     $29.44    13.41%     1.75%++   1.75%++     0.73%##       144%SS.     $36,441
   March 31, 2006           (.85)           2.65      27.73    14.07%     1.85%++   1.74%++    (0.96)%##      192%SS.      41,002
   March 31, 2005             --            1.66      25.08     7.09%     1.71%++   1.71%++    (0.94)%##      388%SS.      52,642
   March 31, 2004             --            8.25      23.42    54.42%     1.74%++   1.74%++    (0.24)%##      540%SS.      46,405
   March 31, 2003             --           (9.94)     15.17   (39.59)%    1.77%++   1.77%++    (0.17)%##      603%SS.      27,130

S&P 500 FUND H-CLASS
   MARCH 31, 2007*          (.51)           2.31      27.31    11.29%     1.54%**   1.54%**     1.33%**       119%          6,374

INVERSE S&P 500 STRATEGY FUND (FORMERLY, INVERSE S&P 500 FUND) ADVISOR CLASS
   MARCH 31, 2007           (.22)           (.51)      7.20    (3.67)%    1.87%++   1.87%++     3.34%##        --          22,712
   March 31, 2006           (.12)           (.65)      7.71    (6.32)%    1.91%++   1.88%++    (0.95)%##       --          45,332
   March 31, 2005             --            (.51)      8.36    (5.75)%    1.88%++   1.88%++    (0.96)%##       --          40,964
   March 31, 2004           (.40)          (3.83)      8.87   (27.19)%    1.87%++   1.87%++    (0.86)%##       --          45,073
   March 31, 2003           (.07)           2.48      12.70    24.95%     1.89%++   1.89%++    (0.45)%##       --          39,686

OTC FUND ADVISOR CLASS
   MARCH 31, 2007             --             .36      11.26     3.30%     1.73%     1.73%      (1.07)%         71%          9,349
   March 31, 2006           (.04)           1.30      10.90    13.92%     1.70%     1.70%      (1.00)%        122%         27,832
   March 31, 2005             --             .14       9.60     1.48%     1.69%     1.69%      (0.25)%        132%         19,887
   March 31, 2004             --            2.61       9.46    38.10%     1.71%     1.71%      (1.47)%        139%         57,535
   March 31, 2003             --           (3.12)      6.85   (31.29)%    1.76%     1.76%      (1.56)%        180%         43,839

INVERSE OTC STRATEGY FUND (FORMERLY, INVERSE OTC FUND) ADVISOR CLASS
   MARCH 31, 2007           (.56)           (.23)     21.28     1.56%     1.90%++   1.90%++     3.29%##        --          11,436
   March 31, 2006           (.33)          (2.83)     21.51   (10.27)%    1.89%++   1.89%++    (0.96)%##       --          10,390
   March 31, 2005             --           (1.26)     24.34    (4.92)%    1.88%++   1.88%++    (0.96)%##       --          17,059
   March 31, 2004*            --           (4.37)     25.60   (14.58)%    1.90%**++ 1.90%**++  (0.97)%**##     --          17,975

MID-CAP 1.5X STRATEGY FUND (FORMERLY, MID-CAP ADVANTAGE FUND) H-CLASS
   MARCH 31, 2007          (1.37)           1.41      41.58     7.08%     1.67%     1.67%       0.16%         296%         24,918
   March 31, 2006           (.38)           8.31      40.17    27.36%     1.90%     1.64%       0.01%         528%         50,883
   March 31, 2005             --            3.56      31.86    12.58%     1.62%     1.62%      (0.21)%        669%         59,274
   March 31, 2004             --           12.26      28.30    76.43%     1.66%     1.66%      (0.56)%      1,239%         68,193
   March 31, 2003           (.11)         (10.04)     16.04   (38.11)%    1.69%     1.69%      (0.32)%      2,322%         14,634

## NET INVESTMENT/INCOME LOSS RATIOS FOR MARCH 31, 2007 INCLUDE THE NET INVESTMENT INCOME/LOSS OF THE CORRESPONDING MASTER PORTFOLIO. RATIOS FROM PREVIOUS YEARS DO NOT INCLUDE THESE AMOUNTS, HOWEVER, THEY MAY BE FOUND IN THE FINANCIAL HIGHLIGHTS TABLE OF THE CORRESPONDING MASTER PORTFOLIOS ON PAGE 158 OF THE 2007 ANNUAL REPORT TO SHAREHOLDERS, WHICH IS AVAILABLE UPON REQUEST BY TELEPHONING THE TRANSFER AGENT AT 800.820.0888.

                                [GRAPHIC OMITTED]

90

FINANCIAL HIGHLIGHTS (CONTINUED)
--------------------------------------------------------------------------------

                                                     NET REALIZED     NET INCREASE
                           NET ASSET       NET           AND           (DECREASE)      DISTRIBUTIONS   DISTRIBUTIONS
                             VALUE,    INVESTMENT     UNREALIZED      IN NET ASSET        FROM NET        FROM NET
                           BEGINNING     INCOME     GAINS (LOSSES)   VALUE RESULTING     INVESTMENT       REALIZED
YEAR ENDED                 OF PERIOD    (LOSS)+     ON INVESTMENTS   FROM OPERATIONS       INCOME          GAINS
--------------------------------------------------------------------------------------------------------------------
INVERSE MID-CAP STRATEGY FUND (FORMERLY, INVERSE MID-CAP FUND) H-CLASS
   MARCH 31, 2007            $37.04      $ 1.35         $(1.82)          $ (.47)          $(2.79)        $    --
   March 31, 2006             44.01         .83          (7.15)           (6.32)            (.65)             --
   March 31, 2005             49.01         .18          (5.18)           (5.00)              --              --
   March 31, 2004*            50.00        (.05)          (.94)            (.99)              --              --

RUSSELL 2000(R) 1.5X STRATEGY FUND (FORMERLY, RUSSELL 2000(R) ADVANTAGE FUND) H-CLASS
   MARCH 31, 2007             37.32         .10           1.23             1.33               --           (1.43)
   March 31, 2006             27.51         .03           9.78             9.81               --              --
   March 31, 2005             26.22        (.07)          1.52             1.45               --            (.16)
   March 31, 2004             12.94        (.14)         13.42            13.28               --              --
   March 31, 2003             22.61        (.03)         (9.60)           (9.63)              --            (.04)

RUSSELL 2000(R) FUND H-CLASS
   MARCH 31, 2007*            25.00         .34           2.44             2.78             (.14)             --

INVERSE RUSSELL 2000(R) STRATEGY FUND (FORMERLY, INVERSE RUSSELL 2000(R) FUND) H-CLASS
   MARCH 31, 2007             36.98        1.36          (1.63)            (.27)           (1.69)             --
   March 31, 2006             46.09         .91          (9.30)           (8.39)            (.72)             --
   March 31, 2005             48.80         .04          (2.75)           (2.71)              --              --
   March 31, 2004*            50.00        (.04)         (1.16)           (1.20)              --              --

EUROPE 1.25X STRATEGY FUND (FORMERLY, EUROPE ADVANTAGE FUND) H-CLASS
   MARCH 31, 2007             20.06         .59           3.61             4.20             (.12)             --
   March 31, 2006             17.13         .22           3.03             3.25               --            (.32)
   March 31, 2005             14.98         .05           2.58             2.63             (.47)           (.01)
   March 31, 2004              9.88       (1.65)          7.46             5.81               --            (.71)
   March 31, 2003             15.30        (.02)         (5.40)           (5.42)              --              --

JAPAN 1.25X STRATEGY FUND (FORMERLY, JAPAN ADVANTAGE FUND) H-CLASS
   MARCH 31, 2007             40.64        1.08          (1.68)            (.60)           (1.28)         (14.79)
   March 31, 2006             29.22         .76          10.66            11.42               --              --
   March 31, 2005             34.60        (.05)         (3.84)           (3.89)            (.56)           (.93)
   March 31, 2004             19.05        (.40)         16.19            15.79               --            (.24)
   March 31, 2003++           27.27        (.03)         (8.19)           (8.22)              --              --

  * SINCE THE COMMENCEMENT OF OPERATIONS: FEBRUARY 20, 2004--INVERSE MID-CAP STRATEGY FUND H-CLASS AND INVERSE RUSSELL 2000(R) STRATEGY FUND H-CLASS; MAY 31, 2006--RUSSELL 2000(R) FUND H-CLASS.

 **   ANNUALIZED

  +   CALCULATED USING THE AVERAGE DAILY SHARES OUTSTANDING FOR THE YEAR.

 ++ PER SHARE AMOUNTS FOR THE YEAR ENDED MARCH 31, 2003 HAVE BEEN RESTATED TO REFLECT A 1:3 REVERSE STOCK SPLIT EFFECTIVE APRIL 21, 2003.

+++   TOTAL INVESTMENT RETURN HAS NOT BEEN ANNUALIZED.

                                [GRAPHIC OMITTED]

                                                                   PROSPECTUS 91

                                                                                RATIOS TO
                                                                           AVERAGE NET ASSETS:
                                                                ------------------------------------------
                                           NET          NET
                                         INCREASE      ASSET                                        NET                 NET ASSETS,
                                      (DECREASE) IN    VALUE,     TOTAL                         INVESTMENT  PORTFOLIO     END OF
                           TOTAL        NET ASSET      END OF   INVESTMENT    TOTAL      NET      INCOME     TURNOVER  PERIOD (000'S
YEAR ENDED             DISTRIBUTIONS      VALUE        PERIOD    RETURN+++  EXPENSES  EXPENSES    (LOSS)       RATE      OMITTED)
------------------------------------------------------------------------------------------------------------------------------------
INVERSE MID-CAP STRATEGY FUND (FORMERLY, INVERSE MID-CAP FUND) H-CLASS
   MARCH 31, 2007         $ (2.79)       $ (3.26)      $33.78     (1.38)%    1.66%     1.66%      3.51%         --       $ 15,531
   March 31, 2006            (.65)         (6.97)       37.04    (14.42)%    1.64%     1.64%      2.01%         --         18,475
   March 31, 2005              --          (5.00)       44.01    (10.20)%    1.60%     1.60%      0.39%         --         30,073
   March 31, 2004*             --           (.99)       49.01     (1.98)%    1.54%**   1.54%**   (0.74)%**      --          2,678

RUSSELL 2000(R) 1.5X STRATEGY FUND (FORMERLY, RUSSELL 2000(R) ADVANTAGE FUND) H-CLASS
   MARCH 31, 2007           (1.43)          (.10)       37.22      3.57%     1.66%     1.66%      0.27%        179%        42,861
   March 31, 2006              --           9.81        37.32     35.66%     2.05%     1.64%      0.10%        441%       170,698
   March 31, 2005            (.16)          1.29        27.51      5.52%     1.62%     1.62%     (0.26)%       501%        68,084
   March 31, 2004              --          13.28        26.22    102.63%     1.66%     1.66%     (0.62)%       965%       174,320
   March 31, 2003            (.04)         (9.67)       12.94    (42.63)%    1.69%     1.69%     (0.20)%       746%        32,101

RUSSELL 2000(R) FUND H-CLASS
   MARCH 31, 2007*           (.14)          2.64        27.64     11.13%     1.52%**   1.52%**    1.55%**      335%        13,248

INVERSE RUSSELL 2000(R) STRATEGY FUND (FORMERLY, INVERSE RUSSELL 2000(R) FUND) H-CLASS
   MARCH 31, 2007           (1.69)         (1.96)       35.02     (0.67)%    1.65%     1.65%      3.56%         --         48,718
   March 31, 2006            (.72)         (9.11)       36.98    (18.36)%    1.65%     1.65%      2.14%         --         52,201
   March 31, 2005              --          (2.71)       46.09     (5.55)%    1.63%     1.63%      0.09%         --         46,832
   March 31, 2004*             --          (1.20)       48.80     (2.40)%    1.54%**   1.54%**   (0.72)%**      --          5,054

EUROPE 1.25X STRATEGY FUND (FORMERLY, EUROPE ADVANTAGE FUND) H-CLASS
   MARCH 31, 2007            (.12)          4.08        24.14     20.95%     1.66%     1.66%      2.63%        373%        57,887
   March 31, 2006            (.32)          2.93        20.06     19.17%     1.64%     1.63%      1.21%        454%        46,066
   March 31, 2005            (.48)          2.15        17.13     17.49%     1.61%     1.61%      0.28%         --         62,957
   March 31, 2004            (.71)          5.10        14.98     58.72%     1.73%     1.73%    (11.25)%        --         35,914
   March 31, 2003              --          (5.42)        9.88    (35.42)%    1.68%     1.68%     (0.13)%        --          4,698

JAPAN 1.25X STRATEGY FUND (FORMERLY, JAPAN ADVANTAGE FUND) H-CLASS
   MARCH 31, 2007          (16.07)        (16.67)       23.97      0.08%     1.66%     1.66%      3.21%         --         50,265
   March 31, 2006              --          11.42        40.64     39.08%     1.67%     1.66%      2.19%         --        111,896
   March 31, 2005           (1.49)         (5.38)       29.22    (11.25)%    1.63%     1.63%     (0.17)%        --         34,972
   March 31, 2004            (.24)         15.55        34.60     83.07%     1.66%     1.66%      1.46%         --        177,760
   March 31, 2003++            --          (8.22)       19.05    (30.14)%    1.69%     1.69%     (0.06)%        --          2,683

                                [GRAPHIC OMITTED]

92

FINANCIAL HIGHLIGHTS (CONTINUED)
--------------------------------------------------------------------------------

                                                     NET REALIZED     NET INCREASE
                           NET ASSET       NET           AND           (DECREASE)      DISTRIBUTIONS   DISTRIBUTIONS
                             VALUE,    INVESTMENT     UNREALIZED      IN NET ASSET        FROM NET        FROM NET
                           BEGINNING     INCOME     GAINS (LOSSES)   VALUE RESULTING     INVESTMENT       REALIZED
YEAR ENDED                 OF PERIOD    (LOSS)+     ON INVESTMENTS   FROM OPERATIONS       INCOME          GAINS
--------------------------------------------------------------------------------------------------------------------
GOVERNMENT LONG BOND 1.2X STRATEGY FUND (FORMERLY, GOVERNMENT LONG BOND ADVANTAGE
   FUND) ADVISOR CLASS
   MARCH 31, 2007            $10.50    $ .37            $  .03         $  .40          $ (.36)              $--
   March 31, 2006             11.07      .37              (.57)          (.20)           (.37)               --
   March 31, 2005             11.04      .36               .04            .40            (.37)               --
   March 31, 2004*            10.00      .23              1.04           1.27            (.23)               --

INVERSE GOVERNMENT LONG BOND STRATEGY FUND (FORMERLY, INVERSE GOVERNMENT LONG
   BOND FUND) ADVISOR CLASS
   MARCH 31, 2007             19.43     (.18)              .39            .21            (.63)               --
   March 31, 2006             18.79     (.16)              .80            .64              --                --
   March 31, 2005             19.71     (.17)             (.75)          (.92)             --                --
   March 31, 2004*            22.41     (.13)            (2.57)         (2.70)             --                --

U.S. GOVERNMENT MONEY MARKET FUND ADVISOR CLASS
   MARCH 31, 2007              1.00      .04                --            .04            (.04)               --
   March 31, 2006              1.00      .02                --            .02            (.02)               --
   March 31, 2005              1.00       --SS.SS.          --             --SS.SS.       (--)SS.SS.         --
   March 31, 2004              1.00       --SS.SS.          --             --SS.SS.       (--)SS.SS.         --
   March 31, 2003              1.00       --SS.SS.          --             --SS.SS.       (--)SS.SS.         --

  * SINCE THE COMMENCEMENT OF OPERATIONS: AUGUST 1, 2003 -- GOVERNMENT LONG BOND 1.2X STRATEGY FUND ADVISOR CLASS AND INVERSE GOVERNMENT LONG BOND STRATEGY FUND ADVISOR CLASS.

 **   ANNUALIZED

*** PORTFOLIO TURNOVER RATE CORRESPONDS TO THE MASTER PORTFOLIO FOR THE INVERSE GOVERNMENT LONG BOND STRATEGY FUND.

  +   CALCULATED USING THE AVERAGE DAILY SHARES OUTSTANDING FOR THE YEAR.

 ++ RATIOS TO AVERAGE NET ASSETS INCLUDE EXPENSES OF THE CORRESPONDING MASTER PORTFOLIO.

                                [GRAPHIC OMITTED]

                                                                   PROSPECTUS 93

                                                                                           RATIOS TO
                                                                                      AVERAGE NET ASSETS:
                                                                               --------------------------------
                                                                                                                              NET
                                       NET         NET                                                                       ASSETS,
                                     INCREASE     ASSET                                                 NET                  END OF
                                  (DECREASE) IN  VALUE,    TOTAL                                     INVESTMENT  PORTFOLIO   PERIOD
                        TOTAL       NET ASSET    END OF  INVESTMENT    TOTAL      NET    OPERATING     INCOME     TURNOVER   (000'S
YEAR ENDED          DISTRIBUTIONS     VALUE      PERIOD   RETURN+++  EXPENSES  EXPENSES  EXPENSESSS.   (LOSS)       RATE    OMITTED)
------------------------------------------------------------------------------------------------------------------------------------
GOVERNMENT LONG BOND 1.2X STRATEGY FUND (FORMERLY, GOVERNMENT LONG BOND ADVANTAGE
FUND) ADVISOR CLASS
   MARCH 31, 2007   $ (.36)          $  .04      $10.54     3.86%    1.46%     1.46%      1.46%       3.44%      1,357%     $ 10,815
   March 31, 2006     (.37)            (.57)      10.50    (2.10)%   1.42%     1.42%      1.42%       3.16%      1,451%       21,200
   March 31, 2005     (.37)             .03       11.07     3.75%    1.41%     1.41%      1.41%       3.32%        737%       53,283
   March 31, 2004*    (.23)            1.04       11.04    12.84%    1.45%**   1.45%**    1.45%**     3.21%**    1,143%       46,690

INVERSE GOVERNMENT LONG BOND STRATEGY FUND (FORMERLY, INVERSE GOVERNMENT LONG
BOND FUND) ADVISOR CLASS
   MARCH 31, 2007     (.63)            (.42)      19.01     1.17%    5.47%++   5.47%++    1.86%++     3.18%##      192%***    43,782
   March 31, 2006       --              .64       19.43     3.41%    5.16%++   5.16%++    1.83%++    (0.90)%##     179%***    99,546
   March 31, 2005       --             (.92)      18.79    (4.67)%   5.61%++   5.61%++    1.82%++    (0.90)%##     101%***   232,541
   March 31, 2004*      --            (2.70)      19.71   (12.05)%   6.05%**++ 6.05%**++  1.86%**++  (0.93)%**##   187%***    52,298

U.S. GOVERNMENT MONEY MARKET FUND ADVISOR CLASS
   MARCH 31, 2007     (.04)              --        1.00     3.75%    1.42%     1.42%      1.42%       3.70%         --       204,068
   March 31, 2006     (.02)              --        1.00     2.28%    1.39%     1.39%      1.39%       2.21%         --       151,828
   March 31, 2005      (--)SS.SS.        --        1.00     0.43%    1.38%     1.25%      1.25%       0.39%         --       245,890
   March 31, 2004      (--)SS.SS.        --        1.00     0.01%    1.38%     1.08%      1.08%       0.01%         --       249,599
   March 31, 2003      (--)SS.SS.        --        1.00     0.27%    1.41%     1.37%      1.37%       0.32%         --       187,513

   +++ TOTAL INVESTMENT RETURN HAS NOT BEEN ANNUALIZED.

   SS. OPERATING EXPENSES EXCLUDE INTEREST EXPENSE FROM SECURITIES SOLD SHORT.

SS.SS. LESS THAN $.01 PER SHARE

    ## NET INVESTMENT/INCOME LOSS RATIOS FOR MARCH 31, 2007 INCLUDE THE NET
       INVESTMENT INCOME/LOSS OF THE CORRESPONDING MASTER PORTFOLIO. RATIOS FROM PREVIOUS YEARS DO NOT INCLUDE THESE AMOUNTS, HOWEVER, THEY MAY BE FOUND IN THE FINANCIAL HIGHLIGHTS TABLE OF THE CORRESPONDING MASTER PORTFOLIOS ON PAGE 158 OF THE 2007 ANNUAL REPORT TO SHAREHOLDERS, WHICH IS AVAILABLE UPON REQUEST BY TELEPHONING THE TRANSFER AGENT AT 800.820.0888.

                                [GRAPHIC OMITTED]

94


INDEX PUBLISHERS INFORMATION
--------------------------------------------------------------------------------

STANDARD & POOR'S CORP., NASDAQ, THE FRANK RUSSELL COMPANY, DOW JONES & COMPANY INC., STOXX LIMITED INC., AND THE TOKYO STOCK EXCHANGE (THE "INDEX PUBLISHERS") DO NOT SPONSOR, ENDORSE, SELL OR PROMOTE ANY RYDEX FUND AND MAKE NO REPRESENTATION OR WARRANTY, IMPLIED OR EXPRESS, TO THE INVESTORS IN THE FUNDS, OR ANY MEMBERS OF THE PUBLIC, REGARDING:

      o     THE ADVISABILITY OF INVESTING IN INDEX FUNDS;

      o     THE ABILITY OF ANY INDEX TO TRACK STOCK MARKET PERFORMANCE;

      o THE ACCURACY AND/OR THE COMPLETENESS OF THE AFOREMENTIONED INDICES OR ANY DATA INCLUDED THEREIN;

      o THE RESULTS TO BE OBTAINED BY ANY OF THE FUNDS, THE INVESTORS IN THE FUNDS, OR ANY PERSON OR ENTITY FROM THE USE OF THE INDICES

      OR DATA INCLUDED THEREIN; AND

      o THE MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE FOR USE WITH RESPECT TO THE INDICES OR ANY DATA INCLUDED THEREIN.

      FURTHER, NONE OF THE INDEX PUBLISHERS:

      o     RECOMMEND THAT ANY PERSON INVEST IN THE FUNDS OR ANY OTHER
            SECURITIES;

      o HAVE ANY RESPONSIBILITY OR LIABILITY FOR OR MAKE ANY DECISIONS ABOUT THE TIMING, AMOUNT OR PRICING OF THE FUNDS;

      o HAVE ANY RESPONSIBILITY OR LIABILITY FOR THE ADMINISTRATION, MANAGEMENT OR MARKETING OF THE FUNDS;

      o CONSIDER THE NEEDS OF THE FUNDS OR THE INVESTORS IN THE FUNDS IN DETERMINING, COMPOSING OR CALCULATING THE INDEXES OR HAS ANY OBLIGATION TO DO SO;

      o WILL HAVE ANY LIABILITY IN CONNECTION WITH THE FUNDS OR FOR ANY ERRORS, OMISSIONS OR INTERRUPTIONS IN CONNECTION WITH THE INDEXES OR THE RELATED DATA;

      o WILL BE LIABLE FOR ANY LOST PROFITS OR INDIRECT PUNITIVE, SPECIAL OR CONSEQUENTIAL DAMAGES OR LOSSES, EVEN IF SUCH INDEX PUBLISHER KNOWS THAT THEY MIGHT OCCUR.

"STANDARD & POOR'S(R)," S&P(R)," "S&P 500(R)," "STANDARD & POOR'S 500," "500,"
"STANDARD & POOR'S MIDCAP 400," AND "S&P MIDCAP 400" ARE TRADEMARKS OF THE MCGRAW-HILL COMPANIES, INC. AND CITIGROUP, INC.

DOW JONES, DOW JONES INDUSTRIAL AVERAGE(SM), DJIA(SM), OR OTHER RELEVANT MARKS/NAMES OF THE INDEX ARE SERVICE MARKS OF DOW JONES & COMPANY, INC. DOW JONES HAS NO RELATIONSHIP TO THE RYDEX FUNDS, OTHER THAN THE LICENSING OF THE DOW JONES INDUSTRIAL AVERAGE(SM) (DJIA(SM)) AND ITS SERVICE MARKS FOR USE IN CONNECTION WITH THE FUNDS.

                                [GRAPHIC OMITTED]

                                                                   PROSPECTUS 95

THE RUSSELL 2000(R) INDEX IS A TRADEMARK/SERVICE MARK OF THE FRANK RUSSELL COMPANY. RUSSELL(R) IS A TRADEMARK OF THE FRANK RUSSELL COMPANY. THE RYDEX FUNDS ARE NOT PROMOTED, SPONSORED OR ENDORSED BY, NOR IN ANY WAY AFFILIATED WITH THE FRANK RUSSELL COMPANY. FRANK RUSSELL COMPANY IS NOT RESPONSIBLE FOR AND HAS NOT REVIEWED THE RYDEX FUNDS NOR ANY ASSOCIATED LITERATURE OR PUBLICATIONS AND FRANK RUSSELL COMPANY MAKES NO REPRESENTATION OR WARRANTY, EXPRESS OR IMPLIED, AS TO THE ACCURACY, OR COMPLETENESS, OR OTHERWISE. FRANK RUSSELL COMPANY RESERVES THE RIGHT, AT ANY TIME AND WITHOUT NOTICE, TO ALTER, AMEND, TERMINATE OR IN ANY WAY CHANGE THE RUSSELL INDEXES. FRANK RUSSELL COMPANY HAS NO OBLIGATION TO TAKE THE NEEDS OF ANY PARTICULAR FUND OR ITS PARTICIPANTS OR ANY OTHER PRODUCT OR PERSON INTO CONSIDERATION IN DETERMINING, COMPOSING OR CALCULATING ANY OF THE RUSSELL INDEXES. FRANK RUSSELL COMPANY'S PUBLICATION OF THE RUSSELL INDEXES IN NO WAY SUGGESTS OR IMPLIES AN OPINION BY FRANK RUSSELL COMPANY AS TO THE ATTRACTIVENESS OR APPROPRIATENESS OF INVESTMENT IN ANY OR ALL SECURITIES UPON WHICH THE RUSSELL INDEXES ARE BASED.

FRANK RUSSELL COMPANY MAKES NO REPRESENTATION, WARRANTY, OR GUARANTEE AS TO THE ACCURACY, COMPLETENESS, RELIABILITY, OR OTHERWISE OF THE RUSSELL INDEXES OR ANY DATA INCLUDED IN THE RUSSELL INDEXES. FRANK RUSSELL COMPANY MAKES NO REPRESENTATION, WARRANTY OR GUARANTEE REGARDING THE USE, OR THE RESULTS OF USE, OF THE RUSSELL INDEXES OR ANY DATA INCLUDED THEREIN, OR ANY SECURITY (OR COMBINATION THEREOF COMPRISING THE RUSSELL INDEXES. FRANK RUSSELL COMPANY MAKES NO OTHER EXPRESS OR IMPLIED WARRANTY, AND EXPRESSLY DISCLAIMS ANY WARRANTY, OF ANY KIND, INCLUDING WITHOUT LIMITATION, ANY WARRANTY OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE WITH RESPECT TO THE RUSSELL INDEX(ES) OR ANY DATA OR ANY SECURITY (OR COMBINATION THEREOF) INCLUDED THEREIN.

MORE INFORMATION ABOUT THE INDEX PUBLISHERS IS LOCATED IN THE SAI.

                                [GRAPHIC OMITTED]

96


ADDITIONAL AND MORE DETAILED INFORMATION ABOUT THE FUNDS IS INCLUDED IN THE SAI DATED AUGUST 1, 2007. THE SAI HAS BEEN FILED WITH THE SEC AND IS INCORPORATED BY REFERENCE INTO THIS PROSPECTUS AND, THEREFORE, LEGALLY FORMS A PART OF THIS PROSPECTUS. THE SEC MAINTAINS THE EDGAR DATABASE ON ITS WEB SITE ("HTTP://WWW.SEC.GOV") THAT CONTAINS THE SAI, MATERIAL INCORPORATED BY REFERENCE, AND OTHER INFORMATION REGARDING REGISTRANTS THAT FILE ELECTRONICALLY WITH THE SEC. YOU MAY ALSO REVIEW AND COPY DOCUMENTS AT THE SEC PUBLIC REFERENCE ROOM IN WASHINGTON, D.C. (FOR INFORMATION ON THE OPERATION OF THE PUBLIC REFERENCE ROOM, CALL 202.551.8090). YOU MAY REQUEST DOCUMENTS FROM THE SEC BY MAIL, UPON PAYMENT OF A DUPLICATION FEE, BY WRITING TO: U.S. SECURITIES AND EXCHANGE COMMISSION, PUBLIC REFERENCE SECTION, WASHINGTON, D.C. 20549-0102 OR BY EMAILING THE SEC AT THE FOLLOWING ADDRESS: PUBLICINFO@SEC.GOV.

YOU MAY OBTAIN A COPY OF THE SAI OR THE ANNUAL OR SEMI-ANNUAL REPORTS, WITHOUT CHARGE BY CALLING 800.820.0888 OR 301.296.5100, VISITING THE RYDEX WEB SITE AT WWW.RYDEXINVESTMENTS.COM, OR WRITING TO RYDEX SERIES FUNDS, AT 9601 BLACKWELL ROAD, SUITE 500, ROCKVILLE, MARYLAND 20850. ADDITIONAL INFORMATION ABOUT THE FUNDS' INVESTMENTS IS AVAILABLE IN THE ANNUAL AND SEMI-ANNUAL REPORTS. ALSO, IN THE FUNDS' ANNUAL REPORT, YOU WILL FIND A DISCUSSION OF THE MARKET CONDITIONS AND INVESTMENT STRATEGIES THAT SIGNIFICANTLY AFFECTED THE FUNDS' PERFORMANCE DURING THEIR LAST FISCAL YEAR.

NO ONE HAS BEEN AUTHORIZED TO GIVE ANY INFORMATION OR TO MAKE ANY
REPRESENTATIONS NOT CONTAINED IN THIS PROSPECTUS OR IN THE FUNDS' SAI IN CONNECTION WITH THE OFFERING OF FUND SHARES. DO NOT RELY ON ANY SUCH INFORMATION OR REPRESENTATIONS AS HAVING BEEN AUTHORIZED BY THE FUNDS OR RYDEX INVESTMENTS. THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFERING BY THE FUNDS IN ANY JURISDICTION WHERE SUCH AN OFFERING IS NOT LAWFUL.

THE TRUST'S SEC REGISTRATION NUMBER IS 811-07584.

                                [GRAPHIC OMITTED]

[LOGO] RYDEX INVESTMENTS
             ESSENTIAL FOR MODERN MARKETS(R)

             9601 Blackwell Road o Suite 500 o Rockville, MD 20850
             800.820.0888 o www.rydexinvestments.com

             RSFHA-1-0807x0808

                     ---------------------------------------
                      PLEASE SEE THE RYDEX PRIVACY POLICIES
                             INSIDE THE BACK COVER.
                     ---------------------------------------

                                [GRAPHIC OMITTED]

                                                              RYDEX SERIES FUNDS
                     INVESTOR CLASS AND H-CLASS SHARES PROSPECTUS AUGUST 1, 2007

                                                           DOMESTIC EQUITY FUNDS
                                   NOVA                 INVERSE MID-CAP STRATEGY
                                S&P 500              (FORMERLY, INVERSE MID-CAP)
               INVERSE S&P 500 STRATEGY            RUSSELL 2000(R) 1.5X STRATEGY
            (FORMERLY, INVERSE S&P 500)               (FORMERLY, RUSSELL 2000(R)
                                    OTC                               ADVANTAGE)
                   INVERSE OTC STRATEGY                          RUSSELL 2000(R)
                (FORMERLY, INVERSE OTC)         INVERSE RUSSELL 2000(R) STRATEGY
                  MID-CAP 1.5X STRATEGY       (FORMERLY, INVERSE RUSSELL 2000(R)
          (FORMERLY, MID-CAP ADVANTAGE)

                                                      INTERNATIONAL EQUITY FUNDS
                  EUROPE 1.25X STRATEGY                     JAPAN 1.25X STRATEGY
           (FORMERLY, EUROPE ADVANTAGE)              (FORMERLY, JAPAN ADVANTAGE)

                                                              FIXED INCOME FUNDS
              GOVERNMENT LONG BOND 1.2X                      HIGH YIELD STRATEGY
                               STRATEGY              INVERSE HIGH YIELD STRATEGY
                  (FORMERLY, GOVERNMENT
                   LONG BOND ADVANTAGE)
                INVERSE GOVERNMENT LONG
                          BOND STRATEGY
          (FORMERLY, INVERSE GOVERNMENT
                             LONG BOND)

                                                               MONEY MARKET FUND
                                                    U.S. GOVERNMENT MONEY MARKET


                                                         [LOGO] RYDEXINVESTMENTS
                                                 ESSENTIAL FOR MODERN MARKETS(R)

The U.S. Securities and Exchange Commission has not approved or disapproved the Trust's shares or passed upon the accuracy or adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

                                [GRAPHIC OMITTED]

TABLE OF CONTENTS
--------------------------------------------------------------------------------

DOMESTIC EQUITY FUNDS
   NOVA FUND ..............................................................    2
   S&P 500 FUND ...........................................................    3
   INVERSE S&P 500 STRATEGY FUND ..........................................    4
   OTC FUND ...............................................................    5
   INVERSE OTC STRATEGY FUND ..............................................    6
   MID-CAP 1.5X STRATEGY FUND .............................................    7
   INVERSE MID-CAP STRATEGY FUND ..........................................    8
   RUSSELL 2000(R) 1.5X STRATEGY FUND .....................................    9
   RUSSELL 2000(R) FUND ...................................................   10
   INVERSE RUSSELL 2000(R) STRATEGY FUND ..................................   11
INTERNATIONAL EQUITY FUNDS
   EUROPE 1.25X STRATEGY FUND .............................................   12
   JAPAN 1.25X STRATEGY FUND ..............................................   13
FIXED INCOME FUNDS
   GOVERNMENT LONG BOND 1.2X STRATEGY FUND ................................   14
   INVERSE GOVERNMENT LONG BOND STRATEGY FUND .............................   15
   HIGH YIELD STRATEGY FUND ...............................................   16
   INVERSE HIGH YIELD STRATEGY FUND .......................................   18
MONEY MARKET FUND
   U.S. GOVERNMENT MONEY MARKET FUND ......................................   20
PRINCIPAL RISKS OF INVESTING IN THE FUNDS .................................   21
DESCRIPTIONS OF PRINCIPAL RISKS ...........................................   25
FUND PERFORMANCE ..........................................................   37
FUND FEES AND EXPENSES ....................................................   52
MORE INFORMATION ABOUT THE FUNDS ..........................................   57
BENCHMARKS AND INVESTMENTS ................................................   57
SHAREHOLDER INFORMATION ...................................................   62
TRANSACTION INFORMATION ...................................................   63
BUYING FUND SHARES ........................................................   67
SELLING FUND SHARES .......................................................   71
EXCHANGING FUND SHARES ....................................................   73
RYDEX ACCOUNT POLICIES ....................................................   75
DISTRIBUTION AND SHAREHOLDER SERVICES .....................................   78
DIVIDENDS AND DISTRIBUTIONS ...............................................   79
TAX INFORMATION ...........................................................   82
MANAGEMENT OF THE FUNDS ...................................................   81
FINANCIAL HIGHLIGHTS ......................................................   86
INDEX PUBLISHERS INFORMATION ..............................................   92
ADDITIONAL INFORMATION ....................................................   94

                     ---------------------------------------
                      Please see the Rydex Privacy Policies
                             inside the back cover.
                     ---------------------------------------

                                [GRAPHIC OMITTED]

                                                                    PROSPECTUS 1

                               RYDEX SERIES FUNDS
                              INVESTOR CLASS SHARES
                                 H-CLASS SHARES

            9601 BLACKWELL ROAD, SUITE 500, ROCKVILLE, MARYLAND 20850
             800.820.0888 o 301.296.5100 o WWW.RYDEXINVESTMENTS.COM


--------------------------------------------------------------------------------

DOMESTIC EQUITY FUNDS
INTERNATIONAL EQUITY FUNDS
FIXED INCOME FUNDS
MONEY MARKET FUND

--------------------------------------------------------------------------------

Rydex Series Funds (the "Trust") is a mutual fund complex offering a number of professionally managed investment portfolios (funds) that are grouped into several categories according to each fund's investment strategy. This Prospectus decribes Investor Class Shares and H-Class Shares of the following funds (the "Funds") which are grouped into the following categories:

DOMESTIC EQUITY FUNDS - Nova Fund, S&P 500 Fund, Inverse S&P 500 Strategy Fund, OTC Fund, Inverse OTC Strategy Fund, Mid-Cap 1.5x Strategy Fund, Inverse Mid-Cap Strategy Fund, Russell 2000(R) 1.5x Strategy Fund, Russell 2000(R) Fund and Inverse Russell 2000(R) Strategy Fund

INTERNATIONAL EQUITY FUNDS - Europe 1.25x Strategy Fund and Japan 1.25x Strategy Fund

FIXED INCOME FUNDS - Government Long Bond 1.2x Strategy Fund, Inverse Government Long Bond Strategy Fund, High Yield Strategy Fund and Inverse High Yield Strategy Fund

MONEY MARKET FUND - U.S. Government Money Market Fund

Investor Class and H-Class Shares of the Funds are sold principally to clients of professional money managers ("financial intermediaries") and to investors who take part in certain asset allocation investment programs. Investors may exchange shares of the Funds through your financial intermediary or directly through the Rydex web site - www.rydexinvestments.com - or over the phone.


RISKS OF INVESTING IN THE FUNDS

The value of the Funds may fluctuate. In addition, Fund shares:

      o     MAY DECLINE IN VALUE, AND YOU MAY LOSE MONEY

      o     ARE NOT FEDERALLY INSURED

      o     ARE NOT GUARANTEED BY ANY GOVERNMENT AGENCY

      o     ARE NOT BANK DEPOSITS

      o     ARE NOT GUARANTEED TO ACHIEVE THEIR OBJECTIVES

                                [GRAPHIC OMITTED]

2

NOVA FUND
--------------------------------------------------------------------------------
INVESTOR CLASS (RYNVX)

FUND OBJECTIVE

The Nova Fund seeks to provide investment results that match the performance of a specific benchmark on a daily basis. The Fund's current benchmark is 150% of the performance of the S&P 500(R) Index (the "underlying index").

If the Fund meets its objective, the value of the Fund's shares will tend to increase on a daily basis by 150% of the value of any increase in the underlying index. When the value of the underlying index declines, the value of the Fund's shares should also decrease on a daily basis by 150% of the value of any decrease in the underlying index (E.G., if the underlying index goes down by 5%, the value of the Fund's shares should go down by 7.5% on that day). For more information about the effects of leverage, please see "Understanding Compounding and the Effect of Leverage."

PRINCIPAL INVESTMENT STRATEGY

Unlike a traditional index fund, as its primary investment strategy, the Nova Fund invests to a significant extent in leveraged instruments, such as futures contracts and options on securities, futures contracts, and stock indices, as well as equity securities. The Fund will also enter into swap agreements. Futures and options contracts enable the Nova Fund to pursue its objective without investing directly in the securities included in the underlying index, or in the same proportion that those securities are represented in the underlying index. On a day-to-day basis, to collateralize these futures and options contracts, the Nova Fund holds U.S. Government securities or cash equivalents.

INVESTOR PROFILE

Investors who expect the S&P 500(R) Index to go up and want accelerated investment gains when it does so. These investors must also be willing to bear the risk of equally accelerated losses if the S&P 500(R) Index goes down.


PRINCIPAL RISKS

The Nova Fund is subject to a number of risks that may affect the value of its shares, including:

      o     Active Trading Risk

      o     Depositary Receipt Risk

      o     Derivatives Risk

      o     Early Closing Risk

      o     Large-Capitalization Securities Risk

      o     Leveraging Risk

      o     Market Risk

      o     Non-Diversification Risk

      o     Swap Counterparty Credit Risk

      o     Tracking Error Risk

      o     Trading Halt Risk

Please see "Descriptions of Principal Risks" on page 25 for a discussion of each of the principal risks that apply to the Fund.

                                [GRAPHIC OMITTED]

                                                                    PROSPECTUS 3

S&P 500 FUND
--------------------------------------------------------------------------------
H-CLASS (RYSPX)

FUND OBJECTIVE

The S&P 500 Fund seeks to provide investment results that match the performance of a specific benchmark on a daily basis. The Fund's current benchmark is the S&P 500(R) Index (the "underlying index"). The investment objective of the S&P 500 Fund is non-fundamental and may be changed without shareholder approval.

If the Fund meets its objective, the value of the Fund's shares will tend to increase on a daily basis by the amount of any increase in the value of the underlying index. When the value of the underlying index declines, the value of the Fund's shares should also decrease on a daily basis by the amount of decrease in the value of the underlying index.

PRINCIPAL INVESTMENT STRATEGY

Under normal circumstances, the S&P 500 Fund will invest at least 80% of its net assets plus any borrowings for investment purposes in securities of companies in the underlying index and derivatives thereof. This is a non-fundamental investment policy that can be changed by the Fund upon 60 days' prior notice to shareholders. On a day-to-day basis, the Fund may hold short-term U.S. Government securities or cash equivalents to collateralize its derivative positions.

INVESTOR PROFILE

Investors who expect the S&P 500(R) Index to go up and want investment gains when it does so. These investors must also be willing to bear the risk of equal losses if the S&P 500(R) Index goes down.


PRINCIPAL RISKS

The S&P 500 Fund is subject to a number of risks that may affect the value of its shares, including:

      o     Active Trading Risk

      o     Depositary Receipt Risk

      o     Derivatives Risk

      o     Early Closing Risk

      o     Large-Capitalization Securities Risk

      o     Market Risk

      o     Non-Diversification Risk

      o     Swap Counterparty Credit Risk

      o     Tracking Error Risk

      o     Trading Halt Risk

Please see "Descriptions of Principal Risks" on page 25 for a discussion of each of the principal risks that apply to the Fund.

                                [GRAPHIC OMITTED]

4


INVERSE S&P 500 STRATEGY FUND
(FORMERLY, INVERSE S&P 500 FUND)
--------------------------------------------------------------------------------
INVESTOR CLASS (RYURX)

FUND OBJECTIVE

The Inverse S&P 500 Strategy Fund seeks to provide investment results that will inversely correlate to the performance of the S&P 500(R) Index (the "underlying index").

If the Fund meets its objective, the value of the Fund's shares will tend to increase during times when the value of the underlying index is decreasing. When the value of the underlying index is increasing, however, the value of the Fund's shares should decrease on a daily basis by an inversely proportionate amount (E.G., if the underlying index goes up by 5%, the value of the Fund's shares should go down by 5% on that day).

PRINCIPAL INVESTMENT STRATEGY

Unlike a traditional index fund, the Inverse S&P 500 Strategy Fund's benchmark is to perform exactly opposite the underlying index, and the Fund will not own the securities included in the underlying index. Instead, as its primary investment strategy, the Fund invests to a significant extent in short sales of securities or futures contracts and in options on securities, futures contracts, and stock indices and will enter into swap agreements. On a day-to-day basis, the Fund holds U.S. Government securities or cash equivalents to collateralize its short sales and derivative positions.


INVESTOR PROFILE

Investors who expect the S&P 500(R) Index to go down and want investment gains when it does so. These investors must also be willing to bear the risk of equal losses if the S&P 500(R) Index goes up.


PRINCIPAL RISKS

The Inverse S&P 500 Strategy Fund is subject to a number of risks that may affect the value of its shares, including:

      o     Active Trading Risk

      o     Depositary Receipt Risk

      o     Derivatives Risk

      o     Early Closing Risk

      o     Large-Capitalization Securities Risk

      o     Market Risk

      o     Non-Diversification Risk

      o     Short Sales Risk

      o     Swap Counterparty Credit Risk

      o     Tracking Error Risk

      o     Trading Halt Risk

Please see "Descriptions of Principal Risks" on page 25 for a discussion of each of the principal risks that apply to the Fund.

                                [GRAPHIC OMITTED]

                                                                    PROSPECTUS 5

OTC FUND
--------------------------------------------------------------------------------
INVESTOR CLASS (RYOCX)

FUND OBJECTIVE

The OTC Fund seeks to provide investment results that correspond to a benchmark for over-the-counter securities. The Fund's current benchmark is the Nasdaq 100 Index(R) (the "underlying index").

If the Fund meets its objective, the value of the Fund's shares should increase on a daily basis by the amount of any increase in the value of the underlying index. However, when the value of the underlying index declines, the value of the Fund's shares should also decrease on a daily basis by the amount of the decrease in value of the underlying index.

PRINCIPAL INVESTMENT STRATEGY

The OTC Fund invests principally in securities of companies included in the underlying index. It also may invest in other instruments whose performance is expected to correspond to that of the underlying index, and may engage in futures and options transactions and enter into swap agreements. On a day-to-day basis, the Fund may also hold U.S. Government securities or cash equivalents to collateralize its derivative position.

INVESTOR PROFILE

Investors who expect the Nasdaq 100 Index(R) to go up and want investment gains when it does so. These investors must also be willing to bear the risk of equal losses if the Nasdaq 100 Index(R) goes down.


PRINCIPAL RISKS

The OTC Fund is subject to a number of risks that may affect the value of its shares, including:

      o     Active Trading Risk

      o     Depositary Receipt Risk

      o     Derivatives Risk

      o     Early Closing Risk

      o     Industry Concentration Risk

      o     Market Risk

      o     Mid-Capitalization Securities Risk

      o     Non-Diversification Risk

      o     Swap Counterparty Credit Risk

      o     Technology Sector Concentration Risk

      o     Tracking Error Risk

      o     Trading Halt Risk

Please see "Descriptions of Principal Risks" on page 25 for a discussion of each of the principal risks that apply to the Fund.

                                [GRAPHIC OMITTED]

6


INVERSE OTC STRATEGY FUND
(FORMERLY, INVERSE OTC FUND)
--------------------------------------------------------------------------------
INVESTOR CLASS (RYAIX)

FUND OBJECTIVE

The Inverse OTC Strategy Fund seeks to provide investment results that will match the performance of a specific benchmark. The Fund's current benchmark is the inverse of the performance of the Nasdaq 100 Index(R) (the "underlying index"). The investment objective of Fund is non-fundamental and may be changed without shareholder approval.

If the Fund meets its objective, the value of the Fund's shares will tend to increase during times when the value of the underlying index is decreasing. When the value of the underlying index is increasing, however, the value of the Fund's shares should decrease on a daily basis by an inversely proportionate amount (E.G., if the underlying index goes up by 5%, the value of the Fund's shares should go down by 5% on that day).

PRINCIPAL INVESTMENT STRATEGY

Unlike a traditional index fund, the Inverse OTC Strategy Fund's objective is to perform exactly the opposite of the underlying index, and the Fund will not own the securities included in the underlying index. Instead, as its primary investment strategy, the Fund invests to a significant extent in short sales of securities or futures contracts and in options on securities, futures contracts, and stock indices and also will enter into swap agreements. On a day-to-day basis, the Fund holds U.S. Government securities or cash equivalents to collateralize its short sales and derivative positions.


INVESTOR PROFILE

Investors who expect the Nasdaq 100 Index(R) to go down and want investment gains when it does so. These investors must also be willing to bear the risk of equal losses if the Nasdaq 100 Index(R) goes up.

PRINCIPAL RISKS


The Inverse OTC Strategy Fund is subject to a number of risks that may affect the value of its shares, including:

      o     Active Trading Risk

      o     Depositary Receipt Risk

      o     Derivatives Risk

      o     Early Closing Risk

      o     Industry Concentration Risk

      o     Market Risk

      o     Mid-Capitalization Securities Risk

      o     Non-Diversification Risk

      o     Short Sales Risk

      o     Swap Counterparty Credit Risk

      o     Technology Sector Concentration Risk

      o     Tracking Error Risk

      o     Trading Halt Risk

Please see "Descriptions of Principal Risks" on page 25 for a discussion of each of the principal risks that apply to the Fund.

                                [GRAPHIC OMITTED]

                                                                    PROSPECTUS 7


MID-CAP 1.5X STRATEGY FUND
(FORMERLY, MID-CAP ADVANTAGE FUND)
--------------------------------------------------------------------------------
H-CLASS (RYMDX)

FUND OBJECTIVE

The Mid-Cap 1.5x Strategy Fund seeks to provide investment results that correlate to the performance of a specific benchmark for mid-cap securities. The Fund's current benchmark is the S&P MidCap 400(R) Index (the "underlying index"). The investment objective of the Fund is non-fundamental and may be changed without shareholder approval.

If the Fund meets its objective, the value of the Fund's shares will tend to increase during times when the performance of its benchmark is increasing. When the value of its benchmark is decreasing, the value of the Fund's shares will tend to decrease.

PRINCIPAL INVESTMENT STRATEGY

The Mid-Cap 1.5x Strategy Fund invests principally in securities of companies included in the underlying index and in leveraged instruments, such as equity swap agreements, futures contracts and options on securities, futures contracts, and stock indices. Swap agreements and futures and options contracts, if used properly, may enable the Fund to meet its objective by increasing the Fund's exposure to the securities included in its benchmark or to securities whose performance is highly correlated to its benchmark. Rydex Investments (the "Advisor") will attempt to consistently apply leverage to increase the Fund's exposure to 150% of its benchmark. The Fund holds U.S. Government securities or cash equivalents to collateralize these futures and options contracts. For more information about the effects of leverage, please see "Understanding Compounding and the Effect of Leverage."


INVESTOR PROFILE

Investors who expect the S&P MidCap 400(R) Index to go up and want accelerated investment gains when it does so. These investors must also be willing to bear the risk of equally accelerated losses if the S&P MidCap 400(R) Index goes down.

PRINCIPAL RISKS


The Mid-Cap 1.5x Strategy Fund is subject to a number of risks that may affect the value of its shares, including:

      o     Active Trading Risk

      o     Depositary Receipt Risk

      o     Derivatives Risk

      o     Early Closing Risk

      o     Leveraging Risk

      o     Market Risk

      o     Mid-Capitalization Securities Risk

      o     Non-Diversification Risk

      o     Swap Counterparty Credit Risk

      o     Tracking Error Risk

      o     Trading Halt Risk

Please see "Descriptions of Principal Risks" on page 25 for a discussion of each of the principal risks that apply to the Fund.

                                [GRAPHIC OMITTED]

8


INVERSE MID-CAP STRATEGY FUND
(FORMERLY, INVERSE MID-CAP FUND)
--------------------------------------------------------------------------------
H-CLASS (RYMHX)

FUND OBJECTIVE

The Inverse Mid-Cap Strategy Fund seeks to provide investment results that will match the performance of a specific benchmark. The Fund's current benchmark is the inverse of the performance of the S&P MidCap 400(R) Index (the "underlying index"). The investment objective of the Fund is non-fundamental and may be changed without shareholder approval.

If the Fund meets its objectives, the value of the Fund's shares will tend to increase during times when the value of the underlying index is decreasing. When the value of the underlying index is increasing, however, the value of the Fund's shares should decrease on a daily basis by an inversely proportionate amount (E.G., if the index goes up by 5%, the value of the Fund's shares should go down by 5% on that day).

PRINCIPAL INVESTMENT STRATEGY

Unlike a traditional index fund, the Inverse Mid-Cap Strategy Fund's objective is to perform exactly the opposite of the underlying index, and the Fund will not own the securities included in the underlying index. Instead, as its primary investment strategy, the Fund engages in short sales of securities included in the underlying index or futures contracts and may invest to a significant extent in derivatives and other instruments whose performance is expected to be the opposite of the underlying index, such as options on securities, futures contracts, and securities indices and swap agreements. On a day-to-day basis, the Fund may hold short-term U.S. Government securities to collateralize its short sales and derivative positions.


INVESTOR PROFILE

Investors who expect the S&P MidCap 400(R) Index to go down and want investment gains when it does so. These investors must also be willing to bear the risk of equal losses if the S&P MidCap 400(R) Index goes up.

PRINCIPAL RISKS


The Inverse Mid-Cap Strategy Fund is subject to a number of risks that may affect the value of its shares, including:

      o     Active Trading Risk

      o     Depositary Receipt Risk

      o     Derivatives Risk

      o     Early Closing Risk

      o     Market Risk

      o     Mid-Capitalization Securities Risk

      o     Non-Diversification Risk

      o     Short Sales Risk

      o     Swap Counterparty Credit Risk

      o     Tracking Error Risk

      o     Trading Halt Risk

Please see "Descriptions of Principal Risks" on page 25 for a discussion of each of the principal risks that apply to the Fund.

                                [GRAPHIC OMITTED]

                                                                    PROSPECTUS 9


RUSSELL 2000(R) 1.5X STRATEGY FUND
(FORMERLY, RUSSELL 2000(R) ADVANTAGE FUND)
--------------------------------------------------------------------------------
H-CLASS (RYMKX)

FUND OBJECTIVE

The Russell 2000(R) 1.5x Strategy Fund seeks to provide investment results that correlate to the performance of a specific benchmark for small-cap securities. The Fund's current benchmark is the Russell 2000(R) Index (the "underlying index"). The investment objective of the Fund is non-fundamental and may be changed without shareholder approval.

If the Fund meets its objective, the value of the Fund's shares will tend to increase during times when the performance of its benchmark is increasing. When the value of its benchmark is decreasing, the value of the Fund's shares will tend to decrease.

PRINCIPAL INVESTMENT STRATEGY

The Russell 2000(R) 1.5x Strategy Fund invests principally in securities of companies included in the underlying index and in leveraged instruments, such as equity swap agreements, futures contracts and options on securities, futures contracts, and stock indices. Swap agreements and futures and options contracts, if used properly, may enable the Fund to meet its objective by increasing the Fund's exposure to the securities included in its benchmark or to securities whose performance is highly correlated to its benchmark. The Advisor will attempt to consistently apply leverage to increase the Fund's exposure to 150% of its benchmark. The Fund holds U.S. Government securities or cash equivalents to collateralize these futures and options contracts. For more information about the effects of leverage, please see "Understanding Compounding and the Effect of Leverage."


INVESTOR PROFILE

Investors who expect the Russell 2000(R) Index to go up and want accelerated investment gains when it does so. These investors must also be willing to bear the risk of equally accelerated losses if the Russell 2000(R) Index goes down.

PRINCIPAL RISKS


The Russell 2000(R) 1.5x Strategy Fund is subject to a number of risks that may affect the value of its shares, including:

      o     Active Trading Risk

      o     Depositary Receipt Risk

      o     Derivatives Risk

      o     Early Closing Risk

      o     Leveraging Risk

      o     Market Risk

      o     Non-Diversification Risk

      o     Small-Capitalization Securities Risk

      o     Swap Counterparty Credit Risk

      o     Tracking Error Risk

      o     Trading Halt Risk

Please see "Descriptions of Principal Risks" on page 25 for a discussion of each of the principal risks that apply to the Fund.

                                [GRAPHIC OMITTED]

10

RUSSELL 2000(R) FUND
--------------------------------------------------------------------------------
H-CLASS (RYRHX)

FUND OBJECTIVE

The Russell 2000(R) Fund seeks to provide investment results that match the performance of a specific benchmark on a daily basis. The Fund's current benchmark is the Russell 2000(R) Index (the "underlying index"). The investment objective of the Fund is non-fundamental and may be changed without shareholder approval.

If the Fund meets its objective, the value of the Fund's shares will tend to increase on a daily basis by the amount of any increase in value of the underlying index. When the value of the underlying index declines, the value of the Fund's shares should also decrease on a daily basis by the amount of decrease in the value of the underlying index.

PRINCIPAL INVESTMENT STRATEGY

Under normal circumstances, the Russell 2000(R) Fund will invest at least 80% of its net assets plus any borrowings for investment purposes in securities of companies in the underlying index and derivatives thereof. This is a non-fundamental investment policy that can be changed by the Fund upon 60 days' prior notice to shareholders. On a day-to-day basis, the Fund may hold short-term U.S. Government securities or cash equivalents to collateralize its derivative positions.

INVESTOR PROFILE

Investors who expect the Russell 2000(R) Index to go up and want investment gains when it does so. These investors must also be willing to bear the risk of equal losses if the Russell 2000(R) Index goes down.


PRINCIPAL RISKS

The Russell 2000(R) Fund is subject to a number of risks that may affect the value of its shares, including:

      o     Active Trading Risk

      o     Depositary Receipt Risk

      o     Derivatives Risk

      o     Early Closing Risk

      o     Market Risk

      o     Non-Diversification Risk

      o     Small-Capitalization Securities Risk

      o     Swap Counterparty Credit Risk

      o     Tracking Error Risk

      o     Trading Halt Risk

Please see "Descriptions of Principal Risks" on page 25 for a discussion of each of the principal risks that apply to the Fund.

                                [GRAPHIC OMITTED]

                                                                   PROSPECTUS 11


INVERSE RUSSELL 2000(R) STRATEGY FUND
(INVERSE RUSSELL 2000(R) FUND)
--------------------------------------------------------------------------------
H-CLASS (RYSHX)

FUND OBJECTIVE

The Inverse Russell 2000(R) Strategy Fund seeks to provide investment results that will match the performance of a specific benchmark. The Fund's current benchmark is the inverse of the performance of the Russell 2000(R) Index (the "underlying index"). The investment objective of the Fund is non-fundamental and may be changed without shareholder approval.

If the Fund meets its objectives, the value of the Fund's shares will tend to increase during times when the value of the underlying index is decreasing. When the value of the underlying index is increasing, however, the value of the Fund's shares should decrease on a daily basis by an inversely proportionate amount (E.G., if the index goes up by 5%, the value of the Fund's shares should go down by 5% on that day).

PRINCIPAL INVESTMENT STRATEGY

Unlike a traditional index fund, the Inverse Russell 2000(R) Strategy Fund's objective is to perform exactly the opposite of the underlying index, and the Fund will not own the securities included in the underlying index. Instead, as its primary investment strategy, the Fund engages in short sales of securities included in the underlying index or futures contracts, and will enter into swap agreements. In addition, the Fund may invest to a significant extent in derivatives and other instruments whose performance is expected to be the opposite of the underlying index, such as options on securities, futures contracts, and securities indices and swap agreements. On a day-to-day basis, the Fund may hold short-term U.S. Government securities or cash equivalents to collateralize its short sales and derivative positions.


INVESTOR PROFILE

Investors who expect the Russell 2000(R) Index to go down and want investment gains when it does so. These investors must also be willing to bear the risk of equal losses if the Russell 2000(R) Index goes up.


PRINCIPAL RISKS

The Inverse Russell 2000(R) Strategy Fund is subject to a number of risks that may affect the value of its shares, including:

      o     Active Trading Risk

      o     Depositary Receipt Risk

      o     Derivatives Risk

      o     Early Closing Risk

      o     Market Risk

      o     Non-Diversification Risk

      o     Short Sales Risk

      o     Small-Capitalization Securities Risk

      o     Swap Counterparty Credit Risk

      o     Tracking Error Risk

      o     Trading Halt Risk

Please see "Descriptions of Principal Risks" on page 25 for a discussion of each of the principal risks that apply to the Fund.

                                [GRAPHIC OMITTED]

12


EUROPE 1.25X STRATEGY FUND
(FORMERLY, EUROPE ADVANTAGE FUND)
--------------------------------------------------------------------------------
H-CLASS (RYEUX)

FUND OBJECTIVE

The Europe 1.25x Strategy Fund seeks to provide investment results that correlate to the performance of a specific benchmark. The Fund's current benchmark is the Dow Jones STOXX 50 Index(SM) (the "underlying index"). The investment objective of the Fund is non-fundamental and may be changed without shareholder approval.

If the Fund meets its objective, the value of the Fund's shares will tend to increase during times when the performance of its benchmark is increasing. When the value of its benchmark is decreasing, the value of the Fund's shares will tend to decrease.

PRINCIPAL INVESTMENT STRATEGY

The Europe 1.25x Strategy Fund invests principally in securities of companies included in the underlying index and in leveraged instruments, such as equity swap agreements, futures contracts and options on securities, futures contracts, and stock indices. Futures and options contracts, if used properly, may enable the Fund to meet its objective by increasing the Fund's exposure to the securities included in the underlying index or to securities whose performance is highly correlated to its benchmark. The Advisor will attempt to consistently apply leverage to increase the Fund's exposure to 125% of its benchmark. The Fund holds U.S. Government securities or cash equivalents to collateralize these futures and options contracts. For more information about the effects of leverage, please see "Understanding Compounding and the Effect of Leverage."


INVESTOR PROFILE

Investors who expect the Dow Jones STOXX 50 Index(SM) to go up and want accelerated investment gains when it does so. These investors must also be willing to bear the risk of equally accelerated losses if the Dow Jones STOXX 50 Index(SM) goes down.


PRINCIPAL RISKS

The Europe 1.25x Strategy Fund is subject to a number of risks that may affect the value of its shares, including:

      o     Active Trading Risk

      o     Depositary Receipt Risk

      o     Derivatives Risk

      o     Early Closing Risk

      o     Foreign Currency Risk

      o     Foreign Securities Risk

      o     Geographic Concentration in Europe Risk

      o     Leveraging Risk

      o     Market Risk

      o     Non-Diversification Risk

      o     Swap Counterparty Credit Risk

      o     Tracking Error Risk

      o     Trading Halt Risk

Please see "Descriptions of Principal Risks" on page 25 for a discussion of each of the principal risks that apply to the Fund.

                                [GRAPHIC OMITTED]

                                                                   PROSPECTUS 13


JAPAN 1.25X STRATEGY FUND
(FORMERLY, JAPAN ADVANTAGE FUND)
--------------------------------------------------------------------------------
H-CLASS (RYJPX)

FUND OBJECTIVE

The Japan 1.25x Strategy Fund seeks to provide investment results that correlate to the performance of a specific benchmark. The Fund's current benchmark is the Topix 100 Index (the "underlying index"). The investment objective of the Fund is non-fundamental and may be changed without shareholder approval.

If the Fund meets its objective, the value of the Fund's shares will tend to increase during times when the performance of its benchmark is increasing. When the value of its benchmark is decreasing, the value of the Fund's shares will tend to decrease.

PRINCIPAL INVESTMENT STRATEGY

The Fund invests principally in securities of companies included in the underlying index and in leveraged instruments, such as equity swap agreements, futures contracts and options on securities, futures contracts, and stock indices. Futures and options contracts, if used properly, may enable the Fund to meet its objective by increasing the Fund's exposure to the securities included in the underlying index or to securities whose performance is highly correlated to its benchmark. The Advisor will attempt to consistently apply leverage to increase the Fund's exposure to 125% of its benchmark. The Fund holds U.S. Government securities or cash equivalents to collateralize these futures and options contracts. For more information about the effects of leverage, please see "Understanding Compounding and the Effect of Leverage."


INVESTOR PROFILE

Investors who expect the Topix 100 Index to go up and want accelerated investment gains when it does so. These investors must also be willing to bear the risk of equally accelerated losses if the Topix 100 Index goes down.


PRINCIPAL RISKS

The Europe 1.25x Strategy Fund is subject to a number of risks that may affect the value of its shares, including:

      o     Active Trading Risk

      o     Depositary Receipt Risk

      o     Derivatives Risk

      o     Early Closing Risk

      o     Foreign Currency Risk

      o     Foreign Securities Risk

      o     Geographic Concentration in Japan Risk

      o     Leveraging Risk

      o     Market Risk

      o     Non-Diversification Risk

      o     Swap Counterparty Credit Risk

      o     Tracking Error Risk

      o     Trading Halt Risk

Please see "Descriptions of Principal Risks" on page 25 for a discussion of each of the principal risks that apply to the Fund.

                                [GRAPHIC OMITTED]

14


GOVERNMENT LONG BOND
1.2X STRATEGY FUND
(FORMERLY, GOVERNMENT LONG BOND ADVANTAGE FUND)
--------------------------------------------------------------------------------
INVESTOR CLASS (RYGBX)

FUND OBJECTIVE

The Government Long Bond 1.2x Strategy Fund seeks to provide investment results that correspond to a benchmark for U.S. Government securities. The Fund's current benchmark is 120% of the price movement of the Long Treasury Bond. The Long Treasury Bond is the U.S. Treasury bond with the longest maturity, which is currently 30 years. The price movement of the Long Treasury Bond is based on the daily price change of the most recently issued Long Treasury Bond.

If the Fund meets its objective, the value of the Fund's shares should increase on a daily basis by 120% of any price increase by the Long Treasury Bond. In contrast, when the price of the Long Treasury Bond declines, the value of the Fund's shares should decline on a daily basis by 120% of any price decline of the Long Treasury Bond (E.G., if the Long Treasury Bond goes down by 5%, the value of the Fund's shares should go down by 6% on that day). For more information about the effects of leverage, please see "Understanding Compounding and the Effect of Leverage."

PRINCIPAL INVESTMENT STRATEGY

The Fund invests principally in U.S. Government securities and in leveraged instruments, such as certain futures and options contracts. Some of the Fund's U.S. Government securities, or cash equivalents, will be used to collateralize these futures and options. Futures and options contracts, if used properly, may enable the Fund to meet its objective by increasing the Fund's exposure to the securities included in its benchmark. In addition, the Fund may enter into transactions involving zero coupon U.S. Treasury bonds.


INVESTOR PROFILE

Investors who expect the value of the Long Treasury Bond to go up and want accelerated investment gains when it does so. These investors must also be willing to bear the risk of equally accelerated losses if the value of the Long Treasury Bond goes down.


PRINCIPAL RISKS

The Government Long Bond 1.2x Strategy Fund is subject to a number of risks that may affect the value of its shares, including:

      o     Active Trading Risk

      o     Derivatives Risk

      o     Early Closing Risk

      o     Fixed Income Risk

      o     Leveraging Risk

      o     Market Risk

      o     Non-Diversification Risk

      o     Swap Counterparty Credit Risk

      o     Tracking Error Risk

      o     Trading Halt Risk

Please see "Descriptions of Principal Risks" on page 25 for a discussion of each of the principal risks that apply to the Fund.

                                [GRAPHIC OMITTED]

                                                                   PROSPECTUS 15

INVERSE GOVERNMENT
LONG BOND STRATEGY FUND
(FORMERLY, INVERSE GOVERNMENT LONG BOND FUND)
--------------------------------------------------------------------------------
INVESTOR CLASS (RYJUX)

FUND OBJECTIVE

The Inverse Government Long Bond Strategy Fund seeks to provide total returns that inversely correlate to the price movements of a benchmark for U.S. Treasury debt instruments or futures contracts on a specified debt instrument. The Fund's current benchmark is the inverse of the daily price movement of the Long Treasury Bond. The Long Treasury Bond is the U.S. Treasury bond with the longest maturity, which is currently 30 years. The price movement of the Long Treasury Bond is based on the daily price change of the most recently issued Long Treasury Bond.

If the Fund meets its objective, the value of the Fund's shares will increase on a daily basis when the price of the Long Treasury Bond decreases. When the price of the Long Treasury Bond increases, however, the value of the Fund's shares should decrease on a daily basis by an inversely proportionate amount (E.G., if the price of the Long Treasury Bond increases by 2%, the value of the Fund's shares should go down by 2% on that day).

PRINCIPAL INVESTMENT STRATEGY

Unlike a traditional index fund, the Fund's objective is to perform, on a daily basis, exactly opposite its benchmark, the Long Treasury Bond. As its primary investment strategy, the Fund enters into short sales and swap transactions, and engages in futures and options transactions. On a day-to-day basis, the Fund holds U.S. Government securities or cash equivalents to collateralize its short sales and derivative positions.


INVESTOR PROFILE

Investors who expect the value of the Long Treasury Bond to go down and want investment gains when it does so. These investors must also be willing to bear the risk of equal losses if the value of the Long Treasury Bond goes up.


PRINCIPAL RISKS

The Inverse Government Long Bond Strategy Fund is subject to a number of risks that may affect the value of its shares, including:

      o     Active Trading Risk

      o     Derivatives Risk

      o     Early Closing Risk

      o     Fixed Income Risk

      o     Market Risk

      o     Non-Diversification Risk

      o     Short Sales Risk

      o     Swap Counterparty Credit Risk

      o     Tracking Error Risk

      o     Trading Halt Risk

Please see "Descriptions of Principal Risks" on page 25 for a discussion of each of the principal risks that apply to the Fund.

                                [GRAPHIC OMITTED]

16


HIGH YIELD STRATEGY FUND
--------------------------------------------------------------------------------
H - CLASS (RYHGX)

FUND OBJECTIVE

The High Yield Strategy Fund seeks to provide investment results that correlate to the performance of the high yield bond market. The investment objective of the High Yield Strategy Fund is non-fundamental and may be changed without shareholder approval.

PRINCIPAL INVESTMENT STRATEGY

The High Yield Strategy Fund seeks to gain exposure similar to the performance of the high yield bond market by investing in credit default swaps, high yield securities, futures and other financial instruments with economic characteristics comparable to that of the high yield bond market as represented by U.S. and Canadian high yield bonds. Generally, high yield bonds are those bonds rated BB+ and lower by Standard & Poor's Rating Service or Ba1 and lower by Moody's Investor Services, Inc., but may include unrated bonds that the Advisor determines are of similar quality. The Advisor will consider the liquidity, transaction costs and relative value of available investments in seeking to meet the Fund's investment objective.

The Fund will primarily invest in credit default swaps to gain exposure similar to the high yield bond market. Credit default swaps are instruments which allow for the full or partial transfer of third party credit risk, with respect to a particular entity or entities, from one counterparty to the other. A buyer of credit default swaps is buying credit protection or mitigating credit risk. A seller of credit default swaps is selling credit protection or assuming credit risk. The Fund will normally be a seller of credit protection (assuming credit risk) as it seeks to gain exposure to the high yield bond market, but may also buy credit protection from time to time in order to maintain the appropriate level of exposure to the high yield bond market, such as during times of heavy redemption activity.

In addition, the Fund may invest in bond futures for the purpose of managing duration risk. For cash management purposes, the Fund may invest in other fixed income securities and money market instruments. The Fund may also invest in other financial instruments including corporate notes, convertible debt securities, preferred securities and derivatives thereof, as well as other investment companies, including exchange-traded funds ("ETFs"), unit investment trusts ("UITs"), and closed-end funds, that invest primarily in high yield debt instruments.

INVESTOR PROFILE

Investors who expect the value of the high yield bond market to go up and want investment gains when it does so. These investors must also be willing to bear the risk of equal losses if the value of the high yield bond market goes down.

                                [GRAPHIC OMITTED]

                                                                   PROSPECTUS 17

PRINCIPAL RISKS

The High Yield Strategy Fund is subject to a number of risks that may affect the value of its shares, including:

      o     Active Trading Risk

      o     Credit Risk

      o     Derivatives Risk

      o     Early Closing Risk

      o     Fixed Income Risk

      o     Foreign Issuer Exposure Risk

      o     High Yield Risk

      o     Investment in Investment Companies Risk

      o     Investment Technique Risk

      o     Issuer Specific Risk

      o     Liquidity Risk

      o     Market Risk

      o     Non-Diversification Risk

      o     Portfolio Turnover Risk

      o     Swap Counterparty Credit Risk

      o     Trading Halt Risk

Please see "Descriptions of Principal Risks" on page 25 for a discussion of each of the principal risks that apply to the Fund.

                                [GRAPHIC OMITTED]

18


INVERSE HIGH YIELD STRATEGY FUND
--------------------------------------------------------------------------------
H - CLASS (RYIHX)

FUND OBJECTIVE

The Inverse High Yield Strategy Fund seeks to provide investment results that inversely correlate to the performance of the high yield bond market. The investment objective of the Inverse High Yield Strategy Fund is non-fundamental and may be changed without shareholder approval.

If the Fund meets its investment objective, the value of the Fund's shares will tend to increase during times when the value of the high yield bond market, as a whole, is decreasing. When the value of the high yield bond market is increasing, however, the value of the Fund's shares should decrease on a daily basis by an inversely proportionate amount (E.G., if the value of the high yield bond market increases by 5%, the value of the Fund's shares should decrease by 5% on that day). As a result of the inverse correlation, certain of the risks described below apply to the Fund in an inverse or opposite manner than they would apply to the High Yield Strategy Fund or other traditional high yield mutual fund.

PRINCIPAL INVESTMENT STRATEGY

The Inverse High Yield Strategy Fund seeks to gain inverse exposure to the performance of the high yield bond market by investing in credit default swaps, futures and other financial instruments with economic characteristics opposite to that of the high yield bond market as represented by U.S. and Canadian high yield bonds. Generally, high yield bonds are those bonds rated BB+ and lower by Standard & Poor's Rating Service or Ba1 and lower by Moody's Investor Services, Inc., but may include unrated bonds that the Advisor determines are of similar quality. The Advisor will consider the liquidity, transaction costs and relative value of available investments in seeking to meet the Fund's objective.

The Fund will primarily invest in credit default swaps to gain inverse exposure to the high yield bond market. Credit default swaps are instruments which allow for the full or partial transfer of third party credit risk, with respect to a particular entity or entities, from one counterparty to the other. A buyer of credit default swaps is buying credit protection or mitigating credit risk. A seller of credit default swaps is selling credit protection or assuming credit risk. The Fund will normally be a buyer of credit protection as it seeks to gain inverse exposure to the high yield bond market, but may also sell credit protection (assuming credit risk) from time to time in order to maintain the appropriate level of exposure to the high yield bond market, such as during times of heavy redemption activity.

In addition, the Fund may invest in bond futures for the purpose of managing duration risk. For cash management purposes, the Fund may invest in other fixed income securities and money market instruments. The Fund may also invest in other financial instruments including corporate notes, convertible debt securities, preferred securities and derivatives thereof, as well as other

                                [GRAPHIC OMITTED]

                                                                   PROSPECTUS 19

investment companies, including ETFs, UITs, and closed-end funds, that provide inverse exposure to the high yield debt market.

INVESTOR PROFILE

Investors who expect the value of the high yield bond market to go down and want investment gains when it does so. These investors must also be willing to bear the risk of equal losses if the value of the high yield bond market goes up.

PRINCIPAL RISKS

The Inverse High Yield Strategy Fund is subject to a number of risks that may affect the value of its shares, including:

      o     Active Trading Risk

      o     Credit Risk

      o     Derivatives Risk

      o     Early Closing Risk

      o     Fixed Income Risk

      o     Foreign Issuer Exposure Risk

      o     Investment in Investment Companies Risk

      o     Investment Technique Risk

      o     Issuer Specific Risk

      o     Liquidity Risk

      o     Market Risk

      o     Non-Diversification Risk

      o     Portfolio Turnover Risk

      o     Short Sales Risk

      o     Swap Counterparty Credit Risk

      o     Trading Halt Risk

Please see "Descriptions of Principal Risks" on page 25 for a discussion of each of the principal risks that apply to the Fund.

                                [GRAPHIC OMITTED]

20

U.S. GOVERNMENT MONEY MARKET FUND
--------------------------------------------------------------------------------
INVESTOR CLASS (RYMXX)

FUND OBJECTIVE

The U.S. Government Money Market Fund seeks to provide security of principal, high current income, and liquidity.

PRINCIPAL INVESTMENT STRATEGY

The U.S. Government Money Market Fund invests primarily in money market instruments issued or guaranteed as to principal and interest by the U.S. Government, its agencies or instrumentalities, and enters into repurchase agreements fully collateralized by U.S. Government securities. The Fund may also invest in Eurodollar time deposits. The Fund operates under U.S. Securities and Exchange Commission rules, which impose certain liquidity, maturity, and diversification requirements. All securities purchased by the Fund must have remaining maturities of 397 days or less, and must be found by the Advisor to represent minimal credit risk and be of eligible quality.


PRINCIPAL RISKS

The U.S. Government Money Market Fund is subject to a number of risks that may affect the value of its shares, including:

      o     Interest Rate Risk

      o     Stable Price Per Share Risk

Please see "Descriptions of Principal Risks" on page 25 for a discussion of each of the principal risks that apply to the Fund.

                                [GRAPHIC OMITTED]

                                                                   PROSPECTUS 21


PRINCIPAL RISKS OF INVESTING IN THE FUNDS
--------------------------------------------------------------------------------

As indicated below, the Funds are subject to a number of risks that may affect the value of the Funds' shares. Please see "Descriptions of Principal Risks" immediately following the table for more detailed information about the principal risks of the Funds.

----------------------------------------------------------------------------------------------------------------
                                                                              INVERSE                 INVERSE
                                                                              S&P 500                   OTC
                                                        NOVA      S&P 500    STRATEGY     OTC         STRATEGY
                                                        FUND        FUND       FUND       FUND          FUND
----------------------------------------------------------------------------------------------------------------
Active Trading Risk                                      X           X           X         X             X
----------------------------------------------------------------------------------------------------------------
Credit Risk
----------------------------------------------------------------------------------------------------------------
Depositary Receipt Risk                                  X           X           X         X             X
----------------------------------------------------------------------------------------------------------------
Derivatives Risk                                         X           X           X         X             X
----------------------------------------------------------------------------------------------------------------
Early Closing Risk                                       X           X           X         X             X
----------------------------------------------------------------------------------------------------------------
Fixed Income Risk
----------------------------------------------------------------------------------------------------------------
Foreign Currency Risk
----------------------------------------------------------------------------------------------------------------
Foreign Issuer Exposure Risk
----------------------------------------------------------------------------------------------------------------
Foreign Securities Risk
----------------------------------------------------------------------------------------------------------------
Geographic Concentration in Europe Risk
----------------------------------------------------------------------------------------------------------------
Geographic Concentration in Japan Risk
----------------------------------------------------------------------------------------------------------------
High Yield Risk
----------------------------------------------------------------------------------------------------------------
Industry Concentration Risk                                                                X             X
----------------------------------------------------------------------------------------------------------------
Interest Rate Risk
----------------------------------------------------------------------------------------------------------------
Investment in Investment Companies Risk
----------------------------------------------------------------------------------------------------------------
Investment Technique Risk
----------------------------------------------------------------------------------------------------------------
Issuer Specific Risk
----------------------------------------------------------------------------------------------------------------
Large-Capitalization Securities Risk                     X           X           X
----------------------------------------------------------------------------------------------------------------
Leveraging Risk                                          X
----------------------------------------------------------------------------------------------------------------
Liquidity Risk
----------------------------------------------------------------------------------------------------------------
Market Risk                                              X           X           X         X             X
----------------------------------------------------------------------------------------------------------------
Mid-Capitalization Securities Risk                                                         X             X
----------------------------------------------------------------------------------------------------------------
Non-Diversification Risk                                 X           X           X         X             X
----------------------------------------------------------------------------------------------------------------
Portfolio Turnover Risk
----------------------------------------------------------------------------------------------------------------
Short Sales Risk                                                                 X                       X
----------------------------------------------------------------------------------------------------------------
Small Capitalization Securities Risk
----------------------------------------------------------------------------------------------------------------
Stable Price Per Share Risk
----------------------------------------------------------------------------------------------------------------
Swap Counterparty Credit Risk                            X           X           X         X             X
----------------------------------------------------------------------------------------------------------------
Technology Sector Concentration Risk                                                       X             X
----------------------------------------------------------------------------------------------------------------
Tracking Error Risk                                      X           X           X         X             X
----------------------------------------------------------------------------------------------------------------
Trading Halt Risk                                        X           X           X         X             X
----------------------------------------------------------------------------------------------------------------

                                [GRAPHIC OMITTED]

22

----------------------------------------------------------------------------------------------------------------
                                                                                                      RUSSELL
                                                                              MID-CAP    INVERSE      2000(R)
                                                                               1.5X      MID-CAP       1.5X
                                                                             STRATEGY   STRATEGY      STRATEGY
                                                                               FUND       FUND          FUND
----------------------------------------------------------------------------------------------------------------
Active Trading Risk                                                             X          X             X
----------------------------------------------------------------------------------------------------------------
Credit Risk
----------------------------------------------------------------------------------------------------------------
Depositary Receipt Risk                                                         X          X             X
----------------------------------------------------------------------------------------------------------------
Derivatives Risk                                                                X          X             X
----------------------------------------------------------------------------------------------------------------
Early Closing Risk                                                              X          X             X
----------------------------------------------------------------------------------------------------------------
Fixed Income Risk
----------------------------------------------------------------------------------------------------------------
Foreign Currency Risk
----------------------------------------------------------------------------------------------------------------
Foreign Issuer Exposure Risk
----------------------------------------------------------------------------------------------------------------
Foreign Securities Risk
----------------------------------------------------------------------------------------------------------------
Geographic Concentration in Europe Risk
----------------------------------------------------------------------------------------------------------------
Geographic Concentration in Japan Risk
----------------------------------------------------------------------------------------------------------------
High Yield Risk
----------------------------------------------------------------------------------------------------------------
Industry Concentration Risk
----------------------------------------------------------------------------------------------------------------
Interest Rate Risk
----------------------------------------------------------------------------------------------------------------
Investment in Investment Companies Risk
----------------------------------------------------------------------------------------------------------------
Investment Technique Risk
----------------------------------------------------------------------------------------------------------------
Issuer Specific Risk
----------------------------------------------------------------------------------------------------------------
Large-Capitalization Securities Risk
----------------------------------------------------------------------------------------------------------------
Leveraging Risk                                                                 X                        X
----------------------------------------------------------------------------------------------------------------
Liquidity Risk
----------------------------------------------------------------------------------------------------------------
Market Risk                                                                     X          X             X
----------------------------------------------------------------------------------------------------------------
Mid-Capitalization Securities Risk                                              X          X
----------------------------------------------------------------------------------------------------------------
Non-Diversification Risk                                                        X          X             X
----------------------------------------------------------------------------------------------------------------
Portfolio Turnover Risk
----------------------------------------------------------------------------------------------------------------
Short Sales Risk                                                                           X
----------------------------------------------------------------------------------------------------------------
Small Capitalization Securities Risk                                                                     X
----------------------------------------------------------------------------------------------------------------
Stable Price Per Share Risk
----------------------------------------------------------------------------------------------------------------
Swap Counterparty Credit Risk                                                   X          X             X
----------------------------------------------------------------------------------------------------------------
Technology Sector Concentration Risk
----------------------------------------------------------------------------------------------------------------
Tracking Error Risk                                                             X          X             X
----------------------------------------------------------------------------------------------------------------
Trading Halt Risk                                                               X          X             X
----------------------------------------------------------------------------------------------------------------

                                [GRAPHIC OMITTED]

                                                                   PROSPECTUS 23

----------------------------------------------------------------------------------------------------------------
                                                                  INVERSE
                                                                  RUSSELL     EUROPE     JAPAN      GOVERNMENT
                                                      RUSSELL     2000(R)     1.25X      1.25X       LONG BOND
                                                      2000(R)    STRATEGY    STRATEGY   STRATEGY   1.2X STRATEGY
                                                        FUND       FUND        FUND       FUND          FUND
----------------------------------------------------------------------------------------------------------------
Active Trading Risk                                      X          X           X          X             X
----------------------------------------------------------------------------------------------------------------
Credit Risk
----------------------------------------------------------------------------------------------------------------
Depositary Receipt Risk                                  X          X           X          X
----------------------------------------------------------------------------------------------------------------
Derivatives Risk                                         X          X           X          X             X
----------------------------------------------------------------------------------------------------------------
Early Closing Risk                                       X          X           X          X             X
----------------------------------------------------------------------------------------------------------------
Fixed Income Risk                                                                                        X
----------------------------------------------------------------------------------------------------------------
Foreign Currency Risk                                                           X          X
----------------------------------------------------------------------------------------------------------------
Foreign Issuer Exposure Risk
----------------------------------------------------------------------------------------------------------------
Foreign Securities Risk                                                         X          X
----------------------------------------------------------------------------------------------------------------
Geographic Concentration in Europe Risk                                         X
----------------------------------------------------------------------------------------------------------------
Geographic Concentration in Japan Risk                                                     X
----------------------------------------------------------------------------------------------------------------
High Yield Risk
----------------------------------------------------------------------------------------------------------------
Industry Concentration Risk
----------------------------------------------------------------------------------------------------------------
Interest Rate Risk
----------------------------------------------------------------------------------------------------------------
Investment in Investment Companies Risk
----------------------------------------------------------------------------------------------------------------
Investment Technique Risk
----------------------------------------------------------------------------------------------------------------
Issuer Specific Risk
----------------------------------------------------------------------------------------------------------------
Large-Capitalization Securities Risk
----------------------------------------------------------------------------------------------------------------
Leveraging Risk                                                                 X          X             X
----------------------------------------------------------------------------------------------------------------
Liquidity Risk
----------------------------------------------------------------------------------------------------------------
Market Risk                                              X          X           X          X             X
----------------------------------------------------------------------------------------------------------------
Mid-Capitalization Securities Risk
----------------------------------------------------------------------------------------------------------------
Non-Diversification Risk                                 X          X           X          X             X
----------------------------------------------------------------------------------------------------------------
Portfolio Turnover Risk
----------------------------------------------------------------------------------------------------------------
Short Sales Risk                                                    X
----------------------------------------------------------------------------------------------------------------
Small Capitalization Securities Risk                     X          X
----------------------------------------------------------------------------------------------------------------
Stable Price Per Share Risk
----------------------------------------------------------------------------------------------------------------
Swap Counterparty Credit Risk                            X          X           X          X             X
----------------------------------------------------------------------------------------------------------------
Technology Sector Concentration Risk
----------------------------------------------------------------------------------------------------------------
Tracking Error Risk                                      X          X           X          X             X
----------------------------------------------------------------------------------------------------------------
Trading Halt Risk                                        X          X           X          X             X
----------------------------------------------------------------------------------------------------------------

                                [GRAPHIC OMITTED]

24

------------------------------------------------------------------------------------------------------------------
                                                                   INVERSE                                 U.S.
                                                                 GOVERNMENT                  INVERSE    GOVERNMENT
                                                                  LONG BOND   HIGH YIELD   HIGH YIELD      MONEY
                                                                  STRATEGY     STRATEGY     STRATEGY      MARKET
                                                                    FUND         FUND         FUND         FUND
------------------------------------------------------------------------------------------------------------------
Active Trading Risk                                                  X            X            X
------------------------------------------------------------------------------------------------------------------
Credit Risk                                                                       X            X
------------------------------------------------------------------------------------------------------------------
Depositary Receipt Risk
------------------------------------------------------------------------------------------------------------------
Derivatives Risk                                                     X            X            X
------------------------------------------------------------------------------------------------------------------
Early Closing Risk                                                   X            X            X
------------------------------------------------------------------------------------------------------------------
Fixed Income Risk                                                    X            X            X
------------------------------------------------------------------------------------------------------------------
Foreign Currency Risk
------------------------------------------------------------------------------------------------------------------
Foreign Issuer Exposure Risk                                                      X            X
------------------------------------------------------------------------------------------------------------------
Foreign Securities Risk
------------------------------------------------------------------------------------------------------------------
Geographic Concentration in Europe Risk
------------------------------------------------------------------------------------------------------------------
Geographic Concentration in Japan Risk
------------------------------------------------------------------------------------------------------------------
High Yield Risk                                                                   X
------------------------------------------------------------------------------------------------------------------
Industry Concentration Risk
------------------------------------------------------------------------------------------------------------------
Interest Rate Risk                                                                                          X
------------------------------------------------------------------------------------------------------------------
Investment in Investment Companies Risk                                           X            X
------------------------------------------------------------------------------------------------------------------
Investment Technique Risk                                                         X            X
------------------------------------------------------------------------------------------------------------------
Issuer Specific Risk                                                              X            X
------------------------------------------------------------------------------------------------------------------
Large-Capitalization Securities Risk
------------------------------------------------------------------------------------------------------------------
Leveraging Risk
------------------------------------------------------------------------------------------------------------------
Liquidity Risk                                                                    X            X
------------------------------------------------------------------------------------------------------------------
Market Risk                                                          X            X            X
------------------------------------------------------------------------------------------------------------------
Mid-Capitalization Securities Risk
------------------------------------------------------------------------------------------------------------------
Non-Diversification Risk                                             X            X            X
------------------------------------------------------------------------------------------------------------------
Portfolio Turnover Risk                                              X            X            X
------------------------------------------------------------------------------------------------------------------
Short Sales Risk                                                     X                         X
------------------------------------------------------------------------------------------------------------------
Small Capitalization Securities Risk
------------------------------------------------------------------------------------------------------------------
Stable Price Per Share Risk                                                                                 X
------------------------------------------------------------------------------------------------------------------
Swap Counterparty Credit Risk                                        X            X            X
------------------------------------------------------------------------------------------------------------------
Technology Sector Concentration Risk
------------------------------------------------------------------------------------------------------------------
Tracking Error Risk                                                  X
------------------------------------------------------------------------------------------------------------------
Trading Halt Risk                                                    X            X            X
------------------------------------------------------------------------------------------------------------------

                                [GRAPHIC OMITTED]

                                                                   PROSPECTUS 25


DESCRIPTIONS OF PRINCIPAL RISKS
--------------------------------------------------------------------------------

ACTIVE TRADING RISK - A significant portion of the Fund's assets may come from investors who take part in certain strategic and tactical asset allocation programs. These programs often recommend frequent trading of Fund shares to take advantage of anticipated changes in market conditions. Therefore, the Advisor anticipates that investors who take part in these programs may frequently redeem or exchange shares of the Fund, which may cause the Fund to experience high portfolio turnover. High portfolio turnover may result in the Fund paying higher levels of transaction costs and generating greater tax liabilities for shareholders. In addition, large movements of assets into and out of the Fund may negatively impact the Fund's ability to achieve its investment objective. In certain circumstances, the Fund's expense ratios may vary from current estimates or the historical ratio disclosed in this Prospectus.

CREDIT RISK - For the High Yield Strategy Fund, credit risk is the risk that the Fund could lose money if the issuer or guarantor of a debt instrument becomes unwilling or unable to make timely principal and/or interest payments, or to otherwise meet its obligations. For the Inverse High Yield Strategy Fund, credit risk is the risk that the Fund could lose money if the credit quality, or the perception of the financial condition, of the issuer or guarantor of a debt instrument is either upgraded or improves. Securities are subject to varying degrees of credit risk, which are sometimes reflected in credit ratings.

DEPOSITARY RECEIPT RISK - The Fund may hold the securities of non-U.S. companies in the form of American Depositary Receipts ("ADRs"). The underlying securities of the ADRs in the Fund's portfolio are usually denominated or quoted in currencies other than the U.S. Dollar. As a result, changes in foreign currency exchange rates may affect the value of the Fund's portfolio. Generally, when the U.S. Dollar rises in value against a foreign currency, a security denominated in that currency loses value because the currency is worth fewer U.S. Dollars. In addition, because the underlying securities of ADRs trade on foreign exchanges at times when the U.S. markets are not open for trading, the value of the securities underlying the ADRs may change materially at times when the U.S. markets are not open for trading, regardless of whether there is an active U.S. market for shares of the Fund or underlying fund. Investments in the underlying foreign securities may involve risks not typically associated with investing in U.S. companies. Foreign securities markets generally have less trading volume and less liquidity than U.S. markets, and prices in some foreign markets can be extremely volatile due to increased risks of adverse issuer, political, regulatory, market, or economic developments. Many foreign countries lack accounting and disclosure standards comparable to those that apply to U.S. companies, and it may be more difficult to obtain reliable information regarding a foreign issuer's financial condition and operations. In addition, transaction costs and costs associated with custody services are generally higher for foreign securities than they are for U.S. securities.

                                [GRAPHIC OMITTED]

26

DERIVATIVES RISK - The Fund may invest a percentage of its assets in derivatives, such as futures and options contracts, to pursue its investment objective. The use of such derivatives may expose the Fund to additional risks that it would not be subject to if it invested directly in the securities underlying those derivatives. The Fund may use futures contracts and related options for bona fide hedging purposes to offset changes in the value of securities held or expected to be acquired. They may also be used to gain exposure to a particular market or instrument, to create a synthetic money market position, and for certain other tax-related purposes. The Fund will only enter into futures contracts traded on a national futures exchange or board of trade. Futures and options contracts are described in more detail below:

      FUTURES CONTRACTS - Futures contracts and options on futures contracts provide for the future sale by one party and purchase by another party of a specified amount of a specific security at a specified future time and at a specified price. An option on a futures contract gives the purchaser the right, in exchange for a premium, to assume a position in a futures contract at a specified exercise price during the term of the option. Index futures are futures contracts for various indices that are traded on registered securities exchanges.

      OPTIONS - The buyer of an option acquires the right to buy (a call option) or sell (a put option) a certain quantity of a security (the underlying security) or instrument at a certain price up to a specified point in time. The seller or writer of an option is obligated to sell (a call option) or buy (a put option) the underlying security. When writing (selling) call options on securities, the Fund may cover its positions by owning the underlying security on which an option is written or by owning a call option on the underlying security. Alternatively, the Fund may cover its positions by maintaining, in a segregated account, cash or liquid securities equal in value to the exercise price of the call options written by the Fund.

      The risks associated with the Fund's use of futures and options contracts include:

      o The Fund experiencing losses that exceed losses experienced by funds that do not use futures contracts and options.

      o There may be an imperfect correlation between the changes in market value of the securities held by the Fund and the prices of futures and options on futures.

      o Although the Fund will only purchase exchange-traded futures, due to market conditions there may not always be a liquid secondary market for a futures contract. As a result, the Fund may be unable to close out its futures contracts at a time which is advantageous.

                                [GRAPHIC OMITTED]

                                                                   PROSPECTUS 27

      o Trading restrictions or limitations may be imposed by an exchange, and government regulations may restrict trading in futures contracts and options.

      o Because option premiums paid or received by the Fund are small in relation to the market value of the investments underlying the options, buying and selling put and call options can be more speculative than investing directly in securities.

EARLY CLOSING RISK - The normal close of trading of securities listed on Nasdaq and the NYSE is 4:00 p.m., Eastern Time. Unanticipated early closings of securities exchanges and other financial markets may result in the Fund's inability to buy or sell securities or other financial instruments on that day. If an exchange or market closes early on a day when the Fund needs to execute a high volume of trades late in a trading day, the Fund might incur substantial trading losses.

FIXED INCOME RISK - The market value of fixed income investments, and financial instruments related to those fixed income investments, will change in response to interest rate changes and other factors, such as changes in the effective maturities and credit ratings of fixed income investments. During periods of falling interest rates, the values of outstanding fixed income securities generally rise. While such periods may benefit the High Yield Strategy Fund, they may cause the value of an investment in the Inverse High Yield Strategy Fund to decrease. In addition, falling interest rates may cause an issuer to redeem or "call" a security before its stated maturity, which may result in the Government Long Bond 1.2x Strategy Fund or Inverse Government Long Bond Strategy Fund having to reinvest the proceeds in lower or higher coupon securities, respectively. Conversely, during periods of rising interest rates, the values of such securities and related financial instruments generally decline. The value of an investment in the High Yield Strategy Fund may decline during periods of rising interest rates. Conversely, during periods of rising interest rates, the values of such securities generally decline. While securities with longer maturities tend to produce higher yields, the prices of longer maturity securities are also subject to greater market fluctuations as a result of changes in interest rates. With respect to the High Yield Strategy Fund and Inverse High Yield Strategy Fund, the prices of high yield bonds, unlike those of investment grade bonds, may fluctuate unpredictably and not necessarily inversely with changes in interest rates. Fixed income investments are also subject to credit risk, which is the possibility that the credit strength of an issuer will weaken and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default.

                                [GRAPHIC OMITTED]

28

FOREIGN CURRENCY RISK - The Fund's investments in securities denominated in foreign currencies are subject to currency risk. Currency risks include the following:

o The value of the Fund's assets measured in U.S. Dollars may be affected by changes in currency exchange rates and exchange control regulations.

o The Fund may incur transaction costs in connection with conversions between various currencies.

Under normal circumstances, the Fund does not plan to hedge against the risks of variation in currency exchange rates relative to the U.S. Dollar. As a result, the value of securities denominated in foreign currencies can change significantly when foreign currencies strengthen or weaken relative to the U.S. Dollar.

FOREIGN ISSUER EXPOSURE RISK - The Fund may invest in instruments that are linked to the performance of foreign issuers, primarily Canadian issuers. Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market. In particular, the Canadian economy can be significantly affected by the U.S. economy and the price of natural resources. Periodic demands by the Province of Quebec for sovereignty could significantly affect the Canadian market.

FOREIGN SECURITIES RISK - Investing in securities of foreign companies, or in financial instruments that are linked to the performance of foreign issuers, may involve risks not typically associated with investing in U.S. companies. The value of securities denominated in foreign currencies, and of dividends from such securities, can change significantly when foreign currencies strengthen or weaken relative to the U.S. Dollar. Foreign securities markets generally have less trading volume and less liquidity than U.S. markets, and prices in some foreign markets can be extremely volatile due to increased risks of adverse issuer, political, regulatory, market, or economic developments. Many foreign countries lack accounting and disclosure standards comparable to those that apply to U.S. companies, and it may be more difficult to obtain reliable information regarding a foreign issuer's financial condition and operations. Transaction costs and costs associated with custody services are generally higher for foreign securities than they are for U.S. securities. Some foreign governments levy withholding taxes against dividend and interest income. Although in some countries portions of these taxes are recoverable, the non-recovered portion will reduce the income received by the Fund.

GEOGRAPHIC CONCENTRATION IN EUROPE RISK - Because a significant portion of the assets of the Fund are invested in a specific geographical region, the value of its investments and the net asset value of the Fund could decline more dramatically as a result of adverse events affecting Europe. In addition, countries in Europe may be significantly affected by the tight fiscal and monetary controls of the European Economic and Monetary Union (EMU).

                                [GRAPHIC OMITTED]

                                                                   PROSPECTUS 29

GEOGRAPHIC CONCENTRATION IN JAPAN RISK - Targeting Japan could hurt the Fund's performance if Japan's economy performs poorly as a result of political and economic conditions that affect the Japanese market. Japanese economic growth has weakened after the sharp collapse of the stock market in the 1990's and the current economic condition remains uncertain. Japanese stocks tend to be more volatile than their U.S. counterparts, for reasons ranging from political and economic uncertainties, to a higher risk that essential information may be incomplete or erroneous. The Fund may be more volatile than a geographically diversified equity fund.

HIGH YIELD RISK - Below investment grade fixed income securities, or junk bonds, are high-yield, high risk securities and are considered speculative. The value of these securities often fluctuates in response to company, political, or economic developments and declines significantly over short periods of time or during periods of general economic difficulty. Below investment grade fixed income securities generally pay higher yields (greater income) than investment in higher-quality securities; however, below investment grade securities involve greater risk to timely payment of principal and interest, including the possibility of default or bankruptcy of the issuers of the security. These securities can also be thinly traded or have restrictions on resale, making them difficult to sell at an acceptable price. The High Yield Strategy Fund seeks to correspond generally to the total return of the high yield bond market and thus an investment in the Fund will generally decline in value when the high yield bond market is losing value. By contrast, the Inverse High Yield Strategy Fund seeks to correspond generally to the inverse (opposite) of the total return of the high yield bond market, and thus an investment in the Fund will generally decline in value when the high yield bond market is gaining value.

INDUSTRY CONCENTRATION RISK - None of the Funds will invest 25% or more of the value of a Fund's total assets in the securities of one or more issuers conducting their principal business activities in the same industry or group of industries; except that, to the extent the index underlying the Fund's benchmark is concentrated in a particular industry, the Fund will necessarily be concentrated in that industry. Currently, the index underlying the OTC Fund's and the Inverse OTC Strategy Fund's benchmark-- the Nasdaq 100 Index(R)--is concentrated in technology companies. The risk of concentrating Fund investments in a limited number of issuers conducting business in the same industry or group of industries is that the Fund will be more susceptible to the risks associated with that industry or group of industries than a fund that does not concentrate its investments. The Fund's investments in technology companies are subject to legislative or regulatory changes, adverse market conditions and/or increased competition affecting that economic sector. The prices of the securities of technology companies may fluctuate widely due to competitive pressures, increased sensitivity to short product cycles and aggressive pricing, problems relating to bringing their

                                [GRAPHIC OMITTED]

30

products to market, very high price/earnings ratios, and high personnel turnover due to severe labor shortages for skilled technology professionals.

INTEREST RATE RISK - Interest Rate Risk involves the potential for decline in the Fund's yield (the rate of dividends the Fund pays) in the event of declining interest rates.

INVESTMENT IN INVESTMENT COMPANIES RISK - The Fund may purchase shares of investment companies, such as ETFs, UITs, and closed-end investment companies to gain exposure to a particular portion of the market while awaiting an opportunity to purchase securities directly. When the Fund invests in an investment company, in addition to directly bearing the expenses associated with its own operations, it will bear a pro rata portion of the investment company's expenses. Further, in part because of these additional expenses, the performance of an investment company may differ from the performance the Fund would achieve if it invested directly in the underlying investments of the investment company. In addition, while the risks of owning shares of an investment company generally reflect the risks of owning the underlying investments of the investment company, the Fund may be subject to additional or different risks than if the Fund had invested directly in the underlying investments. For example, shares of an ETF are traded at market prices, which may vary from the net asset value of its underlying investments. In addition, the Fund may invest in investment companies that are not registered pursuant to the Investment Company Act of 1940, as amended, and therefore, is not subject to the regulatory scheme of the Investment Company Act of 1940, as amended.

INVESTMENT TECHNIQUE RISK - The Fund may use investment techniques that may be considered aggressive. Risks associated with the use of futures contracts, options and swap agreements include potentially dramatic price changes (losses) in the value of the instruments and imperfect correlations between the price of the contract and the underlying bond or index. These instruments may increase the volatility of the Fund and may involve a small investment of cash relative to the magnitude of the risk assumed. These techniques also may expose the Fund to risks different from or possibly greater than the risks associated with investing directly in high yield debt securities, including: 1) the risk that an instrument is temporarily mispriced; 2) credit or performance risk on the amount the Fund expects to receive from a counterparty; 3) the risk that security prices, interest rates and currency markets will move adversely and the Fund will incur significant losses; 4) imperfect correlation between the price of financial instruments and movements in the prices of the underlying securities; and 5) the possible absence of a liquid secondary market for any particular instrument and possible exchange imposed price fluctuation limits, both of which may make it difficult or impossible to adjust the Fund's position in a particular instrument when desired.

                                [GRAPHIC OMITTED]

                                                                   PROSPECTUS 31

ISSUER SPECIFIC RISK - The value of a security may increase or decrease for a number of reasons which directly relate to the issuer. For example, with respect to the High Yield Strategy Fund, perceived poor management performance, financial leverage or reduced demand of the issuer's goods or services may contribute to a decrease in the value of a security. A decrease in the value of the securities of an issuer or guarantor of a debt instrument may cause the value of your investment in the High Yield Strategy Fund to decrease. Conversely, with respect to the Inverse High Yield Strategy Fund, effective management, improved financial condition or increased demand of the issuer's goods or services are factors that may contribute to an increase in the value of a security. An increase in the value of the securities of an issuer or guarantor of a debt instrument may cause the value of your investment in the Inverse High Yield Strategy Fund to decrease.

LARGE-CAPITALIZATION SECURITIES RISK - The Nova Fund and S&P 500 Fund are subject to the risk that large-capitalization stocks may underperform other segments of the equity market or the equity market as a whole. Conversely, the Inverse S&P 500 Strategy Fund is subject to the risk that large-capitalization stocks may outperform other segments of the equity market or the equity market as a whole.

LEVERAGING RISK - The more the Fund invests in leveraged instruments, the more this leverage will magnify any losses on those investments. Since the Fund's investment strategies involve consistently applied leverage, the value of the Fund's shares will tend to increase or decrease more than the value of any increase or decrease in its benchmark. Leverage will also have the effect of magnifying tracking error risk.

LIQUIDITY RISK - In certain circumstances, it may be difficult for the Fund to purchase and sell particular investments within a reasonable time at a fair price. To the extent that there is not an established retail market for instruments in which the Fund may invest, trading in such instruments may be relatively inactive. In addition, during periods of reduced market liquidity or in the absence of readily available market quotations for particular investments in the Fund's portfolio, the ability of the Fund to assign an accurate daily value to these investments may be difficult and the Advisor may be required to fair value the investments. For additional information about fair valuation, see "Calculating NAV."

MARKET RISK - The Fund may invest in public and privately issued securities, which may include common and preferred stocks, bonds, warrants, and rights, as well as derivatives and financial instruments that attempt to track the price movement of securities indices. Investments in securities and derivatives in general are subject to market risks that may cause their prices to fluctuate over time. The Fund's investments may decline in value due to factors affecting securities markets generally, or particular countries, segments, economic sectors, industries or companies within those markets. The value of a security may

                                [GRAPHIC OMITTED]

32

decline due to general economic and market conditions which are not specifically related to a particular issuer, such as real or perceived adverse economic conditions or changes in interest or currency rates. The value of securities convertible into equity securities, such as warrants or convertible debt, is also affected by prevailing interest rates, the credit quality of the issuer and any call provision. Fluctuations in the value of securities and financial instruments in which the Fund invests will cause the net asset value of the Fund to fluctuate. Historically, the markets have moved in cycles, and the value of the Fund's securities and derivatives may fluctuate drastically from day to day.

MID-CAPITALIZATION SECURITIES RISK - In comparison to securities of companies with large capitalizations, securities of medium-capitalization companies may have more price volatility, greater spreads between their bid and ask prices, significantly lower trading volumes, and cyclical or static growth prospects. Medium-capitalization companies often have limited product lines, markets or financial resources, and may therefore be more vulnerable to adverse developments than large-capitalization companies. These securities may or may not pay dividends. The OTC Fund and Mid-Cap 1.5x Strategy Fund are subject to the risk that medium-capitalization stocks may underperform other segments of the equity market or the equity market as a whole. Conversely, the Inverse OTC Strategy Fund and Inverse Mid-Cap Strategy Fund are subject to the risk that medium-capitalization stocks may outperform other segments of the equity market or the equity market as a whole.

NON-DIVERSIFICATION RISK - Because the Fund is non-diversified, it can invest in the securities of a limited number of issuers. To the extent that the Fund invests a significant percentage of its assets in a limited number of issuers, the Fund is subject to the risks of investing in those few issuers, and may be more susceptible to a single adverse economic or regulatory occurrence. As a result, changes in the market value of a single security could cause greater fluctuations in the value of Fund shares than would occur in a diversified fund.

PORTFOLIO TURNOVER RISK - The Fund's strategy may frequently involve buying and selling portfolio securities to rebalance the Fund's exposure to various market sectors. Higher portfolio turnover may result in the Fund paying higher levels of transaction costs and generating greater tax liabilities for shareholders. Portfolio turnover risk may cause the Fund's performance to be less than you expect.

SHORT SALES RISK - Short sales are transactions in which the Fund sells a security it does not own. To complete the transaction, the Fund must borrow the security to make delivery to the buyer. The Fund is then obligated to replace the security borrowed by purchasing the security at the market price at the time of replacement. The price at such time may be higher or lower than the price at which the security was sold by the Fund. If the underlying security goes down in price between the time the Fund sells the security and buys it back, the Fund will realize a gain on the transaction. Conversely, if the underlying security goes

                                [GRAPHIC OMITTED]

                                                                   PROSPECTUS 33

up in price during the period, the Fund will realize a loss on the transaction. Any such loss is increased by the amount of premium or interest the Fund must pay to the lender of the security. Likewise, any gain will be decreased by the amount of premium or interest the Fund must pay to the lender of the security. The Fund is also required to segregate other assets on its books to cover its obligation to return the security to the lender which means that those other assets may not be available to meet the Fund's needs for immediate cash or other liquidity. The Fund's investment performance may also suffer if the Fund is required to close out a short position earlier than it had intended. This would occur if the securities lender required the Fund to deliver the securities the Fund borrowed at the commencement of the short sale and the Fund was unable to borrow the securities from another securities lender or otherwise obtain the security by other means. In addition, the Fund may be subject to expenses related to short sales that are not typically associated with investing in securities directly, such as costs of borrowing and margin account maintenance costs associated with the Fund's open short positions. These expenses negatively impact the performance of the Fund. For example, when the Fund short sells an interest-bearing security, such as a bond, it is obligated to pay the interest on the security it has sold. This cost is partially offset by the interest earned by the Fund on the investment of the cash generated by the short sale. Similarly, when the Fund sells short an equity security that pays a dividend, it is obligated to pay the dividend on the security it has sold. However, a dividend paid on a security sold short generally reduces the market value of the shorted security and thus, increases the Fund's unrealized gain or reduces the Fund's unrealized loss on its short sale transaction. To the extent that the interest rate and/or dividend that the Fund is obligated to pay is greater than the interest earned by the Fund on investments, the performance of the Fund will be negatively impacted. These types of short sales expenses are sometimes referred to as the "negative cost of carry," and will tend to cause the Fund to lose money on a short sale even in instances where the price of the underlying security sold short does not change over the duration of the short sale.

SMALL-CAPITALIZATION SECURITIES RISK - In comparison to securities of companies with medium and large capitalizations, securities of small-capitalization companies may have more price volatility, greater spreads between their bid and ask prices, significantly lower trading volumes, and cyclical or static growth prospects. Small-capitalization companies often have limited product lines, markets or financial resources, and may therefore be more vulnerable to adverse developments than medium and large-capitalization companies. These securities may or may not pay dividends. The Russell 2000(R) Fund is subject to the risk that small-capitalization stocks may underperform other segments of the equity market or the equity markets as a whole. Conversely, the Inverse Russell 2000(R) Fund is subject to the risk that small-capitalization stocks may outperform other segments of the equity market or the equity markets as a whole.

                                [GRAPHIC OMITTED]

34

STABLE PRICE PER SHARE RISK - The Fund's assets are valued using the amortized cost method, which enables the Fund to maintain a stable price of $1.00 per share. ALTHOUGH THE FUND IS MANAGED TO MAINTAIN A STABLE PRICE PER SHARE OF $1.00, THERE IS NO GUARANTEE THAT THE PRICE WILL BE CONSTANTLY MAINTAINED, AND IT IS POSSIBLE TO LOSE MONEY. THE FUND IS NOT A BANK DEPOSIT AND IS NOT FEDERALLY INSURED OR GUARANTEED BY ANY GOVERNMENT AGENCY OR GUARANTEED TO ACHIEVE ITS OBJECTIVE.

SWAP COUNTERPARTY CREDIT RISK - The Fund may enter into swap agreements, including but not limited to equity index or interest rate swap agreements, for purposes of attempting to gain exposure to a particular group of stocks or to an index of stocks without actually purchasing those stocks, or to hedge a position. The High Yield Strategy Fund and Inverse High Yield Strategy Fund may also enter into credit default swap agreements for purposes of attempting to gain exposure to the high yield bond market without actually purchasing high yield debt securities, or to hedge a position. The Fund will use short-term swap agreements to exchange the returns (or differentials in rates of return) earned or realized in particular predetermined investments or instruments. The Fund will not enter into any swap agreement unless the Advisor believes that the other party to the transaction is creditworthy. The use of swap agreements involves risks that are different from those associated with ordinary portfolio securities transactions. The Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty. If swap counterparty defaults on its payment obligations to the Fund, this default will cause the value of your investment in the Fund to decrease. In addition, the Fund may enter into swap agreements with a limited number of counterparties, which may increase the Fund's exposure to counterparty credit risk. Swap agreements also may be considered to be illiquid.

      CREDIT DEFAULT SWAP RISK - A credit default swap agreement is an agreement between two parties: a buyer of credit protection and a seller of credit protection. The Fund may be either the buyer of credit protection against a designated event of default, restructuring or other credit related event (each a "Credit Event") or the seller of credit protection in a credit default swap. The buyer in a credit default swap agreement is obligated to pay the seller a periodic stream of payments over the term of the swap agreement. The High Yield Strategy Fund will normally be a seller of credit protection. If no Credit Event occurs, the seller of credit protection will have received a fixed rate of income throughout the term of the swap agreement. If a Credit Event occurs, the seller of credit protection must pay the buyer of credit protection the full notional value of the reference obligation through either physical settlement or cash settlement. The Inverse High Yield Strategy Fund will normally be a buyer of credit protection. If no Credit Event occurs, the buyer of credit protection will

                                [GRAPHIC OMITTED]

                                                                   PROSPECTUS 35

      have made a series of periodic payments through the term of the swap agreement. However, if a Credit Event occurs, the buyer of credit protection will receive the full notional value of the reference obligation either through physical settlement or cash settlement from the seller of credit protection. A credit default swap may involve greater risks than if the Fund invested directly in the underlying reference obligations. For example, a credit default swap may increase the Fund's credit risk because it has exposure to both the issuer of the underlying reference obligation and the counterparty to the credit default swap. In addition, credit defaults swaps may be difficult to value depending on whether an active market exists for the credit default swaps in which the Fund invests.

TECHNOLOGY SECTOR CONCENTRATION RISK - The Fund's underlying index is concentrated in technology companies. As a result, the Fund's investments will also necessarily be concentrated in technology companies. The market prices of technology-related instruments tend to exhibit a greater degree of market risk and sharp price fluctuations than other types of instruments. Technology-related instruments also may be affected adversely by, among other things, changes in technology, consumer and business purchasing patterns, government regulation and/or obsolete products or services.

TRACKING ERROR RISK - Tracking error risk refers to the risk that the Fund's Advisor may not be able to cause the Fund's performance to match that of the Fund's benchmark, either on a daily or aggregate basis. Factors such as Fund expenses, imperfect correlation between the Fund's investments and those of its benchmark, rounding of share prices, changes to the benchmark, regulatory policies, high portfolio turnover rate and leverage all contribute to tracking error. In addition, because each Fund, except for the Mid-Cap 1.5x Strategy Fund, Russell 2000(R) 1.5x Strategy Fund, Europe 1.25x Strategy Fund, Japan 1.25x Strategy Fund and Government Long Bond 1.2x Strategy Fund, is tracking the performance of its benchmark on a daily basis, mathematical compounding may prevent a Fund from correlating with the monthly, quarterly, annual or other period performance of its benchmark. Tracking error may cause the Fund's performance to be less than you expect.

The Mid-Cap 1.5x Strategy Fund, Russell 2000(R) 1.5x Strategy Fund, Europe 1.25x Strategy Fund, Japan 1.25x Strategy Fund and Government Long Bond 1.2x Strategy Fund seek to track their respective benchmarks over time, but are also subject to the effects of mathematical compounding. Tracking error may be more significant for the Mid-Cap 1.5x Strategy Fund, Russell 2000(R) 1.5x Strategy Fund, Europe 1.25x Strategy Fund, Japan 1.25x Strategy Fund and Government Long Bond 1.2x Strategy Fund compared to other Rydex Funds due to the Funds' consistent application of leverage to increase exposure to their respective benchmarks.

                                [GRAPHIC OMITTED]

36

The prices of the Europe 1.25x Strategy Fund and Japan 1.25x Strategy Fund are calculated at the close of the U.S. markets using fair value prices. Due to the differences in times between the close of the European and Japanese markets and the time the Funds price their shares, the value the Funds assign to securities generally will not be the same as the quoted or published prices of those securities on their primary markets or exchanges. On a daily basis, the Funds are priced with consideration to the performance of securities on their primary exchanges, foreign currency appreciation/depreciation, and market movement in the U.S. as related to the securities. As a result, the tracking error risk for the Europe 1.25x Strategy Fund and Japan 1.25x Strategy Fund may be higher than for other Rydex Funds.

TRADING HALT RISK - The Fund typically will hold short-term options and futures contracts. The major exchanges on which these contracts are traded, such as the Chicago Mercantile Exchange, have established limits on how much an option or futures contract may decline over various time periods within a day. In addition, the major securities exchanges, such as the NYSE, have established limits on how much the securities market, based on the Dow Jones Industrial Average(SM), may decline over various time periods within a day. If the price of a security, an option or a futures contract declines more than the established limits, trading on the exchange is halted on that instrument. If a trading halt occurs, the Fund may temporarily be unable to purchase or sell the options, futures contracts or securities that are the subject of the trading halt. Such a trading halt near the time the Fund prices its shares may limit the Fund's ability to use leverage and may prevent the Fund from achieving its investment objective. In such an event, the Fund also may be required to use a "fair-value" method to price their outstanding contracts or securities.

                                [GRAPHIC OMITTED]

                                                                   PROSPECTUS 37


FUND PERFORMANCE
--------------------------------------------------------------------------------

The following bar charts show the performance of the Investor Class Shares or H-Class Shares, as applicable, of the Funds from year to year. The variability of performance over time provides an indication of the risks of investing in a Fund. The following tables show the performance of the Investor Class or H-Class Shares, as applicable, of the Funds as an average over different periods of time in comparison to the performance of a broad market index. The figures in the bar charts and tables assume the reinvestment of dividends and capital gains distributions. The after-tax returns are calculated using the highest historical federal income and capital gains tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown. Returns After Taxes on Distributions assume a continued investment in a Fund and show the effect of taxes on Fund distributions. Returns After Taxes on Distributions and Sale of Fund Shares assume all shares were redeemed at the end of each measurement period, and show the effect of any taxable gain (or offsetting loss) on redemption, as well as the effects of taxes on Fund distributions. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. After-tax returns for other classes of shares will differ from those shown below. Of course, this past performance (before and after taxes) does not necessarily indicate how a Fund will perform in the future.

                                [GRAPHIC OMITTED]

38

NOVA FUND
--------------------------------------------------------------------------------
THE PERFORMANCE INFORMATION SHOWN BELOW FOR THE INVESTOR CLASS SHARES IS BASED ON A CALENDAR YEAR. THE YEAR-TO-DATE RETURN FOR THE PERIOD FROM JANUARY 1, 2007 THROUGH JUNE 30, 2007 IS 8.44%.

  [THE FOLLOWING TABLE WAS REPRESENTED BY A BAR CHART IN THE PRINTED MATERIAL.]

   1997    1998    1999    2000    2001    2002    2003    2004   2005    2006
  ----------------------------------------------------------------------------
  42.33   35.13   24.00  -19.57  -22.22  -35.09   40.45   15.44   4.62   19.72

Highest Quarter Return                                     Lowest Quarter Return
(quarter ended 12/31/1998) 31.69%              (quarter ended 9/30/2002) -26.38%


AVERAGE ANNUAL TOTAL RETURN
(FOR PERIODS ENDED DECEMBER 31, 2006)

INVESTOR CLASS SHARES                   Past 1 Year  Past 5 Years  Past 10 Years
--------------------------------------------------------------------------------
Return Before Taxes                       19.72%         5.68%         7.00%
Return After Taxes on Distributions       17.16%         5.00%         6.57%
Return After Taxes on Distributions
   and Sale of Fund Shares                12.83%         4.50%         5.91%
S&P 500(R) Index 1                        15.79%         6.19%         8.42%

1 THE S&P 500(R) INDEX IS AN UNMANAGED CAPITALIZATION-WEIGHTED INDEX COMPOSED OF 500 COMMON STOCKS, WHICH ARE CHOSEN BY STANDARD & POOR'S, A DIVISION OF THE MCGRAW-HILL COMPANY ("S&P") ON A STATISTICAL BASIS. RETURNS REFLECT NO DEDUCTION FOR FEES, EXPENSES, OR TAXES.

                                [GRAPHIC OMITTED]

                                                                   PROSPECTUS 39

S&P 500 FUND
--------------------------------------------------------------------------------
The S&P 500 Fund commenced operations on May 31, 2006 and therefore does not have a performance history for a full calendar year.

INVERSE S&P 500 STRATEGY FUND
--------------------------------------------------------------------------------
THE PERFORMANCE INFORMATION SHOWN BELOW FOR THE INVESTOR CLASS SHARES IS BASED ON A CALENDAR YEAR. THE YEAR-TO-DATE RETURN FOR THE PERIOD FROM JANUARY 1, 2007 THROUGH JUNE 30, 2007 IS -2.73%.

  [THE FOLLOWING TABLE WAS REPRESENTED BY A BAR CHART IN THE PRINTED MATERIAL.]

      1997    1998    1999   2000   2001   2002    2003   2004   2005   2006
    ------------------------------------------------------------------------
    -20.98  -19.01  -12.40  17.45  16.33  22.23  -23.73  -9.82  -0.65  -6.96

Highest Quarter Return                                     Lowest Quarter Return
(quarter ended 9/30/2001) 17.66%              (quarter ended 12/31/1998) -17.06%


AVERAGE ANNUAL TOTAL RETURN
(FOR PERIODS ENDED DECEMBER 31, 2006)

INVESTOR CLASS SHARES                   Past 1 Year  Past 5 Years  Past 10 Years
--------------------------------------------------------------------------------
Return Before Taxes                       -6.96%        -4.92%         -5.06%
Return After Taxes on Distributions       -7.91%        -5.49%         -5.43%
Return After Taxes on Distributions
   and Sale of Fund Shares                -4.53%        -4.39%         -4.31%
S&P 500(R) Index 1                        15.79%         6.19%          8.42%

1 THE S&P 500(R) INDEX IS AN UNMANAGED CAPITALIZATION-WEIGHTED INDEX COMPOSED OF 500 COMMON STOCKS, WHICH ARE CHOSEN BY STANDARD & POOR'S, A DIVISION OF THE MCGRAW-HILL COMPANY ("S&P") ON A STATISTICAL BASIS. RETURNS REFLECT NO DEDUCTION FOR FEES, EXPENSES, OR TAXES.

                                [GRAPHIC OMITTED]

40

OTC FUND
--------------------------------------------------------------------------------
THE PERFORMANCE INFORMATION SHOWN BELOW FOR THE INVESTOR CLASS SHARES IS BASED ON A CALENDAR YEAR. THE YEAR-TO-DATE RETURN FOR THE PERIOD FROM JANUARY 1, 2007 THROUGH JUNE 30, 2007 IS 10.01%.

  [THE FOLLOWING TABLE WAS REPRESENTED BY A BAR CHART IN THE PRINTED MATERIAL.]

      1997   1998    1999    2000    2001    2002   2003  2004  2005  2006
     ---------------------------------------------------------------------
     21.85  86.48  100.64  -37.92  -34.65  -38.55  46.24  9.67  1.33  6.27

Highest Quarter Return                                     Lowest Quarter Return
(quarter ended 12/31/1999) 53.00%              (quarter ended 9/30/2001) -36.77%


AVERAGE ANNUAL TOTAL RETURN
(FOR PERIODS ENDED DECEMBER 31, 2006)

INVESTOR CLASS SHARES                 Past 1 Year  Past 5 Years    Past 10 Years
--------------------------------------------------------------------------------
Return Before Taxes                      6.27%        1.20%            6.98%
Return After Taxes on Distributions      6.27%        1.17%            6.85%
Return After Taxes on Distributions
   and Sale of Fund Shares               4.08%        1.01%            6.09%
Nasdaq 100 Index(R) 2                    6.79%        2.18%            7.90%

2 THE NASDAQ 100 INDEX(R) IS AN UNMANAGED MODIFIED CAPITALIZATION-WEIGHTED INDEX COMPOSED OF 100 OF THE LARGEST NON-FINANCIAL COMPANIES LISTED ON THE NASDAQ STOCK MARKET ("NASDAQ"). RETURNS REFLECT NO DEDUCTION FOR FEES, EXPENSES, OR TAXES.

                                [GRAPHIC OMITTED]

                                                                   PROSPECTUS 41

INVERSE OTC STRATEGY FUND
--------------------------------------------------------------------------------
THE PERFORMANCE INFORMATION SHOWN BELOW FOR THE INVESTOR CLASS SHARES IS BASED ON A CALENDAR YEAR. THE YEAR-TO-DATE RETURN FOR THE PERIOD FROM JANUARY 1, 2007 THROUGH JUNE 30, 2007 IS -6.08%.

  [THE FOLLOWING TABLE WAS REPRESENTED BY A BAR CHART IN THE PRINTED MATERIAL.]

           1999   2000   2001   2002    2003    2004  2005   2006
         --------------------------------------------------------
         -54.31  23.53  15.13  35.46  -36.92  -11.59  1.16  -1.10

Highest Quarter Return                                     Lowest Quarter Return
(quarter ended 9/30/2001) 51.31%              (quarter ended 12/31/1999) -35.88%


AVERAGE ANNUAL TOTAL RETURN
(FOR PERIODS ENDED DECEMBER 31, 2006)

                                                                         Since
                                                                       Inception
INVESTOR CLASS SHARES                      Past 1 Year  Past 5 Years  (9/3/1998)
--------------------------------------------------------------------------------
Return Before Taxes                          -1.10%        -5.45%       -13.05%
Return After Taxes on Distributions          -1.98%        -5.92%       -13.37%
Return After Taxes on Distributions
   and Sale of Fund Shares                   -0.72%        -4.78%       -10.14%
Nasdaq 100 Index(R) 2                         6.79%         2.18%         4.59%

2 THE NASDAQ 100 INDEX(R) IS AN UNMANAGED MODIFIED CAPITALIZATION-WEIGHTED INDEX COMPOSED OF 100 OF THE LARGEST NON-FINANCIAL COMPANIES LISTED ON THE NASDAQ STOCK MARKET ("NASDAQ"). RETURNS REFLECT NO DEDUCTION FOR FEES, EXPENSES, OR TAXES.

                                [GRAPHIC OMITTED]

42

MID-CAP 1.5X STRATEGY FUND
--------------------------------------------------------------------------------
THE PERFORMANCE INFORMATION SHOWN BELOW FOR THE H-CLASS SHARES IS BASED ON A CALENDAR YEAR. THE YEAR-TO-DATE RETURN FOR THE PERIOD FROM JANUARY 1, 2007 THROUGH JUNE 30, 2007 IS 15.32%.

  [THE FOLLOWING TABLE WAS REPRESENTED BY A BAR CHART IN THE PRINTED MATERIAL.]

                       2002    2003    2004    2005    2006
                     --------------------------------------
                     -27.40   50.89   21.73   13.89   10.81

Highest Quarter Return                                     Lowest Quarter Return
(quarter ended 6/30/2003) 27.12%               (quarter ended 9/30/2002) -25.72%


AVERAGE ANNUAL TOTAL RETURN
(FOR PERIODS ENDED DECEMBER 31, 2006)

                                                                        Since
                                                                      Inception
H-CLASS SHARES                            Past 1 Year  Past 5 Years  (8/16/2001)
--------------------------------------------------------------------------------
Return Before Taxes                          10.81%       10.97%        9.56%
Return After Taxes on Distributions          10.26%       10.77%        9.38%
Return After Taxes on Distributions and
   Sale of Fund Shares                        7.79%        9.54%        8.31%
S&P MidCap 400(R) Index 3                    10.32%       10.89%       10.39%

3     THE S&P MIDCAP 400(R) INDEX IS AN UNMANAGED MODIFIED
      CAPITALIZATION-WEIGHTED INDEX COMPOSED OF 400 MID CAP STOCKS CHOSEN BY S&P FOR MARKET SIZE, LIQUIDITY, AND INDUSTRY GROUP REPRESENTATION. RETURNS REFLECT NO DEDUCTION FOR FEES, TAXES OR EXPENSES.

                                [GRAPHIC OMITTED]

                                                                   PROSPECTUS 43

INVERSE MID-CAP STRATEGY FUND
--------------------------------------------------------------------------------
THE PERFORMANCE INFORMATION SHOWN BELOW FOR THE H-CLASS SHARES IS BASED ON A CALENDAR YEAR. THE YEAR-TO-DATE RETURN FOR THE PERIOD FROM JANUARY 1, 2007 THROUGH JUNE 30, 2007 IS -7.35%.

  [THE FOLLOWING TABLE WAS REPRESENTED BY A BAR CHART IN THE PRINTED MATERIAL.]

                                   2005    2006
                                  -------------
                                  -8.50   -3.35

Highest Quarter Return                                     Lowest Quarter Return
(quarter ended 6/30/2006) 4.45%                 (quarter ended 3/31/2006) -5.68%


AVERAGE ANNUAL TOTAL RETURN
(FOR PERIODS ENDED DECEMBER 31, 2006)

                                                                        Since
                                                                      Inception
H-CLASS SHARES                                         Past 1 Year   (2/20/2004)
--------------------------------------------------------------------------------
Return Before Taxes                                       -3.35%       -8.65%
Return After Taxes on Distributions                       -5.89%       -9.68%
Return After Taxes on Distributions and Sale of
   Fund Shares                                            -2.21%       -7.83%
S&P MidCap 400(R) Index 3                                 10.32%       12.31%

3     THE S&P MIDCAP 400(R) INDEX IS AN UNMANAGED MODIFIED
      CAPITALIZATION-WEIGHTED INDEX COMPOSED OF 400 MID CAP STOCKS CHOSEN BY S&P FOR MARKET SIZE, LIQUIDITY, AND INDUSTRY GROUP REPRESENTATION. RETURNS REFLECT NO DEDUCTION FOR FEES, TAXES OR EXPENSES.

                                [GRAPHIC OMITTED]

44

RUSSELL 2000(R) 1.5X STRATEGY FUND
--------------------------------------------------------------------------------
THE PERFORMANCE INFORMATION SHOWN BELOW FOR THE H-CLASS SHARES IS BASED ON A CALENDAR YEAR. THE YEAR-TO-DATE RETURN FOR THE PERIOD FROM JANUARY 1, 2007 THROUGH JUNE 30, 2007 IS 8.27%.

  [THE FOLLOWING TABLE WAS REPRESENTED BY A BAR CHART IN THE PRINTED MATERIAL.]

                     2001    2002   2003   2004  2005   2006
                    ----------------------------------------
                    -7.25  -33.70  68.32  25.10  4.04  21.36

Highest Quarter Return                                     Lowest Quarter Return
(quarter ended 6/30/2003) 36.24%               (quarter ended 9/30/2002) -32.32%


AVERAGE ANNUAL TOTAL RETURN
(FOR PERIODS ENDED DECEMBER 31, 2006)

                                                                        Since
                                                                      Inception
H-CLASS SHARES                            Past 1 Year  Past 5 Years  (11/1/2000)
--------------------------------------------------------------------------------
Return Before Taxes                          21.36%       12.01%        7.08%
Return After Taxes on Distributions          20.68%       11.85%        6.96%
Return After Taxes on Distributions
   and Sale of Fund Shares                   14.81%       10.50%        6.16%
Russell 2000(R) Index 4                      18.37%       11.39%        9.20%

4 THE RUSSELL 2000(R) INDEX IS AN UNMANAGED INDEX THAT IS A WIDELY RECOGNIZED INDICATOR OF SMALL-CAPITALIZATION COMPANY PERFORMANCE. RETURNS REFLECT NO DEDUCTION FOR FEES, EXPENSES OR TAXES.

                                [GRAPHIC OMITTED]

                                                                   PROSPECTUS 45

RUSSELL 2000(R) FUND
--------------------------------------------------------------------------------
The Russell 2000(R) Fund commenced operations on May 31, 2006 and therefore does not have a performance history for a full calendar year.

INVERSE RUSSELL 2000(R) STRATEGY FUND
--------------------------------------------------------------------------------
THE PERFORMANCE INFORMATION SHOWN BELOW FOR THE H-CLASS SHARES IS BASED ON A CALENDAR YEAR. THE YEAR-TO-DATE RETURN FOR THE PERIOD FROM JANUARY 1, 2007 THROUGH JUNE 30, 2007 IS -2.93%.

  [THE FOLLOWING TABLE WAS REPRESENTED BY A BAR CHART IN THE PRINTED MATERIAL.]

                                   2005    2006
                                  -------------
                                  -2.69  -11.39

Highest Quarter Return                                     Lowest Quarter Return
(quarter ended 6/30/2006) 6.17%                (quarter ended 3/31/2006) -11.13%


AVERAGE ANNUAL TOTAL RETURN
(FOR PERIODS ENDED DECEMBER 31, 2006)

                                                                        Since
                                                                      Inception
H-CLASS SHARES                                        Past 1 Year    (2/20/2004)
--------------------------------------------------------------------------------
Return Before Taxes                                     -11.39%         -9.55%
Return After Taxes on Distributions                     -12.84%        -10.25%
Return After Taxes on Distributions and Sale of
   Fund Shares                                           -7.42%         -8.38%
Russell 2000(R) Index 4                                  18.37%         12.61%

4 THE RUSSELL 2000(R) INDEX IS AN UNMANAGED INDEX THAT IS A WIDELY RECOGNIZED INDICATOR OF SMALL-CAPITALIZATION COMPANY PERFORMANCE. RETURNS REFLECT NO DEDUCTION FOR FEES, EXPENSES OR TAXES.

                                [GRAPHIC OMITTED]

46

EUROPE 1.25X STRATEGY FUND
--------------------------------------------------------------------------------
THE PERFORMANCE INFORMATION SHOWN BELOW FOR THE H-CLASS SHARES IS BASED ON A CALENDAR YEAR. THE YEAR-TO-DATE RETURN FOR THE PERIOD FROM JANUARY 1, 2007 THROUGH JUNE 30, 2007 IS 13.57%.

  [THE FOLLOWING TABLE WAS REPRESENTED BY A BAR CHART IN THE PRINTED MATERIAL.]

                     2001    2002   2003   2004  2005    2006
                   ------------------------------------------
                   -29.67  -28.94  42.77  16.65  6.66   29.20

Highest Quarter Return                                     Lowest Quarter Return
(quarter ended 6/30/2003) 27.02%               (quarter ended 9/30/2002) -29.14%


AVERAGE ANNUAL TOTAL RETURN
(FOR PERIODS ENDED DECEMBER 31, 2006)

                                                                         Since
                                                                       Inception
H-CLASS SHARES                             Past 1 Year  Past 5 Years  (5/8/2000)
--------------------------------------------------------------------------------
Return Before Taxes                           29.20%       10.28%        0.51%
Return After Taxes on Distributions           28.97%        9.55%        0.01%
Return After Taxes on Distributions
   and Sale of Fund Shares                    18.97%        8.47%        0.11%
Dow Jones STOXX 50 Index(SM) 5                26.96%       11.22%        3.62%

5 THE DOW JONES STOXX 50 INDEX(SM) IS AN UNMANAGED INDEX THAT IS A WIDELY RECOGNIZED INDICATOR OF EUROPEAN STOCK MARKET PERFORMANCE. RETURNS REFLECT NO DEDUCTION FOR FEES, EXPENSES OR TAXES. STOXX AND DOW JONES CLAIM COPYRIGHT AND OTHER PROPRIETARY INTEREST IN DOW JONES STOXX 50 INDEX(SM). THE DOW JONES STOXX 50 INDEX(SM) AND THE RELATED TRADEMARKS HAVE BEEN LICENSED FOR CERTAIN PURPOSES BY THE ADVISOR.

                                [GRAPHIC OMITTED]

                                                                   PROSPECTUS 47

JAPAN 1.25X STRATEGY FUND
--------------------------------------------------------------------------------
THE PERFORMANCE INFORMATION SHOWN BELOW FOR THE H-CLASS SHARES IS BASED ON A CALENDAR YEAR. THE YEAR-TO-DATE RETURN FOR THE PERIOD FROM JANUARY 1, 2007 THROUGH JUNE 30, 2007 IS 1.49%.

  [THE FOLLOWING TABLE WAS REPRESENTED BY A BAR CHART IN THE PRINTED MATERIAL.]

                      2001    2002   2003   2004   2005  2006
                    -----------------------------------------
                    -41.52  -16.18  39.38  11.56  20.34  4.54

Highest Quarter Return                                     Lowest Quarter Return
(quarter ended 9/30/2003) 24.87%               (quarter ended 9/30/2001) -23.96%


AVERAGE ANNUAL TOTAL RETURN
(FOR PERIODS ENDED DECEMBER 31, 2006)

                                                                         Since
                                                                       Inception
H-CLASS SHARES                             Past 1 Year  Past 5 Years  (5/8/2000)
--------------------------------------------------------------------------------
Return Before Taxes                            4.54%       10.40%        -8.27%
Return After Taxes on Distributions           -9.27%        6.98%       -10.41%
Return After Taxes on Distributions
   and Sale of Fund Shares                     3.97%        7.19%        -7.76%
Topix 100 Index 6                              7.06%       11.42%        -3.66%

6 THE TOPIX 100 INDEX IS AN UNMANAGED INDEX THAT IS A WIDELY RECOGNIZED INDICATOR OF JAPANESE STOCK MARKET PERFORMANCE. RETURNS REFLECT NO DEDUCTION FOR FEES, EXPENSES OR TAXES.

                                [GRAPHIC OMITTED]

48

GOVERNMENT LONG BOND 1.2X STRATEGY FUND
--------------------------------------------------------------------------------
THE PERFORMANCE INFORMATION SHOWN BELOW FOR THE INVESTOR CLASS SHARES IS BASED ON A CALENDAR YEAR. THE YEAR-TO-DATE RETURN FOR THE PERIOD FROM JANUARY 1, 2007 THROUGH JUNE 30, 2007 IS -4.36%.

  [THE FOLLOWING TABLE WAS REPRESENTED BY A BAR CHART IN THE PRINTED MATERIAL.]

        1997   1998    1999   2000  2001   2002   2003  2004  2005   2006
       ------------------------------------------------------------------
       16.31  15.89  -18.99  21.26  0.80  19.03  -1.68  9.52  8.32  -3.14

Highest Quarter Return                                     Lowest Quarter Return
(quarter ended 9/30/2002) 17.42%                (quarter ended 3/31/1999) -8.98%


AVERAGE ANNUAL TOTAL RETURN
(FOR PERIODS ENDED DECEMBER 31, 2006)

INVESTOR CLASS SHARES                   Past 1 Year  Past 5 Years  Past 10 Years
--------------------------------------------------------------------------------
Return Before Taxes                        -3.14%       6.11%          6.03%
Return After Taxes on Distributions        -4.44%       4.66%          4.30%
Return After Taxes on Distributions
   and Sale of Fund Shares                 -2.07%       4.38%          4.11%
Lehman Long Treasury Bond Index 7           1.85%       6.94%          7.65%

7 THE LEHMAN LONG TREASURY BOND INDEX IS AN UNMANAGED INDEX THAT IS A WIDELY RECOGNIZED INDICATOR OF U.S. GOVERNMENT BOND PERFORMANCE. RETURNS REFLECT NO DEDUCTION FOR FEES, EXPENSES OR TAXES.

                                [GRAPHIC OMITTED]

                                                                   PROSPECTUS 49

INVERSE GOVERNMENT LONG BOND STRATEGY FUND
--------------------------------------------------------------------------------
THE PERFORMANCE INFORMATION SHOWN BELOW FOR THE INVESTOR CLASS SHARES IS BASED ON A CALENDAR YEAR. THE YEAR-TO-DATE RETURN FOR THE PERIOD FROM JANUARY 1, 2007 THROUGH JUNE 30, 2007 IS 7.17%.

  [THE FOLLOWING TABLE WAS REPRESENTED BY A BAR CHART IN THE PRINTED MATERIAL.]

       1997   1998   1999    2000  2001    2002   2003   2004   2005  2006
      --------------------------------------------------------------------
      -5.56  -4.58  20.36  -13.74  1.42  -16.73  -1.91  -8.71  -4.95  8.33

Highest Quarter Return                                     Lowest Quarter Return
(quarter ended 3/31/2006) 8.01%                (quarter ended 9/30/2002) -13.08%


AVERAGE ANNUAL TOTAL RETURN
(FOR PERIODS ENDED DECEMBER 31, 2006)

INVESTOR CLASS SHARES                   Past 1 Year  Past 5 Years  Past 10 Years
--------------------------------------------------------------------------------
Return Before Taxes                        8.33%        -5.15%        -3.12%
Return After Taxes on Distributions        7.11%        -5.37%        -3.29%
Return After Taxes on Distributions
   and Sale of Fund Shares                 5.40%        -4.43%        -2.68%
Lehman Long Treasury Bond Index 7          1.85%         6.94%         7.65%

7 THE LEHMAN LONG TREASURY BOND INDEX IS AN UNMANAGED INDEX THAT IS A WIDELY RECOGNIZED INDICATOR OF U.S. GOVERNMENT BOND PERFORMANCE. RETURNS REFLECT NO DEDUCTION FOR FEES, EXPENSES OR TAXES.

                                [GRAPHIC OMITTED]

50

HIGH YIELD STRATEGY FUND
--------------------------------------------------------------------------------
The High Yield Strategy Fund commenced operations on April 16, 2007 and therefore does not have a performance history for a full calendar year.

INVERSE HIGH YIELD STRATEGY FUND
--------------------------------------------------------------------------------
The Inverse High Yield Strategy Fund commenced operations on April 16, 2007 and therefore does not have a performance history for a full calendar year.


U.S. GOVERNMENT MONEY MARKET FUND
--------------------------------------------------------------------------------
THE PERFORMANCE INFORMATION SHOWN BELOW FOR THE INVESTOR CLASS SHARES IS BASED ON A CALENDAR YEAR. THE YEAR-TO-DATE RETURN FOR THE PERIOD FROM JANUARY 1, 2007 THROUGH JUNE 30, 2007 IS 2.13%.

  [THE FOLLOWING TABLE WAS REPRESENTED BY A BAR CHART IN THE PRINTED MATERIAL.]

           1997  1998  1999  2000  2001  2002  2003  2004   2005  2006
           -----------------------------------------------------------
           4.57  4.63  4.28  5.41  3.33  0.86  0.24  0.44   2.31  4.04

Highest Quarter Return                                     Lowest Quarter Return
(quarter ended 12/31/2000) 1.45%                 (quarter ended 3/31/2004) 0.03%


AVERAGE ANNUAL TOTAL RETURN
(FOR PERIODS ENDED DECEMBER 31, 2006)

INVESTOR CLASS SHARES                 Past 1 Year   Past 5 Years   Past 10 Years
--------------------------------------------------------------------------------
Return Before Taxes                       4.04%         1.57%          3.00%
90 Day Treasury Composite Index 8         4.87%         2.42%          3.84%

YIELD

Call 800.820.0888 for the U.S. Government Money Market Fund's current yield.

8 THE 90 DAY TREASURY COMPOSITE INDEX IS AN UNMANAGED INDEX THAT IS A WIDELY RECOGNIZED INDICATOR OF GENERAL MONEY MARKET PERFORMANCE. RETURNS REFLECT NO DEDUCTION FOR FEES, EXPENSES OR TAXES.

                                [GRAPHIC OMITTED]
                                                                   PROSPECTUS 51

--------------------------------------------------------------------------------
THIS PAGE INTENTIONALLY LEFT BLANK.

                                [GRAPHIC OMITTED]

52


FUND FEES AND EXPENSES
--------------------------------------------------------------------------------
The tables below describe the fees and expenses that you may pay if you buy and hold Investor Class Shares or H-Class Shares of the Funds described in this Prospectus.

                                                                                INVERSE S&P 500
                                                   NOVA FUND     S&P 500 FUND    STRATEGY FUND
------------------------------------------------------------------------------------------------
                                                INVESTOR CLASS     H-CLASS       INVESTOR CLASS
------------------------------------------------------------------------------------------------
SHAREHOLDER FEES 1                                   None            None             None

ANNUAL FUND OPERATING EXPENSES
(EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)

Management Fees                                      0.75%           0.75%            0.90%

Distribution (12b-1) Fees                            None            0.25%            None

Total Other Expenses                                 0.50%           0.54%            0.46%

   Short Interest Expenses                           None            None             None

   Remaining Other Expenses                          None            None             None
                                                ------------------------------------------------

Total Annual Fund Operating Expenses                 1.25%           1.50%            1.36%
                                                ================================================

1 THE FUNDS MAY IMPOSE A WIRE TRANSFER CHARGE OF $15 ON CERTAIN REDEMPTIONS UNDER $5,000 FOR ACCOUNTS HELD DIRECTLY THROUGH THE FUNDS' TRANSFER AGENT.

                                [GRAPHIC OMITTED]

                                                                   PROSPECTUS 53

----------------------------------------------------------------------------------------------------------------------------------
                                                                INVERSE OTC    MID-CAP 1.5X   INVERSE MID-CAP    RUSSELL 2000(R)
                                                  OTC FUND     STRATEGY FUND   STRATEGY FUND   STRATEGY FUND   1.5X STRATEGY FUND
----------------------------------------------------------------------------------------------------------------------------------
                                               INVESTOR CLASS  INVESTOR CLASS     H-CLASS         H-CLASS           H-CLASS
----------------------------------------------------------------------------------------------------------------------------------
SHAREHOLDER FEES 1                                  None            None            None            None               None

ANNUAL FUND OPERATING EXPENSES
(EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)

Management Fees                                     0.75%           0.90%           0.90%           0.90%              0.90%

Distribution (12b-1) Fees                           None            None            0.25%           0.25%              0.25%

Total Other Expenses                                0.47%           0.50%           0.52%           0.51%              0.51%

   Short Interest Expenses                          None            None            None            None               None

   Remaining Other Expenses                         None            None            None            None               None
                                               -----------------------------------------------------------------------------------

Total Annual Fund Operating Expenses                1.22%           1.40%           1.67%           1.66%              1.66%
                                               ===================================================================================

                                [GRAPHIC OMITTED]

54

FUND FEES AND EXPENSES (CONTINUED)
--------------------------------------------------------------------------------

                                                                     INVERSE
                                                RUSSELL 2000(R)   RUSSELL 2000(R)    EUROPE 1.25X
                                                      FUND        STRATEGY FUND     STRATEGY FUND
--------------------------------------------------------------------------------------------------
                                                    H-CLASS           H-CLASS          H-CLASS
--------------------------------------------------------------------------------------------------
SHAREHOLDER FEES 1                                    None              None            None

ANNUAL FUND OPERATING EXPENSES
(EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)

Management Fees                                       0.75%             0.90%           0.90%

Distribution (12b-1) Fees                             0.25%             0.25%           0.25%

Total Other Expenses                                  0.52%             0.50%           0.51%

   Short Interest Expenses                            None              None            None

   Remaining Other Expenses                           None              None            None
                                                --------------------------------------------------

Total Annual Fund Operating Expenses                  1.52%             1.65%           1.66%
                                                ==================================================

1 THE FUNDS MAY IMPOSE A WIRE TRANSFER CHARGE OF $15 ON CERTAIN REDEMPTIONS UNDER $5,000 FOR ACCOUNTS HELD DIRECTLY THROUGH THE FUNDS' TRANSFER AGENT.

2 SHORT INTEREST EXPENSE OCCURS BECAUSE THE FUND SHORT-SELLS THE LONG TREASURY BOND TO GAIN THE INVERSE EXPOSURE NECESSARY TO MEET ITS INVESTMENT OBJECTIVE. THE FUND MUST PAY OUT THE COUPON RATE OF THE LONG TREASURY BOND TO THE PURCHASER AND RECORDS THIS AS AN EXPENSE. THIS EXPENSE IS OFFSET - IN ITS ENTIRETY OR IN PART - BY THE INCOME DERIVED FROM THE SHORT SALE AND/OR BY EARNINGS ON THE PROCEEDS OF THE SHORT SALE. SHORT INTEREST EXPENSE IS NOT A FEE CHARGED TO THE SHAREHOLDER BY THE ADVISOR OR OTHER SERVICE PROVIDER. RATHER IT IS MORE SIMILAR TO THE TRANSACTION COSTS OR CAPITAL EXPENDITURES ASSOCIATED WITH THE DAY-TO-DAY MANAGEMENT OF ANY MUTUAL FUND. IF THESE COSTS HAD BEEN TREATED AS TRANSACTION COSTS OR CAPITAL ITEMS RATHER THAN AS EXPENSES, THE EXPENSE RATIO WOULD HAVE EQUALED 1.36%.

3 BECAUSE THE FUND IS NEW, "OTHER EXPENSES" ARE BASED ON ESTIMATED AMOUNTS FOR THE CURRENT FISCAL YEAR.

                                [GRAPHIC OMITTED]

                                                                   PROSPECTUS 55

                                                        GOVERNMENT          INVERSE         HIGH     INVERSE
                                                         LONG BOND        GOVERNMENT        YIELD   HIGH YIELD    U.S. GOVT
                                        JAPAN 1.25X    1.2X STRATEGY  LONG BOND STRATEGY  STRATEGY   STRATEGY       MONEY
                                       STRATEGY FUND       FUND              FUND           FUND       FUND      MARKET FUND
------------------------------------------------------------------------------------------------------------------------------
                                          H-CLASS     INVESTOR CLASS    INVESTOR CLASS     H-CLASS   H-CLASS    INVESTOR CLASS
------------------------------------------------------------------------------------------------------------------------------
SHAREHOLDER FEES 1                          None           None                None         None        None         None

ANNUAL FUND OPERATING EXPENSES
(EXPENSES THAT ARE DEDUCTED FROM FUND
ASSETS)

Management Fees                             0.90%          0.50%               0.90%       0.75%       0.75%        0.50%

Distribution (12b-1) Fees                   0.25%          None                None        0.25%       0.25%        None

Total Other Expenses                        0.51%          0.46%               4.07%       0.45% 3     0.45% 3      0.42%

   Short Interest Expenses                  None           None                3.61% 2     None        None         None

   Remaining Other Expenses                 None           None                0.46%       None        None         None
                                       ---------------------------------------------------------------------------------------

Total Annual Fund Operating Expenses        1.66%          0.96%               4.97%       1.45%       1.45%        0.92%
                                       =======================================================================================

                                [GRAPHIC OMITTED]

56

FUND FEES AND EXPENSES (CONTINUED)
--------------------------------------------------------------------------------

EXAMPLE

The Examples that follow are intended to help you compare the cost of investing in Investor Class Shares and H-Class Shares of the Funds with the cost of investing in other mutual funds.

The Examples assume that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year and that the Funds' operating expenses remain the same. Although your actual costs may be higher or lower, the Examples reflect your cost based on these assumptions.


FUND                                                   1 YEAR   3 YEARS   5 YEARS   10 YEARS
--------------------------------------------------------------------------------------------
NOVA - INVESTOR CLASS SHARES                           $  127   $   397   $   686    $ 1,511
S&P 500 - H-CLASS SHARES                               $  157   $   486   $   839    $ 1,835
INVERSE S&P 500 STRATEGY - INVESTOR CLASS SHARES       $  138   $   431   $   745    $ 1,635
OTC - INVESTOR CLASS SHARES                            $  124   $   387   $   670    $ 1,477
INVERSE OTC STRATEGY - INVESTOR CLASS SHARES           $  143   $   443   $   766    $ 1,680
MID-CAP 1.5X STRATEGY - H-CLASS SHARES                 $  170   $   526   $   907    $ 1,976
INVERSE MID-CAP STRATEGY - H-CLASS SHARES              $  169   $   523   $   902    $ 1,965
RUSSELL 2000(R) 1.5X STRATEGY - H-CLASS SHARES         $  169   $   523   $   902    $ 1,965
RUSSELL 2000(R) - H-CLASS SHARES                       $  155   $   480   $   829    $ 1,813
INVERSE RUSSELL 2000(R) STRATEGY - H-CLASS SHARES      $  168   $   520   $   897    $ 1,955
EUROPE 1.25X STRATEGY - H-CLASS SHARES                 $  169   $   523   $   902    $ 1,965
JAPAN 1.25X STRATEGY - H-CLASS SHARES                  $  169   $   523   $   902    $ 1,965
GOVERNMENT LONG BOND 1.2X STRATEGY -
   INVESTOR CLASS SHARES                               $   98   $   306   $   531    $ 1,178
INVERSE GOVERNMENT LONG BOND STRATEGY -
   INVESTOR CLASS SHARES                               $  497   $ 1,492   $ 2,487    $ 4,977
HIGH YIELD STRATEGY - H-CLASS SHARES                   $  148   $   459        --         --
INVERSE HIGH YIELD STRATEGY - H-CLASS SHARES           $  148   $   459        --         --
U.S. GOVERNMENT MONEY MARKET - INVESTOR CLASS SHARES   $   94   $   293   $   509    $ 1,131

                                [GRAPHIC OMITTED]

                                                                   PROSPECTUS 57

MORE INFORMATION ABOUT THE FUNDS:
--------------------------------------------------------------------------------
BENCHMARKS AND INVESTMENTS


The Domestic Equity Funds, International Equity Funds, Government Long Bond 1.2x Strategy Fund and Inverse Government Long Bond Strategy Fund seek to provide investment results that either match the performance of a specific benchmark on a daily basis or correlate to the performance of a specific benchmark over time.

The current benchmark used by each Fund is set forth below:

FUND                                BENCHMARK
--------------------------------------------------------------------------------
NOVA FUND                           150% OF THE PERFORMANCE OF THE S&P 500(R)
                                    INDEX

S&P 500 FUND                        S&P 500(R) INDEX

INVERSE S&P 500                     INVERSE (OPPOSITE) OF THE PERFORMANCE OF THE
STRATEGY FUND                       S&P 500(R) INDEX

OTC FUND                            NASDAQ 100 INDEX(R)

INVERSE OTC                         INVERSE (OPPOSITE) OF THE PERFORMANCE OF THE
STRATEGY FUND                       NASDAQ 100 INDEX(R)

MID-CAP 1.5x                        S&P MIDCAP 400(R) INDEX (The Fund seeks
STRATEGY FUND                       exposure to 150% of the performance of its
                                    benchmark)

INVERSE MID-CAP                     INVERSE (OPPOSITE) OF THE PERFORMANCE OF THE
STRATEGY FUND                       S&P MIDCAP 400(R) INDEX

RUSSELL 2000(R) 1.5x                RUSSELL 2000(R) INDEX (The Fund seeks
STRATEGY FUND                       exposure to 150% of the performance of its
                                    benchmark)

RUSSELL 2000(R) FUND                RUSSELL 2000(R) INDEX

INVERSE RUSSELL 2000(R)             INVERSE (OPPOSITE) OF THE PERFORMANCE OF THE
STRATEGY FUND                       RUSSELL 2000(R) INDEX

EUROPE 1.25x                        DOW JONES STOXX 50 INDEX(SM) (The Fund seeks
STRATEGY FUND                       exposure to 125% of the performance of its
                                    benchmark)

JAPAN 1.25x                         TOPIX 100 INDEX (The Fund seeks exposure to
STRATEGY FUND                       125% of the performance of its benchmark)

GOVERNMENT LONG BOND                LONG TREASURY BOND (The Fund seeks exposure
1.2x STRATEGY FUND                  to 120% of the performance of its benchmark)

INVERSE GOVERNMENT LONG             INVERSE (OPPOSITE) OF THE PERFORMANCE OF THE
BOND STRATEGY FUND                  LONG TREASURY BOND

                                [GRAPHIC OMITTED]

58


A BRIEF GUIDE TO THE UNDERLYING INDICES
DOW JONES STOXX 50(R) INDEX. The Dow Jones Stoxx 50(R) Index is a capitalization-weighted index composed of 50 European blue chip stocks. Index members are chosen by Stoxx Ltd. from 16 countries under criteria designed to identify highly liquid companies that are leaders in their sectors. As of December 29, 2006, the Dow Jones Stoxx 50(R) Index included companies with a capitalization range of $40.9 billion to $238.3 billion.

NASDAQ 100 INDEX(R). The Nasdaq 100 Index(R) is a modified capitalization-weighted index composed of 100 of the largest non-financial companies listed on the Nasdaq Stock Market, Inc. ("Nasdaq"). As of December 29, 2006, the Nasdaq 100 Index(R) included companies with a capitalization range of $3.5 billion to $291.9 billion.

RUSSELL 2000(R) INDEX. The Russell 2000(R) Index is composed of the 2,000 smallest companies in the Russell 3000(R) Index, representing approximately 11% of the Russell 3000(R) total market capitalization. The Russell 3000(R) Index is composed of the 3,000 largest U.S. companies ranked by total market capitalization, representing approximately 98% of the U.S. investable equity market. As of December 29, 2006, the Russell 2000(R) Index included companies with a capitalization range of $39 million to $3.1 billion.

S&P 500 INDEX. The S&P 500 Index is a capitalization-weighted index composed of 500 common stocks, which are chosen by the Standard & Poor's Corporation ("S&P") on a statistical basis. As of December 29, 2006, the S&P 500 Index included companies with a capitalization range of $1.4 billion to $439 billion.

S&P MIDCAP 400 INDEX. The S&P MidCap 400 Index is a modified capitalization-weighted index composed of 400 mid cap stocks chosen by S&P for market size, liquidity, and industry group representation. It covers approximately 7% of the U.S. equities market. As of December 29, 2006, the S&P MidCap 400 Index included companies with a capitalization range of $522 million to $10.7 billion.

TOPIX 100 INDEX. The Topix 100 Index is an index designed to measure performance of the 100 most liquid stocks with the largest market capitalization that are members of the broader Topix Index. The Topix and Topix 100 Indices are published by the Tokyo Stock Exchange. As of December 29, 2006, the Topix 100 Index included companies with a capitalization range of $3.9 billion to $216.7 billion.

                                [GRAPHIC OMITTED]

                                                                   PROSPECTUS 59


--------------------------------------------------------------------------------
UNDERSTANDING COMPOUNDING & THE EFFECT OF LEVERAGE

It is important to understand the effects of compounding when investing in any mutual fund, especially funds that use leverage as part of their investment strategy. The impact of leverage on a fund will generally cause the fund's performance to not match the performance of the index underlying the fund's benchmark over a period of time greater than one day. The following simple examples provide an illustration:

EXAMPLE A: Assume you invest $100 in Fund A, a typical index fund that seeks to match the performance of its underlying index. If the index increases 10% on day one, the value of your shares in Fund A would be expected to increase $10 (10% of $100) to $110. The next day, if the index decreases 10%, the value of your shares in Fund A would be expected to decrease $11 (10% of $110) to $99.

EXAMPLE B: Assume you invested $100 in Fund B, a fund that seeks to return 200% of the performance of its underlying index. If the index increases 10% on day one, the value of your shares in Fund B would be expected to increase $20 (20% of $100) to $120. The next day, if the index decreases 10%, the value of your shares in Fund B would be expected to decrease $24 (20% of $120) to $96.

Because of the effect of compounding, in each case the value of your investment declined even though the index went up 10% on day one and down 10% on day two. However, the effect of compounding was more pronounced when combined with leverage (Example B).

The examples demonstrate that over time, the cumulative percentage increase or decrease in the net asset value of a fund may diverge significantly from the cumulative percentage increase or decrease in the multiple of the return of the index underlying a fund's benchmark due to the compounding effect of losses and gains on the returns of the fund. It is also expected that a fund's use of consistently applied leverage will cause the fund to underperform the compounded return of twice its benchmark in a trendless or flat market.
--------------------------------------------------------------------------------


ADVISOR'S INVESTMENT METHODOLOGY

The Advisor develops and implements structured investment strategies designed to achieve each Fund's objective. The Advisor uses quantitative methods to construct portfolios that correlate highly with their respective benchmarks. Statistical techniques are then used to determine the optimal mix of assets for each Fund. The Advisor places particular emphasis on controlling risk relative to each Fund's benchmark or market sector in order to maintain consistency and predictability.

                                [GRAPHIC OMITTED]

60


DOMESTIC EQUITY FUNDS, INTERNATIONAL EQUITY FUNDS, GOVERNMENT LONG BOND 1.2X STRATEGY FUND AND INVERSE GOVERNMENT LONG BOND STRATEGY FUND. The Advisor's primary objective for the Funds is to correlate with the performance of the index underlying each Fund's benchmark. The following Funds -- the Nova Fund, Mid-Cap 1.5x Strategy Fund, Russell 2000(R) 1.5x Strategy Fund, International Equity Funds, and Government Long Bond 1.2x Strategy Fund -- are invested to achieve returns that exceed the returns of the indices underlying their benchmarks. These leveraged returns are achieved not by borrowing, but by the use of futures and other instruments that simulate leveraged returns without requiring a commitment of cash in excess of the Fund's assets. For the Inverse S&P 500 Strategy Fund, Inverse OTC Strategy Fund, Inverse Mid-Cap Strategy Fund, Inverse Russell 2000(R) Strategy Fund, and Inverse Government Long Bond Strategy Fund, the Advisor uses short selling techniques to produce returns that move inversely to the performance of their respective underlying indices.

HIGH YIELD STRATEGY FUND AND INVERSE HIGH YIELD STRATEGY FUND. The Advisor's primary objective for the High Yield Strategy Fund and Inverse High Yield Strategy Fund is to correlate with the performance of the high yield bond market. The Advisor seeks to create portfolios that will correlate highly with the performance of the high yield bond market by investing in credit default swaps, bond futures and other financial instruments that have risk and return characteristics similar to a portfolio of high yield securities. A high yield bond is a bond that is rated below investment grade. Generally, high yield bonds are those bonds rated BB+ and lower by Standard & Poor's Rating Service or Ba1 and lower by Moody's Investor Services, Inc. Investors are subject to credit risk when investing in high yield bonds as issuers of the debt may be unable to make their interest and principal payments. High yield bonds typically pay higher yields because they tend to have a higher risk of defaulting than investment grade bonds. Investors are also subject to interest rate risk when investing in high yield bonds as fixed income securities will generally decrease when interest rates rise. However, the prices of high yield bonds may not necessarily move inversely with changes in interest rates due to changes in credit risk and/or other risks. The Funds will primarily invest in credit default swaps to gain exposure similar to the high yield bond market. A seller of credit default swaps is selling credit protection or assuming credit risk. A buyer of credit default swaps is buying credit protection or mitigating credit risk. The High Yield Strategy Fund will generally be a seller of credit protection and the Inverse High Yield Strategy Fund will generally be a buyer of credit protection. To manage interest rate risk, the Funds invest in bond futures. The High Yield Strategy Fund will typically buy bond futures, whereas the Inverse High Yield Strategy Fund will typically sell bond futures short. Additionally, the Advisor

                                [GRAPHIC OMITTED]

                                                                   PROSPECTUS 61

evaluates the relative liquidity of underlying securities to determine the optimal mix of assets for each Fund.

In response to market, economic, political or other conditions, the Advisor may temporarily use a different investment strategy for defensive purposes. If the Advisor does so, different factors could affect the Funds' performance and the Funds may not achieve their respective investment objectives.


OTHER INVESTMENT PRACTICES AND STRATEGIES

Please see the Statement of Additional Information (the "SAI") for a more complete list of portfolio investment strategies, permitted investments and related risks.

PORTFOLIO HOLDINGS

A description of the Funds' policies and procedures with respect to the disclosure of Fund portfolio securities is available in the SAI.

                                [GRAPHIC OMITTED]

62

INVESTING WITH RYDEX:
--------------------------------------------------------------------------------
SHAREHOLDER INFORMATION

Investor and H-Class Shares are offered directly through Rydex Fund Services Inc. and also through authorized securities brokers and other financial intermediaries.

OPENING YOUR ACCOUNT


You will need to open a Rydex shareholder account to make share transactions - buy, sell or exchange shares of the Funds. You can request an account application by calling Rydex Client Services at 800.820.0888 or 301.296.5406 or simply download an application from the Rydex web site - www.rydexinvestments.com. Certain account types may be opened online via the website. For more information on opening an account, call Rydex Client Services at 800.820.0888 or 301.296.5406 or visit www.rydexinvestments.com.


The type of application you will need depends on the type of account you want to open. For example, if you are opening a retirement account, such as an IRA, you will need to complete a different application than you would if you were opening a taxable account. When you call Rydex to request an account application, be sure to let the Client Services representative know what type of account you want to open to ensure that you receive the correct application.

If you open your account through a broker or other financial intermediary, your financial intermediary will ordinarily assist you in completing the necessary application to open your account with Rydex.


--------------------------------------------------------------------------------
MINIMUM AMOUNTS FOR ESTABLISHING ACCOUNTS

The minimum initial investment amounts for accounts held through a third party (E.G., a brokerage account) are:

o     $1,000 for retirement accounts

o     $2,500 for all other accounts

Accounts held DIRECTLY at Rydex are subject to a minimum account balance of $25,000 FOR NON-MANAGED ACCOUNTS (INCLUDING RETIREMENT ACCOUNTS) and $15,000 FOR ACCOUNTS MANAGED BY FINANCIAL INTERMEDIARIES. Accounts opened through a financial intermediary (non-direct) will be subject to your financial intermediary's minimum initial investment amount and minimum account balance requirements, which may be different than the amounts above.

To open an IRA account with Rydex directly, you must transfer an existing IRA (or multiple IRAs) in order to meet the minimum investment amount requirements.

There are no minimum amounts for subsequent investments in the Funds except for subsequent investments made via Automated Clearing House ("ACH"). For more information about subsequent investments via ACH please see "Purchase Procedures" below. Rydex reserves the right to modify its minimum account requirements at any time, with or without prior notice to you.
--------------------------------------------------------------------------------

                                [GRAPHIC OMITTED]

                                                                   PROSPECTUS 63

TIPS TO SUCCESSFULLY COMPLETE YOUR ACCOUNT APPLICATION

o You must provide each account holder's social security number or tax ID number and date of birth on the application to avoid a delay in processing.

o Attach a copy of the trust document when establishing a trust account.

o When establishing an account for your corporation, partnership or self directed retirement plan, please indicate the correct account type to ensure proper tax reporting, and provide a copy of one of the following documents: registered articles of incorporation, government-issued business license, partnership papers, plan documents or other official documentation that verifies the entity and lists the authorized individuals. Failure to provide this documentation may result in a delay in processing your application.

o You must provide a street address (Rydex does not accept P.O. Box only addresses). If any joint owner has a different address than the account registration, please indicate what it is on the application.

o BE SURE TO SIGN THE APPLICATION.

o If you open an account directly with Rydex you will receive a confirmation statement by mail confirming your initial purchase. Review this confirmation carefully to ensure that all of the information is correct. Notify us promptly of any errors.

TRANSACTION INFORMATION
--------------------------------------------------------------------------------


This section provides important information about the procedures that you must follow when you buy, sell or exchange shares of the Funds. You may submit transaction orders to buy, sell or exchange Fund shares on any day that the NYSE is open for business (a "Business Day"). However, the Government Long Bond 1.2x Strategy Fund and Inverse Government Long Bond Strategy Fund will not accept transaction orders and will not calculate net asset value ("NAV") on days when the U.S. Government Bond Market is closed, including Columbus Day and Veterans' Day. On any day that the Federal Reserve Bank of New York or the NYSE closes early, the principal government securities and corporate bond markets close early (such as on days in advance of holidays generally observed by participants in these markets), or as permitted by the U.S. Securities and Exchange Commission (the "SEC"), the Funds reserve the right to advance the time that NAV is calculated and, correspondingly, the time by which purchase and redemption orders must be received.


Notwithstanding the foregoing, the U.S. Government Money Market Fund reserves the right to accept orders to purchase or redeem shares on any day that is not a Business Day and the Federal Reserve Bank of New York or National Securities Clearing Corporation remains open. In addition, the U.S.

                                [GRAPHIC OMITTED]

64

Government Money Market Fund may designate special hours of operation on any such day. In the event that the U.S. Government Money Market Fund invokes the right to accept orders to purchase or redeem shares on any day that is not a Business Day and/or adopt special hours of operation, the U.S. Government Money Market Fund will post advance notice of these events at www.rydexinvestments.com.

TRANSACTION CUT-OFF TIMES

All shareholder transaction orders are processed at the NAV next determined after your transaction order is received with all of the necessary information, sometimes referred to as "good order," by the Funds' transfer agent, distributor, or authorized dealer. The following transaction cut-off times have been established in order to allow the transfer agent appropriate time to report the current day's trading activity to the Funds' Advisor. Any application that is sent to the transfer agent does not constitute a purchase order until the transfer agent processes the application and receives correct payment by check, wire transfer or ACH.


-------------------------------------------------------------------------------
                                            MORNING         AFTERNOON
METHOD         FUND                         CUT-OFF TIME    CUT-OFF TIME
-------------------------------------------------------------------------------
By Mail        All Funds                    Not Available   Market Close
-------------------------------------------------------------------------------
By Phone       Domestic Equity Funds -      Not Available   3:45 P.M., Eastern
               except for the S&P 500                       Time
               Fund and Russell 2000(R)
               Fund
               ----------------------------------------------------------------
               S&P 500 Fund and Russell     10:30 A.M.,     3:45 P.M., Eastern
               2000(R) Fund                 Eastern Time    Time
               ----------------------------------------------------------------
               International Equity Funds   Not Available   3:45 P.M., Eastern
                                                            Time
               ----------------------------------------------------------------
               Fixed Income Funds -         Not Available   3:45 P.M., Eastern
               except for the High Yield                    Time
               Strategy Fund and Inverse
               High Yield Strategy Fund
               ----------------------------------------------------------------
               High Yield Strategy Fund     Not Available   3:30 P.M.,
               and Inverse High Yield                       Eastern Time
               Strategy Fund
               ----------------------------------------------------------------
               U.S. Government Money        Not Available   1:00 P.M.,
               Market Fund**                                Eastern Time
-------------------------------------------------------------------------------

                                [GRAPHIC OMITTED]

                                                                   PROSPECTUS 65

-------------------------------------------------------------------------------
                                            MORNING         AFTERNOON
METHOD         FUND                         CUT-OFF TIME    CUT-OFF TIME
-------------------------------------------------------------------------------
By Internet    Domestic Equity Funds -      Not Available   3:50 P.M.,
               except for the S&P 500                       Eastern Time
               Fund and Russell 2000(R)
               Fund
               ----------------------------------------------------------------
               S&P 500 Fund and Russell     10:30 A.M.,     3:50 P.M.,
               2000(R) Fund                 Eastern Time    Eastern Time
               ----------------------------------------------------------------
               International Equity Funds   Not Available   3:50 P.M.,
                                                            Eastern Time
               ----------------------------------------------------------------
               Fixed Income Funds -         Not Available   3:50 P.M.,
               except for the High Yield                    Eastern Time
               Strategy Fund and Inverse
               High Yield Strategy Fund
               ----------------------------------------------------------------
               High Yield Strategy Fund     Not Available   3:45 P.M., Eastern
               and Inverse High Yield                       Time
               Strategy Fund
               ----------------------------------------------------------------
               U.S. Government Money        Not Available   1:00 P.M.,
               Market Fund**                                Eastern Time
-------------------------------------------------------------------------------
By Financial   All Funds - except for the   Not Available   Market Close*
Intermediary   S&P 500 Fund and Russell
               2000(R) Fund
               ------------------------------------------
               S&P 500 Fund and Russell     10:30 A.M.,
               2000(R) Fund                 Eastern Time*
--------------------------------------------------------------------------------

 * EACH FINANCIAL INTERMEDIARY MAY HAVE ITS OWN RULES ABOUT SHARE TRANSACTIONS, AND MAY HAVE DIFFERENT CUT-OFF TIMES FOR PROCESSING YOUR TRANSACTION ORDER.

** TO RECEIVE THE CURRENT BUSINESS DAY'S DIVIDEND FOR THE U.S. GOVERNMENT MONEY MARKET FUND, THE FUND MUST RECEIVE YOUR WIRE PURCHASE ORDER BY 1:00 P.M., EASTERN TIME. ALL REDEMPTION ORDERS RECEIVED PRIOR TO 1:00 P.M., EASTERN TIME WILL NOT RECEIVE THE CURRENT BUSINESS DAY'S DIVIDEND. ALL REDEMPTION ORDERS RECEIVED AFTER 1:00 P.M., EASTERN TIME ARE ENTITLED TO RECEIVE THE CURRENT BUSINESS DAY'S DIVIDEND.


EARLY TRANSACTION CUT-OFF TIMES

On any day that a Fund calculates NAV earlier than normal, as described below, Rydex reserves the right to advance the time on that day by which shareholder transaction orders must be received by the transfer agent.

                                [GRAPHIC OMITTED]

66

--------------------------------------------------------------------------------
CALCULATING NAV

The price at which you buy, sell and exchange shares is the net asset value per share, which is also known as NAV.

Each Fund calculates its NAV by:

o Taking the current market value of its total assets

o Subtracting any liabilities

o Dividing that amount by the total number of shares owned by shareholders

The Funds, except for the S&P 500 Fund and Russell 2000(R) Fund, calculate NAV once each Business Day as of the regularly scheduled close of normal trading on the NYSE (normally, 4:00 p.m., Eastern Time). The S&P 500 and Russell 2000(R) Funds, calculate NAV twice each Business Day, first in the morning and again in the afternoon. The S&P 500 and Russell 2000(R) Funds' morning NAV is calculated as of 10:45 a.m., Eastern Time and the Funds' afternoon NAV is calculated as of the regularly scheduled close of normal trading on the NYSE (normally, 4:00 p.m., Eastern Time).

If the primary exchange or market where the Funds' securities or other investments trade closes early - such as on days in advance of holidays generally observed by participants in these markets - the Funds may calculate NAV as of the earlier closing time in accordance with the policies set forth in the Funds' SAI. For more information on these early closings, please call
800.820.0888 or visit the Rydex web site - www.rydexinvestments.com.


In calculating NAV, the Funds, except for the Europe 1.25x Strategy Fund and Japan 1.25x Strategy Fund, generally values their investment portfolios based on the market price of the securities as of the time the Funds determine NAV. If market prices are unavailable or the Funds think that they are unreliable, the Funds price those securities at fair value as determined in good faith using methods approved by the Board of Trustees. For example, market prices may be unavailable if trading in a particular portfolio security was halted during the day and did not resume prior to the Funds' NAV calculation. The Funds may view market prices as unreliable when the value of a security has been materially affected by events occurring after the market closes, but prior to the time as of which the Funds calculate NAV.

The Europe 1.25x Strategy and Japan 1.25x Strategy Funds generally value their assets at fair value using procedures approved by the Board of Trustees because of the time difference between the close of the relevant foreign exchanges and the time the Europe 1.25x Strategy and Japan 1.25x Strategy Funds price their shares at the close of the NYSE. As such, the value assigned to the Europe 1.25x Strategy and Japan 1.25x Strategy Funds' securities may not be the quoted or published prices of those securities on their primary markets or exchanges.
--------------------------------------------------------------------------------

                                [GRAPHIC OMITTED]

                                                                   PROSPECTUS 67

--------------------------------------------------------------------------------
The use of fair valuation in pricing a security involves the consideration of a number of subjective factors and therefore, is susceptible to the unavoidable risk that the valuation may be higher or lower than the price at which the security might actually trade if a reliable market price were readily available.

The U.S. Government Money Market Fund values its assets using the amortized cost method of valuation pursuant to procedures approved by the Funds' Board of Trustees.

More information about the valuation of the Funds' holdings and the amortized cost method can be found in the SAI.
--------------------------------------------------------------------------------

TRANSACTIONS THROUGH YOUR FINANCIAL INTERMEDIARY

If you opened your account through a financial intermediary, you will ordinarily submit your transaction orders through that financial intermediary. Your financial intermediary is responsible for ensuring that your transaction order is in good order, and promptly transmitting your order to the Funds. Transaction orders received in good order by your financial intermediary will be processed at the Funds' next determined NAV. Financial intermediaries may charge fees for the services they provide to you in connection with processing your transaction order or maintaining your account with them. Each financial intermediary may also have its own rules about minimum initial investment amounts, minimum account balances, share transactions, limits on the number of share transactions you are permitted to make in a given time period, and may have different cut-off times for processing your transaction order. For more information about your financial intermediary's rules and procedures, you should contact your financial intermediary directly.

BUYING FUND SHARES
--------------------------------------------------------------------------------

The Funds offer their shares continuously and investors may submit purchase orders to buy shares on any Business Day. However, Rydex reserves the right to reject or refuse, in whole or in part, any purchase order for Fund shares. Purchase orders, like any other share transaction, are subject to the Funds' transaction cut-off times and will be processed at the NAV next determined after your purchase order is received in good order.

PURCHASE PROCEDURES


The Funds offer you the option to submit purchase orders through your financial intermediary or send purchase orders by mail, fax or internet and send purchase proceeds by check, wire transfer or ACH. The Funds do not accept cash or cash equivalents (such as travelers' checks, money orders or bearer bonds), government checks, third-party checks, starter checks or checks drawn on a line of credit (including credit card convenience checks). Cashiers checks,

                                [GRAPHIC OMITTED]

68

bank checks, official checks and treasurers' checks less than or equal to $10,000 are also not accepted. Rydex reserves the right to refuse other payment instruments if, in the sole discretion of Fund management, it is deemed to be in the best interests of the Funds. You may buy shares and send your purchase proceeds by any of the following methods:

--------------------------------------------------------------------------------
                         INITIAL PURCHASE              SUBSEQUENT PURCHASES
                   -------------------------------------------------------------
                   Complete the account           Complete the Rydex investment
                   application that corresponds   slip included with your
                   to the type of account you     quarterly statement or send
                   are opening.                   written purchase instructions
                                                  that include:
                   o  MAKE SURE TO DESIGNATE
                      THE RYDEX FUND(S)           o  YOUR NAME
                      YOU WANT TO PURCHASE.
BY MAIL                                           o  YOUR SHAREHOLDER ACCOUNT
                   o  MAKE SURE YOUR                 NUMBER
IRA AND OTHER         INVESTMENT MEETS THE
RETIREMENT            ACCOUNT MINIMUM.            o  THE RYDEX FUND(S) YOU WANT
ACCOUNTS REQUIRE                                     TO PURCHASE.
ADDITIONAL
PAPERWORK.
                   -------------------------------------------------------------
                          Make your check payable to RYDEX INVESTMENTS.
                   -------------------------------------------------------------
                        Your check must be drawn on a U.S. bank and payable
                                          in U.S. Dollars.
CALL RYDEX         -------------------------------------------------------------
CLIENT SERVICES      Include the name of the Rydex Fund(s) you want to purchase
TO REQUEST A                               on your check.
RETIREMENT
ACCOUNT INVESTOR         IF YOU DO NOT SPECIFY THE RYDEX FUND(S) YOU WANT TO
APPLICATION KIT.          PURCHASE, YOUR INVESTMENT WILL BE CREDITED TO THE
                             U.S. GOVERNMENT MONEY MARKET FUND.
                   -------------------------------------------------------------
                     Mail your application and      Mail your written purchase
                            check to:               instructions and check to:
                   -------------------------------------------------------------
                   MAILING ADDRESS:
                   Rydex Investments
                   Attn: Ops. Dept.
                   9601 Blackwell Road, Suite 500
                   Rockville, MD 20850
--------------------------------------------------------------------------------

                                [GRAPHIC OMITTED]

                                                                   PROSPECTUS 69

--------------------------------------------------------------------------------
                         INITIAL PURCHASE              SUBSEQUENT PURCHASES
                   -------------------------------------------------------------
                   Submit new account             Be sure to designate in your
                   paperwork, and then call       wire instructions the Rydex
                   Rydex to obtain your           Fund(s) you want to purchase.
                   account number.

                   o  MAKE SURE TO DESIGNATE
                      THE RYDEX FUND(S) YOU
                      WANT TO PURCHASE.

BY WIRE            o  MAKE SURE YOUR INVESTMENT
                      MEETS THE ACCOUNT
RYDEX CLIENT          MINIMUM.
SERVICES PHONE     -------------------------------------------------------------
NUMBER:            To obtain "same-day credit" (to get that Business Day's NAV)
800.820.0888       for your purchase order, YOU MUST CALL RYDEX CLIENT SERVICES
OR                 AND PROVIDE THE FOLLOWING INFORMATION PRIOR TO THE
301.296.5406       TRANSACTION CUT-OFF TIME FOR THE RYDEX FUND(S) YOU ARE
                   PURCHASING:

                   o  Account Number

                   o  Fund Name

                   o  Amount of Wire

                   o  Fed Wire Reference Number (upon request)

                   You will receive a confirmation number to verify that your purchase order has been accepted.

                     IF YOU DO NOT NOTIFY RYDEX CLIENT SERVICES OF THE INCOMING
                     WIRE, YOUR PURCHASE ORDER WILL NOT BE PROCESSED UNTIL THE
                          BUSINESS DAY FOLLOWING THE RECEIPT OF THE WIRE.
                   -------------------------------------------------------------
                   WIRE INSTRUCTIONS:
                   U.S. Bank
                   Cincinnati, OH
                   Routing Number: 0420-00013
                   For Account of: Rydex Investments
                   Account Number: 48038-9030
                   [Your Name]
                   [Your shareholder account number]

                       IF YOU DO NOT SPECIFY WHICH RYDEX FUND(S) YOU WANT TO
                         PURCHASE, YOUR INVESTMENT WILL BE CREDITED TO THE
                           U.S. GOVERNMENT MONEY MARKET FUND.
--------------------------------------------------------------------------------

                                [GRAPHIC OMITTED]

70

--------------------------------------------------------------------------------
                         INITIAL PURCHASE              SUBSEQUENT PURCHASES
--------------------------------------------------------------------------------
                   Submit new account             SUBSEQUENT PURCHASES MADE
                   paperwork, and then call Rydex VIA ACH MUST BE A MINIMUM
                   to obtain your account number. OF $50. To make a subsequent
                   Be sure to complete the        purchase, send written
                   "Electronic Investing (via     purchase instructions that
                   ACH)" section. Then, fax it    include:
                   to Rydex. (ONLY Individual,
                   Joint and UGMA/UTMA accounts   o  YOUR NAME
                   may be opened by fax).
                                                  o  YOUR SHAREHOLDER ACCOUNT
BY ACH             o  MAKE SURE TO INCLUDE A         NUMBER
(FAX)                 LETTER OF INSTRUCTION
                      REQUESTING THAT WE          o  THE RYDEX FUND(S) YOU WANT
                      PROCESS YOUR PURCHASE          TO PURCHASE
                      BY ACH.
                                                  o  ACH BANK INFORMATION (IF
                   o  MAKE SURE TO DESIGNATE         NOT ON RECORD).
                      THE RYDEX FUND(S) YOU
                      WANT TO PURCHASE.

                   o  MAKE SURE YOUR INVESTMENT
                      MEETS THE ACCOUNT
                      MINIMUM.
--------------------------------------------------------------------------------
BY ACH                       Follow the directions on the Rydex web site -
(INTERNET)                             www.rydexinvestments.com
--------------------------------------------------------------------------------


CANCELLED PURCHASE ORDERS

Rydex will ordinarily cancel your purchase order under the following circumstances:

      o     if your bank does not honor your check for any reason

      o     if the transfer agent (Rydex) does not receive your wire transfer

      o     if the transfer agent (Rydex) does not receive your ACH transfer

      o     if your bank does not honor your ACH transfer

IF YOUR PURCHASE ORDER IS CANCELLED FOR ANY OF THESE REASONS, YOU WILL NOT BE ENTITLED TO BENEFIT FROM ANY INCREASE IN NAV THAT THE FUND(S) MAY HAVE EXPERIENCED FROM THE TIME OF YOUR ORDER TO THE TIME OF ITS CANCELLATION. IN ADDITION, IF THE FUND(S) NAV DECREASES IN VALUE FROM THE TIME OF YOUR ORDER TO THE TIME OF ITS CANCELLATION, THE FUND(S) WILL HOLD YOU LIABLE FOR ANY LOSSES THAT IT INCURS AS A RESULT OF YOUR CANCELLED ORDER.

                                [GRAPHIC OMITTED]

                                                                   PROSPECTUS 71

SELLING FUND SHARES
--------------------------------------------------------------------------------

The Funds redeem their shares continuously and investors may sell their shares back to the Funds on any Business Day. You may redeem all or any portion of your Fund shares at the Funds' next determined NAV calculated after your redemption order is received in good order by the transfer agent. Redemption orders, like any other share transaction, are subject to the Funds' transaction cut-off times and will be processed at the NAV next determined after your redemption order is received in good order by the transfer agent.

The Funds may suspend your right to redeem your shares during times when trading on the NYSE is suspended or restricted, or otherwise as permitted by the SEC. The Funds reserve the right to pay part of your redemption proceeds in liquid securities with a market value equal to the redemption price.

REDEMPTION PROCEDURES

You will ordinarily submit your transaction order through your financial intermediary or other securities dealers through which you opened your shareholder account or through Rydex directly. The Funds also offer you the option to send redemption orders to Rydex by:

--------------------------------------------------------------------------------
                      Rydex Investments
                      Attn: Ops. Dept.
      MAIL            9601 Blackwell Road, Suite 500
                      Rockville, MD 20850
--------------------------------------------------------------------------------
                      301.296.5103

                      If you send your redemption order by fax, you must call
      FAX             Rydex Client Services at 800.820.0888 or 301.296.5406 to
                      verify that your fax was received and when it will be
                      processed.
--------------------------------------------------------------------------------
   TELEPHONE          800.820.0888 or 301.296.5406 (not available for retirement accounts)
--------------------------------------------------------------------------------

Whether you transmit your redemption order by mail, fax or telephone, you must include the following information in your redemption order:

      o     your name

      o     your shareholder account number

      o     Fund name(s)

      o     dollar amount or number of shares you would like to sell

      o whether you want your sale proceeds sent to you by check, wire or ACH (a new alternate payee or new wire instructions may require a signature guarantee)

      o signature of account owner(s) (not required for telephone redemptions)

You may only place a redemption order if you are the registered owner of the account or the registered owner has given Rydex written authorization to allow

                                [GRAPHIC OMITTED]

72

you to make redemptions from the account. You will receive a confirmation number for your redemption. Please retain it for your records.

DISTRIBUTIONS FROM QUALIFIED RETIREMENT ACCOUNTS

Distributions from your tax-qualified plan or individual retirement account
(IRA) may have adverse tax consequences to you. You should consult your tax adviser before redeeming shares and making distributions from your tax-qualified plan or IRA account. All requests for distributions of redemption proceeds from tax-qualified plan and IRA accounts must be in writing. All distributions from tax-qualified plans and IRAs are subject to tax withholding rules.

RECEIVING YOUR REDEMPTION PROCEEDS

Your redemption proceeds normally will be sent within seven days of the transfer agent receiving your request. For redemption orders that settle on federal bank holidays, your redemption proceeds will be sent on the next Business Day following the holiday. FOR INVESTMENTS MADE BY CHECK OR ACH (NOT WIRE PURCHASES), PAYMENT OF REDEMPTION PROCEEDS MAY BE DELAYED UNTIL THE TRANSFER AGENT IS REASONABLY SATISFIED THAT YOUR PURCHASE HAS CLEARED. IT MAY TAKE UP TO 15 DAYS FOR YOUR PURCHASE TO CLEAR.

All redemptions will be mailed to your address of record, sent electronically via ACH or wired to your bank account of record. You may request overnight mail service for an additional fee. If you request payment of redemption proceeds to a third party or to a location other than your address of record or bank account of record, your redemption request must be IN WRITING AND MUST INCLUDE A SIGNATURE GUARANTEE AND MAY NOT BE FAXED.

--------------------------------------------------------------------------------
SIGNATURE GUARANTEES

Signature guarantees help protect you and your account against fraud. You can obtain a signature guarantee at most banks and financial intermediaries. A notary public cannot provide a signature guarantee. You may not use fax to transmit a signature guarantee to the Funds.
--------------------------------------------------------------------------------


REDEEMING SHARES BY DRAFT CHECKWRITING

If you hold shares directly, you may redeem shares from the U.S. Government Money Market Fund by writing draft checks for $500 or more on your existing account. The draft checks may be made payable to any person or entity and your account will continue to earn dividends until the draft check clears. If your balance in the U.S. Government Money Market Fund is insufficient to cover the amount of your draft check, the transfer agent will automatically exchange sufficient funds from your Rydex Fund with the highest account balance to cover the draft check.

                                [GRAPHIC OMITTED]

                                                                   PROSPECTUS 73

You can obtain a draft checkwriting application by calling 800.820.0888. Because of the difficulty of determining in advance the exact value of your Fund account, you may not use a draft check to close your account. There is no fee for the draft checkwriting privilege, but if payment on a draft check is stopped upon your request, or if the draft check cannot be honored because of insufficient funds or other valid reasons, you may be charged a fee by the financial institution where you presented your draft check for payment. Rydex may also charge a $25 fee for a draft check that cannot be honored due to insufficient funds. The Funds may suspend the checkwriting privilege at any time.


LOW BALANCE ACCOUNTS

To offset the administrative expense of servicing small accounts, the Funds may impose, without additional notice, an administrative fee of $15 per year during periods where your account balance falls below the account minimum requirements for any reason. The Funds may redeem your shares if the value of your account falls below the required minimum investment amount. However, the Funds will provide you with at least 30 days' written notice to allow you sufficient time to add to your account and avoid the redemption of your shares.

EXCHANGING FUND SHARES
--------------------------------------------------------------------------------


Unlike most mutual funds, the Funds offer unlimited exchange privileges with no minimum holding periods or transaction fees. An exchange is when you sell shares of one Rydex Fund and use the proceeds from that sale to purchase shares of another Rydex Fund. Investors may make exchanges on any Business Day of Investor Class Shares or H-Class Shares of any Rydex Fund for Investor Class Shares or H-Class Shares of any other Rydex Fund on the basis of the respective NAVs of the shares involved. Exchange requests, like any other share transaction, will be processed at the NAV next determined after your exchange order is received in good order. Exchanges involving other Rydex Funds not included in this Prospectus may be subject to different transaction cut-off times. All exchange requests must be received by the Rydex Funds' transfer agent prior to the cut-off time of the Rydex Fund you are exchanging out of or the Rydex Fund you are exchanging into, whichever is earlier, to be processed at that Business Day's NAV. See "Exchanges with Other Rydex Funds" below for additional information. The exchange privilege may be modified or discontinued at any time.


EXCHANGE PROCEDURES

You will ordinarily submit your transaction order through your financial intermediary or other securities dealers through which you opened your shareholder account or through Rydex directly. The Funds also offer you the option to send exchange requests to Rydex by:

                                [GRAPHIC OMITTED]

74

----------------------------------------------------------------------------
              Rydex Investments
              Attn: Ops. Dept.
   MAIL       9601 Blackwell Road, Suite 500
              Rockville, MD 20850
----------------------------------------------------------------------------
              301.296.5101

   FAX        If you send your exchange request by fax, you must call Rydex
              Client Services at 800.820.0888 to verify that your fax was received and when it will be processed.
----------------------------------------------------------------------------
TELEPHONE     800.820.0888 or 301.296.5406
----------------------------------------------------------------------------
              Follow the directions on the Rydex web site -
 INTERNET     www.rydexinvestments.com
----------------------------------------------------------------------------

Whether you transmit your exchange request by mail, fax, telephone or internet, you must include the following information in your exchange request:

      o     your name

      o     your shareholder account number

      o Fund name(s) you are exchanging out of (selling) and Fund name(s) you are exchanging into (buying)

      o dollar amount, number of shares or percentage of Fund position involved in the exchange

      o signature of account owner(s) (not required for telephone or internet exchanges)

You may only place exchange orders if you are the registered owner of the account or the registered owner has given Rydex written authorization to allow you to trade the account. You will receive a confirmation number for your exchange. Please retain it for your records.

MINIMUM EXCHANGE AMOUNTS

The minimum amount for an exchange is either $1,000 or 100% of the Fund position from which the exchange is coming, whichever is less. If you are exchanging the minimum amount, you may not split the proceeds between multiple Rydex Funds. If you place exchange transactions in shares or in percentages, the minimum exchange amount still applies. This minimum may be waived for accounts that are part of an asset allocation strategy.

EXCHANGES WITH OTHER RYDEX FUNDS


On any Business Day, investors may make exchanges of Investor Class Shares or H-Class Shares of the Funds for Investor Class Shares or H-Class Shares of

                                [GRAPHIC OMITTED]

                                                                   PROSPECTUS 75

any Rydex Fund not offered in this Prospectus. WHILE MOST RYDEX FUNDS OFFER UNLIMITED EXCHANGE PRIVILEGES WITH NO MINIMUM HOLDING PERIODS OR TRANSACTION FEES, CERTAIN RYDEX FUNDS DO NOT ALLOW UNLIMITED TRADING. IF YOU ARE CONTEMPLATING AN EXCHANGE FOR SHARES OF ANY RYDEX FUND NOT OFFERED IN THIS PROSPECTUS, YOU SHOULD OBTAIN AND REVIEW THAT RYDEX FUND'S CURRENT PROSPECTUS BEFORE MAKING THE EXCHANGE. You can obtain a prospectus for any Rydex Fund not offered in this Prospectus by calling 800.820.0888 or 301.296.5406 or visiting the Rydex web site at www.rydexinvestments.com.


RYDEX ACCOUNT POLICIES
--------------------------------------------------------------------------------

SHAREHOLDER IDENTIFICATION AND VERIFICATION

Federal regulations may require the Funds to obtain your name, your date of birth (for a natural person), your residential street address or principal place of business and your Social Security Number, Employer Identification Number or other government issued identification when you open an account. Additional information may be required in certain circumstances or to open accounts for corporations or other entities. The Funds may use this information to attempt to verify your identity. The Funds may not be able to establish an account if the necessary information is not received. The Funds may also place limits on account transactions while it is in the process of attempting to verify your identity. Additionally, if the Funds are unable to verify your identity after your account is established, the Funds may be required to redeem your shares and close your account.

Rydex provides accounts for U.S. citizens and resident aliens. We will not open a new account for any non-resident aliens (natural person or entity). If you are unsure of your status please consult your tax adviser. Non-resident aliens may hold Rydex Funds through a financial intermediary, subject to that financial intermediary's requirements.

Customer identification and verification is part of the Funds' overall obligation to deter money laundering under applicable law. The Funds have adopted an anti-money laundering compliance program designed to prevent the Funds from being used for money laundering or the financing of terrorist activities. In this regard, the Funds reserve the right to (i) refuse, cancel or rescind any purchase or exchange order, (ii) freeze any account and/or suspend account services or (iii) involuntarily close your account in cases of threatening conduct or suspected fraudulent or illegal activity. These actions will be taken when, in the sole discretion of Fund management, they are deemed to be in the best interests of the Funds or in cases when the Funds are requested or compelled to do so by governmental or law enforcement authority. If your account is closed at the request of governmental or law enforcement authority, you may not receive proceeds of the redemption if the Funds are required to withhold such proceeds.

                                [GRAPHIC OMITTED]

76

CHANGES TO YOUR ACCOUNT

For information on what is required to make changes and/or additions to your account and to obtain the appropriate forms, please visit the Rydex web site at www.rydexinvestments.com or call 800.820.0888 or 301.296.5406. If you own shares that are registered in your intermediary's name, and you want to transfer the registration to another intermediary or want the shares registered in your name, then you should contact your intermediary for instructions on how to make this change.

TRANSACTIONS OVER TELEPHONE OR INTERNET

Internet and telephone transactions are extremely convenient, but are not risk free. To ensure that your internet and telephone transactions are safe, secure, and as risk-free as possible, the Rydex Funds have instituted certain safeguards and procedures for determining the identity of web site users (including the use of secure passwords and 128-bit encryption technology) and telephone callers and authenticity of instructions. As a result, neither the Funds nor their transfer agent will be responsible for any loss, liability, cost, or expense for following internet, telephone or wire instructions they reasonably believe to be genuine. If you or your intermediaries make exchange requests by telephone or internet, you will generally bear the risk of any loss. Neither the Funds, nor their transfer agent, are responsible for internet transactions that are not received.

During periods of unusually high market activity or other times, it may be difficult to reach Rydex by telephone or access our internet site. Rydex and its affiliates will not be liable for any losses resulting from a cause over which Rydex or its affiliates do not have direct control, including but not limited to the failure of electronic or mechanical equipment or communication lines, telephone or other interconnect problems (E.G., if you are unable to access your online service provider), input errors on the internet, severe weather, facilities emergencies, earthquakes, floods and strikes or other labor problems. If you are not able to reach Rydex by your regular medium, consider sending written instructions.

STATEMENTS & CONFIRMATIONS

You will receive statements and trade confirmations of your investment transactions. You may elect to suppress trade confirmations by requesting this option in writing or via the internet. You may choose to receive your confirmations and/or statements either by mail or electronically.


eDELIVERY SERVICES

eDelivery offers shareholders the convenience of receiving most communications (such as trade confirmations, statements, prospectuses and shareholder reports, etc.) from the Funds through the web via email notification. For more information on eDelivery, please visit the Rydex web site at www.rydexinvestments.com.

                                [GRAPHIC OMITTED]

                                                                   PROSPECTUS 77

The Funds reserve the right to discontinue your eDelivery service if two (2) or more e-mail notices are returned as undeliverable.

RYDEX EXPRESS LINE - 1(800) 717-7776

You may access information about the Rydex Funds and your Rydex account anytime with the Rydex Express Line. This automated line gives you telephone access to Rydex Fund information including NAVs, daily factors, fund assets and distributions as well as balance and history information on your Rydex account.

SERVICE AND OTHER FEES

Rydex may charge the following administrative fees on accounts held directly through the Funds' transfer agent for services associated with the following:

      o     $15 for wire transfers of redemption proceeds under $5,000

      o     $50 on purchase checks returned for insufficient funds

      o $25 to stop payment of a redemption check within 10 Business Days of the settlement date

      o $15 for standard overnight packages (fee may be higher for special delivery options)

      o     $25 for bounced draft checks or ACH transactions

      o     $15 per year for low balance accounts

      o The Funds reserve the right, upon notice, to charge you a fee to cover the costs of special requests for information that require extensive research or employee resources. Such requests could include a request for historical account transcripts or the retrieval of a significant number of documents.

Rydex reserves the right to change any of these fees or add additional service fees at any time.


RETIREMENT ACCOUNT FEES

Certain retirement plans such as IRA, SEP, Roth IRA and 403(b) accounts are charged an annual $15 maintenance fee. Upon liquidating your retirement account, a $15 account-closing fee (and any unpaid annual maintenance fee) will be deducted from the proceeds of your redemption. You may pay the annual maintenance fee at any time during the calendar year by sending Rydex a check. If the annual maintenance fee is not paid separately prior to December, it will be deducted from your account.


ACCOUNT FEE WAIVERS

Certain fees may be waived for accounts with balances equal to or greater than $250,000 at the time the fee is charged. The fees that may be waived are the Annual maintenance fee and account-closing fee for retirement accounts and the fee for wires less than $5,000.

                                [GRAPHIC OMITTED]

78

FREQUENT PURCHASES AND REDEMPTIONS OF FUND SHARES

Because the Funds are designed and operated to accommodate frequent trading by shareholders and, unlike most mutual funds, offer unlimited exchange privileges with no minimum holding periods or transaction fees, the Funds' Board of Trustees has not adopted policies and procedures designed to prevent market timing or to monitor for frequent purchases and redemptions of Fund shares. A significant portion of the assets of the Funds come from investors who take part in certain strategic and tactical asset allocation programs. The Funds anticipate that investors who take part in these programs may frequently redeem or exchange shares of the Funds, which may cause the Funds to experience high portfolio turnover. Higher portfolio turnover may result in the Funds paying higher levels of transaction costs and generating greater tax liabilities for shareholders. In addition, large movements of assets into and out of the Funds may negatively impact a Fund's ability to achieve its investment objective.

RIGHTS RESERVED BY THE FUNDS

The Funds reserve the right to close your account in cases of suspected fraudulent or illegal activity in accordance with applicable law. This action may be taken when, in the sole discretion of Fund management, it is deemed to be in the best interests of the Funds or in cases where the Funds are requested or compelled to do so by applicable law. If your account is closed at the request of governmental or law enforcement authority or pursuant to applicable law, you may not receive proceeds of the redemption if the Funds are required to withhold such proceeds.

DISTRIBUTION AND SHAREHOLDER SERVICES
--------------------------------------------------------------------------------

H-CLASS SHARES

The Funds have adopted a Distribution Plan and a Shareholder Services Plan with respect to H-Class Shares that allows the Funds to pay distribution and/or services fees to Rydex Distributors, Inc. (the "Distributor") and other firms that provide distribution and/or shareholder services ("Service Providers"). The Funds will pay distribution fees to the Distributor at an annual rate not to exceed 0.25% of average daily net assets, pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended. If a Service Provider provides shareholder services, the Funds will pay service fees to the Distributor at an annual rate not to exceed 0.25% of the average daily net assets of a Fund. The Distributor will, in turn, pay the Service Provider for the services it provides. Because the Funds pay these fees out of assets on an ongoing basis, over time these fees may cost you more than other types of sales charges and will increase the cost of your investment.

                                [GRAPHIC OMITTED]

                                                                   PROSPECTUS 79

COMPENSATION TO DEALERS

The Advisor, at its expense, may provide compensation to financial intermediaries for the sale of Fund shares. These payments may be made, at the discretion of the Advisor, to certain dealers who have sold shares of the Rydex Funds. The level of payments made to dealers will generally vary, but may be significant. These payments may provide an incentive for dealers to sell shares of the Rydex Funds and promote the retention of their customer's assets in the Funds. Any payments described above will not change the price paid by investors for the purchase of the applicable Rydex Fund's shares or the amount that any particular Rydex Fund will receive as proceeds from such sales. The Advisor determines the extent of such payments in its sole discretion in response to requests from dealer firms, based on factors it deems relevant, such as the dealer's sales, assets, share class utilized and the quality of the dealer's relationship with the Advisor. The Advisor periodically determines the advisability of continuing these payments. The Advisor may also pay expenses associated with meetings that facilitate educating financial advisers and shareholders about the Rydex Funds that are conducted by dealers.

DIVIDENDS AND DISTRIBUTIONS
--------------------------------------------------------------------------------

TIMING OF PAYMENTS

Income dividends, if any, are paid at least annually by each of the Funds, except the Government Long Bond 1.2x Strategy Fund and U.S. Government Money Market Fund, which declare dividends daily and pay them monthly or upon redemption. The High Yield Strategy Fund and Inverse High Yield Strategy Fund may also pay income dividends on a monthly basis. If you own Fund shares on a Fund's record date, you will be entitled to receive the dividend. The Funds may declare and pay dividends on the same date. The Funds make distributions of capital gains, if any, at least annually. The Funds, however, may declare a special capital gains distribution if the Board of Trustees believes that such a distribution would be in the best interests of the shareholders of a Fund.

DIVIDEND PAYMENT OPTIONS

Dividends and distributions will be paid in the form of additional Fund shares unless you have elected to receive payment in cash. If you did not elect to receive cash payments of dividends and distributions on your application, you must notify the Funds in writing to change your election prior to the date of the next distribution. Your election will become effective for dividends paid after the Funds receive your written notice. To cancel your election, simply send written notice to the Funds. Dividends and distributions with values of $10 or less may be automatically reinvested.

                                [GRAPHIC OMITTED]

80

TAX INFORMATION
--------------------------------------------------------------------------------

The following is a summary of some important tax issues that affect the Funds and their shareholders. The summary is based on current tax laws, which may be changed by legislative, judicial or administrative action. You should not consider this summary to be a detailed explanation of the tax treatment of the Funds, or the tax consequences of an investment in the Funds. MORE INFORMATION ABOUT TAXES IS LOCATED IN THE SAI. YOU ARE URGED TO CONSULT YOUR TAX ADVISER REGARDING SPECIFIC QUESTIONS AS TO FEDERAL, STATE AND LOCAL INCOME TAXES.

TAX STATUS OF EACH FUND

Each Fund is treated as a separate entity for federal tax purposes, and intends to qualify for the special tax treatment afforded to regulated investment companies. As long as a Fund qualifies as a regulated investment company, it pays no federal income tax on the earnings it distributes to shareholders.


TAX STATUS OF DISTRIBUTIONS

      o Each Fund will, at least annually, distribute substantially all of its net investment income and net capital gains income.

      o The income dividends and short-term capital gains distributions you receive from the Funds will be taxed as either ordinary income or qualified dividend income. Dividends that are qualified dividend income are eligible for the reduced maximum rate to individuals of 15% (5% for individuals in lower tax brackets) to the extent that the Fund receives qualified dividend income. The Government Long Bond 1.2x Strategy Fund and U.S. Government Money Market Fund expect to make primarily distributions that will not be treated as qualified dividend income.

      o Any long-term capital gains distributions you receive from a Fund are taxable as long-term capital gains regardless of how long you have owned your shares. Long-term capital gains are currently taxed at a maximum rate of 15%.

      o Absent further legislation, the maximum 15% tax rate on qualified dividend income and long-term capital gains will cease to apply to taxable years beginning after December 31, 2010.

      o Dividends and distributions are generally taxable to you whether you receive them in cash or in additional shares.

      o Corporate shareholders may be entitled to a dividends-received deduction for the portion of dividends they receive that are attributable to dividends received by a Fund from U.S. corporations, subject to certain limitations.

      o Long-term capital gains distributions will result from gains on the sale or exchange of capital assets held by a Fund for more than one year.

                                [GRAPHIC OMITTED]

                                                                   PROSPECTUS 81

      o Distributions paid in January but declared by a Fund in October, November or December of the previous year may be taxable to you in the previous year.

      o A Fund will inform you of the amount of your ordinary income dividends, qualified dividend income, and long-term capital gain distributions shortly after the close of each calendar year.

      o If you hold your shares in a tax-qualified retirement account, you generally will not be subject to federal taxation on Fund distributions until you begin receiving distributions from your retirement account. You should consult your tax adviser regarding the tax rules that apply to your retirement account.

      o With respect to investments by the Europe 1.25x Strategy Fund and the Japan 1.25x Strategy Fund, some foreign governments levy withholding taxes against dividend and interest income. Although in some countries a portion of these withholding taxes is recoverable, the non-recovered portion will reduce the income received from the securities in these Funds. In addition, these Funds may be able to pass along a tax credit for foreign income taxes that they pay. A Fund will provide you with the information necessary to reflect foreign taxes paid on your income tax return if it makes this election.


TAX STATUS OF SHARE TRANSACTIONS

EACH SALE, EXCHANGE, OR REDEMPTION OF FUND SHARES MAY BE A TAXABLE EVENT TO YOU. For tax purposes, an exchange of Fund shares for shares of a different Rydex Fund is treated the same as a sale. You should consider the tax consequences of any redemption or exchange before making such a request, especially with respect to redemptions if you invest in the Funds through a tax-qualified retirement plan.

STATE TAX CONSIDERATIONS

A Fund is not liable for any income or franchise tax in Delaware as long as it qualifies as a regulated investment company for federal income tax purposes. In addition to federal taxes, distributions by the Funds and ownership of Fund shares may be subject to state and local taxes. You should consult your tax adviser regarding how state and local tax laws affect your investment in Fund shares.

                                [GRAPHIC OMITTED]

82

MANAGEMENT OF THE FUNDS
--------------------------------------------------------------------------------

INVESTMENT ADVISOR


Rydex Investments is located at 9601 Blackwell Road, Suite 500, Rockville, Maryland 20850, and serves as investment adviser of the Funds. The Advisor has served as the investment adviser of the Rydex Funds since each Rydex Fund's inception, and also serves as sub-adviser to several other mutual funds.

The Advisor makes investment decisions for the assets of the Funds and continuously reviews, supervises, and administers each Fund's investment program. The Board of Trustees of the Trust supervises the Advisor and establishes policies that the Advisor must follow in its day-to-day management activities. Pursuant to an investment advisory agreement between the Trust and the Advisor, the Funds paid the Advisor a fee for the fiscal year ended March 31, 2007 at an annualized rate based on the average daily net assets of each Fund, as set forth below:

                                                                       ADVISORY
FUND                                                                     FEE
--------------------------------------------------------------------------------
NOVA ...............................................................    0.75%

S&P 500 ............................................................    0.75%

INVERSE S&P 500 STRATEGY ...........................................    0.90%

OTC ................................................................    0.75%

INVERSE OTC STRATEGY ...............................................    0.90%

MID-CAP 1.5x STRATEGY ..............................................    0.90%

INVERSE MID-CAP STRATEGY ...........................................    0.90%

RUSSELL 2000(R) 1.5x STRATEGY ......................................    0.90%

RUSSELL 2000(R) ....................................................    0.75%

INVERSE RUSSELL 2000(R) STRATEGY ...................................    0.90%

EUROPE 1.25x STRATEGY ..............................................    0.90%

JAPAN 1.25x STRATEGY ...............................................    0.90%

GOVERNMENT LONG BOND 1.2x STRATEGY .................................    0.50%

INVERSE GOVERNMENT LONG BOND STRATEGY ..............................    0.90%

HIGH YIELD STRATEGY ................................................    0.75%

INVERSE HIGH YIELD STRATEGY ........................................    0.75%

U.S. GOVERNMENT MONEY MARKET .......................................    0.50%

The Advisor bears all of its own costs associated with providing these advisory services and the expenses of the members of the Board of Trustees who are affiliated with the Advisor. The Advisor may make payments from its own resources to broker-dealers and other financial institutions in connection with the sale of Fund shares.

                                [GRAPHIC OMITTED]

                                                                   PROSPECTUS 83

A discussion regarding the basis for the Board's August 2006 approval of the Funds' investment advisory agreement is available in the Funds' September 30, 2006 Semi-Annual Report to Shareholders, which covers the period April 1, 2006 to September 30, 2006. A discussion regarding the basis for the Board's August 2007 approval of the Funds' investment advisory agreement will be available in the Funds' September 30, 2007 Semi-Annual Report to Shareholders, which covers the period April 1, 2007 to September 30, 2007.


PORTFOLIO MANAGEMENT


Mike Byrum, President and Chief Investment Officer ("CIO") of Rydex Investments, leads the Portfolio Department. Mr. Byrum's senior management team, called the Investment Leadership Team ("ILT"), consists of five investment professionals that are responsible for overseeing different functions within the Portfolio Department. Those members include Michael Dellapa as the Director of Research, Douglas Holmes as the Strategic Advisor, James King as the Director of Portfolio Management, David Reilly as the head of Portfolio Strategies, and Stephen Sachs as the Director of Trading. The role of the ILT is to set the overall policies of the Portfolio Department with respect to investment strategies and business development. The remainder of the Portfolio Department reports to the members of the ILT, and consists of a team of approximately 16 investment professionals that focus on research, trading, and implementing the portfolios.

On a day-to-day basis the following three individuals are jointly and primarily responsible for the management of the Funds.

MICHAEL P. BYRUM, CFA, President and CIO of Rydex Investments - As the CIO, Mr. Byrum has ultimate responsibility of the management of the Funds. He has been associated with Rydex Investments since the Advisor was founded in 1993. Mr. Byrum was named the President of Rydex Investments in 2004 and has served as Chief Investment Officer of Rydex Investments since 2000. During this time, he has played a key role in the development of the firm's investment strategies and product offerings. As Senior Portfolio Manager, Mr. Byrum was instrumental in the launch of the OTC, Precious Metals, Government Long Bond 1.2x Strategy, Inverse Government Long Bond Strategy, Inverse S&P 500 Strategy and Inverse OTC Strategy Funds, and helped to create the Sector Funds, all of which are offered in a separate prospectus. He was named Vice President of Portfolio for Rydex Investments in 1998, and Executive Vice President in 2000. Prior to joining Rydex Investments, Mr. Byrum worked for Money Management Associates, the investment adviser for Rushmore Funds, Inc. He holds a degree in finance from Miami University of Ohio and is a member of the CFA Institute and the Washington Society of Investment Analysts. Mr. Byrum has co-managed each Fund since its inception.

                                [GRAPHIC OMITTED]

84

JAMES R. KING, CFA, Director of Portfolio Management - Mr. King is responsible for a team of portfolio managers who manage all of the Rydex Funds. He joined Rydex Investments in 1996 and was promoted to assistant portfolio manager in 1997. In 1998, he became a portfolio manager and was promoted in 2001 to senior portfolio manager and currently serves as directorof portfolio management. Prior to joining Rydex Investments, Mr. King worked as a registered representative at DMG Securities. He holds a degree in finance from the University of Maryland. Mr. King has co-managed each Fund since its inception except for the Nova, Inverse S&P 500 Strategy, Government Long Bond 1.2x Strategy, Inverse Government Long Bond Strategy and U.S. Government Money Market Fund, which he has co-managed since he was promoted to assistant portfolio manager in 1997.

MICHAEL J. DELLAPA, CFA, Director of Investment Research - Mr. Dellapa joined Rydex Investments in 2000 as a Research Analyst and was promoted to portfolio manager in 2003. During his tenure as a portfolio manager, he had direct oversight for the Russell 2000(R) 1.5x Strategy, Healthcare, Biotechnology, and Consumer Products Funds, all of which are offered in a separate prospectus. In 2005, Mr. Dellapa became Director of Investment Research. Since joining Rydex Investments, Mr. Dellapa has played a key role in developing research processes and systems to enhance current funds and develop new investment products. Prior to joining Rydex Investments, he worked as an equity analyst for Invista Capital and systems analyst for Accenture. He holds an engineering degree from the University of Maryland and MBA from the University of Chicago. Previously, he was owner/consultant of Dellapa Consulting Inc. as well as a senior consultant and an analyst at Andersen Consulting. Mr. Dellapa has co-managed each Fund since September 2005.

Mr. Dellapa oversees the research and creation of the processes used to select investments. Mr. King oversees the day-to-day details of the portfolio management of all of the Rydex Funds. Mr. Byrum generally oversees all aspects of the management of all the Rydex Funds and reviews the activities of Messrs. King and Dellapa, as well as other aspects of the investment management portfolio department.

Additional information about the portfolio managers' compensation, other accounts managed by the portfolio managers, and the portfolio managers' ownership of securities in the Funds is available in the SAI.

                                [GRAPHIC OMITTED]

                                                                   PROSPECTUS 85

--------------------------------------------------------------------------------

THIS PAGE INTENTIONALLY LEFT BLANK.

                                [GRAPHIC OMITTED]

86


FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

The financial highlights tables are intended to help you understand the Funds' financial performance for the past 5 years (or, if shorter, the period of operations of the Funds' Investor Class Shares or H-Class Shares). Certain information reflects financial results for a single share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in a Fund (assuming reinvestment of all dividends and distributions). The information provided below for the period ending March 31, 2007 has been audited by Ernst &

                                                                      NET INCREASE
                                                     NET REALIZED      (DECREASE)
                           NET ASSET       NET            AND          IN NET ASSET    DISTRIBUTIONS   DISTRIBUTIONS
                             VALUE,    INVESTMENT     UNREALIZED     VALUE RESULTING      FROM NET        FROM NET
                           BEGINNING     INCOME     GAINS (LOSSES)        FROM           INVESTMENT       REALIZED
YEAR ENDED                 OF PERIOD    (LOSS)+     ON INVESTMENTS     OPERATIONS          INCOME          GAINS
---------------------------------------------------------------------------------------------------------------------
NOVA FUND INVESTOR CLASS
   MARCH 31, 2007            $28.89      $(.15)        $  4.19           $  4.04          $(2.01)         $   --
   March 31, 2006             25.96       (.12)           3.90              3.78            (.85)             --
   March 31, 2005             24.12       (.11)           1.95              1.84              --              --
   March 31, 2004             15.54        .07            8.51              8.58              --              --
   March 31, 2003             25.56        .08          (10.10)           (10.02)             --              --

S&P 500 FUND H-CLASS
   MARCH 31, 2007*            25.00        .30            2.52              2.82            (.11)           (.40)

INVERSE S&P 500 STRATEGY FUND (FORMERLY, INVERSE S&P 500 FUND) INVESTOR CLASS
   MARCH 31, 2007              8.06       (.04)           (.23)             (.27)           (.22)             --
   March 31, 2006              8.69       (.04)           (.47)             (.51)           (.12)             --
   March 31, 2005              9.17       (.04)           (.44)             (.48)             --              --
   March 31, 2004             13.06       (.04)          (3.45)            (3.49)             --            (.40)
   March 31, 2003             10.45        .01            2.67              2.68            (.07)             --

OTC FUND INVESTOR CLASS
   MARCH 31, 2007             11.34       (.06)            .50               .44              --              --
   March 31, 2006              9.94       (.05)           1.49              1.44            (.04)             --
   March 31, 2005              9.73        .04             .17               .21              --              --
   March 31, 2004              7.02       (.09)           2.80              2.71              --              --
   March 31, 2003             10.16       (.08)          (3.06)            (3.14)             --              --

INVERSE OTC STRATEGY FUND (FORMERLY, INVERSE OTC FUND) INVESTOR CLASS
   MARCH 31, 2007             21.80       (.11)            .54               .43            (.56)             --
   March 31, 2006             24.55       (.11)          (2.31)            (2.42)           (.33)             --
   March 31, 2005             25.69       (.11)          (1.03)            (1.14)             --              --
   March 31, 2004             37.79       (.13)         (11.97)           (12.10)             --              --
   March 31, 2003             32.29       7.34            (.70)             6.64           (1.14)             --

MID-CAP 1.5X STRATEGY FUND (FORMERLY, MID-CAP ADVANTAGE FUND) H-CLASS
   MARCH 31, 2007             40.17        .06            2.72              2.78              --           (1.37)
   March 31, 2006             31.86         --            8.69              8.69              --            (.38)
   March 31, 2005             28.30       (.06)           3.62              3.56              --              --
   March 31, 2004             16.04       (.14)          12.40             12.26              --              --
   March 31, 2003             26.08       (.07)          (9.86)            (9.93)           (.11)             --

  *   SINCE THE COMMENCEMENT OF OPERATIONS: MAY 31, 2006 -- S&P 500 FUND
      H-CLASS.

 **   ANNUALIZED

  +   CALCULATED USING THE AVERAGE DAILY SHARES OUTSTANDING FOR THE YEAR.

 ++ RATIOS TO AVERAGE NET ASSETS INCLUDE EXPENSES OF THE CORRESPONDING MASTER PORTFOLIO.

+++   TOTAL INVESTMENT RETURN HAS NOT BEEN ANNUALIZED.

                                [GRAPHIC OMITTED]

                                                                   PROSPECTUS 87

Young LLP, whose report, along with the financial statements and related notes, appear in the Funds' 2007 Annual Report. The information for each of the periods through March 31, 2006 was audited by a predecessor independent registered public accounting firm. The 2007 Annual Report is available by telephoning the transfer agent at 800.820.0888 or 301.296.5100. The 2007 Annual Report is incorporated by reference in the SAI.

                                                                                      RATIOS TO
                                                                                  AVERAGE NET ASSETS:
                                                                            ------------------------------
                                           NET
                                         INCREASE    NET ASSET                                      NET                 NET ASSETS,
                                      (DECREASE) IN    VALUE,     TOTAL                         INVESTMENT  PORTFOLIO     END OF
                           TOTAL        NET ASSET      END OF   INVESTMENT    TOTAL      NET      INCOME     TURNOVER  PERIOD (000'S
YEAR ENDED             DISTRIBUTIONS      VALUE        PERIOD    RETURN+++  EXPENSES  EXPENSES    (LOSS)       RATE      OMITTED)
------------------------------------------------------------------------------------------------------------------------------------
NOVA FUND INVESTOR CLASS
   MARCH 31, 2007         $(2.01)        $  2.03       $30.92     13.99%     1.25%++   1.25%++     1.23%##    144%SS.    $ 113,195
   March 31, 2006           (.85)           2.93        28.89     14.68%     1.35%++   1.23%++    (0.45)%##   192%SS.      139,786
   March 31, 2005             --            1.84        25.96      7.63%     1.21%++   1.21%++    (0.44)%##   388%SS.      175,042
   March 31, 2004             --            8.58        24.12     55.25%     1.25%++   1.25%++     0.35%##    540%SS.      187,051
   March 31, 2003             --          (10.02)       15.54    (39.20)%    1.27%++   1.27%++     0.44%##    603%SS.      130,951

S&P 500 FUND H-CLASS
   MARCH 31, 2007*          (.51)           2.31        27.31     11.29%     1.54%**   1.54%**     1.33%**    119%           6,374

INVERSE S&P 500 STRATEGY FUND (FORMERLY, INVERSE S&P 500 FUND) INVESTOR CLASS
   MARCH 31, 2007           (.22)           (.49)        7.57     (3.26)%    1.36%++   1.36%++     3.85%##     --          293,092
   March 31, 2006           (.12)           (.63)        8.06     (5.84)%    1.41%++   1.38%++    (0.45)%##    --          329,785
   March 31, 2005             --            (.48)        8.69     (5.23)%    1.38%++   1.38%++    (0.46)%##    --          326,085
   March 31, 2004           (.40)          (3.89)        9.17    (26.90)%    1.38%++   1.38%++    (0.37)%##    --          353,496
   March 31, 2003           (.07)           2.61        13.06     25.65%     1.41%++   1.41%++     0.06%##     --          471,600

OTC FUND INVESTOR CLASS
   MARCH 31, 2007             --             .44        11.78      3.88%     1.22%     1.22%      (0.52)%      71%         635,744
   March 31, 2006           (.04)           1.40        11.34     14.45%     1.20%     1.20%      (0.49)%     122%         893,295
   March 31, 2005             --             .21         9.94      2.16%     1.20%     1.20%       0.40%      132%         801,185
   March 31, 2004             --            2.71         9.73     38.60%     1.22%     1.22%      (0.98)%     139%         858,816
   March 31, 2003             --           (3.14)        7.02    (30.91)%    1.27%     1.27%      (1.08)%     180%         653,999

INVERSE OTC STRATEGY FUND (FORMERLY, INVERSE OTC FUND) INVESTOR CLASS
   MARCH 31, 2007           (.56)           (.13)       21.67      2.01%     1.40%++   1.40%++     3.79%##     --          104,617
   March 31, 2006           (.33)          (2.75)       21.80     (9.85)%    1.39%++   1.38%++    (0.45)%##    --          143,742
   March 31, 2005             --           (1.14)       24.55     (4.44)%    1.38%++   1.38%++    (0.46)%##    --          198,288
   March 31, 2004             --          (12.10)       25.69    (32.02)%    1.40%++   1.40%++    (0.47)%##    --          209,994
   March 31, 2003          (1.14)           5.50        37.79     20.39%     1.42%++   1.42%++    18.11%##     --          146,416

MID-CAP 1.5X STRATEGY FUND (FORMERLY, MID-CAP ADVANTAGE FUND) H-CLASS
   MARCH 31, 2007          (1.37)           1.41        41.58      7.08%     1.67%     1.67%       0.16%      296%          24,918
   March 31, 2006           (.38)           8.31        40.17     27.36%     1.90%     1.64%       0.01%      528%          50,883
   March 31, 2005             --            3.56        31.86     12.58%     1.62%     1.62%      (0.21)%     669%          59,274
   March 31, 2004             --           12.26        28.30     76.43%     1.66%     1.66%      (0.56)%   1,239%          68,193
   March 31, 2003           (.11)         (10.04)       16.04    (38.11)%    1.69%     1.69%      (0.32)%   2,322%          14,634

SS.   PORTFOLIO TURNOVER RATE CORRESPONDS TO THE MASTER PORTFOLIO FOR THE NOVA
      FUND.

 ## NET INVESTMENT/INCOME LOSS RATIOS FOR MARCH 31, 2007 INCLUDE THE NET INVESTMENT INCOME/LOSS OF THE CORRESPONDING MASTER PORTFOLIO. RATIOS FROM PREVIOUS YEARS DO NOT INCLUDE THESE AMOUNTS, HOWEVER, THEY MAY BE FOUND IN THE FINANCIAL HIGHLIGHTS TABLE OF THE CORRESPONDING MASTER PORTFOLIOS ON PAGE 158 OF THE 2007 ANNUAL REPORT TO SHAREHOLDERS, WHICH IS AVAILABLE UPON REQUEST BY TELEPHONING THE TRANSFER AGENT AT 800.820.0888.

                                [GRAPHIC OMITTED]

88

FINANCIAL HIGHLIGHTS (CONTINUED)
--------------------------------------------------------------------------------

                                                                      NET INCREASE
                                                     NET REALIZED      (DECREASE)
                           NET ASSET      NET            AND          IN NET ASSET     DISTRIBUTIONS   DISTRIBUTIONS
                             VALUE,    INVESTMENT     UNREALIZED     VALUE RESULTING     FROM NET         FROM NET
                           BEGINNING     INCOME     GAINS (LOSSES)        FROM          INVESTMENT        REALIZED
YEAR ENDED                 OF PERIOD     (LOSS)+    ON INVESTMENTS     OPERATIONS         INCOME           GAINS
---------------------------------------------------------------------------------------------------------------------
INVERSE MID-CAP STRATEGY FUND (FORMERLY, INVERSE MID-CAP FUND) H-CLASS
   MARCH 31, 2007             $37.04       $ 1.35           $(1.82)           $ (.47)         $(2.79)        $    --
   March 31, 2006              44.01          .83            (7.15)            (6.32)           (.65)             --
   March 31, 2005              49.01          .18            (5.18)            (5.00)             --              --
   March 31, 2004*             50.00         (.05)            (.94)             (.99)             --              --

RUSSELL 2000(R) 1.5X STRATEGY FUND (FORMERLY, RUSSELL 2000(R) ADVANTAGE FUND) H-CLASS
   MARCH 31, 2007              37.32          .10             1.23              1.33              --           (1.43)
   March 31, 2006              27.51          .03             9.78              9.81              --              --
   March 31, 2005              26.22         (.07)            1.52              1.45              --            (.16)
   March 31, 2004              12.94         (.14)           13.42             13.28              --              --
   March 31, 2003              22.61         (.03)           (9.60)            (9.63)             --            (.04)

RUSSELL 2000(R) FUND H-CLASS
   MARCH 31, 2007*             25.00          .34             2.44              2.78            (.14)             --

INVERSE RUSSELL 2000(R) STRATEGY FUND (FORMERLY, INVERSE RUSSELL 2000(R) FUND) H-CLASS
   MARCH 31, 2007              36.98         1.36            (1.63)             (.27)          (1.69)             --
   March 31, 2006              46.09          .91            (9.30)            (8.39)           (.72)             --
   March 31, 2005              48.80          .04            (2.75)            (2.71)             --              --
   March 31, 2004*             50.00         (.04)           (1.16)            (1.20)             --              --

EUROPE 1.25X STRATEGY FUND (FORMERLY, EUROPE ADVANTAGE FUND) H-CLASS
   MARCH 31, 2007              20.06          .59             3.61              4.20            (.12)             --
   March 31, 2006              17.13          .22             3.03              3.25              --            (.32)
   March 31, 2005              14.98          .05             2.58              2.63            (.47)           (.01)
   March 31, 2004               9.88        (1.65)            7.46              5.81              --            (.71)
   March 31, 2003              15.30         (.02)           (5.40)            (5.42)             --              --

JAPAN 1.25X STRATEGY FUND (FORMERLY, JAPAN ADVANTAGE FUND) H-CLASS
   MARCH 31, 2007              40.64         1.08            (1.68)             (.60)          (1.28)         (14.79)
   March 31, 2006              29.22          .76            10.66             11.42              --              --
   March 31, 2005              34.60         (.05)           (3.84)            (3.89)           (.56)           (.93)
   March 31, 2004              19.05         (.40)           16.19             15.79              --            (.24)
   March 31, 2003++            27.27         (.03)           (8.19)            (8.22)             --              --

 * SINCE THE COMMENCEMENT OF OPERATIONS: FEBRUARY 20, 2004--INVERSE MID-CAP STRATEGY FUND H-CLASS AND INVERSE RUSSELL 2000(R) STRATEGY FUND H-CLASS; MAY 31, 2006--RUSSELL 2000(R) FUND H-CLASS.

**    ANNUALIZED

 +    CALCULATED USING THE AVERAGE DAILY SHARES OUTSTANDING FOR THE YEAR.

++ PER SHARE AMOUNTS FOR THE YEAR ENDED MARCH 31, 2003 HAVE BEEN RESTATED TO REFLECT A 1:3 REVERSE STOCK SPLIT EFFECTIVE APRIL 21, 2003.

                                [GRAPHIC OMITTED]

                                                                   PROSPECTUS 89

                                                                                           RATIOS TO
                                                                                      AVERAGE NET ASSETS:
                                                                               --------------------------------
                                                                                                                              NET
                                       NET         NET                                                            ASSETS,
                                     INCREASE     ASSET                                      NET                  END OF
                                  (DECREASE) IN  VALUE,    TOTAL                          INVESTMENT  PORTFOLIO   PERIOD
                        TOTAL       NET ASSET    END OF  INVESTMENT    TOTAL      NET       INCOME     TURNOVER   (000'S
YEAR ENDED          DISTRIBUTIONS     VALUE      PERIOD   RETURN+++  EXPENSES  EXPENSES     (LOSS)       RATE    OMITTED)
-------------------------------------------------------------------------------------------------------------------------
INVERSE MID-CAP STRATEGY FUND (FORMERLY, INVERSE MID-CAP FUND) H-CLASS
   MARCH 31, 2007      $(2.79)       $(3.26)     $33.78    (1.38)%    1.66%     1.66%       3.51%         --      $15,531
   March 31, 2006        (.65)        (6.97)      37.04   (14.42)%    1.64%     1.64%       2.01%         --       18,475
   March 31, 2005          --         (5.00)      44.01   (10.20)%    1.60%     1.60%       0.39%         --       30,073
   March 31, 2004*         --          (.99)      49.01    (1.98)%    1.54%**   1.54%**    (0.74)%**      --        2,678

RUSSELL 2000(R) 1.5X STRATEGY FUND (FORMERLY, RUSSELL 2000(R) ADVANTAGE FUND) H-CLASS
   MARCH 31, 2007       (1.43)         (.10)      37.22     3.57%     1.66%     1.66%       0.27%        179%      42,861
   March 31, 2006          --          9.81       37.32    35.66%     2.05%     1.64%       0.10%        441%     170,698
   March 31, 2005        (.16)         1.29       27.51     5.52%     1.62%     1.62%      (0.26)%       501%      68,084
   March 31, 2004          --         13.28       26.22   102.63%     1.66%     1.66%      (0.62)%       965%     174,320
   March 31, 2003        (.04)        (9.67)      12.94   (42.63)%    1.69%     1.69%      (0.20)%       746%      32,101

RUSSELL 2000(R) FUND H-CLASS
   MARCH 31, 2007*       (.14)         2.64       27.64    11.13%     1.52%**   1.52%**     1.55%**      335%      13,248

INVERSE RUSSELL 2000(R) STRATEGY FUND (FORMERLY, INVERSE RUSSELL 2000(R) FUND) H-CLASS
   MARCH 31, 2007       (1.69)        (1.96)      35.02    (0.67)%    1.65%     1.65%       3.56%         --       48,718
   March 31, 2006        (.72)        (9.11)      36.98   (18.36)%    1.65%     1.65%       2.14%         --       52,201
   March 31, 2005          --         (2.71)      46.09    (5.55)%    1.63%     1.63%       0.09%         --       46,832
   March 31, 2004*         --         (1.20)      48.80    (2.40)%    1.54%**   1.54%**    (0.72)%**      --        5,054

EUROPE 1.25X STRATEGY FUND (FORMERLY, EUROPE ADVANTAGE FUND) H-CLASS
   MARCH 31, 2007        (.12)         4.08       24.14    20.95%     1.66%     1.66%       2.63%        373%      57,887
   March 31, 2006        (.32)         2.93       20.06    19.17%     1.64%     1.63%       1.21%        454%      46,066
   March 31, 2005        (.48)         2.15       17.13    17.49%     1.61%     1.61%       0.28%         --       62,957
   March 31, 2004        (.71)         5.10       14.98    58.72%     1.73%     1.73%     (11.25)%        --       35,914
   March 31, 2003          --         (5.42)       9.88   (35.42)%    1.68%     1.68%      (0.13)%        --        4,698

JAPAN 1.25X STRATEGY FUND (FORMERLY, JAPAN ADVANTAGE FUND) H-CLASS
   MARCH 31, 2007      (16.07)       (16.67)      23.97     0.08%     1.66%     1.66%       3.21%         --       50,265
   March 31, 2006          --         11.42       40.64    39.08%     1.67%     1.66%       2.19%         --      111,896
   March 31, 2005       (1.49)        (5.38)      29.22   (11.25)%    1.63%     1.63%      (0.17)%        --       34,972
   March 31, 2004        (.24)        15.55       34.60    83.07%     1.66%     1.66%       1.46%         --      177,760
   March 31, 2003++        --         (8.22)      19.05   (30.14)%    1.69%     1.69%      (0.06)%        --        2,683

+++   TOTAL INVESTMENT RETURN HAS NOT BEEN ANNUALIZED.

                                [GRAPHIC OMITTED]

90

FINANCIAL HIGHLIGHTS (CONTINUED)
--------------------------------------------------------------------------------

                                                                         NET INCREASE
                                                       NET REALIZED       (DECREASE)
                           NET ASSET       NET              AND          IN NET ASSET      DISTRIBUTIONS      DISTRIBUTIONS
                             VALUE,    INVESTMENT       UNREALIZED     VALUE RESULTING        FROM NET          FROM NET
                           BEGINNING     INCOME       GAINS (LOSSES)         FROM            INVESTMENT         REALIZED
YEAR ENDED                 OF PERIOD     (LOSS)+      ON INVESTMENTS      OPERATIONS           INCOME             GAINS
---------------------------------------------------------------------------------------------------------------------------
GOVERNMENT LONG BOND 1.2X STRATEGY FUND (FORMERLY, GOVERNMENT LONG BOND
   ADVANTAGE FUND) INVESTOR CLASS
   MARCH 31, 2007            $10.50     $ .41             $  .09            $  .50             $(.41)               $--
   March 31, 2006             11.04       .42               (.54)             (.12)             (.42)                --
   March 31, 2005             11.03       .42                 --               .42              (.41)                --
   March 31, 2004             10.95       .41                .08               .49              (.41)                --
   March 31, 2003              9.12       .41               1.83              2.24              (.41)                --

INVERSE GOVERNMENT LONG BOND STRATEGY FUND (FORMERLY, INVERSE GOVERNMENT LONG
   BOND FUND) INVESTOR CLASS
   MARCH 31, 2007             19.69      (.09)               .40               .31              (.63)                --
   March 31, 2006             18.94      (.07)               .82               .75                --                 --
   March 31, 2005             19.77      (.08)              (.75)             (.83)               --                 --
   March 31, 2004             21.23      (.09)             (1.37)            (1.46)               --                 --
   March 31, 2003             26.40      (.04)             (5.13)            (5.17)               --                 --

U.S. GOVERNMENT MONEY MARKET FUND INVESTOR CLASS
   MARCH 31, 2007              1.00       .04                 --               .04              (.04)                --
   March 31, 2006              1.00       .03                 --               .03              (.03)                --
   March 31, 2005              1.00       .01                 --               .01              (.01)                --
   March 31, 2004              1.00        --SS.              --                --SS.            (--)SS.             --
   March 31, 2003              1.00       .01                 --               .01              (.01)                --

*** PORTFOLIO TURNOVER RATE CORRESPONDS TO THE MASTER PORTFOLIO FOR THE INVERSE GOVERNMENT LONG BOND STRATEGY FUND.

  +   CALCULATED USING THE AVERAGE DAILY SHARES OUTSTANDING FOR THE YEAR.

 ++ RATIOS TO AVERAGE NET ASSETS INCLUDE EXPENSES OF THE CORRESPONDING MASTER PORTFOLIO.

                                [GRAPHIC OMITTED]

                                                                   PROSPECTUS 91

                                                                                 RATIOS TO
                                                                            AVERAGE NET ASSETS:
                                                                     --------------------------------
                                       NET         NET                                                                   NET ASSETS,
                                     INCREASE     ASSET                                            NET                     END OF
                                  (DECREASE) IN  VALUE,    TOTAL                               INVESTMENT  PORTFOLIO       PERIOD
                       TOTAL        NET ASSET    END OF  INVESTMENT    TOTAL    OPERATING        INCOME     TURNOVER       (000'S
YEAR ENDED         DISTRIBUTIONS      VALUE      PERIOD    RETURN   EXPENSES  EXPENSES +++       (LOSS)       RATE        OMITTED)
------------------------------------------------------------------------------------------------------------------------------------
GOVERNMENT LONG BOND 1.2X STRATEGY FUND (FORMERLY, GOVERNMENT LONG BOND
   ADVANTAGE FUND) INVESTOR CLASS
   MARCH 31, 2007       $(.41)       $  .09      $10.59     4.87%     0.96%       0.96%           3.92%     1,357%     $    40,816
   March 31, 2006        (.42)         (.54)      10.50    (1.37)%    0.94%       0.94%           3.69%     1,451%          33,223
   March 31, 2005        (.41)          .01       11.04     4.04%     0.93%       0.93%           3.95%       737%          25,992
   March 31, 2004        (.41)          .08       11.03     4.65%     0.95%       0.95%           3.84%     1,143%          25,188
   March 31, 2003        (.41)         1.83       10.95    24.93%     0.97%       0.97%           4.00%     2,404%          51,370

INVERSE GOVERNMENT LONG BOND STRATEGY FUND (FORMERLY, INVERSE GOVERNMENT LONG
   BOND FUND) INVESTOR CLASS
   MARCH 31, 2007        (.63)         (.32)      19.37     1.66%     4.97%++     1.36%++         3.68%##     192%***      313,117
   March 31, 2006          --           .75       19.69     3.96%     4.66%++     1.33%++        (0.40)%##    179%***      768,588
   March 31, 2005          --          (.83)      18.94    (4.20)%    5.11%++     1.32%++        (0.40)%##    101%***    1,472,040
   March 31, 2004          --         (1.46)      19.77    (6.88)%    5.57%++     1.38%++        (0.45)%##    187%***      898,294
   March 31, 2003          --         (5.17)      21.23   (19.53)%    5.65%++     1.41%++        (0.45)%##     --          128,958

U.S. GOVERNMENT MONEY MARKET FUND INVESTOR CLASS
   MARCH 31, 2007        (.04)           --        1.00     4.26%     0.92%       0.92%           4.20%        --          982,347
   March 31, 2006        (.03)           --        1.00     2.79%     0.88%       0.88%           2.74%        --          975,088
   March 31, 2005        (.01)           --        1.00     0.82%     0.87%       0.87%           0.81%        --        1,196,009
   March 31, 2004         (--)SS.        --        1.00     0.18%     0.90%       0.90%           0.18%        --        1,057,062
   March 31, 2003        (.01)           --        1.00     0.71%     0.92%       0.92%           0.71%        --        1,218,676

+++   OPERATING EXPENSES EXCLUDE INTEREST EXPENSE FROM SECURITIES SOLD SHORT.
SS.   LESS THAN $.01 PER SHARE
## NET INVESTMENT/INCOME LOSS RATIOS FOR MARCH 31, 2007 INCLUDE THE NET INVESTMENT INCOME/LOSS OF THE CORRESPONDING MASTER PORTFOLIO. RATIOS FROM PREVIOUS YEARS DO NOT INCLUDE THESE AMOUNTS, HOWEVER, THEY MAY BE FOUND IN THE FINANCIAL HIGHLIGHTS TABLE OF THE CORRESPONDING MASTER PORTFOLIOS ON PAGE 158 OF THE 2007 ANNUAL REPORT TO SHAREHOLDERS, WHICH IS AVAILABLE UPON REQUEST BY TELEPHONING THE TRANSFER AGENT AT 800.820.0888.

                                [GRAPHIC OMITTED]

92


INDEX PUBLISHERS INFORMATION
--------------------------------------------------------------------------------

STANDARD & POOR'S CORP., NASDAQ, THE FRANK RUSSELL COMPANY, DOW JONES & COMPANY INC., STOXX LIMITED INC., AND THE TOKYO STOCK EXCHANGE (THE "INDEX PUBLISHERS") DO NOT SPONSOR, ENDORSE, SELL OR PROMOTE ANY RYDEX FUND AND MAKE NO REPRESENTATION OR WARRANTY, IMPLIED OR EXPRESS, TO THE INVESTORS IN THE FUNDS, OR ANY MEMBERS OF THE PUBLIC, REGARDING:

      o     THE ADVISABILITY OF INVESTING IN INDEX FUNDS;

      o     THE ABILITY OF ANY INDEX TO TRACK STOCK MARKET PERFORMANCE;

      o THE ACCURACY AND/OR THE COMPLETENESS OF THE AFOREMENTIONED INDICES OR ANY DATA INCLUDED THEREIN;

      o THE RESULTS TO BE OBTAINED BY ANY OF THE FUNDS, THE INVESTORS IN THE FUNDS, OR ANY PERSON OR ENTITY FROM THE USE OF THE INDICES

      OR DATA INCLUDED THEREIN; AND

      o THE MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE FOR USE WITH RESPECT TO THE INDICES OR ANY DATA INCLUDED THEREIN.

FURTHER, NONE OF THE INDEX PUBLISHERS:

      o     RECOMMEND THAT ANY PERSON INVEST IN THE FUNDS OR ANY OTHER
            SECURITIES;

      o HAVE ANY RESPONSIBILITY OR LIABILITY FOR OR MAKE ANY DECISIONS ABOUT THE TIMING, AMOUNT OR PRICING OF THE FUNDS;

      o HAVE ANY RESPONSIBILITY OR LIABILITY FOR THE ADMINISTRATION, MANAGEMENT OR MARKETING OF THE FUNDS;

      o CONSIDER THE NEEDS OF THE FUNDS OR THE INVESTORS IN THE FUNDS IN DETERMINING, COMPOSING OR CALCULATING THE INDEXES OR HAS ANY OBLIGATION TO DO SO;

      o WILL HAVE ANY LIABILITY IN CONNECTION WITH THE FUNDS OR FOR ANY ERRORS, OMISSIONS OR INTERRUPTIONS IN CONNECTION WITH THE INDEXES OR THE RELATED DATA;

      o WILL BE LIABLE FOR ANY LOST PROFITS OR INDIRECT PUNITIVE, SPECIAL OR CONSEQUENTIAL DAMAGES OR LOSSES, EVEN IF SUCH INDEX PUBLISHER KNOWS THAT THEY MIGHT OCCUR.

"STANDARD & POOR'S(R)," S&P(R)," "S&P 500(R)," "STANDARD & POOR'S 500," "500,"
"STANDARD & POOR'S MIDCAP 400," AND "S&P MIDCAP 400" ARE TRADEMARKS OF THE MCGRAW-HILL COMPANIES, INC. AND CITIGROUP, INC.

DOW JONES, DOW JONES INDUSTRIAL AVERAGE(SM), DJIA(SM), OR OTHER RELEVANT MARKS/NAMES OF THE INDEX ARE SERVICE MARKS OF DOW JONES & COMPANY, INC. DOW JONES HAS NO RELATIONSHIP TO THE RYDEX FUNDS, OTHER THAN THE LICENSING OF THE DOW JONES INDUSTRIAL AVERAGE(SM) (DJIA(SM)) AND ITS SERVICE MARKS FOR USE IN CONNECTION WITH THE FUNDS.

                                [GRAPHIC OMITTED]

                                                                   PROSPECTUS 93

THE RUSSELL 2000(R) INDEX IS A TRADEMARK/SERVICE MARK OF THE FRANK RUSSELL COMPANY. RUSSELL(R) IS A TRADEMARK OF THE FRANK RUSSELL COMPANY. THE RYDEX FUNDS ARE NOT PROMOTED, SPONSORED OR ENDORSED BY, NOR IN ANY WAY AFFILIATED WITH THE FRANK RUSSELL COMPANY. FRANK RUSSELL COMPANY IS NOT RESPONSIBLE FOR AND HAS NOT REVIEWED THE RYDEX FUNDS NOR ANY ASSOCIATED LITERATURE OR PUBLICATIONS AND FRANK RUSSELL COMPANY MAKES NO REPRESENTATION OR WARRANTY, EXPRESS OR IMPLIED, AS TO THE ACCURACY, OR COMPLETENESS, OR OTHERWISE. FRANK RUSSELL COMPANY RESERVES THE RIGHT, AT ANY TIME AND WITHOUT NOTICE, TO ALTER, AMEND, TERMINATE OR IN ANY WAY CHANGE THE RUSSELL INDEXES. FRANK RUSSELL COMPANY HAS NO OBLIGATION TO TAKE THE NEEDS OF ANY PARTICULAR FUND OR ITS PARTICIPANTS OR ANY OTHER PRODUCT OR PERSON INTO CONSIDERATION IN DETERMINING, COMPOSING OR CALCULATING ANY OF THE RUSSELL INDEXES. FRANK RUSSELL COMPANY'S PUBLICATION OF THE RUSSELL INDEXES IN NO WAY SUGGESTS OR IMPLIES AN OPINION BY FRANK RUSSELL COMPANY AS TO THE ATTRACTIVENESS OR APPROPRIATENESS OF INVESTMENT IN ANY OR ALL SECURITIES UPON WHICH THE RUSSELL INDEXES ARE BASED.

FRANK RUSSELL COMPANY MAKES NO REPRESENTATION, WARRANTY, OR GUARANTEE AS TO THE ACCURACY, COMPLETENESS, RELIABILITY, OR OTHERWISE OF THE RUSSELL INDEXES OR ANY DATA INCLUDED IN THE RUSSELL INDEXES. FRANK RUSSELL COMPANY MAKES NO REPRESENTATION, WARRANTY OR GUARANTEE REGARDING THE USE, OR THE RESULTS OF USE, OF THE RUSSELL INDEXES OR ANY DATA INCLUDED THEREIN, OR ANY SECURITY (OR COMBINATION THEREOF COMPRISING THE RUSSELL INDEXES. FRANK RUSSELL COMPANY MAKES NO OTHER EXPRESS OR IMPLIED WARRANTY, AND EXPRESSLY DISCLAIMS ANY WARRANTY, OF ANY KIND, INCLUDING WITHOUT LIMITATION, ANY WARRANTY OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE WITH RESPECT TO THE RUSSELL INDEX(ES) OR ANY DATA OR ANY SECURITY (OR COMBINATION THEREOF) INCLUDED THEREIN.

MORE INFORMATION ABOUT THE INDEX PUBLISHERS IS LOCATED IN THE SAI.

                                [GRAPHIC OMITTED]

94


ADDITIONAL AND MORE DETAILED INFORMATION ABOUT THE FUNDS IS INCLUDED IN THE SAI DATED AUGUST 1, 2007. THE SAI HAS BEEN FILED WITH THE SEC AND IS INCORPORATED BY REFERENCE INTO THIS PROSPECTUS AND, THEREFORE, LEGALLY FORMS A PART OF THIS PROSPECTUS. THE SEC MAINTAINS THE EDGAR DATABASE ON ITS WEB SITE ("HTTP://WWW.SEC.GOV") THAT CONTAINS THE SAI, MATERIAL INCORPORATED BY REFERENCE, AND OTHER INFORMATION REGARDING REGISTRANTS THAT FILE ELECTRONICALLY WITH THE SEC. YOU MAY ALSO REVIEW AND COPY DOCUMENTS AT THE SEC PUBLIC REFERENCE ROOM IN WASHINGTON, D.C. (FOR INFORMATION ON THE OPERATION OF THE PUBLIC REFERENCE ROOM, CALL 202.551.8090). YOU MAY REQUEST DOCUMENTS FROM THE SEC BY MAIL, UPON PAYMENT OF A DUPLICATION FEE, BY WRITING TO: U.S. SECURITIES AND EXCHANGE COMMISSION, PUBLIC REFERENCE SECTION, WASHINGTON, D.C. 20549-0102 OR BY EMAILING THE SEC AT THE FOLLOWING ADDRESS: PUBLICINFO@SEC.GOV.

YOU MAY OBTAIN A COPY OF THE SAI OR THE ANNUAL OR SEMI-ANNUAL REPORTS, WITHOUT CHARGE BY CALLING 800.820.0888 OR 301.296.5100, VISITING THE RYDEX WEB SITE AT WWW.RYDEXINVESTMENTS.COM, OR WRITING TO RYDEX SERIES FUNDS, AT 9601 BLACKWELL ROAD, SUITE 500, ROCKVILLE, MARYLAND 20850. ADDITIONAL INFORMATION ABOUT THE FUNDS' INVESTMENTS IS AVAILABLE IN THE ANNUAL AND SEMI-ANNUAL REPORTS. ALSO, IN THE FUNDS' ANNUAL REPORT, YOU WILL FIND A DISCUSSION OF THE MARKET CONDITIONS AND INVESTMENT STRATEGIES THAT SIGNIFICANTLY AFFECTED THE FUNDS' PERFORMANCE DURING THEIR LAST FISCAL YEAR.

NO ONE HAS BEEN AUTHORIZED TO GIVE ANY INFORMATION OR TO MAKE ANY
REPRESENTATIONS NOT CONTAINED IN THIS PROSPECTUS OR IN THE FUNDS' SAI IN CONNECTION WITH THE OFFERING OF FUND SHARES. DO NOT RELY ON ANY SUCH INFORMATION OR REPRESENTATIONS AS HAVING BEEN AUTHORIZED BY THE FUNDS OR RYDEX INVESTMENTS. THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFERING BY THE FUNDS IN ANY JURISDICTION WHERE SUCH AN OFFERING IS NOT LAWFUL.

THE TRUST'S SEC REGISTRATION NUMBER IS 811-07584.

                                [GRAPHIC OMITTED]

[LOGO] RYDEX INVESTMENTS
             ESSENTIAL FOR MODERN MARKETS(R)

             9601 Blackwell Road o Suite 500 o Rockville, MD 20850
             800.820.0888 o www.rydexinvestments.com

             RSFHI-1-0807x0808

                     ---------------------------------------
                      PLEASE SEE THE RYDEX PRIVACY POLICIES
                             INSIDE THE BACK COVER.
                     ---------------------------------------

                                [GRAPHIC OMITTED]


                                                              RYDEX SERIES FUNDS
                            A-CLASS AND C-CLASS SHARES PROSPECTUS AUGUST 1, 2007

                                                           DOMESTIC EQUITY FUNDS

                            NOVA                        INVERSE MID-CAP STRATEGY
                         S&P 500                     (FORMERLY, INVERSE MID-CAP)
        INVERSE S&P 500 STRATEGY                   RUSSELL 2000(R) 1.5X STRATEGY
     (FORMERLY, INVERSE S&P 500)                      (FORMERLY, RUSSELL 2000(R)
                             OTC                                      ADVANTAGE)
            INVERSE OTC STRATEGY                                 RUSSELL 2000(R)
         (FORMERLY, INVERSE OTC)                INVERSE RUSSELL 2000(R) STRATEGY
           MID-CAP 1.5X STRATEGY                      (FORMERLY, INVERSE RUSSELL
   (FORMERLY, MID-CAP ADVANTAGE)                                        2000(R))

                                                     INTERNATIONAL EQUITY FUNDS

           EUROPE 1.25X STRATEGY                           JAPAN 1.25X STRATEGY
    (FORMERLY, EUROPE ADVANTAGE)                    (FORMERLY, JAPAN ADVANTAGE)

                                                             FIXED INCOME FUNDS

       GOVERNMENT LONG BOND 1.2X                             HIGH YIELD STRATEGY
                        STRATEGY                     INVERSE HIGH YIELD STRATEGY
      (FORMERLY, GOVERNMENT LONG
                 BOND ADVANTAGE)
    INVERSE GOVERNMENT LONG BOND
                        STRATEGY
   (FORMERLY, INVERSE GOVERNMENT
                      LONG BOND)

                                                               MONEY MARKET FUND

                                                    U.S. GOVERNMENT MONEY MARKET

                                                         [LOGO] RYDEXINVESTMENTS
                                                 ESSENTIAL FOR MODERN MARKETS(R)

The U.S. Securities and Exchange Commission has not approved or disapproved the Trust's shares or passed upon the accuracy or adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

                                [GRAPHIC OMITTED]

TABLE OF CONTENTS
--------------------------------------------------------------------------------

DOMESTIC EQUITY FUNDS
   NOVA FUND .............................................................    2
   S&P 500 FUND ..........................................................    3
   INVERSE S&P 500 STRATEGY FUND .........................................    4
   OTC FUND ..............................................................    5
   INVERSE OTC STRATEGY FUND .............................................    6
   MID-CAP 1.5X STRATEGY FUND ............................................    7
   INVERSE MID-CAP STRATEGY FUND .........................................    8
   RUSSELL 2000(R) 1.5X STRATEGY FUND ....................................    9
   RUSSELL 2000(R) FUND ..................................................   10
   INVERSE RUSSELL 2000(R) STRATEGY FUND .................................   11
INTERNATIONAL EQUITY FUNDS
   EUROPE 1.25X STRATEGY FUND ............................................   12
   JAPAN 1.25X STRATEGY FUND .............................................   13
FIXED INCOME FUNDS
   GOVERNMENT LONG BOND 1.2X STRATEGY FUND ...............................   14
   INVERSE GOVERNMENT LONG BOND STRATEGY FUND ............................   16
   HIGH YIELD STRATEGY FUND ..............................................   17
   INVERSE HIGH YIELD STRATEGY FUND ......................................   19
MONEY MARKET FUND
   U.S. GOVERNMENT MONEY MARKET FUND .....................................   21
PRINCIPAL RISKS OF INVESTING IN THE FUNDS ................................   22
DESCRIPTIONS OF PRINCIPAL RISKS ..........................................   26
FUND PERFORMANCE .........................................................   39
FUND FEES AND EXPENSES ...................................................   54
MORE INFORMATION ABOUT THE FUNDS .........................................   65
BENCHMARKS AND INVESTMENTS ...............................................   65
SHAREHOLDER INFORMATION ..................................................   70
TRANSACTION INFORMATION ..................................................   71
SALES CHARGES ............................................................   75
   A-CLASS SHARES ........................................................   75
   C-CLASS SHARES ........................................................   79
BUYING FUND SHARES .......................................................   80
SELLING FUND SHARES ......................................................   84
EXCHANGING FUND SHARES ...................................................   86
RYDEX ACCOUNT POLICIES ...................................................   87
DISTRIBUTION AND SHAREHOLDER SERVICES ....................................   91
DIVIDENDS AND DISTRIBUTIONS ..............................................   92
TAX INFORMATION ..........................................................   93
MANAGEMENT OF THE FUNDS ..................................................   95
FINANCIAL HIGHLIGHTS .....................................................   98
INDEX PUBLISHERS INFORMATION .............................................  110
ADDITIONAL INFORMATION ...................................................  112

                     ---------------------------------------
                      PLEASE SEE THE RYDEX PRIVACY POLICIES
                             INSIDE THE BACK COVER.
                     ---------------------------------------

                                [GRAPHIC OMITTED]

                                                                    PROSPECTUS 1

                               RYDEX SERIES FUNDS
                                 A-CLASS SHARES
                                 C-CLASS SHARES

            9601 BLACKWELL ROAD, SUITE 500, ROCKVILLE, MARYLAND 20850
             800.820.0888 o 301.296.5100 o WWW.RYDEXINVESTMENTS.COM


--------------------------------------------------------------------------------
DOMESTIC EQUITY FUNDS
INTERNATIONAL EQUITY FUNDS
FIXED INCOME FUNDS
MONEY MARKET FUND
--------------------------------------------------------------------------------

Rydex Series Funds (the "Trust") is a mutual fund complex offering a number of professionally managed investment portfolios (funds) that are grouped into several categories according to each fund's investment strategy. This Prospectus decribes A-Class Shares and C-Class Shares of the following funds (the "Funds") which are grouped into the following categories:

DOMESTIC EQUITY FUNDS - Nova Fund, S&P 500 Fund, Inverse S&P 500 Strategy Fund, OTC Fund, Inverse OTC Strategy Fund, Mid-Cap 1.5x Strategy Fund, Inverse Mid-Cap Strategy Fund, Russell 2000(R) 1.5x Strategy Fund, Russell 2000(R) Fund and Inverse Russell 2000(R) Strategy Fund

INTERNATIONAL EQUITY FUNDS - Europe 1.25x Strategy Fund and Japan 1.25x Strategy Fund

FIXED INCOME FUNDS - Government Long Bond 1.2x Strategy Fund, Inverse Government Long Bond Strategy Fund, High Yield Strategy Fund and Inverse High Yield Strategy Fund

MONEY MARKET FUND - U.S. Government Money Market Fund

A-Class Shares and C-Class Shares of the Funds are sold through broker-dealers and other financial institutions ("financial intermediaries") whose clients take part in certain asset allocation investment programs. Investors may exchange shares of the Funds through your financial intermediary or directly through the Rydex web site - www.rydexinvestments.com - or over the phone.


RISKS OF INVESTING IN THE FUNDS

The value of the Funds may fluctuate. In addition, Fund shares:

      o     MAY DECLINE IN VALUE, AND YOU MAY LOSE MONEY

      o     ARE NOT FEDERALLY INSURED

      o     ARE NOT GUARANTEED BY ANY GOVERNMENT AGENCY

      o     ARE NOT BANK DEPOSITS

      o     ARE NOT GUARANTEED TO ACHIEVE THEIR OBJECTIVES

                                [GRAPHIC OMITTED]

2

NOVA FUND
--------------------------------------------------------------------------------
A-CLASS (RYANX)                                                  C-CLASS (RYNCX)

FUND OBJECTIVE

The Nova Fund seeks to provide investment results that match the performance of a specific benchmark on a daily basis. The Fund's current benchmark is 150% of the performance of the S&P 500(R) Index (the "underlying index").

If the Fund meets its objective, the value of the Fund's shares will tend to increase on a daily basis by 150% of the value of any increase in the underlying index. When the value of the underlying index declines, the value of the Fund's shares should also decrease on a daily basis by 150% of the value of any decrease in the underlying index (E.G., if the underlying index goes down by 5%, the value of the Fund's shares should go down by 7.5% on that day). For more information about the effects of leverage, please see "Understanding Compounding and the Effect of Leverage."

PRINCIPAL INVESTMENT STRATEGY

Unlike a traditional index fund, as its primary investment strategy, the Nova Fund invests to a significant extent in leveraged instruments, such as futures contracts and options on securities, futures contracts, and stock indices, as well as equity securities. The Fund will also enter into swap agreements. Futures and options contracts enable the Nova Fund to pursue its objective without investing directly in the securities included in the underlying index, or in the same proportion that those securities are represented in the underlying index. On a day-to-day basis, to collateralize these futures and options contracts, the Nova Fund holds U.S. Government securities or cash equivalents.

INVESTOR PROFILE

Investors who expect the S&P 500(R) Index to go up and want accelerated investment gains when it does so. These investors must also be willing to bear the risk of equally accelerated losses if the S&P 500(R) Index goes down.


PRINCIPAL RISKS

The Nova Fund is subject to a number of risks that may affect the value of its shares, including:

      o     Active Trading Risk

      o     Depositary Receipt Risk

      o     Derivatives Risk

      o     Early Closing Risk

      o     Large-Capitalization Securities Risk

      o     Leveraging Risk

      o     Market Risk

      o     Non-Diversification Risk

      o     Swap Counterparty Credit Risk

      o     Tracking Error Risk

      o     Trading Halt Risk

Please see "Descriptions of Principal Risks" on page 26 for a discussion of each of the principal risks that apply to the Fund.

                                [GRAPHIC OMITTED]

                                                                    PROSPECTUS 3

S&P 500 FUND
--------------------------------------------------------------------------------
A-CLASS (RYSOX)                                                  C-CLASS (RYSYX)

FUND OBJECTIVE

The S&P 500 Fund seeks to provide investment results that match the performance of a specific benchmark on a daily basis. The Fund's current benchmark is the S&P 500(R) Index (the "underlying index"). The investment objective of the S&P 500 Fund is non-fundamental and may be changed without shareholder approval.

If the Fund meets its objective, the value of the Fund's shares will tend to increase on a daily basis by the amount of any increase in the value of the underlying index. When the value of the underlying index declines, the value of the Fund's shares should also decrease on a daily basis by the amount of decrease in the value of the underlying index.

PRINCIPAL INVESTMENT STRATEGY

Under normal circumstances, the S&P 500 Fund will invest at least 80% of its net assets plus any borrowings for investment purposes in securities of companies in the underlying index and derivatives thereof. This is a non-fundamental investment policy that can be changed by the Fund upon 60 days' prior notice to shareholders. On a day-to-day basis, the Fund may hold short-term U.S. Government securities or cash equivalents to collateralize its derivative positions.

INVESTOR PROFILE

Investors who expect the S&P 500(R) Index to go up and want investment gains when it does so. These investors must also be willing to bear the risk of equal losses if the S&P 500(R) Index goes down.


PRINCIPAL RISKS

The S&P 500 Fund is subject to a number of risks that may affect the value of its shares, including:

      o     Active Trading Risk

      o     Depositary Receipt Risk

      o     Derivatives Risk

      o     Early Closing Risk

      o     Large-Capitalization Securities Risk

      o     Market Risk

      o     Non-Diversification Risk

      o     Swap Counterparty Credit Risk

      o     Tracking Error Risk

      o     Trading Halt Risk

Please see "Descriptions of Principal Risks" on page 26 for a discussion of each of the principal risks that apply to the Fund.

                                [GRAPHIC OMITTED]

4


INVERSE S&P 500 STRATEGY FUND
(FORMERLY, INVERSE S&P 500 FUND)
--------------------------------------------------------------------------------
A-CLASS (RYARX)                                                  C-CLASS (RYUCX)

FUND OBJECTIVE

The Inverse S&P 500 Strategy Fund seeks to provide investment results that will inversely correlate to the performance of the S&P 500(R) Index (the "underlying index").

If the Fund meets its objective, the value of the Fund's shares will tend to increase during times when the value of the underlying index is decreasing. When the value of the underlying index is increasing, however, the value of the Fund's shares should decrease on a daily basis by an inversely proportionate amount (E.G., if the underlying index goes up by 5%, the value of the Fund's shares should go down by 5% on that day).

PRINCIPAL INVESTMENT STRATEGY

Unlike a traditional index fund, the Inverse S&P 500 Strategy Fund's benchmark is to perform exactly opposite the underlying index, and the Fund will not own the securities included in the underlying index. Instead, as its primary investment strategy, the Fund invests to a significant extent in short sales of securities or futures contracts and in options on securities, futures contracts, and stock indices and will enter into swap agreements. On a day-to-day basis, the Fund holds U.S. Government securities or cash equivalents to collateralize its short sales and derivative positions.


INVESTOR PROFILE

Investors who expect the S&P 500(R) Index to go down and want investment gains when it does so. These investors must also be willing to bear the risk of equal losses if the S&P 500(R) Index goes up.


PRINCIPAL RISKS

The Inverse S&P 500 Strategy Fund is subject to a number of risks that may affect the value of its shares, including:

      o     Active Trading Risk

      o     Depositary Receipt Risk

      o     Derivatives Risk

      o     Early Closing Risk

      o     Large-Capitalization Securities Risk

      o     Market Risk

      o     Non-Diversification Risk

      o     Short Sales Risk

      o     Swap Counterparty Credit Risk

      o     Tracking Error Risk

      o     Trading Halt Risk

Please see "Descriptions of Principal Risks" on page 26 for a discussion of each of the principal risks that apply to the Fund.

                                [GRAPHIC OMITTED]

                                                                    PROSPECTUS 5

OTC FUND
--------------------------------------------------------------------------------
A-CLASS (RYATX)                                                  C-CLASS (RYCOX)

FUND OBJECTIVE

The OTC Fund seeks to provide investment results that correspond to a benchmark for over-the-counter securities. The Fund's current benchmark is the Nasdaq 100 Index(R) (the "underlying index").

If the Fund meets its objective, the value of the Fund's shares should increase on a daily basis by the amount of any increase in the value of the underlying index. However, when the value of the underlying index declines, the value of the Fund's shares should also decrease on a daily basis by the amount of the decrease in value of the underlying index.

PRINCIPAL INVESTMENT STRATEGY

The OTC Fund invests principally in securities of companies included in the underlying index. It also may invest in other instruments whose performance is expected to correspond to that of the underlying index, and may engage in futures and options transactions and enter into swap agreements. On a day-today basis, the Fund may also hold U.S. Government securities or cash equivalents to collateralize its derivative position.

INVESTOR PROFILE

Investors who expect the Nasdaq 100 Index(R) to go up and want investment gains when it does so. These investors must also be willing to bear the risk of equal losses if the Nasdaq 100 Index(R) goes down.


PRINCIPAL RISKS

The OTC Fund is subject to a number of risks that may affect the value of its shares, including:

      o     Active Trading Risk

      o     Depositary Receipt Risk

      o     Derivatives Risk

      o     Early Closing Risk

      o     Industry Concentration Risk

      o     Market Risk

      o     Mid-Capitalization Securities Risk

      o     Non-Diversification Risk

      o     Swap Counterparty Credit Risk

      o     Technology Sector Concentration Risk

      o     Tracking Error Risk

      o     Trading Halt Risk

Please see "Descriptions of Principal Risks" on page 26 for a discussion of each of the principal risks that apply to the Fund.

                                [GRAPHIC OMITTED]

6


INVERSE OTC STRATEGY FUND
(FORMERLY, INVERSE OTC FUND)
--------------------------------------------------------------------------------
A-CLASS (RYAPX)                                                  C-CLASS (RYACX)

FUND OBJECTIVE

The Inverse OTC Strategy Fund seeks to provide investment results that will match the performance of a specific benchmark. The Fund's current benchmark is the inverse of the performance of the Nasdaq 100 Index(R) (the "underlying index"). The investment objective of Fund is non-fundamental and may be changed without shareholder approval.

If the Fund meets its objective, the value of the Fund's shares will tend to increase during times when the value of the underlying index is decreasing. When the value of the underlying index is increasing, however, the value of the Fund's shares should decrease on a daily basis by an inversely proportionate amount (E.G., if the underlying index goes up by 5%, the value of the Fund's shares should go down by 5% on that day).

PRINCIPAL INVESTMENT STRATEGY

Unlike a traditional index fund, the Inverse OTC Strategy Fund's objective is to perform exactly the opposite of the underlying index, and the Fund will not own the securities included in the underlying index. Instead, as its primary investment strategy, the Fund invests to a significant extent in short sales of securities or futures contracts and in options on securities, futures contracts, and stock indices and also will enter into swap agreements. On a day-to-day basis, the Fund holds U.S. Government securities or cash equivalents to collateralize its short sales and derivative positions.


INVESTOR PROFILE

Investors who expect the Nasdaq 100 Index(R) to go down and want investment gains when it does so. These investors must also be willing to bear the risk of equal losses if the Nasdaq 100 Index(R) goes up.


PRINCIPAL RISKS

The Inverse OTC Strategy Fund is subject to a number of risks that may affect the value of its shares, including:

      o     Active Trading Risk

      o     Depositary Receipt Risk

      o     Derivatives Risk

      o     Early Closing Risk

      o     Industry Concentration Risk

      o     Market Risk

      o     Mid-Capitalization Securities Risk

      o     Non-Diversification Risk

      o     Short Sales Risk

      o     Swap Counterparty Credit Risk

      o     Technology Sector Concentration Risk

      o     Tracking Error Risk

      o     Trading Halt Risk

Please see "Descriptions of Principal Risks" on page 26 for a discussion of each of the principal risks that apply to the Fund.

                                [GRAPHIC OMITTED]

                                                                    PROSPECTUS 7


MID-CAP 1.5X STRATEGY FUND
(FORMERLY, MID-CAP ADVANTAGE FUND)
--------------------------------------------------------------------------------
A-CLASS (RYAHX)                                                  C-CLASS (RYDCX)

FUND OBJECTIVE

The Mid-Cap 1.5x Strategy Fund seeks to provide investment results that correlate to the performance of a specific benchmark for mid-cap securities. The Fund's current benchmark is the S&P MidCap 400(R) Index (the "underlying index"). The investment objective of the Fund is non-fundamental and may be changed without shareholder approval.

If the Fund meets its objective, the value of the Fund's shares will tend to increase during times when the performance of its benchmark is increasing. When the value of its benchmark is decreasing, the value of the Fund's shares will tend to decrease.

PRINCIPAL INVESTMENT STRATEGY

The Mid-Cap 1.5x Strategy Fund invests principally in securities of companies included in the underlying index and in leveraged instruments, such as equity swap agreements, futures contracts and options on securities, futures contracts, and stock indices. Swap agreements and futures and options contracts, if used properly, may enable the Fund to meet its objective by increasing the Fund's exposure to the securities included in its benchmark or to securities whose performance is highly correlated to its benchmark. Rydex Investments (the "Advisor") will attempt to consistently apply leverage to increase the Fund's exposure to 150% of its benchmark. The Fund holds U.S. Government securities or cash equivalents to collateralize these futures and options contracts. For more information about the effects of leverage, please see "Understanding Compounding and the Effect of Leverage."


INVESTOR PROFILE

Investors who expect the S&P MidCap 400(R) Index to go up and want accelerated investment gains when it does so. These investors must also be willing to bear the risk of equally accelerated losses if the S&P MidCap 400(R) Index goes down.


PRINCIPAL RISKS

The Mid-Cap 1.5x Strategy Fund is subject to a number of risks that may affect the value of its shares, including:

      o     Active Trading Risk

      o     Depositary Receipt Risk

      o     Derivatives Risk

      o     Early Closing Risk

      o     Leveraging Risk

      o     Market Risk

      o     Mid-Capitalization Securities Risk

      o     Non-Diversification Risk

      o     Swap Counterparty Credit Risk

      o     Tracking Error Risk

      o     Trading Halt Risk

Please see "Descriptions of Principal Risks" on page 26 for a discussion of each of the principal risks that apply to the Fund.

                                [GRAPHIC OMITTED]

8


INVERSE MID-CAP STRATEGY FUND
(FORMERLY, INVERSE MID-CAP FUND)
--------------------------------------------------------------------------------
A-CLASS (RYAGX)                                                  C-CLASS (RYCLX)

FUND OBJECTIVE

The Inverse Mid-Cap Strategy Fund seeks to provide investment results that will match the performance of a specific benchmark. The Fund's current benchmark is the inverse of the performance of the S&P MidCap 400(R) Index (the "underlying index"). The investment objective of the Fund is non-fundamental and may be changed without shareholder approval.

If the Fund meets its objectives, the value of the Fund's shares will tend to increase during times when the value of the underlying index is decreasing. When the value of the underlying index is increasing, however, the value of the Fund's shares should decrease on a daily basis by an inversely proportionate amount (E.G., if the index goes up by 5%, the value of the Fund's shares should go down by 5% on that day).

PRINCIPAL INVESTMENT STRATEGY

Unlike a traditional index fund, the Inverse Mid-Cap Strategy Fund's objective is to perform exactly the opposite of the underlying index, and the Fund will not own the securities included in the underlying index. Instead, as its primary investment strategy, the Fund engages in short sales of securities included in the underlying index or futures contracts and may invest to a significant extent in derivatives and other instruments whose performance is expected to be the opposite of the underlying index, such as options on securities, futures contracts, and securities indices and swap agreements. On a day-to-day basis, the Fund may hold short-term U.S. Government securities to collateralize its short sales and derivative positions.


INVESTOR PROFILE

Investors who expect the S&P MidCap 400(R) Index to go down and want investment gains when it does so. These investors must also be willing to bear the risk of equal losses if the S&P MidCap 400(R) Index goes up.


PRINCIPAL RISKS

The Inverse Mid-Cap Strategy Fund is subject to a number of risks that may affect the value of its shares, including:

      o     Active Trading Risk

      o     Depositary Receipt Risk

      o     Derivatives Risk

      o     Early Closing Risk

      o     Market Risk

      o     Mid-Capitalization Securities Risk

      o     Non-Diversification Risk

      o     Short Sales Risk

      o     Swap Counterparty Credit Risk

      o     Tracking Error Risk

      o     Trading Halt Risk

Please see "Descriptions of Principal Risks" on page 26 for a discussion of each of the principal risks that apply to the Fund.

                                [GRAPHIC OMITTED]

                                                                    PROSPECTUS 9


RUSSELL 2000(R) 1.5x STRATEGY FUND
(FORMERLY, RUSSELL 2000(R) ADVANTAGE FUND)
--------------------------------------------------------------------------------
A-CLASS (RYAKX)                                                  C-CLASS (RYCMX)

FUND OBJECTIVE

The Russell 2000(R) 1.5x Strategy Fund seeks to provide investment results that correlate to the performance of a specific benchmark for small-cap securities. The Fund's current benchmark is the Russell 2000(R) Index (the "underlying index"). The investment objective of the Fund is non-fundamental and may be changed without shareholder approval.

If the Fund meets its objective, the value of the Fund's shares will tend to increase during times when the performance of its benchmark is increasing. When the value of its benchmark is decreasing, the value of the Fund's shares will tend to decrease.

PRINCIPAL INVESTMENT STRATEGY

The Russell 2000(R) 1.5x Strategy Fund invests principally in securities of companies included in the underlying index and in leveraged instruments, such as equity swap agreements, futures contracts and options on securities, futures contracts, and stock indices. Swap agreements and futures and options contracts, if used properly, may enable the Fund to meet its objective by increasing the Fund's exposure to the securities included in its benchmark or to securities whose performance is highly correlated to its benchmark. The Advisor will attempt to consistently apply leverage to increase the Fund's exposure to 150% of its benchmark. The Fund holds U.S. Government securities or cash equivalents to collateralize these futures and options contracts. For more information about the effects of leverage, please see "Understanding Compounding and the Effect of Leverage."


INVESTOR PROFILE

Investors who expect the Russell 2000(R) Index to go up and want accelerated investment gains when it does so. These investors must also be willing to bear the risk of equally accelerated losses if the Russell 2000(R) Index goes down.


PRINCIPAL RISKS

The Russell 2000(R) 1.5x Strategy Fund is subject to a number of risks that may affect the value of its shares, including:

      o     Active Trading Risk

      o     Depositary Receipt Risk

      o     Derivatives Risk

      o     Early Closing Risk

      o     Leveraging Risk

      o     Market Risk

      o     Non-Diversification Risk

      o     Small-Capitalization Securities Risk

      o     Swap Counterparty Credit Risk

      o     Tracking Error Risk

      o     Trading Halt Risk

Please see "Descriptions of Principal Risks" on page 26 for a discussion of each of the principal risks that apply to the Fund.

                                [GRAPHIC OMITTED]

10

RUSSELL 2000(R) FUND
--------------------------------------------------------------------------------
A-CLASS (RYRRX)                                                  C-CLASS (RYROX)

FUND OBJECTIVE

The Russell 2000(R) Fund seeks to provide investment results that match the performance of a specific benchmark on a daily basis. The Fund's current benchmark is the Russell 2000(R) Index (the "underlying index"). The investment objective of the Fund is non-fundamental and may be changed without shareholder approval.

If the Fund meets its objective, the value of the Fund's shares will tend to increase on a daily basis by the amount of any increase in value of the underlying index. When the value of the underlying index declines, the value of the Fund's shares should also decrease on a daily basis by the amount of decrease in the value of the underlying index.

PRINCIPAL INVESTMENT STRATEGY

Under normal circumstances, the Russell 2000(R) Fund will invest at least 80% of its net assets plus any borrowings for investment purposes in securities of companies in the underlying index and derivatives thereof. This is a non-fundamental investment policy that can be changed by the Fund upon 60 days' prior notice to shareholders. On a day-to-day basis, the Fund may hold short-term U.S. Government securities or cash equivalents to collateralize its derivative positions.

INVESTOR PROFILE

Investors who expect the Russell 2000(R) Index to go up and want investment gains when it does so. These investors must also be willing to bear the risk of equal losses if the Russell 2000(R) Index goes down.


PRINCIPAL RISKS

The Russell 2000(R) Fund is subject to a number of risks that may affect the value of its shares, including:

      o     Active Trading Risk

      o     Depositary Receipt Risk

      o     Derivatives Risk

      o     Early Closing Risk

      o     Market Risk

      o     Non-Diversification Risk

      o     Small-Capitalization Securities Risk

      o     Swap Counterparty Credit Risk

      o     Tracking Error Risk

      o     Trading Halt Risk

Please see "Descriptions of Principal Risks" on page 26 for a discussion of each of the principal risks that apply to the Fund.

                                [GRAPHIC OMITTED]

                                                                   PROSPECTUS 11


INVERSE RUSSELL 2000(R) STRATEGY FUND
(FORMERLY INVERSE RUSSELL 2000(R) FUND)
--------------------------------------------------------------------------------
A-CLASS (RYAFX)                                                  C-CLASS (RYCQX)

FUND OBJECTIVE

The Inverse Russell 2000(R) Strategy Fund seeks to provide investment results that will match the performance of a specific benchmark. The Fund's current benchmark is the inverse of the performance of the Russell 2000(R) Index (the "underlying index"). The investment objective of the Fund is non-fundamental and may be changed without shareholder approval.

If the Fund meets its objectives, the value of the Fund's shares will tend to increase during times when the value of the underlying index is decreasing. When the value of the underlying index is increasing, however, the value of the Fund's shares should decrease on a daily basis by an inversely proportionate amount (E.G., if the index goes up by 5%, the value of the Fund's shares should go down by 5% on that day).

PRINCIPAL INVESTMENT STRATEGY

Unlike a traditional index fund, the Inverse Russell 2000(R) Strategy Fund's objective is to perform exactly the opposite of the underlying index, and the Fund will not own the securities included in the underlying index. Instead, as its primary investment strategy, the Fund engages in short sales of securities included in the underlying index or futures contracts, and will enter into swap agreements. In addition, the Fund may invest to a significant extent in derivatives and other instruments whose performance is expected to be the opposite of the underlying index, such as options on securities, futures contracts, and securities indices and swap agreements. On a day-to-day basis, the Fund may hold short-term U.S. Government securities or cash equivalents to collateralize its short sales and derivative positions.


INVESTOR PROFILE

Investors who expect the Russell 2000(R) Index to go down and want investment gains when it does so. These investors must also be willing to bear the risk of equal losses if the Russell 2000(R) Index goes up.


PRINCIPAL RISKS

The Inverse Russell 2000(R) Strategy Fund is subject to a number of risks that may affect the value of its shares, including:

      o     Active Trading Risk

      o     Depositary Receipt Risk

      o     Derivatives Risk

      o     Early Closing Risk

      o     Market Risk

      o     Non-Diversification Risk

      o     Short Sales Risk

      o     Small-Capitalization Securities Risk

      o     Swap Counterparty Credit Risk

      o     Tracking Error Risk

      o     Trading Halt Risk

Please see "Descriptions of Principal Risks" on page 26 for a discussion of each of the principal risks that apply to the Fund.

                                [GRAPHIC OMITTED]

12


EUROPE 1.25x STRATEGY FUND
(FORMERLY, EUROPE ADVANTAGE FUND)
--------------------------------------------------------------------------------
A-CLASS (RYAEX)                                                  C-CLASS (RYCEX)

FUND OBJECTIVE

The Europe 1.25x Strategy Fund seeks to provide investment results that correlate to the performance of a specific benchmark. The Fund's current benchmark is the Dow Jones STOXX 50 Index(SM) (the "underlying index"). The investment objective of the Fund is non-fundamental and may be changed without shareholder approval.

If the Fund meets its objective, the value of the Fund's shares will tend to increase during times when the performance of its benchmark is increasing. When the value of its benchmark is decreasing, the value of the Fund's shares will tend to decrease.

PRINCIPAL INVESTMENT STRATEGY

The Europe 1.25x Strategy Fund invests principally in securities of companies included in the underlying index and in leveraged instruments, such as equity swap agreements, futures contracts and options on securities, futures contracts, and stock indices. Futures and options contracts, if used properly, may enable the Fund to meet its objective by increasing the Fund's exposure to the securities included in the underlying index or to securities whose performance is highly correlated to its benchmark. The Advisor will attempt to consistently apply leverage to increase the Fund's exposure to 125% of its benchmark. The Fund holds U.S. Government securities or cash equivalents to collateralize these futures and options contracts. For more information about the effects of leverage, please see "Understanding Compounding and the Effect of Leverage."


INVESTOR PROFILE

Investors who expect the Dow Jones STOXX 50 Index(SM) to go up and want accelerated investment gains when it does so. These investors must also be willing to bear the risk of equally accelerated losses if the Dow Jones STOXX 50 Index(SM) goes down.


PRINCIPAL RISKS

The Europe 1.25x Strategy Fund is subject to a number of risks that may affect the value of its shares, including:

      o     Active Trading Risk

      o     Depositary Receipt Risk

      o     Derivatives Risk

      o     Early Closing Risk

      o     Foreign Currency Risk

      o     Foreign Securities Risk

      o     Geographic Concentration in Europe Risk

      o     Leveraging Risk

      o     Market Risk

      o     Non-Diversification Risk

      o     Swap Counterparty Credit Risk

      o     Tracking Error Risk

      o     Trading Halt Risk

Please see "Descriptions of Principal Risks" on page 26 for a discussion of each of the principal risks that apply to the Fund.

                                [GRAPHIC OMITTED]

                                                                   PROSPECTUS 13


JAPAN 1.25x STRATEGY FUND
(FORMERLY, JAPAN ADVANTAGE FUND)
--------------------------------------------------------------------------------
A-CLASS (RYAJX)                                                  C-CLASS (RYCJX)

FUND OBJECTIVE

The Japan 1.25x Strategy Fund seeks to provide investment results that correlate to the performance of a specific benchmark. The Fund's current benchmark is the Topix 100 Index (the "underlying index"). The investment objective of the Fund is non-fundamental and may be changed without shareholder approval.

If the Fund meets its objective, the value of the Fund's shares will tend to increase during times when the performance of its benchmark is increasing. When the value of its benchmark is decreasing, the value of the Fund's shares will tend to decrease.

PRINCIPAL INVESTMENT STRATEGY

The Fund invests principally in securities of companies included in the underlying index and in leveraged instruments, such as equity swap agreements, futures contracts and options on securities, futures contracts, and stock indices. Futures and options contracts, if used properly, may enable the Fund to meet its objective by increasing the Fund's exposure to the securities included in the underlying index or to securities whose performance is highly correlated to its benchmark. The Advisor will attempt to consistently apply leverage to increase the Fund's exposure to 125% of its benchmark. The Fund holds U.S. Government securities or cash equivalents to collateralize these futures and options contracts. For more information about the effects of leverage, please see "Understanding Compounding and the Effect of Leverage."

INVESTOR PROFILE

Investors who expect the Topix 100 Index to go up and want accelerated investment gains when it does so. These investors must also be willing to bear the risk of equally accelerated losses if the Topix 100 Index goes down.

PRINCIPAL RISKS

The Europe 1.25x Strategy Fund is subject to a number of risks that may affect the value of its shares, including:

      o     Active Trading Risk

      o     Depositary Receipt Risk

      o     Derivatives Risk

      o     Early Closing Risk

      o     Foreign Currency Risk

      o     Foreign Securities Risk

      o     Geographic Concentration in Japan Risk

      o     Leveraging Risk

      o     Market Risk

      o     Non-Diversification Risk

      o     Swap Counterparty Credit Risk

      o     Tracking Error Risk

      o     Trading Halt Risk

Please see "Descriptions of Principal Risks" on page 26 for a discussion of each of the principal risks that apply to the Fund.

                                [GRAPHIC OMITTED]

14


GOVERNMENT LONG BOND 1.2x STRATEGY FUND
(FORMERLY, GOVERNMENT LONG BOND ADVANTAGE FUND)
--------------------------------------------------------------------------------
A-CLASS (RYABX)                                                  C-CLASS (RYCGX)

FUND OBJECTIVE

The Government Long Bond 1.2x Strategy Fund seeks to provide investment results that correspond to a benchmark for U.S. Government securities. The Fund's current benchmark is 120% of the price movement of the Long Treasury Bond. The Long Treasury Bond is the U.S. Treasury bond with the longest maturity, which is currently 30 years. The price movement of the Long Treasury Bond is based on the daily price change of the most recently issued Long Treasury Bond.

If the Fund meets its objective, the value of the Fund's shares should increase on a daily basis by 120% of any price increase by the Long Treasury Bond. In contrast, when the price of the Long Treasury Bond declines, the value of the Fund's shares should decline on a daily basis by 120% of any price decline of the Long Treasury Bond (E.G., if the Long Treasury Bond goes down by 5%, the value of the Fund's shares should go down by 6% on that day). For more information about the effects of leverage, please see "Understanding Compounding and the Effect of Leverage."

PRINCIPAL INVESTMENT STRATEGY

The Fund invests principally in U.S. Government securities and in leveraged instruments, such as certain futures and options contracts. Some of the Fund's U.S. Government securities, or cash equivalents, will be used to collateralize these futures and options. Futures and options contracts, if used properly, may enable the Fund to meet its objective by increasing the Fund's exposure to the securities included in its benchmark. In addition, the Fund may enter into transactions involving zero coupon U.S. Treasury bonds.


INVESTOR PROFILE

Investors who expect the value of the Long Treasury Bond to go up and want accelerated investment gains when it does so. These investors must also be willing to bear the risk of equally accelerated losses if the value of the Long Treasury Bond goes down.

                                [GRAPHIC OMITTED]

                                                                   PROSPECTUS 15


PRINCIPAL RISKS

The Government Long Bond 1.2x Strategy Fund is subject to a number of risks that may affect the value of its shares, including:

      o     Active Trading Risk

      o     Derivatives Risk

      o     Early Closing Risk

      o     Fixed Income Risk

      o     Leveraging Risk

      o     Market Risk

      o     Non-Diversification Risk

      o     Swap Counterparty Credit Risk

      o     Tracking Error Risk

      o     Trading Halt Risk

Please see "Descriptions of Principal Risks" on page 26 for a discussion of each of the principal risks that apply to the Fund.

                                [GRAPHIC OMITTED]

16


INVERSE GOVERNMENT LONG BOND STRATEGY FUND
(FORMERLY, INVERSE GOVERNMENT LONG BOND FUND)
--------------------------------------------------------------------------------
A-CLASS (RYAQX)                                                  C-CLASS (RYJCX)

FUND OBJECTIVE

The Inverse Government Long Bond Strategy Fund seeks to provide total returns that inversely correlate to the price movements of a benchmark for U.S. Treasury debt instruments or futures contracts on a specified debt instrument. The Fund's current benchmark is the inverse of the daily price movement of the Long Treasury Bond. The Long Treasury Bond is the U.S. Treasury bond with the longest maturity, which is currently 30 years. The price movement of the Long Treasury Bond is based on the daily price change of the most recently issued Long Treasury Bond.

If the Fund meets its objective, the value of the Fund's shares will increase on a daily basis when the price of the Long Treasury Bond decreases. When the price of the Long Treasury Bond increases, however, the value of the Fund's shares should decrease on a daily basis by an inversely proportionate amount (E.G., if the price of the Long Treasury Bond increases by 2%, the value of the Fund's shares should go down by 2% on that day).

PRINCIPAL INVESTMENT STRATEGY

Unlike a traditional index fund, the Fund's objective is to perform, on a daily basis, exactly opposite its benchmark, the Long Treasury Bond. As its primary investment strategy, the Fund enters into short sales and swap transactions, and engages in futures and options transactions. On a day-to-day basis, the Fund holds U.S. Government securities or cash equivalents to collateralize its short sales and derivative positions.


INVESTOR PROFILE

Investors who expect the value of the Long Treasury Bond to go down and want investment gains when it does so. These investors must also be willing to bear the risk of equal losses if the value of the Long Treasury Bond goes up.


PRINCIPAL RISKS

The Inverse Government Long Bond Strategy Fund is subject to a number of risks that may affect the value of its shares, including:

      o     Active Trading Risk

      o     Derivatives Risk

      o     Early Closing Risk

      o     Fixed Income Risk

      o     Market Risk

      o     Non-Diversification Risk

      o     Short Sales Risk

      o     Swap Counterparty Credit Risk

      o     Tracking Error Risk

      o     Trading Halt Risk

Please see "Descriptions of Principal Risks" on page 26 for a discussion of each of the principal risks that apply to the Fund.

                                [GRAPHIC OMITTED]

                                                                   PROSPECTUS 17


HIGH YIELD STRATEGY FUND
--------------------------------------------------------------------------------
A-CLASS (RYHDX)                                                  C-CLASS (RYHHX)

FUND OBJECTIVE

The High Yield Strategy Fund seeks to provide investment results that correlate to the performance of the high yield bond market. The investment objective of the High Yield Strategy Fund is non-fundamental and may be changed without shareholder approval.

PRINCIPAL INVESTMENT STRATEGY

The High Yield Strategy Fund seeks to gain exposure similar to the performance of the high yield bond market by investing in credit default swaps, high yield securities, futures and other financial instruments with economic characteristics comparable to that of the high yield bond market, as represented by U.S. and Canadian high yield bonds. Generally, high yield bonds are those bonds rated BB+ and lower by Standard & Poor's Rating Service or Ba1 and lower by Moody's Investor Services, Inc., but may include unrated bonds that the Advisor determines are of similar quality. The Advisor will consider the liquidity, transaction costs and relative value of available investments in seeking to meet the Fund's investment objective.

The Fund will primarily invest in credit default swaps to gain exposure similar to the high yield bond market. Credit default swaps are instruments which allow for the full or partial transfer of third party credit risk, with respect to a particular entity or entities, from one counterparty to the other. A buyer of credit default swaps is buying credit protection or mitigating credit risk. A seller of credit default swaps is selling credit protection or assuming credit risk. The Fund will normally be a seller of credit protection (assuming credit risk) as it seeks to gain exposure to the high yield bond market, but may also buy credit protection from time to time in order to maintain the appropriate level of exposure to the high yield bond market, such as during times of heavy redemption activity.

In addition, the Fund may invest in bond futures for the purpose of managing duration risk. For cash management purposes, the Fund may invest in other fixed income securities and money market instruments. The Fund may also invest in other financial instruments including corporate notes, convertible debt securities, preferred securities and derivatives thereof, as well as other investment companies, including exchange-traded funds ("ETFs"), unit investment trusts ("UITs"), and closed-end funds, that invest primarily in high yield debt instruments.

INVESTOR PROFILE

Investors who expect the value of the high yield bond market to go up and want investment gains when it does so. These investors must also be willing to bear the risk of equal losses if the value of the high yield bond market goes down.

                                [GRAPHIC OMITTED]

18

PRINCIPAL RISKS

The High Yield Strategy Fund is subject to a number of risks that may affect the value of its shares, including:

      o     Active Trading Risk

      o     Credit Risk

      o     Derivatives Risk

      o     Early Closing Risk

      o     Fixed Income Risk

      o     Foreign Issuer Exposure Risk

      o     High Yield Risk

      o     Investment in Investment Companies Risk

      o     Investment Technique Risk

      o     Issuer Specific Risk

      o     Liquidity Risk

      o     Market Risk

      o     Non-Diversification Risk

      o     Portfolio Turnover Risk

      o     Swap Counterparty Credit Risk

      o     Trading Halt Risk

Please see "Descriptions of Principal Risks" on page 26 for a discussion of each of the principal risks that apply to the Fund.

                                [GRAPHIC OMITTED]

                                                                   PROSPECTUS 19

INVERSE HIGH YIELD STRATEGY FUND
--------------------------------------------------------------------------------
A-CLASS (RYILX)                                                  C-CLASS (RYIYX)

FUND OBJECTIVE

The Inverse High Yield Strategy Fund seeks to provide investment results that inversely correlate to the performance of the high yield bond market. The investment objective of the Inverse High Yield Strategy Fund is non-fundamental and may be changed without shareholder approval.

If the Fund meets its investment objective, the value of the Fund's shares will tend to increase during times when the value of the high yield bond market, as a whole, is decreasing. When the value of the high yield bond market is increasing, however, the value of the Fund's shares should decrease on a daily basis by an inversely proportionate amount (E.G., if the value of the high yield bond market increases by 5%, the value of the Fund's shares should decrease by 5% on that day). As a result of the inverse correlation, certain of the risks described below apply to the Fund in an inverse or opposite manner than they would apply to the High Yield Strategy Fund or other traditional high yield mutual fund.

PRINCIPAL INVESTMENT STRATEGY

The Inverse High Yield Strategy Fund seeks to gain inverse exposure to the performance of the high yield bond market by investing in credit default swaps, futures and other financial instruments with economic characteristics opposite to that of the high yield bond market, as represented by U.S. and Canadian high yield bonds. Generally, high yield bonds are those bonds rated BB+ and lower by Standard & Poor's Rating Service or Ba1 and lower by Moody's Investor Services, Inc., but may include unrated bonds that the Advisor determines are of similar quality. The Advisor will consider the liquidity, transaction costs and relative value of available investments in seeking to meet the Fund's objective.

The Fund will primarily invest in credit default swaps to gain inverse exposure to the high yield bond market. Credit default swaps are instruments which allow for the full or partial transfer of third party credit risk, with respect to a particular entity or entities, from one counterparty to the other. A buyer of credit default swaps is buying credit protection or mitigating credit risk. A seller of credit default swaps is selling credit protection or assuming credit risk. The Fund will normally be a buyer of credit protection as it seeks to gain inverse exposure to the high yield bond market, but may also sell credit protection (assuming credit risk) from time to time in order to maintain the appropriate level of exposure to the high yield bond market, such as during times of heavy redemption activity.

In addition, the Fund may invest in bond futures for the purpose of managing duration risk. For cash management purposes, the Fund may invest in other fixed income securities and money market instruments. The Fund may also

                                [GRAPHIC OMITTED]

20

invest in other financial instruments including corporate notes, convertible debt securities, preferred securities and derivatives thereof, as well as other investment companies, including ETFs, UITs, and closed-end funds, that provide inverse exposure to the high yield debt market.

INVESTOR PROFILE

Investors who expect the value of the high yield bond market to go down and want investment gains when it does so. These investors must also be willing to bear the risk of equal losses if the value of the high yield bond market goes up.

PRINCIPAL RISKS

The Inverse High Yield Strategy Fund is subject to a number of risks that may affect the value of its shares, including:

      o     Active Trading Risk

      o     Credit Risk

      o     Derivatives Risk

      o     Early Closing Risk

      o     Fixed Income Risk

      o     Foreign Issuer Exposure Risk

      o     Investment in Investment Companies Risk

      o     Investment Technique Risk

      o     Issuer Specific Risk

      o     Liquidity Risk

      o     Market Risk

      o     Non-Diversification Risk

      o     Portfolio Turnover Risk

      o     Short Sales Risk

      o     Swap Counterparty Credit Risk

      o     Trading Halt Risk

Please see "Descriptions of Principal Risks" on page 26 for a discussion of each of the principal risks that apply to the Fund.

                                [GRAPHIC OMITTED]

                                                                   PROSPECTUS 21

U.S. GOVERNMENT MONEY MARKET FUND
--------------------------------------------------------------------------------
A-CLASS (RYAXX)                                                  C-CLASS (RYCXX)

FUND OBJECTIVE

The U.S. Government Money Market Fund seeks to provide security of principal, high current income, and liquidity.

PRINCIPAL INVESTMENT STRATEGY

The U.S. Government Money Market Fund invests primarily in money market instruments issued or guaranteed as to principal and interest by the U.S. Government, its agencies or instrumentalities, and enters into repurchase agreements fully collateralized by U.S. Government securities. The Fund may also invest in Eurodollar time deposits. The Fund operates under U.S. Securities and Exchange Commission rules, which impose certain liquidity, maturity, and diversification requirements. All securities purchased by the Fund must have remaining maturities of 397 days or less, and must be found by the Advisor to represent minimal credit risk and be of eligible quality.


PRINCIPAL RISKS

The U.S. Government Money Market Fund is subject to a number of risks that may affect the value of its shares, including:

            o     Interest Rate Risk

            o     Stable Price Per Share Risk

Please see "Descriptions of Principal Risks" on page 26 for a discussion of each of the principal risks that apply to the Fund.

                                [GRAPHIC OMITTED]

22


PRINCIPAL RISKS OF INVESTING IN THE FUNDS
--------------------------------------------------------------------------------

As indicated below, the Funds are subject to a number of risks that may affect the value of the Funds' shares. Please see "Descriptions of Principal Risks" immediately following the table for more detailed information about the principal risks of the Funds.

----------------------------------------------------------------------------------------------------------------------
                                                                                         INVERSE
                                                      NOVA             S&P 500           S&P 500             OTC
                                                      FUND               FUND         STRATEGY FUND          FUND
----------------------------------------------------------------------------------------------------------------------
Active Trading Risk                                    X                  X                X                  X
----------------------------------------------------------------------------------------------------------------------
Credit Risk
----------------------------------------------------------------------------------------------------------------------
Depositary Receipt Risk                                X                  X                X                  X
----------------------------------------------------------------------------------------------------------------------
Derivatives Risk                                       X                  X                X                  X
----------------------------------------------------------------------------------------------------------------------
Early Closing Risk                                     X                  X                X                  X
----------------------------------------------------------------------------------------------------------------------
Fixed Income Risk
----------------------------------------------------------------------------------------------------------------------
Foreign Currency Risk
----------------------------------------------------------------------------------------------------------------------
Foreign Issuer Exposure Risk
----------------------------------------------------------------------------------------------------------------------
Foreign Securities Risk
----------------------------------------------------------------------------------------------------------------------
Geographic Concentration in Europe Risk
----------------------------------------------------------------------------------------------------------------------
Geographic Concentration in Japan Risk
----------------------------------------------------------------------------------------------------------------------
High Yield Risk
----------------------------------------------------------------------------------------------------------------------
Industry Concentration Risk                                                                                   X
----------------------------------------------------------------------------------------------------------------------
Interest Rate Risk
----------------------------------------------------------------------------------------------------------------------
Investment in Investment Companies Risk
----------------------------------------------------------------------------------------------------------------------
Investment Technique Risk
----------------------------------------------------------------------------------------------------------------------
Issuer Specific Risk
----------------------------------------------------------------------------------------------------------------------
Large-Capitalization Securities Risk                   X                  X                X
----------------------------------------------------------------------------------------------------------------------
Leveraging Risk                                        X
----------------------------------------------------------------------------------------------------------------------
Liquidity Risk
----------------------------------------------------------------------------------------------------------------------
Market Risk                                            X                  X                X                  X
----------------------------------------------------------------------------------------------------------------------
Mid-Capitalization Securities Risk                                                                            X
----------------------------------------------------------------------------------------------------------------------
Non-Diversification Risk                               X                  X                X                  X
----------------------------------------------------------------------------------------------------------------------
Portfolio Turnover Risk
----------------------------------------------------------------------------------------------------------------------
Short Sales Risk                                                                           X
----------------------------------------------------------------------------------------------------------------------
Small-Capitalization Securities Risk
----------------------------------------------------------------------------------------------------------------------
Stable Price Per Share Risk
----------------------------------------------------------------------------------------------------------------------
Swap Counterparty Credit Risk                          X                  X                X                  X
----------------------------------------------------------------------------------------------------------------------
Technology Sector Concentration Risk                                                                          X
----------------------------------------------------------------------------------------------------------------------
Tracking Error Risk                                    X                  X                X                  X
----------------------------------------------------------------------------------------------------------------------
Trading Halt Risk                                      X                  X                X                  X
----------------------------------------------------------------------------------------------------------------------

                                [GRAPHIC OMITTED]

                                                                   PROSPECTUS 23

----------------------------------------------------------------------------------------------------------------------
                                                   INVERSE           MID-CAP 1.5X       INVERSE        RUSSELL 2000(R)
                                                OTC STRATEGY          STRATEGY          MID-CAP         1.5X STRATEGY
                                                   FUND                 FUND         STRATEGY FUND          FUND
----------------------------------------------------------------------------------------------------------------------
Active Trading Risk                                    X                  X                X                  X
----------------------------------------------------------------------------------------------------------------------
Credit Risk
----------------------------------------------------------------------------------------------------------------------
Depositary Receipt Risk                                X                  X                X                  X
----------------------------------------------------------------------------------------------------------------------
Derivatives Risk                                       X                  X                X                  X
----------------------------------------------------------------------------------------------------------------------
Early Closing Risk                                     X                  X                X                  X
----------------------------------------------------------------------------------------------------------------------
Fixed Income Risk
----------------------------------------------------------------------------------------------------------------------
Foreign Currency Risk
----------------------------------------------------------------------------------------------------------------------
Foreign Issuer Exposure Risk
----------------------------------------------------------------------------------------------------------------------
Foreign Securities Risk
----------------------------------------------------------------------------------------------------------------------
Geographic Concentration in Europe Risk
----------------------------------------------------------------------------------------------------------------------
Geographic Concentration in Japan Risk
----------------------------------------------------------------------------------------------------------------------
High Yield Risk
----------------------------------------------------------------------------------------------------------------------
Industry Concentration Risk                            X
----------------------------------------------------------------------------------------------------------------------
Interest Rate Risk
----------------------------------------------------------------------------------------------------------------------
Investment in Investment Companies Risk
----------------------------------------------------------------------------------------------------------------------
Investment Technique Risk
----------------------------------------------------------------------------------------------------------------------
Issuer Specific Risk
----------------------------------------------------------------------------------------------------------------------
Large-Capitalization Securities Risk
----------------------------------------------------------------------------------------------------------------------
Leveraging Risk                                                           X                                   X
----------------------------------------------------------------------------------------------------------------------
Liquidity Risk
----------------------------------------------------------------------------------------------------------------------
Market Risk                                            X                  X                X                  X
----------------------------------------------------------------------------------------------------------------------
Mid-Capitalization Securities Risk                     X                  X                X
----------------------------------------------------------------------------------------------------------------------
Non-Diversification Risk                               X                  X                X                  X
----------------------------------------------------------------------------------------------------------------------
Portfolio Turnover Risk
----------------------------------------------------------------------------------------------------------------------
Short Sales Risk                                       X                                   X
----------------------------------------------------------------------------------------------------------------------
Small-Capitalization Securities Risk                                                                          X
----------------------------------------------------------------------------------------------------------------------
Stable Price Per Share Risk
----------------------------------------------------------------------------------------------------------------------
Swap Counterparty Credit Risk                          X                  X                X                  X
----------------------------------------------------------------------------------------------------------------------
Technology Sector Concentration Risk                   X
----------------------------------------------------------------------------------------------------------------------
Tracking Error Risk                                    X                  X                X                  X
----------------------------------------------------------------------------------------------------------------------
Trading Halt Risk                                      X                  X                X                  X
----------------------------------------------------------------------------------------------------------------------

                                [GRAPHIC OMITTED]

24

----------------------------------------------------------------------------------------------------------------
                                                         INVERSE          EUROPE                     GOVERNMENT
                                            RUSSELL   RUSSELL 2000(R)     1.25X      JAPAN 1.25X     LONG BOND
                                            2000(R)      STRATEGY        STRATEGY     STRATEGY     1.2X STRATEGY
                                             FUND          FUND           FUND          FUND            FUND
----------------------------------------------------------------------------------------------------------------
Active Trading Risk                           X              X              X             X              X
----------------------------------------------------------------------------------------------------------------
Credit Risk
----------------------------------------------------------------------------------------------------------------
Depositary Receipt Risk                       X              X              X             X
----------------------------------------------------------------------------------------------------------------
Derivatives Risk                              X              X              X             X              X
----------------------------------------------------------------------------------------------------------------
Early Closing Risk                            X              X              X             X              X
----------------------------------------------------------------------------------------------------------------
Fixed Income Risk                                                                                        X
----------------------------------------------------------------------------------------------------------------
Foreign Currency Risk                                                       X             X
----------------------------------------------------------------------------------------------------------------
Foreign Issuer Exposure Risk
----------------------------------------------------------------------------------------------------------------
Foreign Securities Risk                                                     X             X
----------------------------------------------------------------------------------------------------------------
Geographic Concentration in Europe Risk                                     X
----------------------------------------------------------------------------------------------------------------
Geographic Concentration in Japan Risk                                                    X
----------------------------------------------------------------------------------------------------------------
High Yield Risk
----------------------------------------------------------------------------------------------------------------
Industry Concentration Risk
----------------------------------------------------------------------------------------------------------------
Interest Rate Risk
----------------------------------------------------------------------------------------------------------------
Investment in Investment Companies Risk
----------------------------------------------------------------------------------------------------------------
Investment Technique Risk
----------------------------------------------------------------------------------------------------------------
Issuer Specific Risk
----------------------------------------------------------------------------------------------------------------
Large-Capitalization Securities Risk
----------------------------------------------------------------------------------------------------------------
Leveraging Risk                                                             X             X              X
----------------------------------------------------------------------------------------------------------------
Liquidity Risk
----------------------------------------------------------------------------------------------------------------
Market Risk                                   X              X              X             X              X
----------------------------------------------------------------------------------------------------------------
Mid-Capitalization Securities Risk
----------------------------------------------------------------------------------------------------------------
Non-Diversification Risk                      X              X              X             X              X
----------------------------------------------------------------------------------------------------------------
Portfolio Turnover Risk
----------------------------------------------------------------------------------------------------------------
Short Sales Risk                                             X
----------------------------------------------------------------------------------------------------------------
Small-Capitalization Securities Risk          X              X
----------------------------------------------------------------------------------------------------------------
Stable Price Per Share Risk
----------------------------------------------------------------------------------------------------------------
Swap Counterparty Credit Risk                 X              X              X             X              X
----------------------------------------------------------------------------------------------------------------
Technology Sector Concentration Risk
----------------------------------------------------------------------------------------------------------------
Tracking Error Risk                           X              X              X             X              X
----------------------------------------------------------------------------------------------------------------
Trading Halt Risk                             X              X              X             X              X
----------------------------------------------------------------------------------------------------------------

                                [GRAPHIC OMITTED]

                                                                   PROSPECTUS 25

----------------------------------------------------------------------------------------------------------------------
                                                   INVERSE                             INVERSE             U.S.
                                                  GOVERNMENT         HIGH YIELD       HIGH YIELD        GOVERNMENT
                                              LONG BOND STRATEGY      STRATEGY         STRATEGY         MONEY MARKET
                                                     FUND               FUND             FUND               FUND
----------------------------------------------------------------------------------------------------------------------
Active Trading Risk                                    X                  X                X
----------------------------------------------------------------------------------------------------------------------
Credit Risk                                                               X                X
----------------------------------------------------------------------------------------------------------------------
Depositary Receipt Risk
----------------------------------------------------------------------------------------------------------------------
Derivatives Risk                                       X                  X                X
----------------------------------------------------------------------------------------------------------------------
Early Closing Risk                                     X                  X                X
----------------------------------------------------------------------------------------------------------------------
Fixed Income Risk                                      X                  X                X
----------------------------------------------------------------------------------------------------------------------
Foreign Currency Risk
----------------------------------------------------------------------------------------------------------------------
Foreign Issuer Exposure Risk                                              X                X
----------------------------------------------------------------------------------------------------------------------
Foreign Securities Risk
----------------------------------------------------------------------------------------------------------------------
Geographic Concentration in Europe Risk
----------------------------------------------------------------------------------------------------------------------
Geographic Concentration in Japan Risk
----------------------------------------------------------------------------------------------------------------------
High Yield Risk                                                           X
----------------------------------------------------------------------------------------------------------------------
Industry Concentration Risk
----------------------------------------------------------------------------------------------------------------------
Interest Rate Risk                                                                                            X
----------------------------------------------------------------------------------------------------------------------
Investment in Investment Companies Risk                                   X                X
----------------------------------------------------------------------------------------------------------------------
Investment Technique Risk                                                 X                X
----------------------------------------------------------------------------------------------------------------------
Issuer Specific Risk                                                      X                X
----------------------------------------------------------------------------------------------------------------------
Large-Capitalization Securities Risk
----------------------------------------------------------------------------------------------------------------------
Leveraging Risk
----------------------------------------------------------------------------------------------------------------------
Liquidity Risk                                                            X                X
----------------------------------------------------------------------------------------------------------------------
Market Risk                                            X                  X                X
----------------------------------------------------------------------------------------------------------------------
Mid-Capitalization Securities Risk
----------------------------------------------------------------------------------------------------------------------
Non-Diversification Risk                               X                  X                X
----------------------------------------------------------------------------------------------------------------------
Portfolio Turnover Risk                                                   X                X
----------------------------------------------------------------------------------------------------------------------
Short Sales Risk                                       X                                   X
----------------------------------------------------------------------------------------------------------------------
Small-Capitalization Securities Risk
----------------------------------------------------------------------------------------------------------------------
Stable Price Per Share Risk                                                                                   X
----------------------------------------------------------------------------------------------------------------------
Swap Counterparty Credit Risk                          X                  X                X
----------------------------------------------------------------------------------------------------------------------
Technology Sector Concentration Risk
----------------------------------------------------------------------------------------------------------------------
Tracking Error Risk                                    X
----------------------------------------------------------------------------------------------------------------------
Trading Halt Risk                                      X                  X                X
----------------------------------------------------------------------------------------------------------------------

                                [GRAPHIC OMITTED]

26


DESCRIPTIONS OF PRINCIPAL RISKS
--------------------------------------------------------------------------------

ACTIVE TRADING RISK - A significant portion of the Fund's assets may come from investors who take part in certain strategic and tactical asset allocation programs. These programs often recommend frequent trading of Fund shares to take advantage of anticipated changes in market conditions. Therefore, the Advisor anticipates that investors who take part in these programs may frequently redeem or exchange shares of the Fund, which may cause the Fund to experience high portfolio turnover. High portfolio turnover may result in the Fund paying higher levels of transaction costs and generating greater tax liabilities for shareholders. In addition, large movements of assets into and out of the Fund may negatively impact the Fund's ability to achieve its investment objective. In certain circumstances, the Fund's expense ratios may vary from current estimates or the historical ratio disclosed in this Prospectus.

CREDIT RISK - For the High Yield Strategy Fund, credit risk is the risk that the Fund could lose money if the issuer or guarantor of a debt instrument becomes unwilling or unable to make timely principal and/or interest payments, or to otherwise meet its obligations. For the Inverse High Yield Strategy Fund, credit risk is the risk that the Fund could lose money if the credit quality, or the perception of the financial condition, of the issuer or guarantor of a debt instrument is either upgraded or improves. Securities are subject to varying degrees of credit risk, which are sometimes reflected in credit ratings.

DEPOSITARY RECEIPT RISK - The Fund may hold the securities of non-U.S. companies in the form of American Depositary Receipts ("ADRs"). The underlying securities of the ADRs in the Fund's portfolio are usually denominated or quoted in currencies other than the U.S. Dollar. As a result, changes in foreign currency exchange rates may affect the value of the Fund's portfolio. Generally, when the U.S. Dollar rises in value against a foreign currency, a security denominated in that currency loses value because the currency is worth fewer U.S. Dollars. In addition, because the underlying securities of ADRs trade on foreign exchanges at times when the U.S. markets are not open for trading, the value of the securities underlying the ADRs may change materially at times when the U.S. markets are not open for trading, regardless of whether there is an active U.S. market for shares of the Fund or underlying fund. Investments in the underlying foreign securities may involve risks not typically associated with investing in U.S. companies. Foreign securities markets generally have less trading volume and less liquidity than U.S. markets, and prices in some foreign markets can be extremely volatile due to increased risks of adverse issuer, political, regulatory, market, or economic developments. Many foreign countries lack accounting and disclosure standards comparable to those that apply to U.S. companies, and it may be more difficult to obtain reliable information regarding a foreign issuer's financial condition and operations.

                                [GRAPHIC OMITTED]

                                                                   PROSPECTUS 27

In addition, transaction costs and costs associated with custody services are generally higher for foreign securities than they are for U.S. securities.

DERIVATIVES RISK - The Fund may invest a percentage of its assets in derivatives, such as futures and options contracts, to pursue its investment objective. The use of such derivatives may expose the Fund to additional risks that it would not be subject to if it invested directly in the securities underlying those derivatives. The Fund may use futures contracts and related options for bona fide hedging purposes to offset changes in the value of securities held or expected to be acquired. They may also be used to gain exposure to a particular market or instrument, to create a synthetic money market position, and for certain other tax-related purposes. The Fund will only enter into futures contracts traded on a national futures exchange or board of trade. Futures and options contracts are described in more detail below:

      FUTURES CONTRACTS - Futures contracts and options on futures contracts provide for the future sale by one party and purchase by another party of a specified amount of a specific security at a specified future time and at a specified price. An option on a futures contract gives the purchaser the right, in exchange for a premium, to assume a position in a futures contract at a specified exercise price during the term of the option. Index futures are futures contracts for various indices that are traded on registered securities exchanges.

      OPTIONS - The buyer of an option acquires the right to buy (a call option) or sell (a put option) a certain quantity of a security (the underlying security) or instrument at a certain price up to a specified point in time. The seller or writer of an option is obligated to sell (a call option) or buy (a put option) the underlying security. When writing (selling) call options on securities, the Fund may cover its positions by owning the underlying security on which an option is written or by owning a call option on the underlying security. Alternatively, the Fund may cover its positions by maintaining, in a segregated account, cash or liquid securities equal in value to the exercise price of the call options written by the Fund.

      The risks associated with the Fund's use of futures and options contracts include:

      o The Fund experiencing losses that exceed losses experienced by funds that do not use futures contracts and options.

      o There may be an imperfect correlation between the changes in market value of the securities held by the Fund and the prices of futures and options on futures.

                                [GRAPHIC OMITTED]

28

      o Although the Fund will only purchase exchange-traded futures, due to market conditions there may not always be a liquid secondary market for a futures contract. As a result, the Fund may be unable to close out its futures contracts at a time which is advantageous.

      o Trading restrictions or limitations may be imposed by an exchange, and government regulations may restrict trading in futures contracts and options.

      o Because option premiums paid or received by the Fund are small in relation to the market value of the investments underlying the options, buying and selling put and call options can be more speculative than investing directly in securities.

EARLY CLOSING RISK - The normal close of trading of securities listed on Nasdaq and the NYSE is 4:00 p.m., Eastern Time. Unanticipated early closings of securities exchanges and other financial markets may result in the Fund's inability to buy or sell securities or other financial instruments on that day. If an exchange or market closes early on a day when the Fund needs to execute a high volume of trades late in a trading day, the Fund might incur substantial trading losses.

FIXED INCOME RISK - The market value of fixed income investments, and financial instruments related to those fixed income investments, will change in response to interest rate changes and other factors, such as changes in the effective maturities and credit ratings of fixed income investments. During periods of falling interest rates, the values of outstanding fixed income securities generally rise. While such periods may benefit the High Yield Strategy Fund, they may cause the value of an investment in the Inverse High Yield Strategy Fund to decrease. In addition, falling interest rates may cause an issuer to redeem or "call" a security before its stated maturity, which may result in the Government Long Bond 1.2x Strategy Fund or Inverse Government Long Bond Strategy Fund having to reinvest the proceeds in lower or higher coupon securities, respectively. Conversely, during periods of rising interest rates, the values of such securities and related financial instruments generally decline. The value of an investment in the High Yield Strategy Fund may decline during periods of rising interest rates. Conversely, during periods of rising interest rates, the values of such securities generally decline. While securities with longer maturities tend to produce higher yields, the prices of longer maturity securities are also subject to greater market fluctuations as a result of changes in interest rates. With respect to the High Yield Strategy Fund and Inverse High Yield Strategy Fund, the prices of high yield bonds, unlike those of investment grade bonds, may fluctuate unpredictably and not necessarily inversely with changes in interest rates. Fixed income investments are also subject to credit risk, which is the

                                [GRAPHIC OMITTED]

                                                                   PROSPECTUS 29

possibility that the credit strength of an issuer will weaken and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default.

FOREIGN CURRENCY RISK - The Fund's investments in securities denominated in foreign currencies are subject to currency risk. Currency risks include the following:

      o The value of the Fund's assets measured in U.S. Dollars may be affected by changes in currency exchange rates and exchange control regulations.

      o The Fund may incur transaction costs in connection with conversions between various currencies.

Under normal circumstances, the Fund does not plan to hedge against the risks of variation in currency exchange rates relative to the U.S. Dollar. As a result, the value of securities denominated in foreign currencies can change significantly when foreign currencies strengthen or weaken relative to the U.S. Dollar.

FOREIGN ISSUER EXPOSURE RISK - The Fund may invest in instruments that are linked to the performance of foreign issuers, primarily Canadian issuers. Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market. In particular, the Canadian economy can be significantly affected by the U.S. economy and the price of natural resources. Periodic demands by the Province of Quebec for sovereignty could significantly affect the Canadian market.

FOREIGN SECURITIES RISK - Investing in securities of foreign companies, or in financial instruments that are linked to the performance of foreign issuers, may involve risks not typically associated with investing in U.S. companies. The value of securities denominated in foreign currencies, and of dividends from such securities, can change significantly when foreign currencies strengthen or weaken relative to the U.S. Dollar. Foreign securities markets generally have less trading volume and less liquidity than U.S. markets, and prices in some foreign markets can be extremely volatile due to increased risks of adverse issuer, political, regulatory, market, or economic developments. Many foreign countries lack accounting and disclosure standards comparable to those that apply to U.S. companies, and it may be more difficult to obtain reliable information regarding a foreign issuer's financial condition and operations. Transaction costs and costs associated with custody services are generally higher for foreign securities than they are for U.S. securities. Some foreign governments levy withholding taxes against dividend and interest income. Although in some countries portions of these taxes are recoverable, the non-recovered portion will reduce the income received by the Fund.

                                [GRAPHIC OMITTED]

30

GEOGRAPHIC CONCENTRATION IN EUROPE RISK - Because a significant portion of the assets of the Fund are invested in a specific geographical region, the value of its investments and the net asset value of the Fund could decline more dramatically as a result of adverse events affecting Europe. In addition, countries in Europe may be significantly affected by the tight fiscal and monetary controls of the European Economic and Monetary Union (EMU).

GEOGRAPHIC CONCENTRATION IN JAPAN RISK - Targeting Japan could hurt the Fund's performance if Japan's economy performs poorly as a result of political and economic conditions that affect the Japanese market. Japanese economic growth has weakened after the sharp collapse of the stock market in the 1990's and the current economic condition remains uncertain. Japanese stocks tend to be more volatile than their U.S. counterparts, for reasons ranging from political and economic uncertainties, to a higher risk that essential information may be incomplete or erroneous. The Fund may be more volatile than a geographically diversified equity fund.

HIGH YIELD RISK - Below investment grade fixed income securities, or junk bonds, are high-yield, high risk securities and are considered speculative. The value of these securities often fluctuates in response to company, political, or economic developments and declines significantly over short periods of time or during periods of general economic difficulty. Below investment grade fixed income securities generally pay higher yields (greater income) than investment in higher-quality securities; however, below investment grade securities involve greater risk to timely payment of principal and interest, including the possibility of default or bankruptcy of the issuers of the security. These securities can also be thinly traded or have restrictions on resale, making them difficult to sell at an acceptable price. The High Yield Strategy Fund seeks to correspond generally to the total return of the high yield bond market and thus an investment in the Fund will generally decline in value when the high yield bond market is losing value. By contrast, the Inverse High Yield Strategy Fund seeks to correspond generally to the inverse (opposite) of the total return of the high yield bond market, and thus an investment in the Fund will generally decline in value when the high yield bond market is gaining value.

INDUSTRY CONCENTRATION RISK - None of the Funds will invest 25% or more of the value of a Fund's total assets in the securities of one or more issuers conducting their principal business activities in the same industry or group of industries; except that, to the extent the index underlying the Fund's benchmark is concentrated in a particular industry, the Fund will necessarily be concentrated in that industry. Currently, the index underlying the OTC Fund's and the Inverse OTC Strategy Fund's benchmark - the Nasdaq 100 Index(R) - is concentrated in technology companies. The risk of concentrating Fund

                                [GRAPHIC OMITTED]

                                                                   PROSPECTUS 31

investments in a limited number of issuers conducting business in the same industry or group of industries is that the Fund will be more susceptible to the risks associated with that industry or group of industries than a fund that does not concentrate its investments. The Fund's investments in technology companies are subject to legislative or regulatory changes, adverse market conditions and/or increased competition affecting that economic sector. The prices of the securities of technology companies may fluctuate widely due to competitive pressures, increased sensitivity to short product cycles and aggressive pricing, problems relating to bringing their products to market, very high price/earnings ratios, and high personnel turnover due to severe labor shortages for skilled technology professionals.

INTEREST RATE RISK - Interest Rate Risk involves the potential for decline in the Fund's yield (the rate of dividends the Fund pays) in the event of declining interest rates.

INVESTMENT IN INVESTMENT COMPANIES RISK - The Fund may purchase shares of investment companies, such as ETFs, UITs, and closed-end investment companies to gain exposure to a particular portion of the market while awaiting an opportunity to purchase securities directly. When the Fund invests in an investment company, in addition to directly bearing the expenses associated with its own operations, it will bear a pro rata portion of the investment company's expenses. Further, in part because of these additional expenses, the performance of an investment company may differ from the performance the Fund would achieve if it invested directly in the underlying investments of the investment company. In addition, while the risks of owning shares of an investment company generally reflect the risks of owning the underlying investments of the investment company, the Fund may be subject to additional or different risks than if the Fund had invested directly in the underlying investments. For example, shares of an ETF are traded at market prices, which may vary from the net asset value of its underlying investments. In addition, the Fund may invest in investment companies that are not registered pursuant to the Investment Company Act of 1940, as amended, and therefore, is not subject to the regulatory scheme of the Investment Company Act of 1940, as amended.

INVESTMENT TECHNIQUE RISK - The Fund may use investment techniques that may be considered aggressive. Risks associated with the use of futures contracts, options and swap agreements include potentially dramatic price changes (losses) in the value of the instruments and imperfect correlations between the price of the contract and the underlying bond or index. These instruments may increase the volatility of the Fund and may involve a small investment of cash relative to the magnitude of the risk assumed. These techniques also may expose the Fund to risks different from or possibly greater than

                                [GRAPHIC OMITTED]

32

the risks associated with investing directly in high yield debt securities, including: 1) the risk that an instrument is temporarily mispriced; 2) credit or performance risk on the amount the Fund expects to receive from a counterparty;
3) the risk that security prices, interest rates and currency markets will move adversely and the Fund will incur significant losses; 4) imperfect correlation between the price of financial instruments and movements in the prices of the underlying securities; and 5) the possible absence of a liquid secondary market for any particular instrument and possible exchange imposed price fluctuation limits, both of which may make it difficult or impossible to adjust the Fund's position in a particular instrument when desired.

ISSUER SPECIFIC RISK - The value of a security may increase or decrease for a number of reasons which directly relate to the issuer. For example, with respect to the High Yield Strategy Fund, perceived poor management performance, financial leverage or reduced demand of the issuer's goods or services may contribute to a decrease in the value of a security. A decrease in the value of the securities of an issuer or guarantor of a debt instrument may cause the value of your investment in the High Yield Strategy Fund to decrease. Conversely, with respect to the Inverse High Yield Strategy Fund, effective management, improved financial condition or increased demand of the issuer's goods or services are factors that may contribute to an increase in the value of a security. An increase in the value of the securities of an issuer or guarantor of a debt instrument may cause the value of your investment in the Inverse High Yield Strategy Fund to decrease.

LARGE-CAPITALIZATION SECURITIES RISK - The Nova Fund and S&P 500 Fund are subject to the risk that large-capitalization stocks may underperform other segments of the equity market or the equity market as a whole. Conversely, the Inverse S&P 500 Strategy Fund is subject to the risk that large-capitalization stocks may outperform other segments of the equity market or the equity market as a whole.

LEVERAGING RISK - The more the Fund invests in leveraged instruments, the more this leverage will magnify any losses on those investments. Since the Fund's investment strategies involve consistently applied leverage, the value of the Fund's shares will tend to increase or decrease more than the value of any increase or decrease in its benchmark. Leverage will also have the effect of magnifying tracking error risk.

LIQUIDITY RISK - In certain circumstances, it may be difficult for the Fund to purchase and sell particular investments within a reasonable time at a fair price. To the extent that there is not an established retail market for instruments in which the Fund may invest, trading in such instruments may be relatively inactive. In addition, during periods of reduced market liquidity or in the absence

                                [GRAPHIC OMITTED]

                                                                   PROSPECTUS 33

of readily available market quotations for particular investments in the Fund's portfolio, the ability of the Fund to assign an accurate daily value to these investments may be difficult and the Advisor may be required to fair value the investments. For additional information about fair valuation, see "Calculating NAV."

MARKET RISK - The Fund may invest in public and privately issued securities, which may include common and preferred stocks, bonds, warrants, and rights, as well as derivatives and financial instruments that attempt to track the price movement of securities indices. Investments in securities and derivatives in general are subject to market risks that may cause their prices to fluctuate over time. The Fund's investments may decline in value due to factors affecting securities markets generally, or particular countries, segments, economic sectors, industries or companies within those markets. The value of a security may decline due to general economic and market conditions which are not specifically related to a particular issuer, such as real or perceived adverse economic conditions or changes in interest or currency rates. The value of securities convertible into equity securities, such as warrants or convertible debt, is also affected by prevailing interest rates, the credit quality of the issuer and any call provision. Fluctuations in the value of securities and financial instruments in which the Fund invests will cause the net asset value of the Fund to fluctuate. Historically, the markets have moved in cycles, and the value of the Fund's securities and derivatives may fluctuate drastically from day to day.

MID-CAPITALIZATION SECURITIES RISK - In comparison to securities of companies with large capitalizations, securities of medium-capitalization companies may have more price volatility, greater spreads between their bid and ask prices, significantly lower trading volumes, and cyclical or static growth prospects. Medium-capitalization companies often have limited product lines, markets or financial resources, and may therefore be more vulnerable to adverse developments than large-capitalization companies. These securities may or may not pay dividends. The OTC Fund and Mid-Cap 1.5x Strategy Fund are subject to the risk that medium-capitalization stocks may underperform other segments of the equity market or the equity market as a whole. Conversely, the Inverse OTC Strategy Fund and Inverse Mid-Cap Strategy Fund are subject to the risk that medium-capitalization stocks may outperform other segments of the equity market or the equity market as a whole.

NON-DIVERSIFICATION RISK - Because the Fund is non-diversified, it can invest in the securities of a limited number of issuers. To the extent that the Fund invests a significant percentage of its assets in a limited number of issuers, the Fund is subject to the risks of investing in those few issuers, and may be more susceptible to a single adverse economic or regulatory occurrence. As a result,

                                [GRAPHIC OMITTED]

34

changes in the market value of a single security could cause greater fluctuations in the value of Fund shares than would occur in a diversified fund.

PORTFOLIO TURNOVER RISK - The Fund's strategy may frequently involve buying and selling portfolio securities to rebalance the Fund's exposure to various market sectors. Higher portfolio turnover may result in the Fund paying higher levels of transaction costs and generating greater tax liabilities for shareholders. Portfolio turnover risk may cause the Fund's performance to be less than you expect.

SHORT SALES RISK - Short sales are transactions in which the Fund sells a security it does not own. To complete the transaction, the Fund must borrow the security to make delivery to the buyer. The Fund is then obligated to replace the security borrowed by purchasing the security at the market price at the time of replacement. The price at such time may be higher or lower than the price at which the security was sold by the Fund. If the underlying security goes down in price between the time the Fund sells the security and buys it back, the Fund will realize a gain on the transaction. Conversely, if the underlying security goes up in price during the period, the Fund will realize a loss on the transaction. Any such loss is increased by the amount of premium or interest the Fund must pay to the lender of the security. Likewise, any gain will be decreased by the amount of premium or interest the Fund must pay to the lender of the security. The Fund is also required to segregate other assets on its books to cover its obligation to return the security to the lender which means that those other assets may not be available to meet the Fund's needs for immediate cash or other liquidity. The Fund's investment performance may also suffer if the Fund is required to close out a short position earlier than it had intended. This would occur if the securities lender required the Fund to deliver the securities the Fund borrowed at the commencement of the short sale and the Fund was unable to borrow the securities from another securities lender or otherwise obtain the security by other means. In addition, the Fund may be subject to expenses related to short sales that are not typically associated with investing in securities directly, such as costs of borrowing and margin account maintenance costs associated with the Fund's open short positions. These expenses negatively impact the performance of the Fund. For example, when the Fund short sells an interest-bearing security, such as a bond, it is obligated to pay the interest on the security it has sold. This cost is partially offset by the interest earned by the Fund on the investment of the cash generated by the short sale. Similarly, when the Fund sells short an equity security that pays a dividend, it is obligated to pay the dividend on the security it has sold. However, a dividend paid on a security sold short generally reduces the market value of the shorted security and thus, increases the Fund's unrealized gain or reduces the Fund's unrealized loss on its short sale transaction. To the extent that the interest rate and/or

                                [GRAPHIC OMITTED]

                                                                   PROSPECTUS 35

dividend that the Fund is obligated to pay is greater than the interest earned by the Fund on investments, the performance of the Fund will be negatively impacted. These types of short sales expenses are sometimes referred to as the "negative cost of carry," and will tend to cause the Fund to lose money on a short sale even in instances where the price of the underlying security sold short does not change over the duration of the short sale.

SMALL-CAPITALIZATION SECURITIES RISK - In comparison to securities of companies with medium and large capitalizations, securities of small-capitalization companies may have more price volatility, greater spreads between their bid and ask prices, significantly lower trading volumes, and cyclical or static growth prospects. Small-capitalization companies often have limited product lines, markets or financial resources, and may therefore be more vulnerable to adverse developments than medium and large-capitalization companies. These securities may or may not pay dividends. The Russell 2000(R) Fund is subject to the risk that small-capitalization stocks may underperform other segments of the equity market or the equity markets as a whole. Conversely, the Inverse Russell 2000(R) Fund is subject to the risk that small-capitalization stocks may outperform other segments of the equity market or the equity markets as a whole.

STABLE PRICE PER SHARE RISK - The Fund's assets are valued using the amortized cost method, which enables the Fund to maintain a stable price of $1.00 per share. ALTHOUGH THE FUND IS MANAGED TO MAINTAIN A STABLE PRICE PER SHARE OF $1.00, THERE IS NO GUARANTEE THAT THE PRICE WILL BE CONSTANTLY MAINTAINED, AND IT IS POSSIBLE TO LOSE MONEY. THE FUND IS NOT A BANK DEPOSIT AND IS NOT FEDERALLY INSURED OR GUARANTEED BY ANY GOVERNMENT AGENCY OR GUARANTEED TO ACHIEVE ITS OBJECTIVE.

SWAP COUNTERPARTY CREDIT RISK - The Fund may enter into swap agreements, including but not limited to equity index or interest rate swap agreements, for purposes of attempting to gain exposure to a particular group of stocks or to an index of stocks without actually purchasing those stocks, or to hedge a position. The High Yield Strategy Fund and Inverse High Yield Strategy Fund may also enter into credit default swap agreements for purposes of attempting to gain exposure to the high yield bond market without actually purchasing high yield debt securities, or to hedge a position. The Fund will use short-term swap agreements to exchange the returns (or differentials in rates of return) earned or realized in particular predetermined investments or instruments. The Fund will not enter into any swap agreement unless the Advisor believes that the other party to the transaction is creditworthy. The use of swap agreements involves risks that are different from those associated with ordinary portfolio securities transactions. The Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty. If swap counterparty defaults on

                                [GRAPHIC OMITTED]

36

its payment obligations to the Fund, this default will cause the value of your investment in the Fund to decrease. In addition, the Fund may enter into swap agreements with a limited number of counterparties, which may increase the Fund's exposure to counterparty credit risk. Swap agreements also may be considered to be illiquid.

      o CREDIT DEFAULT SWAP RISK - A credit default swap agreement is an agreement between two parties: a buyer of credit protection and a seller of credit protection. The Fund may be either the buyer of credit protection against a designated event of default, restructuring or other credit related event (each a "Credit Event") or the seller of credit protection in a credit default swap. The buyer in a credit default swap agreement is obligated to pay the seller a periodic stream of payments over the term of the swap agreement. The High Yield Strategy Fund will normally be a seller of credit protection. If no Credit Event occurs, the seller of credit protection will have received a fixed rate of income throughout the term of the swap agreement. If a Credit Event occurs, the seller of credit protection must pay the buyer of credit protection the full notional value of the reference obligation through either physical settlement or cash settlement. The Inverse High Yield Strategy Fund will normally be a buyer of credit protection. If no Credit Event occurs, the buyer of credit protection will have made a series of periodic payments through the term of the swap agreement. However, if a Credit Event occurs, the buyer of credit protection will receive the full notional value of the reference obligation either through physical settlement or cash settlement from the seller of credit protection. A credit default swap may involve greater risks than if the Fund invested directly in the underlying reference obligations. For example, a credit default swap may increase the Fund's credit risk because it has exposure to both the issuer of the underlying reference obligation and the counterparty to the credit default swap. In addition, credit defaults swaps may be difficult to value depending on whether an active market exists for the credit default swaps in which the Fund invests.

TECHNOLOGY SECTOR CONCENTRATION RISK - The Fund's underlying index is concentrated in technology companies. As a result, the Fund's investments will also necessarily be concentrated in technology companies. The market prices of technology-related instruments tend to exhibit a greater degree of market risk and sharp price fluctuations than other types of instruments. Technology-related instruments also may be affected adversely by, among other things, changes in technology, consumer and business purchasing patterns, government regulation and/or obsolete products or services.

                                [GRAPHIC OMITTED]

                                                                   PROSPECTUS 37

TRACKING ERROR RISK - Tracking error risk refers to the risk that the Fund's Advisor may not be able to cause the Fund's performance to match that of the Fund's benchmark, either on a daily or aggregate basis. Factors such as Fund expenses, imperfect correlation between the Fund's investments and those of its benchmark, rounding of share prices, changes to the benchmark, regulatory policies, high portfolio turnover rate and leverage all contribute to tracking error. In addition, because each Fund, except for the Mid-Cap 1.5x Strategy Fund, Russell 2000(R) 1.5x Strategy Fund, Europe 1.25x Strategy Fund, Japan 1.25x Strategy Fund and Government Long Bond 1.2x Strategy Fund, is tracking the performance of its benchmark on a daily basis, mathematical compounding may prevent a Fund from correlating with the monthly, quarterly, annual or other period performance of its benchmark. Tracking error may cause the Fund's performance to be less than you expect.

The Mid-Cap 1.5x Strategy Fund, Russell 2000(R) 1.5x Strategy Fund, Europe 1.25x Strategy Fund, Japan 1.25x Strategy Fund and Government Long Bond 1.2x Strategy Fund seek to track their respective benchmarks over time, but are also subject to the effects of mathematical compounding. Tracking error may be more significant for the Mid-Cap 1.5x Strategy Fund, Russell 2000(R) 1.5x Strategy Fund, Europe 1.25x Strategy Fund, Japan 1.25x Strategy Fund and Government Long Bond 1.2x Strategy Fund compared to other Rydex Funds due to the Funds' consistent application of leverage to increase exposure to their respective benchmarks.

The prices of the Europe 1.25x Strategy Fund and Japan 1.25x Strategy Fund are calculated at the close of the U.S. markets using fair value prices. Due to the differences in times between the close of the European and Japanese markets and the time the Funds price their shares, the value the Funds assign to securities generally will not be the same as the quoted or published prices of those securities on their primary markets or exchanges. On a daily basis, the Funds are priced with consideration to the performance of securities on their primary exchanges, foreign currency appreciation/depreciation, and market movement in the U.S. as related to the securities. As a result, the tracking error risk for the Europe 1.25x Strategy Fund and Japan 1.25x Strategy Fund may be higher than for other Rydex Funds.

TRADING HALT RISK - The Fund typically will hold short-term options and futures contracts. The major exchanges on which these contracts are traded, such as the Chicago Mercantile Exchange, have established limits on how much an option or futures contract may decline over various time periods within a day. In addition, the major securities exchanges, such as the NYSE, have established limits on how much the securities market, based on the Dow Jones Industrial Average(SM), may decline over various time periods within a day. If the

                                [GRAPHIC OMITTED]

38

price of a security, an option or a futures contract declines more than the established limits, trading on the exchange is halted on that instrument. If a trading halt occurs, the Fund may temporarily be unable to purchase or sell the options, futures contracts or securities that are the subject of the trading halt. Such a trading halt near the time the Fund prices its shares may limit the Fund's ability to use leverage and may prevent the Fund from achieving its investment objective. In such an event, the Fund also may be required to use a "fair-value" method to price their outstanding contracts or securities.

                                [GRAPHIC OMITTED]

FUND PERFORMANCE
--------------------------------------------------------------------------------

The following bar charts show the performance of the C-Class Shares of the Funds from year to year. The variability of performance over time provides an indication of the risks of investing in a Fund. The following tables show the performance of the A-Class Shares and C-Class Shares of the Funds as an average over different periods of time in comparison to the performance of a broad market index. The figures in the bar charts and tables assume the reinvestment of dividends and capital gains distributions. The after-tax returns are calculated using the highest historical federal income and capital gains tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown. Returns After Taxes on Distributions assume a continued investment in a Fund and show the effect of taxes on Fund distributions. Returns After Taxes on Distributions and Sale of Fund Shares assume all shares were redeemed at the end of each measurement period, and show the effect of any taxable gain (or offsetting loss) on redemption, as well as the effects of taxes on Fund distributions. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. After-tax returns for other classes of shares will differ from those shown below. Of course, this past performance (before and after taxes) does not necessarily indicate how a Fund will perform in the future.

                                [GRAPHIC OMITTED]

40

NOVA FUND
--------------------------------------------------------------------------------

THE PERFORMANCE INFORMATION SHOWN BELOW FOR THE C-CLASS SHARES IS BASED ON A CALENDAR YEAR. THE YEAR-TO-DATE RETURN FOR THE PERIOD FROM JANUARY 1, 2007 THROUGH JUNE 30, 2007 IS 7.90%.

  [THE FOLLOWING TABLE WAS REPRESENTED BY A BAR CHART IN THE PRINTED MATERIAL.]

               2002     2003     2004    2005    2006
             ----------------------------------------
             -35.81    39.04    14.27    3.61   18.52

Highest Quarter Return                                     Lowest Quarter Return
(quarter ended 6/30/2003) 23.16%               (quarter ended 9/30/2002) -26.58%

AVERAGE ANNUAL TOTAL RETURN
(FOR PERIODS ENDED DECEMBER 31, 2006)

                                                                Since Inception
A-CLASS SHARES                                     Past 1 Year    (3/31/2004)
--------------------------------------------------------------------------------
Return Before Taxes                                  13.70%         10.75%
Return After Taxes on Distributions                  11.17%          9.42%
Return After Taxes on Distributions
   and Sale of Fund Shares                            8.91%          8.46%
S&P 500(R) Index 1                                   15.79%         10.75%

                                                                Since Inception
C-CLASS SHARES                       Past 1 Year  Past 5 Years    (3/14/2001)
--------------------------------------------------------------------------------
Return Before Taxes                     18.52%        4.60%          2.86%
Return After Taxes on Distributions     15.83%        3.89%          2.23%
Return After Taxes on Distributions
   and Sale of Fund Shares              12.05%        3.45%          2.08%
S&P 500(R)Index 1                       15.79%        6.19%          5.21%

1 THE S&P 500(R) INDEX IS AN UNMANAGED CAPITALIZATION-WEIGHTED INDEX COMPOSED OF 500 COMMON STOCKS, WHICH ARE CHOSEN BY STANDARD & POOR'S, A DIVISION OF THE MCGRAW-HILL COMPANY ("S&P") ON A STATISTICAL BASIS. RETURNS REFLECT NO DEDUCTION FOR FEES, EXPENSES, OR TAXES.

                                [GRAPHIC OMITTED]

                                                                   PROSPECTUS 41

S&P 500 FUND
--------------------------------------------------------------------------------

The S&P 500 Fund commenced operations on May 31, 2006 and therefore does not have a performance history for a full calendar year.


INVERSE S&P 500 STRATEGY FUND
--------------------------------------------------------------------------------

THE PERFORMANCE INFORMATION SHOWN BELOW FOR THE C-CLASS SHARES IS BASED ON A CALENDAR YEAR. THE YEAR-TO-DATE RETURN FOR THE PERIOD FROM JANUARY 1, 2007 THROUGH JUNE 30, 2007 IS -3.22%.

  [THE FOLLOWING TABLE WAS REPRESENTED BY A BAR CHART IN THE PRINTED MATERIAL.]

               2002     2003     2004    2005    2006
              ---------------------------------------
              21.06   -24.47   -10.87   -1.66   -7.83

Highest Quarter Return                                     Lowest Quarter Return
(quarter ended 9/30/2002) 17.34%               (quarter ended 6/30/2003) -13.98%

AVERAGE ANNUAL TOTAL RETURN
(FOR PERIODS ENDED DECEMBER 31, 2006)

                                                                Since Inception
A-CLASS SHARES                                     Past 1 Year    (3/31/2004)
--------------------------------------------------------------------------------
Return Before Taxes                                  -11.49%        -7.68%
Return After Taxes on Distributions                  -12.44%        -8.22%
Return After Taxes on Distributions
   and Sale of Fund Shares                            -7.48%        -6.76%
S&P 500(R) Index 1                                    15.79%        10.75%

                                                                Since Inception
C-CLASS SHARES                       Past 1 Year  Past 5 Years    (3/15/2001)
--------------------------------------------------------------------------------
Return Before Taxes                     -7.83%        -5.88%        -4.79%
Return After Taxes on Distributions     -8.83%        -6.47%        -5.32%
Return After Taxes on Distributions
   and Sale of Fund Shares              -5.09%        -5.18%        -4.25%
S&P 500(R) Index 1                      15.79%         6.19%         5.11%

1 THE S&P 500(R) INDEX IS AN UNMANAGED CAPITALIZATION-WEIGHTED INDEX COMPOSED OF 500 COMMON STOCKS, WHICH ARE CHOSEN BY STANDARD & POOR'S, A DIVISION OF THE MCGRAW-HILL COMPANY ("S&P") ON A STATISTICAL BASIS. RETURNS REFLECT NO DEDUCTION FOR FEES, EXPENSES, OR TAXES.

                                [GRAPHIC OMITTED]

42

OTC FUND
--------------------------------------------------------------------------------

THE PERFORMANCE INFORMATION SHOWN BELOW FOR THE C-CLASS SHARES IS BASED ON A CALENDAR YEAR. THE YEAR-TO-DATE RETURN FOR THE PERIOD FROM JANUARY 1, 2007 THROUGH JUNE 30, 2007 IS 9.39%.

  [THE FOLLOWING TABLE WAS REPRESENTED BY A BAR CHART IN THE PRINTED MATERIAL.]

                     2002      2003     2004     2005     2006
                   -------------------------------------------
                   -39.07     44.59     8.41     0.24     5.18

Highest Quarter Return                                     Lowest Quarter Return
(quarter ended 12/31/2002) 17.46%              (quarter ended 6/30/2002) -28.32%

AVERAGE ANNUAL TOTAL RETURN
(FOR PERIODS ENDED DECEMBER 31, 2006)

                                                                        Since Inception
A-CLASS SHARES                                            Past 1 Year     (3/31/2004)
----------------------------------------------------------------------------------------
Return Before Taxes                                          0.90%           4.83%
Return After Taxes on Distributions                          0.90%           4.79%
Return After Taxes on Distributions and
   Sale of Fund Shares                                       0.58%           3.10%
Nasdaq 100 Index(R) 2                                        6.79%           7.53%

                                                                        Since Inception
C-CLASS SHARES                             Past 1 Year   Past 5 Years     (3/26/2001)
----------------------------------------------------------------------------------------
Return Before Taxes                           5.18%          0.14%          -1.42%
Return After Taxes on Distributions           5.18%          0.12%          -1.44%
Return After Taxes on Distributions and
   Sale of Fund Shares                        3.37%          0.11%          -1.21%
Nasdaq 100 Index(R) 2                         6.79%          2.18%          -0.81%

2 THE NASDAQ 100 INDEX(R) IS AN UNMANAGED MODIFIED CAPITALIZATION-WEIGHTED INDEX COMPOSED OF 100 OF THE LARGEST NON-FINANCIAL COMPANIES LISTED ON THE NASDAQ STOCK MARKET ("NASDAQ"). RETURNS REFLECT NO DEDUCTION FOR FEES, EXPENSES, OR TAXES.

                                [GRAPHIC OMITTED]

                                                                   PROSPECTUS 43

INVERSE OTC STRATEGY FUND
--------------------------------------------------------------------------------

THE PERFORMANCE INFORMATION SHOWN BELOW FOR THE C-CLASS SHARES IS BASED ON A CALENDAR YEAR. THE YEAR-TO-DATE RETURN FOR THE PERIOD FROM JANUARY 1, 2007 THROUGH JUNE 30, 2007 IS -6.59%.

  [THE FOLLOWING TABLE WAS REPRESENTED BY A BAR CHART IN THE PRINTED MATERIAL.]

                      2002     2003     2004   2005    2006
                     --------------------------------------
                     34.00   -37.61   -12.50   0.14   -2.06

Highest Quarter Return                                     Lowest Quarter Return
(quarter ended 6/30/2002) 32.41%              (quarter ended 12/31/2002) -18.98%

AVERAGE ANNUAL TOTAL RETURN
(FOR PERIODS ENDED DECEMBER 31, 2006)

                                                                        Since Inception
A-CLASS SHARES                                           Past 1 Year      (3/31/2004)
----------------------------------------------------------------------------------------
Return Before Taxes                                        -6.04%           -6.71%
Return After Taxes on Distributions                        -6.89%           -7.20%
Return After Taxes on Distributions and
   Sale of Fund Shares                                     -3.94%           -5.93%
Nasdaq 100 Index(R) 2                                       6.79%            7.53%

                                                                        Since Inception
C-CLASS SHARES                             Past 1 Year   Past 5 Years      (3/7/2001)
----------------------------------------------------------------------------------------
Return Before Taxes                          -2.06%        -6.42%           -4.78%
Return After Taxes on Distributions          -2.99%        -6.91%           -5.27%
Return After Taxes on Distributions and
   Sale of Fund Shares                       -1.35%        -5.58%           -4.22%
Nasdaq 100 Index(R) 2                         6.79%         2.18%           -2.17%

2 THE NASDAQ 100 INDEX(R) IS AN UNMANAGED MODIFIED CAPITALIZATION-WEIGHTED INDEX COMPOSED OF 100 OF THE LARGEST NON-FINANCIAL COMPANIES LISTED ON THE NASDAQ STOCK MARKET ("NASDAQ"). RETURNS REFLECT NO DEDUCTION FOR FEES, EXPENSES, OR TAXES.

                                [GRAPHIC OMITTED]

44

MID-CAP 1.5X STRATEGY FUND
--------------------------------------------------------------------------------

THE PERFORMANCE INFORMATION SHOWN BELOW FOR THE C-CLASS SHARES IS BASED ON A CALENDAR YEAR. THE YEAR-TO-DATE RETURN FOR THE PERIOD FROM JANUARY 1, 2007 THROUGH JUNE 30, 2007 IS 14.92%.

  [THE FOLLOWING TABLE WAS REPRESENTED BY A BAR CHART IN THE PRINTED MATERIAL.]

                       2002    2003    2004    2005    2006
                     --------------------------------------
                     -27.96   49.86   20.79   13.03   10.00

Highest Quarter Return                                     Lowest Quarter Return
(quarter ended 6/30/2003) 26.88%               (quarter ended 9/30/2002) -25.90%

AVERAGE ANNUAL TOTAL RETURN
(FOR PERIODS ENDED DECEMBER 31, 2006)

                                                                        Since Inception
A-CLASS SHARES                                           Past 1 Year      (3/31/2004)
----------------------------------------------------------------------------------------
Return Before Taxes                                          5.51%          11.97%
Return After Taxes on Distributions                          4.98%          11.70%
Return After Taxes on Distributions and
   Sale of Fund Shares                                       4.31%          10.31%
S&P MidCap 400 Index 3                                      10.32%          12.31%

                                                                        Since Inception
C-CLASS SHARES                             Past 1 Year   Past 5 Years     (8/20/2001)
----------------------------------------------------------------------------------------
Return Before Taxes                           10.00%        10.15%           9.16%
Return After Taxes on Distributions            9.43%         9.94%           8.97%
Return After Taxes on Distributions and
   Sale of Fund Shares                         7.29%         8.81%           7.95%
S&P MidCap 400 Index 3                        10.32%        10.89%          10.66%

3     THE S&P MIDCAP 400(R) INDEX IS AN UNMANAGED MODIFIED
      CAPITALIZATION-WEIGHTED INDEX COMPOSED OF 400 MID CAP STOCKS CHOSEN BY S&P FOR MARKET SIZE, LIQUIDITY, AND INDUSTRY GROUP REPRESENTATION. RETURNS REFLECT NO DEDUCTION FOR FEES, TAXES OR EXPENSES.

                                [GRAPHIC OMITTED]

                                                                   PROSPECTUS 45

INVERSE MID-CAP STRATEGY FUND
--------------------------------------------------------------------------------

THE PERFORMANCE INFORMATION SHOWN BELOW FOR THE C-CLASS SHARES IS BASED ON A CALENDAR YEAR. THE YEAR-TO-DATE RETURN FOR THE PERIOD FROM JANUARY 1, 2007 THROUGH JUNE 30, 2007 IS -7.71%.

  [THE FOLLOWING TABLE WAS REPRESENTED BY A BAR CHART IN THE PRINTED MATERIAL.]

                                 2005       2006
                                ----------------
                                -9.18      -4.10

Highest Quarter Return                                     Lowest Quarter Return
(quarter ended 6/30/2006) 4.23%                 (quarter ended 3/31/2006) -5.84%

AVERAGE ANNUAL TOTAL RETURN
(FOR PERIODS ENDED DECEMBER 31, 2006)

                                                                        Since Inception
A-CLASS SHARES                                           Past 1 Year      (3/31/2004)
----------------------------------------------------------------------------------------
Return Before Taxes                                         -7.94%           -9.91%
Return After Taxes on Distributions                        -10.37%          -10.97%
Return After Taxes on Distributions and
   Sale of Fund Shares                                      -5.20%           -8.89%
S&P MidCap 400 Index 3                                      10.32%           12.31%

                                                                        Since Inception
C-CLASS SHARES                                           Past 1 Year      (2/20/2004)
----------------------------------------------------------------------------------------
Return Before Taxes                                         -4.10%           -9.36%
Return After Taxes on Distributions                         -6.68%          -10.41%
Return After Taxes on Distributions and
   Sale of Fund Shares                                      -2.71%           -8.42%
S&P MidCap 400 Index 3                                      10.32%           12.31%

3     THE S&P MIDCAP 400(R) INDEX IS AN UNMANAGED MODIFIED
      CAPITALIZATION-WEIGHTED INDEX COMPOSED OF 400 MID CAP STOCKS CHOSEN BY S&P FOR MARKET SIZE, LIQUIDITY, AND INDUSTRY GROUP REPRESENTATION. RETURNS REFLECT NO DEDUCTION FOR FEES, TAXES OR EXPENSES.

                                [GRAPHIC OMITTED]

46

RUSSELL 2000(R) 1.5x STRATEGY FUND
--------------------------------------------------------------------------------

THE PERFORMANCE INFORMATION SHOWN BELOW FOR THE C-CLASS SHARES IS BASED ON A CALENDAR YEAR. THE YEAR-TO-DATE RETURN FOR THE PERIOD FROM JANUARY 1, 2007 THROUGH JUNE 30, 2007 IS 7.88%.

  [THE FOLLOWING TABLE WAS REPRESENTED BY A BAR CHART IN THE PRINTED MATERIAL.]

                       2002    2003    2004   2005    2006
                     -------------------------------------
                     -34.32   67.23   24.09   3.27   20.48

Highest Quarter Return                                     Lowest Quarter Return
(quarter ended 6/30/2003) 36.00%               (quarter ended 9/30/2002) -32.48%

AVERAGE ANNUAL TOTAL RETURN
(FOR PERIODS ENDED DECEMBER 31, 2006)

                                                                        Since Inception
A-CLASS SHARES                                           Past 1 Year      (3/31/2004)
----------------------------------------------------------------------------------------
Return Before Taxes                                         15.56%          12.45%
Return After Taxes on Distributions                         14.92%          12.19%
Return After Taxes on Distributions and
   Sale of Fund Shares                                      11.00%          10.73%
Russell 2000(R) Index 4                                     18.37%          12.35%

                                                                        Since Inception
C-CLASS SHARES                             Past 1 Year   Past 5 Years     (1/23/2001)
----------------------------------------------------------------------------------------
Return Before Taxes                           20.48%        11.14%           7.10%
Return After Taxes on Distributions           19.78%        10.98%           6.97%
Return After Taxes on Distributions and
   Sale of Fund Shares                        14.27%         9.73%           6.17%
Russell 2000(R) Index 4                       18.37%        11.39%           9.26%

4 THE RUSSELL 2000(R) INDEX IS AN UNMANAGED INDEX THAT IS A WIDELY RECOGNIZED INDICATOR OF SMALL-CAPITALIZATION COMPANY PERFORMANCE. RETURNS REFLECT NO DEDUCTION FOR FEES, EXPENSES OR TAXES.

                                [GRAPHIC OMITTED]

                                                                   PROSPECTUS 47

RUSSELL 2000(R) FUND
--------------------------------------------------------------------------------

The Russell 2000(R) Fund commenced operations on May 31, 2006 and therefore does not have a performance history for a full calendar year.


INVERSE RUSSELL 2000(R) STRATEGY FUND
--------------------------------------------------------------------------------

THE PERFORMANCE INFORMATION SHOWN BELOW FOR THE C-CLASS SHARES IS BASED ON A CALENDAR YEAR. THE YEAR-TO-DATE RETURN FOR THE PERIOD FROM JANUARY 1, 2007 THROUGH JUNE 30, 2007 IS -3.29%.

  [THE FOLLOWING TABLE WAS REPRESENTED BY A BAR CHART IN THE PRINTED MATERIAL.]

                                 2005      2006
                                ---------------
                                -3.44    -12.04

Highest Quarter Return                                     Lowest Quarter Return
(quarter ended 6/30/2006) 5.96%                (quarter ended 3/31/2006) -11.28%

AVERAGE ANNUAL TOTAL RETURN
(FOR PERIODS ENDED DECEMBER 31, 2006)

                                                                Since Inception
A-CLASS SHARES                                    Past 1 Year     (3/31/2004)
--------------------------------------------------------------------------------
Return Before Taxes                                 -15.58%         -10.71%
Return After Taxes on Distributions                 -16.96%         -11.44%
Return After Taxes on Distributions and
   Sale of Fund Shares                              -10.14%          -9.36%
Russell 2000(R) Index 4                              18.37%          12.35%

                                                                Since Inception
C-CLASS SHARES                                    Past 1 Year     (2/20/2004)
--------------------------------------------------------------------------------
Return Before Taxes                                 -12.04%         -10.21%
Return After Taxes on Distributions                 -13.51%         -10.93%
Return After Taxes on Distributions and
   Sale of Fund Shares                               -7.84%          -8.93%
Russell 2000(R) Index 4                              18.37%          12.61%

4 THE RUSSELL 2000(R) INDEX IS AN UNMANAGED INDEX THAT IS A WIDELY RECOGNIZED INDICATOR OF SMALL-CAPITALIZATION COMPANY PERFORMANCE. RETURNS REFLECT NO DEDUCTION FOR FEES, EXPENSES OR TAXES.

                                [GRAPHIC OMITTED]

48

EUROPE 1.25x STRATEGY FUND
--------------------------------------------------------------------------------

THE PERFORMANCE INFORMATION SHOWN BELOW FOR THE C-CLASS SHARES IS BASED ON A CALENDAR YEAR. THE YEAR-TO-DATE RETURN FOR THE PERIOD FROM JANUARY 1, 2007 THROUGH JUNE 30, 2007 IS 13.11%.

  [THE FOLLOWING TABLE WAS REPRESENTED BY A BAR CHART IN THE PRINTED MATERIAL.]

                     2002    2003    2004   2005    2006
                   -------------------------------------
                   -29.94   41.38   15.70   5.93   28.20

Highest Quarter Return                                     Lowest Quarter Return
(quarter ended 6/30/2003) 26.69%               (quarter ended 9/30/2002) -29.27%

AVERAGE ANNUAL TOTAL RETURN
(FOR PERIODS ENDED DECEMBER 31, 2006)

                                                                Since Inception
A-CLASS SHARES                                     Past 1 Year   (3/31/2004)
--------------------------------------------------------------------------------
Return Before Taxes                                   23.02%         17.80%
Return After Taxes on Distributions                   22.80%         17.06%
Return After Taxes on Distributions and
   Sale of Fund Shares                                14.96%         14.95%
Dow Jones STOXX 50 Index(SM) 5                        26.96%         18.81%

                                                                Since Inception
C-CLASS SHARES                       Past 1 Year  Past 5 Years    (5/10/2001)
--------------------------------------------------------------------------------
Return Before Taxes                     28.20%         9.39%          4.70%
Return After Taxes on Distributions     27.96%         8.65%          4.08%
Return After Taxes on Distributions
   and Sale of Fund Shares              18.33%         7.67%          3.64%
Dow Jones STOXX 50 Index(SM) 5          26.96%        11.22%          7.29%

5 THE DOW JONES STOXX 50 INDEX(SM) IS AN UNMANAGED INDEX THAT IS A WIDELY RECOGNIZED INDICATOR OF EUROPEAN STOCK MARKET PERFORMANCE. RETURNS REFLECT NO DEDUCTION FOR FEES, EXPENSES OR TAXES. STOXX AND DOW JONES CLAIM COPYRIGHT AND OTHER PROPRIETARY INTEREST IN DOW JONES STOXX 50 INDEX(SM). THE DOW JONES STOXX 50 INDEX(SM) AND THE RELATED TRADEMARKS HAVE BEEN LICENSED FOR CERTAIN PURPOSES BY THE ADVISOR.

                                [GRAPHIC OMITTED]

                                                                   PROSPECTUS 49

JAPAN 1.25x STRATEGY FUND
--------------------------------------------------------------------------------

THE PERFORMANCE INFORMATION SHOWN BELOW FOR THE C-CLASS SHARES IS BASED ON A CALENDAR YEAR. THE YEAR-TO-DATE RETURN FOR THE PERIOD FROM JANUARY 1, 2007 THROUGH JUNE 30, 2007 IS 1.13%.

                            2003    2004    2005    2006
                           -----------------------------
                           38.53   10.66   19.39    3.72

Highest Quarter Return                                     Lowest Quarter Return
(quarter ended 9/30/2003) 24.56%               (quarter ended 9/30/2004) -11.93%

AVERAGE ANNUAL TOTAL RETURN
(FOR PERIODS ENDED DECEMBER 31, 2006)

                                                                Since Inception
A-CLASS SHARES                                    Past 1 Year     (3/31/2004)
--------------------------------------------------------------------------------
Return Before Taxes                                  -0.39%          5.31%
Return After Taxes on Distributions                 -13.56%         -0.43%
Return After Taxes on Distributions and
   Sale of Fund Shares                                0.72%          1.48%
Topix 100 Index 6                                     7.06%          9.65%

                                                                Since Inception
C-CLASS SHARES                                    Past 1 Year       (3/1/2002)
--------------------------------------------------------------------------------
Return Before Taxes                                   3.72%         10.09%
Return After Taxes on Distributions                 -10.46%          6.45%
Return After Taxes on Distributions and
   Sale of Fund Shares                                3.47%          6.79%
Topix 100 Index 6                                     7.06%         12.46%

6 THE TOPIX 100 INDEX IS AN UNMANAGED INDEX THAT IS A WIDELY RECOGNIZED INDICATOR OF JAPANESE STOCK MARKET PERFORMANCE. RETURNS REFLECT NO DEDUCTION FOR FEES, EXPENSES OR TAXES.

                                [GRAPHIC OMITTED]

50

GOVERNMENT LONG BOND 1.2x STRATEGY FUND
--------------------------------------------------------------------------------

THE PERFORMANCE INFORMATION SHOWN BELOW FOR THE C-CLASS SHARES IS BASED ON A CALENDAR YEAR. THE YEAR-TO-DATE RETURN FOR THE PERIOD FROM JANUARY 1, 2007 THROUGH JUNE 30, 2007 IS -4.92%.

                    2002    2003    2004    2005    2006
                   ---------------------------------------
                   18.19   -2.66    8.64    6.98   -4.17

Highest Quarter Return                                     Lowest Quarter Return
(quarter ended 9/30/2002) 17.22%                (quarter ended 3/31/2006) -7.84%

AVERAGE ANNUAL TOTAL RETURN
(FOR PERIODS ENDED DECEMBER 31, 2006)

                                                                       Since Inception
A-CLASS SHARES                                          Past 1 Year      (3/31/2004)
--------------------------------------------------------------------------------------
Return Before Taxes                                        -7.94%           0.58%
Return After Taxes on Distributions                        -9.10%          -0.66%
Return After Taxes on Distributions and
   Sale of Fund Shares                                     -5.19%          -0.22%
Lehman Long Treasury Bond Index 7                           1.85%           3.84%

                                                                       Since Inception
C-CLASS SHARES                            Past 1 Year   Past 5 Years     (5/2/2001)
---------------------------------------------------------------------------------------
Return Before Taxes                          -4.17%         5.09%           5.28%
Return After Taxes on Distributions          -5.13%         4.01%           4.17%
Return After Taxes on Distributions and
   Sale of Fund Shares                       -2.73%         3.73%           3.87%
Lehman Long Treasury Bond Index 7             1.85%         6.94%           6.97%

7 THE LEHMAN LONG TREASURY BOND INDEX IS AN UNMANAGED INDEX THAT IS A WIDELY RECOGNIZED INDICATOR OF U.S. GOVERNMENT BOND PERFORMANCE. RETURNS REFLECT NO DEDUCTION FOR FEES, EXPENSES OR TAXES.

                                [GRAPHIC OMITTED]

                                                                   PROSPECTUS 51

INVERSE GOVERNMENT LONG BOND STRATEGY FUND
--------------------------------------------------------------------------------

THE PERFORMANCE INFORMATION SHOWN BELOW FOR THE C-CLASS SHARES IS BASED ON A CALENDAR YEAR. THE YEAR-TO-DATE RETURN FOR THE PERIOD FROM JANUARY 1, 2007 THROUGH JUNE 30, 2007 IS 6.59%.

  [THE FOLLOWING TABLE WAS REPRESENTED BY A BAR CHART IN THE PRINTED MATERIAL.]

                2002      2003      2004      2005     2006
              ---------------------------------------------
              -17.41     -2.94     -9.66     -5.89     7.28

Highest Quarter Return                                     Lowest Quarter Return
(quarter ended 3/31/2006) 7.75%                (quarter ended 9/30/2002) -13.33%

AVERAGE ANNUAL TOTAL RETURN
(FOR PERIODS ENDED DECEMBER 31, 2006)

                                                                       Since Inception
A-CLASS SHARES                                           Past 1 Year     (3/31/2004)
--------------------------------------------------------------------------------------
Return Before Taxes                                         2.89%           -2.06%
Return After Taxes on Distributions                         1.71%           -2.47%
Return After Taxes on Distributions and
   Sale of Fund Shares                                      1.87%           -1.98%
Lehman Long Treasury Bond Index 7                           1.85%            3.84%

                                                                       Since Inception
C-CLASS SHARES                            Past 1 Year   Past 5 Years     (3/28/2001)
--------------------------------------------------------------------------------------
Return Before Taxes                          7.28%         -6.07%           -5.33%
Return After Taxes on Distributions          5.99%         -6.30%           -5.53%
Return After Taxes on Distributions and
   Sale of Fund Shares                       4.72%         -5.18%           -4.54%
Lehman Long Treasury Bond Index 7            1.85%          6.94%            6.54%

7 THE LEHMAN LONG TREASURY BOND INDEX IS AN UNMANAGED INDEX THAT IS A WIDELY RECOGNIZED INDICATOR OF U.S. GOVERNMENT BOND PERFORMANCE. RETURNS REFLECT NO DEDUCTION FOR FEES, EXPENSES OR TAXES.

                                [GRAPHIC OMITTED]

52

HIGH YIELD STRATEGY FUND
--------------------------------------------------------------------------------

The High Yield Strategy Fund commenced operations on April 16, 2007 and therefore does not have a performance history for a full calendar year.

INVERSE HIGH YIELD STRATEGY FUND
--------------------------------------------------------------------------------

The Inverse High Yield Strategy Fund commenced operations on April 16, 2007 and therefore does not have a performance history for a full calendar year.


U.S. GOVERNMENT MONEY MARKET FUND
--------------------------------------------------------------------------------

THE PERFORMANCE INFORMATION SHOWN BELOW FOR THE C-CLASS SHARES IS BASED ON A CALENDAR YEAR. THE YEAR-TO-DATE RETURN FOR THE PERIOD FROM JANUARY 1, 2007 THROUGH JUNE 30, 2007 IS 1.63%.

  [THE FOLLOWING TABLE WAS REPRESENTED BY A BAR CHART IN THE PRINTED MATERIAL.]

               2001     2002     2003     2004     2005     2006
               -------------------------------------------------
               2.32     0.11     0.01     0.03     1.30     3.02

Highest Quarter Return                                     Lowest Quarter Return
(quarter ended 3/31/2001) 1.00%                  (quarter ended 3/31/2003) 0.00%

AVERAGE ANNUAL TOTAL RETURN
(FOR PERIODS ENDED DECEMBER 31, 2006)

                                                                 Since Inception
A-CLASS SHARES                                     Past 1 Year     (3/31/2004)
--------------------------------------------------------------------------------
Return Before Taxes                                  3.79%            2.21%
90 Day Treasury Composite Index 8                    4.87%            3.27%

                                                                 Since Inception
C-CLASS SHARES                      Past 1 Year   Past 5 Years    (10/19/2000)
--------------------------------------------------------------------------------
Return Before Taxes                    3.02%          0.89%           1.25%
90 Day Treasury Composite Index 8      4.87%          2.42%           2.89%

YIELD

Call 800.820.0888 for the U.S. Government Money Market Fund's current yield.

8 THE 90 DAY TREASURY COMPOSITE INDEX IS AN UNMANAGED INDEX THAT IS A WIDELY RECOGNIZED INDICATOR OF GENERAL MONEY MARKET PERFORMANCE. RETURNS REFLECT NO DEDUCTION FOR FEES, EXPENSES OR TAXES.

                                [GRAPHIC OMITTED]

                                                                   PROSPECTUS 53

--------------------------------------------------------------------------------
THIS PAGE INTENTIONALLY LEFT BLANK.

                                [GRAPHIC OMITTED]

54


FUND FEES AND EXPENSES
--------------------------------------------------------------------------------

The tables below describe the fees and expenses that you may pay if you buy and hold A-Class Shares or C-Class Shares of the Funds described in this Prospectus.

                                                                                NOVA
--------------------------------------------------------------------------------------------
                                                                          A-CLASS   C-CLASS
--------------------------------------------------------------------------------------------
SHAREHOLDER FEES
(FEES PAID DIRECTLY FROM YOUR INVESTMENT) 1

Maximum Sales Charge (Load) Imposed On Purchases
(as a percentage of initial purchase price) 2                              4.75%     None

Maximum Deferred Sales Charge (Load) (as a percentage
of initial purchase price or current market value, whichever is less) 3    None 4    1.00%

ANNUAL FUND OPERATING EXPENSES
(EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)

Management Fees                                                            0.75%     0.75%

Distribution And/Or Shareholder Service (12b-1) Fees                       0.25%     1.00%

Total Other Expenses                                                       0.50%     0.50%

   Short Interest Expenses                                                 None      None

   Remaining Other Expenses                                                None      None
                                                                          -----------------
Total Annual Fund Operating Expenses                                       1.50%     2.25%
                                                                          =================

1 THE FUNDS MAY IMPOSE A WIRE TRANSFER CHARGE OF $15 ON CERTAIN REDEMPTIONS UNDER $5,000 FOR ACCOUNTS HELD DIRECTLY THROUGH THE FUNDS' TRANSFER AGENT.

2 REPRESENTS THE MAXIMUM SALES CHARGE (LOAD) IMPOSED ON PURCHASES. THIS SALES CHARGE VARIES DEPENDING ON HOW MUCH YOU INVEST. YOU MAY PAY LESS THAN THE MAXIMUM SALES CHARGE BECAUSE OF WAIVERS AND REDUCED SALES CHARGES THAT MAY BE AVAILABLE. SEE "SALES CHARGES." THIS SALES CHARGE DOES NOT APPLY TO THE U.S. GOVERNMENT MONEY MARKET FUND.

3 THE DEFERRED SALES CHARGE APPLIES FOR THE FIRST YEAR FOLLOWING PURCHASE AND WILL BE WAIVED FOR CUSTOMERS OF FINANCIAL INTERMEDIARIES THAT HAVE ENTERED INTO AN ARRANGEMENT WITH RYDEX DISTRIBUTORS, INC. (THE "DISTRIBUTOR") TO FOREGO TRANSACTION-BASED COMPENSATION IN CONNECTION WITH THE INITIAL PURCHASE.

4 FOR INVESTMENTS OF $1 MILLION OR MORE, A-CLASS SHARES ARE SOLD AT NET ASSET VALUE ("NAV"), WITHOUT ANY UP-FRONT SALES CHARGE. HOWEVER, IF YOU SELL YOUR SHARES WITHIN 18 MONTHS OF PURCHASE, YOU WILL NORMALLY HAVE TO PAY A 1.00% CONTINGENT DEFERRED SALES CHARGE ("CDSC") BASED ON YOUR INITIAL PURCHASE PRICE OR CURRENT MARKET VALUE, WHICHEVER IS LOWER.

                                [GRAPHIC OMITTED]

                                                                   PROSPECTUS 55

--------------------------------------------------------------------------------

                                                              S&P 500       INVERSE S&P 500 STRATEGY          OTC
-------------------------------------------------------------------------------------------------------------------------
                                                        A-CLASS   C-CLASS     A-CLASS      C-CLASS     A-CLASS   C-CLASS
-------------------------------------------------------------------------------------------------------------------------
SHAREHOLDER FEES
(FEES PAID DIRECTLY FROM YOUR INVESTMENT) 1

Maximum Sales Charge (Load) Imposed On Purchases
(as a percentage of initial purchase price) 2            4.75%     None         4.75%        None       4.75%     None

Maximum Deferred Sales Charge (Load) (as a percentage
of initial purchase price or current market value,
whichever is less) 3                                     None 4    1.00%        None 4       1.00%      None 4    1.00%

ANNUAL FUND OPERATING EXPENSES
(EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)

Management Fees                                          0.75%     0.75%        0.90%        0.90%      0.75%     0.75%

Distribution And/Or Shareholder Service (12b-1) Fees     0.25%     1.00%        0.25%        1.00%      0.25%     1.00%

Total Other Expenses                                     0.55%     0.50%        0.46%        0.46%      0.46%     0.47%

   Short Interest Expenses                               None      None         None         None       None      None

   Remaining Other Expenses                              None      None         None         None       None      None
                                                        ----------------------------------------------------------------
Total Annual Fund Operating Expenses                     1.55%     2.25%        1.61%        2.36%      1.46%     2.22%
                                                        ================================================================

                                [GRAPHIC OMITTED]

56

FUND FEES AND EXPENSES (CONTINUED)
--------------------------------------------------------------------------------

The tables below describe the fees and expenses that you may pay if you buy and hold A-Class Shares or C-Class Shares of the Funds described in this Prospectus.

                                                                           INVERSE OTC STRATEGY
------------------------------------------------------------------------------------------------
                                                                             A-CLASS     C-CLASS
------------------------------------------------------------------------------------------------
SHAREHOLDER FEES
(FEES PAID DIRECTLY FROM YOUR INVESTMENT) 1

Maximum Sales Charge (Load) Imposed On Purchases
(as a percentage of initial purchase price) 2                                  4.75%      None

Maximum Deferred Sales Charge (Load) (as a percentage
of initial purchase price or current market value, whichever is less) 3        None 4     1.00%

ANNUAL FUND OPERATING EXPENSES
(EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)

Management Fees                                                                0.90%      0.90%

Distribution And/Or Shareholder Service (12b-1) Fees                           0.25%      1.00%

Total Other Expenses                                                           0.49%      0.50%

   Short Dividend Expenses                                                     None       None

   Remaining Other Expenses                                                    None       None
                                                                          ----------------------
Total Annual Fund Operating Expenses                                           1.64%      2.40%
                                                                          ======================

1 THE FUNDS MAY IMPOSE A WIRE TRANSFER CHARGE OF $15 ON CERTAIN REDEMPTIONS UNDER $5,000 FOR ACCOUNTS HELD DIRECTLY THROUGH THE FUNDS' TRANSFER AGENT.

2 REPRESENTS THE MAXIMUM SALES CHARGE (LOAD) IMPOSED ON PURCHASES. THIS SALES CHARGE VARIES DEPENDING ON HOW MUCH YOU INVEST. YOU MAY PAY LESS THAN THE MAXIMUM SALES CHARGE BECAUSE OF WAIVERS AND REDUCED SALES CHARGES THAT MAY BE AVAILABLE. SEE "SALES CHARGES." THIS SALES CHARGE DOES NOT APPLY TO THE U.S. GOVERNMENT MONEY MARKET FUND.

3 THE DEFERRED SALES CHARGE APPLIES FOR THE FIRST YEAR FOLLOWING PURCHASE AND WILL BE WAIVED FOR CUSTOMERS OF FINANCIAL INTERMEDIARIES THAT HAVE ENTERED INTO AN ARRANGEMENT WITH THE DISTRIBUTOR TO FOREGO
      TRANSACTION-BASED COMPENSATION IN CONNECTION WITH THE INITIAL PURCHASE.

4 FOR INVESTMENTS OF $1 MILLION OR MORE, A-CLASS SHARES ARE SOLD AT NAV, WITHOUT ANY UP-FRONT SALES CHARGE. HOWEVER, IF YOU SELL YOUR SHARES WITHIN 18 MONTHS OF PURCHASE, YOU WILL NORMALLY HAVE TO PAY A 1.00% CDSC BASED ON YOUR INITIAL PURCHASE PRICE OR CURRENT MARKET VALUE, WHICHEVER IS LOWER.

                                [GRAPHIC OMITTED]

                                                                   PROSPECTUS 57

--------------------------------------------------------------------------------

                                                   MID-CAP 1.5x STRATEGY   INVERSE MID-CAP STRATEGY   RUSSELL 2000(R) 1.5x STRATEGY
------------------------------------------------------------------------------------------------------------------------------------
                                                    A-CLASS     C-CLASS       A-CLASS      C-CLASS         A-CLASS       C-CLASS
------------------------------------------------------------------------------------------------------------------------------------
SHAREHOLDER FEES
(FEES PAID DIRECTLY FROM YOUR INVESTMENT) 1

Maximum Sales Charge (Load) Imposed On Purchases
(as a percentage of initial purchase price) 2        4.75%       None         4.75%         None           4.75%           None

Maximum Deferred Sales Charge (Load) (as a
percentage of initial purchase price or
current market value, whichever is less) 3           None 4      1.00%        None 4        1.00%          None 4          1.00%

ANNUAL FUND OPERATING EXPENSES
(EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)

Management Fees                                      0.90%       0.90%        0.90%         0.90%          0.90%           0.90%

Distribution And/Or Shareholder Service (12b-1)
Fees                                                 0.25%       1.00%        0.25%         1.00%          0.25%           1.00%

Total Other Expenses                                 0.52%       0.51%        0.50%         0.50%          0.51%           0.51%

   Short Dividend Expenses                           None        None         None          None           None            None

   Remaining Other Expenses                          None        None         None          None           None            None
                                                   ---------------------------------------------------------------------------------
Total Annual Fund Operating Expenses                 1.67%       2.41%        1.65%         2.40%          1.66%           2.41%
                                                   =================================================================================

                                [GRAPHIC OMITTED]

58

FUND FEES AND EXPENSES (CONTINUED)
--------------------------------------------------------------------------------

The tables below describe the fees and expenses that you may pay if you buy and hold A-Class Shares or C-Class Shares of the Funds described in this Prospectus.

                                                                           RUSSELL 2000(R)
--------------------------------------------------------------------------------------------
                                                                          A-CLASS   C-CLASS
--------------------------------------------------------------------------------------------
SHAREHOLDER FEES
(FEES PAID DIRECTLY FROM YOUR INVESTMENT) 1

Maximum Sales Charge (Load) Imposed On Purchases
(as a percentage of initial purchase price) 2                              4.75%      None

Maximum Deferred Sales Charge (Load) (as a percentage
of initial purchase price or current market value, whichever is less) 3    None 4     1.00%

ANNUAL FUND OPERATING EXPENSES
(EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)

Management Fees                                                            0.75%      0.75%

Distribution And/Or Shareholder Service (12b-1) Fees                       0.25%      1.00%

Total Other Expenses                                                       0.51%      0.53%

   Short Interest Expenses                                                 None       None

   Remaining Other Expenses                                                None       None
                                                                          ------------------
Total Annual Fund Operating Expenses                                       1.51%      2.28%
                                                                          ==================

1 THE FUNDS MAY IMPOSE A WIRE TRANSFER CHARGE OF $15 ON CERTAIN REDEMPTIONS UNDER $5,000 FOR ACCOUNTS HELD DIRECTLY THROUGH THE FUNDS' TRANSFER AGENT.

2 REPRESENTS THE MAXIMUM SALES CHARGE (LOAD) IMPOSED ON PURCHASES. THIS SALES CHARGE VARIES DEPENDING ON HOW MUCH YOU INVEST. YOU MAY PAY LESS THAN THE MAXIMUM SALES CHARGE BECAUSE OF WAIVERS AND REDUCED SALES CHARGES THAT MAY BE AVAILABLE. SEE "SALES CHARGES." THIS SALES CHARGE DOES NOT APPLY TO THE U.S. GOVERNMENT MONEY MARKET FUND.

3 THE DEFERRED SALES CHARGE APPLIES FOR THE FIRST YEAR FOLLOWING PURCHASE AND WILL BE WAIVED FOR CUSTOMERS OF FINANCIAL INTERMEDIARIES THAT HAVE ENTERED INTO AN ARRANGEMENT WITH DISTRIBUTOR TO FOREGO TRANSACTION-BASED COMPENSATION IN CONNECTION WITH THE INITIAL PURCHASE.

4 FOR INVESTMENTS OF $1 MILLION OR MORE, A-CLASS SHARES ARE SOLD AT NAV, WITHOUT ANY UP-FRONT SALES CHARGE. HOWEVER, IF YOU SELL YOUR SHARES WITHIN 18 MONTHS OF PURCHASE, YOU WILL NORMALLY HAVE TO PAY A 1.00% CDSC BASED ON YOUR INITIAL PURCHASE PRICE OR CURRENT MARKET VALUE, WHICHEVER IS LOWER.

                                [GRAPHIC OMITTED]

                                                                   PROSPECTUS 59

--------------------------------------------------------------------------------

                                                   INVERSE RUSSELL 2000(R) STRATEGY   EUROPE 1.25x STRATEGY   JAPAN 1.25x STRATEGY
------------------------------------------------------------------------------------------------------------------------------------
                                                       A-CLASS         C-CLASS          A-CLASS     C-CLASS     A-CLASS     C-CLASS
------------------------------------------------------------------------------------------------------------------------------------
SHAREHOLDER FEES
(FEES PAID DIRECTLY FROM YOUR INVESTMENT) 1

Maximum Sales Charge (Load) Imposed On Purchases
(as a percentage of initial purchase price) 2          4.75%             None           4.75%        None        4.75%       None

Maximum Deferred Sales Charge (Load) (as a
percentage of initial purchase price or
current market value, whichever is less) 3             None 4            1.00%          None 4       1.00%       None 4      1.00%

ANNUAL FUND OPERATING EXPENSES
(EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)

Management Fees                                        0.90%             0.90%          0.90%        0.90%       0.90%       0.90%

Distribution And/Or Shareholder Service (12b-1)
Fees                                                   0.25%             1.00%          0.25%        1.00%       0.25%       1.00%

Total Other Expenses                                   0.50%             0.50%          0.39%        0.50%       0.49%       0.50%

   Short Interest Expenses                             None              None           None         None        None        None

   Remaining Other Expenses                            None              None           None         None        None        None
                                                   ---------------------------------------------------------------------------------
Total Annual Fund Operating Expenses                   1.65%             2.40%          1.54%        2.40%       1.64%       2.40%
                                                   =================================================================================

                                [GRAPHIC OMITTED]

60

FUND FEES AND EXPENSES (CONTINUED)
--------------------------------------------------------------------------------

The tables below describe the fees and expenses that you may pay if you buy and hold A-Class Shares or C-Class Shares of the Funds described in this Prospectus.

                                                                          GOVERNMENT LONG BOND
                                                                              1.2x STRATEGY
----------------------------------------------------------------------------------------------
                                                                           A-CLASS     C-CLASS
----------------------------------------------------------------------------------------------
SHAREHOLDER FEES
(FEES PAID DIRECTLY FROM YOUR INVESTMENT) 1

Maximum Sales Charge (Load) Imposed On Purchases
(as a percentage of initial purchase price) 2                               4.75%       None

Maximum Deferred Sales Charge (Load) (as a percentage
of initial purchase price or current market value, whichever is less) 3     None 4      1.00%

ANNUAL FUND OPERATING EXPENSES
(EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)

Management Fees                                                             0.50%       0.50%

Distribution And/Or Shareholder Service (12b-1) Fees                        0.25%       1.00%

Total Other Expenses                                                        0.47%       0.46%

Short Interest Expenses                                                     None        None

Remaining Other Expenses                                                    None        None
                                                                       -----------------------
Total Annual Fund Operating Expenses                                        1.22%       1.96%
                                                                       =======================

1 THE FUNDS MAY IMPOSE A WIRE TRANSFER CHARGE OF $15 ON CERTAIN REDEMPTIONS UNDER $5,000 FOR ACCOUNTS HELD DIRECTLY THROUGH THE FUNDS' TRANSFER AGENT.

2 REPRESENTS THE MAXIMUM SALES CHARGE (LOAD) IMPOSED ON PURCHASES. THIS SALES CHARGE VARIES DEPENDING ON HOW MUCH YOU INVEST. YOU MAY PAY LESS THAN THE MAXIMUM SALES CHARGE BECAUSE OF WAIVERS AND REDUCED SALES CHARGES THAT MAY BE AVAILABLE. SEE "SALES CHARGES." THIS SALES CHARGE DOES NOT APPLY TO THE U.S. GOVERNMENT MONEY MARKET FUND.

3 THE DEFERRED SALES CHARGE APPLIES FOR THE FIRST YEAR FOLLOWING PURCHASE AND WILL BE WAIVED FOR CUSTOMERS OF FINANCIAL INTERMEDIARIES THAT HAVE ENTERED INTO AN ARRANGEMENT WITH DISTRIBUTOR TO FOREGO TRANSACTION-BASED COMPENSATION IN CONNECTION WITH THE INITIAL PURCHASE.

4 FOR INVESTMENTS OF $1 MILLION OR MORE, A-CLASS SHARES ARE SOLD AT NAV, WITHOUT ANY UP-FRONT SALES CHARGE. HOWEVER, IF YOU SELL YOUR SHARES WITHIN 18 MONTHS OF PURCHASE, YOU WILL NORMALLY HAVE TO PAY A 1.00% CDSC BASED ON YOUR INITIAL PURCHASE PRICE OR CURRENT MARKET VALUE, WHICHEVER IS LOWER.

                                [GRAPHIC OMITTED]

                                                                   PROSPECTUS 61

--------------------------------------------------------------------------------

                                                   INVERSE GOVERNMENT       HIGH YIELD        INVERSE HIGH       U.S. GOVERNMENT
                                                   LONG BOND STRATEGY        STRATEGY        YIELD STRATEGY        MONEY MARKET
---------------------------------------------------------------------------------------------------------------------------------
                                                   A-CLASS    C-CLASS   A-CLASS   C-CLASS   A-CLASS   C-CLASS   A-CLASS   C-CLASS
---------------------------------------------------------------------------------------------------------------------------------
SHAREHOLDER FEES
(FEES PAID DIRECTLY FROM YOUR INVESTMENT) 1

Maximum Sales Charge (Load) Imposed On Purchases
(as a percentage of initial purchase price) 2       4.75%     None      4.75%     None      4.75%     None       None      None

Maximum Deferred Sales Charge (Load) (as a
percentage of initial purchase price or
current market value, whichever is less) 3          None 4    1.00%     None 4    1.00%     None      1.00%      None      1.00%

ANNUAL FUND OPERATING EXPENSES
(EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)

Management Fees                                     0.90%     0.90%     0.75%     0.75%     0.75%     0.75%      0.50%     0.50%

Distribution And/Or Shareholder Service (12b-1)
Fees                                                0.25%     1.00%     0.25%     1.00%     0.25%     1.00%      0.25%     1.00%

Total Other Expenses                                4.07%     4.07%     0.45% 6   0.45% 6   0.45% 6   0.45% 6    0.42%     0.42%

Short Interest Expenses                             3.61% 5   3.61% 5   None      None      None      None       None      None

Remaining Other Expenses                            0.46%     0.46%     None      None      None      None       None      None
                                                   ------------------------------------------------------------------------------
Total Annual Fund Operating Expenses                5.22%     5.97%     1.45%     2.20%     1.45%     2.20%      1.17%     1.92%
                                                   ==============================================================================

5 SHORT INTEREST EXPENSE OCCURS BECAUSE THE FUND SHORT-SELLS THE LONG TREASURY BOND TO GAIN THE INVERSE EXPOSURE NECESSARY TO MEET ITS INVESTMENT OBJECTIVE. THE FUND MUST PAY OUT THE COUPON RATE OF THE LONG TREASURY BOND TO THE PURCHASER AND RECORDS THIS AS AN EXPENSE. THIS EXPENSE IS OFFSET -- IN ITS ENTIRETY OR IN PART -- BY THE INCOME DERIVED FROM THE SHORT SALE AND/OR BY EARNINGS ON THE PROCEEDS OF THE SHORT SALE. SHORT INTEREST EXPENSE IS NOT A FEE CHARGED TO THE SHAREHOLDER BY THE ADVISOR OR OTHER SERVICE PROVIDER. RATHER IT IS MORE SIMILAR TO THE TRANSACTION COSTS OR CAPITAL EXPENDITURES ASSOCIATED WITH THE DAY-TO-DAY MANAGEMENT OF ANY MUTUAL FUND. IF THESE COSTS HAD BEEN TREATED AS TRANSACTION COSTS OR CAPITAL ITEMS RATHER THAN AS EXPENSES, THE EXPENSE RATIO FOR A-CLASS SHARES AND C-CLASS SHARES WOULD HAVE EQUALED 1.61% AND 2.36%, RESPECTIVELY.

6 BECAUSE THE FUND IS NEW, "TOTAL OTHER EXPENSES" ARE BASED ON ESTIMATED AMOUNTS FOR THE CURRENT FISCAL YEAR.

                                [GRAPHIC OMITTED]

62

FUND FEES AND EXPENSES (CONTINUED)
--------------------------------------------------------------------------------

EXAMPLE

The Examples that follow are intended to help you compare the cost of investing in A-Class Shares and C-Class Shares of the Funds with the cost of investing in other mutual funds.

The Examples assume that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year and that the Funds' operating expenses remain the same. Although your actual costs may be higher or lower, the Examples reflect your cost based on these assumptions.


FUND                                                     1 YEAR   3 YEARS   5 YEARS   10 YEARS
-----------------------------------------------------------------------------------------------
NOVA - A-CLASS SHARES                                      $620      $927    $1,255     $2,180
NOVA - C-CLASS SHARES
   IF YOU SELL YOUR SHARES AT THE
      END OF THE PERIOD:                                   $328      $703    $1,205     $2,585
   IF YOU DO NOT SELL YOUR SHARES
      AT THE END OF THE PERIOD:                            $228      $703    $1,205     $2,585

S&P 500 - A-CLASS SHARES                                   $625      $941    $1,280     $2,233
S&P 500 - C-CLASS SHARES
   IF YOU SELL YOUR SHARES AT THE
      END OF THE PERIOD:                                   $328      $703    $1,205     $2,585
   IF YOU DO NOT SELL YOUR SHARES
      AT THE END OF THE PERIOD:                            $228      $703    $1,205     $2,585

INVERSE S&P 500 STRATEGY - A-CLASS SHARES                  $631      $959    $1,309     $2,295
INVERSE S&P 500 STRATEGY - C-CLASS SHARES
   IF YOU SELL YOUR SHARES AT THE
      END OF THE PERIOD:                                   $339      $736    $1,260     $2,696
   IF YOU DO NOT SELL YOUR SHARES
      AT THE END OF THE PERIOD:                            $239      $736    $1,260     $2,696

OTC - A-CLASS SHARES                                       $617      $915    $1,235     $2,138
OTC - C-CLASS SHARES
   IF YOU SELL YOUR SHARES AT THE
      END OF THE PERIOD:                                   $325      $694    $1,190     $2,554
   IF YOU DO NOT SELL YOUR SHARES
      AT THE END OF THE PERIOD:                            $225      $694    $1,190     $2,554

INVERSE OTC STRATEGY - A-CLASS SHARES                      $634      $968    $1,324     $2,326
INVERSE OTC STRATEGY - C-CLASS SHARES
   IF YOU SELL YOUR SHARES AT THE
      END OF THE PERIOD:                                   $343      $748    $1,280     $2,736
   IF YOU DO NOT SELL YOUR SHARES
      AT THE END OF THE PERIOD:                            $243      $748    $1,280     $2,736

MID-CAP 1.5X STRATEGY - A-CLASS SHARES                     $637      $976    $1,339     $2,357
MID-CAP 1.5X STRATEGY - C-CLASS SHARES
   IF YOU SELL YOUR SHARES AT THE
      END OF THE PERIOD:                                   $344      $752    $1,285     $2,746
   IF YOU DO NOT SELL YOUR SHARES
      AT THE END OF THE PERIOD:                            $244      $752    $1,285     $2,746

                                [GRAPHIC OMITTED]

                                                                   PROSPECTUS 63

FUND                                                     1 YEAR   3 YEARS   5 YEARS   10 YEARS
-----------------------------------------------------------------------------------------------
INVERSE MID-CAP STRATEGY - A-CLASS SHARES                  $635    $  971    $1,329     $2,337
INVERSE MID-CAP STRATEGY - C-CLASS SHARES
   IF YOU SELL YOUR SHARES AT THE
      END OF THE PERIOD:                                   $343    $  748    $1,280     $2,736
   IF YOU DO NOT SELL YOUR SHARES
      AT THE END OF THE PERIOD:                            $243    $  748    $1,280     $2,736

RUSSELL 2000(R) 1.5X STRATEGY - A-CLASS SHARES             $636    $  974    $1,334     $2,347
RUSSELL 2000(R) 1.5X STRATEGY - C-CLASS SHARES
   IF YOU SELL YOUR SHARES AT THE
      END OF THE PERIOD:                                   $344    $  752    $1,285     $2,746
   IF YOU DO NOT SELL YOUR SHARES
      AT THE END OF THE PERIOD:                            $244    $  752    $1,285     $2,746

RUSSELL 2000(R) - A-CLASS SHARES                           $621    $  930    $1,260     $2,191
RUSSELL 2000(R) - C-CLASS SHARES
   IF YOU SELL YOUR SHARES AT THE
      END OF THE PERIOD:                                   $331    $  712    $1,220     $2,615
   IF YOU DO NOT SELL YOUR SHARES
      AT THE END OF THE PERIOD:                            $231    $  712    $1,220     $2,615

INVERSE RUSSELL 2000(R) STRATEGY - A-CLASS SHARES          $635    $  971    $1,329     $2,337
INVERSE RUSSELL 2000(R) STRATEGY - C-CLASS SHARES
   IF YOU SELL YOUR SHARES AT THE
      END OF THE PERIOD:                                   $343    $  748    $1,280     $2,736
   IF YOU DO NOT SELL YOUR SHARES
      AT THE END OF THE PERIOD:                            $243    $  748    $1,280     $2,736

EUROPE 1.5X STRATEGY - A-CLASS SHARES                      $624    $  938    $1,275     $2,222
EUROPE 1.5X STRATEGY - C-CLASS SHARES
   IF YOU SELL YOUR SHARES AT THE
      END OF THE PERIOD:                                   $343    $  748    $1,280     $2,736
   IF YOU DO NOT SELL YOUR SHARES
      AT THE END OF THE PERIOD:                            $243    $  748    $1,280     $2,736

JAPAN 1.5X STRATEGY - A-CLASS SHARES                       $634    $  968    $1,324     $2,326
JAPAN 1.5X STRATEGY - C-CLASS SHARES
   IF YOU SELL YOUR SHARES AT THE
      END OF THE PERIOD:                                   $343    $  748    $1,280     $2,736
   IF YOU DO NOT SELL YOUR SHARES
      AT THE END OF THE PERIOD:                            $243    $  748    $1,280     $2,736

GOVERNMENT LONG BOND 1.2X STRATEGY - A-CLASS SHARES        $593    $  844    $1,113     $1,882
GOVERNMENT LONG BOND 1.2X STRATEGY - C-CLASS SHARES
   IF YOU SELL YOUR SHARES AT THE
      END OF THE PERIOD:                                   $299    $  615    $1,057     $2,285
   IF YOU DO NOT SELL YOUR SHARES
      AT THE END OF THE PERIOD:                            $199    $  615    $1,057     $2,285

INVERSE GOVERNMENT LONG BOND STRATEGY - A-CLASS SHARES     $972    $1,962    $2,947     $5,393
INVERSE GOVERNMENT LONG BOND STRATEGY - C-CLASS SHARES
   IF YOU SELL YOUR SHARES AT THE
      END OF THE PERIOD:                                   $694    $1,765    $2,913     $5,688
   IF YOU DO NOT SELL YOUR SHARES
      AT THE END OF THE PERIOD:                            $594    $1,765    $2,913     $5,688

                                [GRAPHIC OMITTED]

64

FUND FEES AND EXPENSES (CONTINUED)
--------------------------------------------------------------------------------

FUND                                                     1 YEAR   3 YEARS   5 YEARS   10 YEARS
-----------------------------------------------------------------------------------------------
HIGH YIELD STRATEGY - A-CLASS SHARES                       $620      $925        --         --
HIGH YIELD STRATEGY - C-CLASS SHARES
   IF YOU SELL YOUR SHARES AT THE
      END OF THE PERIOD:                                   $331      $712        --         --
   IF YOU DO NOT SELL YOUR SHARES
      AT THE END OF THE PERIOD:                            $231      $712        --         --

INVERSE HIGH YIELD STRATEGY - A-CLASS SHARES               $616      $912        --         --
INVERSE HIGH YIELD STRATEGY - C-CLASS SHARES
   IF YOU SELL YOUR SHARES AT THE
      END OF THE PERIOD:                                   $323      $688        --         --
   IF YOU DO NOT SELL YOUR SHARES
      AT THE END OF THE PERIOD:                            $223      $688        --         --

U.S. GOVERNMENT MONEY MARKET - A-CLASS SHARES              $119      $372    $  644     $1,420
U.S. GOVERNMENT MONEY MARKET - C-CLASS SHARES
   IF YOU SELL YOUR SHARES AT THE
      END OF THE PERIOD:                                   $295      $603    $1,037     $2,243
   IF YOU DO NOT SELL YOUR SHARES
      AT THE END OF THE PERIOD:                            $195      $603    $1,037     $2,243

                                [GRAPHIC OMITTED]

                                                                   PROSPECTUS 65

MORE INFORMATION ABOUT THE FUNDS:
--------------------------------------------------------------------------------
BENCHMARKS AND INVESTMENTS


The Domestic Equity Funds, International Equity Funds, Government Long Bond 1.2x Strategy Fund and Inverse Government Long Bond Strategy Fund seek to provide investment results that either match the performance of a specific benchmark on a daily basis or correlate to the performance of a specific benchmark over time.

The current benchmark used by each Fund is set forth below:

FUND                            BENCHMARK
--------------------------------------------------------------------------------
NOVA FUND                       150% OF THE PERFORMANCE OF THE S&P 500(R) INDEX

S&P 500 FUND                    S&P 500(R) INDEX

INVERSE S&P 500 STRATEGY FUND   INVERSE (OPPOSITE) OF THE PERFORMANCE OF THE S&P
                                500(R) INDEX

OTC FUND                        NASDAQ 100 INDEX(R)

INVERSE OTC STRATEGY FUND       INVERSE (OPPOSITE) OF THE PERFORMANCE OF THE
                                NASDAQ 100 INDEX(R)

MID-CAP 1.5x STRATEGY FUND      S&P MIDCAP 400(R) INDEX (The Fund seeks exposure
                                to 150% of the performance of its benchmark)

INVERSE MID-CAP STRATEGY FUND   INVERSE (OPPOSITE) OF THE PERFORMANCE OF THE S&P
                                MIDCAP 400(R) INDEX

RUSSELL 2000(R) 1.5x STRATEGY   RUSSELL 2000(R) INDEX (The Fund seeks exposure
FUND                            to 150% of the performance of its benchmark)

RUSSELL 2000(R) FUND            RUSSELL 2000(R) INDEX

INVERSE RUSSELL 2000(R)         INVERSE (OPPOSITE) OF THE PERFORMANCE OF THE
STRATEGY FUND                   RUSSELL 2000(R) INDEX

EUROPE 1.25x STRATEGY FUND      DOW JONES STOXX 50 INDEX(SM) (The Fund seeks
                                exposure to 125% of the performance of its benchmark)

JAPAN 1.25x STRATEGY FUND       TOPIX 100 INDEX (The Fund seeks exposure to 125%
                                of the performance of its benchmark)

GOVERNMENT LONG BOND 1.2x       LONG TREASURY BOND (The Fund seeks exposure to
STRATEGY FUND                   120% of the performance of its benchmark)

INVERSE GOVERNMENT LONG BOND    INVERSE (OPPOSITE) OF THE PERFORMANCE OF THE
STRATEGY FUND                   LONG TREASURY BOND

                                [GRAPHIC OMITTED]

66

A BRIEF GUIDE TO THE UNDERLYING INDICES


DOW JONES STOXX 50(R) INDEX. The Dow Jones Stoxx 50(R) Index is a capitalization-weighted index composed of 50 European blue chip stocks. Index members are chosen by Stoxx Ltd. from 16 countries under criteria designed to identify highly liquid companies that are leaders in their sectors. As of December 29, 2006, the Dow Jones Stoxx 50(R) Index included companies with a capitalization range of $40.9 billion to $238.3 billion.

NASDAQ 100 INDEX(R). The Nasdaq 100 Index(R) is a modified capitalization-weighted index composed of 100 of the largest non-financial companies listed on the Nasdaq Stock Market, Inc. ("Nasdaq"). As of December 29, 2006, the Nasdaq 100 Index(R) included companies with a capitalization range of $3.5 billion to $291.9 billion.

RUSSELL 2000(R) INDEX. The Russell 2000(R) Index is composed of the 2,000 smallest companies in the Russell 3000(R) Index, representing approximately 11% of the Russell 3000(R) total market capitalization. The Russell 3000(R) Index is composed of the 3,000 largest U.S. companies ranked by total market capitalization, representing approximately 98% of the U.S. investable equity market. As of December 29, 2006, the Russell 2000(R) Index included companies with a capitalization range of $39 million to $3.1 billion.

S&P 500 INDEX. The S&P 500 Index is a capitalization-weighted index composed of 500 common stocks, which are chosen by the Standard & Poor's Corporation ("S&P") on a statistical basis. As of December 29, 2006, the S&P 500 Index included companies with a capitalization range of $1.4 billion to $439 billion.

S&P MIDCAP 400 INDEX. The S&P MidCap 400 Index is a modified capitalization-weighted index composed of 400 mid cap stocks chosen by S&P for market size, liquidity, and industry group representation. It covers approximately 7% of the U.S. equities market. As of December 29, 2006, the S&P MidCap 400 Index included companies with a capitalization range of $522 million to $10.7 billion.

TOPIX 100 INDEX. The Topix 100 Index is an index designed to measure performance of the 100 most liquid stocks with the largest market capitalization that are members of the broader Topix Index. The Topix and Topix 100 Indices are published by the Tokyo Stock Exchange. As of December 29, 2006, the Topix 100 Index included companies with a capitalization range of $3.9 billion to $216.7 billion.

                                [GRAPHIC OMITTED]

                                                                   PROSPECTUS 67


--------------------------------------------------------------------------------
UNDERSTANDING COMPOUNDING & THE EFFECT OF LEVERAGE

It is important to understand the effects of compounding when investing in any mutual fund, especially funds that use leverage as part of their investment strategy. The impact of leverage on a fund will generally cause the fund's performance to not match the performance of the index underlying the fund's benchmark over a period of time greater than one day. The following simple examples provide an illustration:

EXAMPLE A: Assume you invest $100 in Fund A, a typical index fund that seeks to match the performance of its underlying index. If the index increases 10% on day one, the value of your shares in Fund A would be expected to increase $10 (10% of $100) to $110. The next day, if the index decreases 10%, the value of your shares in Fund A would be expected to decrease $11 (10% of $110) to $99.

EXAMPLE B: Assume you invested $100 in Fund B, a fund that seeks to return 200% of the performance of its underlying index. If the index increases 10% on day one, the value of your shares in Fund B would be expected to increase $20 (20% of $100) to $120. The next day, if the index decreases 10%, the value of your shares in Fund B would be expected to decrease $24 (20% of $120) to $96.

Because of the effect of compounding, in each case the value of your investment declined even though the index went up 10% on day one and down 10% on day two. However, the effect of compounding was more pronounced when combined with leverage (Example B).

The examples demonstrate that over time, the cumulative percentage increase or decrease in the net asset value of a fund may diverge significantly from the cumulative percentage increase or decrease in the multiple of the return of the index underlying a fund's benchmark due to the compounding effect of losses and gains on the returns of the fund. It is also expected that a fund's use of consistently applied leverage will cause the fund to underperform the compounded return of twice its benchmark in a trendless or flat market.
--------------------------------------------------------------------------------


ADVISOR'S INVESTMENT METHODOLOGY

The Advisor develops and implements structured investment strategies designed to achieve each Fund's objective.

The Advisor uses quantitative methods to construct portfolios that correlate highly with their respective benchmarks. Statistical techniques are then used to determine the optimal mix of assets for each Fund. The Advisor places particular emphasis on controlling risk relative to each Fund's benchmark or market sector in order to maintain consistency and predictability.

                                [GRAPHIC OMITTED]

68


DOMESTIC EQUITY FUNDS, INTERNATIONAL EQUITY FUNDS, GOVERNMENT LONG BOND 1.2X STRATEGY FUND AND INVERSE GOVERNMENT LONG BOND STRATEGY FUND. The advisor's primary objective for the funds is to correlate with the performance of the index underlying each Fund's benchmark. The following Funds - the Nova Fund, Mid-Cap 1.5x Strategy Fund, Russell 2000(R) 1.5x Strategy Fund, International Equity Funds, and Government Long Bond 1.2x Strategy Fund - are invested to achieve returns that exceed the returns of the indices underlying their benchmarks. These leveraged returns are achieved not by borrowing, but by the use of futures and other instruments that simulate leveraged returns without requiring a commitment of cash in excess of the Fund's assets. For the Inverse S&P 500 Strategy Fund, Inverse OTC Strategy Fund, Inverse Mid-Cap Strategy Fund, Inverse Russell 2000(R) Strategy Fund, and Inverse Government Long Bond Strategy Fund, the Advisor uses short selling techniques to produce returns that move inversely to the performance of their respective underlying indices.

HIGH YIELD STRATEGY FUND AND INVERSE HIGH YIELD STRATEGY FUND. The Advisor's primary objective for the High Yield Strategy Fund and Inverse High Yield Strategy Fund is to correlate with the performance of the high yield bond market. The Advisor seeks to create portfolios that will correlate highly with the performance of the high yield bond market by investing in credit default swaps, bond futures and other financial instruments that have risk and return characteristics similar to a portfolio of high yield securities. A high yield bond is a bond that is rated below investment grade. Generally, high yield bonds are those bonds rated BB+ and lower by Standard & Poor's Rating Service or Ba1 and lower by Moody's Investor Services, Inc. Investors are subject to credit risk when investing in high yield bonds as issuers of the debt may be unable to make their interest and principal payments. High yield bonds typically pay higher yields because they tend to have a higher risk of defaulting than investment grade bonds. Investors are also subject to interest rate risk when investing in high yield bonds as fixed income securities will generally decrease when interest rates rise. However, the prices of high yield bonds may not necessarily move inversely with changes in interest rates due to changes in credit risk and/or other risks. The Funds will primarily invest in credit default swaps to gain exposure similar to the high yield bond market. A seller of credit default swaps is selling credit protection or assuming credit risk. A buyer of credit default swaps is buying credit protection or mitigating credit risk. The High Yield Strategy Fund will generally be a seller of credit protection and the Inverse High Yield Strategy Fund will generally be a buyer of credit protection. To manage interest rate risk, the Funds invest in bond futures. The High Yield Strategy Fund will typically buy bond futures, whereas the Inverse High Yield Strategy Fund will typically sell bond futures short. Additionally, the Advisor

                                [GRAPHIC OMITTED]

                                                                   PROSPECTUS 69

evaluates the relative liquidity of underlying securities to determine the optimal mix of assets for each Fund.

In response to market, economic, political or other conditions, the Advisor may temporarily use a different investment strategy for defensive purposes. If the Advisor does so, different factors could affect the Funds' performance and the Funds may not achieve their respective investment objectives.


OTHER INVESTMENT PRACTICES AND STRATEGIES

Please see the Statement of Additional Information (the "SAI") for a more complete list of portfolio investment strategies, permitted investments and related risks.

PORTFOLIO HOLDINGS

A description of the Funds' policies and procedures with respect to the disclosure of Fund portfolio securities is available in the SAI.

                                [GRAPHIC OMITTED]

70

INVESTING WITH RYDEX:
--------------------------------------------------------------------------------
SHAREHOLDER INFORMATION

A-Class Shares and C-Class Shares are offered primarily through authorized securities brokers and other financial intermediaries.

OPENING YOUR ACCOUNT


You will need to open a Rydex shareholder account to make share transactions - buy, sell or exchange shares of the Funds. You can request an account application by calling Rydex Client Services at 800.820.0888 or 301.296.5406 or simply download an application from the Rydex web site
-www.rydexinvestments.com. For more information on opening an account, call Rydex Client Services at 800.820.0888 or 301.296.5406 or visit www.rydexin-vestments.com.


The type of application you will need depends on the type of account you want to open. For example, if you are opening a retirement account, such as an IRA, you will need to complete a different application than you would if you were opening a taxable account. When you call Rydex to request an account application, be sure to let the Client Services representative know what type of account you want to open to ensure that you receive the correct application.

If you open your account through a broker or other financial intermediary, your financial intermediary will ordinarily assist you in completing the necessary application to open your account with Rydex.


--------------------------------------------------------------------------------
MINIMUM AMOUNTS FOR ESTABLISHING ACCOUNTS

The minimum initial investment amount and minimum account balance requirements for A-Class Shares or C-Class Shares are:

o     $1,000 for retirement accounts

o     $2,500 for all other accounts

Accounts opened through a financial intermediary will be subject to your financial intermediary's minimum initial investment amount and minimum account balance requirements, which may be different than the amounts above.

There are no minimum amounts for subsequent investments in the Funds except for subsequent investments made via Automated Clearing House ("ACH"). For more information about subsequent investments via ACH please see "Purchase Procedures" below.

Rydex reserves the right to modify its minimum account balance requirements at any time, with or without prior notice to you.

Purchases of C-Class Shares of a Fund requested in an amount of $1,000,000 or more will be automatically made in A-Class Shares of that Fund.
--------------------------------------------------------------------------------

                                [GRAPHIC OMITTED]

                                                                   PROSPECTUS 71

TIPS TO SUCCESSFULLY COMPLETE YOUR ACCOUNT APPLICATION

o You must provide each account holder's social security number or tax ID number and date of birth on the application to avoid a delay in processing.

o Attach a copy of the trust document when establishing a trust account.

o When establishing an account for your corporation, partnership or self directed retirement plan, please indicate the correct account type to ensure proper tax reporting, and provide a copy of one of the following documents: registered articles of incorporation, government-issued business license, partnership papers, plan documents or other official documentation that verifies the entity and lists the authorized individuals. Failure to provide this documentation may result in a delay in processing your application.

o You must provide a street address (Rydex does not accept P.O. Box only addresses). If any joint owner has a different address than the account registration, please indicate what it is on the application.

o BE SURE TO SIGN THE APPLICATION.

o If you open an account directly with Rydex you will receive a confirmation statement by mail confirming your initial purchase. Review this confirmation carefully to ensure that all of the information is correct. Notify us promptly of any errors.

TRANSACTION INFORMATION
--------------------------------------------------------------------------------


This section provides important information about the procedures that you must follow when you buy, sell or exchange shares of the Funds. You may submit transaction orders to buy, sell or exchange Fund shares on any day that the NYSE is open for business (a "Business Day"). However, the Government Long Bond 1.2x Strategy Fund and Inverse Government Long Bond Strategy Fund will not accept transaction orders and will not calculate NAV on days when the U.S. Government Bond Market is closed, including Columbus Day and Veterans' Day. On any day that the Federal Reserve Bank of New York or the NYSE closes early, the principal government securities and corporate bond markets close early (such as on days in advance of holidays generally observed by participants in these markets), or as permitted by the U.S. Securities and Exchange Commission (the "SEC"), the Funds reserve the right to advance the time that NAV is calculated and, correspondingly, the time by which purchase and redemption orders must be received.


Notwithstanding the foregoing, the U.S. Government Money Market Fund reserves the right to accept orders to purchase or redeem shares on any day that is not a Business Day and the Federal Reserve Bank of New York or National Securities Clearing Corporation remains open. In addition, the U.S.

                                [GRAPHIC OMITTED]

72

Government Money Market Fund may designate special hours of operation on any such day. In the event that the U.S. Government Money Market Fund invokes the right to accept orders to purchase or redeem shares on any day that is not a Business Day and/or adopt special hours of operation, the U.S. Government Money Market Fund will post advance notice of these events at www.rydexinvestments.com.

TRANSACTION CUT-OFF TIMES

All shareholder transaction orders are processed at the NAV next determined after your transaction order is received with all of the necessary information, sometimes referred to as "good order," by the Funds' transfer agent, distributor, or authorized dealer, subject to any applicable front-end sales charge. The following transaction cut-off times have been established in order to allow the transfer agent appropriate time to report the current day's trading activity to the Funds' Advisor. Any application that is sent to the transfer agent does not constitute a purchase order until the transfer agent processes the application and receives correct payment by check, wire transfer or ACH.


--------------------------------------------------------------------------------
                                        MORNING         AFTERNOON
METHOD         FUND                     CUT-OFF TIME    CUT-OFF TIME
--------------------------------------------------------------------------------
By Mail        All Funds                Not Available   Market Close
--------------------------------------------------------------------------------
By Phone       Domestic Equity
               Funds - except for the
               S&P 500 Fund and         Not Available   3:45 P.M., Eastern Time
               Russell 2000(R) Fund
               -----------------------------------------------------------------
               S&P 500 Fund and         10:30 A.M.,     3:45 P.M., Eastern Time
               Russell 2000(R) Fund     Eastern Time
               -----------------------------------------------------------------
               International Equity     Not Available   3:45 P.M., Eastern Time
               Funds
               -----------------------------------------------------------------
               Fixed Income Funds -
               except for the High
               Yield Strategy Fund      Not Available   3:45 P.M., Eastern Time
               and Inverse High Yield
               Strategy Fund
               -----------------------------------------------------------------
               High Yield Strategy
               Fund and Inverse High    Not Available   3:30 P.M., Eastern Time
               Yield Strategy Fund
               -----------------------------------------------------------------
               U.S. Government          Not Available   1:00 P.M., Eastern Time
               Money Market Fund**
               -----------------------------------------------------------------

                                [GRAPHIC OMITTED]

                                                                   PROSPECTUS 73

--------------------------------------------------------------------------------
                                        MORNING         AFTERNOON
METHOD         FUND                     CUT-OFF TIME    CUT-OFF TIME
--------------------------------------------------------------------------------
By Internet    Domestic Equity
               Funds - except for the   Not Available   3:50 P.M., Eastern Time
               S&P 500 Fund and
               Russell 2000(R) Fund
               -----------------------------------------------------------------
               S&P 500 Fund and         10:30 A.M.,     3:50 P.M., Eastern Time
               Russell 2000(R) Fund     Eastern Time
               -----------------------------------------------------------------
               International Equity     Not Available   3:50 P.M., Eastern Time
               Funds
               -----------------------------------------------------------------
               Fixed Income Funds -
               except for the High
               Yield Strategy Fund      Not Available   3:50 P.M., Eastern Time
               and Inverse High Yield
               Strategy Fund
               -----------------------------------------------------------------
               High Yield Strategy
               Fund and Inverse High    Not Available   3:45 P.M., Eastern Time
               Yield Strategy Fund
               -----------------------------------------------------------------
               U.S. Government          Not Available   1:00 P.M., Eastern Time
               Money Market Fund**
--------------------------------------------------------------------------------
By Financial   All Funds - except for
Intermediary   the S&P 500 Fund and     Not Available       Market Close*
               Russell 2000(R) Fund
-----------------------------------------------------
               S&P 500 Fund and         10:30 A.M.,
               Russell 2000(R) Fund     Eastern Time*
--------------------------------------------------------------------------------


** EACH FINANCIAL INTERMEDIARY MAY HAVE ITS OWN RULES ABOUT SHARE TRANSACTIONS, AND MAY HAVE DIFFERENT CUT-OFF TIMES FOR PROCESSING YOUR TRANSACTION ORDER.

** TO RECEIVE THE CURRENT BUSINESS DAY'S DIVIDEND FOR THE U.S. GOVERNMENT MONEY MARKET FUND, THE FUND MUST RECEIVE YOUR WIRE PURCHASE ORDER BY 1:00 P.M., EASTERN TIME. ALL REDEMPTION ORDERS RECEIVED PRIOR TO 1:00 P.M., EASTERN TIME WILL NOT RECEIVE THE CURRENT BUSINESS DAY'S DIVIDEND. ALL REDEMPTION ORDERS RECEIVED AFTER 1:00 P.M., EASTERN TIME ARE ENTITLED TO RECEIVE THE CURRENT BUSINESS DAY'S DIVIDEND.

EARLY TRANSACTION CUT-OFF TIMES

On any day that a Fund calculates NAV earlier than normal, as described below, Rydex reserves the right to advance the time on that day by which shareholder transaction orders must be received by the transfer agent.

                                [GRAPHIC OMITTED]

74

--------------------------------------------------------------------------------
CALCULATING NAV

The price at which you buy, sell and exchange shares is the net asset value per share, which is also known as NAV, plus any applicable sales charges. Each Fund calculates its NAV by:

o     Taking the current market value of its total assets

o     Subtracting any liabilities

o     Dividing that amount by the total number of shares owned by shareholders

The Funds, except for the S&P 500 Fund and Russell 2000(R) Fund, calculate NAV once each Business Day as of the regularly scheduled close of normal trading on the NYSE (normally, 4:00 p.m., Eastern Time). The S&P 500 and Russell 2000(R) Funds, calculate NAV twice each Business Day, first in the morning and again in the afternoon. The S&P 500 and Russell 2000(R) Funds' morning NAV is calculated as of 10:45 a.m., Eastern Time and the Funds' afternoon NAV is calculated as of the regularly scheduled close of normal trading on the NYSE (normally, 4:00 p.m., Eastern Time).

If the primary exchange or market where the Funds' securities or other investments trade closes early - such as on days in advance of holidays generally observed by participants in these markets - the Funds may calculate NAV as of the earlier closing time in accordance with the policies set forth in the Funds' SAI. For more information on these early closings, please call
800.820.0888 or visit the Rydex web site - www.rydexinvestments.com.


In calculating NAV, the Funds, except for the Europe 1.25x Strategy Fund and Japan 1.25x Strategy Fund, generally values their investment portfolios based on the market price of the securities as of the time the Funds determine NAV. If market prices are unavailable or the Funds think that they are unreliable, the Funds price those securities at fair value as determined in good faith using methods approved by the Board of Trustees. For example, market prices may be unavailable if trading in a particular portfolio security was halted during the day and did not resume prior to the Funds' NAV calculation. The Funds may view market prices as unreliable when the value of a security has been materially affected by events occurring after the market closes, but prior to the time as of which the Funds calculate NAV.

The Europe 1.25x Strategy and Japan 1.25x Strategy Funds generally value their assets at fair value using procedures approved by the Board of Trustees because of the time difference between the close of the relevant foreign exchanges and the time the Europe 1.25x Strategy and Japan 1.25x Strategy Funds price their shares at the close of the NYSE. As such, the value assigned to the Europe 1.25x Strategy and Japan 1.25x Strategy Funds' securities may not be the quoted or published prices of those securities on their primary markets or exchanges.
--------------------------------------------------------------------------------

                                [GRAPHIC OMITTED]

                                                                   PROSPECTUS 75

--------------------------------------------------------------------------------
The use of fair valuation in pricing a security involves the consideration of a number of subjective factors and therefore, is susceptible to the unavoidable risk that the valuation may be higher or lower than the price at which the security might actually trade if a reliable market price were readily available.

The U.S. Government Money Market Fund values its assets using the amortized cost method of valuation pursuant to procedures approved by the Funds' Board of Trustees.

More information about the valuation of the Funds' holdings and the amortized cost method can be found in the SAI.
--------------------------------------------------------------------------------

TRANSACTIONS THROUGH YOUR FINANCIAL INTERMEDIARY

If you opened your account through a financial intermediary, you will ordinarily submit your transaction orders through that financial intermediary. Your financial intermediary is responsible for ensuring that your transaction order is in good order, and promptly transmitting your order to the Funds. Transaction orders received in good order by your financial intermediary will be processed at the Funds' next determined NAV. Financial intermediaries may charge fees for the services they provide to you in connection with processing your transaction order or maintaining your account with them. Each financial intermediary may also have its own rules about minimum initial investment amounts, minimum account balances, share transactions, limits on the number of share transactions you are permitted to make in a given time period, and may have different cut-off times for processing your transaction order. For more information about your financial intermediary's rules and procedures, you should contact your financial intermediary directly.

SALES CHARGES
--------------------------------------------------------------------------------

A-CLASS SHARES

A-Class Shares are sold at NAV, plus the applicable front-end sales charge. The sales charge is used to pay your financial intermediary a sales commission up to a total of 4.75% of the purchase price of your investment in connection with your initial purchase. However, in some cases, described below, your purchase may not be subject to an initial sales charge, and the offering price will be the NAV. In other cases, you may be eligible for a reduced sales charge. The sales charge varies depending on the amount of your purchase. The current sales charge rates are as follows:

                                [GRAPHIC OMITTED]

76

--------------------------------------------------------------------------------
                                    SALES CHARGE AS % OF   SALES CHARGE AS % OF
AMOUNT OF INVESTMENT                   OFFERING PRICE       NET AMOUNT INVESTED
--------------------------------------------------------------------------------
Less than $100,000                         4.75%                4.99%
--------------------------------------------------------------------------------
$100,000 but less than $250,000            3.75%                3.90%
--------------------------------------------------------------------------------
$250,000 but less than $500,000            2.75%                2.83%
--------------------------------------------------------------------------------
$500,000 but less than $1,000,000          1.60%                1.63%
--------------------------------------------------------------------------------
$1,000,000 or greater                         *                    *
--------------------------------------------------------------------------------

* FOR INVESTMENTS OF $1 MILLION OR MORE, A-CLASS SHARES ARE SOLD AT NAV, WITHOUT ANY UP-FRONT SALES CHARGE. HOWEVER, IF YOU SELL YOUR SHARES WITHIN 18 MONTHS OF PURCHASE, YOU WILL NORMALLY HAVE TO PAY A 1% CDSC BASED ON YOUR INITIAL PURCHASE PRICE OR CURRENT MARKET VALUE, WHICHEVER IS LOWER. THE CDSC IS USED TO REIMBURSE THE DISTRIBUTOR FOR PAYING YOUR FINANCIAL INTERMEDIARY A SALES COMMISSION UP TO A TOTAL OF 1.00% OF THE PURCHASE PRICE OF YOUR INVESTMENT IN CONNECTION WITH YOUR INITIAL PURCHASE. FOR MORE INFORMATION ABOUT WHETHER YOUR FINANCIAL INTERMEDIARY HAS ENTERED INTO SUCH AN ARRANGEMENT, CONTACT YOUR INTERMEDIARY DIRECTLY.

SALES CHARGE FOR THE U.S. GOVERNMENT MONEY MARKET FUND

You will not be charged a sales charge for purchases of A-Class Shares of the U.S. Government Money Market Fund. If you exchange your A-Class Shares of the U.S. Government Money Market Fund for A-Class Shares of another Fund, the exchange will be treated as an initial purchase of the other Fund, and applicable sales charges will apply. In addition, purchases of A-Class Shares of the U.S. Government Money Market Fund and existing holdings of A-Class Shares of the U.S. Government Money Market Fund that have not previously been subject to a sales charge will not be counted for purposes of reducing your sales charge on purchases of A-Class Shares of other Rydex Funds, as discussed below.

HOW TO REDUCE YOUR SALES CHARGE

You may be eligible to purchase A-Class Shares for reduced sales charges. To qualify for these reductions, you or your financial intermediary must provide sufficient information, IN WRITING AND AT THE TIME OF PURCHASE, to verify that your purchase qualifies for such treatment. For additional information, including information on aggregating purchases among related accounts to receive reduced sales charges, see the SAI. Consistent with the policies described in this Prospectus, you and your "immediate family" (your spouse and your children under the age of 21) may combine your Fund holdings to reduce your sales charge. New purchases of A-Class Shares of the U.S. Government Money Market Fund and existing holdings of A-Class Shares of the U.S. Government Money Market Fund that have not previously been subject to a sales charge will

                                [GRAPHIC OMITTED]

                                                                   PROSPECTUS 77

not be counted for purposes of reducing your sales charge on purchases of A-Class Shares of the Funds, as discussed below.

      o RIGHTS OF ACCUMULATION. To qualify for the lower sales charge rates that apply to larger purchases of A-Class Shares, you may combine your new purchases of A-Class Shares with the shares of any other A-Class Shares or C-Class Shares of Rydex Funds that you already own. The applicable initial sales charge for the new purchase is based on the total of your current purchase and the current value of all other A-Class and C-Class Shares that you own. Additionally, you may combine simultaneous purchases of A-Class Shares of one Rydex Fund with A-Class Shares of any other Rydex Fund to reduce the sales charge rate that applies to the purchase of A-Class Shares of any Rydex Fund. The reduced sales charge will apply only to current purchases and must be requested in writing when you buy your shares. As discussed above, A-Class Shares of the U.S. Government Money Market Fund that have not been subject to a sales charge will not be counted for purposes of reducing your sales charge.

      o LETTERS OF INTENT. Under a Letter of Intent ("LOI"), you commit to purchase a specified dollar amount of A-Class Shares of Rydex Funds during a 13-month period. At your written request, A-Class Share purchases made during the previous 90 days may be included. The amount you agree to purchase determines the initial sales charge you pay. If the full-face amount of the LOI is not invested by the end of the 13-month period, your account will be adjusted to the higher initial sales charge level for the amount actually invested. You are not legally bound by the terms of your LOI to purchase the amount of your shares stated in the LOI. The LOI does, however, authorize the Funds to hold in escrow 4% of the total amount you intend to purchase. If you do not complete the total intended purchase at the end of the 13-month period, the Funds' transfer agent will redeem the necessary portion of the escrowed shares to make up the difference between the reduced rate sales charge (based on the amount you intended to purchase) and the sales charge that would normally apply (based on the actual amount you purchased). As discussed above, A-Class Shares of the U.S. Government Money Market Fund that have not been subject to a sales charge will not be counted for purposes of reducing your sales charge.


SALES CHARGE WAIVERS

The sales charge on purchases of A-Class Shares is waived for certain types of investors, including:

      o REPURCHASE OF A-CLASS SHARES. If you have redeemed A-Class Shares of any Rydex Fund within the past 365 days, you may repurchase an

                                [GRAPHIC OMITTED]

78

            equivalent amount of A-Class Shares of any Rydex Fund at NAV, without the normal front-end sales charge. In effect, this allows you to reacquire shares that you may have had to redeem, without re-paying the front-end sales charge. You may exercise this privilege only once and must notify the Fund that you intend to do so in writing. The Fund must receive your purchase order within 365 days of your redemption. Note that if you reacquire shares through separate installments (E.G., through monthly or quarterly repurchases), the sales charge waiver will only apply to those portions of your repurchase order received within 365 days of your redemption.

      o Directors and officers of any fund sponsored by the Advisor or any of its subsidiaries and their immediate families (E.G., spouse, children, mother or father).

      o Employees of the Advisor and their immediate families, or any full-time employee or registered representative of the Distributor or of broker-dealers having dealer agreements with the Distributor (a "Selling Broker") and their immediate families (or any trust, pension, profit sharing or other benefit plan for the benefit of such persons).

      o Any full-time employee of a bank, savings and loan, credit union or other financial institution that utilizes a Selling Broker to clear purchases of the Funds' shares and their immediate families.

      o Participants in certain "wrap-fee" or asset allocation programs or other fee based arrangements sponsored by broker-dealers and other financial institutions that have entered into agreements with the Distributor.

      o Any accounts established on behalf of registered investment advisers or their clients by broker-dealers that charge a transaction fee and that have entered into agreements with the Distributor.

      o Employer-sponsored retirement plans including, but not limited to, those that qualify under Sections 403(b), 401(a), 401(k) or 457 of the Internal Revenue Code of 1986, as amended, where at the time of purchase the Distributor has been notified in writing that such plan has at least $100 million in assets or 100 participating employees. Employer-sponsored retirement plans do not include IRAs, Roth IRAs, SEP or SARSEP plans, profit-sharing plans, single participant plans or plans covering self-employed individuals and their employees; such account types, however, may apply for sales charge reductions. Please see the SAI for more information.

The Funds do not waive sales charges for the reinvestment of proceeds from the sale of shares of a non-Rydex Fund where those shares were subject to a front-end sales charge (sometimes called an NAV Transfer).

                                [GRAPHIC OMITTED]

                                                                   PROSPECTUS 79

SALES CHARGE EXCEPTIONS

You will not pay initial sales charges on the following:

      o     Purchases of A-Class Shares of the U.S. Government Money Market
            Fund.

      o     A-Class Shares purchased by reinvesting dividends and distributions.

      o When exchanging A-Class Shares of one Fund for A-Class Shares of another Fund, unless you are exchanging A-Class Shares of the U.S. Government Money Market Fund that have not previously been subject to a sales charge.


C-CLASS SHARES

C-Class Shares are sold at NAV, without any up-front sales charge, so that the full amount of your purchase is invested in the Funds. However, if you sell your shares within 12 months of purchase, you will normally have to pay a 1% CDSC based on your initial purchase price or current market value, whichever is lower. The CDSC is used to reimburse the Distributor for paying your financial intermediary a sales commission up to a total of 1.00% of the purchase price of your investment in connection with your initial purchase. If your intermediary has entered into arrangements with the Distributor to forego receipt of that initial 1.00% sales commission, the Funds will waive any otherwise applicable CDSC when you redeem your C-Class Shares. For more information about whether your broker-dealer has entered into such an arrangement, contact your intermediary directly.

WAIVER OF CDSC


The CDSC will be waived for the redemption of C-Class Shares:

      o purchased through a financial intermediary that has entered into arrangements with the Distributor to forego receipt of an initial sales commission;

      o     purchased by reinvesting dividends;

      o     following the death or disability of a shareholder;

      o on the first 10% of shares that are sold within 12 months of purchase; or

      o resulting from a Fund exercising its right to redeem accounts that maintain a balance below the current applicable minimum investment.

The policy of waiving the CDSC for certain redemptions may be modified or discontinued, with respect to new shareholders, at any time.

                                [GRAPHIC OMITTED]

80

BUYING FUND SHARES
--------------------------------------------------------------------------------

The Funds offer their shares continuously and investors may submit purchase orders to buy shares on any Business Day. However, Rydex reserves the right to reject or refuse, in whole or in part, any purchase order for Fund shares. Purchase orders, like any other share transaction, are subject to the Funds' transaction cut-off times and will be processed at the NAV next determined after your purchase order is received in good order.

PURCHASE PROCEDURES


The Funds offer you the option to submit purchase orders through your financial intermediary or send purchase orders by mail, fax or internet and send purchase proceeds by check, wire transfer or ACH. The Funds do not accept cash or cash equivalents (such as travelers' checks, money orders or bearer bonds), government checks, third-party checks, starter checks or checks drawn on a line of credit (including credit card convenience checks). Cashiers checks, bank checks, official checks and treasurers' checks less than or equal to $10,000 are also not accepted. Rydex reserves the right to refuse other payment instruments if, in the sole discretion of Fund management, it is deemed to be in the best interests of the Funds. You may buy shares and send your purchase proceeds by any of the following methods:

                                [GRAPHIC OMITTED]

                                                                   PROSPECTUS 81

--------------------------------------------------------------------------------
                          INITIAL PURCHASE              SUBSEQUENT PURCHASES
                   -------------------------------------------------------------
                   Complete the account            Complete the Rydex investment
                   application that corresponds    slip included with your
                   to the type of account you      quarterly statement or send
                   are opening.                    written purchase instructions
                                                   that include:
                   o  MAKE SURE TO DESIGNATE THE
BY MAIL               RYDEX FUND(S) YOU WANT TO    o  YOUR NAME
                      PURCHASE.
IRA AND OTHER
RETIREMENT         o  MAKE SURE YOUR INVESTMENT    o  YOUR SHAREHOLDER ACCOUNT
ACCOUNTS REQUIRE      MEETS THE ACCOUNT MINIMUM.      NUMBER
ADDITIONAL
PAPERWORK.                                         o  THE RYDEX FUND(S) YOU
                                                      WANT TO PURCHASE.
CALL RYDEX         -------------------------------------------------------------
CLIENT SERVICES            Make your check payable to RYDEX INVESTMENTS.
TO REQUEST A       -------------------------------------------------------------
RETIREMENT            Your check must be drawn on a U.S. bank and payable
ACCOUNT INVESTOR                 in U.S. Dollars.
APPLICATION KIT.   -------------------------------------------------------------
                   Include the name of the Rydex Fund(s) you want to purchase on your check.
                      IF YOU DO NOT SPECIFY THE RYDEX FUND(S) YOU WANT TO
                       PURCHASE, YOUR INVESTMENT WILL BE CREDITED TO THE
                            U.S. GOVERNMENT MONEY MARKET FUND.
                   -------------------------------------------------------------
                     Mail your application and       Mail your written purchase
                             check to:               instructions and check to:
                   -------------------------------------------------------------
                   MAILING ADDRESS:
                   Rydex Investments
                   Attn: Ops. Dept.
                   9601 Blackwell Road, Suite 500
                   Rockville, MD 20850
--------------------------------------------------------------------------------

                                [GRAPHIC OMITTED]

82

--------------------------------------------------------------------------------
                          INITIAL PURCHASE              SUBSEQUENT PURCHASES
                   -------------------------------------------------------------
                   Submit new account paperwork,   Be sure to designate in your
                   and then call Rydex to obtain   wire instructions the Rydex
                   your account number.            Fund(s) you want to purchase.

                   o  MAKE SURE TO DESIGNATE THE
                      RYDEX FUND(S) YOU WANT TO
                      PURCHASE.

                   o  MAKE SURE YOUR INVESTMENT
BY WIRE               MEETS THE ACCOUNT MINIMUM.
                   -------------------------------------------------------------
RYDEX CLIENT       To obtain "same-day credit" (to get that Business Day's NAV)
SERVICES PHONE     for your purchase order, YOU MUST CALL RYDEX CLIENT SERVICES
NUMBER:            AND PROVIDE THE FOLLOWING INFORMATION PRIOR TO THE
800.820.0888       TRANSACTION CUT-OFF TIME FOR THE RYDEX FUND(S) YOU ARE
OR                 PURCHASING:
301.296.5406
                   o  Account Number

                   o  Fund Name

                   o  Amount of Wire

                   o  Fed Wire Reference Number (upon request)

                   You will receive a confirmation number to verify that your purchase order has been accepted.

                     IF YOU DO NOT NOTIFY RYDEX CLIENT SERVICES OF THE INCOMING
                     WIRE, YOUR PURCHASE ORDER WILL NOT BE PROCESSED UNTIL THE
                          BUSINESS DAY FOLLOWING THE RECEIPT OF THE WIRE.
                   -------------------------------------------------------------

                   WIRE INSTRUCTIONS:
                   U.S. Bank
                   Cincinnati, OH
                   Routing Number: 0420-00013
                   For Account of: Rydex Investments
                   Account Number: 48038-9030
                   [Your Name]
                   [Your shareholder account number]

                       IF YOU DO NOT SPECIFY THE RYDEX FUND(S) YOU WANT TO
                         PURCHASE, YOUR INVESTMENT WILL BE CREDITED TO THE
                              U.S. GOVERNMENT MONEY MARKET FUND.
--------------------------------------------------------------------------------

                                [GRAPHIC OMITTED]

                                                                   PROSPECTUS 83

--------------------------------------------------------------------------------
                          INITIAL PURCHASE              SUBSEQUENT PURCHASES
                   -------------------------------------------------------------
                   Submit new account paper-       SUBSEQUENT PURCHASES MADE
                   work, and then call Rydex to    VIA ACH MUST BE A MINIMUM
                   obtain your account number.     OF $50. To make a subsequent
                   Be sure to complete the         purchase send written
                   "Electronic Investing via       purchase instructions that
                   ("ACH")" section. Then, fax     include:
BY ACH             it to Rydex. (ONLY
(FAX)              Individual, Joint and           o  YOUR NAME
                   UGMA/UTMA accounts may be
RYDEX FAX          opened by fax).                 o  YOUR SHAREHOLDER ACCOUNT
NUMBER:                                               NUMBER
301.296.5103       o  MAKE SURE TO INCLUDE A
                      LETTER OF INSTRUCTION        o  THE RYDEX FUND(S) YOU WANT
                      REQUESTING THAT WE PROCESS      TO PURCHASE
                      YOUR PURCHASE BY ACH.
                                                   o  ACH BANK INFORMATION (IF
                   o  MAKE SURE TO DESIGNATE THE      NOT ON RECORD).
                      RYDEX FUND(S) YOU WANT TO
                      PURCHASE.

                   o  MAKE SURE YOUR INVESTMENT
                      MEETS THE ACCOUNT MINIMUM.

--------------------------------------------------------------------------------

BY ACH                         Follow the directions on the Rydex web site -
(INTERNET)                                www.rydexinvestments.com

--------------------------------------------------------------------------------


CANCELLED PURCHASE ORDERS

Rydex will ordinarily cancel your purchase order under the following circumstances:

      o     if your bank does not honor your check for any reason

      o     if the transfer agent (Rydex) does not receive your wire transfer

      o     if the transfer agent (Rydex) does not receive your ACH transfer

      o     if your bank does not honor your ACH transfer

IF YOUR PURCHASE ORDER IS CANCELLED FOR ANY OF THESE REASONS, YOU WILL NOT BE ENTITLED TO BENEFIT FROM ANY INCREASE IN NAV THAT THE FUND(S) MAY HAVE EXPERIENCED FROM THE TIME OF YOUR ORDER TO THE TIME OF ITS CANCELLATION. IN ADDITION, IF THE FUND(S) NAV DECREASES IN VALUE FROM THE TIME OF YOUR ORDER TO THE TIME OF ITS CANCELLATION, THE FUND(S) WILL HOLD YOU LIABLE FOR ANY LOSSES THAT IT INCURS AS A RESULT OF YOUR CANCELLED ORDER.

                                [GRAPHIC OMITTED]

84

SELLING FUND SHARES
--------------------------------------------------------------------------------

The Funds redeem their shares continuously and investors may sell their shares back to the Funds on any Business Day. You may redeem all or any portion of your Fund shares at the Funds' next determined NAV calculated after your redemption order is received in good order by the transfer agent. Redemption orders, like any other share transaction, are subject to the Funds' transaction cut-off times, and will be processed at the NAV next determined after your redemption order is received in good order by the transfer agent.

The Funds may suspend your right to redeem your shares during times when trading on the NYSE is suspended or restricted, or otherwise as permitted by the SEC. The Funds reserve the right to pay part of your redemption proceeds in liquid securities with a market value equal to the redemption price.

REDEMPTION PROCEDURES

You will ordinarily submit your transaction order through your financial intermediary or other securities dealers through which you opened your shareholder account or through Rydex directly. The Funds also offer you the option to send redemption orders to Rydex by:

--------------------------------------------------------------------------------
                 Rydex Investments
                 Attn: Ops. Dept.
  MAIL           9601 Blackwell Road, Suite 500
                 Rockville, MD 20850
--------------------------------------------------------------------------------
                 301.296.5103

  FAX            If you send your redemption order by fax, you must call Rydex
                 Client Services at 800.820.0888 or 301.296.5406 to verify that your fax was received and when it will be processed.
--------------------------------------------------------------------------------
TELEPHONE        800.820.0888 or 301.296.5406 (not available for retirement accounts)
--------------------------------------------------------------------------------

Whether you transmit your redemption order by mail, fax or telephone, you must include the following information in your redemption order:

      o     your name

      o     your shareholder account number

      o     Fund name(s)

      o     dollar amount or number of shares you would like to sell

      o whether you want your sale proceeds sent to you by check, wire or ACH (a new alternate payee or new wire instructions may require a signature guarantee)

      o signature of account owner(s) (not required for telephone redemptions)

                                [GRAPHIC OMITTED]

                                                                   PROSPECTUS 85

You may only place a redemption order if you are the registered owner of the account or the registered owner has given Rydex written authorization to allow you to make redemptions from the account. You will receive a confirmation number for your redemption. Please retain it for your records.

DISTRIBUTIONS FROM QUALIFIED RETIREMENT ACCOUNTS

Distributions from your tax-qualified plan or individual retirement account
(IRA) may have adverse tax consequences to you. You should consult your tax adviser before redeeming shares and making distributions from your tax-qualified plan or IRA account. All requests for distributions of redemption proceeds from tax-qualified plan and IRA accounts must be in writing. All distributions from tax-qualified plans and IRAs are subject to tax withholding rules.

RECEIVING YOUR REDEMPTION PROCEEDS

Your redemption proceeds normally will be sent within seven days of the transfer agent receiving your request. For redemption orders that settle on federal bank holidays, your redemption proceeds will be sent on the next Business Day following the holiday. FOR INVESTMENTS MADE BY CHECK OR ACH (NOT WIRE PURCHASES), PAYMENT OF REDEMPTION PROCEEDS MAY BE DELAYED UNTIL THE TRANSFER AGENT IS REASONABLY SATISFIED THAT YOUR PURCHASE HAS CLEARED. IT MAY TAKE UP TO 15 DAYS FOR YOUR PURCHASE TO CLEAR.

All redemptions will be mailed to your address of record, sent electronically, via ACH, or wired to your bank account of record. You may request overnight mail service for an additional fee. If you request payment of redemption proceeds to a third party or to a location other than your address of record or bank account of record, your redemption request must be IN WRITING AND MUST INCLUDE A SIGNATURE GUARANTEE AND MAY NOT BE FAXED.

--------------------------------------------------------------------------------
SIGNATURE GUARANTEES

Signature guarantees help protect you and your account against fraud. You can obtain a signature guarantee at most banks and financial intermediaries. A notary public cannot provide a signature guarantee. You may not use fax to transmit a signature guarantee to the Funds.
--------------------------------------------------------------------------------

LOW BALANCE ACCOUNTS

To offset the administrative expense of servicing small accounts, the Funds may impose, without additional notice, an administrative fee of $15 per year during periods where your account balance falls below the account minimum requirements for any reason. The Funds may redeem your shares if the value of your account falls below the required minimum investment amount. However, the Funds will provide you with at least 30 days' written notice to allow you sufficient time to add to your account and avoid the redemption of your shares.

                                [GRAPHIC OMITTED]

86

EXCHANGING FUND SHARES
--------------------------------------------------------------------------------


Unlike most mutual funds, the Funds offer unlimited exchange privileges with no minimum holding periods or transaction fees. An exchange is when you sell shares of one Rydex Fund and use the proceeds from that sale to purchase shares of another Rydex Fund. Investors may make exchanges on any Business Day of A-Class Shares or C-Class Shares of any Rydex Fund for A-Class Shares or C-Class Shares of any other Rydex Fund on the basis of the respective NAVs of the shares involved. An exchange of A-Class Shares of the U.S. Government Money Market Fund that have not previously been subject to a sales charge will be treated as an initial purchase of the other Fund, and applicable sales charges will apply. Exchange requests, like any other share transaction, will be processed at the NAV next determined after your exchange order is received in good order. Exchanges involving other Rydex Funds not included in this Prospectus may be subject to different transaction cut-off times. All exchange requests must be received by the Rydex Funds' transfer agent prior to the cut-off time of the Rydex Fund you are exchanging out of or the Rydex Fund you are exchanging into, whichever is earlier, to be processed at that Business Day's NAV. See "Exchanges with Other Rydex Funds" below for additional information. The exchange privilege may be modified or discontinued at any time.


EXCHANGE PROCEDURES

You will ordinarily submit your transaction order through your financial intermediary or other securities dealers through which you opened your shareholder account or through Rydex directly. The Funds also offer you the option to send exchange requests to Rydex by:

--------------------------------------------------------------------------------
                 Rydex Investments
  MAIL           Attn: Ops. Dept.
                 9601 Blackwell Road, Suite 500
                 Rockville, MD 20850
--------------------------------------------------------------------------------
                 301.296.5101

  FAX            If you send your exchange request by fax, you must call Rydex
                 Client Services at 800.820.0888 to verify that your fax was received and when it will be processed.
--------------------------------------------------------------------------------
TELEPHONE        800.820.0888 OR 301.296.5406
--------------------------------------------------------------------------------
INTERNET         Follow the directions on the Rydex web site -
                 www.rydexinvestments.com
--------------------------------------------------------------------------------

Whether you transmit your exchange request by mail, fax, telephone or internet, you must include the following information in your exchange request:

      o     your name

      o     your shareholder account number

                                [GRAPHIC OMITTED]

                                                                   PROSPECTUS 87

      o Fund name(s) you are exchanging out of (selling) and Fund name(s) you are exchanging into (buying)

      o dollar amount, number of shares or percentage of Fund position involved in the exchange

      o signature of account owner(s) (not required for telephone or internet exchanges)

You may only place exchange orders if you are the registered owner of the account or the registered owner has given Rydex written authorization to allow you to trade the account. You will receive a confirmation number for your exchange. Please retain it for your records.

MINIMUM EXCHANGE AMOUNTS

The minimum amount for an exchange is either $1,000 or 100% of the Fund position from which the exchange is coming, whichever is less. If you are exchanging the minimum amount, you may not split the proceeds between multiple Rydex Funds. If you place exchange transactions in shares or in percentages, the minimum exchange amount still applies. This minimum may be waived for accounts that are part of an asset allocation strategy.

EXCHANGES WITH OTHER RYDEX FUNDS


On any Business Day, investors may make exchanges of A-Class Shares or C-Class Shares of the Funds for A-Class Shares or C-Class Shares of any Rydex Fund not offered in this Prospectus. WHILE MOST RYDEX FUNDS OFFER UNLIMITED EXCHANGE PRIVILEGES WITH NO MINIMUM HOLDING PERIODS OR TRANSACTION FEES, CERTAIN RYDEX FUNDS DO NOT ALLOW UNLIMITED TRADING. IF YOU ARE CONTEMPLATING AN EXCHANGE FOR SHARES OF ANY RYDEX FUND NOT OFFERED IN THIS PROSPECTUS, YOU SHOULD OBTAIN AND REVIEW THAT RYDEX FUND'S CURRENT PROSPECTUS BEFORE MAKING THE EXCHANGE. You can obtain a prospectus for any Rydex Fund not offered in this Prospectus by calling
800.820.0888 or 301.296.5406 or visiting the Rydex web site at www.rydexinvestments.com.


RYDEX ACCOUNT POLICIES
--------------------------------------------------------------------------------

SHAREHOLDER IDENTIFICATION AND VERIFICATION

Federal regulations may require the Funds to obtain your name, your date of birth (for a natural person), your residential street address or principal place of business and your Social Security Number, Employer Identification Number or other government issued identification when you open an account. Additional information may be required in certain circumstances or to open accounts for corporations or other entities. The Funds may use this information to attempt to verify your identity. The Funds may not be able to establish an account if the

                                [GRAPHIC OMITTED]

88

necessary information is not received. The Funds may also place limits on account transactions while it is in the process of attempting to verify your identity. Additionally, if the Funds are unable to verify your identity after your account is established, the Funds may be required to redeem your shares and close your account.

Rydex provides accounts for U.S. citizens and resident aliens. We will not open a new account for any non-resident aliens (natural person or entity). If you are unsure of your status please consult your tax adviser. Non-resident aliens may hold Rydex Funds through a financial intermediary, subject to that financial intermediary's requirements.

Customer identification and verification is part of the Funds' overall obligation to deter money laundering under applicable law. The Funds have adopted an anti-money laundering compliance program designed to prevent the Funds from being used for money laundering or the financing of terrorist activities. In this regard, the Funds reserve the right to (i) refuse, cancel or rescind any purchase or exchange order, (ii) freeze any account and/or suspend account services or (iii) involuntarily close your account in cases of threatening conduct or suspected fraudulent or illegal activity. These actions will be taken when, in the sole discretion of Fund management, they are deemed to be in the best interests of the Funds or in cases when the Funds are requested or compelled to do so by governmental or law enforcement authority. If your account is closed at the request of governmental or law enforcement authority, you may not receive proceeds of the redemption if the Funds are required to withhold such proceeds.

CHANGES TO YOUR ACCOUNT

For information on what is required to make changes and/or additions to your account and to obtain the appropriate forms, please visit the Rydex web site at www.rydexinvestments.com or call 800.820.0888 or 301.296.5406. If you own shares that are registered in your intermediary's name, and you want to transfer the registration to another intermediary or want the shares registered in your name, then you should contact your intermediary for instructions on how to make this change.

TRANSACTIONS OVER TELEPHONE OR INTERNET

Internet and telephone transactions are extremely convenient, but are not risk free. To ensure that your internet and telephone transactions are safe, secure, and as risk-free as possible, the Rydex Funds have instituted certain safeguards and procedures for determining the identity of web site users (including the use of secure passwords and 128-bit encryption technology) and telephone callers and authenticity of instructions. As a result, neither the Funds nor their transfer agent will be responsible for any loss, liability, cost, or expense for

                                [GRAPHIC OMITTED]

                                                                   PROSPECTUS 89

following internet, telephone or wire instructions they reasonably believe to be genuine. If you or your intermediaries make exchange requests by telephone or internet, you will generally bear the risk of any loss. Neither the Funds, nor their transfer agent, are responsible for internet transactions that are not received.

During periods of unusually high market activity or other times, it may be difficult to reach Rydex by telephone or access our internet site. Rydex and its affiliates will not be liable for any losses resulting from a cause over which Rydex or its affiliates do not have direct control, including but not limited to the failure of electronic or mechanical equipment or communication lines, telephone or other interconnect problems (E.G., if you are unable to access your online service provider), input errors on the internet, severe weather, facilities emergencies, earthquakes, floods and strikes or other labor problems. If you are not able to reach Rydex by your regular medium, consider sending written instructions.

STATEMENTS & CONFIRMATIONS

You will receive statements and trade confirmations of your investment transactions. You may elect to suppress trade confirmations by requesting this option in writing or via the internet. You may choose to receive your confirmations and/or statements either by mail or electronically.


eDELIVERY SERVICES

eDelivery offers shareholders the convenience of receiving most communications (such as trade confirmations, statements, prospectuses and shareholder reports, etc.) from the Funds through the web via email notification. For more information on eDelivery, please visit the Rydex web site at www.rydexinvestments.com. The Funds reserve the right to discontinue your eDelivery service if two (2) or more e-mail notices are returned as undeliverable.

RYDEX EXPRESS LINE - 1(800) 717-7776

You may access information about the Rydex Funds and your Rydex account anytime with the Rydex Express Line. This automated line gives you telephone access to Rydex Fund information including NAVs, daily factors, fund assets and distributions as well as balance and history information on your Rydex account.

SERVICE AND OTHER FEES

Rydex may charge the following administrative fees on accounts held directly through the Funds' transfer agent for services associated with the following:

      o     $15 for wire transfers of redemption proceeds under $5,000

      o     $50 on purchase checks returned for insufficient funds

                                [GRAPHIC OMITTED]

90

      o $25 to stop payment of a redemption check within 10 Business Days of the settlement date

      o $15 for standard overnight packages (fee may be higher for special delivery options)

      o     $25 for bounced draft checks or ACH transactions

      o     $15 per year for low balance accounts

      o The Funds reserve the right, upon notice, to charge you a fee to cover the costs of special requests for information that require extensive research or employee resources. Such requests could include a request for historical account transcripts or the retrieval of a significant number of documents.

Rydex reserves the right to change any of these fees or add additional service fees at any time.


RETIREMENT ACCOUNT FEES

Certain retirement plans such as IRA, SEP, Roth IRA and 403(b) accounts are charged an annual $15 maintenance fee. Upon liquidating your retirement account, a $15 account-closing fee (and any unpaid annual maintenance fee) will be deducted from the proceeds of your redemption. You may pay the annual maintenance fee at any time during the calendar year by sending Rydex a check. If the annual maintenance fee is not paid separately prior to December, it will be deducted from your account.


ACCOUNT FEE WAIVERS

Certain fees may be waived for accounts with balances equal to or greater than $250,000 at the time the fee is charged. The fees that may be waived are the Annual maintenance fee and account-closing fee for retirement accounts and the fee for wires less than $5,000.


FREQUENT PURCHASES AND REDEMPTIONS OF FUND SHARES

Because the Funds are designed and operated to accommodate frequent trading by shareholders and, unlike most mutual funds, offer unlimited exchange privileges with no minimum holding periods or transaction fees, the Funds' Board of Trustees has not adopted policies and procedures designed to prevent market timing or to monitor for frequent purchases and redemptions of Fund shares. A significant portion of the assets of the Funds come from investors who take part in certain strategic and tactical asset allocation programs. The Funds anticipate that investors who take part in these programs may frequently redeem or exchange shares of the Funds, which may cause the Funds to experience high portfolio turnover. Higher portfolio turnover may result in the Funds paying

                                [GRAPHIC OMITTED]

                                                                   PROSPECTUS 91

higher levels of transaction costs and generating greater tax liabilities for shareholders. In addition, large movements of assets into and out of the Funds may negatively impact a Fund's ability to achieve its investment objective.

RIGHTS RESERVED BY THE FUNDS

The Funds reserve the right to close your account in cases of suspected fraudulent or illegal activity in accordance with applicable law. This action may be taken when, in the sole discretion of Fund management, it is deemed to be in the best interests of the Funds or in cases where the Funds are requested or compelled to do so by applicable law. If your account is closed at the request of governmental or law enforcement authority or pursuant to applicable law, you may not receive proceeds of the redemption if the Funds are required to withhold such proceeds.

DISTRIBUTION AND SHAREHOLDER SERVICES
--------------------------------------------------------------------------------

A-CLASS SHARES

The Funds have adopted a Distribution Plan applicable to A-Class Shares that allows the Funds to pay distribution fees to the Distributor and other firms that provide distribution services ("Service Providers"). The Funds will pay distribution fees to the Distributor at an annual rate not to exceed 0.25% of average daily net assets, pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended. The Distributor generally will, in turn, pay the Service Provider out of its fees. Because the Funds pay these fees out of assets on an ongoing basis, over time these fees may cost you more than other types of sales charges and will increase the cost of your investment.

C-CLASS SHARES


The Funds have adopted a Distribution and Shareholder Services Plan pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended, applicable to C-Class Shares that allows the Funds to pay annual distribution and service fees of 1.00% of the Funds' average daily net assets. The annual 0.75% distribution fee reimburses the Distributor for paying your intermediary a sales commission. The annual 0.25% service fee compensates your intermediary for providing on-going services to you. The Distributor advances the first year's distribution and service fees, and retains the distribution and service fees on accounts with no authorized intermediary of record. Because the Funds pay these fees out of assets on an ongoing basis, over time these fees may cost you more than other types of sales charges and will increase the cost of your investment.

                                [GRAPHIC OMITTED]

92

COMPENSATION TO DEALERS

The Advisor, at its expense, may provide compensation to financial intermediaries for the sale of Fund shares. These payments may be made, at the discretion of the Advisor, to certain dealers who have sold shares of the Rydex Funds. The level of payments made to dealers will generally vary, but may be significant. These payments may provide an incentive for dealers to sell shares of the Rydex Funds and promote the retention of their customer's assets in the Funds. Any payments described above will not change the price paid by investors for the purchase of the applicable Rydex Fund's shares or the amount that any particular Rydex Fund will receive as proceeds from such sales. The Advisor determines the extent of such payments in its sole discretion in response to requests from dealer firms, based on factors it deems relevant, such as the dealer's sales, assets, share class utilized and the quality of the dealer's relationship with the Advisor. The Advisor periodically determines the advisability of continuing these payments. The Advisor may also pay expenses associated with meetings that facilitate educating financial advisers and shareholders about the Rydex Funds that are conducted by dealers.

DIVIDENDS AND DISTRIBUTIONS
--------------------------------------------------------------------------------

TIMING OF PAYMENTS

Income dividends, if any, are paid at least annually by each of the Funds, except the Government Long Bond 1.2x Strategy Fund and U.S. Government Money Market Fund, which declare dividends daily and pay them monthly or upon redemption. The High Yield Strategy Fund and Inverse High Yield Strategy Fund may also pay income dividends on a monthly basis. If you own Fund shares on a Fund's record date, you will be entitled to receive the dividend. The Funds may declare and pay dividends on the same date. The Funds make distributions of capital gains, if any, at least annually. The Funds, however, may declare a special capital gains distribution if the Board of Trustees believes that such a distribution would be in the best interests of the shareholders of a Fund.

DIVIDEND PAYMENT OPTIONS

Dividends and distributions will be paid in the form of additional Fund shares unless you have elected to receive payment in cash. If you did not elect to receive cash payments of dividends and distributions on your application, you must notify the Funds in writing to change your election prior to the date of the next distribution. Your election will become effective for dividends paid after the Funds receive your written notice. To cancel your election, simply send written notice to the Funds. Dividends and distributions with values of $10 or less may be automatically reinvested.

                                [GRAPHIC OMITTED]

                                                                   PROSPECTUS 93

TAX INFORMATION
--------------------------------------------------------------------------------

The following is a summary of some important tax issues that affect the Funds and their shareholders. The summary is based on current tax laws, which may be changed by legislative, judicial or administrative action. You should not consider this summary to be a detailed explanation of the tax treatment of the Funds, or the tax consequences of an investment in the Funds. MORE INFORMATION ABOUT TAXES IS LOCATED IN THE SAI. YOU ARE URGED TO CONSULT YOUR TAX ADVISER REGARDING SPECIFIC QUESTIONS AS TO FEDERAL, STATE AND LOCAL INCOME TAXES.


TAX STATUS OF EACH FUND

Each Fund is treated as a separate entity for federal tax purposes, and intends to qualify for the special tax treatment afforded to regulated investment companies. As long as a Fund qualifies as a regulated investment company, it pays no federal income tax on the earnings it distributes to shareholders.

TAX STATUS OF DISTRIBUTIONS

      o Each Fund will, at least annually, distribute substantially all of its net investment income and net capital gains income.

      o The income dividends and short-term capital gains distributions you receive from the Funds will be taxed as either ordinary income or qualified dividend income. Dividends that are qualified dividend income are eligible for the reduced maximum rate to individuals of 15% (5% for individuals in lower tax brackets) to the extent that the Fund receives qualified dividend income. The Government Long Bond 1.2x Strategy Fund and U.S. Government Money Market Fund expect to make primarily distributions that will not be treated as qualified dividend income.

      o Any long-term capital gains distributions you receive from a Fund are taxable as long-term capital gains regardless of how long you have owned your shares. Long-term capital gains are currently taxed at a maximum rate of 15%.

      o Absent further legislation, the maximum 15% tax rate on qualified dividend income and long-term capital gains will cease to apply to taxable years beginning after December 31, 2010.

      o Dividends and distributions are generally taxable to you whether you receive them in cash or in additional shares.

      o Corporate shareholders may be entitled to a dividends-received deduction for the portion of dividends they receive that are attributable to dividends received by a Fund from U.S. corporations, subject to certain limitations.

      o Long-term capital gains distributions will result from gains on the sale or exchange of capital assets held by a Fund for more than one year.

                                [GRAPHIC OMITTED]

94

      o Distributions paid in January but declared by a Fund in October, November or December of the previous year may be taxable to you in the previous year.

      o A Fund will inform you of the amount of your ordinary income dividends, qualified dividend income, and long-term capital gain distributions shortly after the close of each calendar year.

      o If you hold your shares in a tax-qualified retirement account, you generally will not be subject to federal taxation on Fund distributions until you begin receiving distributions from your retirement account. You should consult your tax adviser regarding the tax rules that apply to your retirement account.

      o With respect to investments by the Europe 1.25x Strategy Fund and the Japan 1.25x Strategy Fund, some foreign governments levy withholding taxes against dividend and interest income. Although in some countries a portion of these withholding taxes is recoverable, the non-recovered portion will reduce the income received from the securities in these Funds. In addition, these Funds may be able to pass along a tax credit for foreign income taxes that they pay. A Fund will provide you with the information necessary to reflect foreign taxes paid on your income tax return if it makes this election.


TAX STATUS OF SHARE TRANSACTIONS

EACH SALE, EXCHANGE, OR REDEMPTION OF FUND SHARES MAY BE A TAXABLE EVENT TO YOU. For tax purposes, an exchange of Fund shares for shares of a different Rydex Fund is treated the same as a sale. You should consider the tax consequences of any redemption or exchange before making such a request, especially with respect to redemptions if you invest in the Funds through a tax-qualified retirement plan.

STATE TAX CONSIDERATIONS

A Fund is not liable for any income or franchise tax in Delaware as long as it qualifies as a regulated investment company for federal income tax purposes. In addition to federal taxes, distributions by the Funds and ownership of Fund shares may be subject to state and local taxes. You should consult your tax adviser regarding how state and local tax laws affect your investment in Fund shares.

                                [GRAPHIC OMITTED]

                                                                   PROSPECTUS 95

MANAGEMENT OF THE FUNDS
--------------------------------------------------------------------------------


INVESTMENT ADVISOR

Rydex Investments is located at 9601 Blackwell Road, Suite 500, Rockville, Maryland 20850, and serves as investment adviser of the Funds. The Advisor has served as the investment adviser of the Rydex Funds since each Rydex Fund's inception, and also serves as sub-adviser to several other mutual funds.

The Advisor makes investment decisions for the assets of the Funds and continuously reviews, supervises, and administers each Fund's investment program. The Board of Trustees of the Trust supervises the Advisor and establishes policies that the Advisor must follow in its day-to-day management activities. Pursuant to an investment advisory agreement between the Trust and the Advisor, the Funds paid the Advisor a fee for the fiscal year ended March 31, 2007 at an annualized rate based on the average daily net assets of each Fund, as set forth below:

                                                                       ADVISORY
FUND                                                                     FEE
--------------------------------------------------------------------------------
NOVA ..............................................................      0.75%
S&P 500 ...........................................................      0.75%
INVERSE S&P 500 STRATEGY ..........................................      0.90%
OTC ...............................................................      0.75%
INVERSE OTC STRATEGY ..............................................      0.90%
MID-CAP 1.5X STRATEGY .............................................      0.90%
INVERSE MID-CAP STRATEGY ..........................................      0.90%
RUSSELL 2000(R) 1.5X STRATEGY .....................................      0.90%
RUSSELL 2000(R) ...................................................      0.75%
INVERSE RUSSELL 2000(R) STRATEGY ..................................      0.90%
EUROPE 1.25X STRATEGY .............................................      0.90%
JAPAN 1.25X STRATEGY ..............................................      0.90%
GOVERNMENT LONG BOND 1.2X STRATEGY ................................      0.50%
INVERSE GOVERNMENT LONG BOND STRATEGY .............................      0.90%
HIGH YIELD STRATEGY ...............................................      0.75%
INVERSE HIGH YIELD STRATEGY .......................................      0.75%
U.S. GOVERNMENT MONEY MARKET ......................................      0.50%

The Advisor bears all of its own costs associated with providing these advisory services and the expenses of the members of the Board of Trustees who are affiliated with the Advisor. The Advisor may make payments from its own resources to broker-dealers and other financial institutions in connection with

                                [GRAPHIC OMITTED]

96

A discussion regarding the basis for the Board's August 2006 approval of the Funds' investment advisory agreement is available in the Funds' September 30, 2006 Semi-Annual Report to Shareholders, which covers the period April 1, 2006 to September 30, 2006. A discussion regarding the basis for the Board's August 2007 approval of the Funds' investment advisory agreement will be available in the Funds' September 30, 2007 Semi-Annual Report to Shareholders, which covers the period April 1, 2007 to September 30, 2007.


PORTFOLIO MANAGEMENT


Mike Byrum, President and Chief Investment Officer ("CIO") of Rydex Investments, leads the Portfolio Department. Mr. Byrum's senior management team, called the Investment Leadership Team ("ILT"), consists of five investment professionals that are responsible for overseeing different functions within the Portfolio Department. Those members include Michael Dellapa as the Director of Research, Douglas Holmes as the Strategic Advisor, James King as the Director of Portfolio Management, David Reilly as the head of Portfolio Strategies, and Stephen Sachs as the Director of Trading. The role of the ILT is to set the overall policies of the Portfolio Department with respect to investment strategies and business development. The remainder of the Portfolio Department reports to the members of the ILT, and consists of a team of approximately 16 investment professionals that focus on research, trading, and implementing the portfolios.

On a day-to-day basis the following three individuals are jointly and primarily responsible for the management of the Funds.

MICHAEL P. BYRUM, CFA, President and CIO of Rydex Investments - As the CIO, Mr. Byrum has ultimate responsibility of the management of the Funds. He has been associated with Rydex Investments since the Advisor was founded in 1993. Mr. Byrum was named the President of Rydex Investments in 2004 and has served as Chief Investment Officer of Rydex Investments since 2000. During this time, he has played a key role in the development of the firm's investment strategies and product offerings. As Senior Portfolio Manager, Mr. Byrum was instrumental in the launch of the OTC, Precious Metals, Government Long Bond 1.2x Strategy, Inverse Government Long Bond Strategy, Inverse S&P 500 Strategy and Inverse OTC Strategy Funds, and helped to create the Sector Funds, all of which are offered in a separate prospectus. He was named Vice President of Portfolio for Rydex Investments in 1998, and Executive Vice President in 2000. Prior to joining Rydex Investments, Mr. Byrum worked for Money Management Associates, the investment adviser for Rushmore Funds, Inc. He holds a degree in finance from Miami University of Ohio and is a member of the CFA Institute and the Washington Society of Investment Analysts. Mr. Byrum has co-managed each Fund since its inception.

                                [GRAPHIC OMITTED]

                                                                   PROSPECTUS 97

JAMES R. KING, CFA, Director of Portfolio Management - Mr. King is responsible for a team of portfolio managers who manage all of the Rydex Funds. He joined Rydex Investments in 1996 and was promoted to assistant portfolio manager in 1997. In 1998, he became a portfolio manager and was promoted in 2001 to senior portfolio manager and currently serves as director of portfolio management. Prior to joining Rydex Investments, Mr. King worked as a registered representative at DMG Securities. He holds a degree in finance from the University of Maryland. Mr. King has co-managed each Fund since its inception except for the Nova, Inverse S&P 500 Strategy, Government Long Bond 1.2x Strategy, Inverse Government Long Bond Strategy and U.S. Government Money Market Fund, which he has co-managed since he was promoted to assistant portfolio manager in 1997.

MICHAEL J. DELLAPA, CFA, Director of Investment Research - Mr. Dellapa joined Rydex Investments in 2000 as a Research Analyst and was promoted to portfolio manager in 2003. During his tenure as a portfolio manager, he had direct oversight for the Russell 2000(R) 1.5x Strategy, Healthcare, Biotechnology, and Consumer Products Funds, all of which are offered in a separate prospectus. In 2005, Mr. Dellapa became Director of Investment Research. Since joining Rydex Investments, Mr. Dellapa has played a key role in developing research processes and systems to enhance current funds and develop new investment products. Prior to joining Rydex Investments, he worked as an equity analyst for Invista Capital and systems analyst for Accenture. He holds an engineering degree from the University of Maryland and MBA from the University of Chicago. Previously, he was owner/consultant of Dellapa Consulting Inc. as well as a senior consultant and an analyst at Andersen Consulting. Mr. Dellapa has co-managed each Fund since September 2005.

Mr. Dellapa oversees the research and creation of the processes used to select investments. Mr. King oversees the day-to-day details of the portfolio management of all of the Rydex Funds. Mr. Byrum generally oversees all aspects of the management of all the Rydex Funds and reviews the activities of Messrs. King and Dellapa, as well as other aspects of the investment management portfolio department.

Additional information about the portfolio managers' compensation, other accounts managed by the portfolio managers, and the portfolio managers' ownership of securities in the Funds is available in the SAI.

                                [GRAPHIC OMITTED]

98


FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

The financial highlights tables are intended to help you understand the Funds' financial performance for the past 5 years (or, if shorter, the period of operations of the Funds' A-Class Shares or C-Class Shares). Certain information reflects financial results for a single share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in a Fund (assuming reinvestment of all dividends and distributions). The information provided below for the period ending March 31, 2007 has been audited by

                                                 NET REALIZED     NET INCREASE
                       NET ASSET      NET            AND           (DECREASE)      DISTRIBUTIONS   DISTRIBUTIONS
                         VALUE,    INVESTMENT     UNREALIZED      IN NET ASSET       FROM NET         FROM NET
                       BEGINNING     INCOME     GAINS (LOSSES)   VALUE RESULTING    INVESTMENT        REALIZED         TOTAL
YEAR ENDED             OF PERIOD    (LOSS)+     ON INVESTMENTS   FROM OPERATIONS      INCOME           GAINS       DISTRIBUTIONS
--------------------------------------------------------------------------------------------------------------------------------
NOVA FUND A-CLASS
   MARCH 31, 2007        $27.87      $(.21)        $  4.02          $  3.81           $(2.01)           $ --          $(2.01)
   March 31, 2006         25.15       (.19)           3.76             3.57             (.85)             --            (.85)
   March 31, 2005         23.42       (.17)           1.90             1.73               --              --              --
   March 31, 2004*        23.42         --              --               --               --              --              --

NOVA FUND C-CLASS
   MARCH 31, 2007         27.39       (.42)           3.95             3.53            (2.01)             --           (2.01)
   March 31, 2006         24.89       (.38)           3.73             3.35             (.85)             --            (.85)
   March 31, 2005         23.36       (.35)           1.88             1.53               --              --              --
   March 31, 2004         15.20       (.12)           8.28             8.16               --              --              --
   March 31, 2003         25.28       (.08)         (10.00)          (10.08)              --              --              --

S&P 500 FUND A-CLASS
   MARCH 31, 2007*        25.00        .30            2.53             2.83             (.11)           (.40)           (.51)

S&P 500 FUND C-CLASS
   MARCH 31, 2007*        25.00        .19            2.47             2.66             (.11)           (.40)           (.51)

INVERSE S&P 500 STRATEGY FUND (FORMERLY, INVERSE S&P 500 FUND) A-CLASS
   MARCH 31, 2007          7.72       (.05)           (.23)            (.28)            (.22)             --            (.22)
   March 31, 2006          8.37       (.06)           (.47)            (.53)            (.12)             --            (.12)
   March 31, 2005          8.87       (.06)           (.44)            (.50)              --              --              --
   March 31, 2004*         8.87         --              --               --               --              --              --

INVERSE S&P 500 STRATEGY FUND (FORMERLY, INVERSE S&P 500 FUND) C-CLASS
   MARCH 31, 2007          7.65       (.11)           (.22)            (.33)            (.22)             --            (.22)
   March 31, 2006          8.33       (.12)           (.44)            (.56)            (.12)             --            (.12)
   March 31, 2005          8.89       (.13)           (.43)            (.56)              --              --              --
   March 31, 2004         12.80       (.14)          (3.37)           (3.51)              --            (.40)           (.40)
   March 31, 2003         10.35       (.12)           2.64             2.52             (.07)             --            (.07)

  * SINCE THE COMMENCEMENT OF OPERATIONS: MARCH 31, 2004 -- NOVA FUND A-CLASS AND INVERSE S&P 500 STRATEGY FUND A-CLASS; MAY 31, 2006 -- S&P 500 FUND A-CLASS AND C-CLASS.

 **   ANNUALIZED

  +   CALCULATED USING THE AVERAGE DAILY SHARES OUTSTANDING FOR THE YEAR.

 ++ RATIOS TO AVERAGE NET ASSETS INCLUDE EXPENSES OF THE CORRESPONDING MASTER PORTFOLIO.

+++ TOTAL INVESTMENT RETURN DOES NOT REFLECT THE IMPACT OF ANY APPLICABLE SALES CHARGES AND HAS NOT BEEN ANNUALIZED.

                                [GRAPHIC OMITTED]

                                                                   PROSPECTUS 99

Ernst & Young LLP, whose report, along with the financial statements and related notes, appear in the Funds' 2007 Annual Report. The information for each of the periods through March 31, 2006 was audited by a predecessor independent registered public accounting firm. The 2007 Annual Report is available by telephoning the transfer agent at 800.820.0888 or 301.296.5100. The 2007 Annual Report is incorporated by reference in the SAI.

                                                                             RATIOS TO
                                                                        AVERAGE NET ASSETS:
                                                                ------------------------------------
                            NET
                          INCREASE     NET ASSET                                             NET                    NET ASSETS,
                       (DECREASE) IN     VALUE,       TOTAL                               INVESTMENT   PORTFOLIO      END OF
                         NET ASSET       END OF    INVESTMENT     TOTAL         NET         INCOME      TURNOVER   PERIOD (000'S
YEAR ENDED                 VALUE         PERIOD     RETURN+++    EXPENSES     EXPENSES      (LOSS)       RATE        OMITTED)
--------------------------------------------------------------------------------------------------------------------------------
NOVA FUND A-CLASS
   MARCH 31, 2007        $  1.80         $29.67      13.67%     1.50%++      1.50%++       0.98%##      144%SS.      $  15,586
   March 31, 2006           2.72          27.87      14.32%     1.60%++      1.49%++      (0.71)%##     192%SS.         29,315
   March 31, 2005           1.73          25.15       7.39%     1.45%++      1.45%++      (0.68)%##     388%SS.         18,463
   March 31, 2004*            --          23.42       0.00%     0.00%**++#   0.00%**++#    0.00%**##    540%SS.              1

NOVA FUND C-CLASS
   MARCH 31, 2007           1.52          28.91      12.88%     2.25%++      2.25%++       0.23%##      144%SS.         42,925
   March 31, 2006           2.50          27.39      13.58%     2.35%++      2.24%++      (1.46)%##     192%SS.         50,131
   March 31, 2005           1.53          24.89       6.55%     2.21%++      2.21%++      (1.44)%##     388%SS.         49,464
   March 31, 2004           8.16          23.36      53.72%     2.26%++      2.26%++      (0.56)%##     540%SS.         32,710
   March 31, 2003         (10.08)         15.20     (39.87)%    2.28%++      2.28%++      (0.46)%##     603%SS.         12,627

S&P 500 FUND A-CLASS
   MARCH 31, 2007*          2.32          27.32      11.34%     1.55%**      1.55%**       1.35%**      119%             2,063

S&P 500 FUND C-CLASS
   MARCH 31, 2007*          2.15          27.15      10.65%     2.25%**      2.25%**       0.84%**      119%             1,971

INVERSE S&P 500 STRATEGY FUND (FORMERLY, INVERSE S&P 500 FUND) A-CLASS
   MARCH 31, 2007           (.50)          7.22      (3.53)%    1.61%++      1.61%++       3.60%##       --             11,388
   March 31, 2006           (.65)          7.72      (6.31)%    1.66%++      1.63%++      (0.70)%##      --              8,932
   March 31, 2005           (.50)          8.37      (5.64)%    1.63%++      1.63%++      (0.71)%##      --              7,318
   March 31, 2004*            --           8.87       0.00%     0.00%**++#   0.00%**++#    0.00%**##     --                  1

INVERSE S&P 500 STRATEGY FUND (FORMERLY, INVERSE S&P 500 FUND) C-CLASS
   MARCH 31, 2007           (.55)          7.10      (4.22)%    2.36%++      2.36%++       2.85%##       --             42,651
   March 31, 2006           (.68)          7.65      (6.70)%    2.41%++      2.38%++      (1.45)%##      --             39,146
   March 31, 2005           (.56)          8.33      (6.30)%    2.38%++      2.38%++      (1.46)%##      --             43,763
   March 31, 2004          (3.91)          8.89     (27.62)%    2.39%++      2.39%++      (1.42)%##      --             45,604
   March 31, 2003           2.45          12.80      24.35%     2.40%++      2.40%++      (0.97)%##      --             17,540

 # EXPENSE RATIOS FOR THE PERIOD ENDED MARCH 31, 2004 ARE CALCULATED FOR ONE DAY ONLY AND ARE NOT INDICATIVE OF FUTURE CLASS PERFORMANCE.

SS.   PORTFOLIO TURNOVER RATE CORRESPONDS TO THE MASTER PORTFOLIO FOR THE NOVA
      FUND.

## NET INVESTMENT/INCOME LOSS RATIOS FOR MARCH 31, 2007 INCLUDE THE NET INVESTMENT INCOME/LOSS OF THE CORRESPONDING MASTER PORTFOLIO. RATIOS FROM PREVIOUS YEARS DO NOT INCLUDE THESE AMOUNTS, HOWEVER, THEY MAY BE FOUND IN THE FINANCIAL HIGHLIGHTS TABLE OF THE CORRESPONDING MASTER PORTFOLIOS ON PAGE 158 OF THE 2007 ANNUAL REPORT TO SHAREHOLDERS, WHICH IS AVAILABLE UPON REQUEST BY TELEPHONING THE TRANSFER AGENT AT 800.820.0888.

                                [GRAPHIC OMITTED]

100

FINANCIAL HIGHLIGHTS (CONTINUED)
--------------------------------------------------------------------------------

                                                NET REALIZED     NET INCREASE
                      NET ASSET      NET             AND          (DECREASE)      DISTRIBUTIONS   DISTRIBUTIONS
                        VALUE,    INVESTMENT     UNREALIZED      IN NET ASSET        FROM NET       FROM NET
                      BEGINNING     INCOME     GAINS (LOSSES)   VALUE RESULTING     INVESTMENT      REALIZED          TOTAL
YEAR ENDED            OF PERIOD    (LOSS)+     ON INVESTMENTS   FROM OPERATIONS       INCOME          GAINS       DISTRIBUTIONS
-------------------------------------------------------------------------------------------------------------------------------
OTC FUND A-CLASS
   MARCH 31, 2007       $10.96      $(.08)         $   .48          $   .40          $   --           $   --         $   --
   March 31, 2006         9.63       (.08)            1.45             1.37            (.04)              --           (.04)
   March 31, 2005         9.46        .06              .11              .17              --               --             --
   March 31, 2004*        9.46         --               --               --              --               --             --

OTC FUND C-CLASS
   MARCH 31, 2007        10.73       (.16)             .45              .29              --               --             --
   March 31, 2006         9.50       (.16)            1.43             1.27            (.04)              --           (.04)
   March 31, 2005         9.41       (.03)             .12              .09              --               --             --
   March 31, 2004         6.86       (.18)            2.73             2.55              --               --             --
   March 31, 2003        10.03       (.14)           (3.03)           (3.17)             --               --             --

INVERSE OTC STRATEGY FUND (FORMERLY, INVERSE OTC FUND) A-CLASS
   MARCH 31, 2007        21.61       (.16)             .54              .38            (.56)              --           (.56)
   March 31, 2006        24.39       (.16)           (2.29)           (2.45)           (.33)              --           (.33)
   March 31, 2005        25.60       (.17)           (1.04)           (1.21)             --               --             --
   March 31, 2004*       25.60         --               --               --              --               --             --

INVERSE OTC STRATEGY FUND (FORMERLY, INVERSE OTC FUND) C-CLASS
   MARCH 31, 2007        20.63       (.32)             .52              .20            (.56)              --           (.56)
   March 31, 2006        23.48       (.32)           (2.20)           (2.52)           (.33)              --           (.33)
   March 31, 2005        24.83       (.35)           (1.00)           (1.35)             --               --             --
   March 31, 2004        36.92       (.38)          (11.71)          (12.09)             --               --             --
   March 31, 2003        31.93       3.08             3.05             6.13           (1.14)              --          (1.14)

MID-CAP 1.5X STRATEGY FUND (FORMERLY, MID-CAP ADVANTAGE FUND) A-CLASS
   MARCH 31, 2007        40.14        .05             2.74             2.79              --            (1.37)         (1.37)
   March 31, 2006        31.86        .01             8.65             8.66              --             (.38)          (.38)
   March 31, 2005        28.30       (.03)            3.59             3.56              --               --             --
   March 31, 2004*       28.30         --               --               --              --               --             --

  * SINCE THE COMMENCEMENT OF OPERATIONS: MARCH 31, 2004 -- OTC FUND A-CLASS, INVERSE OTC STRATEGY FUND A-CLASS AND MID-CAP 1.5X STRATEGY FUND A-CLASS.

 **   ANNUALIZED

  +   CALCULATED USING THE AVERAGE DAILY SHARES OUTSTANDING FOR THE YEAR.

 ++ RATIOS TO AVERAGE NET ASSETS INCLUDE EXPENSES OF THE CORRESPONDING MASTER PORTFOLIO.

+++ TOTAL INVESTMENT RETURN DOES NOT REFLECT THE IMPACT OF ANY APPLICABLE SALES CHARGES AND HAS NOT BEEN ANNUALIZED.

                                [GRAPHIC OMITTED]

                                                                  PROSPECTUS 101

                                                                             RATIOS TO
                                                                       AVERAGE NET ASSETS:
                                                               ------------------------------------
                           NET
                        INCREASE      NET ASSET                                             NET                    NET ASSETS,
                      (DECREASE) IN     VALUE,      TOTAL                                INVESTMENT   PORTFOLIO       END OF
                        NET ASSET       END OF    INVESTMENT      TOTAL        NET        INCOME       TURNOVER   PERIOD (000'S
YEAR ENDED                VALUE         PERIOD    RETURN+++     EXPENSES     EXPENSES     (LOSS)         RATE        OMITTED)
-------------------------------------------------------------------------------------------------------------------------------
OTC FUND A-CLASS
   MARCH 31, 2007         $  .40        $11.36       3.65%     1.46%        1.46%        (0.73)%          71%        $ 3,686
   March 31, 2006           1.33         10.96      14.18%     1.46%        1.46%        (0.78)%         122%          2,491
   March 31, 2005            .17          9.63       1.80%     1.45%        1.45%         0.59%          132%          1,818
   March 31, 2004*            --          9.46       0.00%     0.00%**#     0.00%**#        0.00%**      139%              1

OTC FUND C-CLASS
   MARCH 31, 2007            .29         11.02       2.70%     2.22%        2.22%        (1.55)%          71%         10,032
   March 31, 2006           1.23         10.73      13.33%     2.21%        2.21%        (1.52)%         122%         18,707
   March 31, 2005            .09          9.50       0.96%     2.19%        2.19%        (0.33)%         132%         14,422
   March 31, 2004           2.55          9.41      37.17%     2.23%        2.23%        (1.97)%         139%         13,653
   March 31, 2003          (3.17)         6.86     (31.61)%    2.26%        2.26%        (1.98)%         180%          8,331

INVERSE OTC STRATEGY FUND (FORMERLY, INVERSE OTC FUND) A-CLASS
   MARCH 31, 2007           (.18)        21.43       1.79%     1.64%++      1.64%++       3.55%##         --           4,086
   March 31, 2006          (2.78)        21.61     (10.04)%    1.63%++      1.63%++      (0.70)%##        --           2,108
   March 31, 2005          (1.21)        24.39      (4.73)%    1.62%++      1.62%++      (0.70)%##        --           5,697
   March 31, 2004*            --         25.60       0.00%     0.00%**++#   0.00%**++#    0.00%**##       --               1

INVERSE OTC STRATEGY FUND (FORMERLY, INVERSE OTC FUND) C-CLASS
   MARCH 31, 2007           (.36)        20.27       1.00%     2.40%++      2.40%++       2.79%##         --          17,834
   March 31, 2006          (2.85)        20.63     (10.73)%    2.40%++      2.39%++      (1.46)%##        --          13,527
   March 31, 2005          (1.35)        23.48      (5.44)%    2.38%++      2.38%++      (1.46)%##        --          15,693
   March 31, 2004         (12.09)        24.83     (32.75)%    2.41%++      2.41%++      (1.48)%##        --          34,375
   March 31, 2003           4.99         36.92      19.02%     2.41%++#     2.41%++#      8.23%##         --           2,673

MID-CAP 1.5X STRATEGY FUND (FORMERLY, MID-CAP ADVANTAGE FUND) A-CLASS
   MARCH 31, 2007           1.42         41.56       7.11%     1.67%        1.67%         0.13%          296%          2,806
   March 31, 2006           8.28         40.14      27.27%     1.92%        1.66%         0.03%          528%          4,948
   March 31, 2005           3.56         31.86      12.58%     1.63%        1.63%        (0.10)%         669%          1,050
   March 31, 2004*            --         28.30       0.00%     0.00%**#     0.00%**#      0.00%**      1,239%              4

 # EXPENSE RATIOS FOR THE PERIOD ENDED MARCH 31, 2004 ARE CALCULATED FOR ONE DAY ONLY AND ARE NOT INDICATIVE OF FUTURE CLASS PERFORMANCE.

## NET INVESTMENT/INCOME LOSS RATIOS FOR MARCH 31, 2007 INCLUDE THE NET INVESTMENT INCOME/LOSS OF THE CORRESPONDING MASTER PORTFOLIO. RATIOS FROM PREVIOUS YEARS DO NOT INCLUDE THESE AMOUNTS, HOWEVER, THEY MAY BE FOUND IN THE FINANCIAL HIGHLIGHTS TABLE OF THE CORRESPONDING MASTER PORTFOLIOS ON PAGE 158 OF THE 2007 ANNUAL REPORT TO SHAREHOLDERS, WHICH IS AVAILABLE UPON REQUEST BY TELEPHONING THE TRANSFER AGENT AT 800.820.0888.

                                [GRAPHIC OMITTED]

102

FINANCIAL HIGHLIGHTS (CONTINUED)
--------------------------------------------------------------------------------

                                             NET REALIZED    NET INCREASE
                     NET ASSET     NET           AND          (DECREASE)     DISTRIBUTIONS  DISTRIBUTIONS
                       VALUE,   INVESTMENT    UNREALIZED     IN NET ASSET       FROM NET       FROM NET
                     BEGINNING    INCOME    GAINS (LOSSES)  VALUE RESULTING    INVESTMENT      REALIZED        TOTAL
YEAR ENDED           OF PERIOD   (LOSS)+    ON INVESTMENTS  FROM OPERATIONS      INCOME         GAINS      DISTRIBUTIONS
------------------------------------------------------------------------------------------------------------------------
MID-CAP 1.5X STRATEGY FUND (FORMERLY, MID-CAP ADVANTAGE FUND) C-CLASS
   MARCH 31, 2007     $38.81     $ (.23)       $ 2.61           $ 2.38          $   --          $(1.37)       $(1.37)
   March 31, 2006      31.03       (.25)         8.41             8.16              --            (.38)         (.38)
   March 31, 2005      27.76       (.26)         3.53             3.27              --              --            --
   March 31, 2004      15.85       (.31)        12.22            11.91              --              --            --
   March 31, 2003      26.00       (.17)        (9.87)          (10.04)           (.11)             --          (.11)

INVERSE MID-CAP STRATEGY FUND (FORMERLY, INVERSE MID-CAP FUND) A-CLASS
   MARCH 31, 2007      37.03       1.35         (1.81)            (.46)          (2.79)             --         (2.79)
   March 31, 2006      44.01        .87         (7.20)           (6.33)           (.65)             --          (.65)
   March 31, 2005      49.01       (.06)        (4.94)           (5.00)             --              --            --
   March 31, 2004*     49.01         --            --               --              --              --            --

INVERSE MID-CAP STRATEGY FUND (FORMERLY, INVERSE MID-CAP FUND) C-CLASS
   MARCH 31, 2007      36.43       1.05         (1.80)            (.75)          (2.79)             --         (2.79)
   March 31, 2006      43.62        .15         (6.69)           (6.54)           (.65)             --          (.65)
   March 31, 2005      48.98       (.27)        (5.09)           (5.36)             --              --            --
   March 31, 2004*     50.00       (.08)         (.94)           (1.02)             --              --            --

RUSSELL 2000(R) 1.5X STRATEGY FUND (FORMERLY, RUSSELL 2000(R) ADVANTAGE FUND) A-CLASS
   MARCH 31, 2007      37.33        .10          1.24             1.34              --           (1.43)        (1.43)
   March 31, 2006      27.54        .04          9.75             9.79              --              --            --
   March 31, 2005      26.22       (.03)         1.51             1.48              --            (.16)         (.16)
   March 31, 2004*     26.22         --            --               --              --              --            --

RUSSELL 2000(R) 1.5X STRATEGY FUND (FORMERLY, RUSSELL 2000(R) ADVANTAGE FUND) C-CLASS
   MARCH 31, 2007      35.93       (.16)         1.17             1.01              --           (1.43)        (1.43)
   March 31, 2006      26.69       (.21)         9.45             9.24              --              --            --
   March 31, 2005      25.63       (.26)         1.48             1.22              --            (.16)         (.16)
   March 31, 2004      12.75       (.28)        13.16            12.88              --              --            --
   March 31, 2003      22.47       (.15)        (9.53)           (9.68)             --            (.04)         (.04)

RUSSELL 2000(R) FUND A-CLASS
   MARCH 31, 2007*     25.00        .35          2.43             2.78            (.14)             --          (.14)

RUSSELL 2000(R) FUND C-CLASS
   MARCH 31, 2007*     25.00        .17          2.45             2.62            (.14)             --          (.14)

 * SINCE THE COMMENCEMENT OF OPERATIONS: MARCH 31, 2004 -- INVERSE MID-CAP STRATEGY FUND A-CLASS AND RUSSELL 2000(R) 1.5X STRATEGY FUND A-CLASS; FEBRUARY 20, 2004 -- INVERSE MID-CAP STRATEGY FUND C-CLASS; MAY 31, 2006 -- RUSSELL 2000(R) FUND A-CLASS AND C-CLASS.

**    ANNUALIZED

 +    CALCULATED USING THE AVERAGE DAILY SHARES OUTSTANDING FOR THE YEAR.

++ RATIOS TO AVERAGE NET ASSETS INCLUDE EXPENSES OF THE CORRESPONDING MASTER PORTFOLIO.

                                [GRAPHIC OMITTED]

                                                                  PROSPECTUS 103

                                                                      RATIOS TO
                                                                 AVERAGE NET ASSETS:
                                                           --------------------------------
                         NET
                       INCREASE     NET ASSET                                        NET                   NET ASSETS,
                     (DECREASE) IN    VALUE,     TOTAL                           INVESTMENT    PORTFOLIO     END OF
                       NET ASSET     END OF    INVESTMENT   TOTAL      NET         INCOME      TURNOVER   PERIOD (000'S
YEAR ENDED               VALUE       PERIOD     RETURN++   EXPENSES  EXPENSES      (LOSS)        RATE        OMITTED)
-----------------------------------------------------------------------------------------------------------------------
MID-CAP 1.5X STRATEGY FUND (FORMERLY, MID-CAP ADVANTAGE FUND) C-CLASS
   MARCH 31, 2007       $ 1.01        $39.82      6.29%      2.41%     2.41%       (0.62)%        296%       $17,112
   March 31, 2006         7.78         38.81     26.38%      2.66%     2.40%       (0.72)%        528%        28,836
   March 31, 2005         3.27         31.03     11.78%      2.37%     2.37%       (0.91)%        669%        17,912
   March 31, 2004        11.91         27.76     75.14%      2.41%     2.41%       (1.31)%      1,239%        14,444
   March 31, 2003       (10.15)        15.85    (38.65)%     2.43%     2.43%       (0.95)%      2,322%         5,610

INVERSE MID-CAP STRATEGY FUND (FORMERLY, INVERSE MID-CAP FUND) A-CLASS
   MARCH 31, 2007        (3.25)        33.78     (1.35)%     1.65%     1.65%        3.52%          --            477
   March 31, 2006        (6.98)        37.03    (14.44)%     1.66%     1.66%        2.12%          --            161
   March 31, 2005        (5.00)        44.01    (10.20)%     1.63%     1.63%       (0.13)%         --             61
   March 31, 2004*          --         49.01      0.00%      0.00%**#  0.00%**#     0.00%**        --              1

INVERSE MID-CAP STRATEGY FUND (FORMERLY, INVERSE MID-CAP FUND) C-CLASS
   MARCH 31, 2007        (3.54)        32.89     (2.19)%     2.40%     2.40%        2.81%          --            801
   March 31, 2006        (7.19)        36.43    (15.05)%     2.41%     2.41%        1.54%          --          1,147
   March 31, 2005        (5.36)        43.62    (10.94)%     2.36%     2.36%       (0.58)%         --          1,011
   March 31, 2004*       (1.02)        48.98     (2.04)%     2.23%**   2.23%**     (1.45)%**       --            137

RUSSELL 2000(R) 1.5X STRATEGY FUND (FORMERLY, RUSSELL 2000(R) ADVANTAGE FUND) A-CLASS
   MARCH 31, 2007         (.09)        37.24      3.60%      1.66%     1.66%        0.28%         179%         5,976
   March 31, 2006         9.79         37.33     35.55%      2.06%     1.65%        0.13%         441%         6,789
   March 31, 2005         1.32         27.54      5.63%      1.61%     1.61%       (0.10)%        501%         3,340
   March 31, 2004*          --         26.22      0.00%      0.00%**#  0.00%**#     0.00%**       965%             4

RUSSELL 2000(R) 1.5X STRATEGY FUND (FORMERLY, RUSSELL 2000(R) ADVANTAGE FUND) C-CLASS
   MARCH 31, 2007         (.42)        35.51      2.81%      2.41%     2.41%       (0.47)%        179%        19,942
   March 31, 2006         9.24         35.93     34.62%      2.81%     2.40%       (0.70)%        441%        31,956
   March 31, 2005         1.06         26.69      4.75%      2.37%     2.37%       (1.00)%        501%        18,915
   March 31, 2004        12.88         25.63    101.02%      2.41%     2.41%       (1.34)%        965%        48,851
   March 31, 2003        (9.72)        12.75    (43.12)%     2.43%     2.43%       (0.91)%        746%        13,530

RUSSELL 2000(R) FUND A-CLASS
   MARCH 31, 2007*        2.64         27.64     11.13%      1.51%**   1.51%**      1.54%**       335%           275

RUSSELL 2000(R) FUND C-CLASS
   MARCH 31, 2007*        2.48         27.48     10.49%      2.28%**   2.28%**      0.76%**       335%           739

# EXPENSE RATIOS FOR THE PERIOD ENDED MARCH 31, 2004 ARE CALCULATED FOR ONE DAY ONLY AND ARE NOT INDICATIVE OF FUTURE CLASS PERFORMANCE.

                                [GRAPHIC OMITTED]

104

FINANCIAL HIGHLIGHTS (CONTINUED)
--------------------------------------------------------------------------------

                                                 NET REALIZED     NET INCREASE
                      NET ASSET       NET            AND            (DECREASE)     DISTRIBUTIONS   DISTRIBUTIONS
                        VALUE,     INVESTMENT     UNREALIZED       IN NET ASSET      FROM NET        FROM NET
                      BEGINNING      INCOME     GAINS (LOSSES)   VALUE RESULTING    INVESTMENT       REALIZED          TOTAL
YEAR ENDED            OF PERIOD     (LOSS)+     ON INVESTMENTS   FROM OPERATIONS      INCOME           GAINS       DISTRIBUTIONS
--------------------------------------------------------------------------------------------------------------------------------
INVERSE RUSSELL 2000(R) STRATEGY FUND (FORMERLY, INVERSE RUSSELL 2000(R) FUND) A-CLASS
   MARCH 31, 2007      $36.96      $ 1.38          $(1.65)           $ (.27)          $(1.69)         $   --          $(1.69)
   March 31, 2006       46.09         .85           (9.26)            (8.41)            (.72)             --            (.72)
   March 31, 2005       48.80        (.02)          (2.69)            (2.71)              --              --              --
   March 31, 2004*      48.80          --              --                --               --              --              --

INVERSE RUSSELL 2000(R) STRATEGY FUND (FORMERLY, INVERSE RUSSELL 2000(R) FUND) C-CLASS
   MARCH 31, 2007       36.40        1.07           (1.60)            (0.53)           (1.69)             --           (1.69)
   March 31, 2006       45.71         .56           (9.15)            (8.59)            (.72)             --            (.72)
   March 31, 2005       48.77        (.49)          (2.57)            (3.06)              --              --              --
   March 31, 2004*      50.00        (.08)          (1.15)            (1.23)              --              --              --

EUROPE 1.25X STRATEGY FUND (FORMERLY, EUROPE ADVANTAGE FUND) A-CLASS
   MARCH 31, 2007       20.06         .54            3.65              4.19             (.12)             --            (.12)
   March 31, 2006       17.14         .18            3.06              3.24               --            (.32)           (.32)
   March 31, 2005       14.98         .05            2.59              2.64             (.47)           (.01)           (.48)
   March 31, 2004*      14.98          --              --                --               --              --              --

EUROPE 1.25X STRATEGY FUND (FORMERLY, EUROPE ADVANTAGE FUND) C-CLASS
   MARCH 31, 2007       19.25         .39            3.46              3.85             (.12)             --            (.12)
   March 31, 2006       16.57         .10            2.90              3.00               --            (.32)           (.32)
   March 31, 2005       14.62        (.09)           2.52              2.43             (.47)           (.01)           (.48)
   March 31, 2004        9.74       (1.18)           6.77              5.59               --            (.71)           (.71)
   March 31, 2003       15.22        (.10)          (5.38)            (5.48)              --              --              --

JAPAN 1.25X STRATEGY FUND (FORMERLY, JAPAN ADVANTAGE FUND) A-CLASS
   MARCH 31, 2007       40.61         .98           (1.58)             (.60)           (1.28)         (14.79)         (16.07)
   March 31, 2006       29.20         .74           10.67             11.41               --              --              --
   March 31, 2005       34.60         .05           (3.96)            (3.91)            (.56)           (.93)          (1.49)
   March 31, 2004*      34.60          --              --                --               --              --              --

JAPAN 1.25X STRATEGY FUND (FORMERLY, JAPAN ADVANTAGE FUND) C-CLASS
   MARCH 31, 2007       39.47         .80           (1.66)             (.86)           (1.28)         (14.79)         (16.07)
   March 31, 2006       28.61         .12           10.74             10.86               --              --              --
   March 31, 2005       34.18        (.25)          (3.83)            (4.08)            (.56)           (.93)          (1.49)
   March 31, 2004       18.96        (.80)          16.26             15.46               --            (.24)           (.24)
   March 31, 2003++     27.24        (.18)          (8.10)            (8.28)              --              --              --

 * SINCE THE COMMENCEMENT OF OPERATIONS: FEBRUARY 20, 2004 -- INVERSE RUSSELL 2000(R) STRATEGY FUND C-CLASS; MARCH 31, 2004 -- INVERSE RUSSELL 2000(R) STRATEGY FUND A-CLASS, EUROPE 1.25X STRATEGY FUND A-CLASS, JAPAN 1.25X STRATEGY FUND A-CLASS.

**    ANNUALIZED

 +    CALCULATED USING THE AVERAGE DAILY SHARES OUTSTANDING FOR THE YEAR.

                                [GRAPHIC OMITTED]

                                                                  PROSPECTUS 105

                                                                             RATIOS TO
                                                                        AVERAGE NET ASSETS:
                                                              -----------------------------------
                         NET
                      INCREASE      NET ASSET                                              NET                   NET ASSETS,
                    (DECREASE) IN     VALUE,       TOTAL                               INVESTMENT   PORTFOLIO       END OF
                      NET ASSET       END OF     INVESTMENT     TOTAL        NET         INCOME     TURNOVER    PERIOD (000'S
YEAR ENDED              VALUE         PERIOD      RETURN++    EXPENSES     EXPENSES      (LOSS)       RATE         OMITTED)
------------------------------------------------------------------------------------------------------------------------------
INVERSE RUSSELL 2000(R) STRATEGY FUND (FORMERLY, INVERSE RUSSELL 2000(R) FUND) A-CLASS
   MARCH 31, 2007     $ (1.96)       $ 35.00       (0.67)%    1.65%        1.65%         3.64%           --         $ 9,905
   March 31, 2006       (9.13)         36.96      (18.40)%    1.63%        1.63%         1.97%           --           1,067
   March 31, 2005       (2.71)         46.09       (5.55)%    1.63%        1.63%        (0.03)%          --             404
   March 31, 2004*         --          48.80        0.00%     0.00%**#     0.00%**#      0.00%**         --               1

INVERSE RUSSELL 2000(R) STRATEGY FUND (FORMERLY, INVERSE RUSSELL 2000(R) FUND) C-CLASS
   MARCH 31, 2007       (2.22)         34.18       (1.40)%    2.40%        2.40%         2.87%           --           8,455
   March 31, 2006       (9.31)         36.40      (18.95)%    2.40%        2.40%         1.33%           --           3,164
   March 31, 2005       (3.06)         45.71       (6.27)%    2.39%        2.39%        (0.97)%          --           3,951
   March 31, 2004*      (1.23)         48.77       (2.46)%    2.24%**      2.24%**      (1.42)%**        --             492

EUROPE 1.25X STRATEGY FUND (FORMERLY, EUROPE ADVANTAGE FUND) A-CLASS
   MARCH 31, 2007        4.07          24.13       20.90%     1.54%        1.54%         2.33%          373%         10,892
   March 31, 2006        2.92          20.06       19.10%     1.67%        1.66%         1.02%          454%          1,378
   March 31, 2005        2.16          17.14       17.56%     1.62%        1.62%         0.29%           --             180
   March 31, 2004*         --          14.98        0.00%     0.00%**#     0.00%**#      0.00%**         --               1

EUROPE 1.25X STRATEGY FUND (FORMERLY, EUROPE ADVANTAGE FUND) C-CLASS
   MARCH 31, 2007        3.73          22.98       20.01%     2.40%        2.40%         1.85%          373%          9,539
   March 31, 2006        2.68          19.25       18.30%     2.42%        2.41%         0.59%          454%          8,703
   March 31, 2005        1.95          16.57       16.55%     2.37%        2.37%        (0.57)%          --           5,717
   March 31, 2004        4.88          14.62       57.29%     2.47%        2.47%        (8.31)%          --           1,999
   March 31, 2003       (5.48)          9.74      (36.01)%    2.45%        2.45%        (0.96)%          --           1,957

JAPAN 1.25X STRATEGY FUND (FORMERLY, JAPAN ADVANTAGE FUND) A-CLASS
   MARCH 31, 2007      (16.67)         23.94        0.08%     1.64%        1.64%         3.39%           --          11,259
   March 31, 2006       11.41          40.61       39.08%     1.67%        1.66%         2.20%           --           3,432
   March 31, 2005       (5.40)         29.20      (11.31)%    1.62%        1.62%         0.15%           --             280
   March 31, 2004*         --          34.60        0.00%     0.00%**#     0.00%**#      0.00%**         --              55

JAPAN 1.25X STRATEGY FUND (FORMERLY, JAPAN ADVANTAGE FUND) C-CLASS
   MARCH 31, 2007      (16.93)         22.54       (0.66)%    2.40%        2.40%         2.51%           --           8,243
   March 31, 2006       10.86          39.47       37.96%     2.43%        2.42%         1.49%           --          13,082
   March 31, 2005       (5.57)         28.61      (11.96)%    2.38%        2.38%        (0.83)%          --           3,381
   March 31, 2004       15.22          34.18       81.72%     2.42%        2.42%        (2.85)%          --           5,572
   March 31, 2003++     (8.28)         18.96      (30.40)%    2.36%        2.36%        (0.68)%          --               9

++ TOTAL INVESTMENT RETURN DOES NOT REFLECT THE IMPACT OF ANY APPLICABLE SALES CHARGES AND HAS NOT BEEN ANNUALIZED.

 # EXPENSE RATIOS FOR THE PERIOD ENDED MARCH 31, 2004 ARE CALCULATED FOR ONE DAY ONLY AND ARE NOT INDICATIVE OF FUTURE CLASS PERFORMANCE.

                                [GRAPHIC OMITTED]

106

FINANCIAL HIGHLIGHTS (CONTINUED)
--------------------------------------------------------------------------------

                                                NET REALIZED    NET INCREASE
                    NET ASSET        NET             AND          (DECREASE)      DISTRIBUTIONS    DISTRIBUTIONS
                      VALUE,     INVESTMENT      UNREALIZED      IN NET ASSET       FROM NET         FROM NET
                    BEGINNING      INCOME      GAINS (LOSSES)   VALUE RESULTING    INVESTMENT        REALIZED           TOTAL
YEAR ENDED          OF PERIOD      (LOSS)+     ON INVESTMENTS   FROM OPERATIONS      INCOME            GAINS        DISTRIBUTIONS
---------------------------------------------------------------------------------------------------------------------------------
GOVERNMENT LONG BOND 1.2X STRATEGY FUND
   (FORMERLY GOVERNMENT LONG BOND ADVANTAGE FUND) A-CLASS
   MARCH 31, 2007    $10.50        $  .38          $  .10           $  .48           $ (.38)           $   --          $ (.38)
   March 31, 2006     11.07           .40            (.58)            (.18)            (.39)               --            (.39)
   March 31, 2005     11.05           .39             .02              .41             (.39)               --            (.39)
   March 31, 2004*    11.05            --              --               --               --                --              --

GOVERNMENT LONG BOND 1.2X STRATEGY FUND
   (FORMERLY GOVERNMENT LONG BOND ADVANTAGE FUND) C-CLASS
   MARCH 31, 2007     10.50           .31             .08              .39             (.30)               --            (.30)
   March 31, 2006     11.07           .31            (.57)            (.26)            (.31)               --            (.31)
   March 31, 2005     11.05           .31             .02              .33             (.31)               --            (.31)
   March 31, 2004     10.97           .30             .08              .38             (.30)               --            (.30)
   March 31, 2003      9.12           .31            1.85             2.16             (.31)               --            (.31)

INVERSE GOVERNMENT LONG BOND STRATEGY FUND
   (FORMERLY INVERSE GOVERNMENT LONG BOND FUND) A-CLASS
   MARCH 31, 2007     19.52          (.14)            .41              .27             (.63)               --            (.63)
   March 31, 2006     18.84          (.12)            .80              .68               --                --              --
   March 31, 2005     19.71          (.13)           (.74)            (.87)              --                --              --
   March 31, 2004*    19.71            --              --               --               --                --              --

INVERSE GOVERNMENT LONG BOND STRATEGY FUND
   (FORMERLY INVERSE GOVERNMENT LONG BOND FUND) C-CLASS
   MARCH 31, 2007     18.78          (.27)            .38              .11             (.63)               --            (.63)
   March 31, 2006     18.25          (.25)            .78              .53               --                --              --
   March 31, 2005     19.24          (.27)           (.72)            (.99)              --                --              --
   March 31, 2004     20.88          (.29)          (1.35)           (1.64)              --                --              --
   March 31, 2003     26.16          (.17)          (5.11)           (5.28)              --                --              --

  * SINCE THE COMMENCEMENT OF OPERATIONS: MARCH 31, 2004 -- GOVERNNMENT LONG BOND 1.2X STRATEGY FUND A-CLASS, INVERSE GOVERNMENT LONG BOND STRATEGY FUND A-CLASS.

 **   ANNUALIZED

*** PORTFOLIO TURNOVER RATE CORRESPONDS TO THE MASTER PORTFOLIO FOR THE INVERSE GOVERNMENT LONG BOND FUND.

  +   CALCULATED USING THE AVERAGE DAILY SHARES OUTSTANDING FOR THE YEAR.

 ++ RATIOS TO AVERAGE NET ASSETS INCLUDE EXPENSES OF THE CORRESPONDING MASTER PORTFOLIO.

+++ TOTAL INVESTMENT RETURN DOES NOT REFLECT THE IMPACT OF ANY APPLICABLE SALES CHARGES AND HAS NOT BEEN ANNUALIZED.

                                [GRAPHIC OMITTED]

                                                                  PROSPECTUS 107

                                                                         RATIOS TO
                                                                    AVERAGE NET ASSETS:
                                                          ------------------------------------
                         NET
                      INCREASE     NET ASSET                                           NET                    NET ASSETS,
                    (DECREASE) IN    VALUE,      TOTAL                              INVESTMENT  PORTFOLIO       END OF
                      NET ASSET      END OF   INVESTMENT   TOTAL       OPERATING      INCOME    TURNOVER     PERIOD (000'S
YEAR ENDED              VALUE        PERIOD    RETURN+++  EXPENSES    EXPENSES SS.    (LOSS)       RATE         OMITTED)
--------------------------------------------------------------------------------------------------------------------------
GOVERNMENT LONG BOND 1.2X STRATEGY FUND
   (FORMERLY GOVERNMENT LONG BOND ADVANTAGE FUND) A-CLASS
   MARCH 31, 2007      $  .10        $10.60      4.71%    1.22%         1.22%          3.64%      1,357%       $ 11,460
   March 31, 2006        (.57)        10.50     (1.88)%   1.17%         1.17%          3.45%      1,451%          1,503
   March 31, 2005         .02         11.07      3.86%    1.15%         1.15%          3.63%        737%          1,703
   March 31, 2004*         --         11.05      0.00%    0.00%**#      0.00%**#       0.00%**    1,143%              1

GOVERNMENT LONG BOND 1.2X STRATEGY FUND
   (FORMERLY GOVERNMENT LONG BOND ADVANTAGE FUND) C-CLASS
   MARCH 31, 2007         .09         10.59      3.84%    1.96%         1.96%          2.93%      1,357%         15,640
   March 31, 2006        (.57)        10.50     (2.61)%   1.93%         1.93%          2.69%      1,451%          7,293
   March 31, 2005         .02         11.07      3.10%    1.92%         1.92%          2.86%        737%         11,005
   March 31, 2004         .08         11.05      3.59%    1.96%         1.96%          2.85%      1,143%          3,828
   March 31, 2003        1.85         10.97     23.93%    1.95%         1.95%          2.86%      2,404%          2,163

INVERSE GOVERNMENT LONG BOND STRATEGY FUND
   (FORMERLY INVERSE GOVERNMENT LONG BOND FUND) A-CLASS
   MARCH 31, 2007        (.36)        19.16      1.47%    5.22%++       1.61%++        3.43%##      192%***      69,606
   March 31, 2006         .68         19.52      3.61%    4.91%++       1.58%++       (0.65)%##     179%***     124,679
   March 31, 2005        (.87)        18.84     (4.41)%   5.35%++       1.56%++       (0.64)%##     101%***     177,178
   March 31, 2004*         --         19.71      0.00%    0.00%**++#    0.00%**++#     0.00%**##    187%***       5,057

INVERSE GOVERNMENT LONG BOND STRATEGY FUND
   (FORMERLY INVERSE GOVERNMENT LONG BOND FUND) C-CLASS
   MARCH 31, 2007        (.52)        18.26      0.67%    5.97%++       2.36%++        2.68%##      192%***     213,175
   March 31, 2006         .53         18.78      2.90%    5.66%++       2.33%++       (1.40)%##     179%***     533,862
   March 31, 2005        (.99)        18.25     (5.15)%   6.11%++       2.32%++       (1.40)%##     101%***     893,249
   March 31, 2004       (1.64)        19.24     (7.85)%   6.57%++       2.38%++       (1.45)%##     187%***     489,918
   March 31, 2003       (5.28)        20.88    (20.13)%   6.64%++       2.40%++       (1.64)%##      --          60,969

  # EXPENSE RATIOS FOR THE PERIOD ENDED MARCH 31, 2004 ARE CALCULATED FOR ONE DAY ONLY AND ARE NOT INDICATIVE OF FUTURE CLASS PERFORMANCE.

SS.   OPERATING EXPENSES EXCLUDE INTEREST EXPENSE FROM SECURITIES SOLD SHORT.

 ## NET INVESTMENT/INCOME LOSS RATIOS FOR MARCH 31, 2007 INCLUDE THE NET INVESTMENT INCOME/LOSS OF THE CORRESPONDING MASTER PORTFOLIO. RATIOS FROM PREVIOUS YEARS DO NOT INCLUDE THESE AMOUNTS, HOWEVER, THEY MAY BE FOUND IN THE FINANCIAL HIGHLIGHTS TABLE OF THE CORRESPONDING MASTER PORTFOLIOS ON PAGE 158 OF THE 2007 ANNUAL REPORT TO SHAREHOLDERS, WHICH IS AVAILABLE UPON REQUEST BY TELEPHONING THE TRANSFER AGENT AT 800.820.0888.

                                [GRAPHIC OMITTED]

108

FINANCIAL HIGHLIGHTS (CONTINUED)
--------------------------------------------------------------------------------

                                               NET REALIZED      NET INCREASE
                    NET ASSET                       AND           (DECREASE)     DISTRIBUTIONS    DISTRIBUTIONS
                     VALUE,          NET        UNREALIZED       IN NET ASSET      FROM NET          FROM NET
                    BEGINNING    INVESTMENT   GAINS (LOSSES)   VALUE RESULTING    INVESTMENT         REALIZED         TOTAL
YEAR ENDED          OF PERIOD      INCOME+    ON INVESTMENTS   FROM OPERATIONS      INCOME            GAINS       DISTRIBUTIONS
-------------------------------------------------------------------------------------------------------------------------------
U.S. GOVERNMENT MONEY MARKET FUND A-CLASS
   MARCH 31, 2007     $1.00        $ .04            $--              $ .04          $(.04)             $--            $(.04)
   March 31, 2006      1.00          .03             --                .03           (.03)              --             (.03)
   March 31, 2005      1.00          .01             --                .01           (.01)              --             (.01)
   March 31, 2004*     1.00           --             --                 --             --               --               --

U.S. GOVERNMENT MONEY MARKET FUND C-CLASS
   MARCH 31, 2007      1.00          .03             --                .03           (.03)              --             (.03)
   March 31, 2006      1.00          .02             --                .02           (.02)              --             (.02)
   March 31, 2005      1.00           --SS.          --                 --SS.         (--)SS.           --              (--)SS.
   March 31, 2004      1.00           --SS.          --                 --SS.         (--)SS.           --              (--)SS.
   March 31, 2003      1.00           --SS.          --                 --SS.         (--)SS.           --              (--)SS.

 * SINCE THE COMMENCEMENT OF OPERATIONS: MARCH 31, 2004 -- U.S. GOVERNMENT MONEY MARKET FUND A-CLASS.

**    ANNUALIZED

 +    CALCULATED USING THE AVERAGE DAILY SHARES OUTSTANDING FOR THE YEAR.

++ TOTAL INVESTMENT RETURN DOES NOT REFLECT THE IMPACT OF ANY APPLICABLE SALES CHARGES AND HAS NOT BEEN ANNUALIZED.

 # EXPENSE RATIOS FOR THE PERIOD ENDED MARCH 31, 2004 ARE CALCULATED FOR ONE DAY ONLY AND ARE NOT INDICATIVE OF FUTURE CLASS PERFORMANCE.

SS.   LESS THAN $.01 PER SHARE.

                                [GRAPHIC OMITTED]

                                                                             RATIOS TO
                                                                        AVERAGE NET ASSETS:
                                                             ------------------------------------------
                    NET INCREASE    NET ASSET                                                             NET ASSETS,
                    (DECREASE) IN     VALUE,       TOTAL                             NET      PORTFOLIO     END OF
                      NET ASSET       END OF    INVESTMENT    TOTAL       NET     INVESTMENT  TURNOVER   PERIOD (000'S
YEAR ENDED              VALUE         PERIOD     RETURN++    EXPENSES   EXPENSES    INCOME      RATE       OMITTED)
----------------------------------------------------------------------------------------------------------------------
U.S. GOVERNMENT MONEY MARKET FUND A-CLASS
   MARCH 31, 2007       $--           $1.00       4.01%      1.17%      1.17%       3.97%        --        $ 18,779
   March 31, 2006        --            1.00       2.51%      1.15%      1.15%       2.66%        --          14,324
   March 31, 2005        --            1.00       0.59%      1.10%      1.10%       0.93%        --           7,335
   March 31, 2004*       --            1.00       0.00%      0.00%**#   0.00%**#    0.00%**      --               1

U.S. GOVERNMENT MONEY MARKET FUND C-CLASS
   MARCH 31, 2007        --            1.00       3.24%      1.92%      1.92%       3.20%        --         120,415
   March 31, 2006        --            1.00       1.76%      1.89%      1.89%       1.72%        --         131,045
   March 31, 2005        --            1.00       0.19%      1.87%      1.51%       0.19%        --         155,668
   March 31, 2004        --            1.00       0.01%      1.90%      1.08%       0.01%        --         131,704
   March 31, 2003        --            1.00       0.08%      1.91%      1.50%       0.06%        --         201,745

                                [GRAPHIC OMITTED]

110


INDEX PUBLISHERS INFORMATION
--------------------------------------------------------------------------------

STANDARD & POOR'S CORP., NASDAQ, THE FRANK RUSSELL COMPANY, DOW JONES & COMPANY INC., STOXX LIMITED INC., AND THE TOKYO STOCK EXCHANGE (THE "INDEX PUBLISHERS") DO NOT SPONSOR, ENDORSE, SELL OR PROMOTE ANY RYDEX FUND AND MAKE NO REPRESENTATION OR WARRANTY, IMPLIED OR EXPRESS, TO THE INVESTORS IN THE FUNDS, OR ANY MEMBERS OF THE PUBLIC, REGARDING:

      o     THE ADVISABILITY OF INVESTING IN INDEX FUNDS;

      o     THE ABILITY OF ANY INDEX TO TRACK STOCK MARKET PERFORMANCE;

      o THE ACCURACY AND/OR THE COMPLETENESS OF THE AFOREMENTIONED INDICES OR ANY DATA INCLUDED THEREIN;

      o THE RESULTS TO BE OBTAINED BY ANY OF THE FUNDS, THE INVESTORS IN THE FUNDS, OR ANY PERSON OR ENTITY FROM THE USE OF THE INDICES

      OR DATA INCLUDED THEREIN; AND

      o THE MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE FOR USE WITH RESPECT TO THE INDICES OR ANY DATA INCLUDED THEREIN.

FURTHER, NONE OF THE INDEX PUBLISHERS:

      o     RECOMMEND THAT ANY PERSON INVEST IN THE FUNDS OR ANY OTHER
            SECURITIES;

      o HAVE ANY RESPONSIBILITY OR LIABILITY FOR OR MAKE ANY DECISIONS ABOUT THE TIMING, AMOUNT OR PRICING OF THE FUNDS;

      o HAVE ANY RESPONSIBILITY OR LIABILITY FOR THE ADMINISTRATION, MANAGEMENT OR MARKETING OF THE FUNDS;

      o CONSIDER THE NEEDS OF THE FUNDS OR THE INVESTORS IN THE FUNDS IN DETERMINING, COMPOSING OR CALCULATING THE INDEXES OR HAS ANY OBLIGATION TO DO SO;

      o WILL HAVE ANY LIABILITY IN CONNECTION WITH THE FUNDS OR FOR ANY ERRORS, OMISSIONS OR INTERRUPTIONS IN CONNECTION WITH THE INDEXES OR THE RELATED DATA;

      o WILL BE LIABLE FOR ANY LOST PROFITS OR INDIRECT PUNITIVE, SPECIAL OR CONSEQUENTIAL DAMAGES OR LOSSES, EVEN IF SUCH INDEX PUBLISHER KNOWS THAT THEY MIGHT OCCUR.

"STANDARD & POOR'S(R)," S&P(R)," "S&P 500(R)," "STANDARD & POOR'S 500," "500,"
"STANDARD & POOR'S MIDCAP 400," AND "S&P MIDCAP 400" ARE TRADEMARKS OF THE MCGRAW-HILL COMPANIES, INC. AND CITIGROUP, INC.

DOW JONES, DOW JONES INDUSTRIAL AVERAGE(SM), DJIA(SM), OR OTHER RELEVANT MARKS/NAMES OF THE INDEX ARE SERVICE MARKS OF DOW JONES & COMPANY, INC. DOW JONES HAS NO RELATIONSHIP TO THE RYDEX FUNDS, OTHER THAN THE LICENSING OF THE DOW JONES INDUSTRIAL AVERAGE(SM) (DJIA(SM)) AND ITS SERVICE MARKS FOR USE IN CONNECTION WITH THE FUNDS.

                                [GRAPHIC OMITTED]

                                                                  PROSPECTUS 111

THE RUSSELL 2000(R) INDEX IS A TRADEMARK/SERVICE MARK OF THE FRANK RUSSELL COMPANY. RUSSELL(R) IS A TRADEMARK OF THE FRANK RUSSELL COMPANY. THE RYDEX FUNDS ARE NOT PROMOTED, SPONSORED OR ENDORSED BY, NOR IN ANY WAY AFFILIATED WITH THE FRANK RUSSELL COMPANY. FRANK RUSSELL COMPANY IS NOT RESPONSIBLE FOR AND HAS NOT REVIEWED THE RYDEX FUNDS NOR ANY ASSOCIATED LITERATURE OR PUBLICATIONS AND FRANK RUSSELL COMPANY MAKES NO REPRESENTATION OR WARRANTY, EXPRESS OR IMPLIED, AS TO THE ACCURACY, OR COMPLETENESS, OR OTHERWISE. FRANK RUSSELL COMPANY RESERVES THE RIGHT, AT ANY TIME AND WITHOUT NOTICE, TO ALTER, AMEND, TERMINATE OR IN ANY WAY CHANGE THE RUSSELL INDEXES. FRANK RUSSELL COMPANY HAS NO OBLIGATION TO TAKE THE NEEDS OF ANY PARTICULAR FUND OR ITS PARTICIPANTS OR ANY OTHER PRODUCT OR PERSON INTO CONSIDERATION IN DETERMINING, COMPOSING OR CALCULATING ANY OF THE RUSSELL INDEXES. FRANK RUSSELL COMPANY'S PUBLICATION OF THE RUSSELL INDEXES IN NO WAY SUGGESTS OR IMPLIES AN OPINION BY FRANK RUSSELL COMPANY AS TO THE ATTRACTIVENESS OR APPROPRIATENESS OF INVESTMENT IN ANY OR ALL SECURITIES UPON WHICH THE RUSSELL INDEXES ARE BASED.

FRANK RUSSELL COMPANY MAKES NO REPRESENTATION, WARRANTY, OR GUARANTEE AS TO THE ACCURACY, COMPLETENESS, RELIABILITY, OR OTHERWISE OF THE RUSSELL INDEXES OR ANY DATA INCLUDED IN THE RUSSELL INDEXES. FRANK RUSSELL COMPANY MAKES NO REPRESENTATION, WARRANTY OR GUARANTEE REGARDING THE USE, OR THE RESULTS OF USE, OF THE RUSSELL INDEXES OR ANY DATA INCLUDED THEREIN, OR ANY SECURITY (OR COMBINATION THEREOF COMPRISING THE RUSSELL INDEXES. FRANK RUSSELL COMPANY MAKES NO OTHER EXPRESS OR IMPLIED WARRANTY, AND EXPRESSLY DISCLAIMS ANY WARRANTY, OF ANY KIND, INCLUDING WITHOUT LIMITATION, ANY WARRANTY OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE WITH RESPECT TO THE RUSSELL INDEX(ES) OR ANY DATA OR ANY SECURITY (OR COMBINATION THEREOF) INCLUDED THEREIN.

MORE INFORMATION ABOUT THE INDEX PUBLISHERS IS LOCATED IN THE SAI.

                                [GRAPHIC OMITTED]

112


ADDITIONAL AND MORE DETAILED INFORMATION ABOUT THE FUNDS IS INCLUDED IN THE SAI DATED AUGUST 1, 2007. THE SAI HAS BEEN FILED WITH THE SEC AND IS INCORPORATED BY REFERENCE INTO THIS PROSPECTUS AND, THEREFORE, LEGALLY FORMS A PART OF THIS PROSPECTUS. THE SEC MAINTAINS THE EDGAR DATABASE ON ITS WEB SITE ("HTTP://WWW.SEC.GOV") THAT CONTAINS THE SAI, MATERIAL INCORPORATED BY REFERENCE, AND OTHER INFORMATION REGARDING REGISTRANTS THAT FILE ELECTRONICALLY WITH THE SEC. YOU MAY ALSO REVIEW AND COPY DOCUMENTS AT THE SEC PUBLIC REFERENCE ROOM IN WASHINGTON, D.C. (FOR INFORMATION ON THE OPERATION OF THE PUBLIC REFERENCE ROOM, CALL 202.551.8090). YOU MAY REQUEST DOCUMENTS FROM THE SEC BY MAIL, UPON PAYMENT OF A DUPLICATION FEE, BY WRITING TO: U.S. SECURITIES AND EXCHANGE COMMISSION, PUBLIC REFERENCE SECTION, WASHINGTON, D.C. 20549-0102 OR BY EMAILING THE SEC AT THE FOLLOWING ADDRESS: PUBLICINFO@SEC.GOV.

YOU MAY OBTAIN A COPY OF THE SAI OR THE ANNUAL OR SEMI-ANNUAL REPORTS, WITHOUT CHARGE BY CALLING 800.820.0888 OR 301.296.5100, VISITING THE RYDEX WEB SITE AT WWW.RYDEXINVESTMENTS.COM, OR WRITING TO RYDEX SERIES FUNDS, AT 9601 BLACKWELL ROAD, SUITE 500, ROCKVILLE, MARYLAND 20850. ADDITIONAL INFORMATION ABOUT THE FUNDS' INVESTMENTS IS AVAILABLE IN THE ANNUAL AND SEMI-ANNUAL REPORTS. ALSO, IN THE FUNDS' ANNUAL REPORT, YOU WILL FIND A DISCUSSION OF THE MARKET CONDITIONS AND INVESTMENT STRATEGIES THAT SIGNIFICANTLY AFFECTED THE FUNDS' PERFORMANCE DURING THEIR LAST FISCAL YEAR.

NO ONE HAS BEEN AUTHORIZED TO GIVE ANY INFORMATION OR TO MAKE ANY
REPRESENTATIONS NOT CONTAINED IN THIS PROSPECTUS OR IN THE FUNDS' SAI IN CONNECTION WITH THE OFFERING OF FUND SHARES. DO NOT RELY ON ANY SUCH INFORMATION OR REPRESENTATIONS AS HAVING BEEN AUTHORIZED BY THE FUNDS OR RYDEX INVESTMENTS. THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFERING BY THE FUNDS IN ANY JURISDICTION WHERE SUCH AN OFFERING IS NOT LAWFUL.

THE TRUST'S SEC REGISTRATION NUMBER IS 811-07584.

                                [GRAPHIC OMITTED]

[LOGO] RYDEX  INVESTMENTS
              ESSENTIAL FOR MODERN MARKETS(R)

              9601 Blackwell Road o Suite 500 o Rockville, MD 20850
              800.820.0888 o www.rydexinvestments.com

              RSFAC-1-0807x0808

                     ---------------------------------------
                      PLEASE SEE THE RYDEX PRIVACY POLICIES
                             INSIDE THE BACK COVER.
                     ---------------------------------------

                               [GRAPHIC OMITTED]

                                                              RYDEX SERIES FUNDS
                            A-CLASS AND C-CLASS SHARES PROSPECTUS AUGUST 1, 2007

                                                     ALTERNATIVE INVESTMENT FUND
                                                   MANAGED FUTURES STRATEGY FUND
                                                (FORMERLY, MANAGED FUTURES FUND)

                                                         [LOGO] RYDEXINVESTMENTS
                                                 ESSENTIAL FOR MODERN MARKETS(R)

The U.S. Securities and Exchange Commission has not approved or disapproved the Trust's shares or passed upon the accuracy or adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

                               [GRAPHIC OMITTED]

TABLE OF CONTENTS
--------------------------------------------------------------------------------

ALTERNATIVE INVESTMENT FUND

   MANAGED FUTURES STRATEGY FUND ..........................................    2

DESCRIPTIONS OF PRINCIPAL RISKS ...........................................    4

FUND PERFORMANCE ..........................................................   12

FUND FEES AND EXPENSES ....................................................   12

MORE INFORMATION ABOUT THE FUND ...........................................   14

BENCHMARK AND INVESTMENTS .................................................   14

SHAREHOLDER INFORMATION ...................................................   15

TRANSACTION INFORMATION ...................................................   16

SALES CHARGES .............................................................   18

   A-CLASS SHARES .........................................................   18

   C-CLASS SHARES .........................................................   22

BUYING FUND SHARES ........................................................   22

SELLING FUND SHARES .......................................................   26

EXCHANGING FUND SHARES ....................................................   28

RYDEX ACCOUNT POLICIES ....................................................   29

DISTRIBUTION AND SHAREHOLDER SERVICES .....................................   34

DIVIDENDS AND DISTRIBUTIONS ...............................................   35

TAX INFORMATION ...........................................................   36

MANAGEMENT OF THE FUND ....................................................   38

FINANCIAL HIGHLIGHTS ......................................................   42

BENCHMARK PUBLISHER INFORMATION ...........................................   44


                     ---------------------------------------
                      PLEASE SEE THE RYDEX PRIVACY POLICIES
                             INSIDE THE BACK COVER.
                     ---------------------------------------

                               [GRAPHIC OMITTED]

                                                                    PROSPECTUS 1

                               RYDEX SERIES FUNDS
                                A - CLASS SHARES
                                C - CLASS SHARES

            9601 BLACKWELL ROAD, SUITE 500, ROCKVILLE, MARYLAND 20850
             800.820.0888 o 301.296.5100 o WWW.RYDEXINVESTMENTS.COM

Rydex Series Funds (the "Trust") is a mutual fund complex offering a number of professionally managed investment portfolios (funds) that are grouped into several categories according to each fund's investment strategy. This Prospectus describes A-Class Shares and C-Class Shares of the Managed Futures Strategy Fund (the "Fund").

A-Class Shares and C-Class Shares of the Fund are sold through broker-dealers and other financial institutions ("financial intermediaries") whose clients take part in certain asset allocation investment programs. Investors may exchange shares of the Fund through your financial intermediary or directly through the Rydex web site - www.rydexinvestments.com - or over the phone. Unlike most other Rydex Funds, the Fund is intended for long-term investment purposes only, and is not suitable for purchase by active investors.

RISKS OF INVESTING IN THE FUND

The value of the Fund may fluctuate. In addition, Fund shares:

      o     MAY DECLINE IN VALUE, AND YOU MAY LOSE MONEY

      o     ARE NOT FEDERALLY INSURED

      o     ARE NOT GUARANTEED BY ANY GOVERNMENT AGENCY

      o     ARE NOT BANK DEPOSITS

      o     ARE NOT GUARANTEED TO ACHIEVE THEIR OBJECTIVES

                               [GRAPHIC OMITTED]

2

MANAGED FUTURES STRATEGY FUND
(FORMERLY, MANAGED FUTURES FUND)
--------------------------------------------------------------------------------
A-CLASS (RYMTX)                                                  C-CLASS (RYMZX)

FUND OBJECTIVE

The Managed Futures Strategy Fund seeks to provide investment results that match the performance of a benchmark for measuring trends in the commodity and financial futures markets. The Fund's current benchmark is the Standard & Poor's Diversified Trends Indicator(R) (the "underlying benchmark"). The Fund's investment objective and benchmark are non-fundamental and may be changed without shareholder approval.

If the Fund meets its objective, the value of the Fund's shares should increase on a daily basis by the amount of any increase in the value of the underlying benchmark. However, when the value of the underlying benchmark declines, the value of the Fund's shares should also decrease on a daily basis by the amount of the decrease in value of the underlying benchmark.

PRINCIPAL INVESTMENT STRATEGY

The Fund will invest substantially all of its net assets in commodity, currency and financial-linked instruments whose performance is expected to correspond to that of the underlying benchmark. The current components of the underlying benchmark consist of approximately 14 sectors with a total of 24 futures contracts, allocated 50% to financial futures, E.G., interest rates and currencies, and 50% to physical commodities, E.G., energy and metals. The contracts are positioned either long or short (except for the energy sector contracts, which cannot have a short position) based on their prices relative to their moving averages. The Fund will seek to gain exposure to the underlying benchmark by investing in commodity, currency, and financial-linked structured notes, exchange-traded funds ("ETFs") and other investment companies that provide exposure to the managed commodities and financial futures markets, and in commodity, currency, and financial-linked derivative instruments, including swap agreements, commodity options, futures and options on futures, and equity securities. The Fund also intends to enter into short sales and other similar transactions to track the Fund's underlying benchmark. On certain occasions, the Fund may employ leveraging techniques to match the underlying benchmark.

To collateralize Fund investments on a day-to-day basis, the Fund will hold U.S. Government securities, short-term, high quality fixed-income securities, money market instruments, overnight and fixed-term repurchase agreements, cash, and other cash equivalents with maturities of one year or less.

                               [GRAPHIC OMITTED]

                                                                    PROSPECTUS 3

PRINCIPAL RISKS

The Managed Futures Strategy Fund is subject to a number of risks that may affect the value of its shares including:

      o     Commodity-Linked Derivative Investment Risk

      o     Counterparty Credit Risk

      o     Derivatives Risk

      o     Early Closing Risk

      o     Fixed Income Risk

      o     Foreign Currency Risk

      o     Investment in Investment Companies Risk

      o     Liquidity Risk

      o     Market Risk

      o     Non-Diversification Risk

      o     Portfolio Turnover Risk

      o     Short Sales Risk

      o     Tax Risk

      o     Tracking Error Risk

      o     Trading Halt Risk

Please see "Descriptions of Principal Risks" on page 4 for a discussion of each of the principal risks that apply to the Fund.

                               [GRAPHIC OMITTED]

4

DESCRIPTIONS OF PRINCIPAL RISKS
--------------------------------------------------------------------------------

COMMODITY-LINKED DERIVATIVE INVESTMENT RISK - The Fund's exposure to the commodities markets may subject the Fund to greater volatility than investments in traditional securities. Because the value of a commodity-linked derivative investment typically is based upon the price movements of a physical commodity (such as heating oil, livestock, or agricultural products), a commodity futures contract or commodity index, or some other readily measurable economic variable, the value of commodity-linked derivative instruments may be affected by changes in overall market movements, volatility of the underlying benchmark, changes in interest rates, or factors affecting a particular industry or commodity, such as drought, floods, weather, livestock disease, embargoes, tariffs and international economic, political and regulatory developments.

      INDEX-LINKED AND COMMODITY-LINKED "STRUCTURED" SECURITIES - The Fund invests in derivative instruments with principal and/or coupon payments linked to the value of commodities, commodity futures contracts, or the performance of commodity indices, such as the S&P DTI or Goldman Sachs Commodities Index. These are "commodity-linked" or "index-linked" securities. They are sometimes referred to as "structured securities" because the terms of the instrument may be structured by the issuer of the security and the purchaser of the security, such as the Fund. These securities may be issued by banks, brokerage firms, insurance companies and other corporations.

      The value of these securities will rise or fall in response to changes in the underlying commodity or related index or investment. These securities expose the Fund economically to movements in commodity prices. In addition to commodity price risk, the securities also are subject to credit and interest rate risks that in general affect the values of debt securities. Therefore, at maturity, the Fund may receive more or less principal than it originally invested. The Fund might receive interest payments that are more or less than the stated coupon interest payments.

      STRUCTURED NOTE RISK - The Fund intends to invest in commodity currency and financial-linked structured notes to a significant extent. Commodity-linked structured notes provide exposure, which may include long and/or short exposure, to the investment returns of "real assets" (I.E., assets that have tangible properties such as oil, gold and silver) that trade in the commodities markets without investing directly in physical commodities. The performance of these notes is determined by the price movement of the commodities underlying the note. Currency and financial-linked structured notes provide exposure to the investment returns of currencies and financial instruments. A highly liquid secondary market may not exist for the structured notes, and there can be no assurance that one will develop. However, on April 10, 2006, Rydex received a private

                               [GRAPHIC OMITTED]

                                                                    PROSPECTUS 5

      letter ruling from the IRS that concluded that commodity-linked structured notes will produce qualifying income for a regulated investment company under the Internal Revenue Code of 1986, as amended. Consequently, the Fund's investment advisor, Rydex Investments (the "Advisor"), believes that other mutual funds may increase their investment in commodity-linked structured notes leading to the creation and maintenance of a more liquid secondary market.

COUNTERPARTY CREDIT RISK - The Fund may invest in financial instruments involving counterparties for the purpose of attempting to gain exposure to a particular group of securities or asset class without actually purchasing those securities or investments, or to hedge a position. Such financial instruments include, but are not limited to, total return, index, interest rate, and structured notes. The Fund will use short-term counterparty agreements to exchange the returns (or differentials in rates of return) earned or realized in particular predetermined investments or instruments. The Fund will not enter into any agreement involving a counterparty unless the Advisor believes that the other party to the transaction is creditworthy. The use of swap agreements and structured notes involves risks that are different from those associated with ordinary portfolio securities transactions. For example, the Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty. If a counterparty defaults on its payment obligations to the Fund, this default will cause the value of your investment in the Fund to decrease. In addition, the Fund may enter into swap agreements with a limited number of counterparties, and may invest in commodity-linked structured notes issued by a limited number of issuers that will act as counterparties, which may increase the Fund's exposure to counterparty credit risk. Swap agreements also may be considered to be illiquid.

DERIVATIVES RISK - The Fund may invest a percentage of its assets in derivatives, such as futures and options contracts, to pursue its investment objective. The use of such derivatives may expose the Fund to additional risks that it would not be subject to if it invested directly in the securities underlying those derivatives. The Fund may use futures contracts and related options for bona fide hedging purposes to offset changes in the value of securities held or expected to be acquired. They may also be used to gain exposure to a particular market or instrument, to create a synthetic money market position, and for certain other tax-related purposes. The Fund will only enter into futures contracts traded on a national futures exchange or board of trade. Futures and options contracts are described in more detail below:

      FUTURES CONTRACTS - Futures contracts and options on futures contracts provide for the future sale by one party and purchase by another party of

                               [GRAPHIC OMITTED]

6

      a specified amount of a specific security at a specified future time and at a specified price. An option on a futures contract gives the purchaser the right, in exchange for a premium, to assume a position in a futures contract at a specified exercise price during the term of the option. Index futures are futures contracts for various indices that are traded on registered securities exchanges.

      OPTIONS - The buyer of an option acquires the right to buy (a call option) or sell (a put option) a certain quantity of a security (the underlying security) or instrument at a certain price up to a specified point in time. The seller or writer of an option is obligated to sell (a call option) or buy (a put option) the underlying security. When writing (selling) call options on securities, the Fund may cover its positions by owning the underlying security on which the option is written or by owning a call option on the underlying security. Alternatively, the Fund may cover its positions by maintaining, in a segregated account, cash or liquid securities equal in value to the exercise price of the call options written by the Fund.

      The risks associated with the Fund's use of futures and options contracts include:

            o The Fund experiencing losses that exceed losses experienced by funds that do not use futures contracts and options.

            o There may be an imperfect correlation between the changes in market value of the securities held by the Fund and the prices of futures and options on futures.

            o Although the Fund will only purchase exchange-traded futures, due to market conditions there may not always be a liquid secondary market for a futures contract. As a result, the Fund may be unable to close out its futures contracts at a time which is advantageous.

            o Trading restrictions or limitations may be imposed by an exchange, and government regulations may restrict trading in futures contracts and options.

            o Because option premiums paid or received by the Fund are small in relation to the market value of the investments underlying the options, buying and selling put and call options can be more speculative than investing directly in securities.

EARLY CLOSING RISK - The normal close of trading of securities listed on Nasdaq and the NYSE is 4:00 p.m., Eastern Time. Unanticipated early closings of securities exchanges and other financial markets may result in the Fund's inability to buy or sell securities or other financial instruments on that day. If an exchange or market closes early on a day when the Fund needs to execute a

                               [GRAPHIC OMITTED]

                                                                    PROSPECTUS 7

high volume of trades late in a trading day, the Fund might incur substantial trading losses.

FIXED INCOME RISK - The market value of fixed income investments, and financial instruments related to those fixed income investments, will change in response to interest rate changes and other factors, such as changes in the effective maturities and credit ratings of fixed income investments. During periods of falling interest rates, the values of outstanding fixed income securities generally rise. Falling interest rates may cause an issuer to redeem or "call" a security before its stated maturity, which may result in the Fund having to reinvest the proceeds in lower yielding securities. Conversely, during periods of rising interest rates, the values of such securities and related financial instruments generally decline. While securities with longer maturities tend to produce higher yields, the prices of longer maturity securities are also subject to greater market fluctuations as a result of changes in interest rates. Fixed income investments are also subject to credit risk, which is the possibility that the credit strength of an issuer will weaken and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default.

FOREIGN CURRENCY RISK - The Fund's investments in securities denominated in foreign currencies are subject to currency risk. Currency risks include the following:

      o The value of the Fund's assets measured in U.S. Dollars may be affected by changes in currency exchange rates and exchange control regulations.

      o The Fund may incur transaction costs in connection with conversions between various currencies.

Under normal circumstances, the Fund does not plan to hedge against the risks of variation in currency exchange rates relative to the U.S. Dollar. As a result, the value of securities denominated in foreign currencies can change significantly when foreign currencies strengthen or weaken relative to the U.S. Dollar.

INVESTMENT IN INVESTMENT COMPANIES RISK - The Fund may purchase shares of investment companies, such as ETFs, UITs, and closed-end investment companies to gain exposure to a particular portion of the market while awaiting an opportunity to purchase securities directly. When the Fund invests in an investment company, in addition to directly bearing the expenses associated with its own operations, it will bear a pro rata portion of the investment company's expenses. Further, in part because of these additional expenses, the performance of an investment company may differ from the performance the Fund would achieve if it invested directly in the underlying investments of the investment company. In addition, while the risks of owning shares of an investment company generally reflect the risks of owning the underlying investments of the investment company, the Fund may be subject to additional or different

                               [GRAPHIC OMITTED]

8

risks than if the Fund had invested directly in the underlying investments. For example, shares of an ETF are traded at market prices, which may vary from the net asset value of its underlying investments. In addition, the Fund may invest in investment companies or other pooled investment vehicles that are not registered pursuant to the Investment Company Act of 1940, as amended, and therefore, are not subject to the regulatory scheme of the Investment Company Act of 1940, as amended.

ETFs are pooled investment vehicles, which may be managed or unmanaged, that generally seek to track the performance of a specific index. Although individual shares of an ETF are traded on an exchange (such as the NYSE, Amex, or NASDAQ), large blocks of shares of ETFs are redeemable at net asset value. This ability to redeem large blocks of shares has historically resulted in the market price of individual shares of ETFs being at or near the net asset value of the ETF's underlying investments.

LIQUIDITY RISK - In certain circumstances, it may be difficult for the Fund to purchase and sell particular investments within a reasonable time at a fair price. To the extent that there is not an established retail market for instruments in which the Fund may invest, trading in such instruments may be relatively inactive. In addition, during periods of reduced market liquidity or in the absence of readily available market quotations for particular investments in the Fund's portfolio, the ability of the Fund to assign an accurate daily value to these investments may be difficult and the Advisor may be required to fair value the investments. For additional information about fair valuation, see "Calculating NAV."

MARKET RISK - The Fund may invest in public and privately issued securities, which may include common and preferred stocks, bonds, warrants, and rights, as well as derivatives and financial instruments that attempt to track the price movement of securities and commodities indices. Investments in securities and derivatives in general are subject to market risks that may cause their prices to fluctuate over time. The Fund's investments may decline in value due to factors affecting securities or commodities markets generally, or particular countries, segments, economic sectors, industries or companies within those markets. The value of a security may decline due to general economic and market conditions which are not specifically related to a particular issuer, such as real or perceived adverse economic conditions or changes in interest or currency rates. The value of securities convertible into equity securities, such as warrants or convertible debt, is also affected by prevailing interest rates, the credit quality of the issuer and any call provision. Fluctuations in the value of securities and financial instruments in which the Fund invests will cause the net asset value of the Fund to fluctuate. Historically, the markets have moved in cycles, and the value of the Fund's securities and derivatives may fluctuate drastically from day to

                               [GRAPHIC OMITTED]

                                                                    PROSPECTUS 9

day. Because of its link to the markets, an investment in the Fund may be more suitable for long-term investors who can bear the risk of short-term principal fluctuations, which at times may be significant.

NON-DIVERSIFICATION RISK - Because the Fund is non-diversified, it can invest in the securities of a limited number of issuers. To the extent that the Fund invests a significant percentage of its assets in a limited number of issuers, the Fund is subject to the risks of investing in those few issuers, and may be more susceptible to a single adverse economic or regulatory occurrence. As a result, changes in the market value of a single security could cause greater fluctuations in the value of Fund shares than would occur in a diversified fund.

PORTFOLIO TURNOVER RISK - The Fund's strategy may frequently involve buying and selling portfolio securities to rebalance the Fund's exposure to various market sectors. Higher portfolio turnover may result in the Fund paying higher levels of transaction costs and generating greater tax liabilities for shareholders. Portfolio turnover risk may cause the Fund's performance to be less than you expect.

SHORT SALES RISK - Short sales are transactions in which the Fund sells a security it does not own. To complete the transaction, the Fund must borrow the security to make delivery to the buyer. The Fund is then obligated to replace the security borrowed by purchasing the security at the market price at the time of replacement. The price at such time may be higher or lower than the price at which the security was sold by the Fund. If the underlying security goes down in price between the time the Fund sells the security and buys it back, the Fund will realize a gain on the transaction. Conversely, if the underlying security goes up in price during the period, the Fund will realize a loss on the transaction. Any such loss is increased by the amount of premium or interest the Fund must pay to the lender of the security. Likewise, any gain will be decreased by the amount of premium or interest the Fund must pay to the lender of the security. The Fund is also required to segregate other assets on its books to cover its obligation to return the security to the lender which means that those other assets may not be available to meet the Fund's needs for immediate cash or other liquidity. The Fund's investment performance may also suffer if the Fund is required to close out a short position earlier than it had intended. This would occur if the securities lender required the Fund to deliver the securities the Fund borrowed at the commencement of the short sale and the Fund was unable to borrow the securities from another securities lender or otherwise obtain the security by other means. In addition, the Fund may be subject to expenses related to short sales that are not typically associated with investing in securities directly, such as costs of borrowing and margin account maintenance costs associated with the Fund's open short positions. These expenses negatively impact the performance of the Fund. For example, when the Fund short sells

                               [GRAPHIC OMITTED]

10

an interest-bearing security, such as a bond, it is obligated to pay the interest on the security it has sold. This cost is partially offset by the interest earned by the Fund on the investment of the cash generated by the short sale. Similarly, when the Fund sells short an equity security that pays a dividend, it is obligated to pay the dividend on the security it has sold. However, a dividend paid on a security sold short generally reduces the market value of the shorted security and thus, increases the Fund's unrealized gain or reduces the Fund's unrealized loss on its short sale transaction. To the extent that the interest rate and/or dividend that the Fund is obligated to pay is greater than the interest earned by the Fund on investments, the performance of the Fund will be negatively impacted. These types of short sales expenses are sometimes referred to as the "negative cost of carry," and will tend to cause the Fund to lose money on a short sale even in instances where the price of the underlying security sold short does not change over the duration of the short sale.

TAX RISK - As noted under "Commodity-Linked Derivative Investment Risk" above, the Fund currently gains most of its exposure to the commodities markets by entering into commodity-linked derivative instruments, including options, futures contracts, options on futures contracts and commodity-linked structured notes. In order for the Fund to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, the Fund must derive at least 90 percent of its gross income each taxable year from qualifying income, which is described in more detail in the SAI. The status of certain commodity-linked derivative instruments as qualifying income has been addressed in Revenue Ruling 2006-1 issued December 16, 2005. The Fund will therefore restrict its income from commodity-linked derivative instruments that do not generate qualifying income, such as commodity-linked swaps, to a maximum of 10 percent of its gross income.

The Fund has received a private letter ruling from the IRS that concludes that certain commodities-linked notes held by the Fund will produce qualifying income for purposes of the regulated investment company qualification tests. The Advisor believes it can continue to successfully operate the Fund in a manner consistent with the Fund's current investment objective by investing in these commodities-linked structured notes. See "Tax Information" for more information.

TRACKING ERROR RISK - Tracking error risk refers to the risk that the Fund's Advisor may not be able to cause the Fund's performance to match or correlate to that of the Fund's benchmark, either on a daily or aggregate basis. Factors such as Fund expenses, imperfect correlation between the Fund's investments and those of its benchmark, rounding of share prices, changes to the benchmark, regulatory policies, high portfolio turnover rate and leverage all

                               [GRAPHIC OMITTED]

                                                                   PROSPECTUS 11

contribute to tracking error. The Fund, which seeks to track its benchmark on a daily basis, is subject to the effects of mathematical compounding which may prevent the Fund from correlating with the monthly, quarterly, annual or other performance of its benchmark. Tracking error risk may cause the Fund's performance to be less than you expect.

TRADING HALT RISK - The Fund typically will hold short-term options and futures contracts. The major exchanges on which these contracts are traded, such as the Chicago Mercantile Exchange, have established limits on how much an option or futures contract may decline over various time periods within a day. In addition, the major securities exchanges, such as the NYSE, have established limits on how much the securities market, based on the Dow Jones Industrial Average(SM), may decline over various time periods within a day. If the price of a security, an option or a futures contract declines more than the established limits, trading on the exchange is halted on that instrument. If a trading halt occurs, the Fund may temporarily be unable to purchase or sell the options, futures contracts or securities that are the subject of the trading halt. Such a trading halt near the time the Fund prices its shares may limit the Fund's ability to use leverage and may prevent the Fund from achieving its investment objective. In such an event, the Fund also may be required to use a "fair-value" method to price their outstanding contracts or securities.

                               [GRAPHIC OMITTED]

12

FUND PERFORMANCE
--------------------------------------------------------------------------------

The Managed Futures Strategy Fund commenced operations on March 2, 2007 and, therefore, does not have a performance history for a full calendar year.

FUND FEES AND EXPENSES
--------------------------------------------------------------------------------

The table below describes the fees and expenses that you may pay if you buy and hold A-Class Shares or C-Class Shares of the Fund.

                                                                                A-CLASS    C-CLASS
----------------------------------------------------------------------------------------------------
SHAREHOLDER FEES
(FEES PAID DIRECTLY FROM YOUR INVESTMENT) 1

Maximum Sales Charge (Load) Imposed On Purchase (as a percentage
of initial purchase price) 2                                                       4.75%      None

Maximum Deferred Sales Charge (Load) (as a percentage of initial purchase
price or current market value, whichever is lower) 3                               None 4     1.00%

Redemption Fee on Shares Redeemed Within 90 Days of Purchase (as a percentage
of amount redeemed, if applicable) 5                                               1.00%      1.00%

ANNUAL FUND OPERATING EXPENSES
(EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)

Management Fees                                                                    0.90%      0.90%

Distribution and Shareholder Service (12b-1) Fees                                  0.25%      1.00%

Other Expenses 6                                                                   0.50%      0.50%
                                                                                --------------------
Total Annual Fund Operating Expenses                                               1.65%      2.40%
                                                                                ====================

1 THE FUND MAY IMPOSE A WIRE TRANSFER CHARGE OF $15 ON CERTAIN REDEMPTIONS UNDER $5,000 FOR ACCOUNTS HELD DIRECTLY THROUGH THE FUND'S TRANSFER AGENT.

2 REPRESENTS THE MAXIMUM SALES CHARGE (LOAD) IMPOSED ON PURCHASES. THIS SALES CHARGE VARIES DEPENDING ON HOW MUCH YOU INVEST. YOU MAY PAY LESS THAN THE MAXIMUM SALES CHARGE BECAUSE OF WAIVERS AND REDUCED SALES CHARGES THAT MAY BE AVAILABLE. SEE "SALES CHARGES."

3 THE DEFERRED SALES CHARGE APPLIES FOR THE FIRST YEAR FOLLOWING PURCHASE AND WILL BE WAIVED FOR CUSTOMERS OF FINANCIAL INTERMEDIARIES THAT HAVE ENTERED INTO AN ARRANGEMENT WITH RYDEX DISTRIBUTORS INC. (THE "DISTRIBUTOR") TO FOREGO TRANSACTION-BASED COMPENSATION IN CONNECTION WITH THE INITIAL PURCHASE.

4 FOR INVESTMENTS OF $1 MILLION OR MORE, A-CLASS SHARES ARE SOLD AT NET ASSET VALUE ("NAV"), WITHOUT ANY UP-FRONT SALES CHARGE. HOWEVER, IF YOU SELL YOUR SHARES WITHIN 18 MONTHS OF PURCHASE, YOU WILL NORMALLY HAVE TO PAY A 1.00% CONTINGENT DEFERRED SALES CHARGE ("CDSC") BASED ON YOUR INITIAL PURCHASE PRICE OR CURRENT MARKET VALUE, WHICHEVER IS LOWER.

5     FOR MORE INFORMATION SEE "FREQUENT PURCHASES AND REDEMPTIONS OF FUND
      SHARES."

6 BECAUSE THE FUND IS NEW, "OTHER EXPENSES" ARE BASED ON ESTIMATED AMOUNTS FOR THE CURRENT FISCAL YEAR.

                               [GRAPHIC OMITTED]

                                                                   PROSPECTUS 13

EXAMPLE

The Example that follows is intended to help you compare the cost of investing in A-Class Shares or C-Class Shares of the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, the Example reflects your costs based on these assumptions.

MANAGED FUTURES STRATEGY                               1 YEAR   3 YEARS
-----------------------------------------------------------------------

A-CLASS SHARES                                          $635      $971

C-CLASS SHARES
   IF YOU SELL YOUR SHARES AT THE END OF THE PERIOD:    $343      $748
   IF YOU DO NOT SELL YOUR SHARES AT THE END OF
      THE PERIOD:                                       $243      $748

                               [GRAPHIC OMITTED]

14

MORE INFORMATION ABOUT THE FUND:
--------------------------------------------------------------------------------
BENCHMARK AND INVESTMENTS

The Fund seeks to provide investment results that match the performance of a specific benchmark on a daily basis. The current benchmark used by the Fund is set forth below:

FUND                                         BENCHMARK
--------------------------------------------------------------------------------
MANAGED FUTURES                              S&P DIVERSIFIED TRENDS
STRATEGY FUND                                INDICATOR(R)

A BRIEF GUIDE TO THE BENCHMARK

THE S&P DIVERSIFIED TRENDS INDICATOR(R) ("S&P DTI"). The S&P DTI is constructed using a rules-based strategy that targets particular risk and return characteristics of an asset class or segment of the market. The S&P DTI does not intend to passively represent the commodities market. Instead, the S&P DTI follows a quantitative methodology to track the prices of a diversified portfolio of 24 futures contracts ("components"). The components are grouped into sectors that are designed to reflect and track (price) trends while maintaining low volatility. The exposure of the components is divided equally (50%/50%) between tangible commodities and financials in order to increase the internal non-correlation among the components and to add liquidity to the investment. Commodity sector weights are based on generally known world production levels. Weightings of the financial sectors are based on, but not directly proportional to, gross domestic product (GDP). Components of each sector are chosen based on fundamental characteristics and liquidity. The methodology of the S&P DTI is designed with a focus on capturing both up and down price trends. Systematic rules are employed to establish a "long" or "short" component position. Sectors are rebalanced monthly; components are rebalanced annually.

ADVISOR'S INVESTMENT METHODOLOGY

The Advisor develops and implements structured investment strategies designed to achieve the Fund's objective. The Advisor uses quantitative methods to construct a portfolio that correlates highly with the Fund's underlying benchmark. Statistical techniques are then used to determine the optimal mix of assets for the Fund. The Advisor places particular emphasis on controlling risk relative to the Fund's underlying benchmark in order to maintain consistency and predictability.

OTHER INVESTMENT PRACTICES AND STRATEGIES

Please see the Statement of Additional Information (the "SAI") for a more complete list of portfolio investment strategies, permitted investments and related risks.

PORTFOLIO HOLDINGS

A description of the Fund's policies and procedures with respect to the disclosure of Fund portfolio securities is available in the SAI.

                               [GRAPHIC OMITTED]

                                                                   PROSPECTUS 15

INVESTING WITH RYDEX:
--------------------------------------------------------------------------------
SHAREHOLDER INFORMATION

A-Class Shares and C-Class Shares are offered primarily through authorized securities brokers and other financial intermediaries.

OPENING YOUR ACCOUNT

You will need to open a Rydex shareholder account to make share transactions - buy, sell or exchange shares of the Fund. You can request an account application by calling Rydex Client Services at 800.820.0888 or 301.296.5406 or simply download an application from the Rydex web site - www.rydexinvest-ments.com. For more information on opening an account, call Rydex Client Services at
800.820.0888 or 301.296.5406 or visit www.rydexinvestments.com.

The type of application you will need depends on the type of account you want to open. For example, if you are opening a retirement account, such as an IRA, you will need to complete a different application than you would if you were opening a taxable account. When you call Rydex to request an account application, be sure to let the Client Services representative know what type of account you want to open to ensure that you receive the correct application.

If you open your account through a broker or other financial intermediary, your financial intermediary will ordinarily assist you in completing the necessary application to open your account with Rydex.

--------------------------------------------------------------------------------
MINIMUM AMOUNTS FOR ESTABLISHING ACCOUNTS

The minimum initial investment amounts and minimum account balance requirements for A-Class Shares or C-Class Shares are:

o     $1,000 for retirement accounts

o     $2,500 for all other accounts

Accounts opened through a financial intermediary will be subject to your financial intermediary's minimum initial investment amount and minimum account balance requirements, which may be different than the amounts above.

There are no minimum amounts for subsequent investments in the Fund except for subsequent investments made via Automated Clearing House ("ACH"). For more information about subsequent investments via ACH please see "Purchase Procedures" below.

Rydex reserves the right to modify its minimum account balance requirements at any time, with or without prior notice to you.

Purchases of C-Class Shares of the Fund requested in an amount of $1,000,000 or more will be automatically made in A-Class Shares of the Fund.
--------------------------------------------------------------------------------

                               [GRAPHIC OMITTED]

16

TIPS TO SUCCESSFULLY COMPLETE YOUR ACCOUNT APPLICATION

o You must provide each account holder's social security number or tax ID number and date of birth on the application to avoid a delay in processing.

o Attach a copy of the trust document when establishing a trust account.

o When establishing an account for your corporation, partnership or self directed retirement plan, please indicate the correct account type to ensure proper tax reporting, and provide a copy of one of the following documents: registered articles of incorporation, government-issued business license, partnership papers, plan documents or other official documentation that verifies the entity and lists the authorized individuals. Failure to provide this documentation may result in a delay in processing your application.

o You must provide a street address (Rydex does not accept P.O. Box only addresses). If any joint owner has a different address than the account registration, please indicate what it is on the application.

o BE SURE TO SIGN THE APPLICATION.

o If you open an account directly with Rydex you will receive a confirmation statement by mail confirming your initial purchase. Review this confirmation carefully to ensure that all of the information is correct. Notify us promptly of any errors.

TRANSACTION INFORMATION
--------------------------------------------------------------------------------

This section provides important information about the procedures that you must follow when you buy, sell or exchange shares of the Fund. You may submit transaction orders to buy, sell or exchange Fund shares on any day that the NYSE is open for business (a "Business Day"). On any day that the Federal Reserve Bank of New York or the NYSE closes early, the principal government securities and corporate bond markets close early (such as on days in advance of holidays generally observed by participants in these markets), or as permitted by the U.S Securities and Exchange Commission (the "SEC"), the Fund reserves the right to advance the time that NAV is calculated and, correspondingly, the time by which purchase and redemption orders must be received.

TRANSACTION CUT-OFF TIMES

All shareholder transaction orders are processed at the NAV next determined after your transaction order is received with all of the necessary information, sometimes referred to as "good order," by the Fund's transfer agent, distributor, or authorized dealer, subject to any applicable front end sales charge. The following transaction cut-off times have been established in order to allow the

                               [GRAPHIC OMITTED]

                                                                   PROSPECTUS 17

transfer agent appropriate time to report the current day's trading activity to the Fund's Advisor. Any application that is sent to the transfer agent does not constitute a purchase order until the transfer agent processes the application and receives correct payment by check, wire transfer or ACH.

--------------------------------------------------------------------------------
METHOD                                                  CUT-OFF TIME
--------------------------------------------------------------------------------
By Mail                                                 Market Close
--------------------------------------------------------------------------------
By Phone                                                Market Close
--------------------------------------------------------------------------------
By Internet                                             Market Close
--------------------------------------------------------------------------------
By Financial Intermediary                               Market Close*
--------------------------------------------------------------------------------

* EACH FINANCIAL INTERMEDIARY MAY HAVE ITS OWN RULES ABOUT SHARE TRANSACTIONS, AND MAY HAVE DIFFERENT CUT-OFF TIMES FOR PROCESSING YOUR TRANSACTION ORDER.

EARLY TRANSACTION CUT-OFF TIMES

On any day that the Fund calculates NAV earlier than normal, as described below, Rydex reserves the right to advance the time on that day by which shareholder transaction orders must be received by the transfer agent.

--------------------------------------------------------------------------------
CALCULATING NAV

The price at which you buy, sell and exchange shares is the net asset value per share, which is also known as NAV, plus any applicable redemption fee or sales charges.

The Fund calculates its NAV by:

o     Taking the current market value of its total assets

o     Subtracting any liabilities

o     Dividing that amount by the total number of shares owned by shareholders

The Fund calculates NAV once each Business Day as of the regularly scheduled close of normal trading on the NYSE (normally, 4:00 p.m., Eastern Time). If the primary exchange or market where the Fund's securities or other investments trade closes early - such as on days in advance of holidays generally observed by participants in these markets - the Fund may calculate NAV as of the earlier closing time in accordance with the policies set forth in the Fund's SAI. For more information on these early closings, please call 800.820.0888 or visit the Rydex web site - www.rydexinvestments.com.

In calculating NAV, the Fund generally values its investment portfolio based on the market price of the securities as of the time the Fund determines NAV. If market prices are unavailable or the Fund thinks that they are unreliable, the Fund prices those securities at fair value as determined in good faith using methods approved by the Board of Trustees. For example, market prices may be unavailable if trading in a particular portfolio security was
--------------------------------------------------------------------------------

                               [GRAPHIC OMITTED]

18

--------------------------------------------------------------------------------
halted during the day and did not resume prior to the Fund's NAV calculation. The Fund may view market prices as unreliable when the value of a security has been materially affected by events occurring after the market closes, but prior to the time as of which the Fund calculates NAV.

The use of fair valuation in pricing a security involves the consideration of a number of subjective factors and therefore, is susceptible to the unavoidable risk that the valuation may be higher or lower than the price at which the security might actually trade if a reliable market price were readily available.

More information about the valuation of the Fund's holdings can be found in the SAI.
--------------------------------------------------------------------------------

TRANSACTIONS THROUGH YOUR FINANCIAL INTERMEDIARY

If you opened your account through a financial intermediary, you will ordinarily submit your transaction orders through that financial intermediary. Your financial intermediary is responsible for ensuring that your transaction order is in good order, and promptly transmitting your order to the Fund. Transaction orders received in good order by your financial intermediary will be processed at the Fund's next determined NAV. Financial intermediaries may charge fees for the services they provide to you in connection with processing your transaction order or maintaining your account with them. Each financial intermediary may also have its own rules about minimum initial investment amounts, minimum account balances, share transactions, limits on the number of share transactions you are permitted to make in a given time period, and may have different cut-off times for processing your transaction order. For more information about your financial intermediary's rules and procedures, you should contact your financial intermediary directly.

SALES CHARGES
--------------------------------------------------------------------------------

A-CLASS SHARES

A-Class Shares are sold at NAV, plus the applicable front-end sales charge. The sales charge is used to pay your financial intermediary a sales commission up to a total of 4.75% of the purchase price of your investment in connection with your initial purchase. However, in some cases, described below, your purchase may not be subject to an initial sales charge, and the offering price will be the NAV. In other cases, you may be eligible for a reduced sales charge. The sales charge varies depending on the amount of your purchase. The current sales charge rates are as follows:

                               [GRAPHIC OMITTED]

                                                                   PROSPECTUS 19

-------------------------------------------------------------------------------
                                                      SALES           SALES
                                                   CHARGE AS %   CHARGE AS % OF
                                                   OF OFFERING     NET AMOUNT
AMOUNT OF INVESTMENT                                 PRICE          INVESTED
-------------------------------------------------------------------------------
Less than $100,000                                    4.75%          4.99%
-------------------------------------------------------------------------------
$100,000 but less than $250,000                       3.75%          3.90%
-------------------------------------------------------------------------------
$250,000 but less than $500,000                       2.75%          2.83%
-------------------------------------------------------------------------------
$500,000 but less than $1,000,000                     1.60%          1.63%
-------------------------------------------------------------------------------
$1,000,000 or greater                                   *              *
-------------------------------------------------------------------------------

* FOR INVESTMENTS OF $1 MILLION OR MORE, A-CLASS SHARES ARE SOLD AT NAV, WITHOUT ANY UP-FRONT SALES CHARGE. HOWEVER, IF YOU SELL YOUR SHARES WITHIN 18 MONTHS OF PURCHASE, YOU WILL NORMALLY HAVE TO PAY A 1% CDSC BASED ON YOUR INITIAL PURCHASE PRICE OR CURRENT MARKET VALUE, WHICHEVER IS LOWER. THE CDSC IS USED TO REIMBURSE THE DISTRIBUTOR FOR PAYING YOUR FINANCIAL INTERMEDIARY A SALES COMMISSION UP TO A TOTAL OF 1.00% OF THE PURCHASE PRICE OF YOUR INVESTMENT IN CONNECTION WITH YOUR INITIAL PURCHASE. FOR MORE INFORMATION ABOUT WHETHER YOUR FINANCIAL INTERMEDIARY HAS ENTERED INTO SUCH AN ARRANGEMENT, CONTACT YOUR INTERMEDIARY DIRECTLY.

HOW TO REDUCE YOUR SALES CHARGE

You may be eligible to purchase A-Class Shares for reduced sales charges. To qualify for these reductions, you or your financial intermediary must provide sufficient information, IN WRITING AND AT THE TIME OF PURCHASE, to verify that your purchase qualifies for such treatment. For additional information, including information on aggregating purchases among related accounts to receive reduced sales charges, see the SAI. Consistent with the policies described in this Prospectus, you and your "immediate family" (your spouse and your children under the age of 21) may combine your Fund holdings to reduce your sales charge. New purchases of A-Class Shares of the Rydex U.S. Government Money Market Fund, which is offered in a separate prospectus, and existing holdings of A-Class Shares of the Rydex U.S. Government Money Market Fund that have not previously been subject to a sales charge will not be counted for purposes of reducing your sales charge on purchases of A-Class Shares of the Fund, as discussed below.

      o RIGHTS OF ACCUMULATION. To qualify for the lower sales charge rates that apply to larger purchases of A-Class Shares, you may combine your new purchases of A-Class Shares with the shares of any other A-Class Shares or C-Class Shares of Rydex Funds (offered in a separate prospectus) that you already own. The applicable initial sales charge for the new purchase is based on the total of your current purchase and the current value of all other A-Class and C-Class Shares that you own. Additionally, you may combine simultaneous purchases of A-Class Shares of the Fund with A-Class Shares of any other Rydex Fund to reduce the sales charge rate

                               [GRAPHIC OMITTED]

20

            that applies to the purchase of A-Class Shares of any Rydex Fund. The reduced sales charge will apply only to current purchases and must be requested in writing when you buy your shares. As discussed above, A-Class Shares of the Rydex U.S. Government Money Market Fund that have not been subject to a sales charge will not be counted for purposes of reducing your sales charge.

      o LETTERS OF INTENT. Under a Letter of Intent ("LOI"), you commit to purchase a specified dollar amount of A-Class Shares of Rydex Funds during a 13-month period. At your written request, A-Class Share purchases made during the previous 90 days may be included. The amount you agree to purchase determines the initial sales charge you pay. If the full-face amount of the LOI is not invested by the end of the 13-month period, your account will be adjusted to the higher initial sales charge level for the amount actually invested. You are not legally bound by the terms of your LOI to purchase the amount of your shares stated in the LOI. The LOI does, however, authorize the Fund to hold in escrow 4% of the total amount you intend to purchase. If you do not complete the total intended purchase at the end of the 13-month period, the Fund's transfer agent will redeem the necessary portion of the escrowed shares to make up the difference between the reduced rate sales charge (based on the amount you intended to purchase) and the sales charge that would normally apply (based on the actual amount you purchased). As discussed above, A-Class Shares of the Rydex U.S. Government Money Market Fund that have not been subject to a sales charge will not be counted for purposes of reducing your sales charge.

SALES CHARGE WAIVERS

The sales charge on purchases of A-Class Shares is waived for certain types of investors, including:

      o REPURCHASE OF A-CLASS SHARES. If you have redeemed A-Class Shares of any Rydex Fund within the past 365 days, you may repurchase an equivalent amount of A-Class Shares of any Rydex Fund at NAV, without the normal front-end sales charge. In effect, this allows you to reacquire shares that you may have had to redeem, without re-paying the front-end sales charge. You may exercise this privilege only once and must notify the Fund that you intend to do so in writing. The Fund must receive your purchase order within 365 days of your redemption. Note that if you reacquire shares through separate installments (E.G., through monthly or quarterly repurchases), the sales charge waiver will only apply to those portions of your repurchase order received within 365 days of your redemption.

                               [GRAPHIC OMITTED]

                                                                   PROSPECTUS 21

      o Directors and officers of any fund sponsored by the Advisor or any of its subsidiaries and their immediate families (E.G., spouse, children, mother or father).

      o Employees of the Advisor and their immediate families, or any full-time employee or registered representative of the Distributor or of broker-dealers having dealer agreements with the Distributor (a "Selling Broker") and their immediate families (or any trust, pension, profit sharing or other benefit plan for the benefit of such persons).

      o Any full-time employee of a bank, savings and loan, credit union or other financial institution that utilizes a Selling Broker to clear purchases of the Fund's shares and their immediate families.

      o Participants in certain "wrap-fee" or asset allocation programs or other fee based arrangements sponsored by broker-dealers and other financial institutions that have entered into agreements with the Distributor.

      o Any accounts established on behalf of registered investment advisers or their clients by broker-dealers that charge a transaction fee and that have entered into agreements with the Distributor.

      o Employer-sponsored retirement plans including, but not limited to, those that qualify under Sections 403(b), 401(a), 401(k) or 457 of the Internal Revenue Code of 1986, as amended, where at the time of purchase the Distributor has been notified in writing that such plan has at least $100 million in assets or 100 participating employees. Employer-sponsored retirement plans do not include IRAs, Roth IRAs, SEP or SARSEP plans, profit-sharing plans, single participant plans or plans covering self-employed individuals and their employees; such account types, however, may apply for sales charge reductions. Please see the SAI for more information.

The Fund does not waive sales charges for the reinvestment of proceeds from the sale of shares of a non-Rydex Fund where those shares were subject to a front-end sales charge (sometimes called an NAV Transfer).

SALES CHARGE EXCEPTIONS

You will not pay initial sales charges on the following:

      o Purchases of A-Class Shares of the Rydex U.S. Government Money Market Fund, which are offered in a separate prospectus.

      o     A-Class Shares purchased by reinvesting dividends and distributions.

      o When exchanging A-Class Shares of the Fund for A-Class Shares of another Rydex Fund, unless you are exchanging A-Class Shares of the Rydex U.S. Government Money Market Fund that have not previously been subject to a sales charge.

                               [GRAPHIC OMITTED]

22

C-CLASS SHARES

C-Class Shares are sold at NAV, without any up-front sales charge, so that the full amount of your purchase is invested in the Fund. However, if you sell your shares within 12 months of purchase, you will normally have to pay a 1% CDSC based on your initial purchase price or current market value, whichever is lower. The CDSC is used to reimburse the Distributor for paying your financial intermediary a sales commission up to a total of 1.00% of the purchase price of your investment in connection with your initial purchase. If your intermediary has entered into arrangements with the Distributor to forego receipt of that initial 1.00% sales commission, the Fund will waive any otherwise applicable CDSC when you redeem your C-Class Shares. For more information about whether your broker-dealer has entered into such an arrangement, contact your intermediary directly.

WAIVER OF CDSC

The CDSC will be waived for the redemption of C-Class Shares:

      o purchased through a financial intermediary that has entered into arrangements with the Distributor to forego receipt of an initial sales commission;

      o     purchased by reinvesting dividends;

      o     following the death or disability of a shareholder;

      o on the first 10% of shares that are sold within 12 months of purchase; or

      o resulting from the Fund exercising its right to redeem accounts that maintain a balance below the current applicable minimum investment.

The policy of waiving the CDSC for certain redemptions may be modified or discontinued, with respect to new shareholders, at any time.

BUYING FUND SHARES
--------------------------------------------------------------------------------

The Fund offers its shares continuously and investors may submit purchase orders to buy shares on any Business Day. However, Rydex reserves the right to reject or refuse, in whole or in part, any purchase order for Fund shares. Purchase orders, like any other share transaction, are subject to the Fund's transaction cut-off times and will be processed at the NAV next determined after your purchase order is received in good order. The Fund charges a 1.00% redemption fee on redemptions of shares made within ninety (90) days of the date of purchase. See "Frequent Purchases and Redemptions of Fund Shares" below for more information.

                                [GRAPHIC OMITTED]

                                                                   PROSPECTUS 23

PURCHASE PROCEDURES

The Fund offers you the option to submit purchase orders through your financial intermediary or send purchase orders by mail, fax or internet and send purchase proceeds by check, wire transfer or ACH. The Fund does not accept cash or cash equivalents (such as travelers' checks, money orders or bearer bonds), government checks, third-party checks, starter checks or checks drawn on a line of credit (including credit card convenience checks). Cashiers checks, bank checks, official checks and treasurers' checks less than or equal to $10,000 are also not accepted. Rydex reserves the right to refuse other payment instruments if, in the sole discretion of Fund management, it is deemed to be in the best interests of the Fund. You may buy shares and send your purchase proceeds by any of the following methods:

--------------------------------------------------------------------------------
                          INITIAL PURCHASE              SUBSEQUENT PURCHASES
                   -------------------------------------------------------------
                   Complete the account            Complete the Rydex investment
                   application that corresponds    slip included with your
                   to the type of account you      quarterly statement or send
                   are opening.                    written purchase instructions
                                                   that include:

                   o  MAKE SURE TO DESIGNATE THE   o  YOUR NAME
                      RYDEX FUND(S) YOU WANT TO
                      PURCHASE.                    o  YOUR SHAREHOLDER ACCOUNT
                                                      NUMBER
BY MAIL            o  MAKE SURE YOUR INVESTMENT
                      MEETS THE ACCOUNT MINIMUM.   o  THE RYDEX FUND(S) YOU WANT
IRA AND OTHER                                         TO PURCHASE.
RETIREMENT         -------------------------------------------------------------
ACCOUNTS REQUIRE           Make your check payable to RYDEX INVESTMENTS.
ADDITIONAL         -------------------------------------------------------------
PAPERWORK.              Your check must be drawn on a U.S. bank and payable
                                          in U.S. Dollars.
                   -------------------------------------------------------------
                     Include the name of the Rydex Fund(s) you want to purchase on your check.
CALL RYDEX
CLIENT SERVICES         IF YOU DO NOT SPECIFY THE RYDEX FUND(S) YOU WANT TO
TO REQUEST A             PURCHASE, YOUR INVESTMENT WILL BE CREDITED TO THE
RETIREMENT                    RYDEX U.S. GOVERNMENT MONEY MARKET FUND,
ACCOUNT INVESTOR             WHICH IS OFFERED IN A SEPARATE PROSPECTUS.
APPLICATION KIT.   -------------------------------------------------------------
                     Mail your application and       Mail your written purchase
                             check to:               instructions and check to:
                   -------------------------------------------------------------
                   MAILING ADDRESS:
                   Rydex Investments
                   Attn: Ops. Dept.
                   9601 Blackwell Road, Suite 500
                   Rockville, MD 20850
--------------------------------------------------------------------------------

                                [GRAPHIC OMITTED]

24

--------------------------------------------------------------------------------
                          INITIAL PURCHASE              SUBSEQUENT PURCHASES
                   -------------------------------------------------------------
                   Submit new account paperwork,   Be sure to designate in your
                   and then call Rydex to obtain   wire instructions the Rydex
                   your account number.            Fund(s) you want to purchase.

                   o  MAKE SURE TO DESIGNATE THE
                      RYDEX FUND(S) YOU WANT TO
                      PURCHASE.

                   o  MAKE SURE YOUR INVESTMENT
BY WIRE               MEETS THE ACCOUNT MINIMUM.
                   -------------------------------------------------------------
RYDEX CLIENT       To obtain "same-day credit" (to get that Business Day's NAV)
SERVICES PHONE     for your purchase order, YOU MUST CALL RYDEX CLIENT SERVICES
NUMBER:            AND PROVIDE THE FOLLOWING INFORMATION PRIOR TO THE
800.820.0888       TRANSACTION CUT-OFF TIME FOR THE RYDEX FUND(S) YOU ARE
OR                 PURCHASING:
301.296.5406
                   o  Account Number

                   o  Fund Name

                   o  Amount of Wire

                   o  Fed Wire Reference Number (upon request)

                   You will receive a confirmation number to verify that your purchase order has been accepted.

                     IF YOU DO NOT NOTIFY RYDEX CLIENT SERVICES OF THE INCOMING
                     WIRE, YOUR PURCHASE ORDER WILL NOT BE PROCESSED UNTIL THE
                          BUSINESS DAY FOLLOWING THE RECEIPT OF THE WIRE.
                   -------------------------------------------------------------
                   WIRE INSTRUCTIONS:
                   U.S. Bank
                   Cincinnati, OH
                   Routing Number: 0420-00013
                   For Account of: Rydex Investments
                   Account Number: 48038-9030
                   [Your Name]
                   [Your shareholder account number]

                       IF YOU DO NOT SPECIFY WHICH RYDEX FUND(S) YOU WANT TO
                         PURCHASE, YOUR INVESTMENT WILL BE CREDITED TO THE
                              RYDEX U.S. GOVERNMENT MONEY MARKET FUND,
                             WHICH IS OFFERED IN A SEPARATE PROSPECTUS.
--------------------------------------------------------------------------------

                                [GRAPHIC OMITTED]

                                                                   PROSPECTUS 25

--------------------------------------------------------------------------------
                          INITIAL PURCHASE              SUBSEQUENT PURCHASES
                   -------------------------------------------------------------
                   Submit new account paper-       SUBSEQUENT PURCHASES MADE
                   work, and then call Rydex to    VIA ACH MUST BE A MINIMUM
                   obtain your account number.     OF $50. To make a subsequent
                   Be sure to complete the         purchase send written
                   "Electronic Investing via       purchase instructions that
BY ACH             ("ACH")" section. Then, fax     include:
(FAX)              it to Rydex (ONLY Individual,
                   Joint and UGMA/UTMA accounts    o  YOUR NAME
RYDEX FAX          may be opened by fax).
NUMBER:                                            o  YOUR SHAREHOLDER ACCOUNT
301.296.5103       o  MAKE SURE TO INCLUDE A          NUMBER
                      LETTER OF INSTRUCTION
                      REQUESTING THAT WE PROCESS   o  THE RYDEX FUND(S) YOU WANT
                      YOUR PURCHASE BY ACH.           TO PURCHASE

                   o  MAKE SURE TO DESIGNATE THE   o  ACH BANK INFORMATION (IF
                      RYDEX FUND(S) YOU WANT TO       NOT ON RECORD).
                      PURCHASE.

                   o  MAKE SURE YOUR INVESTMENT
                      MEETS THE ACCOUNT MINIMUM.
--------------------------------------------------------------------------------
BY ACH                     Follow the directions on the Rydex web site -
(INTERNET)                            www.rydexinvestments.com
--------------------------------------------------------------------------------

CANCELLED PURCHASE ORDERS

Rydex will ordinarily cancel your purchase order under the following circumstances:

      o     if your bank does not honor your check for any reason

      o     if the transfer agent (Rydex) does not receive your wire transfer

      o     if the transfer agent (Rydex) does not receive your ACH transfer

      o     if your bank does not honor your ACH transfer

IF YOUR PURCHASE ORDER IS CANCELLED FOR ANY OF THESE REASONS, YOU WILL NOT BE ENTITLED TO BENEFIT FROM ANY INCREASE IN NAV THAT THE FUND MAY HAVE EXPERIENCED FROM THE TIME OF YOUR ORDER TO THE TIME OF ITS CANCELLATION. IN ADDITION, IF THE FUND'S NAV DECREASES IN VALUE FROM THE TIME OF YOUR ORDER TO THE TIME OF ITS CANCELLATION, THE FUND WILL HOLD YOU LIABLE FOR ANY LOSSES THAT IT INCURS AS A RESULT OF YOUR CANCELLED ORDER.

                                [GRAPHIC OMITTED]

26

SELLING FUND SHARES
--------------------------------------------------------------------------------

The Fund redeems its shares continuously and investors may sell their shares back to the Fund on any Business Day. You may redeem all or any portion of your Fund shares at the Fund's next determined NAV calculated after your redemption order is received in good order by the transfer agent. Redemption orders, like any other share transaction, are subject to the Fund's transaction cut-off times and will be processed at the NAV next determined after your redemption order is received in good order by the transfer agent. The Fund charges a 1.00% redemption fee on redemptions of shares made within ninety (90) days of the date of purchase. See "Frequent Purchases and Redemptions of Fund Shares" below for more information.

The Fund may suspend your right to redeem your shares during times when trading on the NYSE is suspended or restricted, or otherwise as permitted by the SEC. The Fund reserves the right to pay part of your redemption proceeds in liquid securities with a market value equal to the redemption price.

REDEMPTION PROCEDURES

You will ordinarily submit your transaction order through your financial intermediary or other securities dealers through which you opened your shareholder account or through Rydex directly. The Fund also offers you the option to send redemption orders to Rydex by:

--------------------------------------------------------------------------------
              Rydex Investments
    MAIL      Attn: Ops. Dept.
              9601 Blackwell Road, Suite 500
              Rockville, MD 20850
--------------------------------------------------------------------------------
              301.296.5103

     FAX      If you send your redemption order by fax, you must call Rydex
              Client Services at 800.820.0888 or 301.296.5406 to verify that your fax was received and when it will be processed.
--------------------------------------------------------------------------------
  TELEPHONE   800.820.0888 or 301.296.5406 (not available for retirement accounts)
--------------------------------------------------------------------------------

Whether you transmit your redemption order by mail, fax or telephone, you must include the following information in your redemption order:

      o     your name

      o     your shareholder account number

      o     Fund name(s)

      o     dollar amount or number of shares you would like to sell

      o whether you want your sale proceeds sent to you by check, wire or ACH (a new alternate payee or new wire instructions may require a signature guarantee)

      o signature of account owner(s) (not required for telephone redemptions)

                                [GRAPHIC OMITTED]

                                                                   PROSPECTUS 27

You may only place a redemption order if you are the registered owner of the account or the registered owner has given Rydex written authorization to allow you to make redemptions from the account. You will receive a confirmation number for your redemption. Please retain it for your records.

DISTRIBUTIONS FROM QUALIFIED RETIREMENT ACCOUNTS

Distributions from your tax-qualified plan or individual retirement account
(IRA) may have adverse tax consequences to you. You should consult your tax adviser before redeeming shares and making distributions from your tax-qualified plan or IRA account. All requests for distributions of redemption proceeds from tax-qualified plan and IRA accounts must be in writing. All distributions from tax-qualified plans and IRAs are subject to tax withholding rules.

RECEIVING YOUR REDEMPTION PROCEEDS

Your redemption proceeds normally will be sent within seven days of the transfer agent receiving your request. For redemption orders that settle on federal bank holidays, your redemption proceeds will be sent on the next Business Day following the holiday. FOR INVESTMENTS MADE BY CHECK OR ACH (NOT WIRE PURCHASES), PAYMENT OF REDEMPTION PROCEEDS MAY BE DELAYED UNTIL THE TRANSFER AGENT IS REASONABLY SATISFIED THAT YOUR PURCHASE HAS CLEARED. IT MAY TAKE UP TO 15 DAYS FOR YOUR PURCHASE TO CLEAR.

All redemptions will be mailed to your address of record, sent electronically via ACH, or wired to your bank account of record. You may request overnight mail service for an additional fee. If you request payment of redemption proceeds to a third party or to a location other than your address of record or bank account of record, your redemption request must be IN WRITING AND MUST INCLUDE A SIGNATURE GUARANTEE AND MAY NOT BE FAXED.

--------------------------------------------------------------------------------
SIGNATURE GUARANTEES

Signature guarantees help protect you and your account against fraud. You can obtain a signature guarantee at most banks and financial intermediaries. A notary public cannot provide a signature guarantee. You may not use fax to transmit a signature guarantee to the Fund.
--------------------------------------------------------------------------------

LOW BALANCE ACCOUNTS

To offset the administrative expense of servicing small accounts, the Fund may impose, without additional notice, an administrative fee of $15 per year during periods where your account balance falls below the account minimum requirements for any reason. The Fund may redeem your shares if the value of your account falls below the required minimum investment amount. However, the Fund will provide you with at least 30 days' written notice to allow you sufficient time to add to your account and avoid the redemption of your shares.

                                [GRAPHIC OMITTED]

28

EXCHANGING FUND SHARES
--------------------------------------------------------------------------------

An exchange is when you sell shares of one Rydex Fund and use the proceeds from that sale to purchase shares of another Rydex Fund. Investors may make exchanges on any Business Day of A-Class Shares or C-Class Shares of any Rydex Fund for A-Class Shares or C-Class Shares of any other Rydex Fund on the basis of the respective NAVs of the shares involved. An exchange of A-Class Shares of the Rydex U.S. Government Money Market Fund, which is offered in a separate prospectus, that have not previously been subject to a sales charge will be treated as an initial purchase of the other Fund and applicable sales charges will apply. Exchange requests, like any other share transaction, will be processed at the NAV next determined after your exchange order is received in good order. Exchanges involving other Rydex Funds not included in this Prospectus may be subject to different transaction cut-off times. All exchange requests must be received by the Rydex Funds' transfer agent prior to the cutoff time of the Rydex Fund you are exchanging out of or the Rydex Fund you are exchanging into, whichever is earlier, to be processed at that Business Day's NAV. See "Exchanges with Other Rydex Funds" below for additional information. The exchange privilege may be modified or discontinued at any time.

EXCHANGE PROCEDURES

You will ordinarily submit your transaction order through your financial intermediary or other securities dealers through which you opened your shareholder account or through Rydex directly. The Fund also offers you the option to send exchange requests to Rydex by:

--------------------------------------------------------------------------------
              Rydex Investments
    MAIL      Attn: Ops. Dept.
              9601 Blackwell Road, Suite 500
              Rockville, MD 20850
--------------------------------------------------------------------------------
              301.296.5101

     FAX      If you send your exchange request by fax, you must call Rydex
              Client Services at 800.820.0888 to verify that your fax was received and when it will be processed.
--------------------------------------------------------------------------------
  TELEPHONE   800.820.0888 OR 301.296.5406
--------------------------------------------------------------------------------
  INTERNET    Follow the directions on the Rydex web site -
              www.rydexinvestments.com
--------------------------------------------------------------------------------

Whether you transmit your exchange request by mail, fax, telephone or internet, you must include the following information in your exchange request:

      o     your name

      o     your shareholder account number

                                [GRAPHIC OMITTED]

                                                                   PROSPECTUS 29

      o Fund name(s) you are exchanging out of (selling) and Fund name(s) you are exchanging into (buying)

      o dollar amount, number of shares or percentage of Fund position involved in the exchange

      o signature of account owner(s) (not required for telephone or internet exchanges)

You may only place exchange orders if you are the registered owner of the account or the registered owner has given Rydex written authorization to allow you to trade the account. You will receive a confirmation number for your exchange. Please retain it for your records.

MINIMUM EXCHANGE AMOUNTS

The minimum amount for an exchange is either $1,000 or 100% of the Fund position from which the exchange is coming, whichever is less. If you are exchanging the minimum amount, you may not split the proceeds between multiple Rydex Funds. If you place exchange transactions in shares or in percentages, the minimum exchange amount still applies. This minimum may be waived for accounts that are part of an asset allocation strategy.

EXCHANGES WITH OTHER RYDEX FUNDS

On any Business Day, investors may make exchanges of A-Class Shares or C-Class Shares of the Fund for A-Class Shares or C-Class Shares of any Rydex Fund not offered in this Prospectus. WHILE MOST RYDEX FUNDS OFFER UNLIMITED EXCHANGE PRIVILEGES WITH NO MINIMUM HOLDING PERIODS OR TRANSACTION FEES, CERTAIN RYDEX FUNDS, INCLUDING THE MANAGED FUTURES STRATEGY FUND, DO NOT ALLOW UNLIMITED TRADING. SEE "FREQUENT PURCHASES AND REDEMPTIONS OF FUND SHARES" FOR MORE INFORMATION. IF YOU ARE CONTEMPLATING AN EXCHANGE FOR SHARES OF ANY RYDEX FUND NOT OFFERED IN THIS PROSPECTUS, YOU SHOULD OBTAIN AND REVIEW THAT RYDEX FUND'S CURRENT PROSPECTUS BEFORE MAKING THE EXCHANGE. You can obtain a prospectus for any Rydex Fund not offered in this Prospectus by calling 800.820.0888 or
301.296.5406 or visiting the Rydex web site at www.rydexinvestments.com.

RYDEX ACCOUNT POLICIES
--------------------------------------------------------------------------------

SHAREHOLDER IDENTIFICATION AND VERIFICATION

Federal regulations may require the Fund to obtain your name, your date of birth (for a natural person), your residential street address or principal place of business and your Social Security Number, Employer Identification Number or other government issued identification when you open an account. Additional information may be required in certain circumstances or to open accounts for

                                [GRAPHIC OMITTED]

30

corporations or other entities. The Fund may use this information to attempt to verify your identity. The Fund may not be able to establish an account if the necessary information is not received. The Fund may also place limits on account transactions while it is in the process of attempting to verify your identity. Additionally, if the Fund is unable to verify your identity after your account is established, the Fund may be required to redeem your shares and close your account.

Rydex provides accounts for U.S. citizens and resident aliens. We will not open a new account for any non-resident aliens (natural person or entity). If you are unsure of your status please consult your tax adviser. Non-resident aliens may hold Rydex Funds through a financial intermediary, subject to that financial intermediary's requirements.

Customer identification and verification is part of the Fund's overall obligation to deter money laundering under applicable law. The Fund has adopted an anti-money laundering compliance program designed to prevent the Fund from being used for money laundering or the financing of terrorist activities. In this regard, the Fund reserves the right to (i) refuse, cancel or rescind any purchase or exchange order, (ii) freeze any account and/or suspend account services or (iii) involuntarily close your account in cases of threatening conduct or suspected fraudulent or illegal activity. These actions will be taken when, in the sole discretion of Fund management, they are deemed to be in the best interests of the Fund or in cases when the Fund is requested or compelled to do so by governmental or law enforcement authority. If your account is closed at the request of governmental or law enforcement authority, you may not receive proceeds of the redemption if the Fund is required to withhold such proceeds.

CHANGES TO YOUR ACCOUNT

For information on what is required to make changes and/or additions to your account, and to obtain the appropriate forms, please visit the Rydex web site at www.rydexinvestments.com or call 800.820.0888 or 301.296.5406. If you own shares that are registered in your intermediary's name, and you want to transfer the registration to another intermediary or want the shares registered in your name, then you should contact your intermediary for instructions on how to make this change.

TRANSACTIONS OVER TELEPHONE OR INTERNET

Internet and telephone transactions are extremely convenient, but are not risk free. To ensure that your internet and telephone transactions are safe, secure, and as risk-free as possible, the Rydex Funds have instituted certain safeguards and procedures for determining the identity of web site users (including the use of secure passwords and 128-bit encryption technology) and telephone callers

                                [GRAPHIC OMITTED]

                                                                   PROSPECTUS 31

and authenticity of instructions. As a result, neither the Fund nor its transfer agent will be responsible for any loss, liability, cost, or expense for following internet, telephone or wire instructions they reasonably believe to be genuine. If you or your intermediaries make exchange requests by telephone or internet, you will generally bear the risk of any loss. Neither the Fund, nor its transfer agent, is responsible for internet transactions that are not received.

During periods of unusually high market activity or other times, it may be difficult to reach Rydex by telephone or access our internet site. Rydex and its affiliates will not be liable for any losses resulting from a cause over which Rydex or its affiliates do not have direct control, including but not limited to the failure of electronic or mechanical equipment or communication lines, telephone or other interconnect problems (E.G., if you are unable to access your online service provider), input errors on the internet, severe weather, facilities emergencies, earthquakes, floods and strikes or other labor problems. If you are not able to reach Rydex by your regular medium, consider sending written instructions.

STATEMENTS & CONFIRMATIONS

You will receive statements and trade confirmations of your investment transactions. You may elect to suppress trade confirmations by requesting this option in writing or via the internet. You may choose to receive your confirmations and/or statements either by mail or electronically.

eDELIVERY SERVICES

eDelivery offers shareholders the convenience of receiving most communications (such as trade confirmations, statements, prospectuses and shareholder reports, etc.) from the Fund through the web via email notification. For more information on eDelivery, please visit the Rydex web site at www.rydexinvestments.com. The Fund reserves the right to discontinue your eDelivery service if two (2) or more e-mail notices are returned as undeliverable.

RYDEX EXPRESS LINE - 1(800) 717-7776

You may access information about the Rydex Funds and your Rydex account anytime with the Rydex Express Line. This automated line gives you telephone access to Rydex Fund information including NAVs, daily factors, fund assets and distributions as well as balance and history information on your Rydex account.

SERVICE AND OTHER FEES

Rydex may charge the following administrative fees on accounts held directly through the Fund's transfer agent for services associated with the following:

                                [GRAPHIC OMITTED]

32

      o     $15 for wire transfers of redemption proceeds under $5,000

      o     $50 on purchase checks returned for insufficient funds

      o $25 to stop payment of a redemption check within 10 Business Days of the settlement date

      o $15 for standard overnight packages (fee may be higher for special delivery options)

      o     $25 for bounced draft checks or ACH transactions

      o     $15 per year for low balance accounts

      o The Fund reserves the right, upon notice, to charge you a fee to cover the costs of special requests for information that require extensive research or employee resources. Such requests could include a request for historical account transcripts or the retrieval of a significant number of documents.

Rydex reserves the right to change any of these fees or add additional service fees at any time.

RETIREMENT ACCOUNT FEES

Certain retirement plans such as IRA, SEP, Roth IRA and 403(b) accounts, are charged an annual $15 maintenance fee. Upon liquidating your retirement account, a $15 account-closing fee (and any unpaid annual maintenance fee) will be deducted from the proceeds of your redemption. You may pay the annual maintenance fee at any time during the calendar year by sending Rydex a check. If the annual maintenance fee is not paid separately prior to December, it will be deducted from your account.

ACCOUNT FEE WAIVERS

Certain fees may be waived for accounts with balances equal to or greater than $250,000 at the time the fee is charged. The fees that may be waived are the Annual maintenance fee and account-closing fee for retirement accounts and the fee for wires less than $5,000.

FREQUENT PURCHASES AND REDEMPTIONS OF FUND SHARES

Unlike most other Rydex Funds, the Fund is not suitable for purchase by active investors. The Fund is intended for long-term investment purposes only and discourages shareholders from engaging in "market timing" or other types of excessive short-term trading. This frequent trading into and out of the Fund may present risks to the Fund's long-term shareholders, all of which could adversely affect shareholder returns. The risks posed by frequent trading include interfering with the efficient implementation of the Fund's investment strategies, triggering the recognition of taxable gains and losses on the sale of Fund

                                [GRAPHIC OMITTED]

                                                                   PROSPECTUS 33

investments, requiring the Fund to maintain higher cash balances to meet redemption requests, and experiencing increased transaction costs. Consequently, the Board of Trustees has adopted policies and procedures designed to prevent frequent purchases and redemptions of shares of the Fund.

In an effort to discourage short-term trading and defray costs incurred by shareholders as a result of same, the Board of Trustees has approved a 1.00% redemption fee to be imposed uniformly on all Fund shares redeemed within ninety
(90) days of the date of purchase (including shares of the Fund that are acquired through an exchange) subject to the limitations discussed below. The fee is deducted from the sale proceeds and cannot be paid separately, and any proceeds of the fee are credited to the assets of the Fund. The fee does not apply to shares purchased with reinvested dividends or distributions. In determining how long shares of the Fund have been held, the Fund assumes that shares held by the investor the longest period of time will be sold first. The redemption fee is applicable to Fund shares purchased either directly or through a financial intermediary, such as a broker-dealer. Transactions through financial intermediaries typically are placed with the Fund on an omnibus basis and include both purchase and sale transactions placed on behalf of multiple investors. The Fund requests that financial intermediaries assess the redemption fee on customer accounts and collect and remit the proceeds to the Fund. However, the Fund recognizes that due to operational and system limitations, intermediaries' methods for tracking and calculating the fee may be inadequate or differ in some respects from the Fund's. Therefore, to the extent that financial intermediaries are unable to collect the redemption fee, the Fund may not be able to defray the expenses associated with short-term trades made by that financial intermediary's customers.

The Fund reserves the right to waive the redemption fee in its discretion where either the Fund believes such waiver is in the best interests of the Fund, including certain categories of redemptions that the Fund reasonably believes may not raise frequent trading or market timing concerns or where the financial intermediary's processing systems are unable to properly apply the redemption fee. These categories currently include (i) participants in certain group retirement plans or group annuity contracts whose processing systems are incapable of properly applying the redemption fee to underlying shareholders;
(ii) redemptions resulting from certain transfers upon the death of a shareholder; (iii) redemptions by certain pension plans as required by law or by regulatory authorities; (iv) systematic redemptions; (v) retirement loans and withdrawals; and (vi) redemptions in accounts participating in certain approved asset allocation programs.

For purposes of applying the Fund's policies, the Advisor may consider the trading history of accounts under common ownership or control. In addition,

                                [GRAPHIC OMITTED]

34

the Fund reserves the right to reject any purchase request by any investor or group of investors for any reason without prior notice, including, in particular, if the Advisor reasonably believes that the trading activity would be harmful or disruptive to the Fund. Although these policies are designed to deter frequent trading, none of these measures alone nor all of them taken together eliminate the possibility that frequent trading in the Fund will occur, particularly with respect to trades placed by shareholders that invest in the Fund through omnibus accounts maintained by brokers, retirement plan accounts and other financial intermediaries. The Fund's access to information about individual shareholder transactions made through such omnibus arrangements is often unavailable or severely limited. As a result, the Fund cannot assure that its policies will be enforced with regard to those Fund shares held through such omnibus arrangements (which may represent a majority of Fund shares), and as a result frequent trading could adversely affect the Fund and its long-term shareholders as discussed above.

RIGHTS RESERVED BY THE FUND

The Fund reserves the right to close your account in cases of suspected fraudulent or illegal activity in accordance with applicable law. This action may be taken when, in the sole discretion of Fund management, it is deemed to be in the best interests of the Fund or in cases where the Fund is requested or compelled to do so by applicable law. If your account is closed at the request of governmental or law enforcement authority or pursuant to applicable law, you may not receive proceeds of the redemption if the Fund is required to withhold such proceeds.

DISTRIBUTION AND SHAREHOLDER SERVICES
--------------------------------------------------------------------------------

A-CLASS SHARES

The Fund has adopted a Distribution Plan applicable to A-Class Shares that allows the Fund to pay distribution fees to the Distributor and other firms that provide distribution services ("Service Providers"). The Fund will pay distribution fees to the Distributor at an annual rate not to exceed 0.25% of average daily net assets, pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended. The Distributor generally will, in turn, pay the Service Provider out of its fees. Because the Fund pays these fees out of assets on an ongoing basis, over time these fees may cost you more than other types of sales charges and will increase the cost of your investment.

                                [GRAPHIC OMITTED]

                                                                   PROSPECTUS 35

C-CLASS SHARES

The Fund has adopted a Distribution and Shareholder Services Plan pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended, applicable to C-Class Shares that allows the Fund to pay annual distribution and service fees of 1.00% of the Fund's average daily net assets. The annual 0.75% distribution fee reimburses the Distributor for paying your intermediary a sales commission. The annual 0.25% service fee compensates your intermediary for providing on-going services to you. The Distributor advances the first year's distribution and service fees, and retains the distribution and service fees on accounts with no authorized intermediary of record. Because the Fund pays these fees out of assets on an ongoing basis, over time these fees may cost you more than other types of sales charges and will increase the cost of your investment.

COMPENSATION TO DEALERS

The Advisor, at its expense, may provide compensation to financial intermediaries for the sale of Fund shares. These payments may be made, at the discretion of the Advisor, to certain dealers who have sold shares of the Rydex Funds. The level of payments made to dealers will generally vary, but may be significant. These payments may provide an incentive for dealers to sell shares of the Rydex Funds and promote the retention of their customer's assets in the Fund. Any payments described above will not change the price paid by investors for the purchase of the applicable Rydex Fund's shares or the amount that any particular Rydex Fund will receive as proceeds from such sales. The Advisor determines the extent of such payments in its sole discretion in response to requests from dealer firms, based on factors it deems relevant, such as the dealer's sales, assets, share class utilized and the quality of the dealer's relationship with the Advisor. The Advisor periodically determines the advisability of continuing these payments. The Advisor may also pay expenses associated with meetings that facilitate educating financial advisers and shareholders about the Rydex Funds that are conducted by dealers.

DIVIDENDS AND DISTRIBUTIONS
--------------------------------------------------------------------------------

TIMING OF PAYMENTS

Income dividends, if any, are paid at least annually by the Fund. If you own Fund shares on the Fund's record date, you will be entitled to receive the dividend. The Fund may declare and pay dividends on the same date. The Fund makes distributions of capital gains, if any, at least annually. The Fund, however, may declare a special capital gains distribution if the Board of Trustees believes that such a distribution would be in the best interests of the shareholders of the Fund.

                                [GRAPHIC OMITTED]

36

DIVIDEND PAYMENT OPTIONS

Dividends and distributions will be paid in the form of additional Fund shares unless you have elected to receive payment in cash. If you did not elect to receive cash payments of dividends and distributions on your application, you must notify the Fund in writing to change your election prior to the date of the next distribution. Your election will become effective for dividends paid after the Fund receives your written notice. To cancel your election, simply send written notice to the Fund. Dividends and distributions with values of $10 or less may be automatically reinvested.

TAX INFORMATION
--------------------------------------------------------------------------------

The following is a summary of some important tax issues that affect the Fund and its shareholders. The summary is based on current tax laws, which may be changed by legislative, judicial or administrative action. You should not consider this summary to be a detailed explanation of the tax treatment of the Fund, or the tax consequences of an investment in the Fund. MORE INFORMATION ABOUT TAXES IS LOCATED IN THE SAI. YOU ARE URGED TO CONSULT YOUR TAX ADVISER REGARDING SPECIFIC QUESTIONS AS TO FEDERAL, STATE AND LOCAL INCOME TAXES.

TAX STATUS OF THE FUND

The Fund is treated as a separate entity for federal tax purposes, and intends to qualify for the special tax treatment afforded regulated investment companies. As long as the Fund qualifies as a regulated investment company, it pays no federal income tax on the earnings it distributes to shareholders.

One of the requirements for qualification as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, is that the Fund derive at least 90% of its gross income for each taxable year from dividends, interest, payments with respect to certain securities loans, and gains from the sale or other disposition of stock, securities or foreign currencies, or other income derived with respect to its business of investing in such stock, securities or currencies ("Qualifying Income"). The status of the swap agreements and other commodity-linked derivative instruments under tests to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, has been recently addressed in Revenue Ruling 2006-1 and Revenue Ruling 2006-31 which provide that income from commodity-linked swaps in which the Fund invests will not be considered qualifying income after September 30, 2006. Accordingly, the Fund currently restricts its income from commodity-linked swaps (when combined with its other investments that produce non-qualifying income) to be less than 10 percent of its gross income.

                                [GRAPHIC OMITTED]

                                                                   PROSPECTUS 37

If the Fund were to fail to qualify as a regulated investment company in any year, the Fund would be subject to federal income tax on its net income and capital gains at regular corporate income tax rates (without a deduction for distributions to shareholders). When distributed, that income would also be taxable to shareholders as an ordinary dividend to the extent attributable to the Fund's earnings and profits.

The Fund has received a private letter ruling from the IRS that concludes that certain commodities-linked notes held by the Fund will produce qualifying income for purposes of the regulated investment company qualification tests. The Advisor believes it can continue to successfully operate the Fund in a manner consistent with the Fund's current investment objective by investing in these commodities-linked structured notes. See "Dividends, Distributions and Taxes - Special Tax Considerations" in the Fund's SAI.

TAX STATUS OF DISTRIBUTIONS

      o The Fund will, at least annually, distribute substantially all of its net investment income and net capital gains income.

      o The income dividends and short-term capital gains distributions you receive from the Fund will be taxed as either ordinary income or qualified dividend income. Dividends that are qualified dividend income are eligible for the reduced maximum rate to individuals of 15% (5% for individuals in lower tax brackets) to the extent that the Fund receives qualified dividend income.

      o The Fund expects to distribute primarily ordinary income distributions.

      o Any long-term capital gains distributions you receive from the Fund are taxable as long-term capital gains regardless of how long you have owned your shares. Long-term capital gains are currently taxed at a maximum rate of 15%.

      o Absent further legislation, the maximum 15% tax rate on qualified dividend income and long-term capital gains will cease to apply to taxable years beginning after December 31, 2010.

      o Dividends and distributions are generally taxable to you whether you receive them in cash or in additional shares.

      o Corporate shareholders may be entitled to a dividends-received deduction for the portion of dividends they receive that are attributable to dividends received by the Fund from U.S. corporations, subject to certain limitations.

      o Long-term capital gains distributions will result from gains on the sale or exchange of capital assets held by the Fund for more than one year.

                                [GRAPHIC OMITTED]

38

      o Distributions paid in January but declared by the Fund in October, November or December of the previous year may be taxable to you in the previous year.

      o The Fund will inform you of the amount of your ordinary income dividends, qualified dividend income, and long-term capital gain distributions shortly after the close of each calendar year.

      o If you hold your shares in a tax-qualified retirement account, you generally will not be subject to federal taxation on Fund distributions until you begin receiving distributions from your retirement account. You should consult your tax adviser regarding the tax rules that apply to your retirement account.

TAX STATUS OF SHARE TRANSACTIONS

EACH SALE, EXCHANGE, OR REDEMPTION OF FUND SHARES MAY BE A TAXABLE EVENT TO YOU. For tax purposes, an exchange of Fund shares for shares of a different Rydex Fund is treated the same as a sale. You should consider the tax consequences of any redemption or exchange before making such a request, especially with respect to redemptions if you invest in the Fund through a tax-qualified retirement plan.

STATE TAX CONSIDERATIONS

The Fund is not liable for any income or franchise tax in Delaware as long as it qualifies as a regulated investment company for federal income tax purposes. In addition to federal taxes, distributions by the Fund and ownership of Fund shares may be subject to state and local taxes. You should consult your tax adviser regarding how state and local tax laws affect your investment in Fund shares.

MANAGEMENT OF THE FUND
--------------------------------------------------------------------------------

INVESTMENT ADVISOR

Rydex Investments is located at 9601 Blackwell Road, Suite 500, Rockville, Maryland 20850, and serves as investment adviser of the Fund. The Advisor has served as the investment adviser of the Rydex Funds since each Rydex Fund's inception, and also serves as sub-adviser to several other mutual funds.

The Advisor makes investment decisions for the assets of the Fund and continuously reviews, supervises, and administers the Fund's investment program. The Board of Trustees of the Trust supervises the Advisor and establishes policies that the Advisor must follow in its day-to-day management activities. Pursuant to an investment advisory agreement between the Trust and the Advisor, the Fund paid the Advisor a fee for the fiscal year ended March 31,

                                [GRAPHIC OMITTED]

                                                                   PROSPECTUS 39

2007 at an annualized rate based on the average daily net assets of the Fund, as set forth below:

                                                                       ADVISORY
FUND                                                                      FEE
--------------------------------------------------------------------------------
MANAGED FUTURES STRATEGY ............................................    0.90%

The Advisor bears all of its own costs associated with providing these advisory services and the expenses of the members of the Board of Trustees who are affiliated with the Advisor. The Advisor may make payments from its own resources to broker-dealers and other financial institutions in connection with the sale of Fund shares.

A discussion regarding the basis for the Board's August 2006 approval of the Fund's investment advisory agreement is available in the Trust's September 30, 2006 Semi-Annual Report to Shareholders, which covers the period April 1, 2006 to September 30, 2006. A discussion regarding the basis for the Board's August 2007 approval of the Fund's investment advisory agreement will be available in the Alternative Investment Funds' September 30, 2007 Semi-Annual Report to Shareholders, which covers the period April 1, 2007 to September 30, 2007.

PORTFOLIO MANAGEMENT

Mike Byrum, President and Chief Investment Officer ("CIO") of Rydex Investments, leads the Portfolio Department. Mr. Byrum's senior management team, called the Investment Leadership Team ("ILT"), consists of five investment professionals that are responsible for overseeing different functions within the Portfolio Department. Those members include Michael Dellapa as the Director of Research, Douglas Holmes as the Strategic Advisor, James King as the Director of Portfolio Management, David Reilly as the head of Portfolio Strategies, and Stephen Sachs as the Director of Trading. The role of the ILT is to set the overall policies of the Portfolio Department with respect to investment strategies and business development. The remainder of the Portfolio Department reports to the members of the ILT, and consists of a team of approximately 16 investment professionals that focus on research, trading, and implementing the portfolios.

On a day-to-day basis the following three individuals are jointly and primarily responsible for the management of the Fund.

MICHAEL P. BYRUM, CFA, President and CIO of Rydex Investments - As the CIO, Mr. Byrum has ultimate responsibility of the management of the Fund. He has been associated with Rydex Investments since the Advisor was founded in 1993. Mr. Byrum was named the President of Rydex Investments in 2004 and has served as Chief Investment Officer of Rydex Investments since 2000.

                                [GRAPHIC OMITTED]

40

During this time, he has played a key role in the development of the firm's investment strategies and product offerings. As Senior Portfolio Manager, Mr. Byrum was instrumental in the launch of the OTC, Precious Metals, Government Long Bond 1.2x Strategy, Inverse Government Long Bond Strategy, Inverse S&P 500 Strategy and Inverse OTC Strategy Funds, and helped to create the Sector Funds, all of which are offered in a separate prospectus. He was named Vice President of Portfolio for Rydex Investments in 1998, and Executive Vice President in 2000. Prior to joining Rydex Investments, Mr. Byrum worked for Money Management Associates, the investment adviser for Rushmore Funds, Inc. He holds a degree in finance from Miami University of Ohio and is a member of the CFA Institute and the Washington Society of Investment Analysts. Mr. Byrum has co-managed the Fund since its inception.

JAMES R. KING, CFA, Director of Portfolio Management - Mr. King is responsible for a team of portfolio managers who manage all of the Rydex Funds. He joined Rydex Investments in 1996 and was promoted to assistant portfolio manager in 1997. In 1998, he became a portfolio manager and was promoted in 2001 to senior portfolio manager and currently serves as director of portfolio management. Prior to joining Rydex Investments, Mr. King worked as a registered representative at DMG Securities. He holds a degree in finance from the University of Maryland. Mr. King has co-managed the Fund since its inception.

MICHAEL J. DELLAPA, CFA, Director of Investment Research - Mr. Dellapa joined Rydex Investments in 2000 as a Research Analyst and was promoted to portfolio manager in 2003. During his tenure as a portfolio manager, he had direct oversight for the Russell 2000(R) 1.5x Strategy, Healthcare, Biotechnology, and Consumer Products Funds, all of which are offered in a separate prospectus. In 2005, Mr. Dellapa became Director of Investment Research. Since joining Rydex Investments, Mr. Dellapa has played a key role in developing research processes and systems to enhance current funds and develop new investment products. Prior to joining Rydex Investments, he worked as an equity analyst for Invista Capital and systems analyst for Accenture. He holds an engineering degree from the University of Maryland and MBA from the University of Chicago. Previously, he was owner/consultant of Dellapa Consulting Inc. as well as a senior consultant and an analyst at Andersen Consulting. Mr. Dellapa has co-managed the Fund since its inception.

Mr. Dellapa oversees the research and creation of the processes used to select investments. Mr. King oversees the day-to-day details of the portfolio management of all of the Rydex Funds. Mr. Byrum generally oversees all aspects of the management of all the Rydex Funds and reviews the activities of Messrs. King and Dellapa, as well as other aspects of the investment management portfolio department.

                                [GRAPHIC OMITTED]

                                                                   PROSPECTUS 41

Additional information about the portfolio managers' compensation, other accounts managed by the portfolio managers, and the portfolio managers' ownership of securities in the Fund is available in the SAI.

                                [GRAPHIC OMITTED]

42

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

The financial highlights tables are intended to help you understand the Fund's financial performance for the past 5 years (or, if shorter, the period of operations of the Fund's A-Class Shares or C-Class Shares). Certain information reflects financial results for a single share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). The

                                                                           NET INCREASE
                                                          NET REALIZED      (DECREASE)
                                NET ASSET       NET            AND         IN NET ASSET     DISTRIBUTIONS   DISTRIBUTIONS
                                 VALUE,     INVESTMENT     UNREALIZED     VALUE RESULTING      FROM NET       FROM NET
                                BEGINNING     INCOME     GAINS (LOSSES)        FROM           INVESTMENT      REALIZED
YEAR ENDED                      OF PERIOD     (LOSS)+    ON INVESTMENTS     OPERATIONS          INCOME          GAINS
-------------------------------------------------------------------------------------------------------------------------
MANAGED FUTURES STRATEGY FUND
   (FORMERLY, MANAGED
   FUTURES FUND) A-CLASS
   MARCH 31, 2007*               $ 25.00       $ .09         $ (.06)            $ .03             $ --           $ --

MANAGED FUTURES STRATEGY FUND
   (FORMERLY, MANAGED
   FUTURES FUND) C-CLASS
   MARCH 31, 2007*                 25.00         .05           (.03)              .02               --             --

  * SINCE THE COMMENCEMENT OF OPERATIONS: MARCH 2, 2007 -- MANAGED FUTURES STRATEGY FUND A-CLASS, AND C-CLASS.

 **   ANNUALIZED

  +   CALCULATED USING THE AVERAGE DAILY SHARES OUTSTANDING FOR THE YEAR.

 ++ TOTAL INVESTMENT RETURN DOES NOT REFLECT THE IMPACT OF ANY APPLICABLE SALES CHARGES AND HAS NOT BEEN ANNUALIZED.

SS.   LESS THAN $.01 PER SHARE

                                [GRAPHIC OMITTED]

                                                                   PROSPECTUS 43

information provided below for the period ending March 31, 2007 has been audited by Ernst & Young LLP, whose report, along with the financial statements and related notes, appear in the Fund's 2007 Annual Report. The 2007 Annual Report is available by telephoning the transfer agent at 800.820.0888 or 301.296.5100. The 2007 Annual Report is incorporated by reference in the SAI.

                                                                                             RATIOS TO
                                                                                        AVERAGE NET ASSETS:
                                                                                        -------------------
                                                       NET                                                               NET ASSETS,
                                                     INCREASE    NET ASSET                           NET                    END OF
                                      REDEMPTION  (DECREASE) IN    VALUE,     TOTAL               INVESTMENT  PORTFOLIO     PERIOD
                           TOTAL         FEES       NET ASSET      END OF   INVESTMENT   TOTAL      INCOME     TURNOVER     (000'S
YEAR ENDED             DISTRIBUTIONS  COLLECTED       VALUE        PERIOD    RETURN++   EXPENSES    (LOSS)       RATE      OMITTED)
------------------------------------------------------------------------------------------------------------------------------------
MANAGED FUTURES
   STRATEGY FUND
   (FORMERLY, MANAGED
   FUTURES FUND)
   A-CLASS
   MARCH 31, 2007*         $ --        $ -- SS.       $ .03       $ 25.03      0.12%     1.81%**    2.06%**      20%      $ 23,655

MANAGED FUTURES
   STRATEGY FUND
   (FORMERLY, MANAGED
   FUTURES FUND)
   C-CLASS
   MARCH 31, 2007*           --          -- SS.         .02         25.02      0.08%     2.60%**    1.15%**      20%         2,703

                                [GRAPHIC OMITTED]

44

BENCHMARK PUBLISHER INFORMATION
--------------------------------------------------------------------------------

THE FUND IS NOT SPONSORED, ENDORSED, SOLD OR PROMOTED BY STANDARD & POOR'S ("S&P") OR ALPHA FINANCIAL TECHNOLOGIES, INC. ("AFT"), THE OWNER OF THE S&P DTI. S&P AND AFT MAKE NO REPRESENTATION, CONDITION, WARRANTY, EXPRESS OR IMPLIED, TO THE OWNERS OF THE FUND OR ANY MEMBER OF THE PUBLIC REGARDING THE ADVISABILITY OF INVESTING IN SECURITIES GENERALLY OR IN THE FUND PARTICULARLY OR THE ABILITY OF THE S&P DTI TO PROVIDE A BASIS FOR SUPERIOR INVESTMENT PERFORMANCE. S&P'S AND AFT'S ONLY RELATIONSHIP TO LICENSEE IS THE LICENSING OF CERTAIN OF THEIR TRADEMARKS AND OF THE S&P DTI, WHICH IS DETERMINED, COMPOSED AND CALCULATED WITHOUT REGARD TO LICENSEE OR THE FUND. S&P AND AFT HAVE NO OBLIGATION TO TAKE THE NEEDS OF LICENSEE OR THE OWNERS OF THE FUND INTO CONSIDERATION IN DETERMINING, COMPOSING OR CALCULATING THE S&P DTI. S&P AND AFT ARE NOT RESPONSIBLE FOR AND HAVE NOT PARTICIPATED IN THE DETERMINATION OF THE PRICES AND AMOUNT OF THE FUND OR THE TIMING OF THE ISSUANCE OR SALE OF THE FUND OR IN THE DETERMINATION OR CALCULATION OF THE EQUATION BY WHICH THE FUND IS TO BE CONVERTED INTO CASH. S&P AND AFT HAVE NO OBLIGATION OR LIABILITY IN CONNECTION WITH THE ADMINISTRATION, MARKETING, OR TRADING OF THE FUND.

S&P AND AFT DO NOT GUARANTEE THE ACCURACY AND/OR THE COMPLETENESS OF THE S&P DTI OR ANY DATA INCLUDED THEREIN AND S&P SHALL HAVE NO LIABILITY FOR ANY ERRORS, OMISSIONS, OR INTERRUPTIONS THEREIN. S&P AND AFT MAKE NO WARRANTY OR CONDITION, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY LICENSEE, OWNERS OF THE FUND, OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE S&P DTI OR ANY DATA INCLUDED THEREIN. S&P AND AFT MAKE NO EXPRESS OR IMPLIED WARRANTIES OR CONDITIONS, AND EXPRESSLY DISCLAIM ALL WARRANTIES OR CONDITIONS OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE S&P DTI OR ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL S&P OR AFT HAVE ANY LIABILITY FOR ANY SPECIAL, PUNITIVE, INDIRECT, OR CONSEQUENTIAL DAMAGES (INCLUDING LOST PROFITS) RESULTING FROM THE USE OF THE S&P DTI OR ANY DATA INCLUDED THEREIN, EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.

MORE INFORMATION ABOUT THE BENCHMARK PUBLISHER IS LOCATED IN THE SAI.

                                [GRAPHIC OMITTED]

                                                                   PROSPECTUS 45

ADDITIONAL AND MORE DETAILED INFORMATION ABOUT THE FUND IS INCLUDED IN THE SAI DATED AUGUST 1, 2007. THE SAI HAS BEEN FILED WITH THE SEC AND IS INCORPORATED BY REFERENCE INTO THIS PROSPECTUS AND, THEREFORE, LEGALLY FORMS A PART OF THIS PROSPECTUS. THE SEC MAINTAINS THE EDGAR DATABASE ON ITS WEB SITE ("HTTP://WWW.SEC.GOV") THAT CONTAINS THE SAI, MATERIAL INCORPORATED BY REFERENCE, AND OTHER INFORMATION REGARDING REGISTRANTS THAT FILE ELECTRONICALLY WITH THE SEC. YOU MAY ALSO REVIEW AND COPY DOCUMENTS AT THE SEC PUBLIC REFERENCE ROOM IN WASHINGTON, D.C. (FOR INFORMATION ON THE OPERATION OF THE PUBLIC REFERENCE ROOM, CALL 202.551.8090). YOU MAY REQUEST DOCUMENTS FROM THE SEC BY MAIL, UPON PAYMENT OF A DUPLICATION FEE, BY WRITING TO: U.S. SECURITIES AND EXCHANGE COMMISSION, PUBLIC REFERENCE SECTION, WASHINGTON, D.C. 20549-0102 OR BY EMAILING THE SEC AT THE FOLLOWING ADDRESS: PUBLICINFO@SEC.GOV.

YOU MAY OBTAIN A COPY OF THE SAI OR THE ANNUAL OR SEMI-ANNUAL REPORTS, WITHOUT CHARGE BY CALLING 800.820.0888 OR 301.296.5100, VISITING THE RYDEX WEB SITE AT WWW.RYDEXINVESTMENTS.COM, OR WRITING TO RYDEX SERIES FUNDS, AT 9601 BLACKWELL ROAD, SUITE 500, ROCKVILLE, MARYLAND 20850. ADDITIONAL INFORMATION ABOUT THE FUND'S INVESTMENTS IS AVAILABLE IN THE ANNUAL AND SEMI-ANNUAL REPORTS. ALSO, IN THE FUND'S ANNUAL REPORT, YOU WILL FIND A DISCUSSION OF THE MARKET CONDITIONS AND INVESTMENT STRATEGIES THAT SIGNIFICANTLY AFFECTED THE FUND'S PERFORMANCE DURING THEIR LAST FISCAL YEAR.

NO ONE HAS BEEN AUTHORIZED TO GIVE ANY INFORMATION OR TO MAKE ANY
REPRESENTATIONS NOT CONTAINED IN THIS PROSPECTUS OR IN THE FUND'S SAI IN CONNECTION WITH THE OFFERING OF FUND SHARES. DO NOT RELY ON ANY SUCH INFORMATION OR REPRESENTATIONS AS HAVING BEEN AUTHORIZED BY THE FUND OR RYDEX INVESTMENTS. THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFERING BY THE FUND IN ANY JURISDICTION WHERE SUCH AN OFFERING IS NOT LAWFUL.

THE TRUST'S SEC REGISTRATION NUMBER IS 811-07584.

46

                                [GRAPHIC OMITTED]

[LOGO] RYDEXINVESTMENTS
              ESSENTIAL FOR MODERN MARKETS(R)

              9601 Blackwell Road o Suite 500 o Rockville, MD 20850
              800.820.0888 o www.rydexinvestments.com

              RMFAC-1-0807x0808

                     ---------------------------------------
                      PLEASE SEE THE RYDEX PRIVACY POLICIES
                             INSIDE THE BACK COVER.
                     ---------------------------------------

                               [GRAPHIC OMITTED]

                                                              RYDEX SERIES FUNDS
                                        H-CLASS SHARES PROSPECTUS AUGUST 1, 2007

                                                     ALTERNATIVE INVESTMENT FUND
                                                   MANAGED FUTURES STRATEGY FUND
                                                (FORMERLY, MANAGED FUTURES FUND)

                                                         [LOGO] RYDEXINVESTMENTS
                                                 ESSENTIAL FOR MODERN MARKETS(R)

The U.S. Securities and Exchange Commission has not approved or disapproved the Trust's shares or passed upon the accuracy or adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

                                [GRAPHIC OMITTED]

TABLE OF CONTENTS
--------------------------------------------------------------------------------

ALTERNATIVE INVESTMENT FUND

   MANAGED FUTURES STRATEGY FUND .........................................    2

DESCRIPTIONS OF PRINCIPAL RISKS ..........................................    4

FUND PERFORMANCE .........................................................   12

FUND FEES AND EXPENSES ...................................................   12

MORE INFORMATION ABOUT THE FUND ..........................................   13

BENCHMARK AND INVESTMENTS ................................................   13

SHAREHOLDER INFORMATION ..................................................   14

TRANSACTION INFORMATION ..................................................   15

BUYING FUND SHARES .......................................................   17

SELLING FUND SHARES ......................................................   21

EXCHANGING FUND SHARES ...................................................   23

RYDEX ACCOUNT POLICIES ...................................................   24

DISTRIBUTION AND SHAREHOLDER SERVICES ....................................   29

DIVIDENDS AND DISTRIBUTIONS ..............................................   30

TAX INFORMATION ..........................................................   31

MANAGEMENT OF THE FUND ...................................................   33

FINANCIAL HIGHLIGHTS .....................................................   36

BENCHMARK PUBLISHER INFORMATION ..........................................   38


                     ---------------------------------------
                      PLEASE SEE THE RYDEX PRIVACY POLICIES
                              INSIDE THE BACK COVER
                     ---------------------------------------

                                [GRAPHIC OMITTED]

                                                                    PROSPECTUS 1

                               RYDEX SERIES FUNDS
                                H - CLASS SHARES

            9601 BLACKWELL ROAD, SUITE 500, ROCKVILLE, MARYLAND 20850
             800.820.0888 o 301.296.5100 o WWW.RYDEXINVESTMENTS.COM

Rydex Series Funds (the "Trust") is a mutual fund complex offering a number of professionally managed investment portfolios (funds) that are grouped into several categories according to each fund's investment strategy. This Prospectus describes H-Class Shares of the Managed Futures Strategy Fund (the "Fund").

H-Class Shares of the Fund are sold principally to clients of professional money managers ("financial intermediaries") and to investors who take part in certain asset allocation investment programs. Investors may exchange shares of the Fund through your financial intermediary or directly through the Rydex web site - www.rydexinvestments.com - or over the phone. Unlike most other Rydex Funds, the Fund is intended for long-term investment purposes only, and is not suitable for purchase by active investors.

RISKS OF INVESTING IN THE FUND

The value of the Fund may fluctuate. In addition, Fund shares:

      o     MAY DECLINE IN VALUE, AND YOU MAY LOSE MONEY

      o     ARE NOT FEDERALLY INSURED

      o     ARE NOT GUARANTEED BY ANY GOVERNMENT AGENCY

      o     ARE NOT BANK DEPOSITS

      o     ARE NOT GUARANTEED TO ACHIEVE THEIR OBJECTIVES

                                [GRAPHIC OMITTED]

2

MANAGED FUTURES STRATEGY FUND
(FORMERLY, MANAGED FUTURES FUND)
--------------------------------------------------------------------------------
H - CLASS(RYMFX)

FUND OBJECTIVE

The Managed Futures Strategy Fund seeks to provide investment results that match the performance of a benchmark for measuring trends in the commodity and financial futures markets. The Fund's current benchmark is the Standard & Poor's Diversified Trends Indicator(R) (the "underlying benchmark"). The Fund's investment objective and benchmark are non-fundamental and may be changed without shareholder approval.

If the Fund meets its objective, the value of the Fund's shares should increase on a daily basis by the amount of any increase in the value of the underlying benchmark. However, when the value of the underlying benchmark declines, the value of the Fund's shares should also decrease on a daily basis by the amount of the decrease in value of the underlying benchmark.

PRINCIPAL INVESTMENT STRATEGY

The Fund will invest substantially all of its net assets in commodity, currency and financial-linked instruments whose performance is expected to correspond to that of the underlying benchmark. The current components of the underlying benchmark consist of approximately 14 sectors with a total of 24 futures contracts, allocated 50% to financial futures, E.G., interest rates and currencies, and 50% to physical commodities, E.G., energy and metals. The contracts are positioned either long or short (except for the energy sector contracts, which cannot have a short position) based on their prices relative to their moving averages. The Fund will seek to gain exposure to the underlying benchmark by investing in commodity, currency, and financial-linked structured notes, exchange-traded funds ("ETFs") and other investment companies that provide exposure to the managed commodities and financial futures markets, and in commodity, currency, and financial-linked derivative instruments, including swap agreements, commodity options, futures and options on futures, and equity securities. The Fund also intends to enter into short sales and other similar transactions to track the Fund's underlying benchmark. On certain occasions, the Fund may employ leveraging techniques to match the underlying benchmark.

To collateralize Fund investments on a day-to-day basis, the Fund will hold U.S. Government securities, short-term, high quality fixed-income securities, money market instruments, overnight and fixed-term repurchase agreements, cash, and other cash equivalents with maturities of one year or less.

                                [GRAPHIC OMITTED]

                                                                    PROSPECTUS 3

PRINCIPAL RISKS

The Managed Futures Strategy Fund is subject to a number of risks that may affect the value of its shares including:

      o     Commodity-Linked Derivative Investment Risk

      o     Counterparty Credit Risk

      o     Derivatives Risk

      o     Early Closing Risk

      o     Fixed Income Risk

      o     Foreign Currency Risk

      o     Investment in Investment Companies Risk

      o     Liquidity Risk

      o     Market Risk

      o     Non-Diversification Risk

      o     Portfolio Turnover Risk

      o     Short Sales Risk

      o     Tax Risk

      o     Tracking Error Risk

      o     Trading Halt Risk

Please see "Descriptions of Principal Risks" on page 4 for a discussion of each of the principal risks that apply to the Fund.

                                [GRAPHIC OMITTED]

4

DESCRIPTIONS OF PRINCIPAL RISKS
--------------------------------------------------------------------------------

COMMODITY-LINKED DERIVATIVE INVESTMENT RISK - The Fund's exposure to the commodities markets may subject the Fund to greater volatility than investments in traditional securities. Because the value of a commodity-linked derivative investment typically is based upon the price movements of a physical commodity (such as heating oil, livestock, or agricultural products), a commodity futures contract or commodity index, or some other readily measurable economic variable, the value of commodity-linked derivative instruments may be affected by changes in overall market movements, volatility of the underlying benchmark, changes in interest rates, or factors affecting a particular industry or commodity, such as drought, floods, weather, livestock disease, embargoes, tariffs and international economic, political and regulatory developments.

      INDEX-LINKED AND COMMODITY-LINKED "STRUCTURED" SECURITIES - The Fund invests in derivative instruments with principal and/or coupon payments linked to the value of commodities, commodity futures contracts, or the performance of commodity indices, such as the S&P DTI or Goldman Sachs Commodities Index. These are "commodity-linked" or "index-linked" securities. They are sometimes referred to as "structured securities" because the terms of the instrument may be structured by the issuer of the security and the purchaser of the security, such as the Fund. These securities may be issued by banks, brokerage firms, insurance companies and other corporations.

      The value of these securities will rise or fall in response to changes in the underlying commodity or related index or investment. These securities expose the Fund economically to movements in commodity prices. In addition to commodity price risk, the securities also are subject to credit and interest rate risks that in general affect the values of debt securities. Therefore, at maturity, the Fund may receive more or less principal than it originally invested. The Fund might receive interest payments that are more or less than the stated coupon interest payments.

      STRUCTURED NOTE RISK - The Fund intends to invest in commodity currency and financial-linked structured notes to a significant extent. Commodity-linked structured notes provide exposure, which may include long and/or short exposure, to the investment returns of "real assets" (I.E., assets that have tangible properties such as oil, gold and silver) that trade in the commodities markets without investing directly in physical commodities. The performance of these notes is determined by the price movement of the commodities underlying the note. Currency and financial-linked structured notes provide exposure to the investment returns of currencies and financial instruments. A highly liquid secondary market may not exist for the structured notes, and there can be no assurance that

                                [GRAPHIC OMITTED]

                                                                    PROSPECTUS 5

      one will develop. However, on April 10, 2006, Rydex received a private letter ruling from the IRS that concluded that commodity-linked structured notes will produce qualifying income for a regulated investment company under the Internal Revenue Code of 1986, as amended. Consequently, the Fund's investment advisor, Rydex Investments (the "Advisor"), believes that other mutual funds may increase their investment in commodity-linked structured notes leading to the creation and maintenance of a more liquid secondary market.

COUNTERPARTY CREDIT RISK - The Fund may invest in financial instruments involving counterparties for the purpose of attempting to gain exposure to a particular group of securities or asset class without actually purchasing those securities or investments, or to hedge a position. Such financial instruments include, but are not limited to, total return, index, interest rate, and structured notes. The Fund will use short-term counterparty agreements to exchange the returns (or differentials in rates of return) earned or realized in particular predetermined investments or instruments. The Fund will not enter into any agreement involving a counterparty unless the Advisor believes that the other party to the transaction is creditworthy. The use of swap agreements and structured notes involves risks that are different from those associated with ordinary portfolio securities transactions. For example, the Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty. If a counterparty defaults on its payment obligations to the Fund, this default will cause the value of your investment in the Fund to decrease. In addition, the Fund may enter into swap agreements with a limited number of counterparties, and may invest in commodity-linked structured notes issued by a limited number of issuers that will act as counterparties, which may increase the Fund's exposure to coun-terparty credit risk. Swap agreements also may be considered to be illiquid.

DERIVATIVES RISK - The Fund may invest a percentage of its assets in derivatives, such as futures and options contracts, to pursue its investment objective. The use of such derivatives may expose the Fund to additional risks that it would not be subject to if it invested directly in the securities underlying those derivatives. The Fund may use futures contracts and related options for bona fide hedging purposes to offset changes in the value of securities held or expected to be acquired. They may also be used to gain exposure to a particular market or instrument, to create a synthetic money market position, and for certain other tax-related purposes. The Fund will only enter into futures contracts traded on a national futures exchange or board of trade. Futures and options contracts are described in more detail below:

      FUTURES CONTRACTS - Futures contracts and options on futures contracts provide for the future sale by one party and purchase by another party of a

                                [GRAPHIC OMITTED]

6

specified amount of a specific security at a specified future time and at a specified price. An option on a futures contract gives the purchaser the right, in exchange for a premium, to assume a position in a futures contract at a specified exercise price during the term of the option. Index futures are futures contracts for various indices that are traded on registered securities exchanges.

OPTIONS - The buyer of an option acquires the right to buy (a call option) or sell (a put option) a certain quantity of a security (the underlying security) or instrument at a certain price up to a specified point in time. The seller or writer of an option is obligated to sell (a call option) or buy (a put option) the underlying security. When writing (selling) call options on securities, the Fund may cover its positions by owning the underlying security on which the option is written or by owning a call option on the underlying security. Alternatively, the Fund may cover its positions by maintaining, in a segregated account, cash or liquid securities equal in value to the exercise price of the call options written by the Fund.

The risks associated with the Fund's use of futures and options contracts include:

      o The Fund experiencing losses that exceed losses experienced by funds that do not use futures contracts and options.

      o There may be an imperfect correlation between the changes in market value of the securities held by the Fund and the prices of futures and options on futures.

      o Although the Fund will only purchase exchange-traded futures, due to market conditions there may not always be a liquid secondary market for a futures contract. As a result, the Fund may be unable to close out its futures contracts at a time which is advantageous.

      o Trading restrictions or limitations may be imposed by an exchange, and government regulations may restrict trading in futures contracts and options.

      o Because option premiums paid or received by the Fund are small in relation to the market value of the investments underlying the options, buying and selling put and call options can be more speculative than investing directly in securities.

                                [GRAPHIC OMITTED]

                                                                    PROSPECTUS 7

EARLY CLOSING RISK - The normal close of trading of securities listed on Nasdaq and the NYSE is 4:00 p.m., Eastern Time. Unanticipated early closings of securities exchanges and other financial markets may result in the Fund's inability to buy or sell securities or other financial instruments on that day. If an exchange or market closes early on a day when the Fund needs to execute a high volume of trades late in a trading day, the Fund might incur substantial trading losses.

FIXED INCOME RISK - The market value of fixed income investments, and financial instruments related to those fixed income investments, will change in response to interest rate changes and other factors, such as changes in the effective maturities and credit ratings of fixed income investments. During periods of falling interest rates, the values of outstanding fixed income securities generally rise. Falling interest rates may cause an issuer to redeem or "call" a security before its stated maturity, which may result in the Fund having to reinvest the proceeds in lower yielding securities. Conversely, during periods of rising interest rates, the values of such securities and related financial instruments generally decline. While securities with longer maturities tend to produce higher yields, the prices of longer maturity securities are also subject to greater market fluctuations as a result of changes in interest rates. Fixed income investments are also subject to credit risk, which is the possibility that the credit strength of an issuer will weaken and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default.

FOREIGN CURRENCY RISK - The Fund's investments in securities denominated in foreign currencies are subject to currency risk. Currency risks include the following:

      o The value of the Fund's assets measured in U.S. Dollars may be affected by changes in currency exchange rates and exchange control regulations.

      o The Fund may incur transaction costs in connection with conversions between various currencies.

Under normal circumstances, the Fund does not plan to hedge against the risks of variation in currency exchange rates relative to the U.S. Dollar. As a result, the value of securities denominated in foreign currencies can change significantly when foreign currencies strengthen or weaken relative to the U.S. Dollar.

INVESTMENT IN INVESTMENT COMPANIES RISK - The Fund may purchase shares of investment companies, such as ETFs, UITs, and closed-end investment companies to gain exposure to a particular portion of the market while awaiting an opportunity to purchase securities directly. When the Fund invests in an investment company, in addition to directly bearing the expenses associated with its own operations, it will bear a pro rata portion of the investment company's expenses. Further, in part because of these additional expenses, the

                                [GRAPHIC OMITTED]

8

performance of an investment company may differ from the performance the Fund would achieve if it invested directly in the underlying investments of the investment company. In addition, while the risks of owning shares of an investment company generally reflect the risks of owning the underlying investments of the investment company, the Fund may be subject to additional or different risks than if the Fund had invested directly in the underlying investments. For example, shares of an ETF are traded at market prices, which may vary from the net asset value of its underlying investments. In addition, the Fund may invest in investment companies or other pooled investment vehicles that are not registered pursuant to the Investment Company Act of 1940, as amended, and therefore, are not subject to the regulatory scheme of the Investment Company Act of 1940, as amended.

ETFs are pooled investment vehicles, which may be managed or unmanaged, that generally seek to track the performance of a specific index. Although individual shares of an ETF are traded on an exchange (such as the NYSE, Amex, or NASDAQ), large blocks of shares of ETFs are redeemable at net asset value. This ability to redeem large blocks of shares has historically resulted in the market price of individual shares of ETFs being at or near the net asset value of the ETF's underlying investments.

LIQUIDITY RISK - In certain circumstances, it may be difficult for the Fund to purchase and sell particular investments within a reasonable time at a fair price. To the extent that there is not an established retail market for instruments in which the Fund may invest, trading in such instruments may be relatively inactive. In addition, during periods of reduced market liquidity or in the absence of readily available market quotations for particular investments in the Fund's portfolio, the ability of the Fund to assign an accurate daily value to these investments may be difficult and the Advisor may be required to fair value the investments. For additional information about fair valuation, see "Calculating NAV."

MARKET RISK - The Fund may invest in public and privately issued securities, which may include common and preferred stocks, bonds, warrants, and rights, as well as derivatives and financial instruments that attempt to track the price movement of securities and commodities indices. Investments in securities and derivatives in general are subject to market risks that may cause their prices to fluctuate over time. The Fund's investments may decline in value due to factors affecting securities or commodities markets generally, or particular countries, segments, economic sectors, industries or companies within those markets. The value of a security may decline due to general economic and market conditions which are not specifically related to a particular issuer, such as real or perceived adverse economic conditions or changes in interest or currency rates. The value of securities convertible into equity securities, such as warrants or convertible

                                [GRAPHIC OMITTED]

                                                                    PROSPECTUS 9

debt, is also affected by prevailing interest rates, the credit quality of the issuer and any call provision. Fluctuations in the value of securities and financial instruments in which the Fund invests will cause the net asset value of the Fund to fluctuate. Historically, the markets have moved in cycles, and the value of the Fund's securities and derivatives may fluctuate drastically from day to day. Because of its link to the markets, an investment in the Fund may be more suitable for long-term investors who can bear the risk of short-term principal fluctuations, which at times may be significant.

NON-DIVERSIFICATION RISK - Because the Fund is non-diversified, it can invest in the securities of a limited number of issuers. To the extent that the Fund invests a significant percentage of its assets in a limited number of issuers, the Fund is subject to the risks of investing in those few issuers, and may be more susceptible to a single adverse economic or regulatory occurrence. As a result, changes in the market value of a single security could cause greater fluctuations in the value of Fund shares than would occur in a diversified fund.

PORTFOLIO TURNOVER RISK - The Fund's strategy may frequently involve buying and selling portfolio securities to rebalance the Fund's exposure to various market sectors. Higher portfolio turnover may result in the Fund paying higher levels of transaction costs and generating greater tax liabilities for shareholders. Portfolio turnover risk may cause the Fund's performance to be less than you expect.

SHORT SALES RISK - Short sales are transactions in which the Fund sells a security it does not own. To complete the transaction, the Fund must borrow the security to make delivery to the buyer. The Fund is then obligated to replace the security borrowed by purchasing the security at the market price at the time of replacement. The price at such time may be higher or lower than the price at which the security was sold by the Fund. If the underlying security goes down in price between the time the Fund sells the security and buys it back, the Fund will realize a gain on the transaction. Conversely, if the underlying security goes up in price during the period, the Fund will realize a loss on the transaction. Any such loss is increased by the amount of premium or interest the Fund must pay to the lender of the security. Likewise, any gain will be decreased by the amount of premium or interest the Fund must pay to the lender of the security. The Fund is also required to segregate other assets on its books to cover its obligation to return the security to the lender which means that those other assets may not be available to meet the Fund's needs for immediate cash or other liquidity. The Fund's investment performance may also suffer if the Fund is required to close out a short position earlier than it had intended. This would occur if the securities lender required the Fund to deliver the securities the Fund borrowed at the commencement of the short sale and the Fund was

                                [GRAPHIC OMITTED]

10

unable to borrow the securities from another securities lender or otherwise obtain the security by other means. In addition, the Fund may be subject to expenses related to short sales that are not typically associated with investing in securities directly, such as costs of borrowing and margin account maintenance costs associated with the Fund's open short positions. These expenses negatively impact the performance of the Fund. For example, when the Fund short sells an interest-bearing security, such as a bond, it is obligated to pay the interest on the security it has sold. This cost is partially offset by the interest earned by the Fund on the investment of the cash generated by the short sale. Similarly, when the Fund sells short an equity security that pays a dividend, it is obligated to pay the dividend on the security it has sold. However, a dividend paid on a security sold short generally reduces the market value of the shorted security and thus, increases the Fund's unrealized gain or reduces the Fund's unrealized loss on its short sale transaction. To the extent that the interest rate and/or dividend that the Fund is obligated to pay is greater than the interest earned by the Fund on investments, the performance of the Fund will be negatively impacted. These types of short sales expenses are sometimes referred to as the "negative cost of carry," and will tend to cause the Fund to lose money on a short sale even in instances where the price of the underlying security sold short does not change over the duration of the short sale.

TAX RISK - As noted under "Commodity-Linked Derivative Investment Risk" above, the Fund currently gains most of its exposure to the commodities markets by entering into commodity-linked derivative instruments, including options, futures contracts, options on futures contracts and commodity-linked structured notes. In order for the Fund to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, the Fund must derive at least 90 percent of its gross income each taxable year from qualifying income, which is described in more detail in the SAI. The status of certain commodity-linked derivative instruments as qualifying income has been addressed in Revenue Ruling 2006-1 issued December 16, 2005. The Fund will therefore restrict its income from commodity-linked derivative instruments that do not generate qualifying income, such as commodity-linked swaps, to a maximum of 10 percent of its gross income.

The Fund has received a private letter ruling from the IRS that concludes that certain commodities-linked notes held by the Fund will produce qualifying income for purposes of the regulated investment company qualification tests. The Advisor believes it can continue to successfully operate the Fund in a manner consistent with the Fund's current investment objective by investing in these commodities-linked structured notes. See "Tax Information" for more information.

                                [GRAPHIC OMITTED]

                                                                   PROSPECTUS 11

TRACKING ERROR RISK - Tracking error risk refers to the risk that the Fund's Advisor may not be able to cause the Fund's performance to match or correlate to that of the Fund's benchmark, either on a daily or aggregate basis. Factors such as Fund expenses, imperfect correlation between the Fund's investments and those of its benchmark, rounding of share prices, changes to the benchmark, regulatory policies, high portfolio turnover rate and leverage all contribute to tracking error. The Fund, which seeks to track its benchmark on a daily basis, is subject to the effects of mathematical compounding which may prevent the Fund from correlating with the monthly, quarterly, annual or other performance of its benchmark. Tracking error risk may cause the Fund's performance to be less than you expect.

TRADING HALT RISK - The Fund typically will hold short-term options and futures contracts. The major exchanges on which these contracts are traded, such as the Chicago Mercantile Exchange, have established limits on how much an option or futures contract may decline over various time periods within a day. In addition, the major securities exchanges, such as the NYSE, have established limits on how much the securities market, based on the Dow Jones Industrial AverageSM, may decline over various time periods within a day. If the price of a security, an option or a futures contract declines more than the established limits, trading on the exchange is halted on that instrument. If a trading halt occurs, the Fund may temporarily be unable to purchase or sell the options, futures contracts or securities that are the subject of the trading halt. Such a trading halt near the time the Fund prices its shares may limit the Fund's ability to use leverage and may prevent the Fund from achieving its investment objective. In such an event, the Fund also may be required to use a "fair-value" method to price their outstanding contracts or securities.

                                [GRAPHIC OMITTED]

12

FUND PERFORMANCE
--------------------------------------------------------------------------------

The Managed Futures Strategy Fund commenced operations on March 2, 2007 and, therefore, does not have a performance history for a full calendar year.

FUND FEES AND EXPENSES
--------------------------------------------------------------------------------

The table below describes the fees and expenses that you may pay if you buy and hold H-Class Shares of the Fund.

SHAREHOLDER FEES
(FEES PAID DIRECTLY FROM YOUR INVESTMENT)1

Redemption Fee on Shares Redeemed Within 90 Days of Purchase
(as a percentage of amount redeemed, if applicable)2                      1.00%

ANNUAL FUND OPERATING EXPENSES
(EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)

Management Fees                                                           0.90%
Distribution or Shareholder Service (12b-1) Fees                          0.25%
Other Expenses                                                            0.50%
                                                                          -----
Total Annual Fund Operating Expenses                                      1.65%
                                                                          =====

1 THE FUND MAY IMPOSE A WIRE TRANSFER CHARGE OF $15 ON CERTAIN REDEMPTIONS UNDER $5,000 FOR ACCOUNTS HELD DIRECTLY THROUGH THE FUND'S TRANSFER AGENT.

2     FOR MORE INFORMATION, SEE "FREQUENT PURCHASES AND REDEMPTIONS OF FUND
      SHARES."

3 BECAUSE THE FUND IS NEW, "OTHER EXPENSES" ARE BASED ON ESTIMATED AMOUNTS FOR THE CURRENT FISCAL YEAR.

EXAMPLE

The Example that follows is intended to help you compare the cost of investing in H-Class Shares of the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, the Example reflects your costs based on these assumptions.

MANAGED FUTURES STRATEGY                                     1 YEAR     3 YEARS
--------------------------------------------------------------------------------
H-Class Shares                                               $  168     $   520

                                [GRAPHIC OMITTED]

                                                                   PROSPECTUS 13

MORE INFORMATION ABOUT THE FUND:
--------------------------------------------------------------------------------
BENCHMARK AND INVESTMENTS

The Fund seeks to provide investment results that match the performance of a specific benchmark on a daily basis. The current benchmark used by the Fund is set forth below:

FUND                                           BENCHMARK
--------------------------------------------------------------------------------
MANAGED FUTURES                                S&P DIVERSIFIED TRENDS
STRATEGY FUND                                  INDICATOR(R)

A BRIEF GUIDE TO THE BENCHMARK

THE S&P DIVERSIFIED TRENDS INDICATOR(R) ("S&P DTI"). The S&P DTI is constructed using a rules-based strategy that targets particular risk and return characteristics of an asset class or segment of the market. The S&P DTI does not intend to passively represent the commodities market. Instead, the S&P DTI follows a quantitative methodology to track the prices of a diversified portfolio of 24 futures contracts ("components"). The components are grouped into sectors that are designed to reflect and track (price) trends while maintaining low volatility. The exposure of the components is divided equally (50%/50%) between tangible commodities and financials in order to increase the internal non-correlation among the components and to add liquidity to the investment. Commodity sector weights are based on generally known world production levels. Weightings of the financial sectors are based on, but not directly proportional to, gross domestic product (GDP). Components of each sector are chosen based on fundamental characteristics and liquidity. The methodology of the S&P DTI is designed with a focus on capturing both up and down price trends. Systematic rules are employed to establish a "long" or "short" component position. Sectors are rebalanced monthly; components are rebalanced annually.

ADVISOR'S INVESTMENT METHODOLOGY

The Advisor develops and implements structured investment strategies designed to achieve the Fund's objective. The Advisor uses quantitative methods to construct a portfolio that correlates highly with the Fund's underlying benchmark. Statistical techniques are then used to determine the optimal mix of assets for the Fund. The Advisor places particular emphasis on controlling risk relative to the Fund's underlying benchmark in order to maintain consistency and predictability.

OTHER INVESTMENT PRACTICES AND STRATEGIES

Please see the Statement of Additional Information (the "SAI") for a more complete list of portfolio investment strategies, permitted investments and related risks.

PORTFOLIO HOLDINGS

A description of the Fund's policies and procedures with respect to the disclosure of Fund portfolio securities is available in the SAI.

                                [GRAPHIC OMITTED]

14

INVESTING WITH RYDEX:
--------------------------------------------------------------------------------
SHAREHOLDER INFORMATION

H-Class Shares are offered directly through Rydex Fund Services Inc. and also through authorized securities brokers and other financial intermediaries.

OPENING YOUR ACCOUNT

You will need to open a Rydex shareholder account to make share transactions - buy, sell or exchange shares of the Fund. You can request an account application by calling Rydex Client Services at 800.820.0888 or 301.296.5406 or simply download an application from the Rydex web site - www.rydexinvestments.com. Certain account types may be opened online via the website. For more information on opening an account, call Rydex Client Services at 800.820.0888 or
301.296.5406 or visit www.rydexinvestments.com.

The type of application you will need depends on the type of account you want to open. For example, if you are opening a retirement account, such as an IRA, you will need to complete a different application than you would if you were opening a taxable account. When you call Rydex to request an account application, be sure to let the Client Services representative know what type of account you want to open to ensure that you receive the correct application.

If you open your account through a broker or other financial intermediary, your financial intermediary will ordinarily assist you in completing the necessary application to open your account with Rydex.

--------------------------------------------------------------------------------
MINIMUM AMOUNTS FOR ESTABLISHING ACCOUNTS

The minimum initial investment amounts for accounts held through a third party (E.G., a brokerage account) are:

o     $1,000 for retirement accounts

o     $2,500 for all other accounts

Accounts held DIRECTLY at Rydex are subject to a minimum account balance of $25,000 FOR NON-MANAGED ACCOUNTS (INCLUDING RETIREMENT ACCOUNTS) and $15,000 FOR ACCOUNTS MANAGED BY FINANCIAL INTERMEDIARIES. Accounts opened through a financial intermediary (non-direct) will be subject to your financial intermediary's minimum initial investment amount and minimum account balance requirements, which may be different than the amounts above.

To open an IRA account with Rydex directly, you must transfer an existing IRA (or multiple IRAs) in order to meet the minimum investment amount requirements.

There are no minimum amounts for subsequent investments in the Fund except for subsequent investments made via Automated Clearing House
--------------------------------------------------------------------------------

                                [GRAPHIC OMITTED]

                                                                   PROSPECTUS 15

--------------------------------------------------------------------------------
("ACH"). For more information about subsequent investments via ACH please see "Purchase Procedures" below. Rydex reserves the right to modify its minimum account requirements at any time, with or without prior notice to you.
--------------------------------------------------------------------------------

TIPS TO SUCCESSFULLY COMPLETE YOUR ACCOUNT APPLICATION

o You must provide each account holder's social security number or tax ID number and date of birth on the application to avoid a delay in processing.

o Attach a copy of the trust document when establishing a trust account.

o When establishing an account for your corporation, partnership or self directed retirement plan, please indicate the correct account type to ensure proper tax reporting, and provide a copy of one of the following documents: registered articles of incorporation, government-issued business license, partnership papers, plan documents or other official documentation that verifies the entity and lists the authorized individuals. Failure to provide this documentation may result in a delay in processing your application.

o You must provide a street address (Rydex does not accept P.O. Box only addresses). If any joint owner has a different address than the account registration, please indicate what it is on the application.

o BE SURE TO SIGN THE APPLICATION.

o If you open an account directly with Rydex you will receive a confirmation statement by mail confirming your initial purchase. Review this confirmation carefully to ensure that all of the information is correct. Notify us promptly of any errors.

TRANSACTION INFORMATION
--------------------------------------------------------------------------------

This section provides important information about the procedures that you must follow when you buy, sell or exchange shares of the Fund. You may submit transaction orders to buy, sell or exchange Fund shares on any day that the NYSE is open for business (a "Business Day"). On any day that the Federal Reserve Bank of New York or the NYSE closes early, the principal government securities and corporate bond markets close early (such as on days in advance of holidays generally observed by participants in these markets), or as permitted by the U.S. Securities and Exchange Commission (the "SEC"), the Fund reserves the right to advance the time that net asset value ("NAV") is calculated and, correspondingly, the time by which purchase and redemption orders must be received.

                                [GRAPHIC OMITTED]

16

TRANSACTION CUT-OFF TIMES

All shareholder transaction orders are processed at the NAV next determined after your transaction order is received with all of the necessary information, sometimes referred to as "good order," by the Fund's transfer agent, distributor, or authorized dealer. The following transaction cut-off times have been established in order to allow the transfer agent appropriate time to report the current day's trading activity to the Fund's Advisor. Any application that is sent to the transfer agent does not constitute a purchase order until the transfer agent processes the application and receives correct payment by check, wire transfer or ACH.

--------------------------------------------------------------------------------
METHOD                                                         CUT-OFF TIME
--------------------------------------------------------------------------------
By Mail                                                        Market Close
--------------------------------------------------------------------------------
By Phone                                                       Market Close
--------------------------------------------------------------------------------
By Internet                                                    Market Close
--------------------------------------------------------------------------------
By Financial Intermediary                                      Market Close*
--------------------------------------------------------------------------------

* EACH FINANCIAL INTERMEDIARY MAY HAVE ITS OWN RULES ABOUT SHARE TRANSACTIONS, AND MAY HAVE DIFFERENT CUT-OFF TIMES FOR PROCESSING YOUR TRANSACTION ORDER.

EARLY TRANSACTION CUT-OFF TIMES

On any day that the Fund calculates NAV earlier than normal, as described below, Rydex reserves the right to advance the time on that day by which shareholder transaction orders must be received by the transfer agent.

--------------------------------------------------------------------------------
CALCULATING NAV

The price at which you buy, sell and exchange shares is the net asset value per share, which is also known as NAV, plus any applicable redemption fee.

The Fund calculates its NAV by:

o     Taking the current market value of its total assets

o     Subtracting any liabilities

o     Dividing that amount by the total number of shares owned by shareholders

The Fund calculates NAV once each Business Day as of the regularly scheduled close of normal trading on the NYSE (normally, 4:00 p.m., Eastern Time). If the primary exchange or market where the Fund's securities or other investments trade closes early - such as on days in advance of holidays generally observed by participants in these markets - the Fund may calculate NAV as of the earlier closing time in accordance with the policies set forth in the Fund's SAI. For more information on these early closings, please call 800.820.0888 or visit the Rydex web site -www.rydexinvestments.com.
--------------------------------------------------------------------------------

                                [GRAPHIC OMITTED]

                                                                   PROSPECTUS 17

--------------------------------------------------------------------------------
In calculating NAV, the Fund generally values its investment portfolio based on the market price of the securities as of the time the Fund determines NAV. If market prices are unavailable or the Fund thinks that they are unreliable, the Fund prices those securities at fair value as determined in good faith using methods approved by the Board of Trustees. For example, market prices may be unavailable if trading in a particular portfolio security was halted during the day and did not resume prior to the Fund's NAV calculation. The Fund may view market prices as unreliable when the value of a security has been materially affected by events occurring after the market closes, but prior to the time as of which the Fund calculates NAV.

The use of fair valuation in pricing a security involves the consideration of a number of subjective factors and therefore, is susceptible to the unavoidable risk that the valuation may be higher or lower than the price at which the security might actually trade if a reliable market price were readily available.

More information about the valuation of the Fund's holdings can be found in the SAI.
--------------------------------------------------------------------------------

TRANSACTIONS THROUGH YOUR FINANCIAL INTERMEDIARY

If you opened your account through a financial intermediary, you will ordinarily submit your transaction orders through that financial intermediary. Your financial intermediary is responsible for ensuring that your transaction order is in good order, and promptly transmitting your order to the Fund. Transaction orders received in good order by your financial intermediary will be processed at the Fund's next determined NAV. Financial intermediaries may charge fees for the services they provide to you in connection with processing your transaction order or maintaining your account with them. Each financial intermediary may also have its own rules about minimum initial investment amounts, minimum account balances, share transactions, limits on the number of share transactions you are permitted to make in a given time period, and may have different cut-off times for processing your transaction order. For more information about your financial intermediary's rules and procedures, you should contact your financial intermediary directly.

BUYING FUND SHARES
--------------------------------------------------------------------------------

The Fund offers its shares continuously and investors may submit purchase orders to buy shares on any Business Day. However, Rydex reserves the right to reject or refuse, in whole or in part, any purchase order for Fund shares. Purchase orders, like any other share transaction, are subject to the Fund's transaction cut-off times and will be processed at the NAV next determined after your purchase order is received in good order. The Fund charges a 1.00%

                                [GRAPHIC OMITTED]

18

redemption fee on redemptions of shares made within ninety (90) days of the date of purchase. See "Frequent Purchases and Redemptions of Fund Shares" below for more information.

PURCHASE PROCEDURES

The Fund offers you the option to submit purchase orders through your financial intermediary or send purchase orders by mail, fax or internet and send purchase proceeds by check, wire transfer or ACH. The Fund does not accept cash or cash equivalents (such as travelers' checks, money orders or bearer bonds), government checks, third-party checks, starter checks or checks drawn on a line of credit (including credit card convenience checks). Cashiers checks, bank checks, official checks and treasurers' checks less than or equal to $10,000 are also not accepted. Rydex reserves the right to refuse other payment instruments if, in the sole discretion of Fund management, it is deemed to be in the best interests of the Fund. You may buy shares and send your purchase proceeds by any of the following methods:

--------------------------------------------------------------------------------
                          INITIAL PURCHASE              SUBSEQUENT PURCHASES
                   -------------------------------------------------------------
                   Complete the account            Complete the Rydex investment
                   application that corresponds    slip included with your
                   to the type of account you      quarterly statement or send
                   are opening.                    written purchase instructions
                                                   that include:
                   o  MAKE SURE TO DESIGNATE THE
                      RYDEX FUND(S) YOU WANT TO    o  YOUR NAME
                      PURCHASE.
                                                   o  YOUR SHAREHOLDER ACCOUNT
                   o  MAKE SURE YOUR INVESTMENT       NUMBER
                      MEETS THE ACCOUNT MINIMUM.
BY MAIL                                            o  THE RYDEX FUND(S) YOU WANT
IRA AND OTHER                                         TO PURCHASE.
RETIREMENT         -------------------------------------------------------------
ACCOUNTS REQUIRE           Make your check payable to RYDEX INVESTMENTS.
ADDITIONAL         -------------------------------------------------------------
PAPERWORK.              Your check must be drawn on a U.S. bank and payable
                                          in U.S. Dollars.
CALL RYDEX         -------------------------------------------------------------
CLIENT SERVICES      Include the name of the Rydex Fund(s) you want to purchase
TO REQUEST A                               on your check.
RETIREMENT
ACCOUNT INVESTOR        IF YOU DO NOT SPECIFY THE RYDEX FUND(S) YOU WANT TO
APPLICATION KIT.         PURCHASE, YOUR INVESTMENT WILL BE CREDITED TO THE
                              RYDEX U.S. GOVERNMENT MONEY MARKET FUND,
                             WHICH IS OFFERED IN A SEPARATE PROSPECTUS.
                   -------------------------------------------------------------
                     Mail your application and       Mail your written purchase
                             check to:               instructions and check to:
                   -------------------------------------------------------------
                   MAILING ADDRESS:
                   Rydex Investments
                   Attn: Ops. Dept.
                   9601 Blackwell Road, Suite 500
                   Rockville, MD 20850
--------------------------------------------------------------------------------

                                [GRAPHIC OMITTED]

                                                                   PROSPECTUS 19

--------------------------------------------------------------------------------
                          INITIAL PURCHASE              SUBSEQUENT PURCHASES
                   -------------------------------------------------------------
                   Submit new account paperwork,   Be sure to designate in your
                   and then call Rydex to obtain   wire instructions the Rydex
                   your account number.            Fund(s) you want to purchase.

                   o  MAKE SURE TO DESIGNATE THE
                      RYDEX FUND(S) YOU WANT TO
                      PURCHASE.

                   o  MAKE SURE YOUR INVESTMENT
                      MEETS THE ACCOUNT MINIMUM.
                   -------------------------------------------------------------
                   To obtain "same-day credit" (to get that Business Day's NAV) for your purchase order, YOU MUST CALL RYDEX CLIENT SERVICES AND PROVIDE THE FOLLOWING INFORMATION PRIOR TO THE TRANSACTION CUT-OFF TIME FOR THE RYDEX FUND(S) YOU ARE
                   PURCHASING:

                   o  Account Number
BY WIRE
                   o  Fund Name
RYDEX CLIENT
SERVICES PHONE     o  Amount of Wire
NUMBER:
800.820.0888 OR    o  Fed Wire Reference Number (upon request)
301.296.5406
                   You will receive a confirmation number to verify that your purchase order has been accepted.

                     IF YOU DO NOT NOTIFY RYDEX CLIENT SERVICES OF THE INCOMING
                     WIRE, YOUR PURCHASE ORDER WILL NOT BE PROCESSED UNTIL THE
                          BUSINESS DAY FOLLOWING THE RECEIPT OF THE WIRE.
                   -------------------------------------------------------------
                   WIRE INSTRUCTIONS:
                   U.S. Bank
                   Cincinnati, OH
                   Routing Number: 0420-00013
                   For Account of: Rydex Investments
                   Account Number: 48038-9030
                   [Your Name]
                   [Your shareholder account number]

                       IF YOU DO NOT SPECIFY WHICH RYDEX FUND(S) YOU WANT TO
                         PURCHASE, YOUR INVESTMENT WILL BE CREDITED TO THE
                              RYDEX U.S. GOVERNMENT MONEY MARKET FUND,
                             WHICH IS OFFERED IN A SEPARATE PROSPECTUS.
--------------------------------------------------------------------------------

                                [GRAPHIC OMITTED]

20

--------------------------------------------------------------------------------
                         INITIAL PURCHASE              SUBSEQUENT PURCHASES
                  -------------------------------------------------------------
                  Submit new account paper-       SUBSEQUENT PURCHASES MADE
                  work, and then call Rydex to    VIA ACH MUST BE A MINIMUM
                  obtain your account number.     OF $50. To make a subsequent
                  Be sure to complete the         purchase send written purchase
                  "Electronic Investing via       instructions that include:
                  ("ACH")" section. Then, fax
                  it to Rydex (ONLY Individual,   o  YOUR NAME
                  Joint and UGMA/UTMA
BY ACH            accounts may be opened by fax). o  YOUR SHAREHOLDER ACCOUNT
(FAX)                                                NUMBER
                  o  MAKE SURE TO INCLUDE A
RYDEX FAX            LETTER OF INSTRUCTION        o  THE RYDEX FUND(S) YOU WANT
NUMBER:              REQUESTING THAT WE PROCESS      TO PURCHASE
301.296.5103         YOUR PURCHASE BY ACH.
                                                  o  ACH BANK INFORMATION (IF
                  o  MAKE SURE TO DESIGNATE THE      NOT ON RECORD).
                     RYDEX FUND(S) YOU WANT TO
                     PURCHASE.

                  o  MAKE SURE YOUR INVESTMENT
                     MEETS THE ACCOUNT MINIMUM.

--------------------------------------------------------------------------------

BY ACH                     Follow the directions on the Rydex web site -
(INTERNET)                            www.rydexinvestments.com

--------------------------------------------------------------------------------

CANCELLED PURCHASE ORDERS

Rydex will ordinarily cancel your purchase order under the following circumstances:

      o     if your bank does not honor your check for any reason

      o     if the transfer agent (Rydex) does not receive your wire transfer

      o     if the transfer agent (Rydex) does not receive your ACH transfer

      o     if your bank does not honor your ACH transfer

IF YOUR PURCHASE ORDER IS CANCELLED FOR ANY OF THESE REASONS, YOU WILL NOT BE ENTITLED TO BENEFIT FROM ANY INCREASE IN NAV THAT THE FUND MAY HAVE EXPERIENCED FROM THE TIME OF YOUR ORDER TO THE TIME OF ITS CANCELLATION. IN ADDITION, IF THE FUND'S NAV DECREASES IN VALUE FROM THE TIME OF YOUR ORDER TO THE TIME OF ITS CANCELLATION, THE FUND WILL HOLD YOU LIABLE FOR ANY LOSSES THAT IT INCURS AS A RESULT OF YOUR CANCELLED ORDER.

                                [GRAPHIC OMITTED]

                                                                   PROSPECTUS 21

SELLING FUND SHARES
--------------------------------------------------------------------------------

The Fund redeems its shares continuously and investors may sell their shares back to the Fund on any Business Day. You may redeem all or any portion of your Fund shares at the Fund's next determined NAV calculated after your redemption order is received in good order by the transfer agent. Redemption orders, like any other share transaction, are subject to the Fund's transaction cut-off times and will be processed at the NAV next determined after your redemption order is received in good order by the transfer agent. The Fund charges a 1.00% redemption fee on redemptions of shares made within ninety (90) days of the date of purchase. See "Frequent Purchases and Redemptions of Fund Shares" below for more information.

The Fund may suspend your right to redeem your shares during times when trading on the NYSE is suspended or restricted, or otherwise as permitted by the SEC. The Fund reserves the right to pay part of your redemption proceeds in liquid securities with a market value equal to the redemption price.

REDEMPTION PROCEDURES

You will ordinarily submit your transaction order through your financial intermediary or other securities dealers through which you opened your shareholder account or through Rydex directly. The Fund also offers you the option to send redemption orders to Rydex by:

--------------------------------------------------------------------------------
                 Rydex Investments
MAIL             Attn: Ops. Dept.
                 9601 Blackwell Road, Suite 500
                 Rockville, MD 20850
--------------------------------------------------------------------------------
                 301.296.5103

FAX              If you send your redemption order by fax, you must call Rydex
                 Client Services at 800.820.0888 or 301.296.5406 to verify that your fax was received and when it will be processed.
--------------------------------------------------------------------------------
TELEPHONE        800.820.0888 or 301.296.5406 (not available for retirement accounts)
--------------------------------------------------------------------------------

Whether you transmit your redemption order by mail, fax or telephone, you must include the following information in your redemption order:

      o     your name

      o     your shareholder account number

      o     Fund name(s)

      o     dollar amount or number of shares you would like to sell

      o whether you want your sale proceeds sent to you by check, wire or ACH (a new alternate payee or new wire instructions may require a signature guarantee)

      o signature of account owner(s) (not required for telephone redemptions)

                                [GRAPHIC OMITTED]

22

You may only place a redemption order if you are the registered owner of the account or the registered owner has given Rydex written authorization to allow you to make redemptions from the account. You will receive a confirmation number for your redemption. Please retain it for your records.

DISTRIBUTIONS FROM QUALIFIED RETIREMENT ACCOUNTS

Distributions from your tax-qualified plan or individual retirement account
(IRA) may have adverse tax consequences to you. You should consult your tax adviser before redeeming shares and making distributions from your tax-qualified plan or IRA account. All requests for distributions of redemption proceeds from tax-qualified plan and IRA accounts must be in writing. All distributions from tax-qualified plans and IRAs are subject to tax withholding rules.

RECEIVING YOUR REDEMPTION PROCEEDS

Your redemption proceeds normally will be sent within seven days of the transfer agent receiving your request. For redemption orders that settle on federal bank holidays, your redemption proceeds will be sent on the next Business Day following the holiday. FOR INVESTMENTS MADE BY CHECK OR ACH (NOT WIRE PURCHASES), PAYMENT OF REDEMPTION PROCEEDS MAY BE DELAYED UNTIL THE TRANSFER AGENT IS REASONABLY SATISFIED THAT YOUR PURCHASE HAS CLEARED. IT MAY TAKE UP TO 15 DAYS FOR YOUR PURCHASE TO CLEAR.

All redemptions will be mailed to your address of record, sent electronically via ACH or wired to your bank account of record. You may request overnight mail service for an additional fee. If you request payment of redemption proceeds to a third party or to a location other than your address of record or bank account of record, your redemption request must be IN WRITING AND MUST INCLUDE A SIGNATURE GUARANTEE AND MAY NOT BE FAXED.

--------------------------------------------------------------------------------
SIGNATURE GUARANTEES

Signature guarantees help protect you and your account against fraud. You can obtain a signature guarantee at most banks and financial intermediaries. A notary public cannot provide a signature guarantee. You may not use fax to transmit a signature guarantee to the Fund.
--------------------------------------------------------------------------------

LOW BALANCE ACCOUNTS

To offset the administrative expense of servicing small accounts, the Fund may impose, without additional notice, an administrative fee of $15 per year during periods where your account balance falls below the account minimum requirements for any reason. The Fund may redeem your shares if the value of your account falls below the required minimum investment amount. However, the

                                [GRAPHIC OMITTED]

                                                                   PROSPECTUS 23

Fund will provide you with at least 30 days' written notice to allow you sufficient time to add to your account and avoid the redemption of your shares.

EXCHANGING FUND SHARES
--------------------------------------------------------------------------------

An exchange is when you sell shares of one Rydex Fund and use the proceeds from that sale to purchase shares of another Rydex Fund. Investors may make exchanges on any Business Day of H-Class Shares of any Rydex Fund for H-Class Shares (or Investor Class Shares or Advisor Class Shares, if applicable) of any other Rydex Fund on the basis of the respective NAVs of the shares involved. Exchange requests, like any other share transaction, will be processed at the NAV next determined after your exchange order is received in good order. Exchanges involving other Rydex Funds not included in this Prospectus may be subject to different transaction cut-off times. All exchange requests must be received by the Rydex Funds' transfer agent prior to the cut-off time of the Rydex Fund you are exchanging out of or the Rydex Fund you are exchanging into, whichever is earlier, to be processed at that Business Day's NAV. See "Exchanges with Other Rydex Funds" below for additional information. The exchange privilege may be modified or discontinued at any time.

EXCHANGE PROCEDURES

You will ordinarily submit your transaction order through your financial intermediary or other securities dealers through which you opened your shareholder account or through Rydex directly. The Fund also offers you the option to send exchange requests to Rydex by:

--------------------------------------------------------------------------------
                 Rydex Investments
MAIL             Attn: Ops. Dept.
                 9601 Blackwell Road, Suite 500
                 Rockville, MD 20850
--------------------------------------------------------------------------------
                 301.296.5101

FAX              If you send your exchange request by fax, you must call Rydex
                 Client Services at 800.820.0888 to verify that your fax was received and when it will be processed.
--------------------------------------------------------------------------------
TELEPHONE        800.820.0888 OR 301.296.5406
--------------------------------------------------------------------------------
INTERNET         Follow the directions on the Rydex web site -
                 www.rydexinvestments.com
--------------------------------------------------------------------------------

Whether you transmit your exchange request by mail, fax, telephone or inter-net, you must include the following information in your exchange request:

      o     your name

      o     your shareholder account number

                                [GRAPHIC OMITTED]

24

      o Fund name(s) you are exchanging out of (selling) and Fund name(s) you are exchanging into (buying)

      o dollar amount, number of shares or percentage of Fund position involved in the exchange

      o signature of account owner(s) (not required for telephone or internet exchanges)

You may only place exchange orders if you are the registered owner of the account or the registered owner has given Rydex written authorization to allow you to trade the account. You will receive a confirmation number for your exchange. Please retain it for your records.

MINIMUM EXCHANGE AMOUNTS

The minimum amount for an exchange is either $1,000 or 100% of the Fund position from which the exchange is coming, whichever is less. If you are exchanging the minimum amount, you may not split the proceeds between multiple Rydex Funds. If you place exchange transactions in shares or in percentages, the minimum exchange amount still applies. This minimum may be waived for accounts that are part of an asset allocation strategy.

EXCHANGES WITH OTHER RYDEX FUNDS

On any Business Day, investors may make exchanges of H-Class Shares of the Fund for H-Class Shares (or Investor Class Shares or Advisor Class Shares, if applicable) of any Rydex Fund not offered in this Prospectus. WHILE MOST RYDEX FUNDS OFFER UNLIMITED EXCHANGE PRIVILEGES WITH NO MINIMUM HOLDING PERIODS OR TRANSACTION FEES, CERTAIN RYDEX FUNDS, INCLUDING THE MANAGED FUTURES STRATEGY FUND, DO NOT ALLOW UNLIMITED TRADING. SEE "FREQUENT PURCHASES AND REDEMPTIONS OF FUND SHARES" FOR MORE INFORMATION. IF YOU ARE CONTEMPLATING AN EXCHANGE FOR SHARES OF ANY RYDEX FUND NOT OFFERED IN THIS PROSPECTUS, YOU SHOULD OBTAIN AND REVIEW THAT RYDEX FUND'S CURRENT PROSPECTUS BEFORE MAKING THE EXCHANGE. You can obtain a prospectus for any Rydex Fund not offered in this Prospectus by calling
800.820.0888 or 301.296.5406 or visiting the Rydex web site at www.rydexinvestments.com.

RYDEX ACCOUNT POLICIES
--------------------------------------------------------------------------------

SHAREHOLDER IDENTIFICATION AND VERIFICATION

Federal regulations may require the Fund to obtain your name, your date of birth (for a natural person), your residential street address or principal place of business and your Social Security Number, Employer Identification Number or other government issued identification when you open an account. Additional information may be required in certain circumstances or to open accounts for

                                [GRAPHIC OMITTED]

                                                                   PROSPECTUS 25

corporations or other entities. The Fund may use this information to attempt to verify your identity. The Fund may not be able to establish an account if the necessary information is not received. The Fund may also place limits on account transactions while it is in the process of attempting to verify your identity. Additionally, if the Fund is unable to verify your identity after your account is established, the Fund may be required to redeem your shares and close your account.

Rydex provides accounts for U.S. citizens and resident aliens. We will not open a new account for any non-resident aliens (natural person or entity). If you are unsure of your status please consult your tax adviser. Non-resident aliens may hold Rydex Funds through a financial intermediary, subject to that financial intermediary's requirements.

Customer identification and verification is part of the Fund's overall obligation to deter money laundering under applicable law. The Fund has adopted an anti-money laundering compliance program designed to prevent the Fund from being used for money laundering or the financing of terrorist activities. In this regard, the Fund reserves the right to (i) refuse, cancel or rescind any purchase or exchange order, (ii) freeze any account and/or suspend account services or (iii) involuntarily close your account in cases of threatening conduct or suspected fraudulent or illegal activity. These actions will be taken when, in the sole discretion of Fund management, they are deemed to be in the best interests of the Fund or in cases when the Fund is requested or compelled to do so by governmental or law enforcement authority. If your account is closed at the request of governmental or law enforcement authority, you may not receive proceeds of the redemption if the Fund is required to withhold such proceeds.

CHANGES TO YOUR ACCOUNT

For information on what is required to make changes and/or additions to your account, and to obtain the appropriate forms, please visit the Rydex web site at www.rydexinvestments.com or call 800.820.0888 or 301.296.5406. If you own shares that are registered in your intermediary's name, and you want to transfer the registration to another intermediary or want the shares registered in your name, then you should contact your intermediary for instructions on how to make this change.

TRANSACTIONS OVER TELEPHONE OR INTERNET

Internet and telephone transactions are extremely convenient, but are not risk free. To ensure that your internet and telephone transactions are safe, secure, and as risk-free as possible, the Rydex Funds have instituted certain safeguards and procedures for determining the identity of web site users (including the use of secure passwords and 128-bit encryption technology) and telephone callers

                                [GRAPHIC OMITTED]

26

and authenticity of instructions. As a result, neither the Fund nor its transfer agent will be responsible for any loss, liability, cost, or expense for following internet, telephone or wire instructions they reasonably believe to be genuine. If you or your intermediaries make exchange requests by telephone or internet, you will generally bear the risk of any loss. Neither the Fund, nor its transfer agent, is responsible for internet transactions that are not received.

During periods of unusually high market activity or other times, it may be difficult to reach Rydex by telephone or access our internet site. Rydex and its affiliates will not be liable for any losses resulting from a cause over which Rydex or its affiliates do not have direct control, including but not limited to the failure of electronic or mechanical equipment or communication lines, telephone or other interconnect problems (E.G., if you are unable to access your online service provider), input errors on the internet, severe weather, facilities emergencies, earthquakes, floods and strikes or other labor problems. If you are not able to reach Rydex by your regular medium, consider sending written instructions.

STATEMENTS & CONFIRMATIONS

You will receive statements and trade confirmations of your investment transactions. You may elect to suppress trade confirmations by requesting this option in writing or via the internet. You may choose to receive your confirmations and/or statements either by mail or electronically.

eDELIVERY SERVICES

eDelivery offers shareholders the convenience of receiving most communications (such as trade confirmations, statements, prospectuses and shareholder reports, etc.) from the Fund through the web via email notification. For more information on eDelivery, please visit the Rydex web site at www.rydexinvestments.com. The Fund reserves the right to discontinue your eDelivery service if two (2) or more e-mail notices are returned as undeliverable.

RYDEX EXPRESS LINE - 1(800) 717-7776

You may access information about the Rydex Funds and your Rydex account anytime with the Rydex Express Line. This automated line gives you telephone access to Rydex Fund information including NAVs, daily factors, fund assets and distributions as well as balance and history information on your Rydex account.

SERVICE AND OTHER FEES

Rydex may charge the following administrative fees on accounts held directly through the Fund's transfer agent for services associated with the following:

                                [GRAPHIC OMITTED]

                                                                   PROSPECTUS 27

      o     $15 for wire transfers of redemption proceeds under $5,000

      o     $50 on purchase checks returned for insufficient funds

      o $25 to stop payment of a redemption check within 10 Business Days of the settlement date

      o $15 for standard overnight packages (fee may be higher for special delivery options)

      o     $25 for bounced draft checks or ACH transactions

      o     $15 per year for low balance accounts

      o The Fund reserves the right, upon notice, to charge you a fee to cover the costs of special requests for information that require extensive research or employee resources. Such requests could include a request for historical account transcripts or the retrieval of a significant number of documents.

Rydex reserves the right to change any of these fees or add additional service fees at any time.

RETIREMENT ACCOUNT FEES

Certain retirement plans such as IRA, SEP, Roth IRA and 403(b) accounts, are charged an annual $15 maintenance fee. Upon liquidating your retirement account, a $15 account-closing fee (and any unpaid annual maintenance fee) will be deducted from the proceeds of your redemption. You may pay the annual maintenance fee at any time during the calendar year by sending Rydex a check. If the annual maintenance fee is not paid separately prior to December, it will be deducted from your account.

ACCOUNT FEE WAIVERS

Certain fees may be waived for accounts with balances equal to or greater than $250,000 at the time the fee is charged. The fees that may be waived are the Annual maintenance fee and account-closing fee for retirement accounts and the fee for wires less than $5,000.

FREQUENT PURCHASES AND REDEMPTIONS OF FUND SHARES

Unlike most other Rydex Funds, the Fund is not suitable for purchase by active investors. The Fund is intended for long-term investment purposes only and discourages shareholders from engaging in "market timing" or other types of excessive short-term trading. This frequent trading into and out of the Fund may present risks to the Fund's long-term shareholders, all of which could adversely affect shareholder returns. The risks posed by frequent trading include interfering with the efficient implementation of the Fund's investment strategies, triggering the recognition of taxable gains and losses on the sale of Fund

                                [GRAPHIC OMITTED]

28

investments, requiring the Fund to maintain higher cash balances to meet redemption requests, and experiencing increased transaction costs. Consequently, the Board of Trustees has adopted policies and procedures designed to prevent frequent purchases and redemptions of shares of the Fund.

In an effort to discourage short-term trading and defray costs incurred by shareholders as a result of same, the Board of Trustees has approved a 1.00% redemption fee to be imposed uniformly on all Fund shares redeemed within ninety
(90) days of the date of purchase (including shares of the Fund that are acquired through an exchange) subject to the limitations discussed below. The fee is deducted from the sale proceeds and cannot be paid separately, and any proceeds of the fee are credited to the assets of the Fund. The fee does not apply to shares purchased with reinvested dividends or distributions. In determining how long shares of the Fund have been held, the Fund assumes that shares held by the investor the longest period of time will be sold first. The redemption fee is applicable to Fund shares purchased either directly or through a financial intermediary, such as a broker-dealer. Transactions through financial intermediaries typically are placed with the Fund on an omnibus basis and include both purchase and sale transactions placed on behalf of multiple investors. The Fund requests that financial intermediaries assess the redemption fee on customer accounts and collect and remit the proceeds to the Fund. However, the Fund recognizes that due to operational and system limitations, intermediaries' methods for tracking and calculating the fee may be inadequate or differ in some respects from the Fund's. Therefore, to the extent that financial intermediaries are unable to collect the redemption fee, the Fund may not be able to defray the expenses associated with short-term trades made by that financial intermediary's customers.

The Fund reserves the right to waive the redemption fee in its discretion where either the Fund believes such waiver is in the best interests of the Fund, including certain categories of redemptions that the Fund reasonably believes may not raise frequent trading or market timing concerns or where the financial intermediary's processing systems are unable to properly apply the redemption fee. These categories currently include (i) participants in certain group retirement plans or group annuity contracts whose processing systems are incapable of properly applying the redemption fee to underlying shareholders;
(ii) redemptions resulting from certain transfers upon the death of a shareholder; (iii) redemptions by certain pension plans as required by law or by regulatory authorities; (iv) systematic redemptions; (v) retirement loans and withdrawals; and (vi) redemptions in accounts participating in certain approved asset allocation programs.

                                [GRAPHIC OMITTED]

                                                                   PROSPECTUS 29

For purposes of applying the Fund's policies, the Advisor may consider the trading history of accounts under common ownership or control. In addition, the Fund reserves the right to reject any purchase request by any investor or group of investors for any reason without prior notice, including, in particular, if the Advisor reasonably believes that the trading activity would be harmful or disruptive to the Fund. Although these policies are designed to deter frequent trading, none of these measures alone nor all of them taken together eliminate the possibility that frequent trading in the Fund will occur, particularly with respect to trades placed by shareholders that invest in the Fund through omnibus accounts maintained by brokers, retirement plan accounts and other financial intermediaries. The Fund's access to information about individual shareholder transactions made through such omnibus arrangements is often unavailable or severely limited. As a result, the Fund cannot assure that its policies will be enforced with regard to those Fund shares held through such omnibus arrangements (which may represent a majority of Fund shares), and as a result frequent trading could adversely affect the Fund and its long-term shareholders as discussed above.

RIGHTS RESERVED BY THE FUND

The Fund reserves the right to close your account in cases of suspected fraudulent or illegal activity in accordance with applicable law. This action may be taken when, in the sole discretion of Fund management, it is deemed to be in the best interests of the Fund or in cases where the Fund is requested or compelled to do so by applicable law. If your account is closed at the request of governmental or law enforcement authority or pursuant to applicable law, you may not receive proceeds of the redemption if the Fund is required to withhold such proceeds.

DISTRIBUTION AND SHAREHOLDER SERVICES
--------------------------------------------------------------------------------

The Fund has adopted a Distribution Plan and a Shareholder Services Plan with respect to H-Class Shares that allows the Fund to pay distribution and/or services fees to Rydex Distributors, Inc. (the "Distributor") and other firms that provide distribution and/or shareholder services ("Service Providers"). The Fund will pay distribution fees to the Distributor at an annual rate not to exceed 0.25% of average daily net assets, pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended. If a Service Provider provides shareholder services, the Fund will pay service fees to the Distributor at an annual rate not to exceed 0.25% of the average daily net assets of the Fund. The Distributor will, in turn, pay the Service Provider for the services it provides. Because the Fund pays these fees out of assets on an ongoing basis, over

                                [GRAPHIC OMITTED]

30

time these fees may cost you more than other types of sales charges and will increase the cost of your investment.

COMPENSATION TO DEALERS

The Advisor, at its expense, may provide compensation to financial intermediaries for the sale of Fund shares. These payments may be made, at the discretion of the Advisor, to certain dealers who have sold shares of the Rydex Funds. The level of payments made to dealers will generally vary, but may be significant. These payments may provide an incentive for dealers to sell shares of the Rydex Funds and promote the retention of their customer's assets in the Fund. Any payments described above will not change the price paid by investors for the purchase of the applicable Rydex Fund's shares or the amount that any particular Rydex Fund will receive as proceeds from such sales. The Advisor determines the extent of such payments in its sole discretion in response to requests from dealer firms, based on factors it deems relevant, such as the dealer's sales, assets, share class utilized and the quality of the dealer's relationship with the Advisor. The Advisor periodically determines the advisability of continuing these payments. The Advisor may also pay expenses associated with meetings that facilitate educating financial advisers and shareholders about the Rydex Funds that are conducted by dealers.

DIVIDENDS AND DISTRIBUTIONS
--------------------------------------------------------------------------------

TIMING OF PAYMENTS

Income dividends, if any, are paid at least annually by the Fund. If you own Fund shares on the Fund's record date, you will be entitled to receive the dividend. The Fund may declare and pay dividends on the same date. The Fund makes distributions of capital gains, if any, at least annually. The Fund, however, may declare a special capital gains distribution if the Board of Trustees believes that such a distribution would be in the best interests of the shareholders of the Fund.

DIVIDEND PAYMENT OPTIONS

Dividends and distributions will be paid in the form of additional Fund shares unless you have elected to receive payment in cash. If you did not elect to receive cash payments of dividends and distributions on your application, you must notify the Fund in writing to change your election prior to the date of the next distribution. Your election will become effective for dividends paid after the Fund receives your written notice. To cancel your election, simply send written notice to the Fund. Dividends and distributions with values of $10 or less may be automatically reinvested.

                                [GRAPHIC OMITTED]

                                                                   PROSPECTUS 31

TAX INFORMATION
--------------------------------------------------------------------------------

The following is a summary of some important tax issues that affect the Fund and its shareholders. The summary is based on current tax laws, which may be changed by legislative, judicial or administrative action. You should not consider this summary to be a detailed explanation of the tax treatment of the Fund, or the tax consequences of an investment in the Fund. MORE INFORMATION ABOUT TAXES IS LOCATED IN THE SAI. YOU ARE URGED TO CONSULT YOUR TAX ADVISER REGARDING SPECIFIC QUESTIONS AS TO FEDERAL, STATE AND LOCAL INCOME TAXES.

TAX STATUS OF THE FUND

The Fund is treated as a separate entity for federal tax purposes, and intends to qualify for the special tax treatment afforded regulated investment companies. As long as the Fund qualifies as a regulated investment company, it pays no federal income tax on the earnings it distributes to shareholders.

One of the requirements for qualification as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, is that the Fund derive at least 90% of its gross income for each taxable year from dividends, interest, payments with respect to certain securities loans, and gains from the sale or other disposition of stock, securities or foreign currencies, or other income derived with respect to its business of investing in such stock, securities or currencies ("Qualifying Income"). The status of the swap agreements and other commodity-linked derivative instruments under tests to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, has been recently addressed in Revenue Ruling 2006-1 and Revenue Ruling 2006-31 which provide that income from commodity-linked swaps in which the Fund invests will not be considered qualifying income after September 30, 2006. Accordingly, the Fund currently restricts its income from commodity-linked swaps (when combined with its other investments that produce non-qualifying income) to be less than 10 percent of its gross income.

If the Fund were to fail to qualify as a regulated investment company in any year, the Fund would be subject to federal income tax on its net income and capital gains at regular corporate income tax rates (without a deduction for distributions to shareholders). When distributed, that income would also be taxable to shareholders as an ordinary dividend to the extent attributable to the Fund's earnings and profits.

The Fund has received a private letter ruling from the IRS that concludes that certain commodities-linked notes held by the Fund will produce qualifying income for purposes of the regulated investment company qualification tests. The Advisor believes it can continue to successfully operate the Fund in a manner consistent with the Fund's current investment objective by investing in these commodities-linked structured notes. See "Dividends, Distributions and Taxes -- Special Tax Considerations" in the Fund's SAI.

                                [GRAPHIC OMITTED]

32

TAX STATUS OF DISTRIBUTIONS

      o The Fund will, at least annually, distribute substantially all of its net investment income and net capital gains income.

      o The income dividends and short-term capital gains distributions you receive from the Fund will be taxed as either ordinary income or qualified dividend income. Dividends that are qualified dividend income are eligible for the reduced maximum rate to individuals of 15% (5% for individuals in lower tax brackets) to the extent that the Fund receives qualified dividend income.

      o The Fund expects to distribute primarily ordinary income distributions.

      o Any long-term capital gains distributions you receive from the Fund are taxable as long-term capital gains regardless of how long you have owned your shares. Long-term capital gains are currently taxed at a maximum rate of 15%.

      o Absent further legislation, the maximum 15% tax rate on qualified dividend income and long-term capital gains will cease to apply to taxable years beginning after December 31, 2010.

      o Dividends and distributions are generally taxable to you whether you receive them in cash or in additional shares.

      o Corporate shareholders may be entitled to a dividends-received deduction for the portion of dividends they receive that are attributable to dividends received by the Fund from U.S. corporations, subject to certain limitations.

      o Long-term capital gains distributions will result from gains on the sale or exchange of capital assets held by the Fund for more than one year.

      o Distributions paid in January but declared by the Fund in October, November or December of the previous year may be taxable to you in the previous year.

      o The Fund will inform you of the amount of your ordinary income dividends, qualified dividend income, and long-term capital gain distributions shortly after the close of each calendar year.

      o If you hold your shares in a tax-qualified retirement account, you generally will not be subject to federal taxation on Fund distributions until you begin receiving distributions from your retirement account. You should consult your tax adviser regarding the tax rules that apply to your retirement account.

TAX STATUS OF SHARE TRANSACTIONS

EACH SALE, EXCHANGE, OR REDEMPTION OF FUND SHARES MAY BE A TAXABLE EVENT TO YOU. For tax purposes, an exchange of Fund shares for shares of a different Rydex Fund is treated the same as a sale. You should consider the tax

                                [GRAPHIC OMITTED]

                                                                   PROSPECTUS 33

consequences of any redemption or exchange before making such a request, especially with respect to redemptions if you invest in the Fund through a tax-qualified retirement plan.

STATE TAX CONSIDERATIONS

The Fund is not liable for any income or franchise tax in Delaware as long as it qualifies as a regulated investment company for federal income tax purposes. In addition to federal taxes, distributions by the Fund and ownership of Fund shares may be subject to state and local taxes. You should consult your tax adviser regarding how state and local tax laws affect your investment in Fund shares.

MANAGEMENT OF THE FUND
--------------------------------------------------------------------------------

INVESTMENT ADVISOR

Rydex Investments is located at 9601 Blackwell Road, Suite 500, Rockville, Maryland 20850, and serves as investment adviser of the Fund. The Advisor has served as the investment adviser of the Rydex Funds since each Rydex Fund's inception, and also serves as sub-adviser to several other mutual funds.

The Advisor makes investment decisions for the assets of the Fund and continuously reviews, supervises, and administers the Fund's investment program. The Board of Trustees of the Trust supervises the Advisor and establishes policies that the Advisor must follow in its day-to-day management activities. Pursuant to an investment advisory agreement between the Trust and the Advisor, the Fund paid the Advisor a fee for the fiscal year ended March 31, 2007 at an annualized rate based on the average daily net assets of the Fund, as set forth below:

                                                                       ADVISORY
FUND                                                                      FEE
--------------------------------------------------------------------------------
MANAGED FUTURES STRATEGY ...........................................     0.90%

The Advisor bears all of its own costs associated with providing these advisory services and the expenses of the members of the Board of Trustees who are affiliated with the Advisor. The Advisor may make payments from its own resources to broker-dealers and other financial institutions in connection with the sale of Fund shares.

A discussion regarding the basis for the Board's August 2006 approval of the Fund's investment advisory agreement is available in the Trust's September 30, 2006 Semi-Annual Report to Shareholders, which covers the period April 1, 2006 to September 30, 2006. A discussion regarding the basis for the Board's August 2007 approval of the Fund's investment advisory agreement will be available in the Alternative Investment Funds' September 30, 2007 Semi-Annual Report to Shareholders, which covers the period April 1, 2007 to September 30, 2007.

                                [GRAPHIC OMITTED]

34

PORTFOLIO MANAGEMENT

Mike Byrum, President and Chief Investment Officer ("CIO") of Rydex Investments, leads the Portfolio Department. Mr. Byrum's senior management team, called the Investment Leadership Team ("ILT"), consists of five investment professionals that are responsible for overseeing different functions within the Portfolio Department. Those members include Michael Dellapa as the Director of Research, Douglas Holmes as the Strategic Advisor, James King as the Director of Portfolio Management, David Reilly as the head of Portfolio Strategies, and Stephen Sachs as the Director of Trading. The role of the ILT is to set the overall policies of the Portfolio Department with respect to investment strategies and business development. The remainder of the Portfolio Department reports to the members of the ILT, and consists of a team of approximately 16 investment professionals that focus on research, trading, and implementing the portfolios.

On a day-to-day basis the following three individuals are jointly and primarily responsible for the management of the Fund.

MICHAEL P. BYRUM, CFA, President and CIO of Rydex Investments - As the CIO, Mr. Byrum has ultimate responsibility of the management of the Fund. He has been associated with Rydex Investments since the Advisor was founded in 1993. Mr. Byrum was named the President of Rydex Investments in 2004 and has served as Chief Investment Officer of Rydex Investments since 2000. During this time, he has played a key role in the development of the firm's investment strategies and product offerings. As Senior Portfolio Manager, Mr. Byrum was instrumental in the launch of the OTC, Precious Metals, Government Long Bond 1.2x Strategy, Inverse Government Long Bond Strategy, Inverse S&P 500 Strategy and Inverse OTC Strategy Funds, and helped to create the Sector Funds, all of which are offered in a separate prospectus. He was named Vice President of Portfolio for Rydex Investments in 1998, and Executive Vice President in 2000. Prior to joining Rydex Investments, Mr. Byrum worked for Money Management Associates, the investment adviser for Rushmore Funds, Inc. He holds a degree in finance from Miami University of Ohio and is a member of the CFA Institute and the Washington Society of Investment Analysts. Mr. Byrum has co-managed the Fund since its inception.

JAMES R. KING, CFA, Director of Portfolio Management - Mr. King is responsible for a team of portfolio managers who manage all of the Rydex Funds. He joined Rydex Investments in 1996 and was promoted to assistant portfolio manager in 1997. In 1998, he became a portfolio manager and was promoted in 2001 to senior portfolio manager and currently serves as director of portfolio management. Prior to joining Rydex Investments, Mr. King worked as a registered representative at DMG Securities. He holds a degree in finance from the University of Maryland. Mr. King has co-managed the Fund since its inception.

                                [GRAPHIC OMITTED]

                                                                   PROSPECTUS 35

MICHAEL J. DELLAPA, CFA, Director of Investment Research - Mr. Dellapa joined Rydex Investments in 2000 as a Research Analyst and was promoted to portfolio manager in 2003. During his tenure as a portfolio manager, he had direct oversight for the Russell 2000(R) 1.5x Strategy, Healthcare, Biotechnology, and Consumer Products Funds, all of which are offered in a separate prospectus. In 2005, Mr. Dellapa became Director of Investment Research. Since joining Rydex Investments, Mr. Dellapa has played a key role in developing research processes and systems to enhance current funds and develop new investment products. Prior to joining Rydex Investments, he worked as an equity analyst for Invista Capital and systems analyst for Accenture. He holds an engineering degree from the University of Maryland and MBA from the University of Chicago. Previously, he was owner/consultant of Dellapa Consulting Inc. as well as a senior consultant and an analyst at Andersen Consulting. Mr. Dellapa has co-managed the Fund since its inception.

Mr. Dellapa oversees the research and creation of the processes used to select investments. Mr. King oversees the day-to-day details of the portfolio management of all of the Rydex Funds. Mr. Byrum generally oversees all aspects of the management of all the Rydex Funds and reviews the activities of Messrs. King and Dellapa, as well as other aspects of the investment management portfolio department.

Additional information about the portfolio managers' compensation, other accounts managed by the portfolio managers, and the portfolio managers' ownership of securities in the Fund is available in the SAI.

                                [GRAPHIC OMITTED]

36

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

The financial highlights tables are intended to help you understand the Fund's financial performance for the past 5 years (or, if shorter, the period of operations of the Fund's H-Class Shares). Certain information reflects financial results for a single share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). The information provided

                                                              NET            NET
                                                           REALIZED       INCREASE
                                                              AND        (DECREASE)
                                NET ASSET       NET      UNREALIZED     IN NET ASSET    DISTRIBUTIONS   DISTRIBUTIONS
                                  VALUE,    INVESTMENT      GAINS           VALUE         FROM NET        FROM NET
                                BEGINNING     INCOME     (LOSSES) ON   RESULTING FROM    INVESTMENT       REALIZED
YEAR ENDED                      OF PERIOD     (LOSS)+    INVESTMENTS     OPERATIONS        INCOME           GAINS
---------------------------------------------------------------------------------------------------------------------
MANAGED FUTURES STRATEGY FUND
   (FORMERLY, MANAGED
   FUTURES FUND) H-CLASS
   MARCH 31, 2007*               $ 25.00       $ .09       $ (.06)         $  .03            $ --            $ --

* SINCE THE COMMENCEMENT OF OPERATIONS: MARCH 2, 2007 -- MANAGED FUTURES STRATEGY FUND H-CLASS.

**    ANNUALIZED

+     CALCULATED USING THE AVERAGE DAILY SHARES OUTSTANDING FOR THE YEAR.

++    TOTAL INVESTMENT RETURN HAS NOT BEEN ANNUALIZED.

SS.   LESS THAN $.01 PER SHARE

                                [GRAPHIC OMITTED]

                                                                   PROSPECTUS 37

below for the period ending March 31, 2007 has been audited by Ernst & Young LLP, whose report, along with the financial statements and related notes, appear in the Fund's 2007 Annual Report. The 2007 Annual Report is available by telephoning the transfer agent at 800.820.0888 or 301.296.5100. The 2007 Annual Report is incorporated by reference in the SAI.

                                                                                               RATIOS TO
                                                                                          AVERAGE NET ASSETS:
                                                                                         --------------------
                                                                                                                            NET
                                                          NET         NET                                                  ASSETS,
                                                       INCREASE      ASSET                            NET                  END OF
                                         REDEMPTION  (DECREASE) IN  VALUE,      TOTAL              INVESTMENT  PORTFOLIO   PERIOD
                              TOTAL         FEES       NET ASSET    END OF   INVESTMENT    TOTAL     INCOME     TURNOVER   (000'S
                          DISTRIBUTIONS  COLLECTED       VALUE      PERIOD    RETURN++   EXPENSES    (LOSS)       RATE    OMITTED)
----------------------------------------------------------------------------------------------------------------------------------
MANAGED FUTURES STRATEGY
   FUND
   (FORMERLY, MANAGED
   FUTURES FUND) H-CLASS
   MARCH 31, 2007*            $  --       $ -- SS.       $ .03      $ 25.03     0.12%     1.77%**    2.19%**      20%     $ 45,781

                                [GRAPHIC OMITTED]

38

BENCHMARK PUBLISHER INFORMATION
--------------------------------------------------------------------------------

THE FUND IS NOT SPONSORED, ENDORSED, SOLD OR PROMOTED BY STANDARD & POOR'S ("S&P") OR ALPHA FINANCIAL TECHNOLOGIES, INC. ("AFT"), THE OWNER OF THE S&P DTI. S&P AND AFT MAKE NO REPRESENTATION, CONDITION, WARRANTY, EXPRESS OR IMPLIED, TO THE OWNERS OF THE FUND OR ANY MEMBER OF THE PUBLIC REGARDING THE ADVISABILITY OF INVESTING IN SECURITIES GENERALLY OR IN THE FUND PARTICULARLY OR THE ABILITY OF THE S&P DTI TO PROVIDE A BASIS FOR SUPERIOR INVESTMENT PERFORMANCE. S&P'S AND AFT'S ONLY RELATIONSHIP TO LICENSEE IS THE LICENSING OF CERTAIN OF THEIR TRADEMARKS AND OF THE S&P DTI, WHICH IS DETERMINED, COMPOSED AND CALCULATED WITHOUT REGARD TO LICENSEE OR THE FUND. S&P AND AFT HAVE NO OBLIGATION TO TAKE THE NEEDS OF LICENSEE OR THE OWNERS OF THE FUND INTO CONSIDERATION IN DETERMINING, COMPOSING OR CALCULATING THE S&P DTI. S&P AND AFT ARE NOT RESPONSIBLE FOR AND HAVE NOT PARTICIPATED IN THE DETERMINATION OF THE PRICES AND AMOUNT OF THE FUND OR THE TIMING OF THE ISSUANCE OR SALE OF THE FUND OR IN THE DETERMINATION OR CALCULATION OF THE EQUATION BY WHICH THE FUND IS TO BE CONVERTED INTO CASH. S&P AND AFT HAVE NO OBLIGATION OR LIABILITY IN CONNECTION WITH THE ADMINISTRATION, MARKETING, OR TRADING OF THE FUND.

S&P AND AFT DO NOT GUARANTEE THE ACCURACY AND/OR THE COMPLETENESS OF THE S&P DTI OR ANY DATA INCLUDED THEREIN AND S&P SHALL HAVE NO LIABILITY FOR ANY ERRORS, OMISSIONS, OR INTERRUPTIONS THEREIN. S&P AND AFT MAKE NO WARRANTY OR CONDITION, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY LICENSEE, OWNERS OF THE FUND, OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE S&P DTI OR ANY DATA INCLUDED THEREIN. S&P AND AFT MAKE NO EXPRESS OR IMPLIED WARRANTIES OR CONDITIONS, AND EXPRESSLY DISCLAIM ALL WARRANTIES OR CONDITIONS OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE S&P DTI OR ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL S&P OR AFT HAVE ANY LIABILITY FOR ANY SPECIAL, PUNITIVE, INDIRECT, OR CONSEQUENTIAL DAMAGES (INCLUDING LOST PROFITS) RESULTING FROM THE USE OF THE S&P DTI OR ANY DATA INCLUDED THEREIN, EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.

MORE INFORMATION ABOUT THE BENCHMARK PUBLISHER IS LOCATED IN THE SAI.

                                [GRAPHIC OMITTED]

                                                                   PROSPECTUS 39

ADDITIONAL AND MORE DETAILED INFORMATION ABOUT THE FUND IS INCLUDED IN THE SAI DATED AUGUST 1, 2007. THE SAI HAS BEEN FILED WITH THE SEC AND IS INCORPORATED BY REFERENCE INTO THIS PROSPECTUS AND, THEREFORE, LEGALLY FORMS A PART OF THIS PROSPECTUS. THE SEC MAINTAINS THE EDGAR DATABASE ON ITS WEB SITE ("HTTP://WWW.SEC.GOV") THAT CONTAINS THE SAI, MATERIAL INCORPORATED BY REFERENCE, AND OTHER INFORMATION REGARDING REGISTRANTS THAT FILE ELECTRONICALLY WITH THE SEC. YOU MAY ALSO REVIEW AND COPY DOCUMENTS AT THE SEC PUBLIC REFERENCE ROOM IN WASHINGTON, D.C. (FOR INFORMATION ON THE OPERATION OF THE PUBLIC REFERENCE ROOM, CALL 202.551.8090). YOU MAY REQUEST DOCUMENTS FROM THE SEC BY MAIL, UPON PAYMENT OF A DUPLICATION FEE, BY WRITING TO: U.S. SECURITIES AND EXCHANGE COMMISSION, PUBLIC REFERENCE SECTION, WASHINGTON, D.C. 20549-0102 OR BY EMAILING THE SEC AT THE FOLLOWING ADDRESS: PUBLICINFO@SEC.GOV.

YOU MAY OBTAIN A COPY OF THE SAI OR THE ANNUAL OR SEMI-ANNUAL REPORTS, WITHOUT CHARGE BY CALLING 800.820.0888 OR 301.296.5100, VISITING THE RYDEX WEB SITE AT WWW.RYDEXINVESTMENTS.COM, OR WRITING TO RYDEX SERIES FUNDS, AT 9601 BLACKWELL ROAD, SUITE 500, ROCKVILLE, MARYLAND 20850. ADDITIONAL INFORMATION ABOUT THE FUND'S INVESTMENTS IS AVAILABLE IN THE ANNUAL AND SEMI-ANNUAL REPORTS. ALSO, IN THE FUND'S ANNUAL REPORT, YOU WILL FIND A DISCUSSION OF THE MARKET CONDITIONS AND INVESTMENT STRATEGIES THAT SIGNIFICANTLY AFFECTED THE FUND'S PERFORMANCE DURING THEIR LAST FISCAL YEAR.

NO ONE HAS BEEN AUTHORIZED TO GIVE ANY INFORMATION OR TO MAKE ANY
REPRESENTATIONS NOT CONTAINED IN THIS PROSPECTUS OR IN THE FUND'S SAI IN CONNECTION WITH THE OFFERING OF FUND SHARES. DO NOT RELY ON ANY SUCH INFORMATION OR REPRESENTATIONS AS HAVING BEEN AUTHORIZED BY THE FUND OR RYDEX INVESTMENTS. THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFERING BY THE FUND IN ANY JURISDICTION WHERE SUCH AN OFFERING IS NOT LAWFUL.

THE TRUST'S SEC REGISTRATION NUMBER IS 811-07584.

40

                                [GRAPHIC OMITTED]

[LOGO] RYDEXINVESTMENTS
              ESSENTIAL FOR MODERN MARKETS(R)

              9601 Blackwell Road o Suite 500 o Rockville, MD 20850
              800.820.0888 o www.rydexinvestments.com

              RMFH-1-0807x0808

                     ---------------------------------------
                      PLEASE SEE THE RYDEX PRIVACY POLICIES
                             INSIDE THE BACK COVER.
                     ---------------------------------------

                                [GRAPHIC OMITTED]


                                                              RYDEX SERIES FUNDS
                            A-CLASS AND C-CLASS SHARES PROSPECTUS AUGUST 1, 2007

                                                           DOMESTIC EQUITY FUNDS
                                                           MULTI-CAP CORE EQUITY
                                                                 SECTOR ROTATION

                                                    ALTERNATIVE INVESTMENT FUNDS
                                                      ABSOLUTE RETURN STRATEGIES
                                                            COMMODITIES STRATEGY
                                                         (FORMERLY, COMMODITIES)
                                                                   HEDGED EQUITY
                                                                     REAL ESTATE
                                                STRENGTHENING DOLLAR 2X STRATEGY
                                        (FORMERLY, DYNAMIC STRENGTHENING DOLLAR)
                                                    WEAKENING DOLLAR 2X STRATEGY
                                            (FORMERLY, DYNAMIC WEAKENING DOLLAR)

                                                         [LOGO] RYDEXINVESTMENTS
                                                 ESSENTIAL FOR MODERN MARKETS(R)

The U.S. Securities and Exchange Commission has not approved or disapproved the Trust's shares or passed upon the accuracy or adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

                                [GRAPHIC OMITTED]

TABLE OF CONTENTS
--------------------------------------------------------------------------------

DOMESTIC EQUITY FUNDS

   MULTI-CAP CORE EQUITY FUND ............................................     2

   SECTOR ROTATION FUND ..................................................     3

ALTERNATIVE INVESTMENT FUNDS

   ABSOLUTE RETURN STRATEGIES FUND .......................................     4

   COMMODITIES STRATEGY FUND .............................................     7

   HEDGED EQUITY FUND ....................................................     8

   REAL ESTATE FUND ......................................................    10

   STRENGTHENING DOLLAR 2X STRATEGY FUND .................................    11

   WEAKENING DOLLAR 2X STRATEGY FUND .....................................    13

PRINCIPAL RISKS OF INVESTING IN THE FUNDS ................................    15

DESCRIPTIONS OF PRINCIPAL RISKS ..........................................    17

FUND PERFORMANCE .........................................................    28

FUND FEES AND EXPENSES ...................................................    38

MORE INFORMATION ABOUT THE FUNDS .........................................    44

BENCHMARKS AND INVESTMENTS ...............................................    44

SHAREHOLDER INFORMATION ..................................................    51

TRANSACTION INFORMATION ..................................................    52

SALES CHARGES ............................................................    55

   A-CLASS SHARES ........................................................    55

   C-CLASS SHARES ........................................................    58

BUYING FUND SHARES .......................................................    59

SELLING FUND SHARES ......................................................    63

EXCHANGING FUND SHARES ...................................................    65

RYDEX ACCOUNT POLICIES ...................................................    66

DISTRIBUTION AND SHAREHOLDER SERVICES ....................................    72

DIVIDENDS AND DISTRIBUTIONS ..............................................    73

TAX INFORMATION ..........................................................    73

MANAGEMENT OF THE FUNDS ..................................................    75

FINANCIAL HIGHLIGHTS .....................................................    80

INDEX PUBLISHERS INFORMATION .............................................    86

ADDITIONAL INFORMATION ...................................................    87

                     ---------------------------------------
                      PLEASE SEE THE RYDEX PRIVACY POLICIES
                             INSIDE THE BACK COVER.
                     ---------------------------------------

                                [GRAPHIC OMITTED]

                                                                    PROSPECTUS 1

                               RYDEX SERIES FUNDS
                                 A-CLASS SHARES
                                 C-CLASS SHARES

            9601 BLACKWELL ROAD, SUITE 500, ROCKVILLE, MARYLAND 20850
             800.820.0888 o 301.296.5100 o WWW.RYDEXINVESTMENTS.COM

--------------------------------------------------------------------------------

DOMESTIC EQUITY FUNDS
ALTERNATIVE INVESTMENT FUNDS

--------------------------------------------------------------------------------


Rydex Series Funds (the "Trust") is a mutual fund complex offering a number of professionally managed investment portfolios (funds) that are grouped into several categories according to each fund's investment strategy. This Prospectus decribes A-Class Shares and C-Class Shares of the following funds (the "Funds") which are grouped into the following categories:

DOMESTIC EQUITY FUNDS - Multi-Cap Core Equity Fund and Sector Rotation Fund

ALTERNATIVE INVESTMENT FUNDS - Absolute Return Strategies Fund, Commodities Strategy Fund, Hedged Equity Fund, Real Estate Fund, Strengthening Dollar 2x Strategy Fund and Weakening Dollar 2x Strategy Fund

A-Class Shares and C-Class Shares of the Funds are sold through broker-dealers and other financial institutions ("financial intermediaries") whose clients take part in certain asset allocation investment programs. Investors may exchange shares of the Funds through your financial intermediary or directly through the Rydex web site - www.rydexinvestments.com - or over the phone. Unlike most other Rydex Funds, the Multi-Cap Core Equity Fund, Sector Rotation Fund, Absolute Return Strategies Fund, Commodities Strategy Fund and Hedged Equity Fund are intended for long-term investment purposes only, and are not suitable for purchase by active investors.


RISKS OF INVESTING IN THE FUNDS

The value of the Funds may fluctuate. In addition, Fund shares:

      o     MAY DECLINE IN VALUE, AND YOU MAY LOSE MONEY

      o     ARE NOT FEDERALLY INSURED

      o     ARE NOT GUARANTEED BY ANY GOVERNMENT AGENCY

      o     ARE NOT BANK DEPOSITS

      o     ARE NOT GUARANTEED TO ACHIEVE THEIR OBJECTIVES

                                [GRAPHIC OMITTED]

2

MULTI-CAP CORE EQUITY
--------------------------------------------------------------------------------
A-CLASS (RYASX)                                                  C-CLASS (RYQCX)

FUND OBJECTIVE

The Multi-Cap Core Equity Fund seeks long-term capital appreciation. The investment objective is non-fundamental and may be changed without shareholder approval.

PRINCIPAL INVESTMENT STRATEGY

The Fund invests in a broad mix of equity securities of companies representative of the total U.S. stock market as measured by the Russell 3000(R) Index. The Fund pursues its investment objective by investing in securities within the small, medium and large market capitalization segments that demonstrate value and potential for growth.

Rydex Investments (the "Advisor") uses a quantitative investment strategy based on a set of factors that it believes are indicative of future value and growth, such as relative price-to-book ratios and free-cash flow growth measures, to select the Fund's investments within each of the capitalization segments. The Advisor will allocate the Fund's investments among the capitalization segments, generally in equal amounts, and uses disciplined rebalancing to maintain a targeted exposure to each. The Fund primarily invests in equity securities, but may also invest in derivatives designed to provide exposure to equity securities and indices, such as futures contracts, options and swap transactions.

Under normal circumstances, the Fund will invest substantially all (at least 80%) of its net assets, plus any borrowings for investment purposes, in equity securities, and/or derivatives thereof. This is a non-fundamental policy that can be changed by the Fund upon 60 days' prior notice to shareholders.


PRINCIPAL RISKS

The Multi-Cap Core Equity Fund is subject to a number of risks that may affect the value of its shares, including:

      o     Counterparty Credit Risk

      o     Depositary Receipt Risk

      o     Derivatives Risk

      o     Early Closing Risk

      o     Investment Style Risk

      o     Market Risk

      o     Non-Diversification Risk

      o     Portfolio Turnover Risk

      o     Small-Capitalization and Mid-Capitalization Securities Risk

      o     Trading Halt Risk

Please see "Descriptions of Principal Risks" on page 17 for a discussion of each of the principal risks that apply to the Fund.

                                [GRAPHIC OMITTED]

                                                                    PROSPECTUS 3

SECTOR ROTATION FUND
--------------------------------------------------------------------------------
A-CLASS (RYAMX)                                                  C-CLASS (RYISX)

FUND OBJECTIVE

The Sector Rotation Fund seeks long-term capital appreciation. The investment objective is non-fundamental and may be changed without shareholder approval.

PRINCIPAL INVESTMENT STRATEGY

The Fund seeks to respond to the dynamically changing economy by moving its investments among different sectors or industries. Each month the Advisor, using a quantitative methodology, ranks approximately sixty-three different industries based on several measures of price momentum. The Fund then invests in the top ranked industries. Subject to maintaining adequate liquidity in the Fund, each industry or sector investment is intended to represent the entire industry or sector. The Fund invests in equity securities, including small and mid-cap securities, such as U.S. traded common stocks and American Depository Receipts ("ADRs"), but may also invest in equity derivatives such as futures contracts, options and swap agreements. The Fund may also enter into short sales.


PRINCIPAL RISKS

The Sector Rotation Fund is subject to a number of risks that may affect the value of its shares, including:

      o     Counterparty Credit Risk

      o     Depositary Receipt Risk

      o     Derivatives Risk

      o     Early Closing Risk

      o     Investment Style Risk

      o     Market Risk

      o     Non-Diversification Risk

      o     Portfolio Turnover Risk

      o     Short Sales Risk

      o     Small-Capitalization and Mid-Capitalization Securities Risk

      o     Trading Halt Risk

Please see "Descriptions of Principal Risks" on page 17 for a discussion of each of the principal risks that apply to the Fund.

                                [GRAPHIC OMITTED]

4

ABSOLUTE RETURN STRATEGIES FUND
--------------------------------------------------------------------------------
A-CLASS (RYMQX)                                                  C-CLASS (RYMRX)

FUND OBJECTIVE

The Absolute Return Strategies Fund seeks to provide capital appreciation consistent with the return and risk characteristics of the hedge fund universe. The secondary objective is to achieve these returns with low correlation to, and less volatility than, equity indices. The investment objective is non-fundamental and may be changed without shareholder approval.

PRINCIPAL INVESTMENT STRATEGY

The Fund pursues multiple investment styles or mandates that correspond to investment strategies widely employed by hedge funds, including strategies sometimes referred to as absolute return strategies. In particular, the Fund will pursue those investment strategies that may be replicated through proprietary quantitative style analysis. These investment strategies include, but are not limited to, those described below.

LONG/SHORT EQUITY - Pursuant to a long/short equity investment strategy, portfolio managers seek to profit from investing on both the long and short sides of equity markets. The Advisor seeks to execute this investment strategy by creating portfolios that include, but are not limited to, one or more of the following directional and/or non-directional positions: long equity, market neutral value, market neutral capitalization, market neutral growth and market neutral momentum.

EQUITY MARKET NEUTRAL - Pursuant to an equity market neutral investment strategy, portfolio managers seek to profit from exploiting pricing relationships between different equities or related securities while typically hedging exposure to overall equity market movements. The Advisor seeks to execute this strategy by creating portfolios that may include, but are not limited to, one or more of the following directional and/or non-directional positions: market neutral value, market neutral capitalization, market neutral growth, market neutral momentum and market neutral illiquidity premiums.

FIXED INCOME ARBITRAGE - Pursuant to a fixed income arbitrage investment strategy, portfolio managers seek to profit from relationships between different fixed income securities or fixed income and equity securities; leveraging long and short positions in securities that are related mathematically or economically. The Advisor seeks to execute this strategy by creating portfolios that may include, but are not limited to, one or more of the following directional and/or non-directional positions: long fixed income, duration neutral default spreads and convertible arbitrage.

                                [GRAPHIC OMITTED]

                                                                    PROSPECTUS 5

MERGER ARBITRAGE - Pursuant to a merger arbitrage investment strategy, portfolio managers invest simultaneously in long and short positions in both companies involved in a merger or acquisition. Risk arbitrageurs typically invest in long positions in the stock of the company to be acquired and short the stock of the acquiring company. The Advisor seeks to execute this investment strategy by creating a portfolio consisting primarily of instruments that provide exposure to merger arbitrage spreads.

GLOBAL MACRO - Pursuant to a global macro strategy, portfolio managers seek to profit from changes in currencies, commodity prices, and market volatility. The Advisor seeks to execute this strategy by creating portfolios that include, but are not limited to, one or more of the following directional and/or non-directional positions: directional currency trades, directional commodity trades, currency spread trades, and volatility arbitrage spread trades.

Each of these investment strategies may incorporate one or more directional and/or non-directional positions. In general, directional positions seek to benefit from market movement in one direction or the other. In contrast, non-directional positions seek to benefit from both upward and downward movement in one or more markets. The Fund will predominately have a long exposure to directional and non-directional positions. However, there may be times that the Fund will have a short exposure to directional and/or non-directional positions. For more information about directional and non-directional positions, see "Advisor's Investment Methodology."

The Fund may use moderate leverage subject to internally imposed investment constraints designed to limit the amount of loss resulting from such leverage. The Fund's use of directional and non-directional positions and internal investment controls result in a portfolio of assets designed to provide appropriate hedge fund portfolio characteristics as well as providing risk diversification.

The Fund may be long or short in a broad mix of financial assets including U.S. and foreign equities of any capitalization range, currencies, commodities, futures, options, swap agreements, high yield securities, and corporate debt. The Fund may hold U.S. Government securities or cash equivalents to collateralize its derivative positions.

                                [GRAPHIC OMITTED]

6


PRINCIPAL RISKS

The Absolute Return Strategies Fund is subject to a number of risks that may affect the value of its shares, including:

      o     Counterparty Credit Risk

      o     Depositary Receipt Risk

      o     Derivatives Risk

      o     Early Closing Risk

      o     Fixed Income Risk

      o     Foreign Currency Risk

      o     High Yield Risk

      o     Investment in Investment Companies Risk

      o     Leveraging Risk

      o     Market Risk

      o     Non-Diversification Risk

      o     Portfolio Turnover Risk

      o     Short Sales Risk

      o     Small-Capitalization and Mid-Capitalization Securities Risk

      o     Trading Halt Risk

Please see "Descriptions of Principal Risks" on page 17 for a discussion of each of the principal risks that apply to the Fund.

                                [GRAPHIC OMITTED]

                                                                    PROSPECTUS 7


COMMODITIES STRATEGY FUND
(FORMERLY, COMMODITIES FUND)
--------------------------------------------------------------------------------
A-CLASS (RYMEX)                                                  C-CLASS (RYMSX)

FUND OBJECTIVE

The Commodities Strategy Fund seeks to provide investment results that correlate to the performance of a benchmark for commodities. The Fund's current benchmark is the S&P GSCI(TM) Commodity Index. The investment objective is non-fundamental and may be changed without shareholder approval.

PRINCIPAL INVESTMENT STRATEGY

The Commodities Strategy Fund seeks exposure to the performance of the commodities markets. The Fund will seek to gain exposure to the S&P GSCI(TM) Commodity Index by investing in commodity-linked structured notes, exchange traded funds ("ETFs") that provide exposure to the commodities markets and in commodity linked derivative instruments, including swap agreements, commodity options, and futures and options on futures, and equity securities. Investing in derivative instruments enables the Fund to pursue its objective without investing directly in physical commodities. It is anticipated that the Fund's investment exposure will tend to be heavily weighted toward oil and other energy-related commodities. On a day-to-day basis, the Fund holds U.S. Government securities or cash equivalents to collateralize these futures and options contracts.

PRINCIPAL RISKS

The Commodities Strategy Fund is subject to a number of risks that may affect the value of its shares, including:

      o     Commodity-Linked Derivative Investment Risk

      o     Counterparty Credit Risk

      o     Derivatives Risk

      o     Early Closing Risk

      o     Energy Sector Concentration Risk

      o     Industry Concentration Risk

      o     Investments in Investment Companies Risk

      o     Market Risk

      o     Non-Diversification Risk

      o     Tax Risk

      o     Tracking Error Risk

      o     Trading Halt Risk

Please see "Descriptions of Principal Risks" on page 17 for a discussion of each of the principal risks that apply to the Fund.

                                [GRAPHIC OMITTED]

8

HEDGED EQUITY FUND
--------------------------------------------------------------------------------
A-CLASS (RYSLX)                                                  C-CLASS (RYSSX)

FUND OBJECTIVE

The Hedged Equity Fund seeks to provide capital appreciation consistent with the return and risk characteristics of the long/short hedge fund universe. The secondary objective is to achieve these returns with low correlation to and less volatility than equity indices. The investment objective is non-fundamental and may be changed without shareholder approval.

PRINCIPAL INVESTMENT STRATEGY

The Fund pursues a long/short investment strategy by employing multiple investment styles widely used by hedge funds. In particular, the Fund will pursue those long/short investment styles that may be replicated through proprietary quantitative style analysis. These long/short investment styles include, but are not limited to, those described below.

LONG/SHORT VALUE - Pursuant to a long/short value investment style, portfolio managers seek to profit from buying long or selling short equities and/or equity-related securities based on value signals. The Advisor seeks to execute this investment style by creating portfolios that include, but are not limited to, one or more of the following directional and/or non-directional positions: long equity, market neutral value and market neutral capitalization.

LONG/SHORT GROWTH - Pursuant to a long/short growth investment style, portfolio managers seek to profit from buying long or selling short equities and/or equity-related securities based on growth signals. The Advisor seeks to execute this investment style by creating portfolios that include, but are not limited to, one or more of the following directional and/or non-directional positions: long equity, market neutral growth and market neutral capitalization.

LONG/SHORT MOMENTUM - Pursuant to a long/short momentum investment style, portfolio managers seek to profit from buying long or selling short equities and/or equity-related securities based on price momentum signals. The Advisor attempts to execute this investment style by creating portfolios that include, but are not limited to, one or more of the following directional and/or non-directional positions: long equity, market neutral momentum and market neutral capitalization.

COVERED CALL WRITING - Pursuant to a covered call writing investment strategy, portfolio managers seek to generate potential returns through the sale of call options covered by the holdings in the portfolio. The Advisor seeks to execute this investment style by creating portfolios that include, but are not limited to, one or more of the following directional and/or non-directional positions: long equity and covered call options.

                                [GRAPHIC OMITTED]

                                                                    PROSPECTUS 9

Each of these investment styles may incorporate one or more directional and/or non-directional positions. In general, directional positions seek to benefit from market movement in one direction or the other. In contrast, non-directional positions seek to benefit from both upward and downward movement in one or more markets. The Fund will predominately have a long exposure to directional and non-directional positions. However, there may be times that the Fund will have a short exposure to directional and/or non-directional positions. For more information about directional and non-directional positions, see "Advisor's Investment Methodology."

The Fund may use moderate leverage subject to internally imposed investment constraints designed to limit the amount of loss resulting from such leverage. The Fund's use of directional and non-directional positions and internal investment controls result in a portfolio of assets designed to provide appropriate long/short hedge fund portfolio characteristics as well as providing risk diversification. The Fund invests in core long positions at all times and, as a result, tends to have a long market bias.

Under normal circumstances, the Fund will invest at least 80% of its net assets, plus any borrowings for investment purposes, in long and short positions in U.S. and foreign equity securities of any capitalization range, or derivatives thereof, including futures, options and swap agreements. This is a non-fundamental policy that can be changed by the Fund upon 60 days' notice to shareholders. The Fund may invest its remaining assets in directional and non-directional fixed income investments.


PRINCIPAL RISKS

The Hedged Equity Fund is subject to a number of risks that may affect the value of its shares, including:

      o     Counterparty Credit Risk

      o     Depositary Receipt Risk

      o     Derivatives Risk

      o     Early Closing Risk

      o     Fixed Income Risk

      o     Investment in Investment Companies Risk

      o     Leveraging Risk

      o     Market Risk

      o     Non-Diversification Risk

      o     Portfolio Turnover Risk

      o     Short Sales Risk

      o     Small-Capitalization and Mid-Capitalization Securities Risk

      o     Trading Halt Risk

Please see "Descriptions of Principal Risks" on page 17 for a discussion of each of the principal risks that apply to the Fund.

                                [GRAPHIC OMITTED]

10

REAL ESTATE FUND
--------------------------------------------------------------------------------
A-CLASS (RYREX)                                                  C-CLASS (RYCRX)

FUND OBJECTIVE

The Real Estate Fund seeks to provide capital appreciation by investing in companies that are involved in the real estate industry including real estate investment trusts ("REITs") (collectively, "Real Estate Companies"). The investment objective is non-fundamental and may be changed without shareholder approval.

PRINCIPAL INVESTMENT STRATEGY

Under normal circumstances, the Fund will invest substantially all (at least 80%) of its net assets in equity securities of Real Estate Companies that are traded in the United States. This is a non-fundamental policy that can be changed by the Fund upon 60 days' notice to shareholders. In addition, the Fund will invest to a significant extent in the securities of Real Estate Companies that have small to mid-sized capitalizations. Real Estate Companies, which also include master limited partnerships, are primarily engaged in the ownership, construction, management, financing or sale of residential, commercial or industrial real estate. Real Estate Companies may also include companies whose products and services are related to the real estate industry, such as building supply manufacturers, mortgage lenders, or mortgage servicing companies. The Fund may also engage in futures and options transactions, and purchase ADRs and U.S. Government securities.


PRINCIPAL RISKS

The Real Estate Fund is subject to a number of risks that may affect the value of its shares, including:

      o     Active Trading Risk

      o     Depositary Receipt Risk

      o     Derivatives Risk

      o     Early Closing Risk

      o     Industry Concentration Risk

      o     Market Risk

      o     Non-Diversification Risk

      o     Real Estate Sector Concentration Risk

      o     Small-Capitalization and Mid-Capitalization Securities Risk

      o     Trading Halt Risk

Please see "Descriptions of Principal Risks" on page 17 for a discussion of each of the principal risks that apply to the Fund.

                                [GRAPHIC OMITTED]

                                                                   PROSPECTUS 11


STRENGTHENING DOLLAR 2X STRATEGY FUND
(FORMERLY, DYNAMIC STRENGTHENING DOLLAR FUND)
--------------------------------------------------------------------------------
A-CLASS (RYSDX)                                                  C-CLASS (RYSSX)

FUND OBJECTIVE

The Strengthening Dollar 2x Strategy Fund seeks to provide investment results that will match the performance of a specific benchmark on a daily basis. The Fund's current benchmark is 200% of the performance of the U.S. Dollar Index(R) (the "underlying index"). The investment objective is non-fundamental and may be changed without shareholder approval.

If the Fund meets its objectives, the value of the Fund's shares will tend to increase on a daily basis by 200% of the value of any increase in the underlying index (E.G., if the index goes up by 5%, the value of the Fund's shares should go up by 10% on that day). When the value of the underlying index declines, the value of the Fund's shares should decrease on a daily basis by 200% of the value of any decrease in the underlying index (E.G., if the underlying index goes down by 5%, the value of the Fund's shares should go down by 10% on that day). For more information about the effects of leverage, please see "Understanding Compounding and the Effect of Leverage."

PRINCIPAL INVESTMENT STRATEGY

The Strengthening Dollar 2x Strategy Fund employs as its investment strategy a program of investing in derivative instruments, such as index swaps, currency forward contracts, futures contracts, and options on securities and futures contracts. Investing in derivative instruments enables the Fund to pursue its investment objective without investing directly in the securities included in the underlying index, or in the same proportion that those securities are represented in the underlying index. On a day-to-day basis, the Strengthening Dollar 2x Strategy Fund holds U.S. Government securities or cash equivalents to collateralize these futures and options contracts. The Strengthening Dollar 2x Strategy Fund also may enter into repurchase agreements. The U.S. Dollar Index(R) is a broad based, diversified index representing an investment in the U.S. Dollar. The New York Board of Trade determines the value of the U.S. Dollar Index(R) by averaging the exchange rates between the U.S. Dollar and the Euro, Japanese Yen, British Pound, Canadian Dollar, Swedish Krona, and Swiss Franc.


INVESTOR PROFILE

Investors who expect the U.S. Dollar Index(R) to go up and want highly accelerated investment gains when it does so. These investors must also be willing to bear the risk of equally accelerated losses if the U.S. Dollar Index(R) goes down.

                                [GRAPHIC OMITTED]

12


PRINCIPAL RISKS

The Strengthening Dollar 2x Strategy Fund is subject to a number of risks that may affect the value of its shares, including:

      o     Active Trading Risk

      o     Counterparty Credit Risk

      o     Derivatives Risk

      o     Early Closing Risk

      o     Foreign Currency Risk

      o     Leveraging Risk

      o     Non-Diversification Risk

      o     Tracking Error Risk

      o     Trading Halt Risk

Please see "Descriptions of Principal Risks" on page 17 for a discussion of each of the principal risks that apply to the Fund.

                                [GRAPHIC OMITTED]

                                                                   PROSPECTUS 13


WEAKENING DOLLAR 2X STRATEGY FUND
(FORMERLY, DYNAMIC WEAKENING DOLLAR FUND)
--------------------------------------------------------------------------------
A-CLASS (RYWDX)                                                  C-CLASS (RYWJX)

FUND OBJECTIVE

The Weakening Dollar 2x Strategy Fund seeks to provide investment results that will match the performance of a specific benchmark on a daily basis. The Fund's current benchmark is 200% of the inverse (opposite) performance of the U.S. Dollar Index(R) (the "underlying index"). The investment objective is non-fundamental and may be changed without shareholder approval.

If the Fund meets its objectives, the value of the Fund's shares will tend to increase on a daily basis by 200% of the value of any decrease in the underlying index (E.G., if the index goes down by 5%, the value of the Fund's shares should go up by 10% on that day). When the value of the underlying index increases, the value of the Fund's shares should decrease on a daily basis by 200% of the value of any increase in the underlying index (E.G., if the underlying index goes up by 5%, the value of the Fund's shares should go down by 10% on that day). For more information about the effects of leverage, please see "Understanding Compounding and the Effect of Leverage."

PRINCIPAL INVESTMENT STRATEGY

The Weakening Dollar 2x Strategy Fund employs as its investment strategy a program of engaging in short sales of securities and investing in derivative instruments, such as index swaps, currency forward contracts, futures contracts, and options on securities and futures contracts. Engaging in short sales and investing in derivative instruments enables the Fund to pursue its objective without investing directly in the securities included in the underlying index, or in the same proportion that those securities are represented in the underlying index. On a day-to-day basis, the Weakening Dollar 2x Strategy Fund holds U.S. Government securities or cash equivalents to collateralize these futures and options contracts. The Weakening Dollar 2x Strategy Fund also may enter into repurchase agreements. The U.S. Dollar Index(R) is a broad based, diversified index representing an investment in the U.S. Dollar. The New York Board of Trade determines the value of the U.S. Dollar Index(R) by averaging the exchange rates between the U.S. Dollar and the Euro, Japanese Yen, British Pound, Canadian Dollar, Swedish Krona, and Swiss Franc.


INVESTOR PROFILE

Investors who expect the U.S. Dollar Index(R) to go down and want highly accelerated investment gains when it does so. These investors must also be willing to bear the risk of equally accelerated losses if the U.S. Dollar Index(R) goes up.

                                [GRAPHIC OMITTED]

14


PRINCIPAL RISKS

The Weakening Dollar 2x Strategy Fund is subject to a number of risks that may affect the value of its shares, including:

      o     Active Trading Risk

      o     Counterparty Credit Risk

      o     Derivatives Risk

      o     Early Closing Risk

      o     Foreign Currency Risk

      o     Leveraging Risk

      o     Non-Diversification Risk

      o     Short Sales Risk

      o     Tracking Error Risk

      o     Trading Halt Risk

Please see "Descriptions of Principal Risks" on page 17 for a discussion of each of the principal risks that apply to the Fund.

                                [GRAPHIC OMITTED]

                                                                   PROSPECTUS 15


PRINCIPAL RISKS OF INVESTING IN THE FUNDS
--------------------------------------------------------------------------------

As indicated below, the Funds are subject to a number of risks that may affect the value of the Funds' shares. Please see "Descriptions of Principal Risks" immediately following the table for more detailed information about the principal risks of the Funds.

-----------------------------------------------------------------------------------------------------------------------
                                                              MULTI-CAP               ABSOLUTE
                                                                CORE       SECTOR      RETURN     COMMODITIES   HEDGED
                                                               EQUITY     ROTATION   STRATEGIES    STRATEGY     EQUITY
                                                                FUND        FUND        FUND         FUND        FUND
-----------------------------------------------------------------------------------------------------------------------
Active Trading Risk
-----------------------------------------------------------------------------------------------------------------------
Commodity-Linked Derivatives Investment Risk                                                            X
-----------------------------------------------------------------------------------------------------------------------
Counterparty Credit Risk                                          X           X           X             X          X
-----------------------------------------------------------------------------------------------------------------------
Depositary Receipt Risk                                           X           X           X                        X
-----------------------------------------------------------------------------------------------------------------------
Derivatives Risk                                                  X           X           X             X          X
-----------------------------------------------------------------------------------------------------------------------
Early Closing Risk                                                X           X           X             X          X
-----------------------------------------------------------------------------------------------------------------------
Energy Sector Concentration Risk                                                                        X
-----------------------------------------------------------------------------------------------------------------------
Fixed Income Risk                                                                         X                        X
-----------------------------------------------------------------------------------------------------------------------
Foreign Currency Risk                                                                     X
-----------------------------------------------------------------------------------------------------------------------
High Yield Risk                                                                           X
-----------------------------------------------------------------------------------------------------------------------
Industry Concentration Risk                                                                             X
-----------------------------------------------------------------------------------------------------------------------
Investment in Investment Companies Risk                                                   X             X          X
-----------------------------------------------------------------------------------------------------------------------
Investment Style Risk                                             X           X
-----------------------------------------------------------------------------------------------------------------------
Leveraging Risk                                                                           X                        X
-----------------------------------------------------------------------------------------------------------------------
Market Risk                                                       X           X           X             X          X
-----------------------------------------------------------------------------------------------------------------------
Non-Diversification Risk                                          X           X           X             X          X
-----------------------------------------------------------------------------------------------------------------------
Portfolio Turnover Risk                                           X           X           X                        X
-----------------------------------------------------------------------------------------------------------------------
Real Estate Sector Concentration Risk
-----------------------------------------------------------------------------------------------------------------------
Short Sales Risk                                                              X           X                        X
-----------------------------------------------------------------------------------------------------------------------
Small-Capitalization and Mid-Capitalization Securities Risk       X           X           X                        X
-----------------------------------------------------------------------------------------------------------------------
Tax Risk                                                                                                X
-----------------------------------------------------------------------------------------------------------------------
Tracking Error Risk                                                                                     X
-----------------------------------------------------------------------------------------------------------------------
Trading Halt Risk                                                 X           X           X             X          X
-----------------------------------------------------------------------------------------------------------------------

                                [GRAPHIC OMITTED]

16

-------------------------------------------------------------------------------------------------
                                                                       STRENGTHENING   WEAKENING
                                                               REAL      DOLLAR 2X     DOLLAR 2X
                                                              ESTATE      STRATEGY      STRATEGY
                                                               FUND         FUND          FUND
-------------------------------------------------------------------------------------------------
Active Trading Risk                                              X           X             X
-------------------------------------------------------------------------------------------------
Commodity-Linked Derivatives Investment Risk
-------------------------------------------------------------------------------------------------
Counterparty Credit Risk                                                     X             X
-------------------------------------------------------------------------------------------------
Depositary Receipt Risk                                          X
-------------------------------------------------------------------------------------------------
Derivatives Risk                                                 X           X             X
-------------------------------------------------------------------------------------------------
Early Closing Risk                                               X           X             X
-------------------------------------------------------------------------------------------------
Energy Sector Concentration Risk
-------------------------------------------------------------------------------------------------
Fixed Income Risk
-------------------------------------------------------------------------------------------------
Foreign Currency Risk                                                        X             X
-------------------------------------------------------------------------------------------------
High Yield Risk
-------------------------------------------------------------------------------------------------
Industry Concentration Risk                                      X
-------------------------------------------------------------------------------------------------
Investment in Investment Companies Risk
-------------------------------------------------------------------------------------------------
Investment Style Risk
-------------------------------------------------------------------------------------------------
Leveraging Risk                                                              X             X
-------------------------------------------------------------------------------------------------
Market Risk                                                      X
-------------------------------------------------------------------------------------------------
Non-Diversification Risk                                         X           X             X
-------------------------------------------------------------------------------------------------
Portfolio Turnover Risk
-------------------------------------------------------------------------------------------------
Real Estate Sector Concentration Risk                            X
-------------------------------------------------------------------------------------------------
Short Sales Risk                                                                           X
-------------------------------------------------------------------------------------------------
Small-Capitalization and Mid-Capitalization Securities Risk      X
-------------------------------------------------------------------------------------------------
Tax Risk
-------------------------------------------------------------------------------------------------
Tracking Error Risk                                                          X             X
-------------------------------------------------------------------------------------------------
Trading Halt Risk                                                X           X             X
-------------------------------------------------------------------------------------------------

                                [GRAPHIC OMITTED]

                                                                   PROSPECTUS 17

DESCRIPTIONS OF PRINCIPAL RISKS
--------------------------------------------------------------------------------

ACTIVE TRADING RISK - A significant portion of the Fund's assets may come from investors who take part in certain strategic and tactical asset allocation programs. These programs often recommend frequent trading of Fund shares to take advantage of anticipated changes in market conditions. Therefore, the Advisor anticipates that investors who take part in these programs may frequently redeem or exchange shares of the Fund, which may cause the Fund to experience high portfolio turnover. High portfolio turnover may result in the Fund paying higher levels of transaction costs and generating greater tax liabilities for shareholders. In addition, large movements of assets into and out of the Fund may negatively impact the Fund's ability to achieve its investment objective. In certain circumstances, the Fund's expense ratios may vary from current estimates or the historical ratio disclosed in this Prospectus.

COMMODITY-LINKED DERIVATIVE INVESTMENT RISK - The Fund's exposure to the commodities markets may subject the Fund to greater volatility than investments in traditional securities. Because the value of a commodity-linked derivative investment typically is based upon the price movements of a physical commodity (such as heating oil, livestock, or agricultural products), a commodity futures contract or commodity index, or some other readily measurable economic variable, the value of commodity-linked derivative instruments may be affected by changes in overall market movements, volatility of the underlying benchmark, changes in interest rates, or factors affecting a particular industry or commodity, such as drought, floods, weather, livestock disease, embargoes, tariffs and international economic, political and regulatory developments.

      INDEX-LINKED AND COMMODITY-LINKED "STRUCTURED" SECURITIES - The Fund invests in derivative instruments with principal and/or coupon payments linked to the value of commodities, commodity futures contracts, or the performance of commodity indices, such as the S&P GSCI(TM) Commodity Index. These are "commodity-linked" or "index-linked" securities. They are sometimes referred to as "structured securities" because the terms of the instrument may be structured by the issuer of the security and the purchaser of the security, such as the Fund. These securities may be issued by banks, brokerage firms, insurance companies and other corporations.

      The value of these securities will rise or fall in response to changes in the underlying commodity or related index or investment. These securities expose the Fund economically to movements in commodity prices. In addition to commodity price risk, the securities also are subject to credit and interest rate risks that in general affect the values of debt securities.

                                [GRAPHIC OMITTED]

18

      Therefore, at maturity, the Fund may receive more or less principal than it originally invested. The Fund might receive interest payments that are more or less than the stated coupon interest payments.

      STRUCTURED NOTE RISK - The Fund intends to invest in commodity, currency and financial-linked structured notes to a significant extent. Commodity-linked structured notes provide exposure, which may include long and/or short exposure, to the investment returns of "real assets" (I.E., assets that have tangible properties such as oil, gold and silver) that trade in the commodities markets without investing directly in physical commodities. The performance of these notes is determined by the price movement of the commodities underlying the note. Currency and financial-linked structured notes provide exposure to the investment returns of currencies and financial instruments. A highly liquid secondary market may not exist for the structured notes, and there can be no assurance that one will develop. However, on April 10, 2006, Rydex received a private letter ruling from the IRS that concluded that commodity-linked structured notes will produce qualifying income for a regulated investment company under the Internal Revenue Code of 1986, as amended. Consequently, the Advisor believes that other mutual funds may increase their investment in commodity-linked structured notes leading to the creation and maintenance of a more liquid secondary market.

COUNTERPARTY CREDIT RISK - The Fund may invest in financial instruments involving counterparties for the purpose of attempting to gain exposure to a particular group of securities or asset class without actually purchasing those securities or investments, or to hedge a position. Such financial instruments include, but are not limited to, total return, index, interest rate, and credit default swap agreements, and in the case of the Commodities Strategy Fund, structured notes. The Fund will use short-term counterparty agreements to exchange the returns (or differentials in rates of return) earned or realized in particular predetermined investments or instruments. The Fund will not enter into any agreement involving a counterparty unless the Advisor believes that the other party to the transaction is creditworthy. The use of swap agreements and structured notes involves risks that are different from those associated with ordinary portfolio securities transactions. For example, the Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty. If a counterparty defaults on its payment obligations to the Fund, this default will cause the value of your investment in the Fund to decrease. In addition, the Fund may enter into swap agreements with a limited number of counterparties, and the Commodities Strategy Fund may invest in commodity-linked structured notes issued by a limited number of issuers that will act as counterparties,

                                [GRAPHIC OMITTED]

                                                                   PROSPECTUS 19

which may increase the Fund's exposure to counterparty credit risk. Swap agreements also may be considered to be illiquid.

      CREDIT DEFAULT SWAP RISK - The Absolute Return Strategies Fund may enter into credit default swap agreements. A credit default swap agreement is an agreement between two parties: a buyer of credit protection and a seller of credit protection. The Fund may be either the buyer of credit protection against a designated event of default, restructuring or other credit related event (each a "Credit Event") or the seller of credit protection in a credit default swap. The buyer in a credit default swap agreement is obligated to pay the seller a periodic stream of payments over the term of the swap agreement. If no Credit Event occurs, the seller of credit protection will have received a fixed rate of income throughout the term of the swap agreement. If a Credit Event occurs, the seller of credit protection must pay the buyer of credit protection the full notional value of the reference obligation through either physical settlement or cash settlement. If no Credit Event occurs, the buyer of credit protection will have made a series of periodic payments through the term of the swap agreement. However, if a Credit Event occurs, the buyer of credit protection will receive the full notional value of the reference obligation either through physical settlement or cash settlement from the seller of credit protection. A credit default swap may involve greater risks than if the Funds invested directly in the underlying reference obligations. For example, a credit default swap may increase a Fund's credit risk because it has exposure to both the issuer of the underlying reference obligation and the counterparty to the credit default swap. In addition, credit default swap agreements may be difficult to value depending on whether an active market exists for the credit default swaps in which the Fund invests.

DEPOSITARY RECEIPT RISK - The Fund may hold the securities of non-U.S. companies in the form of American Depositary Receipts ("ADRs"). The underlying securities of the ADRs in the Fund's portfolio are usually denominated or quoted in currencies other than the U.S. Dollar. As a result, changes in foreign currency exchange rates may affect the value of the Fund's portfolio. Generally, when the U.S. Dollar rises in value against a foreign currency, a security denominated in that currency loses value because the currency is worth fewer U.S. Dollars. In addition, because the underlying securities of ADRs trade on foreign exchanges at times when the U.S. markets are not open for trading, the value of the securities underlying the ADRs may change materially at times when the U.S. markets are not open for trading, regardless of whether there is an active U.S. market for shares of the Fund or underlying fund. Investments in the underlying foreign securities may involve risks not typically associated with investing in U.S. companies. Foreign securities markets generally have less

                                [GRAPHIC OMITTED]

20

trading volume and less liquidity than U.S. markets, and prices in some foreign markets can be extremely volatile due to increased risks of adverse issuer, political, regulatory, market, or economic developments. Many foreign countries lack accounting and disclosure standards comparable to those that apply to U.S. companies, and it may be more difficult to obtain reliable information regarding a foreign issuer's financial condition and operations. In addition, transaction costs and costs associated with custody services are generally higher for foreign securities than they are for U.S. securities.

DERIVATIVES RISK - The Fund may invest a percentage of its assets in derivatives, such as futures and options contracts, to pursue its investment objective. The use of such derivatives may expose the Fund to additional risks that it would not be subject to if it invested directly in the securities underlying those derivatives. The Fund may use futures contracts and related options for bona fide hedging purposes to offset changes in the value of securities held or expected to be acquired. They may also be used to gain exposure to a particular market or instrument, to create a synthetic money market position, and for certain other tax-related purposes. The Fund will only enter into futures contracts traded on a national futures exchange or board of trade. Futures and options contracts are described in more detail below:

      FUTURES CONTRACTS - Futures contracts and options on futures contracts provide for the future sale by one party and purchase by another party of a specified amount of a specific security at a specified future time and at a specified price. An option on a futures contract gives the purchaser the right, in exchange for a premium, to assume a position in a futures contract at a specified exercise price during the term of the option. Index futures are futures contracts for various indices that are traded on registered securities exchanges.

      OPTIONS - The buyer of an option acquires the right to buy (a call option) or sell (a put option) a certain quantity of a security (the underlying security) or instrument at a certain price up to a specified point in time. The seller or writer of an option is obligated to sell (a call option) or buy (a put option) the underlying security. When writing (selling) call options on securities, the Fund may cover its positions by owning the underlying security on which the option is written or by owning a call option on the underlying security. Alternatively, the Fund may cover its positions by maintaining, in a segregated account, cash or liquid securities equal in value to the exercise price of the call options written by the Fund.

The risks associated with the Fund's use of futures and options contracts include:

                                [GRAPHIC OMITTED]

                                                                   PROSPECTUS 21

      o The Fund experiencing losses that exceed losses experienced by funds that do not use futures contracts and options.

      o There may be an imperfect correlation between the changes in market value of the securities held by the Fund and the prices of futures and options on futures.

      o Although the Fund will only purchase exchange-traded futures, due to market conditions there may not always be a liquid secondary market for a futures contract. As a result, the Fund may be unable to close out its futures contracts at a time which is advantageous.

      o Trading restrictions or limitations may be imposed by an exchange, and government regulations may restrict trading in futures contracts and options.

      o Because option premiums paid or received by the Fund are small in relation to the market value of the investments underlying the options, buying and selling put and call options can be more speculative than investing directly in securities.

EARLY CLOSING RISK - The normal close of trading of securities listed on Nasdaq and the NYSE is 4:00 p.m., Eastern Time. Unanticipated early closings of securities exchanges and other financial markets may result in the Fund's inability to buy or sell securities or other financial instruments on that day. If an exchange or market closes early on a day when the Fund needs to execute a high volume of trades late in a trading day, the Fund might incur substantial trading losses.

ENERGY SECTOR CONCENTRATION RISK - The risk that energy sector commodities that the Fund purchases will underperform the market as a whole either by declining in value or failing to perform as well. To the extent that the Fund's investments are concentrated in the same economic sector, the Fund is subject to legislative or regulatory changes, adverse market conditions and/or increased competition affecting that economic sector. The prices of energy sector commodities may fluctuate widely due to changes in value, which depend largely on the price and supply of energy fuels, international political events relating to oil producing countries, energy conservation, the success of exploration projects, and tax and other governmental regulatory policies.

FIXED INCOME RISK - The market value of fixed income investments, and financial instruments related to those fixed income investments, will change in response to interest rate changes and other factors, such as changes in the effective maturities and credit ratings of fixed income investments. During periods of falling interest rates, the values of outstanding fixed income securities generally rise. Falling interest rates may cause an issuer to redeem or "call" a security before its stated maturity, which may result in the Fund having to reinvest the

                                [GRAPHIC OMITTED]

22

proceeds in lower yielding securities. Conversely, during periods of rising interest rates, the values of such securities and related financial instruments generally decline. While securities with longer maturities tend to produce higher yields, the prices of longer maturity securities are also subject to greater market fluctuations as a result of changes in interest rates. Fixed income investments are also subject to credit risk, which is the possibility that the credit strength of an issuer will weaken and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default.

FOREIGN CURRENCY RISK - The Fund's investments in securities denominated in foreign currencies are subject to currency risk. Similarly, the Strengthening Dollar 2x Strategy Fund's exposure to the U.S. Dollar Index(R) subjects the Fund to the risk that foreign currencies will appreciate in value relative to the U.S. Dollar. Conversely, the Weakening Dollar 2x Strategy Fund's exposure to the U.S. Dollar Index(R) subjects the Fund to the risk that foreign currencies will depreciate in value relative to the U.S. Dollar.

Currency risks include the following:

      o The value of the Fund's assets measured in U.S. Dollars may be affected by changes in currency exchange rates and exchange control regulations.

      o The Fund may incur transaction costs in connection with conversions between various currencies.

Under normal circumstances, the Fund does not plan to hedge against the risks of variation in currency exchange rates relative to the U.S. Dollar. As a result, the value of securities denominated in foreign currencies can change significantly when foreign currencies strengthen or weaken relative to the U.S. Dollar.

HIGH YIELD RISK - Below investment grade fixed income securities, or junk bonds, are high-yield, high risk securities and are considered speculative. The value of these securities often fluctuates in response to company, political, or economic developments and declines significantly over short periods of time or during periods of general economic difficulty. Below investment grade fixed income securities generally pay higher yields (greater income) than investment in higher-quality securities; however, below investment grade securities involve greater risk to timely payment of principal and interest, including the possibility of default or bankruptcy of the issuers of the security. An economic downturn or period of rising interest rates could adversely affect the market for these securities and reduce the Fund's ability to sell these securities (liquidity risk). These securities can also be thinly traded or have restrictions on resale, making them difficult to sell at an acceptable price. If the issuer of a security is in default with respect to interest or principal payments, the Fund may lose its entire investment.

                                [GRAPHIC OMITTED]

                                                                   PROSPECTUS 23

INDUSTRY CONCENTRATION RISK - With the exception of the Commodities Strategy and Real Estate Funds none of the Funds will invest 25% or more of the value of a Fund's total assets in the securities of one or more issuers conducting their principal business activities in the same industry or group of industries. The Real Estate Fund invests in the securities of a limited number of issuers conducting business in the real estate market sector and therefore may be concentrated in an industry or group of industries within the sector. Similarly, the Commodities Strategy Fund invests, to a significant extent, in commodities or commodity-linked derivatives concentrated in the same economic sector. The risk of concentrating Fund investments in a limited number of issuers conducting business in the same industry or group of industries is that a Fund will be more susceptible to the risks that are associated with that industry or group of industries than a fund that does not concentrate its investments.

INVESTMENT IN INVESTMENT COMPANIES RISK - The Fund may purchase shares of investment companies, such as ETFs, UITs, and closed-end investment companies to gain exposure to a particular portion of the market while awaiting an opportunity to purchase securities directly. When the Fund invests in an investment company, in addition to directly bearing the expenses associated with its own operations, it will bear a pro rata portion of the investment company's expenses. Further, in part because of these additional expenses, the performance of an investment company may differ from the performance the Fund would achieve if it invested directly in the underlying investments of the investment company. In addition, while the risks of owning shares of an investment company generally reflect the risks of owning the underlying investments of the investment company, the Fund may be subject to additional or different risks than if the Fund had invested directly in the underlying investments. For example, shares of an ETF are traded at market prices, which may vary from the net asset value of its underlying investments. In addition, the Fund may invest in investment companies or other pooled investment vehicles that are not registered pursuant to the Investment Company Act of 1940, as amended, and therefore, is not subject to the regulatory scheme of the Investment Company Act of 1940, as amended.

The Commodities Strategy Fund may invest to a significant extent in shares of ETFs to gain exposure to its benchmark. ETFs are pooled investment vehicles, which may be managed or unmanaged, that generally seek to track the performance of a specific index. Although individual shares of an ETF are traded on an exchange (such as the NYSE, Amex, or NASDAQ), large blocks of shares of ETFs are redeemable at net asset value. This ability to redeem large blocks of shares has historically resulted in the market price of individual shares of ETFs being at or near the net asset value of the ETF's underlying investments.

                                [GRAPHIC OMITTED]

24

INVESTMENT STYLE RISK - The Multi-Cap Core Equity Fund is subject to the risk that the Advisor's use of a multi-cap value and growth-oriented investment strategy may cause the Fund to underperform other types of mutual funds that use different investment strategies during periods when multi-cap value and growth-oriented investing is out of favor. The Sector Rotation Fund is subject to the risk that the Advisor's use of a price momentum-driven investment strategy may cause the Fund to underperform other types of mutual funds that use different investment strategies during periods when price momentum investing is out of favor.

LEVERAGING RISK - The more the Fund invests in leveraged instruments, the more this leverage will magnify any losses on those investments. Since the Strengthening Dollar 2x Strategy Fund's and Weakening Dollar 2x Strategy Fund's investment strategies involve consistently applied leverage, the value of the Funds' shares will tend to increase or decrease more than the value of any increase or decrease in its benchmark. Leverage will also have the effect of magnifying tracking error risk.

MARKET RISK - The Fund may invest in public and privately issued securities, which may include common and preferred stocks, bonds, warrants, and rights, as well as derivatives and financial instruments that attempt to track the price movement of securities or commodities indices. Investments in securities and derivatives in general are subject to market risks that may cause their prices to fluctuate over time. The Fund's investments may decline in value due to factors affecting securities or commodities markets generally, or particular countries, segments, economic sectors, industries or companies within those markets. The value of a security may decline due to general economic and market conditions which are not specifically related to a particular issuer, such as real or perceived adverse economic conditions or changes in interest or currency rates. The value of securities convertible into equity securities, such as warrants or convertible debt, is also affected by prevailing interest rates, the credit quality of the issuer and any call provision. Fluctuations in the value of securities and financial instruments in which the Fund invests will cause the net asset value of the Fund to fluctuate. Historically, the markets have moved in cycles, and the value of the Fund's securities and derivatives may fluctuate drastically from day to day. Because of its link to the markets, an investment in the Multi-Cap Core Equity Fund, Sector Rotation Fund, Absolute Return Strategies Fund, Commodities Strategy Fund and Hedged Equity Fund may be more suitable for long-term investors who can bear the risk of short-term principal fluctuations, which at times may be significant.

NON-DIVERSIFICATION RISK - Because the Fund is non-diversified, it can invest in the securities of a limited number of issuers. To the extent that the Fund invests a significant percentage of its assets in a limited number of issuers,

                                [GRAPHIC OMITTED]

                                                                   PROSPECTUS 25

the Fund is subject to the risks of investing in those few issuers, and may be more susceptible to a single adverse economic or regulatory occurrence. As a result, changes in the market value of a single security could cause greater fluctuations in the value of Fund shares than would occur in a diversified fund.

PORTFOLIO TURNOVER RISK - The Fund's strategy may frequently involve buying and selling portfolio securities to rebalance the Fund's exposure to various market sectors. Higher portfolio turnover may result in the Fund paying higher levels of transaction costs and generating greater tax liabilities for shareholders. Portfolio turnover risk may cause the Fund's performance to be less than you expect.

REAL ESTATE SECTOR CONCENTRATION RISK - The risk that the securities of Real Estate Companies that the Fund purchases will underperform the market as a whole. To the extent that the Fund's investments are concentrated in Real Estate Companies, the Fund is subject to legislative or regulatory changes, adverse market conditions and/or increased competition affecting Real Estate Companies. Investments in Real Estate Companies may also subject the Fund to the risks associated with the direct ownership of real estate. The general performance of the real estate industry has historically been cyclical and particularly sensitive to economic downturns. Changes in prevailing real estate values and rental income, interest rates and changing demographics may affect the value of securities of issuers in the real estate industry. Also, Equity REITs may be affected by changes in the value of the underlying property owned by the REITs, while Mortgage REITs may be affected by the quality of the credit extended. In addition to these risks, REITs are dependent on specialized management skills, and some REITs may have investments in relatively few properties, in a small geographic area, or a single type of property. These factors may increase the volatility of the Fund's investments in REITs.

SHORT SALES RISK - Short sales are transactions in which the Fund sells a security it does not own. To complete the transaction, the Fund must borrow the security to make delivery to the buyer. The Fund is then obligated to replace the security borrowed by purchasing the security at the market price at the time of replacement. The price at such time may be higher or lower than the price at which the security was sold by the Fund. If the underlying security goes down in price between the time the Fund sells the security and buys it back, the Fund will realize a gain on the transaction. Conversely, if the underlying security goes up in price during the period, the Fund will realize a loss on the transaction. Any such loss is increased by the amount of premium or interest the Fund must pay to the lender of the security. Likewise, any gain will be decreased by the amount of premium or interest the Fund must pay to the lender of the security. The Fund is also required to segregate other assets on its books to cover its obligation to return the security to the lender which means that those other assets

                                [GRAPHIC OMITTED]

26

may not be available to meet the Fund's needs for immediate cash or other liquidity. The Fund's investment performance may also suffer if the Fund is required to close out a short position earlier than it had intended. This would occur if the securities lender required the Fund to deliver the securities the Fund borrowed at the commencement of the short sale and the Fund was unable to borrow the securities from another securities lender or otherwise obtain the security by other means. In addition, the Fund may be subject to expenses related to short sales that are not typically associated with investing in securities directly, such as costs of borrowing and margin account maintenance costs associated with the Fund's open short positions. These expenses negatively impact the performance of the Fund. For example, when the Fund short sells an interest-bearing security, such as a bond, it is obligated to pay the interest on the security it has sold. This cost is partially offset by the interest earned by the Fund on the investment of the cash generated by the short sale. Similarly, when the Fund sells short an equity security that pays a dividend, it is obligated to pay the dividend on the security it has sold. However, a dividend paid on a security sold short generally reduces the market value of the shorted security and thus, increases the Fund's unrealized gain or reduces the Fund's unrealized loss on its short sale transaction. To the extent that the interest rate and/or dividend that the Fund is obligated to pay is greater than the interest earned by the Fund on investments, the performance of the Fund will be negatively impacted. These types of short sales expenses are sometimes referred to as the "negative cost of carry," and will tend to cause the Fund to lose money on a short sale even in instances where the price of the underlying security sold short does not change over the duration of the short sale.

SMALL-CAPITALIZATION AND MID-CAPITALIZATION SECURITIES RISK - In comparison to securities of companies with large capitalizations, securities of small and medium-capitalization companies may have more price volatility, greater spreads between their bid and ask prices, significantly lower trading volumes, and cyclical or static growth prospects. Small and medium-capitalization companies often have limited product lines, markets or financial resources, and may therefore be more vulnerable to adverse developments than large-capitalization companies. These securities may or may not pay dividends. Small and medium-capitalization stocks may underperform other segments of the equity market or the equity market as a whole.

TAX RISK - As noted under "Commodity-Linked Derivative Investment Risk" above, the Fund currently gains most of its exposure to the commodities markets by entering into commodity-linked derivative instruments, including options, futures contracts, options on futures contracts and commodity-linked structured notes. In order for the Fund to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, the Fund must derive at least 90 percent of its gross income each

                                [GRAPHIC OMITTED]

                                                                   PROSPECTUS 27


taxable year from qualifying income, which is described in more detail in the SAI. The status of certain commodity-linked derivative instruments as qualifying income has been addressed in Revenue Ruling 2006-1 and Revenue Ruling 2006-31 which provide that income from commodity-linked derivative instruments in which the Fund invests will not be considered qualifying income after September 30, 2006. The Fund will therefore restrict its income from commodity-linked derivative instruments that do not generate qualifying income, such as commodity-linked swaps, to a maximum of 10 percent of its gross income.

The Fund has received a private letter ruling from the IRS that concludes that certain commodities-linked notes held by the Fund will produce qualifying income for purposes of the regulated investment company qualification tests. The Advisor believes it can continue to successfully operate the Fund in a manner consistent with the Fund's current investment objective by investing in these commodities-linked structured notes. See "Tax Information" for more information.

TRACKING ERROR RISK - Tracking error risk refers to the risk that the Fund's Advisor may not be able to cause the Fund's performance to match or correlate to that of the Fund's benchmark, either on a daily or aggregate basis. Factors such as Fund expenses, imperfect correlation between the Fund's investments and those of its benchmark, rounding of share prices, changes to the benchmark, regulatory policies, high portfolio turnover rate and leverage all contribute to tracking error. The Commodities Strategy Fund, which seeks to track its benchmark over time, and the Strengthening Dollar 2x Strategy and Weakening Dollar 2x Strategy Funds, which seek to track their benchmarks on a daily basis, are subject to the effects of mathematical compounding which may prevent the Funds from correlating with the monthly, quarterly, annual or other performance of their respective benchmarks. Tracking error risk may cause the Fund's performance to be less than you expect.

TRADING HALT RISK - The Fund typically will hold short-term options and futures contracts. The major exchanges on which these contracts are traded, such as the Chicago Mercantile Exchange, have established limits on how much an option or futures contract may decline over various time periods within a day. In addition, the major securities exchanges, such as the NYSE, have established limits on how much the securities market, based on the Dow Jones Industrial Average(SM), may decline over various time periods within a day. If the price of a security, an option or a futures contract declines more than the established limits, trading on the exchange is halted on that instrument. If a trading halt occurs, the Fund may temporarily be unable to purchase or sell the options, futures contracts or securities that are the subject of the trading halt. Such a trading halt near the time the Fund prices its shares may limit the Fund's ability to use leverage and may prevent the Fund from achieving its investment objective. In such an event, the Fund also may be required to use a "fair-value" method to price their outstanding contracts or securities.

                                [GRAPHIC OMITTED]

28


FUND PERFORMANCE
--------------------------------------------------------------------------------

The following bar charts show the performance of the C-Class Shares of the Funds from year to year. The variability of performance over time provides an indication of the risks of investing in a Fund. The following tables show the performance of the A-Class Shares and C-Class Shares of the Funds as an average over different periods of time in comparison to the performance of a broad market index. The figures in the bar charts and tables assume the reinvestment of dividends and capital gains distributions. The after-tax returns are calculated using the highest historical federal income and capital gains tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown. Returns After Taxes on Distributions assume a continued investment in a Fund and show the effect of taxes on Fund distributions. Returns After Taxes on Distributions and Sale of Fund Shares assume all shares were redeemed at the end of each measurement period, and show the effect of any taxable gain (or offsetting loss) on redemption, as well as the effects of taxes on Fund distributions. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. After-tax returns for other classes of shares will differ from those shown below. Of course, this past performance (before and after taxes) does not necessarily indicate how a Fund will perform in the future.

                                [GRAPHIC OMITTED]

                                                                   PROSPECTUS 29

MULTI-CAP CORE EQUITY FUND
--------------------------------------------------------------------------------

THE PERFORMANCE INFORMATION SHOWN BELOW FOR THE C-CLASS SHARES IS BASED ON A CALENDAR YEAR. THE YEAR-TO-DATE RETURN FOR THE PERIOD FROM JANUARY 1, 2007 THROUGH JUNE 30, 2007 IS 5.95%.

  [THE FOLLOWING TABLE WAS REPRESENTED BY A BAR CHART IN THE PRINTED MATERIAL.]

                         2003     2004    2005     2006
                        -------------------------------
                        31.41    13.93    6.81    14.04

Highest Quarter Return                                    Lowest Quarter Return
(quarter ended 6/30/2003) 16.02%                (quarter ended 3/31/2003) -3.81%

AVERAGE ANNUAL TOTAL RETURN
(FOR PERIODS ENDED DECEMBER 31, 2006)

                                                                               Since
                                                                             Inception
A-CLASS SHARES                                                Past 1 Year   (3/31/2004)
---------------------------------------------------------------------------------------
Return Before Taxes                                              9.40%         9.88%
Return After Taxes on Distributions                              7.78%         8.39%
Return After Taxes on Distributions and Sale of Fund Shares      6.87%         7.84%
Russell 3000(R) Index 1                                         15.71%        11.35%

                                                                               Since
                                                                             Inception
C-CLASS SHARES                                                Past 1 Year   (9/23/2002)
---------------------------------------------------------------------------------------
Return Before Taxes                                             14.04%        16.45%
Return After Taxes on Distributions                             12.29%        15.33%
Return After Taxes on Distributions and Sale of Fund Shares      9.94%        13.91%
Russell 3000(R) Index 1                                         15.71%        16.37%

1 THE RUSSELL 3000(R) INDEX IS AN UNMANAGED CAPITALIZATION-WEIGHTED INDEX THAT OFFERS INVESTORS ACCESS TO THE BROAD U.S. EQUITY UNIVERSE REPRESENTING APPROXIMATELY 98% OF THE U.S. EQUITY MARKET. RETURNS REFLECT NO DEDUCTION FOR FEES, EXPENSES OR TAXES.

                                [GRAPHIC OMITTED]

30

SECTOR ROTATION FUND
--------------------------------------------------------------------------------

THE PERFORMANCE INFORMATION SHOWN BELOW FOR THE C-CLASS SHARES IS BASED ON A CALENDAR YEAR. THE YEAR-TO-DATE RETURN FOR THE PERIOD FROM JANUARY 1, 2007 THROUGH JUNE 30, 2007 IS 12.00%.

  [THE FOLLOWING TABLE WAS REPRESENTED BY A BAR CHART IN THE PRINTED MATERIAL.]

                          2003    2004     2005     2006
                         -------------------------------
                         29.97    9.44    13.26    10.50

Highest Quarter Return                                     Lowest Quarter Return
(quarter ended 6/30/2003) 15.67%                (quarter ended 6/30/2006) -6.25%

AVERAGE ANNUAL TOTAL RETURN
(FOR PERIODS ENDED DECEMBER 31, 2006)

                                                                               Since
                                                                             Inception
A-CLASS SHARES                                                Past 1 Year   (3/31/2004)
---------------------------------------------------------------------------------------
Return Before Taxes                                              5.87%         9.94%
Return After Taxes on Distributions                              5.34%         9.74%
Return After Taxes on Distributions and Sale of Fund Shares      4.44%         8.53%
S&P 500 Index 2                                                 15.79%        10.75%

                                                                               Since
                                                                             Inception
C-CLASS SHARES                                                Past 1 Year   (3/22/2002)
---------------------------------------------------------------------------------------
Return Before Taxes                                             10.50%         6.94%
Return After Taxes on Distributions                              9.93%         6.82%
Return After Taxes on Distributions and Sale of Fund Shares      7.50%         5.99%
S&P 500 Index 2                                                 15.79%         6.40%

2 THE S&P 500(R) INDEX IS AN UNMANAGED CAPITALIZATION-WEIGHTED INDEX COMPOSED OF 500 COMMON STOCKS, WHICH ARE CHOSEN BY STANDARD & POOR'S, A DIVISION OF THE MCGRAW-HILL COMPANY ("S&P"), ON A STATISTICAL BASIS. RETURNS REFLECT NO DEDUCTION FOR FEES, EXPENSES OR TAXES.

                                [GRAPHIC OMITTED]

                                                                   PROSPECTUS 31

ABSOLUTE RETURN STRATEGIES FUND
--------------------------------------------------------------------------------

THE PERFORMANCE INFORMATION SHOWN BELOW FOR THE C-CLASS SHARES IS BASED ON A CALENDAR YEAR. THE YEAR-TO-DATE RETURN FOR THE PERIOD FROM JANUARY 1, 2007 THROUGH JUNE 30, 2007 IS 5.30%.

  [THE FOLLOWING TABLE WAS REPRESENTED BY A BAR CHART IN THE PRINTED MATERIAL.]

                                     2006
                                     ----
                                     5.76

Highest Quarter Return                                     Lowest Quarter Return
(quarter ended 12/31/2006) 2.38%                 (quarter ended 6/30/2006) 0.35%

AVERAGE ANNUAL TOTAL RETURN
(FOR PERIODS ENDED DECEMBER 31, 2006)

                                                                               Since
                                                                             Inception
A-CLASS SHARES                                                Past 1 Year   (9/19/2005)
---------------------------------------------------------------------------------------
Return Before Taxes                                              1.54%         1.05%
Return After Taxes on Distributions                              0.83%         0.42%
Return After Taxes on Distributions and Sale of Fund Shares      1.10%         0.57%
Dow Jones Hedge Fund Balanced Portfolio Index 3                  9.94%         8.11%

                                                                               Since
                                                                             Inception
C-CLASS SHARES                                                Past 1 Year   (9/19/2005)
---------------------------------------------------------------------------------------
Return Before Taxes                                              5.76%         4.20%
Return After Taxes on Distributions                              5.01%         3.54%
Return After Taxes on Distributions and Sale of Fund Shares      3.85%         3.23%
Dow Jones Hedge Fund Balanced Portfolio Index 3                  9.94%         8.11%

3 THE DOW JONES HEDGE FUND BALANCED PORTFOLIO INDEX IS AN UNMANAGED INDEX THAT REFLECTS THE PERFORMANCE OF A PORTFOLIO THAT IS ALLOCATED APPROXIMATELY EQUALLY AMONG SIX STRATEGIES ON AN ASSET MANAGEMENT PLATFORM THAT SEEKS TO TRACK THE DOW JONES HEDGE FUND STRATEGY BENCHMARKS. THE SIX STRATEGIES INCLUDED ARE: CONVERTIBLE ARBITRAGE, DISTRESSED SECURITIES, EVENT DRIVEN, EQUITY LONG/SHORT, EQUITY MARKET NEUTRAL AND MERGER ARBITRAGE. RETURNS REFLECT NO DEDUCTION FOR FEES, EXPENSES OR TAXES.

                                [GRAPHIC OMITTED]

32

COMMODITIES STRATEGY FUND
--------------------------------------------------------------------------------

THE PERFORMANCE INFORMATION SHOWN BELOW FOR THE C-CLASS SHARES IS BASED ON A CALENDAR YEAR. THE YEAR-TO-DATE RETURN FOR THE PERIOD FROM JANUARY 1, 2007 THROUGH JUNE 30, 2007 IS 5.81%.

  [THE FOLLOWING TABLE WAS REPRESENTED BY A BAR CHART IN THE PRINTED MATERIAL.]

                                       2006
                                     ------
                                     -18.70

Highest Quarter Return                                     Lowest Quarter Return
(quarter ended 6/30/2006) 6.72%                (quarter ended 9/30/2006) -17.43%

AVERAGE ANNUAL TOTAL RETURN
(FOR PERIODS ENDED DECEMBER 31, 2006)

                                                                               Since
                                                                             Inception
A-CLASS SHARES                                                Past 1 Year   (5/25/2005)
---------------------------------------------------------------------------------------
Return Before Taxes                                             -21.99%       -8.32%
Return After Taxes on Distributions                             -21.99%       -8.32%
Return After Taxes on Distributions and Sale of Fund Shares     -14.30%       -7.04%
S&P GSCI Commodity(TM) Index 4                                  -15.08%       -1.44%

                                                                               Since
                                                                             Inception
C-CLASS SHARES                                                Past 1 Year   (5/25/2005)
---------------------------------------------------------------------------------------
Return Before Taxes                                             -18.70%       -6.21%
Return After Taxes on Distributions                             -18.70%       -6.21%
Return After Taxes on Distributions and Sale of Fund Shares     -12.16%       -5.26%
S&P GSCI Commodity(TM) Index 4                                  -15.08%       -1.44%

4 THE S&P GSCI(TM) COMMODITY INDEX, FORMERLY KNOWN AS THE GSCI(R) TOTAL RETURN INDEX, IS A COMPOSITE INDEX OF COMMODITY SECTOR RETURNS, REPRESENTING AN UNLEVERAGED, LONG-ONLY INVESTMENT IN COMMODITY FUTURES THAT IS BROADLY DIVERSIFIED ACROSS THE SPECTRUM OF COMMODITIES.

                                [GRAPHIC OMITTED]

                                                                   PROSPECTUS 33

HEDGED EQUITY FUND
--------------------------------------------------------------------------------

THE PERFORMANCE INFORMATION SHOWN BELOW FOR THE C-CLASS SHARES IS BASED ON A CALENDAR YEAR. THE YEAR-TO-DATE RETURN FOR THE PERIOD FROM JANUARY 1, 2007 THROUGH JUNE 30, 2007 IS 5.90%.

  [THE FOLLOWING TABLE WAS REPRESENTED BY A BAR CHART IN THE PRINTED MATERIAL.]

                                       2006
                                       ----
                                       7.55

Highest Quarter Return                                     Lowest Quarter Return
(quarter ended 3/31/2006) 4.67%                 (quarter ended 6/30/2006) -0.93%

AVERAGE ANNUAL TOTAL RETURN
(FOR PERIODS ENDED DECEMBER 31, 2006)

                                                                               Since
                                                                             Inception
A-CLASS SHARES                                                Past 1 Year   (9/19/2005)
---------------------------------------------------------------------------------------
Return Before Taxes                                              3.20%         1.64%
Return After Taxes on Distributions                              1.95%         0.58%
Return After Taxes on Distributions and Sale of Fund Shares      2.23%         0.83%
Dow Jones Hedge Fund Equity Long/Short Index 5                   8.30%         8.49%

                                                                               Since
                                                                             Inception
C-CLASS SHARES                                                Past 1 Year   (9/19/2005)
---------------------------------------------------------------------------------------
Return Before Taxes                                              7.55%         4.81%
Return After Taxes on Distributions                              6.23%         3.71%
Return After Taxes on Distributions and Sale of Fund Shares      5.06%         3.50%
Dow Jones Hedge Fund Equity Long/Short Index 5                   8.30%         8.49%

5 THE DOW JONES HEDGE FUND EQUITY LONG/SHORT INDEX IS AN UNMANAGED INDEX THAT REFLECTS THE PERFORMANCE OF A PORTFOLIO THAT SEEKS TO PRODUCE RISK AND RETURN CHARACTERISTICS SIMILAR TO THAT PRODUCED BY THE EQUITY LONG/SHORT STRATEGY COMMONLY EMPLOYED BY HEDGE FUNDS. RETURNS REFLECT NO DEDUCTION FOR FEES, EXPENSES OR TAXES.

                                [GRAPHIC OMITTED]

34

REAL ESTATE FUND
--------------------------------------------------------------------------------

THE PERFORMANCE INFORMATION SHOWN BELOW FOR THE C-CLASS SHARES IS BASED ON A CALENDAR YEAR. THE YEAR-TO-DATE RETURN FOR THE PERIOD FROM JANUARY 1, 2007 THROUGH JUNE 30, 2007 IS -5.88%.

  [THE FOLLOWING TABLE WAS REPRESENTED BY A BAR CHART IN THE PRINTED MATERIAL.]

                                 2005     2006
                                 -------------
                                 5.72    28.68

Highest Quarter Return                                     Lowest Quarter Return
(quarter ended 3/31/2006) 13.42%                (quarter ended 3/31/2005) -8.33%

AVERAGE ANNUAL TOTAL RETURN
(FOR PERIODS ENDED DECEMBER 31, 2006)

                                                                               Since
                                                                             Inception
A-CLASS SHARES                                                Past 1 Year    (9/1/2004)
---------------------------------------------------------------------------------------
Return Before Taxes                                              23.55%        19.13%
Return After Taxes on Distributions 2                            23.32%        18.91%
Return After Taxes on Distributions and Sale of Fund Shares 2    15.38%        16.42%
S&P 500 Index 2                                                  15.79%        13.33%

                                                                               Since
                                                                             Inception
C-CLASS SHARES                                                Past 1 Year   (2/20/2004)
---------------------------------------------------------------------------------------
Return Before Taxes                                              28.68%        19.10%
Return After Taxes on Distributions 2                            28.43%        18.91%
Return After Taxes on Distributions and Sale of Fund Shares 2    18.72%        16.50%
S&P 500 Index 2                                                  15.79%         9.78%

2 THE S&P 500(R) INDEX IS AN UNMANAGED CAPITALIZATION-WEIGHTED INDEX COMPOSED OF 500 COMMON STOCKS, WHICH ARE CHOSEN BY STANDARD & POOR'S, A DIVISION OF THE MCGRAW-HILL COMPANY ("S&P"), ON A STATISTICAL BASIS. RETURNS REFLECT NO DEDUCTION FOR FEES, EXPENSES OR TAXES.

                                [GRAPHIC OMITTED]

                                                                   PROSPECTUS 35

STRENGTHENING DOLLAR 2X STRATEGY FUND
--------------------------------------------------------------------------------

THE PERFORMANCE INFORMATION SHOWN BELOW FOR THE C-CLASS SHARES IS BASED ON A CALENDAR YEAR. THE YEAR-TO-DATE RETURN FOR THE PERIOD FROM JANUARY 1, 2007 THROUGH JUNE 30, 2007 IS -1.08%.

  [THE FOLLOWING TABLE WAS REPRESENTED BY A BAR CHART IN THE PRINTED MATERIAL.]

                                       2006
                                     ------
                                     -11.14

Highest Quarter Return                                     Lowest Quarter Return
(quarter ended 9/30/2006) 3.85%                 (quarter ended 6/30/2006) -8.67%

AVERAGE ANNUAL TOTAL RETURN
(FOR PERIODS ENDED DECEMBER 31, 2006)

                                                                               Since
                                                                             Inception
A-CLASS SHARES                                                Past 1 Year   (5/25/2005)
---------------------------------------------------------------------------------------
Return Before Taxes                                             -14.67%       -1.85%
Return After Taxes on Distributions                             -14.67%       -1.95%
Return After Taxes on Distributions and Sale of Fund Shares      -9.54%       -1.62%
U.S. Dollar Index(R) 6                                           -8.25%       -1.96%

                                                                               Since
                                                                             Inception
C-CLASS SHARES                                                Past 1 Year   (5/25/2005)
---------------------------------------------------------------------------------------
Return Before Taxes                                             -11.14%        0.41%
Return After Taxes on Distributions                             -11.14%        0.31%
Return After Taxes on Distributions and Sale of Fund Shares      -7.24%        0.30%
U.S. Dollar Index(R) 6                                           -8.25%       -1.96%

6 THE U.S. DOLLAR INDEX(R) PROVIDES A GENERAL INDICATION OF THE INTERNATIONAL VALUE OF THE U.S. DOLLAR. THE INDEX DOES THIS BY AVERAGING THE EXCHANGE RATES BETWEEN THE U.S. DOLLAR AND SIX MAJOR WORLD CURRENCIES (EURO, JAPANESE YEN, BRITISH POUND, CANADIAN DOLLAR, SWEDISH KRONA, AND SWISS FRANC). THE INDEX IS CALCULATED CONTINUOUSLY USING FOREIGN EXCHANGE QUOTES FROM HUNDREDS OF BANKS AROUND THE WORLD.

                                [GRAPHIC OMITTED]

36

WEAKENING DOLLAR 2X STRATEGY FUND
--------------------------------------------------------------------------------

THE PERFORMANCE INFORMATION SHOWN BELOW FOR THE C-CLASS SHARES IS BASED ON A CALENDAR YEAR. THE YEAR-TO-DATE RETURN FOR THE PERIOD FROM JANUARY 1, 2007 THROUGH JUNE 30, 2007 IS 3.53%.

  [THE FOLLOWING TABLE WAS REPRESENTED BY A BAR CHART IN THE PRINTED MATERIAL.]

                                       2006
                                      -----
                                      15.78

Highest Quarter Return                                     Lowest Quarter Return
(quarter ended 6/30/2006) 10.11%                (quarter ended 9/30/2006) -2.82%

AVERAGE ANNUAL TOTAL RETURN
(FOR PERIODS ENDED DECEMBER 31, 2006)

                                                                               Since
                                                                             Inception
A-CLASS SHARES                                                Past 1 Year   (5/25/2005)
---------------------------------------------------------------------------------------
Return Before Taxes                                              11.08%       -0.77%
Return After Taxes on Distributions                              11.08%       -0.90%
Return After Taxes on Distributions and Sale of Fund Shares       7.20%       -0.74%
U.S. Dollar Index(R) 6                                           -8.25%       -1.96%

                                                                               Since
                                                                             Inception
C-CLASS SHARES                                                Past 1 Year   (5/25/2005)
---------------------------------------------------------------------------------------
Return Before Taxes                                              15.78%        1.53%
Return After Taxes on Distributions                              15.78%        1.39%
Return After Taxes on Distributions and Sale of Fund Shares      10.26%        1.22%
U.S. Dollar Index(R) 6                                           -8.25%       -1.96%

6 THE U.S. DOLLAR INDEX(R) PROVIDES A GENERAL INDICATION OF THE INTERNATIONAL VALUE OF THE U.S. DOLLAR. THE INDEX DOES THIS BY AVERAGING THE EXCHANGE RATES BETWEEN THE U.S. DOLLAR AND SIX MAJOR WORLD CURRENCIES (EURO, JAPANESE YEN, BRITISH POUND, CANADIAN DOLLAR, SWEDISH KRONA, AND SWISS FRANC). THE INDEX IS CALCULATED CONTINUOUSLY USING FOREIGN EXCHANGE QUOTES FROM HUNDREDS OF BANKS AROUND THE WORLD.

                                [GRAPHIC OMITTED]

                                                                   PROSPECTUS 37

--------------------------------------------------------------------------------

THIS PAGE INTENTIONALLY LEFT BLANK.

                                [GRAPHIC OMITTED]

38


FUND FEES AND EXPENSES
--------------------------------------------------------------------------------

The tables below describe the fees and expenses that you may pay if you buy and hold A-Class Shares or C-Class Shares of the Funds described in this Prospectus.

                                                                           MULTI-CAP CORE EQUITY
------------------------------------------------------------------------------------------------
                                                                           A-CLASS      C-CLASS
------------------------------------------------------------------------------------------------
SHAREHOLDER FEES
(FEES PAID DIRECTLY FROM YOUR INVESTMENT) 1

Maximum Sales Charge (Load) Imposed On Purchases
(as a percentage of initial purchase price) 2                               4.75%       None

Maximum Deferred Sales Charge (Load) (as a percentage of
initial purchase price or current market value, whichever is less) 3        None 4      1.00%

Redemption Fee on Shares Redeemed Within 30 Days of Purchase
(as a percentage of amount redeemed, if applicable) 5                       1.00%       1.00%

ANNUAL FUND OPERATING EXPENSES
(EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)

Management Fees                                                             0.62% 6     0.62% 6

Distribution And/Or Shareholder Service (12b-1) Fees                        0.25%       1.00%

Total Other Expenses                                                        0.45%       0.50%

   Short Dividend Expenses                                                  None        None

   Remaining Other Expenses                                                 None        None

Total Annual Fund Operating Expenses                                        1.32%       2.12%

Less Fee Waivers                                                            None        None
                                                                           ---------------------
Total Net Operating Expenses                                                1.32%       2.12%
                                                                           =====================

1 THE FUNDS MAY IMPOSE A WIRE TRANSFER CHARGE OF $15 ON CERTAIN REDEMPTIONS UNDER $5,000 FOR ACCOUNTS HELD DIRECTLY THROUGH THE FUNDS' TRANSFER AGENT.

2 REPRESENTS THE MAXIMUM SALES CHARGE (LOAD) IMPOSED ON PURCHASES. THIS SALES CHARGE VARIES DEPENDING ON HOW MUCH YOU INVEST. YOU MAY PAY LESS THAN THE MAXIMUM SALES CHARGE BECAUSE OF WAIVERS AND REDUCED SALES CHARGES THAT MAY BE AVAILABLE. SEE "SALES CHARGES."

3 THE DEFERRED SALES CHARGE APPLIES FOR THE FIRST YEAR FOLLOWING PURCHASE AND WILL BE WAIVED FOR CUSTOMERS OF FINANCIAL INTERMEDIARIES THAT HAVE ENTERED INTO AN ARRANGEMENT WITH RYDEX DISTRIBUTORS, INC. (THE "DISTRIBUTOR") TO FOREGO TRANSACTION-BASED COMPENSATION IN CONNECTION WITH THE INITIAL PURCHASE.

4 FOR INVESTMENTS OF $1 MILLION OR MORE, A-CLASS SHARES ARE SOLD AT NET ASSET VALUE ("NAV"), WITHOUT ANY UP-FRONT SALES CHARGE. HOWEVER, IF YOU SELL YOUR SHARES WITHIN 18 MONTHS OF PURCHASE, YOU WILL NORMALLY HAVE TO PAY A 1.00% CONTINGENT DEFERRED SALES CHARGE ("CDSC") BASED ON YOUR INITIAL PURCHASE PRICE OR CURRENT MARKET VALUE, WHICHEVER IS LOWER.

5     FOR MORE INFORMATION SEE "FREQUENT PURCHASES AND REDEMPTIONS OF FUND
      SHARES."

6 THE MANAGEMENT FEE PAID TO THE ADVISOR FOR PROVIDING SERVICES TO THE FUND CONSISTS OF A BASIC ANNUAL FEE RATE OF 0.70% OF THE FUND'S AVERAGE DAILY NET ASSETS AND A PERFORMANCE ADJUSTMENT, RESULTING IN A MINIMUM FEE OF 0.50% AND A MAXIMUM FEE OF 0.90%. BECAUSE THE PERFORMANCE ADJUSTMENT IS APPLIED RELATIVE TO THE PERFORMANCE OF THE RUSSELL 3000(R) INDEX, THE ADVISOR COULD RECEIVE A POSITIVE PERFORMANCE ADJUSTMENT EVEN DURING PERIODS WHERE THE FUND'S PERFORMANCE IS NEGATIVE. SEE "MANAGEMENT OF THE FUNDS" FOR ADDITIONAL INFORMATION.

7 THE ADVISOR HAS CONTRACTUALLY AGREED TO PAY ALL OPERATING EXPENSES OF THE FUND, EXCLUDING INTEREST EXPENSE AND TAXES (EXPECTED TO BE DE MINIMIS), BROKERAGE COMMISSIONS AND OTHER EXPENSES CONNECTED WITH THE EXECUTION OF PORTFOLIO TRANSACTIONS, SHORT DIVIDEND EXPENSES, AND EXTRAORDINARY EXPENSES.

                                [GRAPHIC OMITTED]

                                                                   PROSPECTUS 39

--------------------------------------------------------------------------------

                                                              SECTOR ROTATION   ABSOLUTE RETURN STRATEGIES  COMMODITIES STRATEGY
--------------------------------------------------------------------------------------------------------------------------------
                                                              A-CLASS  C-CLASS     A-CLASS      C-CLASS      A-CLASS   C-CLASS
--------------------------------------------------------------------------------------------------------------------------------
SHAREHOLDER FEES
(FEES PAID DIRECTLY FROM YOUR INVESTMENT) 1

Maximum Sales Charge (Load) Imposed On Purchases
(as a percentage of initial purchase price) 2                  4.75%    None        4.75%        None         4.75%     None

Maximum Deferred Sales Charge (Load) (as a percentage of
initial purchase price or current market value, whichever
is less) 3                                                     None 4   1.00%       None 4       1.00%        None 4    1.00%

Redemption Fee on Shares Redeemed Within 30 Days of Purchase
(as a percentage of amount redeemed, if applicable) 5          1.00%    1.00%       1.00%        1.00%        1.00%     1.00%

ANNUAL FUND OPERATING EXPENSES
(EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)

Management Fees                                                0.90%    0.90%       1.15%        1.15%        0.75%     0.75%

Distribution And/Or Shareholder Service (12b-1) Fees           0.25%    1.00%       0.25%        1.00%        0.25%     1.00%

Total Other Expenses                                           0.49%    0.49%       0.53% 7      0.51% 7      0.46%     0.48%

   Short Dividend Expenses                                     None     None        0.50% 8      0.50% 8      None      None

   Remaining Other Expenses                                    None     None        0.03%        0.01%        None      None

Total Annual Fund Operating Expenses                           1.64%    2.39%       1.93%        2.66%        1.46%     2.23%

Less Fee Waivers                                               None     None        None         None         0.29% 9   0.29% 9
                                                              ------------------------------------------------------------------
Total Net Operating Expenses                                   1.64%    2.39%       1.93%        2.66%        1.17%     1.94%
                                                              ==================================================================

8 SHORT DIVIDEND EXPENSE OCCURS BECAUSE THE FUND SHORT-SELLS AN EQUITY SECURITY TO GAIN THE INVERSE EXPOSURE NECESSARY TO MEET ITS INVESTMENT OBJECTIVE. THE FUND MUST PAY OUT THE DIVIDEND RATE OF THE EQUITY SECURITY TO THE PURCHASER AND RECORDS THIS AS AN EXPENSE. HOWEVER, ANY SUCH DIVIDEND ON A SECURITY SOLD SHORT GENERALLY REDUCES THE MARKET VALUE OF THE SHORTED SECURITY -- THUS INCREASING THE FUND'S UNREALIZED GAIN OR REDUCING THE FUND'S UNREALIZED LOSS ON ITS SHORT SALE TRANSACTION. SHORT DIVIDEND EXPENSE IS NOT A FEE CHARGED TO THE SHAREHOLDER BY THE ADVISOR OR OTHER SERVICE PROVIDER. RATHER IT IS MORE SIMILAR TO THE TRANSACTION COSTS OR CAPITAL EXPENDITURES ASSOCIATED WITH THE DAY-TO-DAY MANAGEMENT OF ANY MUTUAL FUND. IF THESE COSTS HAD BEEN TREATED AS TRANSACTION COSTS OR CAPITAL ITEMS RATHER THAN AS EXPENSES, THE EXPENSE RATIO FOR A-CLASS SHARES AND C-CLASS SHARES OF THE ABSOLUTE RETURN STRATEGIES FUND WOULD HAVE EQUALED 1.43% AND 2.16%, RESPECTIVELY, AND THE EXPENSE RATIO FOR A-CLASS AND C-CLASS SHARES OF THE HEDGED EQUITY FUND WOULD HAVE EQUALED 1.41% AND 2.17%, RESPECTIVELY.

9 EFFECTIVE MAY 1, 2007, RYDEX CONTRACTUALLY AGREED TO CONTINUE TO WAIVE ITS MANAGEMENT FEE TO THE EXTENT NECESSARY TO LIMIT THE ORDINARY OPERATING EXPENSES OF THE A-CLASS SHARES AND C-CLASS SHARES OF THE FUND (BUT EXCLUDING INTEREST EXPENSES, BROKERAGE COMMISSIONS AND EXTRAORDINARY EXPENSES) TO NOT MORE THAN 1.20% AND 1.95%, RESPECTIVELY, PER ANNUM OF THE AVERAGE MONTHLY NET ASSETS OF THE FUND (THE "CONTRACTUAL FEE WAIVER"). THE CONTRACTUAL FEE WAIVER MAY NOT BE MODIFIED OR ELIMINATED PRIOR TO AUGUST 1, 2008, EXCEPT WITH THE APPROVAL OF THE BOARD OF TRUSTEES. THERE IS NO GUARANTEE THAT THE CONTRACTUAL FEE WAIVER WILL CONTINUE BEYOND AUGUST 1, 2008.

                                [GRAPHIC OMITTED]

40

FUND FEES AND EXPENSES (CONTINUED)
--------------------------------------------------------------------------------

The tables below describe the fees and expenses that you may pay if you buy and hold A-Class Shares or C-Class Shares of the Funds described in this Prospectus.

                                                                             HEDGED EQUITY
---------------------------------------------------------------------------------------------
                                                                          A-CLASS    C-CLASS
---------------------------------------------------------------------------------------------
SHAREHOLDER FEES
(FEES PAID DIRECTLY FROM YOUR INVESTMENT) 1

Maximum Sales Charge (Load) Imposed On Purchases
(as a percentage of initial purchase price) 2                              4.75%      None

Maximum Deferred Sales Charge (Load) (as a percentage of
initial purchase price or current market value, whichever is less) 3       None 4     1.00%

Redemption Fee on Shares Redeemed Within 30 Days of Purchase
(as a percentage of amount redeemed, if applicable) 5                      1.00%      1.00%

ANNUAL FUND OPERATING EXPENSES
(EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)

Management Fees                                                            1.15%      1.15%

Distribution And/Or Shareholder Service (12b-1) Fees                       0.25%      1.00%

Total Other Expenses                                                       0.73% 6    0.74% 6

   Short Dividend Expenses                                                 0.72% 7    0.72% 7

   Remaining Other Expenses                                                0.01%      0.02%

Total Annual Fund Operating Expenses                                       2.13%      2.89%

Less Fee Waivers                                                           None       None
                                                                          -------------------
Total Net Operating Expenses                                               2.13%      2.89%
                                                                          ===================

1 THE FUNDS MAY IMPOSE A WIRE TRANSFER CHARGE OF $15 ON CERTAIN REDEMPTIONS UNDER $5,000 FOR ACCOUNTS HELD DIRECTLY THROUGH THE FUNDS' TRANSFER AGENT.

2 REPRESENTS THE MAXIMUM SALES CHARGE (LOAD) IMPOSED ON PURCHASES. THIS SALES CHARGE VARIES DEPENDING ON HOW MUCH YOU INVEST. YOU MAY PAY LESS THAN THE MAXIMUM SALES CHARGE BECAUSE OF WAIVERS AND REDUCED SALES CHARGES THAT MAY BE AVAILABLE. SEE "SALES CHARGES."

3 THE DEFERRED SALES CHARGE APPLIES FOR THE FIRST YEAR FOLLOWING PURCHASE AND WILL BE WAIVED FOR CUSTOMERS OF FINANCIAL INTERMEDIARIES THAT HAVE ENTERED INTO AN ARRANGEMENT WITH THE DISTRIBUTOR TO FOREGO
      TRANSACTION-BASED COMPENSATION IN CONNECTION WITH THE INITIAL PURCHASE.

4 FOR INVESTMENTS OF $1 MILLION OR MORE, A-CLASS SHARES ARE SOLD AT NAV, WITHOUT ANY UP-FRONT SALES CHARGE. HOWEVER, IF YOU SELL YOUR SHARES WITHIN 18 MONTHS OF PURCHASE, YOU WILL NORMALLY HAVE TO PAY A 1.00% CDSC BASED ON YOUR INITIAL PURCHASE PRICE OR CURRENT MARKET VALUE, WHICHEVER IS LOWER.

5     FOR MORE INFORMATION SEE "FREQUENT PURCHASES AND REDEMPTIONS OF FUND
      SHARES."

6 THE ADVISOR HAS CONTRACTUALLY AGREED TO PAY ALL OPERATING EXPENSES OF THE FUND, EXCLUDING INTEREST EXPENSE AND TAXES (EXPECTED TO BE DE MINIMIS), BROKERAGE COMMISSIONS AND OTHER EXPENSES CONNECTED WITH THE EXECUTION OF PORTFOLIO TRANSACTIONS, SHORT DIVIDEND EXPENSES, AND EXTRAORDINARY EXPENSES.

                                [GRAPHIC OMITTED]

                                                                   PROSPECTUS 41

--------------------------------------------------------------------------------

                                                                                           STRENGTHENING        WEAKENING
                                                                         REAL ESTATE    DOLLAR 2X STRATEGY  DOLLAR 2X STRATEGY
------------------------------------------------------------------------------------------------------------------------------
                                                                      A-CLASS  C-CLASS   A-CLASS   C-CLASS   A-CLASS  C-CLASS
------------------------------------------------------------------------------------------------------------------------------
SHAREHOLDER FEES
(FEES PAID DIRECTLY FROM YOUR INVESTMENT) 1

Maximum Sales Charge (Load) Imposed On Purchases
(as a percentage of initial purchase price) 2                          4.75%    None      4.75%      None     4.75%    None

Maximum Deferred Sales Charge (Load) (as a percentage of
initial purchase price or current market value, whichever is less) 3   None 4   1.00%     None 4     1.00%    None 4   1.00%

Redemption Fee on Shares Redeemed Within 30 Days of Purchase
(as a percentage of amount redeemed, if applicable) 5                  None     None      None       None     None     None

ANNUAL FUND OPERATING EXPENSES
(EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)

Management Fees                                                        0.85%    0.85%     0.90%      0.90%    0.90%    0.90%

Distribution And/Or Shareholder Service (12b-1) Fees                   0.25%    1.00%     0.25%      1.00%    0.25%    1.00%

Total Other Expenses                                                   0.51%    0.51%     0.51%      0.50%    0.50%    0.50%

   Short Dividend Expenses                                             None     None      None       None     None     None

   Remaining Other Expenses                                            None     None      None       None     None     None

Total Annual Fund Operating Expenses                                   1.61%    2.36%     1.66%      2.40%    1.65%    2.40%

Less Fee Waivers                                                       None     None      None       None     None     None
                                                                      --------------------------------------------------------
Total Net Operating Expenses                                           1.61%    2.36%     1.66%      2.40%    1.65%    2.40%
                                                                      ========================================================

7 SHORT DIVIDEND EXPENSE OCCURS BECAUSE THE FUND SHORT-SELLS AN EQUITY SECURITY TO GAIN THE INVERSE EXPOSURE NECESSARY TO MEET ITS INVESTMENT OBJECTIVE. THE FUND MUST PAY OUT THE DIVIDEND RATE OF THE EQUITY SECURITY TO THE PURCHASER AND RECORDS THIS AS AN EXPENSE. HOWEVER, ANY SUCH DIVIDEND ON A SECURITY SOLD SHORT GENERALLY REDUCES THE MARKET VALUE OF THE SHORTED SECURITY -- THUS INCREASING THE FUND'S UNREALIZED GAIN OR REDUCING THE FUND'S UNREALIZED LOSS ON ITS SHORT SALE TRANSACTION. SHORT DIVIDEND EXPENSE IS NOT A FEE CHARGED TO THE SHAREHOLDER BY THE ADVISOR OR OTHER SERVICE PROVIDER. RATHER IT IS MORE SIMILAR TO THE TRANSACTION COSTS OR CAPITAL EXPENDITURES ASSOCIATED WITH THE DAY-TO-DAY MANAGEMENT OF ANY MUTUAL FUND. IF THESE COSTS HAD BEEN TREATED AS TRANSACTION COSTS OR CAPITAL ITEMS RATHER THAN AS EXPENSES, THE EXPENSE RATIO FOR A-CLASS SHARES AND C-CLASS SHARES OF THE ABSOLUTE RETURN STRATEGIES FUND WOULD HAVE EQUALED 1.43% AND 2.16%, RESPECTIVELY, AND THE EXPENSE RATIO FOR A-CLASS AND C-CLASS SHARES OF THE HEDGED EQUITY FUND WOULD HAVE EQUALED 1.41% AND 2.17%, RESPECTIVELY.

                                [GRAPHIC OMITTED]

42

FUND FEES AND EXPENSES (CONTINUED)
--------------------------------------------------------------------------------

EXAMPLE

The Examples that follow are intended to help you compare the cost of investing in A-Class Shares and C-Class Shares of the Funds with the cost of investing in other mutual funds.

The Examples assume that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year and that the Funds' operating expenses remain the same. Although your actual costs may be higher or lower, the Examples reflect your cost based on these assumptions.


FUND                                              1 YEAR   3 YEARS   5 YEARS   10 YEARS
---------------------------------------------------------------------------------------
MULTI-CAP CORE EQUITY - A-CLASS SHARES             $ 603    $  873   $ 1,164    $ 1,990
MULTI-CAP CORE EQUITY - C-CLASS SHARES
   IF YOU SELL YOUR SHARES AT THE
     END OF THE PERIOD:                            $ 315    $  664   $ 1,139    $ 2,452
   IF YOU DO NOT SELL YOUR SHARES
     AT THE END OF THE PERIOD:                     $ 215    $  664   $ 1,139    $ 2,452
SECTOR ROTATION - A-CLASS SHARES                   $ 634    $  968   $ 1,324    $ 2,326
SECTOR ROTATION - C-CLASS SHARES
   IF YOU SELL YOUR SHARES AT THE
     END OF THE PERIOD:                            $ 342    $  745   $ 1,275    $ 2,726
   IF YOU DO NOT SELL YOUR SHARES
     AT THE END OF THE PERIOD:                     $ 242    $  745   $ 1,275    $ 2,726
ABSOLUTE RETURN STRATEGIES - A-CLASS SHARES        $ 662    $1,052   $ 1,467    $ 2,622
ABSOLUTE RETURN STRATEGIES - C-CLASS SHARES
   IF YOU SELL YOUR SHARES AT THE
     END OF THE PERIOD:                            $ 369    $  826   $ 1,410    $ 2,993
   IF YOU DO NOT SELL YOUR SHARES
     AT THE END OF THE PERIOD:                     $ 269    $  826   $ 1,410    $ 2,993
COMMODITIES STRATEGY - A-CLASS SHARES              $ 589    $  888   $ 1,208    $ 2,115
COMMODITIES STRATEGY - C-CLASS SHARES
   IF YOU SELL YOUR SHARES AT THE
     END OF THE PERIOD:                            $ 297    $  669   $ 1,168    $ 2,542
   IF YOU DO NOT SELL YOUR SHARES
     AT THE END OF THE PERIOD:                     $ 197    $  669   $ 1,168    $ 2,542
HEDGED EQUITY - A-CLASS SHARES                     $ 681    $1,110   $ 1,565    $ 2,820
HEDGED EQUITY - C-CLASS SHARES
   IF YOU SELL YOUR SHARES AT THE
     END OF THE PERIOD:                            $ 392    $  895   $ 1,523    $ 3,214
   IF YOU DO NOT SELL YOUR SHARES
     AT THE END OF THE PERIOD:                     $ 292    $  895   $ 1,523    $ 3,214
REAL ESTATE - A-CLASS SHARES                       $ 631    $  959   $ 1,309    $ 2,295
REAL ESTATE - C-CLASS SHARES
   IF YOU SELL YOUR SHARES AT THE
     END OF THE PERIOD:                            $ 339    $  736   $ 1,260    $ 2,696
   IF YOU DO NOT SELL YOUR SHARES
     AT THE END OF THE PERIOD:                     $ 239    $  736   $ 1,260    $ 2,696

                                [GRAPHIC OMITTED]

                                                                   PROSPECTUS 43

FUND                                              1 YEAR   3 YEARS   5 YEARS   10 YEARS
---------------------------------------------------------------------------------------
STRENGTHENING DOLLAR 2X STRATEGY -
   A-CLASS SHARES                                  $ 636    $ 974    $ 1,334    $ 2,347
STRENGTHENING DOLLAR 2X STRATEGY -
   C-CLASS SHARES
   IF YOU SELL YOUR SHARES AT THE
     END OF THE PERIOD:                            $ 343    $ 748    $ 1,280    $ 2,736
   IF YOU DO NOT SELL YOUR SHARES
     AT THE END OF THE PERIOD:                     $ 243    $ 748    $ 1,280    $ 2,736
WEAKENING DOLLAR 2X STRATEGY -
   A-CLASS SHARES                                  $ 635    $ 971    $ 1,329    $ 2,337
WEAKENING DOLLAR 2X STRATEGY -
   C-CLASS SHARES
   IF YOU SELL YOUR SHARES AT THE
     END OF THE PERIOD:                            $ 343    $ 748    $ 1,280    $ 2,736
   IF YOU DO NOT SELL YOUR SHARES
     AT THE END OF THE PERIOD:                     $ 243    $ 748    $ 1,280    $ 2,736

                               [GRAPHIC OMITTED]

44

MORE INFORMATION ABOUT THE FUNDS:
--------------------------------------------------------------------------------
BENCHMARKS AND INVESTMENTS

The Commodities Strategy Fund, Strengthening Dollar 2x Strategy Fund and Weakening Dollar 2x Strategy Fund seek to provide investment results that either match the performance of a specific benchmark on a daily basis or correlate to the performance of a specific benchmark over time.

The current benchmark used by each Fund is set forth below:

FUND                                    BENCHMARK


COMMODITIES STRATEGY FUND               S&P GSCI(TM) COMMODITY INDEX

STRENGTHENING DOLLAR 2x STRATEGY FUND   200% OF THE PERFORMANCE OF THE U.S.
                                        DOLLAR INDEX(R)

WEAKENING DOLLAR 2x STRATEGY FUND       200% OF THE INVERSE (OPPOSITE) OF THE
                                        PERFORMANCE OF THE U.S. DOLLAR INDEX(R)

A BRIEF GUIDE TO THE UNDERLYING INDICES

S&P GSCI(TM) COMMODITY INDEX (FORMERLY, THE GSCI(R) TOTAL RETURN INDEX). The S&P GSCI(TM) Commodity Index is a composite index of commodity sector returns, representing an unleveraged, long-only investment in commodity futures that is broadly diversified across the spectrum of commodities. The returns are calculated on a fully-collateralized basis with full reinvestment. The S&P GSCI(TM) Commodity Index is significantly different than the return from buying physical commodities.

U.S. DOLLAR INDEX(R). The U.S. Dollar Index(R) (USDX) provides a general indication of the international value of the U.S. Dollar. The USDX does this by calculating the weighted average of the change in six major foreign currency exchange rates (Euro, Japanese Yen, British Pound, Canadian Dollar, Swedish Krona, and Swiss Franc) against the U.S. Dollar. The USDX is calculated continuously using foreign exchange quotes from hundreds of banks around the world.


--------------------------------------------------------------------------------
UNDERSTANDING COMPOUNDING & THE EFFECT OF LEVERAGE

It is important to understand the effects of compounding when investing in any mutual fund, especially funds that use leverage as part of their investment strategy. The impact of leverage on a fund will generally cause the fund's performance to not match the performance of the index underlying the fund's benchmark over a period of time greater than one day. The following simple examples provide an illustration:

EXAMPLE A: Assume you invest $100 in Fund A, a typical index fund that seeks to match the performance of its underlying index. If the index increases 10% on day one, the value of your shares in Fund A would be
--------------------------------------------------------------------------------

                               [GRAPHIC OMITTED]

                                                                   PROSPECTUS 45

--------------------------------------------------------------------------------
expected to increase $10 (10% of $100) to $110. The next day, if the index decreases 10%, the value of your shares in Fund A would be expected to decrease $11 (10% of $110) to $99.

EXAMPLE B: Assume you invested $100 in Fund B, a fund that seeks to return 200% of the performance of its underlying index. If the index increases 10% on day one, the value of your shares in Fund B would be expected to increase $20 (20% of $100) to $120. The next day, if the index decreases 10%, the value of your shares in Fund B would be expected to decrease $24 (20% of $120) to $96.

Because of the effect of compounding, in each case the value of your investment declined even though the index went up 10% on day one and down 10% on day two. However, the effect of compounding was more pronounced when combined with leverage (Example B).

The examples demonstrate that over time, the cumulative percentage increase or decrease in the net asset value of a fund may diverge significantly from the cumulative percentage increase or decrease in the multiple of the return of the index underlying a fund's benchmark due to the compounding effect of losses and gains on the returns of the fund. It is also expected that a fund's use of consistently applied leverage will cause the fund to underperform the compounded return of twice its benchmark in a trendless or flat market.
--------------------------------------------------------------------------------

ADVISOR'S INVESTMENT METHODOLOGY

The Advisor develops and implements structured investment strategies designed to achieve each Fund's objective. The Advisor uses quantitative methods to construct portfolios that correlate highly with their respective benchmarks. Statistical techniques are then used to determine the optimal mix of assets for each Fund. The Advisor places particular emphasis on controlling risk relative to each Fund's benchmark or market sector in order to maintain consistency and predictability.

With the exception of the Multi-Cap Core Equity Fund and Sector Rotation Fund, the Advisor does not engage in temporary defensive investing, keeping each Fund fully invested in all market environments.

MULTI-CAP CORE EQUITY FUND. The Advisor manages the Fund using quantitative investment strategies. This quantitative investment approach relies on financial models and computer databases to assist in the allocation of assets and selection of securities. The Fund's investments are allocated into "capitalization specific" segments of the U.S. equity market. These segments are designed to cover the large-cap, mid-cap and small-cap segments of the market. The Advisor generally considers the largest 200 companies to represent the large-cap

                               [GRAPHIC OMITTED]

46

segment, the next largest 800 companies to represent the mid-cap segment and the smallest 2,000 companies to represent the small-cap segment. The Advisor generally allocates the Fund's investments equally among the size segments and rebalances periodically using a quantitative methodology designed to maintain its target allocations.

In selecting Fund investments, the Advisor considers a universe of approximately 3,000 securities eligible for purchase, representing approximately 98% of the total capitalization of the U.S. equity market. The Advisor uses a quantitative investment approach to select securities using a set of factors ("the Model") that it believes are indicative of future returns. These include value and growth factors such as relative price-to-book ratios and free-cash flow growth measures, respectively. The factors are intended to complement each other and to generate more consistent positive returns. The Advisor believes that each factor offers a unique perspective that when combined with the other factors considered offers insight into security selection that is greater than any one singular view. Securities are evaluated within each of the three size segments and compared to their appropriate peers in order to mitigate bias in the investment process. When constructing the portfolio, the Advisor considers the security's relative attractiveness according to the Model, its relative contribution to the portfolio's risk, and its ability to reduce or hedge unwanted risks.

SECTOR ROTATION FUND. Each month, the Advisor ranks all industries according to several measures of price momentum. The top-ranked industries are selected for the Advisor's buy list. In order to ensure liquidity in the underlying securities for purchase, approximately 2,000 securities are eligible for purchase from the industry buy list. The Advisor uses this methodology to rotate the Fund's investments among a variety of sectors in order to take advantage of volatility in top performing sectors. The Fund may, at times, also short-sell securities in industries or sectors that exhibit particularly low momentum measurement scores. The Advisor may invest in cash or cash-type securities (high-quality, short-term debt securities issued by corporations, financial institutions, the U.S. Government or foreign governments) as a temporary defensive position to avoid losses during adverse market conditions. Taking a temporary defensive position could reduce the benefit to the Fund if the market goes up. In this case, the Fund may not achieve its investment goal.

ABSOLUTE RETURN STRATEGIES FUND AND HEDGED EQUITY FUND. As the result of market observations and internal and external research, the Advisor believes that aggregate hedge fund performance is largely driven by exposure to well recognized structural investment strategies or "Beta." Beta is exposure to any systematic risk for which the investor expects to be rewarded over time. Beta is commonly referred to as market risk. In this context, the Advisor considers exposure to both directional positions (E.G., equity and/or fixed income securities

                               [GRAPHIC OMITTED]

                                                                   PROSPECTUS 47

and non-directional positions (E.G., value and/or corporate default) as Beta. Although hedge fund exposure to these positions varies over time, their exposure to them in the aggregate, and the investment returns provided by the exposure, have historically been stable. The conclusion of the Advisor's research is that aggregate hedge fund returns are replicable through exposure to these structural investment positions and, therefore, can be delivered in a mutual fund.

The Funds employ a proprietary quantitative model that uses a style analysis of the returns of the appropriate segment of the hedge fund universe. This style analysis compares the returns of the appropriate hedge fund universe with the returns of various directional and non-directional positions. Based on the results of this analysis, historical research and market insights, the Advisor constructs a portfolio mix of directional and non-directional positions that best replicates the return, risk and correlation characteristics of the appropriate segment of the hedge fund universe. The Advisor anticipates adding and subtracting directional and non-directional positions over time based on continuing research of hedge fund returns.

DIRECTIONAL AND NON-DIRECTIONAL POSITIONS

A directional position is designed to have a high correlation with market returns. The Advisor selects securities to achieve particular directional positions using a quantitative model to identify those securities with high measures of liquidity and correlation to the appropriate market. For example, the Advisor may use S&P 500 futures to achieve a directional exposure to the equities market. Directional positions have market risk and are exposed to market movements. The Funds will predominately have a long exposure to directional positions. There may be times that the Funds will have a short exposure to directional positions. The Funds use some, or all, of the following directional positions:

      o An EQUITIES position involves investing in a portfolio that buys a basket of stocks or derivatives thereof, such as index futures.

      o A FIXED INCOME position involves investing in a portfolio that buys a basket of U.S. Government securities or bond futures.

      o A DIRECTIONAL COMMODITY trade involves investing in precious metals, livestock, grains, and other basic goods or materials.

      o A DIRECTIONAL CURRENCY trade consists of purchasing or selling a basket of foreign currencies against the US Dollar.

      o A COVERED CALL OPTIONS position involves investing in written call options on underlying securities which a Fund already owns.

      o A LONG OPTIONS position involves investing in long call or put options. A long call option provides upside profit potential while limiting downside exposure. A long put option provides downside profit potential while limiting upside exposure.

                               [GRAPHIC OMITTED]

48

      o A VOLATILITY ARBITRAGE SPREAD trade involves trading volatility/variance futures or swaps which provide a return based on the difference between the implied volatility in the marketplace at the time of sale and the subsequently realized market volatility. The swap is structured to include protection against extreme movements in market volatility.

A non-directional position is designed to have a low correlation with market returns. Non-directional positions attempt to profit by exploiting structural mispricings in the financial markets. Non-directional investment strategies are market neutral in nature and, if executed successfully, have limited market exposure. The Funds will predominately have a long exposure to non-directional positions. There may be times that the Funds will have a short exposure to non-directional positions. The Funds use some, or all, of the following non-directional positions:

      o A MARKET NEUTRAL VALUE position involves investing in a basket of stocks that exhibit traditional value characteristics and simultaneously selling short a basket of stocks that exhibit non-value characteristics. Traditional value characteristics include, but are not limited to, high book-to-price ratios, high earnings-to-price ratios and high cash flow-to-price ratios. The portfolio is formed such that the dollar amount of long and short positions are approximately equal and has limited market exposure.

      o A MARKET NEUTRAL GROWTH position involves investing in a basket of stocks that exhibit traditional growth characteristics and simultaneously selling short a basket of stocks that exhibit non-growth characteristics. Traditional growth characteristics include, but are not limited to, high earnings growth and high cash flow growth. The portfolio is formed such that long and short positions are approximately equal and has limited market exposure.

      o A MARKET NEUTRAL MOMENTUM position involves investing in a basket of stocks that exhibit strong price momentum and simultaneously selling short a basket of stocks that exhibit weak price momentum. The portfolio is formed such that the dollar amount of long and short positions are approximately equal and has limited market exposure.

      o A MARKET NEUTRAL CAPITALIZATION position involves investing in a basket of small-capitalization stocks and simultaneously selling short a basket of large-capitalization stocks. The portfolio is formed such that the dollar amount of long and short positions are approximately equal and has limited market exposure.

      o A MARKET NEUTRAL ILLIQUIDITY PREMIUM trade involves purchasing a basket of illiquid securities which may include, but is not limited to, closed-end

                               [GRAPHIC OMITTED]

                                                                   PROSPECTUS 49

            funds and shorting a basket of more liquid stocks against them. The portfolio is structured to minimize market exposure.

      o A MERGER ARBITRAGE SPREADS position involves investing in a basket of stocks that are being acquired and simultaneously selling short a basket of stocks that are making the acquisitions. The portfolio is formed such that the dollar amount of long and short positions are approximately equal and has limited market exposure.

      o A DURATION NEUTRAL TERM SPREADS position involves investing in long 10-year U.S. Government securities and simultaneously selling short 2-year U.S. Government securities. The portfolio is duration-adjusted such that the duration of both long and positions are approximately equal and has limited market exposure.

      o A DURATION NEUTRAL DEFAULT SPREADS position involves investing in a basket of corporate bonds and simultaneously selling short U.S. Government securities of similar duration. The portfolio is formed such that the duration of both long and short positions are approximately equal and has limited market exposure.

      o A CONVERTIBLE ARBITRAGE SPREAD involves purchasing a basket of convertible bonds and simultaneously selling short associated equities against them. The portfolio is structured in such a way as to minimize equity and credit market exposure.

      o A CURRENCY SPREAD trade involves purchasing a basket of high yielding currencies and selling short a basket of low yielding currencies against it. The portfolio is structured to be dollar neutral.


COMMODITIES STRATEGY FUND, STRENGTHENING DOLLAR 2X STRATEGY FUND AND WEAKENING DOLLAR 2X STRATEGY FUND. The Advisor's primary objective for the Funds is to correlate with the performance of the index underlying each Fund's benchmark. The Strengthening Dollar 2x Strategy Fund and Weakening Dollar 2x Strategy Fund are invested to achieve returns that exceed the returns of the indices underlying their benchmarks. These leveraged returns are achieved not by borrowing, but by the use of futures and other instruments that simulate leveraged returns without requiring a commitment of cash in excess of the Fund's assets. For the Weakening Dollar 2x Strategy Fund, the Advisor uses short selling techniques to produce returns that move inversely to the performance of its underlying index.


REAL ESTATE FUND. In managing the Real Estate Fund, the Advisor's objective is to develop a liquid portfolio of stocks that effectively represents the real estate segment of the market. Because an appropriate published index is not available for the Fund, the Advisor has developed its own methodology to construct an

                               [GRAPHIC OMITTED]

50

objective performance benchmark. The Advisor first identifies the investment universe for the real estate sector, which is defined as companies that derive at least 50% of their assets, gross income or net profits from business activity in the real estate sector. The Advisor then employs a quantitative model to screen companies based on criteria of capitalization, liquidity and correlation. The resulting portfolio is weighted by market capitalization with some modifications to ensure diversification. The Advisor closely monitors the efficacy of this methodology, and makes periodic changes in the composition of the Fund to ensure that it remains a valid representative of the real estate sector.

OTHER INVESTMENT PRACTICES AND STRATEGIES

Please see the Statement of Additional Information (the "SAI") for a more complete list of portfolio investment strategies, permitted investments and related risks.

PORTFOLIO HOLDINGS

A description of the Funds' policies and procedures with respect to the disclosure of Fund portfolio securities is available in the SAI.

                               [GRAPHIC OMITTED]

                                                                   PROSPECTUS 51

INVESTING WITH RYDEX:
--------------------------------------------------------------------------------
SHAREHOLDER INFORMATION

A-Class Shares and C-Class Shares are offered primarily through authorized securities brokers and other financial intermediaries.

OPENING YOUR ACCOUNT


You will need to open a Rydex shareholder account to make share transactions - buy, sell or exchange shares of the Funds. You can request an account application by calling Rydex Client Services at 800.820.0888 or 301.296.5406 or simply download an application from the Rydex web site - www.rydexinvestments.com. For more information on opening an account, call Rydex Client Services at 800.820.0888 or 301.296.5406 or visit www.rydexinvestments.com.


The type of application you will need depends on the type of account you want to open. For example, if you are opening a retirement account, such as an IRA, you will need to complete a different application than you would if you were opening a taxable account. When you call Rydex to request an account application, be sure to let the Client Services representative know what type of account you want to open to ensure that you receive the correct application.

If you open your account through a broker or other financial intermediary, your financial intermediary will ordinarily assist you in completing the necessary application to open your account with Rydex.


--------------------------------------------------------------------------------
MINIMUM AMOUNTS FOR ESTABLISHING ACCOUNTS

The minimum initial investment amount and minimum account balance requirements for A-Class Shares or C-Class Shares are:

      o     $1,000 for retirement accounts

      o     $2,500 for all other accounts

Accounts opened through a financial intermediary will be subject to your financial intermediary's minimum initial investment amount and minimum account balance requirements, which may be different than the amounts above.

There are no minimum amounts for subsequent investments in the Funds except for subsequent investments made via Automated Clearing House ("ACH"). For more information about subsequent investments via ACH please see "Purchase Procedures" below.

Rydex reserves the right to modify its minimum account balance requirements at any time, with or without prior notice to you.

Purchases of C-Class Shares of a Fund requested in an amount of $1,000,000 or more will be automatically made in A-Class Shares of that Fund.
--------------------------------------------------------------------------------

                                [GRAPHIC OMITTED]

52

TIPS TO SUCCESSFULLY COMPLETE YOUR ACCOUNT APPLICATION

o You must provide each account holder's social security number or tax ID number and date of birth on the application to avoid a delay in processing.

o Attach a copy of the trust document when establishing a trust account.

o When establishing an account for your corporation, partnership or self directed retirement plan, please indicate the correct account type to ensure proper tax reporting, and provide a copy of one of the following documents: registered articles of incorporation, government-issued business license, partnership papers, plan documents or other official documentation that verifies the entity and lists the authorized individuals. Failure to provide this documentation may result in a delay in processing your application.

o You must provide a street address (Rydex does not accept P.O. Box only addresses). If any joint owner has a different address than the account registration, please indicate what it is on the application.

o BE SURE TO SIGN THE APPLICATION.

o If you open an account directly with Rydex you will receive a confirmation statement by mail confirming your initial purchase. Review this confirmation carefully to ensure that all of the information is correct. Notify us promptly of any errors.

TRANSACTION INFORMATION
--------------------------------------------------------------------------------


This section provides important information about the procedures that you must follow when you buy, sell or exchange shares of the Funds. You may submit transaction orders to buy, sell or exchange Fund shares on any day that the NYSE is open for business (a "Business Day"). On any day that the Federal Reserve Bank of New York or the NYSE closes early, the principal government securities and corporate bond markets close early (such as on days in advance of holidays generally observed by participants in these markets), or as permitted by the U.S. Securities and Exchange Commission (the "SEC"), the Funds reserve the right to advance the time that NAV is calculated and, correspondingly, the time by which purchase and redemption orders must be received.


TRANSACTION CUT-OFF TIMES

All shareholder transaction orders are processed at the NAV next determined after your transaction order is received with all of the necessary information, sometimes referred to as "good order," by the Funds' transfer agent, distributor, or authorized dealer, subject to any applicable front end sales charge. The following transaction cut-off times have been established in order to allow the

                                [GRAPHIC OMITTED]

                                                                   PROSPECTUS 53

transfer agent appropriate time to report the current day's trading activity to the Funds' Advisor. Any application that is sent to the transfer agent does not constitute a purchase order until the transfer agent processes the application and receives correct payment by check, wire transfer or ACH.


-------------------------------------------------------------------------------
METHOD         FUND                                          CUT-OFF TIME
-------------------------------------------------------------------------------
By Mail        All Funds                                      Market Close
-------------------------------------------------------------------------------
By Phone       Multi-Cap Core Equity Fund, Sector
               Rotation Fund, Absolute Return Strategies
               Fund, Commodities Strategy Fund,               Market Close
               and Hedged Equity Fund
               ----------------------------------------------------------------
               Strengthening Dollar 2x Strategy Fund
               and Weakening Dollar 2x Strategy         3:45 P.M., Eastern Time
               Fund
               ----------------------------------------------------------------
               Real Estate Fund                         3:30 P.M., Eastern Time
-------------------------------------------------------------------------------
By Internet    Multi-Cap Core Equity Fund, Sector
               Rotation Fund, Absolute Return Strategies      Market Close
               Fund, Commodities Strategy Fund,
               and Hedged Equity Fund
               ----------------------------------------------------------------
               Strengthening Dollar 2x Strategy Fund
               and Weakening Dollar 2x Strategy         3:50 P.M., Eastern Time
               Fund
               ----------------------------------------------------------------
               Real Estate Fund                         3:45 P.M., Eastern Time
-------------------------------------------------------------------------------
By Financial
Intermediary   All Funds                                     Market Close*
-------------------------------------------------------------------------------


* EACH FINANCIAL INTERMEDIARY MAY HAVE ITS OWN RULES ABOUT SHARE TRANSACTIONS, AND MAY HAVE DIFFERENT CUT-OFF TIMES FOR PROCESSING YOUR TRANSACTION ORDER.

EARLY TRANSACTION CUT-OFF TIMES

On any day that a Fund calculates NAV earlier than normal, as described below, Rydex reserves the right to advance the time on that day by which shareholder transaction orders must be received by the transfer agent.

                                [GRAPHIC OMITTED]

54

--------------------------------------------------------------------------------
CALCULATING NAV

The price at which you buy, sell and exchange shares is the net asset value per share, which is also known as NAV, plus any applicable redemption fee or sales charges.

Each Fund calculates its NAV by:

o     Taking the current market value of its total assets

o     Subtracting any liabilities

o     Dividing that amount by the total number of shares owned by shareholders

The Funds calculate NAV once each Business Day as of the regularly scheduled close of normal trading on the NYSE (normally, 4:00 p.m., Eastern Time). If the primary exchange or market where the Funds' securities or other investments trade closes early - such as on days in advance of holidays generally observed by participants in these markets - the Funds may calculate NAV as of the earlier closing time in accordance with the policies set forth in the Funds' SAI. For more information on these early closings, please call 800.820.0888 or visit the Rydex web site - www.rydexinvestments.com.

In calculating NAV, the Funds generally value their investment portfolios based on the market price of the securities as of the time the Funds determine NAV. If market prices are unavailable or the Funds think that they are unreliable, the Funds price those securities at fair value as determined in good faith using methods approved by the Board of Trustees. For example, market prices may be unavailable if trading in a particular portfolio security was halted during the day and did not resume prior to the Funds' NAV calculation. The Funds may view market prices as unreliable when the value of a security has been materially affected by events occurring after the market closes, but prior to the time as of which the Funds calculate NAV.

The use of fair valuation in pricing a security involves the consideration of a number of subjective factors and therefore, is susceptible to the unavoidable risk that the valuation may be higher or lower than the price at which the security might actually trade if a reliable market price were readily available.

More information about the valuation of the Funds' holdings can be found in the SAI.
--------------------------------------------------------------------------------

                                [GRAPHIC OMITTED]

                                                                   PROSPECTUS 55

TRANSACTIONS THROUGH YOUR FINANCIAL INTERMEDIARY

If you opened your account through a financial intermediary, you will ordinarily submit your transaction orders through that financial intermediary. Your financial intermediary is responsible for ensuring that your transaction order is in good order, and promptly transmitting your order to the Funds. Transaction orders received in good order by your financial intermediary will be processed at the Funds' next determined NAV. Financial intermediaries may charge fees for the services they provide to you in connection with processing your transaction order or maintaining your account with them. Each financial intermediary may also have its own rules about minimum initial investment amounts, minimum account balances, share transactions, limits on the number of share transactions you are permitted to make in a given time period, and may have different cut-off times for processing your transaction order. For more information about your financial intermediary's rules and procedures, you should contact your financial intermediary directly.

SALES CHARGES
--------------------------------------------------------------------------------

A-CLASS SHARES

A-Class Shares are sold at NAV, plus the applicable front-end sales charge. The sales charge is used to pay your financial intermediary a sales commission up to a total of 4.75% of the purchase price of your investment in connection with your initial purchase. However, in some cases, described below, your purchase may not be subject to an initial sales charge, and the offering price will be the NAV. In other cases, you may be eligible for a reduced sales charge. The sales charge varies depending on the amount of your purchase. The current sales charge rates are as follows:

-------------------------------------------------------------------------------
                                    SALES CHARGE AS % OF   SALES CHARGE AS % OF
AMOUNT OF INVESTMENT                   OFFERING PRICE       NET AMOUNT INVESTED
-------------------------------------------------------------------------------
Less than $100,000                        4.75%                  4.99%
-------------------------------------------------------------------------------
$100,000 but less than $250,000           3.75%                  3.90%
-------------------------------------------------------------------------------
$250,000 but less than $500,000           2.75%                  2.83%
-------------------------------------------------------------------------------
$500,000 but less than $1,000,000         1.60%                  1.63%
-------------------------------------------------------------------------------
$1,000,000 or greater                       *                      *
-------------------------------------------------------------------------------

* FOR INVESTMENTS OF $1 MILLION OR MORE, A-CLASS SHARES ARE SOLD AT NAV, WITHOUT ANY UP-FRONT SALES CHARGE. HOWEVER, IF YOU SELL YOUR SHARES WITHIN 18 MONTHS OF PURCHASE, YOU WILL NORMALLY HAVE TO PAY A 1% CDSC BASED ON YOUR INITIAL PURCHASE PRICE OR CURRENT MARKET VALUE, WHICHEVER IS LOWER. THE CDSC IS USED TO REIMBURSE THE DISTRIBUTOR FOR PAYING YOUR FINANCIAL INTERMEDIARY A SALES COMMISSION UP TO A TOTAL OF 1.00% OF THE PURCHASE PRICE OF YOUR INVESTMENT IN CONNECTION WITH YOUR INITIAL PURCHASE. FOR MORE INFORMATION ABOUT WHETHER YOUR FINANCIAL INTERMEDIARY HAS ENTERED INTO SUCH AN ARRANGEMENT, CONTACT YOUR INTERMEDIARY DIRECTLY.

                                [GRAPHIC OMITTED]

56

HOW TO REDUCE YOUR SALES CHARGE

You may be eligible to purchase A-Class Shares for reduced sales charges. To qualify for these reductions, you or your financial intermediary must provide sufficient information, IN WRITING AND AT THE TIME OF PURCHASE, to verify that your purchase qualifies for such treatment. For additional information, including information on aggregating purchases among related accounts to receive reduced sales charges, see the SAI. Consistent with the policies described in this Prospectus, you and your "immediate family" (your spouse and your children under the age of 21) may combine your Fund holdings to reduce your sales charge. New purchases of A-Class Shares of the Rydex U.S. Government Money Market Fund, which is offered in a separate prospectus, and existing holdings of A-Class Shares of the Rydex U.S. Government Money Market Fund that have not previously been subject to a sales charge will not be counted for purposes of reducing your sales charge on purchases of A-Class Shares of the Funds, as discussed below.

      o RIGHTS OF ACCUMULATION. To qualify for the lower sales charge rates that apply to larger purchases of A-Class Shares, you may combine your new purchases of A-Class Shares with the shares of any other A-Class Shares or C-Class Shares of Rydex Funds that you already own. The applicable initial sales charge for the new purchase is based on the total of your current purchase and the current value of all other A-Class and C-Class Shares that you own. Additionally, you may combine simultaneous purchases of A-Class Shares of one Rydex Fund with A-Class Shares of any other Rydex Fund to reduce the sales charge rate that applies to the purchase of A-Class Shares of any Rydex Fund. The reduced sales charge will apply only to current purchases and must be requested in writing when you buy your shares. As discussed above, A-Class Shares of the Rydex U.S. Government Money Market Fund that have not been subject to a sales charge will not be counted for purposes of reducing your sales charge.

      o LETTERS OF INTENT. Under a Letter of Intent ("LOI"), you commit to purchase a specified dollar amount of A-Class Shares of Rydex Funds during a 13-month period. At your written request, A-Class Share purchases made during the previous 90 days may be included. The amount you agree to purchase determines the initial sales charge you pay. If the full-face amount of the LOI is not invested by the end of the 13-month period, your account will be adjusted to the higher initial sales charge level for the amount actually invested. You are not legally bound by the terms of your LOI to purchase the amount of your shares stated in the LOI. The LOI does, however, authorize the Funds to hold in escrow 4% of the total amount you intend to purchase. If you do not complete the

                                [GRAPHIC OMITTED]

                                                                   PROSPECTUS 57

            total intended purchase at the end of the 13-month period, the Funds' transfer agent will redeem the necessary portion of the escrowed shares to make up the difference between the reduced rate sales charge (based on the amount you intended to purchase) and the sales charge that would normally apply (based on the actual amount you purchased). As discussed above, A-Class Shares of the Rydex U.S. Government Money Market Fund that have not been subject to a sales charge will not be counted for purposes of reducing your sales charge.


SALES CHARGE WAIVERS

The sales charge on purchases of A-Class Shares is waived for certain types of investors, including:

      o REPURCHASE OF A-CLASS SHARES. If you have redeemed A-Class Shares of any Rydex Fund within the past 365 days, you may repurchase an equivalent amount of A-Class Shares of any Rydex Fund at NAV, without the normal front-end sales charge. In effect, this allows you to reacquire shares that you may have had to redeem, without re-paying the front-end sales charge. You may exercise this privilege only once and must notify the Fund that you intend to do so in writing. The Fund must receive your purchase order within 365 days of your redemption. Note that if you reacquire shares through separate installments (E.G., through monthly or quarterly repurchases), the sales charge waiver will only apply to those portions of your repurchase order received within 365 days of your redemption.

      o Directors and officers of any fund sponsored by the Advisor or any of its subsidiaries and their immediate families (E.G., spouse, children, mother or father).

      o Employees of the Advisor and their immediate families, or any full-time employee or registered representative of the Distributor or of broker-dealers having dealer agreements with the Distributor (a "Selling Broker") and their immediate families (or any trust, pension, profit sharing or other benefit plan for the benefit of such persons).

      o Any full-time employee of a bank, savings and loan, credit union or other financial institution that utilizes a Selling Broker to clear purchases of the Funds' shares and their immediate families.

      o Participants in certain "wrap-fee" or asset allocation programs or other fee based arrangements sponsored by broker-dealers and other financial institutions that have entered into agreements with the Distributor.

                                [GRAPHIC OMITTED]

58

      o Any accounts established on behalf of registered investment advisers or their clients by broker-dealers that charge a transaction fee and that have entered into agreements with the Distributor.

      o Employer-sponsored retirement plans including, but not limited to, those that qualify under Sections 403(b), 401(a), 401(k) or 457 of the Internal Revenue Code of 1986, as amended, where at the time of purchase the Distributor has been notified in writing that such plan has at least $100 million in assets or 100 participating employees. Employer-sponsored retirement plans do not include IRAs, Roth IRAs, SEP or SARSEP plans, profit-sharing plans, single participant plans or plans covering self-employed individuals and their employees; such account types, however, may apply for sales charge reductions. Please see the SAI for more information.

The Funds do not waive sales charges for the reinvestment of proceeds from the sale of shares of a non-Rydex Fund where those shares were subject to a front-end sales charge (sometimes called an NAV Transfer).

SALES CHARGE EXCEPTIONS

You will not pay initial sales charges on the following:

      o Purchases of A-Class Shares of the Rydex U.S. Government Money Market Fund, which are offered in a separate prospectus.

      o     A-Class Shares purchased by reinvesting dividends and distributions.

      o When exchanging A-Class Shares of one Fund for A-Class Shares of another Fund, unless you are exchanging A-Class Shares of the Rydex U.S. Government Money Market Fund that have not previously been subject to a sales charge.


C-CLASS SHARES

C-Class Shares are sold at NAV, without any up-front sales charge, so that the full amount of your purchase is invested in the Funds. However, if you sell your shares within 12 months of purchase, you will normally have to pay a 1% CDSC based on your initial purchase price or current market value, whichever is lower. The CDSC is used to reimburse the Distributor for paying your financial intermediary a sales commission up to a total of 1.00% of the purchase price of your investment in connection with your initial purchase. If your intermediary has entered into arrangements with the Distributor to forego receipt of that initial 1.00% sales commission, the Funds will waive any otherwise applicable CDSC when you redeem your C-Class Shares. For more information about whether your broker-dealer has entered into such an arrangement, contact your intermediary directly.

                                [GRAPHIC OMITTED]

                                                                   PROSPECTUS 59

WAIVER OF CDSC

The CDSC will be waived for the redemption of C-Class Shares:

      o purchased through a financial intermediary that has entered into arrangements with the Distributor to forego receipt of an initial sales commission;

      o     purchased by reinvesting dividends;

      o     following the death or disability of a shareholder;

      o on the first 10% of shares that are sold within 12 months of purchase; or

      o resulting from a Fund exercising its right to redeem accounts that maintain a balance below the current applicable minimum investment.

The policy of waiving the CDSC for certain redemptions may be modified or discontinued, with respect to new shareholders, at any time.

BUYING FUND SHARES
--------------------------------------------------------------------------------


The Funds offer their shares continuously and investors may submit purchase orders to buy shares on any Business Day. However, Rydex reserves the right to reject or refuse, in whole or in part, any purchase order for Fund shares. Purchase orders, like any other share transaction, are subject to the Funds' transaction cut-off times and will be processed at the NAV next determined after your purchase order is received in good order. Certain Funds charge a 1.00% redemption fee on redemptions of shares made within thirty (30) days of the date of purchase. See "Frequent Trading Purchases and Redemptions of Fund Shares" below for more information.


PURCHASE PROCEDURES


The Funds offer you the option to submit purchase orders through your financial intermediary or send purchase orders by mail, fax or internet and send purchase proceeds by check, wire transfer or ACH. The Funds do not accept cash or cash equivalents (such as travelers' checks, money orders or bearer bonds), government checks, third-party checks, starter checks or checks drawn on a line of credit (including credit card convenience checks). Cashiers checks, bank checks, official checks and treasurers' checks less than or equal to $10,000 are also not accepted. Rydex reserves the right to refuse other payment instruments if, in the sole discretion of Fund management, it is deemed to be in the best interests of the Funds. You may buy shares and send your purchase proceeds by any of the following methods:

                                [GRAPHIC OMITTED]

60

--------------------------------------------------------------------------------
                         INITIAL PURCHASE               SUBSEQUENT PURCHASES
                  --------------------------------------------------------------
                  Complete the account             Complete the Rydex investment
                  application that corresponds     slip included with your
                  to the type of account you are   quarterly statement or send
                  opening.                         written purchase instructions
                                                   that include:
                  o   MAKE SURE TO DESIGNATE THE
                      RYDEX FUND(S) YOU WANT TO    o   YOUR NAME
                      PURCHASE.
                                                   o   YOUR SHAREHOLDER ACCOUNT
BY MAIL           o   MAKE SURE YOUR INVESTMENT        NUMBER
                      MEETS THE ACCOUNT MINIMUM.
IRA AND OTHER
RETIREMENT                                         o   THE RYDEX FUND(S) YOU
ACCOUNTS REQUIRE                                       WANT TO PURCHASE.
ADDITIONAL        --------------------------------------------------------------
PAPERWORK.                 Make your check payable to RYDEX INVESTMENTS.
                  --------------------------------------------------------------
                          Your check must be drawn on a U.S. bank and payable
                                         in U.S. Dollars.
                  --------------------------------------------------------------
CALL RYDEX          Include the name of the Rydex Fund(s) you want to purchase
CLIENT SERVICES                           on your check.
TO REQUEST A              IF YOU DO NOT SPECIFY WHICH RYDEX FUND(S) YOU WANT
RETIREMENT               TO PURCHASE, YOUR INVESTMENT WILL BE CREDITED TO THE
ACCOUNT INVESTOR               RYDEX U.S. GOVERNMENT MONEY MARKET FUND,
APPLICATION KIT.              WHICH IS OFFERED IN A SEPARATE PROSPECTUS.
                  --------------------------------------------------------------
                      Mail your application and      Mail your written purchase
                              check to:              instructions and check to:
                  --------------------------------------------------------------
                  MAILING ADDRESS:
                  Rydex Investments
                  Attn: Ops. Dept.
                  9601 Blackwell Road, Suite 500
                  Rockville, MD 20850
--------------------------------------------------------------------------------

                                [GRAPHIC OMITTED]

                                                                   PROSPECTUS 61

--------------------------------------------------------------------------------
                         INITIAL PURCHASE               SUBSEQUENT PURCHASES
                  --------------------------------------------------------------
                  Submit new account paperwork,    Be sure to designate in
                  and then call Rydex to obtain    your wire instructions the
                  your account number.             Rydex Fund(s) you want to
                                                   purchase.
                  o   MAKE SURE TO DESIGNATE THE
                      RYDEX FUND(S) YOU WANT TO
                      PURCHASE.

                  o   MAKE SURE YOUR INVESTMENT
                      MEETS THE ACCOUNT MINIMUM.
BY WIRE           --------------------------------------------------------------
RYDEX CLIENT      To obtain "same-day credit" (to get that Business Day's NAV)
SERVICES PHONE    for your purchase order, YOU MUST CALL RYDEX CLIENT SERVICES
NUMBER:           AND PROVIDE THE FOLLOWING INFORMATION PRIOR TO THE TRANSACTION
800.820.0888      CUT-OFF TIME FOR THE RYDEX FUND(S) YOU ARE PURCHASING:
OR
301.296.5406      o   Account Number

                  o   Fund Name

                  o   Amount of Wire

                  o   Fed Wire Reference Number (upon request)

                  You will receive a confirmation number to verify that your purchase order has been accepted.

                    IF YOU DO NOT NOTIFY RYDEX CLIENT SERVICES OF THE INCOMING
                     WIRE, YOUR PURCHASE ORDER WILL NOT BE PROCESSED UNTIL THE
                          BUSINESS DAY FOLLOWING THE RECEIPT OF THE WIRE.
                  --------------------------------------------------------------
                  WIRE INSTRUCTIONS:
                  U.S. Bank
                  Cincinnati, OH
                  Routing Number: 0420-00013
                  For Account of: Rydex Investments
                  Account Number: 48038-9030
                  [Your Name]
                  [Your shareholder account number]

                       IF YOU DO NOT SPECIFY WHICH RYDEX FUND(S) YOU WANT TO
                        PURCHASE, YOUR INVESTMENT WILL BE CREDITED TO THE
                            RYDEX U.S. GOVERNMENT MONEY MARKET FUND,
                           WHICH IS OFFERED IN A SEPARATE PROSPECTUS.
--------------------------------------------------------------------------------

                                [GRAPHIC OMITTED]

62

--------------------------------------------------------------------------------
                         INITIAL PURCHASE               SUBSEQUENT PURCHASES
                  --------------------------------------------------------------
                  Submit new account paperwork,    SUBSEQUENT PURCHASES MADE
                  and then call Rydex to           VIA ACH MUST BE A MINIMUM
                  obtain your account number.      OF $50. To make a
                  Be sure to complete the          subsequent purchase send
                  "Electronic Investing via        written purchase instructions
                  ("ACH")" section. Then, fax it   that include:
                  to Rydex (ONLY Individual,
                  Joint and UGMA/UTMA              o  YOUR NAME
BY ACH            accounts may be opened by
(FAX)             fax).                            o  YOUR SHAREHOLDER ACCOUNT
                                                      NUMBER
RYDEX FAX         o  MAKE SURE TO INCLUDE A
NUMBER:              LETTER OF INSTRUCTION         o  THE RYDEX FUND(S) YOU
301.296.5103         REQUESTING THAT WE PROCESS       WANT TO PURCHASE
                     YOUR PURCHASE BY ACH.
                                                   o  ACH BANK INFORMATION
                  o  MAKE SURE TO DESIGNATE THE       (IF NOT ON RECORD).
                     RYDEX FUND(S) YOU WANT TO
                     PURCHASE.

                  o  MAKE SURE YOUR INVESTMENT
                     MEETS THE ACCOUNT MINIMUM.

--------------------------------------------------------------------------------

BY ACH                    Follow the directions on the Rydex web site -
(INTERNET)                           www.rydexinvestments.com

--------------------------------------------------------------------------------


CANCELLED PURCHASE ORDERS

Rydex will ordinarily cancel your purchase order under the following circumstances:

      o     if your bank does not honor your check for any reason

      o     if the transfer agent (Rydex) does not receive your wire transfer

      o     if the transfer agent (Rydex) does not receive your ACH transfer

      o     if your bank does not honor your ACH transfer

IF YOUR PURCHASE ORDER IS CANCELLED FOR ANY OF THESE REASONS, YOU WILL NOT BE ENTITLED TO BENEFIT FROM ANY INCREASE IN NAV THAT THE FUND(S) MAY HAVE EXPERIENCED FROM THE TIME OF YOUR ORDER TO THE TIME OF ITS CANCELLATION. IN ADDITION, IF THE FUND(S) NAV DECREASES IN VALUE FROM THE TIME OF YOUR ORDER TO THE TIME OF ITS CANCELLATION, THE FUND(S) WILL HOLD YOU LIABLE FOR ANY LOSSES THAT IT INCURS AS A RESULT OF YOUR CANCELLED ORDER.

                                [GRAPHIC OMITTED]

                                                                   PROSPECTUS 63

SELLING FUND SHARES
--------------------------------------------------------------------------------


The Funds redeem their shares continuously and investors may sell their shares back to the Funds on any Business Day. You may redeem all or any portion of your Fund shares at the Funds' next determined NAV calculated after your redemption order is received in good order by the transfer agent. Redemption orders, like any other share transaction, are subject to the Funds' transaction cut-off times, and will be processed at the NAV next determined after your redemption order is received in good order by the transfer agent. Certain Funds charge a 1.00% redemption fee on redemptions of shares made within thirty (30) days of the date of purchase. See "Frequent Purchases and Redemptions of Fund Shares" below for more information.


The Funds may suspend your right to redeem your shares during times when trading on the NYSE is suspended or restricted, or otherwise as permitted by the SEC. The Funds reserve the right to pay part of your redemption proceeds in liquid securities with a market value equal to the redemption price.

REDEMPTION PROCEDURES

You will ordinarily submit your transaction order through your financial intermediary or other securities dealers through which you opened your shareholder account or through Rydex directly. The Funds also offer you the option to send redemption orders to Rydex by:

--------------------------------------------------------------------------------
                 Rydex Investments
     MAIL        Attn: Ops. Dept.
                 9601 Blackwell Road, Suite 500
                 Rockville, MD 20850
--------------------------------------------------------------------------------
                 301.296.5103

      FAX        If you send your redemption order by fax, you must call Rydex
                 Client Services at 800.820.0888 or 301.296.5406 to verify
                 that your fax was received and when it will be processed.
--------------------------------------------------------------------------------
   TELEPHONE     800.820.0888 or 301.296.5406 (not available for retirement accounts)
--------------------------------------------------------------------------------

Whether you transmit your redemption order by mail, fax or telephone, you must include the following information in your redemption order:

      o     your name

      o     your shareholder account number

      o     Fund name(s)

      o     dollar amount or number of shares you would like to sell

      o whether you want your sale proceeds sent to you by check, wire or ACH (a new alternate payee or new wire instructions may require a signature guarantee)

      o signature of account owner(s) (not required for telephone redemptions)

                                [GRAPHIC OMITTED]

64

You may only place a redemption order if you are the registered owner of the account or the registered owner has given Rydex written authorization to allow you to make redemptions from the account. You will receive a confirmation number for your redemption. Please retain it for your records.

DISTRIBUTIONS FROM QUALIFIED RETIREMENT ACCOUNTS

Distributions from your tax-qualified plan or individual retirement account
(IRA) may have adverse tax consequences to you. You should consult your tax adviser before redeeming shares and making distributions from your tax-qualified plan or IRA account. All requests for distributions of redemption proceeds from tax-qualified plan and IRA accounts must be in writing. All distributions from tax-qualified plans and IRAs are subject to tax withholding rules.

RECEIVING YOUR REDEMPTION PROCEEDS

Your redemption proceeds normally will be sent within seven days of the transfer agent receiving your request. For redemption orders that settle on federal bank holidays, your redemption proceeds will be sent on the next Business Day following the holiday. FOR INVESTMENTS MADE BY CHECK OR ACH (NOT WIRE PURCHASES), PAYMENT OF REDEMPTION PROCEEDS MAY BE DELAYED UNTIL THE TRANSFER AGENT IS REASONABLY SATISFIED THAT YOUR PURCHASE HAS CLEARED. IT MAY TAKE UP TO 15 DAYS FOR YOUR PURCHASE TO CLEAR.

All redemptions will be mailed to your address of record, sent electronically, via ACH, or wired to your bank account of record. You may request overnight mail service for an additional fee. If you request payment of redemption proceeds to a third party or to a location other than your address of record or bank account of record, your redemption request must be IN WRITING AND MUST INCLUDE A SIGNATURE GUARANTEE AND MAY NOT BE FAXED.

--------------------------------------------------------------------------------
SIGNATURE GUARANTEES

Signature guarantees help protect you and your account against fraud. You can obtain a signature guarantee at most banks and financial intermediaries. A notary public cannot provide a signature guarantee. You may not use fax to transmit a signature guarantee to the Funds.
--------------------------------------------------------------------------------

LOW BALANCE ACCOUNTS

To offset the administrative expense of servicing small accounts, the Funds may impose, without additional notice, an administrative fee of $15 per year during periods where your account balance falls below the account minimum requirements for any reason. The Funds may redeem your shares if the value of your account falls below the required minimum investment amount. However, the Funds will provide you with at least 30 days' written notice to allow you sufficient time to add to your account and avoid the redemption of your shares.

                                [GRAPHIC OMITTED]

                                                                   PROSPECTUS 65

EXCHANGING FUND SHARES
--------------------------------------------------------------------------------


Unlike most mutual funds, the Real Estate Fund, Strengthening Dollar 2x Strategy Fund and Weakening Dollar 2x Strategy Fund offer unlimited exchange privileges with no minimum holding periods or transaction fees. An exchange is when you sell shares of one Rydex Fund and use the proceeds from that sale to purchase shares of another Rydex Fund. Investors may make exchanges on any Business Day of A-Class Shares or C-Class Shares of any Rydex Fund for A-Class Shares or C-Class Shares of any other Rydex Fund on the basis of the respective NAVs of the shares involved. An exchange of A-Class Shares of the Rydex U.S. Government Money Market Fund, which is offered in a separate prospectus, that have not previously been subject to a sales charge will be treated as an initial purchase of the other Rydex Fund and applicable sales charges will apply. Exchange requests, like any other share transaction, will be processed at the NAV next determined after your exchange order is received in good order. Exchanges involving other Rydex Funds not included in this Prospectus may be subject to different transaction cut-off times. All exchange requests must be received by the Rydex Funds' transfer agent prior to the cutoff time of the Rydex Fund you are exchanging out of or the Rydex Fund you are exchanging into, whichever is earlier, to be processed at that Business Day's NAV. See "Exchanges with Other Rydex Funds" below for additional information. The exchange privilege may be modified or discontinued at any time.


EXCHANGE PROCEDURES

You will ordinarily submit your transaction order through your financial intermediary or other securities dealers through which you opened your shareholder account or through Rydex directly. The Funds also offer you the option to send exchange requests to Rydex by:

--------------------------------------------------------------------------------
                 Rydex Investments
  MAIL           Attn: Ops. Dept.
                 9601 Blackwell Road, Suite 500
                 Rockville, MD 20850
--------------------------------------------------------------------------------
                 301.296.5101

   FAX           If you send your exchange request by fax, you must call Rydex
                 Client Services at 800.820.0888 to verify that your fax was received and when it will be processed.
--------------------------------------------------------------------------------
TELEPHONE        800.820.0888 OR 301.296.5406
--------------------------------------------------------------------------------
INTERNET         Follow the directions on the Rydex web site -
                 www.rydexinvestments.com
--------------------------------------------------------------------------------

Whether you transmit your exchange request by mail, fax, telephone or internet, you must include the following information in your exchange request:

      o     your name

                                [GRAPHIC OMITTED]

66

      o     your shareholder account number

      o Fund name(s) you are exchanging out of (selling) and Fund name(s) you are exchanging into (buying)

      o dollar amount, number of shares or percentage of Fund position involved in the exchange

      o signature of account owner(s) (not required for telephone or internet exchanges)

You may only place exchange orders if you are the registered owner of the account or the registered owner has given Rydex written authorization to allow you to trade the account. You will receive a confirmation number for your exchange. Please retain it for your records.

MINIMUM EXCHANGE AMOUNTS

The minimum amount for an exchange is either $1,000 or 100% of the Fund position from which the exchange is coming, whichever is less. If you are exchanging the minimum amount, you may not split the proceeds between multiple Rydex Funds. If you place exchange transactions in shares or in percentages, the minimum exchange amount still applies. This minimum may be waived for accounts that are part of an asset allocation strategy.

EXCHANGES WITH OTHER RYDEX FUNDS


On any Business Day, investors may make exchanges of A-Class Shares or C-Class Shares of the Funds for A-Class Shares or C-Class Shares of any Rydex Fund not offered in this Prospectus. WHILE MOST RYDEX FUNDS OFFER UNLIMITED EXCHANGE PRIVILEGES WITH NO MINIMUM HOLDING PERIODS OR TRANSACTION FEES, CERTAIN RYDEX FUNDS, INCLUDING THE MULTI-CAP CORE EQUITY FUND, SECTOR ROTATION FUND, ABSOLUTE RETURN STRATEGIES FUND, COMMODITIES STRATEGY FUND AND HEDGED EQUITY FUND DO NOT ALLOW UNLIMITED TRADING. SEE "FREQUENT PURCHASES AND REDEMPTIONS OF FUND SHARES" BELOW FOR MORE INFORMATION. IF YOU ARE CONTEMPLATING AN EXCHANGE FOR SHARES OF ANY RYDEX FUND NOT OFFERED IN THIS PROSPECTUS, YOU SHOULD OBTAIN AND REVIEW THAT RYDEX FUND'S CURRENT PROSPECTUS BEFORE MAKING THE EXCHANGE. You can obtain a prospectus for any Rydex Fund not offered in this Prospectus by calling
800.820.0888 or 301.296.5406 or visiting the Rydex web site at www.rydexinvestments.com.


RYDEX ACCOUNT POLICIES
--------------------------------------------------------------------------------

SHAREHOLDER IDENTIFICATION AND VERIFICATION

Federal regulations may require the Funds to obtain your name, your date of birth (for a natural person), your residential street address or principal place of business and your Social Security Number, Employer Identification Number or other government issued identification when you open an account. Additional

                                [GRAPHIC OMITTED]

                                                                   PROSPECTUS 67

information may be required in certain circumstances or to open accounts for corporations or other entities. The Funds may use this information to attempt to verify your identity. The Funds may not be able to establish an account if the necessary information is not received. The Funds may also place limits on account transactions while it is in the process of attempting to verify your identity. Additionally, if the Funds are unable to verify your identity after your account is established, the Funds may be required to redeem your shares and close your account.

Rydex provides accounts for U.S. citizens and resident aliens. We will not open a new account for any non-resident aliens (natural person or entity). If you are unsure of your status please consult your tax adviser. Non-resident aliens may hold Rydex Funds through a financial intermediary, subject to that financial intermediary's requirements.

Customer identification and verification is part of the Funds' overall obligation to deter money laundering under applicable law. The Funds have adopted an anti-money laundering compliance program designed to prevent the Funds from being used for money laundering or the financing of terrorist activities. In this regard, the Funds reserve the right to (i) refuse, cancel or rescind any purchase or exchange order, (ii) freeze any account and/or suspend account services or (iii) involuntarily close your account in cases of threatening conduct or suspected fraudulent or illegal activity. These actions will be taken when, in the sole discretion of Fund management, they are deemed to be in the best interests of the Funds or in cases when the Funds are requested or compelled to do so by governmental or law enforcement authority. If your account is closed at the request of governmental or law enforcement authority, you may not receive proceeds of the redemption if the Funds are required to withhold such proceeds.

CHANGES TO YOUR ACCOUNT

For information on what is required to make changes and/or additions to your account, and to obtain the appropriate forms, please visit the Rydex web site at www.rydexinvestments.com or call 800.820.0888 or 301.296.5406. If you own shares that are registered in your intermediary's name, and you want to transfer the registration to another intermediary or want the shares registered in your name, then you should contact your intermediary for instructions on how to make this change.

TRANSACTIONS OVER TELEPHONE OR INTERNET

Internet and telephone transactions are extremely convenient, but are not risk free. To ensure that your internet and telephone transactions are safe, secure, and as risk-free as possible, the Rydex Funds have instituted certain safeguards and procedures for determining the identity of web site users (including the use

                                [GRAPHIC OMITTED]

68

of secure passwords and 128-bit encryption technology) and telephone callers and authenticity of instructions. As a result, neither the Funds nor their transfer agent will be responsible for any loss, liability, cost, or expense for following internet, telephone or wire instructions they reasonably believe to be genuine. If you or your intermediaries make exchange requests by telephone or internet, you will generally bear the risk of any loss. Neither the Funds, nor their transfer agent, are responsible for internet transactions that are not received.

During periods of unusually high market activity or other times, it may be difficult to reach Rydex by telephone or access our internet site. Rydex and its affiliates will not be liable for any losses resulting from a cause over which Rydex or its affiliates do not have direct control, including but not limited to the failure of electronic or mechanical equipment or communication lines, telephone or other interconnect problems (E.G., if you are unable to access your online service provider), input errors on the internet, severe weather, facilities emergencies, earthquakes, floods and strikes or other labor problems. If you are not able to reach Rydex by your regular medium, consider sending written instructions.

STATEMENTS & CONFIRMATIONS

You will receive statements and trade confirmations of your investment transactions. You may elect to suppress trade confirmations by requesting this option in writing or via the internet. You may choose to receive your confirmations and/or statements either by mail or electronically.


eDELIVERY SERVICES

eDelivery offers shareholders the convenience of receiving most communications (such as trade confirmations, statements, prospectuses and shareholder reports, etc.) from the Funds through the web via email notification. For more information on eDelivery, please visit the Rydex web site at www.rydexinvestments.com. The Funds reserve the right to discontinue your eDelivery service if two (2) or more e-mail notices are returned as undeliverable.

RYDEX EXPRESS LINE - 1(800) 717-7776

You may access information about the Rydex Funds and your Rydex account anytime with the Rydex Express Line. This automated line gives you telephone access to Rydex Fund information including NAVs, daily factors, fund assets and distributions as well as balance and history information on your Rydex account.

                                [GRAPHIC OMITTED]

                                                                   PROSPECTUS 69

SERVICE AND OTHER FEES

Rydex may charge the following administrative fees on accounts held directly through the Funds' transfer agent for services associated with the following:

      o     $15 for wire transfers of redemption proceeds under $5,000

      o     $50 on purchase checks returned for insufficient funds

      o $25 to stop payment of a redemption check within 10 Business Days of the settlement date

      o $15 for standard overnight packages (fee may be higher for special delivery options)

      o     $25 for bounced draft checks or ACH transactions

      o     $15 per year for low balance accounts

      o The Funds reserve the right, upon notice, to charge you a fee to cover the costs of special requests for information that require extensive research or employee resources. Such requests could include a request for historical account transcripts or the retrieval of a significant number of documents.

Rydex reserves the right to change any of these fees or add additional service fees at any time.


RETIREMENT ACCOUNT FEES

Certain retirement plans such as IRA, SEP, Roth IRA and 403(b) accounts, are charged an annual $15 maintenance fee. Upon liquidating your retirement account, a $15 account-closing fee (and any unpaid annual maintenance fee) will be deducted from the proceeds of your redemption. You may pay the annual maintenance fee at any time during the calendar year by sending Rydex a check. If the annual maintenance fee is not paid separately prior to December, it will be deducted from your account.


ACCOUNT FEE WAIVERS

Certain fees may be waived for accounts with balances equal to or greater than $250,000 at the time the fee is charged. The fees that may be waived are the Annual maintenance fee and account-closing fee for retirement accounts and the fee for wires less than $5,000.

FREQUENT PURCHASES AND REDEMPTIONS OF FUND SHARES

Because the Real Estate, Strengthening Dollar 2x Strategy, and Weakening Dollar 2x Strategy Funds are designed and operated to accommodate frequent trading by shareholders and, unlike most mutual funds, offer unlimited exchange privileges with no minimum holding periods or transaction fees, the

                                [GRAPHIC OMITTED]

70

Funds' Board of Trustees has not adopted policies and procedures designed to prevent market timing or to monitor for frequent purchases and redemptions of Fund shares. A significant portion of the assets of the Funds come from investors who take part in certain strategic and tactical asset allocation programs. The Funds anticipate that investors who take part in these programs may frequently redeem or exchange shares of the Funds, which may cause the Funds to experience high portfolio turnover. Higher portfolio turnover may result in the Funds paying higher levels of transaction costs and generating greater tax liabilities for shareholders. In addition, large movements of assets into and out of the Funds may negatively impact a Fund's ability to achieve its investment objective.

Unlike most other Rydex Funds, the Multi-Cap Core Equity, Sector Rotation, Absolute Return Strategies, Commodities Strategy and Hedged Equity Funds are not suitable for purchase by active investors. Each Fund is intended for long-term investment purposes only and discourages shareholders from engaging in "market timing" or other types of excessive short-term trading. This frequent trading into and out of the Funds may present risks to the Fund's long-term shareholders, all of which could adversely affect shareholder returns. The risks posed by frequent trading include interfering with the efficient implementation of the Funds' investment strategies, triggering the recognition of taxable gains and losses on the sale of Fund investments, requiring the Funds to maintain higher cash balances to meet redemption requests, and experiencing increased transaction costs. Consequently, the Board of Trustees has adopted policies and procedures designed to prevent frequent purchases and redemptions of shares of the Funds.

In an effort to discourage short-term trading and defray costs incurred by shareholders as a result of same, the Multi-Cap Core Equity Fund, Sector Rotation Fund, Absolute Return Strategies Fund, Commodities Strategy Fund and Hedged Equity Fund charge a 1.00% redemption fee on redemptions of shares made within thirty (30) days of the date of purchase. The fee is deducted from the sale proceeds and cannot be paid separately, and any proceeds of the fee are credited to the assets of the applicable Fund. The fee does not apply to shares purchased with reinvested dividends or distributions. In determining how long shares of a Fund have been held, the Fund assumes that shares held by the investor the longest period of time will be sold first. The redemption fee is applicable to Fund shares purchased either directly or through a financial intermediary, such as a broker-dealer. Transactions through financial intermediaries typically are placed with a Fund on an omnibus basis and include both purchase and sale transactions placed on behalf of multiple investors. The Funds request that financial intermediaries assess the redemption fee on customer accounts and collect and remit the proceeds to the Funds. However, the

                                [GRAPHIC OMITTED]

                                                                   PROSPECTUS 71

Funds recognize that due to operational and system limitations, intermediaries' methods for tracking and calculating the fee may be inadequate or differ in some respects from the Funds.' Therefore, to the extent that financial intermediaries are unable to collect the redemption fee, the Funds may not be able to defray the expenses associated with short-term trades made by that financial intermediary's customers.

The Funds reserve the right to waive the redemption fee in their discretion where either a Fund believes such waiver is in the best interests of the Fund, including certain categories of redemptions that the Fund reasonably believes may not raise frequent trading or market timing concerns or where the financial intermediary's processing systems are unable to properly apply the redemption fee. These categories currently include (i) participants in certain group retirement plans or group annuity contracts whose processing systems are incapable of properly applying the redemption fee to underlying shareholders;
(ii) redemptions resulting from certain transfers upon the death of a shareholder; (iii) redemptions by certain pension plans as required by law or by regulatory authorities; (iv) systematic redemptions; (v) retirement loans and withdrawals; and (vi) redemptions in accounts participating in certain approved asset allocation programs.

For purposes of applying the Funds' policies, the Advisor may consider the trading history of accounts under common ownership or control. In addition, the Funds reserve the right to reject any purchase request by any investor or group of investors for any reason without prior notice, including, in particular, if the Advisor reasonably believes that the trading activity would be harmful or disruptive to a Fund. Although these policies are designed to deter frequent trading, none of these measures alone nor all of them taken together eliminate the possibility that frequent trading in the Funds will occur, particularly with respect to trades placed by shareholders that invest in the Funds through omnibus accounts maintained by brokers, retirement plan accounts and other financial intermediaries. The Funds' access to information about individual shareholder transactions made through such omnibus arrangements is often unavailable or severely limited. As a result, the Funds cannot assure that their policies will be enforced with regard to those Fund shares held through such omnibus arrangements (which may represent a majority of Funds' shares), and as a result frequent trading could adversely affect the Funds and their long-term shareholders as discussed above.


RIGHTS RESERVED BY THE FUNDS

The Funds reserve the right to close your account in cases of suspected fraudulent or illegal activity in accordance with applicable law. This action may be taken when, in the sole discretion of Fund management, it is deemed to be in

                                [GRAPHIC OMITTED]

72

the best interests of the Funds or in cases where the Funds are requested or compelled to do so by applicable law. If your account is closed at the request of governmental or law enforcement authority or pursuant to applicable law, you may not receive proceeds of the redemption if the Funds are required to withhold such proceeds.

DISTRIBUTION AND SHAREHOLDER SERVICES
--------------------------------------------------------------------------------

A-CLASS SHARES

The Funds have adopted a Distribution Plan applicable to A-Class Shares that allows the Funds to pay distribution fees to the Distributor and other firms that provide distribution services ("Service Providers"). The Funds will pay distribution fees to the Distributor at an annual rate not to exceed 0.25% of average daily net assets, pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended. The Distributor generally will, in turn, pay the Service Provider out of its fees. Because the Funds pay these fees out of assets on an ongoing basis, over time these fees may cost you more than other types of sales charges and will increase the cost of your investment.

C-CLASS SHARES


The Funds have adopted a Distribution and Shareholder Services Plan pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended, applicable to C-Class Shares that allows the Funds to pay annual distribution and service fees of 1.00% of the Funds' average daily net assets. The annual 0.75% distribution fee reimburses the Distributor for paying your intermediary a sales commission. The annual 0.25% service fee compensates your intermediary for providing on-going services to you. The Distributor advances the first year's distribution and service fees, and retains the distribution and service fees on accounts with no authorized intermediary of record. Because the Funds pay these fees out of assets on an ongoing basis, over time these fees may cost you more than other types of sales charges and will increase the cost of your investment.


COMPENSATION TO DEALERS

The Advisor, at its expense, may provide compensation to financial intermediaries for the sale of Fund shares. These payments may be made, at the discretion of the Advisor, to certain dealers who have sold shares of the Rydex Funds. The level of payments made to dealers will generally vary, but may be significant. These payments may provide an incentive for dealers to sell shares of the Rydex Funds and promote the retention of their customer's assets in the Funds. Any payments described above will not change the price paid by

                                [GRAPHIC OMITTED]

                                                                   PROSPECTUS 73

investors for the purchase of the applicable Rydex Fund's shares or the amount that any particular Rydex Fund will receive as proceeds from such sales. The Advisor determines the extent of such payments in its sole discretion in response to requests from dealer firms, based on factors it deems relevant, such as the dealer's sales, assets, share class utilized and the quality of the dealer's relationship with the Advisor. The Advisor periodically determines the advisability of continuing these payments. The Advisor may also pay expenses associated with meetings that facilitate educating financial advisers and shareholders about the Rydex Funds that are conducted by dealers.

DIVIDENDS AND DISTRIBUTIONS
--------------------------------------------------------------------------------

TIMING OF PAYMENTS

Income dividends, if any, are paid at least annually by each of the Funds. If you own Fund shares on a Fund's record date, you will be entitled to receive the dividend. The Funds may declare and pay dividends on the same date. The Funds make distributions of capital gains, if any, at least annually. The Funds, however, may declare a special capital gains distribution if the Board of Trustees believes that such a distribution would be in the best interests of the shareholders of a Fund.

DIVIDEND PAYMENT OPTIONS

Dividends and distributions will be paid in the form of additional Fund shares unless you have elected to receive payment in cash. If you did not elect to receive cash payments of dividends and distributions on your application, you must notify the Funds in writing to change your election prior to the date of the next distribution. Your election will become effective for dividends paid after the Funds receive your written notice. To cancel your election, simply send written notice to the Funds. Dividends and distributions with values of $10 or less may be automatically reinvested.

TAX INFORMATION
--------------------------------------------------------------------------------

The following is a summary of some important tax issues that affect the Funds and their shareholders. The summary is based on current tax laws, which may be changed by legislative, judicial or administrative action. You should not consider this summary to be a detailed explanation of the tax treatment of the Funds, or the tax consequences of an investment in the Funds. MORE INFORMATION ABOUT TAXES IS LOCATED IN THE SAI. YOU ARE URGED TO CONSULT YOUR TAX ADVISER REGARDING SPECIFIC QUESTIONS AS TO FEDERAL, STATE AND LOCAL INCOME TAXES.

                                [GRAPHIC OMITTED]

74

TAX STATUS OF EACH FUND

Each Fund is treated as a separate entity for federal tax purposes, and intends to qualify for the special tax treatment afforded to regulated investment companies. As long as a Fund qualifies as a regulated investment company, it pays no federal income tax on the earnings it distributes to shareholders.

TAX STATUS OF DISTRIBUTIONS


      o Each Fund will, at least annually, distribute substantially all of its net investment income and net capital gains income.

      o The income dividends and short-term capital gains distributions you receive from the Funds will be taxed as either ordinary income or qualified dividend income. Dividends that are qualified dividend income are eligible for the reduced maximum rate to individuals of 15% (5% for individuals in lower tax brackets) to the extent that the Fund receives qualified dividend income.

      o Any long-term capital gains distributions you receive from a Fund are taxable as long-term capital gains regardless of how long you have owned your shares. Long-term capital gains are currently taxed at a maximum rate of 15%.

      o Absent further legislation, the maximum 15% tax rate on qualified dividend income and long-term capital gains will cease to apply to taxable years beginning after December 31, 2010.

      o Dividends and distributions are generally taxable to you whether you receive them in cash or in additional shares.

      o Corporate shareholders may be entitled to a dividends-received deduction for the portion of dividends they receive that are attributable to dividends received by a Fund from U.S. corporations, subject to certain limitations.

      o Long-term capital gains distributions will result from gains on the sale or exchange of capital assets held by a Fund for more than one year.

      o Distributions paid in January but declared by a Fund in October, November or December of the previous year may be taxable to you in the previous year.

      o A Fund will inform you of the amount of your ordinary income dividends, qualified dividend income, and long-term capital gain distributions shortly after the close of each calendar year.

      o If you hold your shares in a tax-qualified retirement account, you generally will not be subject to federal taxation on Fund distributions until you begin receiving distributions from your retirement account. You should

                                [GRAPHIC OMITTED]

                                                                   PROSPECTUS 75

            consult your tax adviser regarding the tax rules that apply to your retirement account.

      o With respect to investments by the Absolute Return Strategies, Hedged Equity and Sector Rotation Funds, some foreign governments levy withholding taxes against dividend and interest income. Although in some countries a portion of these withholding taxes is recoverable, the non-recovered portion will reduce the income received from the securities in these Funds. In addition, these Funds may be able to pass along a tax credit for foreign income taxes that they pay. A Fund will provide you with the information necessary to reflect foreign taxes paid on your income tax return if it makes this election.


TAX STATUS OF SHARE TRANSACTIONS

EACH SALE, EXCHANGE, OR REDEMPTION OF FUND SHARES MAY BE A TAXABLE EVENT TO YOU. For tax purposes, an exchange of Fund shares for shares of a different Rydex Fund is treated the same as a sale. You should consider the tax consequences of any redemption or exchange before making such a request, especially with respect to redemptions if you invest in the Funds through a tax-qualified retirement plan.

STATE TAX CONSIDERATIONS

A Fund is not liable for any income or franchise tax in Delaware as long as it qualifies as a regulated investment company for federal income tax purposes. In addition to federal taxes, distributions by the Funds and ownership of Fund shares may be subject to state and local taxes. You should consult your tax adviser regarding how state and local tax laws affect your investment in Fund shares.

MANAGEMENT OF THE FUNDS
--------------------------------------------------------------------------------

INVESTMENT ADVISOR


Rydex Investments is located at 9601 Blackwell Road, Suite 500, Rockville, Maryland 20850, and serves as investment adviser of the Funds. The Advisor has served as the investment adviser of the Rydex Funds since each Rydex Fund's inception, and also serves as sub-adviser to several other mutual funds.

The Advisor makes investment decisions for the assets of the Funds and continuously reviews, supervises, and administers each Fund's investment program. The Board of Trustees of the Trust supervises the Advisor and establishes policies that the Advisor must follow in its day-to-day management activities. Pursuant to an investment advisory agreement between the Trust and the Advisor, the Funds paid the Advisor a fee for the fiscal year ended March 31,

                                [GRAPHIC OMITTED]

76

2007 at an annualized rate based on the average daily net assets of each Fund, as set forth below:

                                                                      ADVISORY
FUND                                                                    FEE
------------------------------------------------------------------------------
Multi-Cap Core Equity ..............................................   0.62%*
Sector Rotation ....................................................   0.90%
Absolute Return Strategies .........................................   1.15%
Commodities Strategy ...............................................   0.46%**
Hedged Equity ......................................................   1.15%
Real Estate ........................................................   0.85%
Strengthening Dollar 2x Strategy ...................................   0.90%
Weakening Dollar 2x Strategy .......................................   0.90%

* THE ADVISOR IS PAID A BASE MANAGEMENT FEE OF 0.70% THAT IS SUBJECT TO A PERFORMANCE ADJUSTMENT SO THAT THE BASE FEE CAN INCREASE TO A MAXIMUM OF 0.90% OR DECREASE TO A MINIMUM OF 0.50%, DEPENDING ON THE INVESTMENT PERFORMANCE OF THE FUND RELATIVE TO THE RUSSELL 3000(R) INDEX (THE "INDEX"). THE INDEX MEASURES THE PERFORMANCE OF THE 3,000 LARGEST U.S. COMPANIES BASED ON TOTAL MARKET CAPITALIZATION, WHICH REPRESENTS APPROXIMATELY 98% OF THE INVESTABLE U.S. EQUITY MARKET. THE PERFORMANCE COMPARISON IS MADE ON A ROLLING 12-MONTH PERIOD, WITH PERFORMANCE ADJUSTMENTS MADE AT THE END OF EACH MONTH. THE 12-MONTH COMPARISON PERIOD WILL ROLL OVER WITH EACH SUCCEEDING MONTH, SO THAT IT WILL ALWAYS EQUAL 12 MONTHS, ENDING WITH THE MONTH FOR WHICH THE PERFORMANCE ADJUSTMENT IS BEING COMPUTED. FOR EVERY 0.0375% OF DIFFERENCE BETWEEN THE PERFORMANCE OF THE FUND AND THE PERFORMANCE OF THE INDEX, THE ADVISOR'S FEE WILL BE ADJUSTED UPWARDS OR DOWNWARDS BY 0.01%. THE MAXIMUM ANNUALIZED PERFORMANCE ADJUSTMENT IS +/- 0.20%.

** EFFECTIVE MAY 1, 2007, RYDEX CONTRACTUALLY AGREED TO CONTINUE TO WAIVE ITS MANAGEMENT FEE TO THE EXTENT NECESSARY TO LIMIT THE ORDINARY OPERATING EXPENSES OF THE A-CLASS SHARES AND C-CLASS SHARES OF THE FUND (BUT EXCLUDING INTEREST EXPENSES, BROKERAGE COMMISSIONS AND EXTRAORDINARY EXPENSES) TO NOT MORE THAN 1.20% AND 1.95%, RESPECTIVELY, PER ANNUM OF THE AVERAGE MONTHLY NET ASSETS OF THE FUND (THE "CONTRACTUAL FEE WAIVER"). THE CONTRACTUAL FEE WAIVER MAY NOT BE MODIFIED OR ELIMINATED PRIOR TO
      AUGUST 1, 2008, EXCEPT WITH THE APPROVAL OF THE BOARD OF TRUSTEES. THERE IS NO GUARANTEE THAT THE CONTRACTUAL FEE WAIVER WILL CONTINUE BEYOND AUGUST 1, 2008.

The Advisor bears all of its own costs associated with providing these advisory services and the expenses of the members of the Board of Trustees who are affiliated with the Advisor. The Advisor may make payments from its own resources to broker-dealers and other financial institutions in connection with the sale of Fund shares.

As part of its agreement with the Trust, the Advisor will pay all expenses of the Absolute Return Strategies Fund and Hedged Equity Fund, including the cost of transfer agency, custody, fund administration, legal, audit and other services, except interest expense, taxes (expected to be de minimis), brokerage

                                [GRAPHIC OMITTED]

                                                                   PROSPECTUS 77

commissions and other expenses connected with execution of portfolio transactions, short dividend expenses, and extraordinary expenses.

A discussion regarding the basis for the Board's August 2006 approval of the Funds' investment advisory agreement is available in the Funds' September 30, 2006 Semi-Annual Report to Shareholders, which covers the period April 1, 2006 to September 30, 2006. A discussion regarding the basis for the Board's August 2007 approval of the Funds' investment advisory agreement will be available in the Funds' September 30, 2007 Semi-Annual Report to Shareholders, which covers the period April 1, 2007 to September 30, 2007.


PORTFOLIO MANAGEMENT


Mike Byrum, President and Chief Investment Officer ("CIO") of Rydex Investments, leads the Portfolio Department. Mr. Byrum's senior management team, called the Investment Leadership Team ("ILT"), consists of five investment professionals that are responsible for overseeing different functions within the Portfolio Department. Those members include Michael Dellapa as the Director of Research, Douglas Holmes as the Strategic Advisor, James King as the Director of Portfolio Management, David Reilly as the head of Portfolio Strategies, and Stephen Sachs as the Director of Trading. The role of the ILT is to set the overall policies of the Portfolio Department with respect to investment strategies and business development. The remainder of the Portfolio Department reports to the members of the ILT, and consists of a team of approximately 16 investment professionals that focus on research, trading, and implementing the portfolios.

On a day-to-day basis the following three individuals are jointly and primarily responsible for the management of the Funds.

MICHAEL P. BYRUM, CFA, President and CIO of Rydex Investments - As the CIO, Mr. Byrum has ultimate responsibility of the management of the Funds. He has been associated with Rydex Investments since the Advisor was founded in 1993. Mr. Byrum was named the President of Rydex Investments in 2004 and has served as Chief Investment Officer of Rydex Investments since 2000. During this time, he has played a key role in the development of the firm's investment strategies and product offerings. As Senior Portfolio Manager, Mr. Byrum was instrumental in the launch of the OTC, Precious Metals, Government Long Bond 1.2x Strategy, Inverse Government Long Bond Strategy, Inverse S&P 500 Strategy and Inverse OTC Strategy Funds, and helped to create the Sector Funds, all of which are offered in a separate prospectus. He was named Vice President of Portfolio for Rydex Investments in 1998, and Executive Vice President in 2000. Prior to joining Rydex Investments, Mr. Byrum worked for Money Management Associates, the investment adviser for

                                [GRAPHIC OMITTED]

78

Rushmore Funds, Inc. He holds a degree in finance from Miami University of Ohio and is a member of the CFA Institute and the Washington Society of Investment Analysts. Mr. Byrum has co-managed each Fund since its inception.

JAMES R. KING, CFA, Director of Portfolio Management - Mr. King is responsible for a team of portfolio managers who manage all of the Rydex Funds. He joined Rydex Investments in 1996 and was promoted to assistant portfolio manager in 1997. In 1998, he became a portfolio manager and was promoted in 2001 to senior portfolio manager and currently serves as director of portfolio management. Prior to joining Rydex Investments, Mr. King worked as a registered representative at DMG Securities. He holds a degree in finance from the University of Maryland. Mr. King has co-managed each Fund since its inception.

MICHAEL J. DELLAPA, CFA, Director of Investment Research - Mr. Dellapa joined Rydex Investments in 2000 as a Research Analyst and was promoted to portfolio manager in 2003. During his tenure as a portfolio manager, he had direct oversight for the Russell 2000(R) 1.5x Strategy, Healthcare, Biotechnology, and Consumer Products Funds, all of which are offered in a separate prospectus. In 2005, Mr. Dellapa became Director of Investment Research. Since joining Rydex Investments, Mr. Dellapa has played a key role in developing research processes and systems to enhance current funds and develop new investment products. Prior to joining Rydex Investments, he worked as an equity analyst for Invista Capital and systems analyst for Accenture. He holds an engineering degree from the University of Maryland and MBA from the University of Chicago. Previously, he was owner/consultant of Dellapa Consulting Inc. as well as a senior consultant and an analyst at Andersen Consulting. Mr. Dellapa has co-managed each Fund since September 2005.

Mr. Dellapa oversees the research and creation of the processes used to select investments. Mr. King oversees the day-to-day details of the portfolio management of all of the Rydex Funds. Mr. Byrum generally oversees all aspects of the management of all the Rydex Funds and reviews the activities of Messrs. King and Dellapa, as well as other aspects of the investment management portfolio department.

Additional information about the portfolio managers' compensation, other accounts managed by the portfolio managers, and the portfolio managers' ownership of securities in the Funds is available in the SAI.

                                [GRAPHIC OMITTED]

                                                                   PROSPECTUS 79

--------------------------------------------------------------------------------

THIS PAGE INTENTIONALLY LEFT BLANK.

                                [GRAPHIC OMITTED]

80


FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

The financial highlights tables are intended to help you understand the Funds' financial performance for the past 5 years (or, if shorter, the period of operations of the Funds' A-Class Shares or C-Class Shares). Certain information reflects financial results for a single share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in a Fund (assuming reinvestment of all dividends and distributions). The information provided below for the period ending March 31, 2007 has been audited by Ernst & Young LLP,

                                                                NET INCREASE
                                               NET REALIZED     (DECREASE) IN
                     NET ASSET       NET           AND            NET ASSET      DISTRIBUTIONS   DISTRIBUTIONS
                       VALUE,    INVESTMENT     UNREALIZED     VALUE RESULTING      FROM NET        FROM NET
                     BEGINNING     INCOME     GAINS (LOSSES)        FROM           INVESTMENT       REALIZED
YEAR ENDED           OF PERIOD     (LOSS)+    ON INVESTMENTS      OPERATIONS         INCOME          GAINS
--------------------------------------------------------------------------------------------------------------
MULTI-CAP CORE EQUITY FUND A-CLASS
   MARCH 31, 2007     $ 16.72      $  .05         $ 1.38           $  1.43          $   --          $ (1.10)
   March 31, 2006       15.01        (.01)          2.59              2.58              --             (.87)
   March 31, 2005       14.44         .02           1.16              1.18              --             (.61)
   March 31, 2004*      14.44          --             --                --              --               --

MULTI-CAP CORE EQUITY FUND C-CLASS
   MARCH 31, 2007       16.24        (.09)          1.34              1.25              --            (1.10)
   March 31, 2006       14.71        (.13)          2.53              2.40              --             (.87)
   March 31, 2005       14.27        (.10)          1.15              1.05              --             (.61)
   March 31, 2004       10.11        (.11)          4.38              4.27              --             (.11)
   March 31, 2003*      10.00        (.03)           .14               .11              --               --

SECTOR ROTATION FUND A-CLASS
   MARCH 31, 2007       14.15        (.01)           .38               .37              --             (.44)
   March 31, 2006       11.10        (.04)          3.09              3.05              --               --
   March 31, 2005       10.45        (.02)           .67               .65              --               --
   March 31, 2004*      10.45          --             --                --              --               --

SECTOR ROTATION FUND C-CLASS
   MARCH 31, 2007       13.76        (.11)           .37               .26              --             (.44)
   March 31, 2006       10.87        (.12)          3.01              2.89              --               --
   March 31, 2005       10.30        (.10)           .67               .57              --               --
   March 31, 2004        7.53        (.16)          2.93              2.77              --               --
   March 31, 2003        9.99        (.07)         (2.39)            (2.46)             --               --

ABSOLUTE RETURN STRATEGIES FUND A-CLASS
   MARCH 31, 2007       25.52         .71            .80              1.51            (.38)            (.22)
   March 31, 2006*      25.00         .29            .24               .53            (.07)              --

ABSOLUTE RETURN STRATEGIES FUND C-CLASS
   MARCH 31, 2007       25.42         .51            .80              1.31            (.38)            (.22)
   March 31, 2006*      25.00         .19            .24               .43            (.07)              --

  * SINCE THE COMMENCEMENT OF OPERATIONS: SEPTEMBER 23, 2002 -- MULTI-CAP CORE EQUITY FUND C-CLASS; MARCH 31, 2004 -- MULTI-CAP CORE EQUITY FUND A-CLASS AND SECTOR ROTATION FUND A-CLASS; SEPTEMBER 19, 2005 --ABSOLUTE RETURN STRATEGIES FUND A CLASS AND C-CLASS.

 **   ANNUALIZED

*** VALUES HAVE BEEN RESTATED TO REFLECT RECLASSIFICATION FROM NET REALIZED AND UNREALIZED GAINS (LOSSES) ON SECURITIES TO REDEMPTION FEES COLLECTED. THIS RECLASSIFICATION HAD NO EFFECT ON NET ASSET VALUES, TOTAL RETURNS, OR NET INVESTMENT INCOME RATIOS DURING ANY PERIOD.

                                [GRAPHIC OMITTED]

                                                                   PROSPECTUS 81

whose report, along with the financial statements and related notes, appear in the Funds' 2007 Annual Report. The information for each of the periods through March 31, 2006 was audited by a predecessor independent registered public accounting firm. The 2007 Annual Report is available by telephoning the transfer agent at 800.820.0888 or 301.296.5100. The 2007 Annual Report is incorporated by reference in the SAI.

                                                                                         RATIOS TO
                                                                                     AVERAGE NET ASSETS:
                                                                               ------------------------------
                                                                                                                             NET
                                                  NET       NET                                                            ASSETS,
                                               INCREASE    ASSET                                      NET                  END OF
                                  REDEMPTION  (DECREASE)   VALUE,     TOTAL                        INVESTMENT  PORTFOLIO   PERIOD
                       TOTAL         FEES    IN NET ASSET  END OF  INVESTMENT    TOTAL   OPERATING   INCOME     TURNOVER   (000'S
YEAR ENDED         DISTRIBUTIONS  COLLECTED      VALUE     PERIOD   RETURN+++  EXPENSES   EXPENSES   (LOSS)       RATE    OMITTED)
----------------------------------------------------------------------------------------------------------------------------------
MULTI-CAP CORE EQUITY FUND A-CLASS
   MARCH 31, 2007     $ (1.10)      $ --SS.     $  .33     $17.05     8.89%    1.32%     1.32%       0.32%        138%    $  5,680
   March 31, 2006        (.87)        --          1.71      16.72    17.55%    1.66%     1.66%      (0.08)%       168%       3,079
   March 31, 2005        (.61)        --           .57      15.01     8.16%    1.57%     1.57%       0.16%        159%         906
   March 31, 2004*         --         --            --      14.44     0.00%    0.00%**#  0.00%**#    0.00%**      226%           1

MULTI-CAP CORE EQUITY FUND C-CLASS
   MARCH 31, 2007       (1.10)        --SS.        .15      16.39     8.03%    2.12%     2.12%      (0.54)%       138%      30,181
   March 31, 2006        (.87)        --          1.53      16.24    16.68%    2.40%     2.40%      (0.87)%       168%      30,981
   March 31, 2005        (.61)        --           .44      14.71     7.34%    2.31%     2.31%      (0.71)%       159%      34,793
   March 31, 2004        (.11)        --          4.16      14.27    42.29%    2.24%     2.24%      (0.87)%       226%      23,811
   March 31, 2003*         --         --           .11      10.11     1.10%    2.41%**   2.41%**    (0.48)%**     123%       5,771

SECTOR ROTATION FUND A-CLASS
   MARCH 31, 2007        (.44)        --SS.       (.07)     14.08     2.75%    1.64%     1.64%      (0.09)%       373%      39,804
   March 31, 2006          --         --          3.05      14.15    27.48%    1.67%     1.67%      (0.33)%       263%      30,593
   March 31, 2005          --         --           .65      11.10     6.22%    1.63%     1.63%      (0.19)%       262%       2,989
   March 31, 2004*         --         --            --      10.45     0.00%    0.00%**#  0.00%**#    0.00%**      253%           5

SECTOR ROTATION FUND C-CLASS
   MARCH 31, 2007        (.44)        --SS.       (.18)     13.58     2.02%    2.39%     2.39%      (0.86)%       373%     118,422
   March 31, 2006          --         --          2.89      13.76    26.59%    2.41%     2.41%      (0.95)%       263%     118,083
   March 31, 2005          --         --           .57      10.87     5.53%    2.38%     2.38%      (1.03)%       262%      54,604
   March 31, 2004          --         --          2.77      10.30    36.79%    2.41%     2.41%      (1.66)%       253%      59,192
   March 31, 2003          --         --         (2.46)      7.53   (24.62)%   2.44%     2.44%      (0.83)%       451%      17,538

ABSOLUTE RETURN STRATEGIES FUND A-CLASS
   MARCH 31, 2007        (.60)       .01           .92      26.44     6.05%    1.93%     1.43%++     2.74%        298%      41,771
   March 31, 2006*       (.07)       .06***        .52      25.52     2.36%    1.87%**   1.45%++**   2.20%**      127%       5,791

ABSOLUTE RETURN STRATEGIES FUND C-CLASS
   MARCH 31, 2007        (.60)       .01           .72      26.14     5.28%    2.66%     2.16%++     1.99%        298%      48,052
   March 31, 2006*       (.07)       .06***        .42      25.42     1.96%    2.65%**   2.23%++**   1.42%**      127%       7,352

  +   CALCULATED USING THE AVERAGE DAILY SHARES OUTSTANDING FOR THE YEAR.

 ++   OPERATING EXPENSES EXCLUDE SHORT DIVIDENDS EXPENSE.

+++ TOTAL INVESTMENT RETURN DOES NOT REFLECT THE IMPACT OF ANY APPLICABLE SALES CHARGES AND HAS NOT BEEN ANNUALIZED.

  # EXPENSE RATIOS FOR THE PERIOD ENDED MARCH 31, 2004 ARE CALCULATED FOR ONE DAY ONLY AND ARE NOT INDICATIVE OF FUTURE CLASS PERFORMANCE.

SS.   LESS THAN $.01 PER SHARE

                                [GRAPHIC OMITTED]

82

FINANCIAL HIGHLIGHTS (CONTINUED)
--------------------------------------------------------------------------------

                                                                         NET INCREASE
                                                       NET REALIZED     (DECREASE) IN
                             NET ASSET       NET            AND            NET ASSET      DISTRIBUTIONS   DISTRIBUTIONS
                              VALUE,     INVESTMENT     UNREALIZED     VALUE RESULTING      FROM NET        FROM NET
                             BEGINNING     INCOME     GAINS (LOSSES)         FROM          INVESTMENT       REALIZED
YEAR ENDED                   OF PERIOD    (LOSS)+     ON INVESTMENTS      OPERATIONS         INCOME           GAINS
----------------------------------------------------------------------------------------------------------------------
COMMODITIES STRATEGY FUND (FORMERLY, COMMODITIES FUND) A-CLASS
   MARCH 31, 2007             $27.29       $ .63         $ (4.15)          $ (3.52)           $ --            $ --
   March 31, 2006*             25.00         .61            1.68              2.29              --              --

COMMODITIES STRATEGY FUND (FORMERLY, COMMODITIES FUND) C-CLASS
   MARCH 31, 2007              27.10         .56           (4.23)            (3.67)             --              --
   March 31, 2006*             25.00         .42            1.68              2.10              --              --

HEDGED EQUITY FUND A-CLASS
   MARCH 31, 2007              25.86         .82             .63              1.45            (.52)           (.51)
   March 31, 2006*             25.00         .26             .65               .91            (.09)             --

HEDGED EQUITY FUND C-CLASS
   MARCH 31, 2007              25.76         .62             .63              1.25            (.52)           (.51)
   March 31, 2006*             25.00         .16             .65               .81            (.09)             --

REAL ESTATE FUND A-CLASS
   MARCH 31, 2007              36.46         .46            5.53              5.99            (.17)           (.12)
   March 31, 2006              27.84         .64            8.18              8.82              --            (.20)
   March 31, 2005*             26.66         .09            1.24              1.33            (.03)           (.12)

REAL ESTATE FUND C-CLASS
   MARCH 31, 2007              35.93         .19            5.39              5.58            (.17)           (.12)
   March 31, 2006              27.64         .43            8.06              8.49              --            (.20)
   March 31, 2005              26.63         .41             .75              1.16            (.03)           (.12)
   March 31, 2004*             25.00         .02            1.61              1.63              --              --

STRENGTHENING DOLLAR 2X STRATEGY FUND (FORMERLY, DYNAMIC STRENGTHENING DOLLAR FUND) A-CLASS
   MARCH 31, 2007              27.74         .91           (3.30)            (2.39)             --              --
   March 31, 2006*             25.00         .50            2.37              2.87            (.13)             --

STRENGTHENING DOLLAR 2X STRATEGY FUND (FORMERLY, DYNAMIC STRENGTHENING DOLLAR FUND) C-CLASS
   MARCH 31, 2007              27.56         .70           (3.27)            (2.57)             --              --
   March 31, 2006*             25.00         .36            2.33              2.69            (.13)             --

  * SINCE THE COMMENCEMENT OF OPERATIONS: FEBRUARY 20, 2004 -- REAL ESTATE FUND C-CLASS; SEPTEMBER 1, 2004 -- REAL ESTATE FUND A-CLASS; MAY 25, 2005 -- COMMODITIES STRATEGY FUND A-CLASS AND C-CLASS, STRENGTHENING DOLLAR 2X STRATEGY FUND A-CLASS AND C-CLASS; SEPTEMBER 19, 2005 -- HEDGED EQUITY FUND A-CLASS AND C-CLASS.

 **   ANNUALIZED

*** VALUES HAVE BEEN RESTATED TO REFLECT RECLASSIFICATION FROM NET REALIZED AND UNREALIZED GAINS (LOSSES) ON SECURITIES TO REDEMPTION FEES COLLECTED. THIS RECLASSIFICATION HAD NO EFFECT ON NET ASSET VALUES, TOTAL RETURNS, OR NET INVESTMENT INCOME RATIOS DURING ANY PERIOD.

                                [GRAPHIC OMITTED]

                                                                   PROSPECTUS 83

                                                                                             RATIOS TO
                                                                                        AVERAGE NET ASSETS:                    NET
                                                    NET        NET                ------------------------------             ASSETS,
                                                 INCREASE     ASSET                                      NET                 END OF
                                   REDEMPTION   (DECREASE)    VALUE,     TOTAL                        INVESTMENT  PORTFOLIO  PERIOD
                        TOTAL         FEES     IN NET ASSET   END OF  INVESTMENT    TOTAL   OPERATING   INCOME     TURNOVER  (000'S
YEAR ENDED          DISTRIBUTIONS   COLLECTED      VALUE      PERIOD   RETURN+++  EXPENSES   EXPENSES   (LOSS)       RATE   OMITTED)
------------------------------------------------------------------------------------------------------------------------------------
COMMODITIES STRATEGY FUND (FORMERLY, COMMODITIES FUND) A-CLASS
   MARCH 31, 2007       $   --       $ .04       $ (3.48)    $ 23.81   (12.75)%    1.46%    1.17%       2.57%        672%    $ 9,720
   March 31, 2006*          --          --          2.29       27.29     9.16%     1.71%**  1.71%**     2.76%**       --       8,751

COMMODITIES STRATEGY FUND (FORMERLY, COMMODITIES FUND) C-CLASS
   MARCH 31, 2007           --         .04         (3.63)      23.47   (13.39)%    2.23%    1.94%       2.23%        672%      4,169
   March 31, 2006*          --          --          2.10       27.10     8.40%     2.34%**  2.34%**     1.79%**       --       4,128

HEDGED EQUITY FUND A-CLASS
   MARCH 31, 2007        (1.03)        .01           .43       26.29     5.82%     2.13%    1.41%++     3.15%        282%      7,086
   March 31, 2006*        (.09)        .04***        .86       25.86     3.81%     2.10%**  1.44%++**   1.91%**      159%      1,672

HEDGED EQUITY FUND C-CLASS
   MARCH 31, 2007        (1.03)        .01           .23       25.99     5.05%     2.89%    2.17%++     2.40%        282%      8,312
   March 31, 2006*        (.09)        .04***        .76       25.76     3.41%     2.86%**  2.20%++**   1.16%**      159%      2,957

REAL ESTATE FUND A-CLASS
   MARCH 31, 2007         (.29)         --          5.70       42.16    16.43%     1.61%    1.61%       1.10%        762%      9,061
   March 31, 2006         (.20)         --          8.62       36.46    31.75%     1.57%    1.57%       2.02%      1,304%        375
   March 31, 2005*        (.15)         --          1.18       27.84     4.98%     1.54%**  1.54%**     0.52%**    1,773%         71

REAL ESTATE FUND C-CLASS
   MARCH 31, 2007         (.29)         --          5.29       41.22    15.53%     2.36%    2.36%       0.48%        762%      5,469
   March 31, 2006         (.20)         --          8.29       35.93    30.79%     2.36%    2.36%       1.35%      1,304%      3,548
   March 31, 2005         (.15)         --          1.01       27.64     4.35%     2.32%    2.32%       1.52%      1,773%      1,293
   March 31, 2004*          --          --          1.63       26.63     6.52%     2.36%**  2.36%**     0.72%**      102%      7,562

STRENGTHENING DOLLAR 2X STRATEGY FUND (FORMERLY, DYNAMIC STRENGTHENING DOLLAR FUND) A-CLASS
   MARCH 31, 2007           --          --         (2.39)      25.35    (8.62)%    1.66%    1.66%       3.53%         --         108
   March 31, 2006*        (.13)         --          2.74       27.74    11.47%     1.68%**  1.68%**     2.17%**       --          91

STRENGTHENING DOLLAR 2X STRATEGY FUND (FORMERLY, DYNAMIC STRENGTHENING DOLLAR FUND) C-CLASS
   MARCH 31, 2007           --          --         (2.57)      24.99    (9.33)%    2.40%    2.40%       2.75%         --       2,630
   March 31, 2006*        (.13)         --          2.56       27.56    10.75%     2.41%**  2.41%**     1.51%**       --         769

  +   CALCULATED USING THE AVERAGE DAILY SHARES OUTSTANDING FOR THE YEAR.

 ++   OPERATING EXPENSES EXCLUDE SHORT DIVIDENDS EXPENSE.

+++ TOTAL INVESTMENT RETURN DOES NOT REFLECT THE IMPACT OF ANY APPLICABLE SALES CHARGES AND HAS NOT BEEN ANNUALIZED.

                                [GRAPHIC OMITTED]

84

FINANCIAL HIGHLIGHTS (CONTINUED)
--------------------------------------------------------------------------------

                                                  NET
                                                REALIZED
                                                  AND        NET INCREASE
                     NET ASSET      NET        UNREALIZED     (DECREASE)      DISTRIBUTIONS   DISTRIBUTIONS
                       VALUE,    INVESTMENT      GAINS       IN NET ASSET        FROM NET        FROM NET
                     BEGINNING     INCOME     (LOSSES) ON   VALUE RESULTING     INVESTMENT       REALIZED
YEAR ENDED           OF PERIOD     (LOSS)+    INVESTMENTS   FROM OPERATIONS       INCOME          GAINS
-----------------------------------------------------------------------------------------------------------
WEAKENING DOLLAR 2X STRATEGY FUND (FORMERLY, DYNAMIC WEAKENING DOLLAR FUND) A-CLASS
   MARCH 31, 2007     $ 22.70       $ .91       $ 2.57          $ 3.48           $   --           $ --
   March 31, 2006*      25.00         .51        (2.67)          (2.16)            (.14)            --

WEAKENING DOLLAR 2X STRATEGY FUND (FORMERLY, DYNAMIC WEAKENING DOLLAR FUND) C-CLASS
   MARCH 31, 2007       22.55         .71         2.55            3.26               --             --
   March 31, 2006*      25.00         .34        (2.65)          (2.31)            (.14)            --

  * SINCE THE COMMENCEMENT OF OPERATIONS: MAY 25, 2005 -- WEAKENING DOLLAR 2X STRATEGY FUND A-CLASS AND C-CLASS.

 **   ANNUALIZED

  +   CALCULATED USING THE AVERAGE DAILY SHARES OUTSTANDING FOR THE YEAR.

+++ TOTAL INVESTMENT RETURN DOES NOT REFLECT THE IMPACT OF ANY APPLICABLE SALES CHARGES AND HAS NOT BEEN ANNUALIZED.

                                [GRAPHIC OMITTED]

                                                                   PROSPECTUS 85

                                                                     RATIOS TO
                                                                AVERAGE NET ASSETS:
                                                          --------------------------------    NET
                                        NET        NET                                       ASSETS,
                                     INCREASE     ASSET                            NET       END OF
                                    (DECREASE)    VALUE,     TOTAL              INVESTMENT   PERIOD
                        TOTAL      IN NET ASSET   END OF  INVESTMENT    TOTAL     INCOME     (000'S
YEAR ENDED          DISTRIBUTIONS     VALUE       PERIOD   RETURN+++  EXPENSES    (LOSS)    OMITTED)
----------------------------------------------------------------------------------------------------
WEAKENING DOLLAR 2X STRATEGY FUND (FORMERLY, DYNAMIC WEAKENING DOLLAR FUND) A-CLASS
   MARCH 31, 2007       $  --         $ 3.48     $ 26.18    15.33%     1.65%      3.63%     $ 21,502
   March 31, 2006*       (.14)         (2.30)      22.70    (8.65)%    1.70%**    2.66%**      2,989

WEAKENING DOLLAR 2X STRATEGY FUND (FORMERLY, DYNAMIC WEAKENING DOLLAR FUND) C-CLASS
   MARCH 31, 2007          --           3.26       25.81    14.46%     2.40%      2.87%       14,160
   March 31, 2006*       (.14)         (2.45)      22.55    (9.25)%    2.46%**    1.79%**      3,916

                                [GRAPHIC OMITTED]

86


INDEX PUBLISHERS INFORMATION
--------------------------------------------------------------------------------

THE NEW YORK BOARD OF TRADE AND STANDARD & POOR'S (THE "INDEX PUBLISHERS") DO NOT SPONSOR, ENDORSE, SELL OR PROMOTE ANY RYDEX FUND AND MAKE NO REPRESENTATION OR WARRANTY, IMPLIED OR EXPRESS, TO THE INVESTORS IN THE FUNDS, OR ANY MEMBERS OF THE PUBLIC, REGARDING:

      o     THE ADVISABILITY OF INVESTING IN INDEX FUNDS;

      o     THE ABILITY OF ANY INDEX TO TRACK STOCK MARKET PERFORMANCE;

      o THE ACCURACY AND/OR THE COMPLETENESS OF THE AFOREMENTIONED INDICES OR ANY DATA INCLUDED THEREIN;

      o THE RESULTS TO BE OBTAINED BY ANY OF THE FUNDS, THE INVESTORS IN THE FUNDS, OR ANY PERSON OR ENTITY FROM THE USE OF THE INDICES OR DATA INCLUDED THEREIN; AND

      o THE MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE FOR USE WITH RESPECT TO THE INDICES OR ANY DATA INCLUDED THEREIN.

FURTHER, NONE OF THE INDEX PUBLISHERS:

      o     RECOMMEND THAT ANY PERSON INVEST IN THE FUNDS OR ANY OTHER
            SECURITIES;

      o HAVE ANY RESPONSIBILITY OR LIABILITY FOR OR MAKE ANY DECISIONS ABOUT THE TIMING, AMOUNT OR PRICING OF THE FUNDS, INCLUDING CALCULATION OF NAV;

      o HAVE ANY RESPONSIBILITY OR LIABILITY FOR THE ADMINISTRATION, MANAGEMENT OR MARKETING OF THE FUNDS;

      o CONSIDER THE NEEDS OF THE FUNDS OR THE INVESTORS IN THE FUNDS IN DETERMINING, COMPOSING OR CALCULATING THE INDEXES OR HAS ANY OBLIGATION TO DO SO;

      o WILL HAVE ANY LIABILITY IN CONNECTION WITH THE FUNDS OR FOR ANY ERRORS, OMISSIONS OR INTERRUPTIONS IN CONNECTION WITH THE INDEXES OR THE RELATED DATA;

      o WILL BE LIABLE FOR ANY LOST PROFITS OR INDIRECT PUNITIVE, SPECIAL OR CONSEQUENTIAL DAMAGES OR LOSSES, EVEN IF SUCH INDEX PUBLISHER KNOWS THAT THEY MIGHT OCCUR.

"NEW YORK BOARD OF TRADE," "NYBOT," "THE U.S. DOLLAR INDEX," AND "USDX," ARE TRADEMARKS OR SERVICE MARKS OF THE BOARD OF TRADE OF THE CITY OF NEW YORK, INC. AND HAVE BEEN LICENSED FOR USE BY RYDEX INVESTMENTS. THE RYDEX FUNDS ARE NOT SPONSORED, ENDORSED, SOLD OR PROMOTED BY THE NEW YORK BOARD OF TRADE AND THE NEW YORK BOARD OF TRADE MAKES NO REPRESENTATION REGARDING THE ADVISABILITY OF INVESTING IN THE RYDEX FUNDS.

MORE INFORMATION ABOUT THE INDEX PUBLISHERS IS LOCATED IN THE SAI.

                                [GRAPHIC OMITTED]

                                                                   PROSPECTUS 87


ADDITIONAL AND MORE DETAILED INFORMATION ABOUT THE FUNDS IS INCLUDED IN THE SAI DATED AUGUST 1, 2007. THE SAI HAS BEEN FILED WITH THE SEC AND IS INCORPORATED BY REFERENCE INTO THIS PROSPECTUS AND, THEREFORE, LEGALLY FORMS A PART OF THIS PROSPECTUS. THE SEC MAINTAINS THE EDGAR DATABASE ON ITS WEB SITE ("HTTP://WWW.SEC.GOV") THAT CONTAINS THE SAI, MATERIAL INCORPORATED BY REFERENCE, AND OTHER INFORMATION REGARDING REGISTRANTS THAT FILE ELECTRONICALLY WITH THE SEC. YOU MAY ALSO REVIEW AND COPY DOCUMENTS AT THE SEC PUBLIC REFERENCE ROOM IN WASHINGTON, D.C. (FOR INFORMATION ON THE OPERATION OF THE PUBLIC REFERENCE ROOM, CALL 202.551.8090). YOU MAY REQUEST DOCUMENTS FROM THE SEC BY MAIL, UPON PAYMENT OF A DUPLICATION FEE, BY WRITING TO: U.S. SECURITIES AND EXCHANGE COMMISSION, PUBLIC REFERENCE SECTION, WASHINGTON, D.C. 20549-0102 OR BY EMAILING THE SEC AT THE FOLLOWING ADDRESS: PUBLICINFO@SEC.GOV.

YOU MAY OBTAIN A COPY OF THE SAI OR THE ANNUAL OR SEMI-ANNUAL REPORTS, WITHOUT CHARGE BY CALLING 800.820.0888 OR 301.296.5100, VISITING THE RYDEX WEB SITE AT WWW.RYDEXINVESTMENTS.COM, OR WRITING TO RYDEX SERIES FUNDS, AT 9601 BLACKWELL ROAD, SUITE 500, ROCKVILLE, MARYLAND 20850. ADDITIONAL INFORMATION ABOUT THE FUNDS' INVESTMENTS IS AVAILABLE IN THE ANNUAL AND SEMI-ANNUAL REPORTS. ALSO, IN THE FUNDS' ANNUAL REPORT, YOU WILL FIND A DISCUSSION OF THE MARKET CONDITIONS AND INVESTMENT STRATEGIES THAT SIGNIFICANTLY AFFECTED THE FUNDS' PERFORMANCE DURING THEIR LAST FISCAL YEAR.

NO ONE HAS BEEN AUTHORIZED TO GIVE ANY INFORMATION OR TO MAKE ANY
REPRESENTATIONS NOT CONTAINED IN THIS PROSPECTUS OR IN THE FUNDS' SAI IN CONNECTION WITH THE OFFERING OF FUND SHARES. DO NOT RELY ON ANY SUCH INFORMATION OR REPRESENTATIONS AS HAVING BEEN AUTHORIZED BY THE FUNDS OR RYDEX INVESTMENTS. THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFERING BY THE FUNDS IN ANY JURISDICTION WHERE SUCH AN OFFERING IS NOT LAWFUL.

THE TRUST'S SEC REGISTRATION NUMBER IS 811-07584.

      [LOGO]  RYDEX INVESTMENTS
              ESSENTIAL FOR MODERN MARKETS(R)

              9601 Blackwell Road o Suite 500 o Rockville, MD 20850
              800.820.0888 o www.rydexinvestments.com

              RSAAC-1-0807x0808

                     ---------------------------------------
                      PLEASE SEE THE RYDEX PRIVACY POLICIES
                             INSIDE THE BACK COVER.
                     ---------------------------------------

                                [GRAPHIC OMITTED]


                                                              RYDEX SERIES FUNDS
                                        H-CLASS SHARES PROSPECTUS AUGUST 1, 2007
                                                           DOMESTIC EQUITY FUNDS
                                                           MULTI-CAP CORE EQUITY
                                                                 SECTOR ROTATION

                                                    ALTERNATIVE INVESTMENT FUNDS
                                                      ABSOLUTE RETURN STRATEGIES
                                                            COMMODITIES STRATEGY
                                                         (FORMERLY, COMMODITIES)
                                                                   HEDGED EQUITY
                                                                     REAL ESTATE
                                                STRENGTHENING DOLLAR 2X STRATEGY
                                        (FORMERLY, DYNAMIC STRENGTHENING DOLLAR)
                                                    WEAKENING DOLLAR 2X STRATEGY
                                            (FORMERLY, DYNAMIC WEAKENING DOLLAR)

                                                         [LOGO] RYDEXINVESTMENTS
                                                 ESSENTIAL FOR MODERN MARKETS(R)

The U.S. Securities and Exchange Commission has not approved or disapproved the Trust's shares or passed upon the accuracy or adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

                                [GRAPHIC OMITTED]

TABLE OF CONTENTS
--------------------------------------------------------------------------------

DOMESTIC EQUITY FUNDS
   MULTI-CAP CORE EQUITY FUND ............................................     2
   SECTOR ROTATION FUND ..................................................     3
ALTERNATIVE INVESTMENT FUNDS
   ABSOLUTE RETURN STRATEGIES FUND .......................................     4
   COMMODITIES STRATEGY FUND .............................................     7
   HEDGED EQUITY FUND ....................................................     8
   REAL ESTATE FUND ......................................................    10
   STRENGTHENING DOLLAR 2X STRATEGY FUND .................................    11
   WEAKENING DOLLAR 2X STRATEGY FUND .....................................    13
PRINCIPAL RISKS OF INVESTING IN THE FUNDS ................................    15
DESCRIPTIONS OF PRINCIPAL RISKS ..........................................    17
FUND PERFORMANCE .........................................................    29
FUND FEES AND EXPENSES ...................................................    38
MORE INFORMATION ABOUT THE FUNDS .........................................    41
BENCHMARKS AND INVESTMENTS ...............................................    41
SHAREHOLDER INFORMATION ..................................................    48
TRANSACTION INFORMATION ..................................................    49
BUYING FUND SHARES .......................................................    52
SELLING FUND SHARES ......................................................    56
EXCHANGING FUND SHARES ...................................................    58
RYDEX ACCOUNT POLICIES ...................................................    60
DISTRIBUTION AND SHAREHOLDER SERVICES ....................................    65
DIVIDENDS AND DISTRIBUTIONS ..............................................    66
TAX INFORMATION ..........................................................    66
MANAGEMENT OF THE FUNDS ..................................................    68
FINANCIAL HIGHLIGHTS .....................................................    72
INDEX PUBLISHERS INFORMATION .............................................    74
ADDITIONAL INFORMATION ...................................................    75

                     ---------------------------------------
                      PLEASE SEE THE RYDEX PRIVACY POLICIES
                             INSIDE THE BACK COVER.
                     ---------------------------------------

                                [GRAPHIC OMITTED]

                                                                    PROSPECTUS 1

                               RYDEX SERIES FUNDS
                                 H-CLASS SHARES

            9601 BLACKWELL ROAD, SUITE 500, ROCKVILLE, MARYLAND 20850
             800.820.0888 o 301.296.5100 o WWW.RYDEXINVESTMENTS.COM


--------------------------------------------------------------------------------

DOMESTIC EQUITY FUNDS
ALTERNATIVE INVESTMENT FUNDS

--------------------------------------------------------------------------------

Rydex Series Funds (the "Trust") is a mutual fund complex offering a number of professionally managed investment portfolios (funds) that are grouped into several categories according to each fund's investment strategy. This Prospectus decribes H-Class Shares of the following funds (the "Funds") which are grouped into the following categories:

DOMESTIC EQUITY FUNDS - Multi-Cap Core Equity Fund and Sector Rotation Fund

ALTERNATIVE INVESTMENT FUNDS - Absolute Return Strategies Fund, Commodities Strategy Fund, Hedged Equity Fund, Real Estate Fund, Strengthening Dollar 2x Strategy Fund and Weakening Dollar 2x Strategy Fund

H-Class Shares of the Funds are sold principally to clients of professional money managers ("financial intermediaries") and to investors who take part in certain asset allocation investment programs. Investors may exchange shares of the Funds through your financial intermediary or directly through the Rydex web site - www.rydexinvestments.com - or over the phone. Unlike most other Rydex Funds, the Multi-Cap Core Equity Fund, Sector Rotation Fund, Absolute Return Strategies Fund, Commodities Strategy Fund and Hedged Equity Fund are intended for long-term investment purposes only, and are not suitable for purchase by active investors.


RISKS OF INVESTING IN THE FUNDS

The value of the Funds may fluctuate. In addition, Fund shares:

      o     MAY DECLINE IN VALUE, AND YOU MAY LOSE MONEY

      o     ARE NOT FEDERALLY INSURED

      o     ARE NOT GUARANTEED BY ANY GOVERNMENT AGENCY

      o     ARE NOT BANK DEPOSITS

      o     ARE NOT GUARANTEED TO ACHIEVE THEIR OBJECTIVES

                                [GRAPHIC OMITTED]

2

MULTI-CAP CORE EQUITY FUND
--------------------------------------------------------------------------------
H-CLASS (RYQMX)

FUND OBJECTIVE

The Multi-Cap Core Equity Fund seeks long-term capital appreciation. The investment objective is non-fundamental and may be changed without shareholder approval.

PRINCIPAL INVESTMENT STRATEGY

The Fund invests in a broad mix of equity securities of companies representative of the total U.S. stock market as measured by the Russell 3000(R) Index. The Fund pursues its investment objective by investing in securities within the small, medium and large market capitalization segments that demonstrate value and potential for growth.

Rydex Investments (the "Advisor") uses a quantitative investment strategy based on a set of factors that it believes are indicative of future value and growth, such as relative price-to-book ratios and free-cash flow growth measures, to select the Fund's investments within each of the capitalization segments. The Advisor will allocate the Fund's investments among the capitalization segments, generally in equal amounts, and uses disciplined rebalancing to maintain a targeted exposure to each. The Fund primarily invests in equity securities, but may also invest in derivatives designed to provide exposure to equity securities and indices, such as futures contracts, options and swap transactions.

Under normal circumstances, the Fund will invest substantially all (at least 80%) of its net assets, plus any borrowings for investment purposes, in equity securities, and/or derivatives thereof. This is a non-fundamental policy that can be changed by the Fund upon 60 days' prior notice to shareholders.


PRINCIPAL RISKS

The Multi-Cap Core Equity Fund is subject to a number of risks that may affect the value of its shares, including:

      o     Counterparty Credit Risk

      o     Depositary Receipt Risk

      o     Derivatives Risk

      o     Early Closing Risk

      o     Investment Style Risk

      o     Market Risk

      o     Non-Diversification Risk

      o     Portfolio Turnover Risk

      o     Small-Capitalization and Mid-Capitalization Securities Risk

      o     Trading Halt Risk

Please see "Descriptions of Principal Risks" on page 17 for a discussion of each of the principal risks that apply to the Fund.

                                [GRAPHIC OMITTED]

                                                                    PROSPECTUS 3

SECTOR ROTATION FUND
--------------------------------------------------------------------------------
H-CLASS (RYSRX)

FUND OBJECTIVE

The Sector Rotation Fund seeks long-term capital appreciation. The investment objective is non-fundamental and may be changed without shareholder approval.

PRINCIPAL INVESTMENT STRATEGY

The Fund seeks to respond to the dynamically changing economy by moving its investments among different sectors or industries. Each month the Advisor, using a quantitative methodology, ranks approximately sixty-three different industries based on several measures of price momentum. The Fund then invests in the top ranked industries. Subject to maintaining adequate liquidity in the Fund, each industry or sector investment is intended to represent the entire industry or sector. The Fund invests in equity securities, including small and mid-cap securities, such as U.S. traded common stocks and American Depository Receipts ("ADRs"), but may also invest in equity derivatives such as futures contracts, options and swap agreements. The Fund may also enter into short sales.


PRINCIPAL RISKS

The Sector Rotation Fund is subject to a number of risks that may affect the value of its shares, including:

      o     Counterparty Credit Risk

      o     Depositary Receipt Risk

      o     Derivatives Risk

      o     Early Closing Risk

      o     Investment Style Risk

      o     Market Risk

      o     Non-Diversification Risk

      o     Portfolio Turnover Risk

      o     Short Sales Risk

      o     Small-Capitalization and Mid-Capitalization Securities Risk

      o     Trading Halt Risk

Please see "Descriptions of Principal Risks" on page 17 for a discussion of each of the principal risks that apply to the Fund.

                                [GRAPHIC OMITTED]

4

ABSOLUTE RETURN STRATEGIES FUND
--------------------------------------------------------------------------------
H-CLASS (RYMSX)

FUND OBJECTIVE

The Absolute Return Strategies Fund seeks to provide capital appreciation consistent with the return and risk characteristics of the hedge fund universe. The secondary objective is to achieve these returns with low correlation to, and less volatility than, equity indices. The investment objective is non-fundamental and may be changed without shareholder approval.

PRINCIPAL INVESTMENT STRATEGY

The Fund pursues multiple investment styles or mandates that correspond to investment strategies widely employed by hedge funds, including strategies sometimes referred to as absolute return strategies. In particular, the Fund will pursue those investment strategies that may be replicated through proprietary quantitative style analysis. These investment strategies include, but are not limited to, those described below.

LONG/SHORT EQUITY - Pursuant to a long/short equity investment strategy, portfolio managers seek to profit from investing on both the long and short sides of equity markets. The Advisor seeks to execute this investment strategy by creating portfolios that include, but are not limited to, one or more of the following directional and/or non-directional positions: long equity, market neutral value, market neutral capitalization, market neutral growth and market neutral momentum.

EQUITY MARKET NEUTRAL - Pursuant to an equity market neutral investment strategy, portfolio managers seek to profit from exploiting pricing relationships between different equities or related securities while typically hedging exposure to overall equity market movements. The Advisor seeks to execute this strategy by creating portfolios that may include, but are not limited to, one or more of the following directional and/or non-directional positions: market neutral value, market neutral capitalization, market neutral growth, market neutral momentum and market neutral illiquidity premiums.

FIXED INCOME ARBITRAGE - Pursuant to a fixed income arbitrage investment strategy, portfolio managers seek to profit from relationships between different fixed income securities or fixed income and equity securities; leveraging long and short positions in securities that are related mathematically or economically. The Advisor seeks to execute this strategy by creating portfolios that may include, but are not limited to, one or more of the following directional and/or non-directional positions: long fixed income, duration neutral default spreads and convertible arbitrage.

                                [GRAPHIC OMITTED]

                                                                    PROSPECTUS 5

MERGER ARBITRAGE - Pursuant to a merger arbitrage investment strategy, portfolio managers invest simultaneously in long and short positions in both companies involved in a merger or acquisition. Risk arbitrageurs typically invest in long positions in the stock of the company to be acquired and short the stock of the acquiring company. The Advisor seeks to execute this investment strategy by creating a portfolio consisting primarily of instruments that provide exposure to merger arbitrage spreads.

GLOBAL MACRO - Pursuant to a global macro strategy, portfolio managers seek to profit from changes in currencies, commodity prices, and market volatility. The Advisor seeks to execute this strategy by creating portfolios that include, but are not limited to, one or more of the following directional and/or non-directional positions: directional currency trades, directional commodity trades, currency spread trades, and volatility arbitrage spread trades.

Each of these investment strategies may incorporate one or more directional and/or non-directional positions. In general, directional positions seek to benefit from market movement in one direction or the other. In contrast, non-directional positions seek to benefit from both upward and downward movement in one or more markets. The Fund will predominately have a long exposure to directional and non-directional positions. However, there may be times that the Fund will have a short exposure to directional and/or non-directional positions. For more information about directional and non-directional positions, see "Advisor's Investment Methodology."

The Fund may use moderate leverage subject to internally imposed investment constraints designed to limit the amount of loss resulting from such leverage. The Fund's use of directional and non-directional positions and internal investment controls result in a portfolio of assets designed to provide appropriate hedge fund portfolio characteristics as well as providing risk diversification. The Fund may be long or short in a broad mix of financial assets including U.S. and foreign equities of any capitalization range, currencies, commodities, futures, options, swap agreements, high yield securities, and corporate debt. The Fund may hold U.S. Government securities or cash equivalents to collateralize its derivative positions.

                                [GRAPHIC OMITTED]

6


PRINCIPAL RISKS

The Absolute Return Strategies Fund is subject to a number of risks that may affect the value of its shares, including:

      o     Counterparty Credit Risk

      o     Depositary Receipt Risk

      o     Derivatives Risk

      o     Early Closing Risk

      o     Fixed Income Risk

      o     Foreign Currency Risk

      o     High Yield Risk

      o     Investment in Investment Companies Risk

      o     Leveraging Risk

      o     Market Risk

      o     Non-Diversification Risk

      o     Portfolio Turnover Risk

      o     Short Sales Risk

      o     Small-Capitalization and Mid-Capitalization Securities Risk

      o     Trading Halt Risk

Please see "Descriptions of Principal Risks" on page 17 for a discussion of each of the principal risks that apply to the Fund.

                                [GRAPHIC OMITTED]

                                                                    PROSPECTUS 7


COMMODITIES STRATEGY FUND
(FORMERLY, COMMODITIES FUND)
--------------------------------------------------------------------------------
H-CLASS (RYMBX)

FUND OBJECTIVE

The Commodities Strategy Fund seeks to provide investment results that correlate to the performance of a benchmark for commodities. The Fund's current benchmark is the S&P GSCI(TM) Commodity Index. The investment objective is non-fundamental and may be changed without shareholder approval.

PRINCIPAL INVESTMENT STRATEGY

The Commodities Strategy Fund seeks exposure to the performance of the commodities markets. The Fund will seek to gain exposure to the S&P GSCI(TM) Commodity Index by investing in commodity-linked structured notes, exchange traded funds ("ETFs") that provide exposure to the commodities markets and in commodity linked derivative instruments, including swap agreements, commodity options, and futures and options on futures, and equity securities. Investing in derivative instruments enables the Fund to pursue its objective without investing directly in physical commodities. It is anticipated that the Fund's investment exposure will tend to be heavily weighted toward oil and other energy-related commodities. On a day-to-day basis, the Fund holds U.S. Government securities or cash equivalents to collateralize these futures and options contracts.

PRINCIPAL RISKS

The Commodities Strategy Fund is subject to a number of risks that may affect the value of its shares, including:

      o     Commodity-Linked Derivative Investment Risk

      o     Counterparty Credit Risk

      o     Derivatives Risk

      o     Early Closing Risk

      o     Energy Sector Concentration Risk

      o     Industry Concentration Risk

      o     Investment in Investment Companies Risk

      o     Market Risk

      o     Non-Diversification Risk

      o     Tax Risk

      o     Tracking Error Risk

      o     Trading Halt Risk

Please see "Descriptions of Principal Risks" on page 17 for a discussion of each of the principal risks that apply to the Fund.

                                [GRAPHIC OMITTED]

8

HEDGED EQUITY FUND
--------------------------------------------------------------------------------
H-CLASS (RYSTX)

FUND OBJECTIVE

The Hedged Equity Fund seeks to provide capital appreciation consistent with the return and risk characteristics of the long/short hedge fund universe. The secondary objective is to achieve these returns with low correlation to and less volatility than equity indices. The investment objective is non-fundamental and may be changed without shareholder approval.

PRINCIPAL INVESTMENT STRATEGY

The Fund pursues a long/short investment strategy by employing multiple investment styles widely used by hedge funds. In particular, the Fund will pursue those long/short investment styles that may be replicated through proprietary quantitative style analysis. These long/short investment styles include, but are not limited to, those described below.

LONG/SHORT VALUE - Pursuant to a long/short value investment style, portfolio managers seek to profit from buying long or selling short equities and/or equity-related securities based on value signals. The Advisor seeks to execute this investment style by creating portfolios that include, but are not limited to, one or more of the following directional and/or non-directional positions: long equity, market neutral value and market neutral capitalization.

LONG/SHORT GROWTH - Pursuant to a long/short growth investment style, portfolio managers seek to profit from buying long or selling short equities and/or equity-related securities based on growth signals. The Advisor seeks to execute this investment style by creating portfolios that include, but are not limited to, one or more of the following directional and/or non-directional positions: long equity, market neutral growth and market neutral capitalization.

LONG/SHORT MOMENTUM - Pursuant to a long/short momentum investment style, portfolio managers seek to profit from buying long or selling short equities and/or equity-related securities based on price momentum signals. The Advisor attempts to execute this investment style by creating portfolios that include, but are not limited to, one or more of the following directional and/or non-directional positions: long equity, market neutral momentum and market neutral capitalization.

COVERED CALL WRITING - Pursuant to a covered call writing investment strategy, portfolio managers seek to generate potential returns through the sale of call options covered by the holdings in the portfolio. The Advisor seeks to execute this investment style by creating portfolios that include, but are not limited to, one or more of the following directional and/or non-directional positions: long equity and covered call options.

                                [GRAPHIC OMITTED]

                                                                    PROSPECTUS 9

Each of these investment styles may incorporate one or more directional and/or non-directional positions. In general, directional positions seek to benefit from market movement in one direction or the other. In contrast, non-directional positions seek to benefit from both upward and downward movement in one or more markets. The Fund will predominately have a long exposure to directional and non-directional positions. However, there may be times that the Fund will have a short exposure to directional and/or non-directional positions. For more information about directional and non-directional positions, see "Advisor's Investment Methodology."

The Fund may use moderate leverage subject to internally imposed investment constraints designed to limit the amount of loss resulting from such leverage. The Fund's use of directional and non-directional positions and internal investment controls result in a portfolio of assets designed to provide appropriate long/short hedge fund portfolio characteristics as well as providing risk diversification. The Fund invests in core long positions at all times and, as a result, tends to have a long market bias.

Under normal circumstances, the Fund will invest at least 80% of its net assets, plus any borrowings for investment purposes, in long and short positions in U.S. and foreign equity securities of any capitalization range, or derivatives thereof, including futures, options and swap agreements. This is a non-fundamental policy that can be changed by the Fund upon 60 days' notice to shareholders. The Fund may invest its remaining assets in directional and non-directional fixed income investments.


PRINCIPAL RISKS

The Hedged Equity Fund is subject to a number of risks that may affect the value of its shares, including:

      o     Counterparty Credit Risk

      o     Depositary Receipt Risk

      o     Derivatives Risk

      o     Early Closing Risk

      o     Fixed Income Risk

      o     Investment in Investment Companies Risk

      o     Leveraging Risk

      o     Market Risk

      o     Non-Diversification Risk

      o     Portfolio Turnover Risk

      o     Short Sales Risk

      o     Small-Capitalization and Mid-Capitalization Securities Risk

      o     Trading Halt Risk

Please see "Descriptions of Principal Risks" on page 17 for a discussion of each of the principal risks that apply to the Fund.

                                [GRAPHIC OMITTED]

10

REAL ESTATE FUND
--------------------------------------------------------------------------------
H-CLASS (RYHRX)

FUND OBJECTIVE

The Real Estate Fund seeks to provide capital appreciation by investing in companies that are involved in the real estate industry including real estate investment trusts ("REITs") (collectively, "Real Estate Companies"). The investment objective is non-fundamental and may be changed without shareholder approval.

PRINCIPAL INVESTMENT STRATEGY

Under normal circumstances, the Fund will invest substantially all (at least 80%) of its net assets in equity securities of Real Estate Companies that are traded in the United States. This is a non-fundamental policy that can be changed by the Fund upon 60 days' notice to shareholders. In addition, the Fund will invest to a significant extent in the securities of Real Estate Companies that have small to mid-sized capitalizations. Real Estate Companies, which also include master limited partnerships, are primarily engaged in the ownership, construction, management, financing or sale of residential, commercial or industrial real estate. Real Estate Companies may also include companies whose products and services are related to the real estate industry, such as building supply manufacturers, mortgage lenders, or mortgage servicing companies. The Fund may also engage in futures and options transactions, and purchase ADRs and U.S. Government securities.


PRINCIPAL RISKS

The Real Estate Fund is subject to a number of risks that may affect the value of its shares, including:

      o     Active Trading Risk

      o     Depositary Receipt Risk

      o     Derivatives Risk

      o     Early Closing Risk

      o     Industry Concentration Risk

      o     Market Risk

      o     Non-Diversification Risk

      o     Real Estate Sector Concentration Risk

      o     Small-Capitalization and Mid-Capitalization Securities Risk

      o     Trading Halt Risk

Please see "Descriptions of Principal Risks" on page 17 for a discussion of each of the principal risks that apply to the Fund.

                                [GRAPHIC OMITTED]

                                                                   PROSPECTUS 11


STRENGTHENING DOLLAR 2X STRATEGY FUND
(FORMERLY, DYNAMIC STRENGTHENING DOLLAR FUND)
--------------------------------------------------------------------------------
H-CLASS (RYSBX)

FUND OBJECTIVE

The Strengthening Dollar 2x Strategy Fund seeks to provide investment results that will match the performance of a specific benchmark on a daily basis. The Fund's current benchmark is 200% of the performance of the U.S. Dollar Index(R) (the "underlying index"). The investment objective is non-fundamental and may be changed without shareholder approval.

If the Fund meets its objectives, the value of the Fund's shares will tend to increase on a daily basis by 200% of the value of any increase in the underlying index (E.G., if the index goes up by 5%, the value of the Fund's shares should go up by 10% on that day). When the value of the underlying index declines, the value of the Fund's shares should decrease on a daily basis by 200% of the value of any decrease in the underlying index (E.G., if the underlying index goes down by 5%, the value of the Fund's shares should go down by 10% on that day). For more information about the effects of leverage, please see "Understanding Compounding and the Effect of Leverage."

PRINCIPAL INVESTMENT STRATEGY

The Strengthening Dollar 2x Strategy Fund employs as its investment strategy a program of investing in derivative instruments, such as index swaps, currency forward contracts, futures contracts, and options on securities and futures contracts. Investing in derivative instruments enables the Fund to pursue its investment objective without investing directly in the securities included in the underlying index, or in the same proportion that those securities are represented in the underlying index. On a day-to-day basis, the Strengthening Dollar 2x Strategy Fund holds U.S. Government securities or cash equivalents to collateralize these futures and options contracts. The Strengthening Dollar 2x Strategy Fund also may enter into repurchase agreements. The U.S. Dollar Index(R) is a broad based, diversified index representing an investment in the U.S. Dollar. The New York Board of Trade determines the value of the U.S. Dollar Index(R) by averaging the exchange rates between the U.S. Dollar and the Euro, Japanese Yen, British Pound, Canadian Dollar, Swedish Krona, and Swiss Franc.


INVESTOR PROFILE

Investors who expect the U.S. Dollar Index(R) to go up and want highly accelerated investment gains when it does so. These investors must also be willing to bear the risk of equally accelerated losses if the U.S. Dollar Index(R) goes down.

                                [GRAPHIC OMITTED]

12


PRINCIPAL RISKS

The Strengthening Dollar 2x Strategy Fund is subject to a number of risks that may affect the value of its shares, including:

      o     Active Trading Risk

      o     Counterparty Credit Risk

      o     Derivatives Risk

      o     Early Closing Risk

      o     Foreign Currency Risk

      o     Leveraging Risk

      o     Non-Diversification Risk

      o     Tracking Error Risk

      o     Trading Halt Risk

Please see "Descriptions of Principal Risks" on page 17 for a discussion of each of the principal risks that apply to the Fund.

                                [GRAPHIC OMITTED]

                                                                   PROSPECTUS 13


WEAKENING DOLLAR 2X STRATEGY FUND
(FORMERLY, DYNAMIC WEAKENING DOLLAR FUND)
--------------------------------------------------------------------------------
H-CLASS (RYWBX)

FUND OBJECTIVE

The Weakening Dollar 2x Strategy Fund seeks to provide investment results that will match the performance of a specific benchmark on a daily basis. The Fund's current benchmark is 200% of the inverse (opposite) performance of the U.S. Dollar Index(R) (the "underlying index"). The investment objective is non-fundamental and may be changed without shareholder approval.

If the Fund meets its objectives, the value of the Fund's shares will tend to increase on a daily basis by 200% of the value of any decrease in the underlying index (E.G., if the index goes down by 5%, the value of the Fund's shares should go up by 10% on that day). When the value of the underlying index increases, the value of the Fund's shares should decrease on a daily basis by 200% of the value of any increase in the underlying index (E.G., if the underlying index goes up by 5%, the value of the Fund's shares should go down by 10% on that day). For more information about the effects of leverage, please see "Understanding Compounding and the Effect of Leverage."

PRINCIPAL INVESTMENT STRATEGY

The Weakening Dollar 2x Strategy Fund employs as its investment strategy a program of engaging in short sales of securities and investing in derivative instruments, such as index swaps, currency forward contracts, futures contracts, and options on securities and futures contracts. Engaging in short sales and investing in derivative instruments enables the Fund to pursue its objective without investing directly in the securities included in the underlying index, or in the same proportion that those securities are represented in the underlying index. On a day-to-day basis, the Weakening Dollar 2x Strategy Fund holds U.S. Government securities or cash equivalents to collateralize these futures and options contracts. The Weakening Dollar 2x Strategy Fund also may enter into repurchase agreements. The U.S. Dollar Index(R) is a broad based, diversified index representing an investment in the U.S. Dollar. The New York Board of Trade determines the value of the U.S. Dollar Index(R) by averaging the exchange rates between the U.S. Dollar and the Euro, Japanese Yen, British Pound, Canadian Dollar, Swedish Krona, and Swiss Franc.


INVESTOR PROFILE

Investors who expect the U.S. Dollar Index(R) to go down and want highly accelerated investment gains when it does so. These investors must also be willing to bear the risk of equally accelerated losses if the U.S. Dollar Index(R) goes up.

                                [GRAPHIC OMITTED]

14


PRINCIPAL RISKS

The Weakening Dollar 2x Strategy Fund is subject to a number of risks that may affect the value of its shares, including:

      o     Active Trading Risk

      o     Counterparty Credit Risk

      o     Derivatives Risk

      o     Early Closing Risk

      o     Foreign Currency Risk

      o     Leveraging Risk

      o     Non-Diversification Risk

      o     Short Sales Risk

      o     Tracking Error Risk

      o     Trading Halt Risk

Please see "Descriptions of Principal Risks" on page 17 for a discussion of each of the principal risks that apply to the Fund.

                                [GRAPHIC OMITTED]

                                                                   PROSPECTUS 15


PRINCIPAL RISKS OF INVESTING IN THE FUNDS
--------------------------------------------------------------------------------

As indicated below, the Funds are subject to a number of risks that may affect the value of the Funds' shares. Please see "Descriptions of Principal Risks" immediately following the table for more detailed information about the principal risks of the Funds.

-----------------------------------------------------------------------------------------------------------------------
                                                              MULTI-CAP               ABSOLUTE
                                                                CORE       SECTOR      RETURN     COMMODITIES   HEDGED
                                                               EQUITY     ROTATION   STRATEGIES    STRATEGY     EQUITY
                                                                FUND        FUND        FUND         FUND        FUND
-----------------------------------------------------------------------------------------------------------------------
Active Trading Risk
-----------------------------------------------------------------------------------------------------------------------
Commodity-Linked Derivative Investment Risk                                                            X
-----------------------------------------------------------------------------------------------------------------------
Counterparty Credit Risk                                          X          X            X            X          X
-----------------------------------------------------------------------------------------------------------------------
Depositary Receipt Risk                                           X          X            X                       X
-----------------------------------------------------------------------------------------------------------------------
Derivatives Risk                                                  X          X            X            X          X
-----------------------------------------------------------------------------------------------------------------------
Early Closing Risk                                                X          X            X            X          X
-----------------------------------------------------------------------------------------------------------------------
Energy Sector Concentration Risk                                                                       X
-----------------------------------------------------------------------------------------------------------------------
Fixed Income Risk                                                                         X                       X
-----------------------------------------------------------------------------------------------------------------------
Foreign Currency Risk                                                                     X
-----------------------------------------------------------------------------------------------------------------------
High Yield Risk                                                                           X
-----------------------------------------------------------------------------------------------------------------------
Industry Concentration Risk                                                                            X
-----------------------------------------------------------------------------------------------------------------------
Investment in Investment Companies Risk                                                   X            X          X
-----------------------------------------------------------------------------------------------------------------------
Investment Style Risk                                             X          X
-----------------------------------------------------------------------------------------------------------------------
Leveraging Risk                                                                           X                       X
-----------------------------------------------------------------------------------------------------------------------
Market Risk                                                       X          X            X            X          X
-----------------------------------------------------------------------------------------------------------------------
Non-Diversification Risk                                          X          X            X            X          X
-----------------------------------------------------------------------------------------------------------------------
Portfolio Turnover Risk                                           X          X            X                       X
-----------------------------------------------------------------------------------------------------------------------
Real Estate Sector Concentration Risk
-----------------------------------------------------------------------------------------------------------------------
Short Sales Risk                                                             X            X                       X
-----------------------------------------------------------------------------------------------------------------------
Small-Capitalization and Mid-Capitalization Securities Risk       X          X            X                       X
-----------------------------------------------------------------------------------------------------------------------
Tax Risk                                                                                               X
-----------------------------------------------------------------------------------------------------------------------
Tracking Error Risk                                                                                    X
-----------------------------------------------------------------------------------------------------------------------
Trading Halt Risk                                                 X          X            X            X          X
-----------------------------------------------------------------------------------------------------------------------

                                [GRAPHIC OMITTED]

16

-------------------------------------------------------------------------------------------------
                                                                       STRENGTHENING   WEAKENING
                                                               REAL      DOLLAR 2X     DOLLAR 2X
                                                              ESTATE     STRATEGY       STRATEGY
                                                               FUND        FUND           FUND
-------------------------------------------------------------------------------------------------
Active Trading Risk                                             X            X             X
-------------------------------------------------------------------------------------------------
Commodity-Linked Derivative Investment Risk
-------------------------------------------------------------------------------------------------
Counterparty Credit Risk                                                     X             X
-------------------------------------------------------------------------------------------------
Depositary Receipt Risk                                         X
-------------------------------------------------------------------------------------------------
Derivatives Risk                                                X            X             X
-------------------------------------------------------------------------------------------------
Early Closing Risk                                              X            X             X
-------------------------------------------------------------------------------------------------
Energy Sector Concentration Risk
-------------------------------------------------------------------------------------------------
Fixed Income Risk
-------------------------------------------------------------------------------------------------
Foreign Currency Risk                                                        X             X
-------------------------------------------------------------------------------------------------
High Yield Risk
-------------------------------------------------------------------------------------------------
Industry Concentration Risk                                     X
-------------------------------------------------------------------------------------------------
Investment in Investment Companies Risk
-------------------------------------------------------------------------------------------------
Investment Style Risk
-------------------------------------------------------------------------------------------------
Leveraging Risk                                                              X             X
-------------------------------------------------------------------------------------------------
Market Risk                                                     X
-------------------------------------------------------------------------------------------------
Non-Diversification Risk                                        X            X             X
-------------------------------------------------------------------------------------------------
Portfolio Turnover Risk
-------------------------------------------------------------------------------------------------
Real Estate Sector Concentration Risk                           X
-------------------------------------------------------------------------------------------------
Short Sales Risk                                                                           X
-------------------------------------------------------------------------------------------------
Small-Capitalization and Mid-Capitalization Securities Risk     X
-------------------------------------------------------------------------------------------------
Tax Risk
-------------------------------------------------------------------------------------------------
Tracking Error Risk                                                          X             X
-------------------------------------------------------------------------------------------------
Trading Halt Risk                                               X            X             X
-------------------------------------------------------------------------------------------------

                                [GRAPHIC OMITTED]

                                                                   PROSPECTUS 17


DESCRIPTIONS OF PRINCIPAL RISKS
--------------------------------------------------------------------------------

ACTIVE TRADING RISK - A significant portion of the Fund's assets may come from investors who take part in certain strategic and tactical asset allocation programs. These programs often recommend frequent trading of Fund shares to take advantage of anticipated changes in market conditions. Therefore, the Advisor anticipates that investors who take part in these programs may frequently redeem or exchange shares of the Fund, which may cause the Fund to experience high portfolio turnover. High portfolio turnover may result in the Fund paying higher levels of transaction costs and generating greater tax liabilities for shareholders. In addition, large movements of assets into and out of the Fund may negatively impact the Fund's ability to achieve its investment objective. In certain circumstances, the Fund's expense ratios may vary from current estimates or the historical ratio disclosed in this Prospectus.

COMMODITY-LINKED DERIVATIVE INVESTMENT RISK - The Fund's exposure to the commodities markets may subject the Fund to greater volatility than investments in traditional securities. Because the value of a commodity-linked derivative investment typically is based upon the price movements of a physical commodity (such as heating oil, livestock, or agricultural products), a commodity futures contract or commodity index, or some other readily measurable economic variable, the value of commodity-linked derivative instruments may be affected by changes in overall market movements, volatility of the underlying benchmark, changes in interest rates, or factors affecting a particular industry or commodity, such as drought, floods, weather, livestock disease, embargoes, tariffs and international economic, political and regulatory developments.

      INDEX-LINKED AND COMMODITY-LINKED "STRUCTURED" SECURITIES - The Fund invests in derivative instruments with principal and/or coupon payments linked to the value of commodities, commodity futures contracts, or the performance of commodity indices, such as the S&P GSCI(TM) Commodity Index. These are "commodity-linked" or "index-linked" securities. They are sometimes referred to as "structured securities" because the terms of the instrument may be structured by the issuer of the security and the purchaser of the security, such as the Fund. These securities may be issued by banks, brokerage firms, insurance companies and other corporations.

      The value of these securities will rise or fall in response to changes in the underlying commodity or related index or investment. These securities expose the Fund economically to movements in commodity prices. In addition to commodity price risk, the securities also are subject to credit

                                [GRAPHIC OMITTED]

18

      and interest rate risks that in general affect the values of debt securities. Therefore, at maturity, the Fund may receive more or less principal than it originally invested. The Fund might receive interest payments that are more or less than the stated coupon interest payments.

      STRUCTURED NOTE RISK - The Fund intends to invest in commodity, currency and financial-linked structured notes to a significant extent. Commodity-linked structured notes provide exposure, which may include long and/or short exposure, to the investment returns of "real assets" (I.E., assets that have tangible properties such as oil, gold and silver) that trade in the commodities markets without investing directly in physical commodities. The performance of these notes is determined by the price movement of the commodities underlying the note. Currency and financial-linked structured notes provide exposure to the investment returns of currencies and financial instruments. A highly liquid secondary market may not exist for the structured notes, and there can be no assurance that one will develop. However, on April 10, 2006, Rydex received a private letter ruling from the IRS that concluded that commodity-linked structured notes will produce qualifying income for a regulated investment company under the Internal Revenue Code of 1986, as amended. Consequently, the Advisor believes that other mutual funds may increase their investment in commodity-linked structured notes leading to the creation and maintenance of a more liquid secondary market.

COUNTERPARTY CREDIT RISK - The Fund may invest in financial instruments involving counterparties for the purpose of attempting to gain exposure to a particular group of securities or asset class without actually purchasing those securities or investments, or to hedge a position. Such financial instruments include, but are not limited to, total return, index, interest rate, and credit default swap agreements, and in the case of the Commodities Strategy Fund, structured notes. The Fund will use short-term counterparty agreements to exchange the returns (or differentials in rates of return) earned or realized in particular predetermined investments or instruments. The Fund will not enter into any agreement involving a counterparty unless the Advisor believes that the other party to the transaction is creditworthy. The use of swap agreements and structured notes involves risks that are different from those associated with ordinary portfolio securities transactions. For example, the Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty. If a counterparty defaults on its payment obligations to the Fund, this default will cause the value of your investment in the Fund to decrease. In addition, the Fund may enter into swap agreements with a limited number of counterparties, and the Commodities Strategy Fund may invest in commodity-linked structured

                                [GRAPHIC OMITTED]

                                                                   PROSPECTUS 19

notes issued by a limited number of issuers that will act as counterparties, which may increase the Fund's exposure to counterparty credit risk. Swap agreements also may be considered to be illiquid.

      CREDIT DEFAULT SWAP RISK - The Absolute Return Strategies Fund may enter into credit default swap agreements. A credit default swap agreement is an agreement between two parties: a buyer of credit protection and a seller of credit protection. The Fund may be either the buyer of credit protection against a designated event of default, restructuring or other credit related event (each a "Credit Event") or the seller of credit protection in a credit default swap. The buyer in a credit default swap agreement is obligated to pay the seller a periodic stream of payments over the term of the swap agreement. If no Credit Event occurs, the seller of credit protection will have received a fixed rate of income throughout the term of the swap agreement. If a Credit Event occurs, the seller of credit protection must pay the buyer of credit protection the full notional value of the reference obligation through either physical settlement or cash settlement. If no Credit Event occurs, the buyer of credit protection will have made a series of periodic payments through the term of the swap agreement. However, if a Credit Event occurs, the buyer of credit protection will receive the full notional value of the reference obligation either through physical settlement or cash settlement from the seller of credit protection. A credit default swap may involve greater risks than if the Funds invested directly in the underlying reference obligations. For example, a credit default swap may increase a Fund's credit risk because it has exposure to both the issuer of the underlying reference obligation and the counterparty to the credit default swap. In addition, credit default swap agreements may be difficult to value depending on whether an active market exists for the credit default swaps in which the Fund invests.

DEPOSITARY RECEIPT RISK - The Fund may hold the securities of non-U.S. companies in the form of American Depositary Receipts ("ADRs"). The underlying securities of the ADRs in the Fund's portfolio are usually denominated or quoted in currencies other than the U.S. Dollar. As a result, changes in foreign currency exchange rates may affect the value of the Fund's portfolio. Generally, when the U.S. Dollar rises in value against a foreign currency, a security denominated in that currency loses value because the currency is worth fewer U.S. Dollars. In addition, because the underlying securities of ADRs trade on foreign exchanges at times when the U.S. markets are not open for trading, the value of the securities underlying the ADRs may change materially at times when the U.S. markets are not open for trading, regardless of whether there is an active U.S. market for shares of the Fund or underlying fund. Investments in the underlying foreign securities may involve risks not typically associated

                                [GRAPHIC OMITTED]

20

with investing in U.S. companies. Foreign securities markets generally have less trading volume and less liquidity than U.S. markets, and prices in some foreign markets can be extremely volatile due to increased risks of adverse issuer, political, regulatory, market, or economic developments. Many foreign countries lack accounting and disclosure standards comparable to those that apply to U.S. companies, and it may be more difficult to obtain reliable information regarding a foreign issuer's financial condition and operations. In addition, transaction costs and costs associated with custody services are generally higher for foreign securities than they are for U.S. securities.

DERIVATIVES RISK - The Fund may invest a percentage of its assets in derivatives, such as futures and options contracts, to pursue its investment objective. The use of such derivatives may expose the Fund to additional risks that it would not be subject to if it invested directly in the securities underlying those derivatives. The Fund may use futures contracts and related options for bona fide hedging purposes to offset changes in the value of securities held or expected to be acquired. They may also be used to gain exposure to a particular market or instrument, to create a synthetic money market position, and for certain other tax-related purposes. The Fund will only enter into futures contracts traded on a national futures exchange or board of trade. Futures and options contracts are described in more detail below:

      FUTURES CONTRACTS - Futures contracts and options on futures contracts provide for the future sale by one party and purchase by another party of a specified amount of a specific security at a specified future time and at a specified price. An option on a futures contract gives the purchaser the right, in exchange for a premium, to assume a position in a futures contract at a specified exercise price during the term of the option. Index futures are futures contracts for various indices that are traded on registered securities exchanges.

      OPTIONS - The buyer of an option acquires the right to buy (a call option) or sell (a put option) a certain quantity of a security (the underlying security) or instrument at a certain price up to a specified point in time. The seller or writer of an option is obligated to sell (a call option) or buy (a put option) the underlying security. When writing (selling) call options on securities, the Fund may cover its positions by owning the underlying security on which the option is written or by owning a call option on the underlying security. Alternatively, the Fund may cover its positions by maintaining, in a segregated account, cash or liquid securities equal in value to the exercise price of the call options written by the Fund.

      The risks associated with the Fund's use of futures and options contracts include:

                                [GRAPHIC OMITTED]

                                                                   PROSPECTUS 21

      o The Fund experiencing losses that exceed losses experienced by funds that do not use futures contracts and options.

      o There may be an imperfect correlation between the changes in market value of the securities held by the Fund and the prices of futures and options on futures.

      o Although the Fund will only purchase exchange-traded futures, due to market conditions there may not always be a liquid secondary market for a futures contract. As a result, the Fund may be unable to close out its futures contracts at a time which is advantageous.

      o Trading restrictions or limitations may be imposed by an exchange, and government regulations may restrict trading in futures contracts and options.

      o Because option premiums paid or received by the Fund are small in relation to the market value of the investments underlying the options, buying and selling put and call options can be more speculative than investing directly in securities.

EARLY CLOSING RISK - The normal close of trading of securities listed on Nasdaq and the NYSE is 4:00 p.m., Eastern Time. Unanticipated early closings of securities exchanges and other financial markets may result in the Fund's inability to buy or sell securities or other financial instruments on that day. If an exchange or market closes early on a day when the Fund needs to execute a high volume of trades late in a trading day, the Fund might incur substantial trading losses.

ENERGY SECTOR CONCENTRATION RISK - The risk that energy sector commodities that the Fund purchases will underperform the market as a whole either by declining in value or failing to perform as well. To the extent that the Fund's investments are concentrated in the same economic sector, the Fund is subject to legislative or regulatory changes, adverse market conditions and/or increased competition affecting that economic sector. The prices of energy sector commodities may fluctuate widely due to changes in value, which depend largely on the price and supply of energy fuels, international political events relating to oil producing countries, energy conservation, the success of exploration projects, and tax and other governmental regulatory policies.

FIXED INCOME RISK - The market value of fixed income investments, and financial instruments related to those fixed income investments, will change in response to interest rate changes and other factors, such as changes in the effective maturities and credit ratings of fixed income investments. During periods of falling interest rates, the values of outstanding fixed income securities generally rise. Falling interest rates may cause an issuer to redeem or "call" a security

                                [GRAPHIC OMITTED]

22

before its stated maturity, which may result in the Fund having to reinvest the proceeds in lower yielding securities. Conversely, during periods of rising interest rates, the values of such securities and related financial instruments generally decline. While securities with longer maturities tend to produce higher yields, the prices of longer maturity securities are also subject to greater market fluctuations as a result of changes in interest rates. Fixed income investments are also subject to credit risk, which is the possibility that the credit strength of an issuer will weaken and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default.

FOREIGN CURRENCY RISK - The Fund's investments in securities denominated in foreign currencies are subject to currency risk. Similarly, the Strengthening Dollar 2x Strategy Fund's exposure to the U.S. Dollar Index(R) subjects the Fund to the risk that foreign currencies will appreciate in value relative to the U.S. Dollar. Conversely, the Weakening Dollar 2x Strategy Fund's exposure to the U.S. Dollar Index(R) subjects the Fund to the risk that foreign currencies will depreciate in value relative to the U.S. Dollar.

Currency risks include the following:

      o The value of the Fund's assets measured in U.S. Dollars may be affected by changes in currency exchange rates and exchange control regulations.

      o The Fund may incur transaction costs in connection with conversions between various currencies.

Under normal circumstances, the Fund does not plan to hedge against the risks of variation in currency exchange rates relative to the U.S. Dollar. As a result, the value of securities denominated in foreign currencies can change significantly when foreign currencies strengthen or weaken relative to the U.S. Dollar.

HIGH YIELD RISK - Below investment grade fixed income securities, or junk bonds, are high-yield, high risk securities and are considered speculative. The value of these securities often fluctuates in response to company, political, or economic developments and declines significantly over short periods of time or during periods of general economic difficulty. Below investment grade fixed income securities generally pay higher yields (greater income) than investment in higher-quality securities; however, below investment grade securities involve greater risk to timely payment of principal and interest, including the possibility of default or bankruptcy of the issuers of the security. An economic downturn or period of rising interest rates could adversely affect the market for these securities and reduce the Fund's ability to sell these securities (liquidity risk). These securities can also be thinly traded or have restrictions on resale, making them difficult to sell at an acceptable price. If the issuer of a security is in default with respect to interest or principal payments, the Fund may lose its entire investment.

                                [GRAPHIC OMITTED]

                                                                   PROSPECTUS 23

INDUSTRY CONCENTRATION RISK - With the exception of the Commodities Strategy and Real Estate Funds none of the Funds will invest 25% or more of the value of a Fund's total assets in the securities of one or more issuers conducting their principal business activities in the same industry or group of industries. The Real Estate Fund invests in the securities of a limited number of issuers conducting business in the real estate market sector and therefore may be concentrated in an industry or group of industries within the sector. Similarly, the Commodities Strategy Fund invests, to a significant extent, in commodities or commodity-linked derivatives concentrated in the same economic sector. The risk of concentrating Fund investments in a limited number of issuers conducting business in the same industry or group of industries is that a Fund will be more susceptible to the risks that are associated with that industry or group of industries than a fund that does not concentrate its investments.

INVESTMENT IN INVESTMENT COMPANIES RISK - The Fund may purchase shares of investment companies, such as ETFs, UITs, and closed-end investment companies to gain exposure to a particular portion of the market while awaiting an opportunity to purchase securities directly. When the Fund invests in an investment company, in addition to directly bearing the expenses associated with its own operations, it will bear a pro rata portion of the investment company's expenses. Further, in part because of these additional expenses, the performance of an investment company may differ from the performance the Fund would achieve if it invested directly in the underlying investments of the investment company. In addition, while the risks of owning shares of an investment company generally reflect the risks of owning the underlying investments of the investment company, the Fund may be subject to additional or different risks than if the Fund had invested directly in the underlying investments. For example, shares of an ETF are traded at market prices, which may vary from the net asset value of its underlying investments. In addition, the Fund may invest in investment companies or other pooled investment vehicles that are not registered pursuant to the Investment Company Act of 1940, as amended, and therefore, is not subject to the regulatory scheme of the Investment Company Act of 1940, as amended.

The Commodities Strategy Fund may invest to a significant extent in shares of ETFs to gain exposure to its benchmark. ETFs are pooled investment vehicles, which may be managed or unmanaged, that generally seek to track the performance of a specific index. Although individual shares of an ETF are traded on an exchange (such as the NYSE, Amex, or NASDAQ), large blocks of shares of ETFs are redeemable at net asset value. This ability to redeem large blocks of shares has historically resulted in the market price of individual shares of ETFs being at or near the net asset value of the ETF's underlying investments.

                                [GRAPHIC OMITTED]

24

INVESTMENT STYLE RISK - The Multi-Cap Core Equity Fund is subject to the risk that the Advisor's use of a multi-cap value and growth-oriented investment strategy may cause the Fund to underperform other types of mutual funds that use different investment strategies during periods when multi-cap value and growth-oriented investing is out of favor. The Sector Rotation Fund is subject to the risk that the Advisor's use of a price momentum-driven investment strategy may cause the Fund to underperform other types of mutual funds that use different investment strategies during periods when price momentum investing is out of favor.

LEVERAGING RISK - The more the Fund invests in leveraged instruments, the more this leverage will magnify any losses on those investments. Since the Strengthening Dollar 2x Strategy Fund's and Weakening Dollar 2x Strategy Fund's investment strategies involve consistently applied leverage, the value of the Funds' shares will tend to increase or decrease more than the value of any increase or decrease in its benchmark. Leverage will also have the effect of magnifying tracking error risk.

MARKET RISK - The Fund may invest in public and privately issued securities, which may include common and preferred stocks, bonds, warrants, and rights, as well as derivatives and financial instruments that attempt to track the price movement of securities or commodities indices. Investments in securities and derivatives in general are subject to market risks that may cause their prices to fluctuate over time. The Fund's investments may decline in value due to factors affecting securities or commodities markets generally, or particular countries, segments, economic sectors, industries or companies within those markets. The value of a security may decline due to general economic and market conditions which are not specifically related to a particular issuer, such as real or perceived adverse economic conditions or changes in interest or currency rates. The value of securities convertible into equity securities, such as warrants or convertible debt, is also affected by prevailing interest rates, the credit quality of the issuer and any call provision. Fluctuations in the value of securities and financial instruments in which the Fund invests will cause the net asset value of the Fund to fluctuate. Historically, the markets have moved in cycles, and the value of the Fund's securities and derivatives may fluctuate drastically from day to day. Because of its link to the markets, an investment in the Multi-Cap Core Equity Fund, Sector Rotation Fund, Absolute Return Strategies Fund, Commodities Strategy Fund and Hedged Equity Fund may be more suitable for long-term investors who can bear the risk of short-term principal fluctuations, which at times may be significant.

NON-DIVERSIFICATION RISK - Because the Fund is non-diversified, it can invest in the securities of a limited number of issuers. To the extent that the

                                [GRAPHIC OMITTED]

                                                                   PROSPECTUS 25

Fund invests a significant percentage of its assets in a limited number of issuers, the Fund is subject to the risks of investing in those few issuers, and may be more susceptible to a single adverse economic or regulatory occurrence. As a result, changes in the market value of a single security could cause greater fluctuations in the value of Fund shares than would occur in a diversified fund.

PORTFOLIO TURNOVER RISK - The Fund's strategy may frequently involve buying and selling portfolio securities to rebalance the Fund's exposure to various market sectors. Higher portfolio turnover may result in the Fund paying higher levels of transaction costs and generating greater tax liabilities for shareholders. Portfolio turnover risk may cause the Fund's performance to be less than you expect.

REAL ESTATE SECTOR CONCENTRATION RISK - The risk that the securities of Real Estate Companies that the Fund purchases will underperform the market as a whole. To the extent that the Fund's investments are concentrated in Real Estate Companies, the Fund is subject to legislative or regulatory changes, adverse market conditions and/or increased competition affecting Real Estate Companies. Investments in Real Estate Companies may also subject the Fund to the risks associated with the direct ownership of real estate. The general performance of the real estate industry has historically been cyclical and particularly sensitive to economic downturns. Changes in prevailing real estate values and rental income, interest rates and changing demographics may affect the value of securities of issuers in the real estate industry. Also, Equity REITs may be affected by changes in the value of the underlying property owned by the REITs, while Mortgage REITs may be affected by the quality of the credit extended. In addition to these risks, REITs are dependent on specialized management skills, and some REITs may have investments in relatively few properties, in a small geographic area, or a single type of property. These factors may increase the volatility of the Fund's investments in REITs.

SHORT SALES RISK - Short sales are transactions in which the Fund sells a security it does not own. To complete the transaction, the Fund must borrow the security to make delivery to the buyer. The Fund is then obligated to replace the security borrowed by purchasing the security at the market price at the time of replacement. The price at such time may be higher or lower than the price at which the security was sold by the Fund. If the underlying security goes down in price between the time the Fund sells the security and buys it back, the Fund will realize a gain on the transaction. Conversely, if the underlying security goes up in price during the period, the Fund will realize a loss on the transaction. Any such loss is increased by the amount of premium or interest the Fund must pay to the lender of the security. Likewise, any gain will be decreased by the amount of premium or interest the Fund must pay to the lender of the security.

                                [GRAPHIC OMITTED]

26

The Fund is also required to segregate other assets on its books to cover its obligation to return the security to the lender which means that those other assets may not be available to meet the Fund's needs for immediate cash or other liquidity. The Fund's investment performance may also suffer if the Fund is required to close out a short position earlier than it had intended. This would occur if the securities lender required the Fund to deliver the securities the Fund borrowed at the commencement of the short sale and the Fund was unable to borrow the securities from another securities lender or otherwise obtain the security by other means. In addition, the Fund may be subject to expenses related to short sales that are not typically associated with investing in securities directly, such as costs of borrowing and margin account maintenance costs associated with the Fund's open short positions. These expenses negatively impact the performance of the Fund. For example, when the Fund short sells an interest-bearing security, such as a bond, it is obligated to pay the interest on the security it has sold. This cost is partially offset by the interest earned by the Fund on the investment of the cash generated by the short sale. Similarly, when the Fund sells short an equity security that pays a dividend, it is obligated to pay the dividend on the security it has sold. However, a dividend paid on a security sold short generally reduces the market value of the shorted security and thus, increases the Fund's unrealized gain or reduces the Fund's unrealized loss on its short sale transaction. To the extent that the interest rate and/or dividend that the Fund is obligated to pay is greater than the interest earned by the Fund on investments, the performance of the Fund will be negatively impacted. These types of short sales expenses are sometimes referred to as the "negative cost of carry," and will tend to cause the Fund to lose money on a short sale even in instances where the price of the underlying security sold short does not change over the duration of the short sale.

SMALL-CAPITALIZATION AND MID-CAPITALIZATION SECURITIES RISK - In comparison to securities of companies with large capitalizations, securities of small and medium-capitalization companies may have more price volatility, greater spreads between their bid and ask prices, significantly lower trading volumes, and cyclical or static growth prospects. Small and medium-capitalization companies often have limited product lines, markets or financial resources, and may therefore be more vulnerable to adverse developments than large-capitalization companies. These securities may or may not pay dividends. Small and medium-capitalization stocks may underperform other segments of the equity market or the equity market as a whole.

TAX RISK - As noted under "Commodity-Linked Derivative Investment Risk" above, the Fund currently gains most of its exposure to the commodities markets by entering into commodity-linked derivative instruments, including options, futures contracts, options on futures contracts and commodity-linked

                                [GRAPHIC OMITTED]

                                                                   PROSPECTUS 27

structured notes. In order for the Fund to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, the Fund must derive at least 90 percent of its gross income each taxable year from qualifying income, which is described in more detail in the SAI. The status of certain commodity-linked derivative instruments as qualifying income has been addressed in Revenue Ruling 2006-1 and Revenue Ruling 2006-31 which provide that income from commodity-linked derivative instruments in which the Fund invests will not be considered qualifying income after September 30, 2006. The Fund will therefore restrict its income from commodity-linked derivative instruments that do not generate qualifying income, such as commodity-linked swaps, to a maximum of 10 percent of its gross income.

The Fund has received a private letter ruling from the IRS that concludes that certain commodities-linked notes held by the Fund will produce qualifying income for purposes of the regulated investment company qualification tests. The Advisor believes it can continue to successfully operate the Fund in a manner consistent with the Fund's current investment objective by investing in these commodities-linked structured notes. See "Tax Information" for more information.

TRACKING ERROR RISK - Tracking error risk refers to the risk that the Fund's Advisor may not be able to cause the Fund's performance to match or correlate to that of the Fund's benchmark, either on a daily or aggregate basis. Factors such as Fund expenses, imperfect correlation between the Fund's investments and those of its benchmark, rounding of share prices, changes to the benchmark, regulatory policies, high portfolio turnover rate and leverage all contribute to tracking error. The Commodities Strategy Fund, which seeks to track its benchmark over time, and the Strengthening Dollar 2x Strategy and Weakening Dollar 2x Strategy Funds, which seek to track their benchmarks on a daily basis, are subject to the effects of mathematical compounding which may prevent the Funds from correlating with the monthly, quarterly, annual or other performance of their respective benchmarks. Tracking error risk may cause the Fund's performance to be less than you expect.

TRADING HALT RISK - The Fund typically will hold short-term options and futures contracts. The major exchanges on which these contracts are traded, such as the Chicago Mercantile Exchange, have established limits on how much an option or futures contract may decline over various time periods within a day. In addition, the major securities exchanges, such as the NYSE, have established limits on how much the securities market, based on the Dow Jones Industrial Average(SM), may decline over various time periods within a day. If the price of a security, an option or a futures contract declines more than the established limits, trading on the exchange is halted on that instrument. If a trading

                                [GRAPHIC OMITTED]

28

halt occurs, the Fund may temporarily be unable to purchase or sell the options, futures contracts or securities that are the subject of the trading halt. Such a trading halt near the time the Fund prices its shares may limit the Fund's ability to use leverage and may prevent the Fund from achieving its investment objective. In such an event, the Fund also may be required to use a "fair-value" method to price their outstanding contracts or securities.

                                [GRAPHIC OMITTED]

                                                                   PROSPECTUS 29


FUND PERFORMANCE
--------------------------------------------------------------------------------

The following bar charts show the performance of the H-Class Shares of the Funds from year to year. The variability of performance over time provides an indication of the risks of investing in a Fund. The following tables show the performance of the H-Class Shares of the Funds as an average over different periods of time in comparison to the performance of a broad market index. The figures in the bar charts and tables assume the reinvestment of dividends and capital gains distributions. The after-tax returns are calculated using the highest historical federal income and capital gains tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown. Returns After Taxes on Distributions assume a continued investment in a Fund and show the effect of taxes on Fund distributions. Returns After Taxes on Distributions and Sale of Fund Shares assume all shares were redeemed at the end of each measurement period, and show the effect of any taxable gain (or offsetting loss) on redemption, as well as the effects of taxes on Fund distributions. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. After-tax returns for other classes of shares will differ from those shown below. Of course, this past performance (before and after taxes) does not necessarily indicate how a Fund will perform in the future.

                                [GRAPHIC OMITTED]

30

MULTI-CAP CORE EQUITY FUND
--------------------------------------------------------------------------------

THE PERFORMANCE INFORMATION SHOWN BELOW FOR THE H-CLASS SHARES IS BASED ON A CALENDAR YEAR. THE YEAR-TO-DATE RETURN FOR THE PERIOD FROM JANUARY 1, 2007 THROUGH JUNE 30, 2007 IS 6.26%.

  [THE FOLLOWING TABLE WAS REPRESENTED BY A BAR CHART IN THE PRINTED MATERIAL.]

                            2003    2004   2005   2006
                           ---------------------------
                           32.49   14.80   7.60  14.95

Highest Quarter Return                                     Lowest Quarter Return
(quarter ended 6/30/2003) 16.26%                (quarter ended 3/31/2003) -3.61%

AVERAGE ANNUAL TOTAL RETURN
(FOR PERIODS ENDED DECEMBER 31, 2006)

                                                                                  Since
                                                                                Inception
H-CLASS SHARES                                                   Past 1 Year   (9/23/2002)
------------------------------------------------------------------------------------------
Return Before Taxes                                                14.95%         17.36%
Return After Taxes on Distributions                                13.24%         16.25%
Return After Taxes on Distributions and Sale of Fund Shares        10.51%         14.73%
Russell 3000(R) Index 1                                            15.71%         16.37%

1 THE RUSSELL 3000(R) INDEX IS AN UNMANAGED CAPITALIZATION-WEIGHTED INDEX THAT OFFERS INVESTORS ACCESS TO THE BROAD U.S. EQUITY UNIVERSE REPRESENTING APPROXIMATELY 98% OF THE U.S. EQUITY MARKET. RETURNS REFLECT NO DEDUCTION FOR FEES, EXPENSES OR TAXES.

                                [GRAPHIC OMITTED]

                                                                   PROSPECTUS 31

SECTOR ROTATION FUND
--------------------------------------------------------------------------------

THE PERFORMANCE INFORMATION SHOWN BELOW FOR THE H-CLASS SHARES IS BASED ON A CALENDAR YEAR. THE YEAR-TO-DATE RETURN FOR THE PERIOD FROM JANUARY 1, 2007 THROUGH JUNE 30, 2007 IS 12.44%.

  [THE FOLLOWING TABLE WAS REPRESENTED BY A BAR CHART IN THE PRINTED MATERIAL.]

                         2003    2004    2005    2006
                        -----------------------------
                        30.98   10.30   14.15   11.30

Highest Quarter Return                                     Lowest Quarter Return
(quarter ended 6/30/2003) 15.96%                (quarter ended 6/30/2006) -6.06%

AVERAGE ANNUAL TOTAL RETURN
(FOR PERIODS ENDED DECEMBER 31, 2006)

                                                                              Since
                                                                            Inception
H-CLASS SHARES                                               Past 1 Year   (3/22/2002)
--------------------------------------------------------------------------------------
Return Before Taxes                                             11.30%        7.74%
Return After Taxes on Distributions                             10.74%        7.63%
Return After Taxes on Distributions and Sale of Fund Shares      7.99%        6.70%
S&P 500(R) Index 2                                              15.79%        6.40%

2 THE S&P 500(R) INDEX IS AN UNMANAGED CAPITALIZATION-WEIGHTED INDEX COMPOSED OF 500 COMMON STOCKS, WHICH ARE CHOSEN BY STANDARD & POOR'S, A DIVISION OF THE MCGRAW-HILL COMPANY ("S&P"), ON A STATISTICAL BASIS. RETURNS REFLECT NO DEDUCTION FOR FEES, EXPENSES OR TAXES.

                                [GRAPHIC OMITTED]

32

ABSOLUTE RETURN STRATEGIES FUND
--------------------------------------------------------------------------------

THE PERFORMANCE INFORMATION SHOWN BELOW FOR THE H-CLASS SHARES IS BASED ON A CALENDAR YEAR. THE YEAR-TO-DATE RETURN FOR THE PERIOD FROM JANUARY 1, 2007 THROUGH JUNE 30, 2007 IS 5.71%.

  [THE FOLLOWING TABLE WAS REPRESENTED BY A BAR CHART IN THE PRINTED MATERIAL.]

                                      2006
                                      ----
                                      6.60

Highest Quarter Return                                     Lowest Quarter Return
(quarter ended 12/31/2006) 2.56%                 (quarter ended 6/30/2006) 0.59%

AVERAGE ANNUAL TOTAL RETURN
(FOR PERIODS ENDED DECEMBER 31, 2006)

                                                                                  Since
                                                                                Inception
H-CLASS SHARES                                                   Past 1 Year   (9/19/2005)
------------------------------------------------------------------------------------------
Return Before Taxes                                                 6.60%         5.00%
Return After Taxes on Distributions                                 5.85%         4.35%
Return After Taxes on Distributions and Sale of Fund Shares         4.39%         3.91%
Dow Jones Hedge Fund Balanced Portfolio Index 3                     9.94%         8.11%

3 THE DOW JONES HEDGE FUND BALANCED PORTFOLIO INDEX IS AN UNMANAGED INDEX THAT REFLECTS THE PERFORMANCE OF A PORTFOLIO THAT IS ALLOCATED APPROXIMATELY EQUALLY AMONG SIX STRATEGIES ON AN ASSET MANAGEMENT PLATFORM THAT SEEKS TO TRACK THE DOW JONES HEDGE FUND STRATEGY BENCHMARKS. THE SIX STRATEGIES INCLUDED ARE: CONVERTIBLE ARBITRAGE, DISTRESSED SECURITIES, EVENT DRIVEN, EQUITY LONG/SHORT, EQUITY MARKET NEUTRAL AND MERGER ARBITRAGE. RETURNS REFLECT NO DEDUCTION FOR FEES, EXPENSES OR TAXES.

                                [GRAPHIC OMITTED]

                                                                   PROSPECTUS 33

COMMODITIES STRATEGY FUND
--------------------------------------------------------------------------------

THE PERFORMANCE INFORMATION SHOWN BELOW FOR THE H-CLASS SHARES IS BASED ON A CALENDAR YEAR. THE YEAR-TO-DATE RETURN FOR THE PERIOD FROM JANUARY 1, 2007 THROUGH JUNE 30, 2007 IS 6.17%.

  [THE FOLLOWING TABLE WAS REPRESENTED BY A BAR CHART IN THE PRINTED MATERIAL.]

                                   2006
                                  ------
                                  -18.11

Highest Quarter Return                                     Lowest Quarter Return
(quarter ended 6/30/2006) 6.89%                (quarter ended 9/30/2006) -17.28%

AVERAGE ANNUAL TOTAL RETURN
(FOR PERIODS ENDED DECEMBER 31, 2006)

                                                                                 Since
                                                                               Inception
H-CLASS SHARES                                                  Past 1 Year   (5/25/2005)
-----------------------------------------------------------------------------------------
Return Before Taxes                                               -18.11%       -5.48%
Return After Taxes on Distributions                               -18.11%       -5.48%
Return After Taxes on Distributions and Sale of Fund Shares       -11.77%       -4.65%
S&P GSCI(TM) Commodity Index 4                                    -15.08%       -1.44%

4 THE S&P GSCI(TM) COMMODITY INDEX, FORMERLY KNOWN AS THE GSCI(R) TOTAL RETURN INDEX, IS A COMPOSITE INDEX OF COMMODITY SECTOR RETURNS, REPRESENTING AN UNLEVERAGED, LONG-ONLY INVESTMENT IN COMMODITY FUTURES THAT IS BROADLY DIVERSIFIED ACROSS THE SPECTRUM OF COMMODITIES.

                                [GRAPHIC OMITTED]

34

HEDGED EQUITY FUND
--------------------------------------------------------------------------------

THE PERFORMANCE INFORMATION SHOWN BELOW FOR THE H-CLASS SHARES IS BASED ON A CALENDAR YEAR. THE YEAR-TO-DATE RETURN FOR THE PERIOD FROM JANUARY 1, 2007 THROUGH JUNE 30, 2007 IS 6.31%.

  [THE FOLLOWING TABLE WAS REPRESENTED BY A BAR CHART IN THE PRINTED MATERIAL.]

                                      2006
                                      ----
                                      8.31

Highest Quarter Return                                     Lowest Quarter Return
(quarter ended 3/31/2006) 4.87%                 (quarter ended 6/30/2006) -0.77%

AVERAGE ANNUAL TOTAL RETURN
(FOR PERIODS ENDED DECEMBER 31, 2006)

                                                                                Since
                                                                              Inception
H-CLASS SHARES                                                 Past 1 Year   (9/19/2005)
----------------------------------------------------------------------------------------
Return Before Taxes                                               8.31%         5.58%
Return After Taxes on Distributions                               6.99%         4.48%
Return After Taxes on Distributions and Sale of Fund Shares       5.55%         4.16%
Dow Jones Hedge Fund Equity Long/Short Index 5                    8.30%         8.49%

5 THE DOW JONES HEDGE FUND EQUITY LONG/SHORT INDEX IS AN UNMANAGED INDEX THAT REFLECTS THE PERFORMANCE OF A PORTFOLIO THAT SEEKS TO PRODUCE RISK AND RETURN CHARACTERISTICS SIMILAR TO THAT PRODUCED BY THE EQUITY LONG/SHORT STRATEGY COMMONLY EMPLOYED BY HEDGE FUNDS. RETURNS REFLECT NO DEDUCTION FOR FEES, EXPENSES OR TAXES.

                                [GRAPHIC OMITTED]

                                                                   PROSPECTUS 35

REAL ESTATE FUND
--------------------------------------------------------------------------------

THE PERFORMANCE INFORMATION SHOWN BELOW FOR THE H-CLASS SHARES IS BASED ON A CALENDAR YEAR. THE YEAR-TO-DATE RETURN FOR THE PERIOD FROM JANUARY 1, 2007 THROUGH JUNE 30, 2007 IS -5.52%.

  [THE FOLLOWING TABLE WAS REPRESENTED BY A BAR CHART IN THE PRINTED MATERIAL.]

                              2005    2006
                              ------------
                              6.51   29.62

Highest Quarter Return                                     Lowest Quarter Return
(quarter ended 3/31/2006) 13.65%                (quarter ended 3/31/2005) -8.12%

AVERAGE ANNUAL TOTAL RETURN
(FOR PERIODS ENDED DECEMBER 31, 2006)

                                                                                 Since
                                                                               Inception
H-CLASS SHARES                                                  Past 1 Year   (2/20/2004)
-----------------------------------------------------------------------------------------
Return Before Taxes                                                29.62%        19.93%
Return After Taxes on Distributions                                29.38%        19.75%
Return After Taxes on Distributions and Sale of Fund Shares        19.33%        17.24%
S&P 500(R) Index 2                                                 15.79%         9.78%

2 THE S&P 500(R) INDEX IS AN UNMANAGED CAPITALIZATION-WEIGHTED INDEX COMPOSED OF 500 COMMON STOCKS, WHICH ARE CHOSEN BY STANDARD & POOR'S, A DIVISION OF THE MCGRAW-HILL COMPANY ("S&P"), ON A STATISTICAL BASIS. RETURNS REFLECT NO DEDUCTION FOR FEES, EXPENSES OR TAXES.

                                [GRAPHIC OMITTED]

36

STRENGTHENING DOLLAR 2X STRATEGY FUND
--------------------------------------------------------------------------------

THE PERFORMANCE INFORMATION SHOWN BELOW FOR THE H-CLASS SHARES IS BASED ON A CALENDAR YEAR. THE YEAR-TO-DATE RETURN FOR THE PERIOD FROM JANUARY 1, 2007 THROUGH JUNE 30, 2007 IS -0.71%.

  [THE FOLLOWING TABLE WAS REPRESENTED BY A BAR CHART IN THE PRINTED MATERIAL.]

                                      2006
                                     ------
                                     -10.43

Highest Quarter Return                                     Lowest Quarter Return
(quarter ended 9/30/2006) 4.06%                 (quarter ended 6/30/2006) -8.48%

AVERAGE ANNUAL TOTAL RETURN
(FOR PERIODS ENDED DECEMBER 31, 2006)

                                                                              Since
                                                                            Inception
H-CLASS SHARES                                               Past 1 Year   (5/25/2005)
--------------------------------------------------------------------------------------
Return Before Taxes                                            -10.43%        1.11%
Return After Taxes on Distributions                            -10.43%        1.01%
Return After Taxes on Distributions and Sale of Fund Shares     -6.78%        0.89%
U.S. Dollar Index(R) 6                                          -8.25%       -1.96%

6 THE U.S. DOLLAR INDEX(R) PROVIDES A GENERAL INDICATION OF THE INTERNATIONAL VALUE OF THE U.S. DOLLAR. THE INDEX DOES THIS BY AVERAGING THE EXCHANGE RATES BETWEEN THE U.S. DOLLAR AND SIX MAJOR WORLD CURRENCIES (EURO, JAPANESE YEN, BRITISH POUND, CANADIAN DOLLAR, SWEDISH KRONA, AND SWISS FRANC). THE INDEX IS CALCULATED CONTINUOUSLY USING FOREIGN EXCHANGE QUOTES FROM HUNDREDS OF BANKS AROUND THE WORLD.

                                [GRAPHIC OMITTED]

                                                                   PROSPECTUS 37

WEAKENING DOLLAR 2X STRATEGY FUND
--------------------------------------------------------------------------------

THE PERFORMANCE INFORMATION SHOWN BELOW FOR THE H-CLASS SHARES IS BASED ON A CALENDAR YEAR. THE YEAR-TO-DATE RETURN FOR THE PERIOD FROM JANUARY 1, 2007 THROUGH JUNE 30, 2007 IS 3.92%.

  [THE FOLLOWING TABLE WAS REPRESENTED BY A BAR CHART IN THE PRINTED MATERIAL.]

                                       2006
                                      -----
                                      16.66

Highest Quarter Return                                     Lowest Quarter Return
(quarter ended 6/30/2006) 10.36%                (quarter ended 9/30/2006) -2.68%

AVERAGE ANNUAL TOTAL RETURN
(FOR PERIODS ENDED DECEMBER 31, 2006)

                                                                                 Since
                                                                               Inception
H-CLASS SHARES                                                  Past 1 Year   (5/25/2005)
-----------------------------------------------------------------------------------------
Return Before Taxes                                                16.66%        2.30%
Return After Taxes on Distributions                                16.66%        2.16%
Return After Taxes on Distributions and Sale of Fund Shares        10.83%        1.87%
U.S. Dollar Index(R) 6                                             -8.25%       -1.96%

6 THE U.S. DOLLAR INDEX(R) PROVIDES A GENERAL INDICATION OF THE INTERNATIONAL VALUE OF THE U.S. DOLLAR. THE INDEX DOES THIS BY AVERAGING THE EXCHANGE RATES BETWEEN THE U.S. DOLLAR AND SIX MAJOR WORLD CURRENCIES (EURO, JAPANESE YEN, BRITISH POUND, CANADIAN DOLLAR, SWEDISH KRONA, AND SWISS FRANC). THE INDEX IS CALCULATED CONTINUOUSLY USING FOREIGN EXCHANGE QUOTES FROM HUNDREDS OF BANKS AROUND THE WORLD.

                                [GRAPHIC OMITTED]

38

FUND FEES AND EXPENSES
--------------------------------------------------------------------------------


The tables below describe the fees and expenses that you may pay if you buy and hold H-Class Shares of the Funds described in this Prospectus.

                                                         MULTI-CAP    SECTOR        ABSOLUTE
                                                        CORE EQUITY  ROTATION  RETURN STRATEGIES
------------------------------------------------------------------------------------------------
SHAREHOLDER FEES
(FEES PAID DIRECTLY FROM YOUR INVESTMENT) 1

REDEMPTION FEE ON SHARES REDEEMED WITHIN 30 DAYS
OF PURCHASE (AS A PERCENTAGE OF AMOUNT REDEEMED,
IF APPLICABLE) 2                                           1.00%       1.00%         1.00%

ANNUAL FUND OPERATING EXPENSES
(EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)

MANAGEMENT FEES                                            0.62% 3     0.90%         1.15%

DISTRIBUTION OR SHAREHOLDER SERVICE (12b-1) FEES           0.25%       0.25%         0.25%

TOTAL OTHER EXPENSES                                       0.51%       0.50%         0.50% 4

   SHORT DIVIDEND EXPENSES                                 None        None          0.50% 5

   REMAINING OTHER EXPENSES                                None        None          None
                                                        ----------------------------------------

TOTAL ANNUAL FUND OPERATING EXPENSES                       1.38%       1.65%         1.90%
                                                        ========================================

LESS FEE WAIVERS                                           None        None          None
                                                        ----------------------------------------

TOTAL NET OPERATING EXPENSES                               1.38%       1.65%         1.90%
                                                        ========================================

1 THE FUNDS MAY IMPOSE A WIRE TRANSFER CHARGE OF $15 ON CERTAIN REDEMPTIONS UNDER $5,000 FOR ACCOUNTS HELD DIRECTLY THROUGH THE FUNDS' TRANSFER AGENT.

2     FOR MORE INFORMATION SEE "FREQUENT PURCHASES AND REDEMPTIONS OF FUND
      SHARES."

3 THE MANAGEMENT FEE PAID TO THE ADVISOR FOR PROVIDING SERVICES TO THE FUND CONSISTS OF A BASIC ANNUAL FEE RATE OF 0.70% OF THE FUND'S AVERAGE DAILY NET ASSETS AND A PERFORMANCE ADJUSTMENT, RESULTING IN A MINIMUM FEE OF 0.50% AND A MAXIMUM FEE OF 0.90%. BECAUSE THE PERFORMANCE ADJUSTMENT IS APPLIED RELATIVE TO THE PERFORMANCE OF THE RUSSELL 3000(R) INDEX, THE ADVISOR COULD RECEIVE A POSITIVE PERFORMANCE ADJUSTMENT EVEN DURING PERIODS WHERE THE FUND'S PERFORMANCE IS NEGATIVE. SEE "MANAGEMENT OF THE FUNDS" FOR ADDITIONAL INFORMATION.

4 THE ADVISOR HAS CONTRACTUALLY AGREED TO PAY ALL OPERATING EXPENSES OF THE FUND, EXCLUDING INTEREST EXPENSE AND TAXES (EXPECTED TO BE DE MINIMIS), BROKERAGE COMMISSIONS AND OTHER EXPENSES CONNECTED WITH THE EXECUTION OF PORTFOLIO TRANSACTIONS, SHORT DIVIDEND EXPENSES, AND EXTRAORDINARY EXPENSES.

5 SHORT DIVIDEND EXPENSE OCCURS BECAUSE THE FUND SHORT-SELLS AN EQUITY SECURITY TO GAIN THE INVERSE EXPOSURE NECESSARY TO MEET ITS INVESTMENT OBJECTIVE. THE FUND MUST PAY OUT THE DIVIDEND RATE OF THE EQUITY SECURITY TO THE PURCHASER AND RECORDS THIS AS AN EXPENSE. HOWEVER, ANY SUCH DIVIDEND ON A SECURITY SOLD SHORT GENERALLY REDUCES THE MARKET VALUE OF THE SHORTED SECURITY -- THUS INCREASING THE FUND'S UNREALIZED GAIN OR REDUCING THE FUND'S UNREALIZED LOSS ON ITS SHORT SALE TRANSACTION. SHORT DIVIDEND

                                [GRAPHIC OMITTED]

                                                                   PROSPECTUS 39

--------------------------------------------------------------------------------

                                                     COMMODITIES    HEDGED     REAL      STRENGTHENING          WEAKENING
                                                       STRATEGY     EQUITY    ESTATE   DOLLAR 2X STRATEGY   DOLLAR 2X STRATEGY
------------------------------------------------------------------------------------------------------------------------------
SHAREHOLDER FEES
(FEES PAID DIRECTLY FROM YOUR INVESTMENT) 1

REDEMPTION FEE ON SHARES REDEEMED WITHIN 30 DAYS
OF PURCHASE (AS A PERCENTAGE OF AMOUNT REDEEMED,
IF APPLICABLE) 2                                        1.00%       1.00%      None           None                 None

ANNUAL FUND OPERATING EXPENSES
(EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)

MANAGEMENT FEES                                         0.75%       1.15%      0.85%          0.90%                0.90%

DISTRIBUTION OR SHAREHOLDER SERVICE (12b-1) FEES        0.25%       0.25%      0.25%          0.25%                0.25%

TOTAL OTHER EXPENSES                                    0.49%       0.73% 4    0.52%          0.51%                0.50%

   SHORT DIVIDEND EXPENSES                              None        0.72% 5    None           None                 None

   REMAINING OTHER EXPENSES                             None        0.01%      None           None                 None
                                                     -------------------------------------------------------------------------

TOTAL ANNUAL FUND OPERATING EXPENSES                    1.49%       2.13%      1.62%          1.66%                1.65%
                                                     =========================================================================

LESS FEE WAIVERS                                        0.29% 6     None       None           None                 None
                                                     -------------------------------------------------------------------------

TOTAL NET OPERATING EXPENSES                            1.20%       2.13%      1.62%          1.66%                1.65%
                                                     =========================================================================

      EXPENSE IS NOT A FEE CHARGED TO THE SHAREHOLDER BY THE ADVISOR OR OTHER SERVICE PROVIDER. RATHER IT IS MORE SIMILAR TO THE TRANSACTION COSTS OR CAPITAL EXPENDITURES ASSOCIATED WITH THE DAY-TO-DAY MANAGEMENT OF ANY MUTUAL FUND. IF THESE COSTS HAD BEEN TREATED AS TRANSACTION COSTS OR CAPITAL ITEMS RATHER THAN AS EXPENSES, THE EXPENSE RATIO FOR THE ABSOLUTE RETURN STRATEGIES FUND AND HEDGED EQUITY FUND WOULD HAVE EQUALED 1.40% AND 1.41%, RESPECTIVELY.

6 EFFECTIVE MAY 1, 2007, RYDEX CONTRACTUALLY AGREED TO CONTINUE TO WAIVE ITS MANAGEMENT FEE TO THE EXTENT NECESSARY TO LIMIT THE ORDINARY OPERATING EXPENSES OF THE H-CLASS SHARES OF THE FUND (BUT EXCLUDING INTEREST EXPENSES, BROKERAGE COMMISSIONS AND EXTRAORDINARY EXPENSES) TO NOT MORE THAN 1.20% PER ANNUM OF THE AVERAGE MONTHLY NET ASSETS OF THE FUND (THE "CONTRACTUAL FEE WAIVER"). THE CONTRACTUAL FEE WAIVER MAY NOT BE MODIFIED OR ELIMINATED PRIOR TO AUGUST 1, 2008, EXCEPT WITH THE APPROVAL OF THE BOARD OF TRUSTEES. THERE IS NO GUARANTEE THAT THE CONTRACTUAL FEE WAIVER WILL CONTINUE BEYOND AUGUST 1, 2008.

                                [GRAPHIC OMITTED]

40

FUND FEES AND EXPENSES (CONTINUED)
--------------------------------------------------------------------------------

EXAMPLE

The Examples that follow are intended to help you compare the cost of investing in H-Class Shares of the Funds with the cost of investing in other mutual funds.

The Examples assume that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year and that the Funds' operating expenses remain the same. Although your actual costs may be higher or lower, the Examples reflect your cost based on these assumptions.


FUND                                       1 YEAR   3 YEARS   5 YEARS   10 YEARS
--------------------------------------------------------------------------------
MULTI-CAP CORE EQUITY                       $141     $437     $  755     $1,657
SECTOR ROTATION                             $168     $520     $  897     $1,955
ABSOLUTE RETURN STRATEGIES                  $193     $597     $1,026     $2,222
COMMODITIES STRATEGY                        $122     $443     $  786     $1,755
HEDGED EQUITY                               $216     $667     $1,144     $2,462
REAL ESTATE                                 $165     $511     $  881     $1,922
STRENGTHENING DOLLAR 2X STRATEGY            $169     $523     $  902     $1,965
WEAKENING DOLLAR 2X STRATEGY                $168     $520     $  897     $1,955

                                [GRAPHIC OMITTED]

                                                                   PROSPECTUS 41

MORE INFORMATION ABOUT THE FUNDS:
--------------------------------------------------------------------------------
BENCHMARKS AND INVESTMENTS


The Commodities Strategy Fund, Strengthening Dollar 2x Strategy Fund and Weakening Dollar 2x Strategy Fund seek to provide investment results that either match the performance of a specific benchmark on a daily basis or correlate to the performance of a specific benchmark over time.

The current benchmark used by each Fund is set forth below:

FUND                                           BENCHMARK
--------------------------------------------------------------------------------
COMMODITIES STRATEGY FUND                      S&P GSCI(TM) COMMODITY INDEX

STRENGTHENING DOLLAR 2x STRATEGY FUND          200% OF THE PERFORMANCE OF THE
                                               U.S. DOLLAR INDEX(R)

WEAKENING DOLLAR 2x STRATEGY FUND              200% OF THE INVERSE (OPPOSITE) OF
                                               THE PERFORMANCE OF THE U.S.
                                               DOLLAR INDEX(R)

A BRIEF GUIDE TO THE UNDERLYING INDICES

S&P GSCI(TM) COMMODITY INDEX (FORMERLY, THE GSCI(R) TOTAL RETURN INDEX). The S&P GSCI(TM) Commodity Index is a composite index of commodity sector returns, representing an unleveraged, long-only investment in commodity futures that is broadly diversified across the spectrum of commodities. The returns are calculated on a fully-collateralized basis with full reinvestment. The S&P GSCI(TM) Commodity Index is significantly different than the return from buying physical commodities.

U.S. DOLLAR INDEX(R). The U.S. Dollar Index(R) (USDX) provides a general indication of the international value of the U.S. Dollar. The USDX does this by calculating the weighted average of the change in six major foreign currency exchange rates (Euro, Japanese Yen, British Pound, Canadian Dollar, Swedish Krona, and Swiss Franc) against the U.S. Dollar. The USDX is calculated continuously using foreign exchange quotes from hundreds of banks around the world.

                                [GRAPHIC OMITTED]

42

--------------------------------------------------------------------------------
UNDERSTANDING COMPOUNDING & THE EFFECT OF LEVERAGE


It is important to understand the effects of compounding when investing in any mutual fund, especially funds that use leverage as part of their investment strategy. The impact of leverage on a fund will generally cause the fund's performance to not match the performance of the index underlying the fund's benchmark over a period of time greater than one day. The following simple examples provide an illustration:

EXAMPLE A: Assume you invest $100 in Fund A, a typical index fund that seeks to match the performance of its underlying index. If the index increases 10% on day one, the value of your shares in Fund A would be expected to increase $10 (10% of $100) to $110. The next day, if the index decreases 10%, the value of your shares in Fund A would be expected to decrease $11 (10% of $110) to $99.

EXAMPLE B: Assume you invested $100 in Fund B, a fund that seeks to return 200% of the performance of its underlying index. If the index increases 10% on day one, the value of your shares in Fund B would be expected to increase $20 (20% of $100) to $120. The next day, if the index decreases 10%, the value of your shares in Fund B would be expected to decrease $24 (20% of $120) to $96.

Because of the effect of compounding, in each case the value of your investment declined even though the index went up 10% on day one and down 10% on day two. However, the effect of compounding was more pronounced when combined with leverage (Example B).

The examples demonstrate that over time, the cumulative percentage increase or decrease in the net asset value of a fund may diverge significantly from the cumulative percentage increase or decrease in the multiple of the return of the index underlying a fund's benchmark due to the compounding effect of losses and gains on the returns of the fund. It is also expected that a fund's use of consistently applied leverage will cause the fund to underperform the compounded return of twice its benchmark in a trendless or flat market.
--------------------------------------------------------------------------------


ADVISOR'S INVESTMENT METHODOLOGY

The Advisor develops and implements structured investment strategies designed to achieve each Fund's objective. The Advisor uses quantitative methods to construct portfolios that correlate highly with their respective benchmarks. Statistical techniques are then used to determine the optimal mix of assets for each Fund. The Advisor places particular emphasis on controlling risk relative to each Fund's benchmark or market sector in order to maintain consistency and predictability.

                                [GRAPHIC OMITTED]

                                                                   PROSPECTUS 43

With the exception of the Multi-Cap Core Equity Fund and Sector Rotation Fund, the Advisor does not engage in temporary defensive investing, keeping each Fund fully invested in all market environments.

MULTI-CAP CORE EQUITY FUND. The Advisor manages the Fund using quantitative investment strategies. This quantitative investment approach relies on financial models and computer databases to assist in the allocation of assets and selection of securities. The Fund's investments are allocated into "capitalization specific" segments of the U.S. equity market. These segments are designed to cover the large-cap, mid-cap and small-cap segments of the market. The Advisor generally considers the largest 200 companies to represent the large-cap segment, the next largest 800 companies to represent the mid-cap segment and the smallest 2,000 companies to represent the small-cap segment. The Advisor generally allocates the Fund's investments equally among the size segments and rebalances periodically using a quantitative methodology designed to maintain its target allocations.

In selecting Fund investments, the Advisor considers a universe of approximately 3,000 securities eligible for purchase, representing approximately 98% of the total capitalization of the U.S. equity market. The Advisor uses a quantitative investment approach to select securities using a set of factors ("the Model") that it believes are indicative of future returns. These include value and growth factors such as relative price-to-book ratios and free-cash flow growth measures, respectively. The factors are intended to complement each other and to generate more consistent positive returns. The Advisor believes that each factor offers a unique perspective that when combined with the other factors considered offers insight into security selection that is greater than any one singular view. Securities are evaluated within each of the three size segments and compared to their appropriate peers in order to mitigate bias in the investment process. When constructing the portfolio, the Advisor considers the security's relative attractiveness according to the Model, its relative contribution to the portfolio's risk, and its ability to reduce or hedge unwanted risks.

SECTOR ROTATION FUND. Each month, the Advisor ranks all industries according to several measures of price momentum. The top-ranked industries are selected for the Advisor's buy list. In order to ensure liquidity in the underlying securities for purchase, approximately 2,000 securities are eligible for purchase from the industry buy list. The Advisor uses this methodology to rotate the Fund's investments among a variety of sectors in order to take advantage of volatility in top performing sectors. The Fund may, at times, also short-sell securities in industries or sectors that exhibit particularly low momentum measurement scores. The Advisor may invest in cash or cash-type securities (high-quality, short-term debt securities issued by corporations, financial institutions, the U.S.

                                [GRAPHIC OMITTED]

44

Government or foreign governments) as a temporary defensive position to avoid losses during adverse market conditions. Taking a temporary defensive position could reduce the benefit to the Fund if the market goes up. In this case, the Fund may not achieve its investment goal.

ABSOLUTE RETURN STRATEGIES FUND AND HEDGED EQUITY FUND. As the result of market observations and internal and external research, the Advisor believes that aggregate hedge fund performance is largely driven by exposure to well recognized structural investment strategies or "Beta." Beta is exposure to any systematic risk for which the investor expects to be rewarded over time. Beta is commonly referred to as market risk. In this context, the Advisor considers exposure to both directional positions (E.G., equity and/or fixed income securities) and non-directional positions (E.G., value and/or corporate default) as Beta. Although hedge fund exposure to these positions varies over time, their exposure to them in the aggregate, and the investment returns provided by the exposure, have historically been stable. The conclusion of the Advisor's research is that aggregate hedge fund returns are replicable through exposure to these structural investment positions and, therefore, can be delivered in a mutual fund.

The Funds employ a proprietary quantitative model that uses a style analysis of the returns of the appropriate segment of the hedge fund universe. This style analysis compares the returns of the appropriate hedge fund universe with the returns of various directional and non-directional positions. Based on the results of this analysis, historical research and market insights, the Advisor constructs a portfolio mix of directional and non-directional positions that best replicates the return, risk and correlation characteristics of the appropriate segment of the hedge fund universe. The Advisor anticipates adding and subtracting directional and non-directional positions over time based on continuing research of hedge fund returns.

DIRECTIONAL AND NON-DIRECTIONAL POSITIONS

A directional position is designed to have a high correlation with market returns. The Advisor selects securities to achieve particular directional positions using a quantitative model to identify those securities with high measures of liquidity and correlation to the appropriate market. For example, the Advisor may use S&P 500 futures to achieve a directional exposure to the equities market. Directional positions have market risk and are exposed to market movements. The Funds will predominately have a long exposure to directional positions. There may be times that the Funds will have a short exposure to directional positions. The Funds use some, or all, of the following directional positions:

                                [GRAPHIC OMITTED]

                                                                   PROSPECTUS 45

      o An EQUITIES position involves investing in a portfolio that buys a basket of stocks or derivatives thereof, such as index futures.

      o A FIXED INCOME position involves investing in a portfolio that buys a basket of U.S. Government securities or bond futures.

      o A DIRECTIONAL COMMODITY trade involves investing in precious metals, livestock, grains, and other basic goods or materials.

      o A DIRECTIONAL CURRENCY trade consists of purchasing or selling a basket of foreign currencies against the US Dollar.

      o A COVERED CALL OPTIONS position involves investing in written call options on underlying securities which a Fund already owns.

      o A LONG OPTIONS position involves investing in long call or put options. A long call option provides upside profit potential while limiting downside exposure. A long put option provides downside profit potential while limiting upside exposure.

      o A VOLATILITY ARBITRAGE SPREAD trade involves trading volatility/variance futures or swaps which provide a return based on the difference between the implied volatility in the marketplace at the time of sale and the subsequently realized market volatility. The swap is structured to include protection against extreme movements in market volatility.

A non-directional position is designed to have a low correlation with market returns. Non-directional positions attempt to profit by exploiting structural mispricings in the financial markets. Non-directional investment strategies are market neutral in nature and, if executed successfully, have limited market exposure. The Funds will predominately have a long exposure to non-directional positions. There may be times that the Funds will have a short exposure to non-directional positions. The Funds use some, or all, of the following non-directional positions:

      o A MARKET NEUTRAL VALUE position involves investing in a basket of stocks that exhibit traditional value characteristics and simultaneously selling short a basket of stocks that exhibit non-value characteristics. Traditional value characteristics include, but are not limited to, high book-to-price ratios, high earnings-to-price ratios and high cash flow-to-price ratios. The portfolio is formed such that the dollar amount of long and short positions are approximately equal and has limited market exposure.

      o A MARKET NEUTRAL GROWTH position involves investing in a basket of stocks that exhibit traditional growth characteristics and simultaneously selling short a basket of stocks that exhibit non-growth characteristics. Traditional growth characteristics include, but are not limited to, high earnings growth and high cash flow growth. The portfolio is formed such

                                [GRAPHIC OMITTED]

46

            that long and short positions are approximately equal and has limited market exposure.

      o A MARKET NEUTRAL MOMENTUM position involves investing in a basket of stocks that exhibit strong price momentum and simultaneously selling short a basket of stocks that exhibit weak price momentum. The portfolio is formed such that the dollar amount of long and short positions are approximately equal and has limited market exposure.

      o A MARKET NEUTRAL CAPITALIZATION position involves investing in a basket of small-capitalization stocks and simultaneously selling short a basket of large-capitalization stocks. The portfolio is formed such that the dollar amount of long and short positions are approximately equal and has limited market exposure.

      o A MARKET NEUTRAL ILLIQUIDITY PREMIUM trade involves purchasing a basket of illiquid securities which may include, but is not limited to, closed-end funds and shorting a basket of more liquid stocks against them. The portfolio is structured to minimize market exposure.

      o A MERGER ARBITRAGE SPREADS position involves investing in a basket of stocks that are being acquired and simultaneously selling short a basket of stocks that are making the acquisitions. The portfolio is formed such that the dollar amount of long and short positions are approximately equal and has limited market exposure.

      o A DURATION NEUTRAL TERM SPREADS position involves investing in long 10-year U.S. Government securities and simultaneously selling short 2-year U.S. Government securities. The portfolio is duration-adjusted such that the duration of both long and positions are approximately equal and has limited market exposure.

      o A DURATION NEUTRAL DEFAULT SPREADS position involves investing in a basket of corporate bonds and simultaneously selling short U.S. Government securities of similar duration. The portfolio is formed such that the duration of both long and short positions are approximately equal and has limited market exposure.

      o A CONVERTIBLE ARBITRAGE SPREAD involves purchasing a basket of convertible bonds and simultaneously selling short associated equities against them. The portfolio is structured in such a way as to minimize equity and credit market exposure.

      o A CURRENCY SPREAD trade involves purchasing a basket of high yielding currencies and selling short a basket of low yielding currencies against it. The portfolio is structured to be dollar neutral.

                                [GRAPHIC OMITTED]

                                                                   PROSPECTUS 47


COMMODITIES STRATEGY FUND, STRENGTHENING DOLLAR 2X STRATEGY FUND AND WEAKENING DOLLAR 2X STRATEGY FUND. The Advisor's primary objective for the Funds is to correlate with the performance of the index underlying each Fund's benchmark. The Strengthening Dollar 2x Strategy Fund and Weakening Dollar 2x Strategy Fund are invested to achieve returns that exceed the returns of the indices underlying their benchmarks. These leveraged returns are achieved not by borrowing, but by the use of futures and other instruments that simulate leveraged returns without requiring a commitment of cash in excess of the Fund's assets. For the Weakening Dollar 2x Strategy Fund, the Advisor uses short selling techniques to produce returns that move inversely to the performance of its underlying index.


REAL ESTATE FUND. In managing the Real Estate Fund, the Advisor's objective is to develop a liquid portfolio of stocks that effectively represents the real estate segment of the market. Because an appropriate published index is not available for the Fund, the Advisor has developed its own methodology to construct an objective performance benchmark. The Advisor first identifies the investment universe for the real estate sector, which is defined as companies that derive at least 50% of their assets, gross income or net profits from business activity in the real estate sector. The Advisor then employs a quantitative model to screen companies based on criteria of capitalization, liquidity and correlation. The resulting portfolio is weighted by market capitalization with some modifications to ensure diversification. The Advisor closely monitors the efficacy of this methodology, and makes periodic changes in the composition of the Fund to ensure that it remains a valid representative of the real estate sector.

OTHER INVESTMENT PRACTICES AND STRATEGIES

Please see the Statement of Additional Information (the "SAI") for a more complete list of portfolio investment strategies, permitted investments and related risks.

PORTFOLIO HOLDINGS

A description of the Funds' policies and procedures with respect to the disclosure of Fund portfolio securities is available in the SAI.

                                [GRAPHIC OMITTED]

48

INVESTING WITH RYDEX:
--------------------------------------------------------------------------------
SHAREHOLDER INFORMATION

H-Class Shares are offered directly through Rydex Fund Services Inc. and also through authorized securities brokers and other financial intermediaries.

OPENING YOUR ACCOUNT


You will need to open a Rydex shareholder account to make share transactions - buy, sell or exchange shares of the Funds. You can request an account application by calling Rydex Client Services at 800.820.0888 or 301.296.5406 or simply download an application from the Rydex web site - www.rydexinvestments.com. Certain account types may be opened online via the website. For more information on opening an account, call Rydex Client Services at 800.820.0888 or 301.296.5406 or visit www.rydexinvestments.com.


The type of application you will need depends on the type of account you want to open. For example, if you are opening a retirement account, such as an IRA, you will need to complete a different application than you would if you were opening a taxable account. When you call Rydex to request an account application, be sure to let the Client Services representative know what type of account you want to open to ensure that you receive the correct application.

If you open your account through a broker or other financial intermediary, your financial intermediary will ordinarily assist you in completing the necessary application to open your account with Rydex.


--------------------------------------------------------------------------------
MINIMUM AMOUNTS FOR ESTABLISHING ACCOUNTS

The minimum initial investment amounts for accounts held through a third party (E.G., a brokerage account) are:

      o     $1,000 for retirement accounts

      o     $2,500 for all other accounts

Accounts held DIRECTLY at Rydex are subject to a minimum account balance of $25,000 FOR NON-MANAGED ACCOUNTS (INCLUDING RETIREMENT ACCOUNTS) and $15,000 FOR ACCOUNTS MANAGED BY FINANCIAL INTERMEDIARIES. Accounts opened through a financial intermediary (non-direct) will be subject to your financial intermediary's minimum initial investment amount and minimum account balance requirements, which may be different than the amounts above.

To open an IRA account with Rydex directly, you must transfer an existing IRA (or multiple IRAs) in order to meet the minimum investment amount requirements.

There are no minimum amounts for subsequent investments in the Funds except for subsequent investments made via Automated Clearing House ("ACH"). For more information about subsequent investments via ACH please see "Purchase Procedures" below. Rydex reserves the right to modify its minimum account requirements at any time, with or without prior notice to you.
--------------------------------------------------------------------------------

                                [GRAPHIC OMITTED]

                                                                   PROSPECTUS 49

TIPS TO SUCCESSFULLY COMPLETE YOUR ACCOUNT APPLICATION

o You must provide each account holder's social security number or tax ID number and date of birth on the application to avoid a delay in processing.

o Attach a copy of the trust document when establishing a trust account.

o When establishing an account for your corporation, partnership or self directed retirement plan, please indicate the correct account type to ensure proper tax reporting, and provide a copy of one of the following documents: registered articles of incorporation, government-issued business license, partnership papers, plan documents or other official documentation that verifies the entity and lists the authorized individuals. Failure to provide this documentation may result in a delay in processing your application.

o You must provide a street address (Rydex does not accept P.O. Box only addresses). If any joint owner has a different address than the account registration, please indicate what it is on the application.

o BE SURE TO SIGN THE APPLICATION.

o If you open an account directly with Rydex you will receive a confirmation statement by mail confirming your initial purchase. Review this confirmation carefully to ensure that all of the information is correct. Notify us promptly of any errors.

TRANSACTION INFORMATION
--------------------------------------------------------------------------------


This section provides important information about the procedures that you must follow when you buy, sell or exchange shares of the Funds. You may submit transaction orders to buy, sell or exchange Fund shares on any day that the NYSE is open for business (a "Business Day"). On any day that the Federal Reserve Bank of New York or the NYSE closes early, the principal government securities and corporate bond markets close early (such as on days in advance of holidays generally observed by participants in these markets), or as permitted by the U.S. Securities and Exchange Commission (the "SEC"), the Funds reserve the right to advance the time that net asset value ("NAV") is calculated and, correspondingly, the time by which purchase and redemption orders must be received.


TRANSACTION CUT-OFF TIMES

All shareholder transaction orders are processed at the NAV next determined after your transaction order is received with all of the necessary information, sometimes referred to as "good order," by the Funds' transfer agent, distributor, or authorized dealer. The following transaction cut-off times have been

                                [GRAPHIC OMITTED]

50

established in order to allow the transfer agent appropriate time to report the current day's trading activity to the Funds' Advisor. Any application that is sent to the transfer agent does not constitute a purchase order until the transfer agent processes the application and receives correct payment by check, wire transfer or ACH.

--------------------------------------------------------------------------------
METHOD          FUND                                         CUT-OFF TIME
--------------------------------------------------------------------------------
By Mail         All Funds                                    Market Close
--------------------------------------------------------------------------------
By Phone        Multi-Cap Core Equity Fund, Sector
                Rotation Fund, Absolute Return
                Strategies Fund, Commodities Strategy        Market Close
                Fund, and Hedged Equity Fund
                ----------------------------------------------------------------
                Strengthening Dollar 2x Strategy
                Fund and Weakening Dollar 2x            3:45 P.M., Eastern Time
                Strategy Fund
                ----------------------------------------------------------------
                Real Estate Fund                        3:30 P.M., Eastern Time
--------------------------------------------------------------------------------
                Multi-Cap Core Equity Fund, Sector
By Internet     Rotation Fund, Absolute Return
                Strategies Fund, Commodities Strategy        Market Close
                Fund, and Hedged Equity Fund
                ----------------------------------------------------------------
                Strengthening Dollar 2x Strategy Fund
                and Weakening Dollar 2x Strategy        3:50 P.M., Eastern Time
                Fund
                ----------------------------------------------------------------
                Real Estate                             3:45 P.M., Eastern Time
--------------------------------------------------------------------------------
By Financial
Intermediary    All Funds                                    Market Close*
--------------------------------------------------------------------------------

* EACH FINANCIAL INTERMEDIARY MAY HAVE ITS OWN RULES ABOUT SHARE TRANSACTIONS, AND MAY HAVE DIFFERENT CUT-OFF TIMES FOR PROCESSING YOUR TRANSACTION ORDER.

EARLY TRANSACTION CUT-OFF TIMES

On any day that a Fund calculates NAV earlier than normal, as described below, Rydex reserves the right to advance the time on that day by which shareholder transaction orders must be received by the transfer agent.

                                [GRAPHIC OMITTED]

                                                                   PROSPECTUS 51

--------------------------------------------------------------------------------
CALCULATING NAV

The price at which you buy, sell and exchange shares is the net asset value per share, which is also known as NAV, plus any applicable redemption fees.

Each Fund calculates its NAV by:

o     Taking the current market value of its total assets

o     Subtracting any liabilities

o     Dividing that amount by the total number of shares owned by shareholders

The Funds calculate NAV once each Business Day as of the regularly scheduled close of normal trading on the NYSE (normally, 4:00 p.m., Eastern Time). If the primary exchange or market where the Funds' securities or other investments trade closes early--such as on days in advance of holidays generally observed by participants in these markets--the Funds may calculate NAV as of the earlier closing time in accordance with the policies set forth in the Funds' SAI. For more information on these early closings, please call 800.820.0888 or visit the Rydex web site--www.rydexinvestments.com.

In calculating NAV, the Funds generally value their investment portfolios based on the market price of the securities as of the time the Funds determine NAV. If market prices are unavailable or the Funds think that they are unreliable, the Funds price those securities at fair value as determined in good faith using methods approved by the Board of Trustees. For example, market prices may be unavailable if trading in a particular portfolio security was halted during the day and did not resume prior to the Funds' NAV calculation. The Funds may view market prices as unreliable when the value of a security has been materially affected by events occurring after the market closes, but prior to the time as of which the Funds calculate NAV.

The use of fair valuation in pricing a security involves the consideration of a number of subjective factors and therefore, is susceptible to the unavoidable risk that the valuation may be higher or lower than the price at which the security might actually trade if a reliable market price were readily available.

More information about the valuation of the Funds' holdings can be found in the SAI.

--------------------------------------------------------------------------------

                                [GRAPHIC OMITTED]

52

TRANSACTIONS THROUGH YOUR FINANCIAL INTERMEDIARY

If you opened your account through a financial intermediary, you will ordinarily submit your transaction orders through that financial intermediary. Your financial intermediary is responsible for ensuring that your transaction order is in good order, and promptly transmitting your order to the Funds. Transaction orders received in good order by your financial intermediary will be processed at the Funds' next determined NAV. Financial intermediaries may charge fees for the services they provide to you in connection with processing your transaction order or maintaining your account with them. Each financial intermediary may also have its own rules about minimum initial investment amounts, minimum account balances, share transactions, limits on the number of share transactions you are permitted to make in a given time period, and may have different cut-off times for processing your transaction order. For more information about your financial intermediary's rules and procedures, you should contact your financial intermediary directly.

BUYING FUND SHARES
--------------------------------------------------------------------------------


The Funds offer their shares continuously and investors may submit purchase orders to buy shares on any Business Day. However, Rydex reserves the right to reject or refuse, in whole or in part, any purchase order for Fund shares. Purchase orders, like any other share transaction, are subject to the Funds' transaction cut-off times and will be processed at the NAV next determined after your purchase order is received in good order. Certain Funds charge a 1.00% redemption fee on redemptions of shares made within thirty (30) days of the date of purchase. See "Frequent Trading Purchases and Redemptions of Fund Shares" below for more information.


PURCHASE PROCEDURES


The Funds offer you the option to submit purchase orders through your financial intermediary or send purchase orders by mail, fax or internet and send purchase proceeds by check, wire transfer or ACH. The Funds do not accept cash or cash equivalents (such as travelers' checks, money orders or bearer bonds), government checks, third-party checks, starter checks or checks drawn on a line of credit (including credit card convenience checks). Cashiers checks, bank checks, official checks and treasurers' checks less than or equal to $10,000 are also not accepted. Rydex reserves the right to refuse other payment instruments if, in the sole discretion of Fund management, it is deemed to be in the best interests of the Funds. You may buy shares and send your purchase proceeds by any of the following methods:

                                [GRAPHIC OMITTED]

                                                                   PROSPECTUS 53

--------------------------------------------------------------------------------
                         INITIAL PURCHASE               SUBSEQUENT PURCHASES
                  --------------------------------------------------------------
                  Complete the account             Complete the Rydex investment
                  application that corresponds     slip included with your
                  to the type of account you are   quarterly statement or send
                  opening.                         written purchase instructions
                                                   that include:
                  o   MAKE SURE TO DESIGNATE THE
                      RYDEX FUND(S) YOU WANT TO    o   YOUR NAME
                      PURCHASE.
                                                   o   YOUR SHAREHOLDER ACCOUNT
BY MAIL           o   MAKE SURE YOUR INVESTMENT        NUMBER
                      MEETS THE ACCOUNT MINIMUM.
IRA AND OTHER                                      o   THE RYDEX FUND(S) YOU
RETIREMENT                                             WANT TO PURCHASE.
ACCOUNTS REQUIRE  --------------------------------------------------------------
ADDITIONAL                     Make your check payable to RYDEX INVESTMENTS.
PAPERWORK.        --------------------------------------------------------------
                          Your check must be drawn on a U.S. bank and payable
                                         in U.S. Dollars.
                  --------------------------------------------------------------
                     Include the name of the Rydex Fund(s) you want to purchase
CALL RYDEX                                on your check.
CLIENT SERVICES         IF YOU DO NOT SPECIFY WHICH RYDEX FUND(S) YOU WANT
TO REQUEST               TO PURCHASE, YOUR INVESTMENT WILL BE CREDITED TO
A RETIREMENT            THE RYDEX U.S. GOVERNMENT MONEY MARKET FUND, WHICH
ACCOUNT INVESTOR                 IS OFFERED IN A SEPARATE PROSPECTUS.
APPLICATION KIT.  --------------------------------------------------------------
                      Mail your application and      Mail your written purchase
                              check to:              instructions and check to:
                  --------------------------------------------------------------
                  MAILING ADDRESS:
                  Rydex Investments
                  Attn: Ops. Dept.
                  9601 Blackwell Road, Suite 500
                  Rockville, MD 20850
--------------------------------------------------------------------------------

                                [GRAPHIC OMITTED]

54

--------------------------------------------------------------------------------
                          INITIAL PURCHASE              SUBSEQUENT PURCHASES
                   -------------------------------------------------------------
                   Submit new account paperwork,   Be sure to designate in your
                   and then call Rydex to obtain   wire instructions the Rydex
                   your account number.            Fund(s) you want to purchase.

                   o  MAKE SURE TO DESIGNATE THE
                      RYDEX FUND(S) YOU WANT TO
                      PURCHASE.

                   o  MAKE SURE YOUR INVESTMENT
                      MEETS THE ACCOUNT MINIMUM.
BY WIRE            -------------------------------------------------------------

RYDEX CLIENT       To obtain "same-day credit" (to get that Business Day's NAV)
SERVICES PHONE     for your purchase order, YOU MUST CALL RYDEX CLIENT SERVICES
NUMBER:            AND PROVIDE THE FOLLOWING INFORMATION PRIOR TO THE
800.820.0888       TRANSACTION CUT-OFF TIME FOR THE RYDEX FUND(S) YOU ARE
                   PURCHASING:
OR
                   o  Account Number
301.296.5406
                   o  Fund Name

                   o  Amount of Wire

                   o  Fed Wire Reference Number (upon request)

                   You will receive a confirmation number to verify that your purchase order has been accepted.

                     IF YOU DO NOT NOTIFY RYDEX CLIENT SERVICES OF THE INCOMING WIRE, YOUR PURCHASE ORDER WILL NOT BE PROCESSED UNTIL THE
                            BUSINESS DAY FOLLOWING THE RECEIPT OF THE WIRE.
                   -------------------------------------------------------------
                   WIRE INSTRUCTIONS:
                   U.S. Bank
                   Cincinnati, OH
                   Routing Number: 0420-00013
                   For Account of: Rydex Investments
                   Account Number: 48038-9030
                   [Your Name]
                   [Your shareholder account number]

                   IF YOU DO NOT SPECIFY THE RYDEX FUND(S) YOU WANT TO PURCHASE, YOUR INVESTMENT WILL BE CREDITED TO THE RYDEX U.S. GOVERNMENT MONEY MARKET FUND, WHICH IS OFFERED IN A SEPARATE PROSPECTUS.
--------------------------------------------------------------------------------

                                [GRAPHIC OMITTED]

                                                                   PROSPECTUS 55

--------------------------------------------------------------------------------
                          INITIAL PURCHASE              SUBSEQUENT PURCHASES
                   -------------------------------------------------------------
                   Submit new account paperwork,   SUBSEQUENT PURCHASES MADE
                   and then call Rydex to obtain   VIA ACH MUST BE A MINIMUM
                   your account number.            OF $50. To make a subsequent
                   Be sure to complete the         purchase send written
                   "Electronic Investing via       purchase instructions that
                   ("ACH")" section. Then, fax     include:
BY ACH             it to Rydex (ONLY Individual,
(FAX)              Joint and UGMA/UTMA             o  YOUR NAME
                   accounts may be opened by
RYDEX FAX          fax).                           o  YOUR SHAREHOLDER ACCOUNT
NUMBER:                                               NUMBER
301.296.5103       o  MAKE SURE TO INCLUDE A
                      LETTER OF INSTRUCTION        o  THE RYDEX FUND(S) YOU WANT
                      REQUESTING THAT WE PROCESS      TO PURCHASE
                      YOUR PURCHASE BY ACH.
                                                   o  ACH BANK INFORMATION (IF
                   o  MAKE SURE TO DESIGNATE THE      NOT ON RECORD).
                      RYDEX FUND(S) YOU WANT TO
                      PURCHASE.

                   o  MAKE SURE YOUR INVESTMENT
                      MEETS THE ACCOUNT MINIMUM.
--------------------------------------------------------------------------------

BY ACH                     Follow the directions on the Rydex web site -
(INTERNET)                            www.rydexinvestments.com

--------------------------------------------------------------------------------


CANCELLED PURCHASE ORDERS

Rydex will ordinarily cancel your purchase order under the following circumstances:

      o     if your bank does not honor your check for any reason

      o     if the transfer agent (Rydex) does not receive your wire transfer

      o     if the transfer agent (Rydex) does not receive your ACH transfer

      o     if your bank does not honor your ACH transfer

IF YOUR PURCHASE ORDER IS CANCELLED FOR ANY OF THESE REASONS, YOU WILL NOT BE ENTITLED TO BENEFIT FROM ANY INCREASE IN NAV THAT THE FUND(S) MAY HAVE EXPERIENCED FROM THE TIME OF YOUR ORDER TO THE TIME OF ITS CANCELLATION. IN ADDITION, IF THE FUND(S) NAV DECREASES IN VALUE FROM THE TIME OF YOUR ORDER TO THE TIME OF ITS CANCELLATION, THE FUND(S) WILL HOLD YOU LIABLE FOR ANY LOSSES THAT IT INCURS AS A RESULT OF YOUR CANCELLED ORDER.

                                [GRAPHIC OMITTED]

56

SELLING FUND SHARES
--------------------------------------------------------------------------------


The Funds redeem their shares continuously and investors may sell their shares back to the Funds on any Business Day. You may redeem all or any portion of your Fund shares at the Funds' next determined NAV calculated after your redemption order is received in good order by the transfer agent. Redemption orders, like any other share transaction, are subject to the Funds' transaction cut-off times and will be processed at the NAV next determined after your redemption order is received in good order by the transfer agent. Certain Funds charge a 1.00% redemption fee on redemptions of shares made within thirty (30) days of the date of purchase. See "Frequent Purchases and Redemptions of Fund Shares" below for more information.


The Funds may suspend your right to redeem your shares during times when trading on the NYSE is suspended or restricted, or otherwise as permitted by the SEC. The Funds reserve the right to pay part of your redemption proceeds in liquid securities with a market value equal to the redemption price.

REDEMPTION PROCEDURES

You will ordinarily submit your transaction order through your financial intermediary or other securities dealers through which you opened your shareholder account or through Rydex directly. The Funds also offer you the option to send redemption orders to Rydex by:

--------------------------------------------------------------------------------
                 Rydex Investments
   MAIL          Attn: Ops. Dept.
                 9601 Blackwell Road, Suite 500
                 Rockville, MD 20850
--------------------------------------------------------------------------------
                 301.296.5103

   FAX If you send your redemption order by fax, you must call Rydex Client Services at 800.820.0888 or 301.296.5406 to verify that your fax was received and when it will be processed.

--------------------------------------------------------------------------------
 TELEPHONE       800.820.0888 or 301.296.5406 (not available for retirement accounts)
--------------------------------------------------------------------------------

Whether you transmit your redemption order by mail, fax or telephone, you must include the following information in your redemption order:

      o     your name

      o     your shareholder account number

      o     Fund name(s)

      o     dollar amount or number of shares you would like to sell

      o whether you want your sale proceeds sent to you by check, wire or ACH (a new alternate payee or new wire instructions may require a signature guarantee)

                                [GRAPHIC OMITTED]

                                                                   PROSPECTUS 57

      o signature of account owner(s) (not required for telephone redemptions)

You may only place a redemption order if you are the registered owner of the account or the registered owner has given Rydex written authorization to allow you to make redemptions from the account. You will receive a confirmation number for your redemption. Please retain it for your records.

DISTRIBUTIONS FROM QUALIFIED RETIREMENT ACCOUNTS

Distributions from your tax-qualified plan or individual retirement account
(IRA) may have adverse tax consequences to you. You should consult your tax adviser before redeeming shares and making distributions from your tax-qualified plan or IRA account. All requests for distributions of redemption proceeds from tax-qualified plan and IRA accounts must be in writing. All distributions from tax-qualified plans and IRAs are subject to tax withholding rules.

RECEIVING YOUR REDEMPTION PROCEEDS

Your redemption proceeds normally will be sent within seven days of the transfer agent receiving your request. For redemption orders that settle on federal bank holidays, your redemption proceeds will be sent on the next Business Day following the holiday. FOR INVESTMENTS MADE BY CHECK OR ACH (NOT WIRE PURCHASES), PAYMENT OF REDEMPTION PROCEEDS MAY BE DELAYED UNTIL THE TRANSFER AGENT IS REASONABLY SATISFIED THAT YOUR PURCHASE HAS CLEARED. IT MAY TAKE UP TO 15 DAYS FOR YOUR PURCHASE TO CLEAR.

All redemptions will be mailed to your address of record, sent electronically via ACH or wired to your bank account of record. You may request overnight mail service for an additional fee. If you request payment of redemption proceeds to a third party or to a location other than your address of record or bank account of record, your redemption request must be IN WRITING AND MUST INCLUDE A SIGNATURE GUARANTEE AND MAY NOT BE FAXED.

--------------------------------------------------------------------------------
SIGNATURE GUARANTEES

Signature guarantees help protect you and your account against fraud. You can obtain a signature guarantee at most banks and financial intermediaries. A notary public cannot provide a signature guarantee. You may not use fax to transmit a signature guarantee to the Funds.
--------------------------------------------------------------------------------

LOW BALANCE ACCOUNTS

To offset the administrative expense of servicing small accounts, the Funds may impose, without additional notice, an administrative fee of $15 per year during periods where your account balance falls below the account minimum requirements for any reason. The Funds may redeem your shares if the value of your

                                [GRAPHIC OMITTED]

58

account falls below the required minimum investment amount. However, the Funds will provide you with at least 30 days' written notice to allow you sufficient time to add to your account and avoid the redemption of your shares.

EXCHANGING FUND SHARES
--------------------------------------------------------------------------------


Unlike most mutual funds, the Real Estate Fund, Strengthening Dollar 2x Strategy Fund and Weakening Dollar 2x Strategy Fund offer unlimited exchange privileges with no minimum holding periods or transaction fees. An exchange is when you sell shares of one Rydex Fund and use the proceeds from that sale to purchase shares of another Rydex Fund. Investors may make exchanges on any Business Day of H-Class Shares of any Rydex Fund for H-Class Shares (or Investor Class Shares or Advisor Class Shares, if applicable) of any other Rydex Fund on the basis of the respective NAVs of the shares involved. Exchange requests, like any other share transaction, will be processed at the NAV next determined after your exchange order is received in good order. Exchanges involving other Rydex Funds not included in this Prospectus may be subject to different transaction cut-off times. All exchange requests must be received by the Rydex Funds' transfer agent prior to the cut-off time of the Rydex Fund you are exchanging out of or the Rydex Fund you are exchanging into, whichever is earlier, to be processed at that Business Day's NAV. See "Exchanges with Other Rydex Funds" below for additional information. The exchange privilege may be modified or discontinued at any time.


EXCHANGE PROCEDURES

You will ordinarily submit your transaction order through your financial intermediary or other securities dealers through which you opened your shareholder account or through Rydex directly. The Funds also offer you the option to send exchange requests to Rydex by:

--------------------------------------------------------------------------------
                 Rydex Investments
   MAIL          Attn: Ops. Dept.
                 9601 Blackwell Road, Suite 500
                 Rockville, MD 20850
--------------------------------------------------------------------------------
                 301.296.5101

   FAX           If you send your exchange request by fax, you must call Rydex
                 Client Services at 800.820.0888 to verify that your fax was received and when it will be processed.
--------------------------------------------------------------------------------
 TELEPHONE       800.820.0888 OR 301.296.5406
--------------------------------------------------------------------------------
                 Follow the directions on the Rydex web site -
 INTERNET        www.rydexinvestments.com
--------------------------------------------------------------------------------

                                [GRAPHIC OMITTED]

                                                                   PROSPECTUS 59

Whether you transmit your exchange request by mail, fax, telephone or internet, you must include the following information in your exchange request:

      o     your name

      o     your shareholder account number

      o Fund name(s) you are exchanging out of (selling) and Fund name(s) you are exchanging into (buying)

      o dollar amount, number of shares or percentage of Fund position involved in the exchange

      o signature of account owner(s) (not required for telephone or internet exchanges)

You may only place exchange orders if you are the registered owner of the account or the registered owner has given Rydex written authorization to allow you to trade the account. You will receive a confirmation number for your exchange. Please retain it for your records.

MINIMUM EXCHANGE AMOUNTS

The minimum amount for an exchange is either $1,000 or 100% of the Fund position from which the exchange is coming, whichever is less. If you are exchanging the minimum amount, you may not split the proceeds between multiple Rydex Funds. If you place exchange transactions in shares or in percentages, the minimum exchange amount still applies. This minimum may be waived for accounts that are part of an asset allocation strategy.

EXCHANGES WITH OTHER RYDEX FUNDS


On any Business Day, investors may make exchanges of H-Class Shares of the Funds for H-Class Shares (or Investor Class Shares or Advisor Class Shares, if applicable) of any Rydex Fund not offered in this Prospectus. WHILE MOST RYDEX FUNDS OFFER UNLIMITED EXCHANGE PRIVILEGES WITH NO MINIMUM HOLDING PERIODS OR TRANSACTION FEES, CERTAIN RYDEX FUNDS, INCLUDING THE MULTI-CAP CORE EQUITY FUND, SECTOR ROTATION FUND, ABSOLUTE RETURN STRATEGIES FUND, COMMODITIES STRATEGY FUND AND HEDGED EQUITY FUND DO NOT ALLOW UNLIMITED TRADING. SEE "FREQUENT PURCHASES AND REDEMPTIONS OF FUND SHARES" BELOW FOR MORE INFORMATION. IF YOU ARE CONTEMPLATING AN EXCHANGE FOR SHARES OF ANY RYDEX FUND NOT OFFERED IN THIS PROSPECTUS, YOU SHOULD OBTAIN AND REVIEW THAT RYDEX FUND'S CURRENT PROSPECTUS BEFORE MAKING THE EXCHANGE. You can obtain a prospectus for any Rydex Fund not offered in this Prospectus by calling 800.820.0888 or 301.296.5406 or visiting the Rydex web site at www.rydexinvestments.com.

                                [GRAPHIC OMITTED]

60

RYDEX ACCOUNT POLICIES
--------------------------------------------------------------------------------

SHAREHOLDER IDENTIFICATION AND VERIFICATION

Federal regulations may require the Funds to obtain your name, your date of birth (for a natural person), your residential street address or principal place of business and your Social Security Number, Employer Identification Number or other government issued identification when you open an account. Additional information may be required in certain circumstances or to open accounts for corporations or other entities. The Funds may use this information to attempt to verify your identity. The Funds may not be able to establish an account if the necessary information is not received. The Funds may also place limits on account transactions while it is in the process of attempting to verify your identity. Additionally, if the Funds are unable to verify your identity after your account is established, the Funds may be required to redeem your shares and close your account.

Rydex provides accounts for U.S. citizens and resident aliens. We will not open a new account for any non-resident aliens (natural person or entity). If you are unsure of your status please consult your tax adviser. Non-resident aliens may hold Rydex Funds through a financial intermediary, subject to that financial intermediary's requirements.

Customer identification and verification is part of the Funds' overall obligation to deter money laundering under applicable law. The Funds have adopted an anti-money laundering compliance program designed to prevent the Funds from being used for money laundering or the financing of terrorist activities. In this regard, the Funds reserve the right to (i) refuse, cancel or rescind any purchase or exchange order, (ii) freeze any account and/or suspend account services or (iii) involuntarily close your account in cases of threatening conduct or suspected fraudulent or illegal activity. These actions will be taken when, in the sole discretion of Fund management, they are deemed to be in the best interests of the Funds or in cases when the Funds are requested or compelled to do so by governmental or law enforcement authority. If your account is closed at the request of governmental or law enforcement authority, you may not receive proceeds of the redemption if the Funds are required to withhold such proceeds.

CHANGES TO YOUR ACCOUNT

For information on what is required to make changes and/or additions to your account, and to obtain the appropriate forms, please visit the Rydex web site at www.rydexinvestments.com or call 800.820.0888 or 301.296.5406. If you own shares that are registered in your intermediary's name, and you want to transfer the registration to another intermediary or want the shares registered in your name, then you should contact your intermediary for instructions on how to make this change.

                                [GRAPHIC OMITTED]

                                                                   PROSPECTUS 61

TRANSACTIONS OVER TELEPHONE OR INTERNET

Internet and telephone transactions are extremely convenient, but are not risk free. To ensure that your internet and telephone transactions are safe, secure, and as risk-free as possible, the Rydex Funds have instituted certain safeguards and procedures for determining the identity of web site users (including the use of secure passwords and 128-bit encryption technology) and telephone callers and authenticity of instructions. As a result, neither the Funds nor their transfer agent will be responsible for any loss, liability, cost, or expense for following internet, telephone or wire instructions they reasonably believe to be genuine. If you or your intermediaries make exchange requests by telephone or internet, you will generally bear the risk of any loss. Neither the Funds, nor their transfer agent, are responsible for internet transactions that are not received.

During periods of unusually high market activity or other times, it may be difficult to reach Rydex by telephone or access our internet site. Rydex and its affiliates will not be liable for any losses resulting from a cause over which Rydex or its affiliates do not have direct control, including but not limited to the failure of electronic or mechanical equipment or communication lines, telephone or other interconnect problems (E.G., if you are unable to access your online service provider), input errors on the internet, severe weather, facilities emergencies, earthquakes, floods and strikes or other labor problems. If you are not able to reach Rydex by your regular medium, consider sending written instructions.

STATEMENTS & CONFIRMATIONS

You will receive statements and trade confirmations of your investment transactions. You may elect to suppress trade confirmations by requesting this option in writing or via the internet. You may choose to receive your confirmations and/or statements either by mail or electronically.


eDELIVERY SERVICES

eDelivery offers shareholders the convenience of receiving most communications (such as trade confirmations, statements, prospectuses and shareholder reports, etc.) from the Funds through the web via email notification. For more information on eDelivery, please visit the Rydex web site at www.rydexinvestments.com. The Funds reserve the right to discontinue your eDelivery service if two (2) or more e-mail notices are returned as undeliverable.

RYDEX EXPRESS LINE - 1(800) 717-7776

You may access information about the Rydex Funds and your Rydex account anytime with the Rydex Express Line. This automated line gives you telephone access to Rydex Fund information including NAVs, daily factors, fund assets

                                [GRAPHIC OMITTED]

62

and distributions as well as balance and history information on your Rydex account.

SERVICE AND OTHER FEES

Rydex may charge the following administrative fees on accounts held directly through the Funds' transfer agent for services associated with the following:

      o     $15 for wire transfers of redemption proceeds under $5,000

      o     $50 on purchase checks returned for insufficient funds

      o $25 to stop payment of a redemption check within 10 Business Days of the settlement date

      o $15 for standard overnight packages (fee may be higher for special delivery options)

      o     $25 for bounced draft checks or ACH transactions

      o     $15 per year for low balance accounts

      o The Funds reserve the right, upon notice, to charge you a fee to cover the costs of special requests for information that require extensive research or employee resources. Such requests could include a request for historical account transcripts or the retrieval of a significant number of documents.

Rydex reserves the right to change any of these fees or add additional service fees at any time.


RETIREMENT ACCOUNT FEES

Certain retirement plans such as IRA, SEP, Roth IRA and 403(b) accounts, are charged an annual $15 maintenance fee. Upon liquidating your retirement account, a $15 account-closing fee (and any unpaid annual maintenance fee) will be deducted from the proceeds of your redemption. You may pay the annual maintenance fee at any time during the calendar year by sending Rydex a check. If the annual maintenance fee is not paid separately prior to December, it will be deducted from your account.


ACCOUNT FEE WAIVERS

Certain fees may be waived for accounts with balances equal to or greater than $250,000 at the time the fee is charged. The fees that may be waived are the Annual maintenance fee and account-closing fee for retirement accounts and the fee for wires less than $5,000.

FREQUENT PURCHASES AND REDEMPTIONS OF FUND SHARES

Because the Real Estate, Strengthening Dollar 2x Strategy, and Weakening Dollar 2x Strategy Funds are designed and operated to accommodate frequent

                                [GRAPHIC OMITTED]

                                                                   PROSPECTUS 63

trading by shareholders and, unlike most mutual funds, offer unlimited exchange privileges with no minimum holding periods or transaction fees, the Funds' Board of Trustees has not adopted policies and procedures designed to prevent market timing or to monitor for frequent purchases and redemptions of Fund shares. A significant portion of the assets of the Funds come from investors who take part in certain strategic and tactical asset allocation programs. The Funds anticipate that investors who take part in these programs may frequently redeem or exchange shares of the Funds, which may cause the Funds to experience high portfolio turnover. Higher portfolio turnover may result in the Funds paying higher levels of transaction costs and generating greater tax liabilities for shareholders. In addition, large movements of assets into and out of the Funds may negatively impact a Fund's ability to achieve its investment objective.

Unlike most other Rydex Funds, the Multi-Cap Core Equity, Sector Rotation, Absolute Return Strategies, Commodities Strategy and Hedged Equity Funds are not suitable for purchase by active investors. Each Fund is intended for long-term investment purposes only and discourages shareholders from engaging in "market timing" or other types of excessive short-term trading. This frequent trading into and out of the Funds may present risks to the Fund's long-term shareholders, all of which could adversely affect shareholder returns. The risks posed by frequent trading include interfering with the efficient implementation of the Funds' investment strategies, triggering the recognition of taxable gains and losses on the sale of Fund investments, requiring the Funds to maintain higher cash balances to meet redemption requests, and experiencing increased transaction costs. Consequently, the Board of Trustees has adopted policies and procedures designed to prevent frequent purchases and redemptions of shares of the Funds.

In an effort to discourage short-term trading and defray costs incurred by shareholders as a result of same, the Multi-Cap Core Equity Fund, Sector Rotation Fund, Absolute Return Strategies Fund, Commodities Strategy Fund and Hedged Equity Fund charge a 1.00% redemption fee on redemptions of shares made within thirty (30) days of the date of purchase. The fee is deducted from the sale proceeds and cannot be paid separately, and any proceeds of the fee are credited to the assets of the applicable Fund. The fee does not apply to shares purchased with reinvested dividends or distributions. In determining how long shares of a Fund have been held, the Fund assumes that shares held by the investor the longest period of time will be sold first. The redemption fee is applicable to Fund shares purchased either directly or through a financial intermediary, such as a broker-dealer. Transactions through financial intermediaries typically are placed with a Fund on an omnibus basis and include both purchase and sale transactions placed on behalf of multiple investors. The Funds request

                                [GRAPHIC OMITTED]

64

that financial intermediaries assess the redemption fee on customer accounts and collect and remit the proceeds to the Funds. However, the Funds recognize that due to operational and system limitations, intermediaries' methods for tracking and calculating the fee may be inadequate or differ in some respects from the Funds.' Therefore, to the extent that financial intermediaries are unable to collect the redemption fee, the Funds may not be able to defray the expenses associated with short-term trades made by that financial intermediary's customers.

The Funds reserve the right to waive the redemption fee in their discretion where either a Fund believes such waiver is in the best interests of the Fund, including certain categories of redemptions that the Fund reasonably believes may not raise frequent trading or market timing concerns or where the financial intermediary's processing systems are unable to properly apply the redemption fee. These categories currently include (i) participants in certain group retirement plans or group annuity contracts whose processing systems are incapable of properly applying the redemption fee to underlying shareholders;
(ii) redemptions resulting from certain transfers upon the death of a shareholder; (iii) redemptions by certain pension plans as required by law or by regulatory authorities; (iv) systematic redemptions; (v) retirement loans and withdrawals; and (vi) redemptions in accounts participating in certain approved asset allocation programs.

For purposes of applying the Funds' policies, the Advisor may consider the trading history of accounts under common ownership or control. In addition, the Funds reserve the right to reject any purchase request by any investor or group of investors for any reason without prior notice, including, in particular, if the Advisor reasonably believes that the trading activity would be harmful or disruptive to a Fund. Although these policies are designed to deter frequent trading, none of these measures alone nor all of them taken together eliminate the possibility that frequent trading in the Funds will occur, particularly with respect to trades placed by shareholders that invest in the Funds through omnibus accounts maintained by brokers, retirement plan accounts and other financial intermediaries. The Funds' access to information about individual shareholder transactions made through such omnibus arrangements is often unavailable or severely limited. As a result, the Funds cannot assure that their policies will be enforced with regard to those Fund shares held through such omnibus arrangements (which may represent a majority of Funds' shares), and as a result frequent trading could adversely affect the Funds and their long-term shareholders as discussed above.


RIGHTS RESERVED BY THE FUNDS

The Funds reserve the right to close your account in cases of suspected fraudulent or illegal activity in accordance with applicable law. This action may be

                                [GRAPHIC OMITTED]

                                                                   PROSPECTUS 65

taken when, in the sole discretion of Fund management, it is deemed to be in the best interests of the Funds or in cases where the Funds are requested or compelled to do so by applicable law. If your account is closed at the request of governmental or law enforcement authority or pursuant to applicable law, you may not receive proceeds of the redemption if the Funds are required to withhold such proceeds.

DISTRIBUTION AND SHAREHOLDER SERVICES
--------------------------------------------------------------------------------

The Funds have adopted a Distribution Plan and a Shareholder Services Plan with respect to H-Class Shares that allows the Funds to pay distribution and/or services fees to Rydex Distributors, Inc. (the "Distributor") and other firms that provide distribution and/or shareholder services ("Service Providers"). The Funds will pay distribution fees to the Distributor at an annual rate not to exceed 0.25% of average daily net assets, pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended. If a Service Provider provides shareholder services, the Funds will pay service fees to the Distributor at an annual rate not to exceed 0.25% of the average daily net assets of a Fund. The Distributor will, in turn, pay the Service Provider for the services it provides. Because the Funds pay these fees out of assets on an ongoing basis, over time these fees may cost you more than other types of sales charges and will increase the cost of your investment.

COMPENSATION TO DEALERS

The Advisor, at its expense, may provide compensation to financial intermediaries for the sale of Fund shares. These payments may be made, at the discretion of the Advisor, to certain dealers who have sold shares of the Rydex Funds. The level of payments made to dealers will generally vary, but may be significant. These payments may provide an incentive for dealers to sell shares of the Rydex Funds and promote the retention of their customer's assets in the Funds. Any payments described above will not change the price paid by investors for the purchase of the applicable Rydex Fund's shares or the amount that any particular Rydex Fund will receive as proceeds from such sales. The Advisor determines the extent of such payments in its sole discretion in response to requests from dealer firms, based on factors it deems relevant, such as the dealer's sales, assets, share class utilized and the quality of the dealer's relationship with the Advisor. The Advisor periodically determines the advisability of continuing these payments. The Advisor may also pay expenses associated with meetings that facilitate educating financial advisers and shareholders about the Rydex Funds that are conducted by dealers.

                                [GRAPHIC OMITTED]

66

DIVIDENDS AND DISTRIBUTIONS
--------------------------------------------------------------------------------

TIMING OF PAYMENTS

Income dividends, if any, are paid at least annually by each of the Funds. If you own Fund shares on a Fund's record date, you will be entitled to receive the dividend. The Funds may declare and pay dividends on the same date. The Funds make distributions of capital gains, if any, at least annually. The Funds, however, may declare a special capital gains distribution if the Board of Trustees believes that such a distribution would be in the best interests of the shareholders of a Fund.

DIVIDEND PAYMENT OPTIONS

Dividends and distributions will be paid in the form of additional Fund shares unless you have elected to receive payment in cash. If you did not elect to receive cash payments of dividends and distributions on your application, you must notify the Funds in writing to change your election prior to the date of the next distribution. Your election will become effective for dividends paid after the Funds receive your written notice. To cancel your election, simply send written notice to the Funds. Dividends and distributions with values of $10 or less may be automatically reinvested.

TAX INFORMATION
--------------------------------------------------------------------------------

The following is a summary of some important tax issues that affect the Funds and their shareholders. The summary is based on current tax laws, which may be changed by legislative, judicial or administrative action. You should not consider this summary to be a detailed explanation of the tax treatment of the Funds, or the tax consequences of an investment in the Funds. MORE INFORMATION ABOUT TAXES IS LOCATED IN THE SAI. YOU ARE URGED TO CONSULT YOUR TAX ADVISER REGARDING SPECIFIC QUESTIONS AS TO FEDERAL, STATE AND LOCAL INCOME TAXES.

TAX STATUS OF EACH FUND

Each Fund is treated as a separate entity for federal tax purposes, and intends to qualify for the special tax treatment afforded to regulated investment companies. As long as a Fund qualifies as a regulated investment company, it pays no federal income tax on the earnings it distributes to shareholders.

TAX STATUS OF DISTRIBUTIONS


      o Each Fund will, at least annually, distribute substantially all of its net investment income and net capital gains income.

      o The income dividends and short-term capital gains distributions you receive from the Funds will be taxed as either ordinary income or qualified dividend income. Dividends that are qualified dividend income are eligible for the reduced maximum rate to individuals of 15% (5% for

                                [GRAPHIC OMITTED]

                                                                   PROSPECTUS 67

            individuals in lower tax brackets) to the extent that the Fund receives qualified dividend income.

      o Any long-term capital gains distributions you receive from a Fund are taxable as long-term capital gains regardless of how long you have owned your shares. Long-term capital gains are currently taxed at a maximum rate of 15%.

      o Absent further legislation, the maximum 15% tax rate on qualified dividend income and long-term capital gains will cease to apply to taxable years beginning after December 31, 2010.

      o Dividends and distributions are generally taxable to you whether you receive them in cash or in additional shares.

      o Corporate shareholders may be entitled to a dividends-received deduction for the portion of dividends they receive that are attributable to dividends received by a Fund from U.S. corporations, subject to certain limitations.

      o Long-term capital gains distributions will result from gains on the sale or exchange of capital assets held by a Fund for more than one year.

      o Distributions paid in January but declared by a Fund in October, November or December of the previous year may be taxable to you in the previous year.

      o A Fund will inform you of the amount of your ordinary income dividends, qualified dividend income, and long-term capital gain distributions shortly after the close of each calendar year.

      o If you hold your shares in a tax-qualified retirement account, you generally will not be subject to federal taxation on Fund distributions until you begin receiving distributions from your retirement account. You should consult your tax adviser regarding the tax rules that apply to your retirement account.

      o With respect to investments by the Absolute Return Strategies, Hedged Equity and Sector Rotation Funds, some foreign governments levy withholding taxes against dividend and interest income. Although in some countries a portion of these withholding taxes is recoverable, the non-recovered portion will reduce the income received from the securities in these Funds. In addition, these Funds may be able to pass along a tax credit for foreign income taxes that they pay. A Fund will provide you with the information necessary to reflect foreign taxes paid on your income tax return if it makes this election.

                                [GRAPHIC OMITTED]

68

TAX STATUS OF SHARE TRANSACTIONS

EACH SALE, EXCHANGE, OR REDEMPTION OF FUND SHARES MAY BE A TAXABLE EVENT TO YOU. For tax purposes, an exchange of Fund shares for shares of a different Rydex Fund is treated the same as a sale. You should consider the tax consequences of any redemption or exchange before making such a request, especially with respect to redemptions if you invest in the Funds through a tax-qualified retirement plan.

STATE TAX CONSIDERATIONS

A Fund is not liable for any income or franchise tax in Delaware as long as it qualifies as a regulated investment company for federal income tax purposes. In addition to federal taxes, distributions by the Funds and ownership of Fund shares may be subject to state and local taxes. You should consult your tax adviser regarding how state and local tax laws affect your investment in Fund shares.

MANAGEMENT OF THE FUNDS
--------------------------------------------------------------------------------

INVESTMENT ADVISOR


Rydex Investments is located at 9601 Blackwell Road, Suite 500, Rockville, Maryland 20850, and serves as investment adviser of the Funds. The Advisor has served as the investment adviser of the Rydex Funds since each Rydex Fund's inception, and also serves as sub-adviser to several other mutual funds.

The Advisor makes investment decisions for the assets of the Funds and continuously reviews, supervises, and administers each Fund's investment program. The Board of Trustees of the Trust supervises the Advisor and establishes policies that the Advisor must follow in its day-to-day management activities. Pursuant to an investment advisory agreement between the Trust and the Advisor, the Funds paid the Advisor a fee for the fiscal year ended March 31, 2007 at an annualized rate based on the average daily net assets of each Fund, as set forth below:

                                                                       ADVISORY
FUND                                                                      FEE
--------------------------------------------------------------------------------
MULTI-CAP CORE EQUITY ..............................................     0.62%*
SECTOR ROTATION ....................................................     0.90%
ABSOLUTE RETURN STRATEGIES .........................................     1.15%
COMMODITIES STRATEGY ...............................................     0.46%**
HEDGED EQUITY ......................................................     1.15%
REAL ESTATE ........................................................     0.85%
STRENGTHENING DOLLAR 2X STRATEGY ...................................     0.90%
WEAKENING DOLLAR 2X STRATEGY .......................................     0.90%

                                [GRAPHIC OMITTED]

                                                                   PROSPECTUS 69

* THE ADVISOR IS PAID A BASE MANAGEMENT FEE OF 0.70% THAT IS SUBJECT TO A PERFORMANCE ADJUSTMENT SO THAT THE BASE FEE CAN INCREASE TO A MAXIMUM OF 0.90% OR DECREASE TO A MINIMUM OF 0.50%, DEPENDING ON THE INVESTMENT PERFORMANCE OF THE FUND RELATIVE TO THE RUSSELL 3000(R) INDEX (THE "INDEX"). THE INDEX MEASURES THE PERFORMANCE OF THE 3,000 LARGEST U.S. COMPANIES BASED ON TOTAL MARKET CAPITALIZATION, WHICH REPRESENTS APPROXIMATELY 98% OF THE INVESTABLE U.S. EQUITY MARKET. THE PERFORMANCE COMPARISON IS MADE ON A ROLLING 12-MONTH PERIOD, WITH PERFORMANCE ADJUSTMENTS MADE AT THE END OF EACH MONTH. THE 12-MONTH COMPARISON PERIOD WILL ROLL OVER WITH EACH SUCCEEDING MONTH, SO THAT IT WILL ALWAYS EQUAL 12 MONTHS, ENDING WITH THE MONTH FOR WHICH THE PERFORMANCE ADJUSTMENT IS BEING COMPUTED. FOR EVERY 0.0375% OF DIFFERENCE BETWEEN THE PERFORMANCE OF THE FUND AND THE PERFORMANCE OF THE INDEX, THE ADVISOR'S FEE WILL BE ADJUSTED UPWARDS OR DOWNWARDS BY 0.01%. THE MAXIMUM ANNUALIZED PERFORMANCE ADJUSTMENT IS +/- 0.20%.

** EFFECTIVE MAY 1, 2007, RYDEX CONTRACTUALLY AGREED TO CONTINUE TO WAIVE ITS MANAGEMENT FEE TO THE EXTENT NECESSARY TO LIMIT THE ORDINARY OPERATING EXPENSES OF THE H-CLASS SHARES OF THE FUND (BUT EXCLUDING INTEREST EXPENSES, BROKERAGE COMMISSIONS AND EXTRAORDINARY EXPENSES) TO NOT MORE THAN 1.20% PER ANNUM OF THE AVERAGE MONTHLY NET ASSETS OF THE FUND (THE "CONTRACTUAL FEE WAIVER"). THE CONTRACTUAL FEE WAIVER MAY NOT BE MODIFIED OR ELIMINATED PRIOR TO AUGUST 1, 2008, EXCEPT WITH THE APPROVAL OF THE BOARD OF TRUSTEES. THERE IS NO GUARANTEE THAT THE CONTRACTUAL FEE WAIVER WILL CONTINUE BEYOND AUGUST 1, 2008.

The Advisor bears all of its own costs associated with providing these advisory services and the expenses of the members of the Board of Trustees who are affiliated with the Advisor. The Advisor may make payments from its own resources to broker-dealers and other financial institutions in connection with the sale of Fund shares.

As part of its agreement with the Trust, the Advisor will pay all expenses of the Absolute Return Strategies Fund and Hedged Equity Fund, including the cost of transfer agency, custody, fund administration, legal, audit and other services, except interest expense, taxes (expected to be de minimis), brokerage commissions and other expenses connected with execution of portfolio transactions, short dividend expenses, and extraordinary expenses.

A discussion regarding the basis for the Board's August 2006 approval of the Funds' investment advisory agreement is available in the Funds' September 30, 2006 Semi-Annual Report to Shareholders, which covers the period April 1, 2006 to September 30, 2006. A discussion regarding the basis for the Board's August 2007 approval of the Funds' investment advisory agreement will be available in the Funds' September 30, 2007 Semi-Annual Report to Shareholders, which covers the period April 1, 2007 to September 30, 2007.


PORTFOLIO MANAGEMENT


Mike Byrum, President and Chief Investment Officer ("CIO") of Rydex Investments, leads the Portfolio Department. Mr. Byrum's senior management team, called the Investment Leadership Team ("ILT"), consists of five investment professionals that are responsible for overseeing different functions within

                                [GRAPHIC OMITTED]

70

the Portfolio Department. Those members include Michael Dellapa as the Director of Research, Douglas Holmes as the Strategic Advisor, James King as the Director of Portfolio Management, David Reilly as the head of Portfolio Strategies, and Stephen Sachs as the Director of Trading. The role of the ILT is to set the overall policies of the Portfolio Department with respect to investment strategies and business development. The remainder of the Portfolio Department reports to the members of the ILT, and consists of a team of approximately 16 investment professionals that focus on research, trading, and implementing the portfolios.

On a day-to-day basis the following three individuals are jointly and primarily responsible for the management of the Funds.

MICHAEL P. BYRUM, CFA, President and CIO of Rydex Investments - As the CIO, Mr. Byrum has ultimate responsibility of the management of the Funds. He has been associated with Rydex Investments since the Advisor was founded in 1993. Mr. Byrum was named the President of Rydex Investments in 2004 and has served as Chief Investment Officer of Rydex Investments since 2000. During this time, he has played a key role in the development of the firm's investment strategies and product offerings. As Senior Portfolio Manager, Mr. Byrum was instrumental in the launch of the OTC, Precious Metals, Government Long Bond 1.2x Strategy, Inverse Government Long Bond Strategy, Inverse S&P 500 Strategy and Inverse OTC Strategy Funds, and helped to create the Sector Funds, all of which are offered in a separate prospectus. He was named Vice President of Portfolio for Rydex Investments in 1998, and Executive Vice President in 2000. Prior to joining Rydex Investments, Mr. Byrum worked for Money Management Associates, the investment adviser for Rushmore Funds, Inc. He holds a degree in finance from Miami University of Ohio and is a member of the CFA Institute and the Washington Society of Investment Analysts. Mr. Byrum has co-managed each Fund since its inception.

JAMES R. KING, CFA, Director of Portfolio Management - Mr. King is responsible for a team of portfolio managers who manage all of the Rydex Funds. He joined Rydex Investments in 1996 and was promoted to assistant portfolio manager in 1997. In 1998, he became a portfolio manager and was promoted in 2001 to senior portfolio manager and currently serves as director of portfolio management. Prior to joining Rydex Investments, Mr. King worked as a registered representative at DMG Securities. He holds a degree in finance from the University of Maryland. Mr. King has co-managed each Fund since its inception.

MICHAEL J. DELLAPA, CFA, Director of Investment Research - Mr. Dellapa joined Rydex Investments in 2000 as a Research Analyst and was promoted to portfolio manager in 2003. During his tenure as a portfolio manager, he had

                                [GRAPHIC OMITTED]

                                                                   PROSPECTUS 71

direct oversight for the Russell 2000(R) 1.5x Strategy, Healthcare, Biotechnology, and Consumer Products Funds, all of which are offered in a separate prospectus. In 2005, Mr. Dellapa became Director of Investment Research. Since joining Rydex Investments, Mr. Dellapa has played a key role in developing research processes and systems to enhance current funds and develop new investment products. Prior to joining Rydex Investments, he worked as an equity analyst for Invista Capital and systems analyst for Accenture. He holds an engineering degree from the University of Maryland and MBA from the University of Chicago. Previously, he was owner/consultant of Dellapa Consulting Inc. as well as a senior consultant and an analyst at Andersen Consulting. Mr. Dellapa has co-managed each Fund since September 2005.

Mr. Dellapa oversees the research and creation of the processes used to select investments. Mr. King oversees the day-to-day details of the portfolio management of all of the Rydex Funds. Mr. Byrum generally oversees all aspects of the management of all the Rydex Funds and reviews the activities of Messrs. King and Dellapa, as well as other aspects of the investment management portfolio department.

Additional information about the portfolio managers' compensation, other accounts managed by the portfolio managers, and the portfolio managers' ownership of securities in the Funds is available in the SAI.

                                [GRAPHIC OMITTED]

72


FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

The financial highlights tables are intended to help you understand the Funds' financial performance for the past 5 years (or, if shorter, the period of operations of the Funds' H-Class Shares). Certain information reflects financial results for a single share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in a Fund (assuming reinvestment of all dividends and distributions). The information provided below for the period ending March 31, 2007 has been audited by Ernst &

                                                                    NET
                                                                 INCREASE
                                               NET REALIZED      (DECREASE)
                     NET ASSET      NET            AND         IN NET ASSET     DISTRIBUTIONS   DISTRIBUTIONS
                       VALUE,    INVESTMENT     UNREALIZED         VALUE           FROM NET        FROM NET
                     BEGINNING     INCOME     GAINS (LOSSES)   RESULTING FROM     INVESTMENT       REALIZED
YEAR ENDED           OF PERIOD     (LOSS)     ON INVESTMENTS     OPERATIONS         INCOME          GAINS
-------------------------------------------------------------------------------------------------------------
MULTI-CAP CORE EQUITY FUND H-CLASS
   MARCH 31, 2007     $ 16.72      $  .03         $ 1.39           $ 1.42         $    --         $ (1.10)
   March 31, 2006       15.01        (.02)          2.60             2.58              --            (.87)
   March 31, 2005       14.44          --           1.18             1.18              --            (.61)
   March 31, 2004       10.15        (.01)          4.41             4.40              --            (.11)
   March 31, 2003*      10.00         .01            .14              .15              --              --

SECTOR ROTATION FUND H-CLASS
   MARCH 31, 2007       14.18        (.02)           .40              .38              --            (.44)
   March 31, 2006       11.12        (.03)          3.09             3.06              --              --
   March 31, 2005       10.45        (.03)           .70              .67              --              --
   March 31, 2004        7.58        (.09)          2.96             2.87              --              --
   March 31, 2003        9.99        (.01)         (2.40)           (2.41)             --              --

ABSOLUTE RETURN STRATEGIES FUND H-CLASS
   MARCH 31, 2007       25.53         .72            .80             1.52            (.38)           (.22)
   March 31, 2006*      25.00         .29            .25              .54            (.07)             --

COMMODITIES STRATEGY FUND (FORMERLY, COMMODITIES FUND) H-CLASS
   MARCH 31, 2007       27.29         .77          (4.28)           (3.51)             --              --
   March 31, 2006*      25.00         .61           1.68             2.29              --              --

HEDGED EQUITY FUND H-CLASS
   MARCH 31, 2007       25.86         .81            .65             1.46            (.52)           (.51)
   March 31, 2006*      25.00         .26            .65              .91            (.09)             --

REAL ESTATE FUND H-CLASS
   MARCH 31, 2007       36.47         .54           5.42             5.96            (.17)           (.12)
   March 31, 2006       27.85         .57           8.25             8.82              --            (.20)
   March 31, 2005       26.65         .58            .77             1.35            (.03)           (.12)
   March 31, 2004*      25.00         .10           1.55             1.65              --              --

STRENGTHENING DOLLAR 2X STRATEGY FUND (FORMERLY, DYNAMIC STRENGTHENING DOLLAR FUND) H-CLASS
   MARCH 31, 2007       27.71         .90          (3.28)           (2.38)             --              --
   March 31, 2006*      25.00         .51           2.33             2.84            (.13)             --

WEAKENING DOLLAR 2X STRATEGY FUND (FORMERLY, DYNAMIC WEAKENING DOLLAR FUND H-CLASS)
   MARCH 31, 2007       22.69         .90           2.59             3.49              --              --
   March 31, 2006*      25.00         .49          (2.66)           (2.17)           (.14)             --

 * SINCE THE COMMENCEMENT OF OPERATIONS: SEPTEMBER 23, 2002 -- MULTI-CAP CORE EQUITY FUND H-CLASS; FEBRUARY 20, 2004 -- REAL ESTATE FUND H-CLASS; MAY 25, 2005 -- COMMODITIES STRATEGY FUND H-CLASS, STRENGTHENING DOLLAR 2X STRATEGY FUND H-CLASS AND WEAKENING DOLLAR 2X STRATEGY FUND H-CLASS; SEPTEMBER 19, 2005 -- ABSOLUTE RETURN STRATEGIES FUND H-CLASS AND HEDGED EQUITY FUND H-CLASS.

**    ANNUALIZED

                                [GRAPHIC OMITTED]

                                                                   PROSPECTUS 73

Young LLP, whose report, along with the financial statements and related notes, appear in the Funds' 2007 Annual Report. The information for each of the periods through March 31, 2006 was audited by a predecessor independent registered public accounting firm. The 2007 Annual Report is available by telephoning the transfer agent at 800.820.0888 or 301.296.5100. The 2007 Annual Report is incorporated by reference in the SAI.

                                                                                          RATIOS TO
                                                                                      AVERAGE NET ASSETS:
                                                                               --------------------------------
                                                   NET                                                                       NET
                                                INCREASE    NET                                                             ASSETS,
                                               (DECREASE)  ASSET                                        NET                 END OF
                                   REDEMPTION      IN      VALUE,     TOTAL                          INVESTMENT  PORTFOLIO  PERIOD
                        TOTAL         FEES      NET ASSET  END OF  INVESTMENT    TOTAL   OPERATING     INCOME    TURNOVER   (000'S
YEAR ENDED          DISTRIBUTIONS   COLLECTED     VALUE    PERIOD    RETURN    EXPENSES  EXPENSES      (LOSS)      RATE     OMITTED)
------------------------------------------------------------------------------------------------------------------------------------
MULTI-CAP CORE EQUITY FUND H-CLASS
   MARCH 31, 2007      $ (1.10)      $  --SS.    $  .32    $17.04     8.83%      1.38%     1.38%        0.18%       138%    $ 41,562
   March 31, 2006         (.87)         --         1.71     16.72    17.55%      1.64%     1.64%       (0.11)%      168%      53,323
   March 31, 2005         (.61)         --          .57     15.01     8.16%      1.56%     1.56%        0.03%       159%      51,139
   March 31, 2004         (.11)         --         4.29     14.44    43.41%      1.49%     1.49%       (0.11)%      226%      42,568
   March 31, 2003*          --          --          .15     10.15     1.50%      1.67%**   1.67%**      0.22%**     123%      18,516

SECTOR ROTATION FUND H-CLASS
   MARCH 31, 2007         (.44)         --SS.      (.06)    14.12     2.81%      1.65%     1.65%       (0.16)%      373%     140,774
   March 31, 2006           --          --         3.06     14.18    27.52%      1.66%     1.66%       (0.25)%      263%     246,029
   March 31, 2005           --          --          .67     11.12     6.41%      1.64%     1.64%       (0.31)%      262%      56,725
   March 31, 2004           --          --         2.87     10.45    37.86%      1.66%     1.66%       (0.88)%      253%      86,677
   March 31, 2003           --          --        (2.41)     7.58   (24.12)%     1.68%     1.68%       (0.08)%      451%      34,845

ABSOLUTE RETURN STRATEGIES FUND H-CLASS
   MARCH 31, 2007         (.60)        .01          .93     26.46     6.09%      1.90%     1.40%++      2.78%       298%     176,187
   March 31, 2006*        (.07)        .06***       .53     25.53     2.40%      1.83%**   1.41%++**    2.18%**     127%      30,796

COMMODITIES STRATEGY FUND (FORMERLY, COMMODITIES FUND) H-CLASS
   MARCH 31, 2007           --         .03        (3.48)    23.81   (12.75)%     1.49%     1.20%        2.99%       672%      35,062
   March 31, 2006*          --          --         2.29     27.29     9.16%      1.57%**   1.57%**      2.56%**      --       29,028

HEDGED EQUITY FUND H-CLASS
   MARCH 31, 2007        (1.03)        .01          .44     26.30     5.86%      2.13%     1.41%++      3.14%       282%      28,947
   March 31, 2006*        (.09)        .04***       .86     25.86     3.81%      2.07%**   1.41%++**    1.96%**     159%      17,321

REAL ESTATE FUND H-CLASS
   MARCH 31, 2007         (.29)         --         5.67     42.14    16.34%      1.62%     1.62%        1.35%       762%      25,784
   March 31, 2006         (.20)         --         8.62     36.47    31.74%      1.59%     1.59%        1.78%     1,304%      49,591
   March 31, 2005         (.15)         --         1.20     27.85     5.06%      1.58%     1.58%        2.08%     1,773%       8,186
   March 31, 2004*          --          --         1.65     26.65     6.60%      1.61%**   1.61%**      3.83%**     102%      75,916

STRENGTHENING DOLLAR 2X STRATEGY FUND (FORMERLY, DYNAMIC STRENGTHENING DOLLAR FUND) H-CLASS
   MARCH 31, 2007           --          --        (2.38)    25.33    (8.59)%     1.66%     1.66%        3.47%        --       11,946
   March 31, 2006*        (.13)         --         2.71     27.71    11.35%      1.66%**   1.66%**      2.19%**      --        7,270

WEAKENING DOLLAR 2X STRATEGY FUND (FORMERLY, DYNAMIC WEAKENING DOLLAR FUND H-CLASS)
   MARCH 31, 2007           --          --         3.49     26.18    15.38%      1.65%     1.65%        3.60%        --      110,480
   March 31, 2006*        (.14)         --        (2.31)    22.69    (8.69)%     1.68%**   1.68%**      2.53%**      --       51,710

*** VALUES HAVE BEEN RESTATED TO REFLECT RECLASSIFICATION FROM NET REALIZED AND UNREALIZED GAINS (LOSSES) ON SECURITIES TO REDEMPTION FEES COLLECTED. THIS RECLASSIFICATION HAD NO EFFECT ON NET ASSET VALUES, TOTAL RETURNS, OR NET INVESTMENT INCOME RATIOS DURING ANY PERIOD.

 ++   OPERATING EXPENSES EXCLUDE SHORT DIVIDENDS EXPENSE.

+++   TOTAL INVESTMENT RETURN HAS NOT BEEN ANNUALIZED.

SS.   LESS THAN $.01 PER SHARE

                                [GRAPHIC OMITTED]

74


INDEX PUBLISHERS INFORMATION
--------------------------------------------------------------------------------

THE NEW YORK BOARD OF TRADE AND STANDARD & POOR'S (THE "INDEX PUBLISHERS") DO NOT SPONSOR, ENDORSE, SELL OR PROMOTE ANY RYDEX FUND AND MAKE NO REPRESENTATION OR WARRANTY, IMPLIED OR EXPRESS, TO THE INVESTORS IN THE FUNDS, OR ANY MEMBERS OF THE PUBLIC, REGARDING:

      o     THE ADVISABILITY OF INVESTING IN INDEX FUNDS;

      o     THE ABILITY OF ANY INDEX TO TRACK STOCK MARKET PERFORMANCE;

      o THE ACCURACY AND/OR THE COMPLETENESS OF THE AFOREMENTIONED INDICES OR ANY DATA INCLUDED THEREIN;

      o THE RESULTS TO BE OBTAINED BY ANY OF THE FUNDS, THE INVESTORS IN THE FUNDS, OR ANY PERSON OR ENTITY FROM THE USE OF THE INDICES OR DATA INCLUDED THEREIN; AND

      o THE MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE FOR USE WITH RESPECT TO THE INDICES OR ANY DATA INCLUDED THEREIN.

FURTHER, NONE OF THE INDEX PUBLISHERS:

      o     RECOMMEND THAT ANY PERSON INVEST IN THE FUNDS OR ANY OTHER
            SECURITIES;

      o HAVE ANY RESPONSIBILITY OR LIABILITY FOR OR MAKE ANY DECISIONS ABOUT THE TIMING, AMOUNT OR PRICING OF THE FUNDS, INCLUDING CALCULATION OF NAV;

      o HAVE ANY RESPONSIBILITY OR LIABILITY FOR THE ADMINISTRATION, MANAGEMENT OR MARKETING OF THE FUNDS;

      o CONSIDER THE NEEDS OF THE FUNDS OR THE INVESTORS IN THE FUNDS IN DETERMINING, COMPOSING OR CALCULATING THE INDEXES OR HAS ANY OBLIGATION TO DO SO;

      o WILL HAVE ANY LIABILITY IN CONNECTION WITH THE FUNDS OR FOR ANY ERRORS, OMISSIONS OR INTERRUPTIONS IN CONNECTION WITH THE INDEXES OR THE RELATED DATA;

      o WILL BE LIABLE FOR ANY LOST PROFITS OR INDIRECT PUNITIVE, SPECIAL OR CONSEQUENTIAL DAMAGES OR LOSSES, EVEN IF SUCH INDEX PUBLISHER KNOWS THAT THEY MIGHT OCCUR.

"NEW YORK BOARD OF TRADE," "NYBOT," "THE U.S. DOLLAR INDEX," AND "USDX," ARE TRADEMARKS OR SERVICE MARKS OF THE BOARD OF TRADE OF THE CITY OF NEW YORK, INC. AND HAVE BEEN LICENSED FOR USE BY RYDEX INVESTMENTS. THE RYDEX FUNDS ARE NOT SPONSORED, ENDORSED, SOLD OR PROMOTED BY THE NEW YORK BOARD OF TRADE AND THE NEW YORK BOARD OF TRADE MAKES NO REPRESENTATION REGARDING THE ADVISABILITY OF INVESTING IN THE RYDEX FUNDS.

MORE INFORMATION ABOUT THE INDEX PUBLISHERS IS LOCATED IN THE SAI.

                                [GRAPHIC OMITTED]

                                                                   PROSPECTUS 75


ADDITIONAL AND MORE DETAILED INFORMATION ABOUT THE FUNDS IS INCLUDED IN THE SAI DATED AUGUST 1, 2007. THE SAI HAS BEEN FILED WITH THE SEC AND IS INCORPORATED BY REFERENCE INTO THIS PROSPECTUS AND, THEREFORE, LEGALLY FORMS A PART OF THIS PROSPECTUS. THE SEC MAINTAINS THE EDGAR DATABASE ON ITS WEB SITE ("HTTP://WWW.SEC.GOV") THAT CONTAINS THE SAI, MATERIAL INCORPORATED BY REFERENCE, AND OTHER INFORMATION REGARDING REGISTRANTS THAT FILE ELECTRONICALLY WITH THE SEC. YOU MAY ALSO REVIEW AND COPY DOCUMENTS AT THE SEC PUBLIC REFERENCE ROOM IN WASHINGTON, D.C. (FOR INFORMATION ON THE OPERATION OF THE PUBLIC REFERENCE ROOM, CALL 202.551.8090). YOU MAY REQUEST DOCUMENTS FROM THE SEC BY MAIL, UPON PAYMENT OF A DUPLICATION FEE, BY WRITING TO: U.S. SECURITIES AND EXCHANGE COMMISSION, PUBLIC REFERENCE SECTION, WASHINGTON, D.C. 20549-0102 OR BY EMAILING THE SEC AT THE FOLLOWING ADDRESS: PUBLICINFO@SEC.GOV.

YOU MAY OBTAIN A COPY OF THE SAI OR THE ANNUAL OR SEMI-ANNUAL REPORTS, WITHOUT CHARGE BY CALLING 800.820.0888 OR 301.296.5100, VISITING THE RYDEX WEB SITE AT WWW.RYDEXINVESTMENTS.COM, OR WRITING TO RYDEX SERIES FUNDS, AT 9601 BLACKWELL ROAD, SUITE 500, ROCKVILLE, MARYLAND 20850. ADDITIONAL INFORMATION ABOUT THE FUNDS' INVESTMENTS IS AVAILABLE IN THE ANNUAL AND SEMI-ANNUAL REPORTS. ALSO, IN THE FUNDS' ANNUAL REPORT, YOU WILL FIND A DISCUSSION OF THE MARKET CONDITIONS AND INVESTMENT STRATEGIES THAT SIGNIFICANTLY AFFECTED THE FUNDS' PERFORMANCE DURING THEIR LAST FISCAL YEAR.

NO ONE HAS BEEN AUTHORIZED TO GIVE ANY INFORMATION OR TO MAKE ANY
REPRESENTATIONS NOT CONTAINED IN THIS PROSPECTUS OR IN THE FUNDS' SAI IN CONNECTION WITH THE OFFERING OF FUND SHARES. DO NOT RELY ON ANY SUCH INFORMATION OR REPRESENTATIONS AS HAVING BEEN AUTHORIZED BY THE FUNDS OR RYDEX INVESTMENTS. THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFERING BY THE FUNDS IN ANY JURISDICTION WHERE SUCH AN OFFERING IS NOT LAWFUL.

THE TRUST'S SEC REGISTRATION NUMBER IS 811-07584.

                                [GRAPHIC OMITTED]

       [LOGO] RYDEX INVESTMENTS
              ESSENTIAL FOR MODERN MARKETS(R)

              9601 Blackwell Road o Suite 500 o Rockville, MD 20850
              800.820.0888 o www.rydexinvestments.com

              RSAH-1-0807x0808

                    -----------------------------------------
                      PLEASE SEE THE RYDEX PRIVACY POLICIES
                             INSIDE THE BACK COVER.
                    -----------------------------------------

                                [GRAPHIC OMITTED]

                                                              RYDEX SERIES FUNDS
                                        H-CLASS SHARES PROSPECTUS AUGUST 1, 2007

                                                            ESSENTIAL PORTFOLIOS
                                           ESSENTIAL PORTFOLIO CONSERVATIVE FUND
                                               ESSENTIAL PORTFOLIO MODERATE FUND
                                             ESSENTIAL PORTFOLIO AGGRESSIVE FUND

                                                         [LOGO] RYDEXINVESTMENTS
                                                 ESSENTIAL FOR MODERN MARKETS(R)

The U.S. Securities and Exchange Commission has not approved or disapproved the Trust's shares or passed upon the accuracy or adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

                               [GRAPHIC OMITTED]

TABLE OF CONTENTS
--------------------------------------------------------------------------------

ESSENTIAL PORTFOLIOS .....................................................     2

   ESSENTIAL PORTFOLIO CONSERVATIVE FUND .................................     4

   ESSENTIAL PORTFOLIO MODERATE FUND .....................................     6

   ESSENTIAL PORTFOLIO AGGRESSIVE FUND ...................................     8

PRINCIPAL RISKS OF INVESTING IN THE FUNDS ................................    10

DESCRIPTIONS OF PRINCIPAL RISKS ..........................................    11

FUND PERFORMANCE .........................................................    26

FUND FEES AND EXPENSES ...................................................    26

MORE INFORMATION ABOUT THE FUNDS .........................................    28

BENCHMARKS AND INVESTMENTS ...............................................    28

SHAREHOLDER INFORMATION ..................................................    38

TRANSACTION INFORMATION ..................................................    39

BUYING FUND SHARES .......................................................    41

SELLING FUND SHARES ......................................................    45

EXCHANGING FUND SHARES ...................................................    47

RYDEX ACCOUNT POLICIES ...................................................    49

DISTRIBUTION AND SHAREHOLDER SERVICES ....................................    54

DIVIDENDS AND DISTRIBUTIONS ..............................................    55

TAX INFORMATION ..........................................................    55

MANAGEMENT OF THE FUNDS ..................................................    57

FINANCIAL HIGHLIGHTS .....................................................    60

ADDITIONAL INFORMATION ...................................................    62

                      --------------------------------------
                      PLEASE SEE THE RYDEX PRIVACY POLICIES
                             INSIDE THE BACK COVER.
                      --------------------------------------

                               [GRAPHIC OMITTED]

                                                                    PROSPECTUS 1

                               RYDEX SERIES FUNDS
                                 H-CLASS SHARES

            9601 BLACKWELL ROAD, SUITE 500, ROCKVILLE, MARYLAND 20850
             800.820.0888 o 301.296.5100 o WWW.RYDEXINVESTMENTS.COM

Rydex Series Funds (the "Trust") is a mutual fund complex offering a number of professionally managed investment portfolios (funds) that are grouped into several categories according to each fund's investment strategy. This Prospectus describes H-Class Shares of the Essential Portfolio Conservative Fund, the Essential Portfolio Moderate Fund and the Essential Portfolio Aggressive Fund (each a "Fund" and collectively, the "Funds" or "EP Funds").

H-Class Shares of the Funds are sold principally to clients of professional money managers ("financial intermediaries") and to investors who take part in certain asset allocation investment programs. Investors may exchange shares of the Funds through your financial intermediary or directly through the Rydex web site - www.rydexinvestments.com - or over the phone. Unlike most other Rydex Funds, the Funds are intended for long-term investment purposes only, and are not suitable for purchase by active investors.

RISKS OF INVESTING IN THE FUNDS

The value of the Funds may fluctuate. In addition, Fund shares:

      o     MAY DECLINE IN VALUE, AND YOU MAY LOSE MONEY

      o     ARE NOT FEDERALLY INSURED

      o     ARE NOT GUARANTEED BY ANY GOVERNMENT AGENCY

      o     ARE NOT BANK DEPOSITS

      o     ARE NOT GUARANTEED TO ACHIEVE THEIR OBJECTIVES

                               [GRAPHIC OMITTED]

2

ESSENTIAL PORTFOLIOS
--------------------------------------------------------------------------------

INVESTMENT OBJECTIVES

Each Fund is a "fund of funds," which means that each Fund seeks to achieve its investment objective by investing primarily in other Rydex mutual funds (the "underlying funds") instead of in individual securities. The Funds charge their own expenses and also indirectly bear a proportionate share of the underlying funds' expenses.

In managing the EP Funds, Rydex Investments (the "Advisor") uses many of the tenets of ESSENTIAL PORTFOLIO THEORY ("EPT"), an investment theory developed by the Advisor. The theory is based upon a disciplined and diversified approach to investing that attempts to take into account the various factors that influence today's financial markets.

Each Fund seeks to achieve its investment objective by investing in underlying funds that in turn, invest in equity, fixed-income, money market instruments and alternative asset classes, such as real estate and commodities, and alternative investment strategies, such as absolute return, leveraged and sector-based strategies (alternative asset classes and alternative investment strategies are, collectively, "alternative"). Typically, the greater the equity allocation, the greater the risk associated with a Fund and the increased likelihood that the Fund is suitable for investors who have longer time horizons and seek to maximize long-term returns at the risk of short or long-term losses.

The EP Funds offer three choices for different investment styles in accordance with different target risks. Before investing in the Funds, you should consider your personal investment objectives, tolerance for risk, financial circumstances, and preferred investment horizon.

The following table indicates each Fund's typical target allocation and risk, which is how each Fund's investments will be generally allocated among the major asset classes over the long term. It is possible that each Fund's target allocation may differ from these ranges, depending on market conditions or other factors.

                               [GRAPHIC OMITTED]

                                                                    PROSPECTUS 3

-----------------------------------------------------------------------------
FUND                                    TARGET RISK   TARGET ALLOCATION RANGE
-----------------------------------------------------------------------------
ESSENTIAL PORTFOLIO CONSERVATIVE FUND   Low
-----------------------------------------------------------------------------
   Equity                                             20-50%
-----------------------------------------------------------------------------
   Fixed-Income/Money Market                          20-60%
-----------------------------------------------------------------------------
   Alternative                                        0-30%
-----------------------------------------------------------------------------
ESSENTIAL PORTFOLIO MODERATE FUND       Medium
-----------------------------------------------------------------------------
   Equity                                             30-70%
-----------------------------------------------------------------------------
   Fixed-Income/Money Market                          5-25%
-----------------------------------------------------------------------------
   Alternative                                        0-35%
-----------------------------------------------------------------------------
ESSENTIAL PORTFOLIO AGGRESSIVE FUND     High
-----------------------------------------------------------------------------
   Equity                                             40-80%
-----------------------------------------------------------------------------
   Fixed-Income/Money Market                          0-15%
-----------------------------------------------------------------------------
   Alternative                                        0-40%
-----------------------------------------------------------------------------

Each underlying fund has risks associated with it as described in this Prospectus. You may also request an underlying fund's prospectus or statement of additional information by calling Rydex Client Services at 800.820.0888 or 301.296.5406, or visiting www.rydexinvestments.com, or visiting the U.S. Securities and Exchange Commission's website at www.sec.gov.

                               [GRAPHIC OMITTED]

4

ESSENTIAL PORTFOLIO
CONSERVATIVE FUND
--------------------------------------------------------------------------------
H-CLASS (RYEPX)

FUND OBJECTIVE

The Essential Portfolio Conservative Fund's objective is to primarily seek preservation of capital and, secondarily, to seek long-term growth of capital. The Fund may be appropriate for investors who:

      o     Have a low risk tolerance

      o     Primarily seek preservation of capital from their investment

PRINCIPAL INVESTMENT STRATEGY

The Fund seeks to achieve its investment objective by investing principally in a diversified portfolio of underlying funds that represent traditional asset classes, such as stocks, bonds and money market securities, a broad range of alternative assets, such as real estate investment trusts and commodity-related securities, and alternative investment strategies, such as absolute return, leveraged, and sector-based strategies, in an attempt to improve risk-adjusted returns and lower portfolio volatility. The Fund will typically have a conservative allocation to underlying funds that invest in stocks, and a greater allocation to underlying funds that invest in bonds and money market securities as compared to other EP Funds.

The Fund may invest in, and thus have indirect exposure to the risks of, the following underlying funds (please note that the Advisor may change the Fund's asset class allocation, the underlying funds, or weightings without shareholder notice):

      o Domestic Equity and Domestic Equity-Style Funds: Large-Cap Growth, Large-Cap Value, Mid-Cap Growth, Mid-Cap Value, Multi-Cap Core Equity, Sector Rotation, Small-Cap Growth and Small-Cap Value Funds

      o Fixed-Income and Money Market Funds: Government Long Bond 1.2x Strategy and U.S. Government Money Market Funds

      o International Equity Funds: Europe 1.25x Strategy and Japan 1.25x Strategy Funds

      o Alternative Investment Funds: Absolute Return Strategies, Hedged Equity, Real Estate and Commodities Strategy Funds

The Fund may also invest in exchange-traded funds (ETFs) to complement its investment in the underlying funds if there are asset classes not covered by the underlying funds or to better manage cash positions.

                                [GRAPHIC OMITTED]

                                                                    PROSPECTUS 5

PRINCIPAL RISKS

The Essential Portfolio Conservative Fund is subject to a number of risks that may affect the value of its shares, including:

      o     Active Trading Risk

      o     Commodity-Linked Derivative Investment Risk

      o     Conflicts of Interest Risk

      o     Counterparty Credit Risk

      o     Depositary Receipt Risk

      o     Derivatives Risk

      o     Early Closing Risk

      o     Energy Sector Concentration Risk

      o     Fixed Income Risk

      o     Foreign Currency Risk

      o     Foreign Securities Risk

      o     Fund of Funds Risk

      o     Geographic Concentration in Europe Risk

      o     Geographic Concentration in Japan Risk

      o     High Yield Risk

      o     Industry Concentration Risk

      o     Interest Rate Risk

      o     Investment in Investment Companies Risk

      o     Investment Style Risk

      o     Large-Capitalization Securities Risk

      o     Leveraging Risk

      o     Market Risk

      o     Non-Diversification Risk

      o     Portfolio Turnover Risk

      o     Real Estate Sector Concentration Risk

      o     Short Sales Risk

      o     Small-Capitalization and Mid-Capitalization Securities Risk

      o     Stable Price Per Share Risk

      o     Tax Risk

      o     Tracking Error Risk

      o     Trading Halt Risk

Please see "Descriptions of Principal Risks" on page 11 for a discussion of each of the principal risks that apply to the Fund.

                                [GRAPHIC OMITTED]

6

ESSENTIAL PORTFOLIO
MODERATE FUND
--------------------------------------------------------------------------------
H-CLASS (RYMLX)

FUND OBJECTIVE

The Essential Portfolio Moderate Fund's objective is to primarily seek growth of capital and, secondarily, to seek preservation of capital.

The Fund may be appropriate for investors who:

      o     Have a moderate risk tolerance

      o     Primarily seek growth from their investment

      o Are willing to bear possible short-term price fluctuations in exchange for potentially higher returns over time

PRINCIPAL INVESTMENT STRATEGY

The Fund seeks to achieve its investment objective by investing principally in a diversified portfolio of underlying funds that represent traditional asset classes, such as stocks, bonds and money market securities, a broad range of alternative assets, such as real estate investment trusts and commodity-related securities, and alternative investment strategies, such as absolute return, leveraged, and sector-based strategies, in an attempt to improve risk-adjusted returns and lower portfolio volatility. The Fund will typically have a moderate allocation to underlying funds that invest in stocks, and a moderate allocation to underlying funds that invest in bonds as compared to other EP Funds.

The Fund may invest in, and thus have indirect exposure to the risks of, the following underlying funds (please note that the Advisor may change the Fund's asset class allocation, the underlying funds, or weightings without shareholder notice):

      o Domestic Equity and Domestic Equity-Style Funds: Russell 2000(R) 2x Strategy, Large-Cap Growth, Large-Cap Value, Mid-Cap 1.5x Strategy, Mid-Cap Growth, Mid-Cap Value, Multi-Cap Core Equity, OTC, Nova, Russell 2000(R) 1.5x Strategy, Sector Rotation, Small-Cap Growth and Small-Cap Value Funds

      o     Fixed-Income Fund: Government Long Bond 1.2x Strategy Fund

      o International Equity Funds: Europe 1.25x Strategy and Japan 1.25x Strategy Funds

      o Alternative Investment Funds: Absolute Return Strategies, Hedged Equity, Real Estate and Commodities Strategy Funds

The Fund may also invest in ETFs to complement its investment in the underlying funds if there are asset classes not covered by the underlying funds or to better manage cash positions.

                               [GRAPHIC OMITTED]

                                                                    PROSPECTUS 7

PRINCIPAL RISKS

The Essential Portfolio Moderate Fund is subject to a number of risks that may affect the value of its shares, including:

      o     Active Trading Risk

      o     Commodity-Linked Derivative Investment Risk

      o     Conflicts of Interest Risk

      o     Counterparty Credit Risk

      o     Depositary Receipt Risk

      o     Derivatives Risk

      o     Early Closing Risk

      o     Energy Sector Concentration Risk

      o     Fixed Income Risk

      o     Foreign Currency Risk

      o     Foreign Securities Risk

      o     Fund of Funds Risk

      o     Geographic Concentration in Europe Risk

      o     Geographic Concentration in Japan Risk

      o     High Yield Risk

      o     Industry Concentration Risk

      o     Investment in Investment Companies Risk

      o     Investment Style Risk

      o     Large-Capitalization Securities Risk

      o     Leveraging Risk

      o     Market Risk

      o     Non-Diversification Risk

      o     Portfolio Turnover Risk

      o     Real Estate Sector Concentration Risk

      o     Short Sales Risk

      o     Small-Capitalization and Mid-Capitalization Securities Risk

      o     Tax Risk

      o     Technology Sector Concentration Risk

      o     Tracking Error Risk

      o     Trading Halt Risk

Please see "Descriptions of Principal Risks" on page 11 for a discussion of each of the principal risks that apply to the Fund.

                               [GRAPHIC OMITTED]

8

ESSENTIAL PORTFOLIO
AGGRESSIVE FUND
--------------------------------------------------------------------------------
H - CLASS (RYGHX)

FUND OBJECTIVE

The Essential Portfolio Aggressive Fund's objective is to primarily seek growth of capital.

      o     The Fund may be appropriate for investors who:

      o     Have an aggressive risk tolerance

      o     Primarily seek growth from their investment

      o Seek to maximize long-term returns with the ability to accept possible significant short or long-term losses

PRINCIPAL INVESTMENT STRATEGY

The Fund seeks to achieve its investment objective by investing principally in a diversified portfolio of underlying funds that represent traditional asset classes, such as stocks, bonds and money market securities, a broad range of alternative assets, such as real estate investment trusts and commodity-related securities, and alternative investment strategies, such as absolute return, leveraged, and sector-based strategies, in an attempt to improve risk-adjusted returns and lower portfolio volatility. The Fund will typically have an aggressive allocation to underlying funds that invest in stocks, and a lower allocation to underlying funds that invest in bonds as compared to other EP Funds.

The Fund may invest in, and thus have indirect exposure to the risks of, the following underlying funds (please note that the Advisor may change the Fund's asset class allocation, the underlying funds, or weightings without shareholder notice):

      o Domestic Equity and Domestic Equity-Style Funds: OTC 2x Strategy, Russell 2000(R) 2x Strategy, S&P 500 2x Strategy, Large-Cap Growth, Large-Cap Value, Mid-Cap 1.5x Strategy, Mid-Cap Growth, Mid-Cap Value, Multi-Cap Core Equity, Russell 2000(R) 1.5x Strategy, Sector Rotation, Small-Cap Growth and Small-Cap Value Funds

      o     Fixed-Income Fund: Government Long Bond 1.2x Strategy Fund

      o International Equity Funds: Europe 1.25x Strategy and Japan 1.25x Strategy Funds

      o Alternative Investment Funds: Absolute Return Strategies, Hedged Equity, Real Estate and Commodities Strategy Funds

The Fund may also invest in ETFs to complement its investment in the underlying funds if there are asset classes not covered by the underlying funds or to better manage cash positions.

                               [GRAPHIC OMITTED]

                                                                    PROSPECTUS 9

PRINCIPAL RISKS

The Essential Portfolio Aggressive Fund is subject to a number of risks that may affect the value of its shares, including:

      o     Active Trading Risk

      o     Commodity-Linked Derivative Investment Risk

      o     Conflicts of Interest Risk

      o     Counterparty Credit Risk

      o     Depositary Receipt Risk

      o     Derivatives Risk

      o     Early Closing Risk

      o     Energy Sector Concentration Risk

      o     Fixed Income Risk

      o     Foreign Currency Risk

      o     Foreign Securities Risk

      o     Fund of Funds Risk

      o     Geographic Concentration in Europe Risk

      o     Geographic Concentration in Japan Risk

      o     High Yield Risk

      o     Industry Concentration Risk

      o     Investment in Investment Companies Risk

      o     Investment Style Risk

      o     Large-Capitalization Securities Risk

      o     Leveraging Risk

      o     Market Risk

      o     Non-Diversification Risk

      o     Portfolio Turnover Risk

      o     Real Estate Sector Concentration Risk

      o     Short Sales Risk

      o     Small-Capitalization and Mid-Capitalization Securities Risk

      o     Tax Risk

      o     Technology Sector Concentration Risk

      o     Tracking Error Risk

      o     Trading Halt Risk

Please see "Descriptions of Principal Risks" on page 11 for a discussion of each of the principal risks that apply to the Fund.

                               [GRAPHIC OMITTED]

10

PRINCIPAL RISKS OF INVESTING IN
THE FUNDS
--------------------------------------------------------------------------------

As indicated below, the Funds are subject to a number of risks that may affect the value of the Funds' shares. Please see "Descriptions of Principal Risks" immediately following the table for more detailed information about the principal risks of the Funds.

--------------------------------------------------------------------------------------------------------------
                                               ESSENTIAL PORTFOLIO   ESSENTIAL PORTFOLIO   ESSENTIAL PORTFOLIO
                                                CONSERVATIVE FUND      MODERATE FUND         AGGRESSIVE FUND
--------------------------------------------------------------------------------------------------------------
Active Trading Risk                                     X                     X                     X
--------------------------------------------------------------------------------------------------------------
Commodity-Linked Derivative Investment Risk             X                     X                     X
--------------------------------------------------------------------------------------------------------------
Conflicts of Interest Risk                              X                     X                     X
--------------------------------------------------------------------------------------------------------------
Counterparty Credit Risk                                X                     X                     X
--------------------------------------------------------------------------------------------------------------
Depositary Receipt Risk                                 X                     X                     X
--------------------------------------------------------------------------------------------------------------
Derivatives Risk                                        X                     X                     X
--------------------------------------------------------------------------------------------------------------
Early Closing Risk                                      X                     X                     X
--------------------------------------------------------------------------------------------------------------
Energy Sector Concentration Risk                        X                     X                     X
--------------------------------------------------------------------------------------------------------------
Fixed Income Risk                                       X                     X                     X
--------------------------------------------------------------------------------------------------------------
Foreign Currency Risk                                   X                     X                     X
--------------------------------------------------------------------------------------------------------------
Foreign Securities Risk                                 X                     X                     X
--------------------------------------------------------------------------------------------------------------
Fund of Funds Risk                                      X                     X                     X
--------------------------------------------------------------------------------------------------------------
Geographic Concentration in Europe Risk                 X                     X                     X
--------------------------------------------------------------------------------------------------------------
Geographic Concentration in Japan Risk                  X                     X                     X
--------------------------------------------------------------------------------------------------------------
High Yield Risk                                         X                     X                     X
--------------------------------------------------------------------------------------------------------------
Industry Concentration Risk                             X                     X                     X
--------------------------------------------------------------------------------------------------------------
Interest Rate Risk                                      X                     X                     X
--------------------------------------------------------------------------------------------------------------
Investment in Investment Companies Risk                 X                     X                     X
--------------------------------------------------------------------------------------------------------------
Investment Style Risk                                   X                     X                     X
--------------------------------------------------------------------------------------------------------------
Large-Capitalization Securities Risk                    X                     X                     X
--------------------------------------------------------------------------------------------------------------
Leveraging Risk                                         X                     X                     X
--------------------------------------------------------------------------------------------------------------
Market Risk                                             X                     X                     X
--------------------------------------------------------------------------------------------------------------
Non-Diversification Risk                                X                     X                     X
--------------------------------------------------------------------------------------------------------------
Portfolio Turnover Risk                                 X                     X                     X
--------------------------------------------------------------------------------------------------------------
Real Estate Sector Concentration Risk                   X                     X                     X
--------------------------------------------------------------------------------------------------------------
Short Sales Risk                                        X                     X                     X
--------------------------------------------------------------------------------------------------------------
Small-Capitalization and Mid-Capitalization
Securities Risk                                         X                     X                     X
--------------------------------------------------------------------------------------------------------------
Stable Price Per Share Risk                             X
--------------------------------------------------------------------------------------------------------------
Tax Risk                                                X                     X                     X
--------------------------------------------------------------------------------------------------------------
Technology Sector Concentration Risk                                          X                     X
--------------------------------------------------------------------------------------------------------------
Tracking Error Risk                                     X                     X                     X
--------------------------------------------------------------------------------------------------------------
Trading Halt Risk                                       X                     X                     X
--------------------------------------------------------------------------------------------------------------

                               [GRAPHIC OMITTED]

                                                                   PROSPECTUS 11

DESCRIPTIONS OF PRINCIPAL RISKS
--------------------------------------------------------------------------------

ACTIVE TRADING RISK - The Fund may invest in certain underlying funds in which a significant portion of the underlying funds' assets come from investors who take part in certain strategic and tactical asset allocation programs. These programs often recommend frequent trading of underlying fund shares to take advantage of anticipated changes in market conditions. Therefore, the Advisor anticipates that investors who take part in these programs may frequently redeem or exchange shares of the underlying funds, which may cause the underlying funds to experience high portfolio turnover. High portfolio turnover may result in the underlying funds paying higher levels of transaction costs and generating greater tax liabilities for shareholders, including shareholders of the Fund. In addition, large movements of assets into and out of the underlying funds may negatively impact the underlying funds', and thus the Fund's, ability to achieve their respective investment objectives. In certain circumstances, the underlying funds', and thus the Fund's, expense ratios may vary from current estimates or the historical ratio disclosed in this Prospectus and each underlying fund's prospectus.

COMMODITY-LINKED DERIVATIVE INVESTMENT RISK - The Fund may invest in the Commodities Strategy Fund. The Commodities Strategy Fund's exposure to the commodities markets may subject the Commodities Strategy Fund, and thus the Fund, to greater volatility than investments in traditional securities. Because the value of a commodity-linked derivative investment typically is based upon the price movements of a physical commodity (such as heating oil, livestock, or agricultural products), a commodity futures contract or commodity index, or some other readily measurable economic variable, the value of commodity-linked derivative instruments may be affected by changes in overall market movements, volatility of the underlying benchmark, changes in interest rates, or factors affecting a particular industry or commodity, such as drought, floods, weather, livestock disease, embargoes, tariffs and international economic, political and regulatory developments.

      INDEX-LINKED AND COMMODITY-LINKED "STRUCTURED" SECURITIES - The Commodities Strategy Fund invests in derivative instruments with principal and/or coupon payments linked to the value of commodities, commodity futures contracts, or the performance of commodity indices, such as the S&P GSCI(TM) Commodity Index. These are "commodity-linked" or "index-linked" securities. They are sometimes referred to as "structured securities" because the terms of the instrument may be structured by the issuer of the security and the purchaser of the security, such as the Fund. These securities may be issued by banks, brokerage firms, insurance companies and other corporations.

                               [GRAPHIC OMITTED]

12

      The value of these securities will rise or fall in response to changes in the underlying commodity or related index or investment. These securities expose the Commodities Strategy Fund, and thus the Fund, economically to movements in commodity prices. In addition to commodity price risk, the securities also are subject to credit and interest rate risks that in general affect the values of debt securities. Therefore, at maturity, the Commodities Strategy Fund may receive more or less principal than it originally invested. The Commodities Strategy Fund might receive interest payments that are more or less than the stated coupon interest payments.

      STRUCTURED NOTE RISK - The Commodities Strategy Fund intends to invest in commodity currency and financial-linked structured notes to a significant extent. Commodity-linked structured notes provide exposure, which may include long and/or short exposure, to the investment returns of "real assets" (I.E., assets that have tangible properties such as oil, gold and silver) that trade in the commodities markets without investing directly in physical commodities. The performance of these notes is determined by the price movement of the commodities underlying the note. Currency and financial-linked structured notes provide exposure to the investment returns of currencies and financial instruments. A highly liquid secondary market may not exist for the structured notes, and there can be no assurance that one will develop. However, on April 10, 2006, Rydex received a private letter ruling from the IRS that concluded that commodity-linked structured notes will produce qualifying income for a regulated investment company under the Internal Revenue Code of 1986, as amended. Consequently, the Advisor believes that other mutual funds may increase their investment in commodity-linked structured notes leading to the creation and maintenance of a more liquid secondary market.

CONFLICTS OF INTEREST RISK - In managing the Fund, the Advisor will have the authority to select and substitute underlying funds. The Advisor is subject to conflicts of interest in doing so and in allocating Fund assets among the various underlying funds, both because the fees payable to it by some underlying funds may be higher than the fees payable by other underlying funds and because the Advisor is also responsible for managing each of the underlying funds. The Advisor is legally obligated to disregard the fees payable by underlying funds when making investment decisions. The Trustees and officers of the Fund are also Trustees and officers of the underlying funds and thus may have conflicting interests in fulfilling their fiduciary duties to both the Fund and the underlying funds.

COUNTERPARTY CREDIT RISK - The Fund may invest in certain underlying funds that invest in financial instruments involving counterparties for the pur-

                                [GRAPHIC OMITTED]

                                                                   PROSPECTUS 13

pose of attempting to gain exposure to a particular group of securities or asset class without actually purchasing those securities or investments, or to hedge a position. Such financial instruments include, but are not limited to, total return, index, interest rate, and credit default swap agreements, and in the case of the Commodities Strategy Fund, structured notes. The Fund will use short-term counterparty agreements to exchange the returns (or differentials in rates of return) earned or realized in particular predetermined investments or instruments. The Fund will not enter into any agreement involving a counterparty unless the Advisor believes that the other party to the transaction is creditworthy. The use of swap agreements and structured notes involves risks that are different from those associated with ordinary portfolio securities transactions. For example, the Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty. If a counterparty defaults on its payment obligations to the Fund, this default will cause the value of your investment in the Fund to decrease. In addition, the Fund may enter into swap agreements with a limited number of counterparties, and the Commodities Strategy Fund may invest in commodity-linked structured notes issued by a limited number of issuers that will act as counterparties, which may increase the Fund's exposure to counterparty credit risk. Swap agreements also may be considered to be illiquid.

      CREDIT DEFAULT SWAP RISK - The Absolute Return Strategies Fund may enter into credit default swap agreements. A credit default swap agreement is an agreement between two parties: a buyer of credit protection and a seller of credit protection. The Fund may be either the buyer of credit protection against a designated event of default, restructuring or other credit related event (each a "Credit Event") or the seller of credit protection in a credit default swap. The buyer in a credit default swap agreement is obligated to pay the seller a periodic stream of payments over the term of the swap agreement. If no Credit Event occurs, the seller of credit protection will have received a fixed rate of income throughout the term of the swap agreement. If a Credit Event occurs, the seller of credit protection must pay the buyer of credit protection the full notional value of the reference obligation through either physical settlement or cash settlement. If no Credit Event occurs, the buyer of credit protection will have made a series of periodic payments through the term of the swap agreement. However, if a Credit Event occurs, the buyer of credit protection will receive the full notional value of the reference obligation either through physical settlement or cash settlement from the seller of credit protection. A credit default swap may involve greater risks than if the Funds invested directly in the underlying reference obligations. For example, a credit default swap may increase a Fund's credit risk because it has

                                [GRAPHIC OMITTED]

14

      exposure to both the issuer of the underlying reference obligation and the counterparty to the credit default swap. In addition, credit default swap agreements may be difficult to value depending on whether an active market exists for the credit default swaps in which the Fund invests.

DEPOSITARY RECEIPT RISK - The Fund may invest in certain underlying funds that may hold the securities of non-U.S. companies in the form of American Depositary Receipts ("ADRs"). The underlying securities of the ADRs in which the underlying funds invest are usually denominated or quoted in currencies other than the U.S. Dollar. As a result, changes in foreign currency exchange rates may affect the value of the underlying fund's portfolio. Generally, when the U.S. Dollar rises in value against a foreign currency, a security denominated in that currency loses value because the currency is worth fewer U.S. Dollars. In addition, because the underlying securities of ADRs trade on foreign exchanges at times when the U.S. markets are not open for trading, the value of the securities underlying the ADRs may change materially at times when the U.S. markets are not open for trading, regardless of whether there is an active U.S. market for shares of the underlying fund. Investments in the underlying foreign securities may involve risks not typically associated with investing in U.S. companies. Foreign securities markets generally have less trading volume and less liquidity than U.S. markets, and prices in some foreign markets can be extremely volatile due to increased risks of adverse issuer, political, regulatory, market, or economic developments. Many foreign countries lack accounting and disclosure standards comparable to those that apply to U.S. companies, and it may be more difficult to obtain reliable information regarding a foreign issuer's financial condition and operations. In addition, transaction costs and costs associated with custody services are generally higher for foreign securities than they are for U.S. securities.

DERIVATIVES RISK - The Fund may invest in underlying funds (except for the U.S. Government Money Market Fund) that may invest a percentage of their assets in derivatives, such as futures and options contracts, to pursue their investment objectives. The use of such derivatives may expose the underlying funds to additional risks that they would not be subject to if they invested directly in the securities underlying those derivatives. The underlying funds may use futures contracts and related options for bona fide hedging purposes to offset changes in the value of securities held or expected to be acquired. They may also be used to gain exposure to a particular market or instrument, to create a synthetic money market position, and for certain other tax-related purposes. The underlying funds will only enter into futures contracts traded on a national futures exchange or board of trade. Futures and options contracts are described in more detail below:

                                [GRAPHIC OMITTED]

                                                                   PROSPECTUS 15

      FUTURES CONTRACTS - Futures contracts and options on futures contracts provide for the future sale by one party and purchase by another party of a specified amount of a specific security at a specified future time and at a specified price. An option on a futures contract gives the purchaser the right, in exchange for a premium, to assume a position in a futures contract at a specified exercise price during the term of the option. Index futures are futures contracts for various indices that are traded on registered securities exchanges.

      OPTIONS - The buyer of an option acquires the right to buy (a call option) or sell (a put option) a certain quantity of a security (the underlying security) or instrument at a certain price up to a specified point in time. The seller or writer of an option is obligated to sell (a call option) or buy (a put option) the underlying security. When writing (selling) call options on securities, the underlying funds may cover their positions by owning the underlying security on which an option is written or by owning a call option on the underlying security. Alternatively, the underlying funds may cover their positions by maintaining, in a segregated account, cash or liquid securities equal in value to the exercise price of the call options written by the underlying funds.

      The risks associated with the underlying funds' use of futures and options contracts include:

      o The underlying funds experiencing losses that exceed losses experienced by funds that do not use futures contracts and options.

      o There may be an imperfect correlation between the changes in market value of the securities held by underlying funds and the prices of futures and options on futures.

      o Although the underlying funds will only purchase exchange-traded futures, due to market conditions there may not always be a liquid secondary market for a futures contract. As a result, the underlying funds may be unable to close out their futures contracts at a time which is advantageous.

      o Trading restrictions or limitations may be imposed by an exchange, and government regulations may restrict trading in futures contracts and options.

      o Because option premiums paid or received by the underlying funds are small in relation to the market value of the investments underlying the options, buying and selling put and call options can be more speculative than investing directly in securities.

EARLY CLOSING RISK - The normal close of trading of securities listed on Nasdaq and the NYSE is 4:00 p.m., Eastern Time. Unanticipated early closings

                                [GRAPHIC OMITTED]

16

of securities exchanges and other financial markets may result in the Fund's or an underlying fund's (except for the U.S. Government Money Market Fund) inability to buy or sell securities or other financial instruments on that day. If an exchange or market closes early on a day when the Fund or an underlying fund (except for the U.S. Government Money Market Fund) needs to execute a high volume of trades late in a trading day, the Fund or an underlying fund might incur substantial trading losses.

ENERGY SECTOR CONCENTRATION RISK - The Fund may invest in the Commodities Strategy Fund. The Commodities Strategy Fund is subject to the risk that energy sector commodities that the Commodities Strategy Fund purchases will underperform the market as a whole either by declining in value or failing to perform as well. To the extent that the Commodities Strategy Fund's investments are concentrated in the same economic sector, the Commodities Strategy Fund is subject to legislative or regulatory changes, adverse market conditions and/or increased competition affecting that economic sector. The prices of energy sector commodities may fluctuate widely due to changes in value, which depend largely on the price and supply of energy fuels, international political events relating to oil producing countries, energy conservation, the success of exploration projects, and tax and other governmental regulatory policies.

FIXED INCOME RISK - The Fund may invest in underlying funds that may invest in fixed income securities or related investments. The market value of fixed income investments, and financial instruments related to those fixed income investments, will change in response to interest rate changes and other factors, such as changes in the effective maturities and credit ratings of fixed income investments. During periods of falling interest rates, the values of outstanding fixed income securities generally rise. Falling interest rates may cause an issuer to redeem or "call" a security before its stated maturity, which may result in an underlying fund having to reinvest the proceeds in lower yielding securities. Conversely, during periods of rising interest rates, the values of such securities and related financial instruments generally decline. While securities with longer maturities tend to produce higher yields, the prices of longer maturity securities are also subject to greater market fluctuations as a result of changes in interest rates. Fixed income investments are also subject to credit risk, which is the possibility that the credit strength of an issuer will weaken and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default.

FOREIGN CURRENCY RISK - The Fund may invest in underlying funds that may invest in securities denominated in foreign currencies. As a result, the Fund's investment in such underlying funds is subject to currency risk. Currency risks include the following:

                                [GRAPHIC OMITTED]

                                                                   PROSPECTUS 17

      o The value of an underlying fund's assets measured in U.S. Dollars may be affected by changes in currency exchange rates and exchange control regulations.

      o An underlying fund may incur transaction costs in connection with conversions between various currencies.

Under normal circumstances, neither the underlying funds nor the Fund plan to hedge against the risks of variation in currency exchange rates relative to the U.S. Dollar. As a result, the value of securities denominated in foreign currencies can change significantly when foreign currencies strengthen or weaken relative to the U.S. Dollar.

FOREIGN SECURITIES RISK - The Fund may invest in underlying funds that invest in securities of foreign companies. Investing in securities of foreign companies, or in financial instruments that are linked to the performance of foreign issuers, may involve risks not typically associated with investing in U.S. companies. The value of securities denominated in foreign currencies, and of dividends from such securities, can change significantly when foreign currencies strengthen or weaken relative to the U.S. Dollar. Foreign securities markets generally have less trading volume and less liquidity than U.S. markets, and prices in some foreign markets can be volatile due to increased risks of adverse issuer, political, regulatory, market, or economic developments. Many foreign countries lack accounting and disclosure standards comparable to those that apply to U.S. companies, and it may be more difficult to obtain reliable information regarding a foreign issuer's financial condition and operations. Transaction costs and costs associated with custody services are generally higher for foreign securities than they are for U.S. securities. Some foreign governments levy withholding taxes against dividend and interest income. Although in some countries portions of these taxes are recoverable, the non-recovered portion will reduce the income received by the underlying funds.

FUND OF FUNDS RISK - The Fund is subject to fund of funds risk. By investing in the underlying funds indirectly through one of the Funds, an investor will incur not only a proportionate share of the expenses of the underlying funds held by the Fund (including operating costs and management fees), but also expenses of the Fund. Consequently, an investment in the Fund entails more direct and indirect expenses than a direct investment in the underlying funds. In order to minimize these expenses, the Fund intends to invest in the class of shares of each underlying fund with the lowest shareholder fees and net fund operating expenses.

In addition, an underlying fund may buy the same securities that another underlying fund sells. If this happens, an investor in the Fund would indirectly bear the costs of these trades without accomplishing any investment purpose.

                                [GRAPHIC OMITTED]

18

Also, the Fund investor may receive taxable gains from portfolio transactions by the underlying funds, as well as taxable gains from the Fund's transactions in shares of the underlying funds. In addition, certain of the underlying funds may hold common portfolio positions, thereby reducing the diversification benefits of an asset allocation style. Because the Fund invests most of its assets in underlying Rydex Funds, the Fund's investment performance is directly related to the performance of those underlying funds. The performance of those underlying funds, in turn, depends upon the performance of the securities in which they invest.

GEOGRAPHIC CONCENTRATION IN EUROPE RISK - Because a significant portion of the assets of the Europe 1.25x Strategy Fund are invested in a specific geographical region, the value of its investments and the net asset value of the Fund could decline more dramatically as a result of adverse events affecting Europe. In addition, countries in Europe may be significantly affected by the tight fiscal and monetary controls of the European Economic and Monetary Union (EMU).

GEOGRAPHIC CONCENTRATION IN JAPAN RISK - Targeting Japan could hurt the Fund's performance if Japan's economy performs poorly as a result of political and economic conditions that affect the Japanese market. Japanese economic growth has weakened after the sharp collapse of the stock market in the 1990's and the current economic condition remains uncertain. Japanese stocks tend to be more volatile than their U.S. counterparts, for reasons ranging from political and economic uncertainties, to a higher risk that essential information may be incomplete or erroneous. The Japan 1.25x Strategy Fund, and thus the Fund, may be more volatile than a geographically diversified equity fund.

HIGH YIELD RISK - The Fund may invest in the Absolute Return Strategies Fund, which may invest in high yield securities and unrated securities of similar credit quality (commonly known as "junk bonds"). High yield securities and junk bonds may be subject to greater levels of interest rate, credit and liquidity risk than funds that do not invest in such securities, and are considered predominantly speculative with respect to an issuer's continuing ability to make principal and interest payments. The value of these securities often fluctuates in response to company, political, or economic developments and declines significantly over short periods of time or during periods of general economic difficulty. An economic downturn or period of rising interest rates could adversely affect the market for these securities and reduce the Absolute Return Strategies Fund's ability to sell these securities (liquidity risk). These securities can also be thinly traded or have restrictions on resale, making them difficult to sell at an acceptable price. If the issuer of a security is in default with respect to

                                [GRAPHIC OMITTED]

                                                                   PROSPECTUS 19

interest or principal payments, the Absolute Return Strategies Fund and the Fund may lose their entire respective investments.

INDUSTRY CONCENTRATION RISK - None of the underlying funds will invest 25% or more of the value of its total assets in the securities of one or more issuers conducting their principal business activities in the same industry or group of industries; except that, to the extent the index underlying the underlying fund's benchmark is concentrated in a particular industry, the underlying fund will necessarily be concentrated in that industry. Currently, the index underlying the Commodities Strategy Fund's, OTC Fund's, OTC 2x Strategy Fund's, and Real Estate Fund's benchmark is concentrated in a specific market sector. The risk of concentrating underlying fund investments in a limited number of issuers conducting business in the same industry or group of industries is that the underlying fund will be more susceptible to the risks associated with that industry or group of industries than a fund that does not concentrate its investments. The underlying fund's investments in specific market sectors are subject to legislative or regulatory changes, adverse market conditions and/or increased competition affecting that economic sector. The prices of the securities of technology companies may fluctuate widely due to competitive pressures, increased sensitivity to short product cycles and aggressive pricing, problems relating to bringing their products to market, very high price/earnings ratios, and high personnel turnover due to severe labor shortages for skilled technology professionals.

INTEREST RATE RISK - The Fund may invest in the U.S. Government Money Market Fund, which is subject to Interest Rate Risk. Interest Rate Risk involves the potential for decline in the Fund's yield (the rate of dividends the Fund pays) in the event of declining interest rates.

INVESTMENT IN INVESTMENT COMPANIES RISK - The Fund will, and may invest in underlying funds that may, purchase shares of investment companies, such as ETFs, UITs, and closed-end investment companies to gain exposure to a particular portion of the market while awaiting an opportunity to purchase securities directly. In addition, as an alternative to investing in an underlying fund, the Fund may purchase shares of investment companies, and ETFs in particular, directly. ETFs are pooled investment vehicles, which may be managed or unmanaged, that generally seek to track the performance of a specific index. Although individual shares of an ETF are traded on an exchange (such as the NYSE, Amex, or NASDAQ), large blocks of shares of ETFs are redeemable at net asset value. This ability to redeem large blocks of shares has historically resulted in the market price of individual shares of ETFs being at or near the net asset value of the ETF's underlying investments. When the underlying funds and the Fund invest in an investment company, including an ETF,

                                [GRAPHIC OMITTED]

20

in addition to directly bearing the expenses associated with its own operations, it will bear a pro rata portion of the investment company's expenses. The costs associated with investments in ETFs may differ from those associated with the Fund's investments in the underlying funds. Further, in part because of these additional expenses, the performance of an investment company may differ from the performance the underlying fund or the Fund would achieve if it invested directly in the underlying investments of the investment company. In addition, while the risks of owning shares of an investment company generally reflect the risks of owning the underlying investments of the investment company, the underlying fund or the Fund may be subject to additional or different risks than if it had invested directly in the underlying investments. For example, shares of an ETF are traded at market prices, which may vary from the net asset value of its underlying investments. Lack of liquidity in an ETF can contribute to the increased volatility of its value in comparison to the value of the underlying portfolio securities. In addition, the underlying fund or the Fund may invest in investment companies that are not registered pursuant to the Investment Company Act of 1940, as amended, and therefore, is not subject to the regulatory scheme of the Investment Company Act of 1940, as amended.

INVESTMENT STYLE RISK - The Fund's investment in the Multi-Cap Core Equity Fund is subject to the risk that the Advisor's use of a multi-cap value and growth-oriented investment strategy may cause the Fund to underperform other types of mutual funds that use different investment strategies during periods when multi-cap value and growth-oriented investing is out of favor. The Fund's investment in the Sector Rotation Fund is subject to the risk that the Advisor's use of a price momentum-driven investment strategy may cause the Fund to underperform other types of mutual funds that use different investment strategies during periods when price momentum investing is out of favor.

LARGE-CAPITALIZATION SECURITIES RISK - The Fund may invest in underlying funds, such as the Large-Cap Growth Fund, Large-Cap Value Fund, Nova Fund and S&P 500 2x Strategy Fund, that are subject to the risk that large-capitalization stocks may underperform other segments of the equity market or the equity market as a whole.

LEVERAGING RISK - The Fund may invest in underlying funds that invest in leveraged instruments. The more an underlying fund invests in leveraged instruments, the more this leverage will magnify any losses on those investments and thus the Fund's investments in those underlying funds. Leverage will also have the effect of magnifying tracking error risk.

MARKET RISK - The Fund, and the underlying funds (except for the U.S. Government Money Market Fund) in which it invests, may invest in public and privately issued securities, which may include common and preferred

                                [GRAPHIC OMITTED]

                                                                   PROSPECTUS 21

stocks, bonds, warrants, and rights, as well as derivatives and financial instruments that attempt to track the price movement of securities and commodities indices. Investments in securities and derivatives in general are subject to market risks that may cause their prices to fluctuate over time. The Fund's and an underlying fund's investments may decline in value due to factors affecting securities or commodities markets generally, such as real or perceived adverse economic conditions or changes in interest or currency rates, or particular countries, segments, economic sectors, industries or companies within those markets. The value of securities convertible into equity securities, such as warrants or convertible debt, is also affected by prevailing interest rates, the credit quality of the issuer and any call provision. Fluctuations in the value of securities and financial instruments in which the Fund or an underlying fund invests will cause the net asset value of the Fund or underlying fund to fluctuate. Historically, the markets have moved in cycles, and the value of the Fund's and an underlying fund's securities and derivatives may fluctuate drastically from day to day. Because of its link to the markets, an investment in the Fund may be more suitable for long-term investors who can bear the risk of short-term principal fluctuations, which at times may be significant.

NON-DIVERSIFICATION RISK - The underlying funds (except for the U.S. Government Money Market Fund) are non-diversified, and can invest in the securities of a limited number of issuers. To the extent that the underlying funds invest a significant percentage of their assets in a limited number of issuers, the underlying funds are subject to the risks of investing in those few issuers, and may be more susceptible to a single adverse economic or regulatory occurrence. As a result, changes in the market value of a single security could cause greater fluctuations in the value of the underlying funds' shares than would occur in a diversified fund.

PORTFOLIO TURNOVER RISK - Certain of the underlying funds in which the Fund may invest employ investment strategies that may frequently involve buying and selling portfolio securities to rebalance the underlying funds' exposure to various market sectors. Higher portfolio turnover may result in the underlying funds paying higher levels of transaction costs and generating greater tax liabilities for shareholders. Portfolio turnover risk may cause the underlying funds', and thus the Fund's, performance to be less than you expect.

REAL ESTATE SECTOR CONCENTRATION RISK - The Fund may invest in the Real Estate Fund. Real estate sector concentration risk is the risk that the securities of Real Estate Companies that the Real Estate Fund purchases will underperform the market as a whole. To the extent that the Real Estate Fund's investments are concentrated in Real Estate Companies, the Fund is subject to legislative or regulatory changes, adverse market conditions and/or increased

                                [GRAPHIC OMITTED]

22

competition affecting Real Estate Companies. Investments in Real Estate Companies may also subject the Real Estate Fund to the risks associated with the direct ownership of real estate. The general performance of the real estate industry has historically been cyclical and particularly sensitive to economic downturns. Changes in prevailing real estate values and rental income, interest rates and changing demographics may affect the value of securities of issuers in the real estate industry. Also, equity REITs may be affected by changes in the value of the underlying property owned by the REITs, while mortgage REITs may be affected by the quality of the credit extended. In addition to these risks, REITs are dependent on specialized management skills, and some REITs may have investments in relatively few properties, in a small geographic area, or a single type of property. These factors may increase the volatility of the Real Estate Fund's investments in REITs.

SHORT SALES RISK - The Fund, and certain of the underlying funds in which the Fund invests, may engage in short sales. Short sales are transactions in which the Fund or an underlying fund sells a security it does not own. To complete the transaction, the Fund or the underlying fund must borrow the security to make delivery to the buyer. The Fund or the underlying fund is then obligated to replace the security borrowed by purchasing the security at the market price at the time of replacement. The price at such time may be higher or lower than the price at which the security was sold by the Fund or the underlying fund. If the underlying security goes down in price between the time the Fund or the underlying fund sells the security and buys it back, the Fund or the underlying fund will realize a gain on the transaction. Conversely, if the underlying security goes up in price during the period, the Fund or the underlying fund will realize a loss on the transaction. Any such loss is increased by the amount of premium or interest the Fund or the underlying fund must pay to the lender of the security. Likewise, any gain will be decreased by the amount of premium or interest the Fund or the underlying fund must pay to the lender of the security. The Fund or the underlying fund is also required to segregate other assets on its books to cover its obligation to return the security to the lender which means that those other assets may not be available to meet the Fund's or the underlying fund's needs for immediate cash or other liquidity. The Fund's or the underlying fund's investment performance may also suffer if the Fund or the underlying fund is required to close out a short position earlier than it had intended. This would occur if the securities lender required the Fund or the underlying fund to deliver the securities the Fund or the underlying fund borrowed at the commencement of the short sale and the Fund or the underlying fund was unable to borrow the securities from another securities lender or otherwise obtain the security by other means. In addition, the Fund

                                [GRAPHIC OMITTED]

                                                                   PROSPECTUS 23

or the underlying fund may be subject to expenses related to short sales that are not typically associated with investing in securities directly, such as costs of borrowing and margin account maintenance costs associated with the Fund's or the underlying fund's open short positions. These expenses negatively impact the performance of the Fund or the underlying fund. For example, when the Fund or the underlying fund short sells an interest-bearing security, such as a bond, it is obligated to pay the interest on the security it has sold. This cost is partially offset by the interest earned by the Fund or the underlying fund on the investment of the cash generated by the short sale. Similarly, when the Fund or the underlying fund sells short an equity security that pays a dividend, it is obligated to pay the dividend on the security it has sold. However, a dividend paid on a security sold short generally reduces the market value of the shorted security and thus, increases the Fund's or the underlying fund's unrealized gain or reduces the Fund's or the underlying funds' unrealized loss on its short sale transaction. To the extent that the interest rate and/or dividend that the Fund or the underlying fund is obligated to pay is greater than the interest earned by the Fund or the underlying fund on investments, the performance of the Fund or the underlying fund will be negatively impacted. These types of short sales expenses are sometimes referred to as the "negative cost of carry," and will tend to cause the Fund or the underlying fund to lose money on a short sale even in instances where the price of the underlying security sold short does not change over the duration of the short sale.

SMALL-CAPITALIZATION AND MID-CAPITALIZATION SECURITIES RISK - The Fund may invest in underlying funds that may invest in small-capitalization and mid-capitalization companies. In comparison to securities of companies with large capitalizations, securities of small-capitalization and medium-capitalization companies may have more price volatility, greater spreads between their bid and ask prices, significantly lower trading volumes, and cyclical or static growth prospects. Small and medium-capitalization companies often have limited product lines, markets or financial resources, and may therefore be more vulnerable to adverse developments than large-capitalization companies. These securities may or may not pay dividends. Small-capitalization and medium-capitalization stocks may underperform other segments of the equity market or the equity market as a whole.

STABLE PRICE PER SHARE RISK - The Fund normally invests a portion of its assets in the U.S. Government Money Market Fund. The U.S. Government Money Market Fund's assets are valued using the amortized cost method, which enables the U.S. Government Money Market Fund to maintain a stable price of $1.00 per share. ALTHOUGH THE U.S. GOVERNMENT MONEY MARKET FUND IS MANAGED TO MAINTAIN A STABLE PRICE PER SHARE OF $1.00, THERE IS NO GUARANTEE THAT

                                [GRAPHIC OMITTED]

24

THE PRICE WILL BE CONSTANTLY MAINTAINED, AND IT IS POSSIBLE TO LOSE MONEY. THE U.S. GOVERNMENT MONEY MARKET FUND IS NOT A BANK DEPOSIT AND IS NOT FEDERALLY INSURED OR GUARANTEED BY ANY GOVERNMENT AGENCY OR GUARANTEED TO ACHIEVE ITS OBJECTIVE.

TAX RISK - The Fund may invest in the Commodities Strategy Fund. As noted under "Commodity-Linked Derivative Investment Risk" above, the Commodities Strategy Fund currently gains most of its exposure to the commodities markets by entering into swap agreements on a commodities index, and other commodity-linked derivative instruments, including options, futures contracts, options on futures contracts and commodity-linked structured notes. In order for the Commodities Strategy Fund to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, it must derive at least 90 percent of its gross income each taxable year from qualifying income, which is described in more detail in the SAI. The status of the income produced by swap contracts and certain other commodity-linked derivative instruments as qualifying income has been addressed in Revenue Ruling 2006-1 issued December 16, 2005. The Commodities Strategy Fund will therefore restrict its income from commodity-linked swaps to a maximum of 10 percent of its gross income.

The Commodities Strategy Fund has received a private letter ruling from the IRS that concludes that certain commodities-linked notes held by the Commodities Strategy Fund will produce qualifying income for purposes of the regulated investment company qualification tests. The Advisor believes it can continue to successfully operate the Commodities Strategy Fund in a manner consistent with the Fund's current investment objective by investing in these commodities-linked structured notes. See "Tax Information" for more information.

TECHNOLOGY SECTOR CONCENTRATION RISK - The Fund may invest in the OTC Fund or OTC 2x Strategy Fund. The OTC Fund's and OTC 2x Strategy Fund's underlying index is concentrated in technology companies. As a result, the underlying funds' investments will also necessarily be concentrated in technology companies. The market prices of technology-related instruments tend to exhibit a greater degree of market risk and sharp price fluctuations than other types of instruments. Technology-related instruments also may be affected adversely by, among other things, changes in technology, consumer and business purchasing patterns, government regulation and/or obsolete products or services.

TRACKING ERROR RISK - The Fund may invest in certain underlying funds that are subject to tracking error risk. Tracking error risk refers to the risk that the Advisor may not be able to cause an underlying fund's performance to match or correlate to that of its benchmark, either on a daily or aggregate basis. Factors such as underlying fund expenses, imperfect correlation between the underlying

                                [GRAPHIC OMITTED]

                                                                   PROSPECTUS 25

fund's investments and those of its benchmark, rounding of share prices, changes to the benchmark, regulatory policies, high portfolio turnover rate and leverage all contribute to tracking error. Certain of the underlying funds that seek to track their respective benchmarks over time, are subject to the effects of mathematical compounding which may prevent the underlying funds' from correlating with the monthly, quarterly, annual or other performance of its benchmark. In addition, certain of the underlying funds, such as the Europe 1.25x Strategy Fund and Government Long Bond 1.2x Strategy Fund, consistently apply leverage to increase exposure to their respective benchmarks, which may lead to more significant tracking error than other underlying funds. Tracking error risk may cause an underlying fund's, and thus the Fund's, performance to be less than you expect.

The prices of the Europe 1.25x Strategy Fund and Japan 1.25x Strategy Fund are calculated at the close of the U.S. markets using fair value prices. Due to the differences in times between the close of the European and Japanese markets and the time the underlying funds price their shares, the value these underlying funds assign to securities generally will not be the same as the quoted or published prices of those securities on their primary markets or exchanges. On a daily basis, the Europe 1.25x Strategy Fund and Japan 1.25x Strategy Fund are priced with consideration to the performance of securities on their primary exchanges, foreign currency appreciation/depreciation, and market movement in the U.S. as related to the securities. As a result, the tracking error risk for the Europe 1.25x Strategy Fund and Japan 1.25x Strategy Fund may be higher than for other underlying funds.

TRADING HALT RISK - The underlying funds (except for the U.S. Government Money Market Fund) in which the Fund may invest typically will hold short-term options and futures contracts. The major exchanges on which these contracts are traded, such as the Chicago Mercantile Exchange, have established limits on how much an option or futures contract may decline over various time periods within a day. In addition, the major securities exchanges, such as the NYSE, have established limits on how much the securities market, based on the Dow Jones Industrial Average(SM), may decline over various time periods within a day. If the price of a security, an option or a futures contract declines more than the established limits, trading on the exchange is halted on that instrument. If a trading halt occurs, the underlying fund may temporarily be unable to purchase or sell the options, futures contracts or securities that are the subject of the trading halt. Such a trading halt near the time the underlying fund prices its shares may limit the underlying fund's ability to use leverage and may prevent the underlying fund from achieving its investment objective. In such an event, the underlying fund also may be required to use a "fair-value" method to price their outstanding contracts or securities.

                                [GRAPHIC OMITTED]

26

FUND PERFORMANCE
--------------------------------------------------------------------------------

The Essential Portfolio Conservative Fund, Essential Portfolio Moderate Fund, and the Essential Portfolio Aggressive Fund commenced operations on June 30, 2006 and, therefore, do not have a performance history for a full calendar year.

FUND FEES AND EXPENSES
--------------------------------------------------------------------------------

The tables below describe the fees and expenses that you may pay if you buy and hold H-Class Shares of the Funds described in this Prospectus.

                                               ESSENTIAL   ESSENTIAL  ESSENTIAL
                                               PORTFOLIO   PORTFOLIO  PORTFOLIO
                                             CONSERVATIVE   MODERATE  AGGRESSIVE
--------------------------------------------------------------------------------

SHAREHOLDER FEES
(FEES PAID DIRECTLY FROM YOUR INVESTMENT) 1

Redemption Fee on Shares Redeemed Within
   30 Days of Purchase (as a percentage of
   amount redeemed, if applicable) 2                 1.00%      1.00%      1.00%

ANNUAL FUND OPERATING EXPENSES
(EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)

Management Fees                                      None       None       None

Distribution And/Or Shareholder
   Service (12b-1) Fees 3                            None       None       None

Total Other Expenses 4                               1.45%      1.55%      1.57%

   Acquired Fund Fees and Expenses 5                 1.44%      1.55%      1.57%

   Remaining Other Expenses                          0.01%      None       None
                                             -----------------------------------
Total Annual Fund Operating Expenses                 1.45%      1.55%      1.57%
                                             ===================================

1 THE FUNDS MAY IMPOSE A WIRE TRANSFER CHARGE OF $15 ON CERTAIN REDEMPTIONS UNDER $5,000 FOR ACCOUNTS HELD DIRECTLY THROUGH THE FUNDS' TRANSFER AGENT.

2     FOR MORE INFORMATION SEE "FREQUENT PURCHASES AND REDEMPTIONS OF FUND
      SHARES."

3 EACH UNDERLYING FUND PAYS A 0.25% DISTRIBUTION FEE TO RYDEX DISTRIBUTORS, INC. (THE "DISTRIBUTOR") PURSUANT TO RULE 12B-1 FOR THE DISTRIBUTION EXPENSES ASSOCIATED WITH DISTRIBUTING THE UNDERLYING FUNDS. THE DISTRIBUTOR WILL USE THE 12B-1 FEES PAID BY THE FUND FOR ITS DISTRIBUTION EXPENSES ASSOCIATED WITH DISTRIBUTING THE FUND.

4 THE ADVISOR HAS CONTRACTUALLY AGREED TO PAY ALL "OTHER EXPENSES" OF THE FUND, EXCLUDING ACQUIRED FUND FEES AND EXPENSES, INTEREST EXPENSE AND TAXES (EXPECTED TO BE DE MINIMIS), BROKERAGE COMMISSIONS AND OTHER EXPENSES CONNECTED WITH THE EXECUTION OF PORTFOLIO TRANSACTIONS AND EXTRAORDINARY EXPENSES.

5 AS A SHAREHOLDER IN CERTAIN UNDERLYING FUNDS (THE "ACQUIRED FUNDS"), THE FUNDS WILL INDIRECTLY BEAR THEIR PROPORTIONATE SHARE OF THE FEES AND EXPENSES OF THE ACQUIRED FUNDS. "ACQUIRED FUND FEES AND EXPENSES" ARE BASED UPON (I) THE APPROXIMATE ALLOCATION OF THE FUNDS' ASSETS AMONG THE ACQUIRED FUNDS AND THE (II) NET EXPENSES (EXCLUDING INTEREST, TAXES AND EXTRAORDINARY EXPENSES) OF THE ACQUIRED FUNDS DURING THEIR MOST RECENTLY COMPLETED FISCAL YEAR. IN ADDITION, THE FUND MAY INVEST IN THE MULTI-CAP CORE EQUITY FUND WHICH PAYS A BASE ANNUAL ADVISORY FEE RATE OF 0.70% OF THE FUND'S AVERAGE DAILY NET ASSETS AND A PERFORMANCE ADJUSTMENT, RESULTING IN A MINIMUM FEE OF 0.50% AND MAXIMUM FEE OF 0.90%. THE ADJUSTMENT IS APPLIED RELATIVE TO THE PERFORMANCE OF THE RUSSELL 3000(R) INDEX. AS A RESULT, THE EXPENSES ASSOCIATED WITH THE FUND'S INVESTMENT IN THE MULTI-CAP CORE EQUITY FUND MAY BE HIGHER OR LOWER DEPENDING ON THE PERFORMANCE OF THE MULTI-CAP CORE EQUITY FUND, WHICH MAY FLUCTUATE OVER TIME. "ACQUIRED FUND FEES AND EXPENSES," IN GENERAL, WILL VARY WITH CHANGES IN THE EXPENSES OF THE ACQUIRED FUNDS, AS WELL AS ALLOCATION OF THE FUNDS' ASSETS, AND MAY BE HIGHER OR LOWER THAN THOSE SHOWN ABOVE.

                                [GRAPHIC OMITTED]

                                                                   PROSPECTUS 27

EXAMPLE

The Examples that follow are intended to help you compare the cost of investing in H-Class Shares of the Funds with the cost of investing in other mutual funds.

The Examples assume that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year and that the Funds' operating expenses remain the same. Although your actual costs may be higher or lower, the Examples reflect your cost based on these assumptions.

EXAMPLE                                    1 YEAR   3 YEARS   5 YEARS   10 YEARS
--------------------------------------------------------------------------------
ESSENTIAL PORTFOLIO CONSERVATIVE            $ 148     $ 459    $ 792     $ 1,735
ESSENTIAL PORTFOLIO MODERATE                $ 158     $ 490    $ 845     $ 1,845
ESSENTIAL PORTFOLIO AGGRESSIVE              $ 160     $ 496    $ 855     $ 1,867

                                [GRAPHIC OMITTED]

28

MORE INFORMATION ABOUT THE FUNDS:
BENCHMARKS AND INVESTMENTS
--------------------------------------------------------------------------------

ADVISOR'S INVESTMENT METHODOLOGY

Essential Portfolio Theory, or EPT, attempts to maximize returns for a targeted level of risk by investing each Fund's assets in underlying funds comprised of equities, fixed income/money market securities, or alternative investments, such as commodities and real estate, and alternative investment strategies such as absolute return, leveraged, and sector-based strategies.

In seeking to achieve the goal of maximizing returns for each Fund's target risk, the Advisor uses quantitative analysis to efficiently allocate across underlying funds (the "optimization process"). The Advisor runs the optimization process on a regular basis in order to integrate current market data and reallocate, as necessary, each Fund's asset allocations.

The EP Funds seek to integrate many of the central tenets of Essential Portfolio Theory, which include:

      o TAKING ADVANTAGE OF TRUE DIVERSIFICATION: Expand upon the traditional asset allocation menu and consider asset classes both positively and negatively correlated to the market, such as commodities, futures, real estate, inverse investments, hedge fund-type strategies such as absolute return, and leveraged or currency products--all of which may help investors achieve a truly diversified portfolio that may reduce risk.

      o COMBINING LEVERAGE WITH DIVERSIFICATION TO ACHIEVE A TARGETED RISK/RETURN OBJECTIVE: Invest in underlying funds that use leverage to increase exposure to select market indices, freeing up assets to invest in alternative asset classes.

      o OFFSETTING THE CONSTRAINTS OF LONG-ONLY PORTFOLIOS: Long-only portfolios increase in value only in a rising environment. By adding short or inverse underlying funds to a portfolio--inverse funds, and underlying funds that use options or futures--investors can potentially reduce market risks and create an absolute return strategy.

      o MOVING AWAY FROM CAP-WEIGHTING: A cap-weighted portfolio puts the largest weight on the companies that are the biggest. There is more diversification and opportunity if the investments are spread over smaller companies.

      o INCORPORATING CURRENT AND FORWARD-LOOKING DATA: Instead of considering recent historical data and past performance to make projections for future periods, use current information to project future expectations and to optimize returns.

      o IMPLEMENTING MULTIFACTOR STRATEGIES: When estimating an asset's expected return, consider a variety of factors, such as growth, value, size and momentum.

                                [GRAPHIC OMITTED]

                                                                   PROSPECTUS 29

      o EMPLOYING RULES-BASED REBALANCING: Use rules- or risk-based rebalancing--putting parameters in place based on portfolio weightings--rather than rebalancing solely upon a preset, calendar based schedule--which may help avoid the risk of overconcentration of an asset class in a volatile market.

TEMPORARY DEFENSIVE INVESTMENT STRATEGY

Each Fund may, but will not necessarily, temporarily invest up to 100% of its assets in high-quality money market instruments in order to protect the value of the Fund in response to adverse economic, political or market conditions. This strategy, if employed, could result in lower return and loss of market opportunity. Thus, when pursuing a temporary defensive strategy, a Fund may not achieve its investment objective.

--------------------------------------------------------------------------------
UNDERSTANDING COMPOUNDING & THE EFFECT OF LEVERAGE

It is important to understand the effects of compounding when investing in any mutual fund, especially funds that use leverage as part of their investment strategy. The impact of leverage on a fund will generally cause the fund's performance to not match the performance of the index underlying the fund's benchmark over a period of time greater than one day. The following simple examples provide an illustration:

EXAMPLE A: Assume you invest $100 in Fund A, a typical index fund that seeks to match the performance of its underlying index. If the index increases 10% on day one, the value of your shares in Fund A would be expected to increase $10 (10% of $100) to $110. The next day, if the index decreases 10%, the value of your shares in Fund A would be expected to decrease $11 (10% of $110) to $99.

EXAMPLE B: Assume you invested $100 in Fund B, a fund that seeks to return 200% of the performance of its underlying index. If the index increases 10% on day one, the value of your shares in Fund B would be expected to increase $20 (20% of $100) to $120. The next day, if the index decreases 10%, the value of your shares in Fund B would be expected to decrease $24 (20% of $120) to $96.

Because of the effect of compounding, in each case the value of your investment declined even though the index went up 10% on day one and down 10% on day two. However, the effect of compounding was more pronounced when combined with leverage (Example B).
--------------------------------------------------------------------------------

                                [GRAPHIC OMITTED]

30

The examples demonstrate that over time, the cumulative percentage increase or decrease in the net asset value of a fund may diverge significantly from the cumulative percentage increase or decrease in the multiple of the return of the index underlying a fund's benchmark due to the compounding effect of losses and gains on the returns of the fund. It is also expected that a fund's use of consistently applied leverage will cause the fund to underperform the compounded return of twice its benchmark in a trendless or flat market.

OTHER INVESTMENT PRACTICES AND STRATEGIES

Please see the Statement of Additional Information (the "SAI") for a more complete list of portfolio investment strategies, permitted investments and related risks.

DESCRIPTION OF UNDERLYING FUNDS

These summaries are qualified in their entirety by reference to the prospectus and SAI of each underlying fund.

ABSOLUTE RETURN STRATEGIES FUND

The Absolute Return Strategies Fund seeks to provide capital appreciation consistent with the return and risk characteristics of the hedge fund universe. The secondary objective is to achieve these returns with low correlation to, and less volatility than, equity indices.

COMMODITIES STRATEGY FUND

The Commodities Strategy Fund seeks to provide investment results that correlate to the performance of a benchmark for commodities. The Fund's current benchmark is the S&P GSCI(TM) Commodity Index. The S&P GSCI(TM) Commodity Index is a composite index of commodity sector returns, representing an unleveraged, long-only investment in commodity futures that is broadly diversified across the spectrum of commodities. The returns are calculated on a fully-collateralized basis with full reinvestment. The GSCI Total Return Index is significantly different than the return from buying physical commodities.

EUROPE 1.25X STRATEGY FUND

The Europe 1.25x Strategy Fund seeks to provide investment results that correlate to the performance of a specific benchmark. The Fund's current benchmark is the Dow Jones STOXX 50(R) Index. The Dow Jones STOXX 50(R) Index is a capitalization-weighted index composed of 50 European blue chip stocks. Index members are chosen by Stoxx Ltd. from 16 countries under criteria designed to identify highly liquid companies that are leaders in their sectors. As of December 29, 2006, the Dow Jones Stoxx 50(R) Index included companies with a capitalization range of $40.9 billion to $238.3 billion.

                                [GRAPHIC OMITTED]

                                                                   PROSPECTUS 31

If the Fund meets its objective, the value of the Fund's shares will tend to increase during times when the performance of the Dow Jones STOXX 50(R) Index is increasing. When the value of the Dow Jones STOXX 50(R) Index is decreasing, the value of the Fund's shares will tend to decrease.

GOVERNMENT LONG BOND 1.2X STRATEGY FUND

The Government Long Bond Advantage Fund seeks to provide investment results that correspond to a benchmark for U.S. Government securities. The Fund's current benchmark is 120% of the price movement of the Long Treasury Bond. The Long Treasury Bond is the U.S. Treasury bond with the longest maturity, which is currently 30 years. The price movement of the Long Treasury Bond is based on the daily price change of the most recently issued Long Treasury Bond.

If the Fund meets its objective, the value of the Fund's shares should increase on a daily basis by 120% of any price increase by the Long Treasury Bond. In contrast, when the price of the Long Treasury Bond declines, the value of the Fund's shares should decline on a daily basis by 120% of any price decline of the Long Treasury Bond (E.G., if the Long Treasury Bond goes down by 5%, the value of the Fund's shares should go down by 6% on that day). For more information about the effects of leverage, please see "Understanding Compounding and the Effect of Leverage."

HEDGED EQUITY FUND

The Hedged Equity Fund seeks to provide capital appreciation consistent with the return and risk characteristics of the long/short hedge fund universe. The secondary objective is to achieve these returns with low correlation to and less volatility than equity indices.

JAPAN 1.25X STRATEGY FUND

The Japan 1.25x Strategy Fund seeks to provide investment results that correlate to the performance of a specific benchmark. The Fund's current benchmark is the Topix 100 Index. The Topix 100 Index is an index designed to measure performance of the 100 most liquid stocks with the largest market capitalization that are members of the broader Topix Index. The Topix and Topix 100 Indices are published by the Tokyo Stock Exchange. As of December 29, 2006, the Topix 100 Index included companies with a capitalization range of $3.9 billion to $216.7 billion.

If the Fund meets its objective, the value of the Fund's shares will tend to increase during times when the performance of the Topix 100 Index is increasing. When the value of the Topix 100 Index is decreasing, the value of the Fund's shares will tend to decrease.

                                [GRAPHIC OMITTED]

32

LARGE-CAP GROWTH FUND

The Large-Cap Growth Fund seeks to provide investment results that match the performance of a benchmark for large cap growth securities. The Fund's current benchmark is the S&P 500/Citigroup Pure Growth Index. The S&P 500/Citigroup Pure Growth Index is narrow in focus, containing only those S&P 500(R) companies with strong growth characteristics. As of December 29, 2006, the S&P 500/Citigroup Pure Growth Index included companies with a capitalization range of $2.3 billion to $439 billion.

If the Fund meets its objective, the value of the Fund's shares should increase on a daily basis by the amount of any increase in the value of the S&P 500/Citigroup Pure Growth Index. However, when the value of the S&P 500/Citigroup Pure Growth Index declines, the value of the Fund's shares should also decrease on a daily basis by the amount of the decrease in the value of the S&P 500/Citigroup Pure Growth Index.

LARGE-CAP VALUE FUND

The Large-Cap Value Fund seeks to provide investment results that match the performance of a benchmark for large-cap value securities. The Fund's current benchmark is the S&P 500/Citigroup Pure Value Index. The S&P 500/ Citigroup Pure Value Index is narrow in focus, containing only those S&P 500(R) companies with strong value characteristics. As of December 29, 2006, the S&P 500/Citigroup Pure Value Index included companies with a capitalization range of $1.7 million to $273.6 billion.

If the Fund meets its objective, the value of the Fund's shares should increase on a daily basis by the amount of any increase in the value of the S&P 500/ Citigroup Pure Value Index. However, when the value of the S&P 500/ Citigroup Pure Value Index declines, the value of the Fund's shares should also decrease on a daily basis by the amount of the decrease in the value of the S&P 500/Citigroup Pure Value Index.

MID-CAP 1.5X STRATEGY FUND

The Mid-Cap 1.5x Strategy Fund seeks to provide investment results that correlate to the performance of a specific benchmark for mid-cap securities. The Fund's current benchmark is the S&P MidCap 400(R) Index. The S&P MidCap 400 Index is a modified capitalization-weighted index composed of 400 mid cap stocks chosen by S&P for market size, liquidity, and industry group representation. It covers approximately 7% of the U.S. equities market. As of December 29, 2006, the S&P MidCap 400 Index included companies with a capitalization range of $522 million to $10.7 billion.

If the Fund meets its objective, the value of the Fund's shares will tend to increase during times when the performance of the S&P MidCap 400 Index is

                                [GRAPHIC OMITTED]

                                                                   PROSPECTUS 33

increasing. When the value of the S&P MidCap 400 Index is decreasing, the value of the Fund's shares will tend to decrease.

MID-CAP GROWTH FUND

The Mid-Cap Growth Fund seeks to provide investment results that match the performance of a benchmark for mid cap growth securities. The Fund's current benchmark is the S&P MidCap 400/Citigroup Pure Growth Index. The S&P MidCap 400/Citigroup Pure Growth Index is narrow in focus, containing only those S&P MidCap 400(R) companies with strong growth characteristics. As of December 29, 2006, the S&P MidCap 400/Citigroup Pure Growth Index included companies with a capitalization range of $693 million to $8.6 billion.

If the Fund meets its objective, the value of the Fund's shares should increase on a daily basis by the amount of any increase in the value of the S&P MidCap 400/Citigroup Pure Growth Index. However, when the value of the S&P MidCap 400/Citigroup Pure Growth Index declines, the value of the Fund's shares should also decrease on a daily basis by the amount of the decrease in the value of the S&P MidCap 400/Citigroup Pure Growth Index.

MID-CAP VALUE FUND

The Mid-Cap Value Fund seeks to provide investment results that match the performance of a benchmark for mid-cap securities. The Fund's current benchmark is the S&P MidCap 400/Citigroup Pure Value Index. The S&P MidCap 400/Citigroup Pure Value Index is narrow in focus, containing only those S&P MidCap 400(R) companies with strong growth characteristics. As of December 29, 2006, the S&P MidCap 400/Citigroup Pure Value Index included companies with a capitalization range of $522 million to $6.4 billion.

If the Fund meets its objective, the value of the Fund's shares should increase on a daily basis by the amount of any increase in the value of the S&P MidCap 400/Citigroup Pure Value Index. However, when the value of the S&P MidCap 400/Citigroup Pure Value Index declines, the value of the Fund's shares should also decrease on a daily basis by the amount of the decrease in the value of the S&P MidCap 400/Citigroup Pure Value Index.

MULTI-CAP CORE EQUITY FUND

The Multi-Cap Core Equity Fund seeks long-term capital appreciation by investing in a combination of value- and growth-oriented strategies across the small-, medium- and large-market capitalization ranges.

NOVA FUND

The Nova Fund seeks to provide investment results that match the performance of a specific benchmark on a daily basis. The Fund's current benchmark is 150% of the performance of the S&P 500(R) Index. The S&P 500(R) Index is a capitalization-weighted index composed of 500 common stocks, which are

                                [GRAPHIC OMITTED]

34

chosen by the S&P on a statistical basis. As of December 29, 2006, the S&P 500(R) Index included companies with capitalizations ranging from $1.4 billion to $439 billion.

If the Fund meets its objective, the value of the Fund's shares will tend to increase on a daily basis by 150% of the value of any increase in the S&P 500(R) Index. When the value of the S&P 500(R) Index declines, the value of the Fund's shares should also decrease on a daily basis by 150% of the value of any decrease in the S&P 500(R) Index (E.G., if the S&P 500(R) Index goes down by 5%, the value of the Fund's shares should go down by 7.5% on that day). For more information about the effects of leverage, please see "Understanding Compounding and the Effect of Leverage."

OTC FUND

The OTC Fund seeks to provide investment results that correspond to a benchmark for over-the-counter securities. The Fund's current benchmark is the Nasdaq 100 Index(R). The Nasdaq 100 Index(R) is a modified capitalization-weighted index composed of 100 of the largest non-financial companies listed on Nasdaq. As of December 29, 2006, the Nasdaq 100 Index(R) included companies with capitalizations ranging from $3.5 billion to $291.9 billion.

If the Fund meets its objective, the value of the Fund's shares should increase on a daily basis by the amount of any increase in the value of the Nasdaq 100 Index(R). However, when the value of the Nasdaq 100 Index(R) declines, the value of the Fund's shares should also decrease on a daily basis by the amount of the decrease in value of the Nasdaq 100 Index(R).

OTC 2X STRATEGY FUND

The OTC 2x Strategy Fund seeks to provide investment results that will match the performance of a specific benchmark on a daily basis. The Fund's current benchmark is 200% of the performance of the Nasdaq 100 Index(R). The Nasdaq 100 Index(R) is a modified capitalization-weighted index composed of 100 of the largest non-financial companies listed on Nasdaq. As of December 29, 2006, the Nasdaq 100 Index(R) included companies with capitalizations ranging from $3.5 billion to $291.9 billion.

If the Fund meets its objective, the value of the Fund's shares will tend to increase on a daily basis by 200% of the value of any increase in the Nasdaq 100 Index(R). When the value of the Nasdaq 100 Index(R) declines, the value of the Fund's shares should also decrease on a daily basis by 200% of the value of any decrease in the Nasdaq 100 Index(R) (E.G., if the Nasdaq 100 Index(R) goes down by 5%, the value of the Fund's shares should go down by 10% on that day).

                                [GRAPHIC OMITTED]

                                                                   PROSPECTUS 35

REAL ESTATE FUND

The Real Estate Fund seeks to provide capital appreciation by investing in companies that are involved in the real estate industry including real estate investment trusts ( "REITs") (collectively, "Real Estate Companies").

RUSSELL 2000(R) 1.5X STRATEGY FUND

The Russell 2000(R) 1.5x Strategy Fund seeks to provide investment results that correlate to the performance of a specific benchmark for small-cap securities. The Fund's current benchmark is the Russell 2000(R) Index. The Russell 2000(R) Index is composed of the 2,000 smallest companies in the Russell 3000(R) Index, representing approximately 11% of the Russell 3000(R) total market capitalization. The Russell 3000(R) Index is composed of approximately 98% of the 3,000 largest U.S. companies ranked by total market capitalization, representing approximately 98% of the U.S. investable equity market. As of December 29, 2006, the Russell 2000(R) Index included companies with capitalizations ranging from $39 million to $3.1 billion.

If the Fund meets its objective, the value of the Fund's shares will tend to increase during times when the performance of the Russell 2000(R) Index is increasing. When the value of the Russell 2000(R) Index is decreasing, the value of the Fund's shares will tend to decrease.

RUSSELL 2000(R) 2X STRATEGY FUND

The Russell 2000(R) 2x Strategy Fund seeks to provide investment results that match the performance of a specific benchmark on a daily basis. The Fund's current benchmark is 200% of the performance of the Russell 2000(R) Index. The Russell 2000(R) Index is composed of the 2,000 smallest companies in the Russell 3000(R) Index, representing approximately 11% of the Russell 3000(R) total market capitalization. The Russell 3000(R) Index is composed of approximately 98% of the 3,000 largest U.S. companies ranked by total market capitalization, representing approximately 98% of the U.S. investable equity market. As of December 29, 2006, the Russell 2000(R) Index included companies with capitalizations ranging from $39 million to $3.1 billion.

If the Fund meets its objective, the value of the Fund's shares will tend to increase on a daily basis by 200% of the value of any increase in the Russell 2000(R) Index. When the value of the Russell 2000(R) Index declines, the value of the Fund's shares should also decrease on a daily basis by 200% of the value of any decrease in the Russell 2000(R) Index (E.G., if the Russell 2000(R) Index goes down by 5%, the value of the Fund's shares should go down by 10% on that day).

S&P 500 2X STRATEGY FUND

The S&P 500 2x Strategy Fund seeks to provide investment results that will match the performance of a specific benchmark on a daily basis. The Fund's

                                [GRAPHIC OMITTED]

36

current benchmark is 200% of the performance of the S&P 500(R) Index. The S&P 500(R) Index is a capitalization-weighted index composed of 500 common stocks, which are chosen by the Standard & Poor's, a Division of The McGraw-Hill Company ("S&P") on a statistical basis. As of December 29, 2006, the S&P 500(R) Index included companies with capitalizations ranging from $1.4 billion to $439 billion.

If the Fund meets its objective, the value of the Fund's shares will tend to increase on a daily basis by 200% of the value of any increase in the S&P 500(R) Index. When the value of the S&P 500(R) Index declines, the value of the Fund's shares should also decrease on a daily basis by 200% of the value of any decrease in the S&P 500(R) Index (E.G., if the S&P 500(R) Index goes down by 5%, the value of the Fund's shares should go down by 10% on that day).

SECTOR ROTATION FUND

The Sector Rotation Fund seeks long-term capital appreciation by investing in different sectors or industries using a momentum strategy.

SMALL-CAP GROWTH FUND

The Small-Cap Growth Fund seeks to provide investment results that match the performance of a benchmark for small-cap growth securities. The Fund's current benchmark is the S&P SmallCap 600/Citigroup Pure Growth Index. The S&P SmallCap 600/Citigroup Pure Growth Index is narrow in focus, containing only those S&P SmallCap 600(R) companies with strong growth characteristics. As of December 29, 2006, the S&P SmallCap 600/Citigroup Pure Growth Index included companies with a capitalization range of $185 million to $3.7 billion.

If the Fund meets its objective, the value of the Fund's shares should increase on a daily basis by the amount of any increase in the value of the S&P SmallCap 600/Citigroup Pure Growth Index. However, when the value of the underlying index declines, the value of the Fund's shares should also decrease on a daily basis by the amount of the decrease in the value of the S&P SmallCap 600/Citigroup Pure Growth Index.

SMALL-CAP VALUE FUND

The Small-Cap Value Fund seeks to provide investment results that match the performance of a benchmark for small cap value securities. The Fund's current benchmark is the S&P SmallCap 600/Citigroup Pure Value Index. The S&P SmallCap 600/Citigroup Pure Value Index is narrow in focus, containing only those S&P SmallCap 600(R) companies with strong value characteristics. As of December 29, 2006, the S&P SmallCap 600/Citigroup Pure Value Index included companies with a capitalization range of $66 million to $2.9 billion.

If the Fund meets its objective, the value of the Fund's shares should increase on a daily basis by the amount of any increase in the value of the S&P

                               [GRAPHIC OMITTED]

                                                                   PROSPECTUS 37

SmallCap 600/Citigroup Pure Value Index. However, when the value of the S&P SmallCap 600/Citigroup Pure Value Index declines, the value of the Fund's shares should also decrease on a daily basis by the amount of the decrease in the value of the S&P SmallCap 600/Citigroup Pure Value Index.

U.S. GOVERNMENT MONEY MARKET FUND

The U.S. Government Money Market Fund seeks to provide security of principal, high current income, and liquidity by investing in money market securities issued by the U.S. Government, its agencies or instrumentalities.

PORTFOLIO HOLDINGS

A description of the Funds' policies and procedures with respect to the disclosure of Fund portfolio securities is available in the SAI.

                               [GRAPHIC OMITTED]

38

INVESTING WITH RYDEX:
--------------------------------------------------------------------------------
SHAREHOLDER INFORMATION

H-Class Shares are offered directly through Rydex Fund Services Inc. and also through authorized securities brokers and other financial intermediaries.

OPENING YOUR ACCOUNT

You will need to open a Rydex shareholder account to make share transactions - buy, sell or exchange shares of the Funds. You can request an account application by calling Rydex Client Services at 800.820.0888 or 301.296.5406 or simply download an application from the Rydex web site - www.rydexinvestments.com. Certain account types may be opened online via the website. For more information on opening an account, call Rydex Client Services at 800.820.0888 or 301.296.5406 or visit www.rydexinvestments.com.

The type of application you will need depends on the type of account you want to open. For example, if you are opening a retirement account, such as an IRA, you will need to complete a different application than you would if you were opening a taxable account. When you call Rydex to request an account application, be sure to let the Client Services representative know what type of account you want to open to ensure that you receive the correct application.

If you open your account through a broker or other financial intermediary, your financial intermediary will ordinarily assist you in completing the necessary application to open your account with Rydex.

--------------------------------------------------------------------------------
MINIMUM AMOUNTS FOR ESTABLISHING ACCOUNTS

The minimum initial investment amounts for accounts held through a third party (E.G., a brokerage account) are:

      o     $1,000 for retirement accounts

      o     $2,500 for all other accounts

Accounts held DIRECTLY at Rydex are subject to a minimum account balance of $25,000 FOR NON-MANAGED ACCOUNTS (INCLUDING RETIREMENT ACCOUNTS) and $15,000 FOR ACCOUNTS MANAGED BY FINANCIAL INTERMEDIARIES. Accounts opened through a financial intermediary (non-direct) will be subject to your financial intermediary's minimum initial investment amount and minimum account balance requirements, which may be different than the amounts above.

To open an IRA account with Rydex directly, you must transfer an existing IRA (or multiple IRAs) in order to meet the minimum investment amount requirements.

There are no minimum amounts for subsequent investments in the Funds except for subsequent investments made via Automated Clearing House ("ACH"). For more information about subsequent investments via ACH please see "Purchase Procedures" below. Rydex reserves the right to modify its minimum account requirements at any time, with or without prior notice to you.
--------------------------------------------------------------------------------

                               [GRAPHIC OMITTED]

                                                                   PROSPECTUS 39

      TIPS TO SUCCESSFULLY COMPLETE YOUR ACCOUNT APPLICATION

      o You must provide each account holder's social security number or tax ID number and date of birth on the application to avoid a delay in processing.

      o Attach a copy of the trust document when establishing a trust account.

      o When establishing an account for your corporation, partnership or self directed retirement plan, please indicate the correct account type to ensure proper tax reporting, and provide a copy of one of the following documents: registered articles of incorporation, government-issued business license, partnership papers, plan documents or other official documentation that verifies the entity and lists the authorized individuals. Failure to provide this documentation may result in a delay in processing your application.

      o You must provide a street address (Rydex does not accept P.O. Box only addresses). If any joint owner has a different address than the account registration, please indicate what it is on the application.

      o     BE SURE TO SIGN THE APPLICATION.

      o If you open an account directly with Rydex you will receive a confirmation statement by mail confirming your initial purchase. Review this confirmation carefully to ensure that all of the information is correct. Notify us promptly of any errors.

TRANSACTION INFORMATION
--------------------------------------------------------------------------------

This section provides important information about the procedures that you must follow when you buy, sell or exchange shares of the Funds. You may submit transaction orders to buy, sell or exchange Fund shares on any day that the NYSE is open for business (a "Business Day"). On any day that the Federal Reserve Bank of New York or the NYSE closes early, the principal government securities and corporate bond markets close early (such as on days in advance of holidays generally observed by participants in these markets), or as permitted by the U.S. Securities and Exchange Commission (the "SEC"), the Funds reserve the right to advance the time that NAV is calculated and, correspondingly, the time by which purchase and redemption orders must be received.

TRANSACTION CUT-OFF TIMES

All shareholder transaction orders are processed at the NAV next determined after your transaction order is received with all of the necessary information, sometimes referred to as "good order," by the Funds' transfer agent, distributor, or authorized dealer. The following transaction cut-off times have been established

                               [GRAPHIC OMITTED]

40

in order to allow the transfer agent appropriate time to report the current day's trading activity to the Funds' Advisor. Any application that is sent to the transfer agent does not constitute a purchase order until the transfer agent processes the application and receives correct payment by check, wire transfer or ACH.

-----------------------------------------------------------------
METHOD                                            CUT-OFF TIME
-----------------------------------------------------------------
By Mail                                           Market Close
-----------------------------------------------------------------
By Phone                                          Market Close
-----------------------------------------------------------------
By Internet                                       Market Close
-----------------------------------------------------------------
By Financial Intermediary                         Market Close*
-----------------------------------------------------------------

* EACH FINANCIAL INTERMEDIARY MAY HAVE ITS OWN RULES ABOUT SHARE TRANSACTIONS, AND MAY HAVE DIFFERENT CUT-OFF TIMES FOR PROCESSING YOUR TRANSACTION ORDER.

EARLY TRANSACTION CUT-OFF TIMES

On any day that a Fund calculates NAV earlier than normal, as described below, Rydex reserves the right to advance the time on that day by which shareholder transaction orders must be received by the transfer agent.

--------------------------------------------------------------------------------
CALCULATING NAV

The price at which you buy, sell and exchange shares is the net asset value per share, which is also known as NAV, plus any applicable redemption fee.

Each Fund calculates its NAV by:

      o     Taking the current market value of its total assets

      o     Subtracting any liabilities

      o Dividing that amount by the total number of shares owned by shareholders

The Funds calculate NAV once each Business Day as of the regularly scheduled close of normal trading on the NYSE (normally, 4:00 p.m., Eastern Time). If the primary exchange or market where the Funds' securities or other investments trade closes early - such as on days in advance of holidays generally observed by participants in these markets - the Funds may calculate NAV as of the earlier closing time in accordance with the policies set forth in the Funds' SAI. For more information on these early closings, please call 800.820.0888 or visit the Rydex web site - www.rydexinvestments.com.

In calculating NAV, the Funds generally value their investment portfolios based on the market price of the securities as of the time the Funds determine NAV. If market prices are unavailable or the Funds think that they are unreliable, the Funds price those securities at fair value as determined in good faith using methods approved by the Board of Trustees. For example,
--------------------------------------------------------------------------------

                               [GRAPHIC OMITTED]

                                                                   PROSPECTUS 41

--------------------------------------------------------------------------------
market prices may be unavailable if trading in a particular portfolio security was halted during the day and did not resume prior to a Funds' NAV calculation. The Funds may view market prices as unreliable when the value of a security has been materially affected by events occurring after the market closes, but prior to the time as of which the Funds calculate NAV.

The use of fair valuation in pricing a security involves the consideration of a number of subjective factors and therefore, is susceptible to the unavoidable risk that the valuation may be higher or lower than the price at which the security might actually trade if a reliable market price were readily available.

The underlying funds in which the Funds invest have transaction cut-off times that are prior to the Funds' transaction cut-off times. Accordingly, on a daily basis, the Funds' purchase, sale or exchange of underlying fund shares may not occur until the close of normal trading on the NYSE the day after the initial purchase order is entered. The resulting delay may have a negative impact on the performance of the Funds.

More information about the valuation of the Funds' holdings can be found in the SAI.
--------------------------------------------------------------------------------

TRANSACTIONS THROUGH YOUR FINANCIAL INTERMEDIARY

If you opened your account through a financial intermediary, you will ordinarily submit your transaction orders through that financial intermediary. Your financial intermediary is responsible for ensuring that your transaction order is in good order, and promptly transmitting your order to the Funds. Transaction orders received in good order by your financial intermediary will be processed at the Funds' next determined NAV. Financial intermediaries may charge fees for the services they provide to you in connection with processing your transaction order or maintaining your account with them. Each financial intermediary may also have its own rules about minimum initial investment amounts, minimum account balances, share transactions, limits on the number of share transactions you are permitted to make in a given time period, and may have different cut-off times for processing your transaction order. For more information about your financial intermediary's rules and procedures, you should contact your financial intermediary directly.

BUYING FUND SHARES
--------------------------------------------------------------------------------

The Funds offer their shares continuously and investors may submit purchase orders to buy shares on any Business Day. However, Rydex reserves the right to reject or refuse, in whole or in part, any purchase order for Fund shares. Purchase orders, like any other share transaction, are subject to the Funds' transaction cut-off times and will be processed at the NAV next determined after your purchase order is received in good order. The Funds charge a 1.00% redemption fee on redemp-

                                [GRAPHIC OMITTED]

42

tions of shares made within thirty (30) days of the date of purchase. See "Frequent Purchases and Redemptions of Fund Shares" below for more information.

PURCHASE PROCEDURES

The Funds offer you the option to submit purchase orders through your financial intermediary or send purchase orders by mail, fax or internet and send purchase proceeds by check, wire transfer or ACH. The Funds do not accept cash or cash equivalents (such as travelers' checks, money orders or bearer bonds), government checks, third-party checks, starter checks or checks drawn on a line of credit (including credit card convenience checks). Cashiers checks, bank checks, official checks and treasurers' checks less than or equal to $10,000 are also not accepted. Rydex reserves the right to refuse other payment instruments if, in the sole discretion of Fund management, it is deemed to be in the best interests of the Funds. You may buy shares and send your purchase proceeds by any of the following methods:

--------------------------------------------------------------------------------
                         INITIAL PURCHASE              SUBSEQUENT PURCHASES
                   -------------------------------------------------------------
                   Complete the account           Complete the Rydex investment
                   application that corresponds   slip included with your
                   to the type of account you     quarterly statement or send
                   are opening.                   written purchase instructions
                                                  that include:
                   o  MAKE SURE TO DESIGNATE
                      THE RYDEX FUND(S) YOU       o  YOUR NAME
                      WANT TO PURCHASE.
                                                  o  YOUR SHAREHOLDER ACCOUNT
BY MAIL            o  MAKE SURE YOUR INVESTMENT      NUMBER
                      MEETS THE ACCOUNT
IRA AND OTHER         MINIMUM.                    o  THE RYDEX FUND(S) YOU WANT
RETIREMENT                                           TO PURCHASE.
ACCOUNTS REQUIRE   -------------------------------------------------------------
ADDITIONAL                Make your check payable to RYDEX INVESTMENTS.
PAPERWORK.         -------------------------------------------------------------
                        Your check must be drawn on a U.S. bank and payable
                                          in U.S. Dollars.
CALL RYDEX         -------------------------------------------------------------
CLIENT SERVICES      Include the name of the Rydex Fund(s) you want to purchase
TO REQUEST A                               on your check.
RETIREMENT
ACCOUNT INVESTOR         IF YOU DO NOT SPECIFY THE RYDEX FUND(S) YOU WANT TO
APPLICATION KIT.          PURCHASE, YOUR INVESTMENT WILL BE CREDITED TO THE
                           RYDEX U.S. GOVERNMENT MONEY MARKET FUND, WHICH
                              IS OFFERED IN A SEPARATE PROSPECTUS.
                   -------------------------------------------------------------
                     Mail your application and       Mail your written purchase
                            check to:                instructions and check to:
                   -------------------------------------------------------------
                   MAILING ADDRESS:
                   Rydex Investments
                   Attn: Ops. Dept.
                   9601 Blackwell Road, Suite 500
                   Rockville, MD 20850
--------------------------------------------------------------------------------

                                [GRAPHIC OMITTED]

                                                                   PROSPECTUS 43

--------------------------------------------------------------------------------
                         INITIAL PURCHASE              SUBSEQUENT PURCHASES
                   -------------------------------------------------------------
                   Submit new account paperwork,  Be sure to designate in your
                   and then call Rydex to         wire instructions the Rydex
                   obtain your account number.    Fund(s) you want to purchase.

                   o  MAKE SURE TO DESIGNATE
                      THE RYDEX FUND(S) YOU
                      WANT TO PURCHASE.

                   o  MAKE SURE YOUR INVESTMENT
                      MEETS THE ACCOUNT
BY WIRE               MINIMUM.
                   -------------------------------------------------------------
RYDEX CLIENT       To obtain "same-day credit" (to get that Business Day's NAV)
SERVICES PHONE     for your purchase order, YOU MUST CALL RYDEX CLIENT SERVICES
NUMBER:            AND PROVIDE THE FOLLOWING INFORMATION PRIOR TO THE
800.820.0888       TRANSACTION CUT-OFF TIME FOR THE RYDEX FUND(S) YOU ARE
OR                 PURCHASING:
301.296.5406
                   o  Account Number

                   o  Fund Name

                   o  Amount of Wire

                   o  Fed Wire Reference Number (upon request)

                   You will receive a confirmation number to verify that your purchase order has been accepted.

                         IF YOU DO NOT NOTIFY RYDEX CLIENT SERVICES OF THE
                          INCOMING WIRE, YOUR PURCHASE ORDER WILL NOT BE
                            PROCESSED UNTIL THE BUSINESS DAY FOLLOWING
                                    THE RECEIPT OF THE WIRE.
                   -------------------------------------------------------------
                   WIRE INSTRUCTIONS:

                   U.S. Bank
                   Cincinnati, OH
                   Routing Number: 0420-00013
                   For Account of: Rydex Investments
                   Account Number: 48038-9030
                   [Your Name]
                   [Your shareholder account number]

                     IF YOU DO NOT SPECIFY THE RYDEX FUND(S) YOU WANT TO
                    PURCHASE, YOUR INVESTMENT WILL BE CREDITED TO THE RYDEX U.S.
                     GOVERNMENT MONEY MARKET FUND, WHICH IS OFFERED IN A
                                       SEPARATE PROSPECTUS.
--------------------------------------------------------------------------------

                                [GRAPHIC OMITTED]

44

--------------------------------------------------------------------------------
                         INITIAL PURCHASE              SUBSEQUENT PURCHASES
                   -------------------------------------------------------------
                   Submit new account paperwork,  SUBSEQUENT PURCHASES MADE
                   and then call Rydex to obtain  VIA ACH MUST BE A MINIMUM
                   your account number.           OF $50. To make a subsequent
                   Be sure to complete the        purchase send written purchase
                   "Electronic Investing via      instructions that include:
                   ("ACH")" section. Then, fax
BY ACH             it to Rydex (ONLY Individual,  o  YOUR NAME
(FAX)              Joint and UGMA/UTMA
                   accounts may be opened by      o  YOUR SHAREHOLDER ACCOUNT
RYDEX FAX          fax).                             NUMBER
NUMBER:
301.296.5103       o  MAKE SURE TO INCLUDE A      o  THE RYDEX FUND(S) YOU WANT
                      LETTER OF INSTRUCTION          TO PURCHASE
                      REQUESTING THAT WE PROCESS
                      YOUR PURCHASE BY ACH.       o  ACH BANK INFORMATION (IF
                                                     NOT ON RECORD).
                   o  MAKE SURE TO DESIGNATE
                      THE RYDEX FUND(S) YOU
                      WANT TO PURCHASE.

                   o  MAKE SURE YOUR INVESTMENT
                      MEETS THE ACCOUNT
                      MINIMUM.
--------------------------------------------------------------------------------

BY ACH                       Follow the directions on the Rydex web site -
(INTERNET)                             www.rydexinvestments.com

--------------------------------------------------------------------------------

CANCELLED PURCHASE ORDERS

Rydex will ordinarily cancel your purchase order under the following circumstances:

      o     if your bank does not honor your check for any reason

      o     if the transfer agent (Rydex) does not receive your wire transfer

      o     if the transfer agent (Rydex) does not receive your ACH transfer

      o     if your bank does not honor your ACH transfer

IF YOUR PURCHASE ORDER IS CANCELLED FOR ANY OF THESE REASONS, YOU WILL NOT BE ENTITLED TO BENEFIT FROM ANY INCREASE IN NAV THAT THE FUND(S) MAY HAVE EXPERIENCED FROM THE TIME OF YOUR ORDER TO THE TIME OF ITS CANCELLATION. IN ADDITION, IF THE FUND(S) NAV DECREASES IN VALUE FROM THE TIME OF YOUR ORDER TO THE TIME OF ITS CANCELLATION, THE FUND(S) WILL HOLD YOU LIABLE FOR ANY LOSSES THAT IT INCURS AS A RESULT OF YOUR CANCELLED ORDER.

                                [GRAPHIC OMITTED]

                                                                   PROSPECTUS 45

SELLING FUND SHARES
--------------------------------------------------------------------------------

The Funds redeem their shares continuously and investors may sell their shares back to the Funds on any Business Day. You may redeem all or any portion of your Fund shares at the Funds' next determined NAV calculated after your redemption order is received in good order by the transfer agent. Redemption orders, like any other share transaction, are subject to the Funds' transaction cut-off times and will be processed at the NAV next determined after your redemption order is received in good order by the transfer agent. The Funds charge a 1.00% redemption fee on redemptions of shares made within thirty (30) days of the date of purchase. See "Frequent Purchases and Redemptions of Fund Shares" below for more information.

The Funds may suspend your right to redeem your shares during times when trading on the NYSE is suspended or restricted, or otherwise as permitted by the SEC. The Funds reserve the right to pay part of your redemption proceeds in liquid securities with a market value equal to the redemption price.

REDEMPTION PROCEDURES

You will ordinarily submit your transaction order through your financial intermediary or other securities dealers through which you opened your shareholder account or through Rydex directly. The Funds also offer you the option to send redemption orders to Rydex by:

--------------------------------------------------------------------------------
                 Rydex Investments
                 Attn: Ops. Dept.
   MAIL          9601 Blackwell Road, Suite 500
                 Rockville, MD 20850
--------------------------------------------------------------------------------
                 301.296.5103

                 If you send your redemption order by fax, you must call
   FAX           Rydex Client Services at 800.820.0888 or 301.296.5406 to
                 verify that your fax was received and when it will be
                 processed.
--------------------------------------------------------------------------------
 TELEPHONE       800.820.0888 or 301.296.5406 (not available for
                 retirement accounts)
--------------------------------------------------------------------------------

Whether you transmit your redemption order by mail, fax or telephone, you must include the following information in your redemption order:

      o     your name

      o     your shareholder account number

      o     Fund name(s)

      o     dollar amount or number of shares you would like to sell

                               [GRAPHIC OMITTED]

46

      o whether you want your sale proceeds sent to you by check, wire or ACH (a new alternate payee or new wire instructions may require a signature guarantee)

      o signature of account owner(s) (not required for telephone redemptions)

You may only place a redemption order if you are the registered owner of the account or the registered owner has given Rydex written authorization to allow you to make redemptions from the account. You will receive a confirmation number for your redemption. Please retain it for your records.

DISTRIBUTIONS FROM QUALIFIED RETIREMENT ACCOUNTS

Distributions from your tax-qualified plan or individual retirement account
(IRA) may have adverse tax consequences to you. You should consult your tax adviser before redeeming shares and making distributions from your tax-qualified plan or IRA account. All requests for distributions of redemption proceeds from tax-qualified plan and IRA accounts must be in writing. All distributions from tax-qualified plans and IRAs are subject to tax withholding rules.

RECEIVING YOUR REDEMPTION PROCEEDS

Your redemption proceeds normally will be sent within seven days of the transfer agent receiving your request. For redemption orders that settle on federal bank holidays, your redemption proceeds will be sent on the next Business Day following the holiday. For investments made by check or ACH (not wire purchases), payment of redemption proceeds may be delayed until the transfer agent is reasonably satisfied that your purchase has cleared. It may take up to 15 days for your purchase to clear.

All redemptions will be mailed to your address of record, sent electronically via ACH or wired to your bank account of record. You may request overnight mail service for an additional fee. If you request payment of redemption proceeds to a third party or to a location other than your address of record or bank account of record, your redemption request must be IN WRITING AND MUST INCLUDE A SIGNATURE GUARANTEE AND MAY NOT BE FAXED.

--------------------------------------------------------------------------------
SIGNATURE GUARANTEES

Signature guarantees help protect you and your account against fraud. You can obtain a signature guarantee at most banks and financial intermediaries. A notary public cannot provide a signature guarantee. You may not use fax to transmit a signature guarantee to the Funds.
--------------------------------------------------------------------------------

                               [GRAPHIC OMITTED]

                                                                   PROSPECTUS 47

LOW BALANCE ACCOUNTS

To offset the administrative expense of servicing small accounts, the Funds may impose, without additional notice, an administrative fee of $15 per year during periods where your account balance falls below the account minimum requirements for any reason. The Funds may redeem your shares if the value of your account falls below the required minimum investment amount. However, the Funds will provide you with at least 30 days' written notice to allow you sufficient time to add to your account and avoid the redemption of your shares.

EXCHANGING FUND SHARES
--------------------------------------------------------------------------------

An exchange is when you sell shares of one Rydex Fund and use the proceeds from that sale to purchase shares of another Rydex Fund. Investors may make exchanges on any Business Day of H-Class Shares of any Rydex Fund for H-Class Shares (or Investor Class Shares or Advisor Class Shares, if applicable) of any other Rydex Fund on the basis of the respective NAVs of the shares involved. Exchange requests, like any other share transaction, will be processed at the NAV next determined after your exchange order is received in good order. Exchanges involving other Rydex Funds not included in this Prospectus may be subject to different transaction cut-off times. All exchange requests must be received by the Rydex Funds' transfer agent prior to the cut-off time of the Rydex Fund you are exchanging out of or the Rydex Fund you are exchanging into, whichever is earlier, to be processed at that Business Day's NAV. See "Exchanges with Other Rydex Funds" below for additional information. The exchange privilege may be modified or discontinued at any time.

EXCHANGE PROCEDURES

You will ordinarily submit your transaction order through your financial intermediary or other securities dealers through which you opened your shareholder account or through Rydex directly. The Funds also offer you the option to send exchange requests to Rydex by:

                               [GRAPHIC OMITTED]

48

--------------------------------------------------------------------------------
                 Rydex Investments
   MAIL          Attn: Ops. Dept.
                 9601 Blackwell Road, Suite 500
                 Rockville, MD 20850
--------------------------------------------------------------------------------
                 301.296.5101

   FAX           If you send your exchange request by fax, you must call
                 Rydex Client Services at 800.820.0888 to verify that your
                 fax was received and when it will be processed.
--------------------------------------------------------------------------------
 TELEPHONE        800.820.0888 OR 301.296.5406
--------------------------------------------------------------------------------
 INTERNET        Follow the directions on the Rydex web site -
                 www.rydexinvestments.com
--------------------------------------------------------------------------------

Whether you transmit your exchange request by mail, fax, telephone or internet, you must include the following information in your exchange request:

      o     your name

      o     your shareholder account number

      o Fund name(s) you are exchanging out of (selling) and Fund name(s) you are exchanging into (buying)

      o dollar amount, number of shares or percentage of Fund position involved in the exchange

      o signature of account owner(s) (not required for telephone or internet exchanges)

You may only place exchange orders if you are the registered owner of the account or the registered owner has given Rydex written authorization to allow you to trade the account. You will receive a confirmation number for your exchange. Please retain it for your records.

MINIMUM EXCHANGE AMOUNTS

The minimum amount for an exchange is either $1,000 or 100% of the Fund position from which the exchange is coming, whichever is less. If you are exchanging the minimum amount, you may not split the proceeds between multiple Rydex Funds. If you place exchange transactions in shares or in percentages, the minimum exchange amount still applies. This minimum may be waived for accounts that are part of an asset allocation strategy.

EXCHANGES WITH OTHER RYDEX FUNDS

On any Business Day, investors may make exchanges of H-Class Shares of any Fund for H-Class Shares (or Investor Class Shares or Advisor Class Shares, if applicable) of any Rydex Fund not offered in this Prospectus. WHILE MOST RYDEX FUNDS OFFER UNLIMITED EXCHANGE PRIVILEGES WITH NO MINIMUM HOLDING

                               [GRAPHIC OMITTED]

                                                                   PROSPECTUS 49

PERIODS OR TRANSACTION FEES, CERTAIN RYDEX FUNDS, INCLUDING THE FUNDS, DO NOT ALLOW UNLIMITED TRADING. IF YOU ARE CONTEMPLATING AN EXCHANGE FOR SHARES OF ANY RYDEX FUND NOT OFFERED IN THIS PROSPECTUS, YOU SHOULD OBTAIN AND REVIEW THAT RYDEX FUND'S CURRENT PROSPECTUS BEFORE MAKING THE EXCHANGE. You can obtain a prospectus for any Rydex Fund not offered in this Prospectus by calling
800.820.0888 or 301.296.5406 or visiting the Rydex web site at www.rydexinvestments.com.

RYDEX ACCOUNT POLICIES
--------------------------------------------------------------------------------

SHAREHOLDER IDENTIFICATION AND VERIFICATION

Federal regulations may require the Funds to obtain your name, your date of birth (for a natural person), your residential street address or principal place of business and your Social Security Number, Employer Identification Number or other government issued identification when you open an account. Additional information may be required in certain circumstances or to open accounts for corporations or other entities. The Funds may use this information to attempt to verify your identity. The Funds may not be able to establish an account if the necessary information is not received. The Funds may also place limits on account transactions while it is in the process of attempting to verify your identity. Additionally, if the Funds are unable to verify your identity after your account is established, the Funds may be required to redeem your shares and close your account.

Rydex provides accounts for U.S. citizens and resident aliens. We will not open a new account for any non-resident aliens (natural person or entity). If you are unsure of your status please consult your tax adviser. Non-resident aliens may hold Rydex Funds through a financial intermediary, subject to that financial intermediary's requirements.

Customer identification and verification is part of the Funds' overall obligation to deter money laundering under applicable law. The Funds have adopted an anti-money laundering compliance program designed to prevent the Funds from being used for money laundering or the financing of terrorist activities. In this regard, the Funds reserve the right to (i) refuse, cancel or rescind any purchase or exchange order, (ii) freeze any account and/or suspend account services or (iii) involuntarily close your account in cases of threatening conduct or suspected fraudulent or illegal activity. These actions will be taken when, in the sole discretion of Fund management, they are deemed to be in the best interests of the Funds or in cases when the Funds are requested or compelled to do so by governmental or law enforcement authority. If your account is closed at the request of governmental or law enforcement authority, you may not receive proceeds of the redemption if the Funds are required to withhold such proceeds.

                               [GRAPHIC OMITTED]

50

CHANGES TO YOUR ACCOUNT

For information on what is required to make changes and/or additions to your account, and to obtain the appropriate forms, please visit the Rydex web site at www.rydexinvestments.com or call 800.820.0888 or 301.296.5406. If you own shares that are registered in your intermediary's name, and you want to transfer the registration to another intermediary or want the shares registered in your name, then you should contact your intermediary for instructions on how to make this change.

TRANSACTIONS OVER TELEPHONE OR INTERNET

Internet and telephone transactions are extremely convenient, but are not risk free. To ensure that your internet and telephone transactions are safe, secure, and as risk-free as possible, the Rydex Funds have instituted certain safeguards and procedures for determining the identity of web site users (including the use of secure passwords and 128-bit encryption technology) and telephone callers and authenticity of instructions. As a result, neither the Funds nor their transfer agent will be responsible for any loss, liability, cost, or expense for following internet, telephone or wire instructions they reasonably believe to be genuine. If you or your intermediaries make exchange requests by telephone or internet, you will generally bear the risk of any loss. Neither the Funds, nor their transfer agent, are responsible for internet transactions that are not received.

During periods of unusually high market activity or other times, it may be difficult to reach Rydex by telephone or access our internet site. Rydex and its affiliates will not be liable for any losses resulting from a cause over which Rydex or its affiliates do not have direct control, including but not limited to the failure of electronic or mechanical equipment or communication lines, telephone or other interconnect problems (E.G., if you are unable to access your online service provider), input errors on the internet, severe weather, facilities emergencies, earthquakes, floods and strikes or other labor problems. If you are not able to reach Rydex by your regular medium, consider sending written instructions.

STATEMENTS & CONFIRMATIONS

You will receive statements and trade confirmations of your investment transactions. You may elect to suppress trade confirmations by requesting this option in writing or via the internet. You may choose to receive your confirmations and/or statements either by mail or electronically.

eDELIVERY SERVICES

eDelivery offers shareholders the convenience of receiving most communications (such as trade confirmations, statements, prospectuses and shareholder

                               [GRAPHIC OMITTED]

                                                                   PROSPECTUS 51

reports, etc.) from the Funds through the web via email notification. For more information on eDelivery, please visit the Rydex web site at www.rydexinvest-ments.com. The Funds reserve the right to discontinue your eDelivery service if two (2) or more e-mail notices are returned as undeliverable.

RYDEX EXPRESS LINE - 1(800) 717-7776

You may access information about the Rydex Funds and your Rydex account anytime with the Rydex Express Line. This automated line gives you telephone access to Rydex Fund information including NAVs, daily factors, fund assets and distributions as well as balance and history information on your Rydex account.

SERVICE AND OTHER FEES

Rydex may charge the following administrative fees on accounts held directly through the Funds' transfer agent for services associated with the following:

      o     $15 for wire transfers of redemption proceeds under $5,000

      o     $50 on purchase checks returned for insufficient funds

      o $25 to stop payment of a redemption check within 10 Business Days of the settlement date

      o $15 for standard overnight packages (fee may be higher for special delivery options)

      o     $25 for bounced draft checks or ACH transactions

      o     $15 per year for low balance accounts

      o The Funds reserve the right, upon notice, to charge you a fee to cover the costs of special requests for information that require extensive research or employee resources. Such requests could include a request for historical account transcripts or the retrieval of a significant number of documents.

Rydex reserves the right to change any of these fees or add additional service fees at any time.

RETIREMENT ACCOUNT FEES

Certain retirement plans such as IRA, SEP, Roth IRA and 403(b) accounts, are charged an annual $15 maintenance fee. Upon liquidating your retirement account, a $15 account-closing fee (and any unpaid annual maintenance fee) will be deducted from the proceeds of your redemption. You may pay the annual maintenance fee at any time during the calendar year by sending Rydex a check. If the annual maintenance fee is not paid separately prior to December, it will be deducted from your account.

                               [GRAPHIC OMITTED]

52

ACCOUNT FEE WAIVERS

Certain fees may be waived for accounts with balances equal to or greater than $250,000 at the time the fee is charged. The fees that may be waived are the Annual maintenance fee and account-closing fee for retirement accounts and the fee for wires less than $5,000.

FREQUENT PURCHASES AND REDEMPTIONS OF FUND SHARES

Unlike most other Rydex Funds, the Funds are not suitable for purchase by active investors. The Funds are intended for long-term investment purposes only and discourage shareholders from engaging in "market timing" or other types of excessive short-term trading. This frequent trading into and out of the Funds may present risks to the Funds' long-term shareholders, all of which could adversely affect shareholder returns. The risks posed by frequent trading include interfering with the efficient implementation of the Funds' investment strategies, triggering the recognition of taxable gains and losses on the sale of Fund investments, requiring the Funds to maintain higher cash balances to meet redemption requests, and experiencing increased transaction costs. Consequently, the Board of Trustees has adopted policies and procedures designed to prevent frequent purchases and redemptions of shares of the Funds.

In an effort to discourage short-term trading and defray costs incurred by shareholders as a result of same, the Board of Trustees has approved a 1.00% redemption fee to be imposed uniformly on all Fund shares redeemed within thirty
(30) days of the date of purchase (including shares of the Funds that are acquired through an exchange) subject to the limitations discussed below. The fee is deducted from the sale proceeds and cannot be paid separately, and any proceeds of the fee are credited to the assets of the Funds. The fee does not apply to shares purchased with reinvested dividends or distributions. In determining how long shares of the Funds have been held, the Funds assume that shares held by the investor the longest period of time will be sold first. The redemption fee is applicable to Fund shares purchased either directly or through a financial intermediary, such as a broker-dealer. Transactions through financial intermediaries typically are placed with the Fund on an omnibus basis and include both purchase and sale transactions placed on behalf of multiple investors. The Funds request that financial intermediaries assess the redemption fee on customer accounts and collect and remit the proceeds to the Funds. However, the Funds recognize that due to operational and system limitations, intermediaries' methods for tracking and calculating the fee may be inadequate or differ in some respects from the Funds'. Therefore, to the extent that financial intermediaries are unable to collect the redemption fee, the Funds may not

                               [GRAPHIC OMITTED]

                                                                   PROSPECTUS 53

be able to defray the expenses associated with short-term trades made by that financial intermediary's customers.

The Funds reserve the right to waive the redemption fee in their discretion where either the Funds believe such waiver is in the best interests of the Funds, including certain categories of redemptions that the Funds reasonably believe may not raise frequent trading or market timing concerns or where the financial intermediary's processing systems are unable to properly apply the redemption fee. These categories currently include (i) participants in certain group retirement plans or group annuity contracts whose processing systems are incapable of properly applying the redemption fee to underlying shareholders;
(ii) redemptions resulting from certain transfers upon the death of a shareholder; (iii) redemptions by certain pension plans as required by law or by regulatory authorities; (iv) systematic redemptions; (v) retirement loans and withdrawals; and (vi) redemptions in accounts participating in certain approved asset allocation programs.

For purposes of applying the Funds' policies, the Advisor may consider the trading history of accounts under common ownership or control. In addition, the Funds reserve the right to reject any purchase request by any investor or group of investors for any reason without prior notice, including, in particular, if the Advisor reasonably believes that the trading activity would be harmful or disruptive to the Funds. Although these policies are designed to deter frequent trading, none of these measures alone nor all of them taken together eliminate the possibility that frequent trading in the Funds will occur, particularly with respect to trades placed by shareholders that invest in the Funds through omnibus accounts maintained by brokers, retirement plan accounts and other financial intermediaries. The Funds' access to information about individual shareholder transactions made through such omnibus arrangements is often unavailable or severely limited. As a result, the Funds cannot assure that their policies will be enforced with regard to those Fund shares held through such omnibus arrangements (which may represent a majority of Fund shares), and as a result frequent trading could adversely affect the Funds and their long-term shareholders as discussed above. For purposes of applying the Funds' policies, the Advisor may consider the trading history of accounts under common ownership or control. In addition, the Funds reserve the right to reject any purchase request by any investor or group of investors for any reason without prior notice, including, in particular, if the Advisor reasonably believes that the trading activity would be harmful or disruptive to the Funds.

RIGHTS RESERVED BY THE FUNDS

The Funds reserve the right to close your account in cases of suspected fraudulent or illegal activity in accordance with applicable law. This action may be

                               [GRAPHIC OMITTED]

54

taken when, in the sole discretion of Fund management, it is deemed to be in the best interests of the Funds or in cases where the Funds are requested or compelled to do so by applicable law. If your account is closed at the request of governmental or law enforcement authority or pursuant to applicable law, you may not receive proceeds of the redemption if the Funds are required to withhold such proceeds.

DISTRIBUTION AND SHAREHOLDER SERVICES
--------------------------------------------------------------------------------

The Funds have not adopted a Distribution Plan and a Shareholder Services Plan with respect to H-Class Shares. Instead, the Funds invest in underlying funds that have a distribution plan that allows the underlying funds to pay distribution fees to Rydex Distributors, Inc. (the "Distributor") and other firms that provide distribution services ("Service Providers"). The underlying funds will pay distribution fees to the Distributor at an annual rate not to exceed 0.25% of average daily net assets, pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended. If a Service Provider provides distribution or shareholder services, the Distributor will, in turn, pay the Service Provider for the services it provides at an annual rate not to exceed 0.25% of the average daily net assets of a Fund. Because the underlying funds pay these fees out of assets on an ongoing basis, over time these fees may cost you more than other types of sales charges and will increase the cost of your investment.

COMPENSATION TO DEALERS

The Advisor, at its expense, may provide compensation to financial intermediaries for the sale of Fund shares. These payments may be made, at the discretion of the Advisor, to certain dealers who have sold shares of the Rydex Funds. The level of payments made to dealers will generally vary, but may be significant. These payments may provide an incentive for dealers to sell shares of the Rydex Funds and promote the retention of their customer's assets in the Funds. Any payments described above will not change the price paid by investors for the purchase of the applicable Rydex Fund's shares or the amount that any particular Rydex Fund will receive as proceeds from such sales. The Advisor determines the extent of such payments in its sole discretion in response to requests from dealer firms, based on factors it deems relevant, such as the dealer's sales, assets, share class utilized and the quality of the dealer's relationship with the Advisor. The Advisor periodically determines the advisability of continuing these payments. The Advisor may also pay expenses associated with meetings that facilitate educating financial advisers and shareholders about the Rydex Funds that are conducted by dealers.

                               [GRAPHIC OMITTED]

                                                                   PROSPECTUS 55

DIVIDENDS AND DISTRIBUTIONS
--------------------------------------------------------------------------------

TIMING OF PAYMENTS

Income dividends, if any, are paid at least annually by each of the Funds. If you own Fund shares on a Fund's record date, you will be entitled to receive the dividend. The Funds may declare and pay dividends on the same date. The Funds make distributions of capital gains, if any, at least annually. The Funds, however, may declare a special capital gains distribution if the Board of Trustees believes that such a distribution would be in the best interests of the shareholders of a Fund.

DIVIDEND PAYMENT OPTIONS

Dividends and distributions will be paid in the form of additional Fund shares unless you have elected to receive payment in cash. If you did not elect to receive cash payments of dividends and distributions on your application, you must notify the Funds in writing to change your election prior to the date of the next distribution. Your election will become effective for dividends paid after the Funds receive your written notice. To cancel your election, simply send written notice to the Funds. Dividends and distributions with values of $10 or less may be automatically reinvested.

TAX INFORMATION
--------------------------------------------------------------------------------

The following is a summary of some important tax issues that affect the Funds and their shareholders. The summary is based on current tax laws, which may be changed by legislative, judicial or administrative action. You should not consider this summary to be a detailed explanation of the tax treatment of the Funds, or the tax consequences of an investment in the Funds. MORE INFORMATION ABOUT TAXES IS LOCATED IN THE SAI. YOU ARE URGED TO CONSULT YOUR TAX ADVISER REGARDING SPECIFIC QUESTIONS AS TO FEDERAL, STATE AND LOCAL INCOME TAXES.

TAX STATUS OF EACH FUND

Each Fund is treated as a separate entity for federal tax purposes, and intends to qualify for the special tax treatment afforded to regulated investment companies. As long as a Fund qualifies as a regulated investment company, it pays no federal income tax on the earnings it distributes to shareholders.

TAX STATUS OF DISTRIBUTIONS

      o Each Fund will, at least annually, distribute substantially all of its net investment income and net capital gains income.

      o The income dividends and short-term capital gains distributions you receive from the Funds will be taxed as either ordinary income or qualified dividend income. Dividends that are qualified dividend income are eligible for the reduced maximum rate to individuals of 15% (5% for

                                [GRAPHIC OMITTED]

56

            individuals in lower tax brackets) to the extent that the Fund receives qualified dividend income.

      o Any long-term capital gains distributions you receive from a Fund are taxable as long-term capital gains regardless of how long you have owned your shares. Long-term capital gains are currently taxed at a maximum rate of 15%.

      o Absent further legislation, the maximum 15% tax rate on qualified dividend income and long-term capital gains will cease to apply to taxable years beginning after December 31, 2010.

      o Dividends and distributions are generally taxable to you whether you receive them in cash or in additional shares.

      o Corporate shareholders may be entitled to a dividends-received deduction for the portion of dividends they receive that are attributable to dividends received by a Fund from U.S. corporations, subject to certain limitations.

      o Long-term capital gains distributions will result from gains on the sale or exchange of capital assets held by a Fund for more than one year.

      o Distributions paid in January but declared by a Fund in October, November or December of the previous year may be taxable to you in the previous year.

      o A Fund will inform you of the amount of your ordinary income dividends, qualified dividend income, and long-term capital gain distributions shortly after the close of each calendar year.

      o If you hold your shares in a tax-qualified retirement account, you generally will not be subject to federal taxation on Fund distributions until you begin receiving distributions from your retirement account. You should consult your tax adviser regarding the tax rules that apply to your retirement account.

TAX STATUS OF SHARE TRANSACTIONS

EACH SALE, EXCHANGE, OR REDEMPTION OF FUND SHARES MAY BE A TAXABLE EVENT TO YOU. For tax purposes, an exchange of Fund shares for shares of a different Rydex Fund is treated the same as a sale. You should consider the tax consequences of any redemption or exchange before making such a request, especially with respect to redemptions if you invest in the Funds through a tax-qualified retirement plan.

STATE TAX CONSIDERATIONS

A Fund is not liable for any income or franchise tax in Delaware as long as it qualifies as a regulated investment company for federal income tax purposes. In addition to federal taxes, distributions by the Funds and ownership of Fund

                                [GRAPHIC OMITTED]

                                                                   PROSPECTUS 57

shares may be subject to state and local taxes. You should consult your tax adviser regarding how state and local tax laws affect your investment in Fund shares.

MANAGEMENT OF THE FUNDS
--------------------------------------------------------------------------------

INVESTMENT ADVISOR

Rydex Investments is located at 9601 Blackwell Road, Suite 500, Rockville, Maryland 20850, and serves as investment adviser of the Funds. The Advisor has served as the investment adviser of the Rydex Funds since each Rydex Fund's inception, and also serves as sub-adviser to several other mutual funds.

The Advisor makes investment decisions for the assets of the Funds and continuously reviews, supervises, and administers each Fund's investment program. The Board of Trustees of the Trust supervises the Advisor and establishes policies that the Advisor must follow in its day-to-day management activities. Pursuant to an investment advisory agreement between the Trust and the Advisor, the Funds do not pay the Advisor a management fee.

The Advisor bears all of its own costs associated with providing these advisory services and the expenses of the members of the Board of Trustees who are affiliated with the Advisor. The Advisor may make payments from its own resources to broker-dealers and other financial institutions in connection with the sale of Fund shares.

As part of its agreement with the Trust, the Advisor will pay all expenses of the Funds, including the cost of transfer agency, custody, fund administration, legal, audit and other services, except interest, acquired fund fees and expenses, and taxes (expected to be DE MINIMIS), brokerage commissions and other expenses connected with the execution of portfolio transactions, any distribution fees or expenses and extraordinary expenses.

A discussion regarding the basis for the Board's August 2006 approval of the Funds' investment advisory agreement is available in the Funds' September 30, 2006 Semi-Annual Report to Shareholders, which covers the period June 30, 2006 to September 30, 2006. A discussion regarding the basis for the Board's August 2007 approval of the Funds' investment advisory agreement will be available in the Funds' September 30, 2007 Semi-Annual Report to Shareholders, which covers the period April 1, 2007 to September 30, 2007.

PORTFOLIO MANAGEMENT

Mike Byrum, President and Chief Investment Officer ("CIO") of Rydex Investments, leads the Portfolio Department. Mr. Byrum's senior management team, called the Investment Leadership Team ("ILT"), consists of five investment professionals that are responsible for overseeing different functions within the Portfolio Department. Those members include Michael Dellapa as the Director

                                [GRAPHIC OMITTED]

58

of Research, Douglas Holmes as the Strategic Advisor, James King as the Director of Portfolio Management, David Reilly as the head of Portfolio Strategies, and Stephen Sachs as the Director of Trading. The role of the ILT is to set the overall policies of the Portfolio Department with respect to investment strategies and business development. The remainder of the Portfolio Department reports to the members of the ILT, and consists of a team of approximately 16 investment professionals that focus on research, trading, and implementing the portfolios.

On a day-to-day basis the following three individuals are jointly and primarily responsible for the management of the Funds.

MICHAEL P. BYRUM, CFA, President and CIO of Rydex Investments - As the CIO, Mr. Byrum has ultimate responsibility of the management of the Funds. He has been associated with Rydex Investments since the Advisor was founded in 1993. Mr. Byrum was named the President of Rydex Investments in 2004 and has served as Chief Investment Officer of Rydex Investments since 2000. During this time, he has played a key role in the development of the firm's investment strategies and product offerings. As Senior Portfolio Manager, Mr. Byrum was instrumental in the launch of the OTC, Precious Metals, Government Long Bond 1.2x Strategy, Inverse Government Long Bond Strategy, Inverse S&P 500 Strategy and Inverse OTC Strategy Funds, and helped to create the Sector Funds, all of which are offered in a separate prospectus. He was named Vice President of Portfolio for Rydex Investments in 1998, and Executive Vice President in 2000. Prior to joining Rydex Investments, Mr. Byrum worked for Money Management Associates, the investment adviser for Rushmore Funds, Inc. He holds a degree in finance from Miami University of Ohio and is a member of the CFA Institute and the Washington Society of Investment Analysts. Mr. Byrum has co-managed each Fund since its inception.

JAMES R. KING, CFA, Director of Portfolio Management - Mr. King is responsible for a team of portfolio managers who manage all of the Rydex Funds. He joined Rydex Investments in 1996 and was promoted to assistant portfolio manager in 1997. In 1998, he became a portfolio manager and was promoted in 2001 to senior portfolio manager and currently serves as director of portfolio management. Prior to joining Rydex Investments, Mr. King worked as a registered representative at DMG Securities. He holds a degree in finance from the University of Maryland. Mr. King has co-managed each Fund since its inception.

MICHAEL J. DELLAPA, CFA, Director of Investment Research - Mr. Dellapa joined Rydex Investments in 2000 as a Research Analyst and was promoted to portfolio manager in 2003. During his tenure as a portfolio manager, he had direct oversight for the Russell 2000(R) 1.5x Strategy, Healthcare, Biotechnology, and Consumer Products Funds, all of which are offered in a separate prospectus. In 2005, Mr. Dellapa became Director of Investment Research. Since joining

                               [GRAPHIC OMITTED]

                                                                   PROSPECTUS 59

Rydex Investments, Mr. Dellapa has played a key role in developing research processes and systems to enhance current funds and develop new investment products. Prior to joining Rydex Investments, he worked as an equity analyst for Invista Capital and systems analyst for Accenture. He holds an engineering degree from the University of Maryland and MBA from the University of Chicago. Previously, he was owner/consultant of Dellapa Consulting Inc. as well as a senior consultant and an analyst at Andersen Consulting. Mr. Dellapa has co-managed each Fund since September 2005.

Mr. Dellapa oversees the research and creation of the processes used to select investments. Mr. King oversees the day-to-day details of the portfolio management of all of the Rydex Funds. Mr. Byrum generally oversees all aspects of the management of all the Rydex Funds and reviews the activities of Messrs. King and Dellapa, as well as other aspects of the investment management portfolio department.

Additional information about the portfolio managers' compensation, other accounts managed by the portfolio managers, and the portfolio managers' ownership of securities in the Funds is available in the SAI.

                                [GRAPHIC OMITTED]

60

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

The financial highlights tables are intended to help you understand the Funds' financial performance for the past 5 years (or, if shorter, the period of operations of the Funds' H-Class Shares). Certain information reflects financial results for a single share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in a Fund (assuming reinvestment of all dividends and distributions). The information provided

                                              NET REALIZED     NET INCREASE
                     NET ASSET                     AND         IN NET ASSET     DISTRIBUTIONS  DISTRIBUTIONS
                       VALUE,        NET       UNREALIZED    VALUE RESULTING      FROM NET       FROM NET
                     BEGINNING   INVESTMENT     GAINS ON           FROM          INVESTMENT      REALIZED
PERIOD ENDED         OF PERIOD     INCOME+     INVESTMENTS      OPERATIONS        INCOME***      GAINS***
------------------------------------------------------------------------------------------------------------
ESSENTIAL PORTFOLIO CONSERVATIVE FUND H-CLASS
   MARCH 31, 2007*    $ 10.00      $ .15         $ .62           $  .77           $ (.09)         $   --

ESSENTIAL PORTFOLIO MODERATE FUND H-CLASS
   MARCH 31, 2007*      10.00        .18           .79              .97             (.10)           (.32)

ESSENTIAL PORTFOLIO AGGRESSIVE FUND H-CLASS
   MARCH 31, 2007*      10.00        .15           .87             1.02             (.10)           (.64)

  *   SINCE THE COMMENCEMENT OF OPERATIONS: JUNE 30, 2006.

 **   ANNUALIZED

*** FOR FINANCIAL REPORTING PURPOSES, CERTAIN DISTRIBUTIONS FROM NET INVESTMENT INCOME FOR FEDERAL INCOME TAX PURPOSES HAVE BEEN RECLASSIFIED TO DISTRIBUTIONS FROM REALIZED GAINS.

  +   CALCULATED USING THE AVERAGE DAILY SHARES OUTSTANDING FOR THE PERIOD.

 ++ DOES NOT INCLUDE EXPENSES OF THE UNDERLYING FUNDS IN WHICH THE FUNDS INVEST. THE ANNUALIZED WEIGHTED AVERAGE EXPENSE RATIOS OF THE UNDERLYING FUNDS IN WHICH THE ESSENTIAL PORTFOLIO CONSERVATIVE FUND, THE ESSENTIAL PORTFOLIO MODERATE FUND, AND THE ESSENTIAL PORTFOLIO AGGRESSIVE FUND INVEST ARE 1.45%, 1.51%, AND 1.57%, RESPECTIVELY.

+++   TOTAL INVESTMENT RETURN HAS NOT BEEN ANNUALIZED.

                                [GRAPHIC OMITTED]

                                                                   PROSPECTUS 61

--------------------------------------------------------------------------------

below for the period ending March 31, 2007 has been audited by Ernst & Young LLP, whose report, along with the financial statements and related notes, appear in the Funds' 2007 Annual Report. The 2007 Annual Report is available by telephoning the transfer agent at 800.820.0888 or 301.296.5100. The 2007 Annual Report is incorporated by reference in the SAI.

                                                                                        RATIOS TO
                                                                                   AVERAGE NET ASSETS:
                                                                                  ----------------------
                                                               NET                                                        NET
                                                   NET        ASSET                              NET                    ASSETS,
                                   REDEMPTION    INCREASE     VALUE,    TOTAL                 INVESTMENT  PORTFOLIO     END OF
                        TOTAL         FEES     IN NET ASSET   END OF  INVESTMENT    TOTAL       INCOME     TURNOVER  PERIOD (000'S
PERIOD ENDED        DISTRIBUTIONS  COLLECTED      VALUE       PERIOD  RETURN+++   EXPENSES++    (LOSS)       RATE       OMITTED)
----------------------------------------------------------------------------------------------------------------------------------
ESSENTIAL PORTFOLIO CONSERVATIVE FUND H-CLASS
   MARCH 31, 2007*     $ (.09)       $ .03        $ .71      $ 10.71     8.04%     0.01%**      1.93%**      105%       $ 3,634

ESSENTIAL PORTFOLIO MODERATE FUND H-CLASS
   MARCH 31, 2007*       (.42)         .01          .56        10.56     9.90%        --**      2.32%**       66%         8,623

ESSENTIAL PORTFOLIO AGGRESSIVE FUND H-CLASS
   MARCH 31, 2007*       (.74)         .01          .29        10.29    10.48%        --**      1.94%**       92%         6,486

                                [GRAPHIC OMITTED]

62

ADDITIONAL AND MORE DETAILED INFORMATION ABOUT THE FUNDS IS INCLUDED IN THE SAI DATED AUGUST 1, 2007. THE SAI HAS BEEN FILED WITH THE SEC AND IS INCORPORATED BY REFERENCE INTO THIS PROSPECTUS AND, THEREFORE, LEGALLY FORMS A PART OF THIS PROSPECTUS. THE SEC MAINTAINS THE EDGAR DATABASE ON ITS WEB SITE ("HTTP://WWW.SEC.GOV") THAT CONTAINS THE SAI, MATERIAL INCORPORATED BY REFERENCE, AND OTHER INFORMATION REGARDING REGISTRANTS THAT FILE ELECTRONICALLY WITH THE SEC. YOU MAY ALSO REVIEW AND COPY DOCUMENTS AT THE SEC PUBLIC REFERENCE ROOM IN WASHINGTON, D.C. (FOR INFORMATION ON THE OPERATION OF THE PUBLIC REFERENCE ROOM, CALL 202.551.8090). YOU MAY REQUEST DOCUMENTS FROM THE SEC BY MAIL, UPON PAYMENT OF A DUPLICATION FEE, BY WRITING TO: U.S. SECURITIES AND EXCHANGE COMMISSION, PUBLIC REFERENCE SECTION, WASHINGTON, D.C. 20549-0102 OR BY EMAILING THE SEC AT THE FOLLOWING ADDRESS: PUBLICINFO@SEC.GOV.

YOU MAY OBTAIN A COPY OF THE SAI OR THE ANNUAL OR SEMI-ANNUAL REPORTS, WITHOUT CHARGE BY CALLING 800.820.0888 OR 301.296.5100, VISITING THE RYDEX WEB SITE AT WWW.RYDEXINVESTMENTS.COM, OR WRITING TO RYDEX SERIES FUNDS, AT 9601 BLACKWELL ROAD, SUITE 500, ROCKVILLE, MARYLAND 20850. ADDITIONAL INFORMATION ABOUT THE FUNDS' INVESTMENTS IS AVAILABLE IN THE ANNUAL AND SEMI-ANNUAL REPORTS. ALSO, IN THE FUNDS' ANNUAL REPORT, YOU WILL FIND A DISCUSSION OF THE MARKET CONDITIONS AND INVESTMENT STRATEGIES THAT SIGNIFICANTLY AFFECTED THE FUNDS' PERFORMANCE DURING THEIR LAST FISCAL YEAR.

NO ONE HAS BEEN AUTHORIZED TO GIVE ANY INFORMATION OR TO MAKE ANY
REPRESENTATIONS NOT CONTAINED IN THIS PROSPECTUS OR IN THE FUNDS' SAI IN CONNECTION WITH THE OFFERING OF FUND SHARES. DO NOT RELY ON ANY SUCH INFORMATION OR REPRESENTATIONS AS HAVING BEEN AUTHORIZED BY THE FUNDS OR RYDEX INVESTMENTS. THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFERING BY THE FUNDS IN ANY JURISDICTION WHERE SUCH AN OFFERING IS NOT LAWFUL.

THE TRUST'S SEC REGISTRATION NUMBER IS 811-07584.

[LOGO] RYDEX INVESTMENTS
             ESSENTIAL FOR MODERN MARKETS(R)

             9601 Blackwell Road o Suite 500 o Rockville, MD 20850
             800.820.0888 o www.rydexinvestments.com

             REPTH-1-0807x0808

                      -------------------------------------
                      PLEASE SEE THE RYDEX PRIVACY POLICIES
                             INSIDE THE BACK COVER.
                      -------------------------------------

                                [GRAPHIC OMITTED]

                                                              RYDEX SERIES FUNDS
                            A-CLASS AND C-CLASS SHARES PROSPECTUS AUGUST 1, 2007

                                                            ESSENTIAL PORTFOLIOS
                                           ESSENTIAL PORTFOLIO CONSERVATIVE FUND
                                               ESSENTIAL PORTFOLIO MODERATE FUND
                                             ESSENTIAL PORTFOLIO AGGRESSIVE FUND

                                                         [LOGO] RYDEXINVESTMENTS
                                                 ESSENTIAL FOR MODERN MARKETS(R)

The U.S. Securities and Exchange Commission has not approved or disapproved the Trust's shares or passed upon the accuracy or adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

                                [GRAPHIC OMITTED]

TABLE OF CONTENTS
--------------------------------------------------------------------------------

ESSENTIAL PORTFOLIOS ...................................................      2

   ESSENTIAL PORTFOLIO CONSERVATIVE FUND ...............................      4

   ESSENTIAL PORTFOLIO MODERATE FUND ...................................      6

   ESSENTIAL PORTFOLIO AGGRESSIVE FUND .................................      8

PRINCIPAL RISKS OF INVESTING IN THE FUNDS ..............................     10

DESCRIPTIONS OF PRINCIPAL RISKS ........................................     11

FUND PERFORMANCE .......................................................     26

FUND FEES AND EXPENSES .................................................     26

MORE INFORMATION ABOUT THE FUNDS .......................................     29

BENCHMARKS AND INVESTMENTS .............................................     29

SHAREHOLDER INFORMATION ................................................     38

TRANSACTION INFORMATION ................................................     39

SALES CHARGES ..........................................................     41

   A-CLASS SHARES ......................................................     41

   C-CLASS SHARES ......................................................     45

BUYING FUND SHARES .....................................................     45

SELLING FUND SHARES ....................................................     49

EXCHANGING FUND SHARES .................................................     51

RYDEX ACCOUNT POLICIES .................................................     52

DISTRIBUTION AND SHAREHOLDER SERVICES ..................................     57

DIVIDENDS AND DISTRIBUTIONS ............................................     58

TAX INFORMATION ........................................................     59

MANAGEMENT OF THE FUNDS ................................................     61

FINANCIAL HIGHLIGHTS ...................................................     64

ADDITIONAL INFORMATION .................................................     66

                    ---------------------------------------
                     PLEASE SEE THE RYDEX PRIVACY POLICIES
                             INSIDE THE BACK COVER.
                    ---------------------------------------

                                [GRAPHIC OMITTED]

                                                                    PROSPECTUS 1

                               RYDEX SERIES FUNDS
                                 A-CLASS SHARES
                                 C-CLASS SHARES

            9601 BLACKWELL ROAD, SUITE 500, ROCKVILLE, MARYLAND 20850
             800.820.0888 o 301.296.5100 o WWW.RYDEXINVESTMENTS.COM

Rydex Series Funds (the "Trust") is a mutual fund complex offering a number of professionally managed investment portfolios (funds) that are grouped into several categories according to each fund's investment strategy. This Prospectus describes A-Class Shares and C-Class Shares of the Essential Portfolio Conservative Fund, the Essential Portfolio Moderate Fund and the Essential Portfolio Aggressive Fund (each a "Fund" and collectively, the "Funds" or "EP Funds").

A-Class Shares and C-Class Shares of the Funds are sold through broker-dealers and other financial institutions ("financial intermediaries") whose clients take part in certain asset allocation investment programs. Investors may exchange shares of the Funds through your financial intermediary or directly through the Rydex web site - www.rydexinvestments.com - or over the phone. Unlike most other Rydex Funds, the Funds are intended for long-term investment purposes only, and are not suitable for purchase by active investors.

RISKS OF INVESTING IN THE FUNDS

The value of the Funds may fluctuate. In addition, Fund shares:

      o     MAY DECLINE IN VALUE, AND YOU MAY LOSE MONEY

      o     ARE NOT FEDERALLY INSURED

      o     ARE NOT GUARANTEED BY ANY GOVERNMENT AGENCY

      o     ARE NOT BANK DEPOSITS

      o     ARE NOT GUARANTEED TO ACHIEVE THEIR OBJECTIVES

                                [GRAPHIC OMITTED]

2

ESSENTIAL PORTFOLIOS
--------------------------------------------------------------------------------

INVESTMENT OBJECTIVES

Each Fund is a "fund of funds," which means that each Fund seeks to achieve its investment objective by investing primarily in other Rydex mutual funds (the "underlying funds") instead of in individual securities. The Funds charge their own expenses and also indirectly bear a proportionate share of the underlying funds' expenses.

In managing the EP Funds, Rydex Investments (the "Advisor") uses many of the tenets of ESSENTIAL PORTFOLIO THEORY ("EPT"), an investment theory developed by the Advisor. The theory is based upon a disciplined and diversified approach to investing that attempts to take into account the various factors that influence today's financial markets.

Each Fund seeks to achieve its investment objective by investing in underlying funds that in turn, invest in equity, fixed-income, money market instruments and alternative asset classes, such as real estate and commodities, and alternative investment strategies, such as absolute return, leveraged and sector-based strategies (alternative asset classes and alternative investment strategies are, collectively, "alternative"). Typically, the greater the equity allocation, the greater the risk associated with a Fund and the increased likelihood that the Fund is suitable for investors who have longer time horizons and seek to maximize long-term returns at the risk of short or long-term losses.

The EP Funds offer three choices for different investment styles in accordance with different target risks. Before investing in the Funds, you should consider your personal investment objectives, tolerance for risk, financial circumstances, and preferred investment horizon.

The following table indicates each Fund's typical target allocation and risk, which is how each Fund's investments will be generally allocated among the major asset classes over the long term. It is possible that each Fund's target allocation may differ from these ranges, depending on market conditions or other factors.

                                [GRAPHIC OMITTED]

                                                                    PROSPECTUS 3

-----------------------------------------------------------------------------
FUND                                    TARGET RISK   TARGET ALLOCATION RANGE
-----------------------------------------------------------------------------
ESSENTIAL PORTFOLIO CONSERVATIVE FUND   Low
-----------------------------------------------------------------------------
   Equity                                             20-50%
-----------------------------------------------------------------------------
   Fixed-Income/Money Market                          20-60%
-----------------------------------------------------------------------------
   Alternative                                        0-30%
-----------------------------------------------------------------------------
ESSENTIAL PORTFOLIO MODERATE FUND       Medium
-----------------------------------------------------------------------------
   Equity                                             30-70%
-----------------------------------------------------------------------------
   Fixed-Income/Money Market                          5-25%
-----------------------------------------------------------------------------
   Alternative                                        0-35%
-----------------------------------------------------------------------------
ESSENTIAL PORTFOLIO AGGRESSIVE FUND     High
-----------------------------------------------------------------------------
   Equity                                             40-80%
-----------------------------------------------------------------------------
   Fixed-Income/Money Market                          0-15%
-----------------------------------------------------------------------------
   Alternative                                        0-40%
-----------------------------------------------------------------------------

Each underlying fund has risks associated with it as described in this Prospectus. You may also request an underlying fund's prospectus or statement of additional information by calling Rydex Client Services at 800.820.0888 or 301.296.5406, or visiting www.rydexinvestments.com, or visiting the U.S. Securities and Exchange Commission's website at www.sec.gov.

                                [GRAPHIC OMITTED]

4

ESSENTIAL PORTFOLIO
CONSERVATIVE FUND
--------------------------------------------------------------------------------
A-CLASS (RYEOX)                                                  C-CLASS (RYEEX)

FUND OBJECTIVE

The Essential Portfolio Conservative Fund's objective is to primarily seek preservation of capital and, secondarily, to seek long-term growth of capital.

The Fund may be appropriate for investors who:

      o     Have a low risk tolerance

      o     Primarily seek preservation of capital from their investment

PRINCIPAL INVESTMENT STRATEGY

The Fund seeks to achieve its investment objective by investing principally in a diversified portfolio of underlying funds that represent traditional asset classes, such as stocks, bonds and money market securities, a broad range of alternative assets, such as real estate investment trusts and commodity-related securities, and alternative investment strategies, such as absolute return, leveraged, and sector-based strategies, in an attempt to improve risk-adjusted returns and lower portfolio volatility. The Fund will typically have a conservative allocation to underlying funds that invest in stocks, and a greater allocation to underlying funds that invest in bonds and money market securities as compared to other EP Funds.

The Fund may invest in, and thus have indirect exposure to the risks of, the following underlying funds (please note that the Advisor may change the Fund's asset class allocation, the underlying funds, or weightings without shareholder notice):

      o Domestic Equity and Domestic Equity-Style Funds: Large-Cap Growth, Large-Cap Value, Mid-Cap Growth, Mid-Cap Value, Multi-Cap Core Equity, Sector Rotation, Small-Cap Growth and Small-Cap Value Funds

      o Fixed-Income and Money Market Funds: Government Long Bond 1.2x Strategy and U.S. Government Money Market Funds

      o International Equity Funds: Europe 1.25x Strategy and Japan 1.25x Strategy Funds

      o Alternative Investment Funds: Absolute Return Strategies, Hedged Equity, Real Estate and Commodities Strategy Funds

The Fund may also invest in exchange-traded funds (ETFs) to complement its investment in the underlying funds if there are asset classes not covered by the underlying funds or to better manage cash positions.

PRINCIPAL RISKS

The Essential Portfolio Conservative Fund is subject to a number of risks that may affect the value of its shares, including:

                                [GRAPHIC OMITTED]

                                                                    PROSPECTUS 5

      o     Active Trading Risk

      o     Commodity-Linked Derivative Investment Risk

      o     Conflicts of Interest Risk

      o     Counterparty Credit Risk

      o     Depositary Receipt Risk

      o     Derivatives Risk

      o     Early Closing Risk

      o     Energy Sector Concentration Risk

      o     Fixed Income Risk

      o     Foreign Currency Risk

      o     Foreign Securities Risk

      o     Fund of Funds Risk

      o     Geographic Concentration in Europe Risk

      o     Geographic Concentration in Japan Risk

      o     High Yield Risk

      o     Industry Concentration Risk

      o     Interest Rate Risk

      o     Investment in Investment Companies Risk

      o     Investment Style Risk

      o     Large-Capitalization Securities Risk

      o     Leveraging Risk

      o     Market Risk

      o     Non-Diversification Risk

      o     Portfolio Turnover Risk

      o     Real Estate Sector Concentration Risk

      o     Short Sales Risk

      o     Small-Capitalization and Mid-Capitalization Securities Risk

      o     Stable Price Per Share Risk

      o     Tax Risk

      o     Tracking Error Risk

      o     Trading Halt Risk

Please see "Descriptions of Principal Risks" on page 11 for a discussion of each of the principal risks that apply to the Fund.

                                [GRAPHIC OMITTED]

6

ESSENTIAL PORTFOLIO
MODERATE FUND
--------------------------------------------------------------------------------
A-CLASS (RYMOX)                                                  C-CLASS (RYMYX)

FUND OBJECTIVE

The Essential Portfolio Moderate Fund's objective is to primarily seek growth of capital and, secondarily, to seek preservation of capital.

The Fund may be appropriate for investors who:

      o     Have a moderate risk tolerance

      o     Primarily seek growth from their investment

      o Are willing to bear possible short-term price fluctuations in exchange for potentially higher returns over time

PRINCIPAL INVESTMENT STRATEGY

The Fund seeks to achieve its investment objective by investing principally in a diversified portfolio of underlying funds that represent traditional asset classes, such as stocks, bonds and money market securities, a broad range of alternative assets, such as real estate investment trusts and commodity-related securities, and alternative investment strategies, such as absolute return, leveraged, and sector-based strategies, in an attempt to improve risk-adjusted returns and lower portfolio volatility. The Fund will typically have a moderate allocation to underlying funds that invest in stocks, and a moderate allocation to underlying funds that invest in bonds as compared to other EP Funds.

The Fund may invest in, and thus have indirect exposure to the risks of, the following underlying funds (please note that the Advisor may change the Fund's asset class allocation, the underlying funds, or weightings without shareholder notice):

      o Domestic Equity and Domestic Equity-Style Funds: Russell 2000(R) 2x Strategy, Large-Cap Growth, Large-Cap Value, Mid-Cap 1.5x Strategy, Mid-Cap Growth, Mid-Cap Value, Multi-Cap Core Equity, OTC, Nova, Russell 2000(R) 1.5x Strategy, Sector Rotation, Small-Cap Growth and Small-Cap Value Funds

      o     Fixed-Income Fund: Government Long Bond 1.2x Strategy Fund

      o International Equity Funds: Europe 1.25x Strategy and Japan 1.25x Strategy Funds

      o Alternative Investment Funds: Absolute Return Strategies, Hedged Equity, Real Estate and Commodities Strategy Funds

The Fund may also invest in ETFs to complement its investment in the underlying funds if there are asset classes not covered by the underlying funds or to better manage cash positions.

                                [GRAPHIC OMITTED]

                                                                    PROSPECTUS 7

PRINCIPAL RISKS

The Essential Portfolio Moderate Fund is subject to a number of risks that may affect the value of its shares, including:

      o     Active Trading Risk

      o     Commodity-Linked Derivative Investment Risk

      o     Conflicts of Interest Risk

      o     Counterparty Credit Risk

      o     Depositary Receipt Risk

      o     Derivatives Risk

      o     Early Closing Risk

      o     Energy Sector Concentration Risk

      o     Fixed Income Risk

      o     Foreign Currency Risk

      o     Foreign Securities Risk

      o     Fund of Funds Risk

      o     Geographic Concentration in Europe Risk

      o     Geographic Concentration in Japan Risk

      o     High Yield Risk

      o     Industry Concentration Risk

      o     Investment in Investment Companies Risk

      o     Investment Style Risk

      o     Large-Capitalization Securities Risk

      o     Leveraging Risk

      o     Market Risk

      o     Non-Diversification Risk

      o     Portfolio Turnover Risk

      o     Real Estate Sector Concentration Risk

      o     Short Sales Risk

      o     Small-Capitalization and Mid-Capitalization Securities Risk

      o     Tax Risk

      o     Technology Sector Concentration Risk

      o     Tracking Error Risk

      o     Trading Halt Risk

Please see "Descriptions of Principal Risks" on page 11 for a discussion of each of the principal risks that apply to the Fund.

                                [GRAPHIC OMITTED]

8

ESSENTIAL PORTFOLIO
AGGRESSIVE FUND
--------------------------------------------------------------------------------
A-CLASS (RYGGX)                                                  C-CLASS (RYGEX)

FUND OBJECTIVE

The Essential Portfolio Aggressive Fund's objective is to primarily seek growth of capital.

The Fund may be appropriate for investors who:

      o     Have an aggressive risk tolerance

      o     Primarily seek growth from their investment

      o Seek to maximize long-term returns with the ability to accept possible significant short or long-term losses

PRINCIPAL INVESTMENT STRATEGY

The Fund seeks to achieve its investment objective by investing principally in a diversified portfolio of underlying funds that represent traditional asset classes, such as stocks, bonds and money market securities, a broad range of alternative assets, such as real estate investment trusts and commodity-related securities, and alternative investment strategies, such as absolute return, leveraged, and sector-based strategies, in an attempt to improve risk-adjusted returns and lower portfolio volatility. The Fund will typically have an aggressive allocation to underlying funds that invest in stocks, and a lower allocation to underlying funds that invest in bonds as compared to other EP Funds.

The Fund may invest in, and thus have indirect exposure to the risks of, the following underlying funds (please note that the Advisor may change the Fund's asset class allocation, the underlying funds, or weightings without shareholder notice):

      o Domestic Equity and Domestic Equity-Style Funds: OTC 2x Strategy, Russell 2000(R) 2x Strategy, S&P 500 2x Strategy, Large-Cap Growth, Large-Cap Value, Mid-Cap 1.5x Strategy, Mid-Cap Growth, Mid-Cap Value, Multi-Cap Core Equity, Russell 2000(R) 1.5x Strategy, Sector Rotation, Small-Cap Growth and Small-Cap Value Funds

      o     Fixed-Income Fund: Government Long Bond 1.2x Strategy Fund

      o International Equity Funds: Europe 1.25x Strategy and Japan 1.25x Strategy Funds

      o Alternative Investment Funds: Absolute Return Strategies, Hedged Equity, Real Estate and Commodities Strategy Funds

The Fund may also invest in ETFs to complement its investment in the underlying funds if there are asset classes not covered by the underlying funds or to better manage cash positions.

                                [GRAPHIC OMITTED]

                                                                    PROSPECTUS 9

PRINCIPAL RISKS

The Essential Portfolio Aggressive Fund is subject to a number of risks that may affect the value of its shares, including:

      o     Active Trading Risk

      o     Commodity-Linked Derivative Investment Risk

      o     Conflicts of Interest Risk

      o     Counterparty Credit Risk

      o     Depositary Receipt Risk

      o     Derivatives Risk

      o     Early Closing Risk

      o     Energy Sector Concentration Risk

      o     Fixed Income Risk

      o     Foreign Currency Risk

      o     Foreign Securities Risk

      o     Fund of Funds Risk

      o     Geographic Concentration in Europe Risk

      o     Geographic Concentration in Japan Risk

      o     High Yield Risk

      o     Industry Concentration Risk

      o     Investment in Investment Companies Risk

      o     Investment Style Risk

      o     Large-Capitalization Securities Risk

      o     Leveraging Risk

      o     Market Risk

      o     Non-Diversification Risk

      o     Portfolio Turnover Risk

      o     Real Estate Sector Concentration Risk

      o     Short Sales Risk

      o     Small-Capitalization and Mid-Capitalization Securities Risk

      o     Tax Risk

      o     Technology Sector Concentration Risk

      o     Tracking Error Risk

      o     Trading Halt Risk

Please see "Descriptions of Principal Risks" on page 11 for a discussion of each of the principal risks that apply to the Fund.

                                [GRAPHIC OMITTED]

10

PRINCIPAL RISKS OF INVESTING IN THE FUNDS
--------------------------------------------------------------------------------

As indicated below, the Funds are subject to a number of risks that may affect the value of the Funds' shares. Please see "Descriptions of Principal Risks" immediately following the table for more detailed information about the principal risks of the Funds.

--------------------------------------------------------------------------------------------
                                                   ESSENTIAL       ESSENTIAL      ESSENTIAL
                                                   PORTFOLIO       PORTFOLIO      PORTFOLIO
                                                 CONSERVATIVE       MODERATE      AGGRESSIVE
                                                     FUND            FUND           FUND
--------------------------------------------------------------------------------------------
Active Trading Risk                                   X                X             X
--------------------------------------------------------------------------------------------
Commodity-Linked Derivative Investment Risk           X                X             X
--------------------------------------------------------------------------------------------
Conflicts of Interest Risk                            X                X             X
--------------------------------------------------------------------------------------------
Counterparty Credit Risk                              X                X             X
--------------------------------------------------------------------------------------------
Depositary Receipt Risk                               X                X             X
--------------------------------------------------------------------------------------------
Derivatives Risk                                      X                X             X
--------------------------------------------------------------------------------------------
Early Closing Risk                                    X                X             X
--------------------------------------------------------------------------------------------
Energy Sector Concentration Risk                      X                X             X
--------------------------------------------------------------------------------------------
Fixed Income Risk                                     X                X             X
--------------------------------------------------------------------------------------------
Foreign Currency Risk                                 X                X             X
--------------------------------------------------------------------------------------------
Foreign Securities Risk                               X                X             X
--------------------------------------------------------------------------------------------
Fund of Funds Risk                                    X                X             X
--------------------------------------------------------------------------------------------
Geographic Concentration in Europe Risk               X                X             X
--------------------------------------------------------------------------------------------
Geographic Concentration in Japan Risk                X                X             X
--------------------------------------------------------------------------------------------
High Yield Risk                                       X                X             X
--------------------------------------------------------------------------------------------
Industry Concentration Risk                           X                X             X
--------------------------------------------------------------------------------------------
Interest Rate Risk                                    X
--------------------------------------------------------------------------------------------
Investment in Investment Companies Risk               X                X             X
--------------------------------------------------------------------------------------------
Investment Style Risk                                 X                X             X
--------------------------------------------------------------------------------------------
Large-Capitalization Securities Risk                  X                X             X
--------------------------------------------------------------------------------------------
Leveraging Risk                                       X                X             X
--------------------------------------------------------------------------------------------
Market Risk                                           X                X             X
--------------------------------------------------------------------------------------------
Non-Diversification Risk                              X                X             X
--------------------------------------------------------------------------------------------
Portfolio Turnover Risk                               X                X             X
--------------------------------------------------------------------------------------------
Real Estate Sector Concentration Risk                 X                X             X
--------------------------------------------------------------------------------------------
Short Sales Risk                                      X                X             X
--------------------------------------------------------------------------------------------
Small-Capitalization and Mid-Capitalization
   Securities Risk                                    X                X             X
--------------------------------------------------------------------------------------------
Stable Price Per Share Risk                           X
--------------------------------------------------------------------------------------------
Tax Risk                                              X                X             X
--------------------------------------------------------------------------------------------
Technology Sector Concentration Risk                                   X             X
--------------------------------------------------------------------------------------------
Tracking Error Risk                                   X                X             X
--------------------------------------------------------------------------------------------
Trading Halt Risk                                     X                X             X
--------------------------------------------------------------------------------------------

                                [GRAPHIC OMITTED]

                                                                   PROSPECTUS 11

DESCRIPTIONS OF PRINCIPAL RISKS
--------------------------------------------------------------------------------

ACTIVE TRADING RISK - The Fund may invest in certain underlying funds in which a significant portion of the underlying funds' assets come from investors who take part in certain strategic and tactical asset allocation programs. These programs often recommend frequent trading of underlying fund shares to take advantage of anticipated changes in market conditions. Therefore, the Advisor anticipates that investors who take part in these programs may frequently redeem or exchange shares of the underlying funds, which may cause the underlying funds to experience high portfolio turnover. High portfolio turnover may result in the underlying funds paying higher levels of transaction costs and generating greater tax liabilities for shareholders, including shareholders of the Fund. In addition, large movements of assets into and out of the underlying funds may negatively impact the underlying funds', and thus the Fund's, ability to achieve their respective investment objectives. In certain circumstances, the underlying funds', and thus the Fund's, expense ratios may vary from current estimates or the historical ratio disclosed in this Prospectus and each underlying fund's prospectus.

COMMODITY-LINKED DERIVATIVE INVESTMENT RISK - The Fund may invest in the Commodities Strategy Fund. The Commodities Strategy Fund's exposure to the commodities markets may subject the Commodities Strategy Fund, and thus the Fund, to greater volatility than investments in traditional securities. Because the value of a commodity-linked derivative investment typically is based upon the price movements of a physical commodity (such as heating oil, livestock, or agricultural products), a commodity futures contract or commodity index, or some other readily measurable economic variable, the value of commodity-linked derivative instruments may be affected by changes in overall market movements, volatility of the underlying benchmark, changes in interest rates, or factors affecting a particular industry or commodity, such as drought, floods, weather, livestock disease, embargoes, tariffs and international economic, political and regulatory developments.

      INDEX-LINKED AND COMMODITY-LINKED "STRUCTURED" SECURITIES -
      The Commodities Strategy Fund invests in derivative instruments with principal and/or coupon payments linked to the value of commodities, commodity futures contracts, or the performance of commodity indices, such as the S&P GSCI(TM) Commodity Index. These are "commodity-linked" or "index-linked" securities. They are sometimes referred to as "structured securities" because the terms of the instrument may be structured by the issuer of the security and the purchaser of the security, such as the Fund. These securities may be issued by banks, brokerage firms, insurance companies and other corporations.

                                [GRAPHIC OMITTED]

12

      The value of these securities will rise or fall in response to changes in the underlying commodity or related index or investment. These securities expose the Commodities Strategy Fund, and thus the Fund, economically to movements in commodity prices. In addition to commodity price risk, the securities also are subject to credit and interest rate risks that in general affect the values of debt securities. Therefore, at maturity, the Commodities Strategy Fund may receive more or less principal than it originally invested. The Commodities Strategy Fund might receive interest payments that are more or less than the stated coupon interest payments.

      STRUCTURED NOTE RISK - The Commodities Strategy Fund intends to invest in commodity currency and financial-linked structured notes to a significant extent. Commodity-linked structured notes provide exposure, which may include long and/or short exposure, to the investment returns of "real assets" (I.E., assets that have tangible properties such as oil, gold and silver) that trade in the commodities markets without investing directly in physical commodities. The performance of these notes is determined by the price movement of the commodities underlying the note. Currency and financial-linked structured notes provide exposure to the investment returns of currencies and financial instruments. A highly liquid secondary market may not exist for the structured notes, and there can be no assurance that one will develop. However, on April 10, 2006, Rydex received a private letter ruling from the IRS that concluded that commodity-linked structured notes will produce qualifying income for a regulated investment company under the Internal Revenue Code of 1986, as amended. Consequently, the Advisor believes that other mutual funds may increase their investment in commodity-linked structured notes leading to the creation and maintenance of a more liquid secondary market.

CONFLICTS OF INTEREST RISK - In managing the Fund, the Advisor will have the authority to select and substitute underlying funds. The Advisor is subject to conflicts of interest in doing so and in allocating Fund assets among the various underlying funds, both because the fees payable to it by some underlying funds may be higher than the fees payable by other underlying funds and because the Advisor is also responsible for managing each of the underlying funds. The Advisor is legally obligated to disregard the fees payable by underlying funds when making investment decisions. The Trustees and officers of the Fund are also Trustees and officers of the underlying funds and thus may have conflicting interests in fulfilling their fiduciary duties to both the Fund and the underlying funds.

COUNTERPARTY CREDIT RISK - The Fund may invest in certain underlying funds that invest in financial instruments involving counterparties for the

                                [GRAPHIC OMITTED]

                                                                   PROSPECTUS 13

purpose of attempting to gain exposure to a particular group of securities or asset class without actually purchasing those securities or investments, or to hedge a position. Such financial instruments include, but are not limited to, total return, index, interest rate, and credit default swap agreements, and in the case of the Commodities Strategy Fund, structured notes. The Fund will use short-term counterparty agreements to exchange the returns (or differentials in rates of return) earned or realized in particular predetermined investments or instruments. The Fund will not enter into any agreement involving a counter-party unless the Advisor believes that the other party to the transaction is creditworthy. The use of swap agreements and structured notes involves risks that are different from those associated with ordinary portfolio securities transactions. For example, the Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty. If a counterparty defaults on its payment obligations to the Fund, this default will cause the value of your investment in the Fund to decrease. In addition, the Fund may enter into swap agreements with a limited number of counterparties, and the Commodities Strategy Fund may invest in commodity-linked structured notes issued by a limited number of issuers that will act as counterparties, which may increase the Fund's exposure to counterparty credit risk. Swap agreements also may be considered to be illiquid.

      CREDIT DEFAULT SWAP RISK - The Absolute Return Strategies Fund may enter into credit default swap agreements. A credit default swap agreement is an agreement between two parties: a buyer of credit protection and a seller of credit protection. The Fund may be either the buyer of credit protection against a designated event of default, restructuring or other credit related event (each a "Credit Event") or the seller of credit protection in a credit default swap. The buyer in a credit default swap agreement is obligated to pay the seller a periodic stream of payments over the term of the swap agreement. If no Credit Event occurs, the seller of credit protection will have received a fixed rate of income throughout the term of the swap agreement. If a Credit Event occurs, the seller of credit protection must pay the buyer of credit protection the full notional value of the reference obligation through either physical settlement or cash settlement. If no Credit Event occurs, the buyer of credit protection will have made a series of periodic payments through the term of the swap agreement. However, if a Credit Event occurs, the buyer of credit protection will receive the full notional value of the reference obligation either through physical settlement or cash settlement from the seller of credit protection. A credit default swap may involve greater risks than if the Funds invested directly in the underlying reference obligations. For example, a credit default swap may increase a Fund's credit risk because it has exposure to both the issuer of the underlying reference obligation and

                                [GRAPHIC OMITTED]

14

      the counterparty to the credit default swap. In addition, credit default swap agreements may be difficult to value depending on whether an active market exists for the credit default swaps in which the Fund invests.

DEPOSITARY RECEIPT RISK - The Fund may invest in certain underlying funds that may hold the securities of non-U.S. companies in the form of American Depositary Receipts ("ADRs"). The underlying securities of the ADRs in which the underlying funds invest are usually denominated or quoted in currencies other than the U.S. Dollar. As a result, changes in foreign currency exchange rates may affect the value of the underlying fund's portfolio. Generally, when the U.S. Dollar rises in value against a foreign currency, a security denominated in that currency loses value because the currency is worth fewer U.S. Dollars. In addition, because the underlying securities of ADRs trade on foreign exchanges at times when the U.S. markets are not open for trading, the value of the securities underlying the ADRs may change materially at times when the U.S. markets are not open for trading, regardless of whether there is an active U.S. market for shares of the underlying fund. Investments in the underlying foreign securities may involve risks not typically associated with investing in U.S. companies. Foreign securities markets generally have less trading volume and less liquidity than U.S. markets, and prices in some foreign markets can be extremely volatile due to increased risks of adverse issuer, political, regulatory, market, or economic developments. Many foreign countries lack accounting and disclosure standards comparable to those that apply to U.S. companies, and it may be more difficult to obtain reliable information regarding a foreign issuer's financial condition and operations. In addition, transaction costs and costs associated with custody services are generally higher for foreign securities than they are for U.S. securities.

DERIVATIVES RISK - The Fund may invest in underlying funds (except for the U.S. Government Money Market Fund) that may invest a percentage of their assets in derivatives, such as futures and options contracts, to pursue their investment objectives. The use of such derivatives may expose the underlying funds to additional risks that they would not be subject to if they invested directly in the securities underlying those derivatives. The underlying funds may use futures contracts and related options for bona fide hedging purposes to offset changes in the value of securities held or expected to be acquired. They may also be used to gain exposure to a particular market or instrument, to create a synthetic money market position, and for certain other tax-related purposes. The underlying funds will only enter into futures contracts traded on a national futures exchange or board of trade. Futures and options contracts are described in more detail below:

                                [GRAPHIC OMITTED]
                                                                   PROSPECTUS 15

FUTURES CONTRACTS - Futures contracts and options on futures contracts provide for the future sale by one party and purchase by another party of a specified amount of a specific security at a specified future time and at a specified price. An option on a futures contract gives the purchaser the right, in exchange for a premium, to assume a position in a futures contract at a specified exercise price during the term of the option. Index futures are futures contracts for various indices that are traded on registered securities exchanges.

OPTIONS - The buyer of an option acquires the right to buy (a call option) or sell (a put option) a certain quantity of a security (the underlying security) or instrument at a certain price up to a specified point in time. The seller or writer of an option is obligated to sell (a call option) or buy (a put option) the underlying security. When writing (selling) call options on securities, the underlying funds may cover their positions by owning the underlying security on which an option is written or by owning a call option on the underlying security. Alternatively, the underlying funds may cover their positions by maintaining, in a segregated account, cash or liquid securities equal in value to the exercise price of the call options written by the underlying funds.

The risks associated with the underlying funds' use of futures and options contracts include:

      o The underlying funds experiencing losses that exceed losses experienced by funds that do not use futures contracts and options.

      o There may be an imperfect correlation between the changes in market value of the securities held by underlying funds and the prices of futures and options on futures.

      o Although the underlying funds will only purchase exchange-traded futures, due to market conditions there may not always be a liquid secondary market for a futures contract. As a result, the underlying funds may be unable to close out their futures contracts at a time which is advantageous.

      o Trading restrictions or limitations may be imposed by an exchange, and government regulations may restrict trading in futures contracts and options.

      o Because option premiums paid or received by the underlying funds are small in relation to the market value of the investments underlying the options, buying and selling put and call options can be more speculative than investing directly in securities.

                                [GRAPHIC OMITTED]

16

EARLY CLOSING RISK - The normal close of trading of securities listed on Nasdaq and the NYSE is 4:00 p.m., Eastern Time. Unanticipated early closings of securities exchanges and other financial markets may result in the Fund's or an underlying fund's (except for the U.S. Government Money Market Fund) inability to buy or sell securities or other financial instruments on that day. If an exchange or market closes early on a day when the Fund or an underlying fund (except for the U.S. Government Money Market Fund) needs to execute a high volume of trades late in a trading day, the Fund or an underlying fund might incur substantial trading losses.

ENERGY SECTOR CONCENTRATION RISK - The Fund may invest in the Commodities Strategy Fund. The Commodities Strategy Fund is subject to the risk that energy sector commodities that the Commodities Strategy Fund purchases will underperform the market as a whole either by declining in value or failing to perform as well. To the extent that the Commodities Strategy Fund's investments are concentrated in the same economic sector, the Commodities Strategy Fund is subject to legislative or regulatory changes, adverse market conditions and/or increased competition affecting that economic sector. The prices of energy sector commodities may fluctuate widely due to changes in value, which depend largely on the price and supply of energy fuels, international political events relating to oil producing countries, energy conservation, the success of exploration projects, and tax and other governmental regulatory policies.

FIXED INCOME RISK - The Fund may invest in underlying funds that may invest in fixed income securities or related investments. The market value of fixed income investments, and financial instruments related to those fixed income investments, will change in response to interest rate changes and other factors, such as changes in the effective maturities and credit ratings of fixed income investments. During periods of falling interest rates, the values of outstanding fixed income securities generally rise. Falling interest rates may cause an issuer to redeem or "call" a security before its stated maturity, which may result in an underlying fund having to reinvest the proceeds in lower yielding securities. Conversely, during periods of rising interest rates, the values of such securities and related financial instruments generally decline. While securities with longer maturities tend to produce higher yields, the prices of longer maturity securities are also subject to greater market fluctuations as a result of changes in interest rates. Fixed income investments are also subject to credit risk, which is the possibility that the credit strength of an issuer will weaken and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default.

                                [GRAPHIC OMITTED]

                                                                   PROSPECTUS 17

FOREIGN CURRENCY RISK - The Fund may invest in underlying funds that may invest in securities denominated in foreign currencies. As a result, the Fund's investment in such underlying funds is subject to currency risk. Currency risks include the following:

      o The value of an underlying fund's assets measured in U.S. Dollars may be affected by changes in currency exchange rates and exchange control regulations.

      o An underlying fund may incur transaction costs in connection with conversions between various currencies.

Under normal circumstances, neither the underlying funds nor the Fund plan to hedge against the risks of variation in currency exchange rates relative to the U.S. Dollar. As a result, the value of securities denominated in foreign currencies can change significantly when foreign currencies strengthen or weaken relative to the U.S. Dollar.

FOREIGN SECURITIES RISK - The Fund may invest in underlying funds that invest in securities of foreign companies. Investing in securities of foreign companies, or in financial instruments that are linked to the performance of foreign issuers, may involve risks not typically associated with investing in U.S. companies. The value of securities denominated in foreign currencies, and of dividends from such securities, can change significantly when foreign currencies strengthen or weaken relative to the U.S. Dollar. Foreign securities markets generally have less trading volume and less liquidity than U.S. markets, and prices in some foreign markets can be volatile due to increased risks of adverse issuer, political, regulatory, market, or economic developments. Many foreign countries lack accounting and disclosure standards comparable to those that apply to U.S. companies, and it may be more difficult to obtain reliable information regarding a foreign issuer's financial condition and operations. Transaction costs and costs associated with custody services are generally higher for foreign securities than they are for U.S. securities. Some foreign governments levy withholding taxes against dividend and interest income. Although in some countries portions of these taxes are recoverable, the non-recovered portion will reduce the income received by the underlying funds.

FUND OF FUNDS RISK - The Fund is subject to fund of funds risk. By investing in the underlying funds indirectly through one of the Funds, an investor will incur not only a proportionate share of the expenses of the underlying funds held by the Fund (including operating costs and management fees), but also expenses of the Fund. Consequently, an investment in the Fund entails more direct and indirect expenses than a direct investment in the underlying funds. In order to minimize these expenses, the Fund intends to invest in the class of shares of each underlying fund with the lowest shareholder fees and net fund operating expenses.

                                [GRAPHIC OMITTED]

18

In addition, an underlying fund may buy the same securities that another underlying fund sells. If this happens, an investor in the Fund would indirectly bear the costs of these trades without accomplishing any investment purpose. Also, the Fund investor may receive taxable gains from portfolio transactions by the underlying funds, as well as taxable gains from the Fund's transactions in shares of the underlying funds. In addition, certain of the underlying funds may hold common portfolio positions, thereby reducing the diversification benefits of an asset allocation style. Because the Fund invests most of its assets in underlying Rydex Funds, the Fund's investment performance is directly related to the performance of those underlying funds. The performance of those underlying funds, in turn, depends upon the performance of the securities in which they invest.

GEOGRAPHIC CONCENTRATION IN EUROPE RISK - Because a significant portion of the assets of the Europe 1.25x Strategy Fund are invested in a specific geographical region, the value of its investments and the net asset value of the Fund could decline more dramatically as a result of adverse events affecting Europe. In addition, countries in Europe may be significantly affected by the tight fiscal and monetary controls of the European Economic and Monetary Union (EMU).

GEOGRAPHIC CONCENTRATION IN JAPAN RISK - Targeting Japan could hurt the Fund's performance if Japan's economy performs poorly as a result of political and economic conditions that affect the Japanese market. Japanese economic growth has weakened after the sharp collapse of the stock market in the 1990's and the current economic condition remains uncertain. Japanese stocks tend to be more volatile than their U.S. counterparts, for reasons ranging from political and economic uncertainties, to a higher risk that essential information may be incomplete or erroneous. The Japan 1.25x Strategy Fund, and thus the Fund, may be more volatile than a geographically diversified equity fund.

HIGH YIELD RISK - The Fund may invest in the Absolute Return Strategies Fund, which may invest in high yield securities and unrated securities of similar credit quality (commonly known as "junk bonds"). High yield securities and junk bonds may be subject to greater levels of interest rate, credit and liquidity risk than funds that do not invest in such securities, and are considered predominantly speculative with respect to an issuer's continuing ability to make principal and interest payments. The value of these securities often fluctuates in response to company, political, or economic developments and declines significantly over short periods of time or during periods of general economic difficulty. An economic downturn or period of rising interest rates could adversely affect the market for these securities and reduce the Absolute Return Strategies Fund's ability to sell these securities (liquidity risk). These securities

                                [GRAPHIC OMITTED]
                                                                   PROSPECTUS 19

can also be thinly traded or have restrictions on resale, making them difficult to sell at an acceptable price. If the issuer of a security is in default with respect to interest or principal payments, the Absolute Return Strategies Fund and the Fund may lose their entire respective investments.

INDUSTRY CONCENTRATION RISK - None of the underlying funds will invest 25% or more of the value of its total assets in the securities of one or more issuers conducting their principal business activities in the same industry or group of industries; except that, to the extent the index underlying the underlying fund's benchmark is concentrated in a particular industry, the underlying fund will necessarily be concentrated in that industry. Currently, the index underlying the Commodities Strategy Fund's, OTC Fund's, OTC 2x Strategy Fund's, and Real Estate Fund's benchmark is concentrated in a specific market sector. The risk of concentrating underlying fund investments in a limited number of issuers conducting business in the same industry or group of industries is that the underlying fund will be more susceptible to the risks associated with that industry or group of industries than a fund that does not concentrate its investments. The underlying fund's investments in specific market sectors are subject to legislative or regulatory changes, adverse market conditions and/or increased competition affecting that economic sector. The prices of the securities of technology companies may fluctuate widely due to competitive pressures, increased sensitivity to short product cycles and aggressive pricing, problems relating to bringing their products to market, very high price/earnings ratios, and high personnel turnover due to severe labor shortages for skilled technology professionals.

INTEREST RATE RISK - The Fund may invest in the U.S. Government Money Market Fund, which is subject to Interest Rate Risk. Interest Rate Risk involves the potential for decline in the Fund's yield (the rate of dividends the Fund pays) in the event of declining interest rates.

INVESTMENT IN INVESTMENT COMPANIES RISK - The Fund will, and may invest in underlying funds that may, purchase shares of investment companies, such as ETFs, UITs, and closed-end investment companies to gain exposure to a particular portion of the market while awaiting an opportunity to purchase securities directly. In addition, as an alternative to investing in an underlying fund, the Fund may purchase shares of investment companies, and ETFs in particular, directly. ETFs are pooled investment vehicles, which may be managed or unmanaged, that generally seek to track the performance of a specific index. Although individual shares of an ETF are traded on an exchange (such as the NYSE, Amex, or NASDAQ), large blocks of shares of ETFs are redeemable at net asset value. This ability to redeem large blocks of shares has historically resulted in the market price of individual shares of ETFs being at or

                                [GRAPHIC OMITTED]

20

near the net asset value of the ETF's underlying investments. When the underlying funds and the Fund invest in an investment company, including an ETF, in addition to directly bearing the expenses associated with its own operations, it will bear a pro rata portion of the investment company's expenses. The costs associated with investments in ETFs may differ from those associated with the Fund's investments in the underlying funds. Further, in part because of these additional expenses, the performance of an investment company may differ from the performance the underlying fund or the Fund would achieve if it invested directly in the underlying investments of the investment company. In addition, while the risks of owning shares of an investment company generally reflect the risks of owning the underlying investments of the investment company, the underlying fund or the Fund may be subject to additional or different risks than if it had invested directly in the underlying investments. For example, shares of an ETF are traded at market prices, which may vary from the net asset value of its underlying investments. Lack of liquidity in an ETF can contribute to the increased volatility of its value in comparison to the value of the underlying portfolio securities. In addition, the underlying fund or the Fund may invest in investment companies that are not registered pursuant to the Investment Company Act of 1940, as amended, and therefore, is not subject to the regulatory scheme of the Investment Company Act of 1940, as amended.

INVESTMENT STYLE RISK - The Fund's investment in the Multi-Cap Core Equity Fund is subject to the risk that the Advisor's use of a multi-cap value and growth-oriented investment strategy may cause the Fund to underperform other types of mutual funds that use different investment strategies during periods when multi-cap value and growth-oriented investing is out of favor. The Fund's investment in the Sector Rotation Fund is subject to the risk that the Advisor's use of a price momentum-driven investment strategy may cause the Fund to underperform other types of mutual funds that use different investment strategies during periods when price momentum investing is out of favor.

LARGE-CAPITALIZATION SECURITIES RISK - The Fund may invest in underlying funds, such as the Large-Cap Growth Fund, Large-Cap Value Fund, Nova Fund and S&P 500 2x Strategy Fund, that are subject to the risk that large-capitalization stocks may underperform other segments of the equity market or the equity market as a whole.

LEVERAGING RISK - The Fund may invest in underlying funds that invest in leveraged instruments. The more an underlying fund invests in leveraged instruments, the more this leverage will magnify any losses on those investments and thus the Fund's investments in those underlying funds. Leverage will also have the effect of magnifying tracking error risk.

                                [GRAPHIC OMITTED]

                                                                   PROSPECTUS 21

MARKET RISK - The Fund, and the underlying funds (except for the U.S. Government Money Market Fund) in which it invests, may invest in public and privately issued securities, which may include common and preferred stocks, bonds, warrants, and rights, as well as derivatives and financial instruments that attempt to track the price movement of securities and commodities indices. Investments in securities and derivatives in general are subject to market risks that may cause their prices to fluctuate over time. The Fund's and an underlying fund's investments may decline in value due to factors affecting securities or commodities markets generally, such as real or perceived adverse economic conditions or changes in interest or currency rates, or particular countries, segments, economic sectors, industries or companies within those markets. The value of securities convertible into equity securities, such as warrants or convertible debt, is also affected by prevailing interest rates, the credit quality of the issuer and any call provision. Fluctuations in the value of securities and financial instruments in which the Fund or an underlying fund invests will cause the net asset value of the Fund or underlying fund to fluctuate. Historically, the markets have moved in cycles, and the value of the Fund's and an underlying fund's securities and derivatives may fluctuate drastically from day to day. Because of its link to the markets, an investment in the Fund may be more suitable for long-term investors who can bear the risk of short-term principal fluctuations, which at times may be significant.

NON-DIVERSIFICATION RISK - The underlying funds (except for the U.S. Government Money Market Fund) are non-diversified, and can invest in the securities of a limited number of issuers. To the extent that the underlying funds invest a significant percentage of their assets in a limited number of issuers, the underlying funds are subject to the risks of investing in those few issuers, and may be more susceptible to a single adverse economic or regulatory occurrence. As a result, changes in the market value of a single security could cause greater fluctuations in the value of the underlying funds' shares than would occur in a diversified fund.

PORTFOLIO TURNOVER RISK - Certain of the underlying funds in which the Fund may invest employ investment strategies that may frequently involve buying and selling portfolio securities to rebalance the underlying funds' exposure to various market sectors. Higher portfolio turnover may result in the underlying funds paying higher levels of transaction costs and generating greater tax liabilities for shareholders. Portfolio turnover risk may cause the underlying funds', and thus the Fund's, performance to be less than you expect.

REAL ESTATE SECTOR CONCENTRATION RISK - The Fund may invest in the Real Estate Fund. Real estate sector concentration risk is the risk that the securities of Real Estate Companies that the Real Estate Fund purchases will

                                [GRAPHIC OMITTED]

22

underperform the market as a whole. To the extent that the Real Estate Fund's investments are concentrated in Real Estate Companies, the Fund is subject to legislative or regulatory changes, adverse market conditions and/or increased competition affecting Real Estate Companies. Investments in Real Estate Companies may also subject the Real Estate Fund to the risks associated with the direct ownership of real estate. The general performance of the real estate industry has historically been cyclical and particularly sensitive to economic downturns. Changes in prevailing real estate values and rental income, interest rates and changing demographics may affect the value of securities of issuers in the real estate industry. Also, equity REITs may be affected by changes in the value of the underlying property owned by the REITs, while mortgage REITs may be affected by the quality of the credit extended. In addition to these risks, REITs are dependent on specialized management skills, and some REITs may have investments in relatively few properties, in a small geographic area, or a single type of property. These factors may increase the volatility of the Real Estate Fund's investments in REITs.

SHORT SALES RISK - The Fund, and certain of the underlying funds in which the Fund invests, may engage in short sales. Short sales are transactions in which the Fund or an underlying fund sells a security it does not own. To complete the transaction, the Fund or the underlying fund must borrow the security to make delivery to the buyer. The Fund or the underlying fund is then obligated to replace the security borrowed by purchasing the security at the market price at the time of replacement. The price at such time may be higher or lower than the price at which the security was sold by the Fund or the underlying fund. If the underlying security goes down in price between the time the Fund or the underlying fund sells the security and buys it back, the Fund or the underlying fund will realize a gain on the transaction. Conversely, if the underlying security goes up in price during the period, the Fund or the underlying fund will realize a loss on the transaction. Any such loss is increased by the amount of premium or interest the Fund or the underlying fund must pay to the lender of the security. Likewise, any gain will be decreased by the amount of premium or interest the Fund or the underlying fund must pay to the lender of the security. The Fund or the underlying fund is also required to segregate other assets on its books to cover its obligation to return the security to the lender which means that those other assets may not be available to meet the Fund's or the underlying fund's needs for immediate cash or other liquidity. The Fund's or the underlying fund's investment performance may also suffer if the Fund or the underlying fund is required to close out a short position earlier than it had intended. This would occur if the securities lender required the Fund or the underlying fund to deliver the securities the Fund or the underlying fund borrowed at the commencement of the short sale and the Fund or the

                                [GRAPHIC OMITTED]

                                                                   PROSPECTUS 23

underlying fund was unable to borrow the securities from another securities lender or otherwise obtain the security by other means. In addition, the Fund or the underlying fund may be subject to expenses related to short sales that are not typically associated with investing in securities directly, such as costs of borrowing and margin account maintenance costs associated with the Fund's or the underlying fund's open short positions. These expenses negatively impact the performance of the Fund or the underlying fund. For example, when the Fund or the underlying fund short sells an interest-bearing security, such as a bond, it is obligated to pay the interest on the security it has sold. This cost is partially offset by the interest earned by the Fund or the underlying fund on the investment of the cash generated by the short sale. Similarly, when the Fund or the underlying fund sells short an equity security that pays a dividend, it is obligated to pay the dividend on the security it has sold. However, a dividend paid on a security sold short generally reduces the market value of the shorted security and thus, increases the Fund's or the underlying fund's unrealized gain or reduces the Fund's or the underlying funds' unrealized loss on its short sale transaction. To the extent that the interest rate and/or dividend that the Fund or the underlying fund is obligated to pay is greater than the interest earned by the Fund or the underlying fund on investments, the performance of the Fund or the underlying fund will be negatively impacted. These types of short sales expenses are sometimes referred to as the "negative cost of carry," and will tend to cause the Fund or the underlying fund to lose money on a short sale even in instances where the price of the underlying security sold short does not change over the duration of the short sale.

SMALL-CAPITALIZATION AND MID-CAPITALIZATION SECURITIES RISK - The Fund may invest in underlying funds that may invest in small-capitalization and mid-capitalization companies. In comparison to securities of companies with large capitalizations, securities of small-capitalization and medium-capitalization companies may have more price volatility, greater spreads between their bid and ask prices, significantly lower trading volumes, and cyclical or static growth prospects. Small and medium-capitalization companies often have limited product lines, markets or financial resources, and may therefore be more vulnerable to adverse developments than large-capitalization companies. These securities may or may not pay dividends. Small-capitalization and medium-capitalization stocks may underperform other segments of the equity market or the equity market as a whole.

STABLE PRICE PER SHARE RISK - The Fund normally invests a portion of its assets in the U.S. Government Money Market Fund. The U.S. Government Money Market Fund's assets are valued using the amortized cost method, which enables the U.S. Government Money Market Fund to maintain a stable price of $1.00 per share. ALTHOUGH THE U.S. GOVERNMENT MONEY MARKET FUND IS

                                [GRAPHIC OMITTED]

24

MANAGED TO MAINTAIN A STABLE PRICE PER SHARE OF $1.00, THERE IS NO GUARANTEE THAT THE PRICE WILL BE CONSTANTLY MAINTAINED, AND IT IS POSSIBLE TO LOSE MONEY. THE U.S. GOVERNMENT MONEY MARKET FUND IS NOT A BANK DEPOSIT AND IS NOT FEDERALLY INSURED OR GUARANTEED BY ANY GOVERNMENT AGENCY OR GUARANTEED TO ACHIEVE ITS OBJECTIVE.

TAX RISK - The Fund may invest in the Commodities Strategy Fund. As noted under "Commodity-Linked Derivative Investment Risk" above, the Commodities Strategy Fund currently gains most of its exposure to the commodities markets by entering into swap agreements on a commodities index, and other commodity-linked derivative instruments, including options, futures contracts, options on futures contracts and commodity-linked structured notes. In order for the Commodities Strategy Fund to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, it must derive at least 90 percent of its gross income each taxable year from qualifying income, which is described in more detail in the SAI. The status of the income produced by swap contracts and certain other commodity-linked derivative instruments as qualifying income has been addressed in Revenue Ruling 2006-1 issued December 16, 2005. The Commodities Strategy Fund will therefore restrict its income from commodity-linked swaps to a maximum of 10 percent of its gross income.

The Commodities Strategy Fund has received a private letter ruling from the IRS that concludes that certain commodities-linked notes held by the Commodities Strategy Fund will produce qualifying income for purposes of the regulated investment company qualification tests. The Advisor believes it can continue to successfully operate the Commodities Strategy Fund in a manner consistent with the Fund's current investment objective by investing in these commodities-linked structured notes. See "Tax Information" for more information.

TECHNOLOGY SECTOR CONCENTRATION RISK - The Fund may invest in the OTC Fund or OTC 2x Strategy Fund. The OTC Fund's and OTC 2x Strategy Fund's underlying index is concentrated in technology companies. As a result, the underlying funds' investments will also necessarily be concentrated in technology companies. The market prices of technology-related instruments tend to exhibit a greater degree of market risk and sharp price fluctuations than other types of instruments. Technology-related instruments also may be affected adversely by, among other things, changes in technology, consumer and business purchasing patterns, government regulation and/or obsolete products or services.

TRACKING ERROR RISK - The Fund may invest in certain underlying funds that are subject to tracking error risk. Tracking error risk refers to the risk that the Advisor may not be able to cause an underlying fund's performance to match or correlate to that of its benchmark, either on a daily or aggregate basis. Factors such as underlying fund expenses, imperfect correlation between the underlying

                                [GRAPHIC OMITTED]

                                                                   PROSPECTUS 25

fund's investments and those of its benchmark, rounding of share prices, changes to the benchmark, regulatory policies, high portfolio turnover rate and leverage all contribute to tracking error. Certain of the underlying funds that seek to track their respective benchmarks over time, are subject to the effects of mathematical compounding which may prevent the underlying funds' from correlating with the monthly, quarterly, annual or other performance of its benchmark. In addition, certain of the underlying funds, such as the Europe 1.25x Strategy Fund and Government Long Bond 1.2x Strategy Fund, consistently apply leverage to increase exposure to their respective benchmarks, which may lead to more significant tracking error than other underlying funds. Tracking error risk may cause an underlying fund's, and thus the Fund's, performance to be less than you expect.

The prices of the Europe 1.25x Strategy Fund and Japan 1.25x Strategy Fund are calculated at the close of the U.S. markets using fair value prices. Due to the differences in times between the close of the European and Japanese markets and the time the underlying funds price their shares, the value these underlying funds assign to securities generally will not be the same as the quoted or published prices of those securities on their primary markets or exchanges. On a daily basis, the Europe 1.25x Strategy Fund and Japan 1.25x Strategy Fund are priced with consideration to the performance of securities on their primary exchanges, foreign currency appreciation/depreciation, and market movement in the U.S. as related to the securities. As a result, the tracking error risk for the Europe 1.25x Strategy Fund and Japan 1.25x Strategy Fund may be higher than for other underlying funds.

TRADING HALT RISK - The underlying funds (except for the U.S. Government Money Market Fund) in which the Fund may invest typically will hold short-term options and futures contracts. The major exchanges on which these contracts are traded, such as the Chicago Mercantile Exchange, have established limits on how much an option or futures contract may decline over various time periods within a day. In addition, the major securities exchanges, such as the NYSE, have established limits on how much the securities market, based on the Dow Jones Industrial Average(SM), may decline over various time periods within a day. If the price of a security, an option or a futures contract declines more than the established limits, trading on the exchange is halted on that instrument. If a trading halt occurs, the underlying fund may temporarily be unable to purchase or sell the options, futures contracts or securities that are the subject of the trading halt. Such a trading halt near the time the underlying fund prices its shares may limit the underlying fund's ability to use leverage and may prevent the underlying fund from achieving its investment objective. In such an event, the underlying fund also may be required to use a "fair-value" method to price their outstanding contracts or securities.

                                [GRAPHIC OMITTED]

26

FUND PERFORMANCE
--------------------------------------------------------------------------------

The Essential Portfolio Conservative Fund, Essential Portfolio Moderate Fund, and the Essential Portfolio Aggressive Fund commenced operations on June 30, 2006 and, therefore, do not have a performance history for a full calendar year.

FUND FEES AND EXPENSES
--------------------------------------------------------------------------------

The tables below describe the fees and expenses that you may pay if you buy and hold A-Class Shares or C-Class Shares of the Funds described in this Prospectus.

                                                              ESSENTIAL PORTFOLIO CONSERVATIVE
-----------------------------------------------------------------------------------------------
                                                                  A-CLASS           C-CLASS
-----------------------------------------------------------------------------------------------
SHAREHOLDER FEES
(FEES PAID DIRECTLY FROM YOUR INVESTMENT) 1

Maximum Sales Charge (Load) Imposed On Purchases
(as a percentage of initial purchase price) 2                       4.75%              None
Maximum Deferred Sales Charge (Load) (as a percentage
of initial purchase price or current market value,
whichever is less) 3                                                None 4             1.00%
Redemption Fee on Shares Redeemed Within 30 Days of Purchase
(as a percentage of amount redeemed, if
applicable) 5                                                       1.00%              1.00%

ANNUAL FUND OPERATING EXPENSES
(EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)

Management Fees                                                     None               None
Distribution And/Or Shareholder Service (12b-1)
Fees 6                                                              None               0.75%
Total Other Expenses 7                                              1.45%              1.45%
   Acquired Fund Fees and Expenses 8                                1.44%              1.44%
   Remaining Other Expenses                                         0.01%              0.01%
                                                              ---------------------------------
Total Annual Fund Operating Expenses                                1.45%              2.20%

1 THE FUNDS MAY IMPOSE A WIRE TRANSFER CHARGE OF $15 ON CERTAIN REDEMPTIONS UNDER $5,000 FOR ACCOUNTS HELD DIRECTLY THROUGH THE FUNDS' TRANSFER AGENT.

2 REPRESENTS THE MAXIMUM SALES CHARGE (LOAD) IMPOSED ON PURCHASES. THIS SALES CHARGE VARIES DEPENDING ON HOW MUCH YOU INVEST. YOU MAY PAY LESS THAN THE MAXIMUM SALES CHARGE BECAUSE OF WAIVERS AND REDUCED SALES CHARGES THAT MAY BE AVAILABLE. SEE "SALES CHARGES."

3 THE DEFERRED SALES CHARGE APPLIES FOR THE FIRST YEAR FOLLOWING PURCHASE AND WILL BE WAIVED FOR CUSTOMERS OF FINANCIAL INTERMEDIARIES THAT HAVE ENTERED INTO AN ARRANGEMENT WITH RYDEX DISTRIBUTORS, INC. (THE "DISTRIBUTOR") TO FOREGO TRANSACTION-BASED COMPENSATION IN CONNECTION WITH THE INITIAL PURCHASE.

4 FOR INVESTMENTS OF $1 MILLION OR MORE, A-CLASS SHARES ARE SOLD AT NET ASSET VALUE ("NAV"), WITHOUT ANY UP-FRONT SALES CHARGE. HOWEVER, IF YOU SELL YOUR SHARES WITHIN 18 MONTHS OF PURCHASE, YOU WILL NORMALLY HAVE TO PAY A 1.00% CONTINGENT DEFERRED SALES CHARGE ("CDSC") BASED ON YOUR INITIAL PURCHASE PRICE OR CURRENT MARKET VALUE, WHICHEVER IS LOWER.

5     FOR MORE INFORMATION SEE "FREQUENT PURCHASES AND REDEMPTIONS OF FUND
      SHARES."

6 EACH UNDERLYING FUND PAYS A 0.25% DISTRIBUTION FEE TO THE DISTRIBUTOR PURSUANT TO RULE 12B-1 FOR THE DISTRIBUTION EXPENSES ASSOCIATED WITH DISTRIBUTING THE UNDERLYING FUNDS, WHICH IS INCLUDED IN THE "ACQUIRED FUND FEES AND EXPENSES." THE DISTRIBUTOR WILL USE THE 12B-1 FEES PAID BY EACH UNDERLYING FUND FOR ITS DISTRIBUTION EXPENSES ASSOCIATED WITH DISTRIBUTING THE FUND. THE DISTRIBUTOR WILL ALSO USE THE RULE 12B-1 FEES PAID BY THE C-CLASS SHARES OF THE FUND FOR ITS DISTRIBUTION EXPENSES ASSOCIATED WITH DISTRIBUTING THE C-CLASS SHARES OF THE FUND.

                                [GRAPHIC OMITTED]

                                                                   PROSPECTUS 27

--------------------------------------------------------------------------------

                                                         ESSENTIAL PORTFOLIO MODERATE   ESSENTIAL PORTFOLIO AGGRESSIVE
-----------------------------------------------------------------------------------------------------------------------
                                                             A-CLASS       C-CLASS          A-CLASS       C-CLASS
-----------------------------------------------------------------------------------------------------------------------
SHAREHOLDER FEES
(FEES PAID DIRECTLY FROM YOUR INVESTMENT) 1

Maximum Sales Charge (Load) Imposed On Purchases
(as a percentage of initial purchase price) 2                 4.75%          None             4.75%         None
Maximum Deferred Sales Charge (Load) (as a  percentage
of initial purchase price or current market
value, whichever is less) 3                                   None 4         1.00%            None 4        1.00%
Redemption Fee on Shares Redeemed Within 30
Days of Purchase (as a percentage of amount redeemed,
if applicable) 5                                              1.00%          1.00%            1.00%         1.00%

ANNUAL FUND OPERATING EXPENSES
(EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)

Management Fees                                               None           None             None          None
Distribution And/Or Shareholder Service
(12b-1) Fees 6                                                None           0.75%            None          0.75%
Total Other Expenses 7                                        1.55%          1.55%            1.57%         1.57%
   Acquired Fund Fees and Expenses 8                          1.55%          1.55%            1.57%         1.57%
   Remaining Other Expenses                                   None           None             None          None
                                                         --------------------------------------------------------------
Total Annual Fund Operating Expenses                          1.55%          2.30%            1.57%         2.32%

7 THE ADVISOR HAS CONTRACTUALLY AGREED TO PAY ALL "OTHER EXPENSES" OF THE FUND, EXCLUDING ACQUIRED FUND FEES AND EXPENSES, INTEREST EXPENSE AND TAXES (EXPECTED TO BE DE MINIMIS), BROKERAGE COMMISSIONS AND OTHER EXPENSES CONNECTED WITH THE EXECUTION OF PORTFOLIO TRANSACTIONS AND EXTRAORDINARY EXPENSES.

8 AS A SHAREHOLDER IN CERTAIN UNDERLYING FUNDS (THE "ACQUIRED FUNDS"), THE FUNDS WILL INDIRECTLY BEAR THEIR PROPORTIONATE SHARE OF THE FEES AND EXPENSES OF THE ACQUIRED FUNDS. "ACQUIRED FUND FEES AND EXPENSES" ARE BASED UPON (I) THE APPROXIMATE ALLOCATION OF THE FUNDS' ASSETS AMONG THE ACQUIRED FUNDS AND THE (II) NET EXPENSES (EXCLUDING INTEREST, TAXES AND EXTRAORDINARY EXPENSES) OF THE ACQUIRED FUNDS DURING THEIR MOST RECENTLY COMPLETED FISCAL YEAR. IN ADDITION, THE FUND MAY INVEST IN THE MULTI-CAP CORE EQUITY FUND WHICH PAYS A BASE ANNUAL ADVISORY FEE RATE OF 0.70% OF THE FUND'S AVERAGE DAILY NET ASSETS AND A PERFORMANCE ADJUSTMENT, RESULTING IN A MINIMUM FEE OF 0.50% AND MAXIMUM FEE OF 0.90%. THE ADJUSTMENT IS APPLIED RELATIVE TO THE PERFORMANCE OF THE RUSSELL 3000(R) INDEX. AS A RESULT, THE EXPENSES ASSOCIATED WITH THE FUND'S INVESTMENT IN THE MULTI-CAP CORE EQUITY FUND MAY BE HIGHER OR LOWER DEPENDING ON THE PERFORMANCE OF THE MULTI-CAP CORE EQUITY FUND, WHICH MAY FLUCTUATE OVER TIME. "ACQUIRED FUND FEES AND EXPENSES," IN GENERAL, WILL VARY WITH CHANGES IN THE EXPENSES OF THE ACQUIRED FUNDS, AS WELL AS ALLOCATION OF THE FUNDS' ASSETS, AND MAY BE HIGHER OR LOWER THAN THOSE SHOWN ABOVE.

                                [GRAPHIC OMITTED]

28

FUND FEES AND EXPENSES (CONTINUED)
--------------------------------------------------------------------------------

EXAMPLE

The Examples that follow are intended to help you compare the cost of investing in A-Class Shares and C-Class Shares of the Funds with the cost of investing in other mutual funds.

The Examples assume that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year and that the Funds' operating expenses remain the same. Although your actual costs may be higher or lower, the Examples reflect your cost based on these assumptions.

FUND                                               1 YEAR   3 YEARS   5 YEARS   10 YEARS
-----------------------------------------------------------------------------------------
ESSENTIAL PORTFOLIO CONSERVATIVE -
A-CLASS SHARES                                     $  615   $   912   $ 1,230   $  2,128
ESSENTIAL PORTFOLIO CONSERVATIVE -
C-CLASS SHARES
   IF YOU SELL YOUR SHARES AT THE
     END OF THE PERIOD:                            $  323   $   688   $ 1,180   $  2,534
   IF YOU DO NOT SELL YOUR SHARES
     AT THE END OF THE PERIOD:                     $  223   $   688   $ 1,180   $  2,534
ESSENTIAL PORTFOLIO MODERATE - A-CLASS SHARES      $  625   $   941   $ 1,280   $  2,233
ESSENTIAL PORTFOLIO MODERATE - C-CLASS SHARES
   IF YOU SELL YOUR SHARES AT THE
     END OF THE PERIOD:                            $  333   $   718   $ 1,230   $  2,636
   IF YOU DO NOT SELL YOUR SHARES
     AT THE END OF THE PERIOD:                     $  233   $   718   $ 1,230   $  2,636
ESSENTIAL PORTFOLIO AGGRESSIVE - A-CLASS SHARES    $  627   $   947   $ 1,290   $  2,254
ESSENTIAL PORTFOLIO AGGRESSIVE - C-CLASS SHARES
   IF YOU SELL YOUR SHARES AT THE
     END OF THE PERIOD:                            $  335   $   724   $ 1,240   $  2,656
   IF YOU DO NOT SELL YOUR SHARES
     AT THE END OF THE PERIOD:                     $  235   $   724   $ 1,240   $  2,656

                                [GRAPHIC OMITTED]

                                                                   PROSPECTUS 29

MORE INFORMATION ABOUT THE FUNDS:
--------------------------------------------------------------------------------
BENCHMARKS AND INVESTMENTS

ADVISOR'S INVESTMENT METHODOLOGY

Essential Portfolio Theory, or EPT, attempts to maximize returns for a targeted level of risk by investing each Fund's assets in underlying funds comprised of equities, fixed income/money market securities, or alternative investments, such as commodities and real estate, and alternative investment strategies such as absolute return, leveraged, and sector-based strategies.

In seeking to achieve the goal of maximizing returns for each Fund's target risk, the Advisor uses quantitative analysis to efficiently allocate across underlying funds (the "optimization process"). The Advisor runs the optimization process on a regular basis in order to integrate current market data and reallocate, as necessary, each Fund's asset allocations.

The EP Funds seek to integrate many of the central tenets of Essential Portfolio Theory, which include:

      o TAKING ADVANTAGE OF TRUE DIVERSIFICATION: Expand upon the traditional asset allocation menu and consider asset classes both positively and negatively correlated to the market, such as commodities, futures, real estate, inverse investments, hedge fund-type strategies such as absolute return, and leveraged or currency products--all of which may help investors achieve a truly diversified portfolio that may reduce risk.

      o COMBINING LEVERAGE WITH DIVERSIFICATION TO ACHIEVE A TARGETED RISK/RETURN OBJECTIVE: Invest in underlying funds that use leverage to increase exposure to select market indices, freeing up assets to invest in alternative asset classes.

      o OFFSETTING THE CONSTRAINTS OF LONG-ONLY PORTFOLIOS: Long-only portfolios increase in value only in a rising environment. By adding short or inverse underlying funds to a portfolio--inverse funds, and underlying funds that use options or futures--investors can potentially reduce market risks and create an absolute return strategy.

      o MOVING AWAY FROM CAP-WEIGHTING: A cap-weighted portfolio puts the largest weight on the companies that are the biggest. There is more diversification and opportunity if the investments are spread over smaller companies.

      o INCORPORATING CURRENT AND FORWARD-LOOKING DATA: Instead of considering recent historical data and past performance to make projections for future periods, use current information to project future expectations and to optimize returns.

      o IMPLEMENTING MULTIFACTOR STRATEGIES: When estimating an asset's expected return, consider a variety of factors, such as growth, value, size and momentum.

      o EMPLOYING RULES-BASED REBALANCING: Use rules- or risk-based rebalancing--putting parameters in place based on portfolio weightings--rather than rebalancing solely upon a preset, calendar based schedule--which may help avoid the risk of overconcentration of an asset class in a volatile market.

                                [GRAPHIC OMITTED]

30

TEMPORARY DEFENSIVE INVESTMENT STRATEGY

Each Fund may, but will not necessarily, temporarily invest up to 100% of its assets in shares of the U.S. Government Money Market Fund and high-quality money market instruments in order to protect the value of the Fund in response to adverse economic, political or market conditions. This strategy, if employed, could result in lower return and loss of market opportunity. Thus, when pursuing a temporary defensive strategy, a Fund may not achieve its investment objective.

--------------------------------------------------------------------------------
UNDERSTANDING COMPOUNDING & THE EFFECT OF LEVERAGE

It is important to understand the effects of compounding when investing in any mutual fund, especially funds that use leverage as part of their investment strategy. The impact of leverage on a fund will generally cause the fund's performance to not match the performance of the index underlying the fund's benchmark over a period of time greater than one day. The following simple examples provide an illustration:

EXAMPLE A: Assume you invest $100 in Fund A, a typical index fund that seeks to match the performance of its underlying index. If the index increases 10% on day one, the value of your shares in Fund A would be expected to increase $10 (10% of $100) to $110. The next day, if the index decreases 10%, the value of your shares in Fund A would be expected to decrease $11 (10% of $110) to $99.

EXAMPLE B: Assume you invested $100 in Fund B, a fund that seeks to return 200% of the performance of its underlying index. If the index increases 10% on day one, the value of your shares in Fund B would be expected to increase $20 (20% of $100) to $120. The next day, if the index decreases 10%, the value of your shares in Fund B would be expected to decrease $24 (20% of $120) to $96.

Because of the effect of compounding, in each case the value of your investment declined even though the index went up 10% on day one and down 10% on day two. However, the effect of compounding was more pronounced when combined with leverage (Example B).

The examples demonstrate that over time, the cumulative percentage increase or decrease in the net asset value of a fund may diverge significantly from the cumulative percentage increase or decrease in the multiple of the return of the index underlying a fund's benchmark due to the compounding effect of losses and gains on the returns of the fund. It is also expected that a fund's use of consistently applied leverage will cause the fund to underperform the compounded return of twice its benchmark in a trendless or flat market.
--------------------------------------------------------------------------------

                                [GRAPHIC OMITTED]

                                                                   PROSPECTUS 31

OTHER INVESTMENT PRACTICES AND STRATEGIES

Please see the Statement of Additional Information (the "SAI") for a more complete list of portfolio investment strategies, permitted investments and related risks.

DESCRIPTION OF UNDERLYING FUNDS

These summaries are qualified in their entirety by reference to the prospectus and SAI of each underlying fund.

ABSOLUTE RETURN STRATEGIES FUND - The Absolute Return Strategies Fund seeks to provide capital appreciation consistent with the return and risk characteristics of the hedge fund universe. The secondary objective is to achieve these returns with low correlation to, and less volatility than, equity indices.

COMMODITIES STRATEGY FUND - The Commodities Strategy Fund seeks to provide investment results that correlate to the performance of a benchmark for commodities. The Fund's current benchmark is the S&P GSCI(TM) Commodity Index. The S&P GSCI(TM) Commodity Index is a composite index of commodity sector returns, representing an unleveraged, long-only investment in commodity futures that is broadly diversified across the spectrum of commodities. The returns are calculated on a fully-collateralized basis with full reinvestment. The GSCI Total Return Index is significantly different than the return from buying physical commodities.

EUROPE 1.25X STRATEGY FUND - The Europe 1.25x Strategy Fund seeks to provide investment results that correlate to the performance of a specific benchmark. The Fund's current benchmark is the Dow Jones STOXX 50(R) Index. The Dow Jones STOXX 50(R) Index is a capitalization-weighted index composed of 50 European blue chip stocks. Index members are chosen by Stoxx Ltd. from 16 countries under criteria designed to identify highly liquid companies that are leaders in their sectors. As of December 29, 2006, the Dow Jones Stoxx 50(R) Index included companies with a capitalization range of $40.9 billion to $238.3 billion.

If the Fund meets its objective, the value of the Fund's shares will tend to increase during times when the performance of the Dow Jones STOXX 50(R) Index is increasing. When the value of the Dow Jones STOXX 50(R) Index is decreasing, the value of the Fund's shares will tend to decrease.

GOVERNMENT LONG BOND 1.2X STRATEGY FUND - The Government Long Bond Advantage Fund seeks to provide investment results that correspond to a benchmark for U.S. Government securities. The Fund's current benchmark is 120% of the price movement of the Long Treasury Bond. The Long Treasury Bond is the U.S. Treasury bond with the longest maturity, which is currently

                                [GRAPHIC OMITTED]

32

30 years. The price movement of the Long Treasury Bond is based on the daily price change of the most recently issued Long Treasury Bond.

If the Fund meets its objective, the value of the Fund's shares should increase on a daily basis by 120% of any price increase by the Long Treasury Bond. In contrast, when the price of the Long Treasury Bond declines, the value of the Fund's shares should decline on a daily basis by 120% of any price decline of the Long Treasury Bond (E.G., if the Long Treasury Bond goes down by 5%, the value of the Fund's shares should go down by 6% on that day). For more information about the effects of leverage, please see "Understanding Compounding and the Effect of Leverage."

HEDGED EQUITY FUND - The Hedged Equity Fund seeks to provide capital appreciation consistent with the return and risk characteristics of the long/short hedge fund universe. The secondary objective is to achieve these returns with low correlation to and less volatility than equity indices.

JAPAN 1.25X STRATEGY FUND - The Japan 1.25x Strategy Fund seeks to provide investment results that correlate to the performance of a specific benchmark. The Fund's current benchmark is the Topix 100 Index. The Topix 100 Index is an index designed to measure performance of the 100 most liquid stocks with the largest market capitalization that are members of the broader Topix Index. The Topix and Topix 100 Indices are published by the Tokyo Stock Exchange. As of December 29, 2006, the Topix 100 Index included companies with a capitalization range of $3.9 billion to $216.7 billion.

If the Fund meets its objective, the value of the Fund's shares will tend to increase during times when the performance of the Topix 100 Index is increasing. When the value of the Topix 100 Index is decreasing, the value of the Fund's shares will tend to decrease.

LARGE-CAP GROWTH FUND - The Large-Cap Growth Fund seeks to provide investment results that match the performance of a benchmark for large cap growth securities. The Fund's current benchmark is the S&P 500/Citigroup Pure Growth Index. The S&P 500/Citigroup Pure Growth Index is narrow in focus, containing only those S&P 500(R) companies with strong growth characteristics. As of December 29, 2006, the S&P 500/Citigroup Pure Growth Index included companies with a capitalization range of $2.3 billion to $439 billion.

If the Fund meets its objective, the value of the Fund's shares should increase on a daily basis by the amount of any increase in the value of the S&P 500/Citigroup Pure Growth Index. However, when the value of the S&P 500/Citigroup Pure Growth Index declines, the value of the Fund's shares should also decrease on a daily basis by the amount of the decrease in the value of the S&P 500/Citigroup Pure Growth Index.

                                [GRAPHIC OMITTED]

                                                                   PROSPECTUS 33

LARGE-CAP VALUE FUND - The Large-Cap Value Fund seeks to provide investment results that match the performance of a benchmark for large-cap value securities. The Fund's current benchmark is the S&P 500/Citigroup Pure Value Index. The S&P 500/Citigroup Pure Value Index is narrow in focus, containing only those S&P 500(R) companies with strong value characteristics. As of December 29, 2006, the S&P 500/Citigroup Pure Value Index included companies with a capitalization range of $1.7 million to $273.6 billion.

If the Fund meets its objective, the value of the Fund's shares should increase on a daily basis by the amount of any increase in the value of the S&P 500/Citigroup Pure Value Index. However, when the value of the S&P 500/Citigroup Pure Value Index declines, the value of the Fund's shares should also decrease on a daily basis by the amount of the decrease in the value of the S&P 500/Citigroup Pure Value Index.

MID-CAP 1.5X STRATEGY FUND - The Mid-Cap 1.5x Strategy Fund seeks to provide investment results that correlate to the performance of a specific benchmark for mid-cap securities. The Fund's current benchmark is the S&P MidCap 400(R) Index. The S&P MidCap 400 Index is a modified capitalization-weighted index composed of 400 mid cap stocks chosen by S&P for market size, liquidity, and industry group representation. It covers approximately 7% of the U.S. equities market. As of December 29, 2006, the S&P MidCap 400 Index included companies with a capitalization range of $522 million to $10.7 billion.

If the Fund meets its objective, the value of the Fund's shares will tend to increase during times when the performance of the S&P MidCap 400 Index is increasing. When the value of the S&P MidCap 400 Index is decreasing, the value of the Fund's shares will tend to decrease.

MID-CAP GROWTH FUND - The Mid-Cap Growth Fund seeks to provide investment results that match the performance of a benchmark for mid cap growth securities. The Fund's current benchmark is the S&P MidCap 400/Citigroup Pure Growth Index. The S&P MidCap 400/Citigroup Pure Growth Index is narrow in focus, containing only those S&P MidCap 400(R) companies with strong growth characteristics. As of December 29, 2006, the S&P MidCap 400/Citigroup Pure Growth Index included companies with a capitalization range of $693 million to $8.6 billion.

If the Fund meets its objective, the value of the Fund's shares should increase on a daily basis by the amount of any increase in the value of the S&P MidCap 400/Citigroup Pure Growth Index. However, when the value of the S&P MidCap 400/Citigroup Pure Growth Index declines, the value of the Fund's shares should also decrease on a daily basis by the amount of the decrease in the value of the S&P MidCap 400/Citigroup Pure Growth Index.

                                [GRAPHIC OMITTED]

34

MID-CAP VALUE FUND - The Mid-Cap Value Fund seeks to provide investment results that match the performance of a benchmark for mid-cap securities. The Fund's current benchmark is the S&P MidCap 400/Citigroup Pure Value Index. The S&P MidCap 400/Citigroup Pure Value Index is narrow in focus, containing only those S&P MidCap 400(R) companies with strong growth characteristics. As of December 29, 2006, the S&P MidCap 400/Citigroup Pure Value Index included companies with a capitalization range of $522 million to $6.4 billion.

If the Fund meets its objective, the value of the Fund's shares should increase on a daily basis by the amount of any increase in the value of the S&P MidCap 400/Citigroup Pure Value Index. However, when the value of the S&P MidCap 400/Citigroup Pure Value Index declines, the value of the Fund's shares should also decrease on a daily basis by the amount of the decrease in the value of the S&P MidCap 400/Citigroup Pure Value Index.

MULTI-CAP CORE EQUITY FUND - The Multi-Cap Core Equity Fund seeks long-term capital appreciation by investing in a combination of value- and growth-oriented strategies across the small-, medium- and large-market capitalization ranges.

NOVA FUND - The Nova Fund seeks to provide investment results that match the performance of a specific benchmark on a daily basis. The Fund's current benchmark is 150% of the performance of the S&P 500(R) Index. The S&P 500(R) Index is a capitalization-weighted index composed of 500 common stocks, which are chosen by the S&P on a statistical basis. As of December 29, 2006, the S&P 500(R) Index included companies with capitalizations ranging from $1.4 billion to $439 billion.

If the Fund meets its objective, the value of the Fund's shares will tend to increase on a daily basis by 150% of the value of any increase in the S&P 500(R) Index. When the value of the S&P 500(R) Index declines, the value of the Fund's shares should also decrease on a daily basis by 150% of the value of any decrease in the S&P 500(R) Index (E.G., if the S&P 500(R) Index goes down by 5%, the value of the Fund's shares should go down by 7.5% on that day). For more information about the effects of leverage, please see "Understanding Compounding and the Effect of Leverage."

OTC FUND - The OTC Fund seeks to provide investment results that correspond to a benchmark for over-the-counter securities. The Fund's current benchmark is the Nasdaq 100 Index(R). The Nasdaq 100 Index(R) is a modified capitalization-weighted index composed of 100 of the largest non-financial companies listed on Nasdaq. As of December 29, 2006, the Nasdaq 100 Index(R) included companies with capitalizations ranging from $3.5 billion to $291.9 billion.

                                [GRAPHIC OMITTED]

                                                                   PROSPECTUS 35

If the Fund meets its objective, the value of the Fund's shares should increase on a daily basis by the amount of any increase in the value of the Nasdaq 100 Index(R). However, when the value of the Nasdaq 100 Index(R) declines, the value of the Fund's shares should also decrease on a daily basis by the amount of the decrease in value of the Nasdaq 100 Index(R).

OTC 2X STRATEGY FUND - The OTC 2x Strategy Fund seeks to provide investment results that will match the performance of a specific benchmark on a daily basis. The Fund's current benchmark is 200% of the performance of the Nasdaq 100 Index(R). The Nasdaq 100 Index(R) is a modified capitalization-weighted index composed of 100 of the largest non-financial companies listed on Nasdaq. As of December 29, 2006, the Nasdaq 100 Index(R) included companies with capitalizations ranging from $3.5 billion to $291.9 billion.

If the Fund meets its objective, the value of the Fund's shares will tend to increase on a daily basis by 200% of the value of any increase in the Nasdaq 100 Index(R). When the value of the Nasdaq 100 Index(R) declines, the value of the Fund's shares should also decrease on a daily basis by 200% of the value of any decrease in the Nasdaq 100 Index(R) (E.G., if the Nasdaq 100 Index(R) goes down by 5%, the value of the Fund's shares should go down by 10% on that day).

REAL ESTATE FUND - The Real Estate Fund seeks to provide capital appreciation by investing in companies that are involved in the real estate industry including real estate investment trusts ("REITs") (collectively, "Real Estate Companies").

RUSSELL 2000(R) 1.5X STRATEGY FUND - The Russell 2000(R) 1.5x Strategy Fund seeks to provide investment results that correlate to the performance of a specific benchmark for small-cap securities. The Fund's current benchmark is the Russell 2000(R) Index. The Russell 2000(R) Index is composed of the 2,000 smallest companies in the Russell 3000(R) Index, representing approximately 11% of the Russell 3000(R) total market capitalization. The Russell 3000(R) Index is composed of approximately 98% of the 3,000 largest U.S. companies ranked by total market capitalization, representing approximately 98% of the U.S. investable equity market. As of December 29, 2006, the Russell 2000(R) Index included companies with capitalizations ranging from $39 million to $3.1 billion.

If the Fund meets its objective, the value of the Fund's shares will tend to increase during times when the performance of the Russell 2000(R) Index is increasing. When the value of the Russell 2000(R) Index is decreasing, the value of the Fund's shares will tend to decrease.

RUSSELL 2000(R) 2X STRATEGY FUND - The Russell 2000(R) 2x Strategy Fund seeks to provide investment results that match the performance of a specific benchmark on a daily basis. The Fund's current benchmark is 200% of the

                                [GRAPHIC OMITTED]

36

performance of the Russell 2000(R) Index. The Russell 2000(R) Index is composed of the 2,000 smallest companies in the Russell 3000(R) Index, representing approximately 11% of the Russell 3000(R) total market capitalization. The Russell 3000(R) Index is composed of approximately 98% of the 3,000 largest U.S. companies ranked by total market capitalization, representing approximately 98% of the U.S. investable equity market. As of December 29, 2006, the Russell 2000(R) Index included companies with capitalizations ranging from $39 million to $3.1 billion.

If the Fund meets its objective, the value of the Fund's shares will tend to increase on a daily basis by 200% of the value of any increase in the Russell 2000(R) Index. When the value of the Russell 2000(R) Index declines, the value of the Fund's shares should also decrease on a daily basis by 200% of the value of any decrease in the Russell 2000(R) Index (E.G., if the Russell 2000(R) Index goes down by 5%, the value of the Fund's shares should go down by 10% on that day).

S&P 500 2X STRATEGY FUND - The S&P 500 2x Strategy Fund seeks to provide investment results that will match the performance of a specific benchmark on a daily basis. The Fund's current benchmark is 200% of the performance of the S&P 500(R) Index. The S&P 500(R) Index is a capitalization-weighted index composed of 500 common stocks, which are chosen by the Standard & Poor's, a Division of The McGraw-Hill Company ("S&P") on a statistical basis. As of December 29, 2006, the S&P 500(R) Index included companies with capitalizations ranging from $1.4 billion to $439 billion.

If the Fund meets its objective, the value of the Fund's shares will tend to increase on a daily basis by 200% of the value of any increase in the S&P 500(R) Index. When the value of the S&P 500(R) Index declines, the value of the Fund's shares should also decrease on a daily basis by 200% of the value of any decrease in the S&P 500(R) Index (E.G., if the S&P 500(R) Index goes down by 5%, the value of the Fund's shares should go down by 10% on that day).

SECTOR ROTATION FUND - The Sector Rotation Fund seeks long-term capital appreciation by investing in different sectors or industries using a momentum strategy.

SMALL-CAP GROWTH FUND - The Small-Cap Growth Fund seeks to provide investment results that match the performance of a benchmark for small-cap growth securities. The Fund's current benchmark is the S&P SmallCap 600/Citigroup Pure Growth Index. The S&P SmallCap 600/Citigroup Pure Growth Index is narrow in focus, containing only those S&P SmallCap 600(R) companies with strong growth characteristics. As of December 29, 2006, the S&P SmallCap 600/Citigroup Pure Growth Index included companies with a capitalization range of $185 million to $3.7 billion.

                                [GRAPHIC OMITTED]

                                                                   PROSPECTUS 37

If the Fund meets its objective, the value of the Fund's shares should increase on a daily basis by the amount of any increase in the value of the S&P SmallCap 600/Citigroup Pure Growth Index. However, when the value of the underlying index declines, the value of the Fund's shares should also decrease on a daily basis by the amount of the decrease in the value of the S&P SmallCap 600/Citigroup Pure Growth Index.

SMALL-CAP VALUE FUND - The Small-Cap Value Fund seeks to provide investment results that match the performance of a benchmark for small cap value securities. The Fund's current benchmark is the S&P SmallCap 600/Citigroup Pure Value Index. The S&P SmallCap 600/Citigroup Pure Value Index is narrow in focus, containing only those S&P SmallCap 600(R) companies with strong value characteristics. As of December 29, 2006, the S&P SmallCap 600/Citigroup Pure Value Index included companies with a capitalization range of $66 million to $2.9 billion.

If the Fund meets its objective, the value of the Fund's shares should increase on a daily basis by the amount of any increase in the value of the S&P SmallCap 600/Citigroup Pure Value Index. However, when the value of the S&P SmallCap 600/Citigroup Pure Value Index declines, the value of the Fund's shares should also decrease on a daily basis by the amount of the decrease in the value of the S&P SmallCap 600/Citigroup Pure Value Index.

U.S.GOVERNMENT MONEY MARKET FUND - The U.S. Government Money Market Fund seeks to provide security of principal, high current income, and liquidity by investing in money market securities issued by the U.S. Government, its agencies or instrumentalities.

PORTFOLIO HOLDINGS

A description of the Funds' policies and procedures with respect to the disclosure of Fund portfolio securities is available in the SAI.

                                [GRAPHIC OMITTED]

38

INVESTING WITH RYDEX:
--------------------------------------------------------------------------------
SHAREHOLDER INFORMATION

A-Class Shares and C-Class Shares are offered primarily through authorized securities brokers and other financial intermediaries.

OPENING YOUR ACCOUNT

You will need to open a Rydex shareholder account to make share transactions --buy, sell or exchange shares of the Funds. You can request an account application by calling Rydex Client Services at 800.820.0888 or
301.296.5406 or simply download an application from the Rydex web site--www.rydexinvestments.com. For more information on opening an account, call Rydex Client Services at 800.820.0888 or 301.296.5406 or visit www.rydexinvestments.com.

The type of application you will need depends on the type of account you want to open. For example, if you are opening a retirement account, such as an IRA, you will need to complete a different application than you would if you were opening a taxable account. When you call Rydex to request an account application, be sure to let the Client Services representative know what type of account you want to open to ensure that you receive the correct application.

If you open your account through a broker or other financial intermediary, your financial intermediary will ordinarily assist you in completing the necessary application to open your account with Rydex.

--------------------------------------------------------------------------------
MINIMUM AMOUNTS FOR ESTABLISHING ACCOUNTS

The minimum initial investment amount and minimum account balance requirements for A-Class Shares or C-Class Shares are:

o     $1,000 for retirement accounts

o     $2,500 for all other accounts

Accounts opened through a financial intermediary will be subject to your financial intermediary's minimum initial investment amount and minimum account balance requirements, which may be different than the amounts above.

There are no minimum amounts for subsequent investments in the Fund except for subsequent investments made via Automated Clearing House ("ACH"). For more information about subsequent investments via ACH please see "Purchase Procedures" below.

Rydex reserves the right to modify its minimum account requirements at any time, with or without prior notice to you.

Purchases of C-Class Shares of the Fund requested in an amount of $1,000,000 or more will be automatically made in A-Class Shares of that Fund.
--------------------------------------------------------------------------------

                                [GRAPHIC OMITTED]

                                                                   PROSPECTUS 39

TIPS TO SUCCESSFULLY COMPLETE YOUR ACCOUNT APPLICATION

o You must provide each account holder's social security number or tax ID number and date of birth on the application to avoid a delay in processing.

o Attach a copy of the trust document when establishing a trust account.

o When establishing an account for your corporation, partnership or self directed retirement plan, please indicate the correct account type to ensure proper tax reporting, and provide a copy of one of the following documents: registered articles of incorporation, government-issued business license, partnership papers, plan documents or other official documentation that verifies the entity and lists the authorized individuals. Failure to provide this documentation may result in a delay in processing your application.

o You must provide a street address (Rydex does not accept P.O. Box only addresses). If any joint owner has a different address than the account registration, please indicate what it is on the application.

o BE SURE TO SIGN THE APPLICATION.

o If you open an account directly with Rydex you will receive a confirmation statement by mail confirming your initial purchase. Review this confirmation carefully to ensure that all of the information is correct. Notify us promptly of any errors.

TRANSACTION INFORMATION
--------------------------------------------------------------------------------

This section provides important information about the procedures that you must follow when you buy, sell or exchange shares of the Funds. You may submit transaction orders to buy, sell or exchange Fund shares on any day that the NYSE is open for business (a "Business Day"). On any day that the Federal Reserve Bank of New York or the NYSE closes early, the principal government securities and corporate bond markets close early (such as on days in advance of holidays generally observed by participants in these markets), or as permitted by the U.S. Securities and Exchange Commission (the "SEC"), the Funds reserve the right to advance the time that NAV is calculated and, correspondingly, the time by which purchase and redemption orders must be received.

TRANSACTION CUT-OFF TIMES

All shareholder transaction orders are processed at the NAV next determined after your transaction order is received with all of the necessary information, sometimes referred to as "good order," by the Funds' transfer agent, distributor, or authorized dealer, subject to any applicable front end sales charge. The following transaction cut-off times have been established in order to allow the transfer agent appropriate time to report the current day's trading activity to the

                                [GRAPHIC OMITTED]

40

Funds' Advisor. Any application that is sent to the transfer agent does not constitute a purchase order until the transfer agent processes the application and receives correct payment by check, wire transfer or ACH.

--------------------------------------------------
METHOD                             CUT-OFF TIME
--------------------------------------------------
By Mail                            Market Close
--------------------------------------------------
By Phone                           Market Close
--------------------------------------------------
By Internet                        Market Close
--------------------------------------------------
By Financial Intermediary          Market Close*
--------------------------------------------------

* EACH FINANCIAL INTERMEDIARY MAY HAVE ITS OWN RULES ABOUT SHARE TRANSACTIONS, AND MAY HAVE DIFFERENT CUT-OFF TIMES FOR PROCESSING YOUR TRANSACTION ORDER.

EARLY TRANSACTION CUT-OFF TIMES

On any day that a Fund calculates NAV earlier than normal, as described below, Rydex reserves the right to advance the time on that day by which shareholder transaction orders must be received by the transfer agent.

--------------------------------------------------------------------------------
CALCULATING NAV

The price at which you buy, sell and exchange shares is the net asset value per share, which is also known as NAV, plus any applicable sales charges.

Each Fund calculates its NAV by:

o     Taking the current market value of its total assets

o     Subtracting any liabilities

o     Dividing that amount by the total number of shares owned by shareholders

The Funds calculate NAV once each Business Day as of the regularly scheduled close of normal trading on the NYSE (normally, 4:00 p.m., Eastern Time). If the primary exchange or market where the Funds' securities or other investments trade closes early--such as on days in advance of holidays generally observed by participants in these markets--the Funds may calculate NAV as of the earlier closing time in accordance with the policies set forth in the Funds' SAI. For more information on these early closings, please call 800.820.0888 or visit the Rydex web site--www.rydexinvestments.com.

In calculating NAV, the Funds generally value their investment portfolios based on the market price of the securities as of the time the Funds determine NAV. If market prices are unavailable or the Funds think that they are unreliable, the Funds price those securities at fair value as determined in good faith using methods approved by the Board of Trustees. For example,
--------------------------------------------------------------------------------

                                [GRAPHIC OMITTED]

                                                                   PROSPECTUS 41

--------------------------------------------------------------------------------
market prices may be unavailable if trading in a particular portfolio security was halted during the day and did not resume prior to a Funds' NAV calculation. The Funds may view market prices as unreliable when the valueof a security has been materially affected by events occurring after the market closes, but prior to the time as of which the Funds calculate NAV.

The use of fair valuation in pricing a security involves the consideration of a number of subjective factors and therefore, is susceptible to the unavoidable risk that the valuation may be higher or lower than the price at which the security might actually trade if a reliable market price were readily available.

The underlying funds in which the Funds invest have transaction cut-off times that are prior to the Funds' transaction cut-off times. Accordingly, on a daily basis, the Funds' purchase, sale or exchange of underlying fund shares may not occur until the close of normal trading on the NYSE the day after the initial purchase order is entered. The resulting delay may have a negative impact on the performance of the Funds.

More information about the valuation of the Funds' holdings can be found in the SAI.
--------------------------------------------------------------------------------

TRANSACTIONS THROUGH YOUR FINANCIAL INTERMEDIARY

If you opened your account through a financial intermediary, you will ordinarily submit your transaction orders through that financial intermediary. Your financial intermediary is responsible for ensuring that your transaction order is in good order, and promptly transmitting your order to the Funds. Transaction orders received in good order by your financial intermediary will be processed at the Funds' next determined NAV. Financial intermediaries may charge fees for the services they provide to you in connection with processing your transaction order or maintaining your account with them. Each financial intermediary may also have its own rules about minimum initial investment amounts, minimum account balances, share transactions, limits on the number of share transactions you are permitted to make in a given time period, and may have different cut-off times for processing your transaction order. For more information about your financial intermediary's rules and procedures, you should contact your financial intermediary directly.

SALES CHARGES
--------------------------------------------------------------------------------

A-CLASS SHARES

A-Class Shares are sold at NAV, plus the applicable front-end sales charge. The sales charge is used to pay your financial intermediary a sales commission up to

                                [GRAPHIC OMITTED]

42

a total of 4.75% of the purchase price of your investment in connection with your initial purchase. However, in some cases, described below, your purchase may not be subject to an initial sales charge, and the offering price will be the NAV. In other cases, you may be eligible for a reduced sales charge. The sales charge varies depending on the amount of your purchase. The current sales charge rates are as follows:

--------------------------------------------------------------------------------
                                    SALES CHARGE AS % OF   SALES CHARGE AS % OF
AMOUNT OF INVESTMENT                   OFFERING PRICE       NET AMOUNT INVESTED
--------------------------------------------------------------------------------
Less than $100,000                          4.75%                  4.99%
--------------------------------------------------------------------------------
$100,000 but less than $250,000             3.75%                  3.90%
--------------------------------------------------------------------------------
$250,000 but less than $500,000             2.75%                  2.83%
--------------------------------------------------------------------------------
$500,000 but less than $1,000,000           1.60%                  1.63%
--------------------------------------------------------------------------------
$1,000,000 or greater                         *                      *
--------------------------------------------------------------------------------

* FOR INVESTMENTS OF $1 MILLION OR MORE, A-CLASS SHARES ARE SOLD AT NAV, WITHOUT ANY UP-FRONT SALES CHARGE. HOWEVER, IF YOU SELL YOUR SHARES WITHIN 18 MONTHS OF PURCHASE, YOU WILL NORMALLY HAVE TO PAY A 1% CDSC BASED ON YOUR INITIAL PURCHASE PRICE OR CURRENT MARKET VALUE, WHICHEVER IS LOWER. THE CDSC IS USED TO REIMBURSE THE DISTRIBUTOR FOR PAYING YOUR FINANCIAL INTERMEDIARY A SALES COMMISSION UP TO A TOTAL OF 1.00% OF THE PURCHASE PRICE OF YOUR INVESTMENT IN CONNECTION WITH YOUR INITIAL PURCHASE. FOR MORE INFORMATION ABOUT WHETHER YOUR FINANCIAL INTERMEDIARY HAS ENTERED INTO SUCH AN ARRANGEMENT, CONTACT YOUR INTERMEDIARY DIRECTLY.

HOW TO REDUCE YOUR SALES CHARGE

You may be eligible to purchase A-Class Shares for reduced sales charges. To qualify for these reductions, you or your financial intermediary must provide sufficient information, IN WRITING AND AT THE TIME OF PURCHASE, to verify that your purchase qualifies for such treatment. For additional information, including information on aggregating purchases among related accounts to receive reduced sales charges, see the SAI. Consistent with the policies described in this Prospectus, you and your "immediate family" (your spouse and your children under the age of 21) may combine your Fund holdings to reduce your sales charge. New purchases of A-Class Shares of the Rydex U.S. Government Money Market Fund, which is offered in a separate prospectus, and existing holdings of A-Class Shares of the Rydex U.S. Government Money Market Fund that have not previously been subject to a sales charge will not be counted for purposes of reducing your sales charge on purchases of A-Class Shares of the Funds, as discussed below.

      o RIGHTS OF ACCUMULATION. To qualify for the lower sales charge rates that apply to larger purchases of A-Class Shares, you may combine your new purchases of A-Class Shares with the shares of any other A-Class Shares or

                                [GRAPHIC OMITTED]

                                                                   PROSPECTUS 43

            C-Class Shares of Rydex Funds that you already own. The applicable initial sales charge for the new purchase is based on the total of your current purchase and the current value of all other A-Class and C-Class Shares that you own. Additionally, you may combine simultaneous purchases of A-Class Shares of one Rydex Fund with A-Class Shares of any other Rydex Fund to reduce the sales charge rate that applies to the purchase of A-Class Shares of any Rydex Fund. The reduced sales charge will apply only to current purchases and must be requested in writing when you buy your shares. As discussed above, A-Class Shares of the Rydex U.S. Government Money Market Fund that have not been subject to a sales charge will not be counted for purposes of reducing your sales charge.

      o LETTERS OF INTENT. Under a Letter of Intent ("LOI"), you commit to purchase a specified dollar amount of A-Class Shares of Rydex Funds during a 13-month period. At your written request, A-Class Share purchases made during the previous 90 days may be included. The amount you agree to purchase determines the initial sales charge you pay. If the full-face amount of the LOI is not invested by the end of the 13-month period, your account will be adjusted to the higher initial sales charge level for the amount actually invested. You are not legally bound by the terms of your LOI to purchase the amount of your shares stated in the LOI. The LOI does, however, authorize the Funds to hold in escrow 4% of the total amount you intend to purchase. If you do not complete the total intended purchase at the end of the 13-month period, the Funds' transfer agent will redeem the necessary portion of the escrowed shares to make up the difference between the reduced rate sales charge (based on the amount you intended to purchase) and the sales charge that would normally apply (based on the actual amount you purchased). As discussed above, A-Class Shares of the Rydex U.S. Government Money Market Fund that have not been subject to a sales charge will not be counted for purposes of reducing your sales charge.

SALES CHARGE WAIVERS

The sales charge on purchases of A-Class Shares is waived for certain types of investors, including:

      o REPURCHASE OF A-CLASS SHARES. If you have redeemed A-Class Shares of any Rydex Fund within the past 365 days, you may repurchase an equivalent amount of A-Class Shares of any Rydex Fund at NAV, without the normal front-end sales charge. In effect, this allows you to reacquire shares that you may have had to redeem, without re-paying the front-end sales charge. You may exercise this privilege only once and must notify the Fund that you intend to do so in writing. The Fund must receive your purchase order

                                [GRAPHIC OMITTED]

44

            within 365 days of your redemption. Note that if you reacquire shares through separate installments (E.G., through monthly or quarterly repurchases), the sales charge waiver will only apply to those portions of your repurchase order received within 365 days of your redemption.

      o Directors and officers of any fund sponsored by the Advisor or any of its subsidiaries and their immediate families (E.G., spouse, children, mother or father).

      o Employees of the Advisor and their immediate families, or any full-time employee or registered representative of the Distributor or of broker-dealers having dealer agreements with the Distributor (a "Selling Broker") and their immediate families (or any trust, pension, profit sharing or other benefit plan for the benefit of such persons).

      o Any full-time employee of a bank, savings and loan, credit union or other financial institution that utilizes a Selling Broker to clear purchases of the Funds' shares and their immediate families.

      o Participants in certain "wrap-fee" or asset allocation programs or other fee based arrangements sponsored by broker-dealers and other financial institutions that have entered into agreements with the Distributor.

      o Any accounts established on behalf of registered investment advisers or their clients by broker-dealers that charge a transaction fee and that have entered into agreements with the Distributor.

      o Employer-sponsored retirement plans including, but not limited to, those that qualify under Sections 403(b), 401(a), 401(k) or 457 of the Internal Revenue Code of 1986, as amended, where at the time of purchase the Distributor has been notified in writing that such plan has at least $100 million in assets or 100 participating employees. Employer-sponsored retirement plans do not include IRAs, Roth IRAs, SEP or SARSEP plans, profit-sharing plans, single participant plans or plans covering self-employed individuals and their employees; such account types, however, may apply for sales charge reductions. Please see the SAI for more information.

The Funds do not waive sales charges for the reinvestment of proceeds from the sale of shares of a non-Rydex Fund where those shares were subject to a front-end sales charge (sometimes called an NAV Transfer).

SALES CHARGE EXCEPTIONS

You will not pay initial sales charges on the following:

      o Purchases of A-Class Shares of the Rydex U.S. Government Money Market Fund, which are offered in a separate prospectus.

      o     A-Class Shares purchased by reinvesting dividends and distributions.

                                [GRAPHIC OMITTED]

                                                                   PROSPECTUS 45

      o When exchanging A-Class Shares of one Fund for A-Class Shares of another Fund, unless you are exchanging A-Class Shares of the Rydex U.S. Government Money Market Fund that have not previously been subject to a sales charge.

C-CLASS SHARES

C-Class Shares are sold at NAV, without any up-front sales charge, so that the full amount of your purchase is invested in the Funds. However, if you sell your shares within 12 months of purchase, you will normally have to pay a 1% CDSC based on your initial purchase price or current market value, whichever is lower. The CDSC is used to reimburse the Distributor for paying your financial intermediary a sales commission up to a total of 1.00% of the purchase price of your investment in connection with your initial purchase. If your intermediary has entered into arrangements with the Distributor to forego receipt of that initial 1.00% sales commission, the Funds will waive any otherwise applicable CDSC when you redeem your C-Class Shares. For more information about whether your broker-dealer has entered into such an arrangement, contact your intermediary directly.

WAIVER OF CDSC

The CDSC will be waived for the redemption of C-Class Shares:

      o purchased through a financial intermediary that has entered into arrangements with the Distributor to forego receipt of an initial sales commission;

      o     purchased by reinvesting dividends;

      o     following the death or disability of a shareholder;

      o on the first 10% of shares that are sold within 12 months of purchase; or

      o resulting from a Fund exercising its right to redeem accounts that maintain a balance below the current applicable minimum investment.

The policy of waiving the CDSC for certain redemptions may be modified or discontinued, with respect to new shareholders, at any time.

BUYING FUND SHARES
--------------------------------------------------------------------------------

The Funds offer their shares continuously and investors may submit purchase orders to buy shares on any Business Day. However, Rydex reserves the right to reject or refuse, in whole or in part, any purchase order for Fund shares. Purchase orders, like any other share transaction, are subject to the Funds' transaction cut-off times, and will be processed at the NAV next determined after your purchase order is received in good order. The Funds charge a 1.00% redemption fee on redemptions of shares made within thirty (30) days of the date of purchase. See "Frequent Purchases and Redemptions of Fund Shares" below for more information.

                                [GRAPHIC OMITTED]

46

PURCHASE PROCEDURES

The Funds offer you the option to submit purchase orders through your financial intermediary or send purchase orders by mail, fax or internet and send purchase proceeds by check, wire transfer or ACH. The Funds do not accept cash or cash equivalents (such as travelers' checks, money orders or bearer bonds), government checks, third-party checks, starter checks or checks drawn on a line of credit (including credit card convenience checks). Cashiers checks, bank checks, official checks and treasurers' checks less than or equal to $10,000 are also not accepted. Rydex reserves the right to refuse other payment instruments if, in the sole discretion of Fund management, it is deemed to be in the best interests of the Funds. You may buy shares and send your purchase proceeds by any of the following methods:

--------------------------------------------------------------------------------
                         INITIAL PURCHASE              SUBSEQUENT PURCHASES
                   -------------------------------------------------------------
                   Complete the account           Complete the Rydex investment
                   application that corresponds   slip included with your
                   to the type of account you     quarterly statement or send
                   are opening.                   written purchase instructions
                                                  that include:
                   o  MAKE SURE TO DESIGNATE
                      THE RYDEX FUND(S) YOU       o  YOUR NAME
                      WANT TO PURCHASE.
                                                  o  YOUR SHAREHOLDER ACCOUNT
                   o  MAKE SURE YOUR INVESTMENT      NUMBER
BY MAIL               MEETS THE ACCOUNT
                      MINIMUM.                    o  THE RYDEX FUND(S) YOU WANT
IRA AND OTHER                                        TO PURCHASE.
RETIREMENT         -------------------------------------------------------------
ACCOUNTS REQUIRE          Make your check payable to RYDEX INVESTMENTS.
ADDITIONAL         -------------------------------------------------------------
PAPERWORK.              Your check must be drawn on a U.S. bank and payable
                                          in U.S. Dollars.
CALL RYDEX         -------------------------------------------------------------
CLIENT SERVICES      Include the name of the Rydex Fund(s) you want to purchase
TO REQUEST A                               on your check.
RETIREMENT
ACCOUNT INVESTOR       IF YOU DO NOT SPECIFY THE RYDEX FUND(S) YOU WANT TO
APPLICATION KIT.     PURCHASE, YOUR INVESTMENT WILL BE CREDITED TO THE RYDEX
                     U.S. GOVERNMENT MONEY MARKET FUND, WHICH IS OFFERED IN A
                                       SEPARATE PROSPECTUS.
                   -------------------------------------------------------------
                     Mail your application and      Mail your written purchase
                            check to:               instructions and check to:
                   -------------------------------------------------------------
                   MAILING ADDRESS:
                   Rydex Investments
                   Attn: Ops. Dept.
                   9601 Blackwell Road, Suite 500
                   Rockville, MD 20850
--------------------------------------------------------------------------------

                                [GRAPHIC OMITTED]

                                                                   PROSPECTUS 47

--------------------------------------------------------------------------------
                         INITIAL PURCHASE              SUBSEQUENT PURCHASES
                   -------------------------------------------------------------
                   Submit new account paperwork,   Be sure to designate in your
                   and then call Rydex to          wire instructions the Rydex
                   obtain your account number.     Fund(s) you want to purchase.

                   o  MAKE SURE TO DESIGNATE
                      THE RYDEX FUND(S) YOU
                      WANT TO PURCHASE.

                   o  MAKE SURE YOUR INVESTMENT
                      MEETS THE ACCOUNT
BY WIRE               MINIMUM.
                   -------------------------------------------------------------
RYDEX CLIENT       To obtain "same-day credit" (to get that Business Day's NAV)
SERVICES PHONE     for your purchase order, YOU MUST CALL RYDEX CLIENT SERVICES
NUMBER:            AND PROVIDE THE FOLLOWING INFORMATION PRIOR TO THE
800.820.0888       TRANSACTION CUT-OFF TIME FOR THE RYDEX FUND(S) YOU ARE
OR                 PURCHASING:
301.296.5406
                   o  Account Number

                   o  Fund Name

                   o  Amount of Wire

                   o  Fed Wire Reference Number (upon request)

                   You will receive a confirmation number to verify that your purchase order has been accepted.

                    IF YOU DO NOT NOTIFY RYDEX CLIENT SERVICES OF THE INCOMING
                     WIRE, YOUR PURCHASE ORDER WILL NOT BE PROCESSED UNTIL THE
                         BUSINESS DAY FOLLOWING THE RECEIPT OF THE WIRE.
                   -------------------------------------------------------------
                   WIRE INSTRUCTIONS:

                   U.S. Bank
                   Cincinnati, OH
                   Routing Number: 0420-00013
                   For Account of: Rydex Investments
                   Account Number: 48038-9030
                   [Your Name]
                   [Your shareholder account number]

                      IF YOU DO NOT SPECIFY WHICH RYDEX FUND(S) YOU WANT TO
                        PURCHASE, YOUR INVESTMENT WILL BE CREDITED TO THE
                        RYDEX U.S. GOVERNMENT MONEY MARKET FUND, WHICH IS
                                OFFERED IN A SEPARATE PROSPECTUS.
--------------------------------------------------------------------------------

                                [GRAPHIC OMITTED]

48

--------------------------------------------------------------------------------
                         INITIAL PURCHASE              SUBSEQUENT PURCHASES
                   -------------------------------------------------------------
                   Submit new account paperwork,  SUBSEQUENT PURCHASES MADE
                   and then call Rydex to obtain  VIA ACH MUST BE A MINIMUM
                   your account number.           OF $50. To make a subsequent
                   Be sure to complete the        purchase send written purchase
                   "Electronic Investing via      instructions that include:
                   ("ACH")" section. Then, fax
BY ACH             it to Rydex (ONLY Individual,  o  YOUR NAME
(FAX)              Joint and UGMA/UTMA
                   accounts may be opened by      o  YOUR SHAREHOLDER ACCOUNT
RYDEX FAX          fax).                             NUMBER
NUMBER:
301.296.5103       o  MAKE SURE TO INCLUDE A      o  THE RYDEX FUND(S) YOU WANT
                      LETTER OF INSTRUCTION          TO PURCHASE
                      REQUESTING THAT WE
                      PROCESS YOUR PURCHASE BY    o  ACH BANK INFORMATION (IF
                      ACH.                           NOT ON RECORD).

                   o  MAKE SURE TO DESIGNATE
                      THE RYDEX FUND(S) YOU
                      WANT TO PURCHASE.

                   o  MAKE SURE YOUR INVESTMENT
                      MEETS THE ACCOUNT
                      MINIMUM.
--------------------------------------------------------------------------------

BY ACH                     Follow the directions on the Rydex web site -
(INTERNET)                            www.rydexinvestments.com

--------------------------------------------------------------------------------

CANCELLED PURCHASE ORDERS

Rydex will ordinarily cancel your purchase order under the following circumstances:

   o     if your bank does not honor your check for any reason

   o     if the transfer agent (Rydex) does not receive your wire transfer

   o     if the transfer agent (Rydex) does not receive your ACH transfer

   o     if your bank does not honor your ACH transfer

IF YOUR PURCHASE ORDER IS CANCELLED FOR ANY OF THESE REASONS, YOU WILL NOT BE ENTITLED TO BENEFIT FROM ANY INCREASE IN NAV THAT THE FUND(S) MAY HAVE EXPERIENCED FROM THE TIME OF YOUR ORDER TO THE TIME OF ITS CANCELLATION. IN ADDITION, IF THE FUND(S) NAV DECREASES IN VALUE FROM THE TIME OF YOUR ORDER TO THE TIME OF ITS CANCELLATION, THE FUND(S) WILL HOLD YOU LIABLE FOR ANY LOSSES THAT IT INCURS AS A RESULT OF YOUR CANCELLED ORDER.

                                [GRAPHIC OMITTED]

                                                                   PROSPECTUS 49

SELLING FUND SHARES
--------------------------------------------------------------------------------

The Funds redeem their shares continuously and investors may sell their shares back to the Funds on any Business Day. You may redeem all or any portion of your Fund shares at the Funds' next determined NAV calculated after your redemption order is received in good order by the transfer agent. Redemption orders, like any other share transaction, are subject to the Funds' transaction cut-off times and will be processed at the NAV next determined after your redemption order is received in good order by the transfer agent. The Funds charge a 1.00% redemption fee on redemptions of shares made within thirty (30) days of the date of purchase. See "Frequent Purchases and Redemptions of Fund Shares" below for more information.

The Funds may suspend your right to redeem your shares during times when trading on the NYSE is suspended or restricted, or otherwise as permitted by the SEC. The Funds reserve the right to pay part of your redemption proceeds in liquid securities with a market value equal to the redemption price.

REDEMPTION PROCEDURES

You will ordinarily submit your transaction order through your financial intermediary or other securities dealers through which you opened your shareholder account or through Rydex directly. The Funds also offer you the option to send redemption orders to Rydex by:

--------------------------------------------------------------------------------
                    Rydex Investments
       MAIL         Attn: Ops. Dept.
                    9601 Blackwell Road, Suite 500
                    Rockville, MD 20850
--------------------------------------------------------------------------------
                    301.296.5103

                    If you send your redemption order by fax, you must call
       FAX          Rydex Client Services at 800.820.0888 or 301.296.5406 to
                    verify that your fax was received and when it will be
                    processed.
--------------------------------------------------------------------------------
    TELEPHONE       800.820.0888 or 301.296.5406 (not available for retirement accounts)
--------------------------------------------------------------------------------

Whether you transmit your redemption order by mail, fax or telephone, you must include the following information in your redemption order:

      o     your name

      o     your shareholder account number

      o     Fund name(s)

      o     dollar amount or number of shares you would like to sell

      o whether you want your sale proceeds sent to you by check, wire or ACH (a new alternate payee or new wire instructions may require a signature guarantee)

      o signature of account owner(s) (not required for telephone redemptions)

                                [GRAPHIC OMITTED]

50

You may only place a redemption order if you are the registered owner of the account or the registered owner has given Rydex written authorization to allow you to make redemptions from the account. You will receive a confirmation number for your redemption. Please retain it for your records.

DISTRIBUTIONS FROM QUALIFIED RETIREMENT ACCOUNTS

Distributions from your tax-qualified plan or individual retirement account
(IRA) may have adverse tax consequences to you. You should consult your tax adviser before redeeming shares and making distributions from your tax-qualified plan or IRA account. All requests for distributions of redemption proceeds from tax-qualified plan and IRA accounts must be in writing. All distributions from tax-qualified plans and IRAs are subject to tax withholding rules.

RECEIVING YOUR REDEMPTION PROCEEDS

Your redemption proceeds normally will be sent within seven days of the transfer agent receiving your request. For redemption orders that settle on federal bank holidays, your redemption proceeds will be sent on the next Business Day following the holiday. For investments made by check or ACH (not wire purchases), payment of redemption proceeds may be delayed until the transfer agent is reasonably satisfied that your purchase has cleared. It may take up to 15 days for your purchase to clear.

All redemptions will be mailed to your address of record, sent electronically via ACH or wired to your bank account of record. You may request overnight mail service for an additional fee. If you request payment of redemption proceeds to a third party or to a location other than your address of record or bank account of record, your redemption request must be IN WRITING AND MUST INCLUDE A SIGNATURE GUARANTEE AND MAY NOT BE FAXED.

--------------------------------------------------------------------------------
SIGNATURE GUARANTEES

Signature guarantees help protect you and your account against fraud. You can obtain a signature guarantee at most banks and financial intermediaries. A notary public cannot provide a signature guarantee. You may not use fax to transmit a signature guarantee to the Fund.
--------------------------------------------------------------------------------

LOW BALANCE ACCOUNTS

To offset the administrative expense of servicing small accounts, the Funds may impose, without additional notice, an administrative fee of $15 per year during periods where your account balance falls below the account minimum requirements for any reason. The Funds may redeem your shares if the value of your account falls below the required minimum investment amount. However, the Funds will provide you with at least 30 days' written notice to allow you sufficient time to add to your account and avoid the redemption of your shares.

                                [GRAPHIC OMITTED]

                                                                   PROSPECTUS 51

EXCHANGING FUND SHARES
--------------------------------------------------------------------------------

An exchange is when you sell shares of one Rydex Fund and use the proceeds from that sale to purchase shares of another Rydex Fund. Investors may make exchanges on any Business Day of A-Class Shares or C-Class Shares of any Rydex Fund for A-Class Shares or C-Class Shares of any other Rydex Fund on the basis of the respective NAVs of the shares involved. An exchange of A-Class Shares of the Rydex U.S. Government Money Market Fund, which are offered in a separate prospectus, that have not previously been subject to a sales charge will be treated as an initial purchase of the other Rydex Fund and applicable sales charges will apply. Exchange requests, like any other share transaction, will be processed at the NAV next determined after your exchange order is received in good order. Exchanges involving other Rydex Funds not included in this Prospectus may be subject to different transaction cut-off times. All exchange requests must be received by the Rydex Funds' transfer agent prior to the cutoff time of the Rydex Fund you are exchanging out of or the Rydex Fund you are exchanging into, whichever is earlier, to be processed at that Business Day's NAV. See "Exchanges with Other Rydex Funds" below for additional information. The exchange privilege may be modified or discontinued at any time.

EXCHANGE PROCEDURES

You will ordinarily submit your transaction order through your financial intermediary or other securities dealers through which you opened your shareholder account or through Rydex directly. The Funds also offer you the option to send exchange requests to Rydex by:

--------------------------------------------------------------------------------
                    Rydex Investments
                    Attn: Ops. Dept.
       MAIL         9601 Blackwell Road, Suite 500
                    Rockville, MD 20850
--------------------------------------------------------------------------------
                    301.296.5101

       FAX          If you send your exchange request by fax, you must call
                    Rydex Client Services at 800.820.0888 to verify that your
                    fax was received and when it will be processed.
--------------------------------------------------------------------------------
    TELEPHONE       800.820.0888 OR 301.296.5406
--------------------------------------------------------------------------------
     INTERNET       Follow the directions on the Rydex web site-
                    www.rydexinvestments.com
--------------------------------------------------------------------------------

Whether you transmit your exchange request by mail, fax, telephone or internet, you must include the following information in your exchange request:

      o     your name

      o     your shareholder account number

                                [GRAPHIC OMITTED]

52

      o Fund name(s) you are exchanging out of (selling) and Fund name(s) you are exchanging into (buying)

      o dollar amount, number of shares or percentage of Fund position involved in the exchange

      o signature of account owner(s) (not required for telephone or internet exchanges)

You may only place exchange orders if you are the registered owner of the account or the registered owner has given Rydex written authorization to allow you to trade the account. You will receive a confirmation number for your exchange. Please retain it for your records.

MINIMUM EXCHANGE AMOUNTS

The minimum amount for an exchange is either $1,000 or 100% of the Fund position from which the exchange is coming, whichever is less. If you are exchanging the minimum amount, you may not split the proceeds between multiple Rydex Funds. If you place exchange transactions in shares or in percentages, the minimum exchange amount still applies. This minimum may be waived for accounts that are part of an asset allocation strategy.

EXCHANGES WITH OTHER RYDEX FUNDS

On any Business Day, investors may make exchanges of A-Class Shares or C-Class Shares of any Fund for A-Class Shares or C-Class Shares of any Rydex Fund not offered in this Prospectus. WHILE MOST RYDEX FUNDS OFFER UNLIMITED EXCHANGE PRIVILEGES WITH NO MINIMUM HOLDING PERIODS OR TRANSACTION FEES, CERTAIN RYDEX FUNDS, INCLUDING THE FUNDS, DO NOT ALLOW UNLIMITED TRADING. IF YOU ARE CONTEMPLATING AN EXCHANGE FOR SHARES OF ANY RYDEX FUND NOT OFFERED IN THIS PROSPECTUS, YOU SHOULD OBTAIN AND REVIEW THAT RYDEX FUND'S CURRENT PROSPECTUS BEFORE MAKING THE EXCHANGE. You can obtain a prospectus for any Rydex Fund not offered in this Prospectus by calling 800.820.0888 or 301.296.5406 or visiting the Rydex web site at www.rydexinvestments.com.

RYDEX ACCOUNT POLICIES
--------------------------------------------------------------------------------

SHAREHOLDER IDENTIFICATION AND VERIFICATION

Federal regulations may require the Funds to obtain your name, your date of birth (for a natural person), your residential street address or principal place of business and your Social Security Number, Employer Identification Number or other government issued identification when you open an account. Additional information may be required in certain circumstances or to open accounts for corporations or other entities. The Funds may use this information to attempt to verify your identity. The Funds may not be able to establish an account if the

                                [GRAPHIC OMITTED]

                                                                   PROSPECTUS 53

necessary information is not received. The Funds may also place limits on account transactions while it is in the process of attempting to verify your identity. Additionally, if the Funds are unable to verify your identity after your account is established, the Funds may be required to redeem your shares and close your account.

Rydex provides accounts for U.S. citizens and resident aliens. We will not open a new account for any non-resident aliens (natural person or entity). If you are unsure of your status please consult your tax adviser. Non-resident aliens may hold Rydex Funds through a financial intermediary, subject to that financial intermediary's requirements.

Customer identification and verification is part of the Funds' overall obligation to deter money laundering under applicable law. The Funds have adopted an anti-money laundering compliance program designed to prevent the Funds from being used for money laundering or the financing of terrorist activities. In this regard, the Funds reserve the right to (i) refuse, cancel or rescind any purchase or exchange order, (ii) freeze any account and/or suspend account services or (iii) involuntarily close your account in cases of threatening conduct or suspected fraudulent or illegal activity. These actions will be taken when, in the sole discretion of Fund management, they are deemed to be in the best interests of the Funds or in cases when the Funds are requested or compelled to do so by governmental or law enforcement authority. If your account is closed at the request of governmental or law enforcement authority, you may not receive proceeds of the redemption if the Funds are required to withhold such proceeds.

CHANGES TO YOUR ACCOUNT

For information on what is required to make changes and/or additions to your account, and to obtain the appropriate forms, please visit the Rydex web site at www.rydexinvestments.com or call 800.820.0888 or 301.296.5406. If you own shares that are registered in your intermediary's name, and you want to transfer the registration to another intermediary or want the shares registered in your name, then you should contact your intermediary for instructions on how to make this change.

TRANSACTIONS OVER TELEPHONE OR INTERNET

Internet and telephone transactions are extremely convenient, but are not risk free. To ensure that your internet and telephone transactions are safe, secure, and as risk-free as possible, the Rydex Funds have instituted certain safeguards and procedures for determining the identity of web site users (including the use of secure passwords and 128-bit encryption technology) and telephone callers and authenticity of instructions. As a result, neither the Funds nor their transfer agent will be responsible for any loss, liability, cost, or expense for following

                                [GRAPHIC OMITTED]

54

internet, telephone or wire instructions they reasonably believe to be genuine. If you or your intermediaries make exchange requests by telephone or internet, you will generally bear the risk of any loss. Neither the Funds, nor their transfer agent, are responsible for internet transactions that are not received.

During periods of unusually high market activity or other times, it may be difficult to reach Rydex by telephone or access our internet site. Rydex and its affiliates will not be liable for any losses resulting from a cause over which Rydex or its affiliates do not have direct control, including but not limited to the failure of electronic or mechanical equipment or communication lines, telephone or other interconnect problems (E.G., if you are unable to access your online service provider), input errors on the internet, severe weather, facilities emergencies, earthquakes, floods and strikes or other labor problems. If you are not able to reach Rydex by your regular medium, consider sending written instructions.

STATEMENTS & CONFIRMATIONS

You will receive statements and trade confirmations of your investment transactions. You may elect to suppress trade confirmations by requesting this option in writing or via the internet. You may choose to receive your confirmations and/or statements either by mail or electronically.

eDELIVERY SERVICES

eDelivery offers shareholders the convenience of receiving most communications (such as trade confirmations, statements, prospectuses and shareholder reports, etc.) from the Funds through the web via email notification. For more information on eDelivery, please visit the Rydex web site at www.rydexinvestments.com. The Funds reserve the right to discontinue your eDelivery service if two (2) or more e-mail notices are returned as undeliverable.

RYDEX EXPRESS LINE - 1(800) 717-7776

You may access information about the Rydex Funds and your Rydex account anytime with the Rydex Express Line. This automated line gives you telephone access to Rydex Fund information including NAVs, daily factors, fund assets and distributions as well as balance and history information on your Rydex account.

SERVICE AND OTHER FEES

Rydex may charge the following administrative fees on accounts held directly through the Funds' transfer agent for services associated with the following:

      o     $15 for wire transfers of redemption proceeds under $5,000

      o     $50 on purchase checks returned for insufficient funds

                                [GRAPHIC OMITTED]

                                                                   PROSPECTUS 55

      o $25 to stop payment of a redemption check within 10 Business Days of the settlement date

      o $15 for standard overnight packages (fee may be higher for special delivery options)

      o     $25 for bounced draft checks or ACH transactions

      o     $15 per year for low balance accounts

      o The Funds reserve the right, upon notice, to charge you a fee to cover the costs of special requests for information that require extensive research or employee resources. Such requests could include a request for historical account transcripts or the retrieval of a significant number of documents.

Rydex reserves the right to change any of these fees or add additional service fees at any time.

RETIREMENT ACCOUNT FEES

Certain retirement plans such as IRA, SEP, Roth IRA and 403(b) accounts, are charged an annual $15 maintenance fee. Upon liquidating your retirement account, a $15 account-closing fee (and any unpaid annual maintenance fee) will be deducted from the proceeds of your redemption. You may pay the annual maintenance fee at any time during the calendar year by sending Rydex a check. If the annual maintenance fee is not paid separately prior to December, it will be deducted from your account.

ACCOUNT FEE WAIVERS

Certain fees may be waived for accounts with balances equal to or greater than $250,000 at the time the fee is charged. The fees that may be waived are the Annual maintenance fee and account-closing fee for retirement accounts and the fee for wires less than $5,000.

FREQUENT PURCHASES AND REDEMPTIONS OF FUND SHARES

Unlike most other Rydex Funds, the Funds are not suitable for purchase by active investors. The Funds are intended for long-term investment purposes only and discourage shareholders from engaging in "market timing" or other types of excessive short-term trading. This frequent trading into and out of the Funds may present risks to the Funds' long-term shareholders, all of which could adversely affect shareholder returns. The risks posed by frequent trading include interfering with the efficient implementation of the Funds' investment strategies, triggering the recognition of taxable gains and losses on the sale of Fund investments, requiring the Funds to maintain higher cash balances to meet redemption requests, and experiencing increased transaction costs.

                                [GRAPHIC OMITTED]

56

Consequently, the Board of Trustees has adopted policies and procedures designed to prevent frequent purchases and redemptions of shares of the Funds. In an effort to discourage short-term trading and defray costs incurred by shareholders as a result of same, the Board of Trustees has approved a 1.00% redemption fee to be imposed uniformly on all Fund shares redeemed within thirty
(30) days of the date of purchase (including shares of the Funds that are acquired through an exchange) subject to the limitations discussed below. The fee is deducted from the sale proceeds and cannot be paid separately, and any proceeds of the fee are credited to the assets of the Funds. The fee does not apply to shares purchased with reinvested dividends or distributions. In determining how long shares of the Funds have been held, the Funds assume that shares held by the investor the longest period of time will be sold first. The redemption fee is applicable to Fund shares purchased either directly or through a financial intermediary, such as a broker-dealer. Transactions through financial intermediaries typically are placed with the Fund on an omnibus basis and include both purchase and sale transactions placed on behalf of multiple investors. The Funds request that financial intermediaries assess the redemption fee on customer accounts and collect and remit the proceeds to the Funds. However, the Funds recognize that due to operational and system limitations, intermediaries' methods for tracking and calculating the fee may be inadequate or differ in some respects from the Funds'. Therefore, to the extent that financial intermediaries are unable to collect the redemption fee, the Funds may not be able to defray the expenses associated with short-term trades made by that financial customers.

The Funds reserve the right to waive the redemption fee in their discretion where either the Funds believe such waiver is in the best interests of the Funds, including certain categories of redemptions that the Funds reasonably believe may not raise frequent trading or market timing concerns or where the financial intermediary's processing systems are unable to properly apply the redemption fee. These categories currently include (i) participants in certain group retirement plans or group annuity contracts whose processing systems are incapable of properly applying the redemption fee to underlying shareholders;
(ii) redemptions resulting from certain transfers upon the death of a shareholder; (iii) redemptions by certain pension plans as required by law or by regulatory authorities; (iv) systematic redemptions; (v) retirement loans and withdrawals; and (vi) redemptions in accounts participating in certain approved asset allocation programs.

For purposes of applying the Funds' policies, the Advisor may consider the trading history of accounts under common ownership or control. In addition, the Funds reserve the right to reject any purchase request by any investor or group of investors for any reason without prior notice, including, in particular,

                                [GRAPHIC OMITTED]

                                                                   PROSPECTUS 57

if the Advisor reasonably believes that the trading activity would be harmful or disruptive to the Funds. Although these policies are designed to deter frequent trading, none of these measures alone nor all of them taken together eliminate the possibility that frequent trading in the Funds will occur, particularly with respect to trades placed by shareholders that invest in the Funds through omnibus accounts maintained by brokers, retirement plan accounts and other financial intermediaries. The Funds' access to information about individual shareholder transactions made through such omnibus arrangements is often unavailable or severely limited. As a result, the Funds cannot assure that their policies will be enforced with regard to those Fund shares held through such omnibus arrangements (which may represent a majority of Fund shares), and as a result frequent trading could adversely affect the Funds and their long-term shareholders as discussed above. For purposes of applying the Funds' policies, the Advisor may consider the trading history of accounts under common ownership or control. In addition, the Funds reserve the right to reject any purchase request by any investor or group of investors for any reason without prior notice, including, in particular, if the Advisor reasonably believes that the trading activity would be harmful or disruptive to the Funds.

RIGHTS RESERVED BY THE FUNDS

The Funds reserve the right to close your account in cases of suspected fraudulent or illegal activity in accordance with applicable law. This action may be taken when, in the sole discretion of Fund management, it is deemed to be in the best interests of the Funds or in cases where the Funds are requested or compelled to do so by applicable law. If your account is closed at the request of governmental or law enforcement authority or pursuant to applicable law, you may not receive proceeds of the redemption if the Funds are required to withhold such proceeds.

DISTRIBUTION AND SHAREHOLDER SERVICES
--------------------------------------------------------------------------------

A-CLASS SHARES

The Funds have adopted a Distribution Plan with respect to A-Class Shares, but generally do not pay distribution fees to the Distributor, which may not exceed 0.25% of the average daily net assets of a Fund. Instead, the Funds invest in underlying funds that have a distribution plan that allows the underlying funds to pay distribution fees to the Distributor and other firms that provide distribution services ("Service Providers"). The underlying funds will pay distribution fees to the Distributor at an annual rate not to exceed 0.25% of average daily net assets, pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended. If a Service Provider provides distribution

                                [GRAPHIC OMITTED]

58

or shareholder services, the Distributor generally will, in turn, pay the Service Provider for the services it provides at an annual rate not to exceed 0.25% of the average daily net assets of a Fund. Because the underlying funds pay these fees out of assets on an ongoing basis, over time these fees may cost you more than other types of sales charges and will increase the cost of your investment.

C-CLASS SHARES

The Funds have adopted a Distribution and Shareholder Services Plan pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended, applicable to C-Class Shares that allows the Funds to pay annual distribution and service fees of 0.75% of the Funds' average daily net assets. The annual 0.50% distribution fee reimburses the Distributor for paying your intermediary a sales commission. The annual 0.25% service fee compensates your intermediary for providing on-going services to you. The Distributor advances the first year's distribution and service fees, and retains the distribution and service fees on accounts with no authorized intermediary of record. Because the Funds pay these fees out of assets on an ongoing basis, over time these fees may cost you more than other types of sales charges and will increase the cost of your investment.

COMPENSATION TO DEALERS

The Advisor, at its expense, may provide compensation to financial intermediaries for the sale of Fund shares. These payments may be made, at the discretion of the Advisor, to certain dealers who have sold shares of the Rydex Funds. The level of payments made to dealers will generally vary, but may be significant. These payments may provide an incentive for dealers to sell shares of the Rydex Funds and promote the retention of their customer's assets in the Funds. Any payments described above will not change the price paid by investors for the purchase of the applicable Rydex Fund's shares or the amount that any particular Rydex Fund will receive as proceeds from such sales. The Advisor determines the extent of such payments in its sole discretion in response to requests from dealer firms, based on factors it deems relevant, such as the dealer's sales, assets, share class utilized and the quality of the dealer's relationship with the Advisor. The Advisor periodically determines the advisability of continuing these payments. The Advisor may also pay expenses associated with meetings that facilitate educating financial advisers and shareholders about the Rydex Funds that are conducted by dealers.

DIVIDENDS AND DISTRIBUTIONS
--------------------------------------------------------------------------------

TIMING OF PAYMENTS

Income dividends, if any, are paid at least annually by each of the Funds. If you own Fund shares on a Fund's record date, you will be entitled to receive the

                                [GRAPHIC OMITTED]

                                                                   PROSPECTUS 59

dividend. The Funds may declare and pay dividends on the same date. The Funds make distributions of capital gains, if any, at least annually. The Funds, however, may declare a special capital gains distribution if the Board of Trustees believes that such a distribution would be in the best interests of the shareholders of a Fund.

DIVIDEND PAYMENT OPTIONS

Dividends and distributions will be paid in the form of additional Fund shares unless you have elected to receive payment in cash. If you did not elect to receive cash payments of dividends and distributions on your application, you must notify the Funds in writing to change your election prior to the date of the next distribution. Your election will become effective for dividends paid after the Funds receive your written notice. To cancel your election, simply send written notice to the Funds. Dividends and distributions with values of $10 or less may be automatically reinvested.

TAX INFORMATION
--------------------------------------------------------------------------------

The following is a summary of some important tax issues that affect the Funds and their shareholders. The summary is based on current tax laws, which may be changed by legislative, judicial or administrative action. You should not consider this summary to be a detailed explanation of the tax treatment of the Funds, or the tax consequences of an investment in the Funds. MORE INFORMATION ABOUT TAXES IS LOCATED IN THE SAI. YOU ARE URGED TO CONSULT YOUR TAX ADVISER REGARDING SPECIFIC QUESTIONS AS TO FEDERAL, STATE AND LOCAL INCOME TAXES.

TAX STATUS OF EACH FUND

Each Fund is treated as a separate entity for federal tax purposes, and intends to qualify for the special tax treatment afforded to regulated investment companies. As long as a Fund qualifies as a regulated investment company, it pays no federal income tax on the earnings it distributes to shareholders.

TAX STATUS OF DISTRIBUTIONS

      o Each Fund will, at least annually, distribute substantially all of its net investment income and net capital gains income.

      o The income dividends and short-term capital gains distributions you receive from the Funds will be taxed as either ordinary income or qualified dividend income. Dividends that are qualified dividend income are eligible for the reduced maximum rate to individuals of 15% (5% for individuals in lower tax brackets) to the extent that the Fund receives qualified dividend income.

                                [GRAPHIC OMITTED]

60

      o Any long-term capital gains distributions you receive from a Fund are taxable as long-term capital gains regardless of how long you have owned your shares. Long-term capital gains are currently taxed at a maximum rate of 15%.

      o Absent further legislation, the maximum 15% tax rate on qualified dividend income and long-term capital gains will cease to apply to taxable years beginning after December 31, 2010.

      o Dividends and distributions are generally taxable to you whether you receive them in cash or in additional shares.

      o Corporate shareholders may be entitled to a dividends-received deduction for the portion of dividends they receive that are attributable to dividends received by a Fund from U.S. corporations, subject to certain limitations.

      o Long-term capital gains distributions will result from gains on the sale or exchange of capital assets held by a Fund for more than one year.

      o Distributions paid in January but declared by a Fund in October, November or December of the previous year may be taxable to you in the previous year.

      o A Fund will inform you of the amount of your ordinary income dividends, qualified dividend income, and long-term capital gain distributions shortly after the close of each calendar year.

      o If you hold your shares in a tax-qualified retirement account, you generally will not be subject to federal taxation on Fund distributions until you begin receiving distributions from your retirement account. You should consult your tax adviser regarding the tax rules that apply to your retirement account.

TAX STATUS OF SHARE TRANSACTIONS

EACH SALE, EXCHANGE, OR REDEMPTION OF FUND SHARES MAY BE A TAXABLE EVENT TO YOU. For tax purposes, an exchange of Fund shares for shares of a different Rydex Fund is treated the same as a sale. You should consider the tax consequences of any redemption or exchange before making such a request, especially with respect to redemptions if you invest in the Funds through a tax-qualified retirement plan.

STATE TAX CONSIDERATIONS

A Fund is not liable for any income or franchise tax in Delaware as long as it qualifies as a regulated investment company for federal income tax purposes. In addition to federal taxes, distributions by the Funds and ownership of Fund shares may be subject to state and local taxes. You should consult your tax adviser regarding how state and local tax laws affect your investment in Fund shares.

                                [GRAPHIC OMITTED]

                                                                   PROSPECTUS 61

MANAGEMENT OF THE FUNDS
--------------------------------------------------------------------------------

INVESTMENT ADVISOR

Rydex Investments is located at 9601 Blackwell Road, Suite 500, Rockville, Maryland 20850, and serves as investment adviser of the Funds. The Advisor has served as the investment adviser of the Rydex Funds since each Rydex Fund's inception, and also serves as sub-adviser to several other mutual funds.

The Advisor makes investment decisions for the assets of the Funds and continuously reviews, supervises, and administers each Fund's investment program. The Board of Trustees of the Trust supervises the Advisor and establishes policies that the Advisor must follow in its day-to-day management activities. Pursuant to an investment advisory agreement between the Trust and the Advisor, the Funds do not pay the Advisor a management fee.

The Advisor bears all of its own costs associated with providing these advisory services and the expenses of the members of the Board of Trustees who are affiliated with the Advisor. The Advisor may make payments from its own resources to broker-dealers and other financial institutions in connection with the sale of Fund shares.

As part of its agreement with the Trust, the Advisor will pay all expenses of the Funds, including the cost of transfer agency, custody, fund administration, legal, audit and other services, except interest, acquired fund fees and expenses, and taxes (expected to be DE MINIMIS), brokerage commissions and other expenses connected with the execution of portfolio transactions, any distribution fees or expenses and extraordinary expenses.

A discussion regarding the basis for the Board's August 2006 approval of the Funds' investment advisory agreement is available in the Funds' September 30, 2006 Semi-Annual Report to Shareholders, which covers the period June 30, 2006 to September 30, 2006. A discussion regarding the basis for the Board's August 2007 approval of the Funds' investment advisory agreement will be available in the Funds' September 30, 2007 Semi-Annual Report to Shareholders, which covers the period April 1, 2007 to September 30, 2007.

PORTFOLIO MANAGEMENT

Mike Byrum, President and Chief Investment Officer ("CIO") of Rydex Investments, leads the Portfolio Department. Mr. Byrum's senior management team, called the Investment Leadership Team ("ILT"), consists of five investment professionals that are responsible for overseeing different functions within the Portfolio Department. Those members include Michael Dellapa as the Director of Research, Douglas Holmes as the Strategic Advisor, James King as the Director of Portfolio Management, David Reilly as the head of Portfolio Strategies, and Stephen Sachs as the Director of Trading. The role of the ILT is to set the overall policies of the Portfolio Department with respect to

                                [GRAPHIC OMITTED]

62

investment strategies and business development. The remainder of the Portfolio Department reports to the members of the ILT, and consists of a team of approximately 16 investment professionals that focus on research, trading, and implementing the portfolios.

On a day-to-day basis the following three individuals are jointly and primarily responsible for the management of the Funds.

MICHAEL P. BYRUM, CFA, President and CIO of Rydex Investments - As the CIO, Mr. Byrum has ultimate responsibility of the management of the Funds. He has been associated with Rydex Investments since the Advisor was founded in 1993. Mr. Byrum was named the President of Rydex Investments in 2004 and has served as Chief Investment Officer of Rydex Investments since 2000. During this time, he has played a key role in the development of the firm's investment strategies and product offerings. As Senior Portfolio Manager, Mr. Byrum was instrumental in the launch of the OTC, Precious Metals, Government Long Bond 1.2x Strategy, Inverse Government Long Bond Strategy, Inverse S&P 500 Strategy and Inverse OTC Strategy Funds, and helped to create the Sector Funds, all of which are offered in a separate prospectus. He was named Vice President of Portfolio for Rydex Investments in 1998, and Executive Vice President in 2000. Prior to joining Rydex Investments, Mr. Byrum worked for Money Management Associates, the investment adviser for Rushmore Funds, Inc. He holds a degree in finance from Miami University of Ohio and is a member of the CFA Institute and the Washington Society of Investment Analysts. Mr. Byrum has co-managed each Fund since its inception.

JAMES R. KING, CFA, Director of Portfolio Management - Mr. King is responsible for a team of portfolio managers who manage all of the Rydex Funds. He joined Rydex Investments in 1996 and was promoted to assistant portfolio manager in 1997. In 1998, he became a portfolio manager and was promoted in 2001 to senior portfolio manager and currently serves as director of portfolio management. Prior to joining Rydex Investments, Mr. King worked as a registered representative at DMG Securities. He holds a degree in finance from the University of Maryland. Mr. King has co-managed each Fund since its inception.

MICHAEL J. DELLAPA, CFA, Director of Investment Research - Mr. Dellapa joined Rydex Investments in 2000 as a Research Analyst and was promoted to portfolio manager in 2003. During his tenure as a portfolio manager, he had direct oversight for the Russell 2000(R) 1.5x Strategy, Healthcare, Biotechnology, and Consumer Products Funds, all of which are offered in a separate prospectus. In 2005, Mr. Dellapa became Director of Investment Research. Since joining Rydex Investments, Mr. Dellapa has played a key role in developing research processes and systems to enhance current funds and develop new investment products. Prior to joining Rydex Investments, he worked as an equity analyst for

                                [GRAPHIC OMITTED]

                                                                   PROSPECTUS 63

Invista Capital and systems analyst for Accenture. He holds an engineering degree from the University of Maryland and MBA from the University of Chicago. Previously, he was owner/consultant of Dellapa Consulting Inc. as well as a senior consultant and an analyst at Andersen Consulting. Mr. Dellapa has co-managed each Fund since September 2005.

Mr. Dellapa oversees the research and creation of the processes used to select investments. Mr. King oversees the day-to-day details of the portfolio management of all of the Rydex Funds. Mr. Byrum generally oversees all aspects of the management of all the Rydex Funds and reviews the activities of Messrs. King and Dellapa, as well as other aspects of the investment management portfolio department.

Additional information about the portfolio managers' compensation, other accounts managed by the portfolio managers, and the portfolio managers' ownership of securities in the Funds is available in the SAI.

                                [GRAPHIC OMITTED]

64

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

The financial highlights tables are intended to help you understand the Funds' financial performance for the past 5 years (or, if shorter, the period of operations of the Funds' A-Class Shares or C-Class Shares). Certain information reflects financial results for a single share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in a Fund (assuming reinvestment of all dividends and distributions). The information provided

                                                 NET REALIZED      NET INCREASE
                       NET ASSET       NET            AND          IN NET ASSET    DISTRIBUTIONS   DISTRIBUTIONS
                         VALUE,    INVESTMENT     UNREALIZED     VALUE RESULTING      FROM NET        FROM NET
                       BEGINNING     INCOME          GAINS             FROM          INVESTMENT       REALIZED
PERIOD ENDED           OF PERIOD     (LOSS)+    ON INVESTMENTS      OPERATIONS        INCOME***       GAINS***
-----------------------------------------------------------------------------------------------------------------
ESSENTIAL PORTFOLIO CONSERVATIVE FUND A-CLASS
   MARCH 31, 2007*       $10.00      $ .20           $.56               $ .76          $(.09)          $  --

ESSENTIAL PORTFOLIO CONSERVATIVE FUND C-CLASS
   MARCH 31, 2007*        10.00        .08            .63                 .71           (.09)             --

ESSENTIAL PORTFOLIO MODERATE FUND A-CLASS
   MARCH 31, 2007*        10.00        .18            .79                 .97           (.10)           (.32)

ESSENTIAL PORTFOLIO MODERATE FUND C-CLASS
   MARCH 31, 2007*        10.00        .11            .80                 .91           (.10)           (.32)

ESSENTIAL PORTFOLIO AGGRESSIVE FUND A-CLASS
   MARCH 31, 2007*        10.00        .24            .77                1.01           (.10)           (.64)

ESSENTIAL PORTFOLIO AGGRESSIVE FUND C-CLASS
   MARCH 31, 2007*        10.00       (.03)           .98                 .95           (.10)           (.64)

  *   SINCE THE COMMENCEMENT OF OPERATIONS: JUNE 30, 2006.

 **   ANNUALIZED

*** FOR FINANCIAL REPORTING PURPOSES, CERTAIN DISTRIBUTIONS FROM NET INVESTMENT INCOME FOR FEDERAL INCOME TAX PURPOSES HAVE BEEN RECLASSIFIED TO DISTRIBUTIONS FROM REALIZED GAINS.

  +   CALCULATED USING THE AVERAGE DAILY SHARES OUTSTANDING FOR THE PERIOD.

                                [GRAPHIC OMITTED]

                                                                   PROSPECTUS 65

below for the period ending March 31, 2007 has been audited by Ernst & Young LLP, whose report, along with the financial statements and related notes, appear in the Funds' 2007 Annual Report. The 2007 Annual Report is available by telephoning the transfer agent at 800.820.0888 or 301.296.5100. The 2007 Annual Report is incorporated by reference in the SAI.

                                                                                           RATIOS TO
                                                                                      AVERAGE NET ASSETS:
                                                                                    ----------------------
                                                                                                                       NET ASSETS,
                                                    NET      NET ASSET                              NET                  END OF
                                    REDEMPTION  INCREASE IN    VALUE,      TOTAL                INVESTMENT  PORTFOLIO    PERIOD
                         TOTAL         FEES      NET ASSET     END OF   INVESTMENT     TOTAL      INCOME     TURNOVER     (000'S
PERIOD ENDED         DISTRIBUTIONS   COLLECTED     VALUE       PERIOD    RETURN+++  EXPENSES++    (LOSS)       RATE      OMITTED)
-----------------------------------------------------------------------------------------------------------------------------------
ESSENTIAL PORTFOLIO CONSERVATIVE FUND A-CLASS
   MARCH 31, 2007*      $(.09)         $.03         $.70       $10.70      7.94%      0.01%**      2.47%**     105%      $   782

ESSENTIAL PORTFOLIO CONSERVATIVE FUND C-CLASS
   MARCH 31, 2007*       (.09)          .03          .65        10.65      7.44%      0.76%**      1.05%**     105%        2,804

ESSENTIAL PORTFOLIO MODERATE FUND A-CLASS
   MARCH 31, 2007*       (.42)          .01          .56        10.56      9.90%        --**       2.26%**      66%        9,719

ESSENTIAL PORTFOLIO MODERATE FUND C-CLASS
   MARCH 31, 2007*       (.42)          .01          .50        10.50      9.29%      0.75%**      1.34%**      66%       18,551

ESSENTIAL PORTFOLIO AGGRESSIVE FUND A-CLASS
   MARCH 31, 2007*       (.74)          .01          .28        10.28     10.37%        --**       3.11%**      92%       13,854

ESSENTIAL PORTFOLIO AGGRESSIVE FUND C-CLASS
   MARCH 31, 2007*       (.74)          .01          .22        10.22      9.76%      0.75%**     (0.34)%**     92%        6,537

 ++ DOES NOT INCLUDE EXPENSES OF THE UNDERLYING FUNDS IN WHICH THE FUNDS INVEST. THE ANNUALIZED WEIGHTED AVERAGE EXPENSE RATIOS OF THE UNDERLYING FUNDS IN WHICH THE ESSENTIAL PORTFOLIO CONSERVATIVE FUND, THE ESSENTIAL PORTFOLIO MODERATE FUND, AND THE ESSENTIAL PORTFOLIO AGGRESSIVE FUND INVEST ARE 1.45%, 1.51%, AND 1.57%, RESPECTIVELY.

+++ TOTAL INVESTMENT RETURN DOES NOT REFLECT THE IMPACT OF ANY APPLICABLE SALES CHARGES AND HAS NOT BEEN ANNUALIZED.

                                [GRAPHIC OMITTED]

66

ADDITIONAL AND MORE DETAILED INFORMATION ABOUT THE FUNDS IS INCLUDED IN THE SAI DATED AUGUST 1, 2007. THE SAI HAS BEEN FILED WITH THE SEC AND IS INCORPORATED BY REFERENCE INTO THIS PROSPECTUS AND, THEREFORE, LEGALLY FORMS A PART OF THIS PROSPECTUS. THE SEC MAINTAINS THE EDGAR DATABASE ON ITS WEB SITE ("HTTP://WWW.SEC.GOV") THAT CONTAINS THE SAI, MATERIAL INCORPORATED BY REFERENCE, AND OTHER INFORMATION REGARDING REGISTRANTS THAT FILE ELECTRONICALLY WITH THE SEC. YOU MAY ALSO REVIEW AND COPY DOCUMENTS AT THE SEC PUBLIC REFERENCE ROOM IN WASHINGTON, D.C. (FOR INFORMATION ON THE OPERATION OF THE PUBLIC REFERENCE ROOM, CALL 202.551.8090). YOU MAY REQUEST DOCUMENTS FROM THE SEC BY MAIL, UPON PAYMENT OF A DUPLICATION FEE, BY WRITING TO: U.S. SECURITIES AND EXCHANGE COMMISSION, PUBLIC REFERENCE SECTION, WASHINGTON, D.C. 20549-0102 OR BY EMAILING THE SEC AT THE FOLLOWING ADDRESS: PUBLICINFO@SEC.GOV.

YOU MAY OBTAIN A COPY OF THE SAI OR THE ANNUAL OR SEMI-ANNUAL REPORTS, WITHOUT CHARGE BY CALLING 800.820.0888 OR 301.296.5100, VISITING THE RYDEX WEB SITE AT WWW.RYDEXINVESTMENTS.COM, OR WRITING TO RYDEX SERIES FUNDS, AT 9601 BLACKWELL ROAD, SUITE 500, ROCKVILLE, MARYLAND 20850. ADDITIONAL INFORMATION ABOUT THE FUNDS' INVESTMENTS IS AVAILABLE IN THE ANNUAL AND SEMI-ANNUAL REPORTS. ALSO, IN THE FUNDS' ANNUAL REPORT, YOU WILL FIND A DISCUSSION OF THE MARKET CONDITIONS AND INVESTMENT STRATEGIES THAT SIGNIFICANTLY AFFECTED THE FUNDS' PERFORMANCE DURING THEIR LAST FISCAL YEAR.

NO ONE HAS BEEN AUTHORIZED TO GIVE ANY INFORMATION OR TO MAKE ANY
REPRESENTATIONS NOT CONTAINED IN THIS PROSPECTUS OR IN THE FUNDS' SAI IN CONNECTION WITH THE OFFERING OF FUND SHARES. DO NOT RELY ON ANY SUCH INFORMATION OR REPRESENTATIONS AS HAVING BEEN AUTHORIZED BY THE FUNDS OR RYDEX INVESTMENTS. THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFERING BY THE FUNDS IN ANY JURISDICTION WHERE SUCH AN OFFERING IS NOT LAWFUL.

THE TRUST'S SEC REGISTRATION NUMBER IS 811-07584.

                                [GRAPHIC OMITTED]

    [LOGO] RYDEX INVESTMENTS
           ESSENTIAL FOR MODERN MARKETS(R)

           9601 Blackwell Road o Suite 500 o Rockville, MD 20850
           800.820.0888 o www.rydexinvestments.com

           REPTAC-1-0807x0808

                      -------------------------------------
                      PLEASE SEE THE RYDEX PRIVACY POLICIES
                             INSIDE THE BACK COVER.
                      -------------------------------------

                                [GRAPHIC OMITTED]


                                                              RYDEX SERIES FUNDS
                            A-CLASS AND C-CLASS SHARES PROSPECTUS AUGUST 1, 2007

                                                   DOMESTIC EQUITY - STYLE FUNDS
                                                                LARGE-CAP GROWTH
                                                                 LARGE-CAP VALUE
                                                                  MID-CAP GROWTH
                                                                   MID-CAP VALUE
                                                                SMALL-CAP GROWTH
                                                                 SMALL-CAP VALUE

                                                               MONEY MARKET FUND
                                                    U.S. GOVERNMENT MONEY MARKET

                                                         [LOGO] RYDEXINVESTMENTS
                                                 ESSENTIAL FOR MODERN MARKETS(R)


The U.S. Securities and Exchange Commission has not approved or disapproved the Trust's shares or passed upon the accuracy or adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

                                [GRAPHIC OMITTED]

TABLE OF CONTENTS
--------------------------------------------------------------------------------

DOMESTIC EQUITY - STYLE FUNDS

   LARGE-CAP GROWTH FUND .................................................    2

   LARGE-CAP VALUE FUND ..................................................    3

   MID-CAP GROWTH FUND ...................................................    4

   MID-CAP VALUE FUND ....................................................    5

   SMALL-CAP GROWTH FUND .................................................    6

   SMALL-CAP VALUE FUND ..................................................    7

MONEY MARKET FUND

   U.S. GOVERNMENT MONEY MARKET FUND .....................................    8

PRINCIPAL RISKS OF INVESTING IN THE FUNDS ................................    9

DESCRIPTIONS OF PRINCIPAL RISKS ..........................................    9

FUND PERFORMANCE .........................................................   15

FUND FEES AND EXPENSES ...................................................   24

MORE INFORMATION ABOUT THE FUNDS .........................................   30

BENCHMARKS AND INVESTMENTS ...............................................   30

SHAREHOLDER INFORMATION ..................................................   33

TRANSACTION INFORMATION ..................................................   34

SALES CHARGES ............................................................   37

   A-CLASS SHARES ........................................................   37

   C-CLASS SHARES ........................................................   40

BUYING FUND SHARES .......................................................   41

SELLING FUND SHARES ......................................................   45

EXCHANGING FUND SHARES ...................................................   47

RYDEX ACCOUNT POLICIES ...................................................   48

DISTRIBUTION AND SHAREHOLDER SERVICES ....................................   52

DIVIDENDS AND DISTRIBUTIONS ..............................................   54

TAX INFORMATION ..........................................................   54

MANAGEMENT OF THE FUNDS ..................................................   56

FINANCIAL HIGHLIGHTS .....................................................   60

INDEX PUBLISHERS INFORMATION .............................................   66


                     ---------------------------------------
                      PLEASE SEE THE RYDEX PRIVACY POLICIES
                             INSIDE THE BACK COVER.
                     ---------------------------------------

                                [GRAPHIC OMITTED]

                                                                    PROSPECTUS 1

                               RYDEX SERIES FUNDS
                                 A-CLASS SHARES
                                 C-CLASS SHARES

            9601 BLACKWELL ROAD, SUITE 500, ROCKVILLE, MARYLAND 20850
             800.820.0888 o 301.296.5100 o WWW.RYDEXINVESTMENTS.COM

--------------------------------------------------------------------------------

DOMESTIC EQUITY - STYLE FUNDS
MONEY MARKET FUND

--------------------------------------------------------------------------------

Rydex Series Funds (the "Trust") is a mutual fund complex offering a number of professionally managed investment portfolios (funds) that are grouped into several categories according to each fund's investment strategy. This Prospectus decribes A-Class Shares and C-Class Shares of the following funds (the "Funds") which are grouped into the following categories:

DOMESTIC EQUITY - STYLE FUNDS - Large-Cap Growth Fund, Large-Cap Value Fund, Mid-Cap Growth Fund, Mid-Cap Value Fund, Small-Cap Growth Fund and Small-Cap Value Fund

MONEY MARKET FUND - U.S. Government Money Market Fund

A-Class Shares and C-Class Shares of the Funds are sold through broker-dealers and other financial institutions ("financial intermediaries") whose clients take part in certain asset allocation investment programs. Investors may exchange shares of the Funds through your financial intermediary or directly through the Rydex web site - www.rydexinvestments.com - or over the phone.

RISKS OF INVESTING IN THE FUNDS

The value of the Funds may fluctuate. In addition, Fund shares:

      o     MAY DECLINE IN VALUE, AND YOU MAY LOSE MONEY

      o     ARE NOT FEDERALLY INSURED

      o     ARE NOT GUARANTEED BY ANY GOVERNMENT AGENCY

      o     ARE NOT BANK DEPOSITS

      o     ARE NOT GUARANTEED TO ACHIEVE THEIR OBJECTIVES

                                [GRAPHIC OMITTED]

2

LARGE-CAP GROWTH FUND
--------------------------------------------------------------------------------
A-CLASS (RYLGX)                                                  C-CLASS (RYGRX)

FUND OBJECTIVE

The Large-Cap Growth Fund seeks to provide investment results that match the performance of a benchmark for large-cap growth securities. The Fund's current benchmark is the S&P 500/Citigroup Pure Growth Index (the "underlying index"). The investment objective of the Large-Cap Growth Fund is non-fundamental and may be changed without shareholder approval.

If the Fund meets its objective, the value of the Fund's shares should increase on a daily basis by the amount of any increase in the value of the underlying index. However, when the value of the underlying index declines, the value of the Fund's shares should also decrease on a daily basis by the amount of the decrease in the value of the underlying index.

PRINCIPAL INVESTMENT STRATEGY

Under normal circumstances, the Fund will invest at least 80% of its net assets plus any borrowings for investment purposes in securities of companies in the underlying index and derivatives and other instruments whose performance is expected to correspond to that of the underlying index, such as futures and options and swap agreements. This is a non-fundamental investment policy that can be changed by the Fund upon 60 days' prior notice to shareholders. On a day-to-day basis, the Fund may hold short-term U.S. Government securities to collateralize its derivative positions.

INVESTOR PROFILE

Investors who expect the S&P 500/Citigroup Pure Growth Index to go up and want investment gains when the index does so. These investors must also be willing to bear the risk of equal losses if the S&P 500/Citigroup Pure Growth Index goes down.



PRINCIPAL RISKS

The Large-Cap Growth Fund is subject to a number of risks that may affect the value of its shares, including:

      o     Active Trading Risk

      o     Depositary Receipt Risk

      o     Derivatives Risk

      o     Early Closing Risk

      o     Market Risk

      o     Large-Capitalization Securities Risk

      o     Non-Diversification Risk

      o     Swap Counterparty Credit Risk

      o     Tracking Error Risk

      o     Trading Halt Risk

Please see "Descriptions of Principal Risks" on page 9 for a discussion of each of the principal risks that apply to the Fund.

                                [GRAPHIC OMITTED]

                                                                    PROSPECTUS 3

LARGE-CAP VALUE FUND
--------------------------------------------------------------------------------
A-CLASS (RYLVX)                                                  C-CLASS (RYVVX)

FUND OBJECTIVE

The Large-Cap Value Fund seeks to provide investment results that match the performance of a benchmark for large-cap value securities. The Fund's current benchmark is the S&P 500/Citigroup Pure Value Index (the "underlying index"). The investment objective of the Large-Cap Value Fund is non-fundamental and may be changed without shareholder approval.

If the Fund meets its objective, the value of the Fund's shares should increase on a daily basis by the amount of any increase in the value of the underlying index. However, when the value of the underlying index declines, the value of the Fund's shares should also decrease on a daily basis by the amount of the decrease in the value of the underlying index.

PRINCIPAL INVESTMENT STRATEGY

Under normal circumstances, the Fund will invest at least 80% of its net assets plus any borrowings for investment purposes in securities of companies in the underlying index and derivatives and other instruments whose performance is expected to correspond to that of the underlying index, such as futures and options and swap agreements. This is a non-fundamental investment policy that can be changed by the Fund upon 60 days' prior notice to shareholders. On a day-to-day basis, the Fund may hold short-term U.S. Government securities to collateralize its derivative positions.

INVESTOR PROFILE

Investors who expect the S&P 500/Citigroup Pure Value Index to go up and want investment gains when the index does so. These investors must also be willing to bear the risk of equal losses if the S&P 500/Citigroup Pure Value Index goes down.

PRINCIPAL RISKS

The Large-Cap Value Fund is subject to a number of risks that may affect the value of its shares, including:

      o     Active Trading Risk

      o     Depositary Receipt Risk

      o     Derivatives Risk

      o     Early Closing Risk

      o     Market Risk

      o     Large Capitalization Securities Risk

      o     Non-Diversification Risk

      o     Swap Counterparty Credit Risk

      o     Tracking Error Risk

      o     Trading Halt Risk

Please see "Descriptions of Principal Risks" on page 9 for a discussion of each of the principal risks that apply to the Fund.

                                [GRAPHIC OMITTED]

4

MID-CAP GROWTH FUND
--------------------------------------------------------------------------------
A-CLASS (RYMGX)                                                  C-CLASS (RYCKX)

FUND OBJECTIVE

The Mid-Cap Growth Fund seeks to provide investment results that match the performance of a benchmark for mid-cap growth securities. The Fund's current benchmark is the S&P MidCap 400/Citigroup Pure Growth Index (the "underlying index"). The investment objective of the Mid-Cap Growth Fund is non-fundamental and may be changed without shareholder approval.

If the Fund meets its objective, the value of the Fund's shares should increase on a daily basis by the amount of any increase in the value of the underlying index. However, when the value of the underlying index declines, the value of the Fund's shares should also decrease on a daily basis by the amount of the decrease in the value of the underlying index.

PRINCIPAL INVESTMENT STRATEGY

Under normal circumstances, the Fund will invest at least 80% of its net assets plus any borrowings for investment purposes in securities of companies in the underlying index and derivatives and other instruments whose performance is expected to correspond to that of the underlying index, such as futures and options and swap agreements. This is a non-fundamental investment policy that can be changed by the Fund upon 60 days' prior notice to shareholders. On a day-to-day basis, the Fund may hold short-term U.S. Government securities to collateralize its derivative positions.

INVESTOR PROFILE

Investors who expect the S&P MidCap 400/Citigroup Pure Growth Index to go up and want investment gains when the index does so. These investors must also be willing to bear the risk of equal losses if the S&P MidCap 400/Citigroup Pure Growth Index goes down.

PRINCIPAL RISKS

The Mid-Cap Growth Fund is subject to a number of risks that may affect the value of its shares, including:

      o     Active Trading Risk

      o     Depositary Receipt Risk

      o     Derivatives Risk

      o     Early Closing Risk

      o     Market Risk

      o     Mid-Capitalization Securities Risk

      o     Non-Diversification Risk

      o     Swap Counterparty Credit Risk

      o     Tracking Error Risk

      o     Trading Halt Risk

Please see "Descriptions of Principal Risks" on page 9 for a discussion of each of the principal risks that apply to the Fund.

                                [GRAPHIC OMITTED]

                                                                    PROSPECTUS 5

MID-CAP VALUE FUND
--------------------------------------------------------------------------------
A-CLASS (RYMVX)                                                  C-CLASS (RYMMX)

FUND OBJECTIVE

The Mid-Cap Value Fund seeks to provide investment results that match the performance of a benchmark for mid-cap securities. The Fund's current benchmark is the S&P MidCap 400/Citigroup Pure Value Index (the "underlying index"). The investment objective of the Mid-Cap Value Fund is non-fundamental and may be changed without shareholder approval.

If the Fund meets its objective, the value of the Fund's shares should increase on a daily basis by the amount of any increase in the value of the underlying index. However, when the value of the underlying index declines, the value of the Fund's shares should also decrease on a daily basis by the amount of the decrease in the value of the underlying index.

PRINCIPAL INVESTMENT STRATEGY

Under normal circumstances, the Fund will invest at least 80% of its net assets plus any borrowings for investment purposes in securities of companies in the underlying index and derivatives and other instruments whose performance is expected to correspond to that of the underlying index, such as futures and options and swap agreements. This is a non-fundamental investment policy that can be changed by the Fund upon 60 days' prior notice to shareholders. On a day-to-day basis, the Fund may hold short-term U.S. Government securities to collateralize its derivative positions.

INVESTOR PROFILE

Investors who expect the S&P MidCap 400/Citigroup Pure Value Index to go up and want investment gains when the index does so. These investors must also be willing to bear the risk of equal losses if the S&P MidCap 400/Citigroup Pure Value Index goes down.

PRINCIPAL RISKS

The Mid-Cap Value Fund is subject to a number of risks that may affect the value of its shares, including:

      o     Active Trading Risk

      o     Depositary Receipt Risk

      o     Derivatives Risk

      o     Early Closing Risk

      o     Market Risk

      o     Mid-Capitalization Securities Risk

      o     Non-Diversification Risk

      o     Swap Counterparty Credit Risk

      o     Tracking Error Risk

      o     Trading Halt Risk

Please see "Descriptions of Principal Risks" on page 9 for a discussion of each of the principal risks that apply to the Fund.

                                [GRAPHIC OMITTED]

6

SMALL-CAP GROWTH FUND
--------------------------------------------------------------------------------
A-CLASS (RYSGX)                                                  C-CLASS (RYWCX)

FUND OBJECTIVE

The Small-Cap Growth Fund seeks to provide investment results that match the performance of a benchmark for small-cap growth securities. The Fund's current benchmark is the S&P SmallCap 600/Citigroup Pure Growth Index (the "underlying index"). The investment objective of the Small-Cap Growth Fund is non-fundamental and may be changed without shareholder approval.

If the Fund meets its objective, the value of the Fund's shares should increase on a daily basis by the amount of any increase in the value of the underlying index. However, when the value of the underlying index declines, the value of the Fund's shares should also decrease on a daily basis by the amount of the decrease in the value of the underlying index.

PRINCIPAL INVESTMENT STRATEGY

Under normal circumstances, the Fund will invest at least 80% of its net assets plus any borrowings for investment purposes in securities of companies in the underlying index and derivatives and other instruments whose performance is expected to correspond to that of the underlying index, such as futures and options and swap agreements. This is a non-fundamental investment policy that can be changed by the Fund upon 60 days' prior notice to shareholders. On a day-to-day basis, the Fund may hold short-term U.S. Government securities to collateralize its derivative positions.

INVESTOR PROFILE

Investors who expect the S&P SmallCap 600/Citigroup Pure Growth Index to go up and want investment gains when the index does so. These investors must also be willing to bear the risk of equal losses if the S&P SmallCap 600/Citigroup Pure Growth Index goes down.

PRINCIPAL RISKS

The Small-Cap Growth Fund is subject to a number of risks that may affect the value of its shares, including:

      o     Active Trading Risk

      o     Depositary Receipt Risk

      o     Derivatives Risk

      o     Early Closing Risk

      o     Market Risk

      o     Non-Diversification Risk

      o     Small-Capitalization Securities Risk

      o     Swap Counterparty Credit Risk

      o     Tracking Error Risk

      o     Trading Halt Risk

Please see "Descriptions of Principal Risks" on page 9 for a discussion of each of the principal risks that apply to the Fund.

                                [GRAPHIC OMITTED]

                                                                    PROSPECTUS 7

SMALL-CAP VALUE FUND
--------------------------------------------------------------------------------
A-CLASS (RYSVX)                                                  C-CLASS (RYYCX)

FUND OBJECTIVE

The Small-Cap Value Fund seeks to provide investment results that match the performance of a benchmark for small-cap value securities. The Fund's current benchmark is the S&P SmallCap 600/Citigroup Pure Value Index (the "underlying index"). The investment objective of the Small-Cap Value Fund is non-fundamental and may be changed without shareholder approval.

If the Fund meets its objective, the value of the Fund's shares should increase on a daily basis by the amount of any increase in the value of the underlying index. However, when the value of the underlying index declines, the value of the Fund's shares should also decrease on a daily basis by the amount of the decrease in the value of the underlying index.

PRINCIPAL INVESTMENT STRATEGY

Under normal circumstances, the Fund will invest at least 80% of its net assets plus any borrowings for investment purposes in securities of companies in the underlying index and other instruments whose performance is expected to correspond to that of the underlying index, such as futures and options and swap agreements. This is a non-fundamental investment policy that can be changed by the Fund upon 60 days' prior notice to shareholders. On a day-to-day basis, the Fund may hold short-term U.S. Government securities to collateralize its derivative positions.

INVESTOR PROFILE

Investors who expect the S&P SmallCap 600/Citigroup Pure Value Index to go up and want investment gains when the index does so. These investors must also be willing to bear the risk of equal losses if the S&P SmallCap 600/Citigroup Pure Value Index goes down.

PRINCIPAL RISKS

The Small-Cap Value Fund is subject to a number of risks that may affect the value of its shares, including:

      o     Active Trading Risk

      o     Depositary Receipt Risk

      o     Derivatives Risk

      o     Early Closing Risk

      o     Market Risk

      o     Non-Diversification Risk

      o     Small-Capitalization Securities Risk

      o     Swap Counterparty Credit Risk

      o     Tracking Error Risk

      o     Trading Halt Risk

Please see "Descriptions of Principal Risks" on page 9 for a discussion of each of the principal risks that apply to the Fund.

                                [GRAPHIC OMITTED]

8

U.S. GOVERNMENT MONEY MARKET FUND
--------------------------------------------------------------------------------
A-CLASS (RYAXX)                                                  C-CLASS (RYCXX)

FUND OBJECTIVE

The U.S. Government Money Market Fund seeks to provide security of principal, high current income, and liquidity.

PRINCIPAL INVESTMENT STRATEGY

The U.S. Government Money Market Fund invests primarily in money market instruments issued or guaranteed as to principal and interest by the U.S. Government, its agencies or instrumentalities, and enters into repurchase agreements fully collateralized by U.S. Government securities. The Fund may also invest in Eurodollar time deposits. The Fund operates under U.S. Securities and Exchange Commission rules that impose certain liquidity, maturity, and diversification requirements on all money market funds. All securities purchased by the Fund must have remaining maturities of 397 days or less, and must be found by Rydex Investments (the "Advisor") to represent minimal credit risk and be of eligible quality.

PRINCIPAL RISKS

The U.S. Government Money Market Fund is subject to a number of risks that may affect the value of its shares, including:

      o     Interest Rate Risk

      o     Stable Price Per Share Risk

Please see "Descriptions of Principal Risks" on page 9 for a discussion of each of the principal risks that apply to the Fund.

                                [GRAPHIC OMITTED]

                                                                    PROSPECTUS 9
PRINCIPAL RISKS OF INVESTING IN THE FUNDS
--------------------------------------------------------------------------------

As indicated below, the Funds are subject to a number of risks that may affect the value of the Funds' shares. Please see "Descriptions of Principal Risks" immediately following the table for more detailed information about the principal risks of the Funds.

---------------------------------------------------------------------------------------------------------------------
                                                                                                             U.S.
                                     LARGE-CAP   LARGE-CAP   MID-CAP   MID-CAP   SMALL-CAP   SMALL-CAP    GOVERNMENT
                                      GROWTH       VALUE      GROWTH    VALUE     GROWTH       VALUE     MONEY MARKET
                                       FUND        FUND       FUND      FUND       FUND        FUND          FUND
---------------------------------------------------------------------------------------------------------------------
Active Trading Risk                      X           X          X         X          X           X
---------------------------------------------------------------------------------------------------------------------
Depositary Receipt Risk                  X           X          X         X          X           X
---------------------------------------------------------------------------------------------------------------------
Derivatives Risk                         X           X          X         X          X           X
---------------------------------------------------------------------------------------------------------------------
Early Closing Risk                       X           X          X         X          X           X
---------------------------------------------------------------------------------------------------------------------
Interest Rate Risk                                                                                            X
---------------------------------------------------------------------------------------------------------------------
Large-Capitalization Securities
Risk                                     X           X
---------------------------------------------------------------------------------------------------------------------
Market Risk                              X           X          X         X          X           X
---------------------------------------------------------------------------------------------------------------------
Mid-Capitalization Securities Risk                              X         X
---------------------------------------------------------------------------------------------------------------------
Non-Diversification Risk                 X           X          X         X          X           X
---------------------------------------------------------------------------------------------------------------------
Small-Capitalization Securities
Risk                                                                                 X           X
---------------------------------------------------------------------------------------------------------------------
Swap Counterparty Credit Risk            X           X          X         X          X           X
---------------------------------------------------------------------------------------------------------------------
Stable Price Per Share Risk                                                                                   X
---------------------------------------------------------------------------------------------------------------------
Tracking Error Risk                      X           X          X         X          X           X
---------------------------------------------------------------------------------------------------------------------
Trading Halt Risk                        X           X          X         X          X           X
---------------------------------------------------------------------------------------------------------------------

DESCRIPTIONS OF PRINCIPAL RISKS
--------------------------------------------------------------------------------

ACTIVE TRADING RISK - A significant portion of the Fund's assets may come from investors who take part in certain strategic and tactical asset allocation programs. These programs often recommend frequent trading of Fund shares to take advantage of anticipated changes in market conditions. Therefore, the Advisor anticipates that investors who take part in these programs may frequently redeem or exchange shares of the Fund, which may cause the Fund to experience high portfolio turnover. High portfolio turnover may result in the Fund paying higher levels of transaction costs and generating greater tax liabilities for shareholders. In addition, large movements of assets into and out of the Fund may negatively impact the Fund's ability to achieve its investment objec-

                                [GRAPHIC OMITTED]

10

tive. In certain circumstances, the Fund's expense ratios may vary from current estimates or the historical ratio disclosed in this Prospectus.

DEPOSITARY RECEIPT RISK - The Fund may hold the securities of non-U.S. companies in the form of American Depositary Receipts ("ADRs"). The underlying securities of the ADRs in the Fund's portfolio are usually denominated or quoted in currencies other than the U.S. Dollar. As a result, changes in foreign currency exchange rates may affect the value of the Fund's portfolio. Generally, when the U.S. Dollar rises in value against a foreign currency, a security denominated in that currency loses value because the currency is worth fewer U.S. Dollars. In addition, because the underlying securities of ADRs trade on foreign exchanges at times when the U.S. markets are not open for trading, the value of the securities underlying the ADRs may change materially at times when the U.S. markets are not open for trading, regardless of whether there is an active U.S. market for shares of the Fund or underlying fund. Investments in the underlying foreign securities may involve risks not typically associated with investing in U.S. companies. Foreign securities markets generally have less trading volume and less liquidity than U.S. markets, and prices in some foreign markets can be extremely volatile due to increased risks of adverse issuer, political, regulatory, market, or economic developments. Many foreign countries lack accounting and disclosure standards comparable to those that apply to U.S. companies, and it may be more difficult to obtain reliable information regarding a foreign issuer's financial condition and operations. In addition, transaction costs and costs associated with custody services are generally higher for foreign securities than they are for U.S. securities.

DERIVATIVES RISK - The Fund may invest a percentage of its assets in derivatives, such as futures and options contracts, to pursue its investment objective. The use of such derivatives may expose the Fund to additional risks that it would not be subject to if it invested directly in the securities underlying those derivatives. The Fund may use futures contracts and related options for bona fide hedging purposes to offset changes in the value of securities held or expected to be acquired. They may also be used to gain exposure to a particular market or instrument, to create a synthetic money market position, and for certain other tax-related purposes. The Fund will only enter into futures contracts traded on a national futures exchange or board of trade. Futures and options contracts are described in more detail below:

      FUTURES CONTRACTS - Futures contracts and options on futures contracts provide for the future sale by one party and purchase by another party of a specified amount of a specific security at a specified future time and at a specified price. An option on a futures contract gives the purchaser the right, in exchange for a premium, to assume a position in a futures contract

                                [GRAPHIC OMITTED]

                                                                   PROSPECTUS 11

      at a specified exercise price during the term of the option. Index futures are futures contracts for various indices that are traded on registered securities exchanges.

      OPTIONS - The buyer of an option acquires the right to buy (a call option) or sell (a put option) a certain quantity of a security (the underlying security) or instrument at a certain price up to a specified point in time. The seller or writer of an option is obligated to sell (a call option) or buy (a put option) the underlying security. When writing (selling) call options on securities, the Fund may cover its positions by owning the underlying security on which the option is written or by owning a call option on the underlying security. Alternatively, the Fund may cover its positions by maintaining, in a segregated account, cash or liquid securities equal in value to the exercise price of the call options written by the Fund.

      The risks associated with the Fund's use of futures and options contracts include:

      o The Fund experiencing losses that exceed losses experienced by funds that do not use futures contracts and options.

      o There may be an imperfect correlation between the changes in market value of the securities held by the Fund and the prices of futures and options on futures.

      o Although the Fund will only purchase exchange-traded futures, due to market conditions there may not always be a liquid secondary market for a futures contract. As a result, the Fund may be unable to close out its futures contracts at a time which is advantageous.

      o Trading restrictions or limitations may be imposed by an exchange, and government regulations may restrict trading in futures contracts and options.

      o Because option premiums paid or received by the Fund are small in relation to the market value of the investments underlying the options, buying and selling put and call options can be more speculative than investing directly in securities.

EARLY CLOSING RISK - The normal close of trading of securities listed on Nasdaq and the NYSE is 4:00 p.m., Eastern Time. Unanticipated early closings of securities exchanges and other financial markets may result in the Fund's inability to buy or sell securities or other financial instruments on that day. If an exchange or market closes early on a day when the Fund needs to execute a high volume of trades late in a trading day, the Fund might incur substantial trading losses.

                                [GRAPHIC OMITTED]

12

INTEREST RATE RISK - Interest Rate Risk involves the potential for decline in the Fund's yield (the rate of dividends the Fund pays) in the event of declining interest rates.

LARGE-CAPITALIZATION SECURITIES RISK - The Fund is subject to the risk that large-capitalization stocks may underperform other segments of the equity market or the equity market as a whole.

MARKET RISK - The Fund may invest in public and privately issued securities, which may include common and preferred stocks, bonds, warrants, and rights, as well as derivatives and financial instruments that attempt to track the price movement of securities indices. Investments in securities and derivatives in general are subject to market risks that may cause their prices to fluctuate over time. The Fund's investments may decline in value due to factors affecting securities markets generally, or particular countries, segments, economic sectors, industries or companies within those markets. The value of a security may decline due to general economic and market conditions which are not specifically related to a particular issuer, such as real or perceived adverse economic conditions or changes in interest or currency rates. The value of securities convertible into equity securities, such as warrants or convertible debt, is also affected by prevailing interest rates, the credit quality of the issuer and any call provision. Fluctuations in the value of securities and financial instruments in which the Fund invests will cause the net asset value of the Fund to fluctuate. Historically, the markets have moved in cycles, and the value of the Fund's securities and derivatives may fluctuate drastically from day to day.

MID-CAPITALIZATION SECURITIES RISK - In comparison to securities of companies with large capitalizations, securities of medium-capitalization companies may have more price volatility, greater spreads between their bid and ask prices, significantly lower trading volumes, and cyclical or static growth prospects. Medium-capitalization companies often have limited product lines, markets or financial resources, and may therefore be more vulnerable to adverse developments than large-capitalization companies. These securities may or may not pay dividends. Medium-capitalization stocks may underperform other segments of the equity market or the equity market as a whole.

NON-DIVERSIFICATION RISK - Because the Fund is non-diversified, it can invest in the securities of a limited number of issuers. To the extent that the Fund invests a significant percentage of its assets in a limited number of issuers, the Fund is subject to the risks of investing in those few issuers, and may be more susceptible to a single adverse economic or regulatory occurrence. As a result, changes in the market value of a single security could cause greater fluctuations in the value of Fund shares than would occur in a diversified fund.

                                [GRAPHIC OMITTED]

                                                                   PROSPECTUS 13

SMALL-CAPITALIZATION SECURITIES RISK - In comparison to securities of companies with medium and large capitalizations, securities of small-capitalization companies may have more price volatility, greater spreads between their bid and ask prices, significantly lower trading volumes, and cyclical or static growth prospects. Small-capitalization companies often have limited product lines, markets or financial resources, and may therefore be more vulnerable to adverse developments than medium and large-capitalization companies. These securities may or may not pay dividends. Small-capitalization stocks may underperform other segments of the equity market or the equity market as a whole.

STABLE PRICE PER SHARE RISK - The Fund's assets are valued using the amortized cost method, which enables the Fund to maintain a stable price of $1.00 per share. ALTHOUGH THE FUND IS MANAGED TO MAINTAIN A STABLE PRICE PER SHARE OF $1.00, THERE IS NO GUARANTEE THAT THE PRICE WILL BE CONSTANTLY MAINTAINED, AND IT IS POSSIBLE TO LOSE MONEY. THE FUND IS NOT A BANK DEPOSIT AND IS NOT FEDERALLY INSURED OR GUARANTEED BY ANY GOVERNMENT AGENCY OR GUARANTEED TO ACHIEVE ITS OBJECTIVE.

SWAP COUNTERPARTY CREDIT RISK - The Fund may enter into swap agreements, including but not limited to equity index or interest rate swap agreements, for purposes of attempting to gain exposure to a particular group of stocks or to an index of stocks without actually purchasing those stocks, or to hedge a position. The Fund will use short-term swap agreements to exchange the returns (or differentials in rates of return) earned or realized in particular predetermined investments or instruments. The Fund will not enter into any swap agreement unless the Advisor believes that the other party to the transaction is creditworthy. The use of swap agreements involves risks that are different from those associated with ordinary portfolio securities transactions. The Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty. If swap counterparty defaults on its payment obligations to the Fund, this default will cause the value of your investment in the Fund to decrease. In addition, the Fund may enter into swap agreements with a limited number of counterparties, which may increase the Fund's exposure to counterparty credit risk. Swap agreements also may be considered to be illiquid.

TRACKING ERROR RISK - Tracking error risk refers to the risk that the Fund's returns may not match or correlate to the returns of its benchmark on either a daily or aggregate basis. Factors such as Fund expenses, imperfect correlation between the Fund's investments and those of its benchmark, rounding of share prices, changes to the benchmark, regulatory policies, high portfolio turnover rate and leverage all contribute to tracking error.

TRADING HALT RISK - The Fund typically will hold short-term options and futures contracts. The major exchanges on which these contracts are traded,

                                [GRAPHIC OMITTED]

14

such as the Chicago Mercantile Exchange, have established limits on how much an option or futures contract may decline over various time periods within a day. In addition, the major securities exchanges, such as the NYSE, have established limits on how much the securities market, based on the Dow Jones Industrial Average(SM), may decline over various time periods within a day. If the price of a security, an option or a futures contract declines more than the established limits, trading on the exchange is halted on that instrument. If a trading halt occurs, the Fund may temporarily be unable to purchase or sell the options, futures contracts or securities that are the subject of the trading halt. Such a trading halt near the time the Fund prices its shares may limit the Fund's ability to use leverage and may prevent the Fund from achieving its investment objective. In such an event, the Fund also may be required to use a "fair-value" method to price their outstanding contracts or securities.

                                [GRAPHIC OMITTED]

                                                                   PROSPECTUS 15

FUND PERFORMANCE
--------------------------------------------------------------------------------

The following bar charts show the performance of the C-Class Shares of the Funds from year to year. The variability of performance over time provides an indication of the risks of investing in a Fund. The following tables show the performance of the A-Class Shares and C-Class Shares of the Funds as an average over different periods of time in comparison to the performance of a broad market index. The figures in the bar charts and tables assume the reinvestment of dividends and capital gains distributions. The after-tax returns are calculated using the highest historical federal income and capital gains tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown. Returns After Taxes on Distributions assume a continued investment in a Fund and show the effect of taxes on Fund distributions. Returns After Taxes on Distributions and Sale of Fund Shares assume all shares were redeemed at the end of each measurement period, and show the effect of any taxable gain (or offsetting loss) on redemption, as well as the effects of taxes on Fund distributions. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. After-tax returns for other classes of shares will differ from those shown below. Of course, this past performance (before and after taxes) does not necessarily indicate how a Fund will perform in the future.

                                [GRAPHIC OMITTED]

16

LARGE-CAP GROWTH FUND
--------------------------------------------------------------------------------

THE PERFORMANCE INFORMATION SHOWN BELOW FOR THE C-CLASS SHARES IS BASED ON A CALENDAR YEAR. THE YEAR-TO-DATE RETURN FOR THE PERIOD FROM JANUARY 1, 2007 THROUGH JUNE 30, 2007 IS 6.56%.

  [THE FOLLOWING TABLE WAS REPRESENTED BY A BAR CHART IN THE PRINTED MATERIAL.]

                                2005       2006
                                ---------------
                                0.74       4.38

Highest Quarter Return                                     Lowest Quarter Return
(quarter ended 12/31/2006) 4.17%                (quarter ended 6/30/2006) -5.67%

AVERAGE ANNUAL TOTAL RETURN
(FOR PERIODS ENDED DECEMBER 31, 2006)

                                                                        Since
                                                                      Inception
A-CLASS SHARES                                          Past 1 Year    9/1/2004
--------------------------------------------------------------------------------
Return Before Taxes                                           0.15%       3.69%
Return After Taxes on Distributions                           0.15%       3.68%
Return After Taxes on Distributions and
   Sale of Fund Shares                                        0.10%       3.14%
S&P 500/Citigroup Pure Growth Index 1                         7.43%      12.86%

                                                                        Since
                                                                      Inception
C-CLASS SHARES                                          Past 1 Year   2/20/2004
--------------------------------------------------------------------------------
Return Before Taxes                                           4.38%       1.72%
Return After Taxes on Distributions                           4.38%       1.71%
Return After Taxes on Distributions and
   Sale of Fund Shares                                        2.85%       1.46%
S&P 500/Citigroup Pure Growth Index 1                         7.43%       8.90%

1 THE S&P 500/CITIGROUP PURE GROWTH INDEX IS NARROW IN FOCUS, CONTAINING ONLY THOSE S&P 500 COMPANIES WITH STRONG GROWTH CHARACTERISTICS. RETURNS REFLECT NO DEDUCTION FOR FEES, EXPENSES OR TAXES.

                                [GRAPHIC OMITTED]

                                                                   PROSPECTUS 17

LARGE-CAP VALUE FUND
--------------------------------------------------------------------------------

THE PERFORMANCE INFORMATION SHOWN BELOW FOR THE C-CLASS SHARES IS BASED ON A CALENDAR YEAR. THE YEAR-TO-DATE RETURN FOR THE PERIOD FROM JANUARY 1, 2007 THROUGH JUNE 30, 2007 IS 7.33%.

  [THE FOLLOWING TABLE WAS REPRESENTED BY A BAR CHART IN THE PRINTED MATERIAL.]

                             2005       2006
                             ---------------
                             2.75      16.06

Highest Quarter Return                                     Lowest Quarter Return
(quarter ended 12/31/2006) 7.48%                (quarter ended 3/31/2005) -3.12%

AVERAGE ANNUAL TOTAL RETURN
(FOR PERIODS ENDED DECEMBER 31, 2006)

                                                                        Since
                                                                      Inception
A-CLASS SHARES                                          Past 1 Year    9/1/2004
--------------------------------------------------------------------------------
Return Before Taxes                                          11.41%      11.26%
Return After Taxes on Distributions                          11.01%      10.82%
Return After Taxes on Distributions and
   Sale of Fund Shares                                        7.45%       9.41%
S&P 500/Citigroup Pure Value Index 2                         20.05%      21.30%

                                                                        Since
                                                                      Inception
C-CLASS SHARES                                          Past 1 Year   2/20/2004
--------------------------------------------------------------------------------
Return Before Taxes                                          16.06%       9.63%
Return After Taxes on Distributions                          15.63%       9.28%
Return After Taxes on Distributions and
   Sale of Fund Shares                                       10.47%       8.08%
S&P 500/Citigroup Pure Value Index 2                         20.05%      19.26%

2 THE S&P 500/CITIGROUP PURE VALUE INDEX IS NARROW IN FOCUS, CONTAINING ONLY THOSE S&P 500 COMPANIES WITH STRONG VALUE CHARACTERISTICS. RETURNS REFLECT NO DEDUCTION FOR FEES, EXPENSES OR TAXES.

                                [GRAPHIC OMITTED]

18

MID-CAP GROWTH FUND
--------------------------------------------------------------------------------

THE PERFORMANCE INFORMATION SHOWN BELOW FOR THE C-CLASS SHARES IS BASED ON A CALENDAR YEAR. THE YEAR-TO-DATE RETURN FOR THE PERIOD FROM JANUARY 1, 2007 THROUGH JUNE 30, 2007 IS 11.29%.

  [THE FOLLOWING TABLE WAS REPRESENTED BY A BAR CHART IN THE PRINTED MATERIAL.]

                               2005      2006
                              ---------------
                              10.70      2.47

Highest Quarter Return                                     Lowest Quarter Return
(quarter ended 12/31/2006) 7.32%                (quarter ended 6/30/2006) -7.05%

AVERAGE ANNUAL TOTAL RETURN
(FOR PERIODS ENDED DECEMBER 31, 2006)

                                                                        Since
                                                                      Inception
A-CLASS SHARES                                          Past 1 Year    9/1/2004
--------------------------------------------------------------------------------
Return Before Taxes                                          -1.64%       9.70%
Return After Taxes on Distributions                          -3.01%       8.97%
Return After Taxes on Distributions and
   Sale of Fund Shares                                       -0.65%       7.98%
S&P MidCap 400/Citigroup Pure Growth Index 3                  4.98%      14.42%

                                                                        Since
                                                                      Inception
C-CLASS SHARES                                          Past 1 Year   2/20/2004
--------------------------------------------------------------------------------
Return Before Taxes                                           2.47%       7.21%
Return After Taxes on Distributions                           1.01%       6.62%
Return After Taxes on Distributions and
   Sale of Fund Shares                                        2.05%       5.91%
S&P MidCap 400/Citigroup Pure Growth Index 3                  4.98%      10.85%

3 THE S&P MIDCAP 400/CITIGROUP PURE GROWTH INDEX IS NARROW IN FOCUS, CONTAINING ONLY THOSE S&P MIDCAP 400 COMPANIES WITH STRONG GROWTH CHARACTERISTICS. RETURNS REFLECT NO DEDUCTION FOR FEES, EXPENSES OR TAXES.

                                [GRAPHIC OMITTED]

                                                                   PROSPECTUS 19

MID-CAP VALUE FUND
--------------------------------------------------------------------------------

THE PERFORMANCE INFORMATION SHOWN BELOW FOR THE C-CLASS SHARES IS BASED ON A CALENDAR YEAR. THE YEAR-TO-DATE RETURN FOR THE PERIOD FROM JANUARY 1, 2007 THROUGH JUNE 30, 2007 IS 7.09%.

  [THE FOLLOWING TABLE WAS REPRESENTED BY A BAR CHART IN THE PRINTED MATERIAL.]

                               2005      2006
                               ---------------
                               7.76     15.69

Highest Quarter Return                                     Lowest Quarter Return
(quarter ended 12/31/2006) 9.48%                 (quarter ended 3/31/2005)-1.41%

AVERAGE ANNUAL TOTAL RETURN
(FOR PERIODS ENDED DECEMBER 31, 2006)
                                                                        Since
                                                                      Inception
A-CLASS SHARES                                          Past 1 Year    9/1/2004
--------------------------------------------------------------------------------
Return Before Taxes                                          11.00%      14.48%
Return After Taxes on Distributions                          10.92%      14.28%
Return After Taxes on Distributions and
   Sale of Fund Shares                                        7.25%      12.36%
S&P MidCap 400/Citigroup Pure Value Index 4                  19.31%      19.09%

                                                                        Since
                                                                      Inception
C-CLASS SHARES                                          Past 1 Year   2/20/2004
--------------------------------------------------------------------------------
Return Before Taxes                                          15.69%      12.07%
Return After Taxes on Distributions                          15.61%      11.90%
Return After Taxes on Distributions and
   Sale of Fund Shares                                       10.31%      10.33%
S&P MidCap 400/Citigroup Pure Value Index 4                  19.31%      15.76%

4 THE S&P MIDCAP 400/CITIGROUP PURE VALUE INDEX IS NARROW IN FOCUS, CONTAINING ONLY THOSE S&P MIDCAP 400 COMPANIES WITH STRONG VALUE CHARACTERISTICS. RETURNS REFLECT NO DEDUCTION FOR FEES, EXPENSES OR TAXES.

                                [GRAPHIC OMITTED]

20

SMALL-CAP GROWTH FUND
--------------------------------------------------------------------------------

THE PERFORMANCE INFORMATION SHOWN BELOW FOR THE C-CLASS SHARES IS BASED ON A CALENDAR YEAR. THE YEAR-TO-DATE RETURN FOR THE PERIOD FROM JANUARY 1, 2007 THROUGH JUNE 30, 2007 IS 8.11%.

  [THE FOLLOWING TABLE WAS REPRESENTED BY A BAR CHART IN THE PRINTED MATERIAL.]

                                2005      2006
                                --------------
                                5.08      6.84

Highest Quarter Return                                     Lowest Quarter Return
(quarter ended 3/31/2006) 9.35%                 (quarter ended 6/30/2006) -5.78%

AVERAGE ANNUAL TOTAL RETURN
(FOR PERIODS ENDED DECEMBER 31, 2006)

                                                                        Since
                                                                      Inception
A-CLASS SHARES                                          Past 1 Year    9/1/2004
--------------------------------------------------------------------------------
Return Before Taxes                                           2.49%      11.15%
Return After Taxes on Distributions                           2.49%      10.60%
Return After Taxes on Distributions and
   Sale of Fund Shares                                        1.62%       9.25%
S&P SmallCap 600/Citigroup Pure Growth Index 5                9.79%      16.41%

                                                                        Since
                                                                      Inception
C-CLASS SHARES                                          Past 1 Year   2/20/2004
--------------------------------------------------------------------------------
Return Before Taxes                                           6.84%       9.27%
Return After Taxes on Distributions                           6.84%       8.82%
Return After Taxes on Distributions and
   Sale of Fund Shares                                        4.44%       7.71%
S&P SmallCap 600/Citigroup Pure Growth Index 5                9.79%      14.20%

5 THE S&P SMALLCAP 600/CITIGROUP PURE GROWTH INDEX IS NARROW IN FOCUS, CONTAINING ONLY THOSE S&P SMALLCAP 600 COMPANIES WITH STRONG GROWTH CHARACTERISTICS. RETURNS REFLECT NO DEDUCTION FOR FEES, EXPENSES OR TAXES.

                                [GRAPHIC OMITTED]

                                                                   PROSPECTUS 21

SMALL-CAP VALUE FUND
--------------------------------------------------------------------------------

THE PERFORMANCE INFORMATION SHOWN BELOW FOR THE C-CLASS SHARES IS BASED ON A CALENDAR YEAR. THE YEAR-TO-DATE RETURN FOR THE PERIOD FROM JANUARY 1, 2007 THROUGH JUNE 30, 2007 IS 3.34%.

  [THE FOLLOWING TABLE WAS REPRESENTED BY A BAR CHART IN THE PRINTED MATERIAL.]

                                 2005      2006
                                 ---------------
                                 2.42      17.48

Highest Quarter Return                                     Lowest Quarter Return
(quarter ended 3/31/2006) 12.89%                (quarter ended 6/30/2006) -4.72%

AVERAGE ANNUAL TOTAL RETURN
(FOR PERIODS ENDED DECEMBER 31, 2006)

                                                                        Since
                                                                      Inception
A-CLASS SHARES                                          Past 1 Year    9/1/2004
--------------------------------------------------------------------------------
Return Before Taxes                                          12.86%      13.60%
Return After Taxes on Distributions                          12.85%      13.24%
Return After Taxes on Distributions and
   Sale of Fund Shares                                        8.38%      11.48%
S&P SmallCap 600/Citigroup Pure Value Index 6                21.44%      22.35%

                                                                        Since
                                                                      Inception
C-CLASS SHARES                                          Past 1 Year   2/20/2004
--------------------------------------------------------------------------------
Return Before Taxes                                          17.48%      12.40%
Return After Taxes on Distributions                          17.47%      12.10%
Return After Taxes on Distributions and
   Sale of Fund Shares                                       11.38%      10.52%
S&P SmallCap 600/Citigroup Pure Value Index 6                21.44%      18.49%

6 THE S&P SMALLCAP 600/CITIGROUP PURE VALUE INDEX IS NARROW IN FOCUS, CONTAINING ONLY THOSE S&P SMALLCAP 600 COMPANIES WITH STRONG VALUE CHARACTERISTICS. RETURNS REFLECT NO DEDUCTION FOR FEES, EXPENSES OR TAXES.

                                [GRAPHIC OMITTED]

22

U.S. GOVERNMENT MONEY MARKET FUND
--------------------------------------------------------------------------------

THE PERFORMANCE INFORMATION SHOWN BELOW FOR THE C-CLASS SHARES IS BASED ON A CALENDAR YEAR. THE YEAR-TO-DATE RETURN FOR THE PERIOD FROM JANUARY 1, 2007 THROUGH JUNE 30, 2007 IS 1.63%.

  [THE FOLLOWING TABLE WAS REPRESENTED BY A BAR CHART IN THE PRINTED MATERIAL.]

                   2001   2002   2003   2004   2005   2006
                   ---------------------------------------
                   2.32   0.11   0.01   0.03   1.30   3.02

Highest Quarter Return                                     Lowest Quarter Return
(quarter ended 3/31/2001) 1.00%                 (quarter ended  3/31/2003) 0.00%

AVERAGE ANNUAL TOTAL RETURN
(FOR PERIODS ENDED DECEMBER 31, 2006)

                                                                       Since
                                                                     Inception
A-CLASS SHARES                                     Past 1 Year       3/31/2004
--------------------------------------------------------------------------------
Return Before Taxes                                      3.79%           2.21%
90 Day Treasury Composite Index 7                        4.87%           3.27%

                                                                Since Inception
C-CLASS SHARES                      Past 1 Year   Past 5 Years   (10/19/2000)
--------------------------------------------------------------------------------
Return Before Taxes                       3.02%          0.89%           1.25%
90 Day Treasury Composite Index 7         4.87%          2.42%           2.89%

YIELD

Call 800.820.0888 for the U.S. Government Money Market Fund's current yield.

7 THE 90 DAY TREASURY COMPOSITE INDEX IS AN UNMANAGED INDEX THAT IS A WIDELY RECOGNIZED INDICATOR OF GENERAL MONEY MARKET PERFORMANCE. RETURNS REFLECT NO DEDUCTION FOR FEES, EXPENSES OR TAXES.

                                [GRAPHIC OMITTED]

                                                                   PROSPECTUS 23

--------------------------------------------------------------------------------

THIS PAGE INTENTIONALLY LEFT BLANK.

                                [GRAPHIC OMITTED]

24

FUND FEES AND EXPENSES
--------------------------------------------------------------------------------

The tables below describe the fees and expenses that you may pay if you buy and hold A-Class Shares or C-Class Shares of the Funds described in this Prospectus.

                                                            LARGE-CAP GROWTH
--------------------------------------------------------------------------------
                                                          A-CLASS     C-CLASS
--------------------------------------------------------------------------------
SHAREHOLDER FEES
(FEES PAID DIRECTLY FROM YOUR INVESTMENT) 1

Maximum Sales Charge (Load) Imposed On Purchases
(as a percentage of initial purchase price) 2              4.75%       None

Maximum Deferred Sales Charge (Load) (as a percentage
of initial purchase price or current market value,
whichever is less) 3                                       None 4      1.00%

ANNUAL FUND OPERATING EXPENSES
(EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)

Management Fees                                            0.75%       0.75%

Distribution And/Or Shareholder Service (12b-1) Fees       0.25%       1.00%

Other Expenses                                             0.52%       0.53%
                                                          ----------------------

Total Annual Fund Operating Expenses                       1.52%       2.28%
                                                          ======================

1 THE FUNDS MAY IMPOSE A WIRE TRANSFER CHARGE OF $15 ON CERTAIN REDEMPTIONS UNDER $5,000 FOR ACCOUNTS HELD DIRECTLY THROUGH THE FUNDS' TRANSFER AGENT.

2 REPRESENTS THE MAXIMUM SALES CHARGE (LOAD) IMPOSED ON PURCHASES. THIS SALES CHARGE VARIES DEPENDING ON HOW MUCH YOU INVEST. YOU MAY PAY LESS THAN THE MAXIMUM SALES CHARGE BECAUSE OF WAIVERS AND REDUCED SALES CHARGES THAT MAY BE AVAILABLE. SEE "SALES CHARGES." THIS SALES CHARGE DOES NOT APPLY TO THE U.S. GOVERNMENT MONEY MARKET FUND.

3 THE DEFERRED SALES CHARGE APPLIES FOR THE FIRST YEAR FOLLOWING PURCHASE AND WILL BE WAIVED FOR CUSTOMERS OF FINANCIAL INTERMEDIARIES THAT HAVE ENTERED INTO AN ARRANGEMENT WITH RYDEX DISTRIBUTORS, INC. (THE "DISTRIBUTOR") TO FOREGO TRANSACTION-BASED COMPENSATION IN CONNECTION WITH THE INITIAL PURCHASE.

4 FOR INVESTMENTS OF $1 MILLION OR MORE, A-CLASS SHARES ARE SOLD AT NET ASSET VALUE ("NAV"), WITHOUT ANY UP-FRONT SALES CHARGE. HOWEVER, IF YOU SELL YOUR SHARES WITHIN 18 MONTHS OF PURCHASE, YOU WILL NORMALLY HAVE TO PAY A 1.00% CONTINGENT DEFERRED SALES CHARGE ("CDSC") BASED ON YOUR INITIAL PURCHASE PRICE OR CURRENT MARKET VALUE, WHICHEVER IS LOWER.

                                [GRAPHIC OMITTED]

                                                                   PROSPECTUS 25

--------------------------------------------------------------------------------

                                                         LARGE-CAP VALUE        MID-CAP GROWTH        MID-CAP VALUE
----------------------------------------------------------------------------------------------------------------------
                                                        A-CLASS   C-CLASS     A-CLASS   C-CLASS     A-CLASS   C-CLASS
----------------------------------------------------------------------------------------------------------------------
SHAREHOLDER FEES
(FEES PAID DIRECTLY FROM YOUR INVESTMENT) 1

Maximum Sales Charge (Load) Imposed On Purchases
(as a percentage of initial purchase price) 2             4.75%     None        4.75%     None        4.75%     None

Maximum Deferred Sales Charge (Load) (as a percentage
of initial purchase price or current market value,
whichever is less) 3                                      None 4    1.00%       None 4    1.00%       None 4    1.00%

ANNUAL FUND OPERATING EXPENSES
(EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)

Management Fees                                           0.75%     0.75%       0.75%     0.75%       0.75%     0.75%

Distribution And/Or Shareholder Service (12b-1) Fees      0.25%     1.00%       0.25%     1.00%       0.25%     1.00%

Other Expenses                                            0.50%     0.52%       0.51%     0.52%       0.53%     0.53%
                                                        --------------------------------------------------------------

Total Annual Fund Operating Expenses                      1.50%     2.27%       1.51%     2.27%       1.53%     2.28%
                                                        ==============================================================

                                [GRAPHIC OMITTED]

26

FUND FEES AND EXPENSES (CONTINUED)
--------------------------------------------------------------------------------

The tables below describe the fees and expenses that you may pay if you buy and hold A-Class Shares or C-Class Shares of the Funds described in this Prospectus.

                                                            SMALL-CAP GROWTH
--------------------------------------------------------------------------------
                                                          A-CLASS      C-CLASS
--------------------------------------------------------------------------------
SHAREHOLDER FEES
(FEES PAID DIRECTLY FROM YOUR INVESTMENT) 1

Maximum Sales Charge (Load) Imposed On Purchases
(as a percentage of initial purchase price) 2               4.75%       None

Maximum Deferred Sales Charge (Load) (as a percentage
of initial purchase price or current market value,
whichever is less) 3                                       None 4       1.00%

ANNUAL FUND OPERATING EXPENSES
(EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)

Management Fees                                             0.75%       0.75%

Distribution And/Or Shareholder Service (12b-1) Fees        0.25%       1.00%

Other Expenses                                              0.56%       0.57%
                                                          ----------------------

Total Annual Fund Operating Expenses                        1.56%       2.32%
                                                          ======================

1 THE FUNDS MAY IMPOSE A WIRE TRANSFER CHARGE OF $15 ON CERTAIN REDEMPTIONS UNDER $5,000 FOR ACCOUNTS HELD DIRECTLY THROUGH THE FUNDS' TRANSFER AGENT.

2 REPRESENTS THE MAXIMUM SALES CHARGE (LOAD) IMPOSED ON PURCHASES. THIS SALES CHARGE VARIES DEPENDING ON HOW MUCH YOU INVEST. YOU MAY PAY LESS THAN THE MAXIMUM SALES CHARGE BECAUSE OF WAIVERS AND REDUCED SALES CHARGES THAT MAY BE AVAILABLE. SEE "SALES CHARGES." THIS SALES CHARGE DOES NOT APPLY TO THE U.S. GOVERNMENT MONEY MARKET FUND.

3 THE DEFERRED SALES CHARGE APPLIES FOR THE FIRST YEAR FOLLOWING PURCHASE AND WILL BE WAIVED FOR CUSTOMERS OF FINANCIAL INTERMEDIARIES THAT HAVE ENTERED INTO AN ARRANGEMENT WITH THE DISTRIBUTOR TO FOREGO
      TRANSACTION-BASED COMPENSATION IN CONNECTION WITH THE INITIAL PURCHASE.

4 FOR INVESTMENTS OF $1 MILLION OR MORE, A-CLASS SHARES ARE SOLD AT NAV, WITHOUT ANY UP-FRONT SALES CHARGE. HOWEVER, IF YOU SELL YOUR SHARES WITHIN 18 MONTHS OF PURCHASE, YOU WILL NORMALLY HAVE TO PAY A 1.00% CDSC BASED ON YOUR INITIAL PURCHASE PRICE OR CURRENT MARKET VALUE, WHICHEVER IS LOWER.

                                [GRAPHIC OMITTED]

                                                                   PROSPECTUS 27

--------------------------------------------------------------------------------

                                                          SMALL-CAP VALUE      U.S. GOVERNMENT MONEY MARKET
-----------------------------------------------------------------------------------------------------------
                                                         A-CLASS   C-CLASS          A-CLASS       C-CLASS
-----------------------------------------------------------------------------------------------------------
SHAREHOLDER FEES
(FEES PAID DIRECTLY FROM YOUR INVESTMENT) 1

Maximum Sales Charge (Load) Imposed On Purchases
(as a percentage of initial purchase price) 2             4.75%     None             None          None

Maximum Deferred Sales Charge (Load) (as a percentage
of initial purchase price or current market value,
whichever is less) 3                                      None 4    1.00%            None 4        1.00%

ANNUAL FUND OPERATING EXPENSES
(EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)

Management Fees                                           0.75%     0.75%            0.50%         0.50%

Distribution And/Or Shareholder Service (12b-1) Fees      0.25%     1.00%            0.25%         1.00%

Other Expenses                                            0.51%     0.51%            0.42%         0.42%
                                                         --------------------------------------------------

Total Annual Fund Operating Expenses                      1.51%     2.26%            1.17%         1.92%
                                                         ==================================================

                                [GRAPHIC OMITTED]

28

FUND FEES AND EXPENSES (CONTINUED)
--------------------------------------------------------------------------------

EXAMPLES

The Examples that follow are intended to help you compare the cost of investing in A-Class Shares or C-Class Shares of the Funds with the cost of investing in other mutual funds.

The Examples assume that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year and that the Funds' operating expenses remain the same. Although your actual costs may be higher or lower, the Examples reflect your costs based on these assumptions.



FUND                                              1 YEAR   3 YEARS   5 YEARS   10 YEARS
------------------------------------------------------------------------------------------
LARGE-CAP GROWTH - A-CLASS SHARES                  $ 622    $ 932    $ 1,265    $ 2,201
LARGE-CAP GROWTH - C-CLASS SHARES
   IF YOU SELL YOUR SHARES AT THE
     END OF THE PERIOD:                            $ 331    $ 712    $ 1,220    $ 2,615
   IF YOU DO NOT SELL YOUR SHARES
     AT THE END OF THE PERIOD:                     $ 231    $ 712    $ 1,220    $ 2,615
LARGE-CAP VALUE - A-CLASS SHARES                   $ 620    $ 927    $ 1,255    $ 2,180
LARGE-CAP VALUE - C-CLASS SHARES
   IF YOU SELL YOUR SHARES AT THE
     END OF THE PERIOD:                            $ 330    $ 709    $ 1,215    $ 2,605
   IF YOU DO NOT SELL YOUR SHARES
     AT THE END OF THE PERIOD:                     $ 230    $ 709    $ 1,215    $ 2,605
MID-CAP GROWTH - A-CLASS SHARES                    $ 621    $ 930    $ 1,260    $ 2,191
MID-CAP GROWTH - C-CLASS SHARES
   IF YOU SELL YOUR SHARES AT THE
     END OF THE PERIOD:                            $ 330    $ 709    $ 1,215    $ 2,605
   IF YOU DO NOT SELL YOUR SHARES
     AT THE END OF THE PERIOD:                     $ 230    $ 709    $ 1,215    $ 2,605
MID-CAP VALUE - A-CLASS SHARES                     $ 623    $ 935    $ 1,270    $ 2,212
MID-CAP VALUE - C-CLASS SHARES
   IF YOU SELL YOUR SHARES AT THE
     END OF THE PERIOD:                            $ 331    $ 712    $ 1,220    $ 2,615
   IF YOU DO NOT SELL YOUR SHARES
     AT THE END OF THE PERIOD:                     $ 231    $ 712    $ 1,220    $ 2,615
SMALL-CAP GROWTH - A-CLASS SHARES                  $ 626    $ 944    $ 1,285    $ 2,243
SMALL-CAP GROWTH - C-CLASS SHARES
   IF YOU SELL YOUR SHARES AT THE
     END OF THE PERIOD:                            $ 335    $ 724    $ 1,240    $ 2,656
   IF YOU DO NOT SELL YOUR SHARES
     AT THE END OF THE PERIOD:                     $ 235    $ 724    $ 1,240    $ 2,656
SMALL-CAP VALUE - A-CLASS SHARES                   $ 621    $ 930    $ 1,260    $ 2,191
SMALL-CAP VALUE - C-CLASS SHARES
   IF YOU SELL YOUR SHARES AT THE
     END OF THE PERIOD:                            $ 329    $ 706    $ 1,210    $ 2,595
   IF YOU DO NOT SELL YOUR SHARES
     AT THE END OF THE PERIOD:                     $ 229    $ 706    $ 1,210    $ 2,595

                                [GRAPHIC OMITTED]

                                                                   PROSPECTUS 29

U.S. GOVERNMENT MONEY MARKET - A-CLASS SHARES      $ 119         $ 372         $   644          $ 1,420
U.S. GOVERNMENT MONEY MARKET - C-CLASS SHARES
   IF YOU SELL YOUR SHARES AT THE
     END OF THE PERIOD:                            $ 295         $ 603         $ 1,037          $ 2,243
   IF YOU DO NOT SELL YOUR SHARES AT THE END
     OF THE PERIOD:                                $ 195         $ 603         $ 1,037          $ 2,243

                                [GRAPHIC OMITTED]

30

MORE INFORMATION ABOUT THE FUNDS:
--------------------------------------------------------------------------------
BENCHMARKS AND INVESTMENTS

The Domestic Equity - Style Funds seek to provide investment results that either match the performance of a specific benchmark on a daily basis or correlate to the performance of a specific benchmark over time.

The current benchmark used by each Fund is set forth below:

FUND                                       BENCHMARK
--------------------------------------------------------------------------------
LARGE-CAP GROWTH FUND                      S&P 500/CITIGROUP PURE
                                           GROWTH INDEX

LARGE-CAP VALUE FUND                       S&P 500/CITIGROUP PURE
                                           VALUE INDEX

MID-CAP GROWTH FUND                        S&P MIDCAP 400/CITIGROUP
                                           PURE GROWTH INDEX

MID-CAP VALUE FUND                         S&P MIDCAP 400/CITIGROUP
                                           PURE VALUE INDEX

SMALL-CAP GROWTH FUND                      S&P SMALLCAP 600/CITIGROUP
                                           PURE GROWTH INDEX

SMALL-CAP VALUE FUND                       S&P SMALLCAP 600/CITIGROUP
                                           PURE VALUE INDEX

A BRIEF GUIDE TO THE UNDERLYING INDICES

S&P 500/CITIGROUP PURE GROWTH INDEX. The S&P 500/Citigroup Pure Growth Index is narrow in focus, containing only those S&P 500 companies with strong growth characteristics. As of December 29, 2006, the S&P 500/Citigroup Pure Growth Index included companies with a capitalization range of $2.3 billion to $439 billion.

S&P 500/CITIGROUP PURE VALUE INDEX. The S&P 500/Citigroup Pure Value Index is narrow in focus, containing only those S&P 500 companies with strong value characteristics. As of December 29, 2006, the S&P 500/Citigroup Pure Value Index included companies with a capitalization range of $1.7 billion to $273.6 billion.

S&P MIDCAP 400/CITIGROUP PURE GROWTH INDEX. The S&P MidCap 400/Citigroup Pure Growth Index is narrow in focus, containing only those S&P MidCap 400 companies with strong growth characteristics. As of December 29, 2006, the S&P MidCap 400/Citigroup Pure Growth Index included companies with a capitalization range of $693 million to $8.6 billion.

S&P MIDCAP 400/CITIGROUP PURE VALUE INDEX. The S&P MidCap 400/Citigroup Pure Value Index is narrow in focus, containing only those S&P MidCap 400 companies with strong value characteristics. As of December 29, 2006, the S&P MidCap 400/Citigroup Pure Value Index included companies with a capitalization range of $522 million to $6.4 billion.

                                [GRAPHIC OMITTED]

                                                                   PROSPECTUS 31

S&P SMALLCAP 600/CITIGROUP PURE GROWTH INDEX. The S&P SmallCap 600/Citigroup Pure Growth Index is narrow in focus, containing only those S&P SmallCap 600 companies with strong growth characteristics. As of December 29, 2006, the S&P SmallCap 600/Citigroup Pure Growth Index included companies with a capitalization range of $185 million to $3.7 billion.

S&P SMALLCAP 600/CITIGROUP PURE VALUE INDEX. The S&P SmallCap 600/Citigroup Pure Value Index is narrow in focus, containing only those S&P SmallCap 600 companies with strong value characteristics. As of December 29, 2006, the S&P SmallCap 600/Citigroup Pure Value Index included companies with a capitalization range of $66 million to $2.9 billion.

--------------------------------------------------------------------------------
UNDERSTANDING COMPOUNDING

It is important to understand the effects of compounding when investing in any mutual fund. The following simple example provides an illustration:

Assume you invest $100 in Fund A, a typical index fund that seeks to match the performance of its underlying index. If the index increases 10% on day one, the value of your shares in Fund A would be expected to increase $10 (10% of $100) to $110. The next day, if the index decreases 10%, the value of your shares in Fund A would be expected to decrease $11 (10% of $110) to $99.

Because of the effect of compounding, the value of your investment declined even though the index went up 10% on day one and down 10% on day two.

The example demonstrates that over time, the cumulative percentage increase or decrease in the net asset value of a fund may diverge significantly from the cumulative percentage increase or decrease in the multiple of the return of the index underlying a fund's benchmark due to the compounding effect of losses and gains on the returns of the fund.
--------------------------------------------------------------------------------

ADVISOR'S INVESTMENT METHODOLOGY

The Advisor develops and implements structured investment strategies designed to achieve each Fund's objective.

The Advisor uses quantitative methods to construct portfolios that correlate highly with their respective benchmarks. Statistical techniques are then used to determine the optimal mix of assets for each Fund. The Advisor places particular emphasis on controlling risk relative to each Fund's benchmark or market sector in order to maintain consistency and predictability.

DOMESTIC EQUITY - STYLE FUNDS. The Advisor's primary objective for the Funds is to match with the performance of the index underlying each Fund's benchmark.

                                [GRAPHIC OMITTED]

32

OTHER INVESTMENT PRACTICES AND STRATEGIES

Please see the Statement of Additional Information (the "SAI") for a more complete list of portfolio investment strategies, permitted investments and related risks.

PORTFOLIO HOLDINGS

A description of the Funds' policies and procedures with respect to the disclosure of Fund portfolio securities is available in the SAI.

                                [GRAPHIC OMITTED]

                                                                   PROSPECTUS 33

INVESTING WITH RYDEX:
--------------------------------------------------------------------------------
SHAREHOLDER INFORMATION

A-Class Shares and C-Class Shares are offered primarily through authorized securities brokers and other financial intermediaries.

OPENING YOUR ACCOUNT

You will need to open a Rydex shareholder account to make share transactions - buy, sell or exchange shares of the Funds. You can request an account application by calling Rydex Client Services at 800.820.0888 or 301.296.5406 or simply download an application from the Rydex web site - www.rydexinvestments.com. For more information on opening an account, call Rydex Client Services at 800.820.0888 or 301.296.5406 or visit www.rydexinvestments.com.

The type of application you will need depends on the type of account you want to open. For example, if you are opening a retirement account, such as an IRA, you will need to complete a different application than you would if you were opening a taxable account. When you call Rydex to request an account application, be sure to let the Client Services representative know what type of account you want to open to ensure that you receive the correct application.

If you open your account through a broker or other financial intermediary, your financial intermediary will ordinarily assist you in completing the necessary application to open your account with Rydex.

--------------------------------------------------------------------------------
MINIMUM AMOUNTS FOR ESTABLISHING ACCOUNTS

The minimum initial investment amount and minimum account balance requirements for A-Class Shares or C-Class Shares are:

o     $1,000 for retirement accounts

o     $2,500 for all other accounts

Accounts opened through a financial intermediary will be subject to your financial intermediary's minimum initial investment amount and minimum account balance requirements, which may be different than the amounts above.

There are no minimum amounts for subsequent investments in the Funds except for subsequent investments made via Automated Clearing House ("ACH"). For more information about subsequent investments via ACH please see "Purchase Procedures" below.

Rydex reserves the right to modify its minimum account balance requirements at any time, with or without prior notice to you.

Purchases of C-Class Shares of a Fund requested in an amount of $1,000,000 or more will be automatically made in A-Class Shares of that Fund.
--------------------------------------------------------------------------------

                                [GRAPHIC OMITTED]

34

TIPS TO SUCCESSFULLY COMPLETE YOUR ACCOUNT APPLICATION

o You must provide each account holder's social security number or tax ID number and date of birth on the application to avoid a delay in processing.

o Attach a copy of the trust document when establishing a trust account.

o When establishing an account for your corporation, partnership or self directed retirement plan, please indicate the correct account type to ensure proper tax reporting, and provide a copy of one of the following documents: registered articles of incorporation, government-issued business license, partnership papers, plan documents or other official documentation that verifies the entity and lists the authorized individuals. Failure to provide this documentation may result in a delay in processing your application.

o You must provide a street address (Rydex does not accept P.O. Box only addresses). If any joint owner has a different address than the account registration, please indicate what it is on the application.

o BE SURE TO SIGN THE APPLICATION.

o If you open an account directly with Rydex you will receive a confirmation statement by mail confirming your initial purchase. Review this confirmation carefully to ensure that all of the information is correct. Notify us promptly of any errors.

TRANSACTION INFORMATION
--------------------------------------------------------------------------------

This section provides important information about the procedures that you must follow when you buy, sell or exchange shares of the Funds. You may submit transaction orders to buy, sell or exchange Fund shares on any day that the NYSE is open for business (a "Business Day"). On any day that the Federal Reserve Bank of New York or the NYSE closes early, the principal government securities and corporate bond markets close early (such as on days in advance of holidays generally observed by participants in these markets), or as permitted by the U.S. Securities and Exchange Commission (the "SEC"), the Funds reserve the right to advance the time that NAV is calculated and, correspondingly, the time by which purchase and redemption orders must be received. Notwithstanding the foregoing, the U.S. Government Money Market Fund reserves the right to accept orders to purchase or redeem shares on any day that is not a Business Day and the Federal Reserve Bank of New York or National Securities Clearing Corporation remains open. In addition, the U.S. Government Money Market Fund may designate special hours of operation on any such day. In the event that the U.S. Government Money Market Fund invokes the right to accept orders to purchase or redeem shares on any day that

                                [GRAPHIC OMITTED]

                                                                   PROSPECTUS 35

is not a Business Day and/or adopt special hours of operation, the U.S. Government Money Market Fund will post advance notice of these events at www.rydexinvestments.com.

TRANSACTION CUT-OFF TIMES

All shareholder transaction orders are processed at the NAV next determined after your transaction order is received with all of the necessary information, sometimes referred to as "good order," by the Funds' transfer agent, distributor, or authorized dealer, subject to any applicable front end sales charge. The following transaction cut-off times have been established in order to allow the transfer agent appropriate time to report the current day's trading activity to the Funds' Advisor. Any application that is sent to the transfer agent does not constitute a purchase order until the transfer agent processes the application and receives correct payment by check, wire transfer or ACH.

--------------------------------------------------------------------------------
                                                         AFTERNOON
METHOD                 FUND                              CUT-OFF TIME
--------------------------------------------------------------------------------
By Mail                All Funds                              Market Close
--------------------------------------------------------------------------------
                       Domestic Equity - Style Funds     3:45 P.M., Eastern Time
By Phone               ---------------------------------------------------------
                       U.S. Government Money
                       Market Fund*                      1:00 P.M., Eastern Time
--------------------------------------------------------------------------------
                       Domestic Equity - Style Funds     3:50 P.M., Eastern Time
By Internet            ---------------------------------------------------------
                       U.S. Government Money
                       Market Fund*                      1:00 P.M., Eastern Time
--------------------------------------------------------------------------------
By Financial
Intermediary           All Funds                              Market Close**
--------------------------------------------------------------------------------

 * TO RECEIVE THE CURRENT BUSINESS DAY'S DIVIDEND FOR THE U.S. GOVERNMENT MONEY MARKET FUND, THE FUND MUST RECEIVE YOUR WIRE PURCHASE ORDER BY 1:00 P.M., EASTERN TIME. ALL REDEMPTION ORDERS RECEIVED PRIOR TO 1:00 P.M., EASTERN TIME WILL NOT RECEIVE THE CURRENT BUSINESS DAY'S DIVIDEND. ALL REDEMPTION ORDERS RECEIVED AFTER 1:00 P.M., EASTERN TIME ARE ENTITLED TO RECEIVE THE CURRENT BUSINESS DAY'S DIVIDEND.

** EACH FINANCIAL INTERMEDIARY MAY HAVE ITS OWN RULES ABOUT SHARE TRANSACTIONS, AND MAY HAVE DIFFERENT CUT-OFF TIMES FOR PROCESSING YOUR TRANSACTION ORDER.

EARLY TRANSACTION CUT-OFF TIMES

On any day that a Fund calculates NAV earlier than normal, as described below, Rydex reserves the right to advance the time on that day by which shareholder transaction orders must be received by the transfer agent.

                                [GRAPHIC OMITTED]

36

--------------------------------------------------------------------------------
CALCULATING NAV

The price at which you buy, sell and exchange shares is the net asset value per share, which is also known as NAV, plus any applicable sales charges.

Each Fund calculates its NAV by:

o     Taking the current market value of its total assets

o     Subtracting any liabilities

o     Dividing that amount by the total number of shares owned by shareholders

The Funds calculate NAV once each Business Day as of the regularly scheduled close of normal trading on the NYSE (normally, 4:00 p.m., Eastern Time). If the primary exchange or market where the Funds' securities or other investments trade closes early - such as on days in advance of holidays generally observed by participants in these markets - the Funds may calculate NAV as of the earlier closing time in accordance with the policies set forth in the Funds' SAI. For more information on these early closings, please call 800.820.0888 or visit the Rydex web site - www.rydexinvestments.com.

In calculating NAV, the Funds generally value their investment portfolios based on the market price of the securities as of the time the Funds determine NAV. If market prices are unavailable or the Funds think that they are unreliable, the Funds price those securities at fair value as determined in good faith using methods approved by the Board of Trustees. For example, market prices may be unavailable if trading in a particular portfolio security was halted during the day and did not resume prior to the Funds' NAV calculation. The Funds may view market prices as unreliable when the value of a security has been materially affected by events occurring after the market closes, but prior to the time as of which the Funds calculate NAV.

The use of fair valuation in pricing a security involves the consideration of a number of subjective factors and therefore, is susceptible to the unavoidable risk that the valuation may be higher or lower than the price at which the security might actually trade if a reliable market price were readily available.

The U.S. Government Money Market Fund values its assets using the amortized cost method of valuation pursuant to procedures approved by the Funds' Board of Trustees.

More information about the valuation of the Funds' holdings and the amortized cost method can be found in the SAI.
--------------------------------------------------------------------------------

                                [GRAPHIC OMITTED]

                                                                   PROSPECTUS 37

TRANSACTIONS THROUGH YOUR FINANCIAL INTERMEDIARY

If you opened your account through a financial intermediary, you will ordinarily submit your transaction orders through that financial intermediary. Your financial intermediary is responsible for ensuring that your transaction order is in good order, and promptly transmitting your order to the Funds. Transaction orders received in good order by your financial intermediary will be processed at the Funds' next determined NAV. Financial intermediaries may charge fees for the services they provide to you in connection with processing your transaction order or maintaining your account with them. Each financial intermediary may also have its own rules about minimum initial investment amounts, minimum account balances, share transactions, limits on the number of share transactions you are permitted to make in a given time period, and may have different cut-off times for processing your transaction order. For more information about your financial intermediary's rules and procedures, you should contact your financial intermediary directly.

SALES CHARGES
--------------------------------------------------------------------------------

A-CLASS SHARES

A-Class Shares are sold at NAV, plus the applicable front-end sales charge. The sales charge is used to pay your financial intermediary a sales commission up to a total of 4.75% of the purchase price of your investment in connection with your initial purchase. However, in some cases, described below, your purchase may not be subject to an initial sales charge, and the offering price will be the NAV. In other cases, you may be eligible for a reduced sales charge. The sales charge varies depending on the amount of your purchase. The current sales charge rates are as follows:

--------------------------------------------------------------------------------
                                    SALES CHARGE AS % OF    SALES CHARGE AS % OF
AMOUNT OF INVESTMENT                   OFFERING PRICE       NET AMOUNT INVESTED
--------------------------------------------------------------------------------
Less than $100,000                          4.75%                 4.99%
--------------------------------------------------------------------------------
$100,000 but less than $250,000             3.75%                 3.90%
--------------------------------------------------------------------------------
$250,000 but less than $500,000             2.75%                 2.83%
--------------------------------------------------------------------------------
$500,000 but less than $1,000,000           1.60%                 1.63%
--------------------------------------------------------------------------------
$1,000,000 or greater                         *                     *
--------------------------------------------------------------------------------

* FOR INVESTMENTS OF $1 MILLION OR MORE, A-CLASS SHARES ARE SOLD AT NAV, WITHOUT ANY UP-FRONT SALES CHARGE. HOWEVER, IF YOU SELL YOUR SHARES WITHIN 18 MONTHS OF PURCHASE, YOU WILL NORMALLY HAVE TO PAY A 1% CDSC BASED ON YOUR INITIAL PURCHASE PRICE OR CURRENT MARKET VALUE, WHICHEVER IS LOWER. THE CDSC IS USED TO REIMBURSE THE DISTRIBUTOR FOR PAYING YOUR FINANCIAL INTERMEDIARY A SALES COMMISSION UP TO A TOTAL OF 1.00% OF THE PURCHASE PRICE OF YOUR INVESTMENT IN CONNECTION WITH YOUR INITIAL PURCHASE. FOR MORE INFORMATION ABOUT WHETHER YOUR FINANCIAL INTERMEDIARY HAS ENTERED INTO SUCH AN ARRANGEMENT, CONTACT YOUR INTERMEDIARY DIRECTLY.

                                [GRAPHIC OMITTED]

38

SALES CHARGE FOR THE U.S. GOVERNMENT MONEY MARKET FUND

You will not be charged a sales charge for purchases of A-Class Shares of the U.S. Government Money Market Fund. If you exchange your A-Class Shares of the U.S. Government Money Market Fund for A-Class Shares of another Fund, the exchange will be treated as an initial purchase of the other Fund, and applicable sales charges will apply. In addition, purchases of A-Class Shares of the U.S. Government Money Market Fund and existing holdings of A-Class Shares of the U.S. Government Money Market Fund that have not previously been subject to a sales charge will not be counted for purposes of reducing your sales charge on purchases of A-Class Shares of other Rydex Funds, as discussed below.

HOW TO REDUCE YOUR SALES CHARGE

You may be eligible to purchase A-Class Shares for reduced sales charges. To qualify for these reductions, you or your financial intermediary must provide sufficient information, IN WRITING AND AT THE TIME OF PURCHASE, to verify that your purchase qualifies for such treatment. For additional information, including information on aggregating purchases among related accounts to receive reduced sales charges, see the SAI. Consistent with the policies described in this Prospectus, you and your "immediate family" (your spouse and your children under the age of 21) may combine your Fund holdings to reduce your sales charge. New purchases of A-Class Shares of the U.S. Government Money Market Fund and existing holdings of A-Class Shares of the U.S. Government Money Market Fund that have not previously been subject to a sales charge will not be counted for purposes of reducing your sales charge on purchases of A-Class Shares of the Funds, as discussed below.

      o RIGHTS OF ACCUMULATION. To qualify for the lower sales charge rates that apply to larger purchases of A-Class Shares, you may combine your new purchases of A-Class Shares with the shares of any other A-Class Shares or C-Class Shares of Rydex Funds that you already own. The applicable initial sales charge for the new purchase is based on the total of your current purchase and the current value of all other A-Class and C-Class Shares that you own. Additionally, you may combine simultaneous purchases of A-Class Shares of one Rydex Fund with A-Class Shares of any other Rydex Fund to reduce the sales charge rate that applies to the purchase of A-Class Shares of any Rydex Fund. The reduced sales charge will apply only to current purchases and must be requested in writing when you buy your shares. As discussed above, A-Class Shares of the U.S. Government Money Market Fund that have not been subject to a sales charge will not be counted for purposes of reducing your sales charge.

                                [GRAPHIC OMITTED]

                                                                   PROSPECTUS 39

      o LETTERS OF INTENT. Under a Letter of Intent ("LOI"), you commit to purchase a specified dollar amount of A-Class Shares of Rydex Funds during a 13-month period. At your written request, A-Class Share purchases made during the previous 90 days may be included. The amount you agree to purchase determines the initial sales charge you pay. If the full-face amount of the LOI is not invested by the end of the 13-month period, your account will be adjusted to the higher initial sales charge level for the amount actually invested. You are not legally bound by the terms of your LOI to purchase the amount of your shares stated in the LOI. The LOI does, however, authorize the Funds to hold in escrow 4% of the total amount you intend to purchase. If you do not complete the total intended purchase at the end of the 13-month period, the Funds' transfer agent will redeem the necessary portion of the escrowed shares to make up the difference between the reduced rate sales charge (based on the amount you intended to purchase) and the sales charge that would normally apply (based on the actual amount you purchased). As discussed above, A-Class Shares of the U.S. Government Money Market Fund that have not been subject to a sales charge will not be counted for purposes of reducing your sales charge.

SALES CHARGE WAIVERS

The sales charge on purchases of A-Class Shares is waived for certain types of investors, including:

      o REPURCHASE OF A-CLASS SHARES. If you have redeemed A-Class Shares of any Rydex Fund within the past 365 days, you may repurchase an equivalent amount of A-Class Shares of any Rydex Fund at NAV, without the normal front-end sales charge. In effect, this allows you to reacquire shares that you may have had to redeem, without re-paying the front-end sales charge. You may exercise this privilege only once and must notify the Fund that you intend to do so in writing. The Fund must receive your purchase order within 365 days of your redemption. Note that if you reacquire shares through separate installments (E.G., through monthly or quarterly repurchases), the sales charge waiver will only apply to those portions of your repurchase order received within 365 days of your redemption.

      o Directors and officers of any fund sponsored by the Advisor or any of its subsidiaries and their immediate families (E.G., spouse, children, mother or father).

      o Employees of the Advisor and their immediate families, or any full-time employee or registered representative of the Distributor or of broker-

                                [GRAPHIC OMITTED]

40

            dealers having dealer agreements with the Distributor (a "Selling Broker") and their immediate families (or any trust, pension, profit sharing or other benefit plan for the benefit of such persons).

      o Any full-time employee of a bank, savings and loan, credit union or other financial institution that utilizes a Selling Broker to clear purchases of the Funds' shares and their immediate families.

      o Participants in certain "wrap-fee" or asset allocation programs or other fee based arrangements sponsored by broker-dealers and other financial institutions that have entered into agreements with the Distributor.

      o Any accounts established on behalf of registered investment advisers or their clients by broker-dealers that charge a transaction fee and that have entered into agreements with the Distributor.

      o Employer-sponsored retirement plans including, but not limited to, those that qualify under Sections 403(b), 401(a), 401(k) or 457 of the Internal Revenue Code of 1986, as amended, where at the time of purchase the Distributor has been notified in writing that such plan has at least $100 million in assets or 100 participating employees. Employer-sponsored retirement plans do not include IRAs, Roth IRAs, SEP or SARSEP plans, profit-sharing plans, single participant plans or plans covering self-employed individuals and their employees; such account types, however, may apply for sales charge reductions. Please see the SAI for more information.

The Funds do not waive sales charges for the reinvestment of proceeds from the sale of shares of a non-Rydex Fund where those shares were subject to a front-end sales charge (sometimes called an NAV Transfer).

SALES CHARGE EXCEPTIONS

You will not pay initial sales charges on the following:

      o     Purchases of A-Class Shares of the U.S. Government Money Market
            Fund.

      o     A-Class Shares purchased by reinvesting dividends and distributions.

      o When exchanging A-Class Shares of one Fund for A-Class Shares of another Fund, unless you are exchanging A-Class Shares of the U.S. Government Money Market Fund that have not previously been subject to a sales charge.

C-CLASS SHARES

C-Class Shares are sold at NAV, without any up-front sales charge, so that the full amount of your purchase is invested in the Funds. However, if you sell your

                                [GRAPHIC OMITTED]

                                                                   PROSPECTUS 41

shares within 12 months of purchase, you will normally have to pay a 1% CDSC based on your initial purchase price or current market value, whichever is lower. The CDSC is used to reimburse the Distributor for paying your financial intermediary a sales commission up to a total of 1.00% of the purchase price of your investment in connection with your initial purchase. If your intermediary has entered into arrangements with the Distributor to forego receipt of that initial 1.00% sales commission, the Funds will waive any otherwise applicable CDSC when you redeem your C-Class Shares. For more information about whether your broker-dealer has entered into such an arrangement, contact your intermediary directly.

WAIVER OF CDSC

The CDSC will be waived for the redemption of C-Class Shares:

      o purchased through a financial intermediary that has entered into arrangements with the Distributor to forego receipt of an initial sales commission;

      o     purchased by reinvesting dividends;

      o     following the death or disability of a shareholder;

      o on the first 10% of shares that are sold within 12 months of purchase; or

      o resulting from a Fund exercising its right to redeem accounts that maintain a balance below the current applicable minimum investment.

The policy of waiving the CDSC for certain redemptions may be modified or discontinued, with respect to new shareholders, at any time.

BUYING FUND SHARES
--------------------------------------------------------------------------------

The Funds offer their shares continuously and investors may submit purchase orders to buy shares on any Business Day. However, Rydex reserves the right to reject or refuse, in whole or in part, any purchase order for Fund shares. Purchase orders, like any other share transaction, are subject to the Funds' transaction cut-off times and will be processed at the NAV next determined after your purchase order is received in good order.

PURCHASE PROCEDURES

The Funds offer you the option to submit purchase orders through your financial intermediary or send purchase orders by mail, fax or internet and send purchase proceeds by check, wire transfer or ACH. The Funds do not accept cash or cash equivalents (such as travelers' checks, money orders or bearer bonds), government checks, third-party checks, starter checks or checks drawn on a line of credit (including credit card convenience checks). Cashiers checks,

                                [GRAPHIC OMITTED]

42

bank checks, official checks and treasurers' checks less than or equal to $10,000 are also not accepted. Rydex reserves the right to refuse other payment instruments if, in the sole discretion of Fund management, it is deemed to be in the best interests of the Funds. You may buy shares and send your purchase proceeds by any of the following methods:

--------------------------------------------------------------------------------
                         INITIAL PURCHASE               SUBSEQUENT PURCHASES
                   -------------------------------------------------------------
                   Complete the account            Complete the Rydex investment
                   application that corresponds    slip included with your
                   to the type of account you      quarterly statement or send
                   are opening.                    written purchase instructions
                                                   that include:
                   o  MAKE SURE TO DESIGNATE THE
                      RYDEX FUND(S) YOU WANT TO    o  YOUR NAME
                      PURCHASE.
                                                   o  YOUR SHAREHOLDER ACCOUNT
BY MAIL            o  MAKE SURE YOUR INVESTMENT       NUMBER
                      MEETS THE ACCOUNT MINIMUM.
IRA AND OTHER                                      o  THE RYDEX FUND(S) YOU WANT
RETIREMENT                                            TO PURCHASE.
ACCOUNTS REQUIRE   -------------------------------------------------------------
ADDITIONAL                 Make your check payable to RYDEX INVESTMENTS.
PAPERWORK.         -------------------------------------------------------------
                        Your check must be drawn on a U.S. bank and payable
                                          in U.S. Dollars.
                   -------------------------------------------------------------
CALL RYDEX         Include the name of the Rydex Fund(s) you want to purchase on
CLIENT SERVICES                             your check.
TO REQUEST A
RETIREMENT             IF YOU DO NOT SPECIFY WHICH RYDEX FUND(S) YOU WANT TO
ACCOUNT INVESTOR      PURCHASE, YOUR INVESTMENT WILL BE CREDITED TO THE U.S.
APPLICATION KIT.                   GOVERNMENT MONEY MARKET FUND.
                   -------------------------------------------------------------
                     Mail your application and      Mail your written purchase
                              check to:             instructions and check to:
                   -------------------------------------------------------------
                   MAILING ADDRESS:
                   Rydex Investments
                   Attn: Ops. Dept.
                   9601 Blackwell Road, Suite 500
                   Rockville, MD 20850
--------------------------------------------------------------------------------

                                [GRAPHIC OMITTED]

                                                                   PROSPECTUS 43

--------------------------------------------------------------------------------
                        INITIAL PURCHASE               SUBSEQUENT PURCHASES
                   -------------------------------------------------------------
                   Submit new account paperwork,   Be sure to designate in your
                   and then call Rydex to obtain   wire instructions the Rydex
                   your account number.            Fund(s) you want to purchase.

                   o  MAKE SURE TO DESIGNATE THE
                      RYDEX FUND(S) YOU WANT TO
                      PURCHASE.

                   o  MAKE SURE YOUR INVESTMENT
BY WIRE               MEETS THE ACCOUNT MINIMUM.

RYDEX CLIENT       -------------------------------------------------------------
SERVICES PHONE     To obtain "same-day credit" (to get that Business Day's NAV)
NUMBER:            for your purchase order, YOU MUST CALL RYDEX CLIENT SERVICES
800.820.0888       AND PROVIDE THE FOLLOWING INFORMATION PRIOR TO THE
OR                 TRANSACTION CUT-OFF TIME FOR THE RYDEX FUND(S) YOU ARE
301.296.5406       PURCHASING:

                   o  Account Number

                   o  Fund Name

                   o  Amount of Wire

                   o  Fed Wire Reference Number (upon request)

                   You will receive a confirmation number to verify that your purchase order has been accepted.

                    IF YOU DO NOT NOTIFY RYDEX CLIENT SERVICES OF THE INCOMING
                     WIRE, YOUR PURCHASE ORDER WILL NOT BE PROCESSED UNTIL THE
                         BUSINESS DAY FOLLOWING THE RECEIPT OF THE WIRE.
                   -------------------------------------------------------------
                   WIRE INSTRUCTIONS:

                   U.S. Bank
                   Cincinnati, OH
                   Routing Number: 0420-00013
                   For Account of: Rydex Investments
                   Account Number: 48038-9030
                   [Your Name]
                   [Your shareholder account number]

                      IF YOU DO NOT SPECIFY WHICH RYDEX FUND(S) YOU WANT TO PURCHASE, YOUR INVESTMENT WILL BE CREDITED TO THE U.S.
                                  GOVERNMENT MONEY MARKET FUND.
--------------------------------------------------------------------------------

                                [GRAPHIC OMITTED]

44

--------------------------------------------------------------------------------
                         INITIAL PURCHASE              SUBSEQUENT PURCHASES
                   -------------------------------------------------------------
                   Submit new account              SUBSEQUENT PURCHASES MADE
                   paperwork, and then call        VIA ACH MUST BE A MINIMUM
                   Rydex to obtain your account    OF $50. To make a subsequent
                   number. Be sure to complete     purchase, send written
                   the "Electronic Investing       purchase instructions that
BY ACH             (via ACH)" section. Then,       include:
(FAX)              fax it to Rydex. (ONLY
                   Individual, Joint and           o  YOUR NAME
                   UGMA/UTMA accounts may be
                   opened by fax).                 o  YOUR SHAREHOLDER ACCOUNT
                                                      NUMBER
RYDEX FAX          o  MAKE SURE TO INCLUDE A
NUMBER:               LETTER OF INSTRUCTION        o  THE RYDEX FUND(S) YOU WANT
301.296.5103          REQUESTING THAT WE PROCESS      TO PURCHASE
                      YOUR PURCHASE BY ACH.
                                                   o  ACH BANK INFORMATION (IF
                   o  MAKE SURE TO DESIGNATE THE      NOT ON RECORD)
                      RYDEX FUND(S) YOU WANT TO
                      PURCHASE.

                   o  MAKE SURE YOUR INVESTMENT
                      MEETS THE ACCOUNT MINIMUM.

--------------------------------------------------------------------------------

BY ACH                     Follow the directions on the Rydex web site -
(INTERNET)                            www.rydexinvestments.com

--------------------------------------------------------------------------------

CANCELLED PURCHASE ORDERS

Rydex will ordinarily cancel your purchase order under the following circumstances:

o     if your bank does not honor your check for any reason

o     if the transfer agent (Rydex) does not receive your wire transfer

o     if the transfer agent (Rydex) does not receive your ACH transfer

o     if your bank does not honor your ACH transfer

IF YOUR PURCHASE ORDER IS CANCELLED FOR ANY OF THESE REASONS, YOU WILL NOT BE ENTITLED TO BENEFIT FROM ANY INCREASE IN NAV THAT THE FUND(S) MAY HAVE EXPERIENCED FROM THE TIME OF YOUR ORDER TO THE TIME OF ITS CANCELLATION. IN ADDITION, IF THE FUND(S) NAV DECREASES IN VALUE FROM THE TIME OF YOUR ORDER TO THE TIME OF ITS CANCELLATION, THE FUND(S) WILL HOLD YOU LIABLE FOR ANY LOSSES THAT IT INCURS AS A RESULT OF YOUR CANCELLED ORDER.

                                [GRAPHIC OMITTED]

                                                                   PROSPECTUS 45

SELLING FUND SHARES
--------------------------------------------------------------------------------

The Funds redeem their shares continuously and investors may sell their shares back to the Funds on any Business Day. You may redeem all or any portion of your Fund shares at the Funds' next determined NAV calculated after your redemption order is received in good order by the transfer agent. Redemption orders, like any other share transaction, are subject to the Funds' transaction cut-off times, and will be processed at the NAV next determined after your redemption order is received in good order by the transfer agent.

The Funds may suspend your right to redeem your shares during times when trading on the NYSE is suspended or restricted, or otherwise as permitted by the SEC. The Funds reserve the right to pay part of your redemption proceeds in liquid securities with a market value equal to the redemption price.

REDEMPTION PROCEDURES

You will ordinarily submit your transaction order through your financial intermediary or other securities dealers through which you opened your shareholder account or through Rydex directly. The Funds also offer you the option to send redemption orders to Rydex by:

--------------------------------------------------------------------------------
                 Rydex Investments
  MAIL           Attn: Ops. Dept.
                 9601 Blackwell Road, Suite 500
                 Rockville, MD 20850
--------------------------------------------------------------------------------
                 301.296.5103

  FAX            If you send your redemption order by fax, you must call Rydex
                 Client Services at 800.820.0888 or 301.296.5406 to verify that your fax was received and when it will be processed.
--------------------------------------------------------------------------------
TELEPHONE        800.820.0888 or 301.296.5406 (not available for retirement accounts)
--------------------------------------------------------------------------------

Whether you transmit your redemption order by mail, fax or telephone, you must include the following information in your redemption order:

      o     your name

      o     your shareholder account number

      o     Fund name(s)

      o     dollar amount or number of shares you would like to sell

      o whether you want your sale proceeds sent to you by check, wire or ACH (a new alternate payee or new wire instructions may require a signature guarantee)

      o signature of account owner(s) (not required for telephone redemptions)

                                [GRAPHIC OMITTED]

46

You may only place a redemption order if you are the registered owner of the account or the registered owner has given Rydex written authorization to allow you to make redemptions from the account. You will receive a confirmation number for your redemption. Please retain it for your records.

DISTRIBUTIONS FROM QUALIFIED RETIREMENT ACCOUNTS

Distributions from your tax-qualified plan or individual retirement account
(IRA) may have adverse tax consequences to you. You should consult your tax adviser before redeeming shares and making distributions from your tax-qualified plan or IRA account. All requests for distributions of redemption proceeds from tax-qualified plan and IRA accounts must be in writing. All distributions from tax-qualified plans and IRAs are subject to tax withholding rules.

RECEIVING YOUR REDEMPTION PROCEEDS

Your redemption proceeds normally will be sent within seven days of the transfer agent receiving your request. For redemption orders that settle on federal bank holidays, your redemption proceeds will be sent on the next Business Day following the holiday. FOR INVESTMENTS MADE BY CHECK OR ACH (NOT WIRE PURCHASES), PAYMENT OF REDEMPTION PROCEEDS MAY BE DELAYED UNTIL THE TRANSFER AGENT IS REASONABLY SATISFIED THAT YOUR PURCHASE HAS CLEARED. IT MAY TAKE UP TO 15 DAYS FOR YOUR PURCHASE TO CLEAR.

All redemptions will be mailed to your address of record, sent electronically, via ACH, or wired to your bank account of record. You may request overnight mail service for an additional fee. If you request payment of redemption proceeds to a third party or to a location other than your address of record or bank account of record, your redemption request must be IN WRITING AND MUST INCLUDE A SIGNATURE GUARANTEE AND MAY NOT BE FAXED.

--------------------------------------------------------------------------------
SIGNATURE GUARANTEES

Signature guarantees help protect you and your account against fraud. You can obtain a signature guarantee at most banks and financial intermediaries. A notary public cannot provide a signature guarantee. You may not use fax to transmit a signature guarantee to the Funds.
--------------------------------------------------------------------------------

LOW BALANCE ACCOUNTS

To offset the administrative expense of servicing small accounts, the Funds may impose, without additional notice, an administrative fee of $15 per year during periods where your account balance falls below the account minimum requirements for any reason. The Funds may redeem your shares if the value of your account falls below the required minimum investment amount. However, the

                                [GRAPHIC OMITTED]

                                                                   PROSPECTUS 47

Funds will provide you with at least 30 days' written notice to allow you sufficient time to add to your account and avoid the redemption of your shares.

EXCHANGING FUND SHARES
--------------------------------------------------------------------------------

Unlike most mutual funds, the Funds offer unlimited exchange privileges with no minimum holding periods or transaction fees. An exchange is when you sell shares of one Rydex Fund and use the proceeds from that sale to purchase shares of another Rydex Fund. Investors may make exchanges on any Business Day of A-Class Shares or C-Class Shares of any Rydex Fund for A-Class Shares or C-Class Shares of any other Rydex Fund on the basis of the respective NAVs of the shares involved. An exchange of A-Class Shares of the U.S. Government Money Market Fund that have not previously been subject to a sales charge will be treated as an initial purchase of the other Rydex Fund, and applicable sales charges will apply. Exchange requests, like any other share transaction, will be processed at the NAV next determined after your exchange order is received in good order. Exchanges involving other Rydex Funds not included in this Prospectus may be subject to different transaction cut-off times. All exchange requests must be received by the Rydex Funds' transfer agent prior to the cutoff time of the Rydex Fund you are exchanging out of or the Rydex Fund you are exchanging into, whichever is earlier, to be processed at that Business Day's NAV. See "Exchanges with Other Rydex Funds" below for additional information. The exchange privilege may be modified or discontinued at any time.

EXCHANGE PROCEDURES

You will ordinarily submit your transaction order through your financial intermediary or other securities dealers through which you opened your shareholder account or through Rydex directly. The Funds also offer you the option to send exchange requests to Rydex by:

--------------------------------------------------------------------------------
                 Rydex Investments
  MAIL           Attn: Ops. Dept.
                 9601 Blackwell Road, Suite 500
                 Rockville, MD 20850
--------------------------------------------------------------------------------
                 301.296.5101

   FAX           If you send your exchange request by fax, you must call Rydex
                 Client Services at 800.820.0888 to verify that your fax was received and when it will be processed.
--------------------------------------------------------------------------------
TELEPHONE        800.820.0888 OR 301.296.5406
--------------------------------------------------------------------------------
INTERNET         Follow the directions on the Rydex web site -
                 www.rydexinvestments.com
--------------------------------------------------------------------------------

                                [GRAPHIC OMITTED]

48

Whether you transmit your exchange request by mail, fax, telephone or internet, you must include the following information in your exchange request:

      o     your name

      o     your shareholder account number

      o Fund name(s) you are exchanging out of (selling) and Fund name(s) you are exchanging into (buying)

      o dollar amount, number of shares or percentage of Fund position involved in the exchange

      o signature of account owner(s) (not required for telephone or internet exchanges)

You may only place exchange orders if you are the registered owner of the account or the registered owner has given Rydex written authorization to allow you to trade the account. You will receive a confirmation number for your exchange. Please retain it for your records.

MINIMUM EXCHANGE AMOUNTS

The minimum amount for an exchange is either $1,000 or 100% of the Fund position from which the exchange is coming, whichever is less. If you are exchanging the minimum amount, you may not split the proceeds between multiple Rydex Funds. If you place exchange transactions in shares or in percentages, the minimum exchange amount still applies. This minimum may be waived for accounts that are part of an asset allocation strategy.

EXCHANGES WITH OTHER RYDEX FUNDS

On any Business Day, investors may make exchanges of A-Class Shares or C-Class Shares of the Funds for A-Class Shares or C-Class Shares of any Rydex Fund not offered in this Prospectus. WHILE MOST RYDEX FUNDS OFFER UNLIMITED EXCHANGE PRIVILEGES WITH NO MINIMUM HOLDING PERIODS OR TRANSACTION FEES, CERTAIN RYDEX FUNDS DO NOT ALLOW UNLIMITED TRADING. IF YOU ARE CONTEMPLATING AN EXCHANGE FOR SHARES OF ANY RYDEX FUND NOT OFFERED IN THIS PROSPECTUS, YOU SHOULD OBTAIN AND REVIEW THAT RYDEX FUND'S CURRENT PROSPECTUS BEFORE MAKING THE EXCHANGE. You can obtain a prospectus for any Rydex Fund not offered in this Prospectus by calling
800.820.0888 or 301.296.5406 or visiting the Rydex web site at www.rydexinvestments.com.

                                [GRAPHIC OMITTED]

                                                                   PROSPECTUS 49

RYDEX ACCOUNT POLICIES
--------------------------------------------------------------------------------

SHAREHOLDER IDENTIFICATION AND VERIFICATION

Federal regulations may require the Funds to obtain your name, your date of birth (for a natural person), your residential street address or principal place of business and your Social Security Number, Employer Identification Number or other government issued identification when you open an account. Additional information may be required in certain circumstances or to open accounts for corporations or other entities. The Funds may use this information to attempt to verify your identity. The Funds may not be able to establish an account if the necessary information is not received. The Funds may also place limits on account transactions while it is in the process of attempting to verify your identity. Additionally, if the Funds are unable to verify your identity after your account is established, the Funds may be required to redeem your shares and close your account.

Rydex provides accounts for U.S. citizens and resident aliens. We will not open a new account for any non-resident aliens (natural person or entity). If you are unsure of your status please consult your tax adviser. Non-resident aliens may hold Rydex Funds through a financial intermediary, subject to that financial intermediary's requirements.

Customer identification and verification is part of the Funds' overall obligation to deter money laundering under applicable law. The Funds have adopted an anti-money laundering compliance program designed to prevent the Funds from being used for money laundering or the financing of terrorist activities. In this regard, the Funds reserve the right to (i) refuse, cancel or rescind any purchase or exchange order, (ii) freeze any account and/or suspend account services or (iii) involuntarily close your account in cases of threatening conduct or suspected fraudulent or illegal activity. These actions will be taken when, in the sole discretion of Fund management, they are deemed to be in the best interests of the Funds or in cases when the Funds are requested or compelled to do so by governmental or law enforcement authority. If your account is closed at the request of governmental or law enforcement authority, you may not receive proceeds of the redemption if the Funds are required to withhold such proceeds.

CHANGES TO YOUR ACCOUNT

For information on what is required to make changes and/or additions to your account and to obtain the appropriate forms, please visit the Rydex web site at www.rydexinvestments.com or call 800.820.0888 or 301.296.5406. If you own shares that are registered in your intermediary's name, and you want to transfer the registration to another intermediary or want the shares registered in your

                                [GRAPHIC OMITTED]

50

name, then you should contact your intermediary for instructions on how to make this change.

TRANSACTIONS OVER TELEPHONE OR INTERNET

Internet and telephone transactions are extremely convenient, but are not risk free. To ensure that your internet and telephone transactions are safe, secure, and as risk-free as possible, the Rydex Funds have instituted certain safeguards and procedures for determining the identity of web site users (including the use of secure passwords and 128-bit encryption technology) and telephone callers and authenticity of instructions. As a result, neither the Funds nor their transfer agent will be responsible for any loss, liability, cost, or expense for following internet, telephone or wire instructions they reasonably believe to be genuine. If you or your intermediaries make exchange requests by telephone or internet, you will generally bear the risk of any loss. Neither the Funds, nor their transfer agent, are responsible for internet transactions that are not received.

During periods of unusually high market activity or other times, it may be difficult to reach Rydex by telephone or access our internet site. Rydex and its affiliates will not be liable for any losses resulting from a cause over which Rydex or its affiliates do not have direct control, including but not limited to the failure of electronic or mechanical equipment or communication lines, telephone or other interconnect problems (E.G., if you are unable to access your online service provider), input errors on the internet, severe weather, facilities emergencies, earthquakes, floods and strikes or other labor problems. If you are not able to reach Rydex by your regular medium, consider sending written instructions.

STATEMENTS & CONFIRMATIONS

You will receive statements and trade confirmations of your investment transactions. You may elect to suppress trade confirmations by requesting this option in writing or via the internet. You may choose to receive your confirmations and/or statements either by mail or electronically.

eDELIVERY SERVICES

eDelivery offers shareholders the convenience of receiving most communications (such as trade confirmations, statements, prospectuses and shareholder reports, etc.) from the Funds through the web via email notification. For more information on eDelivery, please visit the Rydex web site at www.rydexinvestments.com. The Funds reserve the right to discontinue your eDelivery service if two (2) or more e-mail notices are returned as undeliverable.

                                [GRAPHIC OMITTED]

                                                                   PROSPECTUS 51

RYDEX EXPRESS LINE - 1(800) 717-7776

You may access information about the Rydex Funds and your Rydex account anytime with the Rydex Express Line. This automated line gives you telephone access to Rydex Fund information including NAVs, daily factors, fund assets and distributions as well as balance and history information on your Rydex account.

SERVICE AND OTHER FEES

Rydex may charge the following administrative fees on accounts held directly through the Funds' transfer agent for services associated with the following:

      o     $15 for wire transfers of redemption proceeds under $5,000

      o     $50 on purchase checks returned for insufficient funds

      o $25 to stop payment of a redemption check within 10 Business Days of the settlement date

      o $15 for standard overnight packages (fee may be higher for special delivery options)

      o     $25 for bounced draft checks or ACH transactions

      o     $15 per year for low balance accounts

      o The Funds reserve the right, upon notice, to charge you a fee to cover the costs of special requests for information that require extensive research or employee resources. Such requests could include a request for historical account transcripts or the retrieval of a significant number of documents.

Rydex reserves the right to change any of these fees or add additional service fees at any time.

RETIREMENT ACCOUNT FEES

Certain retirement plans such as IRA, SEP, Roth IRA and 403(b) accounts are charged an annual $15 maintenance fee. Upon liquidating your retirement account, a $15 account-closing fee (and any unpaid annual maintenance fee) will be deducted from the proceeds of your redemption. You may pay the annual maintenance fee at any time during the calendar year by sending Rydex a check. If the annual maintenance fee is not paid separately prior to December, it will be deducted from your account.

ACCOUNT FEE WAIVERS

Certain fees may be waived for accounts with balances equal to or greater than $250,000 at the time the fee is charged. The fees that may be waived are the Annual maintenance fee and account-closing fee for retirement accounts and the fee for wires less than $5,000.

                                [GRAPHIC OMITTED]

52

FREQUENT PURCHASES AND REDEMPTIONS OF FUND SHARES

Because the Funds are designed and operated to accommodate frequent trading by shareholders and, unlike most mutual funds, offer unlimited exchange privileges with no minimum holding periods or transaction fees, the Funds' Board of Trustees has not adopted policies and procedures designed to prevent market timing or to monitor for frequent purchases and redemptions of Fund shares. A significant portion of the assets of the Funds come from investors who take part in certain strategic and tactical asset allocation programs. The Funds anticipate that investors who take part in these programs may frequently redeem or exchange shares of the Funds, which may cause the Funds to experience high portfolio turnover. Higher portfolio turnover may result in the Funds paying higher levels of transaction costs and generating greater tax liabilities for shareholders. In addition, large movements of assets into and out of the Funds may negatively impact a Fund's ability to achieve its investment objective.

RIGHTS RESERVED BY THE FUNDS

The Funds reserve the right to close your account in cases of suspected fraudulent or illegal activity in accordance with applicable law. This action may be taken when, in the sole discretion of Fund management, it is deemed to be in the best interests of the Funds or in cases where the Funds are requested or compelled to do so by applicable law. If your account is closed at the request of governmental or law enforcement authority or pursuant to applicable law, you may not receive proceeds of the redemption if the Funds are required to withhold such proceeds.

DISTRIBUTION AND SHAREHOLDER SERVICES
--------------------------------------------------------------------------------

A-CLASS SHARES

The Funds have adopted a Distribution Plan applicable to A-Class Shares that allows the Funds to pay distribution fees to the Distributor and other firms that provide distribution services ("Service Providers"). The Funds will pay distribution fees to the Distributor at an annual rate not to exceed 0.25% of average daily net assets, pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended. The Distributor generally will, in turn, pay the Service Provider out of its fees. Because the Funds pay these fees out of assets on an ongoing basis, over time these fees may cost you more than other types of sales charges and will increase the cost of your investment.

                                [GRAPHIC OMITTED]

                                                                   PROSPECTUS 53

C-CLASS SHARES

The Funds have adopted a Distribution and Shareholder Services Plan pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended, applicable to C-Class Shares that allows the Funds to pay annual distribution and service fees of 1.00% of the Funds' average daily net assets. The annual 0.75% distribution fee reimburses the Distributor for paying your intermediary a sales commission. The annual 0.25% service fee compensates your intermediary for providing on-going services to you. The Distributor advances the first year's distribution and service fees, and retains the distribution and service fees on accounts with no authorized intermediary of record. Because the Funds pay these fees out of assets on an ongoing basis, over time these fees may cost you more than other types of sales charges and will increase the cost of your investment.

COMPENSATION TO DEALERS

The Advisor, at its expense, may provide compensation to financial intermediaries for the sale of Fund shares. These payments may be made, at the discretion of the Advisor, to certain dealers who have sold shares of the Rydex Funds. The level of payments made to dealers will generally vary, but may be significant. These payments may provide an incentive for dealers to sell shares of the Rydex Funds and promote the retention of their customer's assets in the Funds. Any payments described above will not change the price paid by investors for the purchase of the applicable Rydex Fund's shares or the amount that any particular Rydex Fund will receive as proceeds from such sales. The Advisor determines the extent of such payments in its sole discretion in response to requests from dealer firms, based on factors it deems relevant, such as the dealer's sales, assets, share class utilized and the quality of the dealer's relationship with the Advisor. The Advisor periodically determines the advisability of continuing these payments. The Advisor may also pay expenses associated with meetings that facilitate educating financial advisers and shareholders about the Rydex Funds that are conducted by dealers.

                                [GRAPHIC OMITTED]

54

DIVIDENDS AND DISTRIBUTIONS
--------------------------------------------------------------------------------

TIMING OF PAYMENTS

Income dividends, if any, are paid at least annually by each of the Funds, except the U.S. Government Money Market Fund, which declares dividends daily and pays them monthly or upon redemption. If you own Fund shares on a Fund's record date, you will be entitled to receive the dividend. The Funds may declare and pay dividends on the same date. The Funds make distributions of capital gains, if any, at least annually. The Funds, however, may declare a special capital gains distribution if the Board of Trustees believes that such a distribution would be in the best interests of the shareholders of a Fund.

DIVIDEND PAYMENT OPTIONS

Dividends and distributions will be paid in the form of additional Fund shares unless you have elected to receive payment in cash. If you did not elect to receive cash payments of dividends and distributions on your application, you must notify the Funds in writing to change your election prior to the date of the next distribution. Your election will become effective for dividends paid after the Funds receive your written notice. To cancel your election, simply send written notice to the Funds. Dividends and distributions with values of $10 or less may be automatically reinvested.

TAX INFORMATION
--------------------------------------------------------------------------------

The following is a summary of some important tax issues that affect the Funds and their shareholders. The summary is based on current tax laws, which may be changed by legislative, judicial or administrative action. You should not consider this summary to be a detailed explanation of the tax treatment of the Funds, or the tax consequences of an investment in the Funds. MORE INFORMATION ABOUT TAXES IS LOCATED IN THE SAI. YOU ARE URGED TO CONSULT YOUR TAX ADVISER REGARDING SPECIFIC QUESTIONS AS TO FEDERAL, STATE AND LOCAL INCOME TAXES.

TAX STATUS OF EACH FUND

Each Fund is treated as a separate entity for federal tax purposes, and intends to qualify for the special tax treatment afforded to regulated investment companies. As long as a Fund qualifies as a regulated investment company, it pays no federal income tax on the earnings it distributes to shareholders.

TAX STATUS OF DISTRIBUTIONS

      o Each Fund will, at least annually, distribute substantially all of its net investment income and net capital gains income.

      o The income dividends and short-term capital gains distributions you receive from the Funds will be taxed as either ordinary income or qualified

                                [GRAPHIC OMITTED]

                                                                   PROSPECTUS 55

      dividend income. Dividends that are qualified dividend income are eligible for the reduced maximum rate to individuals of 15% (5% for individuals in lower tax brackets) to the extent that the Fund receives qualified dividend income. The U.S. Government Money Market Fund expects to make primarily distributions that will not be treated as qualified dividend income.

      o Any long-term capital gains distributions you receive from a Fund are taxable as long-term capital gains regardless of how long you have owned your shares. Long-term capital gains are currently taxed at a maximum rate of 15%.

      o Absent further legislation, the maximum 15% tax rate on qualified dividend income and long-term capital gains will cease to apply to taxable years beginning after December 31, 2010.

      o Dividends and distributions are generally taxable to you whether you receive them in cash or in additional shares.

      o Corporate shareholders may be entitled to a dividends-received deduction for the portion of dividends they receive that are attributable to dividends received by a Fund from U.S. corporations, subject to certain limitations.

      o Long-term capital gains distributions will result from gains on the sale or exchange of capital assets held by a Fund for more than one year.

      o Distributions paid in January but declared by a Fund in October, November or December of the previous year may be taxable to you in the previous year.

      o A Fund will inform you of the amount of your ordinary income dividends, qualified dividend income, and long-term capital gain distributions shortly after the close of each calendar year.

      o If you hold your shares in a tax-qualified retirement account, you generally will not be subject to federal taxation on Fund distributions until you begin receiving distributions from your retirement account. You should consult your tax adviser regarding the tax rules that apply to your retirement account.

TAX STATUS OF SHARE TRANSACTIONS

EACH SALE, EXCHANGE, OR REDEMPTION OF FUND SHARES MAY BE A TAXABLE EVENT TO YOU. For tax purposes, an exchange of Fund shares for shares of a different Rydex Fund is treated the same as a sale. You should consider the tax consequences of any redemption or exchange before making such a request, especially with respect to redemptions if you invest in the Funds through a tax-qualified retirement plan.

                                [GRAPHIC OMITTED]

56

STATE TAX CONSIDERATIONS

A Fund is not liable for any income or franchise tax in Delaware as long as it qualifies as a regulated investment company for federal income tax purposes. In addition to federal taxes, distributions by the Funds and ownership of Fund shares may be subject to state and local taxes. You should consult your tax adviser regarding how state and local tax laws affect your investment in Fund shares.

MANAGEMENT OF THE FUNDS
--------------------------------------------------------------------------------

INVESTMENT ADVISOR

Rydex Investments is located at 9601 Blackwell Road, Suite 500, Rockville, Maryland 20850, and serves as investment adviser of the Funds. The Advisor has served as the investment adviser of the Rydex Funds since each Rydex Fund's inception, and also serves as sub-adviser to several other mutual funds.

The Advisor makes investment decisions for the assets of the Funds and continuously reviews, supervises, and administers each Fund's investment program. The Board of Trustees of the Trust supervises the Advisor and establishes policies that the Advisor must follow in its day-to-day management activities. Pursuant to an investment advisory agreement between the Trust and the Advisor, the Funds paid the Advisor a fee for the fiscal year ended March 31, 2007 at an annualized rate based on the average daily net assets of each Fund, as set forth below:

                                                                       ADVISORY
FUND                                                                      FEE
--------------------------------------------------------------------------------
LARGE-CAP GROWTH ...................................................     0.75%
LARGE-CAP VALUE ....................................................     0.75%
MID-CAP GROWTH .....................................................     0.75%
MID-CAP VALUE ......................................................     0.75%
SMALL-CAP GROWTH ...................................................     0.75%
SMALL-CAP VALUE ....................................................     0.75%
U.S. GOVERNMENT MONEY MARKET .......................................     0.50%

The Advisor bears all of its own costs associated with providing these advisory services and the expenses of the members of the Board of Trustees who are affiliated with the Advisor. The Advisor may make payments from its own resources to broker-dealers and other financial institutions in connection with the sale of Fund shares.

A discussion regarding the basis for the Board's August 2006 approval of the Funds' investment advisory agreement is available in the Funds' September 30,

                                [GRAPHIC OMITTED]

                                                                   PROSPECTUS 57

2006 Semi-Annual Report to Shareholders, which covers the period April 1, 2006 to September 30, 2006. A discussion regarding the basis for the Board's August 2007 approval of the Funds' investment advisory agreement will be available in the Funds' September 30, 2007 Semi-Annual Report to Shareholders, which covers the period April 1, 2007 to September 30, 2007.

PORTFOLIO MANAGEMENT

Mike Byrum, President and Chief Investment Officer ("CIO") of Rydex Investments, leads the Portfolio Department. Mr. Byrum's senior management team, called the Investment Leadership Team ("ILT"), consists of five investment professionals that are responsible for overseeing different functions within the Portfolio Department. Those members include Michael Dellapa as the Director of Research, Douglas Holmes as the Strategic Advisor, James King as the Director of Portfolio Management, David Reilly as the head of Portfolio Strategies, and Stephen Sachs as the Director of Trading. The role of the ILT is to set the overall policies of the Portfolio Department with respect to investment strategies and business development. The remainder of the Portfolio Department reports to the members of the ILT, and consists of a team of approximately 16 investment professionals that focus on research, trading, and implementing the portfolios.

On a day-to-day basis the following three individuals are jointly and primarily responsible for the management of the Funds.

MICHAEL P. BYRUM, CFA, President and CIO of Rydex Investments - As the CIO, Mr. Byrum has ultimate responsibility of the management of the Funds. He has been associated with Rydex Investments since the Advisor was founded in 1993. Mr. Byrum was named the President of Rydex Investments in 2004 and has served as Chief Investment Officer of Rydex Investments since 2000. During this time, he has played a key role in the development of the firm's investment strategies and product offerings. As Senior Portfolio Manager, Mr. Byrum was instrumental in the launch of the OTC, Precious Metals, Government Long Bond 1.2x Strategy, Inverse Government Long Bond Strategy, Inverse S&P 500 Strategy and Inverse OTC Strategy Funds, and helped to create the Sector Funds, all of which are offered in a separate prospectus. He was named Vice President of Portfolio for Rydex Investments in 1998, and Executive Vice President in 2000. Prior to joining Rydex Investments, Mr. Byrum worked for Money Management Associates, the investment adviser for Rushmore Funds, Inc. He holds a degree in finance from Miami University of Ohio and is a member of the CFA Institute and the Washington Society of Investment Analysts. Mr. Byrum has co-managed each Fund since its inception.

                                [GRAPHIC OMITTED]

58

JAMES R. KING, CFA, Director of Portfolio Management - Mr. King is responsible for a team of portfolio managers who manage all of the Rydex Funds. He joined Rydex Investments in 1996 and was promoted to assistant portfolio manager in 1997. In 1998, he became a portfolio manager and was promoted in 2001 to senior portfolio manager and currently serves as director of portfolio management. Prior to joining Rydex Investments, Mr. King worked as a registered representative at DMG Securities. He holds a degree in finance from the University of Maryland. Mr. King has co-managed each Fund since its inception, except for the U.S. Government Money Market Fund, which he has co-managed since he was promoted to assistant portfolio manager in 1997.

MICHAEL J. DELLAPA, CFA, Director of Investment Research - Mr. Dellapa joined Rydex Investments in 2000 as a Research Analyst and was promoted to portfolio manager in 2003. During his tenure as a portfolio manager, he had direct oversight for the Russell 2000(R) 1.5x Strategy, Healthcare, Biotechnology, and Consumer Products Funds, all of which are offered in a separate prospectus. In 2005, Mr. Dellapa became Director of Investment Research. Since joining Rydex Investments, Mr. Dellapa has played a key role in developing research processes and systems to enhance current funds and develop new investment products. Prior to joining Rydex Investments, he worked as an equity analyst for Invista Capital and systems analyst for Accenture. He holds an engineering degree from the University of Maryland and MBA from the University of Chicago. Previously, he was owner/consultant of Dellapa Consulting Inc. as well as a senior consultant and an analyst at Andersen Consulting. Mr. Dellapa has co-managed each Fund since September 2005.

Mr. Dellapa oversees the research and creation of the processes used to select investments. Mr. King oversees the day-to-day details of the portfolio management of all of the Rydex Funds. Mr. Byrum generally oversees all aspects of the management of all the Rydex Funds and reviews the activities of Messrs. King and Dellapa, as well as other aspects of the investment management portfolio department.

Additional information about the portfolio managers' compensation, other accounts managed by the portfolio managers, and the portfolio managers' ownership of securities in the Funds is available in the SAI.

                                [GRAPHIC OMITTED]

                                                                   PROSPECTUS 59

--------------------------------------------------------------------------------

THIS PAGE INTENTIONALLY LEFT BLANK.

                                [GRAPHIC OMITTED]

60

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

The financial highlights tables are intended to help you understand the Funds' financial performance for the past 5 years (or, if shorter, the period of operations of the Funds' A-Class Shares or C-Class Shares). Certain information reflects financial results for a single share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in a Fund (assuming reinvestment of all dividends and distributions). The information provided below for the period ending March 31, 2007 has been audited by

                                                                            NET INCREASE
                                                          NET REALIZED       (DECREASE)
                                NET ASSET       NET            AND          IN NET ASSET    DISTRIBUTIONS   DISTRIBUTIONS
                                  VALUE,    INVESTMENT     UNREALIZED     VALUE RESULTING      FROM NET       FROM NET
                                BEGINNING     INCOME     GAINS (LOSSES)         FROM          INVESTMENT      REALIZED
YEAR ENDED                      OF PERIOD    (LOSS)+     ON INVESTMENTS      OPERATIONS         INCOME          GAINS
-------------------------------------------------------------------------------------------------------------------------
LARGE-CAP GROWTH FUND A-CLASS
   MARCH 31, 2007                $ 26.11      $ (.13)        $ 1.19           $ 1.06          $   --          $   --
   March 31, 2006                  24.48        (.07)          1.72             1.65              --            (.02)
   March 31, 2005*                 23.44         .09            .95             1.04              --             (--)SS.

LARGE-CAP GROWTH FUND C-CLASS
   MARCH 31, 2007                  25.74        (.37)          1.20              .83              --              --
   March 31, 2006                  24.30        (.26)          1.72             1.46              --            (.02)
   March 31, 2005                  24.18        (.01)           .13              .12              --             (--)SS.
   March 31, 2004*                 25.00        (.05)          (.77)            (.82)             --              --

LARGE-CAP VALUE FUND A-CLASS
   MARCH 31, 2007                  29.12         .37           4.33             4.70            (.21)           (.15)
   March 31, 2006                  26.56         .19           2.77             2.96              --            (.40)
   March 31, 2005*                 24.68         .12           1.81             1.93             (--)SS.        (.05)

LARGE-CAP VALUE FUND C-CLASS
   MARCH 31, 2007                  28.67         .09           4.28             4.37            (.21)           (.15)
   March 31, 2006                  26.38         .04           2.65             2.69              --            (.40)
   March 31, 2005                  24.85         .01           1.57             1.58             (--)SS.        (.05)
   March 31, 2004*                 25.00        (.02)          (.13)            (.15)             --              --

MID-CAP GROWTH FUND A-CLASS
   MARCH 31, 2007                  31.94        (.08)           .48              .40              --           (1.62)
   March 31, 2006                  26.85        (.17)          5.39             5.22              --            (.13)
   March 31, 2005*                 23.91        (.09)          3.04             2.95              --            (.01)

MID-CAP GROWTH FUND C-CLASS
   MARCH 31, 2007                  31.47        (.42)           .58              .16              --           (1.62)
   March 31, 2006                  26.66        (.42)          5.36             4.94              --            (.13)
   March 31, 2005                  25.15        (.37)          1.89             1.52              --            (.01)
   March 31, 2004*                 25.00        (.05)           .20              .15              --              --

  * SINCE THE COMMENCEMENT OF OPERATIONS: FEBRUARY 20, 2004 -- LARGE-CAP GROWTH FUND C-CLASS, LARGE-CAP VALUE FUND C-CLASS, MID-CAP GROWTH FUND C-CLASS; SEPTEMBER 1, 2004 -- LARGE-CAP GROWTH FUND A-CLASS, LARGE-CAP VALUE FUND A-CLASS, MID-CAP GROWTH FUND A-CLASS.

 **   ANNUALIZED

  +   CALCULATED USING THE AVERAGE DAILY SHARES OUTSTANDING FOR THE YEAR.

 ++ TOTAL INVESTMENT RETURN DOES NOT REFLECT THE IMPACT OF ANY APPLICABLE SALES CHARGES AND HAS NOT BEEN ANNUALIZED.

SS.   LESS THAN $.01 PER SHARE.

                                [GRAPHIC OMITTED]

                                                                   PROSPECTUS 61

Ernst & Young LLP, whose report, along with the financial statements and related notes, appear in the Funds' 2007 Annual Report. The information for each of the periods through March 31, 2006 was audited by a predecessor independent registered public accounting firm. The 2007 Annual Report is available by telephoning the transfer agent at 800.820.0888 or 301.296.5100. The 2007 Annual Report is incorporated by reference in the SAI.

                                                                                           RATIOS TO
                                                                                      AVERAGE NET ASSETS:
                                                                                     --------------------
                                                    NET                                                               NET ASSETS,
                                                  INCREASE    NET ASSET                           NET                   END OF
                                               (DECREASE) IN    VALUE,      TOTAL              INVESTMENT  PORTFOLIO    PERIOD
                                    TOTAL        NET ASSET      END OF   INVESTMENT    TOTAL     INCOME     TURNOVER    (000'S
YEAR ENDED                      DISTRIBUTIONS      VALUE        PERIOD    RETURN++   EXPENSES    (LOSS)       RATE     OMITTED)
---------------------------------------------------------------------------------------------------------------------------------
LARGE-CAP GROWTH FUND A-CLASS
   MARCH 31, 2007                $    --          $  1.06      $ 27.17      4.06%     1.52%     (0.51)%       1,029%    $ 2,675
   March 31, 2006                   (.02)            1.63        26.11      6.76%     1.48%     (0.29)%       1,276%        914
   March 31, 2005*                   (--)SS.         1.04        24.48      4.45%     1.45%**    0.62%**      2,018%         74

LARGE-CAP GROWTH FUND C-CLASS
   MARCH 31, 2007                     --              .83        26.57      3.22%     2.28%     (1.44)%       1,029%      3,743
   March 31, 2006                   (.02)            1.44        25.74      6.03%     2.23%     (1.04)%       1,276%      5,249
   March 31, 2005                    (--)SS.          .12        24.30      0.51%     2.20%     (0.06)%       2,018%     19,703
   March 31, 2004*                    --             (.82)       24.18     (3.28)%    2.08%**   (1.25)%**       296%         --

LARGE-CAP VALUE FUND A-CLASS
   MARCH 31, 2007                   (.36)            4.34        33.46     16.21%     1.50%      1.17%          389%      5,348
   March 31, 2006                   (.40)            2.56        29.12     11.20%     1.47%      0.70%        1,054%        713
   March 31, 2005*                  (.05)            1.88        26.56      7.82%     1.43%**    0.77%**        747%        211

LARGE-CAP VALUE FUND C-CLASS
   MARCH 31, 2007                   (.36)            4.01        32.68     15.31%     2.27%      0.29%          389%     21,075
   March 31, 2006                   (.40)            2.29        28.67     10.25%     2.26%      0.14%        1,054%      4,344
   March 31, 2005                   (.05)            1.53        26.38      6.35%     2.20%      0.03%          747%      4,636
   March 31, 2004*                    --             (.15)       24.85     (0.60)%    2.10%**   (0.53)%**       202%      2,612

MID-CAP GROWTH FUND A-CLASS
   MARCH 31, 2007                  (1.62)           (1.22)       30.72      1.36%     1.51%     (0.25)%         537%      2,777
   March 31, 2006                   (.13)            5.09        31.94     19.47%     1.48%     (0.60)%         681%      1,530
   March 31, 2005*                  (.01)            2.94        26.85     12.33%     1.46%**   (0.58)%**     1,211%        553

MID-CAP GROWTH FUND C-CLASS
   MARCH 31, 2007                  (1.62)           (1.46)       30.01      0.60%     2.27%     (1.40)%         537%      5,316
   March 31, 2006                   (.13)            4.81        31.47     18.55%     2.26%     (1.43)%         681%      3,305
   March 31, 2005                   (.01)            1.51        26.66      6.04%     2.21%     (1.43)%       1,211%      2,313
   March 31, 2004*                    --              .15        25.15      0.60%     2.10%**   (1.50)%**       356%      1,172

                                [GRAPHIC OMITTED]

62

FINANCIAL HIGHLIGHTS (CONTINUED)
--------------------------------------------------------------------------------

                                                                           NET INCREASE
                                                          NET REALIZED      (DECREASE)
                                NET ASSET      NET            AND          IN NET ASSET     DISTRIBUTIONS   DISTRIBUTIONS
                                  VALUE,    INVESTMENT     UNREALIZED     VALUE RESULTING      FROM NET       FROM NET
                                BEGINNING     INCOME     GAINS (LOSSES)        FROM          INVESTMENT       REALIZED
YEAR ENDED                      OF PERIOD    (LOSS)+     ON INVESTMENTS     OPERATIONS         INCOME           GAINS
-------------------------------------------------------------------------------------------------------------------------
MID-CAP VALUE FUND A-CLASS
   MARCH 31, 2007                $ 31.83      $  .34         $ 4.57            $ 4.91         $  --            $ (.16)
   March 31, 2006                  27.49         .06           4.47              4.53           (--)SS.          (.19)
   March 31, 2005*                 24.58         .11           2.91              3.02           (--)SS.          (.11)

MID-CAP VALUE FUND C-CLASS
   MARCH 31, 2007                  31.34         .11           4.46              4.57            --              (.16)
   March 31, 2006                  27.29        (.10)          4.34              4.24           (--)SS.          (.19)
   March 31, 2005                  25.11        (.07)          2.36              2.29           (--)SS.          (.11)
   March 31, 2004*                 25.00        (.02)           .13               .11            --                --

SMALL-CAP GROWTH FUND A-CLASS
   MARCH 31, 2007                  32.25        (.29)           .65               .36            --                --
   March 31, 2006                  27.96        (.18)          5.27              5.09            --              (.80)
   March 31, 2005*                 24.43        (.12)          3.90              3.78            --              (.25)

SMALL-CAP GROWTH FUND C-CLASS
   MARCH 31, 2007                  31.82        (.58)           .70               .12            --                --
   March 31, 2006                  27.78        (.47)          5.31              4.84            --              (.80)
   March 31, 2005                  25.33        (.44)          3.14              2.70            --              (.25)
   March 31, 2004*                 25.00        (.04)           .37               .33            --                --

SMALL-CAP VALUE FUND A-CLASS
   MARCH 31, 2007                  33.40         .23           1.94              2.17            --              (.03)
   March 31, 2006                  28.22        (.03)          5.71              5.68            --              (.50)
   March 31, 2005*                 25.28        (.06)          3.13              3.07            --              (.13)

SMALL-CAP VALUE FUND C-CLASS
   MARCH 31, 2007                  32.85        (.05)          1.91              1.86            --              (.03)
   March 31, 2006                  28.01        (.18)          5.52              5.34            --              (.50)
   March 31, 2005                  25.59        (.24)          2.79              2.55            --              (.13)
   March 31, 2004*                 25.00        (.05)           .64               .59            --                --

  * SINCE THE COMMENCEMENT OF OPERATIONS: FEBRUARY 20, 2004 -- MID-CAP VALUE FUND C-CLASS, SMALL-CAP GROWTH FUND C-CLASS, SMALL-CAP VALUE FUND C-CLASS; SEPTEMBER 1, 2004 -- MID-CAP VALUE FUND A-CLASS, SMALL-CAP GROWTH FUND A-CLASS, SMALL-CAP VALUE FUND A-CLASS.

 **   ANNUALIZED

  +   CALCULATED USING THE AVERAGE DAILY SHARES OUTSTANDING FOR THE YEAR.

 ++ TOTAL INVESTMENT RETURN DOES NOT REFLECT THE IMPACT OF ANY APPLICABLE SALES CHARGES AND HAS NOT BEEN ANNUALIZED.

SS.   LESS THAN $.01 PER SHARE.

                                [GRAPHIC OMITTED]

                                                                   PROSPECTUS 63

                                                                                          RATIOS TO
                                                                                     AVERAGE NET ASSETS:
                                                                                     -------------------
                                                    NET                                                               NET ASSETS,
                                                  INCREASE    NET ASSET                           NET                    END OF
                                               (DECREASE) IN    VALUE,     TOTAL               INVESTMENT  PORTFOLIO     PERIOD
                                    TOTAL        NET ASSET      END OF   INVESTMENT    TOTAL     INCOME    TURNOVER      (000'S
YEAR ENDED                      DISTRIBUTIONS      VALUE        PERIOD    RETURN++   EXPENSES    (LOSS)      RATE       OMITTED)
---------------------------------------------------------------------------------------------------------------------------------
MID-CAP VALUE FUND A-CLASS
   MARCH 31, 2007                  $ (.16)         $ 4.75      $ 36.58     15.45%     1.53%      1.00%         625%     $  4,744
   March 31, 2006                    (.19)           4.34        31.83     16.51%     1.48%      0.21%         558%        1,480
   March 31, 2005*                   (.11)           2.91        27.49     12.29%     1.42%**    0.69%**       731%          312

MID-CAP VALUE FUND C-CLASS
   MARCH 31, 2007                    (.16)           4.41        35.75     14.61%     2.28%      0.33%         625%        8,326
   March 31, 2006                    (.19)           4.05        31.34     15.57%     2.25%     (0.35)%        558%        7,270
   March 31, 2005                    (.11)           2.18        27.29      9.12%     2.21%     (0.28)%        731%        8,831
   March 31, 2004*                     --             .11        25.11      0.44%     2.11%**   (0.50)%**      172%          710

SMALL-CAP GROWTH FUND A-CLASS
   MARCH 31, 2007                      --             .36        32.61      1.12%     1.56%     (0.93)%        623%        1,408
   March 31, 2006                    (.80)           4.29        32.25     18.41%     1.47%     (0.61)%      1,003%          943
   March 31, 2005*                   (.25)           3.53        27.96     15.49%     1.43%**   (0.74)%**      983%           76

SMALL-CAP GROWTH FUND C-CLASS
   MARCH 31, 2007                      --             .12        31.94      0.38%     2.32%     (1.83)%        623%        7,570
   March 31, 2006                    (.80)           4.04        31.82     17.63%     2.27%     (1.57)%      1,003%        5,972
   March 31, 2005                    (.25)           2.45        27.78     10.68%     2.21%     (1.58)%        983%        2,710
   March 31, 2004*                     --             .33        25.33      1.32%     2.08%**   (1.31)%**      117%        2,505

SMALL-CAP VALUE FUND A-CLASS
   MARCH 31, 2007                    (.03)           2.14        35.54      6.49%     1.51%      0.66%         728%        3,929
   March 31, 2006                    (.50)           5.18        33.40     20.35%     1.46%     (0.11)%        806%          335
   March 31, 2005*                   (.13)           2.94        28.22     12.14%     1.43%**   (0.37)%**      744%          714

SMALL-CAP VALUE FUND C-CLASS
   MARCH 31, 2007                    (.03)           1.83        34.68      5.65%     2.26%     (0.16)%        728%        2,268
   March 31, 2006                    (.50)           4.84        32.85     19.29%     2.27%     (0.60)%        806%       18,779
   March 31, 2005                    (.13)           2.42        28.01      9.96%     2.21%     (0.89)%        744%       12,119
   March 31, 2004*                     --             .59        25.59      2.36%     2.11%**   (1.68)%**      177%        2,207

                                [GRAPHIC OMITTED]

64

FINANCIAL HIGHLIGHTS (CONTINUED)
--------------------------------------------------------------------------------

                                                                NET INCREASE
                                               NET REALIZED      (DECREASE)
                     NET ASSET                     AND         IN NET ASSET      DISTRIBUTIONS   DISTRIBUTIONS
                      VALUE,         NET        UNREALIZED     VALUE RESULTING      FROM NET        FROM NET
                     BEGINNING   INVESTMENT   GAINS (LOSSES)        FROM           INVESTMENT       REALIZED
YEAR ENDED           OF PERIOD     INCOME+    ON INVESTMENTS     OPERATIONS          INCOME           GAINS
---------------------------------------------------------------------------------------------------------------
U.S. GOVERNMENT MONEY MARKET FUND A-CLASS
   MARCH 31, 2007     $ 1.00      $ .04            $ --            $ .04           $ (.04)            $ --
   March 31, 2006       1.00        .03              --              .03             (.03)              --
   March 31, 2005       1.00        .01              --              .01             (.01)              --
   March 31, 2004*      1.00         --              --               --               --               --

U.S. GOVERNMENT MONEY MARKET FUND C-CLASS
   MARCH 31, 2007       1.00        .03              --              .03             (.03)              --
   March 31, 2006       1.00        .02              --              .02             (.02)              --
   March 31, 2005       1.00         --SS.           --               --SS.           (--)SS.           --
   March 31, 2004       1.00         --SS.           --               --SS.           (--)SS.           --
   March 31, 2003       1.00         --SS.           --               --SS.           (--)SS.           --

  * SINCE THE COMMENCEMENT OF OPERATIONS: MARCH 31, 2004 -- U.S. GOVERNMENT MONEY MARKET FUND A-CLASS.

 **   ANNUALIZED

  +   CALCULATED USING THE AVERAGE DAILY SHARES OUTSTANDING FOR THE YEAR.

 ++ TOTAL INVESTMENT RETURN DOES NOT REFLECT THE IMPACT OF ANY APPLICABLE SALES CHARGES AND HAS NOT BEEN ANNUALIZED.

  # EXPENSE RATIOS FOR THE PERIOD ENDED MARCH 31, 2004 ARE CALCULATED FOR ONE DAY ONLY AND ARE NOT INDICATIVE OF FUTURE CLASS PERFORMANCE.

SS.   LESS THAN $.01 PER SHARE.

                                [GRAPHIC OMITTED]

                                                                   PROSPECTUS 65

                                                                               RATIOS TO AVERAGE NET ASSETS:
                                                                              --------------------------------
                                          NET                                                                    NET ASSETS,
                                       INCREASE      NET ASSET                                                     END OF
                                     (DECREASE) IN     VALUE,       TOTAL                              NET         PERIOD
                         TOTAL         NET ASSET       END OF    INVESTMENT    TOTAL       NET      INVESTMENT     (000'S
YEAR ENDED           DISTRIBUTIONS       VALUE         PERIOD     RETURN++    EXPENSES   EXPENSES     INCOME      OMITTED)
-----------------------------------------------------------------------------------------------------------------------------
U.S. GOVERNMENT MONEY MARKET FUND A-CLASS
   MARCH 31, 2007      $ (.04)            $ --        $ 1.00        4.01%     1.17%      1.17%        3.97%       $  18,779
   March 31, 2006        (.03)              --          1.00        2.51%     1.15%      1.15%        2.66%          14,324
   March 31, 2005        (.01)              --          1.00        0.59%     1.10%      1.10%        0.93%           7,335
   March 31, 2004*         --               --          1.00        0.00%     0.00%**#   0.00%**#     0.00%**             1

U.S. GOVERNMENT MONEY MARKET FUND C-CLASS
   MARCH 31, 2007        (.03)              --          1.00        3.24%     1.92%      1.92%        3.20%         120,415
   March 31, 2006        (.02)              --          1.00        1.76%     1.89%      1.89%        1.72%         131,045
   March 31, 2005         (--)SS.           --          1.00        0.19%     1.87%      1.51%        0.19%         155,668
   March 31, 2004         (--)SS.           --          1.00        0.01%     1.90%      1.08%        0.01%         131,704
   March 31, 2003         (--)SS.           --          1.00        0.08%     1.91%      1.50%        0.06%         201,745

                                [GRAPHIC OMITTED]

66

INDEX PUBLISHERS INFORMATION
--------------------------------------------------------------------------------

STANDARD & POOR'S, (THE "INDEX PUBLISHERS") DO NOT SPONSOR, ENDORSE, SELL OR PROMOTE ANY RYDEX FUND AND MAKE NO REPRESENTATION OR WARRANTY, IMPLIED OR EXPRESS, TO THE INVESTORS IN THE FUNDS, OR ANY MEMBERS OF THE PUBLIC, REGARDING:

      o     THE ADVISABILITY OF INVESTING IN SECURITIES GENERALLY OR IN INDEX
            FUNDS;

      o THE ABILITY OF ANY INDEX TO TRACK STOCK MARKET PERFORMANCE OR A SEGMENT OF THE SAME;

      o THE ACCURACY AND/OR THE COMPLETENESS OF THE AFOREMENTIONED INDICES OR ANY DATA INCLUDED THEREIN;

      o THE RESULTS TO BE OBTAINED BY ANY OF THE FUNDS, THE INVESTORS IN THE FUNDS, OR ANY PERSON OR ENTITY FROM THE USE OF THE INDICES OR DATA INCLUDED THEREIN; AND

      o THE MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE FOR USE WITH RESPECT TO THE INDICES OR ANY DATA INCLUDED THEREIN.

FURTHER, THE INDEX PUBLISHERS DO NOT:

      o     RECOMMEND THAT ANY PERSON INVEST IN THE FUNDS OR ANY OTHER
            SECURITIES;

      o HAVE ANY RESPONSIBILITY OR LIABILITY FOR OR MAKE ANY DECISIONS ABOUT THE TIMING, AMOUNT OR PRICING OF THE FUNDS, INCLUDING CALCULATION OF NAV;

      o HAVE ANY RESPONSIBILITY OR LIABILITY FOR THE ADMINISTRATION, MANAGEMENT OR MARKETING OF THE FUNDS;

      o CONSIDER THE NEEDS OF THE FUNDS OR THE INVESTORS IN THE FUNDS IN DETERMINING, COMPOSING OR CALCULATING THE INDEXES OR HAS ANY OBLIGATION TO DO SO;

      o HAVE ANY LIABILITY IN CONNECTION WITH THE FUNDS OR FOR ANY ERRORS, OMISSIONS OR INTERRUPTIONS IN CONNECTION WITH THE INDEXES OR THE RELATED DATA;

      o HAVE ANY LIABILITY FOR ANY LOST PROFITS OR INDIRECT PUNITIVE, SPECIAL OR CONSEQUENTIAL DAMAGES OR LOSSES, EVEN IF SUCH INDEX PUBLISHER KNOWS THAT THEY MIGHT OCCUR.

"STANDARD & POOR'S(R)," S&P(R)," "S&P 500(R)," "STANDARD & POOR'S 500," "500,"
"STANDARD & POOR'S MIDCAP 400," "S&P MIDCAP 400," "STANDARD & POOR'S SMALLCAP 600," AND "S&P SMALLCAP 600" ARE TRADEMARKS OF THE MCGRAW-HILL COMPANIES, INC. AND HAVE BEEN LICENSED FOR USE BY RYDEX INVESTMENTS. THE RYDEX FUNDS ARE NOT SPONSORED, ENDORSED, SOLD OR PROMOTED BY STANDARD & POOR'S AND STANDARD & POOR'S MAKES NO REPRESENTATION REGARDING THE ADVISABILITY OF INVESTING IN THE RYDEX FUNDS.

                                [GRAPHIC OMITTED]

                                                                   PROSPECTUS 67

ADDITIONAL AND MORE DETAILED INFORMATION ABOUT THE FUNDS IS INCLUDED IN THE SAI DATED AUGUST 1, 2007. THE SAI HAS BEEN FILED WITH THE SEC AND IS INCORPORATED BY REFERENCE INTO THIS PROSPECTUS AND, THEREFORE, LEGALLY FORMS A PART OF THIS PROSPECTUS. THE SEC MAINTAINS THE EDGAR DATABASE ON ITS WEB SITE ("HTTP://WWW.SEC.GOV") THAT CONTAINS THE SAI, MATERIAL INCORPORATED BY REFERENCE, AND OTHER INFORMATION REGARDING REGISTRANTS THAT FILE ELECTRONICALLY WITH THE SEC. YOU MAY ALSO REVIEW AND COPY DOCUMENTS AT THE SEC PUBLIC REFERENCE ROOM IN WASHINGTON, D.C. (FOR INFORMATION ON THE OPERATION OF THE PUBLIC REFERENCE ROOM, CALL 202.551.8090). YOU MAY REQUEST DOCUMENTS FROM THE SEC BY MAIL, UPON PAYMENT OF A DUPLICATION FEE, BY WRITING TO: U.S. SECURITIES AND EXCHANGE COMMISSION, PUBLIC REFERENCE SECTION, WASHINGTON, D.C. 20549-0102 OR BY EMAILING THE SEC AT THE FOLLOWING ADDRESS: PUBLICINFO@SEC.GOV.

YOU MAY OBTAIN A COPY OF THE SAI OR THE ANNUAL OR SEMI-ANNUAL REPORTS, WITHOUT CHARGE BY CALLING 800.820.0888 OR 301.296.5100, VISITING THE RYDEX WEB SITE AT WWW.RYDEXINVESTMENTS.COM, OR WRITING TO RYDEX SERIES FUNDS, AT 9601 BLACKWELL ROAD, SUITE 500, ROCKVILLE, MARYLAND 20850. ADDITIONAL INFORMATION ABOUT THE FUNDS' INVESTMENTS IS AVAILABLE IN THE ANNUAL AND SEMI-ANNUAL REPORTS. ALSO, IN THE FUNDS' ANNUAL REPORT, YOU WILL FIND A DISCUSSION OF THE MARKET CONDITIONS AND INVESTMENT STRATEGIES THAT SIGNIFICANTLY AFFECTED THE FUNDS' PERFORMANCE DURING THEIR LAST FISCAL YEAR.

NO ONE HAS BEEN AUTHORIZED TO GIVE ANY INFORMATION OR TO MAKE ANY
REPRESENTATIONS NOT CONTAINED IN THIS PROSPECTUS OR IN THE FUNDS' SAI IN CONNECTION WITH THE OFFERING OF FUND SHARES. DO NOT RELY ON ANY SUCH INFORMATION OR REPRESENTATIONS AS HAVING BEEN AUTHORIZED BY THE FUNDS OR RYDEX INVESTMENTS. THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFERING BY THE FUNDS IN ANY JURISDICTION WHERE SUCH AN OFFERING IS NOT LAWFUL.

THE TRUST'S SEC REGISTRATION NUMBER IS 811-07584.

68
                                [GRAPHIC OMITTED]

[LOGO] RYDEXINVESTMENTS
              ESSENTIAL FOR MODERN MARKETS(R)

              9601 Blackwell Road o Suite 500 o Rockville, MD 20850
              800.820.0888 o www.rydexinvestments.com

              RESAC-1-0807x0808

                     ---------------------------------------
                     PLEASE SEE THE RYDEX PRIVACY POLICIES
                            INSIDE THE BACK COVER.
                     ---------------------------------------

                               [GRAPHIC OMITTED]

                                                              RYDEX SERIES FUNDS
                     INVESTOR CLASS, ADVISOR CLASS AND H-CLASS SHARES PROSPECTUS

                                                                  AUGUST 1, 2007


                                                   DOMESTIC EQUITY - STYLE FUNDS
                                                                LARGE-CAP GROWTH
                                                                 LARGE-CAP VALUE
                                                                  MID-CAP GROWTH
                                                                   MID-CAP VALUE
                                                                SMALL-CAP GROWTH
                                                                 SMALL-CAP VALUE

                                                               MONEY MARKET FUND
                                                    U.S. GOVERNMENT MONEY MARKET

                                                         [LOGO] RYDEXINVESTMENTS
                                                 ESSENTIAL FOR MODERN MARKETS(R)

The U.S. Securities and Exchange Commission has not approved or disapproved the Trust's shares or passed upon the accuracy or adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

                               [GRAPHIC OMITTED]

TABLE OF CONTENTS
--------------------------------------------------------------------------------

DOMESTIC EQUITY - STYLE FUNDS

   LARGE-CAP GROWTH FUND .................................................     2

   LARGE-CAP VALUE FUND ..................................................     3

   MID-CAP GROWTH FUND ...................................................     4

   MID-CAP VALUE FUND ....................................................     5

   SMALL-CAP GROWTH FUND .................................................     6

   SMALL-CAP VALUE FUND ..................................................     7

MONEY MARKET FUND

   U.S. GOVERNMENT MONEY MARKET FUND .....................................     8

PRINCIPAL RISKS OF INVESTING IN THE FUNDS ................................     9

DESCRIPTIONS OF PRINCIPAL RISKS ..........................................     9

FUND PERFORMANCE .........................................................    15

FUND FEES AND EXPENSES ...................................................    24

MORE INFORMATION ABOUT THE FUNDS .........................................    27

BENCHMARKS AND INVESTMENTS ...............................................    27

SHAREHOLDER INFORMATION ..................................................    30

TRANSACTION INFORMATION ..................................................    31

BUYING FUND SHARES .......................................................    34

SELLING FUND SHARES ......................................................    38

EXCHANGING FUND SHARES ...................................................    40

RYDEX ACCOUNT POLICIES ...................................................    42

DISTRIBUTION AND SHAREHOLDER SERVICES ....................................    46

DIVIDENDS AND DISTRIBUTIONS ..............................................    47

TAX INFORMATION ..........................................................    47

MANAGEMENT OF THE FUNDS ..................................................    49

FINANCIAL HIGHLIGHTS .....................................................    52

INDEX PUBLISHERS INFORMATION .............................................    56


                    ---------------------------------------
                     PLEASE SEE THE RYDEX PRIVACY POLICIES
                             INSIDE THE BACK COVER.
                    ---------------------------------------

                               [GRAPHIC OMITTED]

                                                                    PROSPECTUS 1

                               RYDEX SERIES FUNDS
                             INVESTOR CLASS SHARES
                             ADVISOR CLASS SHARES
                                 H-CLASS SHARES

            9601 BLACKWELL ROAD, SUITE 500, ROCKVILLE, MARYLAND 20850
             800.820.0888 o 301.296.5100 o WWW.RYDEXINVESTMENTS.COM

--------------------------------------------------------------------------------

DOMESTIC EQUITY - STYLE FUNDS

MONEY MARKET FUND

--------------------------------------------------------------------------------

Rydex Series Funds (the "Trust") is a mutual fund complex offering a number of professionally managed investment portfolios (funds) that are grouped into several categories according to each fund's investment strategy. This Prospectus describes Investor Class Shares, Advisor Class Shares and H-Class Shares of the following funds (the "Funds") which are grouped into the following categories:

DOMESTIC EQUITY STYLE FUNDS - Large-Cap Growth Fund, Large-Cap Value Fund, Mid-Cap Growth Fund, Mid-Cap Value Fund, Small-Cap Growth Fund and Small-Cap Value Fund

MONEY MARKET FUND - U.S. Government Money Market Fund

Advisor Class Shares, Investor Class Shares and H-Class Shares of the Funds are sold principally to clients of professional money managers ("financial intermediaries") and to investors who take part in certain asset allocation investment programs. Investors may exchange shares of the Funds through your financial intermediary or directly through the Rydex web site-www.rydexinvestments.com - or over the phone.

RISKS OF INVESTING IN THE FUNDS

The value of the Funds may fluctuate. In addition, Fund shares:

      o     MAY DECLINE IN VALUE, AND YOU MAY LOSE MONEY

      o     ARE NOT FEDERALLY INSURED

      o     ARE NOT GUARANTEED BY ANY GOVERNMENT AGENCY

      o     ARE NOT BANK DEPOSITS

      o     ARE NOT GUARANTEED TO ACHIEVE THEIR OBJECTIVES

                               [GRAPHIC OMITTED]

2

LARGE-CAP GROWTH FUND
--------------------------------------------------------------------------------
H-CLASS (RYAWX)

FUND OBJECTIVE

The Large-Cap Growth Fund seeks to provide investment results that match the performance of a benchmark for large-cap growth securities. The Fund's current benchmark is the S&P 500/Citigroup Pure Growth Index (the "underlying index"). The investment objective of the Large-Cap Growth Fund is non-fundamental and may be changed without shareholder approval.

If the Fund meets its objective, the value of the Fund's shares should increase on a daily basis by the amount of any increase in the value of the underlying index. However, when the value of the underlying index declines, the value of the Fund's shares should also decrease on a daily basis by the amount of the decrease in the value of the underlying index.

PRINCIPAL INVESTMENT STRATEGY

Under normal circumstances, the Fund will invest at least 80% of its net assets plus any borrowings for investment purposes in securities of companies in the underlying index and derivatives and other instruments whose performance is expected to correspond to that of the underlying index, such as futures and options and swap agreements. This is a non-fundamental investment policy that can be changed by the Fund upon 60 days' prior notice to shareholders. On a day-to-day basis, the Fund may hold short-term U.S. Government securities to collateralize its derivative positions.

INVESTOR PROFILE

Investors who expect the S&P 500/Citigroup Pure Growth Index to go up and want investment gains when the index does so. These investors must also be willing to bear the risk of equal losses if the S&P 500/Citigroup Pure Growth Index goes down.

PRINCIPAL RISKS

The Large-Cap Growth Fund is subject to a number of risks that may affect the value of its shares, including:

      o     Active Trading Risk

      o     Depositary Receipt Risk

      o     Derivatives Risk

      o     Early Closing Risk

      o     Market Risk

      o     Large-Capitalization Securities Risk

      o     Non-Diversification Risk

      o     Swap Counterparty Credit Risk

      o     Tracking Error Risk

      o     Trading Halt Risk

Please see "Descriptions of Principal Risks" on page 9 for a discussion of each of the principal risks that apply to the Fund.

                               [GRAPHIC OMITTED]

                                                                    PROSPECTUS 3

LARGE-CAP VALUE FUND
--------------------------------------------------------------------------------
H-CLASS (RYZAX)

FUND OBJECTIVE

The Large-Cap Value Fund seeks to provide investment results that match the performance of a benchmark for large-cap value securities. The Fund's current benchmark is the S&P 500/Citigroup Pure Value Index (the "underlying index"). The investment objective of the Large-Cap Value Fund is non-fundamental and may be changed without shareholder approval.

If the Fund meets its objective, the value of the Fund's shares should increase on a daily basis by the amount of any increase in the value of the underlying index. However, when the value of the underlying index declines, the value of the Fund's shares should also decrease on a daily basis by the amount of the decrease in the value of the underlying index.

PRINCIPAL INVESTMENT STRATEGY

Under normal circumstances, the Fund will invest at least 80% of its net assets plus any borrowings for investment purposes in securities of companies in the underlying index and derivatives and other instruments whose performance is expected to correspond to that of the underlying index, such as futures and options and swap agreements. This is a non-fundamental investment policy that can be changed by the Fund upon 60 days' prior notice to shareholders. On a day-to-day basis, the Fund may hold short-term U.S. Government securities to collateralize its derivative positions.

INVESTOR PROFILE

Investors who expect the S&P 500/Citigroup Pure Value Index to go up and want investment gains when the index does so. These investors must also be willing to bear the risk of equal losses if the S&P 500/Citigroup Pure Value Index goes down.

PRINCIPAL RISKS

The Large-Cap Value Fund is subject to a number of risks that may affect the value of its shares, including:

      o     Active Trading Risk

      o     Depositary Receipt Risk

      o     Derivatives Risk

      o     Early Closing Risk

      o     Market Risk

      o     Large Capitalization Securities Risk

      o     Non-Diversification Risk

      o     Swap Counterparty Credit Risk

      o     Tracking Error Risk

      o     Trading Halt Risk

Please see "Descriptions of Principal Risks" on page 9 for a discussion of each of the principal risks that apply to the Fund.

                               [GRAPHIC OMITTED]

4

MID-CAP GROWTH FUND
--------------------------------------------------------------------------------
H-CLASS (RYBHX)

FUND OBJECTIVE

The Mid-Cap Growth Fund seeks to provide investment results that match the performance of a benchmark for mid-cap growth securities. The Fund's current benchmark is the S&P MidCap 400/Citigroup Pure Growth Index (the "underlying index"). The investment objective of the Mid-Cap Growth Fund is non-fundamental and may be changed without shareholder approval.

If the Fund meets its objective, the value of the Fund's shares should increase on a daily basis by the amount of any increase in the value of the underlying index. However, when the value of the underlying index declines, the value of the Fund's shares should also decrease on a daily basis by the amount of the decrease in the value of the underlying index.

PRINCIPAL INVESTMENT STRATEGY

Under normal circumstances, the Fund will invest at least 80% of its net assets plus any borrowings for investment purposes in securities of companies in the underlying index and derivatives and other instruments whose performance is expected to correspond to that of the underlying index, such as futures and options and swap agreements. This is a non-fundamental investment policy that can be changed by the Fund upon 60 days' prior notice to shareholders. On a day-to-day basis, the Fund may hold short-term U.S. Government securities to collateralize its derivative positions.

INVESTOR PROFILE

Investors who expect the S&P MidCap 400/Citigroup Pure Growth Index to go up and want investment gains when the index does so. These investors must also be willing to bear the risk of equal losses if the S&P MidCap 400/Citigroup Pure Growth Index goes down.

PRINCIPAL RISKS

The Mid-Cap Growth Fund is subject to a number of risks that may affect the value of its shares, including:

      o     Active Trading Risk

      o     Depositary Receipt Risk

      o     Derivatives Risk

      o     Early Closing Risk

      o     Market Risk

      o     Mid-Capitalization Securities Risk

      o     Non-Diversification Risk

      o     Swap Counterparty Credit Risk

      o     Tracking Error Risk

      o     Trading Halt Risk

Please see "Descriptions of Principal Risks" on page 9 for a discussion of each of the principal risks that apply to the Fund.

                               [GRAPHIC OMITTED]

                                                                    PROSPECTUS 5

MID-CAP VALUE FUND
--------------------------------------------------------------------------------
H-CLASS (RYAVX)

FUND OBJECTIVE

The Mid-Cap Value Fund seeks to provide investment results that match the performance of a benchmark for mid-cap securities. The Fund's current benchmark is the S&P MidCap 400/Citigroup Pure Value Index (the "underlying index"). The investment objective of the Mid-Cap Value Fund is non-fundamental and may be changed without shareholder approval.

If the Fund meets its objective, the value of the Fund's shares should increase on a daily basis by the amount of any increase in the value of the underlying index. However, when the value of the underlying index declines, the value of the Fund's shares should also decrease on a daily basis by the amount of the decrease in the value of the underlying index.

PRINCIPAL INVESTMENT STRATEGY

Under normal circumstances, the Fund will invest at least 80% of its net assets plus any borrowings for investment purposes in securities of companies in the underlying index and derivatives and other instruments whose performance is expected to correspond to that of the underlying index, such as futures and options and swap agreements. This is a non-fundamental investment policy that can be changed by the Fund upon 60 days' prior notice to shareholders. On a day-to-day basis, the Fund may hold short-term U.S. Government securities to collateralize its derivative positions.

INVESTOR PROFILE

Investors who expect the S&P MidCap 400/Citigroup Pure Value Index to go up and want investment gains when the index does so. These investors must also be willing to bear the risk of equal losses if the S&P MidCap 400/Citigroup Pure Value Index goes down.

PRINCIPAL RISKS

The Mid-Cap Value Fund is subject to a number of risks that may affect the value of its shares, including:

      o     Active Trading Risk

      o     Depositary Receipt Risk

      o     Derivatives Risk

      o     Early Closing Risk

      o     Market Risk

      o     Mid-Capitalization Securities Risk

      o     Non-Diversification Risk

      o     Swap Counterparty Credit Risk

      o     Tracking Error Risk

      o     Trading Halt Risk

Please see "Descriptions of Principal Risks" on page 9 for a discussion of each of the principal risks that apply to the Fund.

                               [GRAPHIC OMITTED]

6

SMALL-CAP GROWTH FUND
--------------------------------------------------------------------------------
H-CLASS (RYWAX)

FUND OBJECTIVE

The Small-Cap Growth Fund seeks to provide investment results that match the performance of a benchmark for small-cap growth securities. The Fund's current benchmark is the S&P SmallCap 600/Citigroup Pure Growth Index (the "underlying index"). The investment objective of the Small-Cap Growth Fund is non-fundamental and may be changed without shareholder approval.

If the Fund meets its objective, the value of the Fund's shares should increase on a daily basis by the amount of any increase in the value of the underlying index. However, when the value of the underlying index declines, the value of the Fund's shares should also decrease on a daily basis by the amount of the decrease in the value of the underlying index.

PRINCIPAL INVESTMENT STRATEGY

Under normal circumstances, the Fund will invest at least 80% of its net assets plus any borrowings for investment purposes in securities of companies in the underlying index and derivatives and other instruments whose performance is expected to correspond to that of the underlying index, such as futures and options and swap agreements. This is a non-fundamental investment policy that can be changed by the Fund upon 60 days' prior notice to shareholders. On a day-to-day basis, the Fund may hold short-term U.S. Government securities to collateralize its derivative positions.

INVESTOR PROFILE

Investors who expect the S&P SmallCap 600/Citigroup Pure Growth Index to go up and want investment gains when the index does so. These investors must also be willing to bear the risk of equal losses if the S&P SmallCap 600/Citigroup Pure Growth Index goes down.

PRINCIPAL RISKS

The Small-Cap Growth Fund is subject to a number of risks that may affect the value of its shares, including:

      o     Active Trading Risk

      o     Depositary Receipt Risk

      o     Derivatives Risk

      o     Early Closing Risk

      o     Market Risk

      o     Non-Diversification Risk

      o     Small-Capitalization Securities Risk

      o     Swap Counterparty Credit Risk

      o     Tracking Error Risk

      o     Trading Halt Risk

Please see "Descriptions of Principal Risks" on page 9 for a discussion of each of the principal risks that apply to the Fund.

                               [GRAPHIC OMITTED]

                                                                    PROSPECTUS 7

SMALL-CAP VALUE FUND
--------------------------------------------------------------------------------
H-CLASS (RYAZX)

FUND OBJECTIVE

The Small-Cap Value Fund seeks to provide investment results that match the performance of a benchmark for small-cap value securities. The Fund's current benchmark is the S&P SmallCap 600/Citigroup Pure Value Index (the "underlying index"). The investment objective of the Small-Cap Value Fund is non-fundamental and may be changed without shareholder approval.

If the Fund meets its objective, the value of the Fund's shares should increase on a daily basis by the amount of any increase in the value of the underlying index. However, when the value of the underlying index declines, the value of the Fund's shares should also decrease on a daily basis by the amount of the decrease in the value of the underlying index.

PRINCIPAL INVESTMENT STRATEGY

Under normal circumstances, the Fund will invest at least 80% of its net assets plus any borrowings for investment purposes in securities of companies in the underlying index and other instruments whose performance is expected to correspond to that of the underlying index, such as futures and options and swap agreements. This is a non-fundamental investment policy that can be changed by the Fund upon 60 days' prior notice to shareholders. On a day-to-day basis, the Fund may hold short-term U.S. Government securities to collateralize its derivative positions.

INVESTOR PROFILE

Investors who expect the S&P SmallCap 600/Citigroup Pure Value Index to go up and want investment gains when the index does so. These investors must also be willing to bear the risk of equal losses if the S&P SmallCap 600/Citigroup Pure Value Index goes down.

PRINCIPAL RISKS

The Small-Cap Value Fund is subject to a number of risks that may affect the value of its shares, including:

      o     Active Trading Risk

      o     Depositary Receipt Risk

      o     Derivatives Risk

      o     Early Closing Risk

      o     Market Risk

      o     Non-Diversification Risk

      o     Small-Capitalization Securities Risk

      o     Swap Counterparty Credit Risk

      o     Tracking Error Risk

      o     Trading Halt Risk

Please see "Descriptions of Principal Risks" on page 9 for a discussion of each of the principal risks that apply to the Fund.

                               [GRAPHIC OMITTED]

8

U.S. GOVERNMENT MONEY MARKET FUND
--------------------------------------------------------------------------------
INVESTOR CLASS (RYMXX)                                     ADVISOR CLASS (RYDXX)

FUND OBJECTIVE

The U.S. Government Money Market Fund seeks to provide security of principal, high current income, and liquidity.

PRINCIPAL INVESTMENT STRATEGY

The U.S. Government Money Market Fund invests primarily in money market instruments issued or guaranteed as to principal and interest by the U.S. Government, its agencies or instrumentalities, and enters into repurchase agreements fully collateralized by U.S. Government securities. The Fund may also invest in Eurodollar time deposits. The Fund operates under U.S. Securities and Exchange Commission rules that impose certain liquidity, maturity, and diversification requirements on all money market funds. All securities purchased by the Fund must have remaining maturities of 397 days or less, and must be found by Rydex Investments (the "Advisor") to represent minimal credit risk and be of eligible quality.

PRINCIPAL RISKS

The U.S. Government Money Market Fund is subject to a number of risks that may affect the value of its shares, including:

      o     Interest Rate Risk

      o     Stable Price Per Share Risk

Please see "Descriptions of Principal Risks" on page 9 for a discussion of each of the principal risks that apply to the Fund.

                               [GRAPHIC OMITTED]

                                                                    PROSPECTUS 9

PRINCIPAL RISKS OF INVESTING IN THE FUNDS
--------------------------------------------------------------------------------

As indicated below, the Funds are subject to a number of risks that may affect the value of the Funds' shares. Please see "Descriptions of Principal Risks" immediately following the table for more detailed information about the principal risks of the Funds.

-----------------------------------------------------------------------------------------------------------
                                                                                                   U.S.
                           LARGE-CAP   LARGE-CAP   MID-CAP   MID-CAP   SMALL-CAP   SMALL-CAP    GOVERNMENT
                             GROWTH      VALUE      GROWTH    VALUE     GROWTH       VALUE     MONEY MARKET
                              FUND        FUND       FUND      FUND       FUND        FUND         FUND
-----------------------------------------------------------------------------------------------------------
Active Trading Risk            X           X          X         X          X           X
-----------------------------------------------------------------------------------------------------------
Depositary Receipt Risk        X           X          X         X          X           X
-----------------------------------------------------------------------------------------------------------
Derivatives Risk               X           X          X         X          X           X
-----------------------------------------------------------------------------------------------------------
Early Closing Risk             X           X          X         X          X           X
-----------------------------------------------------------------------------------------------------------
Interest Rate Risk                                                                                   X
-----------------------------------------------------------------------------------------------------------
Large-Capitalization
Securities Risk                X           X
-----------------------------------------------------------------------------------------------------------
Market Risk                    X           X          X         X           X          X
-----------------------------------------------------------------------------------------------------------
Mid-Capitalization
Securities Risk                                       X         X
-----------------------------------------------------------------------------------------------------------
Non-Diversification Risk       X           X          X         X           X          X
-----------------------------------------------------------------------------------------------------------
Small-Capitalization
Securities Risk                                                             X          X
-----------------------------------------------------------------------------------------------------------
Swap Counterparty Credit       X           X          X         X           X          X
Risk
-----------------------------------------------------------------------------------------------------------
Stable Price Per Share                                                                              X
Risk
-----------------------------------------------------------------------------------------------------------
Tracking Error Risk            X           X          X         X           X          X
-----------------------------------------------------------------------------------------------------------
Trading Halt Risk              X           X          X         X           X          X
-----------------------------------------------------------------------------------------------------------

DESCRIPTIONS OF PRINCIPAL  RISKS
--------------------------------------------------------------------------------

ACTIVE TRADING RISK - A significant portion of the Fund's assets may come from investors who take part in certain strategic and tactical asset allocation programs. These programs often recommend frequent trading of Fund shares to take advantage of anticipated changes in market conditions. Therefore, the Advisor anticipates that investors who take part in these programs may frequently redeem or exchange shares of the Fund, which may cause the Fund to experience high portfolio turnover. High portfolio turnover may result in the Fund paying higher levels of transaction costs and generating greater tax liabilities for shareholders. In addition, large movements of assets into and out of the

                                [GRAPHIC OMITTED]

10

Fund may negatively impact the Fund's ability to achieve its investment objective. In certain circumstances, the Fund's expense ratios may vary from current estimates or the historical ratio disclosed in this Prospectus.

DEPOSITARY RECEIPT RISK - The Fund may hold the securities of non-U.S. companies in the form of American Depositary Receipts ("ADRs"). The underlying securities of the ADRs in the Fund's portfolio are usually denominated or quoted in currencies other than the U.S. Dollar. As a result, changes in foreign currency exchange rates may affect the value of the Fund's portfolio. Generally, when the U.S. Dollar rises in value against a foreign currency, a security denominated in that currency loses value because the currency is worth fewer U.S. Dollars. In addition, because the underlying securities of ADRs trade on foreign exchanges at times when the U.S. markets are not open for trading, the value of the securities underlying the ADRs may change materially at times when the U.S. markets are not open for trading, regardless of whether there is an active U.S. market for shares of the Fund or underlying fund. Investments in the underlying foreign securities may involve risks not typically associated with investing in U.S. companies. Foreign securities markets generally have less trading volume and less liquidity than U.S. markets, and prices in some foreign markets can be extremely volatile due to increased risks of adverse issuer, political, regulatory, market, or economic developments. Many foreign countries lack accounting and disclosure standards comparable to those that apply to U.S. companies, and it may be more difficult to obtain reliable information regarding a foreign issuer's financial condition and operations. In addition, transaction costs and costs associated with custody services are generally higher for foreign securities than they are for U.S. securities.

DERIVATIVES RISK - The Fund may invest a percentage of its assets in derivatives, such as futures and options contracts, to pursue its investment objective. The use of such derivatives may expose the Fund to additional risks that it would not be subject to if it invested directly in the securities underlying those derivatives. The Fund may use futures contracts and related options for bona fide hedging purposes to offset changes in the value of securities held or expected to be acquired. They may also be used to gain exposure to a particular market or instrument, to create a synthetic money market position, and for certain other tax-related purposes. The Fund will only enter into futures contracts traded on a national futures exchange or board of trade. Futures and options contracts are described in more detail below:

      FUTURES CONTRACTS - Futures contracts and options on futures contracts provide for the future sale by one party and purchase by another party of a specified amount of a specific security at a specified future time and at a specified price. An option on a futures contract gives the purchaser the

                               [GRAPHIC OMITTED]

                                                                   PROSPECTUS 11

      right, in exchange for a premium, to assume a position in a futures contract at a specified exercise price during the term of the option. Index futures are futures contracts for various indices that are traded on registered securities exchanges.

      OPTIONS - The buyer of an option acquires the right to buy (a call option) or sell (a put option) a certain quantity of a security (the underlying security) or instrument at a certain price up to a specified point in time. The seller or writer of an option is obligated to sell (a call option) or buy (a put option) the underlying security. When writing (selling) call options on securities, the Fund may cover its positions by owning the underlying security on which the option is written or by owning a call option on the underlying security. Alternatively, the Fund may cover its positions by maintaining, in a segregated account, cash or liquid securities equal in value to the exercise price of the call options written by the Fund.

      The risks associated with the Fund's use of futures and options contracts include:

            o The Fund experiencing losses that exceed losses experienced by funds that do not use futures contracts and options.

            o There may be an imperfect correlation between the changes in market value of the securities held by the Fund and the prices of futures and options on futures.

            o Although the Fund will only purchase exchange-traded futures, due to market conditions there may not always be a liquid secondary market for a futures contract. As a result, the Fund may be unable to close out its futures contracts at a time which is advantageous.

            o Trading restrictions or limitations may be imposed by an exchange, and government regulations may restrict trading in futures contracts and options.

            o Because option premiums paid or received by the Fund are small in relation to the market value of the investments underlying the options, buying and selling put and call options can be more speculative than investing directly in securities.

EARLY CLOSING RISK - The normal close of trading of securities listed on Nasdaq and the NYSE is 4:00 p.m., Eastern Time. Unanticipated early closings of securities exchanges and other financial markets may result in the Fund's inability to buy or sell securities or other financial instruments on that day. If an exchange or market closes early on a day when the Fund needs to execute a high volume of trades late in a trading day, the Fund might incur substantial trading losses.

                               [GRAPHIC OMITTED]

12

INTEREST RATE RISK - Interest Rate Risk involves the potential for decline in the Fund's yield (the rate of dividends the Fund pays) in the event of declining interest rates.

LARGE-CAPITALIZATION SECURITIES RISK - The Fund is subject to the risk that large-capitalization stocks may underperform other segments of the equity market or the equity market as a whole.

MARKET RISK - The Fund may invest in public and privately issued securities, which may include common and preferred stocks, bonds, warrants, and rights, as well as derivatives and financial instruments that attempt to track the price movement of securities indices. Investments in securities and derivatives in general are subject to market risks that may cause their prices to fluctuate over time. The Fund's investments may decline in value due to factors affecting securities markets generally, or particular countries, segments, economic sectors, industries or companies within those markets. The value of a security may decline due to general economic and market conditions which are not specifically related to a particular issuer, such as real or perceived adverse economic conditions or changes in interest or currency rates. The value of securities convertible into equity securities, such as warrants or convertible debt, is also affected by prevailing interest rates, the credit quality of the issuer and any call provision. Fluctuations in the value of securities and financial instruments in which the Fund invests will cause the net asset value of the Fund to fluctuate. Historically, the markets have moved in cycles, and the value of the Fund's securities and derivatives may fluctuate drastically from day to day.

MID-CAPITALIZATION SECURITIES RISK - In comparison to securities of companies with large capitalizations, securities of medium-capitalization companies may have more price volatility, greater spreads between their bid and ask prices, significantly lower trading volumes, and cyclical or static growth prospects. Medium-capitalization companies often have limited product lines, markets or financial resources, and may therefore be more vulnerable to adverse developments than large-capitalization companies. These securities may or may not pay dividends. Medium-capitalization stocks may underperform other segments of the equity market or the equity market as a whole.

NON-DIVERSIFICATION RISK - Because the Fund is non-diversified, it can invest in the securities of a limited number of issuers. To the extent that the Fund invests a significant percentage of its assets in a limited number of issuers, the Fund is subject to the risks of investing in those few issuers, and may be more susceptible to a single adverse economic or regulatory occurrence. As a result, changes in the market value of a single security could cause greater fluctuations in the value of Fund shares than would occur in a diversified fund.

                               [GRAPHIC OMITTED]

                                                                   PROSPECTUS 13

SMALL-CAPITALIZATION SECURITIES RISK - In comparison to securities of companies with medium and large capitalizations, securities of small-capitalization companies may have more price volatility, greater spreads between their bid and ask prices, significantly lower trading volumes, and cyclical or static growth prospects. Small-capitalization companies often have limited product lines, markets or financial resources, and may therefore be more vulnerable to adverse developments than medium and large-capitalization companies. These securities may or may not pay dividends. Small-capitalization stocks may underperform other segments of the equity market or the equity market as a whole.

STABLE PRICE PER SHARE RISK - The Fund's assets are valued using the amortized cost method, which enables the Fund to maintain a stable price of $1.00 per share. ALTHOUGH THE FUND IS MANAGED TO MAINTAIN A STABLE PRICE PER SHARE OF $1.00, THERE IS NO GUARANTEE THAT THE PRICE WILL BE CONSTANTLY MAINTAINED, AND IT IS POSSIBLE TO LOSE MONEY. THE FUND IS NOT A BANK DEPOSIT AND IS NOT FEDERALLY INSURED OR GUARANTEED BY ANY GOVERNMENT AGENCY OR GUARANTEED TO ACHIEVE ITS OBJECTIVE.

SWAP COUNTERPARTY CREDIT RISK - The Fund may enter into swap agreements, including but not limited to equity index or interest rate swap agreements, for purposes of attempting to gain exposure to a particular group of stocks or to an index of stocks without actually purchasing those stocks, or to hedge a position. The Fund will use short-term swap agreements to exchange the returns (or differentials in rates of return) earned or realized in particular predetermined investments or instruments. The Fund will not enter into any swap agreement unless the Advisor believes that the other party to the transaction is creditworthy. The use of swap agreements involves risks that are different from those associated with ordinary portfolio securities transactions. The Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty. If swap counterparty defaults on its payment obligations to the Fund, this default will cause the value of your investment in the Fund to decrease. In addition, the Fund may enter into swap agreements with a limited number of counterparties, which may increase the Fund's exposure to counterparty credit risk. Swap agreements also may be considered to be illiquid.

TRACKING ERROR RISK - Tracking error risk refers to the risk that the Fund's returns may not match or correlate to the returns of its benchmark on either a daily or aggregate basis. Factors such as Fund expenses, imperfect correlation between the Fund's investments and those of its benchmark, rounding of share prices, changes to the benchmark, regulatory policies, high portfolio turnover rate and leverage all contribute to tracking error.

                               [GRAPHIC OMITTED]

14

TRADING HALT RISK - The Fund typically will hold short-term options and futures contracts. The major exchanges on which these contracts are traded, such as the Chicago Mercantile Exchange, have established limits on how much an option or futures contract may decline over various time periods within a day. In addition, the major securities exchanges, such as the NYSE, have established limits on how much the securities market, based on the Dow Jones Industrial Average(SM), may decline over various time periods within a day. If the price of a security, an option or a futures contract declines more than the established limits, trading on the exchange is halted on that instrument. If a trading halt occurs, the Fund may temporarily be unable to purchase or sell the options, futures contracts or securities that are the subject of the trading halt. Such a trading halt near the time the Fund prices its shares may limit the Fund's ability to use leverage and may prevent the Fund from achieving its investment objective. In such an event, the Fund also may be required to use a "fair-value" method to price their outstanding contracts or securities.

                               [GRAPHIC OMITTED]

                                                                   PROSPECTUS 15

FUND PERFORMANCE
--------------------------------------------------------------------------------

The following bar charts show the performance of the Investor Class Shares or H-Class Shares, as applicable, of the Funds from year to year. The variability of performance over time provides an indication of the risks of investing in a Fund. The following tables show the performance of the H-Class Shares (and the Advisor Class Shares and Investor Class Shares for the Money Market Fund) of the Funds as an average over different periods of time in comparison to the performance of a broad market index. The figures in the bar charts and tables assume the reinvestment of dividends and capital gains distributions. The after-tax returns are calculated using the highest historical federal income and capital gains tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown. Returns After Taxes on Distributions assume a continued investment in a Fund and show the effect of taxes on Fund distributions. Returns After Taxes on Distributions and Sale of Fund Shares assume all shares were redeemed at the end of each measurement period, and show the effect of any taxable gain (or offsetting loss) on redemption, as well as the effects of taxes on Fund distributions. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. After-tax returns for other classes of shares will differ from those shown below. Of course, this past performance (before and after taxes) does not necessarily indicate how a Fund will perform in the future.

                                [GRAPHIC OMITTED]

16

LARGE-CAP GROWTH FUND
--------------------------------------------------------------------------------

THE PERFORMANCE INFORMATION SHOWN BELOW FOR THE H-CLASS SHARES IS BASED ON A CALENDAR YEAR. THE YEAR-TO-DATE RETURN FOR THE PERIOD FROM JANUARY 1, 2007 THROUGH JUNE 30, 2007 IS 6.99%.

  [THE FOLLOWING TABLE WAS REPRESENTED BY A BAR CHART IN THE PRINTED MATERIAL.]

                                  2005     2006
                                  -------------
                                  1.41     5.15

Highest Quarter Return                                     Lowest Quarter Return
(quarter ended 12/31/2006) 4.33%                (quarter ended 6/30/2006) -5.52%

AVERAGE ANNUAL TOTAL RETURN
(FOR PERIODS ENDED DECEMBER 31, 2006)

                                                                         Since
                                                                       Inception
H-CLASS SHARES                                           Past 1 Year   2/20/2004
--------------------------------------------------------------------------------
Return Before Taxes                                         5.15%        2.43%
Return After Taxes on Distributions                         5.15%        2.42%
Return After Taxes on Distributions and
   Sale of Fund Shares                                      3.35%        2.07%
S&P 500/Citigroup Pure Growth Index 1                       7.43%        8.90%

1 THE S&P 500/CITIGROUP PURE GROWTH INDEX IS NARROW IN FOCUS, CONTAINING ONLY THOSE S&P 500 COMPANIES WITH STRONG GROWTH CHARACTERISTICS. RETURNS REFLECT NO DEDUCTION FOR FEES, EXPENSES OR TAXES.

                                [GRAPHIC OMITTED]

                                                                   PROSPECTUS 17

LARGE-CAP VALUE FUND
--------------------------------------------------------------------------------

THE PERFORMANCE INFORMATION SHOWN BELOW FOR THE H-CLASS SHARES IS BASED ON A CALENDAR YEAR. THE YEAR-TO-DATE RETURN FOR THE PERIOD FROM JANUARY 1, 2007 THROUGH JUNE 30, 2007 IS 7.73%.

  [THE FOLLOWING TABLE WAS REPRESENTED BY A BAR CHART IN THE PRINTED MATERIAL.]

                                  2005     2006
                                  -------------
                                  3.62    16.99

Highest Quarter Return                                     Lowest Quarter Return
(quarter ended 12/31/2006) 7.67%                (quarter ended 3/31/2005) -2.92%

AVERAGE ANNUAL TOTAL RETURN
(FOR PERIODS ENDED DECEMBER 31, 2006)

                                                                         Since
                                                                       Inception
H-CLASS SHARES                                           Past 1 Year   2/20/2004
--------------------------------------------------------------------------------
Return Before Taxes                                         16.99%       10.45%
Return After Taxes on Distributions                         16.57%       10.09%
Return After Taxes on Distributions and
   Sale of Fund Shares                                      11.08%        8.79%
S&P 500/Citigroup Pure Value Index 2                        20.05%       19.26%

2 THE S&P 500/CITIGROUP PURE VALUE INDEX IS NARROW IN FOCUS, CONTAINING ONLY THOSE S&P 500 COMPANIES WITH STRONG VALUE CHARACTERISTICS. RETURNS REFLECT NO DEDUCTION FOR FEES, EXPENSES OR TAXES.

                                [GRAPHIC OMITTED]

18

MID-CAP GROWTH FUND
--------------------------------------------------------------------------------

THE PERFORMANCE INFORMATION SHOWN BELOW FOR THE H-CLASS SHARES IS BASED ON A CALENDAR YEAR. THE YEAR-TO-DATE RETURN FOR THE PERIOD FROM JANUARY 1, 2007 THROUGH JUNE 30, 2007 IS 11.72%.

  [THE FOLLOWING TABLE WAS REPRESENTED BY A BAR CHART IN THE PRINTED MATERIAL.]

                                  2005     2006
                                  -------------
                                  11.49    3.31

Highest Quarter Return                                     Lowest Quarter Return
(quarter ended 12/31/2006) 7.53%                (quarter ended 6/30/2006) -6.85%

AVERAGE ANNUAL TOTAL RETURN
(FOR PERIODS ENDED DECEMBER 31, 2006)

                                                                         Since
                                                                       Inception
H-CLASS SHARES                                           Past 1 Year   2/20/2004
--------------------------------------------------------------------------------
Return Before Taxes                                         3.31%         8.00%
Return After Taxes on Distributions                         1.87%         7.42%
Return After Taxes on Distributions and
   Sale of Fund Shares                                      2.59%         6.60%
S&P MidCap 400/ Citigroup Pure Growth Index 3               4.98%        10.85%

3 THE S&P MIDCAP 400/CITIGROUP PURE GROWTH INDEX IS NARROW IN FOCUS, CONTAINING ONLY THOSE S&P MIDCAP 400 COMPANIES WITH STRONG GROWTH CHARACTERISTICS. RETURNS REFLECT NO DEDUCTION FOR FEES, EXPENSES OR TAXES.

                                [GRAPHIC OMITTED]

                                                                   PROSPECTUS 19

MID-CAP VALUE FUND
--------------------------------------------------------------------------------

THE PERFORMANCE INFORMATION SHOWN BELOW FOR THE H-CLASS SHARES IS BASED ON A CALENDAR YEAR. THE YEAR-TO-DATE RETURN FOR THE PERIOD FROM JANUARY 1, 2007 THROUGH JUNE 30, 2007 IS 7.52%.

  [THE FOLLOWING TABLE WAS REPRESENTED BY A BAR CHART IN THE PRINTED MATERIAL.]

                                  2005     2006
                                  -------------
                                  8.62    16.55

Highest Quarter Return                                     Lowest Quarter Return
(quarter ended 12/31/2006) 9.68%                (quarter ended 3/31/2005) -1.22%

AVERAGE ANNUAL TOTAL RETURN
(FOR PERIODS ENDED DECEMBER 31, 2006)

                                                                         Since
                                                                       Inception
H-CLASS SHARES                                           Past 1 Year   2/20/2004
--------------------------------------------------------------------------------
Return Before Taxes                                         16.55%      12.88%
Return After Taxes on Distributions                         16.47%      12.72%
Return After Taxes on Distributions and
   Sale of Fund Shares                                      10.86%      11.04%
S&P MidCap 400/ Citigroup Pure Value Index 4                19.31%      15.76%

4 THE S&P MIDCAP 400/CITIGROUP PURE VALUE INDEX IS NARROW IN FOCUS, CONTAINING ONLY THOSE S&P MIDCAP 400 COMPANIES WITH STRONG VALUE CHARACTERISTICS. RETURNS REFLECT NO DEDUCTION FOR FEES, EXPENSES OR TAXES.

                                [GRAPHIC OMITTED]

20

SMALL-CAP GROWTH FUND
--------------------------------------------------------------------------------

THE PERFORMANCE INFORMATION SHOWN BELOW FOR THE H-CLASS SHARES IS BASED ON A CALENDAR YEAR. THE YEAR-TO-DATE RETURN FOR THE PERIOD FROM JANUARY 1, 2007 THROUGH JUNE 30, 2007 IS 8.52%.

  [THE FOLLOWING TABLE WAS REPRESENTED BY A BAR CHART IN THE PRINTED MATERIAL.]

                                  2005     2006
                                  -------------
                                  5.78     7.60

Highest Quarter Return                                     Lowest Quarter Return
(quarter ended 3/31/2006) 9.54%                 (quarter ended 6/30/2006) -5.61%

AVERAGE ANNUAL TOTAL RETURN
(FOR PERIODS ENDED DECEMBER 31, 2006)

                                                                         Since
                                                                       Inception
H-CLASS SHARES                                           Past 1 Year   2/20/2004
--------------------------------------------------------------------------------
Return Before Taxes                                         7.60%        10.00%
Return After Taxes on Distributions                         7.60%         9.55%
Return After Taxes on Distributions and
   Sale of Fund Shares                                      4.94%         8.34%
S&P SmallCap 600/Citigroup Pure Growth Index 5              9.79%        14.20%

5 THE S&P SMALLCAP 600/CITIGROUP PURE GROWTH INDEX IS NARROW IN FOCUS, CONTAINING ONLY THOSE S&P SMALLCAP 600 COMPANIES WITH STRONG GROWTH CHARACTERISTICS. RETURNS REFLECT NO DEDUCTION FOR FEES, EXPENSES OR TAXES.

                                [GRAPHIC OMITTED]

                                                                   PROSPECTUS 21

SMALL-CAP VALUE FUND
--------------------------------------------------------------------------------

THE PERFORMANCE INFORMATION SHOWN BELOW FOR THE H-CLASS SHARES IS BASED ON A CALENDAR YEAR. THE YEAR-TO-DATE RETURN FOR THE PERIOD FROM JANUARY 1, 2007 THROUGH JUNE 30, 2007 IS 3.75%.

  [THE FOLLOWING TABLE WAS REPRESENTED BY A BAR CHART IN THE PRINTED MATERIAL.]

                                  2005     2006
                                  -------------
                                  3.19    18.39

Highest Quarter Return                                     Lowest Quarter Return
(quarter ended 3/31/2006) 13.11%                (quarter ended 6/30/2006) -4.55%

AVERAGE ANNUAL TOTAL RETURN
(FOR PERIODS ENDED DECEMBER 31, 2006)

                                                                         Since
                                                                       Inception
H-CLASS SHARES                                          Past 1 Year    2/20/2004
--------------------------------------------------------------------------------
Return Before Taxes                                       18.39%        13.24%
Return After Taxes on Distributions                       18.38%        12.95%
Return After Taxes on Distributions and
   Sale of Fund Shares                                    11.97%        11.25%
S&P SmallCap 600/Citigroup Pure Value Index 6             21.44%        18.49%

6 THE S&P SMALLCAP 600/CITIGROUP PURE VALUE INDEX IS NARROW IN FOCUS, CONTAINING ONLY THOSE S&P SMALLCAP 600 COMPANIES WITH STRONG VALUE CHARACTERISTICS. RETURNS REFLECT NO DEDUCTION FOR FEES, EXPENSES OR TAXES.

                                [GRAPHIC OMITTED]

22

U.S. GOVERNMENT MONEY MARKET FUND
--------------------------------------------------------------------------------

THE PERFORMANCE INFORMATION SHOWN BELOW FOR THE INVESTOR CLASS SHARES IS BASED ON A CALENDAR YEAR. THE YEAR-TO-DATE RETURN FOR THE PERIOD FROM JANUARY 1, 2007 THROUGH JUNE 30, 2007 IS 2.13%.

  [THE FOLLOWING TABLE WAS REPRESENTED BY A BAR CHART IN THE PRINTED MATERIAL.]

1997     1998     1999     2000    2001    2002     2003    2004    2005    2006
--------------------------------------------------------------------------------
4.57     4.63     4.28     5.41    3.33    0.86     0.24    0.44    2.31    4.04

Highest Quarter Return                                     Lowest Quarter Return
(quarter ended 12/31/2000) 1.45%                 (quarter ended 3/31/2004) 0.03%

AVERAGE ANNUAL TOTAL RETURN
(FOR PERIODS ENDED DECEMBER 31, 2006)

INVESTOR CLASS SHARES               Past 1 Year    Past 5 Years    Past 10 Years
--------------------------------------------------------------------------------
Return Before Taxes                    4.04%           1.57%           3.00%
90 Day Treasury Composite Index 7      4.87%           2.42%           3.84%

                                                                       Since
                                                                     Inception
ADVISOR CLASS SHARES                Past 1 Year    Past 5 Years      4/1/1998
--------------------------------------------------------------------------------
Return Before Taxes                    3.53%           1.17%           2.33%
90 Day Treasury Composite Index 7      4.87%           2.42%           3.60%

YIELD

Call 800.820.0888 for the U.S. Government Money Market Fund's current yield.

7 THE 90 DAY TREASURY COMPOSITE INDEX IS AN UNMANAGED INDEX THAT IS A WIDELY RECOGNIZED INDICATOR OF GENERAL MONEY MARKET PERFORMANCE. RETURNS REFLECT NO DEDUCTION FOR FEES, EXPENSES OR TAXES.

                                [GRAPHIC OMITTED]

                                                                   PROSPECTUS 23

--------------------------------------------------------------------------------

THIS PAGE INTENTIONALLY LEFT BLANK.

                                [GRAPHIC OMITTED]

24

FUND FEES AND EXPENSES
--------------------------------------------------------------------------------

The tables below describe the fees and expenses that you may pay if you buy and hold Investor Class Shares, Advisor Class Shares or H-Class Shares of the Funds described in this Prospectus.

                                                           LARGE-CAP   LARGE-CAP
                                                            GROWTH       VALUE
--------------------------------------------------------------------------------
                                                            H-CLASS     H-CLASS
--------------------------------------------------------------------------------
SHAREHOLDER FEES 1                                           None        None

ANNUAL FUND OPERATING EXPENSES
(EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)

Management Fees                                              0.75%       0.75%

Distribution and/or Shareholder Service (12b-1) Fees         0.25%       0.25%

Other Expenses                                               0.52%       0.51%
                                                           ---------------------
Total Annual Fund Operating Expenses                         1.52%       1.51%
                                                           =====================

1 THE FUNDS MAY IMPOSE A WIRE TRANSFER CHARGE OF $15 ON CERTAIN REDEMPTIONS UNDER $5,000 FOR ACCOUNTS HELD DIRECTLY THROUGH THE FUNDS' TRANSFER AGENT.

                                [GRAPHIC OMITTED]

                                                                   PROSPECTUS 25

--------------------------------------------------------------------------------

                                                       MID-CAP   MID-CAP   SMALL-CAP   SMALL-CAP   U.S. GOVERNMENT   U.S. GOVERNMENT
                                                       GROWTH     VALUE      GROWTH      VALUE       MONEY MARKET      MONEY MARKET
------------------------------------------------------------------------------------------------------------------------------------
                                                       H-CLASS   H-CLASS    H-CLASS     H-CLASS     ADVISOR CLASS     INVESTOR CLASS
------------------------------------------------------------------------------------------------------------------------------------
SHAREHOLDER FEES 1                                      None      None       None        None           None              None

ANNUAL FUND OPERATING EXPENSES
(EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)

Management Fees                                         0.75%     0.75%      0.75%       0.75%          0.50%             0.50%

Distribution and/or Shareholder Service (12b-1) Fees    0.25%     0.25%      0.25%       0.25%          0.25%             None

Other Expenses                                          0.52%     0.52%      0.53%       0.52%          0.67%             0.42%
                                                       -----------------------------------------------------------------------------
Total Annual Fund Operating Expenses                    1.52%     1.52%      1.53%       1.52%          1.42%             0.92%
                                                       =============================================================================

                                [GRAPHIC OMITTED]

26

FUND FEES AND EXPENSES (CONTINUED)
--------------------------------------------------------------------------------

EXAMPLE

The Examples that follow are intended to help you compare the cost of investing in Investor Class Shares, Advisor Class Shares or H-Class Shares of the Funds with the cost of investing in other mutual funds.

The Examples assume that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year and that the Funds' operating expenses remain the same. Although your actual costs may be higher or lower, the Examples reflect your costs based on these assumptions.

FUND                                             1 YEAR   3 YEARS   5 YEARS   10 YEARS
--------------------------------------------------------------------------------------
LARGE-CAP GROWTH -- H-CLASS                       $155      $480      $829     $1,813
LARGE-CAP VALUE -- H-CLASS                        $154      $477      $824     $1,802
MID-CAP GROWTH -- H-CLASS                         $155      $480      $829     $1,813
MID-CAP VALUE -- H-CLASS                          $155      $480      $829     $1,813
SMALL-CAP GROWTH -- H-CLASS                       $156      $483      $834     $1,824
SMALL-CAP VALUE -- H-CLASS                        $155      $480      $829     $1,813
U.S. GOVERNMENT MONEY MARKET -- ADVISOR CLASS     $145      $449      $776     $1,702
U.S. GOVERNMENT MONEY MARKET -- INVESTOR CLASS    $ 94      $293      $509     $1,131

                                [GRAPHIC OMITTED]

                                                                   PROSPECTUS 27

MORE INFORMATION ABOUT THE FUNDS:
-------------------------------------------------------------------------------
BENCHMARKS AND INVESTMENTS

The Domestic Equity-Style Funds seek to provide investment results that either match the performance of a specific benchmark on a daily basis or correlate to the performance of a specific benchmark over time.

The current benchmark used by each Fund is set forth below:

FUND                                                BENCHMARK
--------------------------------------------------------------------------------
LARGE-CAP GROWTH FUND                               S&P 500/CITIGROUP PURE
                                                    GROWTH INDEX

LARGE-CAP VALUE FUND                                S&P 500/CITIGROUP PURE
                                                    VALUE INDEX

MID-CAP GROWTH FUND                                 S&P MIDCAP 400/CITIGROUP
                                                    PURE GROWTH INDEX

MID-CAP VALUE FUND                                  S&P MIDCAP 400/CITIGROUP
                                                    PURE VALUE INDEX

SMALL-CAP GROWTH FUND                               S&P SMALLCAP 600/CITIGROUP
                                                    PURE GROWTH INDEX

SMALL-CAP VALUE FUND                                S&P SMALLCAP 600/CITIGROUP
                                                    PURE VALUE INDEX

A BRIEF GUIDE TO THE UNDERLYING INDICES

S&P 500/CITIGROUP PURE GROWTH INDEX. The S&P 500/Citigroup Pure Growth Index is narrow in focus, containing only those S&P 500 companies with strong growth characteristics. As of December 29, 2006, the S&P 500/Citigroup Pure Growth Index included companies with a capitalization range of $2.3 billion to $439 billion.

S&P 500/CITIGROUP PURE VALUE INDEX. The S&P 500/Citigroup Pure Value Index is narrow in focus, containing only those S&P 500 companies with strong value characteristics. As of December 29, 2006, the S&P 500/Citigroup Pure Value Index included companies with a capitalization range of $1.7 billion to $273.6 billion.

S&P MIDCAP 400/CITIGROUP PURE GROWTH INDEX. The S&P MidCap 400/Citigroup Pure Growth Index is narrow in focus, containing only those S&P MidCap 400 companies with strong growth characteristics. As of December 29, 2006, the S&P MidCap 400/Citigroup Pure Growth Index included companies with a capitalization range of $693 million to $8.6 billion.

S&P MIDCAP 400/CITIGROUP PURE VALUE INDEX. The S&P MidCap 400/Citigroup Pure Value Index is narrow in focus, containing only those S&P MidCap 400 companies with strong value characteristics. As of December 29,

                                [GRAPHIC OMITTED]

28

2006, the S&P MidCap 400/Citigroup Pure Value Index included companies with a capitalization range of $522 million to $6.4 billion.

S&P SMALLCAP 600/CITIGROUP PURE GROWTH INDEX. The S&P SmallCap 600/Citigroup Pure Growth Index is narrow in focus, containing only those S&P SmallCap 600 companies with strong growth characteristics. As of December 29, 2006, the S&P SmallCap 600/Citigroup Pure Growth Index included companies with a capitalization range of $185 million to $3.7 billion.

S&P SMALLCAP 600/CITIGROUP PURE VALUE INDEX. The S&P SmallCap 600/Citigroup Pure Value Index is narrow in focus, containing only those S&P SmallCap 600 companies with strong value characteristics. As of December 29, 2006, the S&P SmallCap 600/Citigroup Pure Value Index included companies with a capitalization range of $66 million to $2.9 billion.

--------------------------------------------------------------------------------
UNDERSTANDING COMPOUNDING

It is important to understand the effects of compounding when investing in any mutual fund. The following simple example provides an illustration:

Assume you invest $100 in Fund A, a typical index fund that seeks to match the performance of its underlying index. If the index increases 10% on day one, the value of your shares in Fund A would be expected to increase $10 (10% of $100) to $110. The next day, if the index decreases 10%, the value of your shares in Fund A would be expected to decrease $11 (10% of $110) to $99.

Because of the effect of compounding, the value of your investment declined even though the index went up 10% on day one and down 10% on day two.

The example demonstrates that over time, the cumulative percentage increase or decrease in the net asset value of a fund may diverge significantly from the cumulative percentage increase or decrease in the multiple of the return of the index underlying a fund's benchmark due to the compounding effect of losses and gains on the returns of the fund.
--------------------------------------------------------------------------------

ADVISOR'S INVESTMENT METHODOLOGY

The Advisor develops and implements structured investment strategies designed to achieve each Fund's objective.

The Advisor uses quantitative methods to construct portfolios that correlate highly with their respective benchmarks. Statistical techniques are then used to determine the optimal mix of assets for each Fund. The Advisor places particular emphasis on controlling risk relative to each Fund's benchmark or market sector in order to maintain consistency and predictability.

                                [GRAPHIC OMITTED]

                                                                   PROSPECTUS 29

DOMESTIC EQUITY-STYLE FUNDS. The Advisor's primary objective for the Funds is to match with the performance of the index underlying each Fund's benchmark.

OTHER INVESTMENT PRACTICES AND STRATEGIES
Please see the Statement of Additional Information (the "SAI") for a more complete list of portfolio investment strategies, permitted investments and related risks.

PORTFOLIO HOLDINGS

A description of the Funds' policies and procedures with respect to the disclosure of Fund portfolio securities is available in the SAI.

                                [GRAPHIC OMITTED]

30

INVESTING WITH RYDEX:
--------------------------------------------------------------------------------
SHAREHOLDER INFORMATION

Advisor Class Shares are offered exclusively through authorized securities brokers and other financial intermediaries. Investor Class and H-Class Shares are offered directly through Rydex Fund Services Inc. and also through authorized securities brokers and other financial intermediaries. Unlike Investor Class Shares, Advisor Class Shares and H-Class Shares have distribution and shareholder service fees which compensates financial intermediaries, in part, for services they provide to investors who purchase Advisor Class Shares and H-Class Shares of the Funds.

OPENING YOUR ACCOUNT

You will need to open a Rydex shareholder account to make share transactions -buy, sell or exchange shares of the Funds. You can request an account application by calling Rydex Client Services at 800.820.0888 or 301.296.5406 or simply download an application from the Rydex web site - www.rydexinvestments.com. Certain account types may be opened online via the website. For more information on opening an account, call Rydex Client Services at 800.820.0888 or 301.296.5406 or visit www.rydexinvestments.com.

The type of application you will need depends on the type of account you want to open. For example, if you are opening a retirement account, such as an IRA, you will need to complete a different application than you would if you were opening a taxable account. When you call Rydex to request an account application, be sure to let the Client Services representative know what type of account you want to open to ensure that you receive the correct application.

If you open your account through a broker or other financial intermediary, your financial intermediary will ordinarily assist you in completing the necessary application to open your account with Rydex.

--------------------------------------------------------------------------------
MINIMUM AMOUNTS FOR ESTABLISHING ACCOUNTS

The minimum initial investment amounts for accounts held through a third party (e.g., a brokerage account) are:

o  $1,000 for retirement accounts

o  $2,500 for all other accounts

Accounts held DIRECTLY at Rydex are subject to a minimum account balance of $25,000 FOR NON-MANAGED ACCOUNTS (INCLUDING RETIREMENT ACCOUNTS) and $15,000 FOR ACCOUNTS MANAGED BY FINANCIAL INTERMEDIARIES. Accounts opened through a financial intermediary (non-direct) will be subject to your financial intermediary's minimum initial investment amount and minimum account balance requirements, which may be different than the amounts above.

To open an IRA account with Rydex directly, you must transfer an existing IRA (or multiple IRAs) in order to meet the minimum investment amount requirements.
--------------------------------------------------------------------------------

                                [GRAPHIC OMITTED]

                                                                  PROSPECTUS  31

--------------------------------------------------------------------------------
There are no minimum amounts for subsequent investments in the Funds except for subsequent investments made via Automated Clearing House ("ACH"). For more information about subsequent investments via ACH please see "Purchase Procedures" below. Rydex reserves the right to modify its minimum account requirements at any time, with or without prior notice to you.
--------------------------------------------------------------------------------

TIPS TO SUCCESSFULLY COMPLETE YOUR ACCOUNT APPLICATION

o You must provide each account holder's social security number or tax ID number and date of birth on the application to avoid a delay in processing.

o Attach a copy of the trust document when establishing a trust account.

o When establishing an account for your corporation, partnership or self directed retirement plan, please indicate the correct account type to ensure proper tax reporting, and provide a copy of one of the following documents: registered articles of incorporation, government-issued business license, partnership papers, plan documents or other official documentation that verifies the entity and lists the authorized individuals. Failure to provide this documentation may result in a delay in processing your application.

o You must provide a street address (Rydex does not accept P.O. Box only addresses). If any joint owner has a different address than the account registration, please indicate what it is on the application.

o BE SURE TO SIGN THE APPLICATION.

o If you open an account directly with Rydex you will receive a confirmation statement by mail confirming your initial purchase. Review this confirmation carefully to ensure that all of the information is correct. Notify us promptly of any errors.

TRANSACTION INFORMATION
--------------------------------------------------------------------------------

This section provides important information about the procedures that you must follow when you buy, sell or exchange shares of the Funds. You may submit transaction orders to buy, sell or exchange Fund shares on any day that the NYSE is open for business (a "Business Day"). On any day that the Federal Reserve Bank of New York or the NYSE closes early, the principal government securities and corporate bond markets close early (such as on days in advance of holidays generally observed by participants in these markets), or as permitted by the U.S. Securities and Exchange Commission (the "SEC"), the Funds reserve the right to advance the time that NAV is calculated and, correspondingly, the time by which purchase and redemption orders must be received.

                                [GRAPHIC OMITTED]

32

Notwithstanding the foregoing, the U.S. Government Money Market Fund reserves the right to accept orders to purchase or redeem shares on any day that is not a Business Day and the Federal Reserve Bank of New York or National Securities Clearing Corporation remains open. In addition, the U.S. Government Money Market Fund may designate special hours of operation on any such day. In the event that the U.S. Government Money Market Fund invokes the right to accept orders to purchase or redeem shares on any day that is not a Business Day and/or adopt special hours of operation, the U.S. Government Money Market Fund will post advance notice of these events at www.rydexinvestments.com.

TRANSACTION CUT-OFF TIMES

All shareholder transaction orders are processed at the NAV next determined after your transaction order is received with all of the necessary information, sometimes referred to as "good order," by the Funds' transfer agent, distributor, or authorized dealer. The following transaction cut-off times have been established in order to allow the transfer agent appropriate time to report the current day's trading activity to the Funds' Advisor. Any application that is sent to the transfer agent does not constitute a purchase order until the transfer agent processes the application and receives correct payment by check, wire transfer or ACH.

--------------------------------------------------------------------------------
                                                              AFTERNOON
METHOD             FUND                                     CUT-OFF TIME
--------------------------------------------------------------------------------
By Mail            All Funds                                 Market Close
--------------------------------------------------------------------------------
By Phone
                   Domestic Equity - Style Funds       3:45 P.M., Eastern Time
                   -------------------------------------------------------------
                   U.S. Government
                   Money Market Fund*                  1:00 P.M., Eastern Time
--------------------------------------------------------------------------------
By Internet
                   Domestic Equity - Style Funds       3:50 P.M., Eastern Time
                   -------------------------------------------------------------
                   U.S. Government
                   Money Market Fund*                  1:00 P.M., Eastern Time
--------------------------------------------------------------------------------
By Financial
Intermediary       All Funds                                 Market Close**
--------------------------------------------------------------------------------

* TO RECEIVE THE CURRENT BUSINESS DAY'S DIVIDEND FOR THE U.S. GOVERNMENT MONEY MARKET FUND, THE FUND MUST RECEIVE YOUR WIRE PURCHASE ORDER BY 1:00 P.M., EASTERN TIME. ALL REDEMPTION ORDERS RECEIVED PRIOR TO 1:00 P.M., EASTERN TIME WILL NOT RECEIVE THE CURRENT BUSINESS DAY'S DIVIDEND. ALL REDEMPTION ORDERS RECEIVED AFTER 1:00 P.M., EASTERN TIME ARE ENTITLED TO RECEIVE THE CURRENT BUSINESS DAY'S DIVIDEND.

** EACH FINANCIAL INTERMEDIARY MAY HAVE ITS OWN RULES ABOUT SHARE TRANSACTIONS, AND MAY HAVE DIFFERENT CUT-OFF TIMES FOR PROCESSING YOUR TRANSACTION ORDER.

                                [GRAPHIC OMITTED]

                                                                   PROSPECTUS 33

EARLY TRANSACTION CUT-OFF TIMES

On any day that a Fund calculates NAV earlier than normal, as described below, Rydex reserves the right to advance the time on that day by which shareholder transaction orders must be received by the transfer agent.

--------------------------------------------------------------------------------
CALCULATING NAV

The price at which you buy, sell and exchange shares is the net asset value per share, which is also known as NAV.

Each Fund calculates its NAV by:

o     Taking the current market value of its total assets

o     Subtracting any liabilities

o     Dividing that amount by the total number of shares owned by shareholders

The Funds calculate NAV once each Business Day as of the regularly scheduled close of normal trading on the NYSE (normally, 4:00 p.m., Eastern Time). If the primary exchange or market where the Funds' securities or other investments trade closes early - such as on days in advance of holidays generally observed by participants in these markets - the Funds may calculate NAV as of the earlier closing time in accordance with the policies set forth in the Funds' SAI. For more information on these early closings, please call 800.820.0888 or visit the Rydex web site - www.rydexinvestments.com.

In calculating NAV, the Funds generally value their investment portfolios based on the market price of the securities as of the time the Funds determine NAV. If market prices are unavailable or the Funds think that they are unreliable, the Funds price those securities at fair value as determined in good faith using methods approved by the Board of Trustees. For example, market prices may be unavailable if trading in a particular portfolio security was halted during the day and did not resume prior to the Funds' NAV calculation. The Funds may view market prices as unreliable when the value of a security has been materially affected by events occurring after the market closes, but prior to the time as of which the Funds calculate NAV.

The use of fair valuation in pricing a security involves the consideration of a number of subjective factors and therefore, is susceptible to the unavoidable risk that the valuation may be higher or lower than the price at which the security might actually trade if a reliable market price were readily available.

The U.S. Government Money Market Fund values its assets using the amortized cost method of valuation pursuant to procedures approved by the Funds' Board of Trustees.

More information about the valuation of the Funds' holdings and the amortized cost method can be found in the SAI.
--------------------------------------------------------------------------------

                                [GRAPHIC OMITTED]
34

TRANSACTIONS THROUGH YOUR FINANCIAL INTERMEDIARY

If you opened your account through a financial intermediary, you will ordinarily submit your transaction orders through that financial intermediary. Your financial intermediary is responsible for ensuring that your transaction order is in good order, and promptly transmitting your order to the Funds. Transaction orders received in good order by your financial intermediary will be processed at the Funds' next determined NAV. Financial intermediaries may charge fees for the services they provide to you in connection with processing your transaction order or maintaining your account with them. Each financial intermediary may also have its own rules about minimum initial investment amounts, minimum account balances, share transactions, limits on the number of share transactions you are permitted to make in a given time period, and may have different cut-off times for processing your transaction order. For more information about your financial intermediary's rules and procedures, you should contact your financial intermediary directly.

BUYING FUND SHARES
--------------------------------------------------------------------------------

The Funds offer their shares continuously and investors may submit purchase orders to buy shares on any Business Day. However, Rydex reserves the right to reject or refuse, in whole or in part, any purchase order for Fund shares. Purchase orders, like any other share transaction, are subject to the Funds' transaction cut-off times and will be processed at the NAV next determined after your purchase order is received in good order.

PURCHASE PROCEDURES

The Funds offer you the option to submit purchase orders through your financial intermediary or send purchase orders by mail, fax or internet and send purchase proceeds by check, wire transfer or ACH. The Funds do not accept cash or cash equivalents (such as travelers' checks, money orders or bearer bonds), government checks, third-party checks, starter checks or checks drawn on a line of credit (including credit card convenience checks). Cashiers checks, bank checks, official checks and treasurers' checks less than or equal to $10,000 are also not accepted. Rydex reserves the right to refuse other payment instruments if, in the sole discretion of Fund management, it is deemed to be in the best interests of the Funds. You may buy shares and send your purchase proceeds by any of the following methods:

                                [GRAPHIC OMITTED]

                                                                  PROSPECTUS 35

--------------------------------------------------------------------------------
                         INITIAL PURCHASE               SUBSEQUENT PURCHASES
                  --------------------------------------------------------------
                  Complete the account             Complete the Rydex investment
                  application that corresponds     slip included with your
                  to the type of account you are   quarterly statement or send
                  opening.                         written purchase instructions
                                                   that include:
                  o   MAKE SURE TO DESIGNATE THE
                      RYDEX FUND(S) YOU WANT TO    o   YOUR NAME
                      PURCHASE.
                                                   o   YOUR SHAREHOLDER ACCOUNT
BY MAIL           o   MAKE SURE YOUR INVESTMENT        NUMBER
                      MEETS THE ACCOUNT MINIMUM.
IRA AND OTHER                                      o   THE RYDEX FUND(S) YOU
RETIREMENT                                             WANT TO PURCHASE.
ACCOUNTS REQUIRE
ADDITIONAL        --------------------------------------------------------------
PAPERWORK.                     Make your check payable to RYDEX INVESTMENTS.
                  --------------------------------------------------------------
                          Your check must be drawn on a U.S. bank and payable
                                         in U.S. Dollars.
                  --------------------------------------------------------------
CALL RYDEX           Include the name of the Rydex Fund(s) you want to purchase
CLIENT SERVICES                           on your check.
TO REQUEST A            IF YOU DO NOT SPECIFY THE RYDEX FUND(S) YOU WANT TO
RETIREMENT              PURCHASE, YOUR INVESTMENT WILL BE CREDITED TO THE
ACCOUNT INVESTOR              U.S. GOVERNMENT MONEY MARKET FUND.
APPLICATION KIT.  --------------------------------------------------------------
                      Mail your application and      Mail your written purchase
                              check to:              instructions and check to:
                  --------------------------------------------------------------
                  MAILING ADDRESS:
                  Rydex Investments
                  Attn: Ops. Dept.
                  9601 Blackwell Road, Suite 500
                  Rockville, MD 20850
--------------------------------------------------------------------------------

                                [GRAPHIC OMITTED]

36

--------------------------------------------------------------------------------
                          INITIAL PURCHASE              SUBSEQUENT PURCHASES
                   -------------------------------------------------------------
                   Submit new account paperwork,   Be sure to designate in your
                   and then call Rydex to obtain   wire instructions the Rydex
                   your account number.            Fund(s) you want to purchase.

                   o  MAKE SURE TO DESIGNATE THE
                      RYDEX FUND(S) YOU WANT TO
                      PURCHASE.

                   o  MAKE SURE YOUR INVESTMENT
                      MEETS THE ACCOUNT MINIMUM.
BY WIRE            -------------------------------------------------------------
                   To obtain "same-day credit" (to get that Business Day's NAV)
RYDEX CLIENT       for your purchase order, YOU MUST CALL RYDEX CLIENT SERVICES
SERVICES PHONE     AND PROVIDE THE FOLLOWING INFORMATION PRIOR TO THE
NUMBER:            TRANSACTION CUT-OFF TIME FOR THE RYDEX FUND(S) YOU ARE
800.820.0888       PURCHASING:
OR
301.296.5406       o  Account Number

                   o  Fund Name

                   o  Amount of Wire

                   o  Fed Wire Reference Number (upon request)

                   You will receive a confirmation number to verify that your purchase order has been accepted.

                     IF YOU DO NOT NOTIFY RYDEX CLIENT SERVICES OF THE INCOMING
                     WIRE, YOUR PURCHASE ORDER WILL NOT BE PROCESSED UNTIL THE
                          BUSINESS DAY FOLLOWING THE RECEIPT OF THE WIRE.
                   -------------------------------------------------------------
                   WIRE INSTRUCTIONS:
                   U.S. Bank
                   Cincinnati, OH
                   Routing Number: 0420-00013
                   For Account of: Rydex Investments
                   Account Number: 48038-9030
                   [Your Name]
                   [Your shareholder account number]

                   IF YOU DO NOT SPECIFY THE RYDEX FUND(S) YOU WANT TO PURCHASE,
                     YOUR INVESTMENT WILL BE CREDITED TO THE U.S. GOVERNMENT
                                      MONEY MARKET FUND.
--------------------------------------------------------------------------------

                                [GRAPHIC OMITTED]

                                                                   PROSPECTUS 37

--------------------------------------------------------------------------------
                          INITIAL PURCHASE              SUBSEQUENT PURCHASES
                   -------------------------------------------------------------
                   Submit new account paperwork,   SUBSEQUENT PURCHASES MADE
                   and then call Rydex to          VIA ACH MUST BE A MINIMUM
                   obtain your account number.     OF $50. To make a subsequent
                   Be sure to complete the         purchase send written
                   "Electronic Investing via       purchase instructions that
                   ("ACH")" section. Then, fax     include:
                   it to Rydex (ONLY Individual,
                   Joint and UGMA/UTMA             o  YOUR NAME
BY ACH             accounts may be opened by fax).
(FAX)                                              o  YOUR SHAREHOLDER ACCOUNT
                   o  MAKE SURE TO INCLUDE A          NUMBER
RYDEX FAX             LETTER OF INSTRUCTION
NUMBER:               REQUESTING THAT WE PROCESS   o  THE RYDEX FUND(S) YOU WANT
301.296.5103          YOUR PURCHASE BY ACH.           TO PURCHASE

                   o  MAKE SURE TO DESIGNATE THE   o  ACH BANK INFORMATION (IF
                      RYDEX FUND(S) YOU WANT TO       NOT ON RECORD).
                      PURCHASE.

                   o  MAKE SURE YOUR INVESTMENT
                      MEETS THE ACCOUNT MINIMUM.

--------------------------------------------------------------------------------

BY ACH                     Follow the directions on the Rydex web site -
(INTERNET)                            www.rydexinvestments.com

--------------------------------------------------------------------------------

CANCELLED PURCHASE ORDERS

Rydex will ordinarily cancel your purchase order under the following circumstances:

      o     if your bank does not honor your check for any reason

      o     if the transfer agent (Rydex) does not receive your wire transfer

      o     if the transfer agent (Rydex) does not receive your ACH transfer

      o     if your bank does not honor your ACH transfer

IF YOUR PURCHASE ORDER IS CANCELLED FOR ANY OF THESE REASONS, YOU WILL NOT BE ENTITLED TO BENEFIT FROM ANY INCREASE IN NAV THAT THE FUND(S) MAY HAVE EXPERIENCED FROM THE TIME OF YOUR ORDER TO THE TIME OF ITS CANCELLATION. IN ADDITION, IF THE FUND(S) NAV DECREASES IN VALUE FROM THE TIME OF YOUR ORDER TO THE TIME OF ITS CANCELLATION, THE FUND(S) WILL HOLD YOU LIABLE FOR ANY LOSSES THAT IT INCURS AS A RESULT OF YOUR CANCELLED ORDER.

                                [GRAPHIC OMITTED]

38

SELLING FUND SHARES
--------------------------------------------------------------------------------

The Funds redeem their shares continuously and investors may sell their shares back to the Funds on any Business Day. You may redeem all or any portion of your Fund shares at the Funds' next determined NAV calculated after your redemption order is received in good order by the transfer agent. Redemption orders, like any other share transaction, are subject to the Funds' transaction cut-off times and will be processed at the NAV next determined after your redemption order is received in good order by the transfer agent.

The Funds may suspend your right to redeem your shares during times when trading on the NYSE is suspended or restricted, or otherwise as permitted by the SEC. The Funds reserve the right to pay part of your redemption proceeds in liquid securities with a market value equal to the redemption price.

REDEMPTION PROCEDURES

You will ordinarily submit your transaction order through your financial intermediary or other securities dealers through which you opened your shareholder account or through Rydex directly. The Funds also offer you the option to send redemption orders to Rydex by:

--------------------------------------------------------------------------------
                 Rydex Investments
   MAIL          Attn: Ops. Dept.
                 9601 Blackwell Road, Suite 500
                 Rockville, MD 20850
--------------------------------------------------------------------------------
                 301.296.5103

   FAX           If you send your redemption order by fax, you must call Rydex
                 Client Services at 800.820.0888 or 301.296.5406 to verify that your fax was received and when it will be processed.
--------------------------------------------------------------------------------
 TELEPHONE       800.820.0888 or 301.296.5406 (not available for retirement accounts)
--------------------------------------------------------------------------------

Whether you transmit your redemption order by mail, fax or telephone, you must include the following information in your redemption order:

      o     your name

      o     your shareholder account number

      o     Fund name(s)

      o     dollar amount or number of shares you would like to sell

      o whether you want your sale proceeds sent to you by check, wire or ACH (a new alternate payee or new wire instructions may require a signature guarantee)

      o signature of account owner(s) (not required for telephone redemptions)

                                [GRAPHIC OMITTED]

                                                                   PROSPECTUS 39

You may only place a redemption order if you are the registered owner of the account or the registered owner has given Rydex written authorization to allow you to make redemptions from the account. You will receive a confirmation number for your redemption. Please retain it for your records.

DISTRIBUTIONS FROM QUALIFIED RETIREMENT ACCOUNTS

Distributions from your tax-qualified plan or individual retirement account
(IRA) may have adverse tax consequences to you. You should consult your tax adviser before redeeming shares and making distributions from your tax-qualified plan or IRA account. All requests for distributions of redemption proceeds from tax-qualified plan and IRA accounts must be in writing. All distributions from tax-qualified plans and IRAs are subject to tax withholding rules.

RECEIVING YOUR REDEMPTION PROCEEDS

Your redemption proceeds normally will be sent within seven days of the transfer agent receiving your request. For redemption orders that settle on federal bank holidays, your redemption proceeds will be sent on the next Business Day following the holiday. FOR INVESTMENTS MADE BY CHECK OR ACH (NOT WIRE PURCHASES), PAYMENT OF REDEMPTION PROCEEDS MAY BE DELAYED UNTIL THE TRANSFER AGENT IS REASONABLY SATISFIED THAT YOUR PURCHASE HAS CLEARED. IT MAY TAKE UP TO 15 DAYS FOR YOUR PURCHASE TO CLEAR.

All redemptions will be mailed to your address of record, sent electronically via ACH or wired to your bank account of record. You may request overnight mail service for an additional fee. If you request payment of redemption proceeds to a third party or to a location other than your address of record or bank account of record, your redemption request must be IN WRITING AND MUST INCLUDE A SIGNATURE GUARANTEE AND MAY NOT BE FAXED.

--------------------------------------------------------------------------------
SIGNATURE GUARANTEES

Signature guarantees help protect you and your account against fraud. You can obtain a signature guarantee at most banks and financial intermediaries. A notary public cannot provide a signature guarantee. You may not use fax to transmit a signature guarantee to the Funds.
--------------------------------------------------------------------------------

REDEEMING SHARES BY DRAFT CHECKWRITING

If you hold shares directly, you may redeem shares from the U.S. Government Money Market Fund by writing draft checks for $500 or more on your existing account. The draft checks may be made payable to any person or entity and your account will continue to earn dividends until the draft check clears. If your balance in the U.S. Government Money Market Fund is insufficient to cover the amount of your draft check, the transfer agent will automatically

                                [GRAPHIC OMITTED]

40

exchange sufficient funds from your Rydex Fund with the highest account balance to cover the draft check.

You can obtain a draft checkwriting application by calling 800.820.0888. Because of the difficulty of determining in advance the exact value of your Fund account, you may not use a draft check to close your account. There is no fee for the draft checkwriting privilege, but if payment on a check is stopped upon your request, or if the draft check cannot be honored because of insufficient funds or other valid reasons, you may be charged a fee by the financial institution where you presented your check for payment. Rydex may also charge a $25 fee for a draft check that cannot be honored due to insufficient funds. The Funds may suspend the checkwriting privilege at any time.

LOW BALANCE ACCOUNTS

To offset the administrative expense of servicing small accounts, the Funds may impose, without additional notice, an administrative fee of $15 per year during periods where your account balance falls below the account minimum requirements for any reason. The Funds may redeem your shares if the value of your account falls below the required minimum investment amount. However, the Funds will provide you with at least 30 days' written notice to allow you sufficient time to add to your account and avoid the redemption of your shares.

EXCHANGING FUND SHARES
--------------------------------------------------------------------------------

Unlike most mutual funds, the Funds offer unlimited exchange privileges with no minimum holding periods or transaction fees. An exchange is when you sell shares of one Rydex Fund and use the proceeds from that sale to purchase shares of another Rydex Fund. Investors may make exchanges on any Business Day of Investor Class Shares of any Rydex Fund for Investor Class Shares (H-Class Shares, if applicable) of any other Rydex Fund on the basis of the respective NAVs of the shares involved. Investors may similarly make exchanges of Advisor Class Shares or H-Class Shares of any Rydex Fund for Advisor Class Shares or H-Class Shares of any other Rydex Fund on the basis of the respective NAVs of the shares involved on any Business Day. Exchange requests, like any other share transaction, will be processed at the NAV next determined after your exchange order is received in good order. Exchanges involving other Rydex Funds not included in this Prospectus may be subject to different transaction cut-off times. All exchange requests must be received by the Rydex Funds' transfer agent prior to the cut-off time of the Rydex Fund you are exchanging out of or the Rydex Fund you are exchanging into, whichever is earlier, to be processed at that Business Day's NAV. See "Exchanges with Other Rydex

                                [GRAPHIC OMITTED]

                                                                   PROSPECTUS 41

Funds" below for additional information. The exchange privilege may be modified or discontinued at any time.

EXCHANGE PROCEDURES

You will ordinarily submit your transaction order through your financial intermediary or other securities dealers through which you opened your shareholder account or through Rydex directly. The Funds also offer you the option to send exchange requests to Rydex by:

--------------------------------------------------------------------------------
                 Rydex Investments
   MAIL          Attn: Ops. Dept.
                 9601 Blackwell Road, Suite 500
                 Rockville, MD 20850
--------------------------------------------------------------------------------
                 301.296.5101

                 If you send your exchange request by fax, you must call Rydex
   FAX           Client Services at 800.820.0888 to verify that your fax was received and when it will be processed.
--------------------------------------------------------------------------------
 TELEPHONE       800.820.0888 OR 301.296.5406
--------------------------------------------------------------------------------
                 Follow the directions on the Rydex web site
 INTERNET        - www.rydexinvestments.com
--------------------------------------------------------------------------------

Whether you transmit your exchange request by mail, fax, telephone or inter-net, you must include the following information in your exchange request:

      o     your name

      o     your shareholder account number

      o Fund name(s) you are exchanging out of (selling) and Fund name(s) you are exchanging into (buying)

      o dollar amount, number of shares or percentage of Fund position involved in the exchange

      o signature of account owner(s) (not required for telephone or internet exchanges)

You may only place exchange orders if you are the registered owner of the account or the registered owner has given Rydex written authorization to allow you to trade the account. You will receive a confirmation number for your exchange. Please retain it for your records.

MINIMUM EXCHANGE AMOUNTS

The minimum amount for an exchange is either $1,000 or 100% of the Fund position from which the exchange is coming, whichever is less. If you are exchanging the minimum amount, you may not split the proceeds between

                                [GRAPHIC OMITTED]

42

multiple Rydex Funds. If you place exchange transactions in shares or in percentages, the minimum exchange amount still applies. This minimum may be waived for accounts that are part of an asset allocation strategy.

EXCHANGES WITH OTHER RYDEX FUNDS

On any Business Day, investors may make exchanges of Investor Class Shares of the Funds for Investor Class Shares (or H-Class Shares, if applicable), and Advisor Class Shares of the Funds for Advisor Class Shares (or H-Class Shares, if applicable), of any Rydex Fund not offered in this Prospectus. WHILE MOST RYDEX FUNDS OFFER UNLIMITED EXCHANGE PRIVILEGES WITH NO MINIMUM HOLDING PERIODS OR TRANSACTION FEES, CERTAIN RYDEX FUNDS DO NOT ALLOW UNLIMITED TRADING. IF YOU ARE CONTEMPLATING AN EXCHANGE FOR SHARES OF ANY RYDEX FUND NOT OFFERED IN THIS PROSPECTUS, YOU SHOULD OBTAIN AND REVIEW THAT RYDEX FUND'S CURRENT PROSPECTUS BEFORE MAKING THE EXCHANGE. You can obtain a prospectus for any Rydex Fund not offered in this Prospectus by calling 800.820.0888 or 301.296.5406 or visiting the Rydex web site at www.rydexinvestments.com.

RYDEX ACCOUNT POLICIES
--------------------------------------------------------------------------------

SHAREHOLDER IDENTIFICATION AND VERIFICATION

Federal regulations may require the Funds to obtain your name, your date of birth (for a natural person), your residential street address or principal place of business and your Social Security Number, Employer Identification Number or other government issued identification when you open an account. Additional information may be required in certain circumstances or to open accounts for corporations or other entities. The Funds may use this information to attempt to verify your identity. The Funds may not be able to establish an account if the necessary information is not received. The Funds may also place limits on account transactions while it is in the process of attempting to verify your identity. Additionally, if the Funds are unable to verify your identity after your account is established, the Funds may be required to redeem your shares and close your account.

Rydex provides accounts for U.S. citizens and resident aliens. We will not open a new account for any non-resident aliens (natural person or entity). If you are unsure of your status please consult your tax adviser. Non-resident aliens may hold Rydex Funds through a financial intermediary, subject to that financial intermediary's requirements.

Customer identification and verification is part of the Funds' overall obligation to deter money laundering under applicable law. The Funds have adopted an anti-money laundering compliance program designed to prevent the Funds from

                                [GRAPHIC OMITTED]

                                                                   PROSPECTUS 43

being used for money laundering or the financing of terrorist activities. In this regard, the Funds reserve the right to (i) refuse, cancel or rescind any purchase or exchange order, (ii) freeze any account and/or suspend account services or (iii) involuntarily close your account in cases of threatening conduct or suspected fraudulent or illegal activity. These actions will be taken when, in the sole discretion of Fund management, they are deemed to be in the best interests of the Funds or in cases when the Funds are requested or compelled to do so by governmental or law enforcement authority. If your account is closed at the request of governmental or law enforcement authority, you may not receive proceeds of the redemption if the Funds are required to withhold such proceeds.

CHANGES TO YOUR ACCOUNT

For information on what is required to make changes and/or additions to your account and to obtain the appropriate forms, please visit the Rydex web site at www.rydexinvestments.com or call 800.820.0888 or 301.296.5406. If you own shares that are registered in your intermediary's name, and you want to transfer the registration to another intermediary or want the shares registered in your name, then you should contact your intermediary for instructions on how to make this change.

TRANSACTIONS OVER TELEPHONE OR INTERNET

Internet and telephone transactions are extremely convenient, but are not risk free. To ensure that your internet and telephone transactions are safe, secure, and as risk-free as possible, the Rydex Funds have instituted certain safeguards and procedures for determining the identity of web site users (including the use of secure passwords and 128-bit encryption technology) and telephone callers and authenticity of instructions. As a result, neither the Funds nor their transfer agent will be responsible for any loss, liability, cost, or expense for following internet, telephone or wire instructions they reasonably believe to be genuine. If you or your intermediaries make exchange requests by telephone or internet, you will generally bear the risk of any loss. Neither the Funds, nor their transfer agent, are responsible for internet transactions that are not received.

During periods of unusually high market activity or other times, it may be difficult to reach Rydex by telephone or access our internet site. Rydex and its affiliates will not be liable for any losses resulting from a cause over which Rydex or its affiliates do not have direct control, including but not limited to the failure of electronic or mechanical equipment or communication lines, telephone or other interconnect problems (e.g., if you are unable to access your online service provider), input errors on the internet, severe weather, facilities emergencies, earthquakes, floods and strikes or other labor problems. If you are not able to reach Rydex by your regular medium, consider sending written instructions.

                                [GRAPHIC OMITTED]

44

STATEMENTS & CONFIRMATIONS

You will receive statements and trade confirmations of your investment transactions. You may elect to suppress trade confirmations by requesting this option in writing or via the internet. You may choose to receive your confirmations and/or statements either by mail or electronically.

eDELIVERY SERVICES

eDelivery offers shareholders the convenience of receiving most communications (such as trade confirmations, statements, prospectuses and shareholder reports, etc.) from the Funds through the web via email notification. For more information on eDelivery, please visit the Rydex web site at www.rydexinvestments.com. The Funds reserve the right to discontinue your eDelivery service if two (2) or more e-mail notices are returned as undeliverable.

RYDEX EXPRESS LINE - 1(800) 717-7776

You may access information about the Rydex Funds and your Rydex account anytime with the Rydex Express Line. This automated line gives you telephone access to Rydex Fund information including NAVs, daily factors, fund assets and distributions as well as balance and history information on your Rydex account.

SERVICE AND OTHER FEES

Rydex may charge the following administrative fees on accounts held directly through the Funds' transfer agent for services associated with the following:

      o     $15 for wire transfers of redemption proceeds under $5,000

      o     $50 on purchase checks returned for insufficient funds

      o $25 to stop payment of a redemption check within 10 Business Days of the settlement date

      o $15 for standard overnight packages (fee may be higher for special delivery options)

      o     $25 for bounced draft checks or ACH transactions

      o     $15 per year for low balance accounts

      o The Funds reserve the right, upon notice, to charge you a fee to cover the costs of special requests for information that require extensive research or employee resources. Such requests could include a request for historical account transcripts or the retrieval of a significant number of documents.

Rydex reserves the right to change any of these fees or add additional service fees at any time.

                                [GRAPHIC OMITTED]

                                                                   PROSPECTUS 45

RETIREMENT ACCOUNT FEES

Certain retirement plans such as IRA, SEP, Roth IRA and 403(b) accounts are charged an annual $15 maintenance fee. Upon liquidating your retirement account, a $15 account-closing fee (and any unpaid annual maintenance fee) will be deducted from the proceeds of your redemption. You may pay the annual maintenance fee at any time during the calendar year by sending Rydex a check. If the annual maintenance fee is not paid separately prior to December, it will be deducted from your account.

ACCOUNT FEE WAIVERS

Certain fees may be waived for accounts with balances equal to or greater than $250,000 at the time the fee is charged. The fees that may be waived are the Annual maintenance fee and account-closing fee for retirement accounts and the fee for wires less than $5,000.

FREQUENT PURCHASES AND REDEMPTIONS OF FUND SHARES

Because the Funds are designed and operated to accommodate frequent trading by shareholders and, unlike most mutual funds, offer unlimited exchange privileges with no minimum holding periods or transaction fees, the Funds' Board of Trustees has not adopted policies and procedures designed to prevent market timing or to monitor for frequent purchases and redemptions of Fund shares. A significant portion of the assets of the Funds come from investors who take part in certain strategic and tactical asset allocation programs. The Funds anticipate that investors who take part in these programs may frequently redeem or exchange shares of the Funds, which may cause the Funds to experience high portfolio turnover. Higher portfolio turnover may result in the Funds paying higher levels of transaction costs and generating greater tax liabilities for shareholders. In addition, large movements of assets into and out of the Funds may negatively impact a Fund's ability to achieve its investment objective.

RIGHTS RESERVED BY THE FUNDS

The Funds reserve the right to close your account in cases of suspected fraudulent or illegal activity in accordance with applicable law. This action may be taken when, in the sole discretion of Fund management, it is deemed to be in the best interests of the Funds or in cases where the Funds are requested or compelled to do so by applicable law. If your account is closed at the request of governmental or law enforcement authority or pursuant to applicable law, you may not receive proceeds of the redemption if the Funds are required to withhold such proceeds.

                                [GRAPHIC OMITTED]

46

DISTRIBUTION AND
SHAREHOLDER SERVICES
--------------------------------------------------------------------------------

ADVISOR CLASS SHARES

The Funds have adopted a Distribution and Shareholder Services Plan with respect to Advisor Class Shares that allows the Funds to pay distribution and services fees to Rydex Distributors, Inc. (the "Distributor") and other firms that provide distribution or shareholder services ("Service Providers"). If a Service Provider provides distribution services, the Funds will pay distribution fees to the Distributor at an annual rate not to exceed 0.25% of average daily net assets, pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended. If a Service Provider provides shareholder services, the Funds will pay service fees to the Distributor at an annual rate not to exceed 0.25% of the average daily net assets of a Fund. The Distributor will, in turn, pay the Service Provider for the services it provides. Because these Funds pay these fees out of assets on an ongoing basis, over time these fees may cost you more than other types of sales charges.

H-CLASS SHARES

The Funds have adopted a Distribution Plan and a Shareholder Services Plan with respect to H-Class Shares that allows the Funds to pay distribution and/or services fees to Rydex Distributors, Inc. (the "Distributor") and other firms that provide distribution and/or shareholder services ("Service Providers"). The Funds will pay distribution fees to the Distributor at an annual rate not to exceed 0.25% of average daily net assets, pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended. If a Service Provider provides shareholder services, the Funds will pay service fees to the Distributor at an annual rate not to exceed 0.25% of the average daily net assets of a Fund. The Distributor will, in turn, pay the Service Provider for the services it provides. Because the Funds pay these fees out of assets on an ongoing basis, over time these fees may cost you more than other types of sales charges and will increase the cost of your investment.

COMPENSATION TO DEALERS

The Advisor, at its expense, may provide compensation to financial intermediaries for the sale of Fund shares. These payments may be made, at the discretion of the Advisor, to certain dealers who have sold shares of the Rydex Funds. The level of payments made to dealers will generally vary, but may be significant. These payments may provide an incentive for dealers to sell shares of the Rydex Funds and promote the retention of their customer's assets in the Funds. Any payments described above will not change the price paid by investors for the purchase of the applicable Rydex Fund's shares or the amount that any particular Rydex Fund will receive as proceeds from such sales. The Advisor determines the extent of such payments in its sole discretion in response to requests from dealer firms, based on

                                [GRAPHIC OMITTED]

                                                                   PROSPECTUS 47

factors it deems relevant, such as the dealer's sales, assets, share class utilized and the quality of the dealer's relationship with the Advisor. The Advisor periodically determines the advisability of continuing these payments. The Advisor may also pay expenses associated with meetings that facilitate educating financial advisers and shareholders about the Rydex Funds that are conducted by dealers.

DIVIDENDS AND DISTRIBUTIONS
--------------------------------------------------------------------------------

TIMING OF PAYMENTS

Income dividends, if any, are paid at least annually by each of the Funds, except the U.S. Government Money Market Fund, which declares dividends daily and pays them monthly or upon redemption. If you own Fund shares on a Fund's record date, you will be entitled to receive the dividend. The Funds may declare and pay dividends on the same date. The Funds make distributions of capital gains, if any, at least annually. The Funds, however, may declare a special capital gains distribution if the Board of Trustees believes that such a distribution would be in the best interests of the shareholders of a Fund.

DIVIDEND PAYMENT OPTIONS

Dividends and distributions will be paid in the form of additional Fund shares unless you have elected to receive payment in cash. If you did not elect to receive cash payments of dividends and distributions on your application, you must notify the Funds in writing to change your election prior to the date of the next distribution. Your election will become effective for dividends paid after the Funds receive your written notice. To cancel your election, simply send written notice to the Funds. Dividends and distributions with values of $10 or less may be automatically reinvested.

TAX INFORMATION
--------------------------------------------------------------------------------

The following is a summary of some important tax issues that affect the Funds and their shareholders. The summary is based on current tax laws, which may be changed by legislative, judicial or administrative action. You should not consider this summary to be a detailed explanation of the tax treatment of the Funds, or the tax consequences of an investment in the Funds. MORE INFORMATION ABOUT TAXES IS LOCATED IN THE SAI. YOU ARE URGED TO CONSULT YOUR TAX ADVISER REGARDING SPECIFIC QUESTIONS AS TO FEDERAL, STATE AND LOCAL INCOME TAXES.

TAX STATUS OF EACH FUND

Each Fund is treated as a separate entity for federal tax purposes, and intends to qualify for the special tax treatment afforded to regulated investment companies. As long as a Fund qualifies as a regulated investment company, it pays no federal income tax on the earnings it distributes to shareholders.

                                [GRAPHIC OMITTED]

48

TAX STATUS OF DISTRIBUTIONS

      o Each Fund will, at least annually, distribute substantially all of its net investment income and net capital gains income.

      o The income dividends and short-term capital gains distributions you receive from the Funds will be taxed as either ordinary income or qualified dividend income. Dividends that are qualified dividend income are eligible for the reduced maximum rate to individuals of 15% (5% for individuals in lower tax brackets) to the extent that the Fund receives qualified dividend income. The U.S. Government Money Market Fund expects to make primarily distributions that will not be treated as qualified dividend income.

      o Any long-term capital gains distributions you receive from a Fund are taxable as long-term capital gains regardless of how long you have owned your shares. Long-term capital gains are currently taxed at a maximum rate of 15%.

      o Absent further legislation, the maximum 15% tax rate on qualified dividend income and long-term capital gains will cease to apply to taxable years beginning after December 31, 2010.

      o Dividends and distributions are generally taxable to you whether you receive them in cash or in additional shares.

      o Corporate shareholders may be entitled to a dividends-received deduction for the portion of dividends they receive that are attributable to dividends received by a Fund from U.S. corporations, subject to certain limitations.

      o Long-term capital gains distributions will result from gains on the sale or exchange of capital assets held by a Fund for more than one year.

      o Distributions paid in January but declared by a Fund in October, November or December of the previous year may be taxable to you in the previous year.

      o A Fund will inform you of the amount of your ordinary income dividends, qualified dividend income, and long-term capital gain distributions shortly after the close of each calendar year.

      o If you hold your shares in a tax-qualified retirement account, you generally will not be subject to federal taxation on Fund distributions until you begin receiving distributions from your retirement account. You should consult your tax adviser regarding the tax rules that apply to your retirement account.

TAX STATUS OF SHARE TRANSACTIONS

EACH SALE, EXCHANGE, OR REDEMPTION OF FUND SHARES MAY BE A TAXABLE EVENT TO YOU. For tax purposes, an exchange of Fund shares for shares of a different Rydex Fund is treated the same as a sale. You should consider the tax consequences of any redemption or exchange before making such a request,

                                [GRAPHIC OMITTED]

                                                                   PROSPECTUS 49

especially with respect to redemptions if you invest in the Funds through a tax-qualified retirement plan.

STATE TAX CONSIDERATIONS

A Fund is not liable for any income or franchise tax in Delaware as long as it qualifies as a regulated investment company for federal income tax purposes. In addition to federal taxes, distributions by the Funds and ownership of Fund shares may be subject to state and local taxes. You should consult your tax adviser regarding how state and local tax laws affect your investment in Fund shares.

MANAGEMENT OF THE FUNDS
--------------------------------------------------------------------------------

INVESTMENT ADVISOR

Rydex Investments is located at 9601 Blackwell Road, Suite 500, Rockville, Maryland 20850, and serves as investment adviser of the Funds. The Advisor has served as the investment adviser of the Rydex Funds since each Rydex Fund's inception, and also serves as sub-adviser to several other mutual funds.

The Advisor makes investment decisions for the assets of the Funds and continuously reviews, supervises, and administers each Fund's investment program. The Board of Trustees of the Trust supervises the Advisor and establishes policies that the Advisor must follow in its day-to-day management activities. Pursuant to an investment advisory agreement between the Trust and the Advisor, the Funds paid the Advisor a fee for the fiscal year ended March 31, 2007 at an annualized rate based on the average daily net assets of each Fund, as set forth below:

                                                                        ADVISORY
FUND                                                                      FEE
--------------------------------------------------------------------------------
LARGE-CAP GROWTH ....................................................    0.75%
LARGE-CAP VALUE .....................................................    0.75%
MID-CAP GROWTH ......................................................    0.75%
MID-CAP VALUE .......................................................    0.75%
SMALL-CAP GROWTH ....................................................    0.75%
SMALL-CAP VALUE .....................................................    0.75%
U.S. GOVERNMENT MONEY MARKET ........................................    0.50%

The Advisor bears all of its own costs associated with providing these advisory services and the expenses of the members of the Board of Trustees who are affiliated with the Advisor. The Advisor may make payments from its own

                                [GRAPHIC OMITTED]

50

resources to broker-dealers and other financial institutions in connection with the sale of Fund shares.

A discussion regarding the basis for the Board's August 2006 approval of the Funds' investment advisory agreement is available in the Funds' September 30, 2006 Semi-Annual Report to Shareholders, which covers the period April 1, 2006 to September 30, 2006. A discussion regarding the basis for the Board's August 2007 approval of the Funds' investment advisory agreement will be available in the Funds' September 30, 2007 Semi-Annual Report to Shareholders, which covers the period April 1, 2007 to September 30, 2007.

PORTFOLIO MANAGEMENT

Mike Byrum, President and Chief Investment Officer ("CIO") of Rydex Investments, leads the Portfolio Department. Mr. Byrum's senior management team, called the Investment Leadership Team ("ILT"), consists of five investment professionals that are responsible for overseeing different functions within the Portfolio Department. Those members include Michael Dellapa as the Director of Research, Douglas Holmes as the Strategic Advisor, James King as the Director of Portfolio Management, David Reilly as the head of Portfolio Strategies, and Stephen Sachs as the Director of Trading. The role of the ILT is to set the overall policies of the Portfolio Department with respect to investment strategies and business development. The remainder of the Portfolio Department reports to the members of the ILT, and consists of a team of approximately 16 investment professionals that focus on research, trading, and implementing the portfolios.

On a day-to-day basis the following three individuals are jointly and primarily responsible for the management of the Funds.

MICHAEL P. BYRUM, CFA, President and CIO of Rydex Investments - As the CIO, Mr. Byrum has ultimate responsibility of the management of the Funds. He has been associated with Rydex Investments since the Advisor was founded in 1993. Mr. Byrum was named the President of Rydex Investments in 2004 and has served as Chief Investment Officer of Rydex Investments since 2000. During this time, he has played a key role in the development of the firm's investment strategies and product offerings. As Senior Portfolio Manager, Mr. Byrum was instrumental in the launch of the OTC, Precious Metals, Government Long Bond 1.2x Strategy, Inverse Government Long Bond Strategy, Inverse S&P 500 Strategy and Inverse OTC Strategy Funds, and helped to create the Sector Funds, all of which are offered in a separate prospectus. He was named Vice President of Portfolio for Rydex Investments in 1998, and Executive Vice President in 2000. Prior to joining Rydex Investments, Mr. Byrum worked for Money Management Associates, the investment adviser for

                                [GRAPHIC OMITTED]

                                                                   PROSPECTUS 51

Rushmore Funds, Inc. He holds a degree in finance from Miami University of Ohio and is a member of the CFA Institute and the Washington Society of Investment Analysts. Mr. Byrum has co-managed each Fund since its inception.

JAMES R. KING, CFA, Director of Portfolio Management - Mr. King is responsible for a team of portfolio managers who manage all of the Rydex Funds. He joined Rydex Investments in 1996 and was promoted to assistant portfolio manager in 1997. In 1998, he became a portfolio manager and was promoted in 2001 to senior portfolio manager and currently serves as director of portfolio management. Prior to joining Rydex Investments, Mr. King worked as a registered representative at DMG Securities. He holds a degree in finance from the University of Maryland. Mr. King has co-managed each Fund since its inception, except for the U.S. Government Money Market Fund, which he has co-managed since he was promoted to assistant portfolio manager in 1997.

MICHAEL J. DELLAPA, CFA, Director of Investment Research - Mr. Dellapa joined Rydex Investments in 2000 as a Research Analyst and was promoted to portfolio manager in 2003. During his tenure as a portfolio manager, he had direct oversight for the Russell 2000(R) 1.5x Strategy, Healthcare, Biotechnology, and Consumer Products Funds, all of which are offered in a separate prospectus. In 2005, Mr. Dellapa became Director of Investment Research. Since joining Rydex Investments, Mr. Dellapa has played a key role in developing research processes and systems to enhance current funds and develop new investment products. Prior to joining Rydex Investments, he worked as an equity analyst for Invista Capital and systems analyst for Accenture. He holds an engineering degree from the University of Maryland and MBA from the University of Chicago. Previously, he was owner/consultant of Dellapa Consulting Inc. as well as a senior consultant and an analyst at Andersen Consulting. Mr. Dellapa has co-managed each Fund since September 2005.

Mr. Dellapa oversees the research and creation of the processes used to select investments. Mr. King oversees the day-to-day details of the portfolio management of all of the Rydex Funds. Mr. Byrum generally oversees all aspects of the management of all the Rydex Funds and reviews the activities of Messrs. King and Dellapa, as well as other aspects of the investment management portfolio department.

Additional information about the portfolio managers' compensation, other accounts managed by the portfolio managers, and the portfolio managers' ownership of securities in the Funds is available in the SAI.

                                [GRAPHIC OMITTED]

52

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

The financial highlights tables are intended to help you understand the Funds' financial performance for the past 5 years (or, if shorter, the period of operations of the Funds' H-Class Shares, or the Money Market Fund's Advisor Class Shares). Certain information reflects financial results for a single share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in a Fund (assuming reinvestment of all dividends and distributions). The information provided below for the period ending

                                                                 NET INCREASE
                                               NET REALIZED     (DECREASE) IN
                     NET ASSET       NET            AND           NET ASSET      DISTRIBUTIONS   DISTRIBUTIONS
                       VALUE,    INVESTMENT     UNREALIZED     VALUE RESULTING     FROM NET        FROM NET
                     BEGINNING     INCOME     GAINS (LOSSES)         FROM         INVESTMENT       REALIZED
YEAR ENDED           OF PERIOD     (LOSS)+    ON INVESTMENTS      OPERATIONS        INCOME           GAINS
---------------------------------------------------------------------------------------------------------------
LARGE-CAP GROWTH FUND H-CLASS
   MARCH 31, 2007     $26.11       $ (.14)        $ 1.19           $ 1.05           $  --          $   --
   March 31, 2006      24.49         (.05)          1.69             1.64              --            (.02)
   March 31, 2005      24.18          .37           (.06)             .31              --             (--)SS.
   March 31, 2004*     25.00           --           (.82)            (.82)             --              --

LARGE-CAP VALUE FUND H-CLASS
   MARCH 31, 2007      29.12          .35           4.35             4.70            (.21)           (.15)
   March 31, 2006      26.56          .23           2.73             2.96              --            (.40)
   March 31, 2005      24.87          .16           1.58             1.74             (--)SS.        (.05)
   March 31, 2004*     25.00          .01           (.14)            (.13)             --              --

MID-CAP GROWTH FUND H-CLASS
   MARCH 31, 2007      31.95         (.24)           .66              .42              --           (1.62)
   March 31, 2006      26.86         (.19)          5.41             5.22              --            (.13)
   March 31, 2005      25.17         (.17)          1.87             1.70              --            (.01)
   March 31, 2004*     25.00         (.02)           .19              .17              --              --

MID-CAP VALUE FUND H-CLASS
   MARCH 31, 2007      31.82          .46           4.46             4.92              --            (.16)
   March 31, 2006      27.49          .07           4.45             4.52             (--)SS.        (.19)
   March 31, 2005      25.13          .21           2.26             2.47             (--)SS.        (.11)
   March 31, 2004*     25.00          .01            .12              .13              --              --

SMALL-CAP GROWTH FUND H-CLASS
   MARCH 31, 2007      32.27         (.33)           .68              .35              --              --
   March 31, 2006      27.97         (.22)          5.32             5.10              --            (.80)
   March 31, 2005      25.34         (.23)          3.11             2.88              --            (.25)
   March 31, 2004*     25.00         (.02)           .36              .34              --              --

  * SINCE THE COMMENCEMENT OF OPERATIONS: FEBRUARY 20, 2004 -- LARGE-CAP GROWTH FUND H-CLASS, LARGE-CAP VALUE FUND H-CLASS, MID-CAP GROWTH FUND H-CLASS, MID-CAP VALUE FUND H-CLASS, SMALL-CAP GROWTH FUND H-CLASS.

 **   ANNUALIZED

  +   CALCULATED USING THE AVERAGE DAILY SHARES OUTSTANDING FOR THE YEAR.

 ++   TOTAL INVESTMENT RETURN HAS NOT BEEN ANNUALIZED.

SS.   LESS THAN $.01 PER SHARE.

                                [GRAPHIC OMITTED]

                                                                   PROSPECTUS 53

March 31, 2007 has been audited by Ernst & Young LLP, whose report, along with the financial statements and related notes, appear in the Funds' 2007 Annual Report. The information for each of the periods through March 31, 2006 was audited by a predecessor independent registered public accounting firm. The 2007 Annual Report is available by telephoning the transfer agent at 800.820.0888 or
301.296.5100. The 2007 Annual Report is incorporated by reference in the SAI.

                                                                                    RATIOS TO
                                                                               AVERAGE NET ASSETS:
                                                                              ---------------------
                                          NET                                                                     NET ASSETS,
                                       INCREASE      NET ASSET                               NET                    END OF
                                     (DECREASE) IN     VALUE,      TOTAL                 INVESTMENT   PORTFOLIO     PERIOD
                         TOTAL         NET ASSET      END OF     INVESTMENT    TOTAL       INCOME      TURNOVER     (000'S
YEAR ENDED           DISTRIBUTIONS       VALUE        PERIOD      RETURN++    EXPENSES     (LOSS)        RATE      OMITTED)
------------------------------------------------------------------------------------------------------------------------------
LARGE-CAP GROWTH FUND H-CLASS
   MARCH 31, 2007       $   --          $ 1.05        $27.16        4.02%      1.52%      (0.53)%       1,029%     $ 49,087
   March 31, 2006         (.02)           1.62         26.11        6.71%      1.49%      (0.19)%       1,276%       32,258
   March 31, 2005          (--)SS.         .31         24.49        1.30%      1.47%       1.52%        2,018%       11,762
   March 31, 2004*          --            (.82)        24.18       (3.28)%     1.41%**    (0.16)%**       296%          793

LARGE-CAP VALUE FUND H-CLASS
   MARCH 31, 2007         (.36)           4.34         33.46       16.21%      1.51%       1.12%          389%      184,082
   March 31, 2006         (.40)           2.56         29.12       11.20%      1.49%       0.82%        1,054%       56,005
   March 31, 2005         (.05)           1.69         26.56        6.99%      1.47%       0.63%          747%       24,974
   March 31, 2004*          --            (.13)        24.87       (0.52)%     1.41%**     0.34%**        202%        8,094

MID-CAP GROWTH FUND H-CLASS
   MARCH 31, 2007        (1.62)          (1.20)        30.75        1.42%      1.52%      (0.80)%         537%        7,715
   March 31, 2006         (.13)           5.09         31.95       19.46%      1.50%      (0.63)%         681%       48,888
   March 31, 2005         (.01)           1.69         26.86        6.75%      1.46%      (0.66)%       1,211%       23,733
   March 31, 2004*          --             .17         25.17        0.68%      1.41%**    (0.75)%**       356%          625

MID-CAP VALUE FUND H-CLASS
   MARCH 31, 2007         (.16)           4.76         36.58       15.49%      1.52%       1.39%          625%       76,513
   March 31, 2006         (.19)           4.33         31.82       16.47%      1.48%       0.25%          558%       31,340
   March 31, 2005         (.11)           2.36         27.49        9.83%      1.46%       0.77%          731%      115,660
   March 31, 2004*          --             .13         25.13        0.52%      1.41%**     0.19%**        172%       18,064

SMALL-CAP GROWTH FUND H-CLASS
   MARCH 31, 2007           --             .35         32.62        1.08%      1.53%      (1.05)%         623%       18,171
   March 31, 2006         (.80)           4.30         32.27       18.44%      1.50%      (0.73)%       1,003%       73,489
   March 31, 2005         (.25)           2.63         27.97       11.38%      1.46%      (0.84)%         983%       26,145
   March 31, 2004*          --             .34         25.34        1.36%      1.41%**    (0.85)%**       117%        2,544

54

                                [GRAPHIC OMITTED]

FINANCIAL HIGHLIGHTS (CONTINUED)
--------------------------------------------------------------------------------

                                                                NET INCREASE
                                               NET REALIZED     (DECREASE) IN
                     NET ASSET       NET           AND            NET ASSET      DISTRIBUTIONS   DISTRIBUTIONS
                      VALUE,     INVESTMENT     UNREALIZED     VALUE RESULTING      FROM NET        FROM NET
                     BEGINNING     INCOME     GAINS (LOSSES)        FROM           INVESTMENT       REALIZED
YEAR ENDED           OF PERIOD     (LOSS)+    ON INVESTMENTS     OPERATIONS          INCOME          GAINS
---------------------------------------------------------------------------------------------------------------
SMALL-CAP VALUE FUND H-CLASS
   MARCH 31, 2007     $33.38       $ .15          $ 2.01           $ 2.16           $  --           $ (.03)
   March 31, 2006      28.24         .06            5.58             5.64              --             (.50)
   March 31, 2005      25.62        (.01)           2.76             2.75              --             (.13)
   March 31, 2004*     25.00        (.01)            .63              .62              --               --

U.S. GOVERNMENT MONEY MARKET FUND INVESTOR CLASS
   MARCH 31, 2007       1.00         .04              --              .04            (.04)              --
   March 31, 2006       1.00         .03              --              .03            (.03)              --
   March 31, 2005       1.00         .01              --              .01            (.01)              --
   March 31, 2004       1.00          --SS.           --               --SS.          (--)SS.           --
   March 31, 2003       1.00         .01              --              .01            (.01)              --

U.S. GOVERNMENT MONEY MARKET FUND ADVISOR CLASS
   MARCH 31, 2007       1.00         .04              --              .04            (.04)              --
   March 31, 2006       1.00         .02              --              .02            (.02)              --
   MARCH 31, 2005       1.00          --SS.           --               --SS.          (--)SS.           --
   MARCH 31, 2004       1.00          --SS.           --               --SS.          (--)SS.           --
   MARCH 31, 2003       1.00          --SS.           --               --SS.          (--)SS.           --

                                [GRAPHIC OMITTED]

                                                                   PROSPECTUS 55

--------------------------------------------------------------------------------

                                                                                       RATIOS TO
                                                                                  AVERAGE NET ASSETS:
                                                                           ------------------------------
                                        NET                                                                              NET ASSETS,
                                      INCREASE     NET ASSET                                        NET                    END OF
                                   (DECREASE) IN     VALUE,     TOTAL                           INVESTMENT    PORTFOLIO     PERIOD
                        TOTAL        NET ASSET      END OF    INVESTMENT     TOTAL       NET      INCOME      TURNOVER     (000'S
YEAR ENDED         DISTRIBUTIONS       VALUE        PERIOD     RETURN++    EXPENSES   EXPENSES    (LOSS)        RATE      OMITTED)
------------------------------------------------------------------------------------------------------------------------------------

SMALL-CAP VALUE FUND H-CLASS
   MARCH 31, 2007     $ (.03)         $ 2.13        $35.51       6.46%       1.52%      1.52%       0.46%       728%      $  10,478
   March 31, 2006       (.50)           5.14         33.38      20.20%       1.50%      1.50%       0.19%       806%        102,448
   March 31, 2005       (.13)           2.62         28.24      10.73%       1.47%      1.47%     (0.04)%       744%         75,748
   March 31, 2004*        --             .62         25.62       2.48%       1.41%**    1.41%**   (0.21)%**     177%         19,900

U.S. GOVERNMENT MONEY MARKET FUND INVESTOR CLASS
   MARCH 31, 2007       (.04)             --          1.00       4.26%       0.92%      0.92%       4.20%        --         982,347
   March 31, 2006       (.03)             --          1.00       2.79%       0.88%      0.88%       2.74%        --         975,088
   March 31, 2005       (.01)             --          1.00       0.82%       0.87%      0.87%       0.81%        --       1,196,009
   March 31, 2004        (--)ss.          --          1.00       0.18%       0.90%      0.90%       0.18%        --       1,057,062
   March 31, 2003       (.01)             --          1.00       0.71%       0.92%      0.92%       0.71%        --       1,218,676

U.S. GOVERNMENT MONEY MARKET FUND ADVISOR CLASS
   MARCH 31, 2007       (.04)             --          1.00       3.75%       1.42%      1.42%       3.70%        --         204,068
   March 31, 2006       (.02)             --          1.00       2.28%       1.39%      1.39%       2.21%        --         151,828
   MARCH 31, 2005        (--)ss.          --          1.00       0.43%       1.38%      1.25%       0.39%        --         245,890
   MARCH 31, 2004        (--)ss.          --          1.00       0.01%       1.38%      1.08%       0.01%        --         249,599
   MARCH 31, 2003        (--)ss.          --          1.00       0.27%       1.41%      1.37%       0.32%        --         187,513

                                [GRAPHIC OMITTED]

56

INDEX PUBLISHERS INFORMATION
--------------------------------------------------------------------------------

STANDARD & POOR'S, (THE "INDEX PUBLISHERS") DO NOT SPONSOR, ENDORSE, SELL OR PROMOTE ANY RYDEX FUND AND MAKE NO REPRESENTATION OR WARRANTY, IMPLIED OR EXPRESS, TO THE INVESTORS IN THE FUNDS, OR ANY MEMBERS OF THE PUBLIC, REGARDING:

      o     THE ADVISABILITY OF INVESTING IN SECURITIES GENERALLY OR IN INDEX
            FUNDS;

      o THE ABILITY OF ANY INDEX TO TRACK STOCK MARKET PERFORMANCE OR A SEGMENT OF THE SAME;

      o THE ACCURACY AND/OR THE COMPLETENESS OF THE AFOREMENTIONED INDICES OR ANY DATA INCLUDED THEREIN;

      o THE RESULTS TO BE OBTAINED BY ANY OF THE FUNDS, THE INVESTORS IN THE FUNDS, OR ANY PERSON OR ENTITY FROM THE USE OF THE INDICES OR DATA INCLUDED THEREIN; AND

      o THE MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE FOR USE WITH RESPECT TO THE INDICES OR ANY DATA INCLUDED THEREIN.

FURTHER, THE INDEX PUBLISHERS DO NOT:

      o     RECOMMEND THAT ANY PERSON INVEST IN THE FUNDS OR ANY OTHER
            SECURITIES;

      o HAVE ANY RESPONSIBILITY OR LIABILITY FOR OR MAKE ANY DECISIONS ABOUT THE TIMING, AMOUNT OR PRICING OF THE FUNDS, INCLUDING CALCULATION OF NAV;

      o HAVE ANY RESPONSIBILITY OR LIABILITY FOR THE ADMINISTRATION, MANAGEMENT OR MARKETING OF THE FUNDS;

      o CONSIDER THE NEEDS OF THE FUNDS OR THE INVESTORS IN THE FUNDS IN DETERMINING, COMPOSING OR CALCULATING THE INDEXES OR HAS ANY OBLIGATION TO DO SO;

      o HAVE ANY LIABILITY IN CONNECTION WITH THE FUNDS OR FOR ANY ERRORS, OMISSIONS OR INTERRUPTIONS IN CONNECTION WITH THE INDEXES OR THE RELATED DATA;

      o HAVE ANY LIABILITY FOR ANY LOST PROFITS OR INDIRECT PUNITIVE, SPECIAL OR CONSEQUENTIAL DAMAGES OR LOSSES, EVEN IF SUCH INDEX PUBLISHER KNOWS THAT THEY MIGHT OCCUR.

"STANDARD & POOR'S(R)," S&P(R)," "S&P 500(R)," "STANDARD & POOR'S 500," "500,"
"STANDARD & POOR'S MIDCAP 400," "S&P MIDCAP 400," "STANDARD&POOR'S SMALLCAP 600," AND "S&P SMALLCAP 600" ARE TRADEMARKS OF THE MCGRAW-HILL COMPANIES, INC. AND HAVE BEEN LICENSED FOR USE BY RYDEX INVESTMENTS. THE RYDEX FUNDS ARE NOT SPONSORED, ENDORSED, SOLD OR PROMOTED BY STANDARD & POOR'S AND STANDARD & POOR'S MAKES NO REPRESENTATION REGARDING THE ADVISABILITY OF INVESTING IN THE RYDEX FUNDS.

                                [GRAPHIC OMITTED]

                                                                   PROSPECTUS 57


ADDITIONAL AND MORE DETAILED INFORMATION ABOUT THE FUNDS IS INCLUDED IN THE SAI DATED AUGUST 1, 2007. THE SAI HAS BEEN FILED WITH THE SEC AND IS INCORPORATED BY REFERENCE INTO THIS PROSPECTUS AND, THEREFORE, LEGALLY FORMS A PART OF THIS PROSPECTUS. THE SEC MAINTAINS THE EDGAR DATABASE ON ITS WEB SITE ("HTTP://WWW.SEC.GOV") THAT CONTAINS THE SAI, MATERIAL INCORPORATED BY REFERENCE, AND OTHER INFORMATION REGARDING REGISTRANTS THAT FILE ELECTRONICALLY WITH THE SEC. YOU MAY ALSO REVIEW AND COPY DOCUMENTS AT THE SEC PUBLIC REFERENCE ROOM IN WASHINGTON, D.C. (FOR INFORMATION ON THE OPERATION OF THE PUBLIC REFERENCE ROOM, CALL 202.551.8090). YOU MAY REQUEST DOCUMENTS FROM THE SEC BY MAIL, UPON PAYMENT OF A DUPLICATION FEE, BY WRITING TO: U.S. SECURITIES AND EXCHANGE COMMISSION, PUBLIC REFERENCE SECTION, WASHINGTON, D.C. 20549-0102 OR BY EMAILING THE SEC AT THE FOLLOWING ADDRESS: PUBLICINFO@SEC.GOV.

YOU MAY OBTAIN A COPY OF THE SAI OR THE ANNUAL OR SEMI-ANNUAL REPORTS, WITHOUT CHARGE BY CALLING 800.820.0888 OR 301.296.5100, VISITING THE RYDEX WEB SITE AT WWW.RYDEXINVESTMENTS.COM, OR WRITING TO RYDEX SERIES FUNDS, AT 9601 BLACKWELL ROAD, SUITE 500, ROCKVILLE, MARYLAND 20850. ADDITIONAL INFORMATION ABOUT THE FUNDS' INVESTMENTS IS AVAILABLE IN THE ANNUAL AND SEMI-ANNUAL REPORTS. ALSO, IN THE FUNDS' ANNUAL REPORT, YOU WILL FIND A DISCUSSION OF THE MARKET CONDITIONS AND INVESTMENT STRATEGIES THAT SIGNIFICANTLY AFFECTED THE FUNDS' PERFORMANCE DURING THEIR LAST FISCAL YEAR.

NO ONE HAS BEEN AUTHORIZED TO GIVE ANY INFORMATION OR TO MAKE ANY
REPRESENTATIONS NOT CONTAINED IN THIS PROSPECTUS OR IN THE FUNDS' SAI IN CONNECTION WITH THE OFFERING OF FUND SHARES. DO NOT RELY ON ANY SUCH INFORMATION OR REPRESENTATIONS AS HAVING BEEN AUTHORIZED BY THE FUNDS OR RYDEX INVESTMENTS. THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFERING BY THE FUNDS IN ANY JURISDICTION WHERE SUCH AN OFFERING IS NOT LAWFUL.

THE TRUST'S SEC REGISTRATION NUMBER IS 811-07584.

                                [GRAPHIC OMITTED]

[LOGO] RYDEX INVESTMENT
             ESSENTIAL FOR MODERN MARKETS(R)

             9601 Blackwell Road o Suite 500 o Rockville, MD 20850
             800.820.0888 o www.rydexinvestments.com

             RESH-1-0807x0808

                      -------------------------------------
                      PLEASE SEE THE RYDEX PRIVACY POLICIES
                             INSIDE THE BACK COVER.
                      -------------------------------------

                                [GRAPHIC OMITTED]


                                                              RYDEX SERIES FUNDS
                            A-CLASS AND C-CLASS SHARES PROSPECTUS AUGUST 1, 2007


                                                               MONEY MARKET FUND
                                                    U.S. GOVERNMENT MONEY MARKET

                                                         [LOGO] RYDEXINVESTMENTS
                                                 ESSENTIAL FOR MODERN MARKETS(R)

The U.S. Securities and Exchange Commission has not approved or disapproved the Trust's shares or passed upon the accuracy or adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

                                [GRAPHIC OMITTED]

TABLE OF CONTENTS
--------------------------------------------------------------------------------

MONEY MARKET FUND

   U.S. GOVERNMENT MONEY MARKET FUND ......................................    2

DESCRIPTIONS OF PRINCIPAL RISKS ...........................................    2

FUND PERFORMANCE ..........................................................    3

FUND FEES AND EXPENSES ....................................................    4

MORE INFORMATION ABOUT THE FUND ...........................................    5

SHAREHOLDER INFORMATION ...................................................    6

TRANSACTION INFORMATION ...................................................    7

SALES CHARGES .............................................................    9

   A-CLASS SHARES .........................................................    9

   C-CLASS SHARES .........................................................    9

BUYING FUND SHARES ........................................................   10

SELLING FUND SHARES .......................................................   14

EXCHANGING FUND SHARES ....................................................   16

RYDEX ACCOUNT POLICIES ....................................................   17

DISTRIBUTION AND SHAREHOLDER SERVICES .....................................   21

DIVIDENDS AND DISTRIBUTIONS ...............................................   22

TAX INFORMATION ...........................................................   22

MANAGEMENT OF THE FUND ....................................................   24

FINANCIAL HIGHLIGHTS ......................................................   28

                     ---------------------------------------
                      PLEASE SEE THE RYDEX PRIVACY POLICIES
                             INSIDE THE BACK COVER.
                     ---------------------------------------

                                [GRAPHIC OMITTED]

                                                                    PROSPECTUS 1

                               RYDEX SERIES FUNDS
                                 A-CLASS SHARES
                                 C-CLASS SHARES

            9601 BLACKWELL ROAD, SUITE 500, ROCKVILLE, MARYLAND 20850
             800.820.0888 o 301.296.5100 o WWW.RYDEXINVESTMENTS.COM

Rydex Series Funds (the "Trust") is a mutual fund complex offering a number of professionally managed investment portfolios (funds) that are grouped into several categories according to each fund's investment strategy. This Prospectus describes A-Class Shares and C-Class Shares of the U.S. Government Money Market Fund (the "Fund").

A-Class Shares and C-Class Shares of the Funds are sold through broker-dealers and other financial institutions ("financial intermediaries") whose clients take part in certain asset allocation investment programs. Investors may exchange shares of the Funds through your financial intermediary or directly through the Rydex web site - www.rydexinvestments.com - or over the phone.

RISKS OF INVESTING IN THE FUND

The value of the Fund may fluctuate. In addition, Fund shares:

      o     MAY DECLINE IN VALUE, AND YOU MAY LOSE MONEY

      o     ARE NOT FEDERALLY INSURED

      o     ARE NOT GUARANTEED BY ANY GOVERNMENT AGENCY

      o     ARE NOT BANK DEPOSITS

      o     ARE NOT GUARANTEED TO ACHIEVE THEIR OBJECTIVES

                                [GRAPHIC OMITTED]

2

U.S. GOVERNMENT MONEY MARKET FUND
--------------------------------------------------------------------------------
A-CLASS (RYAXX)                                                  C-CLASS (RYCXX)

FUND OBJECTIVE

The U.S. Government Money Market Fund seeks to provide security of principal, high current income, and liquidity.

PRINCIPAL INVESTMENT STRATEGY

The U.S. Government Money Market Fund invests primarily in money market instruments issued or guaranteed as to principal and interest by the U.S. Government, its agencies or instrumentalities, and enters into repurchase agreements fully collateralized by U.S. Government securities. The Fund may also invest in Eurodollar time deposits. The Fund operates under U.S. Securities and Exchange Commission rules that impose certain liquidity, maturity, and diversification requirements on all money market funds. All securities purchased by the Fund must have remaining maturities of 397 days or less, and must be found by Rydex Investments (the "Advisor") to represent minimal credit risk and be of eligible quality.

PRINCIPAL RISKS

The U.S. Government Money Market Fund is subject to a number of risks that may affect the value of its shares, including:

      o     Interest Rate Risk

      o     Stable Price Per Share Risk

Please see "Descriptions of Principal Risks" below for a discussion of each of the principal risks that apply to the Fund.

DESCRIPTIONS OF PRINCIPAL RISKS
--------------------------------------------------------------------------------

INTEREST RATE RISK -- Interest Rate Risk involves the potential for decline in the Fund's yield (the rate of dividends the Fund pays) in the event of declining interest rates.

STABLE PRICE PER SHARE RISK -- The Fund's assets are valued using the amortized cost method, which enables the Fund to maintain a stable price of $1.00 per share. ALTHOUGH THE FUND IS MANAGED TO MAINTAIN A STABLE PRICE PER SHARE OF $1.00, THERE IS NO GUARANTEE THAT THE PRICE WILL BE CONSTANTLY MAINTAINED, AND IT IS POSSIBLE TO LOSE MONEY. THE FUND IS NOT A BANK DEPOSIT AND IS NOT FEDERALLY INSURED OR GUARANTEED BY ANY GOVERNMENT AGENCY OR GUARANTEED TO ACHIEVE ITS OBJECTIVE.

                                [GRAPHIC OMITTED]

                                                                    PROSPECTUS 3

FUND PERFORMANCE
--------------------------------------------------------------------------------

The bar chart shows the performance of the C-Class of the Fund from year to year, and the tables show the performance of the A-Class Shares and C-Class Shares of the Fund as an average over different periods of time. The variability of performance over time provides an indication of the risks of investing in the Fund. The figures in the bar chart and tables assume the reinvestment of dividends and capital gains distributions. Of course, this past performance does not necessarily indicate how the Fund will perform in the future.

U.S. GOVERNMENT MONEY MARKET FUND
--------------------------------------------------------------------------------

      THE PERFORMANCE INFORMATION SHOWN BELOW FOR THE C-CLASS SHARES IS BASED ON A CALENDAR YEAR. THE YEAR-TO-DATE RETURN FOR THE PERIOD FROM JANUARY 1, 2007 THROUGH JUNE 30, 2007 IS 1.63%.

  [THE FOLLOWING TABLE WAS REPRESENTED BY A BAR CHART IN THE PRINTED MATERIAL.]

                     2001   2002   2003   2004   2005  2006
                     --------------------------------------
                     2.32   0.11   0.01   0.03   1.30  3.02

Highest Quarter Return                                     Lowest Quarter Return
(quarter ended 3/31/2001) 1.00%                  (quarter ended 3/31/2003) 0.00%

AVERAGE ANNUAL TOTAL RETURN
(FOR PERIODS ENDED DECEMBER 31, 2006)

                                                                Since Inception
A-CLASS SHARES                                    Past 1 Year     (3/31/2004)
-------------------------------------------------------------------------------
Return Before Taxes                                  3.79%           2.21%
90 Day Treasury Composite Index 1                    4.87%           3.27%

                                                                Since Incepion
C-CLASS SHARES                     Past 1 Year   Past 5 Years    (10/19/2000)
-------------------------------------------------------------------------------
Return Before Taxes                   3.02%          0.89%           1.25%
90 Day Treasury Composite Index 1     4.87%          2.42%           2.89%

1 THE 90 DAY TREASURY COMPOSITE INDEX IS AN UNMANAGED INDEX THAT IS A WIDELY RECOGNIZED INDICATOR OF GENERAL MONEY MARKET PERFORMANCE. RETURNS REFLECT NO DEDUCTION FOR FEES, EXPENSES OR TAXES.

YIELD

Call 800.820.0888 for the Fund's current yield.

                                [GRAPHIC OMITTED]

4

FUND FEES AND EXPENSES
--------------------------------------------------------------------------------

The table below describes the fees and expenses that you may pay if you buy and hold A-Class Shares or C-Class Shares of the Fund.

                                                                   A-CLASS   C-CLASS
--------------------------------------------------------------------------------------
SHAREHOLDER FEES
(FEES PAID DIRECTLY FROM YOUR INVESTMENT) 1

Maximum Deferred Sales Charge (Load) (as a percentage of initial
purchase price or current market value, whichever is lower) 2         None      1.00%

ANNUAL FUND OPERATING EXPENSES
(EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)

Management Fees                                                       0.50%     0.50%

Distribution and Shareholder Service (12b-1) Fees                     0.25%     1.00%

Other Expenses                                                        0.42%     0.42%
                                                                   -------------------
Total Annual Fund Operating Expenses                                  1.17%     1.92%
                                                                   ===================

1 THE FUND MAY IMPOSE A WIRE TRANSFER CHARGE OF $15 ON CERTAIN REDEMPTIONS UNDER $5,000 FOR ACCOUNTS HELD DIRECTLY THROUGH THE FUND'S TRANSFER AGENT.

2 THE DEFERRED SALES CHARGE APPLIES FOR THE FIRST YEAR FOLLOWING PURCHASE AND WILL BE WAIVED FOR CUSTOMERS OF FINANCIAL INTERMEDIARIES THAT HAVE ENTERED INTO AN ARRANGEMENT WITH RYDEX DISTRIBUTORS INC. (THE "DISTRIBUTOR") TO FOREGO TRANSACTION-BASED COMPENSATION IN CONNECTION WITH THE INITIAL PURCHASE.

EXAMPLE

The Examples that follow are intended to help you compare the cost of investing in A-Class Shares or C-Class Shares of the Fund with the cost of investing in other mutual funds.

The Examples assume that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, the Examples reflect your costs based on these assumptions.

                                    1 YEAR   3 YEARS   5 YEARS   10 YEARS
-------------------------------------------------------------------------

A-CLASS SHARES                        $119      $372    $  644     $1,420

C-CLASS SHARES
   IF YOU SELL YOUR SHARES AT THE
      END OF THE PERIOD:              $295      $603    $1,037     $2,243
   IF YOU DO NOT SELL YOUR SHARES
      AT THE END OF THE PERIOD:       $195      $603    $1,037     $2,243

                                [GRAPHIC OMITTED]

                                                                    PROSPECTUS 5

MORE INFORMATION ABOUT THE FUND
--------------------------------------------------------------------------------

OTHER INVESTMENT PRACTICES AND STRATEGIES

Please see the Statement of Additional Information (the "SAI") for a more complete list of portfolio investment strategies, permitted investments and related risks.

PORTFOLIO HOLDINGS

A description of the Fund's policies and procedures with respect to the disclosure of Fund portfolio securities is available in the SAI.

                                [GRAPHIC OMITTED]

6

INVESTING WITH RYDEX:
--------------------------------------------------------------------------------
SHAREHOLDER INFORMATION

A-Class Shares and C-Class Shares are offered primarily through authorized securities brokers and other financial intermediaries.

OPENING YOUR ACCOUNT

You will need to open a Rydex shareholder account to make share transactions
- buy, sell or exchange shares of the Fund. You can request an account application by calling Rydex Client Services at 800.820.0888 or 301.296.5406 or simply download an application from the Rydex web site - www.rydexinvestments.com. For more information on opening an account, call Rydex Client Services at 800.820.0888 or 301.296.5406 or visit www.rydexinvestments.com.

The type of application you will need depends on the type of account you want to open. For example, if you are opening a retirement account, such as an IRA, you will need to complete a different application than you would if you were opening a taxable account. When you call Rydex to request an account application, be sure to let the Client Services representative know what type of account you want to open to ensure that you receive the correct application.

If you open your account through a broker or other financial intermediary, your financial intermediary will ordinarily assist you in completing the necessary application to open your account with Rydex.

--------------------------------------------------------------------------------
MINIMUM AMOUNTS FOR ESTABLISHING ACCOUNTS

The minimum initial investment amounts and minimum account balance requirements for A-Class Shares or C-Class Shares are:

      o     $1,000 for retirement accounts

      o     $2,500 for all other accounts

Accounts opened through a financial intermediary will be subject to your financial intermediary's minimum initial investment amount and minimum account balance requirements, which may be different than the amounts above.

There are no minimum amounts for subsequent investments in the Fund except for subsequent investments made via Automated Clearing House ("ACH"). For more information about subsequent investments via ACH please see "Purchase Procedures" below.

Rydex reserves the right to modify its minimum account balance requirements at any time, with or without prior notice to you.

Purchases of C-Class Shares of the Fund requested in an amount of $1,000,000 or more will be automatically made in A-Class Shares of the Fund.
--------------------------------------------------------------------------------

                                [GRAPHIC OMITTED]

                                                                    PROSPECTUS 7

TIPS TO SUCCESSFULLY COMPLETE YOUR ACCOUNT APPLICATION

o You must provide each account holder's social security number or tax ID number and date of birth on the application to avoid a delay in processing.

o Attach a copy of the trust document when establishing a trust account.

o When establishing an account for your corporation, partnership or self directed retirement plan, please indicate the correct account type to ensure proper tax reporting, and provide a copy of one of the following documents: registered articles of incorporation, government-issued business license, partnership papers, plan documents or other official documentation that verifies the entity and lists the authorized individuals. Failure to provide this documentation may result in a delay in processing your application.

o You must provide a street address (Rydex does not accept P.O. Box only addresses). If any joint owner has a different address than the account registration, please indicate what it is on the application.

o BE SURE TO SIGN THE APPLICATION.

o If you open an account directly with Rydex you will receive a confirmation statement by mail confirming your initial purchase. Review this confirmation carefully to ensure that all of the information is correct. Notify us promptly of any errors.

TRANSACTION INFORMATION
--------------------------------------------------------------------------------

This section provides important information about the procedures that you must follow when you buy, sell or exchange shares of the Fund. You may submit transaction orders to buy, sell or exchange Fund shares on any day that the NYSE is open for business (a "Business Day"). On any day that the Federal Reserve Bank of New York or the NYSE closes early, the principal government securities and corporate bond markets close early (such as on days in advance of holidays generally observed by participants in these markets), or as permitted by the U.S. Securities and Exchange Commission (the "SEC"), the Fund reserves the right to advance the time that net asset value ("NAV") is calculated and, correspondingly, the time by which purchase and redemption orders must be received.

Notwithstanding the foregoing, the Fund reserves the right to accept orders to purchase or redeem shares on any day that is not a Business Day and the Federal Reserve Bank of New York or National Securities Clearing Corporation remains open. In addition, the Fund may designate special hours of operation on any such day. In the event that the Fund invokes the right to accept orders to purchase or redeem shares on any day that is not a Business Day and/or adopt special hours of operation, the Fund will post advance notice of these events at www.rydexinvestments.com.

                                [GRAPHIC OMITTED]

8

TRANSACTION CUT-OFF TIMES

All shareholder transaction orders are processed at the NAV next determined after your transaction order is received with all of the necessary information, sometimes referred to as "good order," by the Fund's transfer agent, distributor, or authorized dealer, subject to any applicable front end sales charge. The following transaction cut-off times have been established in order to allow the transfer agent appropriate time to report the current day's trading activity to the Fund's Advisor. Any application that is sent to the transfer agent does not constitute a purchase order until the transfer agent processes the application and receives correct payment by check, wire transfer or ACH.

--------------------------------------------------------------------------------
METHOD                                          CUT-OFF TIME
--------------------------------------------------------------------------------
By Mail                                         Market Close
--------------------------------------------------------------------------------
By Phone                                  1:00 p.m., Eastern Time*
--------------------------------------------------------------------------------
By Internet                               1:00 p.m., Eastern Time*
--------------------------------------------------------------------------------
By Financial Intermediary                       Market Close**
--------------------------------------------------------------------------------

 * TO RECEIVE THE CURRENT BUSINESS DAY'S DIVIDEND FOR THE FUND, THE FUND MUST RECEIVE YOUR WIRE PURCHASE ORDER BY 1:00 P.M., EASTERN TIME. ALL REDEMPTION ORDERS RECEIVED PRIOR TO 1:00 P.M., EASTERN TIME WILL NOT RECEIVE THE CURRENT BUSINESS DAY'S DIVIDEND. ALL REDEMPTION ORDERS RECEIVED AFTER 1:00 P.M., EASTERN TIME ARE ENTITLED TO THE CURRENT BUSINESS DAY'S DIVIDEND.

** EACH FINANCIAL INTERMEDIARY MAY HAVE ITS OWN RULES ABOUT SHARE TRANSACTIONS, AND MAY HAVE DIFFERENT CUT-OFF TIMES FOR PROCESSING YOUR TRANSACTION ORDER.

EARLY TRANSACTION CUT-OFF TIMES

On any day that the Fund calculates NAV earlier than normal, as described below, Rydex reserves the right to advance the time on that day by which shareholder transaction orders must be received by the transfer agent.

--------------------------------------------------------------------------------
CALCULATING NAV

The price at which you buy, sell and exchange shares is the net asset value per share, which is also known as NAV, plus any applicable sales charges.

The Fund calculates its NAV by:

o     Taking the current market value of its total assets

o     Subtracting any liabilities

o Dividing that amount by the total number of shares owned by shareholders

The Fund calculates NAV once each Business Day as of the regularly scheduled close of normal trading on the NYSE (normally, 4:00 p.m., Eastern Time). If the primary exchange or market where the Fund's securities or other investments trade closes early - such as on days in advance of holidays generally observed by participants in these markets - the Fund may calculate
--------------------------------------------------------------------------------

                                [GRAPHIC OMITTED]

                                                                    PROSPECTUS 9

--------------------------------------------------------------------------------

NAV as of the earlier closing time in accordance with the policies set forth in the Fund's SAI. For more information on these early closings, please call
800.820.0888 or visit the Rydex web site - www.rydexinvestments.com.

The Fund values its assets using the amortized cost method of valuation pursuant to procedures approved by the Fund's Board of Trustees.

More information about the valuation of the Fund's holdings and the amortized cost method can be found in the SAI.
--------------------------------------------------------------------------------

TRANSACTIONS THROUGH YOUR FINANCIAL INTERMEDIARY

If you opened your account through a financial intermediary, you will ordinarily submit your transaction orders through that financial intermediary. Your financial intermediary is responsible for ensuring that your transaction order is in good order, and promptly transmitting your order to the Fund. Transaction orders received in good order by your financial intermediary will be processed at the Fund's next determined NAV. Financial intermediaries may charge fees for the services they provide to you in connection with processing your transaction order or maintaining your account with them. Each financial intermediary may also have its own rules about minimum initial investment amounts, minimum account balances, share transactions, limits on the number of share transactions you are permitted to make in a given time period, and may have different cut-off times for processing your transaction order. For more information about your financial intermediary's rules and procedures, you should contact your financial intermediary directly.

SALES CHARGES
--------------------------------------------------------------------------------

A-CLASS SHARES

You will not be charged a sales charge for new purchases of A-Class Shares of the Fund. If you exchange your A-Class Shares of the Fund for A-Class Shares of another Rydex Fund, the exchange will be treated as an initial purchase of the other Rydex Fund, and applicable sales charges will apply. In addition, new purchases of A-Class Shares of the Fund and existing holdings of A-Class Shares of the Fund that have not previously been subject to a sales charge will not be counted for purposes of reducing your sales charge on purchases of A-Class Shares of other Rydex Funds, as discussed below.

C-CLASS SHARES

C-Class Shares are sold at NAV, without any up-front sales charge, so that the full amount of your purchase is invested in the Fund. However, if you sell your shares within 12 months of purchase, you will normally have to pay a 1% con-

                                [GRAPHIC OMITTED]

10

tingent deferred sales charge ("CDSC") based on your initial purchase price or current market value, whichever is lower. The CDSC is used to reimburse the Distributor for paying your financial intermediary a sales commission up to a total of 1.00% of the purchase price of your investment in connection with your initial purchase. If your intermediary has entered into arrangements with the Distributor to forego receipt of that initial 1.00% sales commission, the Fund will waive any otherwise applicable CDSC when you redeem your C-Class Shares. For more information about whether your broker-dealer has entered into such an arrangement, contact your intermediary directly.

WAIVER OF CDSC

The CDSC will be waived for the redemption of C-Class Shares:

      o purchased through a financial intermediary that has entered into arrangements with the Distributor to forego receipt of an initial sales commission;

      o     purchased by reinvesting dividends;

      o     following the death or disability of a shareholder;

      o on the first 10% of shares that are sold within 12 months of purchase; or

      o resulting from the Fund exercising its right to redeem accounts that maintain a balance below the current applicable minimum investment.

The policy of waiving the CDSC for certain redemptions may be modified or discontinued, with respect to new shareholders, at any time.

BUYING FUND SHARES
--------------------------------------------------------------------------------

The Fund offers its shares continuously and investors may submit purchase orders to buy shares on any Business Day. However, Rydex reserves the right to reject or refuse, in whole or in part, any purchase order for Fund shares. Purchase orders, like any other share transaction, are subject to the Fund's transaction cut-off times and will be processed at the NAV next determined after your purchase order is received in good order.

PURCHASE PROCEDURES

The Fund offers you the option to submit purchase orders through your financial intermediary or send purchase orders by mail, fax or internet and send purchase proceeds by check, wire transfer or ACH. The Fund does not accept cash or cash equivalents (such as travelers' checks, money orders or bearer bonds), government checks, third-party checks, starter checks or checks drawn on a line of credit (including credit card convenience checks). Cashiers checks, bank checks, official checks and treasurers' checks less than or equal to $10,000

                                [GRAPHIC OMITTED]

                                                                   PROSPECTUS 11

are also not accepted. Rydex reserves the right to refuse other payment instruments if, in the sole discretion of Fund management, it is deemed to be in the best interests of the Fund. You may buy shares and send your purchase proceeds by any of the following methods:

--------------------------------------------------------------------------------
                          INITIAL PURCHASE              SUBSEQUENT PURCHASES
                   -------------------------------------------------------------
                   Complete the account            Complete the Rydex investment
                   application that corresponds    slip included with your
                   to the type of account you      quarterly statement or send
                   are opening.                    written purchase instructions
                                                   that include:
                   o  MAKE SURE TO DESIGNATE THE
                      RYDEX FUND(S) YOU WANT TO    o  YOUR NAME
BY MAIL               PURCHASE.
                                                   o  YOUR SHAREHOLDER ACCOUNT
IRA AND OTHER      o  MAKE SURE YOUR INVESTMENT       NUMBER
RETIREMENT            MEETS THE ACCOUNT MINIMUM.
ACCOUNTS REQUIRE                                   o  THE RYDEX FUND(S) YOU WANT
ADDITIONAL                                            TO PURCHASE.
PAPERWORK.         -------------------------------------------------------------
                          Make your check payable to RYDEX INVESTMENTS.
CALL RYDEX         -------------------------------------------------------------
CLIENT SERVICES       Your check must be drawn on a U.S. bank and payable
TO REQUEST A                            in U.S. Dollars.
RETIREMENT         -------------------------------------------------------------
ACCOUNT INVESTOR     Include the name of the Rydex Fund(s) you want to purchase
APPLICATION KIT.                          on your check.

                        IF YOU DO NOT SPECIFY THE RYDEX FUND(S) YOU WANT TO
                         PURCHASE, YOUR INVESTMENT WILL BE CREDITED TO THE
                                U.S. GOVERNMENT MONEY MARKET FUND.
                   -------------------------------------------------------------
                     Mail your application and       Mail your written purchase
                             check to:               instructions and check to:
                   -------------------------------------------------------------
                   MAILING ADDRESS:
                   Rydex Investments
                   Attn: Ops. Dept.
                   9601 Blackwell Road, Suite 500
                   Rockville, MD 20850
--------------------------------------------------------------------------------

                                [GRAPHIC OMITTED]

12

--------------------------------------------------------------------------------
                          INITIAL PURCHASE              SUBSEQUENT PURCHASES
                   -------------------------------------------------------------
                   Submit new account paperwork,   Be sure to designate in your
                   and then call Rydex to obtain   wire instructions the Rydex
                   your account number.            Fund(s) you want to purchase.

                   o  MAKE SURE TO DESIGNATE THE
                      RYDEX FUND(S) YOU WANT TO
                      PURCHASE.

                   o  MAKE SURE YOUR INVESTMENT
BY WIRE               MEETS THE ACCOUNT MINIMUM.
                   -------------------------------------------------------------
RYDEX CLIENT       To obtain "same-day credit" (to get that Business Day's NAV)
SERVICES PHONE     for your purchase order, YOU MUST CALL RYDEX CLIENT SERVICES
NUMBER:            AND PROVIDE THE FOLLOWING INFORMATION PRIOR TO THE
800.820.0888       TRANSACTION CUT-OFF TIME FOR THE RYDEX FUND(S) YOU ARE
OR                 PURCHASING:
301.296.5406
                   o  Account Number

                   o  Fund Name

                   o  Amount of Wire

                   o  Fed Wire Reference Number (upon request)

                   You will receive a confirmation number to verify that your purchase order has been accepted.

                     IF YOU DO NOT NOTIFY RYDEX CLIENT SERVICES OF THE INCOMING
                     WIRE, YOUR PURCHASE ORDER WILL NOT BE PROCESSED UNTIL THE
                          BUSINESS DAY FOLLOWING THE RECEIPT OF THE WIRE.
                   -------------------------------------------------------------
                   WIRE INSTRUCTIONS:
                   U.S. Bank
                   Cincinnati, OH
                   Routing Number: 0420-00013
                   For Account of: Rydex Investments
                   Account Number: 48038-9030
                   [Your Name]
                   [Your shareholder account number]

                       IF YOU DO NOT SPECIFY THE RYDEX FUND(S) YOU WANT TO
                         PURCHASE, YOUR INVESTMENT WILL BE CREDITED TO THE
                              U.S. GOVERNMENT MONEY MARKET FUND.
--------------------------------------------------------------------------------

                                [GRAPHIC OMITTED]

                                                                   PROSPECTUS 13

--------------------------------------------------------------------------------
                          INITIAL PURCHASE              SUBSEQUENT PURCHASES
                   -------------------------------------------------------------
                   Submit new account paper-       SUBSEQUENT PURCHASES MADE
                   work, and then call Rydex to    VIA ACH MUST BE A MINIMUM
                   obtain your account number.     OF $50. To make a subsequent
BY ACH             Be sure to complete the         purchase send written
(FAX)              "Electronic Investing via       purchase instructions that
                   ("ACH")" section. Then, fax     include:
RYDEX FAX          it to Rydex (ONLY Individual,
NUMBER:            Joint and UGMA/UTMA accounts    o  YOUR NAME
301.296.5103       may be opened by fax).
                                                   o  YOUR SHAREHOLDER
                   o  MAKE SURE TO INCLUDE A          ACCOUNT NUMBER
                      LETTER OF INSTRUCTION
                      REQUESTING THAT WE PROCESS   o  THE RYDEX FUND(S) YOU WANT
                      YOUR PURCHASE BY ACH.           TO PURCHASE

                   o  MAKE SURE TO DESIGNATE THE   o  ACH BANK INFORMATION (IF
                      RYDEX FUND(S) YOU WANT TO       NOT ON RECORD).
                      PURCHASE.

                   o  MAKE SURE YOUR INVESTMENT
                      MEETS THE ACCOUNT MINIMUM.

--------------------------------------------------------------------------------

BY ACH                         Follow the directions on the Rydex web site -
(INTERNET)                                www.rydexinvestments.com

--------------------------------------------------------------------------------

CANCELLED PURCHASE ORDERS

Rydex will ordinarily cancel your purchase order under the following circumstances:

      o     if your bank does not honor your check for any reason

      o     if the transfer agent (Rydex) does not receive your wire transfer

      o     if the transfer agent (Rydex) does not receive your ACH transfer

      o     if your bank does not honor your ACH transfer

IF YOUR PURCHASE ORDER IS CANCELLED FOR ANY OF THESE REASONS, YOU WILL NOT BE ENTITLED TO BENEFIT FROM ANY INCREASE IN NAV THAT THE FUND MAY HAVE EXPERIENCED FROM THE TIME OF YOUR ORDER TO THE TIME OF ITS CANCELLATION. IN ADDITION, IF THE FUND'S NAV DECREASES IN VALUE FROM THE TIME OF YOUR ORDER TO THE TIME OF ITS CANCELLATION, THE FUND WILL HOLD YOU LIABLE FOR ANY LOSSES THAT IT INCURS AS A RESULT OF YOUR CANCELLED ORDER.

                                [GRAPHIC OMITTED]

14

SELLING FUND SHARES
--------------------------------------------------------------------------------

The Fund redeems its shares continuously and investors may sell their shares back to the Fund on any Business Day. You may redeem all or any portion of your Fund shares at the Fund's next determined NAV calculated after your redemption order is received in good order by the transfer agent. Redemption orders, like any other share transaction, are subject to the Fund's transaction cut-off times and will be processed at the NAV next determined after your redemption order is received in good order by the transfer agent.

The Fund may suspend your right to redeem your shares during times when trading on the NYSE is suspended or restricted, or otherwise as permitted by the SEC. The Fund reserves the right to pay part of your redemption proceeds in liquid securities with a market value equal to the redemption price.

REDEMPTION PROCEDURES

You will ordinarily submit your transaction order through your financial intermediary or other securities dealers through which you opened your shareholder account or through Rydex directly. The Fund also offers you the option to send redemption orders to Rydex by:

--------------------------------------------------------------------------------
                 Rydex Investments
                 Attn: Ops. Dept.
MAIL             9601 Blackwell Road, Suite 500
                 Rockville, MD 20850
--------------------------------------------------------------------------------
                 301.296.5103

FAX              If you send your redemption order by fax, you must call Rydex
                 Client Services at 800.820.0888 or 301.296.5406 to verify that your fax was received and when it will be processed.
--------------------------------------------------------------------------------
TELEPHONE        800.820.0888 or 301.296.5406 (not available for retirement accounts)
--------------------------------------------------------------------------------

Whether you transmit your redemption order by mail, fax or telephone, you must include the following information in your redemption order:

      o     your name

      o     your shareholder account number

      o     Fund name(s)

      o     dollar amount or number of shares you would like to sell

      o whether you want your sale proceeds sent to you by check, wire or ACH (a new alternate payee or new wire instructions may require a signature guarantee)

      o signature of account owner(s) (not required for telephone redemptions)

                                [GRAPHIC OMITTED]

                                                                   PROSPECTUS 15

You may only place a redemption order if you are the registered owner of the account or the registered owner has given Rydex written authorization to allow you to make redemptions from the account. You will receive a confirmation number for your redemption. Please retain it for your records.

DISTRIBUTIONS FROM QUALIFIED RETIREMENT ACCOUNTS

Distributions from your tax-qualified plan or individual retirement account
(IRA) may have adverse tax consequences to you. You should consult your tax adviser before redeeming shares and making distributions from your tax-qualified plan or IRA account. All requests for distributions of redemption proceeds from tax-qualified plan and IRA accounts must be in writing. All distributions from tax-qualified plans and IRAs are subject to tax withholding rules.

RECEIVING YOUR REDEMPTION PROCEEDS

Your redemption proceeds normally will be sent within seven days of the transfer agent receiving your request. For redemption orders that settle on federal bank holidays, your redemption proceeds will be sent on the next Business Day following the holiday. FOR INVESTMENTS MADE BY CHECK OR ACH (NOT WIRE PURCHASES), PAYMENT OF REDEMPTION PROCEEDS MAY BE DELAYED UNTIL THE TRANSFER AGENT IS REASONABLY SATISFIED THAT YOUR PURCHASE HAS CLEARED. IT MAY TAKE UP TO 15 DAYS FOR YOUR PURCHASE TO CLEAR.

All redemptions will be mailed to your address of record, sent electronically, via ACH, or wired to your bank account of record. You may request overnight mail service for an additional fee. If you request payment of redemption proceeds to a third party or to a location other than your address of record or bank account of record, your redemption request must be IN WRITING AND MUST INCLUDE A SIGNATURE GUARANTEE AND MAY NOT BE FAXED.

--------------------------------------------------------------------------------
SIGNATURE GUARANTEES

Signature guarantees help protect you and your account against fraud. You can obtain a signature guarantee at most banks and financial intermediaries. A notary public cannot provide a signature guarantee. You may not use fax to transmit a signature guarantee to the Fund.
--------------------------------------------------------------------------------

LOW BALANCE ACCOUNTS

To offset the administrative expense of servicing small accounts, the Fund may impose, without additional notice, an administrative fee of $15 per year during periods where your account balance falls below the account minimum requirements for any reason. The Fund may redeem your shares if the value of your account falls below the required minimum investment amount. However, the Fund will provide you with at least 30 days' written notice to allow you sufficient time to add to your account and avoid the redemption of your shares.

                                [GRAPHIC OMITTED]

16

EXCHANGING FUND SHARES
--------------------------------------------------------------------------------

Unlike most mutual funds, the Fund offers unlimited exchange privileges with no minimum holding periods or transaction fees. An exchange is when you sell shares of one Rydex Fund and use the proceeds from that sale to purchase shares of another Rydex Fund. Investors may make exchanges on any Business Day of A-Class Shares or C-Class Shares of any Rydex Fund for A-Class Shares or C-Class Shares of any other Rydex Fund on the basis of the respective NAVs of the shares involved. Exchange requests, like any other share transaction, will be processed at the NAV next determined after your exchange order is received in good order. Exchanges involving other Rydex Funds not included in this Prospectus may be subject to different transaction cut-off times. All exchange requests must be received by the Rydex Funds' transfer agent prior to the cutoff time of the Rydex Fund you are exchanging out of or the Rydex Fund you are exchanging into, whichever is earlier, to be processed at that Business Day's NAV. See "Exchanges with Other Rydex Funds" below for additional information. The exchange privilege may be modified or discontinued at any time.

EXCHANGE PROCEDURES

You will ordinarily submit your transaction order through your financial intermediary or other securities dealers through which you opened your shareholder account or through Rydex directly. The Fund also offers you the option to send exchange requests to Rydex by:

--------------------------------------------------------------------------------
                 Rydex Investments
  MAIL           Attn: Ops. Dept.
                 9601 Blackwell Road, Suite 500
                 Rockville, MD 20850
--------------------------------------------------------------------------------
                 301.296.5101

  FAX            If you send your exchange request by fax, you must call Rydex
                 Client Services at 800.820.0888 to verify that your fax was received and when it will be processed.
--------------------------------------------------------------------------------
TELEPHONE        800.820.0888 OR 301.296.5406
--------------------------------------------------------------------------------
INTERNET         Follow the directions on the Rydex web site -
                 www.rydexinvestments.com
--------------------------------------------------------------------------------

Whether you transmit your exchange request by mail, fax, telephone or inter-net, you must include the following information in your exchange request:

      o     your name

      o     your shareholder account number

      o Fund name(s) you are exchanging out of (selling) and Fund name(s) you are exchanging into (buying)

                                [GRAPHIC OMITTED]

                                                                   PROSPECTUS 17

      o dollar amount, number of shares or percentage of Fund position involved in the exchange

      o signature of account owner(s) (not required for telephone or internet exchanges)

You may only place exchange orders if you are the registered owner of the account or the registered owner has given Rydex written authorization to allow you to trade the account. You will receive a confirmation number for your exchange. Please retain it for your records.

MINIMUM EXCHANGE AMOUNTS

The minimum amount for an exchange is either $1,000 or 100% of the Fund position from which the exchange is coming, whichever is less. If you are exchanging the minimum amount, you may not split the proceeds between multiple Rydex Funds. If you place exchange transactions in shares or in percentages, the minimum exchange amount still applies. This minimum may be waived for accounts that are part of an asset allocation strategy.

EXCHANGES WITH OTHER RYDEX FUNDS

On any Business Day, investors may make exchanges of A-Class Shares or C-Class Shares of the Fund for A-Class Shares or C-Class Shares of any Rydex Fund not offered in this Prospectus. WHILE MOST RYDEX FUNDS OFFER UNLIMITED EXCHANGE PRIVILEGES WITH NO MINIMUM HOLDING PERIODS OR TRANSACTION FEES, CERTAIN RYDEX FUNDS DO NOT ALLOW UNLIMITED TRADING. IF YOU ARE CONTEMPLATING AN EXCHANGE FOR SHARES OF ANY RYDEX FUND NOT OFFERED IN THIS PROSPECTUS, YOU SHOULD OBTAIN AND REVIEW THAT RYDEX FUND'S CURRENT PROSPECTUS BEFORE MAKING THE EXCHANGE. You can obtain a prospectus for any Rydex Fund not offered in this Prospectus by calling
800.820.0888 or 301.296.5406 or visiting the Rydex web site at www.rydexinvestments.com.

RYDEX ACCOUNT POLICIES
--------------------------------------------------------------------------------

SHAREHOLDER IDENTIFICATION AND VERIFICATION

Federal regulations may require the Fund to obtain your name, your date of birth (for a natural person), your residential street address or principal place of business and your Social Security Number, Employer Identification Number or other government issued identification when you open an account. Additional information may be required in certain circumstances or to open accounts for corporations or other entities. The Fund may use this information to attempt to verify your identity. The Fund may not be able to establish an account if the necessary information is not received. The Fund may also place limits on account transactions while it is in the process of attempting to verify your

                                [GRAPHIC OMITTED]

18

identity. Additionally, if the Fund is unable to verify your identity after your account is established, the Fund may be required to redeem your shares and close your account.

Rydex provides accounts for U.S. citizens and resident aliens. We will not open a new account for any non-resident aliens (natural person or entity). If you are unsure of your status please consult your tax adviser. Non-resident aliens may hold Rydex Funds through a financial intermediary, subject to that financial intermediary's requirements.

Customer identification and verification is part of the Fund's overall obligation to deter money laundering under applicable law. The Fund has adopted an anti-money laundering compliance program designed to prevent the Fund from being used for money laundering or the financing of terrorist activities. In this regard, the Fund reserves the right to (i) refuse, cancel or rescind any purchase or exchange order, (ii) freeze any account and/or suspend account services or (iii) involuntarily close your account in cases of threatening conduct or suspected fraudulent or illegal activity. These actions will be taken when, in the sole discretion of Fund management, they are deemed to be in the best interests of the Fund or in cases when the Fund is requested or compelled to do so by governmental or law enforcement authority. If your account is closed at the request of governmental or law enforcement authority, you may not receive proceeds of the redemption if the Fund is required to withhold such proceeds.

CHANGES TO YOUR ACCOUNT

For information on what is required to make changes and/or additions to your account, and to obtain the appropriate forms, please visit the Rydex web site at www.rydexinvestments.com or call 800.820.0888 or 301.296.5406. If you own shares that are registered in your intermediary's name, and you want to transfer the registration to another intermediary or want the shares registered in your name, then you should contact your intermediary for instructions on how to make this change.

TRANSACTIONS OVER TELEPHONE OR INTERNET

Internet and telephone transactions are extremely convenient, but are not risk free. To ensure that your internet and telephone transactions are safe, secure, and as risk-free as possible, the Rydex Funds have instituted certain safeguards and procedures for determining the identity of web site users (including the use of secure passwords and 128-bit encryption technology) and telephone callers and authenticity of instructions. As a result, neither the Fund nor its transfer agent will be responsible for any loss, liability, cost, or expense for following internet, telephone or wire instructions they reasonably believe to be genuine. If you or your intermediaries make exchange requests by telephone or internet,

                                [GRAPHIC OMITTED]

                                                                   PROSPECTUS 19

you will generally bear the risk of any loss. Neither the Fund, nor its transfer agent, is responsible for internet transactions that are not received.

During periods of unusually high market activity or other times, it may be difficult to reach Rydex by telephone or access our internet site. Rydex and its affiliates will not be liable for any losses resulting from a cause over which Rydex or its affiliates do not have direct control, including but not limited to the failure of electronic or mechanical equipment or communication lines, telephone or other interconnect problems (E.G., if you are unable to access your online service provider), input errors on the internet, severe weather, facilities emergencies, earthquakes, floods and strikes or other labor problems. If you are not able to reach Rydex by your regular medium, consider sending written instructions.

STATEMENTS & CONFIRMATIONS

You will receive statements and trade confirmations of your investment transactions. You may elect to suppress trade confirmations by requesting this option in writing or via the internet. You may choose to receive your confirmations and/or statements either by mail or electronically.

eDELIVERY SERVICES

eDelivery offers shareholders the convenience of receiving most communications (such as trade confirmations, statements, prospectuses and shareholder reports, etc.) from the Fund through the web via email notification. For more information on eDelivery, please visit the Rydex web site at www.rydexinvestments.com. The Fund reserves the right to discontinue your eDelivery service if two (2) or more e-mail notices are returned as undeliverable.

RYDEX EXPRESS LINE - 1(800) 717-7776

You may access information about the Rydex Funds and your Rydex account anytime with the Rydex Express Line. This automated line gives you telephone access to Rydex Fund information including NAVs, daily factors, fund assets and distributions as well as balance and history information on your Rydex account.

SERVICE AND OTHER FEES

Rydex may charge the following administrative fees on accounts held directly through the Fund's transfer agent for services associated with the following:

      o     $15 for wire transfers of redemption proceeds under $5,000

      o     $50 on purchase checks returned for insufficient funds

      o $25 to stop payment of a redemption check within 10 Business Days of the settlement date

                                [GRAPHIC OMITTED]

20

      o $15 for standard overnight packages (fee may be higher for special delivery options)

      o     $25 for bounced draft checks or ACH transactions

      o     $15 per year for low balance accounts

      o The Fund reserves the right, upon notice, to charge you a fee to cover the costs of special requests for information that require extensive research or employee resources. Such requests could include a request for historical account transcripts or the retrieval of a significant number of documents.

Rydex reserves the right to change any of these fees or add additional service fees at any time.

RETIREMENT ACCOUNT FEES

Certain retirement plans such as IRA, SEP, Roth IRA and 403(b) accounts, are charged an annual $15 maintenance fee. Upon liquidating your retirement account, a $15 account-closing fee (and any unpaid annual maintenance fee) will be deducted from the proceeds of your redemption. You may pay the annual maintenance fee at any time during the calendar year by sending Rydex a check. If the annual maintenance fee is not paid separately prior to December, it will be deducted from your account.

ACCOUNT FEE WAIVERS

Certain fees may be waived for accounts with balances equal to or greater than $250,000 at the time the fee is charged. The fees that may be waived are the Annual maintenance fee and account-closing fee for retirement accounts and the fee for wires less than $5,000.

RIGHTS RESERVED BY THE FUND

The Fund reserves the right to close your account in cases of suspected fraudulent or illegal activity in accordance with applicable law. This action may be taken when, in the sole discretion of Fund management, it is deemed to be in the best interests of the Fund or in cases where the Fund is requested or compelled to do so by applicable law. If your account is closed at the request of governmental or law enforcement authority or pursuant to applicable law, you may not receive proceeds of the redemption if the Fund is required to withhold such proceeds.

                                [GRAPHIC OMITTED]

                                                                   PROSPECTUS 21

DISTRIBUTION AND SHAREHOLDER SERVICES
--------------------------------------------------------------------------------

A-CLASS SHARES

The Fund has adopted a Distribution Plan applicable to A-Class Shares that allows the Fund to pay distribution fees to the Distributor and other firms that provide distribution services ("Service Providers"). The Fund will pay distribution fees to the Distributor at an annual rate not to exceed 0.25% of average daily net assets, pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended. The Distributor generally will, in turn, pay the Service Provider out of its fees. Because the Fund pays these fees out of assets on an ongoing basis, over time these fees may cost you more than other types of sales charges and will increase the cost of your investment.

C-CLASS SHARES

The Fund has adopted a Distribution and Shareholder Services Plan pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended, applicable to C-Class Shares that allows the Fund to pay annual distribution and service fees of 1.00% of the Fund's average daily net assets. The annual 0.75% distribution fee reimburses the Distributor for paying your intermediary a sales commission. The annual 0.25% service fee compensates your intermediary for providing on-going services to you. The Distributor advances the first year's distribution and service fees, and retains the distribution and service fees on accounts with no authorized intermediary of record. Because the Fund pays these fees out of assets on an ongoing basis, over time these fees may cost you more than other types of sales charges and will increase the cost of your investment.

COMPENSATION TO DEALERS

The Advisor, at its expense, may provide compensation to financial intermediaries for the sale of Fund shares. These payments may be made, at the discretion of the Advisor, to certain dealers who have sold shares of the Rydex Funds. The level of payments made to dealers will generally vary, but may be significant. These payments may provide an incentive for dealers to sell shares of the Rydex Funds and promote the retention of their customer's assets in the Fund. Any payments described above will not change the price paid by investors for the purchase of the applicable Rydex Fund's shares or the amount that any particular Rydex Fund will receive as proceeds from such sales. The Advisor determines the extent of such payments in its sole discretion in response to requests from dealer firms, based on factors it deems relevant, such as the dealer's sales, assets, share class utilized and the quality of the dealer's relationship with the Advisor. The Advisor periodically determines the advisability of continuing these payments. The Advisor may also pay expenses associated with meetings that facilitate educating financial advisers and shareholders about the Rydex Funds that are conducted by dealers.

                                [GRAPHIC OMITTED]

22

DIVIDENDS AND DISTRIBUTIONS
--------------------------------------------------------------------------------

TIMING OF PAYMENTS

The Fund will declare dividends daily and pay them monthly or upon redemption. If you own Fund shares on the Fund's record date, you will be entitled to receive the dividend. The Fund may declare and pay dividends on the same date. The Fund makes distributions of capital gains, if any, at least annually. The Fund, however, may declare a special capital gains distribution if the Board of Trustees believes that such a distribution would be in the best interests of the shareholders of the Fund.

DIVIDEND PAYMENT OPTIONS

Dividends and distributions will be paid in the form of additional Fund shares unless you have elected to receive payment in cash. If you did not elect to receive cash payments of dividends and distributions on your application, you must notify the Fund in writing to change your election prior to the date of the next distribution. Your election will become effective for dividends paid after the Fund receives your written notice. To cancel your election, simply send written notice to the Fund. Dividends and distributions with values of $10 or less may be automatically reinvested.

TAX INFORMATION
--------------------------------------------------------------------------------

The following is a summary of some important tax issues that affect the Fund and its shareholders. The summary is based on current tax laws, which may be changed by legislative, judicial or administrative action. You should not consider this summary to be a detailed explanation of the tax treatment of the Fund, or the tax consequences of an investment in the Fund. MORE INFORMATION ABOUT TAXES IS LOCATED IN THE SAI. YOU ARE URGED TO CONSULT YOUR TAX ADVISER REGARDING SPECIFIC QUESTIONS AS TO FEDERAL, STATE AND LOCAL INCOME TAXES.

TAX STATUS OF THE FUND

The Fund is treated as a separate entity for federal tax purposes, and intends to qualify for the special tax treatment afforded regulated investment companies. As long as the Fund qualifies as a regulated investment company, it pays no federal income tax on the earnings it distributes to shareholders.

TAX STATUS OF DISTRIBUTIONS

      o The Fund will, at least annually, distribute substantially all of its net investment income and net capital gains income.

      o The income dividends and short-term capital gains distributions you receive from the Fund will be taxed as either ordinary income or qualified dividend income. Dividends that are qualified dividend income are eligible for the reduced maximum rate to individuals of 15% (5% for

                                [GRAPHIC OMITTED]

                                                                   PROSPECTUS 23

            individuals in lower tax brackets) to the extent that the Fund receives qualified dividend income. The Fund expects to make primarily distributions that will not be treated as qualified dividend income.

      o Any long-term capital gains distributions you receive from the Fund are taxable as long-term capital gains regardless of how long you have owned your shares. Long-term capital gains are currently taxed at a maximum rate of 15%.

      o Absent further legislation, the maximum 15% tax rate on qualified dividend income and long-term capital gains will cease to apply to taxable years beginning after December 31, 2010.

      o Dividends and distributions are generally taxable to you whether you receive them in cash or in additional shares.

      o Corporate shareholders may be entitled to a dividends-received deduction for the portion of dividends they receive that are attributable to dividends received by the Fund from U.S. corporations, subject to certain limitations.

      o Long-term capital gains distributions will result from gains on the sale or exchange of capital assets held by the Fund for more than one year.

      o Distributions paid in January but declared by the Fund in October, November or December of the previous year may be taxable to you in the previous year.

      o The Fund will inform you of the amount of your ordinary income dividends, qualified dividend income, and long-term capital gain distributions shortly after the close of each calendar year.

      o If you hold your shares in a tax-qualified retirement account, you generally will not be subject to federal taxation on Fund distributions until you begin receiving distributions from your retirement account. You should consult your tax adviser regarding the tax rules that apply to your retirement account.

TAX STATUS OF SHARE TRANSACTIONS

EACH SALE, EXCHANGE, OR REDEMPTION OF FUND SHARES MAY BE A TAXABLE EVENT TO YOU. For tax purposes, an exchange of Fund shares for shares of a different Rydex Fund is treated the same as a sale. You should consider the tax consequences of any redemption or exchange before making such a request, especially with respect to redemptions if you invest in the Fund through a tax-qualified retirement plan.

                                [GRAPHIC OMITTED]

24

STATE TAX CONSIDERATIONS

The Fund is not liable for any income or franchise tax in Delaware as long as it qualifies as a regulated investment company for federal income tax purposes. In addition to federal taxes, distributions by the Fund and ownership of Fund shares may be subject to state and local taxes. You should consult your tax adviser regarding how state and local tax laws affect your investment in Fund shares.

MANAGEMENT OF THE FUND
--------------------------------------------------------------------------------

INVESTMENT ADVISOR

Rydex Investments is located at 9601 Blackwell Road, Suite 500, Rockville, Maryland 20850, and serves as investment adviser of the Fund. The Advisor has served as the investment adviser of the Rydex Funds since each Rydex Fund's inception, and also serves as sub-adviser to several other mutual funds.

The Advisor makes investment decisions for the assets of the Fund and continuously reviews, supervises, and administers the Fund's investment program. The Board of Trustees of the Trust supervises the Advisor and establishes policies that the Advisor must follow in its day-to-day management activities. Pursuant to an investment advisory agreement between the Trust and the Advisor, the Fund paid the Advisor a fee for the fiscal year ended March 31, 2007 at an annualized rate based on the average daily net assets of the Fund, as set forth below:

                                                                       ADVISORY
FUND                                                                      FEE
--------------------------------------------------------------------------------
U.S. GOVERNMENT MONEY MARKET FUND ..................................     0.50%

The Advisor bears all of its own costs associated with providing these advisory services and the expenses of the members of the Board of Trustees who are affiliated with the Advisor. The Advisor may make payments from its own resources to broker-dealers and other financial institutions in connection with the sale of Fund shares.

A discussion regarding the basis for the Board's August 2006 approval of the Fund's investment advisory agreement is available in the Fund's September 30, 2006 Semi-Annual Report to Shareholders, which covers the period April 1, 2006 to September 30, 2006. A discussion regarding the basis for the Board's August 2007 approval of the Fund's investment advisory agreement will be available in the Fund's September 30, 2007 Semi-Annual Report to Shareholders, which covers the period April 1, 2007 to September 30, 2007.

                                [GRAPHIC OMITTED]

                                                                   PROSPECTUS 25

PORTFOLIO MANAGEMENT

Mike Byrum, President and Chief Investment Officer ("CIO") of Rydex Investments, leads the Portfolio Department. Mr. Byrum's senior management team, called the Investment Leadership Team ("ILT"), consists of five investment professionals that are responsible for overseeing different functions within the Portfolio Department. Those members include Michael Dellapa as the Director of Research, Douglas Holmes as the Strategic Advisor, James King as the Director of Portfolio Management, David Reilly as the head of Portfolio Strategies, and Stephen Sachs as the Director of Trading. The role of the ILT is to set the overall policies of the Portfolio Department with respect to investment strategies and business development. The remainder of the Portfolio Department reports to the members of the ILT, and consists of a team of approximately 16 investment professionals that focus on research, trading, and implementing the portfolios.

On a day-to-day basis the following three individuals are jointly and primarily responsible for the management of the Fund.

MICHAEL P. BYRUM, CFA, President and CIO of Rydex Investments - As the CIO, Mr. Byrum has ultimate responsibility of the management of the Fund. He has been associated with Rydex Investments since the Advisor was founded in 1993. Mr. Byrum was named the President of Rydex Investments in 2004 and has served as Chief Investment Officer of Rydex Investments since 2000. During this time, he has played a key role in the development of the firm's investment strategies and product offerings. As Senior Portfolio Manager, Mr. Byrum was instrumental in the launch of the OTC, Precious Metals, Government Long Bond 1.2x Strategy, Inverse Government Long Bond Strategy, Inverse S&P 500 Strategy and Inverse OTC Strategy Funds, and helped to create the Sector Funds, all of which are offered in a separate prospectus. He was named Vice President of Portfolio for Rydex Investments in 1998, and Executive Vice President in 2000. Prior to joining Rydex Investments, Mr. Byrum worked for Money Management Associates, the investment adviser for Rushmore Funds, Inc. He holds a degree in finance from Miami University of Ohio and is a member of the CFA Institute and the Washington Society of Investment Analysts. Mr. Byrum has co-managed the Fund since its inception.

JAMES R. KING, CFA, Director of Portfolio Management - Mr. King is responsible for a team of portfolio managers who manage all of the Rydex Funds. He joined Rydex Investments in 1996 and was promoted to assistant portfolio manager in 1997. In 1998, he became a portfolio manager and was promoted in 2001 to senior portfolio manager and currently serves as director of portfolio management. Prior to joining Rydex Investments, Mr. King worked as a

                                [GRAPHIC OMITTED]

26

registered representative at DMG Securities. He holds a degree in finance from the University of Maryland. Mr. King has co-managed the Fund since he was promoted to assistant portfolio manager in 1997.

MICHAEL J. DELLAPA, CFA, Director of Investment Research - Mr. Dellapa joined Rydex Investments in 2000 as a Research Analyst and was promoted to portfolio manager in 2003. During his tenure as a portfolio manager, he had direct oversight for the Russell 2000(R) 1.5x Strategy, Healthcare, Biotechnology, and Consumer Products Funds, all of which are offered in a separate prospectus. In 2005, Mr. Dellapa became Director of Investment Research. Since joining Rydex Investments, Mr. Dellapa has played a key role in developing research processes and systems to enhance current funds and develop new investment products. Prior to joining Rydex Investments, he worked as an equity analyst for Invista Capital and systems analyst for Accenture. He holds an engineering degree from the University of Maryland and MBA from the University of Chicago. Previously, he was owner/consultant of Dellapa Consulting Inc. as well as a senior consultant and an analyst at Andersen Consulting. Mr. Dellapa has co-managed the Fund since September 2005.

Mr. Dellapa oversees the research and creation of the processes used to select investments. Mr. King oversees the day-to-day details of the portfolio management of all of the Rydex Funds. Mr. Byrum generally oversees all aspects of the management of all the Rydex Funds and reviews the activities of Messrs. King and Dellapa, as well as other aspects of the investment management portfolio department.

Additional information about the portfolio managers' compensation, other accounts managed by the portfolio managers, and the portfolio managers' ownership of securities in the Fund is available in the SAI.

                                [GRAPHIC OMITTED]

                                                                   PROSPECTUS 27

--------------------------------------------------------------------------------

THIS PAGE INTENTIONALLY LEFT BLANK.

                                [GRAPHIC OMITTED]

28

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

The financial highlights tables are intended to help you understand the Fund's financial performance for the past 5 years (or, if shorter, the period of operations of the Fund's A-Class Shares or C-Class Shares). Certain information reflects financial results for a single share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). The information provided below for the period ending March 31, 2007 has been audited by Ernst & Young LLP,

                                                                         NET INCREASE
                                                      NET REALIZED        (DECREASE)
                          NET ASSET                        AND           IN NET ASSET     DISTRIBUTIONS    DISTRIBUTIONS
                            VALUE,         NET         UNREALIZED      VALUE RESULTING       FROM NET         FROM NET
                          BEGINNING    INVESTMENT    GAINS (LOSSES)          FROM           INVESTMENT        REALIZED
YEAR ENDED                OF PERIOD      INCOME+     ON INVESTMENTS       OPERATIONS          INCOME           GAINS
-------------------------------------------------------------------------------------------------------------------------
U.S. GOVERNMENT MONEY MARKET FUND A-CLASS
   MARCH 31, 2007          $ 1.00        $ .04            $ --              $ .04            $ (.04)            $ --
   March 31, 2006            1.00          .03              --                .03              (.03)              --
   March 31, 2005            1.00          .01              --                .01              (.01)              --
   March 31, 2004*           1.00           --              --                 --                --               --

U.S. GOVERNMENT MONEY MARKET FUND C-CLASS
   MARCH 31, 2007            1.00          .03              --                .03              (.03)              --
   March 31, 2006            1.00          .02              --                .02              (.02)              --
   March 31, 2005            1.00           --ss.           --                 --ss.            (--)ss.           --
   March 31, 2004            1.00           --ss.           --                 --ss.            (--)ss.           --
   March 31, 2003            1.00           --ss.           --                 --ss.            (--)ss.           --

  * SINCE THE COMMENCEMENT OF OPERATIONS: MARCH 31, 2004 -- U.S. GOVERNMENT MONEY MARKET FUND A-CLASS.

 **   ANNUALIZED

  +   CALCULATED USING THE AVERAGE DAILY SHARES OUTSTANDING FOR THE YEAR.

 ++ TOTAL INVESTMENT RETURN DOES NOT REFLECT THE IMPACT OF ANY APPLICABLE SALES CHARGES AND HAS NOT BEEN ANNUALIZED.

  # EXPENSE RATIOS FOR THE PERIOD ENDED MARCH 31, 2004 ARE CALCULATED FOR ONE DAY ONLY AND ARE NOT INDICATIVE OF FUTURE CLASS PERFORMANCE.

SS.   LESS THAN $.01 PER SHARE.

                                [GRAPHIC OMITTED]

                                                                   PROSPECTUS 29

whose report, along with the financial statements and related notes, appear in the Fund's 2007 Annual Report. The information for each of the periods through March 31, 2006 was audited by a predecessor independent registered public accounting firm. The 2007 Annual Report is available by telephoning the transfer agent at 800.820.0888 or 301.296.5100. The 2007 Annual Report is incorporated by reference in the SAI.

                                                                                            RATIOS TO
                                                                                       AVERAGE NET ASSETS:
                                                                                --------------------------------
                                            NET                                                                    NET ASSETS,
                                          INCREASE     NET ASSET                                                      END OF
                                       (DECREASE) IN     VALUE,       TOTAL                               NET         PERIOD
                           TOTAL         NET ASSET       END OF    INVESTMENT     TOTAL       NET     INVESTMENT      (000'S
YEAR ENDED             DISTRIBUTIONS       VALUE         PERIOD     RETURN++    EXPENSES   EXPENSES     INCOME       OMITTED)
-------------------------------------------------------------------------------------------------------------------------------
U.S. GOVERNMENT MONEY MARKET FUND A-CLASS
   MARCH 31, 2007         $ (.04)           $ --         $ 1.00       4.01%      1.17%       1.17%       3.97%      $ 18,779
   March 31, 2006           (.03)             --           1.00       2.51%      1.15%       1.15%       2.66%        14,324
   March 31, 2005           (.01)             --           1.00       0.59%      1.10%       1.10%       0.93%         7,335
   March 31, 2004*            --              --           1.00       0.00%      0.00%**#    0.00%**#    0.00%**           1

U.S. GOVERNMENT MONEY MARKET FUND C-CLASS
   MARCH 31, 2007           (.03)             --           1.00       3.24%      1.92%       1.92%       3.20%       120,415
   March 31, 2006           (.02)             --           1.00       1.76%      1.89%       1.89%       1.72%       131,045
   March 31, 2005            (--)ss.          --           1.00       0.19%      1.87%       1.51%       0.19%       155,668
   March 31, 2004            (--)ss.          --           1.00       0.01%      1.90%       1.08%       0.01%       131,704
   March 31, 2003            (--)ss.          --           1.00       0.08%      1.91%       1.50%       0.06%       201,745

                                [GRAPHIC OMITTED]

30

ADDITIONAL AND MORE DETAILED INFORMATION ABOUT THE FUND IS INCLUDED IN THE SAI DATED AUGUST 1, 2007. THE SAI HAS BEEN FILED WITH THE SEC AND IS INCORPORATED BY REFERENCE INTO THIS PROSPECTUS AND, THEREFORE, LEGALLY FORMS A PART OF THIS PROSPECTUS. THE SEC MAINTAINS THE EDGAR DATABASE ON ITS WEB SITE ("HTTP://WWW.SEC.GOV") THAT CONTAINS THE SAI, MATERIAL INCORPORATED BY REFERENCE, AND OTHER INFORMATION REGARDING REGISTRANTS THAT FILE ELECTRONICALLY WITH THE SEC. YOU MAY ALSO REVIEW AND COPY DOCUMENTS AT THE SEC PUBLIC REFERENCE ROOM IN WASHINGTON, D.C. (FOR INFORMATION ON THE OPERATION OF THE PUBLIC REFERENCE ROOM, CALL 202.551.8090). YOU MAY REQUEST DOCUMENTS FROM THE SEC BY MAIL, UPON PAYMENT OF A DUPLICATION FEE, BY WRITING TO: U.S. SECURITIES AND EXCHANGE COMMISSION, PUBLIC REFERENCE SECTION, WASHINGTON, D.C. 20549-0102 OR BY EMAILING THE SEC AT THE FOLLOWING ADDRESS: PUBLICINFO@SEC.GOV.

YOU MAY OBTAIN A COPY OF THE SAI OR THE ANNUAL OR SEMI-ANNUAL REPORTS, WITHOUT CHARGE BY CALLING 800.820.0888 OR 301.296.5100, VISITING THE RYDEX WEB SITE AT WWW.RYDEXINVESTMENTS.COM, OR WRITING TO RYDEX SERIES FUNDS, AT 9601 BLACKWELL ROAD, SUITE 500, ROCKVILLE, MARYLAND 20850. ADDITIONAL INFORMATION ABOUT THE FUND'S INVESTMENTS IS AVAILABLE IN THE ANNUAL AND SEMI-ANNUAL REPORTS. ALSO, IN THE FUND'S ANNUAL REPORT, YOU WILL FIND A DISCUSSION OF THE MARKET CONDITIONS AND INVESTMENT STRATEGIES THAT SIGNIFICANTLY AFFECTED THE FUND'S PERFORMANCE DURING THEIR LAST FISCAL YEAR.

NO ONE HAS BEEN AUTHORIZED TO GIVE ANY INFORMATION OR TO MAKE ANY
REPRESENTATIONS NOT CONTAINED IN THIS PROSPECTUS OR IN THE FUND'S SAI IN CONNECTION WITH THE OFFERING OF FUND SHARES. DO NOT RELY ON ANY SUCH INFORMATION OR REPRESENTATIONS AS HAVING BEEN AUTHORIZED BY THE FUND OR RYDEX INVESTMENTS. THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFERING BY THE FUND IN ANY JURISDICTION WHERE SUCH AN OFFERING IS NOT LAWFUL.

THE TRUST'S SEC REGISTRATION NUMBER IS 811-07584.

                                                                   PROSPECTUS 31

                                [GRAPHIC OMITTED]

[LOGO] RYDEXINVESTMENTS
ESSENTIAL FOR MODERN MARKETS(R)

              9601 Blackwell Road o Suite 500 o Rockville, MD 20850
              800.820.0888 o www.rydexinvestments.com

              RSMAC-1-0807x0808

                     ---------------------------------------
                      PLEASE SEE THE RYDEX PRIVACY POLICIES
                             INSIDE THE BACK COVER.
                     ---------------------------------------

                                [GRAPHIC OMITTED]


                                                              RYDEX SERIES FUNDS
                              INVESTOR CLASS AND ADVISOR CLASS SHARES PROSPECTUS
                                                                  AUGUST 1, 2007


                                                               MONEY MARKET FUND
                                                    U.S. GOVERNMENT MONEY MARKET

                                                         [LOGO] RYDEXINVESTMENTS
                                                 ESSENTIAL FOR MODERN MARKETS(R)

The U.S. Securities and Exchange Commission has not approved or disapproved the Trust's shares or passed upon the accuracy or adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

                                [GRAPHIC OMITTED]


ii

TABLE OF CONTENTS
--------------------------------------------------------------------------------

MONEY MARKET FUND

   U.S. GOVERNMENT MONEY MARKET FUND ....................................     2

DESCRIPTIONS OF PRINCIPAL RISKS .........................................     2

FUND PERFORMANCE ........................................................     3

FUND FEES AND EXPENSES ..................................................     4

MORE INFORMATION ABOUT THE FUND .........................................     4

SHAREHOLDER INFORMATION .................................................     5

TRANSACTION INFORMATION .................................................     6

BUYING FUND SHARES ......................................................     9

SELLING FUND SHARES .....................................................    13

EXCHANGING FUND SHARES ..................................................    15

RYDEX ACCOUNT POLICIES ..................................................    17

DISTRIBUTION AND SHAREHOLDER SERVICES ...................................    20

DIVIDENDS AND DISTRIBUTIONS .............................................    21

TAX INFORMATION .........................................................    21

MANAGEMENT OF THE FUND ..................................................    23

FINANCIAL HIGHLIGHTS ....................................................    26


                     ---------------------------------------
                      PLEASE SEE THE RYDEX PRIVACY POLICIES
                             INSIDE THE BACK COVER.
                     ---------------------------------------

                                [GRAPHIC OMITTED]

                                                                    PROSPECTUS 1

                               RYDEX SERIES FUNDS
                     INVESTOR CLASS AND ADVISOR CLASS SHARES

            9601 BLACKWELL ROAD, SUITE 500, ROCKVILLE, MARYLAND 20850
             800.820.0888 o 301.296.5100 o WWW.RYDEXINVESTMENTS.COM

Rydex Series Funds (the "Trust") is a mutual fund complex offering a number of professionally managed investment portfolios (funds) that are grouped into several categories according to each fund's investment strategy. This Prospectus describes Investor Class Shares and Advisor Class Shares of the U.S. Government Money Market Fund (the "Fund").

Investor Class and Advisor Class Shares of the Funds are sold principally to clients of professional money managers ("financial intermediaries") and to investors who take part in certain asset allocation investment programs. Investors may exchange shares of the Funds through your financial intermediary or directly through the Rydex web site - www.rydexinvestments.com - or over the phone.

RISKS OF INVESTING IN THE FUND

The value of the Fund may fluctuate. In addition, Fund shares:

      o     MAY DECLINE IN VALUE, AND YOU MAY LOSE MONEY

      o     ARE NOT FEDERALLY INSURED

      o     ARE NOT GUARANTEED BY ANY GOVERNMENT AGENCY

      o     ARE NOT BANK DEPOSITS

      o     ARE NOT GUARANTEED TO ACHIEVE THEIR OBJECTIVES

                                [GRAPHIC OMITTED]

2

U.S. GOVERNMENT MONEY MARKET FUND
--------------------------------------------------------------------------------
INVESTOR CLASS (RYMXX)                                     ADVISOR CLASS (RYDXX)

FUND OBJECTIVE

The U.S. Government Money Market Fund seeks to provide security of principal, high current income, and liquidity.

PRINCIPAL INVESTMENT STRATEGY

The U.S. Government Money Market Fund invests primarily in money market instruments issued or guaranteed as to principal and interest by the U.S. Government, its agencies or instrumentalities, and enters into repurchase agreements fully collateralized by U.S. Government securities. The Fund may also invest in Eurodollar time deposits. The Fund operates under U.S. Securities and Exchange Commission rules that impose certain liquidity, maturity, and diversification requirements on all money market funds. All securities purchased by the Fund must have remaining maturities of 397 days or less, and must be found by Rydex Investments (the "Advisor") to represent minimal credit risk and be of eligible quality.

PRINCIPAL RISKS

The U.S. Government Money Market Fund is subject to a number of risks that may affect the value of its shares, including:

      o     Interest Rate Risk

      o     Stable Price Per Share Risk

Please see "Descriptions of Principal Risks" below for a discussion of each of the principal risks that apply to the Fund.

DESCRIPTIONS OF PRINCIPAL RISKS
--------------------------------------------------------------------------------

INTEREST RATE RISK - Interest Rate Risk involves the potential for decline in the Fund's yield (the rate of dividends the Fund pays) in the event of declining interest rates.

STABLE PRICE PER SHARE RISK - The Fund's assets are valued using the amortized cost method, which enables the Fund to maintain a stable price of $1.00 per share. ALTHOUGH THE FUND IS MANAGED TO MAINTAIN A STABLE PRICE PER SHARE OF $1.00, THERE IS NO GUARANTEE THAT THE PRICE WILL BE CONSTANTLY MAINTAINED, AND IT IS POSSIBLE TO LOSE MONEY. THE FUND IS NOT A BANK DEPOSIT AND IS NOT FEDERALLY INSURED OR GUARANTEED BY ANY GOVERNMENT AGENCY OR GUARANTEED TO ACHIEVE ITS OBJECTIVE.

                                [GRAPHIC OMITTED]

                                                                    PROSPECTUS 3

FUND PERFORMANCE
--------------------------------------------------------------------------------

The bar chart below shows the performance of the Investor Class Shares of the Fund from year to year, and the tables below show the performance of the Investor Class Shares and Advisor Class Shares of the Fund as an average over different periods of time. The variability of performance over time provides an indication of the risks of investing in the Fund. The figures in the bar chart and tables assume the reinvestment of dividends and capital gains distributions. Of course, this past performance does not necessarily indicate how the Fund will perform in the future.

U.S. GOVERNMENT MONEY MARKET FUND
--------------------------------------------------------------------------------

THE PERFORMANCE INFORMATION SHOWN BELOW FOR THE INVESTOR CLASS SHARES IS BASED ON A CALENDAR YEAR. THE YEAR-TO-DATE RETURN FOR THE PERIOD FROM JANUARY 1, 2007 THROUGH JUNE 30, 2007 IS 2.13%.

  [THE FOLLOWING TABLE WAS REPRESENTED BY A BAR CHART IN THE PRINTED MATERIAL.]

  1997    1998    1999    2000    2001    2002    2003    2004    2005    2006
--------------------------------------------------------------------------------
  4.57    4.63    4.28    5.41    3.33    0.86    0.24    0.44    2.31    4.04

Highest Quarter Return                                     Lowest Quarter Return
(quarter ended 12/31/2000) 1.45%                 (quarter ended 3/31/2004) 0.03%

AVERAGE ANNUAL TOTAL RETURN
(FOR PERIODS ENDED DECEMBER 31, 2006)

INVESTOR CLASS SHARES               Past 1 Year   Past 5 Years   Past 10 Years
--------------------------------------------------------------------------------
Return Before Taxes                     4.04%         1.57%           3.00%
90 Day Treasury Composite Index 1       4.87%         2.42%           3.84%

                                                                 Since Inception
ADVISOR CLASS SHARES                Past 1 Year   Past 5 Years     (4/1/1998)
--------------------------------------------------------------------------------
Return Before Taxes                     3.53%         1.17%           2.33%
90 Day Treasury Composite Index 1       4.87%         2.42%           3.60%

1 THE 90 DAY TREASURY COMPOSITE INDEX IS AN UNMANAGED INDEX THAT IS A WIDELY RECOGNIZED INDICATOR OF GENERAL MONEY MARKET PERFORMANCE. RETURNS REFLECT NO DEDUCTION FOR FEES, EXPENSES OR TAXES.

YIELD

Call 800.820.0888 for the Fund's current yield.

                                [GRAPHIC OMITTED]

4

FUND FEES AND EXPENSES
--------------------------------------------------------------------------------

The table below describes the fees and expenses that you may pay if you buy and hold Investor Class Shares or Advisor Class Shares of the Fund.

                                                              INVESTOR   ADVISOR
                                                                CLASS     CLASS
--------------------------------------------------------------------------------
SHAREHOLDER FEES 1                                              None      None

ANNUAL FUND OPERATING EXPENSES
(EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)

Management Fees                                                 0.50%     0.50%

Distribution and Shareholder Service (12b-1) Fees               None      0.25%

Other Expenses                                                  0.42%     0.67%
                                                              ------------------

Total Annual Fund Operating Expenses                            0.92%     1.42%
                                                              ==================

1 THE FUND MAY IMPOSE A WIRE TRANSFER CHARGE OF $15 ON CERTAIN REDEMPTIONS UNDER $5,000 FOR ACCOUNTS HELD DIRECTLY THROUGH THE FUND'S TRANSFER AGENT.

EXAMPLE

The Examples that follow are intended to help you compare the cost of investing in Investor Class Shares or Advisor Class Shares of the Fund with the cost of investing in other mutual funds.

The Examples assume that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, the Examples reflect your costs based on these assumptions.


                                          1 YEAR   3 YEARS   5 YEARS   10 YEARS
--------------------------------------------------------------------------------

INVESTOR CLASS SHARES                     $   94   $   293   $   509   $  1,131
ADVISOR CLASS SHARES                      $  145   $   449   $   776   $  1,702

MORE INFORMATION ABOUT THE FUND
--------------------------------------------------------------------------------

OTHER INVESTMENT PRACTICES AND STRATEGIES

Please see the Statement of Additional Information (the "SAI") for a more complete list of portfolio investment strategies, permitted investments and related risks.

PORTFOLIO HOLDINGS

A description of the Fund's policies and procedures with respect to the disclosure of Fund portfolio securities is available in the SAI.

                                [GRAPHIC OMITTED]

                                                                    PROSPECTUS 5

INVESTING WITH RYDEX:
--------------------------------------------------------------------------------

SHAREHOLDER INFORMATION

Investor Class Shares are offered directly through Rydex Fund Services Inc. and also through authorized securities brokers and other financial intermediaries. Advisor Class Shares are offered only through financial intermediaries or securities dealers. Unlike Investor Class Shares, Advisor Class Shares have a distribution and shareholder service fee which compensates financial intermediaries, in part, for services they provide to investors who purchase Advisor Class Shares of the Fund.

OPENING YOUR ACCOUNT

You will need to open a Rydex shareholder account to make share transactions - buy, sell or exchange shares of the Fund. You can request an account application by calling Rydex Client Services at 800.820.0888 or 301.296.5406 or simply download an application from the Rydex web site - www.rydexinvestments.com. Certain account types may be opened online via the website. For more information on opening an account, call Rydex Client Services at 800.820.0888 or
301.296.5406 or visit www.rydexinvestments.com.

The type of application you will need depends on the type of account you want to open. For example, if you are opening a retirement account, such as an IRA, you will need to complete a different application than you would if you were opening a taxable account. When you call Rydex to request an account application, be sure to let the Client Services representative know what type of account you want to open to ensure that you receive the correct application.

If you open your account through a broker or other financial intermediary, your financial intermediary will ordinarily assist you in completing the necessary application to open your account with Rydex.

--------------------------------------------------------------------------------
MINIMUM AMOUNTS FOR ESTABLISHING ACCOUNTS

The minimum initial investment amounts for accounts held through a third party (E.G., a brokerage account) are:

      o     $1,000 for retirement accounts

      o     $2,500 for all other accounts

Accounts held DIRECTLY at Rydex are subject to a minimum account balance of $25,000 FOR NON-MANAGED ACCOUNTS (INCLUDING RETIREMENT ACCOUNTS) and $15,000 FOR ACCOUNTS MANAGED BY FINANCIAL INTERMEDIARIES. Accounts opened through a financial intermediary (non-direct) will be subject to your financial intermediary's minimum initial investment amount and minimum account balance requirements, which may be different than the amounts above.

To open an IRA account with Rydex directly, you must transfer an existing IRA (or multiple IRAs) in order to meet the minimum investment amount requirements.
--------------------------------------------------------------------------------

                                [GRAPHIC OMITTED]

6

--------------------------------------------------------------------------------
There are no minimum amounts for subsequent investments in the Fund except for subsequent investments made via Automated Clearing House ("ACH"). For more information about subsequent investments via ACH please see "Purchase Procedures" below.

Rydex reserves the right to modify its minimum account requirements at any time, with or without prior notice to you.
--------------------------------------------------------------------------------

TIPS TO SUCCESSFULLY COMPLETE YOUR ACCOUNT APPLICATION

o You must provide each account holder's social security number or tax ID number and date of birth on the application to avoid a delay in processing.

o Attach a copy of the trust document when establishing a trust account.

o When establishing an account for your corporation, partnership or self directed retirement plan, please indicate the correct account type to ensure proper tax reporting, and provide a copy of one of the following documents: registered articles of incorporation, government-issued business license, partnership papers, plan documents or other official documentation that verifies the entity and lists the authorized individuals. Failure to provide this documentation may result in a delay in processing your application.

o You must provide a street address (Rydex does not accept P.O. Box only addresses). If any joint owner has a different address than the account registration, please indicate what it is on the application.

O BE SURE TO SIGN THE APPLICATION.

o If you open an account directly with Rydex you will receive a confirmation statement by mail confirming your initial purchase. Review this confirmation carefully to ensure that all of the information is correct. Notify us promptly of any errors.

TRANSACTION INFORMATION
--------------------------------------------------------------------------------

This section provides important information about the procedures that you must follow when you buy, sell or exchange shares of the Fund. You may submit transaction orders to buy, sell or exchange Fund shares on any day that the NYSE is open for business (a "Business Day"). On any day that the Federal Reserve Bank of New York or the NYSE closes early, the principal government securities and corporate bond markets close early (such as on days in advance of holidays generally observed by participants in these markets), or as permitted by the U.S. Securities and Exchange Commission (the "SEC"), the Fund reserves the right to advance the time that net asset value ("NAV") is calculated and, correspondingly, the time by which purchase and redemption orders must be received.

                                [GRAPHIC OMITTED]

                                                                    PROSPECTUS 7

Notwithstanding the foregoing, the Fund reserves the right to accept orders to purchase or redeem shares on any day that is not a Business Day and the Federal Reserve Bank of New York or National Securities Clearing Corporation remains open. In addition, the Fund may designate special hours of operation on any such day. In the event that the Fund invokes the right to accept orders to purchase or redeem shares on any day that is not a Business Day and/or adopt special hours of operation, the Fund will post advance notice of these events at www.rydexinvestments.com.

TRANSACTION CUT-OFF TIMES

All shareholder transaction orders are processed at the NAV next determined after your transaction order is received with all of the necessary information, sometimes referred to as "good order," by the Fund's transfer agent, distributor, or authorized dealer. The following transaction cut-off times have been established in order to allow the transfer agent appropriate time to report the current day's trading activity to the Fund's Advisor. Any application that is sent to the transfer agent does not constitute a purchase order until the transfer agent processes the application and receives correct payment by check, wire transfer or ACH.

--------------------------------------------------------------------------------
METHOD                                                       CUT-OFF TIME
--------------------------------------------------------------------------------
By Mail                                                      Market Close
--------------------------------------------------------------------------------
By Phone                                               1:00 p.m., Eastern Time*
--------------------------------------------------------------------------------
By Internet                                            1:00 p.m., Eastern Time*
--------------------------------------------------------------------------------
By Financial Intermediary                                   Market Close**
-------------------------------------------------------------------------------

 * TO RECEIVE THE CURRENT BUSINESS DAY'S DIVIDEND FOR THE FUND, THE FUND MUST RECEIVE YOUR WIRE PURCHASE ORDER BY 1:00 P.M., EASTERN TIME. ALL REDEMPTION ORDERS RECEIVED PRIOR TO 1:00 P.M., EASTERN TIME WILL NOT RECEIVE THE CURRENT BUSINESS DAY'S DIVIDEND. ALL REDEMPTION ORDERS RECEIVED AFTER 1:00 P.M., EASTERN TIME ARE ENTITLED TO THE CURRENT BUSINESS DAY'S DIVIDEND.

** EACH FINANCIAL INTERMEDIARY MAY HAVE ITS OWN RULES ABOUT SHARE TRANSACTIONS, AND MAY HAVE DIFFERENT CUT-OFF TIMES FOR PROCESSING YOUR TRANSACTION ORDER.

EARLY TRANSACTION CUT-OFF TIMES

On any day that the Fund calculates NAV earlier than normal, as described below, Rydex reserves the right to advance the time on that day by which shareholder transaction orders must be received by the transfer agent.

                                [GRAPHIC OMITTED]

8

--------------------------------------------------------------------------------
CALCULATING NAV

The price at which you buy, sell and exchange shares is the net asset value per share, which is also known as NAV.

The Fund calculates its NAV by:

o     Taking the current market value of its total assets

o     Subtracting any liabilities

o     Dividing that amount by the total number of shares owned by shareholders

The Fund calculates NAV once each Business Day as of the regularly scheduled close of normal trading on the NYSE (normally, 4:00 p.m., Eastern Time). If the primary exchange or market where the Fund's securities or other investments trade closes early - such as on days in advance of holidays generally observed by participants in these markets - the Fund may calculate NAV as of the earlier closing time in accordance with the policies set forth in the Fund's SAI. For more information on these early closings, please call 800.820.0888 or visit the Rydex web site - www.rydexinvestments.com.

The Fund values its assets using the amortized cost method of valuation pursuant to procedures approved by the Fund's Board of Trustees.

More information about the valuation of the Fund's holdings and the amortized cost method can be found in the SAI.
--------------------------------------------------------------------------------

TRANSACTIONS THROUGH YOUR FINANCIAL INTERMEDIARY

If you opened your account through a financial intermediary, you will ordinarily submit your transaction orders through that financial intermediary. Your financial intermediary is responsible for ensuring that your transaction order is in good order, and promptly transmitting your order to the Fund. Transaction orders received in good order by your financial intermediary will be processed at the Fund's next determined NAV. Financial intermediaries may charge fees for the services they provide to you in connection with processing your transaction order or maintaining your account with them. Each financial intermediary may also have its own rules about minimum initial investment amounts, minimum account balances, share transactions, limits on the number of share transactions you are permitted to make in a given time period, and may have different cut-off times for processing your transaction order. For more information about your financial intermediary's rules and procedures, you should contact your financial intermediary directly.

                                [GRAPHIC OMITTED]

                                                                    PROSPECTUS 9

BUYING FUND SHARES
--------------------------------------------------------------------------------

The Fund offers its shares continuously and investors may submit purchase orders to buy shares on any Business Day. However, Rydex reserves the right to reject or refuse, in whole or in part, any purchase order for Fund shares. Purchase orders, like any other share transaction, are subject to the Fund's transaction cut-off times and will be processed at the NAV next determined after your purchase order is received in good order.

PURCHASE PROCEDURES

The Fund offers you the option to submit purchase orders through your financial intermediary or send purchase orders by mail, fax or internet and send purchase proceeds by check, wire transfer or ACH. The Fund does not accept cash or cash equivalents (such as travelers' checks, money orders or bearer bonds), government checks, third-party checks, starter checks or checks drawn on a line of credit (including credit card convenience checks). Cashiers checks, bank checks, official checks and treasurers' checks less than or equal to $10,000 are also not accepted. Rydex reserves the right to refuse other payment instruments if, in the sole discretion of Fund management, it is deemed to be in the best interests of the Fund. You may buy shares and send your purchase proceeds by any of the following methods:

                                [GRAPHIC OMITTED]

10

--------------------------------------------------------------------------------
                          INITIAL PURCHASE              SUBSEQUENT PURCHASES
                   -------------------------------------------------------------
                   Complete the account            Complete the Rydex investment
                   application that corresponds    slip included with your
                   to the type of account you are   quarterly statement or send
                   opening.                        written purchase instructions
                                                   that include:
                   o  MAKE SURE TO DESIGNATE THE
                      RYDEX FUND(S) YOU WANT TO    o  YOUR NAME
                      PURCHASE.
                                                   o  YOUR SHAREHOLDER ACCOUNT
BY MAIL            o  MAKE SURE YOUR INVESTMENT       NUMBER
                      MEETS THE ACCOUNT MINIMUM.
IRA AND OTHER                                      o  THE RYDEX FUND(S) YOU WANT
RETIREMENT                                            TO PURCHASE.
ACCOUNTS REQUIRE   -------------------------------------------------------------
ADDITIONAL                 Make your check payable to RYDEX INVESTMENTS.
PAPERWORK.         -------------------------------------------------------------
CALL RYDEX              Your check must be drawn on a U.S. bank and payable
CLIENT SERVICES                           in U.S. Dollars.
TO REQUEST A       -------------------------------------------------------------
RETIREMENT           Include the name of the Rydex Fund(s) you want to purchase
ACCOUNT INVESTOR                           on your check.
APPLICATION KIT.
                   IF YOU DO NOT SPECIFY THE RYDEX FUND(S) YOU WANT TO PURCHASE,
                      YOUR INVESTMENT WILL BE CREDITED TO THE U.S. GOVERNMENT
                                        MONEY MARKET FUND.
                   -------------------------------------------------------------
                     Mail your application and      Mail your written purchase
                             check to:              instructions and check to:
                   -------------------------------------------------------------
                   MAILING ADDRESS:
                   Rydex Investments
                   Attn: Ops. Dept.
                   9601 Blackwell Road, Suite 500
                   Rockville, MD 20850
--------------------------------------------------------------------------------

                                [GRAPHIC OMITTED]

                                                                   PROSPECTUS 11

--------------------------------------------------------------------------------
                          INITIAL PURCHASE              SUBSEQUENT PURCHASES
                   -------------------------------------------------------------
                   Submit new account paperwork,   Be sure to designate in your
                   and then call Rydex to obtain   wire instructions the Rydex
                   your account number.            Fund(s) you want to purchase.

                   o  MAKE SURE TO DESIGNATE THE
                      RYDEX FUND(S) YOU WANT TO
                      PURCHASE.

                   o  MAKE SURE YOUR INVESTMENT
                      MEETS THE ACCOUNT MINIMUM.
                   -------------------------------------------------------------
BY WIRE            To obtain "same-day credit" (to get that Business Day's NAV)
                   for your purchase order, YOU MUST CALL RYDEX CLIENT SERVICES
RYDEX CLIENT       AND PROVIDE THE FOLLOWING INFORMATION PRIOR TO THE
SERVICES PHONE     TRANSACTION CUT-OFF TIME FOR THE RYDEX FUND(S) YOU ARE
NUMBER:            PURCHASING:
800.820.0888
OR                 o  Account Number
301.296.5406
                   o  Fund Name

                   o  Amount of Wire

                   o  Fed Wire Reference Number (upon request)

                   You will receive a confirmation number to verify that your purchase order has been accepted.

                     IF YOU DO NOT NOTIFY RYDEX CLIENT SERVICES OF THE INCOMING
                     WIRE, YOUR PURCHASE ORDER WILL NOT BE PROCESSED UNTIL THE
                          BUSINESS DAY FOLLOWING THE RECEIPT OF THE WIRE.
                   -------------------------------------------------------------
                   WIRE INSTRUCTIONS:
                   U.S. Bank
                   Cincinnati, OH
                   Routing Number: 0420-00013
                   For Account of: Rydex Investments
                   Account Number: 48038-9030
                   [Your Name]
                   [Your shareholder account number]

                   IF YOU DO NOT SPECIFY THE RYDEX FUND(S) YOU WANT TO PURCHASE,
                      YOUR INVESTMENT WILL BE CREDITED TO THE U.S. GOVERNMENT
                                         MONEY MARKET FUND.
--------------------------------------------------------------------------------

                                [GRAPHIC OMITTED]

12

--------------------------------------------------------------------------------
                          INITIAL PURCHASE              SUBSEQUENT PURCHASES
                   -------------------------------------------------------------
                   Submit new account paper-       SUBSEQUENT PURCHASES MADE
                   work, and then call Rydex to    VIA ACH MUST BE A MINIMUM
                   obtain your account number.     OF $50. To make a subsequent
                   Be sure to complete the         purchase send written
                   "Electronic Investing via       purchase instructions that
                   ("ACH")" section. Then, fax     include:
                   it to Rydex (ONLY Individual,
                   Joint and UGMA/UTMA             o  YOUR NAME
                   accounts may be opened by
BY ACH             fax).                           o  YOUR SHAREHOLDER ACCOUNT
(FAX)                                                 NUMBER

RYDEX FAX          o  MAKE SURE TO INCLUDE A       o  THE RYDEX FUND(S) YOU WANT
NUMBER:               LETTER OF INSTRUCTION           TO PURCHASE
301.296.5103          REQUESTING THAT WE PROCESS
                      YOUR PURCHASE BY ACH.        o  ACH BANK INFORMATION (IF
                                                      NOT ON RECORD).
                   o  MAKE SURE TO DESIGNATE THE
                      RYDEX FUND(S) YOU WANT TO
                      PURCHASE.

                   o  MAKE SURE YOUR INVESTMENT
                      MEETS THE ACCOUNT MINIMUM.

--------------------------------------------------------------------------------
BY ACH                     Follow the directions on the Rydex web site -
(INTERNET)                           www.rydexinvestments.com
--------------------------------------------------------------------------------

CANCELLED PURCHASE ORDERS

Rydex will ordinarily cancel your purchase order under the following circumstances:

      o     if your bank does not honor your check for any reason

      o     if the transfer agent (Rydex) does not receive your wire transfer

      o     if the transfer agent (Rydex) does not receive your ACH transfer

      o     if your bank does not honor your ACH transfer

IF YOUR PURCHASE ORDER IS CANCELLED FOR ANY OF THESE REASONS, YOU WILL NOT BE ENTITLED TO BENEFIT FROM ANY INCREASE IN NAV THAT THE FUND MAY HAVE EXPERIENCED FROM THE TIME OF YOUR ORDER TO THE TIME OF ITS CANCELLATION. IN ADDITION, IF THE FUND'S NAV DECREASES IN VALUE FROM THE TIME OF YOUR ORDER TO THE TIME OF ITS CANCELLATION, THE FUND WILL HOLD YOU LIABLE FOR ANY LOSSES THAT IT INCURS AS A RESULT OF YOUR CANCELLED ORDER.

                                [GRAPHIC OMITTED]

                                                                   PROSPECTUS 13

SELLING FUND SHARES
--------------------------------------------------------------------------------

The Fund redeems its shares continuously and investors may sell their shares back to the Fund on any Business Day. You may redeem all or any portion of your Fund shares at the Fund's next determined NAV calculated after your redemption order is received in good order by the transfer agent. Redemption orders, like any other share transaction, are subject to the Fund's transaction cut-off times and will be processed at the NAV next determined after your redemption order is received in good order by the transfer agent.

The Fund may suspend your right to redeem your shares during times when trading on the NYSE is suspended or restricted, or otherwise as permitted by the SEC. The Fund reserves the right to pay part of your redemption proceeds in liquid securities with a market value equal to the redemption price.

REDEMPTION PROCEDURES

You will ordinarily submit your transaction order through your financial intermediary or other securities dealers through which you opened your shareholder account or through Rydex directly. The Fund also offers you the option to send redemption orders to Rydex by:

--------------------------------------------------------------------------------
                 Rydex Investments
                 Attn: Ops. Dept.
MAIL             9601 Blackwell Road, Suite 500
                 Rockville, MD 20850
--------------------------------------------------------------------------------
                 301.296.5103

FAX              If you send your redemption order by fax, you must call Rydex
                 Client Services at 800.820.0888 or 301.296.5406 to verify that your fax was received and when it will be processed.
--------------------------------------------------------------------------------
TELEPHONE        800.820.0888 or 301.296.5406 (not available for retirement accounts)
--------------------------------------------------------------------------------

Whether you transmit your redemption order by mail, fax or telephone, you must include the following information in your redemption order:

      o     your name

      o     your shareholder account number

      o     Fund name(s)

      o     dollar amount or number of shares you would like to sell

      o whether you want your sale proceeds sent to you by check, wire or ACH (a new alternate payee or new wire instructions may require a signature guarantee)

      o signature of account owner(s) (not required for telephone redemptions)

                                [GRAPHIC OMITTED]

14

You may only place a redemption order if you are the registered owner of the account or the registered owner has given Rydex written authorization to allow you to make redemptions from the account. You will receive a confirmation number for your redemption. Please retain it for your records.

DISTRIBUTIONS FROM QUALIFIED RETIREMENT ACCOUNTS

Distributions from your tax-qualified plan or individual retirement account
(IRA) may have adverse tax consequences to you. You should consult your tax adviser before redeeming shares and making distributions from your tax-qualified plan or IRA account. All requests for distributions of redemption proceeds from tax-qualified plan and IRA accounts must be in writing. All distributions from tax-qualified plans and IRAs are subject to tax withholding rules.

RECEIVING YOUR REDEMPTION PROCEEDS

Your redemption proceeds normally will be sent within seven days of the transfer agent receiving your request. For redemption orders that settle on federal bank holidays, your redemption proceeds will be sent on the next Business Day following the holiday. FOR INVESTMENTS MADE BY CHECK OR ACH (NOT WIRE PURCHASES), PAYMENT OF REDEMPTION PROCEEDS MAY BE DELAYED UNTIL THE TRANSFER AGENT IS REASONABLY SATISFIED THAT YOUR PURCHASE HAS CLEARED. IT MAY TAKE UP TO 15 DAYS FOR YOUR PURCHASE TO CLEAR.

All redemptions will be mailed to your address of record, sent electronically via ACH or wired to your bank account of record. You may request overnight mail service for an additional fee. If you request payment of redemption proceeds to a third party or to a location other than your address of record or bank account of record, your redemption request must be IN WRITING AND MUST INCLUDE A SIGNATURE GUARANTEE AND MAY NOT BE FAXED.

--------------------------------------------------------------------------------
SIGNATURE GUARANTEES

Signature guarantees help protect you and your account against fraud. You can obtain a signature guarantee at most banks and financial intermediaries. A notary public cannot provide a signature guarantee. You may not use fax to transmit a signature guarantee to the Fund.
--------------------------------------------------------------------------------


REDEEMING SHARES BY DRAFT CHECKWRITING
If you hold shares directly, you may redeem shares from the Fund by writing draft checks for $500 or more on your existing account. The draft checks may be made payable to any person or entity and your account will continue to earn dividends until the draft check clears. If your balance in the Fund is insufficient to cover the amount of your draft check, the transfer agent will automatically

                                [GRAPHIC OMITTED]

                                                                   PROSPECTUS 15

exchange sufficient funds from your Rydex Fund with the highest account balance to cover the draft check.

You can obtain a draft checkwriting application by calling 800.820.0888. Because of the difficulty of determining in advance the exact value of your Fund account, you may not use a draft check to close your account. There is no fee for the draft checkwriting privilege, but if payment on a draft check is stopped upon your request, or if the draft check cannot be honored because of insufficient funds or other valid reasons, you may be charged a fee by the financial institution where you presented your draft check for payment. Rydex may also charge a $25 fee for a draft check that cannot be honored due to insufficient funds. The Fund may suspend the checkwriting privilege at any time.

LOW BALANCE ACCOUNTS

To offset the administrative expense of servicing small accounts, the Fund may impose, without additional notice, an administrative fee of $15 per year during periods where your account balance falls below the account minimum requirements for any reason. The Fund may redeem your shares if the value of your account falls below the required minimum investment amount. However, the Fund will provide you with at least 30 days' written notice to allow you sufficient time to add to your account and avoid the redemption of your shares.

EXCHANGING FUND SHARES
--------------------------------------------------------------------------------

Unlike most mutual funds, the Fund offers unlimited exchange privileges with no minimum holding periods or transaction fees. An exchange is when you sell shares of one Rydex Fund and use the proceeds from that sale to purchase shares of another Rydex Fund. Investors may make exchanges on any Business Day of Investor Class Shares of any Rydex Fund for Investor Class Shares (or H-Class Shares, if applicable) of any other Rydex Fund on the basis of the respective NAVs of the shares involved. Investors may similarly make exchanges of Advisor Class Shares of any Rydex Fund for Advisor Class Shares (or H-Class Shares, if applicable) of any other Rydex Fund on the basis of the respective NAVs of the shares involved on any Business Day. Exchange requests, like any other share transaction, will be processed at the NAV next determined after your exchange order is received in good order. Exchanges involving other Rydex Funds not included in this Prospectus may be subject to different transaction cut-off times. All exchange requests must be received by the Rydex Funds' transfer agent prior to the cut-off time of the Rydex Fund you are exchanging out of or the Rydex Fund you are exchanging into, whichever is earlier, to be processed at that Business Day's NAV. See "Exchanges with Other Rydex Funds" below for additional information. The exchange privilege may be modified or discontinued at any time.

                                [GRAPHIC OMITTED]

16

EXCHANGE PROCEDURES

You will ordinarily submit your transaction order through your financial intermediary or other securities dealers through which you opened your shareholder account or through Rydex directly. The Fund also offers you the option to send exchange requests to Rydex by:

--------------------------------------------------------------------------------
                 Rydex Investments
                 Attn: Ops. Dept.
MAIL             9601 Blackwell Road, Suite 500
                 Rockville, MD 20850
--------------------------------------------------------------------------------
                 301.296.5101

FAX              If you send your exchange request by fax, you must call Rydex
                 Client Services at 800.820.0888 to verify that your fax was received and when it will be processed.
--------------------------------------------------------------------------------
TELEPHONE        800.820.0888 OR 301.296.5406
--------------------------------------------------------------------------------
INTERNET         Follow the directions on the Rydex web site -
                 www.rydexinvestments.com
--------------------------------------------------------------------------------

Whether you transmit your exchange request by mail, fax, telephone or internet, you must include the following information in your exchange request:

      o     your name

      o     your shareholder account number

      o Fund name(s) you are exchanging out of (selling) and Fund name(s) you are exchanging into (buying)

      o dollar amount, number of shares or percentage of Fund position involved in the exchange

      o signature of account owner(s) (not required for telephone or internet exchanges)

You may only place exchange orders if you are the registered owner of the account or the registered owner has given Rydex written authorization to allow you to trade the account. You will receive a confirmation number for your exchange. Please retain it for your records.

MINIMUM EXCHANGE AMOUNTS

The minimum amount for an exchange is either $1,000 or 100% of the Fund position from which the exchange is coming, whichever is less. If you are exchanging the minimum amount, you may not split the proceeds between multiple Rydex Funds. If you place exchange transactions in shares or in percentages, the minimum exchange amount still applies. This minimum may be waived for accounts that are part of an asset allocation strategy.

                                [GRAPHIC OMITTED]

                                                                   PROSPECTUS 17

EXCHANGES WITH OTHER RYDEX FUNDS

On any Business Day, investors may make exchanges of Investor Class Shares of the Fund for Investor Class Shares (or H-Class Shares, if applicable), and Advisor Class Shares of the Fund for Advisor Class Shares (or H-Class Shares, if applicable), of any Rydex Fund not offered in this Prospectus. WHILE MOST RYDEX FUNDS OFFER UNLIMITED EXCHANGE PRIVILEGES WITH NO MINIMUM HOLDING PERIODS OR TRANSACTION FEES, CERTAIN RYDEX FUNDS DO NOT ALLOW UNLIMITED TRADING. IF YOU ARE CONTEMPLATING AN EXCHANGE FOR SHARES OF ANY RYDEX FUND NOT OFFERED IN THIS PROSPECTUS, YOU SHOULD OBTAIN AND REVIEW THAT RYDEX FUND'S CURRENT PROSPECTUS BEFORE MAKING THE EXCHANGE. You can obtain a prospectus for any Rydex Fund not offered in this Prospectus by calling 800.820.0888 or 301.296.5406 or visiting the Rydex web site at www.rydexinvestments.com.

RYDEX ACCOUNT POLICIES
--------------------------------------------------------------------------------

SHAREHOLDER IDENTIFICATION AND VERIFICATION

Federal regulations may require the Fund to obtain your name, your date of birth (for a natural person), your residential street address or principal place of business and your Social Security Number, Employer Identification Number or other government issued identification when you open an account. Additional information may be required in certain circumstances or to open accounts for corporations or other entities. The Fund may use this information to attempt to verify your identity. The Fund may not be able to establish an account if the necessary information is not received. The Fund may also place limits on account transactions while it is in the process of attempting to verify your identity. Additionally, if the Fund is unable to verify your identity after your account is established, the Fund may be required to redeem your shares and close your account.

Rydex provides accounts for U.S. citizens and resident aliens. We will not open a new account for any non-resident aliens (natural person or entity). If you are unsure of your status please consult your tax adviser. Non-resident aliens may hold Rydex Funds through a financial intermediary, subject to that financial intermediary's requirements.

Customer identification and verification is part of the Fund's overall obligation to deter money laundering under applicable law. The Fund has adopted an anti-money laundering compliance program designed to prevent the Fund from being used for money laundering or the financing of terrorist activities. In this regard, the Fund reserves the right to (i) refuse, cancel or rescind any purchase or exchange order, (ii) freeze any account and/or suspend account services or (iii) involuntarily close your account in cases of threatening conduct or suspected fraudulent or illegal activity. These actions will be taken when, in the sole discretion of Fund

                                [GRAPHIC OMITTED]

18

management, they are deemed to be in the best interests of the Fund or in cases when the Fund is requested or compelled to do so by governmental or law enforcement authority. If your account is closed at the request of governmental or law enforcement authority, you may not receive proceeds of the redemption if the Fund is required to withhold such proceeds.

CHANGES TO YOUR ACCOUNT

For information on what is required to make changes and/or additions to your account, and to obtain the appropriate forms, please visit the Rydex web site at www.rydexinvestments.com or call 800.820.0888 or 301.296.5406. If you own shares that are registered in your intermediary's name, and you want to transfer the registration to another intermediary or want the shares registered in your name, then you should contact your intermediary for instructions on how to make this change.

TRANSACTIONS OVER TELEPHONE OR INTERNET

Internet and telephone transactions are extremely convenient, but are not risk free. To ensure that your internet and telephone transactions are safe, secure, and as risk-free as possible, the Rydex Funds have instituted certain safeguards and procedures for determining the identity of web site users (including the use of secure passwords and 128-bit encryption technology) and telephone callers and authenticity of instructions. As a result, neither the Fund nor its transfer agent will be responsible for any loss, liability, cost, or expense for following internet, telephone or wire instructions they reasonably believe to be genuine. If you or your intermediaries make exchange requests by telephone or internet, you will generally bear the risk of any loss. Neither the Fund, nor its transfer agent, is responsible for internet transactions that are not received.

During periods of unusually high market activity or other times, it may be difficult to reach Rydex by telephone or access our internet site. Rydex and its affiliates will not be liable for any losses resulting from a cause over which Rydex or its affiliates do not have direct control, including but not limited to the failure of electronic or mechanical equipment or communication lines, telephone or other interconnect problems (E.G., if you are unable to access your online service provider), input errors on the internet, severe weather, facilities emergencies, earthquakes, floods and strikes or other labor problems. If you are not able to reach Rydex by your regular medium, consider sending written instructions.

STATEMENTS & CONFIRMATIONS

You will receive statements and trade confirmations of your investment transactions. You may elect to suppress trade confirmations by requesting this option

                                [GRAPHIC OMITTED]

                                                                   PROSPECTUS 19

in writing or via the internet. You may choose to receive your confirmations and/or statements either by mail or electronically.

eDELIVERY SERVICES

eDelivery offers shareholders the convenience of receiving most communications (such as trade confirmations, statements, prospectuses and shareholder reports, etc.) from the Fund through the web via email notification. For more information on eDelivery, please visit the Rydex web site at www.rydexinvestments.com. The Fund reserves the right to discontinue your eDelivery service if two (2) or more e-mail notices are returned as undeliverable.

RYDEX EXPRESS LINE - 1(800) 717-7776

You may access information about the Rydex Funds and your Rydex account anytime with the Rydex Express Line. This automated line gives you telephone access to Rydex Fund information including NAVs, daily factors, fund assets and distributions as well as balance and history information on your Rydex account.

SERVICE AND OTHER FEES

Rydex may charge the following administrative fees on accounts held directly through the Fund's transfer agent for services associated with the following:

      o     $15 for wire transfers of redemption proceeds under $5,000

      o     $50 on purchase checks returned for insufficient funds

      o $25 to stop payment of a redemption check within 10 Business Days of the settlement date

      o $15 for standard overnight packages (fee may be higher for special delivery options)

      o     $25 for bounced draft checks or ACH transactions

      o     $15 per year for low balance accounts

      o The Fund reserves the right, upon notice, to charge you a fee to cover the costs of special requests for information that require extensive research or employee resources. Such requests could include a request for historical account transcripts or the retrieval of a significant number of documents.

Rydex reserves the right to change any of these fees or add additional service fees at any time.

RETIREMENT ACCOUNT FEES

Certain retirement plans such as IRA, SEP, Roth IRA and 403(b) accounts, are charged an annual $15 maintenance fee. Upon liquidating your retirement account, a $15 account-closing fee (and any unpaid annual maintenance fee)

                                [GRAPHIC OMITTED]

20

will be deducted from the proceeds of your redemption. You may pay the annual maintenance fee at any time during the calendar year by sending Rydex a check. If the annual maintenance fee is not paid separately prior to December, it will be deducted from your account.

ACCOUNT FEE WAIVERS

Certain fees may be waived for accounts with balances equal to or greater than $250,000 at the time the fee is charged. The fees that may be waived are the Annual maintenance fee and account-closing fee for retirement accounts and the fee for wires less than $5,000.

RIGHTS RESERVED BY THE FUND

The Fund reserves the right to close your account in cases of suspected fraudulent or illegal activity in accordance with applicable law. This action may be taken when, in the sole discretion of Fund management, it is deemed to be in the best interests of the Fund or in cases where the Fund is requested or compelled to do so by applicable law. If your account is closed at the request of governmental or law enforcement authority or pursuant to applicable law, you may not receive proceeds of the redemption if the Fund is required to withhold such proceeds.

DISTRIBUTION AND SHAREHOLDER SERVICES
--------------------------------------------------------------------------------

ADVISOR CLASS SHARES

The Fund has adopted a Distribution and Shareholder Services Plan with respect to Advisor Class Shares that allows the Fund to pay distribution and services fees to Rydex Distributors, Inc. (the "Distributor") and other firms that provide distribution or shareholder services ("Service Providers"). If a Service Provider provides distribution services, the Fund will pay distribution fees to the Distributor at an annual rate not to exceed 0.25% of average daily net assets, pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended. If a Service Provider provides shareholder services, the Fund will pay service fees to the Distributor at an annual rate not to exceed 0.25% of the average daily net assets of the Fund. The Distributor will, in turn, pay the Service Provider for the services it provides. Because the Fund pays these fees out of assets on an ongoing basis, over time these fees may cost you more than other types of sales charges.

COMPENSATION TO DEALERS

The Advisor, at its expense, may provide compensation to financial intermediaries for the sale of Fund shares. These payments may be made, at the

                                [GRAPHIC OMITTED]

                                                                   PROSPECTUS 21

discretion of the Advisor, to certain dealers who have sold shares of the Rydex Funds. The level of payments made to dealers will generally vary, but may be significant. These payments may provide an incentive for dealers to sell shares of the Rydex Funds and promote the retention of their customer's assets in the Fund. Any payments described above will not change the price paid by investors for the purchase of the applicable Rydex Fund's shares or the amount that any particular Rydex Fund will receive as proceeds from such sales. The Advisor determines the extent of such payments in its sole discretion in response to requests from dealer firms, based on factors it deems relevant, such as the dealer's sales, assets, share class utilized and the quality of the dealer's relationship with the Advisor. The Advisor periodically determines the advisability of continuing these payments. The Advisor may also pay expenses associated with meetings that facilitate educating financial advisers and shareholders about the Rydex Funds that are conducted by dealers.

DIVIDENDS AND DISTRIBUTIONS
--------------------------------------------------------------------------------

TIMING OF PAYMENTS

The Fund will declare dividends daily and pay them monthly or upon redemption. If you own Fund shares on the Fund's record date, you will be entitled to receive the dividend. The Fund may declare and pay dividends on the same date. The Fund makes distributions of capital gains, if any, at least annually. The Fund, however, may declare a special capital gains distribution if the Board of Trustees believes that such a distribution would be in the best interests of the shareholders of the Fund.

DIVIDEND PAYMENT OPTIONS

Dividends and distributions will be paid in the form of additional Fund shares unless you have elected to receive payment in cash. If you did not elect to receive cash payments of dividends and distributions on your application, you must notify the Fund in writing to change your election prior to the date of the next distribution. Your election will become effective for dividends paid after the Fund receives your written notice. To cancel your election, simply send written notice to the Fund. Dividends and distributions with values of $10 or less may be automatically reinvested.

TAX INFORMATION
--------------------------------------------------------------------------------

The following is a summary of some important tax issues that affect the Fund and its shareholders. The summary is based on current tax laws, which may be changed by legislative, judicial or administrative action. You should not consider this summary to be a detailed explanation of the tax treatment of the Fund,

                                [GRAPHIC OMITTED]

22

or the tax consequences of an investment in the Fund. MORE INFORMATION ABOUT TAXES IS LOCATED IN THE SAI. YOU ARE URGED TO CONSULT YOUR TAX ADVISER REGARDING SPECIFIC QUESTIONS AS TO FEDERAL, STATE AND LOCAL INCOME TAXES.

TAX STATUS OF THE FUND

The Fund is treated as a separate entity for federal tax purposes, and intends to qualify for the special tax treatment afforded regulated investment companies. As long as the Fund qualifies as a regulated investment company, it pays no federal income tax on the earnings it distributes to shareholders.

TAX STATUS OF DISTRIBUTIONS

      o The Fund will, at least annually, distribute substantially all of its net investment income and net capital gains income.

      o The income dividends and short-term capital gains distributions you receive from the Fund will be taxed as either ordinary income or qualified dividend income. Dividends that are qualified dividend income are eligible for the reduced maximum rate to individuals of 15% (5% for individuals in lower tax brackets) to the extent that the Fund receives qualified dividend income. The Fund expects to make primarily distributions that will not be treated as qualified dividend income.

      o Any long-term capital gains distributions you receive from the Fund are taxable as long-term capital gains regardless of how long you have owned your shares. Long-term capital gains are currently taxed at a maximum rate of 15%.

      o Absent further legislation, the maximum 15% tax rate on qualified dividend income and long-term capital gains will cease to apply to taxable years beginning after December 31, 2010.

      o Dividends and distributions are generally taxable to you whether you receive them in cash or in additional shares.

      o Corporate shareholders may be entitled to a dividends-received deduction for the portion of dividends they receive that are attributable to dividends received by the Fund from U.S. corporations, subject to certain limitations.

      o Long-term capital gains distributions will result from gains on the sale or exchange of capital assets held by the Fund for more than one year.

      o Distributions paid in January but declared by the Fund in October, November or December of the previous year may be taxable to you in the previous year.

      o The Fund will inform you of the amount of your ordinary income dividends, qualified dividend income, and long-term capital gain distributions shortly after the close of each calendar year.

                                [GRAPHIC OMITTED]

                                                                   PROSPECTUS 23

      o If you hold your shares in a tax-qualified retirement account, you generally will not be subject to federal taxation on Fund distributions until you begin receiving distributions from your retirement account. You should consult your tax adviser regarding the tax rules that apply to your retirement account.

TAX STATUS OF SHARE TRANSACTIONS

EACH SALE, EXCHANGE, OR REDEMPTION OF FUND SHARES MAY BE A TAXABLE EVENT TO YOU. For tax purposes, an exchange of Fund shares for shares of a different Rydex Fund is treated the same as a sale. You should consider the tax consequences of any redemption or exchange before making such a request, especially with respect to redemptions if you invest in the Fund through a tax-qualified retirement plan.

STATE TAX CONSIDERATIONS

The Fund is not liable for any income or franchise tax in Delaware as long as it qualifies as a regulated investment company for federal income tax purposes. In addition to federal taxes, distributions by the Fund and ownership of Fund shares may be subject to state and local taxes. You should consult your tax adviser regarding how state and local tax laws affect your investment in Fund shares.

MANAGEMENT OF THE FUND
--------------------------------------------------------------------------------

INVESTMENT ADVISOR

Rydex Investments is located at 9601 Blackwell Road, Suite 500, Rockville, Maryland 20850, and serves as investment adviser of the Fund. The Advisor has served as the investment adviser of the Rydex Funds since each Rydex Fund's inception, and also serves as sub-adviser to several other mutual funds.

The Advisor makes investment decisions for the assets of the Fund and continuously reviews, supervises, and administers the Fund's investment program. The Board of Trustees of the Trust supervises the Advisor and establishes policies that the Advisor must follow in its day-to-day management activities. Pursuant to an investment advisory agreement between the Trust and the Advisor, the Fund paid the Advisor a fee for the fiscal year ended March 31, 2007 at an annualized rate based on the average daily net assets of the Fund, as set forth below:

                                                                       ADVISORY
FUND                                                                      FEE
--------------------------------------------------------------------------------
U.S. GOVERNMENT MONEY MARKET .......................................     0.50%

The Advisor bears all of its own costs associated with providing these advisory services and the expenses of the members of the Board of Trustees who are affiliated with the Advisor. The Advisor may make payments from its own

                                [GRAPHIC OMITTED]

24

resources to broker-dealers and other financial institutions in connection with the sale of Fund shares.

A discussion regarding the basis for the Board's August 2006 approval of the Fund's investment advisory agreement is available in the Fund's September 30, 2006 Semi-Annual Report to Shareholders, which covers the period April 1, 2006 to September 30, 2006. A discussion regarding the basis for the Board's August 2007 approval of the Fund's investment advisory agreement will be available in the Fund's September 30, 2007 Semi-Annual Report to Shareholders, which covers the period April 1, 2007 to September 30, 2007.

PORTFOLIO MANAGEMENT

Mike Byrum, President and Chief Investment Officer ("CIO") of Rydex Investments, leads the Portfolio Department. Mr. Byrum's senior management team, called the Investment Leadership Team ("ILT"), consists of five investment professionals that are responsible for overseeing different functions within the Portfolio Department. Those members include Michael Dellapa as the Director of Research, Douglas Holmes as the Strategic Advisor, James King as the Director of Portfolio Management, David Reilly as the head of Portfolio Strategies, and Stephen Sachs as the Director of Trading. The role of the ILT is to set the overall policies of the Portfolio Department with respect to investment strategies and business development. The remainder of the Portfolio Department reports to the members of the ILT, and consists of a team of approximately 16 investment professionals that focus on research, trading, and implementing the portfolios.

On a day-to-day basis the following three individuals are jointly and primarily responsible for the management of the Fund.

MICHAEL P. BYRUM, CFA, President and CIO of Rydex Investments - As the CIO, Mr. Byrum has ultimate responsibility of the management of the Fund. He has been associated with Rydex Investments since the Advisor was founded in 1993. Mr. Byrum was named the President of Rydex Investments in 2004 and has served as Chief Investment Officer of Rydex Investments since 2000. During this time, he has played a key role in the development of the firm's investment strategies and product offerings. As Senior Portfolio Manager, Mr. Byrum was instrumental in the launch of the OTC, Precious Metals, Government Long Bond 1.2x Strategy, Inverse Government Long Bond Strategy, Inverse S&P 500 Strategy and Inverse OTC Strategy Funds, and helped to create the Sector Funds, all of which are offered in a separate prospectus. He was named Vice President of Portfolio for Rydex Investments in 1998, and Executive Vice President in 2000. Prior to joining Rydex Investments, Mr. Byrum worked for Money Management Associates, the investment adviser for

                                [GRAPHIC OMITTED]

                                                                   PROSPECTUS 25

Rushmore Funds, Inc. He holds a degree in finance from Miami University of Ohio and is a member of the CFA Institute and the Washington Society of Investment Analysts. Mr. Byrum has co-managed the Fund since its inception.

JAMES R. KING, CFA, Director of Portfolio Management - Mr. King is responsible for a team of portfolio managers who manage all of the Rydex Funds. He joined Rydex Investments in 1996 and was promoted to assistant portfolio manager in 1997. In 1998, he became a portfolio manager and was promoted in 2001 to senior portfolio manager and currently serves as director of portfolio management. Prior to joining Rydex Investments, Mr. King worked as a registered representative at DMG Securities. He holds a degree in finance from the University of Maryland. Mr. King has co-managed the Fund since he was promoted to assistant portfolio manager in 1997.

MICHAEL J. DELLAPA, CFA, Director of Investment Research - Mr. Dellapa joined Rydex Investments in 2000 as a Research Analyst and was promoted to portfolio manager in 2003. During his tenure as a portfolio manager, he had direct oversight for the Russell 2000(R) 1.5x Strategy, Healthcare, Biotechnology, and Consumer Products Funds, all of which are offered in a separate prospectus. In 2005, Mr. Dellapa became Director of Investment Research. Since joining Rydex Investments, Mr. Dellapa has played a key role in developing research processes and systems to enhance current funds and develop new investment products. Prior to joining Rydex Investments, he worked as an equity analyst for Invista Capital and systems analyst for Accenture. He holds an engineering degree from the University of Maryland and MBA from the University of Chicago. Previously, he was owner/consultant of Dellapa Consulting Inc. as well as a senior consultant and an analyst at Andersen Consulting. Mr. Dellapa has co-managed the Fund since September 2005.

Mr. Dellapa oversees the research and creation of the processes used to select investments. Mr. King oversees the day-to-day details of the portfolio management of all of the Rydex Funds. Mr. Byrum generally oversees all aspects of the management of all the Rydex Funds and reviews the activities of Messrs. King and Dellapa, as well as other aspects of the investment management portfolio department.

Additional information about the portfolio managers' compensation, other accounts managed by the portfolio managers, and the portfolio managers' ownership of securities in the Fund is available in the SAI.

                                [GRAPHIC OMITTED]

26

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

The financial highlights tables are intended to help you understand the Fund's financial performance for the past 5 years (or, if shorter, the period of operations of the Fund's Advisor Class Shares or Investor Class Shares). Certain information reflects financial results for a single share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). The information provided below for the period ending March 31, 2007 has been audited by

                                                                 NET INCREASE
                                              NET REALIZED        (DECREASE)
                    NET ASSET                      AND           IN NET ASSET    DISTRIBUTIONS   DISTRIBUTIONS
                     VALUE,        NET         UNREALIZED      VALUE RESULTING     FROM NET         FROM NET
                    BEGINNING   INVESTMENT   GAINS (LOSSES)          FROM         INVESTMENT        REALIZED
YEAR ENDED          OF PERIOD    INCOME+     ON INVESTMENTS       OPERATIONS        INCOME           GAINS
---------------------------------------------------------------------------------------------------------------
U.S. GOVERNMENT MONEY MARKET FUND INVESTOR CLASS
   MARCH 31, 2007    $ 1.00       $ .04           $ --              $ .04          $ (.04)           $ --
   March 31, 2006      1.00         .03             --                .03            (.03)             --
   March 31, 2005      1.00         .01             --                .01            (.01)             --
   March 31, 2004      1.00          --SS.          --                 --SS.          (--)SS.          --
   March 31, 2003      1.00         .01             --                .01            (.01)             --

U.S. GOVERNMENT MONEY MARKET FUND ADVISOR CLASS
   MARCH 31, 2007      1.00         .04             --                .04            (.04)             --
   March 31, 2006      1.00         .02             --                .02            (.02)             --
   March 31, 2005      1.00          --SS.          --                 --SS.          (--)SS.          --
   March 31, 2004      1.00          --SS.          --                 --SS.          (--)SS.          --
   March 31, 2003      1.00          --SS.          --                 --SS.          (--)SS.          --

  +   CALCULATED USING THE AVERAGE DAILY SHARES OUTSTANDING FOR THE YEAR.

 ++ TOTAL INVESTMENT RETURN DOES NOT REFLECT THE IMPACT OF ANY APPLICABLE SALES CHARGES AND HAS NOT BEEN ANNUALIZED.

SS.   LESS THAN $.01 PER SHARE.

                                [GRAPHIC OMITTED]

                                                                   PROSPECTUS 27

Ernst & Young LLP, whose report, along with the financial statements and related notes, appear in the Fund's 2007 Annual Report. The information for each of the periods through March 31, 2006 was audited by a predecessor independent registered public accounting firm. The 2007 Annual Report is available by telephoning the transfer agent at 800.820.0888 or 301.296.5100. The 2007 Annual Report is incorporated by reference in the SAI.

                                                                                         RATIOS TO
                                                                                    AVERAGE NET ASSETS:
                                                                             --------------------------------
                                         NET                                                                    NET ASSETS,
                                       INCREASE     NET ASSET                                                     END OF
                                    (DECREASE) IN    VALUE,       TOTAL                               NET         PERIOD
                        TOTAL         NET ASSET      END OF     INVESTMENT     TOTAL      NET      INVESTMENT     (000'S
YEAR ENDED          DISTRIBUTIONS       VALUE        PERIOD      RETURN++    EXPENSES   EXPENSES     INCOME      OMITTED)
----------------------------------------------------------------------------------------------------------------------------
U.S. GOVERNMENT MONEY MARKET FUND INVESTOR CLASS
   MARCH 31, 2007      $ (.04)           $ --        $ 1.00        4.26%       0.92%      0.92%       4.20%     $   982,347
   March 31, 2006        (.03)             --          1.00        2.79%       0.88%      0.88%       2.74%         975,088
   March 31, 2005        (.01)             --          1.00        0.82%       0.87%      0.87%       0.81%       1,196,009
   March 31, 2004         (--)SS.          --          1.00        0.18%       0.90%      0.90%       0.18%       1,057,062
   March 31, 2003        (.01)             --          1.00        0.71%       0.92%      0.92%       0.71%       1,218,676

U.S. GOVERNMENT MONEY MARKET FUND ADVISOR CLASS
   MARCH 31, 2007        (.04)             --          1.00        3.75%       1.42%      1.42%       3.70%         204,068
   March 31, 2006        (.02)             --          1.00        2.28%       1.39%      1.39%       2.21%         151,828
   March 31, 2005         (--)SS.          --          1.00        0.43%       1.38%      1.25%       0.39%         245,890
   March 31, 2004         (--)SS.          --          1.00        0.01%       1.38%      1.08%       0.01%         249,599
   March 31, 2003         (--)SS.          --          1.00        0.27%       1.41%      1.37%       0.32%         187,513

                                [GRAPHIC OMITTED]

28

ADDITIONAL AND MORE DETAILED INFORMATION ABOUT THE FUND IS INCLUDED IN THE SAI DATED AUGUST 1, 2007. THE SAI HAS BEEN FILED WITH THE SEC AND IS INCORPORATED BY REFERENCE INTO THIS PROSPECTUS AND, THEREFORE, LEGALLY FORMS A PART OF THIS PROSPECTUS. THE SEC MAINTAINS THE EDGAR DATABASE ON ITS WEB SITE ("HTTP://WWW.SEC.GOV") THAT CONTAINS THE SAI, MATERIAL INCORPORATED BY REFERENCE, AND OTHER INFORMATION REGARDING REGISTRANTS THAT FILE ELECTRONICALLY WITH THE SEC. YOU MAY ALSO REVIEW AND COPY DOCUMENTS AT THE SEC PUBLIC REFERENCE ROOM IN WASHINGTON, D.C. (FOR INFORMATION ON THE OPERATION OF THE PUBLIC REFERENCE ROOM, CALL 202.551.8090). YOU MAY REQUEST DOCUMENTS FROM THE SEC BY MAIL, UPON PAYMENT OF A DUPLICATION FEE, BY WRITING TO: U.S. SECURITIES AND EXCHANGE COMMISSION, PUBLIC REFERENCE SECTION, WASHINGTON, D.C. 20549-0102 OR BY EMAILING THE SEC AT THE FOLLOWING ADDRESS: PUBLICINFO@SEC.GOV.

YOU MAY OBTAIN A COPY OF THE SAI OR THE ANNUAL OR SEMI-ANNUAL REPORTS, WITHOUT CHARGE BY CALLING 800.820.0888 OR 301.296.5100, VISITING THE RYDEX WEB SITE AT WWW.RYDEXINVESTMENTS.COM, OR WRITING TO RYDEX SERIES FUNDS, AT 9601 BLACKWELL ROAD, SUITE 500, ROCKVILLE, MARYLAND 20850. ADDITIONAL INFORMATION ABOUT THE FUND'S INVESTMENTS IS AVAILABLE IN THE ANNUAL AND SEMI-ANNUAL REPORTS. ALSO, IN THE FUND'S ANNUAL REPORT, YOU WILL FIND A DISCUSSION OF THE MARKET CONDITIONS AND INVESTMENT STRATEGIES THAT SIGNIFICANTLY AFFECTED THE FUND'S PERFORMANCE DURING THEIR LAST FISCAL YEAR.

NO ONE HAS BEEN AUTHORIZED TO GIVE ANY INFORMATION OR TO MAKE ANY
REPRESENTATIONS NOT CONTAINED IN THIS PROSPECTUS OR IN THE FUND'S SAI IN CONNECTION WITH THE OFFERING OF FUND SHARES. DO NOT RELY ON ANY SUCH INFORMATION OR REPRESENTATIONS AS HAVING BEEN AUTHORIZED BY THE FUND OR RYDEX INVESTMENTS. THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFERING BY THE FUND IN ANY JURISDICTION WHERE SUCH AN OFFERING IS NOT LAWFUL.

THE TRUST'S SEC REGISTRATION NUMBER IS 811-07584.

                                                                   PROSPECTUS 29

                                [GRAPHIC OMITTED]

[LOGO] RYDEXINVESTMENTS
           ESSENTIAL FOR MODERN MARKETS(R)

           9601 Blackwell Road o Suite 500 o Rockville, MD 20850
           800.820.0888 o www.rydexinvestments.com

           RSMAI-1-0807x0808

                     ---------------------------------------
                      PLEASE SEE THE RYDEX PRIVACY POLICIES
                             INSIDE THE BACK COVER.
                     ---------------------------------------

                                [GRAPHIC OMITTED]


                                                              RYDEX SERIES FUNDS
                                  ADVISOR CLASS SHARES PROSPECTUS AUGUST 1, 2007


                                                                    SECTOR FUNDS
                         BANKING                                        INTERNET
                 BASIC MATERIALS                                         LEISURE
                   BIOTECHNOLOGY                                 PRECIOUS METALS
               CONSUMER PRODUCTS                                       RETAILING
                     ELECTRONICS                                      TECHNOLOGY
                          ENERGY                              TELECOMMUNICATIONS
                 ENERGY SERVICES                                  TRANSPORTATION
              FINANCIAL SERVICES                                       UTILITIES
                     HEALTH CARE
                                                               MONEY MARKET FUND
                                                    U.S. GOVERNMENT MONEY MARKET

                                                         [LOGO] RYDEXINVESTMENTS
                                                 ESSENTIAL FOR MODERN MARKETS(R)

The U.S. Securities and Exchange Commission has not approved or disapproved the Trust's shares or passed upon the accuracy or adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

                                [GRAPHIC OMITTED]

TABLE OF CONTENTS
--------------------------------------------------------------------------------

SECTOR FUNDS
   BANKING FUND ..........................................................     2
   BASIC MATERIALS FUND ..................................................     3
   BIOTECHNOLOGY FUND ....................................................     4
   CONSUMER PRODUCTS FUND ................................................     5
   ELECTRONICS FUND ......................................................     6
   ENERGY FUND ...........................................................     7
   ENERGY SERVICES FUND ..................................................     8
   FINANCIAL SERVICES FUND ...............................................     9
   HEALTH CARE FUND ......................................................    10
   INTERNET FUND .........................................................    11
   LEISURE FUND ..........................................................    12
   PRECIOUS METALS FUND ..................................................    13
   RETAILING FUND ........................................................    14
   TECHNOLOGY FUND .......................................................    15
   TELECOMMUNICATIONS FUND ...............................................    16
   TRANSPORTATION FUND ...................................................    17
   UTILITIES FUND ........................................................    18
MONEY MARKET FUND
   U.S. GOVERNMENT MONEY MARKET FUND .....................................    19
PRINCIPAL RISKS OF INVESTING IN THE FUNDS ................................    20
DESCRIPTIONS OF PRINCIPAL RISKS ..........................................    23
FUND PERFORMANCE .........................................................    32
FUND FEES AND EXPENSES ...................................................    52
MORE INFORMATION ABOUT THE FUNDS .........................................    55
SHAREHOLDER INFORMATION ..................................................    56
TRANSACTION INFORMATION ..................................................    57
BUYING FUND SHARES .......................................................    60
SELLING FUND SHARES ......................................................    64
EXCHANGING FUND SHARES ...................................................    66
RYDEX ACCOUNT POLICIES ...................................................    68
DISTRIBUTION AND SHAREHOLDER SERVICES ....................................    72
DIVIDENDS AND DISTRIBUTIONS ..............................................    72
TAX INFORMATION ..........................................................    73
MANAGEMENT OF THE FUNDS ..................................................    75
FINANCIAL HIGHLIGHTS .....................................................    78
ADDITIONAL INFORMATION ...................................................    84

                     ---------------------------------------
                      PLEASE SEE THE RYDEX PRIVACY POLICIES
                             INSIDE THE BACK COVER.
                     ---------------------------------------

                                [GRAPHIC OMITTED]

                                                                    PROSPECTUS 1

                               RYDEX SERIES FUNDS
                              ADVISOR CLASS SHARES

            9601 BLACKWELL ROAD, SUITE 500, ROCKVILLE, MARYLAND 20850
             800.820.0888 o 301.296.5100 o WWW.RYDEXINVESTMENTS.COM

--------------------------------------------------------------------------------

SECTOR FUNDS
MONEY MARKET FUND

--------------------------------------------------------------------------------


Rydex Series Funds (the "Trust") is a mutual fund complex offering a number of professionally managed investment portfolios (funds) that are grouped into several categories according to each fund's investment strategy. This Prospectus decribes Advisor Class Shares of the following funds (the "Funds") which are grouped into the following categories:

SECTOR FUNDS - Banking Fund, Basic Materials Fund, Biotechnology Fund, Consumer Products Fund, Electronics Fund, Energy Fund, Energy Services Fund, Financial Services Fund, Health Care Fund, Internet Fund, Leisure Fund, Precious Metals Fund, Retailing Fund, Technology Fund, Telecommunications Fund, Transportation Fund and Utilities Fund

MONEY MARKET FUND - U.S. Government Money Market Fund

Advisor Class Shares of the Funds are sold principally to clients of professional money managers ("financial intermediaries") and to investors who take part in certain asset allocation investment programs. Investors may exchange shares of the Funds through your financial intermediary or directly through the Rydex web site - www.rydexinvestments.com - or over the phone.


RISKS OF INVESTING IN THE FUNDS

The value of the Funds may fluctuate. In addition, Fund shares:

      o     MAY DECLINE IN VALUE, AND YOU MAY LOSE MONEY

      o     ARE NOT FEDERALLY INSURED

      o     ARE NOT GUARANTEED BY ANY GOVERNMENT AGENCY

      o     ARE NOT BANK DEPOSITS

      o     ARE NOT GUARANTEED TO ACHIEVE THEIR OBJECTIVES

                                [GRAPHIC OMITTED]

2

BANKING FUND
--------------------------------------------------------------------------------
ADVISOR CLASS (RYKAX)

FUND OBJECTIVE

The Banking Fund seeks to provide capital appreciation by investing in companies that are involved in the banking sector, including commercial banks (and their holding companies) and savings and loan institutions ("Banking Companies").

PRINCIPAL INVESTMENT STRATEGY

The Banking Fund invests substantially all of its assets in equity securities of Banking Companies that are traded in the United States. In addition, the Fund will invest to a significant extent in the securities of Banking Companies that have small to mid-sized capitalizations. Banking Companies are engaged in accepting deposits and making commercial and principally non-mortgage consumer loans and include state chartered banks, savings and loan institutions, and banks that are members of the Federal Reserve System. The Fund may also engage in futures and options transactions, and purchase American Depositary Receipts ("ADRs") and U.S. Government securities. Under U.S. Securities and Exchange Commission regulations, the Fund may not invest more than 5% of its total assets in the equity securities of any company that derives more than 15% of its revenues from brokerage or investment management activities.


PRINCIPAL RISKS

The Banking Fund is subject to a number of risks that may affect the value of its shares, including:

      o     Active Trading Risk

      o     Banking Sector Concentration Risk

      o     Depositary Receipt Risk

      o     Derivatives Risk

      o     Early Closing Risk

      o     Market Risk

      o     Non-Diversification Risk

      o     Small-Capitalization and Mid-Capitalization Securities Risk

Please see "Descriptions of Principal Risks" on page 23 for a discussion of each of the principal risks that apply to the Fund.

                                [GRAPHIC OMITTED]

                                                                    PROSPECTUS 3

BASIC MATERIALS FUND
--------------------------------------------------------------------------------
ADVISOR CLASS (RYBAX)

FUND OBJECTIVE

The Basic Materials Fund seeks to provide capital appreciation by investing in companies engaged in the mining, manufacture, or sale of basic materials, such as lumber, steel, iron, aluminum, concrete, chemicals and other basic building and manufacturing materials ("Basic Materials Companies").

PRINCIPAL INVESTMENT STRATEGY

The Basic Materials Fund invests substantially all of its assets in equity securities of Basic Materials Companies that are traded in the United States. In addition, the Fund will invest to a significant extent in the securities of Basic Materials Companies that have small to mid-sized capitalizations. Basic Materials Companies are engaged in the manufacture, mining, processing, or distribution of raw materials and intermediate goods used in the industrial sector, and may be involved in the production of metals, textiles, and wood products, including equipment suppliers and railroads. The Fund may also engage in futures and options transactions, and purchase ADRs and U.S. Government securities.


PRINCIPAL RISKS

The Basic Materials Fund is subject to a number of risks that may affect the value of its shares, including:

      o     Active Trading Risk

      o     Basic Materials Sector Concentration Risk

      o     Depositary Receipt Risk

      o     Derivatives Risk

      o     Early Closing Risk

      o     Market Risk

      o     Non-Diversification Risk

      o     Small-Capitalization and Mid-Capitalization Securities Risk

Please see "Descriptions of Principal Risks" on page 23 for a discussion of each of the principal risks that apply to the Fund.

                                [GRAPHIC OMITTED]

4

BIOTECHNOLOGY FUND
--------------------------------------------------------------------------------
ADVISOR CLASS (RYOAX)

FUND OBJECTIVE

The Biotechnology Fund seeks capital appreciation by investing in companies that are involved in the biotechnology industry, including companies involved in research and development, genetic or other biological engineering, and in the design, manufacture, or sale of related biotechnology products or services ("Biotechnology Companies").

PRINCIPAL INVESTMENT STRATEGY

The Biotechnology Fund invests substantially all of its assets in equity securities of Biotechnology Companies that are traded in the United States. In addition, the Fund will invest to a significant extent in the securities of Biotechnology Companies that have small to mid-sized capitalizations. Biotechnology Companies are engaged in the research, development, and manufacture of various biotechnological products, services, and processes; manufacture and/or distribute biotechnological and biomedical products, including devices and instruments; provide or benefit significantly from scientific and technological advances in biotechnology; or provide processes or services instead of, or in addition to, products. The Fund may also engage in futures and options transactions, and purchase ADRs and U.S. Government securities.


PRINCIPAL RISKS

The Biotechnology Fund is subject to a number of risks that may affect the value of its shares, including:

      o     Active Trading Risk

      o     Biotechnology Sector Concentration Risk

      o     Depositary Receipt Risk

      o     Derivatives Risk

      o     Early Closing Risk

      o     Market Risk

      o     Non-Diversification Risk

      o     Small-Capitalization and Mid-Capitalization Securities Risk

Please see "Descriptions of Principal Risks" on page 23 for a discussion of each of the principal risks that apply to the Fund.

                                [GRAPHIC OMITTED]

                                                                    PROSPECTUS 5

CONSUMER PRODUCTS
--------------------------------------------------------------------------------
ADVISOR CLASS (RYCAX)

FUND OBJECTIVE

The Consumer Products Fund seeks capital appreciation by investing in companies engaged in manufacturing finished goods and services both domestically and internationally ("Consumer Products Companies").

PRINCIPAL INVESTMENT STRATEGY

The Consumer Products Fund invests substantially all of its assets in equity securities of Consumer Products Companies that are traded in the United States. In addition, the Fund will invest to a significant extent in the securities of Consumer Products Companies that have small to mid-sized capitalizations. Consumer Products Companies include companies that manufacture, wholesale or retail durable goods such as major appliances and personal computers, or that retail non-durable goods such as beverages, tobacco, health care products, household and personal care products, apparel, and entertainment products (e.g., books, magazines, TV, cable, movies, music, gaming, sports), as well as companies that provide consumer products and services such as lodging, child care, convenience stores, and car rentals. The Fund may also engage in futures and options transactions, and purchase ADRs and U.S. Government securities.


PRINCIPAL RISKS

The Consumer Products Fund is subject to a number of risks that may affect the value of its shares, including:

      o     Active Trading Risk

      o     Biotechnology Sector Concentration Risk

      o     Depositary Receipt Risk

      o     Derivatives Risk

      o     Early Closing Risk

      o     Market Risk

      o     Non-Diversification Risk

      o     Small-Capitalization and Mid-Capitalization Securities Risk

Please see "Descriptions of Principal Risks" on page 23 for a discussion of each of the principal risks that apply to the Fund.

                                [GRAPHIC OMITTED]

6

ELECTRONICS FUND
--------------------------------------------------------------------------------
ADVISOR CLASS (RYSAX)

FUND OBJECTIVE

The Electronics Fund seeks capital appreciation by investing in companies that are involved in the electronics sector, including semiconductor manufacturers and distributors, and makers and vendors of other electronic components and devices ("Electronics Companies").

PRINCIPAL INVESTMENT STRATEGY

The Electronics Fund invests substantially all of its assets in equity securities of Electronics Companies that are traded in the United States. In addition, the Fund will invest to a significant extent in the securities of Electronics Companies that have small to mid-sized capitalizations. Electronics Companies include companies involved in the manufacture and development of semiconductors, connectors, printed circuit boards and other components; equipment vendors to electronic component manufacturers; electronic component distributors; electronic instruments and electronic systems vendors; and also include companies involved in all aspects of the electronics business and in new technologies or specialty areas such as defense electronics, advanced design and manufacturing technologies, or lasers. The Fund may also engage in futures and options transactions, and purchase ADRs and U.S. Government securities.


PRINCIPAL RISKS

The Electronics Fund is subject to a number of risks that may affect the value of its shares, including:

      o     Active Trading Risk

      o     Depositary Receipt Risk

      o     Derivatives Risk

      o     Early Closing Risk

      o     Electronics Sector Concentration Risk

      o     Market Risk

      o     Non-Diversification Risk

      o     Small-Capitalization and Mid-Capitalization Securities Risk

Please see "Descriptions of Principal Risks" on page 23 for a discussion of each of the principal risks that apply to the Fund.

                                [GRAPHIC OMITTED]

                                                                    PROSPECTUS 7

ENERGY FUND
--------------------------------------------------------------------------------
ADVISOR CLASS (RYEAX)

FUND OBJECTIVE

The Energy Fund seeks capital appreciation by investing in companies involved in the energy field, including the exploration, production, and development of oil, gas, coal and alternative sources of energy ("Energy Companies").

PRINCIPAL INVESTMENT STRATEGY

The Energy Fund invests substantially all of its assets in equity securities of Energy Companies that are traded in the United States. In addition, the Fund will invest to a significant extent in the securities of Energy Companies that have small to mid-sized capitalizations. Energy Companies are involved in all aspects of the energy industry, including the conventional areas of oil, gas, electricity, and coal, and alternative sources of energy such as nuclear, geothermal, oil shale, and solar power, and include companies that produce, transmit, market, distribute or measure energy; companies involved in providing products and services to companies in the energy field; and companies involved in the exploration of new sources of energy, conservation, and energy-related pollution control. The Fund may also engage in futures and options transactions, and purchase ADRs and U.S. Government securities.


PRINCIPAL RISKS

The Energy Fund is subject to a number of risks that may affect the value of its shares, including:

      o     Active Trading Risk

      o     Depositary Receipt Risk

      o     Derivatives Risk

      o     Early Closing Risk

      o     Energy Sector Concentration Risk

      o     Market Risk

      o     Non-Diversification Risk

      o     Small-Capitalization and Mid-Capitalization Securities Risk

Please see "Descriptions of Principal Risks" on page 23 for a discussion of each of the principal risks that apply to the Fund.

                                [GRAPHIC OMITTED]

8

ENERGY SERVICES FUND
--------------------------------------------------------------------------------
ADVISOR CLASS (RYVAX)

FUND OBJECTIVE

The Energy Services Fund seeks capital appreciation by investing in companies that are involved in the energy services field, including those that provide services and equipment in the areas of oil, coal, and gas exploration and production ("Energy Services Companies").

PRINCIPAL INVESTMENT STRATEGY

The Energy Services Fund invests substantially all of its assets in equity securities of Energy Services Companies that are traded in the United States. In addition, the Fund will invest to a significant extent in the securities of Energy Services Companies that have small to mid-sized capitalizations. Energy Services Companies are engaged in one or more businesses in the energy services field, including those that provide services and equipment to companies engaged in the production, refinement or distribution of oil, gas, electricity, and coal; companies involved with the production and development of newer sources of energy such as nuclear, geothermal, oil shale, and solar power; companies involved with onshore or offshore drilling; companies involved in production and well maintenance; companies involved in exploration engineering, data and technology; companies involved in energy transport; and companies involved in equipment and plant design or construction. The Fund may also engage in futures and options transactions, and purchase ADRs and U.S. Government securities.


PRINCIPAL RISKS

The Energy Services Fund is subject to a number of risks that may affect the value of its shares, including:

      o     Active Trading Risk

      o     Depositary Receipt Risk

      o     Derivatives Risk

      o     Early Closing Risk

      o     Energy Services Sector Concentration Risk

      o     Market Risk

      o     Non-Diversification Risk

      o     Small-Capitalization and Mid-Capitalization Securities Risk

Please see "Descriptions of Principal Risks" on page 23 for a discussion of each of the principal risks that apply to the Fund.

                                [GRAPHIC OMITTED]

                                                                    PROSPECTUS 9

FINANCIAL SERVICES FUND
--------------------------------------------------------------------------------
ADVISOR CLASS (RYFAX)

FUND OBJECTIVE

The Financial Services Fund seeks capital appreciation by investing in companies that are involved in the financial services sector ("Financial Services Companies").

PRINCIPAL INVESTMENT STRATEGY

The Financial Services Fund invests substantially all of its assets in equity securities of Financial Services Companies that are traded in the United States. In addition, the Fund will invest to a significant extent in the securities of Financial Services Companies that have small to mid-sized capitalizations. Financial Service Companies include commercial banks, savings and loan associations, insurance companies and brokerage companies. The Fund may also engage in futures and options transactions, and purchase ADRs and U.S. Government securities. Under U.S. Securities and Exchange Commission regulations, the Fund may not invest more than 5% of its total assets in the equity securities of any company that derives more than 15% of its revenues from brokerage or investment management activities.


PRINCIPAL RISKS

The Financial Services Fund is subject to a number of risks that may affect the value of its shares, including:

      o     Active Trading Risk

      o     Depositary Receipt Risk

      o     Derivatives Risk

      o     Early Closing Risk

      o     Financial Services Sector Concentration Risk

      o     Market Risk

      o     Non-Diversification Risk

      o     Small-Capitalization and Mid-Capitalization Securities Risk

Please see "Descriptions of Principal Risks" on page 23 for a discussion of each of the principal risks that apply to the Fund.

                                [GRAPHIC OMITTED]

10

HEALTH CARE FUND
--------------------------------------------------------------------------------
ADVISOR CLASS (RYHAX)

FUND OBJECTIVE

The Health Care Fund seeks capital appreciation by investing in companies that are involved in the health care industry ("Health Care Companies").

PRINCIPAL INVESTMENT STRATEGY

The Health Care Fund invests substantially all of its assets in equity securities of Health Care Companies that are traded in the United States. In addition, the Fund will invest to a significant extent in the securities of Health Care Companies that have small to mid-sized capitalizations. Health Care Companies include pharmaceutical companies, companies involved in the research and development of pharmaceutical products and services, companies involved in the operation of health care facilities, and other companies involved in the design, manufacture, or sale of health care-related products or services. The Fund may also engage in futures and options transactions, and purchase ADRs and U.S. Government securities.


PRINCIPAL RISKS

The Health Care Fund is subject to a number of risks that may affect the value of its shares, including:

      o     Active Trading Risk

      o     Depositary Receipt Risk

      o     Derivatives Risk

      o     Early Closing Risk

      o     Health Care Sector Concentration Risk

      o     Market Risk

      o     Non-Diversification Risk

      o     Small-Capitalization and Mid-Capitalization Securities Risk

Please see "Descriptions of Principal Risks" on page 23 for a discussion of each of the principal risks that apply to the Fund.

                                [GRAPHIC OMITTED]

                                                                   PROSPECTUS 11

INTERNET FUND
--------------------------------------------------------------------------------
ADVISOR CLASS (RYIAX)

FUND OBJECTIVE

The Internet Fund seeks capital appreciation by investing in companies that provide products or services designed for or related to the Internet ("Internet Companies").

PRINCIPAL INVESTMENT STRATEGY

The Internet Fund invests substantially all of its assets in equity securities of Internet Companies that are traded in the United States. In addition, the Fund will invest to a significant extent in the securities of Internet Companies that have small to mid-sized capitalizations. Internet Companies are involved in all aspects of research, design development, manufacturing or distribution of products or services for use with the Internet or Internet related businesses. Such companies may provide information or entertainment services over the Internet; sell or distribute goods and services over the Internet; provide infrastructure systems or otherwise provide hardware, software or support which impacts Internet commerce; or provide Internet access to consumers and businesses. Internet companies may also include companies that provide Intranet and Extranet services. The Fund will maintain an adequate representation of the various industries in the Internet sector. The Fund may also engage in futures and options transactions, and purchase ADRs and U.S. Government securities.


PRINCIPAL RISKS

The Internet Fund is subject to a number of risks that may affect the value of its shares, including:

      o     Active Trading Risk

      o     Depositary Receipt Risk

      o     Derivatives Risk

      o     Early Closing Risk

      o     Internet Sector Concentration Risk

      o     Market Risk

      o     Non-Diversification Risk

      o     Small-Capitalization and Mid-Capitalization Securities Risk

Please see "Descriptions of Principal Risks" on page 23 for a discussion of each of the principal risks that apply to the Fund.

                                [GRAPHIC OMITTED]

12

LEISURE FUND
--------------------------------------------------------------------------------
ADVISOR CLASS (RYLAX)

FUND OBJECTIVE

The Leisure Fund seeks capital appreciation by investing in companies engaged in leisure and entertainment businesses ("Leisure Companies").

PRINCIPAL INVESTMENT STRATEGY

The Leisure Fund invests substantially all of its assets in equity securities of Leisure Companies that are traded in the United States. In addition, the Fund will invest to a significant extent in the securities of Leisure Companies that have small to mid-sized capitalizations. Leisure Companies are engaged in the design, production, or distribution of goods or services in the leisure industries. Leisure Companies include hotels and resorts, casinos, radio and television broadcasting and advertising companies, motion picture production companies, toys and sporting goods manufacturers, musical recording companies and instrument manufacturers, alcohol and tobacco, and publishing. The Fund may also engage in futures and options transactions, and purchase ADRs and U.S. Government securities.


PRINCIPAL RISKS

The Leisure Fund is subject to a number of risks that may affect the value of its shares, including:

      o     Active Trading Risk

      o     Depositary Receipt Risk

      o     Derivatives Risk

      o     Early Closing Risk

      o     Leisure Sector Concentration Risk

      o     Market Risk

      o     Non-Diversification Risk

      o     Small-Capitalization and Mid-Capitalization Securities Risk

Please see "Descriptions of Principal Risks" on page 23 for a discussion of each of the principal risks that apply to the Fund.

                                [GRAPHIC OMITTED]

                                                                   PROSPECTUS 13

PRECIOUS METALS FUND
--------------------------------------------------------------------------------
ADVISOR CLASS (RYMPX)

FUND OBJECTIVE

The Precious Metals Fund seeks to provide capital appreciation by investing in U.S. and foreign companies that are involved in the precious metals sector, including exploration, mining, production and development, and other precious metals-related services ("Precious Metals Companies").

PRINCIPAL INVESTMENT STRATEGY

The Precious Metals Fund invests substantially all of its assets in equity securities of Precious Metals Companies that are traded in the United States and foreign countries. In addition, the Fund will invest to a significant extent in the securities of Precious Metals Companies that have small to mid-sized capitalizations. Precious metals include gold, silver, platinum and other precious metals. Precious Metals Companies include precious metal manufacturers; distributors of precious metal products, such as jewelry, metal foil or bullion; mining and geological exploration companies; and companies which provide services to Precious Metals Companies. The Fund may also engage in futures and options transactions, and purchase ADRs and U.S. Government securities.


PRINCIPAL RISKS

The Precious Metals Fund is subject to a number of risks that may affect the value of its shares, including:

      o     Active Trading Risk

      o     Depositary Receipt Risk

      o     Derivatives Risk

      o     Early Closing Risk

      o     Foreign Investment Risk

      o     Market Risk

      o     Non-Diversification Risk

      o     Precious Metals Sector Concentration Risk

      o     Small-Capitalization and Mid-Capitalization Securities Risk

Please see "Descriptions of Principal Risks" on page 23 for a discussion of each of the principal risks that apply to the Fund.

                                [GRAPHIC OMITTED]

14

RETAILING FUND
--------------------------------------------------------------------------------
ADVISOR CLASS (RYRAX)

FUND OBJECTIVE

The Retailing Fund seeks capital appreciation by investing in companies engaged in merchandising finished goods and services, including department stores, restaurant franchises, mail order operations and other companies involved in selling products to consumers ("Retailing Companies").

PRINCIPAL INVESTMENT STRATEGY

The Retailing Fund invests substantially all of its assets in equity securities of Retailing Companies that are traded in the United States. In addition, the Fund will invest to a significant extent in the securities of Retailing Companies that have small to mid-sized capitalizations. Retailing Companies include drug and department stores; suppliers of goods and services for homes, home improvements and yards; clothing, jewelry, electronics and computer retailers; franchise restaurants; motor vehicle and marine dealers; warehouse membership clubs; mail order operations; and companies involved in alternative selling methods. The Fund may also engage in futures and options transactions, and purchase ADRs and U.S. Government securities.


PRINCIPAL RISKS

The Retailing Fund is subject to a number of risks that may affect the value of its shares, including:

      o     Active Trading Risk

      o     Depositary Receipt Risk

      o     Derivatives Risk

      o     Early Closing Risk

      o     Market Risk

      o     Non-Diversification Risk

      o     Retailing Sector Concentration Risk

      o     Small-Capitalization and Mid-Capitalization Securities Risk

Please see "Descriptions of Principal Risks" on page 23 for a discussion of each of the principal risks that apply to the Fund.

                                [GRAPHIC OMITTED]

                                                                   PROSPECTUS 15

TECHNOLOGY FUND
--------------------------------------------------------------------------------
ADVISOR CLASS (RYTAX)

FUND OBJECTIVE

The Technology Fund seeks capital appreciation by investing in companies that are involved in the technology sector, including computer software and service companies, semiconductor manufacturers, networking and telecommunications equipment manufacturers, PC hardware and peripherals companies ("Technology Companies").

PRINCIPAL INVESTMENT STRATEGY

The Technology Fund invests substantially all of its assets in equity securities of Technology Companies that are traded in the United States. In addition, the Fund will invest to a significant extent in the securities of Technology Companies that have small to mid-sized capitalizations. Technology Companies are companies that Rydex Investments (the "Advisor") believes have, or will develop, products, processes, or services that will provide technological advances and improvements. These companies may include, for example, companies that develop, produce or distribute products or services in the computer, semiconductor, electronics, communications, health care, and biotechnology sectors. The Fund may also engage in futures and options transactions, and purchase ADRs and U.S. Government securities.


PRINCIPAL RISKS

The Technology Fund is subject to a number of risks that may affect the value of its shares, including:

      o     Active Trading Risk

      o     Depositary Receipt Ris

      o     Derivatives Risk

      o     Early Closing Risk

      o     Market Risk

      o     Non-Diversification Risk

      o     Small-Capitalization and Mid-Capitalization Securities Risk

      o     Technology Sector Concentration Risk

Please see "Descriptions of Principal Risks" on page 23 for a discussion of each of the principal risks that apply to the Fund.

                                [GRAPHIC OMITTED]

16

TELECOMMUNICATIONS FUND
--------------------------------------------------------------------------------
ADVISOR CLASS (RYMAX)

FUND OBJECTIVE

The Telecommunications Fund seeks capital appreciation by investing in companies engaged in the development, manufacture, or sale of communications services or communications equipment ("Telecommunications Companies").

PRINCIPAL INVESTMENT STRATEGY

The Telecommunications Fund invests substantially all of its assets in equity securities of Telecommunications Companies that are traded in the United States. In addition, the Fund will invest to a significant extent in the securities of Telecommunications Companies that have small to mid-sized capitalizations. Telecommunications Companies range from traditional local and long-distance telephone services or equipment providers, to companies involved in developing technologies such as cellular telephone or paging services, Internet equipment and service providers, and fiber-optics. Although many established Telecommunications Companies pay an above-average dividend, the Fund's investment decisions are primarily based on growth potential and not on income. The Fund may also engage in futures and options transactions, and purchase ADRs and U.S. Government securities.


PRINCIPAL RISKS

The Telecommunications Fund is subject to a number of risks that may affect the value of its shares, including:

      o     Active Trading Risk

      o     Depositary Receipt Risk

      o     Derivatives Risk

      o     Early Closing Risk

      o     Market Risk

      o     Non-Diversification Risk

      o     Small-Capitalization and Mid-Capitalization Securities Risk

      o     Telecommunications Sector Concentration Risk

Please see "Descriptions of Principal Risks" on page 23 for a discussion of each of the principal risks that apply to the Fund.

                                [GRAPHIC OMITTED]

                                                                   PROSPECTUS 17

TRANSPORTATION FUND
--------------------------------------------------------------------------------
ADVISOR CLASS (RYPAX)

FUND OBJECTIVE

The Transportation Fund seeks capital appreciation by investing in companies engaged in providing transportation services or companies engaged in the design, manufacture, distribution, or sale of transportation equipment ("Transportation Companies").

PRINCIPAL INVESTMENT STRATEGY

The Transportation Fund invests substantially all of its assets in equity securities of Transportation Companies that are traded in the United States. In addition, the Fund will invest to a significant extent in the securities of Transportation Companies that have small to mid-sized capitalizations. Transportation Companies may include, for example, companies involved in the movement of freight or people, such as airline, railroad, ship, truck and bus companies; equipment manufacturers (including makers of trucks, automobiles, planes, containers, railcars or other modes of transportation and related products); parts suppliers; and companies involved in leasing, maintenance, and transportation-related services. The Fund may also engage in futures and options transactions, and purchase ADRs and U.S. Government securities.


PRINCIPAL RISKS

The Transportation Fund is subject to a number of risks that may affect the value of its shares, including:

      o     Active Trading Risk

      o     Depositary Receipt Risk

      o     Derivatives Risk

      o     Early Closing Risk

      o     Market Risk

      o     Non-Diversification Risk

      o     Small-Capitalization and Mid-Capitalization Securities Risk

      o     Transportation Sector Concentration Risk

Please see "Descriptions of Principal Risks" on page 23 for a discussion of each of the principal risks that apply to the Fund.

                                [GRAPHIC OMITTED]

18

UTILITIES FUND
--------------------------------------------------------------------------------
ADVISOR CLASS (RYAUX)

FUND OBJECTIVE

The Utilities Fund seeks capital appreciation by investing in companies that operate public utilities ("Utilities Companies").

PRINCIPAL INVESTMENT STRATEGY

The Utilities Fund invests substantially all of its assets in equity securities of Utilities Companies that are traded in the United States. In addition, the Fund will invest to a significant extent in the securities of Utilities Companies that have small to mid-sized capitalizations. Utilities Companies may include companies involved in the manufacturing, production, generation, transmission, distribution or sales of gas or electric energy; water supply, waste and sewage disposal; and companies that receive a majority of their revenues from their public utility operations. The Fund may also engage in futures and options transactions, and purchase ADRs and U.S. Government securities.


PRINCIPAL RISKS

The Utilities Fund is subject to a number of risks that may affect the value of its shares, including:

      o     Active Trading Risk

      o     Depositary Receipt Risk

      o     Derivatives Risk

      o     Early Closing Risk

      o     Market Risk

      o     Non-Diversification Risk

      o     Small-Capitalization and Mid-Capitalization Securities Risk

      o     Utilities Sector Concentration Risk

Please see "Descriptions of Principal Risks" on page 23 for a discussion of each of the principal risks that apply to the Fund.

                                [GRAPHIC OMITTED]

                                                                   PROSPECTUS 19

U.S. GOVERNMENT MONEY MARKET FUND
--------------------------------------------------------------------------------
ADVISOR CLASS (RYDXX)

FUND OBJECTIVE

The U.S. Government Money Market Fund seeks to provide security of principal, high current income, and liquidity.

PRINCIPAL INVESTMENT STRATEGY

The U.S. Government Money Market Fund invests primarily in money market instruments issued or guaranteed as to principal and interest by the U.S. Government, its agencies or instrumentalities, and enters into repurchase agreements fully collateralized by U.S. Government securities. The Fund may also invest in Eurodollar time deposits. The Fund operates under U.S. Securities and Exchange Commission rules, which impose certain liquidity, maturity, and diversification requirements. All securities purchased by the Fund must have remaining maturities of 397 days or less, and must be found by the Advisor to represent minimal credit risk and be of eligible quality.


PRINCIPAL RISKS

The U.S. Government Money Market Fund is subject to a number of risks that may affect the value of its shares, including:

      o     Interest Rate Risk

      o     Stable Price Per Share Risk

Please see "Descriptions of Principal Risks" on page 23 for a discussion of each of the principal risks that apply to the Fund.

                                [GRAPHIC OMITTED]

20


PRINCIPAL RISKS OF INVESTING IN THE FUNDS
--------------------------------------------------------------------------------

As indicated below, the Funds are subject to a number of risks that may affect the value of the Funds' shares. Please see "Descriptions of Principal Risks" immediately following the table for more detailed information about the principal risks of the Funds.

-----------------------------------------------------------------------------------------------------------
                                                BASIC       BIOTECH-     CONSUMER
                                  BANKING     MATERIALS      NOLOGY      PRODUCTS    ELECTRONICS     ENERGY
                                    FUND         FUND         FUND         FUND         FUND         FUND
-----------------------------------------------------------------------------------------------------------
Active Trading Risk                  X            X            X             X            X            X
-----------------------------------------------------------------------------------------------------------
Depositary Receipt Risk              X            X            X             X            X            X
-----------------------------------------------------------------------------------------------------------
Derivatives Risk                     X            X            X             X            X            X
-----------------------------------------------------------------------------------------------------------
Early Closing Risk                   X            X            X             X            X            X
-----------------------------------------------------------------------------------------------------------
Foreign Investment Risk
-----------------------------------------------------------------------------------------------------------
Interest Rate Risk
-----------------------------------------------------------------------------------------------------------
Market Risk                          X            X            X             X            X            X
-----------------------------------------------------------------------------------------------------------
Non-Diversification Risk             X            X            X             X            X            X
-----------------------------------------------------------------------------------------------------------
Sector Concentration Risk
(for each Fund's specific
Sector Concentration Risk see        X            X            X             X            X            X
"Descriptions of Principal
Risks" below)
-----------------------------------------------------------------------------------------------------------
Small-Capitalization and
Mid-Capitalization                   X            X            X             X            X            X
Securities Risk
-----------------------------------------------------------------------------------------------------------
Stable Price Per Share Risk
-----------------------------------------------------------------------------------------------------------

                                [GRAPHIC OMITTED]

                                                                   PROSPECTUS 21

-----------------------------------------------------------------------------------------------------------
                                   ENERGY     FINANCIAL      HEALTH                                PRECIOUS
                                  SERVICES    SERVICES        CARE       INTERNET      LEISURE      METALS
                                    FUND        FUND          FUND         FUND          FUND        FUND
-----------------------------------------------------------------------------------------------------------
Active Trading Risk                  X            X            X             X            X            X
-----------------------------------------------------------------------------------------------------------
Depositary Receipt Risk              X            X            X             X            X            X
-----------------------------------------------------------------------------------------------------------
Derivatives Risk                     X            X            X             X            X            X
-----------------------------------------------------------------------------------------------------------
Early Closing Risk                   X            X            X             X            X            X
-----------------------------------------------------------------------------------------------------------
Foreign Investment Risk                                                                                X
-----------------------------------------------------------------------------------------------------------
Interest Rate Risk
-----------------------------------------------------------------------------------------------------------
Market Risk                          X            X            X             X            X            X
-----------------------------------------------------------------------------------------------------------
Non-Diversification Risk             X            X            X             X            X            X
-----------------------------------------------------------------------------------------------------------
Sector Concentration Risk
(for each Fund's specific
Sector Concentration Risk see        X            X            X             X            X            X
"Descriptions of Principal
Risks" below)
-----------------------------------------------------------------------------------------------------------
Small-Capitalization and
Mid-Capitalization                   X            X            X             X            X            X
Securities Risk
-----------------------------------------------------------------------------------------------------------
Stable Price Per Share Risk
-----------------------------------------------------------------------------------------------------------

                                [GRAPHIC OMITTED]

22

---------------------------------------------------------------------------------------------------------------
                                                                                                       U.S.
                                                           TELECOM-     TRANSPORT-                  GOVERNMENT
                                 RETAILING   TECHNOLOGY   MUNICATIONS     ATION       UTILITIES    MONEY MARKET
                                    FUND        FUND         FUND         FUND          FUND           FUND
---------------------------------------------------------------------------------------------------------------
Active Trading Risk                  X            X            X             X            X
---------------------------------------------------------------------------------------------------------------
Depositary Receipt Risk              X            X            X             X            X
---------------------------------------------------------------------------------------------------------------
Derivatives Risk                     X            X            X             X            X
---------------------------------------------------------------------------------------------------------------
Early Closing Risk                   X            X            X             X            X
---------------------------------------------------------------------------------------------------------------
Foreign Investment Risk
---------------------------------------------------------------------------------------------------------------
Interest Rate Risk                                                                                     X
---------------------------------------------------------------------------------------------------------------
Market Risk                          X            X            X             X            X
---------------------------------------------------------------------------------------------------------------
Non-Diversification Risk             X            X            X             X            X
---------------------------------------------------------------------------------------------------------------
Sector Concentration Risk
(for each Fund's specific
Sector Concentration Risk see        X            X            X             X            X
"Descriptions of Principal
Risks" below)
---------------------------------------------------------------------------------------------------------------
Small-Capitalization and
Mid-Capitalization                   X            X            X             X            X
Securities Risk
---------------------------------------------------------------------------------------------------------------
Stable Price Per Share Risk                                                                            X
---------------------------------------------------------------------------------------------------------------

                                [GRAPHIC OMITTED]

                                                                   PROSPECTUS 23


DESCRIPTIONS OF PRINCIPAL RISKS
--------------------------------------------------------------------------------

ACTIVE TRADING RISK - A significant portion of the Fund's assets may come from investors who take part in certain strategic and tactical asset allocation programs. These programs often recommend frequent trading of Fund shares to take advantage of anticipated changes in market conditions. Therefore, the Advisor anticipates that investors who take part in these programs may frequently redeem or exchange shares of the Fund, which may cause the Fund to experience high portfolio turnover. High portfolio turnover may result in the Fund paying higher levels of transaction costs and generating greater tax liabilities for shareholders. In addition, large movements of assets into and out of the Fund may negatively impact the Fund's ability to achieve its investment objective. In certain circumstances, the Fund's expense ratios may vary from current estimates or the historical ratio disclosed in this Prospectus.

DEPOSITARY RECEIPT RISK - The Fund may hold the securities of non-U.S. companies in the form of American Depositary Receipts ("ADRs"). The underlying securities of the ADRs in the Fund's portfolio are usually denominated or quoted in currencies other than the U.S. Dollar. As a result, changes in foreign currency exchange rates may affect the value of the Fund's portfolio. Generally, when the U.S. Dollar rises in value against a foreign currency, a security denominated in that currency loses value because the currency is worth fewer U.S. Dollars. In addition, because the underlying securities of ADRs trade on foreign exchanges at times when the U.S. markets are not open for trading, the value of the securities underlying the ADRs may change materially at times when the U.S. markets are not open for trading, regardless of whether there is an active U.S. market for shares of the Fund or underlying fund. Investments in the underlying foreign securities may involve risks not typically associated with investing in U.S. companies. Foreign securities markets generally have less trading volume and less liquidity than U.S. markets, and prices in some foreign markets can be extremely volatile due to increased risks of adverse issuer, political, regulatory, market, or economic developments. Many foreign countries lack accounting and disclosure standards comparable to those that apply to U.S. companies, and it may be more difficult to obtain reliable information regarding a foreign issuer's financial condition and operations. In addition, transaction costs and costs associated with custody services are generally higher for foreign securities than they are for U.S. securities.

DERIVATIVES RISK - The Fund may invest a percentage of its assets in derivatives, such as futures and options contracts, to pursue its investment objective. The use of such derivatives may expose the Fund to additional risks that it would not be subject to if it invested directly in the securities underlying those derivatives. The Fund may use futures contracts and related options for bona fide hedging purposes to offset changes in the value of securities held or expected to be acquired. They may also be used to gain exposure to a particular

                                [GRAPHIC OMITTED]

24

market or instrument, to create a synthetic money market position, and for certain other tax-related purposes. The Fund will only enter into futures contracts traded on a national futures exchange or board of trade. Futures and options contracts are described in more detail below:

            FUTURES CONTRACTS - Futures contracts and options on futures contracts provide for the future sale by one party and purchase by another party of a specified amount of a specific security at a specified future time and at a specified price. An option on a futures contract gives the purchaser the right, in exchange for a premium, to assume a position in a futures contract at a specified exercise price during the term of the option. Index futures are futures contracts for various indices that are traded on registered securities exchanges.

            OPTIONS - The buyer of an option acquires the right to buy (a call option) or sell (a put option) a certain quantity of a security (the underlying security) or instrument at a certain price up to a specified point in time. The seller or writer of an option is obligated to sell (a call option) or buy (a put option) the underlying security. When writing (selling) call options on securities, the Fund may cover its positions by owning the underlying security on which an option is written or by owning a call option on the underlying security. Alternatively, the Fund may cover its positions by maintaining, in a segregated account, cash or liquid securities equal in value to the exercise price of the call options written by the Fund.

The risks associated with the Fund's use of futures and options contracts include:

      o The Fund experiencing losses that exceed losses experienced by funds that do not use futures contracts and options.

      o There may be an imperfect correlation between the changes in market value of the securities held by the Fund and the prices of futures and options on futures.

      o Although the Fund will only purchase exchange-traded futures, due to market conditions there may not always be a liquid secondary market for a futures contract. As a result, the Fund may be unable to close out its futures contracts at a time which is advantageous.

      o Trading restrictions or limitations may be imposed by an exchange, and government regulations may restrict trading in futures contracts and options.

      o Because option premiums paid or received by the Fund are small in relation to the market value of the investments underlying the options, buying

                                [GRAPHIC OMITTED]

                                                                   PROSPECTUS 25

      and selling put and call options can be more speculative than investing directly in securities.

EARLY CLOSING RISK - The normal close of trading of securities listed on Nasdaq and the NYSE is 4:00 p.m., Eastern Time. Unanticipated early closings of securities exchanges and other financial markets may result in the Fund's inability to buy or sell securities or other financial instruments on that day. If an exchange or market closes early on a day when the Fund needs to execute a high volume of trades late in a trading day, the Fund might incur substantial trading losses.

FOREIGN INVESTMENT RISK - Investments in securities of foreign companies can be more volatile than investments in U.S. companies. Diplomatic, political, or economic developments could affect investment in foreign countries. Foreign companies generally are not subject to uniform accounting, auditing, and financial reporting standards comparable to those applicable to U.S. companies. The value of securities denominated in foreign currencies can change when foreign currencies strengthen or weaken relative to the U.S. Dollar. These currency movements may negatively impact the value of a Fund security even when there is no change in the value of the security in the issuer's home country. Under normal circumstances, the Fund does not plan to hedge against the risk of currency exchange rate fluctuations.

INTEREST RATE RISK - Interest Rate Risk involves the potential for decline in the Fund's yield (the rate of dividends the Fund pays) in the event of declining interest rates.

MARKET RISK - The Fund may invest in public and privately issued securities, which may include common and preferred stocks, bonds, warrants, and rights, as well as derivatives and financial instruments that attempt to track the price movement of securities indices. Investments in securities and derivatives in general are subject to market risks that may cause their prices to fluctuate over time. The Fund's investments may decline in value due to factors affecting securities markets generally, or particular countries, segments, economic sectors, industries or companies within those markets. The value of a security may decline due to general economic and market conditions which are not specifically related to a particular issuer, such as real or perceived adverse economic conditions or changes in interest or currency rates. The value of securities convertible into equity securities, such as warrants or convertible debt, is also affected by prevailing interest rates, the credit quality of the issuer and any call provision. Fluctuations in the value of securities and financial instruments in which the Fund invests will cause the net asset value of the Fund to fluctuate. Historically, the markets have moved in cycles, and the value of the Fund's securities and derivatives may fluctuate drastically from day to day.

                                [GRAPHIC OMITTED]

26

NON-DIVERSIFICATION RISK - Because the Fund is non-diversified, it can invest in the securities of a limited number of issuers. To the extent that the Fund invests a significant percentage of its assets in a limited number of issuers, the Fund is subject to the risks of investing in those few issuers, and may be more susceptible to a single adverse economic or regulatory occurrence. As a result, changes in the market value of a single security could cause greater fluctuations in the value of Fund shares than would occur in a diversified fund.

SECTOR CONCENTRATION RISK - The Sector Concentration Risk applicable to each Fund is as follows:

      BANKING SECTOR CONCENTRATION RISK - The risk that the securities of issuers in the banking sector that the Banking Fund purchases will underperform the market as a whole. To the extent that the Banking Fund's investments are concentrated in Banking Companies, the Fund is subject to legislative or regulatory changes, adverse market conditions and/or increased competition affecting Banking Companies. The prices of the securities of Banking Companies may fluctuate widely due to the broadening of regional and national interstate banking powers, the reduction in the number of publicly-traded Banking Companies, and general economic conditions that could create exposure to credit losses.

      BASIC MATERIALS SECTOR CONCENTRATION RISK - The risk that the securities of issuers in the basic materials sector that the Basic Materials Fund purchases will underperform the market as a whole. To the extent that the Basic Materials Fund's investments are concentrated in issuers conducting business in the same economic sector, the Fund is subject to legislative or regulatory changes, adverse market conditions and/or increased competition affecting that economic sector. The prices of the securities of Basic Materials Companies may fluctuate widely due to the level and volatility of commodity prices, the exchange value of the U.S. Dollar, import controls, worldwide competition, liability for environmental damage, depletion of resources, and mandated expenditures for safety and pollution control devices.

      BIOTECHNOLOGY SECTOR CONCENTRATION RISK - The risk that the securities of issuers in the biotechnology sector that the Biotechnology Fund purchases will underperform the market as a whole. To the extent that the Biotechnology Fund's investments are concentrated in issuers conducting business in the same economic sector, the Fund is subject to legislative or regulatory changes, adverse market conditions and/or increased competition affecting that economic sector. The prices of the securities of Biotechnology Companies may fluctuate widely due to patent considera-

                                [GRAPHIC OMITTED]

                                                                   PROSPECTUS 27

      tions, intense competition, rapid technological change and obsolescence, and regulatory requirements of the Food and Drug Administration, the Environmental Protection Agency, state and local governments, and foreign regulatory authorities.

      CONSUMER PRODUCTS SECTOR CONCENTRATION RISK - The risk that the securities of issuers in the consumer products sector that the Consumer Products Fund purchases will underperform the market as a whole. To the extent that the Consumer Product Fund's investments are concentrated in issuers conducting business in the same economic sector, the Fund is subject to legislative or regulatory changes, adverse market conditions and/or increased competition affecting that economic sector. The performance of Consumer Products Companies has historically been closely tied to the performance of the overall economy, and is also affected by interest rates, competition, consumer confidence and relative levels of disposable household income and seasonal consumer spending. Changes in demographics and consumer tastes can also affect the demand for, and success of, consumer products in the marketplace.

      ELECTRONICS SECTOR CONCENTRATION RISK - The risk that the securities of issuers in the electronics sector that the Electronics Fund purchases will underperform the market as a whole. To the extent that the Electronics Fund's investments are concentrated in issuers conducting business in the same economic sector, the Fund is subject to legislative or regulatory changes, adverse market conditions and/or increased competition affecting that economic sector. The prices of the securities of Electronics Companies may fluctuate widely due to risks of rapid obsolescence of products, intense competition, the economic performance of their customers, high technology and research costs, and may face competition from subsidized foreign competitors with lower production costs.

      ENERGY SECTOR CONCENTRATION RISK - The risk that the securities of issuers in the energy sector that the Energy Fund purchases will underperform the market as a whole. To the extent that the Energy Fund's investments are concentrated in issuers conducting business in the same economic sector, the Fund is subject to legislative or regulatory changes, adverse market conditions and/or increased competition affecting that economic sector. The prices of the securities of Energy Companies may fluctuate widely due to changes in value and dividend yield, which depend largely on the price and supply of energy fuels, international political events relating to oil producing countries, energy conservation, the success of exploration projects, and tax and other governmental regulatory policies.

                                [GRAPHIC OMITTED]

28

      ENERGY SERVICES SECTOR CONCENTRATION RISK - The risk that the securities of issuers in the energy services sector that the Energy Services Fund purchases will underperform the market as a whole. To the extent that the Energy Services Fund's investments are concentrated in issuers conducting business in the same economic sector, the Fund is subject to legislative or regulatory changes, adverse market conditions and/or increased competition affecting that economic sector. The prices of the securities of Energy Services Companies may fluctuate widely due to the supply and demand both for their specific products or services and for energy products in general, the price of oil and gas, exploration and production spending, governmental regulation and environmental issues, and world events and economic conditions generally affecting energy supply companies.

      FINANCIAL SERVICES SECTOR CONCENTRATION RISK - The risk that the securities of issuers in the financial services sector that the Financial Services Fund purchases will underperform the market as a whole. To the extent that the Financial Services Fund's investments are concentrated in issuers conducting business in the same economic sector, the Fund is subject to legislative or regulatory changes, adverse market conditions and/or increased competition affecting that economic sector. Financial Services Companies are subject to extensive governmental regulation, which may limit both the amounts and types of loans and other financial commitments they can make, and the rates and fees they can charge. Profitability is largely dependent on the availability and cost of capital, and can fluctuate significantly when interest rates change. Credit losses resulting from financial difficulties of borrowers also can negatively impact the sector.

      HEALTH CARE SECTOR CONCENTRATION RISK - The risk that the securities of issuers in the health care sector that the Health Care Fund purchases will underperform the market as a whole. To the extent that the Health Care Fund's investments are concentrated in issuers conducting business in the same economic sector, the Fund is subject to legislative or regulatory changes, adverse market conditions and/or increased competition affecting that economic sector. The prices of the securities of Health Care Companies may fluctuate widely due to government regulation and approval of their products and services, which can have a significant effect on their price and availability. Furthermore, the types of products or services produced or provided by these companies may quickly become obsolete. Moreover, liability for products that are later alleged to be harmful or unsafe may be substantial, and may have a significant impact on a Health Care Company's market value and/or share price.

                                [GRAPHIC OMITTED]

                                                                   PROSPECTUS 29

      INTERNET SECTOR CONCENTRATION RISK - The risk that the securities of issuers in the Internet sector that the Internet Fund purchases will underperform the market as a whole. To the extent that the Internet Fund's investments are concentrated in issuers conducting business in the same economic sector, the Fund is subject to legislative or regulatory changes, adverse market conditions and/or increased competition affecting that economic sector. The prices of the securities of Internet Companies may fluctuate widely due to competitive pressures, increased sensitivity to short product cycles and aggressive pricing, problems related to bringing their products to market and rapid obsolescence of products.

      LEISURE SECTOR CONCENTRATION RISK - The risk that the securities of issuers in the leisure sector that the Leisure Fund purchases will underperform the market as a whole. To the extent that the Leisure Fund's investments are concentrated in issuers conducting business in the same economic sector, the Fund is subject to legislative or regulatory changes, adverse market conditions and/or increased competition affecting that economic sector. Securities of Leisure Companies may be considered speculative, and generally exhibit greater volatility than the overall market. The prices of the securities of Leisure Companies may fluctuate widely due to unpredictable earnings, due in part to changing consumer tastes and intense competition, strong reaction to technological developments and to the threat of increased government regulation, particularly in the gaming arena.

      PRECIOUS METALS SECTOR CONCENTRATION RISK - The risk that the relatively few securities of issuers in the mining industry that the Precious Metals Fund purchases will underperform the market as a whole. To the extent that the Precious Metals Fund's investments are concentrated in issuers conducting business in the same industry, the Fund is subject to legislative or regulatory changes, adverse market conditions and/or increased competition affecting that industry, as well as to the volatility of global prices for precious metals. The prices of precious metals and securities of Precious Metals Companies may fluctuate widely due to changes in inflation or inflation expectations, currency fluctuations, speculation, worldwide demand and political developments in precious metals producing countries.

      RETAILING SECTOR CONCENTRATION RISK - The risk that the securities of issuers in the retailing sector that the Retailing Fund purchases will underperform the market as a whole. To the extent that the Retailing Fund's investments are concentrated in issuers conducting business in the same

                                [GRAPHIC OMITTED]

30

      economic sector, the Fund is subject to legislative or regulatory changes, adverse market conditions and/or increased competition affecting that economic sector. The prices of the securities of Retailing Companies may fluctuate widely due to consumer spending, which is affected by general economic conditions and consumer confidence levels. The retailing industry is highly competitive, and a Retailing Company's success is often tied to its ability to anticipate and react to changing consumer tastes. Many Retailing Companies are thinly capitalized, and are dependent upon a relatively few number of business days to achieve their overall results.

      TECHNOLOGY SECTOR CONCENTRATION RISK - The risk that the securities of issuers in the technology sector that the Technology Fund purchases will underperform the market as a whole. To the extent that the Technology Fund's investments are concentrated in issuers conducting business in the same economic sector, the Fund is subject to legislative or regulatory changes, adverse market conditions and/or increased competition affecting that economic sector. The prices of the securities of Technology Companies may fluctuate widely due to competitive pressures, increased sensitivity to short product cycles and aggressive pricing, problems relating to bringing their products to market, very high price/earnings ratios, and high personnel turnover due to severe labor shortages for skilled technology professionals.

      TELECOMMUNICATIONS SECTOR CONCENTRATION RISK - The risk that the securities of issuers in the telecommunications sector that the Telecommunications Fund purchases will underperform the market as a whole. To the extent that the Telecommunications Fund's investments are concentrated in issuers conducting business in the same economic sector, the Fund is subject to legislative or regulatory changes, adverse market conditions and/or increased competition affecting that economic sector. The prices of the securities of Telecommunications Companies may fluctuate widely due to both federal and state regulations governing rates of return and services that may be offered, fierce competition for market share, and competitive challenges in the U.S. from foreign competitors engaged in strategic joint ventures with U.S. companies, and in foreign markets from both U.S. and foreign competitors. In addition, recent industry consolidation trends may lead to increased regulation of Telecommunications Companies in their primary markets.

      TRANSPORTATION SECTOR CONCENTRATION RISK - The risk that the securities of issuers in the transportation sector that the Transportation Fund purchases will underperform the market as a whole. To the extent that the Transportation Fund's investments are concentrated in issuers conducting

                                [GRAPHIC OMITTED]

                                                                   PROSPECTUS 31

      business in the same economic sector, the Fund is subject to legislative or regulatory changes, adverse market conditions and/or increased competition affecting that economic sector. The prices of the securities of Transportation Companies may fluctuate widely due to their cyclical nature, occasional sharp price movements which may result from changes in the economy, fuel prices, labor agreements, and insurance costs, the recent trend of government deregulation, and increased competition from foreign companies, many of which are partially funded by foreign governments and which may be less sensitive to short-term economic pressures.

      UTILITIES SECTOR CONCENTRATION RISK - The risk that the securities of issuers in the utilities sector that the Utilities Fund purchases will underperform the market as a whole. To the extent that the Utilities Fund's investments are concentrated in issuers conducting business in the same economic sector, the Fund is subject to legislative or regulatory changes, adverse market conditions and/or increased competition affecting that economic sector. The prices of the securities of Utilities Companies may fluctuate widely due to government regulation; the effect of interest rates on capital financing; competitive pressures due to deregulation in the utilities industry; supply and demand for services; increased sensitivity to the cost of natural resources required for energy production; and environmental factors such as conservation of natural resources or pollution control.

SMALL-CAPITALIZATION AND MID-CAPITALIZATION SECURITIES RISK - In comparison to securities of companies with large capitalizations, securities of small-capitalization and medium-capitalization companies may have more price volatility, greater spreads between their bid and ask prices, significantly lower trading volumes, and cyclical or static growth prospects. Small-capitalization and medium-capitalization companies often have limited product lines, markets or financial resources, and may therefore be more vulnerable to adverse developments than large-capitalization companies. These securities may or may not pay dividends. Small-capitalization and medium-capitalization stocks may underperform other segments of the equity market or the equity market as a whole.

STABLE PRICE PER SHARE RISK - The Fund's assets are valued using the amortized cost method, which enables the Fund to maintain a stable price of $1.00 per share. ALTHOUGH THE FUND IS MANAGED TO MAINTAIN A STABLE PRICE PER SHARE OF $1.00, THERE IS NO GUARANTEE THAT THE PRICE WILL BE CONSTANTLY MAINTAINED, AND IT IS POSSIBLE TO LOSE MONEY. THE FUND IS NOT A BANK DEPOSIT AND IS NOT FEDERALLY INSURED OR GUARANTEED BY ANY GOVERNMENT AGENCY OR GUARANTEED TO ACHIEVE ITS OBJECTIVE.

                                [GRAPHIC OMITTED]

32


FUND PERFORMANCE
--------------------------------------------------------------------------------

The following bar charts show the performance of the Advisor Class Shares of the Funds from year to year. The variability of performance over time provides an indication of the risks of investing in a Fund. The following tables show the performance of the Advisor Class Shares of the Funds as an average over different periods of time in comparison to the performance of a broad market index. The figures in the bar charts and tables assume the reinvestment of dividends and capital gains distributions. The after-tax returns are calculated using the highest historical federal income and capital gains tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown. Returns After Taxes on Distributions assume a continued investment in a Fund and show the effect of taxes on Fund distributions. Returns After Taxes on Distributions and Sale of Fund Shares assume all shares were redeemed at the end of each measurement period, and show the effect of any taxable gain (or offsetting loss) on redemption, as well as the effects of taxes on Fund distributions. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. After-tax returns for other classes of shares will differ from those shown below. Of course, this past performance (before and after taxes) does not necessarily indicate how a Fund will perform in the future.

                                [GRAPHIC OMITTED]

                                                                   PROSPECTUS 33

BANKING FUND
--------------------------------------------------------------------------------

THE PERFORMANCE INFORMATION SHOWN BELOW FOR THE ADVISOR CLASS SHARES IS BASED ON A CALENDAR YEAR. THE YEAR-TO-DATE RETURN FOR THE PERIOD FROM JANUARY 1, 2007 THROUGH JUNE 30, 2007 IS -6.06%.

 [THE FOLLOWING TABLE WAS REPRESENTED BY A BAR CHART IN THE PRINTED MATERIAL.]

       1999     2000     2001     2002     2003     2004     2005     2006
     ---------------------------------------------------------------------
     -19.12    15.30    -2.77    -2.80    31.32    13.35    -3.88     9.76

Highest Quarter Return                                     Lowest Quarter Return
(quarter ended 9/30/2000) 21.95%               (quarter ended 9/30/1999) -18.44%

AVERAGE ANNUAL TOTAL RETURN
(FOR PERIODS ENDED DECEMBER 31, 2006)

                                                                 Since Inception
ADVISOR CLASS SHARES            Past 1 Year     Past 5 Years       (4/1/1998)
--------------------------------------------------------------------------------
Return Before Taxes                 9.76%           8.83%             2.40%
Return After Taxes on
   Distributions                    9.50%           8.18%             2.88%
Return After Taxes on
   Distributions and
   Sale of Fund Shares              6.34%           7.25%             1.72%
S&P 500 Index 1                    15.79%           6.19%             4.49%

1 THE S&P 500(R) INDEX IS AN UNMANAGED CAPITALIZATION-WEIGHTED INDEX COMPOSED OF 500 COMMON STOCKS, WHICH ARE CHOSEN BY STANDARD & POOR'S, A DIVISION OF THE MCGRAW-HILL COMPANY ("S&P") ON A STATISTICAL BASIS. RETURNS REFLECT NO DEDUCTION FOR FEES, EXPENSES, OR TAXES.

                                [GRAPHIC OMITTED]

34

BASIC MATERIALS FUND
--------------------------------------------------------------------------------

THE PERFORMANCE INFORMATION SHOWN BELOW FOR THE ADVISOR CLASS SHARES IS BASED ON A CALENDAR YEAR. THE YEAR-TO-DATE RETURN FOR THE PERIOD FROM JANUARY 1, 2007 THROUGH JUNE 30, 2007 IS 21.50%.

 [THE FOLLOWING TABLE WAS REPRESENTED BY A BAR CHART IN THE PRINTED MATERIAL.]

      1999     2000     2001     2002     2003     2004     2005     2006
     --------------------------------------------------------------------
     21.69   -21.10    -0.99   -14.06    32.20    19.95     3.16    21.50

Highest Quarter Return                                     Lowest Quarter Return
(quarter ended 12/31/2000) 24.25%              (quarter ended 9/30/2002) -24.02%

AVERAGE ANNUAL TOTAL RETURN
(FOR PERIODS ENDED DECEMBER 31, 2006)

                                                                Since Inception
ADVISOR CLASS SHARES            Past 1 Year     Past 5 Years      (4/14/1998)
--------------------------------------------------------------------------------
Return Before Taxes                21.50%          11.30%            2.09%
Return After Taxes on
   Distributions                   21.16%          11.13%            1.95%
Return After Taxes on
   Distributions and
   Sale of Fund Shares             13.98%           9.77%            1.70%
S&P 500 Index 1                    15.79%           6.19%            4.42%

1 THE S&P 500(R) INDEX IS AN UNMANAGED CAPITALIZATION-WEIGHTED INDEX COMPOSED OF 500 COMMON STOCKS, WHICH ARE CHOSEN BY STANDARD & POOR'S, A DIVISION OF THE MCGRAW-HILL COMPANY ("S&P") ON A STATISTICAL BASIS. RETURNS REFLECT NO DEDUCTION FOR FEES, EXPENSES, OR TAXES.

                                [GRAPHIC OMITTED]

                                                                   PROSPECTUS 35

BIOTECHNOLOGY FUND
--------------------------------------------------------------------------------

THE PERFORMANCE INFORMATION SHOWN BELOW FOR THE ADVISOR CLASS SHARES IS BASED ON A CALENDAR YEAR. THE YEAR-TO-DATE RETURN FOR THE PERIOD FROM JANUARY 1, 2007 THROUGH JUNE 30, 2007 IS -0.48%.

 [THE FOLLOWING TABLE WAS REPRESENTED BY A BAR CHART IN THE PRINTED MATERIAL.]

      1999     2000     2001     2002     2003     2004     2005     2006
     --------------------------------------------------------------------
     95.52    28.00   -17.29   -45.79    45.56     1.36    11.20    -3.57

Highest Quarter Return                                     Lowest Quarter Return
(quarter ended 12/31/1999) 46.14%              (quarter ended 6/30/2002) -33.60%

AVERAGE ANNUAL TOTAL RETURN
(FOR PERIODS ENDED DECEMBER 31, 2006)

                                                                 Since Inception
ADVISOR CLASS SHARES            Past 1 Year     Past 5 Years       (4/1/1998)
--------------------------------------------------------------------------------
Return Before Taxes                -3.57%          -3.01%             8.74%
Return After Taxes on
   Distributions                   -3.57%          -3.01%             8.73%
Return After Taxes on
   Distributions and
   Sale of Fund Shares             -2.32%          -2.53%             7.73%
S&P 500 Index 1                    15.79%           6.19%             4.49%

1 THE S&P 500(R) INDEX IS AN UNMANAGED CAPITALIZATION-WEIGHTED INDEX COMPOSED OF 500 COMMON STOCKS, WHICH ARE CHOSEN BY STANDARD & POOR'S, A DIVISION OF THE MCGRAW-HILL COMPANY ("S&P") ON A STATISTICAL BASIS. RETURNS REFLECT NO DEDUCTION FOR FEES, EXPENSES, OR TAXES.

                                [GRAPHIC OMITTED]

36

CONSUMER PRODUCTS FUND
--------------------------------------------------------------------------------

THE PERFORMANCE INFORMATION SHOWN BELOW FOR THE ADVISOR CLASS SHARES IS BASED ON A CALENDAR YEAR. THE YEAR-TO-DATE RETURN FOR THE PERIOD FROM JANUARY 1, 2007 THROUGH JUNE 30, 2007 IS 5.02%.

 [THE FOLLOWING TABLE WAS REPRESENTED BY A BAR CHART IN THE PRINTED MATERIAL.]

      1999     2000     2001     2002     2003     2004     2005     2006
      -------------------------------------------------------------------
      1.54   -13.44    -2.95    -4.03    21.15    12.67    -1.05    16.67

Highest Quarter Return                                     Lowest Quarter Return
(quarter ended 12/31/1999) 15.52%              (quarter ended 3/31/2000) -17.40%

AVERAGE ANNUAL TOTAL RETURN
(FOR PERIODS ENDED DECEMBER 31, 2006)

                                                                 Since Inception
ADVISOR CLASS SHARES            Past 1 Year     Past 5 Years       (8/17/1998)
--------------------------------------------------------------------------------
Return Before Taxes                16.67%           8.62%             3.84%
Return After Taxes on
   Distributions                   16.59%           8.43%             3.54%
Return After Taxes on
   Distributions and
   Sale of Fund Shares             10.83%           7.37%             3.13%
S&P 500 Index 1                    15.79%           6.19%             4.91%

1 THE S&P 500(R) INDEX IS AN UNMANAGED CAPITALIZATION-WEIGHTED INDEX COMPOSED OF 500 COMMON STOCKS, WHICH ARE CHOSEN BY STANDARD & POOR'S, A DIVISION OF THE MCGRAW-HILL COMPANY ("S&P") ON A STATISTICAL BASIS. RETURNS REFLECT NO DEDUCTION FOR FEES, EXPENSES, OR TAXES.

                                [GRAPHIC OMITTED]

                                                                   PROSPECTUS 37

ELECTRONICS FUND
--------------------------------------------------------------------------------

THE PERFORMANCE INFORMATION SHOWN BELOW FOR THE ADVISOR CLASS SHARES IS BASED ON A CALENDAR YEAR. THE YEAR-TO-DATE RETURN FOR THE PERIOD FROM JANUARY 1, 2007 THROUGH JUNE 30, 2007 IS 8.84%.

 [THE FOLLOWING TABLE WAS REPRESENTED BY A BAR CHART IN THE PRINTED MATERIAL.]

       1999     2000     2001     2002     2003     2004     2005     2006
     ---------------------------------------------------------------------
     120.21   -18.43   -29.65   -49.43    71.68   -21.24     4.08     5.79

Highest Quarter Return                                     Lowest Quarter Return
(quarter ended 12/31/1999) 48.34%              (quarter ended 9/30/2002) -38.77%

AVERAGE ANNUAL TOTAL RETURN
(FOR PERIODS ENDED DECEMBER 31, 2006)

                                                                 Since Inception
ADVISOR CLASS SHARES            Past 1 Year     Past 5 Years       (4/2/1998)
--------------------------------------------------------------------------------
Return Before Taxes                5.79%           -5.52%             2.09%
Return After Taxes on
   Distributions                   5.79%           -5.52%             2.06%
Return After Taxes on
   Distributions and
   Sale of Fund Shares             3.76%           -4.61%             1.79%
S&P 500 Index 1                   15.79%            6.19%             4.36%

1 THE S&P 500(R) INDEX IS AN UNMANAGED CAPITALIZATION-WEIGHTED INDEX COMPOSED OF 500 COMMON STOCKS, WHICH ARE CHOSEN BY STANDARD & POOR'S, A DIVISION OF THE MCGRAW-HILL COMPANY ("S&P") ON A STATISTICAL BASIS. RETURNS REFLECT NO DEDUCTION FOR FEES, EXPENSES, OR TAXES.

                                [GRAPHIC OMITTED]

38

ENERGY FUND
--------------------------------------------------------------------------------

THE PERFORMANCE INFORMATION SHOWN BELOW FOR THE ADVISOR CLASS SHARES IS BASED ON A CALENDAR YEAR. THE YEAR-TO-DATE RETURN FOR THE PERIOD FROM JANUARY 1, 2007 THROUGH JUNE 30, 2007 IS 19.64%.

[THE FOLLOWING TABLE WAS REPRESENTED BY A BAR CHART IN THE PRINTED MATERIAL.]

         1999    2000     2001     2002    2003    2004    2005    2006
        ---------------------------------------------------------------
        18.02   22.14   -13.63   -13.69   23.64   31.83   38.02   11.41

Highest Quarter Return                                     Lowest Quarter Return
(quarter ended 9/30/2005) 20.14%               (quarter ended 9/30/2002) -18.61%

AVERAGE ANNUAL TOTAL RETURN
(FOR PERIODS ENDED DECEMBER 31, 2006)

                                                            Since Inception
ADVISOR CLASS SHARES           Past 1 Year   Past 5 Years     (5/5/1998)
---------------------------------------------------------------------------
Return Before Taxes               11.41%        16.69%           9.77%
Return After Taxes on
   Distributions                  11.10%        16.47%           9.60%
Return After Taxes on
   Distributions and Sale of
   Fund Shares                     7.85%        14.67%           8.60%
S&P 500 Index 1                   15.79%         6.19%           4.45%

1 THE S&P 500(R) INDEX IS AN UNMANAGED CAPITALIZATION-WEIGHTED INDEX COMPOSED OF 500 COMMON STOCKS, WHICH ARE CHOSEN BY STANDARD & POOR'S, A DIVISION OF THE MCGRAW-HILL COMPANY ("S&P") ON A STATISTICAL BASIS. RETURNS REFLECT NO DEDUCTION FOR FEES, EXPENSES, OR TAXES.

                                [GRAPHIC OMITTED]

                                                                   PROSPECTUS 39

ENERGY SERVICES FUND
--------------------------------------------------------------------------------

THE PERFORMANCE INFORMATION SHOWN BELOW FOR THE ADVISOR CLASS SHARES IS BASED ON A CALENDAR YEAR. THE YEAR-TO-DATE RETURN FOR THE PERIOD FROM JANUARY 1, 2007 THROUGH JUNE 30, 2007 IS 26.93%.

[THE FOLLOWING TABLE WAS REPRESENTED BY A BAR CHART IN THE PRINTED MATERIAL.]

         1999    2000     2001     2002    2003    2004    2005    2006
        ---------------------------------------------------------------
        44.21   40.40   -32.41   -10.83    8.43   34.01   47.78   10.60

Highest Quarter Return                                     Lowest Quarter Return
(quarter ended 3/31/2000) 32.23%               (quarter ended 9/30/2001) -30.92%

AVERAGE ANNUAL TOTAL RETURN
(FOR PERIODS ENDED DECEMBER 31, 2006)

                                                            Since Inception
ADVISOR CLASS SHARES           Past 1 Year   Past 5 Years      (4/2/1998)
---------------------------------------------------------------------------
Return Before Taxes               10.60%        16.19%           4.16%
Return After Taxes on
   Distributions                  10.60%        16.19%           4.16%
Return After Taxes on
   Distributions and Sale of
   Fund Shares                     6.89%        14.29%           3.61%
S&P 500 Index 1                   15.79%         6.19%           4.36%

1 THE S&P 500(R) INDEX IS AN UNMANAGED CAPITALIZATION-WEIGHTED INDEX COMPOSED OF 500 COMMON STOCKS, WHICH ARE CHOSEN BY STANDARD & POOR'S, A DIVISION OF THE MCGRAW-HILL COMPANY ("S&P") ON A STATISTICAL BASIS. RETURNS REFLECT NO DEDUCTION FOR FEES, EXPENSES, OR TAXES.

                                [GRAPHIC OMITTED]

40

FINANCIAL SERVICES FUND
--------------------------------------------------------------------------------

THE PERFORMANCE INFORMATION SHOWN BELOW FOR THE ADVISOR CLASS SHARES IS BASED ON A CALENDAR YEAR. THE YEAR-TO-DATE RETURN FOR THE PERIOD FROM JANUARY 1, 2007 THROUGH JUNE 30, 2007 IS -1.29%.

[THE FOLLOWING TABLE WAS REPRESENTED BY A BAR CHART IN THE PRINTED MATERIAL.]

         1999    2000     2001     2002    2003    2004    2005    2006
        ---------------------------------------------------------------
        -1.46   21.22   -13.35   -16.05   29.40   16.67    2.75   15.41

Highest Quarter Return                                     Lowest Quarter Return
(quarter ended 9/30/2000) 22.48%               (quarter ended 9/30/2002) -19.68%

AVERAGE ANNUAL TOTAL RETURN
(FOR PERIODS ENDED DECEMBER 31, 2006)

                                                                   Since Inception
ADVISOR CLASS SHARES                  Past 1 Year   Past 5 Years     (4/6/1998)
----------------------------------------------------------------------------------
Return Before Taxes                      15.41%         8.49%           3.82%
Return After Taxes on Distributions      15.23%         8.28%           3.65%
Return After Taxes on
   Distributions and Sale of
   Fund Shares                           10.02%         7.24%           3.20%
S&P 500 Index 1                          15.79%         6.19%           4.35%

1 THE S&P 500(R) INDEX IS AN UNMANAGED CAPITALIZATION-WEIGHTED INDEX COMPOSED OF 500 COMMON STOCKS, WHICH ARE CHOSEN BY STANDARD & POOR'S, A DIVISION OF THE MCGRAW-HILL COMPANY ("S&P") ON A STATISTICAL BASIS. RETURNS REFLECT NO DEDUCTION FOR FEES, EXPENSES, OR TAXES.

                                [GRAPHIC OMITTED]

                                                                   PROSPECTUS 41

HEALTH CARE FUND
--------------------------------------------------------------------------------

THE PERFORMANCE INFORMATION SHOWN BELOW FOR THE ADVISOR CLASS SHARES IS BASED ON A CALENDAR YEAR. THE YEAR-TO-DATE RETURN FOR THE PERIOD FROM JANUARY 1, 2007 THROUGH JUNE 30, 2007 IS 6.37%.

[THE FOLLOWING TABLE WAS REPRESENTED BY A BAR CHART IN THE PRINTED MATERIAL.]

         1999    2000     2001     2002    2003   2004     2005   2006
       ---------------------------------------------------------------
       -13.56   30.27   -12.94   -20.46   31.77   5.77    10.03   4.16

Highest Quarter Return                                     Lowest Quarter Return
(quarter ended 6/30/2000) 16.80%               (quarter ended 6/30/2002) -15.57%

AVERAGE ANNUAL TOTAL RETURN
(FOR PERIODS ENDED DECEMBER 31, 2006)

                                                            Since Inception
ADVISOR CLASS SHARES           Past 1 Year   Past 5 Years     (5/11/1998)
---------------------------------------------------------------------------
Return Before Taxes                4.16%         4.90%            4.30%
Return After Taxes on
   Distributions                   4.16%         4.90%            4.30%
Return After Taxes on
   Distributions and Sale of
   Fund Shares                     2.70%         4.23%            3.73%
S&P 500 Index 1                   15.79%         6.19%            4.54%

1 THE S&P 500(R) INDEX IS AN UNMANAGED CAPITALIZATION-WEIGHTED INDEX COMPOSED OF 500 COMMON STOCKS, WHICH ARE CHOSEN BY STANDARD & POOR'S, A DIVISION OF THE MCGRAW-HILL COMPANY ("S&P") ON A STATISTICAL BASIS. RETURNS REFLECT NO DEDUCTION FOR FEES, EXPENSES, OR TAXES.

                                [GRAPHIC OMITTED]

42

INTERNET FUND
--------------------------------------------------------------------------------

THE PERFORMANCE INFORMATION SHOWN BELOW FOR THE ADVISOR CLASS SHARES IS BASED ON A CALENDAR YEAR. THE YEAR-TO-DATE RETURN FOR THE PERIOD FROM JANUARY 1, 2007 THROUGH JUNE 30, 2007 IS 9.99%.

[THE FOLLOWING TABLE WAS REPRESENTED BY A BAR CHART IN THE PRINTED MATERIAL.]

                2001     2002    2003    2004    2005   2006
              ----------------------------------------------
              -46.89   -43.85   63.33   12.33   -2.46   7.72

Highest Quarter Return                                     Lowest Quarter Return
(quarter ended 12/31/2001) 38.93%              (quarter ended 9/30/2001) -44.64%

AVERAGE ANNUAL TOTAL RETURN
(FOR PERIODS ENDED DECEMBER 31, 2006)
                                                            Since Inception
ADVISOR CLASS SHARES           Past 1 Year   Past 5 Years      (4/6/2000)
---------------------------------------------------------------------------
Return Before Taxes                7.72%        1.60%           -21.45%
Return After Taxes on
   Distributions                   7.72%        1.60%           -21.45%
Return After Taxes on
   Distributions and Sale of
   Fund Shares                     5.02%        1.37%           -15.67%
S&P 500 Index 1                   15.79%        6.19%             0.80%

1 THE S&P 500(R) INDEX IS AN UNMANAGED CAPITALIZATION-WEIGHTED INDEX COMPOSED OF 500 COMMON STOCKS, WHICH ARE CHOSEN BY STANDARD & POOR'S, A DIVISION OF THE MCGRAW-HILL COMPANY ("S&P") ON A STATISTICAL BASIS. RETURNS REFLECT NO DEDUCTION FOR FEES, EXPENSES, OR TAXES.

                                [GRAPHIC OMITTED]

                                                                   PROSPECTUS 43

LEISURE FUND
--------------------------------------------------------------------------------

THE PERFORMANCE INFORMATION SHOWN BELOW FOR THE ADVISOR CLASS SHARES IS BASED ON A CALENDAR YEAR. THE YEAR-TO-DATE RETURN FOR THE PERIOD FROM JANUARY 1, 2007 THROUGH JUNE 30, 2007 IS 1.56%.

  [THE FOLLOWING TABLE WAS REPRESENTED BY A BAR CHART IN THE PRINTED MATERIAL.]

        1999      2000     2001    2002     2003    2004    2005    2006
       ------------------------------------------------------------------
        8.36    -23.02   -18.04  -15.46    33.88   22.60   -5.75   20.84

Highest Quarter Return                                     Lowest Quarter Return
(quarter ended 6/30/2003) 18.48%               (quarter ended 9/30/2001) -36.02%

AVERAGE ANNUAL TOTAL RETURN
(FOR PERIODS ENDED DECEMBER 31, 2006)

                                                                 Since Inception
ADVISOR CLASS SHARES                Past 1 Year   Past 5 Years      (6/3/1998)
--------------------------------------------------------------------------------
Return Before Taxes                    20.84%         9.58%           2.39%
Return After Taxes on
   Distributions                       20.84%         9.58%           2.35%
Return After Taxes on
   Distributions and Sale of
   Fund Shares                         13.55%         8.35%           2.03%
S&P 500 Index 1                        15.79%         6.19%           4.83%

1 THE S&P 500(R) INDEX IS AN UNMANAGED CAPITALIZATION-WEIGHTED INDEX COMPOSED OF 500 COMMON STOCKS, WHICH ARE CHOSEN BY STANDARD & POOR'S, A DIVISION OF THE MCGRAW-HILL COMPANY ("S&P") ON A STATISTICAL BASIS. RETURNS REFLECT NO DEDUCTION FOR FEES, EXPENSES, OR TAXES.

                                [GRAPHIC OMITTED]

44

PRECIOUS METALS FUND
--------------------------------------------------------------------------------

THE PERFORMANCE INFORMATION SHOWN BELOW FOR THE ADVISOR CLASS SHARES IS BASED ON A CALENDAR YEAR. 2 THE YEAR-TO-DATE RETURN FOR THE PERIOD FROM JANUARY 1, 2007 THROUGH JUNE 30, 2007 IS -1.08%.

  [THE FOLLOWING TABLE WAS REPRESENTED BY A BAR CHART IN THE PRINTED MATERIAL.]

  1997     1998    1999     2000    2001    2002    2003     2004    2005   2006
--------------------------------------------------------------------------------
-37.92   -14.91   -0.64   -22.15   18.09   47.48   41.62   -14.50   21.00  20.96

Highest Quarter Return                                     Lowest Quarter Return
(quarter ended 3/31/2002) 32.31%              (quarter ended 12/31/1997) -33.01%

AVERAGE ANNUAL TOTAL RETURN
(FOR PERIODS ENDED DECEMBER 31, 2006)

                                                               Since Inception
ADVISOR CLASS SHARES           Past 1 Year   Past 5 Years 2    Past 10 Years 2
--------------------------------------------------------------------------------
Return Before Taxes               20.96%         21.18%             2.35%
Return After Taxes on
   Distributions                  20.96%         21.18%             2.35%
Return After Taxes on
   Distributions and Sale
   of Fund Shares                 13.62%         18.85%             2.00%
S&P 500 Index 1                   15.79%          6.19%             8.42%

1 THE S&P 500(R) INDEX IS AN UNMANAGED CAPITALIZATION-WEIGHTED INDEX COMPOSED OF 500 COMMON STOCKS, WHICH ARE CHOSEN BY STANDARD & POOR'S, A DIVISION OF THE MCGRAW-HILL COMPANY ("S&P") ON A STATISTICAL BASIS. RETURNS REFLECT NO DEDUCTION FOR FEES, EXPENSES, OR TAXES.

2 THE FUND COMMENCED OPERATIONS ON DECEMBER 1, 1993. ADVISOR CLASS SHARES WERE OFFERED BEGINNING AUGUST 1, 2003. PERIODS PRIOR TO AUGUST 1, 2003 REPRESENT THE PERFORMANCE OF INVESTOR CLASS SHARES OF THE FUND ADJUSTED TO REFLECT ADVISOR CLASS SHARES' HIGHER EXPENSES. INVESTOR CLASS SHARES OF THE FUND ARE OFFERED IN A SEPARATE PROSPECTUS.

                                [GRAPHIC OMITTED]

                                                                   PROSPECTUS 45

RETAILING FUND
--------------------------------------------------------------------------------

THE PERFORMANCE INFORMATION SHOWN BELOW FOR THE ADVISOR CLASS SHARES IS BASED ON A CALENDAR YEAR. THE YEAR-TO-DATE RETURN FOR THE PERIOD FROM JANUARY 1, 2007 THROUGH JUNE 30, 2007 IS 5.63%.

  [THE FOLLOWING TABLE WAS REPRESENTED BY A BAR CHART IN THE PRINTED MATERIAL.]

             1999     2000   2001     2002   2003   2004  2005   2006
           -----------------------------------------------------------
            12.76   -24.55   2.58   -23.79  33.54   8.98  4.21   8.88

Highest Quarter Return                                     Lowest Quarter Return
(quarter ended 12/31/2001) 20.72%              (quarter ended 9/30/2002) -18.49%

AVERAGE ANNUAL TOTAL RETURN
(FOR PERIODS ENDED DECEMBER 31, 2006)

                                                               Since Inception
ADVISOR CLASS SHARES              Past 1 Year   Past 5 Years     (4/21/1998)
--------------------------------------------------------------------------------
Return Before Taxes                   8.88%         4.70%           3.59%
Return After Taxes on
   Distributions                      8.88%         4.70%           3.55%
Return After Taxes on
   Distributions and Sale of
   Fund Shares                        5.77%         4.05%           3.09%
S&P 500 Index 1                      15.79%         6.19%           4.31%

1 THE S&P 500(R) INDEX IS AN UNMANAGED CAPITALIZATION-WEIGHTED INDEX COMPOSED OF 500 COMMON STOCKS, WHICH ARE CHOSEN BY STANDARD & POOR'S, A DIVISION OF THE MCGRAW-HILL COMPANY ("S&P") ON A STATISTICAL BASIS. RETURNS REFLECT NO DEDUCTION FOR FEES, EXPENSES, OR TAXES.

                                [GRAPHIC OMITTED]

46

TECHNOLOGY FUND
--------------------------------------------------------------------------------

THE PERFORMANCE INFORMATION SHOWN BELOW FOR THE ADVISOR CLASS SHARES IS BASED ON A CALENDAR YEAR. THE YEAR-TO-DATE RETURN FOR THE PERIOD FROM JANUARY 1, 2007 THROUGH JUNE 30, 2007 IS 11.38%.

  [THE FOLLOWING TABLE WAS REPRESENTED BY A BAR CHART IN THE PRINTED MATERIAL.]

          1999      2000     2001    2002    2003    2004   2005    2006
        -----------------------------------------------------------------
         80.13    -39.06   -29.45  -40.30   56.74   -0.36   2.01    5.89

Highest Quarter Return                                     Lowest Quarter Return
(quarter ended 12/31/1999) 39.30%              (quarter ended 9/30/2001) -36.36%

AVERAGE ANNUAL TOTAL RETURN
(FOR PERIODS ENDED DECEMBER 31, 2006)

                                                                Since Inception
ADVISOR CLASS SHARES              Past 1 Year   Past 5 Years      (4/29/1998)
--------------------------------------------------------------------------------
Return Before Taxes                   5.89%         0.14%            1.07%
Return After Taxes on
   Distributions                      5.89%         0.12%            1.06%
Return After Taxes on
   Distributions and Sale
   of Fund Shares                     3.83%         0.11%            0.91%
S&P 500 Index 1                      15.79%         6.19%            4.67%

1 THE S&P 500(R) INDEX IS AN UNMANAGED CAPITALIZATION-WEIGHTED INDEX COMPOSED OF 500 COMMON STOCKS, WHICH ARE CHOSEN BY STANDARD & POOR'S, A DIVISION OF THE MCGRAW-HILL COMPANY ("S&P") ON A STATISTICAL BASIS. RETURNS REFLECT NO DEDUCTION FOR FEES, EXPENSES, OR TAXES.

                                [GRAPHIC OMITTED]

                                                                   PROSPECTUS 47

TELECOMMUNICATIONS FUND
--------------------------------------------------------------------------------

THE PERFORMANCE INFORMATION SHOWN BELOW FOR THE ADVISOR CLASS SHARES IS BASED ON A CALENDAR YEAR. THE YEAR-TO-DATE RETURN FOR THE PERIOD FROM JANUARY 1, 2007 THROUGH JUNE 30, 2007 IS 15.80%.

  [THE FOLLOWING TABLE WAS REPRESENTED BY A BAR CHART IN THE PRINTED MATERIAL.]

         1999       2000     2001    2002    2003    2004    2005    2006
       -------------------------------------------------------------------
        57.93     -39.74   -46.98  -43.13   31.36   12.74   -0.84   18.49

Highest Quarter Return                                     Lowest Quarter Return
(quarter ended 12/31/2002) 35.91%              (quarter ended 3/31/2001) -32.94%

AVERAGE ANNUAL TOTAL RETURN
(FOR PERIODS ENDED DECEMBER 31, 2006)

                                                                Since Inception
ADVISOR CLASS SHARES              Past 1 Year   Past 5 Years      (4/1/1998)
--------------------------------------------------------------------------------
Return Before Taxes                  18.49%        -0.21%           -5.40%
Return After Taxes on
   Distributions                     18.23%        -0.46%           -5.56%
Return After Taxes on
   Distributions and Sale of
   Fund Shares                       12.02%        -0.33%           -4.51%
S&P 500 Index 1                      15.79%         6.19%            4.49%

1 THE S&P 500(R) INDEX IS AN UNMANAGED CAPITALIZATION-WEIGHTED INDEX COMPOSED OF 500 COMMON STOCKS, WHICH ARE CHOSEN BY STANDARD & POOR'S, A DIVISION OF THE MCGRAW-HILL COMPANY ("S&P") ON A STATISTICAL BASIS. RETURNS REFLECT NO DEDUCTION FOR FEES, EXPENSES, OR TAXES.

                                [GRAPHIC OMITTED]

48

TRANSPORTATION FUND
--------------------------------------------------------------------------------

THE PERFORMANCE INFORMATION SHOWN BELOW FOR THE ADVISOR CLASS SHARES IS BASED ON A CALENDAR YEAR. THE YEAR-TO-DATE RETURN FOR THE PERIOD FROM JANUARY 1, 2007 THROUGH JUNE 30, 2007 IS 8.01%.

  [THE FOLLOWING TABLE WAS REPRESENTED BY A BAR CHART IN THE PRINTED MATERIAL.]

       1999      2000     2001    2002      2003     2004     2005     2006
      ---------------------------------------------------------------------
      -18.83    -1.84    -4.23   -13.40    18.49    21.50     7.21     6.81

Highest Quarter Return                                     Lowest Quarter Return
(quarter ended 12/31/2001) 19.53%              (quarter ended 9/30/1999) -19.98%

AVERAGE ANNUAL TOTAL RETURN
(FOR PERIODS ENDED DECEMBER 31, 2006)

                                                               Since Inception
ADVISOR CLASS SHARES             Past 1 Year   Past 5 Years      (6/9/1998)
------------------------------------------------------------------------------
Return Before Taxes                  6.81%        7.38%            -0.68%
Return After Taxes on
   Distributions                     6.81%        7.38%            -0.68%
Return After Taxes on
   Distributions and
   Sale of Fund Shares               4.42%        6.40%            -0.57%
S&P 500 Index 1                     15.79%        6.19%             4.44%

1 THE S&P 500(R) INDEX IS AN UNMANAGED CAPITALIZATION-WEIGHTED INDEX COMPOSED OF 500 COMMON STOCKS, WHICH ARE CHOSEN BY STANDARD & POOR'S, A DIVISION OF THE MCGRAW-HILL COMPANY ("S&P") ON A STATISTICAL BASIS. RETURNS REFLECT NO DEDUCTION FOR FEES, EXPENSES, OR TAXES.

                                [GRAPHIC OMITTED]

                                                                   PROSPECTUS 49

UTILITIES FUND
--------------------------------------------------------------------------------

THE PERFORMANCE INFORMATION SHOWN BELOW FOR THE ADVISOR CLASS SHARES IS BASED ON A CALENDAR YEAR. THE YEAR-TO-DATE RETURN FOR THE PERIOD FROM JANUARY 1, 2007 THROUGH JUNE 30, 2007 IS 6.72%.

  [THE FOLLOWING TABLE WAS REPRESENTED BY A BAR CHART IN THE PRINTED MATERIAL.]

               2001     2002      2003     2004     2005     2006
              ---------------------------------------------------
              -24.71   -32.84    24.62    16.03     9.69    19.76

Highest Quarter Return                                     Lowest Quarter Return
(quarter ended 6/30/2003) 20.24%               (quarter ended 9/30/2002) -23.25%

AVERAGE ANNUAL TOTAL RETURN
(FOR PERIODS ENDED DECEMBER 31, 2006)

                                                               Since Inception
ADVISOR CLASS SHARES             Past 1 Year   Past 5 Years      (4/3/2000)
------------------------------------------------------------------------------
Return Before Taxes                 19.76%         4.99%            1.99%
Return After Taxes on
   Distributions                    19.24%         4.04%            0.97%
Return After Taxes on
   Distributions and
   Sale of Fund Shares              12.85%         3.65%            1.02%
S&P 500 Index 1                     15.79%         6.19%            0.76%

1 THE S&P 500(R) INDEX IS AN UNMANAGED CAPITALIZATION-WEIGHTED INDEX COMPOSED OF 500 COMMON STOCKS, WHICH ARE CHOSEN BY STANDARD & POOR'S, A DIVISION OF THE MCGRAW-HILL COMPANY ("S&P") ON A STATISTICAL BASIS. RETURNS REFLECT NO DEDUCTION FOR FEES, EXPENSES, OR TAXES.

                                [GRAPHIC OMITTED]

50

U.S. GOVERNMENT MONEY MARKET FUND
--------------------------------------------------------------------------------

THE PERFORMANCE INFORMATION SHOWN BELOW FOR THE ADVISOR CLASS SHARES IS BASED ON A CALENDAR YEAR. THE YEAR-TO-DATE RETURN FOR THE PERIOD FROM JANUARY 1, 2007 THROUGH JUNE 30, 2007 IS 1.88%.

  [THE FOLLOWING TABLE WAS REPRESENTED BY A BAR CHART IN THE PRINTED MATERIAL.]

        1999     2000     2001     2002     2003     2004     2005     2006
        -------------------------------------------------------------------
        3.73     4.92     2.83     0.38     0.01     0.06     1.80     3.53

Highest Quarter Return                                     Lowest Quarter Return
(quarter ended 12/31/2000) 1.32%                 (quarter ended 9/30/2003) 0.00%

AVERAGE ANNUAL TOTAL RETURN
(FOR PERIODS ENDED DECEMBER 31, 2006)

                                                               Since Inception
ADVISOR CLASS SHARES             Past 1 Year   Past 5 Years      (4/1/1998)
------------------------------------------------------------------------------
Return Before Taxes                 3.53%          1.17%            2.33%
90 Day Treasury Composite
   Index 3                          4.87%          2.42%            3.60%

YIELD

Call 800.820.0888 for the U.S. Government Money Market Fund's current yield.

3 THE 90 DAY TREASURY COMPOSITE INDEX IS AN UNMANAGED INDEX THAT IS A WIDELY RECOGNIZED INDICATOR OF GENERAL MONEY MARKET PERFORMANCE. RETURNS REFLECT NO DEDUCTION FOR FEES, EXPENSES OR TAXES.

                                [GRAPHIC OMITTED]

                                                                   PROSPECTUS 51

--------------------------------------------------------------------------------

THIS PAGE INTENTIONALLY LEFT BLANK.

                                [GRAPHIC OMITTED]

52


FUND FEES AND EXPENSES
--------------------------------------------------------------------------------

The tables below describe the fees and expenses that you may pay if you buy and hold Advisor Class Shares of the Funds described in this Prospectus.

                                                                               BASIC
ADVISOR CLASS SHARES                                        BANKING          MATERIALS
----------------------------------------------------------------------------------------
SHAREHOLDER FEES 1                                           None              None

ANNUAL FUND OPERATING EXPENSES
(EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)

Management Fees                                              0.85%             0.85%

Distribution And/Or Shareholder Service (12b-1) Fees         0.25%             0.25%

Other Expenses                                               0.78%             0.77%
                                                      ----------------------------------

Total Annual Fund Operating Expenses                         1.88%             1.87%
                                                      ==================================

                                                           FINANCIAL          HEALTH
                                                           SERVICES            CARE
----------------------------------------------------------------------------------------
SHAREHOLDER FEES 1                                           None              None

ANNUAL FUND OPERATING EXPENSES
(EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)

Management Fees                                              0.85%             0.85%

Distribution And/Or Shareholder Service (12b-1) Fees         0.25%             0.25%

Other Expenses                                               0.74%             0.75%
                                                      ----------------------------------

Total Annual Fund Operating Expenses                         1.84%             1.85%
                                                      ==================================

                                                      TELECOMMUNICATIONS  TRANSPORTATION
----------------------------------------------------------------------------------------
SHAREHOLDER FEES 1                                           None              None

ANNUAL FUND OPERATING EXPENSES
(EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)

Management Fees                                              0.85%             0.85%

Distribution And/Or Shareholder Service (12b-1) Fees         0.25%             0.25%

Other Expenses                                               0.73%             0.76%
                                                      ----------------------------------
Total Annual Fund Operating Expenses                         1.83%             1.86%
                                                      ==================================

1 THE FUNDS MAY IMPOSE A WIRE TRANSFER CHARGE OF $15 ON CERTAIN REDEMPTIONS UNDER $5,000 FOR ACCOUNTS HELD DIRECTLY THROUGH THE FUNDS' TRANSFER AGENT.

                                [GRAPHIC OMITTED]

                                                                   PROSPECTUS 53

                                                                          CONSUMER                               ENERGY
ADVISOR CLASS SHARES                                   BIOTECHNOLOGY      PRODUCTS     ELECTRONICS    ENERGY    SERVICES
-------------------------------------------------------------------------------------------------------------------------
SHAREHOLDER FEES 1                                         None             None           None        None       None

ANNUAL FUND OPERATING EXPENSES
(EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)

Management Fees                                            0.85%            0.85%          0.85%       0.85%      0.85%

Distribution And/Or Shareholder Service (12b-1) Fees       0.25%            0.25%          0.25%       0.25%      0.25%

Other Expenses                                             0.77%            0.76%          0.77%       0.76%      0.76%
                                                       ------------------------------------------------------------------

Total Annual Fund Operating Expenses                       1.87%            1.86%          1.87%       1.86%      1.86%
                                                       ==================================================================

                                                                                        PRECIOUS
                                                         INTERNET         LEISURE        METALS     RETAILING  TECHNOLOGY
-------------------------------------------------------------------------------------------------------------------------
SHAREHOLDER FEES 1                                         None             None          None        None       None

ANNUAL FUND OPERATING EXPENSES
(EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)

Management Fees                                            0.85%            0.85%         0.75%       0.85%      0.85%

Distribution And/Or Shareholder Service (12b-1) Fees       0.25%            0.25%         0.25%       0.25%      0.25%

Other Expenses                                             0.77%            0.77%         0.76%       0.76%      0.76%
                                                       ------------------------------------------------------------------

Total Annual Fund Operating Expenses                       1.87%            1.87%         1.76%       1.86%      1.86%
                                                       ==================================================================

                                                                      U.S. GOVERNMENT
                                                         UTILITIES     MONEY MARKET
-------------------------------------------------------------------------------------
SHAREHOLDER FEES 1                                         None             None

ANNUAL FUND OPERATING EXPENSES
(EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)

Management Fees                                            0.85%            0.50%

Distribution And/Or Shareholder Service (12b-1) Fees       0.25%            0.25%

Other Expenses                                             0.76%            0.67%
                                                       ------------------------------

Total Annual Fund Operating Expenses                       1.86%            1.42%
                                                       ==============================

                                [GRAPHIC OMITTED]

54

FUND FEES AND EXPENSES (CONTINUED)
--------------------------------------------------------------------------------

EXAMPLE

The Examples that follow are intended to help you compare the cost of investing in Advisor Class Shares of the Funds with the cost of investing in other mutual funds.

The Examples assume that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year and that the Funds' operating expenses remain the same. Although your actual costs may be higher or lower, the Examples reflect your cost based on these assumptions.


FUND                                      1 YEAR   3 YEARS   5 YEARS   10 YEARS
-------------------------------------------------------------------------------
BANKING                                    $197     $610     $1,049     $2,266
BASIC MATERIALS                            $196     $607     $1,043     $2,254
BIOTECHNOLOGY                              $196     $607     $1,043     $2,254
CONSUMER PRODUCTS                          $195     $603     $1,038     $2,244
ELECTRONICS                                $196     $607     $1,043     $2,255
ENERGY                                     $195     $604     $1,038     $2,244
ENERGY SERVICES                            $195     $604     $1,038     $2,244
FINANCIAL SERVICES                         $193     $598     $1,027     $2,222
HEALTH CARE                                $194     $601     $1,032     $2,233
INTERNET                                   $196     $607     $1,043     $2,255
LEISURE                                    $196     $607     $1,043     $2,255
PRECIOUS METALS                            $185     $572     $  984     $2,133
RETAILING                                  $195     $604     $1,038     $2,244
TECHNOLOGY                                 $195     $604     $1,038     $2,244
TELECOMMUNICATIONS                         $192     $594     $1,022     $2,211
TRANSPORTATION                             $195     $604     $1,038     $2,244
UTILITIES                                  $195     $604     $1,038     $2,244
U.S. GOVERNMENT MONEY MARKET               $149     $463     $  800     $1,750

                                [GRAPHIC OMITTED]

                                                                   PROSPECTUS 55

MORE INFORMATION ABOUT THE FUNDS
--------------------------------------------------------------------------------

ADVISOR'S INVESTMENT METHODOLOGY

The Advisor develops and implements structured investment strategies designed to achieve each Fund's objective.

The Advisor uses quantitative methods to construct portfolios that correlate highly with their respective benchmarks. Statistical techniques are then used to determine the optimal mix of assets for each Fund. The Advisor places particular emphasis on controlling risk relative to each Fund's benchmark or market sector in order to maintain consistency and predictability.

SECTOR FUNDS. In managing the Sector Funds, the Advisor's objective is to develop a liquid portfolio of stocks for the Sector Funds that effectively represents a particular economic segment of the market. Because appropriate published indices are not available for many of the Sector Funds, the Advisor has developed its own methodology to construct objective performance benchmarks. The Advisor first identifies the investment universe for each sector, which is defined as companies that derive at least 50% of their assets, gross income or net profits from business activity in the given sector. The Advisor then employs a quantitative model to screen companies based on criteria of capitalization, liquidity and correlation. The resulting portfolio is weighted by market capitalization with some modifications to ensure diversification. The Advisor closely monitors the efficacy of this methodology, and makes periodic changes in the composition of the Sector Funds to ensure that each Fund remains a valid representative of its sector.

OTHER INVESTMENT PRACTICES AND STRATEGIES

Please see the Statement of Additional Information (the "SAI") for a more complete list of portfolio investment strategies, permitted investments and related risks.

PORTFOLIO HOLDINGS

A description of the Funds' policies and procedures with respect to the disclosure of Fund portfolio securities is available in the SAI.

                                [GRAPHIC OMITTED]

56

INVESTING WITH RYDEX:
--------------------------------------------------------------------------------

SHAREHOLDER INFORMATION

Advisor Class Shares are offered exclusively through authorized securities brokers and other financial intermediaries.

OPENING YOUR ACCOUNT


You will need to open a Rydex shareholder account to make share transactions
- buy, sell or exchange shares of the Funds. You can request an account application by calling Rydex Client Services at 800.820.0888 or 301.296.5406 or simply download an application from the Rydex web site - www.rydexinvestments.com. Certain account types may be opened online via the website. For more information on opening an account, call Rydex Client Services at 800.820.0888 or 301.296.5406 or visit www.rydexinvestments.com.


The type of application you will need depends on the type of account you want to open. For example, if you are opening a retirement account, such as an IRA, you will need to complete a different application than you would if you were opening a taxable account. When you call Rydex to request an account application, be sure to let the Client Services representative know what type of account you want to open to ensure that you receive the correct application. If you open your account through a broker or other financial intermediary, your financial intermediary will ordinarily assist you in completing the necessary application to open your account with Rydex.


--------------------------------------------------------------------------------
   MINIMUM AMOUNTS FOR ESTABLISHING ACCOUNTS

   The minimum initial investment amounts for accounts held through a third party (e.g., a brokerage account) are:

   o     $1,000 for retirement accounts

   o     $2,500 for all other accounts

   Accounts held DIRECTLY at Rydex are subject to a minimum account balance of $25,000 FOR NON-MANAGED ACCOUNTS (INCLUDING RETIREMENT ACCOUNTS) and $15,000 FOR ACCOUNTS MANAGED BY FINANCIAL INTERMEDIARIES. Accounts opened through a financial intermediary (non-direct) will be subject to your financial intermediary's minimum initial investment amount and minimum account balance requirements, which may be different than the amounts above.

   To open an IRA account with Rydex directly, you must transfer an existing IRA (or multiple IRAs) in order to meet the minimum investment amount requirements.

   There are no minimum amounts for subsequent investments in the Funds except for subsequent investments made via Automated Clearing House ("ACH"). For more information about subsequent investments via ACH please see "Purchase Procedures" below. Rydex reserves the right to modify its minimum account requirements at any time, with or without prior notice to you.
--------------------------------------------------------------------------------

                                [GRAPHIC OMITTED]

                                                                   PROSPECTUS 57

TIPS TO SUCCESSFULLY COMPLETE YOUR ACCOUNT APPLICATION

o You must provide each account holder's social security number or tax ID number and date of birth on the application to avoid a delay in processing.

o     Attach a copy of the trust document when establishing a trust account.

o When establishing an account for your corporation, partnership or self directed retirement plan, please indicate the correct account type to ensure proper tax reporting, and provide a copy of one of the following documents: registered articles of incorporation, government-issued business license, partnership papers, plan documents or other official documentation that verifies the entity and lists the authorized individuals. Failure to provide this documentation may result in a delay in processing your application.

o You must provide a street address (Rydex does not accept P.O. Box only addresses). If any joint owner has a different address than the account registration, please indicate what it is on the application.

o     BE SURE TO SIGN THE APPLICATION.

o If you open an account directly with Rydex you will receive a confirmation statement by mail confirming your initial purchase. Review this confirmation carefully to ensure that all of the information is correct. Notify us promptly of any errors.

TRANSACTION INFORMATION
--------------------------------------------------------------------------------


This section provides important information about the procedures that you must follow when you buy, sell or exchange shares of the Funds. You may submit transaction orders to buy, sell or exchange Fund shares on any day that the NYSE is open for business (a "Business Day"). On any day that the Federal Reserve Bank of New York or the NYSE closes early, the principal government securities and corporate bond markets close early (such as on days in advance of holidays generally observed by participants in these markets), or as permitted by the U.S. Securities and Exchange Commission (the "SEC"), the Funds reserve the right to advance the time that net asset value ("NAV") is calculated and, correspondingly, the time by which purchase and redemption orders must be received.


Notwithstanding the foregoing, the U.S. Government Money Market Fund reserves the right to accept orders to purchase or redeem shares on any day that is not a Business Day and the Federal Reserve Bank of New York or National Securities Clearing Corporation remains open. In addition, the U.S. Government Money Market Fund may designate special hours of operation on any such day. In the event that the U.S. Government Money Market Fund

                                [GRAPHIC OMITTED]

58

invokes the right to accept orders to purchase or redeem shares on any day that is not a Business Day and/or adopt special hours of operation, the U.S. Government Money Market Fund will post advance notice of these events at www.rydexinvestments.com.

TRANSACTION CUT-OFF TIMES

All shareholder transaction orders are processed at the NAV next determined after your transaction order is received with all of the necessary information, sometimes referred to as "good order," by the Funds' transfer agent, distributor, or authorized dealer. The following transaction cut-off times have been established in order to allow the transfer agent appropriate time to report the current day's trading activity to the Funds' Advisor. Any application that is sent to the transfer agent does not constitute a purchase order until the transfer agent processes the application and receives correct payment by check, wire transfer or ACH.

      -----------------------------------------------------------------
      METHOD         FUND                    AFTERNOON CUT-OFF TIME
      -----------------------------------------------------------------
      By Mail        All Funds                    Market Close
      -----------------------------------------------------------------
      By Phone       Sector Funds            3:30 P.M., Eastern Time
                     --------------------------------------------------
                     U.S. Government         1:00 P.M., Eastern Time
                     Money Market Fund*
      -----------------------------------------------------------------
      By Internet    Sector Funds            3:45 P.M., Eastern Time
                     --------------------------------------------------
                     U.S. Government         1:00 P.M., Eastern Time
                     Money Market Fund*
      -----------------------------------------------------------------
      By Financial   Sector Funds and
      Intermediary   U.S. Government              Market Close**
                     Money Market Fund
      -----------------------------------------------------------------

 * TO RECEIVE THE CURRENT BUSINESS DAY'S DIVIDEND FOR THE U.S. GOVERNMENT MONEY MARKET FUND, THE FUND MUST RECEIVE YOUR WIRE PURCHASE ORDER BY 1:00 P.M., EASTERN TIME. ALL REDEMPTION ORDERS RECEIVED PRIOR TO 1:00 P.M., EASTERN TIME WILL NOT RECEIVE THE CURRENT BUSINESS DAY'S DIVIDEND. ALL REDEMPTION ORDERS RECEIVED AFTER 1:00 P.M., EASTERN TIME ARE ENTITLED TO RECEIVE THE CURRENT BUSINESS DAY'S DIVIDEND.

** EACH FINANCIAL INTERMEDIARY MAY HAVE ITS OWN RULES ABOUT SHARE TRANSACTIONS, AND MAY HAVE DIFFERENT CUT-OFF TIMES FOR PROCESSING YOUR TRANSACTION ORDER.

EARLY TRANSACTION CUT-OFF TIMES

On any day that a Fund calculates NAV earlier than normal, as described below, Rydex reserves the right to advance the time on that day by which shareholder transaction orders must be received by the transfer agent.

                                [GRAPHIC OMITTED]

                                                                   PROSPECTUS 59

--------------------------------------------------------------------------------
CALCULATING NAV

The price at which you buy, sell and exchange shares is the net asset value per share, which is also known as NAV.

Each Fund calculates its NAV by:

o     Taking the current market value of its total assets

o     Subtracting any liabilities

o     Dividing that amount by the total number of shares owned by shareholders

The Funds calculate NAV once each Business Day as of the regularly scheduled close of normal trading on the NYSE (normally, 4:00 p.m., Eastern Time). If the primary exchange or market where the Funds' securities or other investments trade closes early - such as on days in advance of holidays generally observed by participants in these markets - the Funds may calculate NAV as of the earlier closing time in accordance with the policies set forth in the Funds' SAI. For more information on these early closings, please call 800.820.0888 or visit the Rydex web site - www.rydexinvestments.com.

In calculating NAV, the Funds generally value their investment portfolios based on the market price of the securities as of the time the Funds determine NAV. If market prices are unavailable or the Funds think that they are unreliable, the Funds price those securities at fair value as determined in good faith using methods approved by the Board of Trustees. For example, market prices may be unavailable if trading in a particular portfolio security was halted during the day and did not resume prior to the Funds' NAV calculation. The Funds may view market prices as unreliable when the value of a security has been materially affected by events occurring after the market closes, but prior to the time as of which the Funds calculate NAV.

The use of fair valuation in pricing a security involves the consideration of a number of subjective factors and therefore, is susceptible to the unavoidable risk that the valuation may be higher or lower than the price at which the security might actually trade if a reliable market price were readily available.

The U.S. Government Money Market Fund values its assets using the amortized cost method of valuation pursuant to procedures approved by the Funds' Board of Trustees.

More information about the valuation of the Funds' holdings and the amortized cost method can be found in the SAI.
--------------------------------------------------------------------------------

                                [GRAPHIC OMITTED]

60

TRANSACTIONS THROUGH YOUR FINANCIAL INTERMEDIARY

If you opened your account through a financial intermediary, you will ordinarily submit your transaction orders through that financial intermediary. Your financial intermediary is responsible for ensuring that your transaction order is in good order, and promptly transmitting your order to the Funds. Transaction orders received in good order by your financial intermediary will be processed at the Funds' next determined NAV. Financial intermediaries may charge fees for the services they provide to you in connection with processing your transaction order or maintaining your account with them. Each financial intermediary may also have its own rules about minimum initial investment amounts, minimum account balances, share transactions, limits on the number of share transactions you are permitted to make in a given time period, and may have different cut-off times for processing your transaction order. For more information about your financial intermediary's rules and procedures, you should contact your financial intermediary directly.

BUYING FUND SHARES
--------------------------------------------------------------------------------

The Funds offer their shares continuously and investors may submit purchase orders to buy shares on any Business Day. However, Rydex reserves the right to reject or refuse, in whole or in part, any purchase order for Fund shares. Purchase orders, like any other share transaction, are subject to the Funds' transaction cut-off times and will be processed at the NAV next determined after your purchase order is received in good order.

PURCHASE PROCEDURES


The Funds offer you the option to submit purchase orders through your financial intermediary or send purchase orders by mail, fax or internet and send purchase proceeds by check, wire transfer or ACH. The Funds do not accept cash or cash equivalents (such as travelers' checks, money orders or bearer bonds), government checks, third-party checks, starter checks or checks drawn on a line of credit (including credit card convenience checks). Cashiers checks, bank checks, official checks and treasurers' checks less than or equal to $10,000 are also not accepted. Rydex reserves the right to refuse other payment instruments if, in the sole discretion of Fund management, it is deemed to be in the best interests of the Funds. You may buy shares and send your purchase proceeds by any of the following methods:

                                [GRAPHIC OMITTED]

                                                                   PROSPECTUS 61

--------------------------------------------------------------------------------
                          INITIAL PURCHASE              SUBSEQUENT PURCHASES
                   -------------------------------------------------------------
                   Complete the account            Complete the Rydex investment
                   application that corresponds    slip included with your
                   to the type of account you      quarterly statement or send
                   are opening.                    written purchase instructions
                                                   that include:
BY MAIL            o  MAKE SURE TO DESIGNATE THE
IRA AND OTHER         RYDEX FUND(S) YOU WANT TO    o  YOUR NAME
RETIREMENT            PURCHASE.
ACCOUNTS REQUIRE                                   o  YOUR SHAREHOLDER ACCOUNT
ADDITIONAL         o  MAKE SURE YOUR INVESTMENT       NUMBER
PAPERWORK.            MEETS THE ACCOUNT MINIMUM.
                                                   o  THE RYDEX FUND(S) YOU WANT
                                                      TO PURCHASE.
                   -------------------------------------------------------------
CALL RYDEX                 Make your check payable to RYDEX INVESTMENTS.
CLIENT SERVICES    -------------------------------------------------------------
TO REQUEST A            Your check must be drawn on a U.S. bank and payable
RETIREMENT                                in U.S. Dollars.
ACCOUNT INVESTOR   -------------------------------------------------------------
APPLICATION KIT.   Include the name of the Rydex Fund(s) you want to purchase on
COMPLETE THE                            your check.
ACCOUNT
APPLICATION THAT       IF YOU DO NOT SPECIFY WHICH RYDEX FUND(S) YOU WANT TO
CORRESPONDS TO THE      PURCHASE, YOUR INVESTMENT WILL BE CREDITED TO THE
TYPE OF ACCOUNT                U.S. GOVERNMENT MONEY MARKET FUND.
YOU ARE OPENING.   -------------------------------------------------------------
                     Mail your application and     Mail your written purchase
                             check to:             instructions and check to:
                   -------------------------------------------------------------
                   MAILING ADDRESS:
                   Rydex Investments
                   Attn: Ops. Dept.
                   9601 Blackwell Road, Suite 500
                   Rockville, MD 20850
--------------------------------------------------------------------------------

                                [GRAPHIC OMITTED]

62

--------------------------------------------------------------------------------
                          INITIAL PURCHASE               SUBSEQUENT PURCHASES
                   -------------------------------------------------------------
                   Submit new account paperwork,   Be sure to designate in your
                   and then call Rydex to obtain   wire instructions the Rydex
                   your account number.            Fund(s) you want to purchase.

                   o  MAKE SURE TO DESIGNATE THE
                      RYDEX FUND(S) YOU WANT TO
                      PURCHASE.

                   o  MAKE SURE YOUR INVESTMENT
BY WIRE               MEETS THE ACCOUNT MINIMUM.
                   -------------------------------------------------------------
RYDEX CLIENT       To obtain "same-day credit" (to get that Business Day's NAV)
SERVICES PHONE     for your purchase order, YOU MUST CALL RYDEX CLIENT SERVICES
NUMBER:            AND PROVIDE THE FOLLOWING INFORMATION PRIOR TO THE
                   TRANSACTION CUT-OFF TIME FOR THE RYDEX FUND(S) YOU ARE
800.820.0888       PURCHASING:

OR                 o  Account Number

301.296.5406       o  Fund Name

                   o  Amount of Wire

                   o  Fed Wire Reference Number (upon request)

                   You will receive a confirmation number to verify that your purchase order has been accepted.

                    IF YOU DO NOT NOTIFY RYDEX CLIENT SERVICES OF THE INCOMING
                     WIRE, YOUR PURCHASE ORDER WILL NOT BE PROCESSED UNTIL THE
                          BUSINESS DAY FOLLOWING THE RECEIPT OF THE WIRE.
                   -------------------------------------------------------------
                   WIRE INSTRUCTIONS:
                   U.S. Bank
                   Cincinnati, OH
                   Routing Number: 0420-00013
                   For Account of: Rydex Investments
                   Account Number: 48038-9030
                   [Your Name]
                   [Your shareholder account number]

                       IF YOU DO NOT SPECIFY WHICH RYDEX FUND(S) YOU WANT TO PURCHASE, YOUR INVESTMENT WILL BE CREDITED TO THE U.S.
                                  GOVERNMENT MONEY MARKET FUND.
--------------------------------------------------------------------------------

                                [GRAPHIC OMITTED]

                                                                   PROSPECTUS 63

--------------------------------------------------------------------------------
                         INITIAL PURCHASE              SUBSEQUENT PURCHASES
                   -------------------------------------------------------------
                   Submit new account paperwork,   SUBSEQUENT PURCHASES MADE
                   and then call Rydex to obtain   VIA ACH MUST BE A MINIMUM
                   your account number.            OF $50. To make a subsequent
                   Be sure to complete the         purchase, send written
                   "Electronic Investing (via      purchase instructions that
                   ACH)" section. Then, fax it     include:
BY ACH             to Rydex. (ONLY Individual,
(FAX)              Joint and UGMA/UTMA accounts    o  YOUR NAME
                   may be opened by fax).
                                                   o  YOUR SHAREHOLDER ACCOUNT
RYDEX FAX          o  MAKE SURE TO INCLUDE A          NUMBER
NUMBER:               LETTER OF INSTRUCTION
301.296.5103          REQUESTING THAT WE PROCESS   o  THE RYDEX FUND(S) YOU WANT
                      YOUR PURCHASE BY ACH.           TO PURCHASE

                   o  MAKE SURE TO DESIGNATE THE   o  ACH BANK INFORMATION (IF
                      RYDEX FUND(S) YOU WANT TO       NOT ON RECORD)
                      PURCHASE.

                   o  MAKE SURE YOUR INVESTMENT
                      MEETS THE ACCOUNT MINIMUM.

--------------------------------------------------------------------------------

BY ACH                     Follow the directions on the Rydex web site -
(INTERNET)                          www.rydexinvestments.com

--------------------------------------------------------------------------------


CANCELLED PURCHASE ORDERS

Rydex will ordinarily cancel your purchase order under the following circumstances:

      o     if your bank does not honor your check for any reason

      o     if the transfer agent (Rydex) does not receive your wire transfer

      o     if the transfer agent (Rydex) does not receive your ACH transfer

      o     if your bank does not honor your ACH transfer

IF YOUR PURCHASE ORDER IS CANCELLED FOR ANY OF THESE REASONS, YOU WILL NOT BE ENTITLED TO BENEFIT FROM ANY INCREASE IN NAV THAT THE FUND(S) MAY HAVE EXPERIENCED FROM THE TIME OF YOUR ORDER TO THE TIME OF ITS CANCELLATION. IN ADDITION, IF THE FUND(S) NAV DECREASES IN VALUE FROM THE TIME OF YOUR ORDER TO THE TIME OF ITS CANCELLATION, THE FUND(S) WILL HOLD YOU LIABLE FOR ANY LOSSES THAT IT INCURS AS A RESULT OF YOUR CANCELLED ORDER.

                                [GRAPHIC OMITTED]

64

SELLING FUND SHARES
--------------------------------------------------------------------------------

The Funds redeem their shares continuously and investors may sell their shares back to the Funds on any Business Day. You may redeem all or any portion of your Fund shares at the Funds' next determined NAV calculated after your redemption order is received in good order by the transfer agent. Redemption orders, like any other share transaction, are subject to the Funds' transaction cut-off times, and will be processed at the NAV next determined after your redemption order is received in good order by the transfer agent.

The Funds may suspend your right to redeem your shares during times when trading on the NYSE is suspended or restricted, or otherwise as permitted by the SEC. The Funds reserve the right to pay part of your redemption proceeds in liquid securities with a market value equal to the redemption price.

REDEMPTION PROCEDURES

You will ordinarily submit your transaction order through your financial intermediary or other securities dealers through which you opened your shareholder account or through Rydex directly. The Funds also offer you the option to send redemption orders to Rydex by:

--------------------------------------------------------------------------------
             Rydex Investments
             Attn: Ops. Dept.
   MAIL      9601 Blackwell Road, Suite 500
             Rockville, MD 20850
--------------------------------------------------------------------------------
             301.296.5103

   FAX       If you send your redemption order by fax, you must call Rydex
             Client Services at 800.820.0888 or 301.296.5406 to verify that your fax was received and when it will be processed.
--------------------------------------------------------------------------------
TELEPHONE    800.820.0888 or 301.296.5406 (not available for retirement accounts)
--------------------------------------------------------------------------------

Whether you transmit your redemption order by mail, fax or telephone, you must include the following information in your redemption order:

      o     your name

      o     your shareholder account number

      o     Fund name(s)

      o     dollar amount or number of shares you would like to sell

      o whether you want your sale proceeds sent to you by check, wire or ACH (a new alternate payee or new wire instructions may require a signature guarantee)

      o signature of account owner(s) (not required for telephone redemptions)

                                [GRAPHIC OMITTED]

                                                                   PROSPECTUS 65

You may only place a redemption order if you are the registered owner of the account or the registered owner has given Rydex written authorization to allow you to make redemptions from the account. You will receive a confirmation number for your redemption. Please retain it for your records.

DISTRIBUTIONS FROM QUALIFIED RETIREMENT ACCOUNTS

Distributions from your tax-qualified plan or individual retirement account
(IRA) may have adverse tax consequences to you. You should consult your tax adviser before redeeming shares and making distributions from your tax-qualified plan or IRA account. All requests for distributions of redemption proceeds from tax-qualified plan and IRA accounts must be in writing. All distributions from tax-qualified plans and IRAs are subject to tax withholding rules.

RECEIVING YOUR REDEMPTION PROCEEDS

Your redemption proceeds normally will be sent within seven days of the transfer agent receiving your request. For redemption orders that settle on federal bank holidays, your redemption proceeds will be sent on the next Business Day following the holiday. FOR INVESTMENTS MADE BY CHECK OR ACH (NOT WIRE PURCHASES), PAYMENT OF REDEMPTION PROCEEDS MAY BE DELAYED UNTIL THE TRANSFER AGENT IS REASONABLY SATISFIED THAT YOUR PURCHASE HAS CLEARED. IT MAY TAKE UP TO 15 DAYS FOR YOUR PURCHASE TO CLEAR.

All redemptions will be mailed to your address of record, sent electronically via ACH or wired to your bank account of record. You may request overnight mail service for an additional fee. If you request payment of redemption proceeds to a third party or to a location other than your address of record or bank account of record, your redemption request must be IN WRITING AND MUST INCLUDE A SIGNATURE GUARANTEE AND MAY NOT BE FAXED.

--------------------------------------------------------------------------------
SIGNATURE GUARANTEES

Signature guarantees help protect you and your account against fraud. You can obtain a signature guarantee at most banks and financial intermediaries. A notary public cannot provide a signature guarantee. You may not use fax to transmit a signature guarantee to the Funds.
--------------------------------------------------------------------------------


REDEEMING SHARES BY DRAFT CHECKWRITING

If you hold shares directly, you may redeem shares from the U.S. Government Money Market Fund by writing draft checks for $500 or more on your existing account. The draft checks may be made payable to any person or entity and your account will continue to earn dividends until the draft check clears. If your balance in the U.S. Government Money Market Fund is insufficient to cover the amount of your draft check, the transfer agent will automatically

                                [GRAPHIC OMITTED]

66

exchange sufficient funds from your Rydex Fund with the highest account balance to cover the draft check.

You can obtain a draft checkwriting application by calling 800.820.0888. Because of the difficulty of determining in advance the exact value of your Fund account, you may not use a draft check to close your account. There is no fee for the draft checkwriting privilege, but if payment on a draft check is stopped upon your request, or if the draft check cannot be honored because of insufficient funds or other valid reasons, you may be charged a fee by the financial institution where you presented your draft check for payment. Rydex may also charge a $25 fee for a draft check that cannot be honored due to insufficient funds. The Funds may suspend the draft checkwriting privilege at any time.


LOW BALANCE ACCOUNTS

To offset the administrative expense of servicing small accounts, the Funds may impose, without additional notice, an administrative fee of $15 per year during periods where your account balance falls below the account minimum requirements for any reason. The Funds may redeem your shares if the value of your account falls below the required minimum investment amount. However, the Funds will provide you with at least 30 days' written notice to allow you sufficient time to add to your account and avoid the redemption of your shares.

EXCHANGING FUND SHARES
--------------------------------------------------------------------------------


Unlike most mutual funds, the Funds offer unlimited exchange privileges with no minimum holding periods or transaction fees. An exchange is when you sell shares of one Rydex Fund and use the proceeds from that sale to purchase shares of another Rydex Fund. Investors may make exchanges on any Business Day of Advisor Class Shares of any Rydex Fund for Advisor Class Shares (or H-Class Shares, if applicable) of any other Rydex Fund on the basis of the respective NAVs of the shares involved. Exchange requests, like any other share transaction, will be processed at the NAV next determined after your exchange order is received in good order. Exchanges involving other Rydex Funds not included in this Prospectus may be subject to different transaction cut-off times. All exchange requests must be received by the Rydex Funds' transfer agent prior to the cut-off time of the Rydex Fund you are exchanging out of or the Rydex Fund you are exchanging into, whichever is earlier, to be processed at that Business Day's NAV. See "Exchanges with Other Rydex Funds" below for additional information. The exchange privilege may be modified or discontinued at any time.

                                [GRAPHIC OMITTED]

                                                                   PROSPECTUS 67

EXCHANGE PROCEDURES

You will ordinarily submit your transaction order through your financial intermediary or other securities dealers through which you opened your shareholder account or through Rydex directly. The Funds also offer you the option to send exchange requests to Rydex by:

--------------------------------------------------------------------------------
            Rydex Investments
            Attn: Ops. Dept.
   MAIL     9601 Blackwell Road, Suite 500
            Rockville, MD 20850
--------------------------------------------------------------------------------
            301.296.5101

   FAX      If you send your exchange request by fax, you must call Rydex Client
            Services at 800.820.0888 to verify that your fax was received and when it will be processed.
--------------------------------------------------------------------------------
TELEPHONE   800.820.0888 OR 301.296.5406
--------------------------------------------------------------------------------
 INTERNET   Follow the directions on the Rydex web site -
            www.rydexinvestments.com
--------------------------------------------------------------------------------

Whether you transmit your exchange request by mail, fax, telephone or internet, you must include the following information in your exchange request:

      o     your name

      o     your shareholder account number

      o Fund name(s) you are exchanging out of (selling) and Fund name(s) you are exchanging into (buying)

      o dollar amount, number of shares or percentage of Fund position involved in the exchange

      o signature of account owner(s) (not required for telephone or internet exchanges)

You may only place exchange orders if you are the registered owner of the account or the registered owner has given Rydex written authorization to allow you to trade the account. You will receive a confirmation number for your exchange. Please retain it for your records.

                                [GRAPHIC OMITTED]

68

MINIMUM EXCHANGE AMOUNTS

The minimum amount for an exchange is either $1,000 or 100% of the Fund position from which the exchange is coming, whichever is less. If you are exchanging the minimum amount, you may not split the proceeds between multiple Rydex Funds. If you place exchange transactions in shares or in percentages, the minimum exchange amount still applies. This minimum may be waived for accounts that are part of an asset allocation strategy.

EXCHANGES WITH OTHER RYDEX FUNDS


On any Business Day, investors may make exchanges of Advisor Class Shares of the Funds for Advisor Class Shares (or H-Class Shares, if applicable) of any Rydex Fund not offered in this Prospectus. WHILE MOST RYDEX FUNDS OFFER UNLIMITED EXCHANGE PRIVILEGES WITH NO MINIMUM HOLDING PERIODS OR TRANSACTION FEES, CERTAIN RYDEX FUNDS DO NOT ALLOW UNLIMITED TRADING. IF YOU ARE CONTEMPLATING AN EXCHANGE FOR SHARES OF ANY RYDEX FUND NOT OFFERED IN THIS PROSPECTUS, YOU SHOULD OBTAIN AND REVIEW THAT RYDEX FUND'S CURRENT PROSPECTUS BEFORE MAKING THE EXCHANGE. You can obtain a prospectus for any Rydex Fund not offered in this Prospectus by calling 800.820.0888 or 301.296.5406 or visiting the Rydex web site at www.rydexinvestments.com.


RYDEX ACCOUNT POLICIES
--------------------------------------------------------------------------------

SHAREHOLDER IDENTIFICATION AND VERIFICATION

Federal regulations may require the Funds to obtain your name, your date of birth (for a natural person), your residential street address or principal place of business and your Social Security Number, Employer Identification Number or other government issued identification when you open an account. Additional information may be required in certain circumstances or to open accounts for corporations or other entities. The Funds may use this information to attempt to verify your identity. The Funds may not be able to establish an account if the necessary information is not received. The Funds may also place limits on account transactions while it is in the process of attempting to verify your identity. Additionally, if the Funds are unable to verify your identity after your account is established, the Funds may be required to redeem your shares and close your account.

Rydex provides accounts for U.S. citizens and resident aliens. We will not open a new account for any non-resident aliens (natural person or entity). If you are unsure of your status please consult your tax adviser. Non-resident aliens may hold Rydex Funds through a financial intermediary, subject to that financial intermediary's requirements.

                                [GRAPHIC OMITTED]

                                                                   PROSPECTUS 69

Customer identification and verification is part of the Funds' overall obligation to deter money laundering under applicable law. The Funds have adopted an anti-money laundering compliance program designed to prevent the Funds from being used for money laundering or the financing of terrorist activities. In this regard, the Funds reserve the right to (i) refuse, cancel or rescind any purchase or exchange order, (ii) freeze any account and/or suspend account services or (iii) involuntarily close your account in cases of threatening conduct or suspected fraudulent or illegal activity. These actions will be taken when, in the sole discretion of Fund management, they are deemed to be in the best interests of the Funds or in cases when the Funds are requested or compelled to do so by governmental or law enforcement authority. If your account is closed at the request of governmental or law enforcement authority, you may not receive proceeds of the redemption if the Funds are required to withhold such proceeds.

CHANGES TO YOUR ACCOUNT

For information on what is required to make changes and/or additions to your account and to obtain the appropriate forms, please visit the Rydex web site at www.rydexinvestments.com or call 800.820.0888 or 301.296.5406. If you own shares that are registered in your intermediary's name, and you want to transfer the registration to another intermediary or want the shares registered in your name, then you should contact your intermediary for instructions on how to make this change.

TRANSACTIONS OVER TELEPHONE OR INTERNET

Internet and telephone transactions are extremely convenient, but are not risk free. To ensure that your internet and telephone transactions are safe, secure, and as risk-free as possible, the Rydex Funds have instituted certain safeguards and procedures for determining the identity of web site users (including the use of secure passwords and 128-bit encryption technology) and telephone callers and authenticity of instructions. As a result, neither the Funds nor their transfer agent will be responsible for any loss, liability, cost, or expense for following internet, telephone or wire instructions they reasonably believe to be genuine. If you or your intermediaries make exchange requests by telephone or internet, you will generally bear the risk of any loss. Neither the Funds, nor their transfer agent, are responsible for internet transactions that are not received.

During periods of unusually high market activity or other times, it may be difficult to reach Rydex by telephone or access our internet site. Rydex and its affiliates will not be liable for any losses resulting from a cause over which Rydex or its affiliates do not have direct control, including but not limited to the failure of electronic or mechanical equipment or communication lines, tele-

                                [GRAPHIC OMITTED]

70

phone or other interconnect problems (E.G., if you are unable to access your online service provider), input errors on the internet, severe weather, facilities emergencies, earthquakes, floods and strikes or other labor problems. If you are not able to reach Rydex by your regular medium, consider sending written instructions.

STATEMENTS & CONFIRMATIONS

You will receive statements and trade confirmations of your investment transactions. You may elect to suppress trade confirmations by requesting this option in writing or via the internet. You may choose to receive your confirmations and/or statements either by mail or electronically.


eDELIVERY SERVICES

eDelivery offers shareholders the convenience of receiving most communications (such as trade confirmations, statements, prospectuses and shareholder reports, etc.) from the Funds through the web via email notification. For more information on eDelivery, please visit the Rydex web site at www.rydexinvestments.com. The Funds reserve the right to discontinue your eDelivery service if two (2) or more e-mail notices are returned as undeliverable.

RYDEX EXPRESS LINE - 1(800) 717-7776

You may access information about the Rydex Funds and your Rydex account anytime with the Rydex Express Line. This automated line gives you telephone access to Rydex Fund information including NAVs, daily factors, fund assets and distributions as well as balance and history information on your Rydex account.

SERVICE AND OTHER FEES

Rydex may charge the following administrative fees on accounts held directly through the Rydex transfer agent for services associated with the following:

      o     $15 for wire transfers of redemption proceeds under $5,000

      o     $50 on purchase checks returned for insufficient funds

      o $25 to stop payment of a redemption check within 10 Business Days of the settlement date

      o $15 for standard overnight packages (fee may be higher for special delivery options)

      o     $25 for bounced draft checks or ACH transactions

      o     $15 per year for low balance accounts

      o The Funds reserve the right, upon notice, to charge you a fee to cover the costs of special requests for information that require extensive research or employee resources. Such requests could include a request for historical account transcripts or the retrieval of a significant number of documents.

                                [GRAPHIC OMITTED]

                                                                   PROSPECTUS 71

Rydex reserves the right to change any of these fees or add additional service fees at any time.


RETIREMENT ACCOUNT FEES

Certain retirement plans such as IRA, SEP, Roth IRA and 403(b) accounts are charged an annual $15 maintenance fee. Upon liquidating your retirement account, a $15 account-closing fee (and any unpaid annual maintenance fee) will be deducted from the proceeds of your redemption. You may pay the annual maintenance fee at any time during the calendar year by sending Rydex a check. If the annual maintenance fee is not paid separately prior to December, it will be deducted from your account.


ACCOUNT FEE WAIVERS

Certain fees may be waived for accounts with balances equal to or greater than $250,000 at the time the fee is charged. The fees that may be waived are the Annual maintenance fee and account-closing fee for retirement accounts and the fee for wires less than $5,000.


FREQUENT PURCHASES AND REDEMPTIONS OF FUND SHARES

Because the Funds are designed and operated to accommodate frequent trading by shareholders and, unlike most mutual funds, offer unlimited exchange privileges with no minimum holding periods or transaction fees, the Funds' Board of Trustees has not adopted policies and procedures designed to prevent market timing or to monitor for frequent purchases and redemptions of Fund shares. A significant portion of the assets of the Funds come from investors who take part in certain strategic and tactical asset allocation programs. The Funds anticipate that investors who take part in these programs may frequently redeem or exchange shares of the Funds, which may cause the Funds to experience high portfolio turnover. Higher portfolio turnover may result in the Funds paying higher levels of transaction costs and generating greater tax liabilities for shareholders. In addition, large movements of assets into and out of the Funds may negatively impact a Fund's ability to achieve its investment objective.

RIGHTS RESERVED BY THE FUNDS

The Funds reserve the right to close your account in cases of suspected fraudulent or illegal activity in accordance with applicable law. This action may be taken when, in the sole discretion of Fund management, it is deemed to be in the best interests of the Funds or in cases where the Funds are requested or compelled to do so by applicable law. If your account is closed at the request of governmental or law enforcement authority or pursuant to applicable law, you may not receive proceeds of the redemption if the Funds are required to withhold such proceeds.

                                [GRAPHIC OMITTED]

72

DISTRIBUTION AND SHAREHOLDER SERVICES
--------------------------------------------------------------------------------

The Funds have adopted a Distribution and Shareholder Services Plan with respect to Advisor Class Shares that allows the Funds to pay distribution and services fees to Rydex Distributors, Inc. (the "Distributor") and other firms that provide distribution or shareholder services ("Service Providers"). If a Service Provider provides distribution services, the Funds will pay distribution fees to the Distributor at an annual rate not to exceed 0.25% of average daily net assets, pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended. If a Service Provider provides shareholder services, the Funds will pay service fees to the Distributor at an annual rate not to exceed 0.25% of the average daily net assets of a Fund. The Distributor will, in turn, pay the Service Provider for the services it provides. Because these Funds pay these fees out of assets on an ongoing basis, over time these fees may cost you more than other types of sales charges.

COMPENSATION TO DEALERS

The Advisor, at its expense, may provide compensation to financial intermediaries for the sale of Fund shares. These payments may be made, at the discretion of the Advisor, to certain dealers who have sold shares of the Rydex Funds. The level of payments made to dealers will generally vary, but may be significant. These payments may provide an incentive for dealers to sell shares of the Rydex Funds and promote the retention of their customer's assets in the Funds. Any payments described above will not change the price paid by investors for the purchase of the applicable Rydex Fund's shares or the amount that any particular Rydex Fund will receive as proceeds from such sales. The Advisor determines the extent of such payments in its sole discretion in response to requests from dealer firms, based on factors it deems relevant, such as the dealer's sales, assets, share class utilized and the quality of the dealer's relationship with the Advisor. The Advisor periodically determines the advisability of continuing these payments. The Advisor may also pay expenses associated with meetings that facilitate educating financial advisers and shareholders about the Rydex Funds that are conducted by dealers.

DIVIDENDS AND DISTRIBUTIONS
--------------------------------------------------------------------------------

TIMING OF PAYMENTS

Income dividends, if any, are paid at least annually by each of the Funds, except the U.S. Government Money Market Fund, which declares dividends daily and pays them monthly or upon redemption. If you own Fund shares on a Fund's record date, you will be entitled to receive the dividend. The Funds may declare and pay dividends on the same date. The Funds make distributions of capital gains, if any, at least annually. The Funds, however, may declare a special capital

                                [GRAPHIC OMITTED]

                                                                   PROSPECTUS 73

gains distribution if the Board of Trustees believes that such a distribution would be in the best interests of the shareholders of a Fund.

DIVIDEND PAYMENT OPTIONS

Dividends and distributions will be paid in the form of additional Fund shares unless you have elected to receive payment in cash. If you did not elect to receive cash payments of dividends and distributions on your application, you must notify the Funds in writing to change your election prior to the date of the next distribution. Your election will become effective for dividends paid after the Funds receive your written notice. To cancel your election, simply send written notice to the Funds. Dividends and distributions with values of $10 or less may be automatically reinvested.

TAX INFORMATION
--------------------------------------------------------------------------------

The following is a summary of some important tax issues that affect the Funds and their shareholders. The summary is based on current tax laws, which may be changed by legislative, judicial or administrative action. You should not consider this summary to be a detailed explanation of the tax treatment of the Funds, or the tax consequences of an investment in the Funds. MORE INFORMATION ABOUT TAXES IS LOCATED IN THE SAI. YOU ARE URGED TO CONSULT YOUR TAX ADVISER REGARDING SPECIFIC QUESTIONS AS TO FEDERAL, STATE AND LOCAL INCOME TAXES.

TAX STATUS OF EACH FUND

Each Fund is treated as a separate entity for federal tax purposes, and intends to qualify for the special tax treatment afforded to regulated investment companies. As long as a Fund qualifies as a regulated investment company, it pays no federal income tax on the earnings it distributes to shareholders.


TAX STATUS OF DISTRIBUTIONS

      o Each Fund will, at least annually, distribute substantially all of its net investment income and net capital gains income.

      o The income dividends and short-term capital gains distributions you receive from the Funds will be taxed as either ordinary income or qualified dividend income. Dividends that are qualified dividend income are eligible for the reduced maximum rate to individuals of 15% (5% for individuals in lower tax brackets) to the extent that the Fund receives qualified dividend income. The U.S. Government Money Market Fund expects to make primarily distributions that will not be treated as qualified dividend income.

      o Any long-term capital gains distributions you receive from a Fund are taxable as long-term capital gains regardless of how long you have owned

                                [GRAPHIC OMITTED]

74

            your shares. Long-term capital gains are currently taxed at a maximum rate of 15%.

      o Absent further legislation, the maximum 15% tax rate on qualified dividend income and long-term capital gains will cease to apply to taxable years beginning after December 31, 2010.

      o Dividends and distributions are generally taxable to you whether you receive them in cash or in additional shares.

      o Corporate shareholders may be entitled to a dividends-received deduction for the portion of dividends they receive that are attributable to dividends received by a Fund from U.S. corporations, subject to certain limitations.

      o Long-term capital gains distributions will result from gains on the sale or exchange of capital assets held by a Fund for more than one year.

      o Distributions paid in January but declared by a Fund in October, November or December of the previous year may be taxable to you in the previous year.

      o A Fund will inform you of the amount of your ordinary income dividends, qualified dividend income, and long-term capital gain distributions shortly after the close of each calendar year.

      o If you hold your shares in a tax-qualified retirement account, you generally will not be subject to federal taxation on Fund distributions until you begin receiving distributions from your retirement account. You should consult your tax adviser regarding the tax rules that apply to your retirement account.


TAX STATUS OF SHARE TRANSACTIONS

EACH SALE, EXCHANGE, OR REDEMPTION OF FUND SHARES MAY BE A TAXABLE EVENT TO YOU. For tax purposes, an exchange of Fund shares for shares of a different Rydex Fund is treated the same as a sale. You should consider the tax consequences of any redemption or exchange before making such a request, especially with respect to redemptions if you invest in the Funds through a tax-qualified retirement plan.

STATE TAX CONSIDERATIONS

A Fund is not liable for any income or franchise tax in Delaware as long as it qualifies as a regulated investment company for federal income tax purposes. In addition to federal taxes, distributions by the Funds and ownership of Fund shares may be subject to state and local taxes. You should consult your tax adviser regarding how state and local tax laws affect your investment in Fund shares.

                                [GRAPHIC OMITTED]

                                                                   PROSPECTUS 75

MANAGEMENT OF THE FUNDS
--------------------------------------------------------------------------------


INVESTMENT ADVISOR

Rydex Investments is located at 9601 Blackwell Road, Suite 500, Rockville, Maryland 20850, and serves as investment adviser of the Funds. The Advisor has served as the investment adviser of the Rydex Funds since each Rydex Fund's inception, and also serves as sub-adviser to several other mutual funds.

The Advisor makes investment decisions for the assets of the Funds and continuously reviews, supervises, and administers each Fund's investment program. The Board of Trustees of the Trust supervises the Advisor and establishes policies that the Advisor must follow in its day-to-day management activities. Pursuant to an investment advisory agreement between the Trust and the Advisor, the Funds paid the Advisor a fee for the fiscal year ended March 31, 2007 at an annualized rate based on the average daily net assets of each Fund, as set forth below:

                                                                        ADVISORY
FUND                                                                       FEE
--------------------------------------------------------------------------------
BANKING .........................................................         0.85%

BASIC MATERIALS .................................................         0.85%

BIOTECHNOLOGY ...................................................         0.85%

CONSUMER PRODUCTS ...............................................         0.85%

ELECTRONICS .....................................................         0.85%

ENERGY ..........................................................         0.85%

ENERGY SERVICES .................................................         0.85%

FINANCIAL SERVICES ..............................................         0.85%

HEALTH CARE .....................................................         0.85%

INTERNET ........................................................         0.85%

LEISURE .........................................................         0.85%

PRECIOUS METALS .................................................         0.75%

RETAILING .......................................................         0.85%

TECHNOLOGY ......................................................         0.85%

TELECOMMUNICATIONS ..............................................         0.85%

TRANSPORTATION ..................................................         0.85%

UTILITIES .......................................................         0.85%

U.S. GOVERNMENT MONEY MARKET ....................................         0.50%

The Advisor bears all of its own costs associated with providing these advisory services and the expenses of the members of the Board of Trustees who are affiliated with the Advisor. The Advisor may make payments from its own

                                [GRAPHIC OMITTED]

76

resources to broker-dealers and other financial institutions in connection with the sale of Fund shares.

A discussion regarding the basis for the Board's August 2006 approval of the Funds' investment advisory agreement is available in the Funds' September 30, 2006 Semi-Annual Report to Shareholders, which covers the period April 1, 2006 to September 30, 2006. A discussion regarding the basis for the Board's August 2007 approval of the Funds' investment advisory agreement will be available in the Funds' September 30, 2007 Semi-Annual Report to Shareholders, which covers the period April 1, 2007 to September 30, 2007.


PORTFOLIO MANAGEMENT


Mike Byrum, President and Chief Investment Officer ("CIO") of Rydex Investments, leads the Portfolio Department. Mr. Byrum's senior management team, called the Investment Leadership Team ("ILT"), consists of five investment professionals that are responsible for overseeing different functions within the Portfolio Department. Those members include Michael Dellapa as the Director of Research, Douglas Holmes as the Strategic Advisor, James King as the Director of Portfolio Management, David Reilly as the head of Portfolio Strategies, and Stephen Sachs as the Director of Trading. The role of the ILT is to set the overall policies of the Portfolio Department with respect to investment strategies and business development. The remainder of the Portfolio Department reports to the members of the ILT, and consists of a team of approximately 16 investment professionals that focus on research, trading, and implementing the portfolios.

On a day-to-day basis the following three individuals are jointly and primarily responsible for the management of the Funds.

MICHAEL P. BYRUM, CFA, President and CIO of Rydex Investments - As the CIO, Mr. Byrum has ultimate responsibility of the management of the Funds. He has been associated with Rydex Investments since the Advisor was founded in 1993. Mr. Byrum was named the President of Rydex Investments in 2004 and has served as Chief Investment Officer of Rydex Investments since 2000. During this time, he has played a key role in the development of the firm's investment strategies and product offerings. As Senior Portfolio Manager, Mr. Byrum was instrumental in the launch of the OTC, Precious Metals, Government Long Bond 1.2x Strategy, Inverse Government Long Bond Strategy, Inverse S&P 500 Strategy and Inverse OTC Strategy Funds, and helped to create the Sector Funds, all of which are offered in a separate prospectus. He was named Vice President of Portfolio for Rydex Investments in 1998, and Executive Vice President in 2000. Prior to joining Rydex Investments, Mr. Byrum worked for Money Management Associates, the investment adviser for Rushmore Funds, Inc. He holds a degree in finance from Miami University of

                                [GRAPHIC OMITTED]

                                                                   PROSPECTUS 77

Ohio and is a member of the CFA Institute and the Washington Society of Investment Analysts. Mr. Byrum has co-managed each Fund since its inception.

JAMES R. KING, CFA, Director of Portfolio Management - Mr. King is responsible for a team of portfolio managers who manage all of the Rydex Funds. He joined Rydex Investments in 1996 and was promoted to assistant portfolio manager in 1997. In 1998, he became a portfolio manager and was promoted in 2001 to senior portfolio manager and currently serves as director of portfolio management. Prior to joining Rydex Investments, Mr. King worked as a registered representative at DMG Securities. He holds a degree in finance from the University of Maryland. Mr. King has co-managed each Fund since its inception, except for the Precious Metals Fund, which he has co-managed since he was promoted to assistant portfolio manager in 1997.

MICHAEL J. DELLAPA, CFA, Director of Investment Research - Mr. Dellapa joined Rydex Investments in 2000 as a Research Analyst and was promoted to portfolio manager in 2003. During his tenure as a portfolio manager, he had direct oversight for the Russell 2000(R) 1.5x Strategy, Healthcare, Biotechnology, and Consumer Products Funds, all of which are offered in a separate prospectus. In 2005, Mr. Dellapa became Director of Investment Research. Since joining Rydex Investments, Mr. Dellapa has played a key role in developing research processes and systems to enhance current funds and develop new investment products. Prior to joining Rydex Investments, he worked as an equity analyst for Invista Capital and systems analyst for Accenture. He holds an engineering degree from the University of Maryland and MBA from the University of Chicago. Previously, he was owner/consultant of Dellapa Consulting Inc. as well as a senior consultant and an analyst at Andersen Consulting. Mr. Dellapa has co-managed each Fund since September 2005.

Mr. Dellapa oversees the research and creation of the processes used to select investments. Mr. King oversees the day-to-day details of the portfolio management of all of the Rydex Funds. Mr. Byrum generally oversees all aspects of the management of all the Rydex Funds and reviews the activities of Messrs. King and Dellapa, as well as other aspects of the investment management portfolio department.

Additional information about the portfolio managers' compensation, other accounts managed by the portfolio managers, and the portfolio managers' ownership of securities in the Funds is available in the SAI.

                                [GRAPHIC OMITTED]

78


FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

The financial highlights tables are intended to help you understand the Funds' financial performance for the past 5 years (or, if shorter, the period of operations of the Funds' Advisor Class Shares). Certain information reflects financial results for a single share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in a Fund (assuming reinvestment of all dividends and distributions). The information provided

                                                    NET REALIZED     NET INCREASE
                       NET ASSET        NET             AND           (DECREASE)      DISTRIBUTIONS   DISTRIBUTIONS
                        VALUE,       INVESTMENT      UNREALIZED      IN NET ASSET       FROM NET         FROM NET
                       BEGINNING       INCOME      GAINS (LOSSES)   VALUE RESULTING    INVESTMENT        REALIZED
YEAR ENDED             OF PERIOD      (LOSS)+      ON INVESTMENTS   FROM OPERATIONS      INCOME           GAINS
-------------------------------------------------------------------------------------------------------------------
BANKING FUND ADVISOR CLASS
   MARCH 31, 2007       $10.30        $  .11           $  .06            $  .17          $ (.08)         $   --
   March 31, 2006         9.72           .12              .62               .74            (.16)             --
   March 31, 2005         9.85           .06              .07               .13            (.26)             --
   March 31, 2004         7.06           .09             2.78              2.87            (.08)             --
   March 31, 2003         8.41           .07            (1.21)            (1.14)           (.21)             --

BASIC MATERIALS FUND ADVISOR CLASS
   MARCH 31, 2007        34.03           .26             6.62              6.88            (.30)             --
   March 31, 2006        29.78           .16             4.28              4.44            (.19)             --
   March 31, 2005        24.85           .01             4.92              4.93              --              --
   March 31, 2004        16.89           .02             8.07              8.09            (.13)             --
   March 31, 2003++      23.91          (.06)           (6.93)            (6.99)           (.03)             --

BIOTECHNOLOGY FUND ADVISOR CLASS
   MARCH 31, 2007        22.44          (.37)           (1.87)            (2.24)             --              --
   March 31, 2006        16.91          (.36)            5.89              5.53              --              --
   March 31, 2005        19.86          (.32)           (2.63)            (2.95)             --              --
   March 31, 2004        13.35          (.32)            6.83              6.51              --              --
   March 31, 2003        20.36          (.25)           (6.76)            (7.01)             --              --

CONSUMER PRODUCTS FUND ADVISOR CLASS
   MARCH 31, 2007        29.96           .20             4.58              4.78            (.06)             --
   March 31, 2006        29.66           .03              .69               .72            (.42)             --
   March 31, 2005        27.99           .05             1.63              1.68            (.01)             --
   March 31, 2004        20.46          (.04)            7.62              7.58            (.05)             --
   March 31, 2003++      24.69          (.03)           (4.08)            (4.11)           (.12)             --

ELECTRONICS FUND ADVISOR CLASS
   MARCH 31, 2007        12.98          (.15)            (.95)            (1.10)             --              --
   March 31, 2006         9.95          (.16)            3.19              3.03              --              --
   March 31, 2005        13.02          (.14)           (2.93)            (3.07)             --              --
   March 31, 2004         7.87          (.21)            5.36              5.15              --              --
   March 31, 2003        16.62          (.16)           (8.59)            (8.75)             --              --

ENERGY FUND ADVISOR CLASS
   MARCH 31, 2007        20.96          (.12)            1.86              1.74              --            (.41)
   March 31, 2006        16.65          (.07)            4.86              4.79            (.03)           (.45)
   March 31, 2005        11.68          (.02)            5.00              4.98            (.01)             --
   March 31, 2004         8.63          (.03)            3.11              3.08            (.03)             --
   March 31, 2003        11.09            --            (2.45)            (2.45)           (.01)             --

+     CALCULATED USING THE AVERAGE DAILY SHARES OUTSTANDING FOR THE YEAR.

++ PER SHARE AMOUNTS FOR THE YEAR ENDED MARCH 31, 2003 HAVE BEEN RESTATED TO REFLECT A 1:3 REVERSE STOCK SPLIT EFFECTIVE APRIL 21, 2003.

                                [GRAPHIC OMITTED]

                                                                   PROSPECTUS 79

below for the period ending March 31, 2007 has been audited by Ernst & Young LLP, whose report, along with the financial statements and related notes, appear in the Funds' 2007 Annual Report. The information for each of the periods through March 31, 2006 was audited by a predecessor independent registered public accounting firm. The 2007 Annual Report is available by telephoning the transfer agent at 800.820.0888 or 301.296.5100. The 2007 Annual Report is incorporated by reference in the SAI.

                                                                                   RATIOS TO
                                                                               AVERAGE NET ASSETS:
                                                                         -----------------------------
                                        NET
                                      INCREASE    NET ASSET                                     NET                  NET ASSETS,
                                     (DECREASE)     VALUE,      TOTAL                        INVESTMENT  PORTFOLIO     END OF
                         TOTAL      IN NET ASSET    END OF   INVESTMENT   TOTAL       NET      INCOME    TURNOVER   PERIOD (000'S
YEAR ENDED           DISTRIBUTIONS     VALUE        PERIOD     RETURN    EXPENSES  EXPENSES    (LOSS)      RATE       OMITTED)
---------------------------------------------------------------------------------------------------------------------------------
BANKING FUND ADVISOR CLASS
   MARCH 31, 2007       $ (.08)       $  .09        $10.39      1.58%     1.88%      1.88%     1.08%         954%     $ 1,836
   March 31, 2006         (.16)          .58         10.30      7.66%     1.84%      1.84%     1.20%       1,834%       1,537
   March 31, 2005         (.26)         (.13)         9.72      1.17%     1.86%      1.86%     0.60%       1,692%       2,955
   March 31, 2004         (.08)         2.79          9.85     40.67%     1.86%      1.86%     1.04%       1,435%       3,712
   March 31, 2003         (.21)        (1.35)         7.06    (13.73)%    1.89%      1.89%     0.91%       1,495%         390

BASIC MATERIALS FUND ADVISOR CLASS
   MARCH 31, 2007         (.30)         6.58         40.61     20.30%     1.87%      1.87%     0.72%         442%      15,974
   March 31, 2006         (.19)         4.25         34.03     14.98%     1.85%      1.85%     0.55%         826%       7,619
   March 31, 2005           --          4.93         29.78     19.84%     1.82%      1.82%     0.03%         891%      12,987
   March 31, 2004         (.13)         7.96         24.85     47.99%     1.87%      1.87%     0.09%       1,669%      13,483
   March 31, 2003++       (.03)        (7.02)        16.89    (29.24)%    1.89%      1.89%    (0.23)%      1,943%       2,419

BIOTECHNOLOGY FUND ADVISOR CLASS
   MARCH 31, 2007           --         (2.24)        20.20     (9.98)%    1.87%      1.87%    (1.75)%        269%       5,295
   March 31, 2006           --          5.53         22.44     32.70%     1.86%      1.86%    (1.76)%        338%      26,240
   March 31, 2005           --         (2.95)        16.91    (14.85)%    1.83%      1.83%    (1.75)%        585%      10,231
   March 31, 2004           --          6.51         19.86     48.76%     1.84%      1.84%    (1.79)%        548%      12,708
   March 31, 2003           --         (7.01)        13.35    (34.43)%    1.88%      1.88%    (1.82)%        477%      24,280

CONSUMER PRODUCTS FUND ADVISOR CLASS
   MARCH 31, 2007         (.06)         4.72         34.68     15.97%     1.86%      1.86%     0.64%         455%       5,754
   March 31, 2006         (.42)          .30         29.96      2.44%     1.82%      1.82%     0.08%         813%       6,487
   March 31, 2005         (.01)         1.67         29.66      6.02%     1.82%      1.82%     0.19%         907%      26,851
   March 31, 2004         (.05)         7.53         27.99     37.10%     1.86%      1.86%    (0.18)%        914%      13,357
   March 31, 2003++       (.12)        (4.23)        20.46    (16.64)%    1.89%      1.89%    (0.09)%      1,205%       3,120

ELECTRONICS FUND ADVISOR CLASS
   MARCH 31, 2007           --         (1.10)        11.88     (8.47)%    1.87%      1.87%    (1.20)%        759%       1,511
   March 31, 2006           --          3.03         12.98     30.45%     1.84%      1.84%    (1.39)%        911%      14,089
   March 31, 2005           --         (3.07)         9.95    (23.58)%    1.83%      1.83%    (1.32)%      1,106%      12,613
   March 31, 2004           --          5.15         13.02     65.44%     1.85%      1.85%    (1.70)%      1,359%       3,341
   March 31, 2003           --         (8.75)         7.87    (52.65)%    1.87%      1.87%    (1.72)%      2,413%       7,389

ENERGY FUND ADVISOR CLASS
   MARCH 31, 2007         (.41)         1.33         22.29      8.31%     1.86%      1.86%    (0.54)%        283%      14,613
   March 31, 2006         (.48)         4.31         20.96     28.93%     1.85%      1.84%    (0.38)%        415%      18,162
   March 31, 2005         (.01)         4.97         16.65     42.60%     1.82%      1.82%    (0.11)%        546%      25,000
   March 31, 2004         (.03)         3.05         11.68     35.79%     1.92%      1.92%    (0.25)%        913%       4,895
   March 31, 2003         (.01)        (2.46)         8.63    (22.13)%    1.88%      1.88%    (0.03)%      1,362%       7,039

                                [GRAPHIC OMITTED]

80

FINANCIAL HIGHLIGHTS (CONTINUED)
--------------------------------------------------------------------------------

                                              NET REALIZED    NET INCREASE
                     NET ASSET      NET           AND          (DECREASE)     DISTRIBUTIONS  DISTRIBUTIONS
                       VALUE,    INVESTMENT    UNREALIZED     IN NET ASSET      FROM NET       FROM NET
                     BEGINNING     INCOME    GAINS (LOSSES)  VALUE RESULTING   INVESTMENT      REALIZED         TOTAL
YEAR ENDED           OF PERIOD    (LOSS)+    ON INVESTMENTS  FROM OPERATIONS     INCOME          GAINS      DISTRIBUTIONS
-------------------------------------------------------------------------------------------------------------------------
ENERGY SERVICES FUND ADVISOR CLASS
   MARCH 31, 2007     $43.46      $ (.58)        $ 2.70          $ 2.12          $   --         $   --         $   --
   March 31, 2006      29.21        (.47)         14.72           14.25              --             --
   March 31, 2005      21.18        (.33)          8.36            8.03              --             --             --
   March 31, 2004      17.01        (.27)          4.44            4.17              --             --             --
   March 31, 2003++    22.08        (.24)         (4.83)          (5.07)             --             --             --

FINANCIAL SERVICES FUND ADVISOR CLASS
   MARCH 31, 2007      12.88         .07            .87             .94            (.06)            --           (.06)
   March 31, 2006      11.13         .10           1.77            1.87            (.12)            --           (.12)
   March 31, 2005      10.89         .05            .27             .32            (.08)            --           (.08)
   March 31, 2004       7.57         .04           3.32            3.36            (.04)            --           (.04)
   March 31, 2003      10.08         .03          (2.52)          (2.49)           (.02)            --           (.02)

HEALTH CARE FUND ADVISOR CLASS
   MARCH 31, 2007      13.94        (.05)           .70             .65              --             --             --
   March 31, 2006      12.25        (.12)          1.81            1.69              --             --             --
   March 31, 2005      12.11        (.10)           .24             .14              --             --             --
   March 31, 2004       8.97        (.12)          3.26            3.14              --             --             --
   March 31, 2003      11.11        (.06)         (2.08)          (2.14)             --             --             --

INTERNET FUND ADVISOR CLASS
   MARCH 31, 2007      38.94        (.63)          1.30             .67              --             --             --
   March 31, 2006      31.41        (.55)          8.08            7.53              --             --             --
   March 31, 2005      34.85        (.60)         (2.84)          (3.44)             --             --             --
   March 31, 2004      20.05        (.54)         15.34           14.80              --             --             --
   March 31, 2003      30.18        (.40)         (9.73)         (10.13)             --             --             --

LEISURE FUND ADVISOR CLASS
   MARCH 31, 2007      31.15        (.10)          3.09            2.99              --             --             --
   March 31, 2006      29.34        (.32)          2.13            1.81              --             --             --
   March 31, 2005      26.74        (.30)          2.90            2.60              --             --             --
   March 31, 2004      17.37        (.23)          9.60            9.37              --             --             --
   March 31, 2003++    23.34        (.39)         (5.58)          (5.97)             --             --             --

PRECIOUS METALS FUND ADVISOR CLASS
   MARCH 31, 2007      53.83        (.27)          1.68            1.41              --             --             --
   March 31, 2006      35.37        (.28)         18.74           18.46              --             --             --
   March 31, 2005      44.17        (.03)         (8.77)          (8.80)             --             --             --
   March 31, 2004*     31.68        (.18)         12.68           12.50            (.01)            --           (.01)

 * SINCE THE COMMENCEMENT OF OPERATIONS: AUGUST 1, 2003 -- PRECIOUS METALS FUND ADVISOR CLASS.

**    ANNUALIZED

 +    CALCULATED USING THE AVERAGE DAILY SHARES OUTSTANDING FOR THE YEAR.

                                [GRAPHIC OMITTED]

                                                                   PROSPECTUS 81

                                                                     RATIOS TO
                                                                 AVERAGE NET ASSETS:
                                                           ------------------------------
                     NET INCREASE   NET ASSET                                      NET                 NET ASSETS,
                     (DECREASE) IN    VALUE,      TOTAL                        INVESTMENT  PORTFOLIO     END OF
                       NET ASSET      END OF   INVESTMENT    TOTAL     NET       INCOME    TURNOVER   PERIOD (000'S
YEAR ENDED               VALUE        PERIOD    RETURN+++  EXPENSES  EXPENSES    (LOSS)      RATE       OMITTED)
-------------------------------------------------------------------------------------------------------------------
ENERGY SERVICES FUND ADVISOR CLASS
   MARCH 31, 2007       $  2.12      $ 45.58      4.88%     1.86%     1.86%     (1.35)%       196%      $18,237
   March 31, 2006         14.25        43.46     48.78%     1.85%     1.85%     (1.33)%       324%       44,033
   March 31, 2005          8.03        29.21     37.91%     1.82%     1.82%     (1.37)%       501%       24,647
   March 31, 2004          4.17        21.18     24.51%     1.87%     1.87%     (1.39)%     1,009%       25,302
   March 31, 2003++       (5.07)       17.01    (22.96)%    1.88%     1.88%     (1.26)%       971%        1,961

FINANCIAL SERVICES FUND ADVISOR CLASS
   MARCH 31, 2007           .88        13.76      7.32%     1.84%     1.84%      0.54%        534%       16,786
   March 31, 2006          1.75        12.88     16.85%     1.85%     1.83%      0.82%        821%        6,801
   March 31, 2005           .24        11.13      2.88%     1.83%     1.83%      0.43%      1,005%       27,181
   March 31, 2004          3.32        10.89     44.45%     1.86%     1.86%      0.39%      1,200%       40,885
   March 31, 2003         (2.51)        7.57    (24.74)%    1.88%     1.88%      0.35%      2,336%       15,074

HEALTH CARE FUND ADVISOR CLASS
   MARCH 31, 2007           .65        14.59      4.66%     1.85%     1.85%     (0.37)%       545%       17,327
   March 31, 2006          1.69        13.94     13.80%     1.84%     1.84%     (0.89)%       568%       14,577
   March 31, 2005           .14        12.25      1.16%     1.84%     1.84%     (0.83)%       610%       16,511
   March 31, 2004          3.14        12.11     35.01%     1.85%     1.85%     (1.05)%     1,204%       27,102
   March 31, 2003         (2.14)        8.97    (19.26)%    1.88%     1.88%     (0.66)%     1,395%       23,127

INTERNET FUND ADVISOR CLASS
   MARCH 31, 2007           .67        39.61      1.72%     1.87%     1.87%     (1.60)%       864%          863
   March 31, 2006          7.53        38.94     23.97%     1.85%     1.85%     (1.58)%     1,371%        3,696
   March 31, 2005         (3.44)       31.41     (9.87)%    1.83%     1.83%     (1.72)%     1,947%          829
   March 31, 2004         14.80        34.85     73.82%     1.86%     1.86%     (1.81)%     1,340%       12,090
   March 31, 2003        (10.13)       20.05    (33.57)%    1.82%     1.82%     (1.79)%     2,052%          717

LEISURE FUND ADVISOR CLASS
   MARCH 31, 2007          2.99        34.14      9.60%     1.87%     1.87%     (0.32)%       675%        4,903
   March 31, 2006          1.81        31.15      6.17%     1.80%     1.80%     (1.10)%       734%        5,372
   March 31, 2005          2.60        29.34      9.72%     1.82%     1.82%     (1.10)%     1,046%       27,750
   March 31, 2004          9.37        26.74     53.94%     1.86%     1.86%     (1.06)%     1,870%       39,789
   March 31, 2003++       (5.97)       17.37    (25.58)%    1.90%     1.90%     (1.68)%     3,179%        3,592

PRECIOUS METALS FUND ADVISOR CLASS
   MARCH 31, 2007          1.41        55.24      2.62%     1.76%     1.76%     (0.51)%       259%        8,387
   March 31, 2006         18.46        53.83     52.19%     1.75%     1.75%     (0.70)%       277%       14,087
   March 31, 2005         (8.80)       35.37    (19.92)%    1.72%     1.72%     (0.09)%       358%        8,596
   March 31, 2004*        12.49        44.17     39.46%     1.72%**   1.72%**   (0.68)%**     550%        2,112

 ++ PER SHARE AMOUNTS FOR THE YEAR ENDED MARCH 31, 2003 HAVE BEEN RESTATED TO REFLECT A 1:3 REVERSE STOCK SPLIT EFFECTIVE APRIL 21, 2003.

+++   TOTAL INVESTMENT RETURN HAS NOT BEEN ANNUALIZED.

                                [GRAPHIC OMITTED]

82

FINANCIAL HIGHLIGHTS (CONTINUED)
--------------------------------------------------------------------------------

                                                NET REALIZED    NET INCREASE
                        NET ASSET     NET            AND         (DECREASE)     DISTRIBUTIONS  DISTRIBUTIONS
                          VALUE,   INVESTMENT    UNREALIZED     IN NET ASSET       FROM NET       FROM NET
                        BEGINNING    INCOME    GAINS (LOSSES)  VALUE RESULTING    INVESTMENT      REALIZED       TOTAL
YEAR ENDED              OF PERIOD   (LOSS)+    ON INVESTMENTS  FROM OPERATIONS      INCOME          GAINS     DISTRIBUTIONS
---------------------------------------------------------------------------------------------------------------------------
RETAILING FUND ADVISOR CLASS
   MARCH 31, 2007         $13.07    $ (.10)       $ 1.00            $  .90          $   --         $   --        $   --
   March 31, 2006          11.99      (.15)         1.23              1.08              --             --            --
   March 31, 2005          11.49      (.12)          .62               .50              --             --            --
   March 31, 2004           7.85      (.13)         3.77              3.64              --             --            --
   March 31, 2003          10.94      (.12)        (2.97)            (3.09)             --             --            --

TECHNOLOGY FUND ADVISOR CLASS
   MARCH 31, 2007          11.94      (.16)          .27               .11              --             --            --
   March 31, 2006          10.06      (.14)         2.05              1.91            (.03)            --          (.03)
   March 31, 2005          11.13       .02         (1.09)            (1.07)             --             --            --
   March 31, 2004           6.97      (.16)         4.32              4.16              --             --            --
   March 31, 2003          10.77      (.12)        (3.68)            (3.80)             --             --            --

TELECOMMUNICATIONS FUND ADVISOR CLASS
   MARCH 31, 2007          17.10        04          1.21              1.25            (.11)            --          (.11)
   March 31, 2006          13.88       .12          3.50              3.62            (.40)            --          (.40)
   March 31, 2005          15.07       .03         (1.22)            (1.19)             --             --            --
   March 31, 2004           9.81      (.08)         5.39              5.31            (.05)            --          (.05)
   March 31, 2003++        14.76      (.09)        (4.86)            (4.95)             --             --            --

TRANSPORTATION FUND ADVISOR CLASS
   MARCH 31, 2007          26.75      (.26)          .93               .67              --             --            --
   March 31, 2006          21.31      (.19)         5.63              5.44              --             --            --
   March 31, 2005          18.02      (.21)         3.50              3.29              --             --            --
   March 31, 2004          14.40      (.12)         3.74              3.62              --             --            --
   March 31, 2003++        19.98      (.15)        (5.43)            (5.58)             --             --            --

UTILITIES FUND ADVISOR CLASS
   MARCH 31, 2007          24.08       .37          6.56              6.93            (.36)            --          (.36)
   March 31, 2006          22.96       .36          1.20              1.56            (.44)            --          (.44)
   March 31, 2005          20.10       .42          2.74              3.16            (.30)            --          (.30)
   March 31, 2004          16.11       .30          4.66              4.96            (.97)            --          (.97)
   March 31, 2003++        25.23       .33         (8.91)            (8.58)           (.54)            --          (.54)

U.S. GOVERNMENT MONEY MARKET FUND ADVISOR CLASS
   MARCH 31, 2007           1.00       .04            --               .04            (.04)            --          (.04)
   March 31, 2006           1.00       .02            --               .02            (.02)            --          (.02)
   March 31, 2005           1.00        --SS.         --                --SS.          (--)SS.         --           (--)SS.
   March 31, 2004           1.00        --SS.         --                --SS.          (--)SS.         --           (--)SS.
   March 31, 2003           1.00        --SS.         --                --SS.          (--)SS.         --           (--)SS.

 +    CALCULATED USING THE AVERAGE DAILY SHARES OUTSTANDING FOR THE YEAR.

++ PER SHARE AMOUNTS FOR THE YEAR ENDED MARCH 31, 2003 HAVE BEEN RESTATED TO REFLECT A 1:3 REVERSE STOCK SPLIT EFFECTIVE APRIL 21, 2003.

                                [GRAPHIC OMITTED]

                                                                   PROSPECTUS 83

                                                                       RATIOS TO
                                                                  AVERAGE NET ASSETS:
                                                            ------------------------------
                      NET INCREASE   NET ASSET                                      NET                 NET ASSETS,
                     (DECREASE) IN    VALUE,      TOTAL                         INVESTMENT  PORTFOLIO     END OF
                       NET ASSET      END OF    INVESTMENT   TOTAL       NET      INCOME     TURNOVER  PERIOD (000'S
YEAR ENDED               VALUE        PERIOD      RETURN    EXPENSES  EXPENSES    (LOSS)       RATE      OMITTED)
--------------------------------------------------------------------------------------------------------------------
RETAILING FUND ADVISOR CLASS
   MARCH 31, 2007      $    .90      $  13.97      6.89%      1.86%     1.86%     (0.73)%       952%     $  2,791
   March 31, 2006          1.08         13.07      9.01%      1.82%     1.82%     (1.18)%     1,163%        3,385
   March 31, 2005           .50         11.99      4.35%      1.83%     1.83%     (1.09)%     1,505%        6,445
   March 31, 2004          3.64         11.49     46.37%      1.85%     1.85%     (1.25)%     1,825%       15,863
   March 31, 2003         (3.09)         7.85    (28.24)%     1.88%     1.88%     (1.35)%     3,788%       14,965

TECHNOLOGY FUND ADVISOR CLASS
   MARCH 31, 2007           .11         12.05      0.92%      1.86%     1.86%     (1.41)%       684%        4,807
   March 31, 2006          1.88         11.94     19.02%      1.84%     1.84%     (1.32)%       666%       12,737
   March 31, 2005         (1.07)        10.06     (9.61)%     1.83%     1.83%      0.21%      1,304%       10,693
   March 31, 2004          4.16         11.13     59.68%      1.86%     1.86%     (1.58)%     1,853%       17,972
   March 31, 2003         (3.80)         6.97    (35.28)%     1.88%     1.88%     (1.62)%     1,938%       16,717

TELECOMMUNICATIONS FUND ADVISOR CLASS
   MARCH 31, 2007          1.14         18.24      7.35%      1.83%     1.83%      0.22%        430%        6,584
   March 31, 2006          3.22         17.10     26.46%      1.82%     1.82%      0.81%        820%        8,487
   March 31, 2005         (1.19)        13.88     (7.90)%     1.86%     1.86%      0.19%      1,142%        1,922
   March 31, 2004          5.26         15.07     54.20%      1.87%     1.87%     (0.58)%     1,506%        7,376
   March 31, 2003++       (4.95)         9.81    (33.54)%     1.86%     1.86%     (0.68)%     2,431%          898

TRANSPORTATION FUND ADVISOR CLASS
   MARCH 31, 2007           .67         27.42      2.50%      1.86%     1.86%     (0.97)%       686%        3,556
   March 31, 2006          5.44         26.75     25.53%      1.86%     1.86%     (0.81)%       669%        8,478
   March 31, 2005          3.29         21.31     18.26%      1.82%     1.82%     (1.05)%       929%        5,748
   March 31, 2004          3.62         18.02     25.14%      1.83%     1.83%     (0.73)%     1,624%        4,284
   March 31, 2003++       (5.58)        14.40    (27.93)%     1.92%     1.92%     (0.94)%     2,786%        3,561

UTILITIES FUND ADVISOR CLASS
   MARCH 31, 2007          6.57         30.65     28.90%      1.86%     1.86%      1.38%        557%       11,929
   March 31, 2006          1.12         24.08      6.76%      1.83%     1.83%      1.46%        728%        1,427
   March 31, 2005          2.86         22.96     15.78%      1.83%     1.83%      1.95%      1,124%        8,045
   March 31, 2004          3.99         20.10     31.39%      1.84%     1.84%      1.91%      1,609%        1,072
   March 31, 2003++       (9.12)        16.11    (34.07)%     1.89%     1.89%      1.74%      3,158%        2,239

U.S. GOVERNMENT MONEY MARKET FUND ADVISOR CLASS
   MARCH 31, 2007            --          1.00      3.75%      1.42%     1.42%      3.70%         --       204,068
   March 31, 2006            --          1.00      2.28%      1.39%     1.39%      2.21%         --       151,828
   March 31, 2005            --          1.00      0.43%      1.38%     1.25%      0.39%         --       245,890
   March 31, 2004            --          1.00      0.01%      1.38%     1.08%      0.01%         --       249,599
   March 31, 2003            --          1.00      0.27%      1.41%     1.37%      0.32%         --       187,513

SS.   LESS THAN $.01 PER SHARE.

                                [GRAPHIC OMITTED]

84


ADDITIONAL AND MORE DETAILED INFORMATION ABOUT THE FUNDS IS INCLUDED IN THE SAI DATED AUGUST 1, 2007. THE SAI HAS BEEN FILED WITH THE SEC AND IS INCORPORATED BY REFERENCE INTO THIS PROSPECTUS AND, THEREFORE, LEGALLY FORMS A PART OF THIS PROSPECTUS. THE SEC MAINTAINS THE EDGAR DATABASE ON ITS WEB SITE ("HTTP://WWW.SEC.GOV") THAT CONTAINS THE SAI, MATERIAL INCORPORATED BY REFERENCE, AND OTHER INFORMATION REGARDING REGISTRANTS THAT FILE ELECTRONICALLY WITH THE SEC. YOU MAY ALSO REVIEW AND COPY DOCUMENTS AT THE SEC PUBLIC REFERENCE ROOM IN WASHINGTON, D.C. (FOR INFORMATION ON THE OPERATION OF THE PUBLIC REFERENCE ROOM, CALL 202.551.8090). YOU MAY REQUEST DOCUMENTS FROM THE SEC BY MAIL, UPON PAYMENT OF A DUPLICATION FEE, BY WRITING TO: U.S. SECURITIES AND EXCHANGE COMMISSION, PUBLIC REFERENCE SECTION, WASHINGTON, D.C. 20549-0102 OR BY EMAILING THE SEC AT THE FOLLOWING ADDRESS: PUBLICINFO@SEC.GOV.

YOU MAY OBTAIN A COPY OF THE SAI OR THE ANNUAL OR SEMI-ANNUAL REPORTS, WITHOUT CHARGE BY CALLING 800.820.0888 OR 301.296.5100, VISITING THE RYDEX WEB SITE AT WWW.RYDEXINVESTMENTS.COM, OR WRITING TO RYDEX SERIES FUNDS, AT 9601 BLACKWELL ROAD, SUITE 500, ROCKVILLE, MARYLAND 20850. ADDITIONAL INFORMATION ABOUT THE FUNDS' INVESTMENTS IS AVAILABLE IN THE ANNUAL AND SEMI-ANNUAL REPORTS. ALSO, IN THE FUNDS' ANNUAL REPORT, YOU WILL FIND A DISCUSSION OF THE MARKET CONDITIONS AND INVESTMENT STRATEGIES THAT SIGNIFICANTLY AFFECTED THE FUNDS' PERFORMANCE DURING THEIR LAST FISCAL YEAR.

NO ONE HAS BEEN AUTHORIZED TO GIVE ANY INFORMATION OR TO MAKE ANY
REPRESENTATIONS NOT CONTAINED IN THIS PROSPECTUS OR IN THE FUNDS' SAI IN CONNECTION WITH THE OFFERING OF FUND SHARES. DO NOT RELY ON ANY SUCH INFORMATION OR REPRESENTATIONS AS HAVING BEEN AUTHORIZED BY THE FUNDS OR RYDEX INVESTMENTS. THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFERING BY THE FUNDS IN ANY JURISDICTION WHERE SUCH AN OFFERING IS NOT LAWFUL.

THE TRUST'S SEC REGISTRATION NUMBER IS 811-07584.

                                [GRAPHIC OMITTED]

[LOGO] RYDEX INVESTMENTS
             ESSENTIAL FOR MODERN MARKETS(R)

             9601 Blackwell Road o Suite 500 o Rockville, MD 20850
             800.820.0888 o www.rydexinvestments.com

             RSSA-1-0807x0808

                     ---------------------------------------
                      PLEASE SEE THE RYDEX PRIVACY POLICIES
                             INSIDE THE BACK COVER.
                     ---------------------------------------

                                [GRAPHIC OMITTED]


                                                              RYDEX SERIES FUNDS
                                 INVESTOR CLASS SHARES PROSPECTUS AUGUST 1, 2007


                                                                    SECTOR FUNDS
                                       BANKING                          INTERNET
                               BASIC MATERIALS                           LEISURE
                                 BIOTECHNOLOGY                   PRECIOUS METALS
                             CONSUMER PRODUCTS                         RETAILING
                                   ELECTRONICS                        TECHNOLOGY
                                        ENERGY                TELECOMMUNICATIONS
                               ENERGY SERVICES                    TRANSPORTATION
                            FINANCIAL SERVICES                         UTILITIES
                                   HEALTH CARE

                                                               MONEY MARKET FUND
                                                    U.S. GOVERNMENT MONEY MARKET

                                                         [LOGO] RYDEXINVESTMENTS
                                                 ESSENTIAL FOR MODERN MARKETS(R)

The U.S. Securities and Exchange Commission has not approved or disapproved the Trust's shares or passed upon the accuracy or adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

                                [GRAPHIC OMITTED]

TABLE OF CONTENTS
--------------------------------------------------------------------------------

SECTOR FUNDS
   BANKING FUND ..........................................................     2
   BASIC MATERIALS FUND ..................................................     3
   BIOTECHNOLOGY FUND ....................................................     4
   CONSUMER PRODUCTS FUND ................................................     5
   ELECTRONICS FUND ......................................................     6
   ENERGY FUND ...........................................................     7
   ENERGY SERVICES FUND ..................................................     8
   FINANCIAL SERVICES FUND ...............................................     9
   HEALTH CARE FUND ......................................................    10
   INTERNET FUND .........................................................    11
   LEISURE FUND ..........................................................    12
   PRECIOUS METALS FUND ..................................................    13
   RETAILING FUND ........................................................    14
   TECHNOLOGY FUND .......................................................    15
   TELECOMMUNICATIONS FUND ...............................................    16
   TRANSPORTATION FUND ...................................................    17
   UTILITIES FUND ........................................................    18
MONEY MARKET FUND
   U.S. GOVERNMENT MONEY MARKET FUND .....................................    19
PRINCIPAL RISKS OF INVESTING IN THE FUNDS ................................    20
DESCRIPTIONS OF PRINCIPAL RISKS ..........................................    23
FUND PERFORMANCE .........................................................    32
FUND FEES AND EXPENSES ...................................................    52
MORE INFORMATION ABOUT THE FUNDS .........................................    55
SHAREHOLDER INFORMATION ..................................................    56
TRANSACTION INFORMATION ..................................................    57
BUYING FUND SHARES .......................................................    60
SELLING FUND SHARES ......................................................    64
EXCHANGING FUND SHARES ...................................................    66
RYDEX ACCOUNT POLICIES ...................................................    68
DIVIDENDS AND DISTRIBUTIONS ..............................................    72
TAX INFORMATION ..........................................................    72
MANAGEMENT OF THE FUNDS ..................................................    74
FINANCIAL HIGHLIGHTS .....................................................    78
ADDITIONAL INFORMATION ...................................................    86

                     ---------------------------------------
                      PLEASE SEE THE RYDEX PRIVACY POLICIES
                             INSIDE THE BACK COVER.
                     ---------------------------------------

                                [GRAPHIC OMITTED]

                                                                    PROSPECTUS 1

                               RYDEX SERIES FUNDS
                              INVESTOR CLASS SHARES

            9601 BLACKWELL ROAD, SUITE 500, ROCKVILLE, MARYLAND 20850
             800.820.0888 o 301.296.5100 o WWW.RYDEXINVESTMENTS.COM

--------------------------------------------------------------------------------

SECTOR FUNDS
MONEY MARKET FUND

--------------------------------------------------------------------------------


Rydex Series Funds (the "Trust") is a mutual fund complex offering a number of professionally managed investment portfolios (funds) that are grouped into several categories according to each fund's investment strategy. This Prospectus decribes Investor Class Shares of the following funds (the "Funds") which are grouped into the following categories:

SECTOR FUNDS - Banking Fund, Basic Materials Fund, Biotechnology Fund, Consumer Products Fund, Electronics Fund, Energy Fund, Energy Services Fund, Financial Services Fund, Health Care Fund, Internet Fund, Leisure Fund, Precious Metals Fund, Retailing Fund, Technology Fund, Telecommunications Fund, Transportation Fund and Utilities Fund

MONEY MARKET FUND - U.S. Government Money Market Fund

Investor Class Shares of the Funds are sold principally to clients of professional money managers ("financial intermediaries") and to investors who take part in certain asset allocation investment programs. Investors may exchange shares of the Funds through your financial intermediary or directly through the Rydex web site - www.rydexinvestments.com - or over the phone.


RISKS OF INVESTING IN THE FUNDS

The value of the Funds may fluctuate. In addition, Fund shares:

      o     MAY DECLINE IN VALUE, AND YOU MAY LOSE MONEY

      o     ARE NOT FEDERALLY INSURED

      o     ARE NOT GUARANTEED BY ANY GOVERNMENT AGENCY

      o     ARE NOT BANK DEPOSITS

      o     ARE NOT GUARANTEED TO ACHIEVE THEIR OBJECTIVES

                                [GRAPHIC OMITTED]

2

BANKING FUND
--------------------------------------------------------------------------------
INVESTOR CLASS (RYKIX)

FUND OBJECTIVE

The Banking Fund seeks to provide capital appreciation by investing in companies that are involved in the banking sector, including commercial banks (and their holding companies) and savings and loan institutions ("Banking Companies").

PRINCIPAL INVESTMENT STRATEGY

The Banking Fund invests substantially all of its assets in equity securities of Banking Companies that are traded in the United States. In addition, the Fund will invest to a significant extent in the securities of Banking Companies that have small to mid-sized capitalizations. Banking Companies are engaged in accepting deposits and making commercial and principally non-mortgage consumer loans and include state chartered banks, savings and loan institutions, and banks that are members of the Federal Reserve System. The Fund may also engage in futures and options transactions, and purchase American Depositary Receipts ("ADRs") and U.S. Government securities. Under U.S. Securities and Exchange Commission regulations, the Fund may not invest more than 5% of its total assets in the equity securities of any company that derives more than 15% of its revenues from brokerage or investment management activities.


PRINCIPAL RISKS

The Banking Fund is subject to a number of risks that may affect the value of its shares, including:

      o     Active Trading Risk

      o     Banking Sector Concentration Risk

      o     Depositary Receipt Risk

      o     Derivatives Risk

      o     Early Closing Risk

      o     Market Risk

      o     Non-Diversification Risk

      o     Small-Capitalization and Mid-Capitalization Securities Risk

Please see "Descriptions of Principal Risks" on page 23 for a discussion of each of the principal risks that apply to the Fund.

                                [GRAPHIC OMITTED]

                                                                    PROSPECTUS 3

BASIC MATERIALS FUND
--------------------------------------------------------------------------------
INVESTOR CLASS (RYBIX)

FUND OBJECTIVE

The Basic Materials Fund seeks to provide capital appreciation by investing in companies engaged in the mining, manufacture, or sale of basic materials, such as lumber, steel, iron, aluminum, concrete, chemicals and other basic building and manufacturing materials ("Basic Materials Companies").

PRINCIPAL INVESTMENT STRATEGY

The Basic Materials Fund invests substantially all of its assets in equity securities of Basic Materials Companies that are traded in the United States. In addition, the Fund will invest to a significant extent in the securities of Basic Materials Companies that have small to mid-sized capitalizations. Basic Materials Companies are engaged in the manufacture, mining, processing, or distribution of raw materials and intermediate goods used in the industrial sector, and may be involved in the production of metals, textiles, and wood products, including equipment suppliers and railroads. The Fund may also engage in futures and options transactions, and purchase ADRs and U.S. Government securities.


PRINCIPAL RISKS

The Basic Materials Fund is subject to a number of risks that may affect the value of its shares, including:

      o     Active Trading Risk

      o     Basic Materials Sector Concentration Risk

      o     Depositary Receipt Risk

      o     Derivatives Risk

      o     Early Closing Risk

      o     Market Risk

      o     Non-Diversification Risk

      o     Small-Capitalization and Mid-Capitalization Securities Risk

Please see "Descriptions of Principal Risks" on page 23 for a discussion of each of the principal risks that apply to the Fund.

                                [GRAPHIC OMITTED]

4

BIOTECHNOLOGY FUND
--------------------------------------------------------------------------------
INVESTOR CLASS (RYOIX)

FUND OBJECTIVE

The Biotechnology Fund seeks capital appreciation by investing in companies that are involved in the biotechnology industry, including companies involved in research and development, genetic or other biological engineering, and in the design, manufacture, or sale of related biotechnology products or services ("Biotechnology Companies").

PRINCIPAL INVESTMENT STRATEGY

The Biotechnology Fund invests substantially all of its assets in equity securities of Biotechnology Companies that are traded in the United States. In addition, the Fund will invest to a significant extent in the securities of Biotechnology Companies that have small to mid-sized capitalizations. Biotechnology Companies are engaged in the research, development, and manufacture of various biotechnological products, services, and processes; manufacture and/or distribute biotechnological and biomedical products, including devices and instruments; provide or benefit significantly from scientific and technological advances in biotechnology; or provide processes or services instead of, or in addition to, products. The Fund may also engage in futures and options transactions, and purchase ADRs and U.S. Government securities.


PRINCIPAL RISKS

The Biotechnology Fund is subject to a number of risks that may affect the value of its shares, including:

      o     Active Trading Risk

      o     Biotechnology Sector Concentration Risk

      o     Depositary Receipt Risk

      o     Derivatives Risk

      o     Early Closing Risk

      o     Market Risk

      o     Non-Diversification Risk

      o     Small-Capitalization and Mid-Capitalization Securities Risk

Please see "Descriptions of Principal Risks" on page 23 for a discussion of each of the principal risks that apply to the Fund.

                                [GRAPHIC OMITTED]

                                                                    PROSPECTUS 5

CONSUMER PRODUCTS
--------------------------------------------------------------------------------
INVESTOR CLASS (RYCIX)

FUND OBJECTIVE

The Consumer Products Fund seeks capital appreciation by investing in companies engaged in manufacturing finished goods and services both domestically and internationally ("Consumer Products Companies").

PRINCIPAL INVESTMENT STRATEGY

The Consumer Products Fund invests substantially all of its assets in equity securities of Consumer Products Companies that are traded in the United States. In addition, the Fund will invest to a significant extent in the securities of Consumer Products Companies that have small to mid-sized capitalizations. Consumer Products Companies include companies that manufacture, wholesale or retail durable goods such as major appliances and personal computers, or that retail non-durable goods such as beverages, tobacco, health care products, household and personal care products, apparel, and entertainment products (E.G., books, magazines, TV, cable, movies, music, gaming, sports), as well as companies that provide consumer products and services such as lodging, child care, convenience stores, and car rentals. The Fund may also engage in futures and options transactions, and purchase ADRs and U.S. Government securities.


PRINCIPAL RISKS

The Consumer Products Fund is subject to a number of risks that may affect the value of its shares, including:

      o     Active Trading Risk

      o     Consumer Products Sector Concentration Risk

      o     Depositary Receipt Risk

      o     Derivatives Risk

      o     Early Closing Risk

      o     Market Risk

      o     Non-Diversification Risk

      o     Small-Capitalization and Mid-Capitalization Securities Risk

Please see "Descriptions of Principal Risks" on page 23 for a discussion of each of the principal risks that apply to the Fund.

                                [GRAPHIC OMITTED]

6

ELECTRONICS FUND
--------------------------------------------------------------------------------
INVESTOR CLASS (RYSIX)

FUND OBJECTIVE

The Electronics Fund seeks capital appreciation by investing in companies that are involved in the electronics sector, including semiconductor manufacturers and distributors, and makers and vendors of other electronic components and devices ("Electronics Companies").

PRINCIPAL INVESTMENT STRATEGY

The Electronics Fund invests substantially all of its assets in equity securities of Electronics Companies that are traded in the United States. In addition, the Fund will invest to a significant extent in the securities of Electronics Companies that have small to mid-sized capitalizations. Electronics Companies include companies involved in the manufacture and development of semiconductors, connectors, printed circuit boards and other components; equipment vendors to electronic component manufacturers; electronic component distributors; electronic instruments and electronic systems vendors; and also include companies involved in all aspects of the electronics business and in new technologies or specialty areas such as defense electronics, advanced design and manufacturing technologies, or lasers. The Fund may also engage in futures and options transactions, and purchase ADRs and U.S. Government securities.


PRINCIPAL RISKS

The Electronics Fund is subject to a number of risks that may affect the value of its shares, including:

      o     Active Trading Risk

      o     Depositary Receipt Risk

      o     Derivatives Risk

      o     Early Closing Risk

      o     Electronics Sector Concentration Risk

      o     Market Risk

      o     Non-Diversification Risk

      o     Small-Capitalization and Mid-Capitalization Securities Risk

Please see "Descriptions of Principal Risks" on page 23 for a discussion of each of the principal risks that apply to the Fund.

                                [GRAPHIC OMITTED]

                                                                    PROSPECTUS 7

ENERGY FUND
--------------------------------------------------------------------------------
INVESTOR CLASS (RYEIX)

FUND OBJECTIVE

The Energy Fund seeks capital appreciation by investing in companies involved in the energy field, including the exploration, production, and development of oil, gas, coal and alternative sources of energy ("Energy Companies").

PRINCIPAL INVESTMENT STRATEGY

The Energy Fund invests substantially all of its assets in equity securities of Energy Companies that are traded in the United States. In addition, the Fund will invest to a significant extent in the securities of Energy Companies that have small to mid-sized capitalizations. Energy Companies are involved in all aspects of the energy industry, including the conventional areas of oil, gas, electricity, and coal, and alternative sources of energy such as nuclear, geothermal, oil shale, and solar power, and include companies that produce, transmit, market, distribute or measure energy; companies involved in providing products and services to companies in the energy field; and companies involved in the exploration of new sources of energy, conservation, and energy-related pollution control. The Fund may also engage in futures and options transactions, and purchase ADRs and U.S. Government securities.


PRINCIPAL RISKS

The Energy Fund is subject to a number of risks that may affect the value of its shares, including:

      o     Active Trading Risk

      o     Depositary Receipt Risk

      o     Derivatives Risk

      o     Early Closing Risk

      o     Energy Sector Concentration Risk

      o     Market Risk

      o     Non-Diversification Risk

      o     Small-Capitalization and Mid-Capitalization Securities Risk

Please see "Descriptions of Principal Risks" on page 23 for a discussion of each of the principal risks that apply to the Fund.

                                [GRAPHIC OMITTED]

8

ENERGY SERVICES FUND
--------------------------------------------------------------------------------
INVESTOR CLASS (RYVIX)

FUND OBJECTIVE

The Energy Services Fund seeks capital appreciation by investing in companies that are involved in the energy services field, including those that provide services and equipment in the areas of oil, coal, and gas exploration and production ("Energy Services Companies").

PRINCIPAL INVESTMENT STRATEGY

The Energy Services Fund invests substantially all of its assets in equity securities of Energy Services Companies that are traded in the United States. In addition, the Fund will invest to a significant extent in the securities of Energy Services Companies that have small to mid-sized capitalizations. Energy Services Companies are engaged in one or more businesses in the energy services field, including those that provide services and equipment to companies engaged in the production, refinement or distribution of oil, gas, electricity, and coal; companies involved with the production and development of newer sources of energy such as nuclear, geothermal, oil shale, and solar power; companies involved with onshore or offshore drilling; companies involved in production and well maintenance; companies involved in exploration engineering, data and technology; companies involved in energy transport; and companies involved in equipment and plant design or construction. The Fund may also engage in futures and options transactions, and purchase ADRs and U.S. Government securities.


PRINCIPAL RISKS

The Energy Services Fund is subject to a number of risks that may affect the value of its shares, including:

      o     Active Trading Risk

      o     Depositary Receipt Risk

      o     Derivatives Risk

      o     Early Closing Risk

      o     Energy Services Sector Concentration Risk

      o     Market Risk

      o     Non-Diversification Risk

      o     Small-Capitalization and Mid-Capitalization Securities Risk

Please see "Descriptions of Principal Risks" on page 23 for a discussion of each of the principal risks that apply to the Fund.

                                [GRAPHIC OMITTED]

                                                                    PROSPECTUS 9

FINANCIAL SERVICES FUND
--------------------------------------------------------------------------------
INVESTOR CLASS (RYFIX)

FUND OBJECTIVE

The Financial Services Fund seeks capital appreciation by investing in companies that are involved in the financial services sector ("Financial Services Companies").

PRINCIPAL INVESTMENT STRATEGY

The Financial Services Fund invests substantially all of its assets in equity securities of Financial Services Companies that are traded in the United States. In addition, the Fund will invest to a significant extent in the securities of Financial Services Companies that have small to mid-sized capitalizations. Financial Service Companies include commercial banks, savings and loan associations, insurance companies and brokerage companies. The Fund may also engage in futures and options transactions, and purchase ADRs and U.S. Government securities. Under U.S. Securities and Exchange Commission regulations, the Fund may not invest more than 5% of its total assets in the equity securities of any company that derives more than 15% of its revenues from brokerage or investment management activities.


PRINCIPAL RISKS

The Financial Services Fund is subject to a number of risks that may affect the value of its shares, including:

      o     Active Trading Risk

      o     Depositary Receipt Risk

      o     Derivatives Risk

      o     Early Closing Risk

      o     Financial Services Sector Concentration Risk

      o     Market Risk

      o     Non-Diversification Risk

      o     Small-Capitalization and Mid-Capitalization Securities Risk

Please see "Descriptions of Principal Risks" on page 23 for a discussion of each of the principal risks that apply to the Fund.

                                [GRAPHIC OMITTED]

10

HEALTH CARE FUND
--------------------------------------------------------------------------------
INVESTOR CLASS (RYHIX)

FUND OBJECTIVE

The Health Care Fund seeks capital appreciation by investing in companies that are involved in the health care industry ("Health Care Companies").

PRINCIPAL INVESTMENT STRATEGY

The Health Care Fund invests substantially all of its assets in equity securities of Health Care Companies that are traded in the United States. In addition, the Fund will invest to a significant extent in the securities of Health Care Companies that have small to mid-sized capitalizations. Health Care Companies include pharmaceutical companies, companies involved in the research and development of pharmaceutical products and services, companies involved in the operation of health care facilities, and other companies involved in the design, manufacture, or sale of health care-related products or services. The Fund may also engage in futures and options transactions, and purchase ADRs and U.S. Government securities.


PRINCIPAL RISKS

The Health Care Fund is subject to a number of risks that may affect the value of its shares, including:

      o     Active Trading Risk

      o     Depositary Receipt Risk

      o     Derivatives Risk

      o     Early Closing Risk

      o     Health Care Sector Concentration Risk

      o     Market Risk

      o     Non-Diversification Risk

      o     Small-Capitalization and Mid-Capitalization Securities Risk

Please see "Descriptions of Principal Risks" on page 23 for a discussion of each of the principal risks that apply to the Fund.

                                [GRAPHIC OMITTED]

                                                                   PROSPECTUS 11

INTERNET FUND
--------------------------------------------------------------------------------
INVESTOR CLASS (RYIIX)

FUND OBJECTIVE

The Internet Fund seeks capital appreciation by investing in companies that provide products or services designed for or related to the Internet ("Internet Companies").

PRINCIPAL INVESTMENT STRATEGY

The Internet Fund invests substantially all of its assets in equity securities of Internet Companies that are traded in the United States. In addition, the Fund will invest to a significant extent in the securities of Internet Companies that have small to mid-sized capitalizations. Internet Companies are involved in all aspects of research, design development, manufacturing or distribution of products or services for use with the Internet or Internet related businesses. Such companies may provide information or entertainment services over the Internet; sell or distribute goods and services over the Internet; provide infrastructure systems or otherwise provide hardware, software or support which impacts Internet commerce; or provide Internet access to consumers and businesses. Internet companies may also include companies that provide Intranet and Extranet services. The Fund will maintain an adequate representation of the various industries in the Internet sector. The Fund may also engage in futures and options transactions, and purchase ADRs and U.S. Government securities.


PRINCIPAL RISKS

The Internet Fund is subject to a number of risks that may affect the value of its shares, including:

      o     Active Trading Risk

      o     Depositary Receipt Risk

      o     Derivatives Risk

      o     Early Closing Risk

      o     Internet Sector Concentration Risk

      o     Market Risk

      o     Non-Diversification Risk

      o     Small-Capitalization and Mid-Capitalization Securities Risk

Please see "Descriptions of Principal Risks" on page 23 for a discussion of each of the principal risks that apply to the Fund.

                                [GRAPHIC OMITTED]

12

LEISURE FUND
--------------------------------------------------------------------------------
INVESTOR CLASS (RYLIX)

FUND OBJECTIVE

The Leisure Fund seeks capital appreciation by investing in companies engaged in leisure and entertainment businesses ("Leisure Companies").

PRINCIPAL INVESTMENT STRATEGY

The Leisure Fund invests substantially all of its assets in equity securities of Leisure Companies that are traded in the United States. In addition, the Fund will invest to a significant extent in the securities of Leisure Companies that have small to mid-sized capitalizations. Leisure Companies are engaged in the design, production, or distribution of goods or services in the leisure industries. Leisure Companies include hotels and resorts, casinos, radio and television broadcasting and advertising companies, motion picture production companies, toys and sporting goods manufacturers, musical recording companies and instrument manufacturers, alcohol and tobacco, and publishing. The Fund may also engage in futures and options transactions, and purchase ADRs and U.S. Government securities.


PRINCIPAL RISKS

The Leisure Fund is subject to a number of risks that may affect the value of its shares, including:

      o     Active Trading Risk

      o     Depositary Receipt Risk

      o     Derivatives Risk

      o     Early Closing Risk

      o     Leisure Sector Concentration Risk

      o     Market Risk

      o     Non-Diversification Risk

      o     Small-Capitalization and Mid-Capitalization Securities Risk

Please see "Descriptions of Principal Risks" on page 23 for a discussion of each of the principal risks that apply to the Fund.

                                [GRAPHIC OMITTED]

                                                                   PROSPECTUS 13

PRECIOUS METALS FUND
--------------------------------------------------------------------------------
INVESTOR CLASS (RYPMX)

FUND OBJECTIVE

The Precious Metals Fund seeks to provide capital appreciation by investing in U.S. and foreign companies that are involved in the precious metals sector, including exploration, mining, production and development, and other precious metals-related services ("Precious Metals Companies").

PRINCIPAL INVESTMENT STRATEGY

The Precious Metals Fund invests substantially all of its assets in equity securities of Precious Metals Companies that are traded in the United States and foreign countries. In addition, the Fund will invest to a significant extent in the securities of Precious Metals Companies that have small to mid-sized capitalizations. Precious metals include gold, silver, platinum and other precious metals. Precious Metals Companies include precious metal manufacturers; distributors of precious metal products, such as jewelry, metal foil or bullion; mining and geological exploration companies; and companies which provide services to Precious Metals Companies. The Fund may also engage in futures and options transactions, and purchase ADRs and U.S. Government securities.


PRINCIPAL RISKS

The Precious Metals Fund is subject to a number of risks that may affect the value of its shares, including:

      o     Active Trading Risk

      o     Depositary Receipt Risk

      o     Derivatives Risk

      o     Early Closing Risk

      o     Foreign Investment Risk

      o     Market Risk

      o     Non-Diversification Risk

      o     Precious Metals Sector Concentration Risk

      o     Small-Capitalization and Mid-Capitalization Securities Risk

Please see "Descriptions of Principal Risks" on page 23 for a discussion of each of the principal risks that apply to the Fund.

                                [GRAPHIC OMITTED]

14

RETAILING FUND
--------------------------------------------------------------------------------
INVESTOR CLASS (RYRIX)

FUND OBJECTIVE

The Retailing Fund seeks capital appreciation by investing in companies engaged in merchandising finished goods and services, including department stores, restaurant franchises, mail order operations and other companies involved in selling products to consumers ("Retailing Companies").

PRINCIPAL INVESTMENT STRATEGY

The Retailing Fund invests substantially all of its assets in equity securities of Retailing Companies that are traded in the United States. In addition, the Fund will invest to a significant extent in the securities of Retailing Companies that have small to mid-sized capitalizations. Retailing Companies include drug and department stores; suppliers of goods and services for homes, home improvements and yards; clothing, jewelry, electronics and computer retailers; franchise restaurants; motor vehicle and marine dealers; warehouse membership clubs; mail order operations; and companies involved in alternative selling methods. The Fund may also engage in futures and options transactions, and purchase ADRs and U.S. Government securities.


PRINCIPAL RISKS

The Retailing Fund is subject to a number of risks that may affect the value of its shares, including:

      o     Active Trading Risk

      o     Depositary Receipt Risk

      o     Derivatives Risk

      o     Early Closing Risk

      o     Market Risk

      o     Non-Diversification Risk

      o     Retailing Sector Concentration Risk

      o     Small-Capitalization and Mid-Capitalization Securities Risk

Please see "Descriptions of Principal Risks" on page 23 for a discussion of each of the principal risks that apply to the Fund.

                                [GRAPHIC OMITTED]

                                                                   PROSPECTUS 15

TECHNOLOGY FUND
--------------------------------------------------------------------------------
INVESTOR CLASS (RYTIX)

FUND OBJECTIVE

The Technology Fund seeks capital appreciation by investing in companies that are involved in the technology sector, including computer software and service companies, semiconductor manufacturers, networking and telecommunications equipment manufacturers, PC hardware and peripherals companies ("Technology Companies").

PRINCIPAL INVESTMENT STRATEGY

The Technology Fund invests substantially all of its assets in equity securities of Technology Companies that are traded in the United States. In addition, the Fund will invest to a significant extent in the securities of Technology Companies that have small to mid-sized capitalizations. Technology Companies are companies that Rydex Investments (the "Advisor") believes have, or will develop, products, processes, or services that will provide technological advances and improvements. These companies may include, for example, companies that develop, produce or distribute products or services in the computer, semiconductor, electronics, communications, health care, and biotechnology sectors. The Fund may also engage in futures and options transactions, and purchase ADRs and U.S. Government securities.


PRINCIPAL RISKS

The Technology Fund is subject to a number of risks that may affect the value of its shares, including:

      o     Active Trading Risk

      o     Depositary Receipt Risk

      o     Derivatives Risk

      o     Early Closing Risk

      o     Market Risk

      o     Non-Diversification Risk

      o     Small-Capitalization and Mid-Capitalization Securities Risk

      o     Technology Sector Concentration Risk

Please see "Descriptions of Principal Risks" on page 23 for a discussion of each of the principal risks that apply to the Fund.

                                [GRAPHIC OMITTED]

16

TELECOMMUNICATIONS FUND
--------------------------------------------------------------------------------
INVESTOR CLASS (RYMIX)

FUND OBJECTIVE

The Telecommunications Fund seeks capital appreciation by investing in companies engaged in the development, manufacture, or sale of communications services or communications equipment ("Telecommunications Companies").

PRINCIPAL INVESTMENT STRATEGY

The Telecommunications Fund invests substantially all of its assets in equity securities of Telecommunications Companies that are traded in the United States. In addition, the Fund will invest to a significant extent in the securities of Telecommunications Companies that have small to mid-sized capitalizations. Telecommunications Companies range from traditional local and long-distance telephone services or equipment providers, to companies involved in developing technologies such as cellular telephone or paging services, Internet equipment and service providers, and fiber-optics. Although many established Telecommunications Companies pay an above-average dividend, the Fund's investment decisions are primarily based on growth potential and not on income. The Fund may also engage in futures and options transactions, and purchase ADRs and U.S. Government securities.


PRINCIPAL RISKS

The Telecommunications Fund is subject to a number of risks that may affect the value of its shares, including:

      o     Active Trading Risk

      o     Depositary Receipt Risk

      o     Derivatives Risk

      o     Early Closing Risk

      o     Market Risk

      o     Non-Diversification Risk

      o     Small-Capitalization and Mid-Capitalization Securities Risk

      o     Telecommunications Sector Concentration Risk

Please see "Descriptions of Principal Risks" on page 23 for a discussion of each of the principal risks that apply to the Fund.

                                [GRAPHIC OMITTED]

                                                                   PROSPECTUS 17

TRANSPORTATION FUND
--------------------------------------------------------------------------------
INVESTOR CLASS (RYPIX)

FUND OBJECTIVE

The Transportation Fund seeks capital appreciation by investing in companies engaged in providing transportation services or companies engaged in the design, manufacture, distribution, or sale of transportation equipment ("Transportation Companies").

PRINCIPAL INVESTMENT STRATEGY

The Transportation Fund invests substantially all of its assets in equity securities of Transportation Companies that are traded in the United States. In addition, the Fund will invest to a significant extent in the securities of Transportation Companies that have small to mid-sized capitalizations. Transportation Companies may include, for example, companies involved in the movement of freight or people, such as airline, railroad, ship, truck and bus companies; equipment manufacturers (including makers of trucks, automobiles, planes, containers, railcars or other modes of transportation and related products); parts suppliers; and companies involved in leasing, maintenance, and transportation-related services. The Fund may also engage in futures and options transactions, and purchase ADRs and U.S. Government securities.


PRINCIPAL RISKS

The Transportation Fund is subject to a number of risks that may affect the value of its shares, including:

      o     Active Trading Risk

      o     Depositary Receipt Risk

      o     Derivatives Risk

      o     Early Closing Risk

      o     Market Risk

      o     Non-Diversification Risk

      o     Small-Capitalization and Mid-Capitalization Securities Risk

      o     Transportation Sector Concentration Risk

Please see "Descriptions of Principal Risks" on page 23 for a discussion of each of the principal risks that apply to the Fund.

                                [GRAPHIC OMITTED]

18

UTILITIES FUND
--------------------------------------------------------------------------------
INVESTOR CLASS (RYUIX)

FUND OBJECTIVE

The Utilities Fund seeks capital appreciation by investing in companies that operate public utilities ("Utilities Companies").

PRINCIPAL INVESTMENT STRATEGY

The Utilities Fund invests substantially all of its assets in equity securities of Utilities Companies that are traded in the United States. In addition, the Fund will invest to a significant extent in the securities of Utilities Companies that have small to mid-sized capitalizations. Utilities Companies may include companies involved in the manufacturing, production, generation, transmission, distribution or sales of gas or electric energy; water supply, waste and sewage disposal; and companies that receive a majority of their revenues from their public utility operations. The Fund may also engage in futures and options transactions, and purchase ADRs and U.S. Government securities.


PRINCIPAL RISKS

The Utilities Fund is subject to a number of risks that may affect the value of its shares, including:

      o     Active Trading Risk

      o     Depositary Receipt Risk

      o     Derivatives Risk

      o     Early Closing Risk

      o     Market Risk

      o     Non-Diversification Risk

      o     Small-Capitalization and Mid-Capitalization Securities Risk

      o     Utilities Sector Concentration Risk

Please see "Descriptions of Principal Risks" on page 23 for a discussion of each of the principal risks that apply to the Fund.

                                [GRAPHIC OMITTED]

                                                                   PROSPECTUS 19

U.S. GOVERNMENT MONEY MARKET FUND
--------------------------------------------------------------------------------
INVESTOR CLASS (RYMXX)

FUND OBJECTIVE

The U.S. Government Money Market Fund seeks to provide security of principal, high current income, and liquidity.

PRINCIPAL INVESTMENT STRATEGY

The U.S. Government Money Market Fund invests primarily in money market instruments issued or guaranteed as to principal and interest by the U.S. Government, its agencies or instrumentalities, and enters into repurchase agreements fully collateralized by U.S. Government securities. The Fund may also invest in Eurodollar time deposits. The Fund operates under U.S. Securities and Exchange Commission rules, which impose certain liquidity, maturity, and diversification requirements. All securities purchased by the Fund must have remaining maturities of 397 days or less, and must be found by the Advisor to represent minimal credit risk and be of eligible quality.


PRINCIPAL RISKS

The U.S. Government Money Market Fund is subject to a number of risks that may affect the value of its shares, including:

      o     Interest Rate Risk

      o     Stable Price Per Share Risk

Please see "Descriptions of Principal Risks" on page 23 for a discussion of each of the principal risks that apply to the Fund.

                                [GRAPHIC OMITTED]

20


PRINCIPAL RISKS OF INVESTING IN THE FUNDS
--------------------------------------------------------------------------------

As indicated below, the Funds are subject to a number of risks that may affect the value of the Funds' shares. Please see "Descriptions of Principal Risks" immediately following the table for more detailed information about the principal risks of the Funds.

--------------------------------------------------------------------------------------------------------------
                                                         BASIC     BIOTECH-   CONSUMER
                                             BANKING   MATERIALS    NOLOGY    PRODUCTS   ELECTRONICS   ENERGY
                                               FUND       FUND       FUND       FUND         FUND       FUND
--------------------------------------------------------------------------------------------------------------
Active Trading Risk                             X          X          X           X           X           X
--------------------------------------------------------------------------------------------------------------
Depositary Receipt Risk                         X          X          X           X           X           X
--------------------------------------------------------------------------------------------------------------
Derivatives Risk                                X          X          X           X           X           X
--------------------------------------------------------------------------------------------------------------
Early Closing Risk                              X          X          X           X           X           X
--------------------------------------------------------------------------------------------------------------
Foreign Investment Risk
--------------------------------------------------------------------------------------------------------------
Interest Rate Risk
--------------------------------------------------------------------------------------------------------------
Market Risk                                     X          X          X           X           X           X
--------------------------------------------------------------------------------------------------------------
Non-Diversification Risk                        X          X          X           X           X           X
--------------------------------------------------------------------------------------------------------------
Sector Concentration Risk (for each Fund's
specific Sector Concentration Risk see
"Descriptions of Principal Risks" below)        X          X          X           X           X           X
--------------------------------------------------------------------------------------------------------------
Small-Capitalization and
Mid-Capitalization
Securities Risk                                 X          X          X           X           X           X
--------------------------------------------------------------------------------------------------------------
Stable Price Per Share Risk
--------------------------------------------------------------------------------------------------------------

                                [GRAPHIC OMITTED]

                                                                   PROSPECTUS 21

----------------------------------------------------------------------------------------------------------
                                              ENERGY    FINANCIAL   HEALTH                        PRECIOUS
                                             SERVICES    SERVICES    CARE    INTERNET   LEISURE    METALS
                                               FUND        FUND      FUND      FUND       FUND      FUND
----------------------------------------------------------------------------------------------------------
Active Trading Risk                             X           X          X         X         X         X
----------------------------------------------------------------------------------------------------------
Depositary Receipt Risk                         X           X          X         X         X         X
----------------------------------------------------------------------------------------------------------
Derivatives Risk                                X           X          X         X         X         X
----------------------------------------------------------------------------------------------------------
Early Closing Risk                              X           X          X         X         X         X
----------------------------------------------------------------------------------------------------------
Foreign Investment Risk                                                                              X
----------------------------------------------------------------------------------------------------------
Interest Rate Risk
----------------------------------------------------------------------------------------------------------
Market Risk                                     X           X          X         X         X         X
----------------------------------------------------------------------------------------------------------
Non-Diversification Risk                        X           X          X         X                   X
----------------------------------------------------------------------------------------------------------
Sector Concentration Risk (for each
Fund's specific Sector Concentration
Risk see "Descriptions of Principal Risks"
below)                                          X           X          X         X         X         X
----------------------------------------------------------------------------------------------------------
Small-Capitalization and
Mid-Capitalization
Securities Risk                                 X           X          X         X         X         X
----------------------------------------------------------------------------------------------------------
Stable Price Per Share Risk
----------------------------------------------------------------------------------------------------------

                                [GRAPHIC OMITTED]

22

---------------------------------------------------------------------------------------------------------------
                                                                                                        U.S.
                                                                                                     GOVERNMENT
                                                      TECH-     TELECOM-    TRANSPORT-                 MONEY
                                         RETAILING   NOLOGY   MUNICATIONS      ATION     UTILITIES     MARKET
                                            FUND      FUND        FUND         FUND        FUND         FUND
---------------------------------------------------------------------------------------------------------------
Active Trading Risk                          X         X           X            X            X
---------------------------------------------------------------------------------------------------------------
Depositary Receipt Risk                      X         X           X            X            X
---------------------------------------------------------------------------------------------------------------
Derivatives Risk                             X         X           X            X            X
---------------------------------------------------------------------------------------------------------------
Early Closing Risk                           X         X           X            X            X
---------------------------------------------------------------------------------------------------------------
Foreign Investment Risk
---------------------------------------------------------------------------------------------------------------
Interest Rate Risk                                                                                       X
---------------------------------------------------------------------------------------------------------------
Market Risk                                  X         X           X            X            X
---------------------------------------------------------------------------------------------------------------
Non-Diversification Risk                     X         X           X            X            X
---------------------------------------------------------------------------------------------------------------
Sector Concentration Risk (for each
Fund's specific Sector Concentration
Risk see "Descriptions of Principal
Risks" below)                                X         X           X            X            X
---------------------------------------------------------------------------------------------------------------
Small-Capitalization and
Mid-Capitalization
Securities Risk                              X         X           X            X            X
---------------------------------------------------------------------------------------------------------------
Stable Price Per Share Risk                                                                              X
---------------------------------------------------------------------------------------------------------------

                                [GRAPHIC OMITTED]

                                                                   PROSPECTUS 23


DESCRIPTIONS OF PRINCIPAL RISKS
--------------------------------------------------------------------------------

ACTIVE TRADING RISK - A significant portion of the Fund's assets may come from investors who take part in certain strategic and tactical asset allocation programs. These programs often recommend frequent trading of Fund shares to take advantage of anticipated changes in market conditions. Therefore, the Advisor anticipates that investors who take part in these programs may frequently redeem or exchange shares of the Fund, which may cause the Fund to experience high portfolio turnover. High portfolio turnover may result in the Fund paying higher levels of transaction costs and generating greater tax liabilities for shareholders. In addition, large movements of assets into and out of the Fund may negatively impact the Fund's ability to achieve its investment objective. In certain circumstances, the Fund's expense ratios may vary from current estimates or the historical ratio disclosed in this Prospectus.

DEPOSITARY RECEIPT RISK - The Fund may hold the securities of non-U.S. companies in the form of American Depositary Receipts ("ADRs"). The underlying securities of the ADRs in the Fund's portfolio are usually denominated or quoted in currencies other than the U.S. Dollar. As a result, changes in foreign currency exchange rates may affect the value of the Fund's portfolio. Generally, when the U.S. Dollar rises in value against a foreign currency, a security denominated in that currency loses value because the currency is worth fewer U.S. Dollars. In addition, because the underlying securities of ADRs trade on foreign exchanges at times when the U.S. markets are not open for trading, the value of the securities underlying the ADRs may change materially at times when the U.S. markets are not open for trading, regardless of whether there is an active U.S. market for shares of the Fund or underlying fund. Investments in the underlying foreign securities may involve risks not typically associated with investing in U.S. companies. Foreign securities markets generally have less trading volume and less liquidity than U.S. markets, and prices in some foreign markets can be extremely volatile due to increased risks of adverse issuer, political, regulatory, market, or economic developments. Many foreign countries lack accounting and disclosure standards comparable to those that apply to U.S. companies, and it may be more difficult to obtain reliable information regarding a foreign issuer's financial condition and operations. In addition, transaction costs and costs associated with custody services are generally higher for foreign securities than they are for U.S. securities.

DERIVATIVES RISK - The Fund may invest a percentage of its assets in derivatives, such as futures and options contracts, to pursue its investment objective. The use of such derivatives may expose the Fund to additional risks that it would not be subject to if it invested directly in the securities underlying those derivatives. The Fund may use futures contracts and related options for bona fide hedging purposes to offset changes in the value of securities held or expected to be acquired. They may also be used to gain exposure to a particular

                                [GRAPHIC OMITTED]

24

market or instrument, to create a synthetic money market position, and for certain other tax-related purposes. The Fund will only enter into futures contracts traded on a national futures exchange or board of trade. Futures and options contracts are described in more detail below:

            FUTURES CONTRACTS - Futures contracts and options on futures contracts provide for the future sale by one party and purchase by another party of a specified amount of a specific security at a specified future time and at a specified price. An option on a futures contract gives the purchaser the right, in exchange for a premium, to assume a position in a futures contract at a specified exercise price during the term of the option. Index futures are futures contracts for various indices that are traded on registered securities exchanges.

            OPTIONS - The buyer of an option acquires the right to buy (a call option) or sell (a put option) a certain quantity of a security (the underlying security) or instrument at a certain price up to a specified point in time. The seller or writer of an option is obligated to sell (a call option) or buy (a put option) the underlying security. When writing (selling) call options on securities, the Fund may cover its positions by owning the underlying security on which an option is written or by owning a call option on the underlying security. Alternatively, the Fund may cover its positions by maintaining, in a segregated account, cash or liquid securities equal in value to the exercise price of the call options written by the Fund.

The risks associated with the Fund's use of futures and options contracts include:

      o The Fund experiencing losses that exceed losses experienced by funds that do not use futures contracts and options.

      o There may be an imperfect correlation between the changes in market value of the securities held by the Fund and the prices of futures and options on futures.

      o Although the Fund will only purchase exchange-traded futures, due to market conditions there may not always be a liquid secondary market for a futures contract. As a result, the Fund may be unable to close out its futures contracts at a time which is advantageous.

      o Trading restrictions or limitations may be imposed by an exchange, and government regulations may restrict trading in futures contracts and options.

      o Because option premiums paid or received by the Fund are small in relation to the market value of the investments underlying the options, buying and selling put and call options can be more speculative than investing directly in securities.

                                [GRAPHIC OMITTED]

                                                                   PROSPECTUS 25

EARLY CLOSING RISK - The normal close of trading of securities listed on Nasdaq and the NYSE is 4:00 p.m., Eastern Time. Unanticipated early closings of securities exchanges and other financial markets may result in the Fund's inability to buy or sell securities or other financial instruments on that day. If an exchange or market closes early on a day when the Fund needs to execute a high volume of trades late in a trading day, the Fund might incur substantial trading losses.

FOREIGN INVESTMENT RISK - Investments in securities of foreign companies can be more volatile than investments in U.S. companies. Diplomatic, political, or economic developments could affect investment in foreign countries. Foreign companies generally are not subject to uniform accounting, auditing, and financial reporting standards comparable to those applicable to U.S. companies. The value of securities denominated in foreign currencies can change when foreign currencies strengthen or weaken relative to the U.S. Dollar. These currency movements may negatively impact the value of a Fund security even when there is no change in the value of the security in the issuer's home country. Under normal circumstances, the Fund does not plan to hedge against the risk of currency exchange rate fluctuations.

INTEREST RATE RISK - Interest Rate Risk involves the potential for decline in the Fund's yield (the rate of dividends the Fund pays) in the event of declining interest rates.

MARKET RISK - The Fund may invest in public and privately issued securities, which may include common and preferred stocks, bonds, warrants, and rights, as well as derivatives and financial instruments that attempt to track the price movement of securities indices. Investments in securities and derivatives in general are subject to market risks that may cause their prices to fluctuate over time. The Fund's investments may decline in value due to factors affecting securities markets generally, or particular countries, segments, economic sectors, industries or companies within those markets. The value of a security may decline due to general economic and market conditions which are not specifically related to a particular issuer, such as real or perceived adverse economic conditions or changes in interest or currency rates. The value of securities convertible into equity securities, such as warrants or convertible debt, is also affected by prevailing interest rates, the credit quality of the issuer and any call provision. Fluctuations in the value of securities and financial instruments in which the Fund invests will cause the net asset value of the Fund to fluctuate. Historically, the markets have moved in cycles, and the value of the Fund's securities and derivatives may fluctuate drastically from day to day.

NON-DIVERSIFICATION RISK - Because the Fund is non-diversified, it can invest in the securities of a limited number of issuers. To the extent that the Fund invests a significant percentage of its assets in a limited number of issuers,

                                [GRAPHIC OMITTED]

26

the Fund is subject to the risks of investing in those few issuers, and may be more susceptible to a single adverse economic or regulatory occurrence. As a result, changes in the market value of a single security could cause greater fluctuations in the value of Fund shares than would occur in a diversified fund.

SECTOR CONCENTRATION RISK - The Sector Concentration Risk applicable to each Fund is as follows:

      BANKING SECTOR CONCENTRATION RISK - The risk that the securities of issuers in the banking sector that the Banking Fund purchases will underperform the market as a whole. To the extent that the Banking Fund's investments are concentrated in Banking Companies, the Fund is subject to legislative or regulatory changes, adverse market conditions and/or increased competition affecting Banking Companies. The prices of the securities of Banking Companies may fluctuate widely due to the broadening of regional and national interstate banking powers, the reduction in the number of publicly-traded Banking Companies, and general economic conditions that could create exposure to credit losses.

      BASIC MATERIALS SECTOR CONCENTRATION RISK - The risk that the securities of issuers in the basic materials sector that the Basic Materials Fund purchases will underperform the market as a whole. To the extent that the Basic Materials Fund's investments are concentrated in issuers conducting business in the same economic sector, the Fund is subject to legislative or regulatory changes, adverse market conditions and/or increased competition affecting that economic sector. The prices of the securities of Basic Materials Companies may fluctuate widely due to the level and volatility of commodity prices, the exchange value of the U.S. Dollar, import controls, worldwide competition, liability for environmental damage, depletion of resources, and mandated expenditures for safety and pollution control devices.

      BIOTECHNOLOGY SECTOR CONCENTRATION RISK - The risk that the securities of issuers in the biotechnology sector that the Biotechnology Fund purchases will underperform the market as a whole. To the extent that the Biotechnology Fund's investments are concentrated in issuers conducting business in the same economic sector, the Fund is subject to legislative or regulatory changes, adverse market conditions and/or increased competition affecting that economic sector. The prices of the securities of Biotechnology Companies may fluctuate widely due to patent considerations, intense competition, rapid technological change and obsolescence, and regulatory requirements of the Food and Drug Administration, the Environmental Protection Agency, state and local governments, and foreign regulatory authorities.

                                [GRAPHIC OMITTED]

                                                                   PROSPECTUS 27

            CONSUMER PRODUCTS SECTOR CONCENTRATION RISK - The risk that the securities of issuers in the consumer products sector that the Consumer Products Fund purchases will underperform the market as a whole. To the extent that the Consumer Product Fund's investments are concentrated in issuers conducting business in the same economic sector, the Fund is subject to legislative or regulatory changes, adverse market conditions and/or increased competition affecting that economic sector. The performance of Consumer Products Companies has historically been closely tied to the performance of the overall economy, and is also affected by interest rates, competition, consumer confidence and relative levels of disposable household income and seasonal consumer spending. Changes in demographics and consumer tastes can also affect the demand for, and success of, consumer products in the marketplace.

            ELECTRONICS SECTOR CONCENTRATION RISK - The risk that the securities of issuers in the electronics sector that the Electronics Fund purchases will underperform the market as a whole. To the extent that the Electronics Fund's investments are concentrated in issuers conducting business in the same economic sector, the Fund is subject to legislative or regulatory changes, adverse market conditions and/or increased competition affecting that economic sector. The prices of the securities of Electronics Companies may fluctuate widely due to risks of rapid obsolescence of products, intense competition, the economic performance of their customers, high technology and research costs, and may face competition from subsidized foreign competitors with lower production costs.

            ENERGY SECTOR CONCENTRATION RISK - The risk that the securities of issuers in the energy sector that the Energy Fund purchases will underperform the market as a whole. To the extent that the Energy Fund's investments are concentrated in issuers conducting business in the same economic sector, the Fund is subject to legislative or regulatory changes, adverse market conditions and/or increased competition affecting that economic sector. The prices of the securities of Energy Companies may fluctuate widely due to changes in value and dividend yield, which depend largely on the price and supply of energy fuels, international political events relating to oil producing countries, energy conservation, the success of exploration projects, and tax and other governmental regulatory policies.

            ENERGY SERVICES SECTOR CONCENTRATION RISK - The risk that the securities of issuers in the energy services sector that the Energy Services Fund purchases will underperform the market as a whole. To the extent that the Energy Services Fund's investments are concentrated in issuers conducting business in the same economic sector, the Fund is subject to legislative or

                                [GRAPHIC OMITTED]

28

            regulatory changes, adverse market conditions and/or increased competition affecting that economic sector. The prices of the securities of Energy Services Companies may fluctuate widely due to the supply and demand both for their specific products or services and for energy products in general, the price of oil and gas, exploration and production spending, governmental regulation and environmental issues, and world events and economic conditions generally affecting energy supply companies.

            FINANCIAL SERVICES SECTOR CONCENTRATION RISK - The risk that the securities of issuers in the financial services sector that the Financial Services Fund purchases will underperform the market as a whole. To the extent that the Financial Services Fund's investments are concentrated in issuers conducting business in the same economic sector, the Fund is subject to legislative or regulatory changes, adverse market conditions and/or increased competition affecting that economic sector. Financial Services Companies are subject to extensive governmental regulation, which may limit both the amounts and types of loans and other financial commitments they can make, and the rates and fees they can charge. Profitability is largely dependent on the availability and cost of capital, and can fluctuate significantly when interest rates change. Credit losses resulting from financial difficulties of borrowers also can negatively impact the sector.

            HEALTH CARE SECTOR CONCENTRATION RISK - The risk that the securities of issuers in the health care sector that the Health Care Fund purchases will underperform the market as a whole. To the extent that the Health Care Fund's investments are concentrated in issuers conducting business in the same economic sector, the Fund is subject to legislative or regulatory changes, adverse market conditions and/or increased competition affecting that economic sector. The prices of the securities of Health Care Companies may fluctuate widely due to government regulation and approval of their products and services, which can have a significant effect on their price and availability. Furthermore, the types of products or services produced or provided by these companies may quickly become obsolete. Moreover, liability for products that are later alleged to be harmful or unsafe may be substantial, and may have a significant impact on a Health Care Company's market value and/or share price.

            INTERNET SECTOR CONCENTRATION RISK - The risk that the securities of issuers in the Internet sector that the Internet Fund purchases will underperform the market as a whole. To the extent that the Internet Fund's investments are concentrated in issuers conducting business in the same economic sector, the Fund is subject to legislative or regulatory changes, adverse market conditions and/or increased competition affecting that

                                [GRAPHIC OMITTED]

                                                                   PROSPECTUS 29

            economic sector. The prices of the securities of Internet Companies may fluctuate widely due to competitive pressures, increased sensitivity to short product cycles and aggressive pricing, problems related to bringing their products to market and rapid obsolescence of products.

            LEISURE SECTOR CONCENTRATION RISK - The risk that the securities of issuers in the leisure sector that the Leisure Fund purchases will underperform the market as a whole. To the extent that the Leisure Fund's investments are concentrated in issuers conducting business in the same economic sector, the Fund is subject to legislative or regulatory changes, adverse market conditions and/or increased competition affecting that economic sector. Securities of Leisure Companies may be considered speculative, and generally exhibit greater volatility than the overall market. The prices of the securities of Leisure Companies may fluctuate widely due to unpredictable earnings, due in part to changing consumer tastes and intense competition, strong reaction to technological developments and to the threat of increased government regulation, particularly in the gaming arena.

            PRECIOUS METALS SECTOR CONCENTRATION RISK - The risk that the relatively few securities of issuers in the mining industry that the Precious Metals Fund purchases will under perform the market as a whole. To the extent that the Precious Metals Fund's investments are concentrated in issuers conducting business in the same industry, the Fund is subject to legislative or regulatory changes, adverse market conditions and/or increased competition affecting that industry, as well as to the volatility of global prices for precious metals. The prices of precious metals and securities of Precious Metals Companies may fluctuate widely due to changes in inflation or inflation expectations, currency fluctuations, speculation, worldwide demand and political developments in precious metals producing countries.

            RETAILING SECTOR CONCENTRATION RISK - The risk that the securities of issuers in the retailing sector that the Retailing Fund purchases will underperform the market as a whole. To the extent that the Retailing Fund's investments are concentrated in issuers conducting business in the same economic sector, the Fund is subject to legislative or regulatory changes, adverse market conditions and/or increased competition affecting that economic sector. The prices of the securities of Retailing Companies may fluctuate widely due to consumer spending, which is affected by general economic conditions and consumer confidence levels. The retailing industry is highly competitive, and a Retailing Company's success is often tied to its ability to anticipate and react to changing consumer tastes. Many

                                [GRAPHIC OMITTED]

30

            Retailing Companies are thinly capitalized, and are dependent upon a relatively few number of business days to achieve their overall results.

            TECHNOLOGY SECTOR CONCENTRATION RISK - The risk that the securities of issuers in the technology sector that the Technology Fund purchases will underperform the market as a whole. To the extent that the Technology Fund's investments are concentrated in issuers conducting business in the same economic sector, the Fund is subject to legislative or regulatory changes, adverse market conditions and/or increased competition affecting that economic sector. The prices of the securities of Technology Companies may fluctuate widely due to competitive pressures, increased sensitivity to short product cycles and aggressive pricing, problems relating to bringing their products to market, very high price/earnings ratios, and high personnel turnover due to severe labor shortages for skilled technology professionals.

            TELECOMMUNICATIONS SECTOR CONCENTRATION RISK - The risk that the securities of issuers in the telecommunications sector that the Telecommunications Fund purchases will underperform the market as a whole. To the extent that the Telecommunications Fund's investments are concentrated in issuers conducting business in the same economic sector, the Fund is subject to legislative or regulatory changes, adverse market conditions and/or increased competition affecting that economic sector. The prices of the securities of Telecommunications Companies may fluctuate widely due to both federal and state regulations governing rates of return and services that may be offered, fierce competition for market share, and competitive challenges in the U.S. from foreign competitors engaged in strategic joint ventures with U.S. companies, and in foreign markets from both U.S. and foreign competitors. In addition, recent industry consolidation trends may lead to increased regulation of Telecommunications Companies in their primary markets.

            TRANSPORTATION SECTOR CONCENTRATION RISK - The risk that the securities of issuers in the transportation sector that the Transportation Fund purchases will underperform the market as a whole. To the extent that the Transportation Fund's investments are concentrated in issuers conducting business in the same economic sector, the Fund is subject to legislative or regulatory changes, adverse market conditions and/or increased competition affecting that economic sector. The prices of the securities of Transportation Companies may fluctuate widely due to their cyclical nature, occasional sharp price movements which may result from changes in the economy, fuel prices, labor agreements, and insurance costs, the recent trend of government deregulation, and increased competition from

                                [GRAPHIC OMITTED]

                                                                   PROSPECTUS 31

      foreign companies, many of which are partially funded by foreign governments and which may be less sensitive to short-term economic pressures.

      UTILITIES SECTOR CONCENTRATION RISK - The risk that the securities of issuers in the utilities sector that the Utilities Fund purchases will under-perform the market as a whole. To the extent that the Utilities Fund's investments are concentrated in issuers conducting business in the same economic sector, the Fund is subject to legislative or regulatory changes, adverse market conditions and/or increased competition affecting that economic sector. The prices of the securities of Utilities Companies may fluctuate widely due to government regulation; the effect of interest rates on capital financing; competitive pressures due to deregulation in the utilities industry; supply and demand for services; increased sensitivity to the cost of natural resources required for energy production; and environmental factors such as conservation of natural resources or pollution control.

SMALL-CAPITALIZATION AND MID-CAPITALIZATION SECURITIES RISK - In comparison to securities of companies with large capitalizations, securities of small-capitalization and medium-capitalization companies may have more price volatility, greater spreads between their bid and ask prices, significantly lower trading volumes, and cyclical or static growth prospects. Small-capitalization and medium-capitalization companies often have limited product lines, markets or financial resources, and may therefore be more vulnerable to adverse developments than large-capitalization companies. These securities may or may not pay dividends. Small-capitalization and medium-capitalization stocks may underperform other segments of the equity market or the equity market as a whole.

STABLE PRICE PER SHARE RISK - The Fund's assets are valued using the amortized cost method, which enables the Fund to maintain a stable price of $1.00 per share. ALTHOUGH THE FUND IS MANAGED TO MAINTAIN A STABLE PRICE PER SHARE OF $1.00, THERE IS NO GUARANTEE THAT THE PRICE WILL BE CONSTANTLY MAINTAINED, AND IT IS POSSIBLE TO LOSE MONEY. THE FUND IS NOT A BANK DEPOSIT AND IS NOT FEDERALLY INSURED OR GUARANTEED BY ANY GOVERNMENT AGENCY OR GUARANTEED TO ACHIEVE ITS OBJECTIVE.

                                [GRAPHIC OMITTED]

32


FUND PERFORMANCE
--------------------------------------------------------------------------------

The following bar charts show the performance of the Investor Class Shares of the Funds from year to year. The variability of performance over time provides an indication of the risks of investing in a Fund. The following tables show the performance of the Investor Class Shares of the Funds as an average over different periods of time in comparison to the performance of a broad market index. The figures in the bar charts and tables assume the reinvestment of dividends and capital gains distributions. The after-tax returns are calculated using the highest historical federal income and capital gains tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown. Returns After Taxes on Distributions assume a continued investment in a Fund and show the effect of taxes on Fund distributions. Returns After Taxes on Distributions and Sale of Fund Shares assume all shares were redeemed at the end of each measurement period, and show the effect of any taxable gain (or offsetting loss) on redemption, as well as the effects of taxes on Fund distributions. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. After-tax returns for other classes of shares will differ from those shown below. Of course, this past performance (before and after taxes) does not necessarily indicate how a Fund will perform in the future.

                                [GRAPHIC OMITTED]

                                                                   PROSPECTUS 33

BANKING FUND
--------------------------------------------------------------------------------

THE PERFORMANCE INFORMATION SHOWN BELOW FOR THE INVESTOR CLASS SHARES IS BASED ON A CALENDAR YEAR. THE YEAR-TO-DATE RETURN FOR THE PERIOD FROM JANUARY 1, 2007 THROUGH JUNE 30, 2007 IS -5.80%.

  [THE FOLLOWING TABLE WAS REPRESENTED BY A BAR CHART IN THE PRINTED MATERIAL.]

           1999    2000    2001    2002    2003    2004    2005    2006
         --------------------------------------------------------------
         -18.86   16.32   -2.02   -1.98   32.31   13.73   -3.35   10.52

Highest Quarter Return                                     Lowest Quarter Return
(quarter ended 9/30/2000) 22.02%               (quarter ended 9/30/1999) -18.20%

AVERAGE ANNUAL TOTAL RETURN
(FOR PERIODS ENDED DECEMBER 31, 2006)

                                                                 Since Inception
INVESTOR CLASS SHARES                 Past 1 Year  Past 5 Years    (4/1/1998)
--------------------------------------------------------------------------------
Return Before Taxes                      10.52%       9.52%           3.03%
Return After Taxes on Distributions      10.26%       8.89%           2.52%
Return After Taxes on Distributions
   and Sale of Fund Shares                6.83%       7.88%           2.27%
S&P 500 Index 1                          15.79%       6.19%           4.49%

1 THE S&P 500(R) INDEX IS AN UNMANAGED CAPITALIZATION-WEIGHTED INDEX COMPOSED OF 500 COMMON STOCKS, WHICH ARE CHOSEN BY STANDARD & POOR'S, A DIVISION OF THE MCGRAW-HILL COMPANY ("S&P") ON A STATISTICAL BASIS. RETURNS REFLECT NO DEDUCTION FOR FEES, EXPENSES, OR TAXES.

                                [GRAPHIC OMITTED]

34

BASIC MATERIALS FUND
--------------------------------------------------------------------------------

THE PERFORMANCE INFORMATION SHOWN BELOW FOR THE INVESTOR CLASS SHARES IS BASED ON A CALENDAR YEAR. THE YEAR-TO-DATE RETURN FOR THE PERIOD FROM JANUARY 1, 2007 THROUGH JUNE 30, 2007 IS 21.81%.

  [THE FOLLOWING TABLE WAS REPRESENTED BY A BAR CHART IN THE PRINTED MATERIAL.]

          1999     2000    2001     2002    2003    2004   2005    2006
         --------------------------------------------------------------
         21.90   -20.69   -0.45   -13.58   32.53   20.52   3.73   22.06

Highest Quarter Return                                     Lowest Quarter Return
(quarter ended 12/31/2000) 24.59%              (quarter ended 9/30/2002) -23.97%

AVERAGE ANNUAL TOTAL RETURN
(FOR PERIODS ENDED DECEMBER 31, 2006)

                                                                 Since Inception
INVESTOR CLASS SHARES                 Past 1 Year  Past 5 Years    (4/1/1998)
--------------------------------------------------------------------------------
Return Before Taxes                      22.06%       11.81%          3.17%
Return After Taxes on Distributions      21.73%       11.65%          3.03%
Return After Taxes on Distributions
   and Sale of Fund Shares               14.34%       10.23%          2.64%
S&P 500 Index 1                          15.79%        6.19%          4.49%

1 THE S&P 500(R) INDEX IS AN UNMANAGED CAPITALIZATION-WEIGHTED INDEX COMPOSED OF 500 COMMON STOCKS, WHICH ARE CHOSEN BY STANDARD & POOR'S, A DIVISION OF THE MCGRAW-HILL COMPANY ("S&P") ON A STATISTICAL BASIS. RETURNS REFLECT NO DEDUCTION FOR FEES, EXPENSES, OR TAXES.

                                [GRAPHIC OMITTED]

                                                                   PROSPECTUS 35

BIOTECHNOLOGY FUND
--------------------------------------------------------------------------------

THE PERFORMANCE INFORMATION SHOWN BELOW FOR THE INVESTOR CLASS SHARES IS BASED ON A CALENDAR YEAR. THE YEAR-TO-DATE RETURN FOR THE PERIOD FROM JANUARY 1, 2007 THROUGH JUNE 30, 2007 IS -0.28%.

  [THE FOLLOWING TABLE WAS REPRESENTED BY A BAR CHART IN THE PRINTED MATERIAL.]

          1999    2000     2001     2002    2003   2004    2005    2006
         --------------------------------------------------------------
         96.24   28.63   -16.82   -45.56   46.40   1.87   11.73   -3.07

Highest Quarter Return                                     Lowest Quarter Return
(quarter ended 12/31/1999) 46.37%              (quarter ended 6/30/2002) -33.51%

AVERAGE ANNUAL TOTAL RETURN
(FOR PERIODS ENDED DECEMBER 31, 2006)

                                                                 Since Inception
INVESTOR CLASS SHARES                 Past 1 Year  Past 5 Years    (4/1/1998)
--------------------------------------------------------------------------------
Return Before Taxes                      -3.07%       -2.54%          9.34%
Return After Taxes on Distributions      -3.07%       -2.54%          9.33%
Return After Taxes on Distributions
   and Sale of Fund Shares               -2.00%       -2.14%          8.28%
S&P 500 Index 1                          15.79%        6.19%          4.49%

1 THE S&P 500(R) INDEX IS AN UNMANAGED CAPITALIZATION-WEIGHTED INDEX COMPOSED OF 500 COMMON STOCKS, WHICH ARE CHOSEN BY STANDARD & POOR'S, A DIVISION OF THE MCGRAW-HILL COMPANY ("S&P") ON A STATISTICAL BASIS. RETURNS REFLECT NO DEDUCTION FOR FEES, EXPENSES, OR TAXES.

                                [GRAPHIC OMITTED]

36

CONSUMER PRODUCTS FUND
--------------------------------------------------------------------------------

THE PERFORMANCE INFORMATION SHOWN BELOW FOR THE INVESTOR CLASS SHARES IS BASED ON A CALENDAR YEAR. THE YEAR-TO-DATE RETURN FOR THE PERIOD FROM JANUARY 1, 2007 THROUGH JUNE 30, 2007 IS 5.28%.

  [THE FOLLOWING TABLE WAS REPRESENTED BY A BAR CHART IN THE PRINTED MATERIAL.]

          1999     2000    2001    2002    2003    2004    2005    2006
          -------------------------------------------------------------
          2.32   -12.91   -2.79   -3.58   21.65   13.27   -0.56   17.25

Highest Quarter Return                                     Lowest Quarter Return
(quarter ended 12/31/1999) 15.70%              (quarter ended 3/31/2000) -17.29%

AVERAGE ANNUAL TOTAL RETURN
(FOR PERIODS ENDED DECEMBER 31, 2006)

                                                                 Since Inception
INVESTOR CLASS SHARES                 Past 1 Year  Past 5 Years    (7/6/1998)
--------------------------------------------------------------------------------
Return Before Taxes                      17.25%        9.15%          2.60%
Return After Taxes on Distributions      17.17%        8.96%          2.32%
Return After Taxes on Distributions
   and Sale of Fund Shares               11.21%        7.84%          2.05%
S&P 500 Index 1                          15.79%        6.19%          4.05%

1 THE S&P 500(R) INDEX IS AN UNMANAGED CAPITALIZATION-WEIGHTED INDEX COMPOSED OF 500 COMMON STOCKS, WHICH ARE CHOSEN BY STANDARD & POOR'S, A DIVISION OF THE MCGRAW-HILL COMPANY ("S&P") ON A STATISTICAL BASIS. RETURNS REFLECT NO DEDUCTION FOR FEES, EXPENSES, OR TAXES.

                                [GRAPHIC OMITTED]

                                                                   PROSPECTUS 37

ELECTRONICS FUND
--------------------------------------------------------------------------------

THE PERFORMANCE INFORMATION SHOWN BELOW FOR THE INVESTOR CLASS SHARES IS BASED ON A CALENDAR YEAR. THE YEAR-TO-DATE RETURN FOR THE PERIOD FROM JANUARY 1, 2007 THROUGH JUNE 30, 2007 IS 9.08%.

  [THE FOLLOWING TABLE WAS REPRESENTED BY A BAR CHART IN THE PRINTED MATERIAL.]

          1999     2000     2001     2002    2003     2004   2005   2006
        ----------------------------------------------------------------
        121.57   -18.00   -29.31   -49.16   72.74   -20.95   4.66   6.42

Highest Quarter Return                                     Lowest Quarter Return
(quarter ended 12/31/1999) 48.46%              (quarter ended 9/30/2002) -38.62%

AVERAGE ANNUAL TOTAL RETURN
(FOR PERIODS ENDED DECEMBER 31, 2006)

                                                                 Since Inception
INVESTOR CLASS SHARES                 Past 1 Year  Past 5 Years    (4/1/1998)
--------------------------------------------------------------------------------
Return Before Taxes                      6.42%        -5.02%          2.60%
Return After Taxes on Distributions      6.42%        -5.02%          2.57%
Return After Taxes on Distributions
   and Sale of Fund Shares               4.17%        -4.19%          2.23%
S&P 500 Index 1                         15.79%         6.19%          4.49%

1 THE S&P 500(R) INDEX IS AN UNMANAGED CAPITALIZATION-WEIGHTED INDEX COMPOSED OF 500 COMMON STOCKS, WHICH ARE CHOSEN BY STANDARD & POOR'S, A DIVISION OF THE MCGRAW-HILL COMPANY ("S&P") ON A STATISTICAL BASIS. RETURNS REFLECT NO DEDUCTION FOR FEES, EXPENSES, OR TAXES.

                                [GRAPHIC OMITTED]

38

ENERGY FUND
--------------------------------------------------------------------------------

THE PERFORMANCE INFORMATION SHOWN BELOW FOR THE INVESTOR CLASS SHARES IS BASED ON A CALENDAR YEAR. THE YEAR-TO-DATE RETURN FOR THE PERIOD FROM JANUARY 1, 2007 THROUGH JUNE 30, 2007 IS 19.99%.

  [THE FOLLOWING TABLE WAS REPRESENTED BY A BAR CHART IN THE PRINTED MATERIAL.]

          1999    2000     2001     2002    2003    2004    2005    2006
         ---------------------------------------------------------------
         18.68   22.81   -13.12   -13.22   23.97   32.49   38.77   11.93

Highest Quarter Return                                     Lowest Quarter Return
(quarter ended 9/30/2005) 20.34%               (quarter ended 9/30/2002) -18.42%

AVERAGE ANNUAL TOTAL RETURN
(FOR PERIODS ENDED DECEMBER 31, 2006)

                                                                 Since Inception
INVESTOR CLASS SHARES                 Past 1 Year  Past 5 Years   (4/21/1998)
--------------------------------------------------------------------------------
Return Before Taxes                     11.93%        17.23%         10.28%
Return After Taxes on Distributions     11.64%        17.02%         10.11%
Return After Taxes on Distributions
   and Sale of Fund Shares               8.18%        15.16%          9.06%
S&P 500 Index 1                         15.79%         6.19%          4.31%

1 THE S&P 500(R) INDEX IS AN UNMANAGED CAPITALIZATION-WEIGHTED INDEX COMPOSED OF 500 COMMON STOCKS, WHICH ARE CHOSEN BY STANDARD & POOR'S, A DIVISION OF THE MCGRAW-HILL COMPANY ("S&P") ON A STATISTICAL BASIS. RETURNS REFLECT NO DEDUCTION FOR FEES, EXPENSES, OR TAXES.

                                [GRAPHIC OMITTED]

                                                                   PROSPECTUS 39

ENERGY SERVICES FUND
--------------------------------------------------------------------------------

THE PERFORMANCE INFORMATION SHOWN BELOW FOR THE INVESTOR CLASS SHARES IS BASED ON A CALENDAR YEAR. THE YEAR-TO-DATE RETURN FOR THE PERIOD FROM JANUARY 1, 2007 THROUGH JUNE 30, 2007 IS 27.24%.

  [THE FOLLOWING TABLE WAS REPRESENTED BY A BAR CHART IN THE PRINTED MATERIAL.]

          1999    2000     2001     2002   2003    2004    2005    2006
         --------------------------------------------------------------
         44.83   41.37   -31.79   -10.36   8.69   34.72   48.53   11.15

Highest Quarter Return                                     Lowest Quarter Return
(quarter ended 3/31/2000) 32.81%               (quarter ended 9/30/2001) -30.87%

AVERAGE ANNUAL TOTAL RETURN
(FOR PERIODS ENDED DECEMBER 31, 2006)

                                                                 Since Inception
INVESTOR CLASS SHARES                 Past 1 Year  Past 5 Years    (4/1/1998)
--------------------------------------------------------------------------------
Return Before Taxes                      11.15%       16.73%          4.46%
Return After Taxes on Distributions      11.15%       16.73%          4.46%
Return After Taxes on Distributions
   and Sale of Fund Shares                7.25%       14.78%          3.88%
S&P 500 Index 1                          15.79%        6.19%          4.49%

1 THE S&P 500(R) INDEX IS AN UNMANAGED CAPITALIZATION-WEIGHTED INDEX COMPOSED OF 500 COMMON STOCKS, WHICH ARE CHOSEN BY STANDARD & POOR'S, A DIVISION OF THE MCGRAW-HILL COMPANY ("S&P") ON A STATISTICAL BASIS. RETURNS REFLECT NO DEDUCTION FOR FEES, EXPENSES, OR TAXES.

                                [GRAPHIC OMITTED]

40

FINANCIAL SERVICES FUND
--------------------------------------------------------------------------------

THE PERFORMANCE INFORMATION SHOWN BELOW FOR THE INVESTOR CLASS SHARES IS BASED ON A CALENDAR YEAR. THE YEAR-TO-DATE RETURN FOR THE PERIOD FROM JANUARY 1, 2007 THROUGH JUNE 30, 2007 IS -1.11%.

  [THE FOLLOWING TABLE WAS REPRESENTED BY A BAR CHART IN THE PRINTED MATERIAL.]

          1999    2000     2001     2002    2003    2004   2005    2006
         --------------------------------------------------------------
         -1.46   21.78   -12.96   -15.94   29.71   17.24   3.34   16.10

Highest Quarter Return                                     Lowest Quarter Return
(quarter ended 9/30/2000) 22.80%               (quarter ended 9/30/2002) -19.61%

AVERAGE ANNUAL TOTAL RETURN
(FOR PERIODS ENDED DECEMBER 31, 2006)

                                                                 Since Inception
INVESTOR CLASS SHARES                 Past 1 Year  Past 5 Years     (4/2/1998)
--------------------------------------------------------------------------------
Return Before Taxes                     16.10%        8.93%           4.76%
Return After Taxes on Distributions     15.92%        8.73%           4.60%
Return After Taxes on Distributions
   and Sale of Fund Shares              10.46%        7.64%           4.04%
S&P 500 Index 1                         15.79%        6.19%           4.36%

1 THE S&P 500(R) INDEX IS AN UNMANAGED CAPITALIZATION-WEIGHTED INDEX COMPOSED OF 500 COMMON STOCKS, WHICH ARE CHOSEN BY STANDARD & POOR'S, A DIVISION OF THE MCGRAW-HILL COMPANY ("S&P") ON A STATISTICAL BASIS. RETURNS REFLECT NO DEDUCTION FOR FEES, EXPENSES, OR TAXES.

                                [GRAPHIC OMITTED]

                                                                   PROSPECTUS 41

HEALTH CARE FUND
--------------------------------------------------------------------------------

THE PERFORMANCE INFORMATION SHOWN BELOW FOR THE INVESTOR CLASS SHARES IS BASED ON A CALENDAR YEAR. THE YEAR-TO-DATE RETURN FOR THE PERIOD FROM JANUARY 1, 2007 THROUGH JUNE 30, 2007 IS 6.69%.

  [THE FOLLOWING TABLE WAS REPRESENTED BY A BAR CHART IN THE PRINTED MATERIAL.]

           1999    2000     2001     2002    2003   2004    2005   2006
         --------------------------------------------------------------
         -13.06   31.07   -12.58   -20.05   32.39   6.26   10.62   4.70

Highest Quarter Return                                     Lowest Quarter Return
(quarter ended 6/30/2000) 16.88%               (quarter ended 6/30/2002) -15.49%

AVERAGE ANNUAL TOTAL RETURN
(FOR PERIODS ENDED DECEMBER 31, 2006)

                                                                 Since Inception
INVESTOR CLASS SHARES                 Past 1 Year  Past 5 Years    (4/17/1998)
--------------------------------------------------------------------------------
Return Before Taxes                      4.70%        5.43%           4.72%
Return After Taxes on Distributions      4.70%        5.43%           4.72%
Return After Taxes on Distributions
   and Sale of Fund Shares               3.05%        4.68%           4.11%
S&P 500 Index 1                         15.79%        6.19%           4.35%

1 THE S&P 500(R) INDEX IS AN UNMANAGED CAPITALIZATION-WEIGHTED INDEX COMPOSED OF 500 COMMON STOCKS, WHICH ARE CHOSEN BY STANDARD & POOR'S, A DIVISION OF THE MCGRAW-HILL COMPANY ("S&P") ON A STATISTICAL BASIS. RETURNS REFLECT NO DEDUCTION FOR FEES, EXPENSES, OR TAXES.

                                [GRAPHIC OMITTED]

42

INTERNET FUND
--------------------------------------------------------------------------------

THE PERFORMANCE INFORMATION SHOWN BELOW FOR THE INVESTOR CLASS SHARES IS BASED ON A CALENDAR YEAR. THE YEAR-TO-DATE RETURN FOR THE PERIOD FROM JANUARY 1, 2007 THROUGH JUNE 30, 2007 IS 10.28%.

  [THE FOLLOWING TABLE WAS REPRESENTED BY A BAR CHART IN THE PRINTED MATERIAL.]

                   2001     2002    2003    2004    2005   2006
                 ----------------------------------------------
                 -46.13   -43.49   64.02   12.89   -2.03   8.23

Highest Quarter Return                                     Lowest Quarter Return
(quarter ended 12/31/2001) 39.11%              (quarter ended 9/30/2001) -44.57%

AVERAGE ANNUAL TOTAL RETURN
(FOR PERIODS ENDED DECEMBER 31, 2006)

                                                                 Since Inception
INVESTOR CLASS SHARES                 Past 1 Year  Past 5 Years     (4/6/2000)
--------------------------------------------------------------------------------
Return Before Taxes                      8.23%        2.10%          -21.03%
Return After Taxes on Distributions      8.23%        2.10%          -21.03%
Return After Taxes on Distributions
   and Sale of Fund Shares               5.35%        1.79%          -15.43%
S&P 500 Index 1                         15.79%        6.19%            0.80%

1 THE S&P 500(R) INDEX IS AN UNMANAGED CAPITALIZATION-WEIGHTED INDEX COMPOSED OF 500 COMMON STOCKS, WHICH ARE CHOSEN BY STANDARD & POOR'S, A DIVISION OF THE MCGRAW-HILL COMPANY ("S&P") ON A STATISTICAL BASIS. RETURNS REFLECT NO DEDUCTION FOR FEES, EXPENSES, OR TAXES.

                                [GRAPHIC OMITTED]

                                                                   PROSPECTUS 43

LEISURE FUND
--------------------------------------------------------------------------------

THE PERFORMANCE INFORMATION SHOWN BELOW FOR THE INVESTOR CLASS SHARES IS BASED ON A CALENDAR YEAR. THE YEAR-TO-DATE RETURN FOR THE PERIOD FROM JANUARY 1, 2007 THROUGH JUNE 30, 2007 IS 1.79%.

  [THE FOLLOWING TABLE WAS REPRESENTED BY A BAR CHART IN THE PRINTED MATERIAL.]

            1999   2000    2001    2002   2003   2004   2005   2006
            --------------------------------------------------------
            9.37  -22.31  -17.54  -15.31  34.35  23.22  -5.25  21.46

Highest Quarter Return                                     Lowest Quarter Return
(quarter ended 6/30/2003) 18.74%               (quarter ended 9/30/2001) -35.92%

AVERAGE ANNUAL TOTAL RETURN
(FOR PERIODS ENDED DECEMBER 31, 2006)

                                                                 Since Inception
INVESTOR CLASS SHARES               Past 1 Year   Past 5 Years      (4/1/1998)
--------------------------------------------------------------------------------
Return Before Taxes                    21.46%        10.04%           2.12%
Return After Taxes on Distributions    21.46%        10.04%           2.08%
Return After Taxes on
   Distributions and Sale of Fund
   Shares                              13.95%         8.75%           1.80%
S&P 500 Index 1                        15.79%         6.19%           4.49%

1 THE S&P 500(R) INDEX IS AN UNMANAGED CAPITALIZATION-WEIGHTED INDEX COMPOSED OF 500 COMMON STOCKS, WHICH ARE CHOSEN BY STANDARD & POOR'S, A DIVISION OF THE MCGRAW-HILL COMPANY ("S&P") ON A STATISTICAL BASIS. RETURNS REFLECT NO DEDUCTION FOR FEES, EXPENSES, OR TAXES.

                                [GRAPHIC OMITTED]

44

PRECIOUS METALS FUND
--------------------------------------------------------------------------------

THE PERFORMANCE INFORMATION SHOWN BELOW FOR THE INVESTOR CLASS SHARES IS BASED ON A CALENDAR YEAR. THE YEAR-TO-DATE RETURN FOR THE PERIOD FROM JANUARY 1, 2007 THROUGH JUNE 30, 2007 IS -0.83%.

  [THE FOLLOWING TABLE WAS REPRESENTED BY A BAR CHART IN THE PRINTED MATERIAL.]

     1997    1998   1999   2000    2001   2002   2003   2004    2005   2006
    -----------------------------------------------------------------------
    -37.62  -14.42  0.00  -21.79  18.66  48.24  42.31  -14.12  21.55  21.57

Highest Quarter Return                                     Lowest Quarter Return
(quarter ended 3/31/2002) 32.48%              (quarter ended 12/31/1997) -32.91%

AVERAGE ANNUAL TOTAL RETURN
(FOR PERIODS ENDED DECEMBER 31, 2006)

INVESTOR CLASS SHARES                   Past 1 Year  Past 5 Years  Past 10 Years
--------------------------------------------------------------------------------
Return Before Taxes                        21.57%       21.77%         2.87%
Return After Taxes on Distributions        21.57%       21.77%         2.84%
Return After Taxes on Distributions and
   Sale of Fund Shares                     14.02%       19.39%         2.46%
S&P 500 Index 1                            15.79%        6.19%         8.42%

1 THE S&P 500(R) INDEX IS AN UNMANAGED CAPITALIZATION-WEIGHTED INDEX COMPOSED OF 500 COMMON STOCKS, WHICH ARE CHOSEN BY STANDARD & POOR'S, A DIVISION OF THE MCGRAW-HILL COMPANY ("S&P") ON A STATISTICAL BASIS. RETURNS REFLECT NO DEDUCTION FOR FEES, EXPENSES, OR TAXES.

                                [GRAPHIC OMITTED]

                                                                   PROSPECTUS 45

RETAILING FUND
--------------------------------------------------------------------------------

THE PERFORMANCE INFORMATION SHOWN BELOW FOR THE INVESTOR CLASS SHARES IS BASED ON A CALENDAR YEAR. THE YEAR-TO-DATE RETURN FOR THE PERIOD FROM JANUARY 1, 2007 THROUGH JUNE 30, 2007 IS 5.87%.

  [THE FOLLOWING TABLE WAS REPRESENTED BY A BAR CHART IN THE PRINTED MATERIAL.]

               1999    2000  2001   2002    2003  2004  2005  2006
              ----------------------------------------------------
              12.91  -24.06  3.23  -23.44  33.85  9.33  4.76  9.32

Highest Quarter Return                                     Lowest Quarter Return
(quarter ended 12/31/2001) 20.89%              (quarter ended 9/30/2002) -18.46%

AVERAGE ANNUAL TOTAL RETURN
(FOR PERIODS ENDED DECEMBER 31, 2006)

                                                                 Since Inception
INVESTOR CLASS SHARES                 Past 1 Year  Past 5 Years     (4/1/1998)
--------------------------------------------------------------------------------
Return Before Taxes                      9.32%         5.11%          3.99%
Return After Taxes on
   Distributions                         9.32%         5.11%          3.95%
Return After Taxes on Distributions
   and Sale of Fund Shares               6.06%         4.41%          3.43%
S&P 500 Index 1                         15.79%         6.19%          4.49%

1 THE S&P 500(R) INDEX IS AN UNMANAGED CAPITALIZATION-WEIGHTED INDEX COMPOSED OF 500 COMMON STOCKS, WHICH ARE CHOSEN BY STANDARD & POOR'S, A DIVISION OF THE MCGRAW-HILL COMPANY ("S&P") ON A STATISTICAL BASIS. RETURNS REFLECT NO DEDUCTION FOR FEES, EXPENSES, OR TAXES.

                                [GRAPHIC OMITTED]

46

TECHNOLOGY FUND
--------------------------------------------------------------------------------

THE PERFORMANCE INFORMATION SHOWN BELOW FOR THE INVESTOR CLASS SHARES IS BASED ON A CALENDAR YEAR. THE YEAR-TO-DATE RETURN FOR THE PERIOD FROM JANUARY 1, 2007 THROUGH JUNE 30, 2007 IS 11.70%.

  [THE FOLLOWING TABLE WAS REPRESENTED BY A BAR CHART IN THE PRINTED MATERIAL.]

              1999   2000    2001    2002   2003   2004  2005  2006
             ------------------------------------------------------
             81.16  -38.75  -29.14  -40.38  57.16  0.18  2.48  6.40

Highest Quarter Return                                     Lowest Quarter Return
(quarter ended 12/31/1999) 39.65%              (quarter ended 9/30/2001) -32.26%

AVERAGE ANNUAL TOTAL RETURN
(FOR PERIODS ENDED DECEMBER 31, 2006)

                                                                 Since Inception
INVESTOR CLASS SHARES                 Past 1 Year  Past 5 Years    (4/14/1998)
--------------------------------------------------------------------------------
Return Before Taxes                      6.40%        0.47%           2.44%
Return After Taxes on Distributions      6.40%        0.45%           2.43%
Return After Taxes on Distributions
   and Sale of Fund Shares               4.16%        0.38%           2.10%
S&P 500 Index 1                         15.79%        6.19%           4.42%

1 THE S&P 500(R) INDEX IS AN UNMANAGED CAPITALIZATION-WEIGHTED INDEX COMPOSED OF 500 COMMON STOCKS, WHICH ARE CHOSEN BY STANDARD & POOR'S, A DIVISION OF THE MCGRAW-HILL COMPANY ("S&P") ON A STATISTICAL BASIS. RETURNS REFLECT NO DEDUCTION FOR FEES, EXPENSES, OR TAXES.

                                [GRAPHIC OMITTED]

                                                                   PROSPECTUS 47

TELECOMMUNICATIONS FUND
--------------------------------------------------------------------------------

THE PERFORMANCE INFORMATION SHOWN BELOW FOR THE INVESTOR CLASS SHARES IS BASED ON A CALENDAR YEAR. THE YEAR-TO-DATE RETURN FOR THE PERIOD FROM JANUARY 1, 2007 THROUGH JUNE 30, 2007 IS 16.09%.

  [THE FOLLOWING TABLE WAS REPRESENTED BY A BAR CHART IN THE PRINTED MATERIAL.]

            1999   2000    2001    2002   2003    2004  2005    2006
           ---------------------------------------------------------
           58.59  -39.41  -46.82  -43.04  31.78  13.26  -0.38  19.06

Highest Quarter Return                                     Lowest Quarter Return
(quarter ended 12/31/2002) 36.36%              (quarter ended 3/31/2001) -32.86%

AVERAGE ANNUAL TOTAL RETURN
(FOR PERIODS ENDED DECEMBER 31, 2006)

                                                                 Since Inception
INVESTOR CLASS SHARES                 Past 1 Year  Past 5 Years     (4/1/1998)
--------------------------------------------------------------------------------
Return Before Taxes                     19.06%         0.17%         -4.97%
Return After Taxes on Distributions     18.81%        -0.08%         -5.12%
Return After Taxes on Distributions
   and Sale of Fund Shares              12.39%        -0.01%         -4.17%
S&P 500 Index 1                         15.79%         6.19%          4.49%

1 THE S&P 500(R) INDEX IS AN UNMANAGED CAPITALIZATION-WEIGHTED INDEX COMPOSED OF 500 COMMON STOCKS, WHICH ARE CHOSEN BY STANDARD & POOR'S, A DIVISION OF THE MCGRAW-HILL COMPANY ("S&P") ON A STATISTICAL BASIS. RETURNS REFLECT NO DEDUCTION FOR FEES, EXPENSES, OR TAXES.

                                [GRAPHIC OMITTED]

48

TRANSPORTATION FUND
--------------------------------------------------------------------------------

THE PERFORMANCE INFORMATION SHOWN BELOW FOR THE INVESTOR CLASS SHARES IS BASED ON A CALENDAR YEAR. THE YEAR-TO-DATE RETURN FOR THE PERIOD FROM JANUARY 1, 2007 THROUGH JUNE 30, 2007 IS 8.30%.

  [THE FOLLOWING TABLE WAS REPRESENTED BY A BAR CHART IN THE PRINTED MATERIAL.]

              1999   2000   2001   2002    2003   2004  2005  2006
             -----------------------------------------------------
             -18.36  0.46  -3.48  -13.01  18.56  21.83  7.78  7.41

Highest Quarter Return                                     Lowest Quarter Return
(quarter ended 12/31/2001) 19.70%              (quarter ended 9/30/1999) -19.91%

AVERAGE ANNUAL TOTAL RETURN
(FOR PERIODS ENDED DECEMBER 31, 2006)

                                                                 Since Inception
INVESTOR CLASS SHARES                 Past 1 Year  Past 5 Years     (4/1/1998)
--------------------------------------------------------------------------------
Return Before Taxes                      7.41%        7.78%          -0.85%
Return After Taxes on Distributions      7.41%        7.78%          -0.85%
Return After Taxes on Distributions
   and Sale of Fund Shares               4.81%        6.75%          -0.72%
S&P 500 Index 1                         15.79%        6.19%           4.36%

1 THE S&P 500(R) INDEX IS AN UNMANAGED CAPITALIZATION-WEIGHTED INDEX COMPOSED OF 500 COMMON STOCKS, WHICH ARE CHOSEN BY STANDARD & POOR'S, A DIVISION OF THE MCGRAW-HILL COMPANY ("S&P") ON A STATISTICAL BASIS. RETURNS REFLECT NO DEDUCTION FOR FEES, EXPENSES, OR TAXES.

                                [GRAPHIC OMITTED]

                                                                   PROSPECTUS 49

UTILITIES FUND
--------------------------------------------------------------------------------

THE PERFORMANCE INFORMATION SHOWN BELOW FOR THE INVESTOR CLASS SHARES IS BASED ON A CALENDAR YEAR. THE YEAR-TO-DATE RETURN FOR THE PERIOD FROM JANUARY 1, 2007 THROUGH JUNE 30, 2007 IS 7.01%.

  [THE FOLLOWING TABLE WAS REPRESENTED BY A BAR CHART IN THE PRINTED MATERIAL.]

                    2001    2002    2003   2004   2005   2006
                   ------------------------------------------
                   -24.33  -32.37  25.41  16.64  10.17  20.38

Highest Quarter Return                                     Lowest Quarter Return
(quarter ended 6/30/2003) 20.39%               (quarter ended 9/30/2002) -23.13%

AVERAGE ANNUAL TOTAL RETURN
(FOR PERIODS ENDED DECEMBER 31, 2006)

                                                                Since Inception
INVESTOR CLASS SHARES                 Past 1 Year  Past 5 Years     (4/3/2000)
--------------------------------------------------------------------------------
Return Before Taxes                      20.38%       5.58%           2.51%
Return After Taxes on Distributions      19.87%       4.65%           1.50%
Return After Taxes on Distributions
   and Sale of Fund Shares               13.25%       4.18%           1.47%
S&P 500 Index 1                          15.79%       6.19%           0.76%

1 THE S&P 500(R) INDEX IS AN UNMANAGED CAPITALIZATION-WEIGHTED INDEX COMPOSED OF 500 COMMON STOCKS, WHICH ARE CHOSEN BY STANDARD & POOR'S, A DIVISION OF THE MCGRAW-HILL COMPANY ("S&P") ON A STATISTICAL BASIS. RETURNS REFLECT NO DEDUCTION FOR FEES, EXPENSES, OR TAXES.

                                [GRAPHIC OMITTED]

50

U.S. GOVERNMENT MONEY MARKET FUND
--------------------------------------------------------------------------------

THE PERFORMANCE INFORMATION SHOWN BELOW FOR THE INVESTOR CLASS SHARES IS BASED ON A CALENDAR YEAR. THE YEAR-TO-DATE RETURN FOR THE PERIOD FROM JANUARY 1, 2007 THROUGH JUNE 30, 2007 IS 2.13%.

  [THE FOLLOWING TABLE WAS REPRESENTED BY A BAR CHART IN THE PRINTED MATERIAL.]

           1997  1998  1999  2000  2001  2002  2003  2004  2005  2006
           ----------------------------------------------------------
           4.57  4.63  4.28  5.41  3.33  0.86  0.24  0.44  2.31  4.04

Highest Quarter Return                                     Lowest Quarter Return
(quarter ended 12/31/2000) 1.45%                 (quarter ended 3/31/2004) 0.03%

AVERAGE ANNUAL TOTAL RETURN
(FOR PERIODS ENDED DECEMBER 31, 2006)

INVESTOR CLASS SHARES                   Past 1 Year  Past 5 Years  Past 10 Years
--------------------------------------------------------------------------------
Return Before Taxes                        4.04%         1.57%         3.00%
90 Day Treasury Composite Index 2          4.87%         2.42%         3.84%

YIELD

Call 800.820.0888 for the U.S. Government Money Market Fund's current yield.

2 THE 90 DAY TREASURY COMPOSITE INDEX IS AN UNMANAGED INDEX THAT IS A WIDELY RECOGNIZED INDICATOR OF GENERAL MONEY MARKET PERFORMANCE. RETURNS REFLECT NO DEDUCTION FOR FEES, EXPENSES OR TAXES.

                                [GRAPHIC OMITTED]

                                                                   PROSPECTUS 51

--------------------------------------------------------------------------------

THIS PAGE INTENTIONALLY LEFT BLANK.

                                [GRAPHIC OMITTED]

52


FUND FEES AND EXPENSES
--------------------------------------------------------------------------------

The tables below describe the fees and expenses that you may pay if you buy and hold Investor Class Shares of the Funds described in this Prospectus.

                                                                      BANKING        BASIC MATERIALS
INVESTOR CLASS SHARES                                                   FUND               FUND
----------------------------------------------------------------------------------------------------
SHAREHOLDER FEES 1                                                       None              None

ANNUAL FUND OPERATING EXPENSES
(EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)

Management Fees                                                          0.85%             0.85%

Distribution And/Or Shareholder Service (12b-1) Fees                     None              None

Other Expenses                                                           0.47%             0.51%
                                                                 -----------------------------------

Total Annual Fund Operating Expenses                                     1.32%             1.36%
                                                                 ===================================

                                                                      FINANCIAL        HEALTH CARE
                                                                    SERVICES FUND          FUND
----------------------------------------------------------------------------------------------------
SHAREHOLDER FEES 1                                                       None              None

ANNUAL FUND OPERATING EXPENSES
(EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)

Management Fees                                                          0.85%             0.85%

Distribution And/Or Shareholder Service (12b-1) Fees                     None              None

Other Expenses                                                           0.49%             0.50%
                                                                 -----------------------------------

Total Annual Fund Operating Expenses                                     1.34%             1.35%
                                                                 ===================================

                                                                 TELECOMMUNICATIONS  TRANSPORTATION
                                                                        FUND              FUND
----------------------------------------------------------------------------------------------------
SHAREHOLDER FEES 1                                                       None              None

ANNUAL FUND OPERATING EXPENSES
(EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)

Management Fees                                                          0.85%             0.85%

Distribution And/Or Shareholder Service (12b-1) Fees                     None              None

Other Expenses                                                           0.52%             0.51%
                                                                 -----------------------------------

Total Annual Fund Operating Expenses                                     1.37%             1.36%
                                                                 ===================================

1 THE FUNDS MAY IMPOSE A WIRE TRANSFER CHARGE OF $15 ON CERTAIN REDEMPTIONS UNDER $5,000 FOR ACCOUNTS HELD DIRECTLY THROUGH THE FUNDS' TRANSFER AGENT.

                                [GRAPHIC OMITTED]

                                                                   PROSPECTUS 53

                                                            BIOTECHNOLOGY      CONSUMER     ELECTRONICS    ENERGY        ENERGY
INVESTOR CLASS SHARES                                            FUND       PRODUCTS FUND       FUND        FUND      SERVICES FUND
------------------------------------------------------------------------------------------------------------------------------------
SHAREHOLDER FEES 1                                              None            None           None         None           None

ANNUAL FUND OPERATING EXPENSES
(EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)

Management Fees                                                 0.85%           0.85%          0.85%        0.85%          0.85%

Distribution And/Or Shareholder Service (12b-1) Fees            None            None           None         None           None

Other Expenses                                                  0.52%           0.52%          0.52%        0.51%          0.51%
                                                            ------------------------------------------------------------------------

Total Annual Fund Operating Expenses                            1.37%           1.37%          1.37%        1.36%          1.36%
                                                            ========================================================================

                                                              INTERNET        LEISURE         PRECIOUS    RETAILING    TECHNOLOGY
                                                                FUND            FUND        METALS FUND     FUND          FUND
------------------------------------------------------------------------------------------------------------------------------------
SHAREHOLDER FEES 1                                              None            None           None         None           None

ANNUAL FUND OPERATING EXPENSES
(EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)

Management Fees                                                 0.85%           0.85%          0.75%        0.85%          0.85%

Distribution And/Or Shareholder Service (12b-1) Fees            None            None           None         None           None

Other Expenses                                                  0.52%           0.52%          0.51%        0.51%          0.51%
                                                              ----------------------------------------------------------------------

Total Annual Fund Operating Expenses                            1.37%           1.37%          1.26%        1.36%          1.36%
                                                              ======================================================================

                                                              UTILITIES      U.S. GOVERNMENT
                                                                FUND        MONEY MARKET FUND
---------------------------------------------------------------------------------------------
SHAREHOLDER FEES 1                                              None               None
ANNUAL FUND OPERATING EXPENSES
(EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)

Management Fees                                                 0.85%              0.50%

Distribution And/Or Shareholder Service (12b-1) Fees            None               None

Other Expenses                                                  0.52%              0.42%
                                                              -------------------------------

Total Annual Fund Operating Expenses                            1.37%              0.92%
                                                              ===============================

                                [GRAPHIC OMITTED]

54

FUND FEES AND EXPENSES (CONTINUED)
--------------------------------------------------------------------------------

EXAMPLE

The Examples that follow are intended to help you compare the cost of investing in Investor Class Shares of the Funds with the cost of investing in other mutual funds.

The Examples assume that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year and that the Funds' operating expenses remain the same. Although your actual costs may be higher or lower, the Examples reflect your cost based on these assumptions.


FUND                                     1 YEAR   3 YEARS    5 YEARS    10 YEARS
--------------------------------------------------------------------------------

BANKING                                   $134      $418       $723      $1,590
BASIC MATERIALS                           $138      $431       $745      $1,635
BIOTECHNOLOGY                             $139      $434       $750      $1,646
CONSUMER PRODUCTS                         $139      $434       $750      $1,646
ELECTRONICS                               $139      $434       $750      $1,646
ENERGY                                    $138      $431       $745      $1,635
ENERGY SERVICES                           $138      $431       $745      $1,635
FINANCIAL SERVICES                        $136      $425       $734      $1,613
HEALTH CARE                               $137      $428       $739      $1,624
INTERNET                                  $139      $434       $750      $1,646
LEISURE                                   $139      $434       $750      $1,646
PRECIOUS METALS                           $128      $400       $692      $1,523
RETAILING                                 $138      $431       $745      $1,635
TECHNOLOGY                                $138      $431       $745      $1,635
TELECOMMUNICATIONS                        $139      $434       $750      $1,646
TRANSPORTATION                            $138      $431       $745      $1,635
UTILITIES                                 $139      $434       $750      $1,646
U.S. GOVERNMENT MONEY MARKET              $ 94      $293       $509      $1,131

                                [GRAPHIC OMITTED]

                                                                   PROSPECTUS 55

MORE INFORMATION ABOUT THE FUNDS
--------------------------------------------------------------------------------

ADVISOR'S INVESTMENT METHODOLOGY

The Advisor develops and implements structured investment strategies designed to achieve each Fund's objective.

The Advisor uses quantitative methods to construct portfolios that correlate highly with their respective benchmarks. Statistical techniques are then used to determine the optimal mix of assets for each Fund. The Advisor places particular emphasis on controlling risk relative to each Fund's benchmark or market sector in order to maintain consistency and predictability.

SECTOR FUNDS. In managing the Sector Funds, the Advisor's objective is to develop a liquid portfolio of stocks for the Sector Funds that effectively represents a particular economic segment of the market. Because appropriate published indices are not available for many of the Sector Funds, the Advisor has developed its own methodology to construct objective performance benchmarks. The Advisor first identifies the investment universe for each sector, which is defined as companies that derive at least 50% of their assets, gross income or net profits from business activity in the given sector. The Advisor then employs a quantitative model to screen companies based on criteria of capitalization, liquidity and correlation. The resulting portfolio is weighted by market capitalization with some modifications to ensure diversification. The Advisor closely monitors the efficacy of this methodology, and makes periodic changes in the composition of the Sector Funds to ensure that each Fund remains a valid representative of its sector.

OTHER INVESTMENT PRACTICES AND STRATEGIES

Please see the Statement of Additional Information (the "SAI") for a more complete list of portfolio investment strategies, permitted investments and related risks.

PORTFOLIO HOLDINGS

A description of the Funds' policies and procedures with respect to the disclosure of Fund portfolio securities is available in the SAI.

                                [GRAPHIC OMITTED]

56

INVESTING WITH RYDEX:
--------------------------------------------------------------------------------
SHAREHOLDER INFORMATION

Investor Class Shares are offered directly through Rydex Fund Services Inc. and also through authorized securities brokers and other financial intermediaries.

OPENING YOUR ACCOUNT


You will need to open a Rydex shareholder account to make share transactions - buy, sell or exchange shares of the Funds. You can request an account application by calling Rydex Client Services at 800.820.0888 or 301.296.5406 or simply download an application from the Rydex web site - www.rydexinvestments.com. Certain account types may be opened online via the website. For more information on opening an account, call Rydex Client Services at 800.820.0888 or 301.296.5406 or visit www.rydexinvestments.com.


The type of application you will need depends on the type of account you want to open. For example, if you are opening a retirement account, such as an IRA, you will need to complete a different application than you would if you were opening a taxable account. When you call Rydex to request an account application, be sure to let the Client Services representative know what type of account you want to open to ensure that you receive the correct application.

If you open your account through a broker or other financial intermediary, your financial intermediary will ordinarily assist you in completing the necessary application to open your account with Rydex.


--------------------------------------------------------------------------------
MINIMUM AMOUNTS FOR ESTABLISHING ACCOUNTS

The minimum initial investment amounts for accounts held through a third party (E.G., a brokerage account) are:

      o     $1,000 for retirement accounts

      o     $2,500 for all other accounts

Accounts held DIRECTLY at Rydex are subject to a minimum account balance of $25,000 FOR NON-MANAGED ACCOUNTS (INCLUDING RETIREMENT ACCOUNTS) and $15,000 FOR ACCOUNTS MANAGED BY FINANCIAL INTERMEDIARIES. Accounts opened through a financial intermediary (non-direct) will be subject to your financial intermediary's minimum initial investment amount and minimum account balance requirements, which may be different than the amounts above.

To open an IRA account with Rydex directly, you must transfer an existing IRA (or multiple IRAs) in order to meet the minimum investment amount requirements.
--------------------------------------------------------------------------------

                                [GRAPHIC OMITTED]

                                                                   PROSPECTUS 57

--------------------------------------------------------------------------------
There are no minimum amounts for subsequent investments in the Funds except for subsequent investments made via Automated Clearing House ("ACH"). For more information about subsequent investments via ACH please see "Purchase Procedures" below. Rydex reserves the right to modify its minimum account requirements at any time, with or without prior notice to you.
--------------------------------------------------------------------------------

TIPS TO SUCCESSFULLY COMPLETE YOUR ACCOUNT APPLICATION

o You must provide each account holder's social security number or tax ID number and date of birth on the application to avoid a delay in processing.

o Attach a copy of the trust document when establishing a trust account.

o When establishing an account for your corporation, partnership or self directed retirement plan, please indicate the correct account type to ensure proper tax reporting, and provide a copy of one of the following documents: registered articles of incorporation, government-issued business license, partnership papers, plan documents or other official documentation that verifies the entity and lists the authorized individuals. Failure to provide this documentation may result in a delay in processing your application.

o You must provide a street address (Rydex does not accept P.O. Box only addresses). If any joint owner has a different address than the account registration, please indicate what it is on the application.

o BE SURE TO SIGN THE APPLICATION.

o If you open an account directly with Rydex you will receive a confirmation statement by mail confirming your initial purchase. Review this confirmation carefully to ensure that all of the information is correct. Notify us promptly of any errors.

TRANSACTION INFORMATION
--------------------------------------------------------------------------------


This section provides important information about the procedures that you must follow when you buy, sell or exchange shares of the Funds. You may submit transaction orders to buy, sell or exchange Fund shares on any day that the NYSE is open for business (a "Business Day"). On any day that the Federal Reserve Bank of New York or the NYSE closes early, the principal government securities and corporate bond markets close early (such as on days in advance of holidays generally observed by participants in these markets), or as permitted by the U.S. Securities and Exchange Commission (the "SEC"), the Funds reserve the right to advance the time that net asset value ("NAV") is calculated and, correspondingly, the time by which purchase and redemption orders must be received.

                                [GRAPHIC OMITTED]

58

Notwithstanding the foregoing, the U.S. Government Money Market Fund reserves the right to accept orders to purchase or redeem shares on any day that is not a Business Day and the Federal Reserve Bank of New York or National Securities Clearing Corporation remains open. In addition, the U.S. Government Money Market Fund may designate special hours of operation on any such day. In the event that the U.S. Government Money Market Fund invokes the right to accept orders to purchase or redeem shares on any day that is not a Business Day and/or adopt special hours of operation, the U.S. Government Money Market Fund will post advance notice of these events at www.rydexinvestments.com.

TRANSACTION CUT-OFF TIMES

All shareholder transaction orders are processed at the NAV next determined after your transaction order is received with all of the necessary information, sometimes referred to as "good order," by the Funds' transfer agent, distributor, or authorized dealer. The following transaction cut-off times have been established in order to allow the transfer agent appropriate time to report the current day's trading activity to the Funds' Advisor. Any application that is sent to the transfer agent does not constitute a purchase order until the transfer agent processes the application and receives correct payment by check, wire transfer or ACH.

--------------------------------------------------------------------------------
                                                     AFTERNOON
METHOD            FUND                             CUT-OFF TIME
--------------------------------------------------------------------------------
By Mail           All Funds                        Market Close
--------------------------------------------------------------------------------
By Phone          Sector Funds                3:30 P.M., Eastern Time
                  --------------------------------------------------------------
                  U.S. Government Money       1:00 P.M., Eastern Time
                  Market Fund*
--------------------------------------------------------------------------------
By Internet       Sector Funds                3:45 P.M., Eastern Time
                  --------------------------------------------------------------
                  U.S. Government Money       1:00 P.M., Eastern Time
                  Market Fund*
--------------------------------------------------------------------------------
By Financial      Sector Funds and                 Market Close**
Intermediary      U.S. Government Money
                  Market Fund
--------------------------------------------------------------------------------

* TO RECEIVE THE CURRENT BUSINESS DAY'S DIVIDEND FOR THE U.S. GOVERNMENT MONEY MARKET FUND, THE FUND MUST RECEIVE YOUR WIRE PURCHASE ORDER BY 1:00 P.M., EASTERN TIME. ALL REDEMPTION ORDERS RECEIVED PRIOR TO 1:00 P.M., EASTERN TIME WILL NOT RECEIVE THE CURRENT BUSINESS DAY'S DIVIDEND. ALL REDEMPTION ORDERS RECEIVED AFTER 1:00 P.M., EASTERN TIME ARE ENTITLED TO RECEIVE THE CURRENT BUSINESS DAY'S DIVIDEND.

** EACH FINANCIAL INTERMEDIARY MAY HAVE ITS OWN RULES ABOUT SHARE TRANSACTIONS, AND MAY HAVE DIFFERENT CUT-OFF TIMES FOR PROCESSING YOUR TRANSACTION ORDER.

                                [GRAPHIC OMITTED]

                                                                   PROSPECTUS 59

EARLY TRANSACTION CUT-OFF TIMES

On any day that a Fund calculates NAV earlier than normal, as described below, Rydex reserves the right to advance the time on that day by which shareholder transaction orders must be received by the transfer agent.

--------------------------------------------------------------------------------
CALCULATING NAV

The price at which you buy, sell and exchange shares is the net asset value per share, which is also known as NAV.

Each Fund calculates its NAV by:

o Taking the current market value of its total assets

o Subtracting any liabilities

o Dividing that amount by the total number of shares owned by shareholders

The Funds calculate NAV once each Business Day as of the regularly scheduled close of normal trading on the NYSE (normally, 4:00 p.m., Eastern Time). If the primary exchange or market where the Funds' securities or other investments trade closes early - such as on days in advance of holidays generally observed by participants in these markets - the Funds may calculate NAV as of the earlier closing time in accordance with the policies set forth in the Funds' SAI. For more information on these early closings, please call 800.820.0888 or visit the Rydex web site - www.rydexinvestments.com.

In calculating NAV, the Funds generally value their investment portfolios based on the market price of the securities as of the time the Funds determine NAV. If market prices are unavailable or the Funds think that they are unreliable, the Funds price those securities at fair value as determined in good faith using methods approved by the Board of Trustees. For example, market prices may be unavailable if trading in a particular portfolio security was halted during the day and did not resume prior to the Funds' NAV calculation. The Funds may view market prices as unreliable when the value of a security has been materially affected by events occurring after the market closes, but prior to the time as of which the Funds calculate NAV.

The use of fair valuation in pricing a security involves the consideration of a number of subjective factors and therefore, is susceptible to the unavoidable risk that the valuation may be higher or lower than the price at which the security might actually trade if a reliable market price were readily available.

The U.S. Government Money Market Fund values its assets using the amortized cost method of valuation pursuant to procedures approved by the Funds' Board of Trustees.

More information about the valuation of the Funds' holdings and the amortized cost method can be found in the SAI.
--------------------------------------------------------------------------------

                                [GRAPHIC OMITTED]

60

TRANSACTIONS THROUGH YOUR FINANCIAL INTERMEDIARY

If you opened your account through a financial intermediary, you will ordinarily submit your transaction orders through that financial intermediary. Your financial intermediary is responsible for ensuring that your transaction order is in good order, and promptly transmitting your order to the Funds. Transaction orders received in good order by your financial intermediary will be processed at the Funds' next determined NAV. Financial intermediaries may charge fees for the services they provide to you in connection with processing your transaction order or maintaining your account with them. Each financial intermediary may also have its own rules about minimum initial investment amounts, minimum account balances, share transactions, limits on the number of share transactions you are permitted to make in a given time period, and may have different cut-off times for processing your transaction order. For more information about your financial intermediary's rules and procedures, you should contact your financial intermediary directly.

BUYING FUND SHARES
--------------------------------------------------------------------------------

The Funds offer their shares continuously and investors may submit purchase orders to buy shares on any Business Day. However, Rydex reserves the right to reject or refuse, in whole or in part, any purchase order for Fund shares. Purchase orders, like any other share transaction, are subject to the Funds' transaction cut-off times and will be processed at the NAV next determined after your purchase order is received in good order.

PURCHASE PROCEDURES
--------------------------------------------------------------------------------


The Funds offer you the option to submit purchase orders through your financial intermediary or send purchase orders by mail, fax or internet and send purchase proceeds by check, wire transfer or ACH. The Funds do not accept cash or cash equivalents (such as travelers' checks, money orders or bearer bonds), government checks, third-party checks, starter checks or checks drawn on a line of credit (including credit card convenience checks). Cashiers checks, bank checks, official checks and treasurers' checks less than or equal to $10,000 are also not accepted. Rydex reserves the right to refuse other payment instruments if, in the sole discretion of Fund management, it is deemed to be in the best interests of the Funds. You may buy shares and send your purchase proceeds by any of the following methods:

                                [GRAPHIC OMITTED]

                                                                   PROSPECTUS 61

--------------------------------------------------------------------------------
                          INITIAL PURCHASE              SUBSEQUENT PURCHASES
                   -------------------------------------------------------------
                   Complete the account              Complete the Rydex
                   application that corresponds to   investment slip included
                   the type of account you are       with your quarterly
                   opening.                          statement or send written
                                                     purchase instructions that
                   o MAKE SURE TO DESIGNATE THE      include:
                     RYDEX FUND(S) YOU WANT TO
                     PURCHASE.                       o YOUR NAME

BY MAIL            o MAKE SURE YOUR INVESTMENT       o YOUR SHAREHOLDER ACCOUNT
                     MEETS THE ACCOUNT MINIMUM.        NUMBER
IRA AND OTHER
RETIREMENT                                           o THE RYDEX FUND(S) YOU
ACCOUNTS REQUIRE                                       WANT TO PURCHASE.
ADDITIONAL
PAPERWORK.         -------------------------------------------------------------
                           Make your check payable to RYDEX INVESTMENTS.
                   -------------------------------------------------------------
                        Your check must be drawn on a U.S. bank and payable
                                          in U.S. Dollars.
                   -------------------------------------------------------------
CALL RYDEX           Include the name of the Rydex Fund(s) you want to purchase
CLIENT SERVICES                            on your check.
TO REQUEST A
RETIREMENT              IF YOU DO NOT SPECIFY THE RYDEX FUND(S) YOU WANT TO
ACCOUNT INVESTOR         PURCHASE, YOUR INVESTMENT WILL BE CREDITED TO THE
APPLICATION KIT.                U.S. GOVERNMENT MONEY MARKET FUND.

                   -------------------------------------------------------------
                     Mail your application and       Mail your written purchase
                            check to:                instructions and check to:
                   -------------------------------------------------------------
                   MAILING ADDRESS:
                   Rydex Investments
                   Attn: Ops. Dept.
                   9601 Blackwell Road, Suite 500
                   Rockville, MD 20850
--------------------------------------------------------------------------------

                                [GRAPHIC OMITTED]

62

--------------------------------------------------------------------------------
                         INITIAL PURCHASE              SUBSEQUENT PURCHASES
                   -------------------------------------------------------------
                   Submit new account paperwork,     Be sure to designate in
                   and then call Rydex to obtain     your wire instructions the
                   your account number.              Rydex Fund(s) you want to
                                                     purchase.
                   o MAKE SURE TO DESIGNATE THE
                   RYDEX FUND(S) YOU WANT TO
                   PURCHASE.

                   o MAKE SURE YOUR INVESTMENT
                   MEETS THE ACCOUNT MINIMUM.
BY WIRE            -------------------------------------------------------------
RYDEX CLIENT       To obtain "same-day credit" (to get that Business Day's NAV)
SERVICES PHONE     for your purchase order, YOU MUST CALL RYDEX CLIENT SERVICES
NUMBER:            AND PROVIDE THE FOLLOWING INFORMATION PRIOR TO THE
800.820.0888       TRANSACTION CUT-OFF TIME FOR THE RYDEX FUND(S) YOU ARE
OR                 PURCHASING:
301.296.5406
                   o Account Number

                   o Fund Name

                   o Amount of Wire

                   o Fed Wire Reference Number (upon request)

                   You will receive a confirmation number to verify that your purchase order has been accepted.

                     IF YOU DO NOT NOTIFY RYDEX SHAREHOLDER SERVICES OF THE
                          INCOMING WIRE, YOUR PURCHASE ORDER WILL NOT BE
                          PROCESSED UNTIL THE BUSINESS DAY FOLLOWING THE
                                       RECEIPT OF THE  WIRE.
                   -------------------------------------------------------------
                   WIRE INSTRUCTIONS:
                   U.S. Bank
                   Cincinnati, OH
                   Routing Number: 0420-00013
                   For Account of: Rydex Investments
                   Account Number: 48038-9030
                   [Your Name]
                   [Your shareholder account number]

                       IF YOU DO NOT SPECIFY WHICH RYDEX FUND(S) YOU WANT TO
                         PURCHASE, YOUR INVESTMENT WILL BE CREDITED TO THE
                           U.S. GOVERNMENT MONEY MARKET FUND.
--------------------------------------------------------------------------------

                                [GRAPHIC OMITTED]

                                                                   PROSPECTUS 63

--------------------------------------------------------------------------------
                          INITIAL PURCHASE              SUBSEQUENT PURCHASES
                   -------------------------------------------------------------
                   Submit new account paperwork,     SUBSEQUENT PURCHASES MADE
                   and then call Rydex to            VIA ACH MUST BE A MINIMUM
                   obtain your account number.       OF $50. To make a
                   Be sure to complete the           subsequent purchase send
                   "Electronic Investing (via        written purchase
BY ACH             ACH)" section. Then, fax it to    instructions that include:
(FAX)              Rydex. (ONLY Individual, Joint
                   and UGMA/UTMA accounts            o YOUR NAME
RYDEX FAX          may be opened by fax).
NUMBER:                                              o YOUR SHAREHOLDER ACCOUNT
301.296.5103       o MAKE SURE TO INCLUDE A LETTER     NUMBER
                     OF INSTRUCTION REQUESTING
                     THAT WE PROCESS YOUR PURCHASE   o THE RYDEX FUND(S) YOU
                     BY ACH.                           WANT TO PURCHASE

                   o MAKE SURE TO DESIGNATE THE      o ACH BANK INFORMATION (IF
                     RYDEX FUND(S) YOU WANT TO       NOT ON RECORD).
                     PURCHASE.

                   o MAKE SURE YOUR INVESTMENT
                     MEETS THE ACCOUNT MINIMUM.

--------------------------------------------------------------------------------

BY ACH                     Follow the directions on the Rydex web site -
(INTERNET)                            www.rydexinvestments.com

--------------------------------------------------------------------------------


CANCELLED PURCHASE ORDERS

Rydex will ordinarily cancel your purchase order under the following circumstances:

      o     if your bank does not honor your check for any reason

      o     if the transfer agent (Rydex) does not receive your wire transfer

      o     if the transfer agent (Rydex) does not receive your ACH transfer

      o     if your bank does not honor your ACH transfer

IF YOUR PURCHASE ORDER IS CANCELLED FOR ANY OF THESE REASONS, YOU WILL NOT BE ENTITLED TO BENEFIT FROM ANY INCREASE IN NAV THAT THE FUND(S) MAY HAVE EXPERIENCED FROM THE TIME OF YOUR ORDER TO THE TIME OF ITS CANCELLATION. IN ADDITION, IF THE FUND(S) NAV DECREASES IN VALUE FROM THE TIME OF YOUR ORDER TO THE TIME OF ITS CANCELLATION, THE FUND(S) WILL HOLD YOU LIABLE FOR ANY LOSSES THAT IT INCURS AS A RESULT OF YOUR CANCELLED ORDER.

                                [GRAPHIC OMITTED]

64

SELLING FUND SHARES
--------------------------------------------------------------------------------

The Funds redeem their shares continuously and investors may sell their shares back to the Funds on any Business Day. You may redeem all or any portion of your Fund shares at the Funds' next determined NAV calculated after your redemption order is received in good order by the transfer agent. Redemption orders, like any other share transaction, are subject to the Funds' transaction cut-off times, and will be processed at the NAV next determined after your redemption order is received in good order by the transfer agent.

The Funds may suspend your right to redeem your shares during times when trading on the NYSE is suspended or restricted, or otherwise as permitted by the SEC. The Funds reserve the right to pay part of your redemption proceeds in liquid securities with a market value equal to the redemption price.

REDEMPTION PROCEDURES

You will ordinarily submit your transaction order through your financial intermediary or other securities dealers through which you opened your shareholder account or through Rydex directly. The Funds also offer you the option to send redemption orders to Rydex by:

--------------------------------------------------------------------------------
                      Rydex Investments
                      Attn: Ops. Dept.
       MAIL           9601 Blackwell Road, Suite 500
                      Rockville, MD 20850
--------------------------------------------------------------------------------
                      301.296.5103

                      If you send your redemption order by fax, you must call
        FAX           RydexClient Services at 800.820.0888 or 301.296.5406 to
                      verify thatyour fax was received and when it will be
                      processed.
--------------------------------------------------------------------------------
     TELEPHONE        800.820.0888 or 301.296.5406 (not available for retirement accounts)
--------------------------------------------------------------------------------

Whether you transmit your redemption order by mail, fax or telephone, you must include the following information in your redemption order:

      o     your name

      o     your shareholder account number

      o     Fund name(s)

      o     dollar amount or number of shares you would like to sell

      o whether you want your sale proceeds sent to you by check, wire or ACH (a new alternate payee or new wire instructions may require a signature guarantee)

      o signature of account owner(s) (not required for telephone redemptions)

                               [GRAPHIC OMITTED]

                                                                   PROSPECTUS 65

You may only place a redemption order if you are the registered owner of the account or the registered owner has given Rydex written authorization to allow you to make redemptions from the account. You will receive a confirmation number for your redemption. Please retain it for your records.

DISTRIBUTIONS FROM QUALIFIED RETIREMENT ACCOUNTS

Distributions from your tax-qualified plan or individual retirement account
(IRA) may have adverse tax consequences to you. You should consult your tax adviser before redeeming shares and making distributions from your tax-qualified plan or IRA account. All requests for distributions of redemption proceeds from tax-qualified plan and IRA accounts must be in writing. All distributions from tax-qualified plans and IRAs are subject to tax withholding rules.

RECEIVING YOUR REDEMPTION PROCEEDS

Your redemption proceeds normally will be sent within seven days of the transfer agent receiving your request. For redemption orders that settle on federal bank holidays, your redemption proceeds will be sent on the next Business Day following the holiday. FOR INVESTMENTS MADE BY CHECK OR ACH (NOT WIRE PURCHASES), PAYMENT OF REDEMPTION PROCEEDS MAY BE DELAYED UNTIL THE TRANSFER AGENT IS REASONABLY SATISFIED THAT YOUR PURCHASE HAS CLEARED. IT MAY TAKE UP TO 15 DAYS FOR YOUR PURCHASE TO CLEAR.

All redemptions will be mailed to your address of record, sent electronically via ACH or wired to your bank account of record. You may request overnight mail service for an additional fee. If you request payment of redemption proceeds to a third party or to a location other than your address of record or bank account of record, your redemption request must be IN WRITING AND MUST INCLUDE A SIGNATURE GUARANTEE AND MAY NOT BE FAXED.

--------------------------------------------------------------------------------
SIGNATURE GUARANTEES

Signature guarantees help protect you and your account against fraud. You can obtain a signature guarantee at most banks and financial intermediaries. A notary public cannot provide a signature guarantee. You may not use fax to transmit a signature guarantee to the Funds.
--------------------------------------------------------------------------------


REDEEMING SHARES BY DRAFT CHECKWRITING

If you hold shares directly, you may redeem shares from the U.S. Government Money Market Fund by writing draft checks for $500 or more on your existing account. The draft checks may be made payable to any person or entity and your account will continue to earn dividends until the draft check clears. If your balance in the U.S. Government Money Market Fund is insufficient to cover the amount of your draft check, the transfer agent will automatically

                                [GRAPHIC OMITTED]

66

exchange sufficient funds from your Rydex Fund with the highest account balance to cover the draft check.

You can obtain a draft checkwriting application by calling 800.820.0888. Because of the difficulty of determining in advance the exact value of your Fund account, you may not use a draft check to close your account. There is no fee for the draft checkwriting privilege, but if payment on a draft check is stopped upon your request, or if the draft check cannot be honored because of insufficient funds or other valid reasons, you may be charged a fee by the financial institution where you presented your draft check for payment. Rydex may also charge a $25 fee for a draft check that cannot be honored due to insufficient funds. The Funds may suspend the draft checkwriting privilege at any time.


LOW BALANCE ACCOUNTS

To offset the administrative expense of servicing small accounts, the Funds may impose, without additional notice, an administrative fee of $15 per year during periods where your account balance falls below the account minimum requirements for any reason. The Funds may redeem your shares if the value of your account falls below the required minimum investment amount. However, the Funds will provide you with at least 30 days' written notice to allow you sufficient time to add to your account and avoid the redemption of your shares.

EXCHANGING FUND SHARES
--------------------------------------------------------------------------------


Unlike most mutual funds, the Funds offer unlimited exchange privileges with no minimum holding periods or transaction fees. An exchange is when you sell shares of one Rydex Fund and use the proceeds from that sale to purchase shares of another Rydex Fund. Investors may make exchanges on any Business Day of Investor Class Shares of any Rydex Fund for Investor Class Shares (or H-Class Shares, if applicable) of any other Rydex Fund on the basis of the respective NAVs of the shares involved. Exchange requests, like any other share transaction, will be processed at the NAV next determined after your exchange order is received in good order. Exchanges involving other Rydex Funds not included in this Prospectus may be subject to different transaction cut-off times. All exchange requests must be received by the Rydex Funds' transfer agent prior to the cut-off time of the Rydex Fund you are exchanging out of or the Rydex Fund you are exchanging into, whichever is earlier, to be processed at that Business Day's NAV. See "Exchanges with Other Rydex Funds" below for additional information. The exchange privilege may be modified or discontinued at any time.

                                [GRAPHIC OMITTED]

                                                                   PROSPECTUS 67

EXCHANGE PROCEDURES

You will ordinarily submit your transaction order through your financial intermediary or other securities dealers through which you opened your shareholder account or through Rydex directly. The Funds also offer you the option to send exchange requests to Rydex by:

--------------------------------------------------------------------------------
                    Rydex Investments
                    Attn: Ops. Dept.
       MAIL         9601 Blackwell Road, Suite 500
                    Rockville, MD 20850
--------------------------------------------------------------------------------
                    301.296.5101

       FAX          If you send your exchange request by fax, you must call
                    Rydex Client Services at 800.820.0888 to verify that your
                    fax was received and when it will be processed.
--------------------------------------------------------------------------------
   TELEPHONE        800.820.0888 or 301.296.5406
--------------------------------------------------------------------------------
                    Follow the directions on the Rydex web site -
    INTERNET        www.rydexinvestments.com
--------------------------------------------------------------------------------

Whether you transmit your exchange request by mail, fax, telephone or internet, you must include the following information in your exchange request:

      o     your name

      o     your shareholder account number

      o Fund name(s) you are exchanging out of (selling) and Fund name(s) you are exchanging into (buying)

      o dollar amount, number of shares or percentage of Fund position involved in the exchange

      o signature of account owner(s) (not required for telephone or internet exchanges)

You may only place exchange orders if you are the registered owner of the account or the registered owner has given Rydex written authorization to allow you to trade the account. You will receive a confirmation number for your exchange. Please retain it for your records.

MINIMUM EXCHANGE AMOUNTS

The minimum amount for an exchange is either $1,000 or 100% of the Fund position from which the exchange is coming, whichever is less. If you are exchanging the minimum amount, you may not split the proceeds between multiple Rydex Funds. If you place exchange transactions in shares or in percentages, the minimum exchange amount still applies. This minimum may be waived for accounts that are part of an asset allocation strategy.

                                [GRAPHIC OMITTED]

68

EXCHANGES WITH OTHER RYDEX FUNDS


On any Business Day, investors may make exchanges of Investor Class Shares of the Funds for Investor Class Shares (or H-Class Shares, if applicable) of any Rydex Fund not offered in this Prospectus. WHILE MOST RYDEX FUNDS OFFER UNLIMITED EXCHANGE PRIVILEGES WITH NO MINIMUM HOLDING PERIODS OR TRANSACTION FEES, CERTAIN RYDEX FUNDS DO NOT ALLOW UNLIMITED TRADING. IF YOU ARE CONTEMPLATING AN EXCHANGE FOR SHARES OF ANY RYDEX FUND NOT OFFERED IN THIS PROSPECTUS, YOU SHOULD OBTAIN AND REVIEW THAT RYDEX FUND'S CURRENT PROSPECTUS BEFORE MAKING THE EXCHANGE. You can obtain a prospectus for any Rydex Fund not offered in this Prospectus by calling 800.820.0888 or 301.296.5406 or visiting the Rydex web site at www.rydexinvestments.com.


RYDEX ACCOUNT POLICIES
--------------------------------------------------------------------------------

SHAREHOLDER IDENTIFICATION AND VERIFICATION

Federal regulations may require the Funds to obtain your name, your date of birth (for a natural person), your residential street address or principal place of business and your Social Security Number, Employer Identification Number or other government issued identification when you open an account. Additional information may be required in certain circumstances or to open accounts for corporations or other entities. The Funds may use this information to attempt to verify your identity. The Funds may not be able to establish an account if the necessary information is not received. The Funds may also place limits on account transactions while it is in the process of attempting to verify your identity. Additionally, if the Funds are unable to verify your identity after your account is established, the Funds may be required to redeem your shares and close your account.

Rydex provides accounts for U.S. citizens and resident aliens. We will not open a new account for any non-resident aliens (natural person or entity). If you are unsure of your status please consult your tax adviser. Non-resident aliens may hold Rydex Funds through a financial intermediary, subject to that financial intermediary's requirements.

Customer identification and verification is part of the Funds' overall obligation to deter money laundering under applicable law. The Funds have adopted an anti-money laundering compliance program designed to prevent the Funds from being used for money laundering or the financing of terrorist activities. In this regard, the Funds reserve the right to (i) refuse, cancel or rescind any purchase or exchange order, (ii) freeze any account and/or suspend account services or (iii) involuntarily close your account in cases of threatening conduct or suspected fraudulent or illegal activity. These actions will be taken when, in the sole discretion of Fund management, they are deemed to be in the best interests of the

                                [GRAPHIC OMITTED]

                                                                   PROSPECTUS 69

Funds or in cases when the Funds are requested or compelled to do so by governmental or law enforcement authority. If your account is closed at the request of governmental or law enforcement authority, you may not receive proceeds of the redemption if the Funds are required to withhold such proceeds.

CHANGES TO YOUR ACCOUNT

For information on what is required to make changes and/or additions to your account and to obtain the appropriate forms, please visit the Rydex web site at www.rydexinvestments.com or call 800.820.0888 or 301.296.5406. If you own shares that are registered in your intermediary's name, and you want to transfer the registration to another intermediary or want the shares registered in your name, then you should contact your intermediary for instructions on how to make this change.

TRANSACTIONS OVER TELEPHONE OR INTERNET

Internet and telephone transactions are extremely convenient, but are not risk free. To ensure that your internet and telephone transactions are safe, secure, and as risk-free as possible, the Rydex Funds have instituted certain safeguards and procedures for determining the identity of web site users (including the use of secure passwords and 128-bit encryption technology) and telephone callers and authenticity of instructions. As a result, neither the Funds nor their transfer agent will be responsible for any loss, liability, cost, or expense for following internet, telephone or wire instructions they reasonably believe to be genuine. If you or your intermediaries make exchange requests by telephone or internet, you will generally bear the risk of any loss. Neither the Funds, nor their transfer agent, are responsible for internet transactions that are not received.

During periods of unusually high market activity or other times, it may be difficult to reach Rydex by telephone or access our internet site. Rydex and its affiliates will not be liable for any losses resulting from a cause over which Rydex or its affiliates do not have direct control, including but not limited to the failure of electronic or mechanical equipment or communication lines, telephone or other interconnect problems (E.G., if you are unable to access your online service provider), input errors on the internet, severe weather, facilities emergencies, earthquakes, floods and strikes or other labor problems. If you are not able to reach Rydex by your regular medium, consider sending written instructions.

STATEMENTS & CONFIRMATIONS

You will receive statements and trade confirmations of your investment transactions. You may elect to suppress trade confirmations by requesting this option in writing or via the internet. You may choose to receive your confirmations and/or statements either by mail or electronically.

                                [GRAPHIC OMITTED]

70


eDELIVERY SERVICES

eDelivery offers shareholders the convenience of receiving most communications (such as trade confirmations, statements, prospectuses and shareholder reports, etc.) from the Funds through the web via email notification. For more information on eDelivery, please visit the Rydex web site at www.rydexinvestments.com. The Funds reserve the right to discontinue your eDelivery service if two (2) or more e-mail notices are returned as undeliverable.

RYDEX EXPRESS LINE - 1(800) 717-7776

You may access information about the Rydex Funds and your Rydex account anytime with the Rydex Express Line. This automated line gives you telephone access to Rydex Fund information including NAVs, daily factors, fund assets and distributions as well as balance and history information on your Rydex account.

SERVICE AND OTHER FEES

Rydex may charge the following administrative fees on accounts held directly through the Funds' transfer agent for services associated with the following:

      o     $15 for wire transfers of redemption proceeds under $5,000

      o     $50 on purchase checks returned for insufficient funds

      o $25 to stop payment of a redemption check within 10 Business Days of the settlement date

      o $15 for standard overnight packages (fee may be higher for special delivery options)

      o     $25 for bounced draft checks or ACH transactions

      o     $15 per year for low balance accounts

      o The Funds reserve the right, upon notice, to charge you a fee to cover the costs of special requests for information that require extensive research or employee resources. Such requests could include a request for historical account transcripts or the retrieval of a significant number of documents.

Rydex reserves the right to change any of these fees or add additional service fees at any time.


RETIREMENT ACCOUNT FEES

Certain retirement plans such as IRA, SEP, Roth IRA and 403(b) accounts are charged an annual $15 maintenance fee. Upon liquidating your retirement account, a $15 account-closing fee (and any unpaid annual maintenance fee) will be deducted from the proceeds of your redemption. You may pay the annual maintenance fee at any time during the calendar year by sending Rydex

                                [GRAPHIC OMITTED]

                                                                   PROSPECTUS 71

a check. If the annual maintenance fee is not paid separately prior to December, it will be deducted from your account.


ACCOUNT FEE WAIVERS

Certain fees may be waived for accounts with balances equal to or greater than $250,000 at the time the fee is charged. The fees that may be waived are the Annual maintenance fee and account-closing fee for retirement accounts and the fee for wires less than $5,000.


FREQUENT PURCHASES AND REDEMPTIONS OF FUND SHARES

Because the Funds are designed and operated to accommodate frequent trading by shareholders and, unlike most mutual funds, offer unlimited exchange privileges with no minimum holding periods or transaction fees, the Funds' Board of Trustees has not adopted policies and procedures designed to prevent market timing or to monitor for frequent purchases and redemptions of Fund shares. A significant portion of the assets of the Funds come from investors who take part in certain strategic and tactical asset allocation programs. The Funds anticipate that investors who take part in these programs may frequently redeem or exchange shares of the Funds, which may cause the Funds to experience high portfolio turnover. Higher portfolio turnover may result in the Funds paying higher levels of transaction costs and generating greater tax liabilities for shareholders. In addition, large movements of assets into and out of the Funds may negatively impact a Fund's ability to achieve its investment objective.

RIGHTS RESERVED BY THE FUNDS

The Funds reserve the right to close your account in cases of suspected fraudulent or illegal activity in accordance with applicable law. This action may be taken when, in the sole discretion of Fund management, it is deemed to be in the best interests of the Funds or in cases where the Funds are requested or compelled to do so by applicable law. If your account is closed at the request of governmental or law enforcement authority or pursuant to applicable law, you may not receive proceeds of the redemption if the Funds are required to withhold such proceeds.

COMPENSATION TO DEALERS

The Advisor, at its expense, may provide compensation to financial intermediaries for the sale of Fund shares. These payments may be made, at the discretion of the Advisor, to certain dealers who have sold shares of the Rydex Funds. The level of payments made to dealers will generally vary, but may be significant. These payments may provide an incentive for dealers to sell shares of the Rydex Funds and promote the retention of their customer's assets in the

                                [GRAPHIC OMITTED]

72

Funds. Any payments described above will not change the price paid by investors for the purchase of the applicable Rydex Fund's shares or the amount that any particular Rydex Fund will receive as proceeds from such sales. The Advisor determines the extent of such payments in its sole discretion in response to requests from dealer firms, based on factors it deems relevant, such as the dealer's sales, assets, share class utilized and the quality of the dealer's relationship with the Advisor. The Advisor periodically determines the advisability of continuing these payments. The Advisor may also pay expenses associated with meetings that facilitate educating financial advisers and shareholders about the Rydex Funds that are conducted by dealers.

DIVIDENDS AND DISTRIBUTIONS
--------------------------------------------------------------------------------

TIMING OF PAYMENTS

Income dividends, if any, are paid at least annually by each of the Funds, except the U.S. Government Money Market Fund, which declares dividends daily and pays them monthly or upon redemption. If you own Fund shares on a Fund's record date, you will be entitled to receive the dividend. The Funds may declare and pay dividends on the same date. The Funds make distributions of capital gains, if any, at least annually. The Funds, however, may declare a special capital gains distribution if the Board of Trustees believes that such a distribution would be in the best interests of the shareholders of a Fund.

DIVIDEND PAYMENT OPTIONS

Dividends and distributions will be paid in the form of additional Fund shares unless you have elected to receive payment in cash. If you did not elect to receive cash payments of dividends and distributions on your application, you must notify the Funds in writing to change your election prior to the date of the next distribution. Your election will become effective for dividends paid after the Funds receive your written notice. To cancel your election, simply send written notice to the Funds. Dividends and distributions with values of $10 or less may be automatically reinvested.

TAX INFORMATION
--------------------------------------------------------------------------------

The following is a summary of some important tax issues that affect the Funds and their shareholders. The summary is based on current tax laws, which may be changed by legislative, judicial or administrative action. You should not consider this summary to be a detailed explanation of the tax treatment of the Funds, or the tax consequences of an investment in the Funds. MORE INFORMATION ABOUT TAXES IS LOCATED IN THE SAI. YOU ARE URGED TO CONSULT YOUR TAX ADVISER REGARDING SPECIFIC QUESTIONS AS TO FEDERAL, STATE AND LOCAL INCOME TAXES.

                                [GRAPHIC OMITTED]

                                                                   PROSPECTUS 73

TAX STATUS OF EACH FUND

Each Fund is treated as a separate entity for federal tax purposes, and intends to qualify for the special tax treatment afforded to regulated investment companies. As long as a Fund qualifies as a regulated investment company, it pays no federal income tax on the earnings it distributes to shareholders.


TAX STATUS OF DISTRIBUTIONS

      o Each Fund will, at least annually, distribute substantially all of its net investment income and net capital gains income.

      o The income dividends and short-term capital gains distributions you receive from the Funds will be taxed as either ordinary income or qualified dividend income. Dividends that are qualified dividend income are eligible for the reduced maximum rate to individuals of 15% (5% for individuals in lower tax brackets) to the extent that the Fund receives qualified dividend income. The U.S. Government Money Market Fund expects to make primarily distributions that will not be treated as qualified dividend income.

      o Any long-term capital gains distributions you receive from a Fund are taxable as long-term capital gains regardless of how long you have owned your shares. Long-term capital gains are currently taxed at a maximum rate of 15%.

      o Absent further legislation, the maximum 15% tax rate on qualified dividend income and long-term capital gains will cease to apply to taxable years beginning after December 31, 2010.

      o Dividends and distributions are generally taxable to you whether you receive them in cash or in additional shares.

      o Corporate shareholders may be entitled to a dividends-received deduction for the portion of dividends they receive that are attributable to dividends received by a Fund from U.S. corporations, subject to certain limitations.

      o Long-term capital gains distributions will result from gains on the sale or exchange of capital assets held by a Fund for more than one year.

      o Distributions paid in January but declared by a Fund in October, November or December of the previous year may be taxable to you in the previous year.

      o A Fund will inform you of the amount of your ordinary income dividends, qualified dividend income, and long-term capital gain distributions shortly after the close of each calendar year.

      o If you hold your shares in a tax-qualified retirement account, you generally will not be subject to federal taxation on Fund distributions until you begin receiving distributions from your retirement account. You should consult your tax adviser regarding the tax rules that apply to your retirement account.

                                [GRAPHIC OMITTED]

74

TAX STATUS OF SHARE TRANSACTIONS

EACH SALE, EXCHANGE, OR REDEMPTION OF FUND SHARES MAY BE A TAXABLE EVENT TO YOU. For tax purposes, an exchange of Fund shares for shares of a different Rydex Fund is treated the same as a sale. You should consider the tax consequences of any redemption or exchange before making such a request, especially with respect to redemptions if you invest in the Funds through a tax-qualified retirement plan.

STATE TAX CONSIDERATIONS

A Fund is not liable for any income or franchise tax in Delaware as long as it qualifies as a regulated investment company for federal income tax purposes. In addition to federal taxes, distributions by the Funds and ownership of Fund shares may be subject to state and local taxes. You should consult your tax adviser regarding how state and local tax laws affect your investment in Fund shares.

MANAGEMENT OF THE FUNDS
--------------------------------------------------------------------------------


INVESTMENT ADVISOR

Rydex Investments is located at 9601 Blackwell Road, Suite 500, Rockville, Maryland 20850, and serves as investment adviser of the Funds. The Advisor has served as the investment adviser of the Rydex Funds since each Rydex Fund's inception, and also serves as sub-adviser to several other mutual funds.

The Advisor makes investment decisions for the assets of the Funds and continuously reviews, supervises, and administers each Fund's investment program. The Board of Trustees of the Trust supervises the Advisor and establishes policies that the Advisor must follow in its day-to-day management activities. Pursuant to an investment advisory agreement between the Trust and the Advisor, the Funds paid the Advisor a fee for the fiscal year ended March 31, 2007 at an annualized rate based on the average daily net assets of each Fund, as set forth below:

                                                                       ADVISORY
FUND                                                                      FEE
-------------------------------------------------------------------------------
Banking ............................................................     0.85%
Basic Materials ....................................................     0.85%
Biotechnology ......................................................     0.85%
Consumer Products ..................................................     0.85%
Electronics ........................................................     0.85%
Energy .............................................................     0.85%
Energy Services ....................................................     0.85%
Financial Services .................................................     0.85%

                                [GRAPHIC OMITTED]

                                                                   PROSPECTUS 75

                                                                       ADVISORY
FUND                                                                      FEE
-------------------------------------------------------------------------------
Health Care ........................................................     0.85%
Internet ...........................................................     0.85%
Leisure ............................................................     0.85%
Precious Metals ....................................................     0.75%
Retailing ..........................................................     0.85%
Technology .........................................................     0.85%
Telecommunications .................................................     0.85%
Transportation .....................................................     0.85%
Utilities ..........................................................     0.85%
U.S. Government Money Market .......................................     0.50%

The Advisor bears all of its own costs associated with providing these advisory services and the expenses of the members of the Board of Trustees who are affiliated with the Advisor. The Advisor may make payments from its own resources to broker-dealers and other financial institutions in connection with the sale of Fund shares.

A discussion regarding the basis for the Board's August 2006 approval of the Funds' investment advisory agreement is available in the Funds' September 30, 2006 Semi-Annual Report to Shareholders, which covers the period April 1, 2006 to September 30, 2006. A discussion regarding the basis for the Board's August 2007 approval of the Funds' investment advisory agreement will be available in the Funds' September 30, 2007 Semi-Annual Report to Shareholders, which covers the period April 1, 2007 to September 30, 2007.


PORTFOLIO MANAGEMENT


Mike Byrum, President and Chief Investment Officer ("CIO") of Rydex Investments, leads the Portfolio Department. Mr. Byrum's senior management team, called the Investment Leadership Team ("ILT"), consists of five investment professionals that are responsible for overseeing different functions within the Portfolio Department. Those members include Michael Dellapa as the Director of Research, Douglas Holmes as the Strategic Advisor, James King as the Director of Portfolio Management, David Reilly as the head of Portfolio Strategies, and Stephen Sachs as the Director of Trading. The role of the ILT is to set the overall policies of the Portfolio Department with respect to investment strategies and business development. The remainder of the Portfolio Department reports to the members of the ILT, and consists of a team of approximately 16 investment professionals that focus on research, trading, and implementing the portfolios.

                                [GRAPHIC OMITTED]

76

On a day-to-day basis the following three individuals are jointly and primarily responsible for the management of the Funds.

MICHAEL P. BYRUM, CFA, President and CIO of Rydex Investments - As the CIO, Mr. Byrum has ultimate responsibility of the management of the Funds. He has been associated with Rydex Investments since the Advisor was founded in 1993. Mr. Byrum was named the President of Rydex Investments in 2004 and has served as Chief Investment Officer of Rydex Investments since 2000. During this time, he has played a key role in the development of the firm's investment strategies and product offerings. As Senior Portfolio Manager, Mr. Byrum was instrumental in the launch of the OTC, Precious Metals, Government Long Bond 1.2x Strategy, Inverse Government Long Bond Strategy, Inverse S&P 500 Strategy and Inverse OTC Strategy Funds, and helped to create the Sector Funds, all of which are offered in a separate prospectus. He was named Vice President of Portfolio for Rydex Investments in 1998, and Executive Vice President in 2000. Prior to joining Rydex Investments, Mr. Byrum worked for Money Management Associates, the investment adviser for Rushmore Funds, Inc. He holds a degree in finance from Miami University of Ohio and is a member of the CFA Institute and the Washington Society of Investment Analysts. Mr. Byrum has co-managed each Fund since its inception.

JAMES R. KING, CFA, Director of Portfolio Management - Mr. King is responsible for a team of portfolio managers who manage all of the Rydex Funds. He joined Rydex Investments in 1996 and was promoted to assistant portfolio manager in 1997. In 1998, he became a portfolio manager and was promoted in 2001 to senior portfolio manager and currently serves as director of portfolio management. Prior to joining Rydex Investments, Mr. King worked as a registered representative at DMG Securities. He holds a degree in finance from the University of Maryland. Mr. King has co-managed each Fund since its inception, except for the Precious Metals Fund, which he has co-managed since he was promoted to assistant portfolio manager in 1997.

MICHAEL J. DELLAPA, CFA, Director of Investment Research - Mr. Dellapa joined Rydex Investments in 2000 as a Research Analyst and was promoted to portfolio manager in 2003. During his tenure as a portfolio manager, he had direct oversight for the Russell 2000(R) 1.5x Strategy, Healthcare, Biotechnology, and Consumer Products Funds, all of which are offered in a separate prospectus. In 2005, Mr. Dellapa became Director of Investment Research. Since joining Rydex Investments, Mr. Dellapa has played a key role in developing research processes and systems to enhance current funds and develop new investment products. Prior to joining Rydex Investments, he worked as an equity analyst for Invista Capital and systems analyst for Accenture. He holds an engineering degree from the University of Maryland and MBA from the University of Chicago. Previously, he was owner/consultant of Dellapa

                                [GRAPHIC OMITTED]

                                                                   PROSPECTUS 77

Consulting Inc. as well as a senior consultant and an analyst at Andersen Consulting. Mr. Dellapa has co-managed each Fund since September 2005.

Mr. Dellapa oversees the research and creation of the processes used to select investments. Mr. King oversees the day-to-day details of the portfolio management of all of the Rydex Funds. Mr. Byrum generally oversees all aspects of the management of all the Rydex Funds and reviews the activities of Messrs. King and Dellapa, as well as other aspects of the investment management portfolio department.

Additional information about the portfolio managers' compensation, other accounts managed by the portfolio managers, and the portfolio managers' ownership of securities in the Funds is available in the SAI.

                                [GRAPHIC OMITTED]

78


FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

The financial highlights tables are intended to help you understand the Funds' financial performance for the past 5 years (or, if shorter, the period of operations of the Funds' Investor Class Shares). Certain information reflects financial results for a single share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in a Fund (assuming reinvestment of all dividends and distributions). The information provided below for the period ending

                                                     NET REALIZED     NET INCREASE
                           NET ASSET       NET           AND           (DECREASE)      DISTRIBUTIONS   DISTRIBUTIONS
                             VALUE,    INVESTMENT     UNREALIZED      IN NET ASSET        FROM NET        FROM NET
                           BEGINNING     INCOME     GAINS (LOSSES)   VALUE RESULTING     INVESTMENT       REALIZED
YEAR ENDED                 OF PERIOD    (LOSS)+     ON INVESTMENTS   FROM OPERATIONS       INCOME          GAINS
--------------------------------------------------------------------------------------------------------------------
BANKING FUND INVESTOR CLASS
   MARCH 31, 2007            $10.86      $ .20          $  .05           $  .25            $(.08)          $  --
   March 31, 2006             10.17        .16             .69              .85             (.16)             --
   March 31, 2005             10.25        .13             .05              .18             (.26)             --
   March 31, 2004              7.30        .14            2.89             3.03             (.08)             --
   March 31, 2003              8.63        .12           (1.24)           (1.12)            (.21)             --

BASIC MATERIALS FUND INVESTOR CLASS
   MARCH 31, 2007             35.23        .41            6.91             7.32             (.30)             --
   March 31, 2006             30.66        .32            4.44             4.76             (.19)             --
   March 31, 2005             25.46        .14            5.06             5.20               --              --
   March 31, 2004             17.22        .05            8.32             8.37             (.13)             --
   March 31, 2003++           24.30        .12           (7.17)           (7.05)            (.03)             --

BIOTECHNOLOGY FUND INVESTOR CLASS
   MARCH 31, 2007             23.45       (.27)          (1.97)           (2.24)              --              --
   March 31, 2006             17.59       (.26)           6.12             5.86               --              --
   March 31, 2005             20.56       (.24)          (2.73)           (2.97)              --              --
   March 31, 2004             13.75       (.24)           7.05             6.81               --              --
   March 31, 2003             20.86       (.19)          (6.92)           (7.11)              --              --

CONSUMER PRODUCTS FUND INVESTOR CLASS
   MARCH 31, 2007             31.03        .43            4.71             5.14             (.06)             --
   March 31, 2006             30.50        .30             .65              .95             (.42)             --
   March 31, 2005             28.68        .18            1.65             1.83             (.01)             --
   March 31, 2004             20.85        .14            7.74             7.88             (.05)             --
   March 31, 2003++           25.08        .12           (4.23)           (4.11)            (.12)             --

ELECTRONICS FUND INVESTOR CLASS
   MARCH 31, 2007             13.52       (.10)           (.96)           (1.06)              --              --
   March 31, 2006             10.31       (.11)           3.32             3.21               --              --
   March 31, 2005             13.43       (.08)          (3.04)           (3.12)              --              --
   March 31, 2004              8.08       (.15)           5.50             5.35               --              --
   March 31, 2003             16.96       (.12)          (8.76)           (8.88)              --              --

ENERGY FUND INVESTOR CLASS
   MARCH 31, 2007             21.68        (--)SS.        1.92             1.92               --            (.41)
   March 31, 2006             17.12        .02            5.02             5.04             (.03)           (.45)
   March 31, 2005             11.94        .05            5.14             5.19             (.01)             --
   March 31, 2004              8.80         --            3.17             3.17             (.03)             --
   March 31, 2003             11.26        .02           (2.47)           (2.45)            (.01)             --

  +   CALCULATED USING THE AVERAGE DAILY SHARES OUTSTANDING FOR THE YEAR.

 ++ PER SHARE AMOUNTS FOR THE YEAR ENDED MARCH 31, 2003 HAVE BEEN RESTATED TO REFLECT A 1:3 REVERSE STOCK SPLIT EFFECTIVE APRIL 21, 2003.

SS.   LESS THAN $.01 PER SHARE.

                                [GRAPHIC OMITTED]

                                                                   PROSPECTUS 79

March 31, 2007 has been audited by Ernst & Young LLP, whose report, along with the financial statements and related notes, appear in the Funds' 2007 Annual Report. The information for each of the periods through March 31, 2006 was audited by a predecessor independent registered public accounting firm. The 2007 Annual Report is available by telephoning the transfer agent at 800.820.0888 or
301.296.5100. The 2007 Annual Report is incorporated by reference in the SAI.

                                                                                  RATIOS TO
                                                                             AVERAGE NET ASSETS:
                                                                            --------------------
                                           NET
                                         INCREASE    NET ASSET                            NET                 NET ASSETS,
                                      (DECREASE) IN    VALUE,      TOTAL              INVESTMENT  PORTFOLIO     END OF
                           TOTAL        NET ASSET      END OF   INVESTMENT    TOTAL     INCOME     TURNOVER  PERIOD (000'S
YEAR ENDED             DISTRIBUTIONS      VALUE        PERIOD     RETURN    EXPENSES    (LOSS)       RATE      OMITTED)
--------------------------------------------------------------------------------------------------------------------------
BANKING FUND INVESTOR CLASS
   MARCH 31, 2007          $(.08)        $  .17        $11.03      2.24%      1.32%      1.79%        954%      $  9,229
   March 31, 2006           (.16)           .69         10.86      8.41%      1.34%      1.48%      1,834%         8,713
   March 31, 2005           (.26)          (.08)        10.17      1.61%      1.34%      1.26%      1,692%         4,899
   March 31, 2004           (.08)          2.95         10.25     41.53%      1.36%      1.51%      1,435%        12,504
   March 31, 2003           (.21)         (1.33)         7.30    (13.15)%     1.38%      1.52%      1,495%         7,352

BASIC MATERIALS FUND INVESTOR CLASS
   MARCH 31, 2007           (.30)          7.02         42.25     20.86%      1.36%      1.09%        442%        68,862
   March 31, 2006           (.19)          4.57         35.23     15.60%      1.35%      1.04%        826%        23,630
   March 31, 2005             --           5.20         30.66     20.42%      1.33%      0.51%        891%        34,039
   March 31, 2004           (.13)          8.24         25.46     48.70%      1.38%      0.20%      1,669%        29,749
   March 31, 2003++         (.03)         (7.08)        17.22    (29.02)%     1.39%      0.53%      1,943%         3,360

BIOTECHNOLOGY FUND INVESTOR CLASS
   MARCH 31, 2007             --          (2.24)        21.21     (9.55)%     1.37%     (1.23)%       269%        61,366
   March 31, 2006             --           5.86         23.45     33.31%      1.34%     (1.25)%       338%       104,126
   March 31, 2005             --          (2.97)        17.59    (14.45)%     1.33%     (1.25)%       585%        74,890
   March 31, 2004             --           6.81         20.56     49.53%      1.35%     (1.31)%       548%       135,619
   March 31, 2003             --          (7.11)        13.75    (34.08)%     1.38%     (1.31)%       477%       111,003

CONSUMER PRODUCTS FUND INVESTOR CLASS
   MARCH 31, 2007           (.06)          5.08         36.11     16.58%      1.37%      1.29%        455%        21,814
   March 31, 2006           (.42)           .53         31.03      3.13%      1.32%      0.98%        813%        11,815
   March 31, 2005           (.01)          1.82         30.50      6.40%      1.33%      0.60%        907%        15,470
   March 31, 2004           (.05)          7.83         28.68     37.84%      1.36%      0.56%        914%        23,560
   March 31, 2003++         (.12)         (4.23)        20.85    (16.38)%     1.39%      0.53%      1,205%         1,640

ELECTRONICS FUND INVESTOR CLASS
   MARCH 31, 2007             --          (1.06)        12.46     (7.84)%     1.37%     (0.76)%       759%        15,376
   March 31, 2006             --           3.21         13.52     31.13%      1.34%     (0.91)%       911%        34,194
   March 31, 2005             --          (3.12)        10.31    (23.23)%     1.33%     (0.76)%     1,106%        27,150
   March 31, 2004             --           5.35         13.43     66.21%      1.36%     (1.20)%     1,359%        46,200
   March 31, 2003             --          (8.88)         8.08    (52.36)%     1.39%     (1.20)%     2,413%        31,655

ENERGY FUND INVESTOR CLASS
   MARCH 31, 2007           (.41)          1.51         23.19      8.87%      1.36%     (0.01)%       283%        75,204
   March 31, 2006           (.48)          4.56         21.68     29.60%      1.34%      0.08%        415%        90,331
   March 31, 2005           (.01)          5.18         17.12     43.43%      1.33%      0.40%        546%       111,762
   March 31, 2004           (.03)          3.14         11.94     36.12%      1.36%      0.04%        913%        61,800
   March 31, 2003           (.01)         (2.46)         8.80    (21.79)%     1.39%      0.24%      1,362%         4,703

                                [GRAPHIC OMITTED]

80

FINANCIAL HIGHLIGHTS (CONTINUED)
--------------------------------------------------------------------------------

                                                     NET REALIZED     NET INCREASE
                           NET ASSET       NET           AND           (DECREASE)      DISTRIBUTIONS   DISTRIBUTIONS
                             VALUE,    INVESTMENT     UNREALIZED      IN NET ASSET        FROM NET        FROM NET
                           BEGINNING     INCOME     GAINS (LOSSES)   VALUE RESULTING     INVESTMENT       REALIZED
YEAR ENDED                 OF PERIOD    (LOSS)+     ON INVESTMENTS   FROM OPERATIONS       INCOME          GAINS
--------------------------------------------------------------------------------------------------------------------
ENERGY SERVICES FUND INVESTOR CLASS
   MARCH 31, 2007            $45.05      $(.36)         $ 2.78          $  2.42           $  --             $--
   March 31, 2006             30.12       (.30)          15.23            14.93              --              --
   March 31, 2005             21.74       (.22)           8.60             8.38              --              --
   March 31, 2004             17.37       (.18)           4.55             4.37              --              --
   March 31, 2003++           22.47       (.15)          (4.95)           (5.10)             --              --

FINANCIAL SERVICES FUND INVESTOR CLASS
   MARCH 31, 2007             13.26        .14             .91             1.05            (.06)             --
   March 31, 2006             11.40        .17            1.81             1.98            (.12)             --
   March 31, 2005             11.09        .10             .29              .39            (.08)             --
   March 31, 2004              7.66        .09            3.38             3.47            (.04)             --
   March 31, 2003             10.23        .07           (2.62)           (2.55)           (.02)             --

HEALTH CARE FUND INVESTOR CLASS
   MARCH 31, 2007             14.54        .03             .71              .74              --              --
   March 31, 2006             12.71       (.05)           1.88             1.83              --              --
   March 31, 2005             12.50       (.05)            .26              .21              --              --
   March 31, 2004              9.21       (.07)           3.36             3.29              --              --
   March 31, 2003             11.36       (.02)          (2.13)           (2.15)             --              --

INTERNET FUND INVESTOR CLASS
   MARCH 31, 2007             40.22       (.44)           1.33              .89              --              --
   March 31, 2006             32.29       (.40)           8.33             7.93              --              --
   March 31, 2005             35.66       (.43)          (2.94)           (3.37)             --              --
   March 31, 2004             20.43       (.41)          15.64            15.23              --              --
   March 31, 2003             30.55       (.29)          (9.83)          (10.12)             --              --

LEISURE FUND INVESTOR CLASS
   MARCH 31, 2007             32.56        (--)SS.        3.31             3.31              --              --
   March 31, 2006             30.50       (.07)           2.13             2.06              --              --
   March 31, 2005             27.66       (.17)           3.01             2.84              --              --
   March 31, 2004             17.88       (.06)           9.84             9.78              --              --
   March 31, 2003++           24.00       (.15)          (5.97)           (6.12)             --              --

  +   CALCULATED USING THE AVERAGE DAILY SHARES OUTSTANDING FOR THE YEAR.

 ++ PER SHARE AMOUNTS FOR THE YEAR ENDED MARCH 31, 2003 HAVE BEEN RESTATED TO REFLECT A 1:3 REVERSE STOCK SPLIT EFFECTIVE APRIL 21, 2003.

SS.   LESS THAN $.01 PER SHARE.

                                [GRAPHIC OMITTED]

                                                                   PROSPECTUS 81

                                                                                      RATIOS TO
                                                                                  AVERAGE NET ASSETS:
                                                                            ------------------------------
                                           NET
                                         INCREASE    NET ASSET                                      NET                 NET ASSETS,
                                      (DECREASE) IN    VALUE,     TOTAL                         INVESTMENT  PORTFOLIO     END OF
                           TOTAL        NET ASSET      END OF   INVESTMENT    TOTAL      NET      INCOME     TURNOVER  PERIOD (000'S
YEAR ENDED             DISTRIBUTIONS      VALUE        PERIOD     RETURN    EXPENSES  EXPENSES    (LOSS)       RATE      OMITTED)
------------------------------------------------------------------------------------------------------------------------------------
ENERGY SERVICES FUND INVESTOR CLASS
   MARCH 31, 2007         $   --         $  2.42       $47.47      5.37%      1.36%     1.36%     (0.80)%       196%      $ 91,095
   March 31, 2006             --           14.93        45.05     49.57%      1.35%     1.35%     (0.81)%       324%       147,439
   March 31, 2005             --            8.38        30.12     38.55%      1.31%     1.31%     (0.85)%       501%        99,603
   March 31, 2004             --            4.37        21.74     25.16%      1.37%     1.37%     (0.96)%     1,009%        47,344
   March 31, 2003++           --           (5.10)       17.37    (22.70)%     1.39%     1.39%     (0.72)%       971%        15,144

FINANCIAL SERVICES FUND INVESTOR CLASS
   MARCH 31, 2007           (.06)            .99        14.25      7.94%      1.34%     1.34%      1.03%        534%        22,658
   March 31, 2006           (.12)           1.86        13.26     17.42%      1.36%     1.34%      1.32%        821%        12,226
   March 31, 2005           (.08)            .31        11.40      3.46%      1.33%     1.33%      0.91%      1,005%         7,741
   March 31, 2004           (.04)           3.43        11.09     45.36%      1.36%     1.36%      0.94%      1,200%        34,423
   March 31, 2003           (.02)          (2.57)        7.66    (24.97)%     1.38%     1.38%      0.82%      2,336%         6,671

HEALTH CARE FUND INVESTOR CLASS
   MARCH 31, 2007             --             .74        15.28      5.09%      1.35%     1.35%      0.23%        545%        33,878
   March 31, 2006             --            1.83        14.54     14.40%      1.33%     1.33%     (0.35)%       568%        46,432
   March 31, 2005             --             .21        12.71      1.68%      1.34%     1.34%     (0.42)%       610%        35,500
   March 31, 2004             --            3.29        12.50     35.72%      1.36%     1.36%     (0.56)%     1,204%        19,801
   March 31, 2003             --           (2.15)        9.21    (18.93)%     1.38%     1.38%     (0.25)%     1,395%        13,400

INTERNET FUND INVESTOR CLASS
   MARCH 31, 2007             --             .89        41.11      2.21%      1.37%     1.37%     (1.09)%       864%         5,496
   March 31, 2006             --            7.93        40.22     24.56%      1.34%     1.34%     (1.10)%     1,371%        16,288
   March 31, 2005             --           (3.37)       32.29     (9.45)%     1.34%     1.34%     (1.23)%     1,947%         5,210
   March 31, 2004             --           15.23        35.66     74.55%      1.36%     1.36%     (1.31)%     1,340%        15,292
   March 31, 2003             --          (10.12)       20.43    (33.13)%     1.38%     1.38%     (1.34)%     2,052%         3,335

LEISURE FUND INVESTOR CLASS
   MARCH 31, 2007             --            3.31        35.87     10.17%      1.37%     1.37%     (0.01)%       675%         9,130
   March 31, 2006             --            2.06        32.56      6.75%      1.34%     1.34%     (0.25)%       734%        16,418
   March 31, 2005             --            2.84        30.50     10.27%      1.31%     1.31%     (0.57)%     1,046%        15,080
   March 31, 2004             --            9.78        27.66     54.70%      1.36%     1.36%     (0.31)%     1,870%        25,030
   March 31, 2003++           --           (6.12)       17.88    (25.50)%     1.38%     1.38%     (0.65)%     3,179%         2,325

                                [GRAPHIC OMITTED]

82

FINANCIAL HIGHLIGHTS (CONTINUED)
--------------------------------------------------------------------------------

                                                     NET REALIZED     NET INCREASE
                           NET ASSET       NET           AND           (DECREASE)      DISTRIBUTIONS   DISTRIBUTIONS
                             VALUE,    INVESTMENT     UNREALIZED      IN NET ASSET        FROM NET        FROM NET
                           BEGINNING     INCOME     GAINS (LOSSES)   VALUE RESULTING     INVESTMENT       REALIZED
YEAR ENDED                 OF PERIOD    (LOSS)+     ON INVESTMENTS   FROM OPERATIONS       INCOME          GAINS
--------------------------------------------------------------------------------------------------------------------
PRECIOUS METALS FUND INVESTOR CLASS
   MARCH 31, 2007            $54.50      $(.03)         $ 1.74           $ 1.71           $  --             $--
   March 31, 2006             35.64       (.07)          18.93            18.86              --              --
   March 31, 2005             44.32       (.05)          (8.63)           (8.68)             --              --
   March 31, 2004             26.78       (.12)          17.67            17.55            (.01)             --
   March 31, 2003             27.90        .03           (1.15)           (1.12)             --              --

RETAILING FUND INVESTOR CLASS
   MARCH 31, 2007             13.48       (.06)           1.05              .99              --              --
   March 31, 2006             12.30       (.08)           1.26             1.18              --              --
   March 31, 2005             11.74       (.06)            .62              .56              --              --
   March 31, 2004              8.00       (.08)           3.82             3.74              --              --
   March 31, 2003             11.12       (.07)          (3.05)           (3.12)             --              --

TECHNOLOGY FUND INVESTOR CLASS
   MARCH 31, 2007             12.35       (.11)            .29              .18              --              --
   March 31, 2006             10.35       (.09)           2.12             2.03            (.03)             --
   March 31, 2005             11.40        .03           (1.08)           (1.05)             --              --
   March 31, 2004              7.11       (.11)           4.40             4.29              --              --
   March 31, 2003             11.00       (.09)          (3.80)           (3.89)             --              --

TELECOMMUNICATIONS FUND INVESTOR CLASS
   MARCH 31, 2007             17.74        .16            1.23             1.39            (.11)             --
   March 31, 2006             14.33        .21            3.60             3.81            (.40)             --
   March 31, 2005             15.48        .09           (1.24)           (1.15)             --              --
   March 31, 2004             10.05         --            5.48             5.48            (.05)             --
   March 31, 2003++           15.12        .06           (5.13)           (5.07)             --              --

TRANSPORTATION FUND INVESTOR CLASS
   MARCH 31, 2007             28.30       (.14)           1.00              .86              --              --
   March 31, 2006             22.42       (.09)           5.97             5.88              --              --
   March 31, 2005             18.84       (.11)           3.69             3.58              --              --
   March 31, 2004             15.03       (.06)           3.87             3.81              --              --
   March 31, 2003++           20.85       (.12)          (5.70)           (5.82)             --              --

 +    CALCULATED USING THE AVERAGE DAILY SHARES OUTSTANDING FOR THE YEAR.

++ PER SHARE AMOUNTS FOR THE YEAR ENDED MARCH 31, 2003 HAVE BEEN RESTATED TO REFLECT A 1:3 REVERSE STOCK SPLIT EFFECTIVE APRIL 21, 2003.

                                [GRAPHIC OMITTED]

                                                                   PROSPECTUS 83

                                                                                  RATIOS TO
                                                                             AVERAGE NET ASSETS:
                                                                            --------------------
                                           NET
                                         INCREASE    NET ASSET                            NET                 NET ASSETS,
                                      (DECREASE) IN    VALUE,      TOTAL              INVESTMENT  PORTFOLIO     END OF
                           TOTAL        NET ASSET      END OF   INVESTMENT    TOTAL     INCOME     TURNOVER  PERIOD (000'S
YEAR ENDED             DISTRIBUTIONS      VALUE        PERIOD     RETURN    EXPENSES    (LOSS)       RATE      OMITTED)
--------------------------------------------------------------------------------------------------------------------------
PRECIOUS METALS FUND INVESTOR CLASS
   MARCH 31, 2007          $  --         $ 1.71        $56.21      3.14%      1.26%     (0.05)%       259%      $149,876
   March 31, 2006             --          18.86         54.50     52.92%      1.24%     (0.16)%       277%       213,017
   March 31, 2005             --          (8.68)        35.64    (19.58)%     1.23%     (0.12)%       358%       130,718
   March 31, 2004           (.01)         17.54         44.32     65.53%      1.26%     (0.32)%       550%       236,961
   March 31, 2003             --          (1.12)        26.78     (4.01)%     1.27%      0.09%        744%        75,185

RETAILING FUND INVESTOR CLASS
   MARCH 31, 2007             --            .99         14.47      7.34%      1.36%     (0.45)%       952%         4,033
   March 31, 2006             --           1.18         13.48      9.59%      1.33%     (0.60)%     1,163%         7,608
   March 31, 2005             --            .56         12.30      4.77%      1.33%     (0.54)%     1,505%         7,529
   March 31, 2004             --           3.74         11.74     46.75%      1.35%     (0.78)%     1,825%        11,738
   March 31, 2003             --          (3.12)         8.00    (28.06)%     1.38%     (0.82)%     3,788%         2,964

TECHNOLOGY FUND INVESTOR CLASS
   MARCH 31, 2007             --            .18         12.53      1.46%      1.36%     (0.91)%       684%        14,274
   March 31, 2006           (.03)          2.00         12.35     19.65%      1.33%     (0.79)%       666%        21,182
   March 31, 2005             --          (1.05)        10.35     (9.21)%     1.31%      0.33%      1,304%        13,346
   March 31, 2004             --           4.29         11.40     60.34%      1.36%     (1.07)%     1,853%        17,114
   March 31, 2003             --          (3.89)         7.11    (35.36)%     1.38%     (1.13)%     1,938%         8,348

TELECOMMUNICATIONS FUND INVESTOR CLASS
   MARCH 31, 2007           (.11)          1.28         19.02      7.87%      1.37%      0.89%        430%        16,699
   March 31, 2006           (.40)          3.41         17.74     26.96%      1.38%      1.30%        820%        56,695
   March 31, 2005             --          (1.15)        14.33     (7.43)%     1.35%      0.60%      1,142%         6,003
   March 31, 2004           (.05)          5.43         15.48     54.59%      1.37%      0.01%      1,506%        14,406
   March 31, 2003++           --          (5.07)        10.05    (33.53)%     1.38%      0.46%      2,431%         9,152

TRANSPORTATION FUND INVESTOR CLASS
   MARCH 31, 2007             --            .86         29.16      3.04%      1.36%     (0.48)%       686%         6,635
   March 31, 2006             --           5.88         28.30     26.23%      1.37%     (0.36)%       669%        48,580
   March 31, 2005             --           3.58         22.42     19.00%      1.32%     (0.51)%       929%         7,890
   March 31, 2004             --           3.81         18.84     25.35%      1.36%     (0.34)%     1,624%         3,792
   March 31, 2003++           --          (5.82)        15.03    (27.91)%     1.40%     (0.70)%     2,786%           960

                                [GRAPHIC OMITTED]

84

FINANCIAL HIGHLIGHTS (CONTINUED)
--------------------------------------------------------------------------------

                                                     NET REALIZED     NET INCREASE
                           NET ASSET       NET           AND           (DECREASE)      DISTRIBUTIONS   DISTRIBUTIONS
                             VALUE,    INVESTMENT     UNREALIZED      IN NET ASSET        FROM NET        FROM NET
                           BEGINNING     INCOME     GAINS (LOSSES)   VALUE RESULTING     INVESTMENT       REALIZED
YEAR ENDED                 OF PERIOD    (LOSS)+     ON INVESTMENTS   FROM OPERATIONS       INCOME          GAINS
--------------------------------------------------------------------------------------------------------------------
UTILITIES FUND INVESTOR CLASS
   MARCH 31, 2007            $24.90       $.52          $ 6.83           $ 7.35           $(.36)            $--
   March 31, 2006             23.62        .51            1.21             1.72            (.44)             --
   March 31, 2005             20.57        .53            2.82             3.35            (.30)             --
   March 31, 2004             16.38        .45            4.71             5.16            (.97)             --
   March 31, 2003++           25.44        .60           (9.12)           (8.52)           (.54)             --

U.S. GOVERNMENT MONEY MARKET FUND INVESTOR CLASS
   MARCH 31, 2007              1.00        .04              --              .04            (.04)             --
   March 31, 2006              1.00        .03              --              .03            (.03)             --
   March 31, 2005              1.00        .01              --              .01            (.01)             --
   March 31, 2004              1.00         --SS.           --               --SS.          (--)SS.          --
   March 31, 2003              1.00        .01              --              .01            (.01)             --

  +   CALCULATED USING THE AVERAGE DAILY SHARES OUTSTANDING FOR THE YEAR.

 ++ PER SHARE AMOUNTS FOR THE YEAR ENDED MARCH 31, 2003 HAVE BEEN RESTATED TO REFLECT A 1:3 REVERSE STOCK SPLIT EFFECTIVE APRIL 21, 2003.

SS.   LESS THAN $.01 PER SHARE.

                                [GRAPHIC OMITTED]

                                                                   PROSPECTUS 85

                                                                                  RATIOS TO
                                                                             AVERAGE NET ASSETS:
                                                                            --------------------
                                           NET
                                         INCREASE    NET ASSET                            NET                 NET ASSETS,
                                      (DECREASE) IN    VALUE,      TOTAL              INVESTMENT  PORTFOLIO     END OF
                           TOTAL        NET ASSET      END OF   INVESTMENT    TOTAL     INCOME     TURNOVER  PERIOD (000'S
YEAR ENDED             DISTRIBUTIONS      VALUE        PERIOD     RETURN    EXPENSES    (LOSS)       RATE      OMITTED)
--------------------------------------------------------------------------------------------------------------------------
UTILITIES FUND INVESTOR CLASS
   MARCH 31, 2007          $(.36)        $ 6.99        $31.89     29.64%      1.37%      1.86%        557%    $    84,150
   March 31, 2006           (.44)          1.28         24.90      7.25%      1.33%      1.99%        728%         11,717
   March 31, 2005           (.30)          3.05         23.62     16.35%      1.33%      2.46%      1,124%         17,861
   March 31, 2004           (.97)          4.19         20.57     32.11%      1.35%      2.50%      1,609%         19,170
   March 31, 2003++         (.54)         (9.06)        16.38    (33.55)%     1.39%      3.24%      3,158%          9,978

U.S. GOVERNMENT MONEY MARKET FUND INVESTOR CLASS
   MARCH 31, 2007           (.04)            --          1.00      4.26%      0.92%      4.20%         --         982,347
   March 31, 2006           (.03)            --          1.00      2.79%      0.88%      2.74%         --         975,088
   March 31, 2005           (.01)            --          1.00      0.82%      0.87%      0.81%         --       1,196,009
   March 31, 2004            (--)SS.         --          1.00      0.18%      0.90%      0.18%         --       1,057,062
   March 31, 2003           (.01)            --          1.00      0.71%      0.92%      0.71%         --       1,218,676

                                [GRAPHIC OMITTED]

86


ADDITIONAL AND MORE DETAILED INFORMATION ABOUT THE FUNDS IS INCLUDED IN THE SAI DATED AUGUST 1, 2007. THE SAI HAS BEEN FILED WITH THE SEC AND IS INCORPORATED BY REFERENCE INTO THIS PROSPECTUS AND, THEREFORE, LEGALLY FORMS A PART OF THIS PROSPECTUS. THE SEC MAINTAINS THE EDGAR DATABASE ON ITS WEB SITE ("HTTP://WWW.SEC.GOV") THAT CONTAINS THE SAI, MATERIAL INCORPORATED BY REFERENCE, AND OTHER INFORMATION REGARDING REGISTRANTS THAT FILE ELECTRONICALLY WITH THE SEC. YOU MAY ALSO REVIEW AND COPY DOCUMENTS AT THE SEC PUBLIC REFERENCE ROOM IN WASHINGTON, D.C. (FOR INFORMATION ON THE OPERATION OF THE PUBLIC REFERENCE ROOM, CALL 202.551.8090). YOU MAY REQUEST DOCUMENTS FROM THE SEC BY MAIL, UPON PAYMENT OF A DUPLICATION FEE, BY WRITING TO: U.S. SECURITIES AND EXCHANGE COMMISSION, PUBLIC REFERENCE SECTION, WASHINGTON, D.C. 20549-0102 OR BY EMAILING THE SEC AT THE FOLLOWING ADDRESS: PUBLICINFO@SEC.GOV.

YOU MAY OBTAIN A COPY OF THE SAI OR THE ANNUAL OR SEMI-ANNUAL REPORTS, WITHOUT CHARGE BY CALLING 800.820.0888 OR 301.296.5100, VISITING THE RYDEX WEB SITE AT WWW.RYDEXINVESTMENTS.COM, OR WRITING TO RYDEX SERIES FUNDS, AT 9601 BLACKWELL ROAD, SUITE 500, ROCKVILLE, MARYLAND 20850. ADDITIONAL INFORMATION ABOUT THE FUNDS' INVESTMENTS IS AVAILABLE IN THE ANNUAL AND SEMI-ANNUAL REPORTS. ALSO, IN THE FUNDS' ANNUAL REPORT, YOU WILL FIND A DISCUSSION OF THE MARKET CONDITIONS AND INVESTMENT STRATEGIES THAT SIGNIFICANTLY AFFECTED THE FUNDS' PERFORMANCE DURING THEIR LAST FISCAL YEAR.

NO ONE HAS BEEN AUTHORIZED TO GIVE ANY INFORMATION OR TO MAKE ANY
REPRESENTATIONS NOT CONTAINED IN THIS PROSPECTUS OR IN THE FUNDS' SAI IN CONNECTION WITH THE OFFERING OF FUND SHARES. DO NOT RELY ON ANY SUCH INFORMATION OR REPRESENTATIONS AS HAVING BEEN AUTHORIZED BY THE FUNDS OR RYDEX INVESTMENTS. THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFERING BY THE FUNDS IN ANY JURISDICTION WHERE SUCH AN OFFERING IS NOT LAWFUL.

THE TRUST'S SEC REGISTRATION NUMBER IS 811-07584.

[LOGO] RYDEX INVESTMENTS
             ESSENTIAL FOR MODERN MARKETS(R)

             9601 Blackwell Road o Suite 500 o Rockville, MD 20850
             800.820.0888 o www.rydexinvestments.com

             RSSI-1-0807x0808

                     ---------------------------------------
                      PLEASE SEE THE RYDEX PRIVACY POLICIES
                             INSIDE THE BACK COVER.
                     ---------------------------------------

                                [GRAPHIC OMITTED]


                                                              RYDEX SERIES FUNDS
                            A-CLASS AND C-CLASS SHARES PROSPECTUS AUGUST 1, 2007


                                                                    SECTOR FUNDS
                                              BANKING                   INTERNET
                                      BASIC MATERIALS                    LEISURE
                                        BIOTECHNOLOGY            PRECIOUS METALS
                                    CONSUMER PRODUCTS                  RETAILING
                                          ELECTRONICS                 TECHNOLOGY
                                               ENERGY         TELECOMMUNICATIONS
                                      ENERGY SERVICES             TRANSPORTATION
                                   FINANCIAL SERVICES                  UTILITIES
                                          HEALTH CARE

                                                               MONEY MARKET FUND
                                                    U.S. GOVERNMENT MONEY MARKET

                                                         [LOGO] RYDEXINVESTMENTS
                                                 ESSENTIAL FOR MODERN MARKETS(R)

The U.S. Securities and Exchange Commission has not approved or disapproved the Trust's shares or passed upon the accuracy or adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

                                [GRAPHIC OMITTED]

TABLE OF CONTENTS
--------------------------------------------------------------------------------

SECTOR FUNDS
   BANKING FUND ........................................................       2
   BASIC MATERIALS FUND ................................................       3
   BIOTECHNOLOGY FUND ..................................................       4
   CONSUMER PRODUCTS FUND ..............................................       5
   ELECTRONICS FUND ....................................................       6
   ENERGY FUND .........................................................       7
   ENERGY SERVICES FUND ................................................       8
   FINANCIAL SERVICES FUND .............................................       9
   HEALTH CARE FUND ....................................................      10
   INTERNET FUND .......................................................      11
   LEISURE FUND ........................................................      12
   PRECIOUS METALS FUND ................................................      13
   RETAILING FUND ......................................................      14
   TECHNOLOGY FUND .....................................................      15
   TELECOMMUNICATIONS FUND .............................................      16
   TRANSPORTATION FUND .................................................      17
   UTILITIES FUND ......................................................      18
MONEY MARKET FUND
   U.S. GOVERNMENT MONEY MARKET FUND ...................................      19
PRINCIPAL RISKS OF INVESTING IN THE FUNDS ..............................      20
DESCRIPTIONS OF PRINCIPAL RISKS ........................................      23
FUND PERFORMANCE .......................................................      32
FUND FEES AND EXPENSES .................................................      52
MORE INFORMATION ABOUT THE FUNDS .......................................      61
SHAREHOLDER INFORMATION ................................................      62
TRANSACTION INFORMATION ................................................      63
SALES CHARGES ..........................................................      66
   A-CLASS SHARES ......................................................      66
   C-CLASS SHARES ......................................................      70
BUYING FUND SHARES .....................................................      70
SELLING FUND SHARES ....................................................      74
EXCHANGING FUND SHARES .................................................      76
RYDEX ACCOUNT POLICIES .................................................      78
DISTRIBUTION AND SHAREHOLDER SERVICES ..................................      81
DIVIDENDS AND DISTRIBUTIONS ............................................      82
TAX INFORMATION ........................................................      83
MANAGEMENT OF THE FUNDS ................................................      84
FINANCIAL HIGHLIGHTS ...................................................      88
ADDITIONAL INFORMATION .................................................     100

                    ---------------------------------------
                     PLEASE SEE THE RYDEX PRIVACY POLICIES
                             INSIDE THE BACK COVER.
                    ---------------------------------------

                                [GRAPHIC OMITTED]

                                                                    PROSPECTUS 1

                               RYDEX SERIES FUNDS
                                 A-CLASS SHARES
                                 C-CLASS SHARES

            9601 BLACKWELL ROAD, SUITE 500, ROCKVILLE, MARYLAND 20850
             800.820.0888 o 301.296.5100 o WWW.RYDEXINVESTMENTS.COM

--------------------------------------------------------------------------------

SECTOR FUNDS
MONEY MARKET FUND

--------------------------------------------------------------------------------


Rydex Series Funds (the "Trust") is a mutual fund complex offering a number of professionally managed investment portfolios (funds) that are grouped into several categories according to each fund's investment strategy. This Prospectus decribes A-Class Shares and C-Class Shares of the following funds (the "Funds") which are grouped into the following categories:

SECTOR FUNDS - Banking Fund, Basic Materials Fund, Biotechnology Fund, Consumer Products Fund, Electronics Fund, Energy Fund, Energy Services Fund, Financial Services Fund, Health Care Fund, Internet Fund, Leisure Fund, Precious Metals Fund, Retailing Fund, Technology Fund, Telecommunications Fund, Transportation Fund and Utilities Fund

MONEY MARKET FUND - U.S. Government Money Market Fund

A-Class Shares and C-Class Shares of the Funds are sold through broker-dealers and other financial institutions ("financial intermediaries") whose clients take part in certain asset allocation investment programs. Investors may exchange shares of the Funds through your financial intermediary or directly through the Rydex web site - www.rydexinvestments.com - or over the phone.


RISKS OF INVESTING IN THE FUNDS

The value of the Funds may fluctuate. In addition, Fund shares:

      o     MAY DECLINE IN VALUE, AND YOU MAY LOSE MONEY

      o     ARE NOT FEDERALLY INSURED

      o     ARE NOT GUARANTEED BY ANY GOVERNMENT AGENCY

      o     ARE NOT BANK DEPOSITS

      o     ARE NOT GUARANTEED TO ACHIEVE THEIR OBJECTIVES

                                [GRAPHIC OMITTED]

2

BANKING FUND
--------------------------------------------------------------------------------
A-CLASS (RYBKX)                                                  C-CLASS (RYKCX)

FUND OBJECTIVE

The Banking Fund seeks to provide capital appreciation by investing in companies that are involved in the banking sector, including commercial banks (and their holding companies) and savings and loan institutions ("Banking Companies").

PRINCIPAL INVESTMENT STRATEGY

The Banking Fund invests substantially all of its assets in equity securities of Banking Companies that are traded in the United States. In addition, the Fund will invest to a significant extent in the securities of Banking Companies that have small to mid-sized capitalizations. Banking Companies are engaged in accepting deposits and making commercial and principally non-mortgage consumer loans and include state chartered banks, savings and loan institutions, and banks that are members of the Federal Reserve System. The Fund may also engage in futures and options transactions, and purchase American Depositary Receipts ("ADRs") and U.S. Government securities. Under U.S. Securities and Exchange Commission regulations, the Fund may not invest more than 5% of its total assets in the equity securities of any company that derives more than 15% of its revenues from brokerage or investment management activities.


PRINCIPAL RISKS

The Banking Fund is subject to a number of risks that may affect the value of its shares, including:

      o     Active Trading Risk

      o     Banking Sector Concentration Risk

      o     Depositary Receipt Risk

      o     Derivatives Risk

      o     Early Closing Risk

      o     Market Risk

      o     Non-Diversification Risk

      o     Small-Capitalization and Mid-Capitalization Securities Risk

Please see "Descriptions of Principal Risks" on page 23 for a discussion of each of the principal risks that apply to the Fund.

                                [GRAPHIC OMITTED]

                                                                    PROSPECTUS 3

BASIC MATERIALS FUND
--------------------------------------------------------------------------------
A-CLASS (RYBMX)                                                  C-CLASS (RYBCX)

FUND OBJECTIVE

The Basic Materials Fund seeks to provide capital appreciation by investing in companies engaged in the mining, manufacture, or sale of basic materials, such as lumber, steel, iron, aluminum, concrete, chemicals and other basic building and manufacturing materials ("Basic Materials Companies").

PRINCIPAL INVESTMENT STRATEGY

The Basic Materials Fund invests substantially all of its assets in equity securities of Basic Materials Companies that are traded in the United States. In addition, the Fund will invest to a significant extent in the securities of Basic Materials Companies that have small to mid-sized capitalizations. Basic Materials Companies are engaged in the manufacture, mining, processing, or distribution of raw materials and intermediate goods used in the industrial sector, and may be involved in the production of metals, textiles, and wood products, including equipment suppliers and railroads. The Fund may also engage in futures and options transactions, and purchase ADRs and U.S. Government securities.


PRINCIPAL RISKS

The Basic Materials Fund is subject to a number of risks that may affect the value of its shares, including:

      o     Active Trading Risk

      o     Basic Materials Sector Concentration Risk

      o     Depositary Receipt Risk

      o     Derivatives Risk

      o     Early Closing Risk

      o     Market Risk

      o     Non-Diversification Risk

      o     Small-Capitalization and Mid-Capitalization Securities Risk

Please see "Descriptions of Principal Risks" on page 23 for a discussion of each of the principal risks that apply to the Fund.

                                [GRAPHIC OMITTED]

4

BIOTECHNOLOGY FUND
--------------------------------------------------------------------------------
A-CLASS (RYBOX)                                                  C-CLASS (RYCFX)

FUND OBJECTIVE

The Biotechnology Fund seeks capital appreciation by investing in companies that are involved in the biotechnology industry, including companies involved in research and development, genetic or other biological engineering, and in the design, manufacture, or sale of related biotechnology products or services ("Biotechnology Companies").

PRINCIPAL INVESTMENT STRATEGY

The Biotechnology Fund invests substantially all of its assets in equity securities of Biotechnology Companies that are traded in the United States. In addition, the Fund will invest to a significant extent in the securities of Biotechnology Companies that have small to mid-sized capitalizations. Biotechnology Companies are engaged in the research, development, and manufacture of various biotechnological products, services, and processes; manufacture and/or distribute biotechnological and biomedical products, including devices and instruments; provide or benefit significantly from scientific and technological advances in biotechnology; or provide processes or services instead of, or in addition to, products. The Fund may also engage in futures and options transactions, and purchase ADRs and U.S. Government securities.


PRINCIPAL RISKS

The Biotechnology Fund is subject to a number of risks that may affect the value of its shares, including:

      o     Active Trading Risk

      o     Biotechnology Sector Concentration Risk

      o     Depositary Receipt Risk

      o     Derivatives Risk

      o     Early Closing Risk

      o     Market Risk

      o     Non-Diversification Risk

      o     Small-Capitalization and Mid-Capitalization Securities Risk

Please see "Descriptions of Principal Risks" on page 23 for a discussion of each of the principal risks that apply to the Fund.

                                [GRAPHIC OMITTED]

                                                                    PROSPECTUS 5

CONSUMER PRODUCTS
--------------------------------------------------------------------------------
A-CLASS (RYPDX)                                                  C-CLASS (RYCPX)

FUND OBJECTIVE

The Consumer Products Fund seeks capital appreciation by investing in companies engaged in manufacturing finished goods and services both domestically and internationally ("Consumer Products Companies").

PRINCIPAL INVESTMENT STRATEGY

The Consumer Products Fund invests substantially all of its assets in equity securities of Consumer Products Companies that are traded in the United States. In addition, the Fund will invest to a significant extent in the securities of Consumer Products Companies that have small to mid-sized capitalizations. Consumer Products Companies include companies that manufacture, wholesale or retail durable goods such as major appliances and personal computers, or that retail non-durable goods such as beverages, tobacco, health care products, household and personal care products, apparel, and entertainment products (E.G., books, magazines, TV, cable, movies, music, gaming, sports), as well as companies that provide consumer products and services such as lodging, child care, convenience stores, and car rentals. The Fund may also engage in futures and options transactions, and purchase ADRs and U.S. Government securities.


PRINCIPAL RISKS

The Consumer Products Fund is subject to a number of risks that may affect the value of its shares, including:

      o     Active Trading Risk

      o     Consumer Products Sector Concentration Risk

      o     Depositary Receipt Risk

      o     Derivatives Risk

      o     Early Closing Risk

      o     Market Risk

      o     Non-Diversification Risk

      o     Small-Capitalization and Mid-Capitalization Securities Risk

Please see "Descriptions of Principal Risks" on page 23 for a discussion of each of the principal risks that apply to the Fund.

                                [GRAPHIC OMITTED]

6

ELECTRONICS FUND
--------------------------------------------------------------------------------
A-CLASS (RYELX)                                                  C-CLASS (RYSCX)

FUND OBJECTIVE

The Electronics Fund seeks capital appreciation by investing in companies that are involved in the electronics sector, including semiconductor manufacturers and distributors, and makers and vendors of other electronic components and devices ("Electronics Companies").

PRINCIPAL INVESTMENT STRATEGY

The Electronics Fund invests substantially all of its assets in equity securities of Electronics Companies that are traded in the United States. In addition, the Fund will invest to a significant extent in the securities of Electronics Companies that have small to mid-sized capitalizations. Electronics Companies include companies involved in the manufacture and development of semiconductors, connectors, printed circuit boards and other components; equipment vendors to electronic component manufacturers; electronic component distributors; electronic instruments and electronic systems vendors; and also include companies involved in all aspects of the electronics business and in new technologies or specialty areas such as defense electronics, advanced design and manufacturing technologies, or lasers. The Fund may also engage in futures and options transactions, and purchase ADRs and U.S. Government securities.


PRINCIPAL RISKS

The Electronics Fund is subject to a number of risks that may affect the value of its shares, including:

      o     Active Trading Risk

      o     Depositary Receipt Risk

      o     Derivatives Risk

      o     Early Closing Risk

      o     Electronics Sector Concentration Risk

      o     Market Risk

      o     Non-Diversification Risk

      o     Small-Capitalization and Mid-Capitalization Securities Risk

Please see "Descriptions of Principal Risks" on page 23 for a discussion of each of the principal risks that apply to the Fund.

                                [GRAPHIC OMITTED]

                                                                    PROSPECTUS 7

ENERGY FUND
--------------------------------------------------------------------------------
A-CLASS (RYENX)                                                  C-CLASS (RYECX)

FUND OBJECTIVE

The Energy Fund seeks capital appreciation by investing in companies involved in the energy field, including the exploration, production, and development of oil, gas, coal and alternative sources of energy ("Energy Companies").

PRINCIPAL INVESTMENT STRATEGY

The Energy Fund invests substantially all of its assets in equity securities of Energy Companies that are traded in the United States. In addition, the Fund will invest to a significant extent in the securities of Energy Companies that have small to mid-sized capitalizations. Energy Companies are involved in all aspects of the energy industry, including the conventional areas of oil, gas, electricity, and coal, and alternative sources of energy such as nuclear, geothermal, oil shale, and solar power, and include companies that produce, transmit, market, distribute or measure energy; companies involved in providing products and services to companies in the energy field; and companies involved in the exploration of new sources of energy, conservation, and energy-related pollution control. The Fund may also engage in futures and options transactions, and purchase ADRs and U.S. Government securities.


PRINCIPAL RISKS

The Energy Fund is subject to a number of risks that may affect the value of its shares, including:

      o     Active Trading Risk

      o     Depositary Receipt Risk

      o     Derivatives Risk

      o     Early Closing Risk

      o     Energy Sector Concentration Risk

      o     Market Risk

      o     Non-Diversification Risk

      o     Small-Capitalization and Mid-Capitalization Securities Risk

Please see "Descriptions of Principal Risks" on page 23 for a discussion of each of the principal risks that apply to the Fund.

                                [GRAPHIC OMITTED]

8

ENERGY SERVICES FUND
--------------------------------------------------------------------------------
A-CLASS (RYESX)                                                  C-CLASS (RYVCX)

FUND OBJECTIVE

The Energy Services Fund seeks capital appreciation by investing in companies that are involved in the energy services field, including those that provide services and equipment in the areas of oil, coal, and gas exploration and production ("Energy Services Companies").

PRINCIPAL INVESTMENT STRATEGY

The Energy Services Fund invests substantially all of its assets in equity securities of Energy Services Companies that are traded in the United States. In addition, the Fund will invest to a significant extent in the securities of Energy Services Companies that have small to mid-sized capitalizations. Energy Services Companies are engaged in one or more businesses in the energy services field, including those that provide services and equipment to companies engaged in the production, refinement or distribution of oil, gas, electricity, and coal; companies involved with the production and development of newer sources of energy such as nuclear, geothermal, oil shale, and solar power; companies involved with onshore or offshore drilling; companies involved in production and well maintenance; companies involved in exploration engineering, data and technology; companies involved in energy transport; and companies involved in equipment and plant design or construction. The Fund may also engage in futures and options transactions, and purchase ADRs and U.S. Government securities.


PRINCIPAL RISKS

The Energy Services Fund is subject to a number of risks that may affect the value of its shares, including:

      o     Active Trading Risk

      o     Depositary Receipt Risk

      o     Derivatives Risk

      o     Early Closing Risk

      o     Energy Services Sector Concentration Risk

      o     Market Risk

      o     Non-Diversification Risk

      o     Small-Capitalization and Mid-Capitalization Securities Risk

Please see "Descriptions of Principal Risks" on page 23 for a discussion of each of the principal risks that apply to the Fund.

                                [GRAPHIC OMITTED]

                                                                    PROSPECTUS 9

FINANCIAL SERVICES FUND
--------------------------------------------------------------------------------
A-CLASS (RYFNX)                                                  C-CLASS (RYFCX)

FUND OBJECTIVE

The Financial Services Fund seeks capital appreciation by investing in companies that are involved in the financial services sector ("Financial Services Companies").

PRINCIPAL INVESTMENT STRATEGY

The Financial Services Fund invests substantially all of its assets in equity securities of Financial Services Companies that are traded in the United States. In addition, the Fund will invest to a significant extent in the securities of Financial Services Companies that have small to mid-sized capitalizations. Financial Service Companies include commercial banks, savings and loan associations, insurance companies and brokerage companies. The Fund may also engage in futures and options transactions, and purchase ADRs and U.S. Government securities. Under U.S. Securities and Exchange Commission regulations, the Fund may not invest more than 5% of its total assets in the equity securities of any company that derives more than 15% of its revenues from brokerage or investment management activities.


PRINCIPAL RISKS

The Financial Services Fund is subject to a number of risks that may affect the value of its shares, including:

      o     Active Trading Risk

      o     Depositary Receipt Risk

      o     Derivatives Risk

      o     Early Closing Risk

      o     Financial Services Sector Concentration Risk

      o     Market Risk

      o     Non-Diversification Risk

      o     Small-Capitalization and Mid-Capitalization Securities Risk

Please see "Descriptions of Principal Risks" on page 23 for a discussion of each of the principal risks that apply to the Fund.

                                [GRAPHIC OMITTED]

10

HEALTH CARE FUND
--------------------------------------------------------------------------------
A-CLASS (RYHEX)                                                  C-CLASS (RYHCX)

FUND OBJECTIVE

The Health Care Fund seeks capital appreciation by investing in companies that are involved in the health care industry ("Health Care Companies").

PRINCIPAL INVESTMENT STRATEGY

The Health Care Fund invests substantially all of its assets in equity securities of Health Care Companies that are traded in the United States. In addition, the Fund will invest to a significant extent in the securities of Health Care Companies that have small to mid-sized capitalizations. Health Care Companies include pharmaceutical companies, companies involved in the research and development of pharmaceutical products and services, companies involved in the operation of health care facilities, and other companies involved in the design, manufacture, or sale of health care-related products or services. The Fund may also engage in futures and options transactions, and purchase ADRs and U.S. Government securities.


PRINCIPAL RISKS

The Health Care Fund is subject to a number of risks that may affect the value of its shares, including:

      o     Active Trading Risk

      o     Depositary Receipt Risk

      o     Derivatives Risk

      o     Early Closing Risk

      o     Health Care Sector Concentration Risk

      o     Market Risk

      o     Non-Diversification Risk

      o     Small-Capitalization and Mid-Capitalization Securities Risk

Please see "Descriptions of Principal Risks" on page 23 for a discussion of each of the principal risks that apply to the Fund.

                                [GRAPHIC OMITTED]

                                                                   PROSPECTUS 11

INTERNET FUND
--------------------------------------------------------------------------------
A-CLASS (RYINX)                                                  C-CLASS (RYICX)

FUND OBJECTIVE

The Internet Fund seeks capital appreciation by investing in companies that provide products or services designed for or related to the Internet ("Internet Companies").

PRINCIPAL INVESTMENT STRATEGY

The Internet Fund invests substantially all of its assets in equity securities of Internet Companies that are traded in the United States. In addition, the Fund will invest to a significant extent in the securities of Internet Companies that have small to mid-sized capitalizations. Internet Companies are involved in all aspects of research, design development, manufacturing or distribution of products or services for use with the Internet or Internet related businesses. Such companies may provide information or entertainment services over the Internet; sell or distribute goods and services over the Internet; provide infrastructure systems or otherwise provide hardware, software or support which impacts Internet commerce; or provide Internet access to consumers and businesses. Internet companies may also include companies that provide Intranet and Extranet services. The Fund will maintain an adequate representation of the various industries in the Internet sector. The Fund may also engage in futures and options transactions, and purchase ADRs and U.S. Government securities.


PRINCIPAL RISKS

The Internet Fund is subject to a number of risks that may affect the value of its shares, including:

      o     Active Trading Risk

      o     Depositary Receipt Risk

      o     Derivatives Risk

      o     Early Closing Risk

      o     Internet Sector Concentration Risk

      o     Market Risk

      o     Non-Diversification Risk

      o     Small-Capitalization and Mid-Capitalization Securities Risk

Please see "Descriptions of Principal Risks" on page 23 for a discussion of each of the principal risks that apply to the Fund.

                                [GRAPHIC OMITTED]

12

LEISURE FUND
--------------------------------------------------------------------------------
A-CLASS (RYLSX)                                                  C-CLASS (RYLCX)

FUND OBJECTIVE

The Leisure Fund seeks capital appreciation by investing in companies engaged in leisure and entertainment businesses ("Leisure Companies").

PRINCIPAL INVESTMENT STRATEGY

The Leisure Fund invests substantially all of its assets in equity securities of Leisure Companies that are traded in the United States. In addition, the Fund will invest to a significant extent in the securities of Leisure Companies that have small to mid-sized capitalizations. Leisure Companies are engaged in the design, production, or distribution of goods or services in the leisure industries. Leisure Companies include hotels and resorts, casinos, radio and television broadcasting and advertising companies, motion picture production companies, toys and sporting goods manufacturers, musical recording companies and instrument manufacturers, alcohol and tobacco, and publishing. The Fund may also engage in futures and options transactions, and purchase ADRs and U.S. Government securities.


PRINCIPAL RISKS

The Leisure Fund is subject to a number of risks that may affect the value of its shares, including:

      o     Active Trading Risk

      o     Depositary Receipt Risk

      o     Derivatives Risk

      o     Early Closing Risk

      o     Leisure Sector Concentration Risk

      o     Market Risk

      o     Non-Diversification Risk

      o     Small-Capitalization and Mid-Capitalization Securities Risk

Please see "Descriptions of Principal Risks" on page 23 for a discussion of each of the principal risks that apply to the Fund.

                                [GRAPHIC OMITTED]

                                                                   PROSPECTUS 13

PRECIOUS METALS FUND
--------------------------------------------------------------------------------
A-CLASS (RYMNX)                                                  C-CLASS (RYZCX)

FUND OBJECTIVE

The Precious Metals Fund seeks to provide capital appreciation by investing in U.S. and foreign companies that are involved in the precious metals sector, including exploration, mining, production and development, and other precious metals-related services ("Precious Metals Companies").

PRINCIPAL INVESTMENT STRATEGY

The Precious Metals Fund invests substantially all of its assets in equity securities of Precious Metals Companies that are traded in the United States and foreign countries. In addition, the Fund will invest to a significant extent in the securities of Precious Metals Companies that have small to mid-sized capitalizations. Precious metals include gold, silver, platinum and other precious metals. Precious Metals Companies include precious metal manufacturers; distributors of precious metal products, such as jewelry, metal foil or bullion; mining and geological exploration companies; and companies which provide services to Precious Metals Companies. The Fund may also engage in futures and options transactions, and purchase ADRs and U.S. Government securities.


PRINCIPAL RISKS

The Precious Metals Fund is subject to a number of risks that may affect the value of its shares, including:

      o     Active Trading Risk

      o     Depositary Receipt Risk

      o     Derivatives Risk

      o     Early Closing Risk

      o     Foreign Investment Risk

      o     Market Risk

      o     Non-Diversification Risk

      o     Precious Metals Sector Concentration Risk

      o     Small-Capitalization and Mid-Capitalization Securities Risk

Please see "Descriptions of Principal Risks" on page 23 for a discussion of each of the principal risks that apply to the Fund.

                                [GRAPHIC OMITTED]

14

RETAILING FUND
--------------------------------------------------------------------------------
A-CLASS (RYRTX)                                                  C-CLASS (RYRCX)

FUND OBJECTIVE

The Retailing Fund seeks capital appreciation by investing in companies engaged in merchandising finished goods and services, including department stores, restaurant franchises, mail order operations and other companies involved in selling products to consumers ("Retailing Companies").

PRINCIPAL INVESTMENT STRATEGY

The Retailing Fund invests substantially all of its assets in equity securities of Retailing Companies that are traded in the United States. In addition, the Fund will invest to a significant extent in the securities of Retailing Companies that have small to mid-sized capitalizations. Retailing Companies include drug and department stores; suppliers of goods and services for homes, home improvements and yards; clothing, jewelry, electronics and computer retailers; franchise restaurants; motor vehicle and marine dealers; warehouse membership clubs; mail order operations; and companies involved in alternative selling methods. The Fund may also engage in futures and options transactions, and purchase ADRs and U.S. Government securities.


PRINCIPAL RISKS

The Retailing Fund is subject to a number of risks that may affect the value of its shares, including:

      o     Active Trading Risk

      o     Depositary Receipt Risk

      o     Derivatives Risk

      o     Early Closing Risk

      o     Market Risk

      o     Non-Diversification Risk

      o     Retailing Sector Concentration Risk

      o     Small-Capitalization and Mid-Capitalization Securities Risk

Please see "Descriptions of Principal Risks" on page 23 for a discussion of each of the principal risks that apply to the Fund.

                                [GRAPHIC OMITTED]

                                                                   PROSPECTUS 15

TECHNOLOGY FUND
--------------------------------------------------------------------------------
A-CLASS (RYTHX)                                                  C-CLASS (RYCHX)

FUND OBJECTIVE

The Technology Fund seeks capital appreciation by investing in companies that are involved in the technology sector, including computer software and service companies, semiconductor manufacturers, networking and telecommunications equipment manufacturers, PC hardware and peripherals companies ("Technology Companies").

PRINCIPAL INVESTMENT STRATEGY

The Technology Fund invests substantially all of its assets in equity securities of Technology Companies that are traded in the United States. In addition, the Fund will invest to a significant extent in the securities of Technology Companies that have small to mid-sized capitalizations. Technology Companies are companies that Rydex Investments (the "Advisor") believes have, or will develop, products, processes, or services that will provide technological advances and improvements. These companies may include, for example, companies that develop, produce or distribute products or services in the computer, semiconductor, electronics, communications, health care, and biotechnology sectors. The Fund may also engage in futures and options transactions, and purchase ADRs and U.S. Government securities.


PRINCIPAL RISKS

The Technology Fund is subject to a number of risks that may affect the value of its shares, including:

      o     Active Trading Risk

      o     Depositary Receipt Risk

      o     Derivatives Risk

      o     Early Closing Risk

      o     Market Risk

      o     Non-Diversification Risk

      o     Small-Capitalization and Mid-Capitalization Securities Risk

      o     Technology Sector Concentration Risk

Please see "Descriptions of Principal Risks" on page 23 for a discussion of each of the principal risks that apply to the Fund.

                                [GRAPHIC OMITTED]

16

TELECOMMUNICATIONS FUND
--------------------------------------------------------------------------------
A-CLASS (RYTLX)                                                  C-CLASS (RYCSX)

FUND OBJECTIVE

The Telecommunications Fund seeks capital appreciation by investing in companies engaged in the development, manufacture, or sale of communications services or communications equipment ("Telecommunications Companies").

PRINCIPAL INVESTMENT STRATEGY

The Telecommunications Fund invests substantially all of its assets in equity securities of Telecommunications Companies that are traded in the United States. In addition, the Fund will invest to a significant extent in the securities of Telecommunications Companies that have small to mid-sized capitalizations. Telecommunications Companies range from traditional local and long-distance telephone services or equipment providers, to companies involved in developing technologies such as cellular telephone or paging services, Internet equipment and service providers, and fiber-optics. Although many established Telecommunications Companies pay an above-average dividend, the Fund's investment decisions are primarily based on growth potential and not on income. The Fund may also engage in futures and options transactions, and purchase ADRs and U.S. Government securities.


PRINCIPAL RISKS

The Telecommunications Fund is subject to a number of risks that may affect the value of its shares, including:

      o     Active Trading Risk

      o     Depositary Receipt Risk

      o     Derivatives Risk

      o     Early Closing Risk

      o     Market Risk

      o     Non-Diversification Risk

      o     Small-Capitalization and Mid- Capitalization Securities Risk

      o     Telecommunications Sector Concentration Risk

Please see "Descriptions of Principal Risks" on page 23 for a discussion of each of the principal risks that apply to the Fund.

                                [GRAPHIC OMITTED]

                                                                   PROSPECTUS 17

TRANSPORTATION FUND
--------------------------------------------------------------------------------
A-CLASS (RYTSX)                                                  C-CLASS (RYCNX)

FUND OBJECTIVE

The Transportation Fund seeks capital appreciation by investing in companies engaged in providing transportation services or companies engaged in the design, manufacture, distribution, or sale of transportation equipment ("Transportation Companies").

PRINCIPAL INVESTMENT STRATEGY

The Transportation Fund invests substantially all of its assets in equity securities of Transportation Companies that are traded in the United States. In addition, the Fund will invest to a significant extent in the securities of Transportation Companies that have small to mid-sized capitalizations. Transportation Companies may include, for example, companies involved in the movement of freight or people, such as airline, railroad, ship, truck and bus companies; equipment manufacturers (including makers of trucks, automobiles, planes, containers, railcars or other modes of transportation and related products); parts suppliers; and companies involved in leasing, maintenance, and transportation-related services. The Fund may also engage in futures and options transactions, and purchase ADRs and U.S. Government securities.


PRINCIPAL RISKS

The Transportation Fund is subject to a number of risks that may affect the value of its shares, including:

      o     Active Trading Risk

      o     Depositary Receipt Risk

      o     Derivatives Risk

      o     Early Closing Risk

      o     Market Risk

      o     Non-Diversification Risk

      o     Small-Capitalization and Mid-Capitalization Securities Risk

      o     Transportation Sector Concentration Risk

Please see "Descriptions of Principal Risks" on page 23 for a discussion of each of the principal risks that apply to the Fund.

                                [GRAPHIC OMITTED]

18

UTILITIES FUND
--------------------------------------------------------------------------------
A-CLASS (RYUTX)                                                  C-CLASS (RYCUX)

FUND OBJECTIVE

The Utilities Fund seeks capital appreciation by investing in companies that operate public utilities ("Utilities Companies").

PRINCIPAL INVESTMENT STRATEGY

The Utilities Fund invests substantially all of its assets in equity securities of Utilities Companies that are traded in the United States. In addition, the Fund will invest to a significant extent in the securities of Utilities Companies that have small to mid-sized capitalizations. Utilities Companies may include companies involved in the manufacturing, production, generation, transmission, distribution or sales of gas or electric energy; water supply, waste and sewage disposal; and companies that receive a majority of their revenues from their public utility operations. The Fund may also engage in futures and options transactions, and purchase ADRs and U.S. Government securities.


PRINCIPAL RISKS

The Utilities Fund is subject to a number of risks that may affect the value of its shares, including:

      o     Active Trading Risk

      o     Depositary Receipt Risk

      o     Derivatives Risk

      o     Early Closing Risk

      o     Market Risk

      o     Non-Diversification Risk

      o     Small-Capitalization and Mid-Capitalization Securities Risk

      o     Utilities Sector Concentration Risk

Please see "Descriptions of Principal Risks" on page 23 for a discussion of each of the principal risks that apply to the Fund.

                                [GRAPHIC OMITTED]

                                                                   PROSPECTUS 19

U.S. GOVERNMENT MONEY MARKET FUND
--------------------------------------------------------------------------------
A-CLASS (RYAXX)                                                  C-CLASS (RYCXX)

FUND OBJECTIVE

The U.S. Government Money Market Fund seeks to provide security of principal, high current income, and liquidity.

PRINCIPAL INVESTMENT STRATEGY

The U.S. Government Money Market Fund invests primarily in money market instruments issued or guaranteed as to principal and interest by the U.S. Government, its agencies or instrumentalities, and enters into repurchase agreements fully collateralized by U.S. Government securities. The Fund may also invest in Eurodollar time deposits. The Fund operates under U.S. Securities and Exchange Commission rules, which impose certain liquidity, maturity, and diversification requirements. All securities purchased by the Fund must have remaining maturities of 397 days or less, and must be found by the Advisor to represent minimal credit risk and be of eligible quality.


PRINCIPAL RISKS

The U.S. Government Money Market Fund is subject to a number of risks that may affect the value of its shares, including:

      o     Interest Rate Risk

      o     Stable Price Per Share Risk

Please see "Descriptions of Principal Risks" on page 23 for a discussion of each of the principal risks that apply to the Fund.

                                [GRAPHIC OMITTED]

20


PRINCIPAL RISKS OF INVESTING IN THE FUNDS
--------------------------------------------------------------------------------

As indicated below, the Funds are subject to a number of risks that may affect the value of the Funds' shares. Please see "Descriptions of Principal Risks" immediately following the table for more detailed information about the principal risks of the Funds.

-------------------------------------------------------------------------------------------------
                                             BASIC     BIOTECH-   CONSUMER
                                 BANKING   MATERIALS    NOLOGY    PRODUCTS   ELECTRONICS   ENERGY
                                   FUND      FUND        FUND       FUND        FUND        FUND
-------------------------------------------------------------------------------------------------
Active Trading Risk                 X          X          X           X           X          X
-------------------------------------------------------------------------------------------------
Depositary Receipt Risk             X          X          X           X           X          X
-------------------------------------------------------------------------------------------------
Derivatives Risk                    X          X          X           X           X          X
-------------------------------------------------------------------------------------------------
Early Closing Risk                  X          X          X           X           X          X
-------------------------------------------------------------------------------------------------
Foreign Investment Risk
-------------------------------------------------------------------------------------------------
Interest Rate Risk
-------------------------------------------------------------------------------------------------
Market Risk                         X          X          X           X           X          X
-------------------------------------------------------------------------------------------------
Non-Diversification Risk            X          X          X           X           X          X
-------------------------------------------------------------------------------------------------
Sector Concentration Risk (for
each Fund's specific Sector
Concentration Risk see
"Descriptions of Principal
Risks" below)                       X          X          X           X           X          X
-------------------------------------------------------------------------------------------------
Small-Capitalization and Mid-
Capitalization Securities Risk      X          X          X           X           X          X
-------------------------------------------------------------------------------------------------
Stable Price Per Share Risk
-------------------------------------------------------------------------------------------------

                                [GRAPHIC OMITTED]

                                                                   PROSPECTUS 21

--------------------------------------------------------------------------------------------------
                                 ENERGY    FINANCIAL                                      PRECIOUS
                                SERVICES   SERVICES    HEALTH CARE   INTERNET   LEISURE    METALS
                                  FUND       FUND         FUND         FUND       FUND      FUND
--------------------------------------------------------------------------------------------------
Active Trading Risk                 X          X            X           X          X         X
--------------------------------------------------------------------------------------------------
Depositary Receipt Risk             X          X            X           X          X         X
--------------------------------------------------------------------------------------------------
Derivatives Risk                    X          X            X           X          X         X
--------------------------------------------------------------------------------------------------
Early Closing Risk                  X          X            X           X          X         X
--------------------------------------------------------------------------------------------------
Foreign Investment Risk                                                                      X
--------------------------------------------------------------------------------------------------
Interest Rate Risk
--------------------------------------------------------------------------------------------------
Market Risk                         X          X            X           X          X         X
--------------------------------------------------------------------------------------------------
Non-Diversification Risk            X          X            X           X                    X
--------------------------------------------------------------------------------------------------
Sector Concentration Risk
(for each Fund's specific
Sector Concentration Risk see
"Descriptions of Principal
Risks" below)                       X          X            X           X          X         X
--------------------------------------------------------------------------------------------------
Small-Capitalization and Mid-
Capitalization Securities Risk      X          X            X           X          X         X
--------------------------------------------------------------------------------------------------
Stable Price Per Share Risk
--------------------------------------------------------------------------------------------------

                                [GRAPHIC OMITTED]

22

------------------------------------------------------------------------------------------------------------
                                                                                                    U.S.
                                                            TELECOM-      TRANS-                 GOVERNMENT
                                 RETAILING   TECHNOLOGY   MUNICATIONS   PORTATION   UTILITIES   MONEY MARKET
                                   FUND         FUND         FUND         FUND        FUND          FUND
------------------------------------------------------------------------------------------------------------
Active Trading Risk                  X            X            X            X           X
------------------------------------------------------------------------------------------------------------
Depositary Receipt Risk              X            X            X            X           X
------------------------------------------------------------------------------------------------------------
Derivatives Risk                     X            X            X            X           X
------------------------------------------------------------------------------------------------------------
Early Closing Risk                   X            X            X            X           X
------------------------------------------------------------------------------------------------------------
Foreign Investment Risk
------------------------------------------------------------------------------------------------------------
Interest Rate Risk                                                                                   X
------------------------------------------------------------------------------------------------------------
Market Risk                          X            X            X            X           X
------------------------------------------------------------------------------------------------------------
Non-Diversification Risk             X            X            X            X           X
------------------------------------------------------------------------------------------------------------
Sector Concentration Risk
(for each Fund's specific
Sector Concentration Risk see
"Descriptions of Principal
Risks" below)                        X            X            X            X           X
------------------------------------------------------------------------------------------------------------
Small-Capitalization and Mid-
Capitalization Securities Risk       X            X            X            X           X
------------------------------------------------------------------------------------------------------------
Stable Price Per Share Risk                                                                          X
------------------------------------------------------------------------------------------------------------

                                [GRAPHIC OMITTED]

                                                                   PROSPECTUS 23


DESCRIPTIONS OF PRINCIPAL RISKS
--------------------------------------------------------------------------------

ACTIVE TRADING RISK - A significant portion of the Fund's assets may come from investors who take part in certain strategic and tactical asset allocation programs. These programs often recommend frequent trading of Fund shares to take advantage of anticipated changes in market conditions. Therefore, the Advisor anticipates that investors who take part in these programs may frequently redeem or exchange shares of the Fund, which may cause the Fund to experience high portfolio turnover. High portfolio turnover may result in the Fund paying higher levels of transaction costs and generating greater tax liabilities for shareholders. In addition, large movements of assets into and out of the Fund may negatively impact the Fund's ability to achieve its investment objective. In certain circumstances, the Fund's expense ratios may vary from current estimates or the historical ratio disclosed in this Prospectus.

DEPOSITARY RECEIPT RISK - The Fund may hold the securities of non-U.S. companies in the form of American Depositary Receipts ("ADRs"). The underlying securities of the ADRs in the Fund's portfolio are usually denominated or quoted in currencies other than the U.S. Dollar. As a result, changes in foreign currency exchange rates may affect the value of the Fund's portfolio. Generally, when the U.S. Dollar rises in value against a foreign currency, a security denominated in that currency loses value because the currency is worth fewer U.S. Dollars. In addition, because the underlying securities of ADRs trade on foreign exchanges at times when the U.S. markets are not open for trading, the value of the securities underlying the ADRs may change materially at times when the U.S. markets are not open for trading, regardless of whether there is an active U.S. market for shares of the Fund or underlying fund. Investments in the underlying foreign securities may involve risks not typically associated with investing in U.S. companies. Foreign securities markets generally have less trading volume and less liquidity than U.S. markets, and prices in some foreign markets can be extremely volatile due to increased risks of adverse issuer, political, regulatory, market, or economic developments. Many foreign countries lack accounting and disclosure standards comparable to those that apply to U.S. companies, and it may be more difficult to obtain reliable information regarding a foreign issuer's financial condition and operations. In addition, transaction costs and costs associated with custody services are generally higher for foreign securities than they are for U.S. securities.

DERIVATIVES RISK - The Fund may invest a percentage of its assets in derivatives, such as futures and options contracts, to pursue its investment objective. The use of such derivatives may expose the Fund to additional risks that it would not be subject to if it invested directly in the securities underlying those derivatives. The Fund may use futures contracts and related options for bona fide hedging purposes to offset changes in the value of securities held or expected to be acquired. They may also be used to gain exposure to a particular

                                [GRAPHIC OMITTED]

24

market or instrument, to create a synthetic money market position, and for certain other tax-related purposes. The Fund will only enter into futures contracts traded on a national futures exchange or board of trade. Futures and options contracts are described in more detail below:

      FUTURES CONTRACTS - Futures contracts and options on futures contracts provide for the future sale by one party and purchase by another party of a specified amount of a specific security at a specified future time and at a specified price. An option on a futures contract gives the purchaser the right, in exchange for a premium, to assume a position in a futures contract at a specified exercise price during the term of the option. Index futures are futures contracts for various indices that are traded on registered securities exchanges.

      OPTIONS - The buyer of an option acquires the right to buy (a call option) or sell (a put option) a certain quantity of a security (the underlying security) or instrument at a certain price up to a specified point in time. The seller or writer of an option is obligated to sell (a call option) or buy (a put option) the underlying security. When writing (selling) call options on securities, the Fund may cover its positions by owning the underlying security on which an option is written or by owning a call option on the underlying security. Alternatively, the Fund may cover its positions by maintaining, in a segregated account, cash or liquid securities equal in value to the exercise price of the call options written by the Fund.

The risks associated with the Fund's use of futures and options contracts include:

      o The Fund experiencing losses that exceed losses experienced by funds that do not use futures contracts and options.

      o There may be an imperfect correlation between the changes in market value of the securities held by the Fund and the prices of futures and options on futures.

      o Although the Fund will only purchase exchange-traded futures, due to market conditions there may not always be a liquid secondary market for a futures contract. As a result, the Fund may be unable to close out its futures contracts at a time which is advantageous.

      o Trading restrictions or limitations may be imposed by an exchange, and government regulations may restrict trading in futures contracts and options.

      o Because option premiums paid or received by the Fund are small in relation to the market value of the investments underlying the options, buying and selling put and call options can be more speculative than investing directly in securities.

                                [GRAPHIC OMITTED]

                                                                   PROSPECTUS 25

EARLY CLOSING RISK - The normal close of trading of securities listed on Nasdaq and the NYSE is 4:00 p.m., Eastern Time. Unanticipated early closings of securities exchanges and other financial markets may result in the Fund's inability to buy or sell securities or other financial instruments on that day. If an exchange or market closes early on a day when the Fund needs to execute a high volume of trades late in a trading day, the Fund might incur substantial trading losses.

FOREIGN INVESTMENT RISK - Investments in securities of foreign companies can be more volatile than investments in U.S. companies. Diplomatic, political, or economic developments could affect investment in foreign countries. Foreign companies generally are not subject to uniform accounting, auditing, and financial reporting standards comparable to those applicable to U.S. companies. The value of securities denominated in foreign currencies can change when foreign currencies strengthen or weaken relative to the U.S. Dollar. These currency movements may negatively impact the value of a Fund security even when there is no change in the value of the security in the issuer's home country. Under normal circumstances, the Fund does not plan to hedge against the risk of currency exchange rate fluctuations.

INTEREST RATE RISK - Interest Rate Risk involves the potential for decline in the Fund's yield (the rate of dividends the Fund pays) in the event of declining interest rates.

MARKET RISK - The Fund may invest in public and privately issued securities, which may include common and preferred stocks, bonds, warrants, and rights, as well as derivatives and financial instruments that attempt to track the price movement of securities indices. Investments in securities and derivatives in general are subject to market risks that may cause their prices to fluctuate over time. The Fund's investments may decline in value due to factors affecting securities markets generally, or particular countries, segments, economic sectors, industries or companies within those markets. The value of a security may decline due to general economic and market conditions which are not specifically related to a particular issuer, such as real or perceived adverse economic conditions or changes in interest or currency rates. The value of securities convertible into equity securities, such as warrants or convertible debt, is also affected by prevailing interest rates, the credit quality of the issuer and any call provision. Fluctuations in the value of securities and financial instruments in which the Fund invests will cause the net asset value of the Fund to fluctuate. Historically, the markets have moved in cycles, and the value of the Fund's securities and derivatives may fluctuate drastically from day to day.

NON-DIVERSIFICATION RISK - Because the Fund is non-diversified, it can invest in the securities of a limited number of issuers. To the extent that the

                                [GRAPHIC OMITTED]

26

Fund invests a significant percentage of its assets in a limited number of issuers, the Fund is subject to the risks of investing in those few issuers, and may be more susceptible to a single adverse economic or regulatory occurrence. As a result, changes in the market value of a single security could cause greater fluctuations in the value of Fund shares than would occur in a diversified fund.

SECTOR CONCENTRATION RISK - The Sector Concentration Risk applicable to each Fund is as follows:

      BANKING SECTOR CONCENTRATION RISK - The risk that the securities of issuers in the banking sector that the Banking Fund purchases will underperform the market as a whole. To the extent that the Banking Fund's investments are concentrated in Banking Companies, the Fund is subject to legislative or regulatory changes, adverse market conditions and/or increased competition affecting Banking Companies. The prices of the securities of Banking Companies may fluctuate widely due to the broadening of regional and national interstate banking powers, the reduction in the number of publicly-traded Banking Companies, and general economic conditions that could create exposure to credit losses.

      BASIC MATERIALS SECTOR CONCENTRATION RISK - The risk that the securities of issuers in the basic materials sector that the Basic Materials Fund purchases will underperform the market as a whole. To the extent that the Basic Materials Fund's investments are concentrated in issuers conducting business in the same economic sector, the Fund is subject to legislative or regulatory changes, adverse market conditions and/or increased competition affecting that economic sector. The prices of the securities of Basic Materials Companies may fluctuate widely due to the level and volatility of commodity prices, the exchange value of the U.S. Dollar, import controls, worldwide competition, liability for environmental damage, depletion of resources, and mandated expenditures for safety and pollution control devices.

      BIOTECHNOLOGY SECTOR CONCENTRATION RISK - The risk that the securities of issuers in the biotechnology sector that the Biotechnology Fund purchases will underperform the market as a whole. To the extent that the Biotechnology Fund's investments are concentrated in issuers conducting business in the same economic sector, the Fund is subject to legislative or regulatory changes, adverse market conditions and/or increased competition affecting that economic sector. The prices of the securities of Biotechnology Companies may fluctuate widely due to patent considerations, intense competition, rapid technological change and obsolescence, and regulatory requirements of the Food and Drug

                                [GRAPHIC OMITTED]

                                                                   PROSPECTUS 27

      Administration, the Environmental Protection Agency, state and local governments, and foreign regulatory authorities.

      CONSUMER PRODUCTS SECTOR CONCENTRATION RISK - The risk that the securities of issuers in the consumer products sector that the Consumer Products Fund purchases will underperform the market as a whole. To the extent that the Consumer Product Fund's investments are concentrated in issuers conducting business in the same economic sector, the Fund is subject to legislative or regulatory changes, adverse market conditions and/or increased competition affecting that economic sector. The performance of Consumer Products Companies has historically been closely tied to the performance of the overall economy, and is also affected by interest rates, competition, consumer confidence and relative levels of disposable household income and seasonal consumer spending. Changes in demographics and consumer tastes can also affect the demand for, and success of, consumer products in the marketplace.

      ELECTRONICS SECTOR CONCENTRATION RISK - The risk that the securities of issuers in the electronics sector that the Electronics Fund purchases will underperform the market as a whole. To the extent that the Electronics Fund's investments are concentrated in issuers conducting business in the same economic sector, the Fund is subject to legislative or regulatory changes, adverse market conditions and/or increased competition affecting that economic sector. The prices of the securities of Electronics Companies may fluctuate widely due to risks of rapid obsolescence of products, intense competition, the economic performance of their customers, high technology and research costs, and may face competition from subsidized foreign competitors with lower production costs.

      ENERGY SECTOR CONCENTRATION RISK - The risk that the securities of issuers in the energy sector that the Energy Fund purchases will underperform the market as a whole. To the extent that the Energy Fund's investments are concentrated in issuers conducting business in the same economic sector, the Fund is subject to legislative or regulatory changes, adverse market conditions and/or increased competition affecting that economic sector. The prices of the securities of Energy Companies may fluctuate widely due to changes in value and dividend yield, which depend largely on the price and supply of energy fuels, international political events relating to oil producing countries, energy conservation, the success of exploration projects, and tax and other governmental regulatory policies.

      ENERGY SERVICES SECTOR CONCENTRATION RISK - The risk that the securities of issuers in the energy services sector that the Energy Services Fund purchases will underperform the market as a whole. To the extent

                                [GRAPHIC OMITTED]

28

      that the Energy Services Fund's investments are concentrated in issuers conducting business in the same economic sector, the Fund is subject to legislative or regulatory changes, adverse market conditions and/or increased competition affecting that economic sector. The prices of the securities of Energy Services Companies may fluctuate widely due to the supply and demand both for their specific products or services and for energy products in general, the price of oil and gas, exploration and production spending, governmental regulation and environmental issues, and world events and economic conditions generally affecting energy supply companies.

      FINANCIAL SERVICES SECTOR CONCENTRATION RISK - The risk that the securities of issuers in the financial services sector that the Financial Services Fund purchases will underperform the market as a whole. To the extent that the Financial Services Fund's investments are concentrated in issuers conducting business in the same economic sector, the Fund is subject to legislative or regulatory changes, adverse market conditions and/or increased competition affecting that economic sector. Financial Services Companies are subject to extensive governmental regulation, which may limit both the amounts and types of loans and other financial commitments they can make, and the rates and fees they can charge. Profitability is largely dependent on the availability and cost of capital, and can fluctuate significantly when interest rates change. Credit losses resulting from financial difficulties of borrowers also can negatively impact the sector.

      HEALTH CARE SECTOR CONCENTRATION RISK - The risk that the securities of issuers in the health care sector that the Health Care Fund purchases will underperform the market as a whole. To the extent that the Health Care Fund's investments are concentrated in issuers conducting business in the same economic sector, the Fund is subject to legislative or regulatory changes, adverse market conditions and/or increased competition affecting that economic sector. The prices of the securities of Health Care Companies may fluctuate widely due to government regulation and approval of their products and services, which can have a significant effect on their price and availability. Furthermore, the types of products or services produced or provided by these companies may quickly become obsolete. Moreover, liability for products that are later alleged to be harmful or unsafe may be substantial, and may have a significant impact on a Health Care Company's market value and/or share price.

      INTERNET SECTOR CONCENTRATION RISK - The risk that the securities of issuers in the Internet sector that the Internet Fund purchases will underperform the market as a whole. To the extent that the Internet Fund's

                                [GRAPHIC OMITTED]

                                                                   PROSPECTUS 29

      investments are concentrated in issuers conducting business in the same economic sector, the Fund is subject to legislative or regulatory changes, adverse market conditions and/or increased competition affecting that economic sector. The prices of the securities of Internet Companies may fluctuate widely due to competitive pressures, increased sensitivity to short product cycles and aggressive pricing, problems related to bringing their products to market and rapid obsolescence of products.

      LEISURE SECTOR CONCENTRATION RISK - The risk that the securities of issuers in the leisure sector that the Leisure Fund purchases will underperform the market as a whole. To the extent that the Leisure Fund's investments are concentrated in issuers conducting business in the same economic sector, the Fund is subject to legislative or regulatory changes, adverse market conditions and/or increased competition affecting that economic sector. Securities of Leisure Companies may be considered speculative, and generally exhibit greater volatility than the overall market. The prices of the securities of Leisure Companies may fluctuate widely due to unpredictable earnings, due in part to changing consumer tastes and intense competition, strong reaction to technological developments and to the threat of increased government regulation, particularly in the gaming arena.

      PRECIOUS METALS SECTOR CONCENTRATION RISK - The risk that the relatively few securities of issuers in the mining industry that the Precious Metals Fund purchases will under perform the market as a whole. To the extent that the Precious Metals Fund's investments are concentrated in issuers conducting business in the same industry, the Fund is subject to legislative or regulatory changes, adverse market conditions and/or increased competition affecting that industry, as well as to the volatility of global prices for precious metals. The prices of precious metals and securities of Precious Metals Companies may fluctuate widely due to changes in inflation or inflation expectations, currency fluctuations, speculation, worldwide demand and political developments in precious metals producing countries.

      RETAILING SECTOR CONCENTRATION RISK - The risk that the securities of issuers in the retailing sector that the Retailing Fund purchases will underperform the market as a whole. To the extent that the Retailing Fund's investments are concentrated in issuers conducting business in the same economic sector, the Fund is subject to legislative or regulatory changes, adverse market conditions and/or increased competition affecting that economic sector. The prices of the securities of Retailing Companies may fluctuate widely due to consumer spending, which is affected by

                                [GRAPHIC OMITTED]

30

      general economic conditions and consumer confidence levels. The retailing industry is highly competitive, and a Retailing Company's success is often tied to its ability to anticipate and react to changing consumer tastes. Many Retailing Companies are thinly capitalized, and are dependent upon a relatively few number of business days to achieve their overall results.

      TECHNOLOGY SECTOR CONCENTRATION RISK - The risk that the securities of issuers in the technology sector that the Technology Fund purchases will underperform the market as a whole. To the extent that the Technology Fund's investments are concentrated in issuers conducting business in the same economic sector, the Fund is subject to legislative or regulatory changes, adverse market conditions and/or increased competition affecting that economic sector. The prices of the securities of Technology Companies may fluctuate widely due to competitive pressures, increased sensitivity to short product cycles and aggressive pricing, problems relating to bringing their products to market, very high price/earnings ratios, and high personnel turnover due to severe labor shortages for skilled technology professionals.

      TELECOMMUNICATIONS SECTOR CONCENTRATION RISK - The risk that the securities of issuers in the telecommunications sector that the Telecommunications Fund purchases will underperform the market as a whole. To the extent that the Telecommunications Fund's investments are concentrated in issuers conducting business in the same economic sector, the Fund is subject to legislative or regulatory changes, adverse market conditions and/or increased competition affecting that economic sector. The prices of the securities of Telecommunications Companies may fluctuate widely due to both federal and state regulations governing rates of return and services that may be offered, fierce competition for market share, and competitive challenges in the U.S. from foreign competitors engaged in strategic joint ventures with U.S. companies, and in foreign markets from both U.S. and foreign competitors. In addition, recent industry consolidation trends may lead to increased regulation of Telecommunications Companies in their primary markets.

      TRANSPORTATION SECTOR CONCENTRATION RISK - The risk that the securities of issuers in the transportation sector that the Transportation Fund purchases will underperform the market as a whole. To the extent that the Transportation Fund's investments are concentrated in issuers conducting business in the same economic sector, the Fund is subject to legislative or regulatory changes, adverse market conditions and/or increased competition affecting that economic sector. The prices of the securities of Transportation Companies may fluctuate widely due to their

                                [GRAPHIC OMITTED]

                                                                   PROSPECTUS 31

      cyclical nature, occasional sharp price movements which may result from changes in the economy, fuel prices, labor agreements, and insurance costs, the recent trend of government deregulation, and increased competition from foreign companies, many of which are partially funded by foreign governments and which may be less sensitive to short-term economic pressures.

      UTILITIES SECTOR CONCENTRATION RISK - The risk that the securities of issuers in the utilities sector that the Utilities Fund purchases will underperform the market as a whole. To the extent that the Utilities Fund's investments are concentrated in issuers conducting business in the same economic sector, the Fund is subject to legislative or regulatory changes, adverse market conditions and/or increased competition affecting that economic sector. The prices of the securities of Utilities Companies may fluctuate widely due to government regulation; the effect of interest rates on capital financing; competitive pressures due to deregulation in the utilities industry; supply and demand for services; increased sensitivity to the cost of natural resources required for energy production; and environmental factors such as conservation of natural resources or pollution control.

SMALL-CAPITALIZATION AND MID-CAPITALIZATION SECURITIES RISK - In comparison to securities of companies with large capitalizations, securities of small-capitalization and medium-capitalization companies may have more price volatility, greater spreads between their bid and ask prices, significantly lower trading volumes, and cyclical or static growth prospects. Small-capitalization and medium-capitalization companies often have limited product lines, markets or financial resources, and may therefore be more vulnerable to adverse developments than large-capitalization companies. These securities may or may not pay dividends. Small-capitalization and medium-capitalization stocks may underperform other segments of the equity market or the equity market as a whole.

STABLE PRICE PER SHARE RISK - The Fund's assets are valued using the amortized cost method, which enables the Fund to maintain a stable price of $1.00 per share. ALTHOUGH THE FUND IS MANAGED TO MAINTAIN A STABLE PRICE PER SHARE OF $1.00, THERE IS NO GUARANTEE THAT THE PRICE WILL BE CONSTANTLY MAINTAINED, AND IT IS POSSIBLE TO LOSE MONEY. THE FUND IS NOT A BANK DEPOSIT AND IS NOT FEDERALLY INSURED OR GUARANTEED BY ANY GOVERNMENT AGENCY OR GUARANTEED TO ACHIEVE ITS OBJECTIVE.

                                [GRAPHIC OMITTED]

32


FUND PERFORMANCE
--------------------------------------------------------------------------------

The following bar charts show the performance of the C-Class Shares of the Funds from year to year. The variability of performance over time provides an indication of the risks of investing in a Fund. The following tables show the performance of the A-Class Shares and C-Class Shares of the Funds as an average over different periods of time in comparison to the performance of a broad market index. The figures in the bar charts and tables assume the reinvestment of dividends and capital gains distributions. The after-tax returns are calculated using the highest historical federal income and capital gains tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown. Returns After Taxes on Distributions assume a continued investment in a Fund and show the effect of taxes on Fund distributions. Returns After Taxes on Distributions and Sale of Fund Shares assume all shares were redeemed at the end of each measurement period, and show the effect of any taxable gain (or offsetting loss) on redemption, as well as the effects of taxes on Fund distributions. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. After-tax returns for other classes of shares will differ from those shown below. Of course, this past performance (before and after taxes) does not necessarily indicate how a Fund will perform in the future.

                               [GRAPHIC OMITTED]

                                                                   PROSPECTUS 33

BANKING FUND
--------------------------------------------------------------------------------

THE PERFORMANCE INFORMATION SHOWN BELOW FOR THE C-CLASS SHARES IS BASED ON A CALENDAR YEAR. THE YEAR-TO-DATE RETURN FOR THE PERIOD FROM JANUARY 1, 2007 THROUGH JUNE 30, 2007 IS -6.30%.

  [THE FOLLOWING TABLE WAS REPRESENTED BY A BAR CHART IN THE PRINTED MATERIAL.]

                 2002      2003      2004      2005      2006
                ---------------------------------------------
                -3.14     30.13     12.58     -4.37      9.65

Highest Quarter Return                                     Lowest Quarter Return
(quarter ended 6/30/2003) 15.31%               (quarter ended 9/30/2002) -14.58%

AVERAGE ANNUAL TOTAL RETURN
(FOR PERIODS ENDED DECEMBER 31, 2006)
                                                                 Since Inception
A-CLASS SHARES                                      Past 1 Year      9/1/2004
--------------------------------------------------------------------------------
Return Before Taxes                                    5.00%           3.78%
Return After Taxes on Distributions                    4.75%           3.05%
Return After Taxes on Distributions and Sale
  of Fund Shares                                       3.25%           2.79%
S&P 500 Index 1                                       15.79%          13.33%

                                                                 Since Inception
C-CLASS SHARES                       Past 1 Year   Past 5 Years     3/30/2001
--------------------------------------------------------------------------------
Return Before Taxes                     9.65%          8.27%           6.94%
Return After Taxes on Distributions     9.38%          7.63%           6.12%
Return After Taxes on Distributions
   and Sale of Fund Shares              6.27%          6.77%           5.48%
S&P 500 Index 1                        15.79%          6.19%           5.35%

1 THE S&P 500(R) INDEX IS AN UNMANAGED CAPITALIZATION-WEIGHTED INDEX COMPOSED OF 500 COMMON STOCKS, WHICH ARE CHOSEN BY STANDARD & POOR'S, A DIVISION OF THE MCGRAW-HILL COMPANY ("S&P") ON A STATISTICAL BASIS. RETURNS REFLECT NO DEDUCTION FOR FEES, EXPENSES, OR TAXES.

                               [GRAPHIC OMITTED]

34

BASIC MATERIALS FUND
--------------------------------------------------------------------------------

THE PERFORMANCE INFORMATION SHOWN BELOW FOR THE C-CLASS SHARES IS BASED ON A CALENDAR YEAR. THE YEAR-TO-DATE RETURN FOR THE PERIOD FROM JANUARY 1, 2007 THROUGH JUNE 30, 2007 IS 21.21%.

  [THE FOLLOWING TABLE WAS REPRESENTED BY A BAR CHART IN THE PRINTED MATERIAL.]

                 2002      2003      2004      2005      2006
               ----------------------------------------------
               -14.53     31.45     19.37      2.72     20.89

Highest Quarter Return                                     Lowest Quarter Return
(quarter ended 12/31/2003) 21.58%              (quarter ended 9/30/2002) -24.18%

AVERAGE ANNUAL TOTAL RETURN
(FOR PERIODS ENDED DECEMBER 31, 2006)
                                                                 Since Inception
A-CLASS SHARES                                      Past 1 Year      9/1/2004
--------------------------------------------------------------------------------
Return Before Taxes                                   16.03%          14.94%
Return After Taxes on Distributions                   15.71%          14.69%
Return After Taxes on Distributions and Sale of
   Fund Shares                                        10.43%          12.72%
S&P 500 Index 1                                       15.79%          13.33%

                                                                 Since Inception
C-CLASS SHARES                       Past 1 Year   Past 5 Years      5/3/2001
--------------------------------------------------------------------------------
Return Before Taxes                     20.89%        10.74%          8.75%
Return After Taxes on Distributions     20.54%        10.57%          8.52%
Return After Taxes on Distributions
   and Sale of Fund Shares              13.58%         9.27%          7.48%
S&P 500 Index 1                         15.79%         6.19%          4.06%

1 THE S&P 500(R) INDEX IS AN UNMANAGED CAPITALIZATION-WEIGHTED INDEX COMPOSED OF 500 COMMON STOCKS, WHICH ARE CHOSEN BY STANDARD & POOR'S, A DIVISION OF THE MCGRAW-HILL COMPANY ("S&P") ON A STATISTICAL BASIS. RETURNS REFLECT NO DEDUCTION FOR FEES, EXPENSES, OR TAXES.

                               [GRAPHIC OMITTED]

                                                                   PROSPECTUS 35

BIOTECHNOLOGY FUND
--------------------------------------------------------------------------------

THE PERFORMANCE INFORMATION SHOWN BELOW FOR THE C-CLASS SHARES IS BASED ON A CALENDAR YEAR. THE YEAR-TO-DATE RETURN FOR THE PERIOD FROM JANUARY 1, 2007 THROUGH JUNE 30, 2007 IS -0.78%.

  [THE FOLLOWING TABLE WAS REPRESENTED BY A BAR CHART IN THE PRINTED MATERIAL.]

                 2002      2003      2004      2005      2006
               ----------------------------------------------
               -46.14     44.83      0.83     10.65     -4.06

Highest Quarter Return                                     Lowest Quarter Return
(quarter ended 6/30/2003) 26.58%               (quarter ended 6/30/2002) -33.69%

AVERAGE ANNUAL TOTAL RETURN
(FOR PERIODS ENDED DECEMBER 31, 2006)
                                                                 Since Inception
A-CLASS SHARES                                      Past 1 Year      9/1/2004
--------------------------------------------------------------------------------
Return Before Taxes                                   -7.98%           4.61%
Return After Taxes on Distributions                   -7.98%           4.61%
Return After Taxes on Distributions and Sale of
   Fund Shares                                        -5.19%           3.93%
S&P 500 Index 1                                       15.79%          13.33%

                                                                 Since Inception
C-CLASS SHARES                       Past 1 Year   Past 5 Years     3/30/2001
--------------------------------------------------------------------------------
Return Before Taxes                    -4.06%         -3.54%          -0.92%
Return After Taxes on Distributions    -4.06%         -3.54%          -0.92%
Return After Taxes on Distributions
   and Sale of Fund Shares             -2.64%         -2.98%          -0.78%
S&P 500 Index 1                        15.79%          6.19%           5.35%

1 THE S&P 500(R) INDEX IS AN UNMANAGED CAPITALIZATION-WEIGHTED INDEX COMPOSED OF 500 COMMON STOCKS, WHICH ARE CHOSEN BY STANDARD & POOR'S, A DIVISION OF THE MCGRAW-HILL COMPANY ("S&P") ON A STATISTICAL BASIS. RETURNS REFLECT NO DEDUCTION FOR FEES, EXPENSES, OR TAXES.

                               [GRAPHIC OMITTED]
36

CONSUMER PRODUCTS FUND
--------------------------------------------------------------------------------

THE PERFORMANCE INFORMATION SHOWN BELOW FOR THE C-CLASS SHARES IS BASED ON A CALENDAR YEAR. THE YEAR-TO-DATE RETURN FOR THE PERIOD FROM JANUARY 1, 2007 THROUGH JUNE 30, 2007 IS 4.74%.

  [THE FOLLOWING TABLE WAS REPRESENTED BY A BAR CHART IN THE PRINTED MATERIAL.]

                 2002      2003      2004      2005      2006
                ---------------------------------------------
                -4.51     20.35     12.15     -1.66     16.07

Highest Quarter Return                                     Lowest Quarter Return
(quarter ended 6/30/2003) 14.91%               (quarter ended 9/30/2002) -11.61%

AVERAGE ANNUAL TOTAL RETURN
(FOR PERIODS ENDED DECEMBER 31, 2006)
                                                                 Since Inception
A-CLASS SHARES                                      Past 1 Year     9/1/2004
--------------------------------------------------------------------------------
Return Before Taxes                                   11.40%           7.97%
Return After Taxes on Distributions                   11.33%           7.71%
Return After Taxes on Distributions and Sale of
   Fund Shares                                         7.41%           6.67%
S&P 500 Index 1                                       15.79%          13.33%

                                                                 Since Inception
C-CLASS SHARES                       Past 1 Year   Past 5 Years      7/24/2001
--------------------------------------------------------------------------------
Return Before Taxes                     16.07%         8.03%           8.52%
Return After Taxes on Distributions     15.99%         7.83%           8.32%
Return After Taxes on Distributions
   and Sale of Fund Shares              10.45%         6.84%           7.29%
S&P 500 Index 1                         15.79%         6.19%           5.41%

1 THE S&P 500(R) INDEX IS AN UNMANAGED CAPITALIZATION-WEIGHTED INDEX COMPOSED OF 500 COMMON STOCKS, WHICH ARE CHOSEN BY STANDARD & POOR'S, A DIVISION OF THE MCGRAW-HILL COMPANY ("S&P") ON A STATISTICAL BASIS. RETURNS REFLECT NO DEDUCTION FOR FEES, EXPENSES, OR TAXES.

                                [GRAPHIC OMITTED]

                                                                   PROSPECTUS 37

ELECTRONICS FUND
--------------------------------------------------------------------------------

THE PERFORMANCE INFORMATION SHOWN BELOW FOR THE C-CLASS SHARES IS BASED ON A CALENDAR YEAR. THE YEAR-TO-DATE RETURN FOR THE PERIOD FROM JANUARY 1, 2007 THROUGH JUNE 30, 2007 IS 8.69%.

 [THE FOLLOWING TABLE WAS REPRESENTED BY A BAR CHART IN THE PRINTED MATERIAL.]

                       2002    2003     2004   2005   2006
                     --------------------------------------
                     -49.75   70.86   -21.72   3.72   5.39

Highest Quarter Return                                     Lowest Quarter Return
(quarter ended 6/30/2003) 36.52%               (quarter ended 9/30/2002) -38.80%

AVERAGE ANNUAL TOTAL RETURN
(FOR PERIODS ENDED DECEMBER 31, 2006)

                                                                 Since Inception
A-CLASS SHARES                                      Past 1 Year     9/1/2004
--------------------------------------------------------------------------------
Return Before Taxes                                    1.18%          9.54%
Return After Taxes on Distributions                    1.18%          9.54%
Return After Taxes on Distributions and Sale
   of Fund Shares                                      0.77%          8.18%
S&P 500 Index 1                                       15.79%         13.33%

                                                                 Since Inception
C-CLASS SHARES                        Past 1 Year  Past 5 Years     3/26/2001
--------------------------------------------------------------------------------
Return Before Taxes                      5.39%        -5.98%         -7.77%
Return After Taxes on Distributions      5.39%        -5.98%         -7.77%
Return After Taxes on Distributions
   and Sale of Fund Shares               3.50%        -4.98%         -6.40%
S&P 500 Index 1                         15.79%         6.19%          5.46%

1 THE S&P 500(R) INDEX IS AN UNMANAGED CAPITALIZATION-WEIGHTED INDEX COMPOSED OF 500 COMMON STOCKS, WHICH ARE CHOSEN BY STANDARD & POOR'S, A DIVISION OF THE MCGRAW-HILL COMPANY ("S&P") ON A STATISTICAL BASIS. RETURNS REFLECT NO DEDUCTION FOR FEES, EXPENSES, OR TAXES.

                                [GRAPHIC OMITTED]

38

ENERGY FUND
--------------------------------------------------------------------------------

THE PERFORMANCE INFORMATION SHOWN BELOW FOR THE C-CLASS SHARES IS BASED ON A CALENDAR YEAR. THE YEAR-TO-DATE RETURN FOR THE PERIOD FROM JANUARY 1, 2007 THROUGH JUNE 30, 2007 IS 19.38%.

 [THE FOLLOWING TABLE WAS REPRESENTED BY A BAR CHART IN THE PRINTED MATERIAL.]

                       2002    2003    2004    2005    2006
                     --------------------------------------
                     -14.09   22.83   31.27   37.34   10.85

Highest Quarter Return                                     Lowest Quarter Return
(quarter ended 9/30/2005) 20.05%               (quarter ended 9/30/2002) -18.57%

AVERAGE ANNUAL TOTAL RETURN
(FOR PERIODS ENDED DECEMBER 31, 2006)

                                                                 Since Inception
A-CLASS SHARES                                      Past 1 Year     9/1/2004
--------------------------------------------------------------------------------
Return Before Taxes                                    6.35%         24.48%
Return After Taxes on Distributions                    6.06%         24.06%
Return After Taxes on Distributions
   and Sale of Fund Shares                             4.54%         21.13%
S&P 500 Index 1                                       15.79%         13.33%

                                                                 Since Inception
C-CLASS SHARES                        Past 1 Year  Past 5 Years     4/19/2001
--------------------------------------------------------------------------------
Return Before Taxes                      10.85%       16.10%         11.55%
Return After Taxes on Distributions      10.54%       15.87%         11.28%
Return After Taxes on Distributions
   and Sale of Fund Shares                7.49%       14.13%         10.02%
S&P 500 Index 1                          15.79%        6.19%          3.97%

1 THE S&P 500(R) INDEX IS AN UNMANAGED CAPITALIZATION-WEIGHTED INDEX COMPOSED OF 500 COMMON STOCKS, WHICH ARE CHOSEN BY STANDARD & POOR'S, A DIVISION OF THE MCGRAW-HILL COMPANY ("S&P") ON A STATISTICAL BASIS. RETURNS REFLECT NO DEDUCTION FOR FEES, EXPENSES, OR TAXES.

                                [GRAPHIC OMITTED]

                                                                   PROSPECTUS 39

ENERGY SERVICES FUND
--------------------------------------------------------------------------------

THE PERFORMANCE INFORMATION SHOWN BELOW FOR THE C-CLASS SHARES IS BASED ON A CALENDAR YEAR. THE YEAR-TO-DATE RETURN FOR THE PERIOD FROM JANUARY 1, 2007 THROUGH JUNE 30, 2007 IS 26.61%.

  [THE FOLLOWING TABLE WAS REPRESENTED BY A BAR CHART IN THE PRINTED MATERIAL.]

              2002    2003     2004     2005     2006
            ------------------------------------------
            -11.46    7.84    33.40    47.08    10.06

Highest Quarter Return                                     Lowest Quarter Return
(quarter ended 9/30/2005) 22.58%               (quarter ended 9/30/2002) -18.70%

AVERAGE ANNUAL TOTAL RETURN
(FOR PERIODS ENDED DECEMBER 31, 2006)

                                                                Since Inception
A-CLASS SHARES                                    Past 1 Year      9/1/2004
-------------------------------------------------------------------------------
Return Before Taxes                                   5.64%         27.04%
Return After Taxes on Distributions                   5.64%         27.05%
Return After Taxes on Distributions
   and Sale of Fund Shares                            3.67%         23.48%
S&P 500 Index 1                                      15.79%         13.33%

                                                                Since Inception
C-CLASS SHARES                       Past 1 Year  Past 5 Years     3/30/2001
-------------------------------------------------------------------------------
Return Before Taxes                     10.06%       15.57%          7.58%
Return After Taxes on Distributions     10.06%       15.57%          7.58%
Return After Taxes on Distributions
   and Sale of Fund Shares               6.54%       13.73%          6.60%
S&P 500 Index 1                         15.79%        6.19%          5.35%

1 THE S&P 500(R) INDEX IS AN UNMANAGED CAPITALIZATION-WEIGHTED INDEX COMPOSED OF 500 COMMON STOCKS, WHICH ARE CHOSEN BY STANDARD & POOR'S, A DIVISION OF THE MCGRAW-HILL COMPANY ("S&P") ON A STATISTICAL BASIS. RETURNS REFLECT NO DEDUCTION FOR FEES, EXPENSES, OR TAXES.

                                [GRAPHIC OMITTED]

40

FINANCIAL SERVICES FUND
--------------------------------------------------------------------------------

THE PERFORMANCE INFORMATION SHOWN BELOW FOR THE C-CLASS SHARES IS BASED ON A CALENDAR YEAR. THE YEAR-TO-DATE RETURN FOR THE PERIOD FROM JANUARY 1, 2007 THROUGH JUNE 30, 2007 IS -1.61%.

  [THE FOLLOWING TABLE WAS REPRESENTED BY A BAR CHART IN THE PRINTED MATERIAL.]

              2002     2003     2004    2005     2006
            ------------------------------------------
            -16.46    28.58    16.05    2.18    14.81

Highest Quarter Return                                    Lowest Quarter Return
(quarter ended 6/30/2003) 17.04%               (quarter ended 9/30/2002) -19.71%

AVERAGE ANNUAL TOTAL RETURN
(FOR PERIODS ENDED DECEMBER 31, 2006)


                                                                Since Inception
A-CLASS SHARES                                     Past 1 Year     9/1/2004
-------------------------------------------------------------------------------
Return Before Taxes                                  10.11%         10.75%
Return After Taxes on Distributions                   9.94%         10.41%
Return After Taxes on Distributions
   and Sale of Fund Shares                            6.57%          9.01%
S&P 500 Index 1                                      15.79%         13.33%

                                                                Since Inception
C-CLASS SHARES                       Past 1 Year  Past 5 Years     4/19/2001
-------------------------------------------------------------------------------
Return Before Taxes                     14.81%        7.90%          5.53%
Return After Taxes on Distributions     14.62%        7.69%          5.28%
Return After Taxes on Distributions
   and Sale of Fund Shares               9.63%        6.72%          4.62%
S&P 500 Index 1                         15.79%        6.19%          3.97%

1 THE S&P 500(R) INDEX IS AN UNMANAGED CAPITALIZATION-WEIGHTED INDEX COMPOSED OF 500 COMMON STOCKS, WHICH ARE CHOSEN BY STANDARD & POOR'S, A DIVISION OF THE MCGRAW-HILL COMPANY ("S&P") ON A STATISTICAL BASIS. RETURNS REFLECT NO DEDUCTION FOR FEES, EXPENSES, OR TAXES.

                                [GRAPHIC OMITTED]

                                                                   PROSPECTUS 41

HEALTH CARE FUND
--------------------------------------------------------------------------------

THE PERFORMANCE INFORMATION SHOWN BELOW FOR THE C-CLASS SHARES IS BASED ON A CALENDAR YEAR. THE YEAR-TO-DATE RETURN FOR THE PERIOD FROM JANUARY 1, 2007 THROUGH JUNE 30, 2007 IS 6.11%.

 [THE FOLLOWING TABLE WAS REPRESENTED BY A BAR CHART IN THE PRINTED MATERIAL.]

              2002     2003    2004     2005    2006
            -----------------------------------------
            -20.81    30.82    5.17     9.43    3.61

Highest Quarter Return                                    Lowest Quarter Return
(quarter ended 6/30/2003) 16.39%               (quarter ended 6/30/2002) -15.64%

AVERAGE ANNUAL TOTAL RETURN
(FOR PERIODS ENDED DECEMBER 31, 2006)


                                                                Since Inception
A-CLASS SHARES                                    Past 1 Year      9/1/2004
--------------------------------------------------------------------------------
Return Before Taxes                                  -0.55%          7.10%
Return After Taxes on Distributions                  -0.55%          7.10%
Return After Taxes on Distributions
   and Sale of Fund Shares                           -0.36%          6.07%
S&P 500 Index 1                                      15.79%         13.33%

                                                                Since Inception
C-CLASS SHARES                       Past 1 Year  Past 5 Years     3/30/2001
--------------------------------------------------------------------------------
Return Before Taxes                      3.61%        4.32%          3.96%
Return After Taxes on Distributions      3.61%        4.32%          3.96%
Return After Taxes on Distributions
  and Sale of Fund Shares                2.35%        3.71%          3.41%
S&P 500 Index 1                         15.79%        6.19%          5.35%

1 THE S&P 500(R) INDEX IS AN UNMANAGED CAPITALIZATION-WEIGHTED INDEX COMPOSED OF 500 COMMON STOCKS, WHICH ARE CHOSEN BY STANDARD & POOR'S, A DIVISION OF THE MCGRAW-HILL COMPANY ("S&P") ON A STATISTICAL BASIS. RETURNS REFLECT NO DEDUCTION FOR FEES, EXPENSES, OR TAXES.

                               [GRAPHIC OMITTED]
42

INTERNET FUND
--------------------------------------------------------------------------------

THE PERFORMANCE INFORMATION SHOWN BELOW FOR THE C-CLASS SHARES IS BASED ON A CALENDAR YEAR. THE YEAR-TO-DATE RETURN FOR THE PERIOD FROM JANUARY 1, 2007 THROUGH JUNE 30, 2007 IS 9.73%.

  [THE FOLLOWING TABLE WAS REPRESENTED BY A BAR CHART IN THE PRINTED MATERIAL.]

                       2002    2003    2004    2005   2006
                     -------------------------------------
                     -44.07   62.42   11.82   -2.99   7.23

Highest Quarter Return                                     Lowest Quarter Return
(quarter ended 12/31/2002) 31.76%              (quarter ended 6/30/2002) -31.67%

AVERAGE ANNUAL TOTAL RETURN
(FOR PERIODS ENDED DECEMBER 31, 2006)

                                                                 Since Inception
A-CLASS SHARES                                      Past 1 Year     9/1/2004
--------------------------------------------------------------------------------
Return Before Taxes                                       2.89%       9.25%
Return After Taxes on Distributions                       2.89%       9.25%
Return After Taxes on Distributions
   and Sale of Fund Shares                                1.88%       7.93%
S&P 500 Index 1                                          15.79%      13.33%

                                                                 Since Inception
C-CLASS SHARES                        Past 1 Year  Past 5 Years     4/19/2001
--------------------------------------------------------------------------------
Return Before Taxes                      7.23%            1.11%      -5.55%
Return After Taxes on Distributions      7.23%            1.11%      -5.55%
Return After Taxes on Distributions
   and Sale of Fund Shares               4.70%            0.95%      -4.62%
S&P 500 Index 1                         15.79%            6.19%       3.97%

1 THE S&P 500(R) INDEX IS AN UNMANAGED CAPITALIZATION-WEIGHTED INDEX COMPOSED OF 500 COMMON STOCKS, WHICH ARE CHOSEN BY STANDARD & POOR'S, A DIVISION OF THE MCGRAW-HILL COMPANY ("S&P") ON A STATISTICAL BASIS. RETURNS REFLECT NO DEDUCTION FOR FEES, EXPENSES, OR TAXES.

                                [GRAPHIC OMITTED]

                                                                   PROSPECTUS 43

LEISURE FUND
--------------------------------------------------------------------------------

THE PERFORMANCE INFORMATION SHOWN BELOW FOR THE C-CLASS SHARES IS BASED ON A CALENDAR YEAR. THE YEAR-TO-DATE RETURN FOR THE PERIOD FROM JANUARY 1, 2007 THROUGH JUNE 30, 2007 IS 1.33%.

 [THE FOLLOWING TABLE WAS REPRESENTED BY A BAR CHART IN THE PRINTED MATERIAL.]

                    2002    2003    2004    2005    2006
                  --------------------------------------
                  -16.10   33.28   21.92   -6.20   20.16

Highest Quarter Return                                     Lowest Quarter Return
(quarter ended 3/30/2003) 18.17%               (quarter ended 9/30/2002) -17.65%

AVERAGE ANNUAL TOTAL RETURN
(FOR PERIODS ENDED DECEMBER 31, 2006)

                                                                 Since Inception
A-CLASS SHARES                                      Past 1 Year      9/1/2004
--------------------------------------------------------------------------------
Return Before Taxes                                      15.38%      12.81%
Return After Taxes on Distributions                      15.38%      12.81%
Return After Taxes on Distributions
   and Sale of Fund Shares                               10.00%      11.02%
S&P 500 Index 1                                          15.79%      13.33%

                                                                 Since Inception
C-CLASS SHARES                        Past 1 Year  Past 5 Years      5/3/2001
--------------------------------------------------------------------------------
Return Before Taxes                      20.16%           8.97%       2.73%
Return After Taxes on Distributions      20.16%           8.97%       2.73%
Return After Taxes on Distributions
   and Sale of Fund Shares               13.11%           7.80%       2.34%
S&P 500 Index 1                          15.79%           6.19%       4.06%

1 THE S&P 500(R) INDEX IS AN UNMANAGED CAPITALIZATION-WEIGHTED INDEX COMPOSED OF 500 COMMON STOCKS, WHICH ARE CHOSEN BY STANDARD & POOR'S, A DIVISION OF THE MCGRAW-HILL COMPANY ("S&P") ON A STATISTICAL BASIS. RETURNS REFLECT NO DEDUCTION FOR FEES, EXPENSES, OR TAXES.

                               [GRAPHIC OMITTED]

44

PRECIOUS METALS FUND
--------------------------------------------------------------------------------

THE PERFORMANCE INFORMATION SHOWN BELOW FOR THE C-CLASS SHARES IS BASED ON A CALENDAR YEAR. THE YEAR-TO-DATE RETURN FOR THE PERIOD FROM JANUARY 1, 2007 THROUGH JUNE 30, 2007 IS -1.35%.

 [THE FOLLOWING TABLE WAS REPRESENTED BY A BAR CHART IN THE PRINTED MATERIAL.]

                     2002    2003     2004    2005    2006
                    --------------------------------------
                    46.88   40.81   -14.94   20.34   20.35

Highest Quarter Return                                     Lowest Quarter Return
(quarter ended 3/31/2002) 32.19%               (quarter ended 6/30/2004) -21.20%

AVERAGE ANNUAL TOTAL RETURN
(FOR PERIODS ENDED DECEMBER 31, 2006)

                                                                 Since Inception
A-CLASS SHARES                                      Past 1 Year     9/1/2004
--------------------------------------------------------------------------------
Return Before Taxes                                      15.53%       16.44%
Return After Taxes on Distributions                      15.53%       16.44%
Return After Taxes on Distributions
   and Sale of Fund Shares                               10.09%       14.18%
S&P 500 Index 1                                          15.79%       13.33%


                                                                 Since Inception
C-CLASS SHARES                        Past 1 Year  Past 5 Years     4/27/2001
--------------------------------------------------------------------------------
Return Before Taxes                      20.35%          20.57%      18.61%
Return After Taxes on Distributions      20.35%          20.57%      18.55%
Return After Taxes on Distributions
   and Sale of Fund Shares               13.23%          18.28%      16.53%
S&P 500 Index 1                          15.79%           6.19%       3.99%

1 THE S&P 500(R) INDEX IS AN UNMANAGED CAPITALIZATION-WEIGHTED INDEX COMPOSED OF 500 COMMON STOCKS, WHICH ARE CHOSEN BY STANDARD & POOR'S, A DIVISION OF THE MCGRAW-HILL COMPANY ("S&P") ON A STATISTICAL BASIS. RETURNS REFLECT NO DEDUCTION FOR FEES, EXPENSES, OR TAXES.

                               [GRAPHIC OMITTED]

                                                                   PROSPECTUS 45

RETAILING FUND
--------------------------------------------------------------------------------

THE PERFORMANCE INFORMATION SHOWN BELOW FOR THE C-CLASS SHARES IS BASED ON A CALENDAR YEAR. THE YEAR-TO-DATE RETURN FOR THE PERIOD FROM JANUARY 1, 2007 THROUGH JUNE 30, 2007 IS 5.40%.

 [THE FOLLOWING TABLE WAS REPRESENTED BY A BAR CHART IN THE PRINTED MATERIAL.]

                            2002   2003   2004   2005   2006
                          ----------------------------------
                          -24.54  32.64   8.33   3.76   8.31

Highest Quarter Return                                     Lowest Quarter Return
(quarter ended 6/30/2003) 19.59%               (quarter ended 9/30/2002) -18.98%

AVERAGE ANNUAL TOTAL RETURN
(FOR PERIODS ENDED DECEMBER 31, 2006)

                                                                 Since Inception
A-CLASS SHARES                                      Past 1 Year     9/1/2004
--------------------------------------------------------------------------------
Return Before Taxes                                     3.91%         9.48%
Return After Taxes on Distributions                     3.91%         9.48%
Return After Taxes on Distributions
   and Sale of Fund Shares                              2.54%         8.13%
S&P 500 Index 1                                        15.79%        13.33%

                                                                 Since Inception
C-CLASS SHARES                        Past 1 Year  Past 5 Years     5/9/2001
--------------------------------------------------------------------------------
Return Before Taxes                       8.31%        4.03%          3.77%
Return After Taxes on Distributions       8.31%        4.03%          3.77%
Return After Taxes on Distributions
   and Sale of Fund Shares                5.40%        3.47%          3.24%
S&P 500 Index 1                          15.79%        6.19%          3.97%

1 THE S&P 500(R) INDEX IS AN UNMANAGED CAPITALIZATION-WEIGHTED INDEX COMPOSED OF 500 COMMON STOCKS, WHICH ARE CHOSEN BY STANDARD & POOR'S, A DIVISION OF THE MCGRAW-HILL COMPANY ("S&P") ON A STATISTICAL BASIS. RETURNS REFLECT NO DEDUCTION FOR FEES, EXPENSES, OR TAXES.

                                [GRAPHIC OMITTED]

46

TECHNOLOGY FUND
--------------------------------------------------------------------------------

THE PERFORMANCE INFORMATION SHOWN BELOW FOR THE C-CLASS SHARES IS BASED ON A CALENDAR YEAR. THE YEAR-TO-DATE RETURN FOR THE PERIOD FROM JANUARY 1, 2007 THROUGH JUNE 30, 2007 IS 11.12%.

 [THE FOLLOWING TABLE WAS REPRESENTED BY A BAR CHART IN THE PRINTED MATERIAL.]

                            2002   2003   2004   2005   2006
                          ----------------------------------
                          -40.77  55.57  -0.73   1.56   5.41

Highest Quarter Return                                     Lowest Quarter Return
(quarter ended 6/30/2003) 26.57%               (quarter ended 6/30/2002) -27.71%

AVERAGE ANNUAL TOTAL RETURN
(FOR PERIODS ENDED DECEMBER 31, 2006)

                                                                 Since Inception
A-CLASS SHARES                                      Past 1 Year     9/1/2004
--------------------------------------------------------------------------------
Return Before Taxes                                     1.02%          8.83%
Return After Taxes on Distributions                     1.02%          8.78%
Return After Taxes on Distributions
   and Sale of Fund Shares                              0.66%          7.54%
S&P 500 Index 1                                        15.79%         13.33%

                                                                 Since Inception
C-CLASS SHARES                        Past 1 Year  Past 5 Years     4/18/2001
--------------------------------------------------------------------------------
Return Before Taxes                       5.41%       -0.42%          -4.03%
Return After Taxes on Distributions       5.41%       -0.44%          -4.04%
Return After Taxes on Distributions
   and Sale of Fund Shares                3.52%       -0.36%          -3.38%
S&P 500 Index 1                          15.79%        6.19%           4.20%

1 THE S&P 500(R) INDEX IS AN UNMANAGED CAPITALIZATION-WEIGHTED INDEX COMPOSED OF 500 COMMON STOCKS, WHICH ARE CHOSEN BY STANDARD & POOR'S, A DIVISION OF THE MCGRAW-HILL COMPANY ("S&P") ON A STATISTICAL BASIS. RETURNS REFLECT NO DEDUCTION FOR FEES, EXPENSES, OR TAXES.

                                [GRAPHIC OMITTED]

                                                                   PROSPECTUS 47

TELECOMMUNICATIONS FUND
--------------------------------------------------------------------------------

THE PERFORMANCE INFORMATION SHOWN BELOW FOR THE C-CLASS SHARES IS BASED ON A CALENDAR YEAR. THE YEAR-TO-DATE RETURN FOR THE PERIOD FROM JANUARY 1, 2007 THROUGH JUNE 30, 2007 IS 15.53%.

  [THE FOLLOWING TABLE WAS REPRESENTED BY A BAR CHART IN THE PRINTED MATERIAL.]

                       2002    2003    2004    2005    2006
                     --------------------------------------
                     -43.79   31.08   12.15   -1.36   17.87

Highest Quarter Return                                     Lowest Quarter Return
(quarter ended 12/31/2002) 35.77%              (quarter ended 6/30/2002) -29.86%

AVERAGE ANNUAL TOTAL RETURN
(FOR PERIODS ENDED DECEMBER 31, 2006)
                                                                 Since Inception
A-CLASS SHARES                                      Past 1 Year      9/1/2004
--------------------------------------------------------------------------------
Return Before Taxes                                    12.84%          11.51%
Return After Taxes on Distributions                    12.59%          10.97%
Return After Taxes on Distributions and Sale of
   Fund Shares                                          8.34%           9.55%
S&P 500 Index 1                                        15.79%          13.33%

                                                                 Since Inception
C-CLASS SHARES                       Past 1 Year   Past 5 Years      4/18/2001
--------------------------------------------------------------------------------
Return Before Taxes                     17.87%        -0.80%          -6.65%
Return After Taxes on Distributions     17.61%        -1.05%          -6.89%
Return After Taxes on Distributions
   and Sale of Fund Shares              11.62%        -0.83%          -5.64%
S&P 500 Index 1                         15.79%         6.19%           4.20%

1 THE S&P 500(R) INDEX IS AN UNMANAGED CAPITALIZATION-WEIGHTED INDEX COMPOSED OF 500 COMMON STOCKS, WHICH ARE CHOSEN BY STANDARD & POOR'S, A DIVISION OF THE MCGRAW-HILL COMPANY ("S&P") ON A STATISTICAL BASIS. RETURNS REFLECT NO DEDUCTION FOR FEES, EXPENSES, OR TAXES.

                               [GRAPHIC OMITTED]

48

TRANSPORTATION FUND
--------------------------------------------------------------------------------

THE PERFORMANCE INFORMATION SHOWN BELOW FOR THE C-CLASS SHARES IS BASED ON A CALENDAR YEAR. THE YEAR-TO-DATE RETURN FOR THE PERIOD FROM JANUARY 1, 2007 THROUGH JUNE 30, 2007 IS 7.78%.

  [THE FOLLOWING TABLE WAS REPRESENTED BY A BAR CHART IN THE PRINTED MATERIAL.]

                        2002    2003    2004   2005   2006
                      ------------------------------------
                      -13.68   17.55   20.56   6.77   6.30

Highest Quarter Return                                     Lowest Quarter Return
(quarter ended 12/31/2004) 17.46%              (quarter ended 9/30/2002) -19.03%

AVERAGE ANNUAL TOTAL RETURN
(FOR PERIODS ENDED DECEMBER 31, 2006)

                                                                         Since
                                                                       Inception
A-CLASS SHARES                                           Past 1 Year    9/1/2004
--------------------------------------------------------------------------------
Return Before Taxes                                        2.01%         13.44%
Return After Taxes on Distributions                        2.01%         13.44%
Return After Taxes on Distributions and Sale of
   Fund Shares                                             1.31%         11.56%
S&P 500 Index 1                                           15.79%         13.33%

                                                                         Since
                                                                       Inception
C-CLASS SHARES                            Past 1 Year   Past 5 Years   5/14/2001
--------------------------------------------------------------------------------
Return Before Taxes                           6.30%        6.78%          5.08%
Return After Taxes on Distributions           6.30%        6.78%          5.08%
Return After Taxes on Distributions and
   Sale of Fund Shares                        4.09%        5.87%          4.39%
S&P 500 Index 1                              15.79%        6.19%          4.07%

1 THE S&P 500(R) INDEX IS AN UNMANAGED CAPITALIZATION-WEIGHTED INDEX COMPOSED OF 500 COMMON STOCKS, WHICH ARE CHOSEN BY STANDARD & POOR'S, A DIVISION OF THE MCGRAW-HILL COMPANY ("S&P") ON A STATISTICAL BASIS. RETURNS REFLECT NO DEDUCTION FOR FEES, EXPENSES, OR TAXES.

                                [GRAPHIC OMITTED]

                                                                   PROSPECTUS 49

UTILITIES FUND
--------------------------------------------------------------------------------

THE PERFORMANCE INFORMATION SHOWN BELOW FOR THE C-CLASS SHARES IS BASED ON A CALENDAR YEAR. THE YEAR-TO-DATE RETURN FOR THE PERIOD FROM JANUARY 1, 2007 THROUGH JUNE 30, 2007 IS 6.46%.

  [THE FOLLOWING TABLE WAS REPRESENTED BY A BAR CHART IN THE PRINTED MATERIAL.]

                        2002    2003    2004   2005    2006
                      -------------------------------------
                      -33.32   24.15   15.49   9.11   19.13

Highest Quarter Return                                     Lowest Quarter Return
(quarter ended 6/30/2003) 20.09%               (quarter ended 9/30/2002) -23.39%

AVERAGE ANNUAL TOTAL RETURN
(FOR PERIODS ENDED DECEMBER 31, 2006)

                                                                         Since
                                                                       Inception
A-CLASS SHARES                                           Past 1 Year    9/1/2004
--------------------------------------------------------------------------------
Return Before Taxes                                        14.37%        14.75%
Return After Taxes on Distributions                        13.88%        14.00%
Return After Taxes on Distributions and Sale of
   Fund Shares                                              9.35%        12.23%
S&P 500 Index 1                                            15.79%        13.33%

                                                                         Since
                                                                       Inception
C-CLASS SHARES                            Past 1 Year   Past 5 Years   4/27/2001
--------------------------------------------------------------------------------
Return Before Taxes                          19.13%         4.45%        -2.31%
Return After Taxes on Distributions          18.60%         3.49%        -3.48%
Return After Taxes on Distributions and
   Sale of Fund Shares                       12.44%         3.18%        -2.70%
S&P 500 Index 1                              15.79%         6.19%         3.99%

1 THE S&P 500(R) INDEX IS AN UNMANAGED CAPITALIZATION-WEIGHTED INDEX COMPOSED OF 500 COMMON STOCKS, WHICH ARE CHOSEN BY STANDARD & POOR'S, A DIVISION OF THE MCGRAW-HILL COMPANY ("S&P") ON A STATISTICAL BASIS. RETURNS REFLECT NO DEDUCTION FOR FEES, EXPENSES, OR TAXES.

                                [GRAPHIC OMITTED]

50

U.S. GOVERNMENT MONEY MARKET FUND
--------------------------------------------------------------------------------

THE PERFORMANCE INFORMATION SHOWN BELOW FOR THE C-CLASS SHARES IS BASED ON A CALENDAR YEAR. THE YEAR-TO-DATE RETURN FOR THE PERIOD FROM JANUARY 1, 2007 THROUGH JUNE 30, 2007 IS 1.63%.

  [THE FOLLOWING TABLE WAS REPRESENTED BY A BAR CHART IN THE PRINTED MATERIAL.]

                     2001   2002   2003   2004   2005   2006
                     ---------------------------------------
                     2.32   0.11   0.01   0.03   1.30   3.02

Highest Quarter Return                                     Lowest Quarter Return
(quarter ended 3/31/2001) 1.00%                  (quarter ended 3/31/2003) 0.00%

AVERAGE ANNUAL TOTAL RETURN
(FOR PERIODS ENDED DECEMBER 31, 2006)

                                                                         Since
                                                                       Inception
A-CLASS SHARES                                           Past 1 Year   3/31/2004
--------------------------------------------------------------------------------
Return Before Taxes                                         3.79%        2.21%
90 Day Treasury Composite Index 2                           4.87%        3.27%

                                                                         Since
                                                                       Inception
C-CLASS SHARES                            Past 1 Year   Past 5 Years  10/19/2000
--------------------------------------------------------------------------------
Return Before Taxes                          3.02%          0.89%        1.25%
90 Day Treasury Composite Index 2            4.87%          2.42%        2.89%

YIELD

Call 800.820.0888 for the U.S. Government Money Market Fund's current yield.

2 THE 90 DAY TREASURY COMPOSITE INDEX IS AN UNMANAGED INDEX THAT IS A WIDELY RECOGNIZED INDICATOR OF GENERAL MONEY MARKET PERFORMANCE. RETURNS REFLECT NO DEDUCTION FOR FEES, EXPENSES OR TAXES.

                                [GRAPHIC OMITTED]

                                                                   PROSPECTUS 51

--------------------------------------------------------------------------------

THIS PAGE INTENTIONALLY LEFT BLANK.

                                [GRAPHIC OMITTED]

52


FUND FEES AND EXPENSES
--------------------------------------------------------------------------------

The tables below describe the fees and expenses that you may pay if you buy and hold A-Class Shares or C-Class Shares of the Funds described in this Prospectus.

                                                                  BANKING
--------------------------------------------------------------------------------
                                                            A-CLASS     C-CLASS
--------------------------------------------------------------------------------
SHAREHOLDER FEES
(FEES PAID DIRECTLY FROM YOUR INVESTMENT) 1

Maximum Sales Charge (Load) Imposed On Purchases
(as a percentage of initial purchase price) 2               4.75%       None

Maximum Deferred Sales Charge (Load) (as a percentage
of initial purchase price or current market value,
whichever is less) 3                                        None 4      1.00%

ANNUAL FUND OPERATING EXPENSES
(EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)

Management Fees                                             0.85%       0.85%

Distribution And/Or Shareholder Service (12b-1) Fees        0.25%       1.00%

Other Expenses                                              0.52%       0.52%
                                                          ----------------------
Total Annual Fund Operating Expenses                        1.62%       2.37%
                                                          ======================

                                                                ELECTRONICS
--------------------------------------------------------------------------------
                                                            A-CLASS     C-CLASS
--------------------------------------------------------------------------------
SHAREHOLDER FEES
(FEES PAID DIRECTLY FROM YOUR INVESTMENT) 1

Maximum Sales Charge (Load) Imposed On Purchases
(as a percentage of initial purchase price) 2               4.75%       None

Maximum Deferred Sales Charge (Load) (as a percentage of
initial purchase price or current market value, whichever
is less) 3                                                  None 4      1.00%

ANNUAL FUND OPERATING EXPENSES
(EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)

Management Fees                                             0.85%       0.85%

Distribution And/Or Shareholder Service (12b-1) Fees        0.25%       1.00%

Other Expenses                                              0.53%       0.51%
                                                          ----------------------
Total Annual Fund Operating Expenses                        1.63%       2.36%
                                                          ======================

1 THE FUNDS MAY IMPOSE A WIRE TRANSFER CHARGE OF $15 ON CERTAIN REDEMPTIONS UNDER $5,000 FOR ACCOUNTS HELD DIRECTLY THROUGH THE FUNDS' TRANSFER AGENT.

2 REPRESENTS THE MAXIMUM SALES CHARGE (LOAD) IMPOSED ON PURCHASES. THIS SALES CHARGE VARIES DEPENDING ON HOW MUCH YOU INVEST. YOU MAY PAY LESS THAN THE MAXIMUM SALES CHARGE BECAUSE OF WAIVERS AND REDUCED SALES CHARGES THAT MAY BE AVAILABLE. SEE "SALES CHARGES." THIS SALES CHARGE DOES NOT APPLY TO THE U.S. GOVERNMENT MONEY MARKET FUND.

                                [GRAPHIC OMITTED]

                                                                   PROSPECTUS 53

--------------------------------------------------------------------------------

                                                        BASIC MATERIALS      BIOTECHNOLOGY     CONSUMER PRODUCTS
-----------------------------------------------------------------------------------------------------------------
                                                       A-CLASS   C-CLASS   A-CLASS   C-CLASS   A-CLASS    C-CLASS
-----------------------------------------------------------------------------------------------------------------
SHAREHOLDER FEES
(FEES PAID DIRECTLY FROM YOUR INVESTMENT) 1

Maximum Sales Charge (Load) Imposed On Purchases
(as a percentage of initial purchase price) 2          4.75%      None     4.75%      None     4.75%       None

Maximum Deferred Sales Charge (Load) (as a
percentage of initial purchase price or current
market value, whichever is less) 3                     None 4     1.00%    None 4     1.00%    None 4      1.00%

ANNUAL FUND OPERATING EXPENSES
(EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)

Management Fees                                        0.85%      0.85%    0.85%      0.85%    0.85%       0.85%

Distribution And/Or Shareholder Service (12b-1) Fees   0.25%      1.00%    0.25%      1.00%    0.25%       1.00%

Other Expenses                                         0.52%      0.52%    0.52%      0.51%    0.51%       0.51%
                                                      -----------------------------------------------------------
Total Annual Fund Operating Expenses                   1.62%      2.37%    1.62%      2.36%    1.61%       2.36%
                                                      ===========================================================

                                                            ENERGY          ENERGY SERVICES    FINANCIAL SERVICES
-----------------------------------------------------------------------------------------------------------------
                                                       A-CLASS   C-CLASS   A-CLASS   C-CLASS   A-CLASS    C-CLASS
-----------------------------------------------------------------------------------------------------------------
SHAREHOLDER FEES
(FEES PAID DIRECTLY FROM YOUR INVESTMENT) 1

Maximum Sales Charge (Load) Imposed On Purchases
(as a percentage of initial purchase price) 2          4.75%      None     4.75%      None     4.75%       None

Maximum Deferred Sales Charge (Load) (as a
percentage of initial purchase price or current
market value, whichever is less) 3                     None 4     1.00%    None 4     1.00%    None 4      1.00%

ANNUAL FUND OPERATING EXPENSES
(EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)

Management Fees                                        0.85%      0.85%    0.85%      0.85%    0.85%       0.85%

Distribution And/Or Shareholder Service (12b-1) Fees   0.25%      1.00%    0.25%      1.00%    0.25%       1.00%

Other Expenses                                         0.51%      0.51%    0.51%      0.51%    0.51%       0.49%
                                                      -----------------------------------------------------------
Total Annual Fund Operating Expenses                   1.61%      2.36%    1.61%      2.36%    1.61%       2.34%
                                                      ===========================================================

3 THE DEFERRED SALES CHARGE APPLIES FOR THE FIRST YEAR FOLLOWING PURCHASE AND WILL BE WAIVED FOR CUSTOMERS OF FINANCIAL INTERMEDIARIES THAT HAVE ENTERED INTO AN ARRANGEMENT WITH RYDEX DISTRIBUTORS, INC. (THE "DISTRIBUTOR") TO FOREGO TRANSACTION-BASED COMPENSATION IN CONNECTION WITH THE INITIAL PURCHASE.

4 FOR INVESTMENTS OF $1 MILLION OR MORE, A-CLASS SHARES ARE SOLD AT NET ASSET VALUE ("NAV"), WITHOUT ANY UP-FRONT SALES CHARGE. HOWEVER, IF YOU SELL YOUR SHARES WITHIN 18 MONTHS OF PURCHASE, YOU WILL NORMALLY HAVE TO PAY A 1.00% CONTINGENT DEFERRED SALES CHARGE ("CDSC") BASED ON YOUR INITIAL PURCHASE PRICE OR CURRENT MARKET VALUE, WHICHEVER IS LOWER.

                                [GRAPHIC OMITTED]

54

FUND FEES AND EXPENSES (CONTINUED)
--------------------------------------------------------------------------------

                                                                HEALTH CARE
--------------------------------------------------------------------------------
                                                            A-CLASS      C-CLASS
--------------------------------------------------------------------------------
SHAREHOLDER FEES
(FEES PAID DIRECTLY FROM YOUR INVESTMENT) 1

Maximum Sales Charge (Load) Imposed On Purchases
(as a percentage of initial purchase price) 2               4.75%         None

Maximum Deferred Sales Charge (Load) (as a percentage of
initial purchase price or current market value, whichever
is less) 3                                                  None 4        1.00%

ANNUAL FUND OPERATING EXPENSES
(EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)

Management Fees                                             0.85%         0.85%

Distribution And/Or Shareholder Service (12b-1) Fees        0.25%         1.00%

Other Expenses                                              0.50%         0.49%
                                                           ---------------------
Total Annual Fund Operating Expenses                        1.60%         2.34%
                                                           =====================

                                                                 RETAILING
--------------------------------------------------------------------------------
                                                            A-CLASS      C-CLASS
--------------------------------------------------------------------------------
SHAREHOLDER FEES
(FEES PAID DIRECTLY FROM YOUR INVESTMENT) 1

Maximum Sales Charge (Load) Imposed On Purchases
(as a percentage of initial purchase price) 2               4.75%         None

Maximum Deferred Sales Charge (Load) (as a percentage of
initial purchase price or current market value, whichever
is less) 3                                                  None 4        1.00%


ANNUAL FUND OPERATING EXPENSES
(EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)

Management Fees                                             0.85%         0.85%

Distribution And/Or Shareholder Service (12b-1) Fees        0.25%         1.00%

Other Expenses                                              0.47%         0.49%
                                                           ---------------------
Total Annual Fund Operating Expenses                        1.57%         2.34%
                                                           =====================

1 THE FUNDS MAY IMPOSE A WIRE TRANSFER CHARGE OF $15 ON CERTAIN REDEMPTIONS UNDER $5,000 FOR ACCOUNTS HELD DIRECTLY THROUGH THE FUNDS' TRANSFER AGENT.

2 REPRESENTS THE MAXIMUM SALES CHARGE (LOAD) IMPOSED ON PURCHASES. THIS SALES CHARGE VARIES DEPENDING ON HOW MUCH YOU INVEST. YOU MAY PAY LESS THAN THE MAXIMUM SALES CHARGE BECAUSE OF WAIVERS AND REDUCED SALES CHARGES THAT MAY BE AVAILABLE. SEE "SALES CHARGES." THIS SALES CHARGE DOES NOT APPLY TO THE U.S. GOVERNMENT MONEY MARKET FUND.

                                [GRAPHIC OMITTED]

                                                                   PROSPECTUS 55

--------------------------------------------------------------------------------

                                                           INTERNET             LEISURE           PRECIOUS METALS
------------------------------------------------------------------------------------------------------------------
                                                       A-CLASS   C-CLASS   A-CLASS   C-CLASS    A-CLASS    C-CLASS
------------------------------------------------------------------------------------------------------------------
SHAREHOLDER FEES
(FEES PAID DIRECTLY FROM YOUR INVESTMENT) 1

Maximum Sales Charge (Load) Imposed On Purchases
(as a percentage of initial purchase price) 2          4.75%      None     4.75%      None      4.75%       None

Maximum Deferred Sales Charge (Load) (as a percentage
of initial purchase price or current market value,
whichever is less) 3                                   None 4     1.00%    None 4     1.00%     None 4      1.00%

ANNUAL FUND OPERATING EXPENSES
(EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)

Management Fees                                        0.85%      0.85%    0.85%      0.85%     0.75%       0.75%

Distribution And/Or Shareholder Service (12b-1) Fees   0.25%      1.00%    0.25%      1.00%     0.25%       1.00%

Other Expenses                                         0.51%      0.51%    0.50%      0.51%     0.51%       0.51%
                                                       -----------------------------------------------------------
Total Annual Fund Operating Expenses                   1.61%      2.36%    1.60%      2.36%     1.51%       2.26%
                                                       ===========================================================

                                                           TECHNOLOGY      TELECOMMUNICATIONS     TRANSPORTATION
------------------------------------------------------------------------------------------------------------------
                                                       A-CLASS   C-CLASS   A-CLASS   C-CLASS    A-CLASS    C-CLASS
------------------------------------------------------------------------------------------------------------------
SHAREHOLDER FEES
(FEES PAID DIRECTLY FROM YOUR INVESTMENT) 1

Maximum Sales Charge (Load) Imposed On Purchases
(as a percentage of initial purchase price) 2          4.75%      None     4.75%      None      4.75%       None

Maximum Deferred Sales Charge (Load) (as a percentage
of initial purchase price or current market value,
whichever is less) 3                                   None 4     1.00%    None 4     1.00%     None 4      1.00%

ANNUAL FUND OPERATING EXPENSES
(EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)

Management Fees                                        0.85%     0.85%     0.85%      0.85%     0.85%       0.85%

Distribution And/Or Shareholder Service (12b-1) Fees   0.25%     1.00%     0.25%      1.00%     0.25%       1.00%

Other Expenses                                         0.51%     0.50%     0.39%      0.48%     0.51%       0.52%
                                                       -----------------------------------------------------------
Total Annual Fund Operating Expenses                   1.61%     2.35%     1.49%      2.33%     1.61%       2.37%
                                                       ===========================================================

3 THE DEFERRED SALES CHARGE APPLIES FOR THE FIRST YEAR FOLLOWING PURCHASE AND WILL BE WAIVED FOR CUSTOMERS OF FINANCIAL INTERMEDIARIES THAT HAVE ENTERED INTO AN ARRANGEMENT WITH THE DISTRIBUTOR TO FOREGO
      TRANSACTION-BASED COMPENSATION IN CONNECTION WITH THE INITIAL PURCHASE.

4 FOR INVESTMENTS OF $1 MILLION OR MORE, A-CLASS SHARES ARE SOLD AT NAV, WITHOUT ANY UP-FRONT SALES CHARGE. HOWEVER, IF YOU SELL YOUR SHARES WITHIN 18 MONTHS OF PURCHASE, YOU WILL NORMALLY HAVE TO PAY A 1.00% CDSC BASED ON YOUR INITIAL PURCHASE PRICE OR CURRENT MARKET VALUE, WHICHEVER IS LOWER.

                                [GRAPHIC OMITTED]

56

FUND FEES AND EXPENSES (CONTINUED)
--------------------------------------------------------------------------------

                                                                                     UTILITIES
--------------------------------------------------------------------------------------------------------
                                                                               A-CLASS       C-CLASS
--------------------------------------------------------------------------------------------------------
SHAREHOLDER FEES
(FEES PAID DIRECTLY FROM YOUR INVESTMENT) 1
Maximum Sales Charge (Load) Imposed On Purchases
(as a percentage of initial purchase price) 2                                   4.75%         None
Maximum Deferred Sales Charge (Load) (as a percentage
of initial purchase price or current market value, whichever is less) 3         None 4        1.00%

ANNUAL FUND OPERATING EXPENSES
(EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
Management Fees                                                                 0.85%         0.85%
Distribution And/Or Shareholder Service (12b-1) Fees                            0.25%         1.00%
Other Expenses                                                                  0.51%         0.51%
                                                                           -----------------------------
Total Annual Fund Operating Expenses                                            1.61%         2.36%
                                                                           =============================

(1) THE FUNDS MAY IMPOSE A WIRE TRANSFER CHARGE OF $15 ON CERTAIN REDEMPTIONS UNDER $5,000 FOR ACCOUNTS HELD DIRECTLY THROUGH THE FUNDS' TRANSFER AGENT.

(2) REPRESENTS THE MAXIMUM SALES CHARGE (LOAD) IMPOSED ON PURCHASES. THIS SALES CHARGE VARIES DEPENDING ON HOW MUCH YOU INVEST. YOU MAY PAY LESS THAN THE MAXIMUM SALES CHARGE BECAUSE OF WAIVERS AND REDUCED SALES CHARGES THAT MAY BE AVAILABLE. SEE "SALES CHARGES." THIS SALES CHARGE DOES NOT APPLY TO THE U.S. GOVERNMENT MONEY MARKET FUND.

                                [GRAPHIC OMITTED]

                                                                   PROSPECTUS 57

                                                                           U.S. GOVERNMENT MONEY MARKET
--------------------------------------------------------------------------------------------------------
                                                                               A-CLASS       C-CLASS
--------------------------------------------------------------------------------------------------------
SHAREHOLDER FEES
(FEES PAID DIRECTLY FROM YOUR INVESTMENT) 1
Maximum Sales Charge (Load) Imposed On Purchases
(as a percentage of initial purchase price) 2                                   None          None
Maximum Deferred Sales Charge (Load) (as a percentage
of initial purchase price or current market value, whichever is less) 3         None 4        1.00%

ANNUAL FUND OPERATING EXPENSES
(EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
Management Fees                                                                 0.50%         0.50%
Distribution And/Or Shareholder Service (12b-1) Fees                            0.25%         1.00%
Other Expenses                                                                  0.42%         0.42%
                                                                           -----------------------------
Total Annual Fund Operating Expenses                                            1.17%         1.92%
                                                                           =============================

(3) THE DEFERRED SALES CHARGE APPLIES FOR THE FIRST YEAR FOLLOWING PURCHASE AND WILL BE WAIVED FOR CUSTOMERS OF FINANCIAL INTERMEDIARIES THAT HAVE ENTERED INTO AN ARRANGEMENT WITH THE DISTRIBUTOR TO FOREGO
      TRANSACTION-BASED COMPENSATION IN CONNECTION WITH THE INITIAL PURCHASE.

(4) FOR INVESTMENTS OF $1 MILLION OR MORE, A-CLASS SHARES ARE SOLD AT NAV, WITHOUT ANY UP-FRONT SALES CHARGE. HOWEVER, IF YOU SELL YOUR SHARES WITHIN 18 MONTHS OF PURCHASE, YOU WILL NORMALLY HAVE TO PAY A 1.00% CDSC BASED ON YOUR INITIAL PURCHASE PRICE OR CURRENT MARKET VALUE, WHICHEVER IS LOWER.

                               [GRAPHIC OMITTED]

58

FUND FEES AND EXPENSES (CONTINUED)
--------------------------------------------------------------------------------

EXAMPLE

The Examples that follow are intended to help you compare the cost of investing in A-Class Shares and C-Class Shares of the Funds with the cost of investing in other mutual funds.

The Examples assume that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year and that the Funds' operating expenses remain the same. Although your actual costs may be higher or lower, the Examples reflect your cost based on these assumptions.


FUND                                      1 YEAR   3 YEARS   5 YEARS   10 YEARS
--------------------------------------------------------------------------------

BANKING - A-CLASS SHARES                   $632      $962     $1,314    $2,306
BANKING - C-CLASS SHARES
   IF YOU SELL YOUR SHARES AT THE
      END OF THE PERIOD:                   $340      $739     $1,265    $2,706
   IF YOU DO NOT SELL YOUR SHARES
      AT THE END OF THE PERIOD:            $240      $739     $1,265    $2,706
BASIC MATERIALS - A-CLASS SHARES           $632      $962     $1,314    $2,306
BASIC MATERIALS - C-CLASS SHARES
   IF YOU SELL YOUR SHARES AT THE
      END OF THE PERIOD:                   $340      $739     $1,265    $2,706
   IF YOU DO NOT SELL YOUR SHARES
      AT THE END OF THE PERIOD:            $240      $739     $1,265    $2,706
BIOTECHNOLOGY - A-CLASS SHARES             $632      $962     $1,314    $2,306
BIOTECHNOLOGY - C-CLASS SHARES
   IF YOU SELL YOUR SHARES AT THE
      END OF THE PERIOD:                   $339      $736     $1,260    $2,696
   IF YOU DO NOT SELL YOUR SHARES
      AT THE END OF THE PERIOD:            $239      $736     $1,260    $2,696
CONSUMER PRODUCTS - A-CLASS SHARES         $631      $958     $1,309    $2,295
CONSUMER PRODUCTS - C-CLASS SHARES
   IF YOU SELL YOUR SHARES AT THE
      END OF THE PERIOD:                   $339      $736     $1,260    $2,696
   IF YOU DO NOT SELL YOUR SHARES
      AT THE END OF THE PERIOD:            $239      $736     $1,260    $2,696
ELECTRONICS - A-CLASS SHARES               $633      $965     $1,319    $2,316
ELECTRONICS - C-CLASS SHARES
   IF YOU SELL YOUR SHARES AT THE
      END OF THE PERIOD:                   $339      $736     $1,260    $2,696
   IF YOU DO NOT SELL YOUR SHARES
      AT THE END OF THE PERIOD:            $239      $736     $1,260    $2,696
ENERGY - A-CLASS SHARES                    $631      $959     $1,309    $2,295
ENERGY - C-CLASS SHARES
   IF YOU SELL YOUR SHARES AT THE
      END OF THE PERIOD:                   $339      $736     $1,260    $2,696
   IF YOU DO NOT SELL YOUR SHARES
      AT THE END OF THE PERIOD:            $239      $736     $1,260    $2,696

                               [GRAPHIC OMITTED]

                                                                   PROSPECTUS 59

FUND                                      1 YEAR   3 YEARS   5 YEARS   10 YEARS
--------------------------------------------------------------------------------

ENERGY SERVICES - A-CLASS SHARES           $631      $959     $1,309    $2,295
ENERGY SERVICES - C-CLASS SHARES
   IF YOU SELL YOUR SHARES AT THE
      END OF THE PERIOD:                   $339      $736     $1,260    $2,696
   IF YOU DO NOT SELL YOUR SHARES
      AT THE END OF THE PERIOD:            $239      $736     $1,260    $2,696
FINANCIAL SERVICES - A-CLASS SHARES        $631      $959     $1,309    $2,295
FINANCIAL SERVICES - C-CLASS SHARES
   IF YOU SELL YOUR SHARES AT THE
      END OF THE PERIOD:                   $337      $730     $1,250    $2,676
   IF YOU DO NOT SELL YOUR SHARES
      AT THE END OF THE PERIOD:            $237      $730     $1,250    $2,676
HEALTH CARE - A-CLASS SHARES               $630      $956     $1,304    $2,285
HEALTH CARE - C-CLASS SHARES
   IF YOU SELL YOUR SHARES AT THE
      END OF THE PERIOD:                   $337      $730     $1,250    $2,676
   IF YOU DO NOT SELL YOUR SHARES
      AT THE END OF THE PERIOD:            $237      $730     $1,250    $2,676
INTERNET - A-CLASS SHARES                  $631      $959     $1,309    $2,295
INTERNET - C-CLASS SHARES
   IF YOU SELL YOUR SHARES AT THE
      END OF THE PERIOD:                   $339      $736     $1,260    $2,696
   IF YOU DO NOT SELL YOUR SHARES
      AT THE END OF THE PERIOD:            $239      $736     $1,260    $2,696
LEISURE - A-CLASS SHARES                   $630      $956     $1,304    $2,285
LEISURE - C-CLASS SHARES
   IF YOU SELL YOUR SHARES AT THE
     END OF THE PERIOD:                    $339      $736     $1,260    $2,696
   IF YOU DO NOT SELL YOUR SHARES
     AT THE END OF THE PERIOD:             $239      $736     $1,260    $2,696
PRECIOUS METALS - A-CLASS SHARES           $621      $930     $1,260    $2,191
PRECIOUS METALS - C-CLASS SHARES
   IF YOU SELL YOUR SHARES AT THE
      END OF THE PERIOD:                   $329      $706     $1,210    $2,595
   IF YOU DO NOT SELL YOUR SHARES
      AT THE END OF THE PERIOD:            $229      $706     $1,210    $2,595
RETAILING - A-CLASS SHARES                 $627      $947     $1,290    $2,254
RETAILING - C-CLASS SHARES
   IF YOU SELL YOUR SHARES AT THE
      END OF THE PERIOD:                   $337      $730     $1,250    $2,676
   IF YOU DO NOT SELL YOUR SHARES
      AT THE END OF THE PERIOD:            $237      $730     $1,250    $2,676
TECHNOLOGY - A-CLASS SHARES                $631      $959     $1,309    $2,295
TECHNOLOGY - C-CLASS SHARES
   IF YOU SELL YOUR SHARES AT THE
      END OF THE PERIOD:                   $338      $733     $1,255    $2,686
   IF YOU DO NOT SELL YOUR SHARES
      AT THE END OF THE PERIOD:            $238      $733     $1,255    $2,686

                                [GRAPHIC OMITTED]

60

FUND FEES AND EXPENSES (CONTINUED)
--------------------------------------------------------------------------------

FUND                                      1 YEAR   3 YEARS   5 YEARS   10 YEARS
--------------------------------------------------------------------------------

TELECOMMUNICATIONS - A-CLASS SHARES        $619      $924     $1,250    $2,170
TELECOMMUNICATIONS - C-CLASS SHARES
   IF YOU SELL YOUR SHARES AT THE
      END OF THE PERIOD:                   $336      $727     $1,245    $2,666
   IF YOU DO NOT SELL YOUR SHARES
      AT THE END OF THE PERIOD:            $236      $727     $1,245    $2,666
TRANSPORTATION - A-CLASS SHARES            $631      $959     $1,309    $2,295
TRANSPORTATION - C-CLASS SHARES
   IF YOU SELL YOUR SHARES AT THE
      END OF THE PERIOD:                   $340      $739     $1,265    $2,706
   IF YOU DO NOT SELL YOUR SHARES
      AT THE END OF THE PERIOD:            $240      $739     $1,265    $2,706
UTILITIES - A-CLASS SHARES                 $631      $959     $1,309    $2,295
UTILITIES - C-CLASS SHARES
   IF YOU SELL YOUR SHARES AT THE
      END OF THE PERIOD:                   $339      $736     $1,260    $2,696
   IF YOU DO NOT SELL YOUR SHARES
      AT THE END OF THE PERIOD:            $239      $736     $1,260    $2,696
U.S. GOVERNMENT MONEY MARKET - A-CLASS $119 $372 $ 644 $1,420 U.S. GOVERNMENT MONEY MARKET - C-CLASS
   IF YOU SELL YOUR SHARES AT THE
      END OF THE PERIOD:                   $295      $603     $1,037    $2,243
   IF YOU DO NOT SELL YOUR SHARES
      AT THE END OF THE PERIOD:            $195      $603     $1,037    $2,243

                               [GRAPHIC OMITTED]

                                                                   PROSPECTUS 61
MORE INFORMATION ABOUT THE FUNDS:
--------------------------------------------------------------------------------
ADVISOR'S INVESTMENT METHODOLOGY

The Advisor develops and implements structured investment strategies designed to achieve each Fund's objective.

The Advisor uses quantitative methods to construct portfolios that correlate highly with their respective benchmarks. Statistical techniques are then used to determine the optimal mix of assets for each Fund. The Advisor places particular emphasis on controlling risk relative to each Fund's benchmark or market sector in order to maintain consistency and predictability.

SECTOR FUNDS. In managing the Sector Funds, the Advisor's objective is to develop a liquid portfolio of stocks for the Sector Funds that effectively represents a particular economic segment of the market. Because appropriate published indices are not available for many of the Sector Funds, the Advisor has developed its own methodology to construct objective performance benchmarks. The Advisor first identifies the investment universe for each sector, which is defined as companies that derive at least 50% of their assets, gross income or net profits from business activity in the given sector. The Advisor then employs a quantitative model to screen companies based on criteria of capitalization, liquidity and correlation. The resulting portfolio is weighted by market capitalization with some modifications to ensure diversification. The Advisor closely monitors the efficacy of this methodology, and makes periodic changes in the composition of the Sector Funds to ensure that each Fund remains a valid representative of its sector.

OTHER INVESTMENT PRACTICES AND STRATEGIES

Please see the Statement of Additional Information (the "SAI") for a more complete list of portfolio investment strategies, permitted investments and related risks.

PORTFOLIO HOLDINGS

A description of the Funds' policies and procedures with respect to the disclosure of Fund portfolio securities is available in the SAI.

                               [GRAPHIC OMITTED]
62

INVESTING WITH RYDEX:
--------------------------------------------------------------------------------
SHAREHOLDER INFORMATION

A-Class Shares and C-Class Shares are offered primarily through authorized securities brokers and other financial intermediaries.


OPENING YOUR ACCOUNT


You will need to open a Rydex shareholder account to make share transactions
- buy, sell or exchange shares of the Funds. You can request an account application by calling Rydex Client Services at 800.820.0888 or 301.296.5406 or simply download an application from the Rydex web site - www.rydexinvestments.com. For more information on opening an account, call Rydex Client Services at 800.820.0888 or 301.296.5406 or visit www.rydexinvestments.com.


The type of application you will need depends on the type of account you want to open. For example, if you are opening a retirement account, such as an IRA, you will need to complete a different application than you would if you were opening a taxable account. When you call Rydex to request an account application, be sure to let the Client Services representative know what type of account you want to open to ensure that you receive the correct application.

If you open your account through a broker or other financial intermediary, your financial intermediary will ordinarily assist you in completing the necessary application to open your account with Rydex.


--------------------------------------------------------------------------------
MINIMUM  AMOUNTS FOR  ESTABLISHING ACCOUNTS

The minimum initial investment amount and minimum account balance requirements for A-Class Shares or C-Class Shares are:

      o     $1,000 for retirement accounts

      o     $2,500 for all other accounts

Accounts opened through a financial intermediary will be subject to your financial intermediary's minimum initial investment amount and minimum account balance requirements, which may be different than the amounts above.

There are no minimum amounts for subsequent investments in the Funds except for subsequent investments made via Automated Clearing House ("ACH"). For more information about subsequent investments via ACH please see "Purchase Procedures" below.

Rydex reserves the right to modify its minimum account balance requirements at any time, with or without prior notice to you.

Purchases of C-Class Shares of a Fund requested in an amount of $1,000,000 or more will be automatically made in A-Class Shares of that Fund.
--------------------------------------------------------------------------------

                               [GRAPHIC OMITTED]
                                                                   PROSPECTUS 63

TIPS TO SUCCESSFULLY COMPLETE YOUR ACCOUNT APPLICATION

      o You must provide each account holder's social security number or tax ID number and date of birth on the application to avoid a delay in processing.

      o Attach a copy of the trust document when establishing a trust account.

      o When establishing an account for your corporation, partnership or self directed retirement plan, please indicate the correct account type to ensure proper tax reporting, and provide a copy of one of the following documents: registered articles of incorporation, government-issued business license, partnership papers, plan documents or other official documentation that verifies the entity and lists the authorized individuals. Failure to provide this documentation may result in a delay in processing your application.

      o You must provide a street address (Rydex does not accept P.O. Box only addresses). If any joint owner has a different address than the account registration, please indicate what it is on the application.

      o     BE SURE TO SIGN THE APPLICATION.

      o If you open an account directly with Rydex you will receive a confirmation statement by mail confirming your initial purchase. Review this confirmation carefully to ensure that all of the information is correct. Notify us promptly of any errors.

TRANSACTION INFORMATION
--------------------------------------------------------------------------------


This section provides important information about the procedures that you must follow when you buy, sell or exchange shares of the Funds. You may submit transaction orders to buy, sell or exchange Fund shares on any day that the NYSE is open for business (a "Business Day"). On any day that the Federal Reserve Bank of New York or the NYSE closes early, the principal government securities and corporate bond markets close early (such as on days in advance of holidays generally observed by participants in these markets), or as permitted by the U.S. Securities and Exchange Commission (the "SEC"), the Funds reserve the right to advance the time that NAV is calculated and, correspondingly, the time by which purchase and redemption orders must be received.


Notwithstanding the foregoing, the U.S. Government Money Market Fund reserves the right to accept orders to purchase or redeem shares on any day that is not a Business Day and the Federal Reserve Bank of New York or National Securities Clearing Corporation remains open. In addition, the U.S. Government Money Market Fund may designate special hours of operation on

                               [GRAPHIC OMITTED]

64

any such day. In the event that the U.S. Government Money Market Fund invokes the right to accept orders to purchase or redeem shares on any day that is not a Business Day and/or adopt special hours of operation, the U.S. Government Money Market Fund will post advance notice of these events at www.rydexinvestments.com.

TRANSACTION CUT-OFF TIMES

All shareholder transaction orders are processed at the NAV next determined after your transaction order is received with all of the necessary information, sometimes referred to as "good order," by the Funds' transfer agent, distributor, or authorized dealer, subject to any applicable front end sales charge. The following transaction cut-off times have been established in order to allow the transfer agent appropriate time to report the current day's trading activity to the Funds' Advisor. Any application that is sent to the transfer agent does not constitute a purchase order until the transfer agent processes the application and receives correct payment by check, wire transfer or ACH.

--------------------------------------------------------------------------------
                                                              AFTERNOON
METHOD                        FUND                           CUT-OFF TIME
--------------------------------------------------------------------------------
By Mail            All Funds                           Market Close
--------------------------------------------------------------------------------
                   Sector Funds                        3:30 P.M., Eastern Time
By Phone           -------------------------------------------------------------
                   U.S. Government Money
                   Market Fund*                        1:00 P.M., Eastern Time
--------------------------------------------------------------------------------
                   Sector Funds                        3:45 P.M., Eastern Time
By Internet        -------------------------------------------------------------
                   U.S. Government Money
                   Market Fund*                        1:00 P.M., Eastern Time
--------------------------------------------------------------------------------
By Financial       Sector Funds and U.S.
Intermediary       Government Money Market
                   Fund                                Market Close**
--------------------------------------------------------------------------------

* TO RECEIVE THE CURRENT BUSINESS DAY'S DIVIDEND FOR THE U.S. GOVERNMENT MONEY MARKET FUND, THE FUND MUST RECEIVE YOUR WIRE PURCHASE ORDER BY 1:00 P.M., EASTERN TIME. ALL REDEMPTION ORDERS RECEIVED PRIOR TO 1:00 P.M., EASTERN TIME WILL NOT RECEIVE THE CURRENT BUSINESS DAY'S DIVIDEND. ALL REDEMPTION ORDERS RECEIVED AFTER 1:00 P.M., EASTERN TIME ARE ENTITLED TO RECEIVE THE CURRENT BUSINESS DAY'S DIVIDEND.

** EACH FINANCIAL INTERMEDIARY MAY HAVE ITS OWN RULES ABOUT SHARE TRANSACTIONS, AND MAY HAVE DIFFERENT CUT-OFF TIMES FOR PROCESSING YOUR TRANSACTION ORDER.

EARLY TRANSACTION  CUT-OFF TIMES

On any day that a Fund calculates NAV earlier than normal, as described below, Rydex reserves the right to advance the time on that day by which shareholder transaction orders must be received by the transfer agent.

                               [GRAPHIC OMITTED]
                                                                   PROSPECTUS 65

--------------------------------------------------------------------------------
CALCULATING NAV

The price at which you buy, sell and exchange shares is the net asset value per share, which is also known as NAV, plus any applicable sales charges.

o Each Fund calculates its NAV by:

o Taking the current market value of its total assets

o Subtracting any liabilities

o Dividing that amount by the total number of shares owned by shareholders

The Funds calculate NAV once each Business Day as of the regularly scheduled close of normal trading on the NYSE (normally, 4:00 p.m., Eastern Time). If the primary exchange or market where the Funds' securities or other investments trade closes early - such as on days in advance of holidays generally observed by participants in these markets - the Funds may calculate NAV as of the earlier closing time in accordance with the policies set forth in the Funds' SAI. For more information on these early closings, please call 800.820.0888 or visit the Rydex web site - www.rydex-investments.com.

In calculating NAV, the Funds generally value their investment portfolios based on the market price of the securities as of the time the Funds determine NAV. If market prices are unavailable or the Funds think that they are unreliable, the Funds price those securities at fair value as determined in good faith using methods approved by the Board of Trustees. For example, market prices may be unavailable if trading in a particular portfolio security was halted during the day and did not resume prior to the Funds' NAV calculation. The Funds may view market prices as unreliable when the value of a security has been materially affected by events occurring after the market closes, but prior to the time as of which the Funds calculate NAV.

The use of fair valuation in pricing a security involves the consideration of a number of subjective factors and therefore, is susceptible to the unavoidable risk that the valuation may be higher or lower than the price at which the security might actually trade if a reliable market price were readily available.

The U.S. Government Money Market Fund values its assets using the amortized cost method of valuation pursuant to procedures approved by the Funds' Board of Trustees.

More information about the valuation of the Funds' holdings and the amortized cost method can be found in the SAI.
--------------------------------------------------------------------------------

                               [GRAPHIC OMITTED]

66

TRANSACTIONS THROUGH YOUR FINANCIAL INTERMEDIARY

If you opened your account through a financial intermediary, you will ordinarily submit your transaction orders through that financial intermediary. Your financial intermediary is responsible for ensuring that your transaction order is in good order, and promptly transmitting your order to the Funds. Transaction orders received in good order by your financial intermediary will be processed at the Funds' next determined NAV. Financial intermediaries may charge fees for the services they provide to you in connection with processing your transaction order or maintaining your account with them. Each financial intermediary may also have its own rules about minimum initial investment amounts, minimum account balances, share transactions, limits on the number of share transactions you are permitted to make in a given time period, and may have different cut-off times for processing your transaction order. For more information about your financial intermediary's rules and procedures, you should contact your financial intermediary directly.

SALES CHARGES
--------------------------------------------------------------------------------
A-CLASS SHARES

A-Class Shares are sold at NAV, plus the applicable front-end sales charge. The sales charge is used to pay your financial intermediary a sales commission up to a total of 4.75% of the purchase price of your investment in connection with your initial purchase. However, in some cases, described below, your purchase may not be subject to an initial sales charge, and the offering price will be the NAV. In other cases, you may be eligible for a reduced sales charge. The sales charge varies depending on the amount of your purchase. The current sales charge rates are as follows:

--------------------------------------------------------------------------------
                         SALES CHARGE AS % OF   SALES CHARGE AS % OF NET
 AMOUNT OF INVESTMENT       OFFERING PRICE          AMOUNT INVESTED
--------------------------------------------------------------------------------
Less than $100,000               4.75%                    4.99%
--------------------------------------------------------------------------------
$100,000 but less than
$250,000                         3.75%                    3.90%
--------------------------------------------------------------------------------
$250,000 but less than
$500,000                         2.75%                    2.83%
--------------------------------------------------------------------------------
$500,000 but less than
$1,000,000                       1.60%                    1.63%
--------------------------------------------------------------------------------
$1,000,000 or greater               *                        *
--------------------------------------------------------------------------------

* FOR INVESTMENTS OF $1 MILLION OR MORE, A-CLASS SHARES ARE SOLD AT NAV, WITHOUT ANY UP-FRONT SALES CHARGE. HOWEVER, IF YOU SELL YOUR SHARES WITHIN 18 MONTHS OF PURCHASE, YOU WILL NORMALLY HAVE TO PAY A 1% CDSC BASED ON YOUR INITIAL PURCHASE PRICE OR CURRENT

                               [GRAPHIC OMITTED]

                                                                   PROSPECTUS 67

   MARKET VALUE, WHICHEVER IS LOWER. THE CDSC IS USED TO REIMBURSE THE DISTRIBUTOR FOR PAYING YOUR FINANCIAL INTERMEDIARY A SALES COMMISSION UP TO A TOTAL OF 1.00% OF THE PURCHASE PRICE OF YOUR INVESTMENT IN CONNECTION WITH YOUR INITIAL PURCHASE. FOR MORE INFORMATION ABOUT WHETHER YOUR FINANCIAL INTERMEDIARY HAS ENTERED INTO SUCH AN ARRANGEMENT, CONTACT YOUR INTERMEDIARY DIRECTLY.

SALES CHARGE FOR THE U.S. GOVERNMENT MONEY MARKET FUND

You will not be charged a sales charge for purchases of A-Class Shares of the U.S. Government Money Market Fund. If you exchange your A-Class Shares of the U.S. Government Money Market Fund for A-Class Shares of another Fund, the exchange will be treated as an initial purchase of the other Fund, and applicable sales charges will apply. In addition, purchases of A-Class Shares of the U.S. Government Money Market Fund and existing holdings of A-Class Shares of the U.S. Government Money Market Fund that have not previously been subject to a sales charge will not be counted for purposes of reducing your sales charge on purchases of A-Class Shares of other Rydex Funds, as discussed below.

HOW TO REDUCE YOUR SALES CHARGE

You may be eligible to purchase A-Class Shares for reduced sales charges. To qualify for these reductions, you or your financial intermediary must provide sufficient information, IN WRITING AND AT THE TIME OF PURCHASE, to verify that your purchase qualifies for such treatment. For additional information, including information on aggregating purchases among related accounts to receive reduced sales charges, see the SAI. Consistent with the policies described in this Prospectus, you and your "immediate family" (your spouse and your children under the age of 21) may combine your Fund holdings to reduce your sales charge. New purchases of A-Class Shares of the U.S. Government Money Market Fund and existing holdings of A-Class Shares of the U.S. Government Money Market Fund that have not previously been subject to a sales charge will not be counted for purposes of reducing your sales charge on purchases of A-Class Shares of the Funds, as discussed below.

   o RIGHTS OF ACCUMULATION. To qualify for the lower sales charge rates that apply to larger purchases of A-Class Shares, you may combine your new purchases of A-Class Shares with the shares of any other A-Class Shares or C-Class Shares of Rydex Funds that you already own. The applicable initial sales charge for the new purchase is based on the total of your current purchase and the current value of all other A-Class and C-Class Shares that you own. Additionally, you may combine simultaneous purchases of A-Class Shares of one Rydex Fund with A-Class Shares of any other Rydex Fund to reduce the sales charge rate that applies to the purchase of

                               [GRAPHIC OMITTED]

68

      A-Class Shares of any Rydex Fund. The reduced sales charge will apply only to current purchases and must be requested in writing when you buy your shares. As discussed above, A-Class Shares of the U.S. Government Money Market Fund that have not been subject to a sales charge will not be counted for purposes of reducing your sales charge.

   o LETTERS OF INTENT. Under a Letter of Intent ("LOI"), you commit to purchase a specified dollar amount of A-Class Shares of Rydex Funds during a 13-month period. At your written request, A-Class Share purchases made during the previous 90 days may be included. The amount you agree to purchase determines the initial sales charge you pay. If the full-face amount of the LOI is not invested by the end of the 13-month period, your account will be adjusted to the higher initial sales charge level for the amount actually invested. You are not legally bound by the terms of your LOI to purchase the amount of your shares stated in the LOI. The LOI does, however, authorize the Funds to hold in escrow 4% of the total amount you intend to purchase. If you do not complete the total intended purchase at the end of the 13-month period, the Funds' transfer agent will redeem the necessary portion of the escrowed shares to make up the difference between the reduced rate sales charge (based on the amount you intended to purchase) and the sales charge that would normally apply (based on the actual amount you purchased). As discussed above, A-Class Shares of the U.S. Government Money Market Fund that have not been subject to a sales charge will not be counted for purposes of reducing your sales charge.


SALES CHARGE WAIVERS

The sales charge on purchases of A-Class Shares is waived for certain types of investors, including:

   o REPURCHASE OF A-CLASS SHARES. If you have redeemed A-Class Shares of any Rydex Fund within the past 365 days, you may repurchase an equivalent amount of A-Class Shares of any Rydex Fund at NAV, without the normal front-end sales charge. In effect, this allows you to reacquire shares that you may have had to redeem, without re-paying the front-end sales charge. You may exercise this privilege only once and must notify the Fund that you intend to do so in writing. The Fund must receive your purchase order within 365 days of your redemption. Note that if you reacquire shares through separate installments (E.G., through monthly or quarterly repurchases), the sales charge waiver will only apply to those portions of your repurchase order received within 365 days of your redemption.

                               [GRAPHIC OMITTED]

                                                                   PROSPECTUS 69

   o Directors and officers of any fund sponsored by the Advisor or any of its subsidiaries and their immediate families (E.G., spouse, children, mother or father).

   o Employees of the Advisor and their immediate families, or any full-time employee or registered representative of the Distributor or of broker-dealers having dealer agreements with the Distributor (a "Selling Broker") and their immediate families (or any trust, pension, profit sharing or other benefit plan for the benefit of such persons).

   o Any full-time employee of a bank, savings and loan, credit union or other financial institution that utilizes a Selling Broker to clear purchases of the Funds' shares and their immediate families.

   o Participants in certain "wrap-fee" or asset allocation programs or other fee based arrangements sponsored by broker-dealers and other financial institutions that have entered into agreements with the Distributor.

   o Any accounts established on behalf of registered investment advisers or their clients by broker-dealers that charge a transaction fee and that have entered into agreements with the Distributor.

   o Employer-sponsored retirement plans including, but not limited to, those that qualify under Sections 403(b), 401(a), 401(k) or 457 of the Internal Revenue Code of 1986, as amended, where at the time of purchase the Distributor has been notified in writing that such plan has at least $100 million in assets or 100 participating employees. Employer-sponsored retirement plans do not include IRAs, Roth IRAs, SEP or SARSEP plans, profit-sharing plans, single participant plans or plans covering self-employed individuals and their employees; such account types, however, may apply for sales charge reductions. Please see the SAI for more information.

The Funds do not waive sales charges for the reinvestment of proceeds from the sale of shares of a non-Rydex Fund where those shares were subject to a front-end sales charge (sometimes called an NAV Transfer).

SALES CHARGE EXCEPTIONS

You will not pay initial sales charges on the following:

   o  Purchases of A-Class Shares of the U.S. Government Money Market Fund.

   o  A-Class Shares purchased by reinvesting dividends and distributions.

   o When exchanging A-Class Shares of one Fund for A-Class Shares of another Fund, unless you are exchanging A-Class Shares of the U.S. Government Money Market Fund that have not previously been subject to a sales charge.

                               [GRAPHIC OMITTED]

70

C-CLASS SHARES

C-Class Shares are sold at NAV, without any up-front sales charge, so that the full amount of your purchase is invested in the Funds. However, if you sell your shares within 12 months of purchase, you will normally have to pay a 1% CDSC based on your initial purchase price or current market value, whichever is lower. The CDSC is used to reimburse the Distributor for paying your financial intermediary a sales commission up to a total of 1.00% of the purchase price of your investment in connection with your initial purchase. If your intermediary has entered into arrangements with the Distributor to forego receipt of that initial 1.00% sales commission, the Funds will waive any otherwise applicable CDSC when you redeem your C-Class Shares. For more information about whether your broker-dealer has entered into such an arrangement, contact your intermediary directly.

WAIVER OF CDSC

The CDSC will be waived for the redemption of C-Class Shares:

   o purchased through a financial intermediary that has entered into arrangements with the Distributor to forego receipt of an initial sales commission;

   o  purchased by reinvesting dividends;

   o  following the death or disability of a shareholder;

   o  on the first 10% of shares that are sold within 12 months of purchase; or

   o resulting from a Fund exercising its right to redeem accounts that maintain a balance below the current applicable minimum investment.

The policy of waiving the CDSC for certain redemptions may be modified or discontinued, with respect to new shareholders, at any time.

BUYING FUND SHARES
--------------------------------------------------------------------------------

The Funds offer their shares continuously and investors may submit purchase orders to buy shares on any Business Day. However, Rydex reserves the right to reject or refuse, in whole or in part, any purchase order for Fund shares. Purchase orders, like any other share transaction, are subject to the Funds' transaction cut-off times and will be processed at the NAV next determined after your purchase order is received in good order.

PURCHASE PROCEDURES


The Funds offer you the option to submit purchase orders through your financial intermediary or send purchase orders by mail, fax or internet and send purchase proceeds by check, wire transfer or ACH. The Funds do not accept

                                [GRAPHIC OMITTED]

                                                                   PROSPECTUS 71

cash or cash equivalents (such as travelers' checks, money orders or bearer bonds), government checks, third-party checks, starter checks or checks drawn on a line of credit (including credit card convenience checks). Cashiers checks, bank checks, official checks and treasurers' checks less than or equal to $10,000 are also not accepted. Rydex reserves the right to refuse other payment instruments if, in the sole discretion of Fund management, it is deemed to be in the best interests of the Funds. You may buy shares and send your purchase proceeds by any of the following methods:

--------------------------------------------------------------------------------
                         INITIAL PURCHASE              SUBSEQUENT PURCHASES
                   -------------------------------------------------------------
                   Complete the account applic-   Complete the Rydex investment
                   ation that corresponds to      slip included with your
                   the type of account you are    quarterly statement or send
                   opening.                       written purchase instructions
                                                  that include:

                   o  MAKE SURE TO DESIGNATE
                      THE RYDEX FUND(S) YOU       o  YOUR NAME
                      WANT TO PURCHASE.
                                                  o  YOUR SHAREHOLDER ACCOUNT
                                                     NUMBER
BY MAIL            o  MAKE SURE YOUR INVESTMENT
                      MEETS THE ACCOUNT
IRA AND OTHER         MINIMUM.                    o  THE RYDEX FUND(S) YOU WANT
RETIREMENT                                           TO PURCHASE.
ACCOUNTS REQUIRE   -------------------------------------------------------------
ADDITIONAL                Make your check payable to RYDEX INVESTMENTS.
PAPERWORK.
                   -------------------------------------------------------------
CALL RYDEX              Your check must be drawn on a U.S. bank and payable
CLIENT SERVICES                           in U.S.Dollars.
TO REQUEST         -------------------------------------------------------------
A RETIREMENT         Include the name of the Rydex Fund(s) you want to purchase
ACCOUNT INVESTOR                           on your check.
APPLICATION KIT.
                        IF YOU DO NOT SPECIFY WHICH RYDEX FUND(S) YOU WANT TO
                      PURCHASE, YOUR INVESTMENT WILL BE CREDITED TO THE U.S.
                                    GOVERNMENT MONEY MARKET FUND.
                   -------------------------------------------------------------
                     Mail your application and      Mail your written purchase
                     check to:                      instructions and check to:
                   -------------------------------------------------------------
                   MAILING ADDRESS:

                   Rydex Investments
                   Attn: Ops. Dept.
                   9601 Blackwell Road, Suite
                   500 Rockville, MD 20850
--------------------------------------------------------------------------------

                                [GRAPHIC OMITTED]

72

--------------------------------------------------------------------------------
                         INITIAL PURCHASE              SUBSEQUENT PURCHASES
                   -------------------------------------------------------------
                   Submit new account paperwork,   Be sure to designate in your
                   and then call Rydex to          wire instructions the Rydex
                   obtain your account number.     Fund(s) you want to purchase.

                   o  MAKE SURE TO DESIGNATE
                      THE RYDEX FUND(S) YOU
                      WANT TO PURCHASE.

                   o  MAKE SURE YOUR INVESTMENT
                      MEETS THE ACCOUNT
                      MINIMUM.
                   -------------------------------------------------------------
                   To obtain "same-day credit" (to get that Business Day's NAV) for your purchase order, YOU MUST CALL RYDEX CLIENT SERVICES AND PROVIDE THE FOLLOWING INFORMATION PRIOR TO THE
BY WIRE            TRANSACTION CUT-OFF TIME FOR THE RYDEX FUND(S) YOU ARE
                   PURCHASING:

RYDEX CLIENT       o  Account Number
SERVICES PHONE
NUMBER:            o  Fund Name
800.820.0888

OR                 o  Amount of Wire

301.296.5406
                   o  Fed Wire Reference Number
                      (upon request)

                   You will receive a confirmation number to verify that your purchase order has been accepted.

                   IF YOU DO NOT NOTIFY RYDEX CLIENT SERVICES OF THE INCOMING
                      WIRE, YOUR PURCHASE ORDER WILL NOT BE PROCESSED UNTIL
                       THE BUSINESS DAY FOLLOWING THE RECEIPT OF THE WIRE.
                   -------------------------------------------------------------
                   WIRE INSTRUCTIONS:
                   U.S. Bank
                   Cincinnati, OH
                   Routing Number: 0420-00013
                   For Account of: Rydex Investments
                   Account Number: 48038-9030
                   [Your Name]
                   [Your shareholder account number]

                       IF YOU DO NOT SPECIFY WHICH RYDEX FUND(S) YOU WANT TO PURCHASE, YOUR INVESTMENT WILL BE CREDITED TO THE U.S.
                                   GOVERNMENT MONEY MARKET FUND.
--------------------------------------------------------------------------------

                                [GRAPHIC OMITTED]

                                                                   PROSPECTUS 73

--------------------------------------------------------------------------------
                        INITIAL PURCHASE               SUBSEQUENT PURCHASES
                   -------------------------------------------------------------
                   Submit new account paperwork, SUBSEQUENT PURCHASES MADE
                   and then call Rydex to        VIA ACH MUST BE A MINIMUM
                   obtain your account number.   OF $50. To make a subsequent
                   Be sure to complete the       purchase, send written purchase
                   "Electronic Investing (via    instructions that include:
                   ACH)" section. Then, fax it
                   to Rydex. (ONLY Individual,   o  YOUR NAME
                   Joint and UGMA/UTMA
BY ACH             accounts may be opened by     o  YOUR SHAREHOLDER ACCOUNT
(FAX)              fax).                            NUMBER

RYDEX FAX          o  MAKE SURE TO INCLUDE A     o  THE RYDEX FUND(S) YOU WANT
NUMBER:               LETTER OF INSTRUCTION RE-     TO PURCHASE
301.296.5103          QUESTING THAT WE PROCESS
                      YOUR PURCHASE BY ACH.      o  ACH BANK INFORMATION (IF
                                                    NOT ON RECORD)
                   o  MAKE SURE TO DESIGNATE
                      THE RYDEX FUND(S) YOU
                      WANT TO PURCHASE.

                   o  MAKE SURE YOUR INVESTMENT
                      MEETS THE ACCOUNT
                      MINIMUM.
--------------------------------------------------------------------------------
BY ACH                       Follow the directions on the Rydex web site -
(INTERNET)                             www.rydexinvestments.com
--------------------------------------------------------------------------------


CANCELLED PURCHASE ORDERS

Rydex will ordinarily cancel your purchase order under the following circumstances:

      o     if your bank does not honor your check for any reason

      o     if the transfer agent (Rydex) does not receive your wire transfer

      o     if the transfer agent (Rydex) does not receive your ACH transfer

      o     if your bank does not honor your ACH transfer

IF YOUR PURCHASE ORDER IS CANCELLED FOR ANY OF THESE REASONS, YOU WILL NOT BE ENTITLED TO BENEFIT FROM ANY INCREASE IN NAV THAT THE FUND(S) MAY HAVE EXPERIENCED FROM THE TIME OF YOUR ORDER TO THE TIME OF ITS CANCELLATION. IN ADDITION, IF THE FUND(S) NAV DECREASES IN VALUE FROM THE TIME OF YOUR ORDER TO THE TIME OF ITS CANCELLATION, THE FUND(S) WILL HOLD YOU LIABLE FOR ANY LOSSES THAT IT INCURS AS A RESULT OF YOUR CANCELLED ORDER.

                                [GRAPHIC OMITTED]

74

SELLING FUND SHARES
--------------------------------------------------------------------------------

The Funds redeem their shares continuously and investors may sell their shares back to the Funds on any Business Day. You may redeem all or any portion of your Fund shares at the Funds' next determined NAV calculated after your redemption order is received in good order by the transfer agent. Redemption orders, like any other share transaction, are subject to the Funds' transaction cut-off times, and will be processed at the NAV next determined after your redemption order is received in good order by the transfer agent.

The Funds may suspend your right to redeem your shares during times when trading on the NYSE is suspended or restricted, or otherwise as permitted by the SEC. The Funds reserve the right to pay part of your redemption proceeds in liquid securities with a market value equal to the redemption price.

REDEMPTION PROCEDURES

You will ordinarily submit your transaction order through your financial intermediary or other securities dealers through which you opened your shareholder account or through Rydex directly. The Funds also offer you the option to send redemption orders to Rydex by:

--------------------------------------------------------------------------------
            Rydex Investments
   MAIL     Attn: Ops. Dept.
            9601 Blackwell Road, Suite 500
            Rockville, MD 20850
--------------------------------------------------------------------------------
            301.296.5103

   FAX      If you send your redemption order by fax, you must call Rydex Client
            Services at 800.820.0888 or 301.296.5406 to verify that your fax was received and when it will be processed.
--------------------------------------------------------------------------------
TELEPHONE   800.820.0888 or 301.296.5406 (not available for retirement accounts)
--------------------------------------------------------------------------------

Whether you transmit your redemption order by mail, fax or telephone, you must include the following information in your redemption order:

      o     your name

      o     your shareholder account number

      o     Fund name(s)

      o     dollar amount or number of shares you would like to sell

      o whether you want your sale proceeds sent to you by check, wire or ACH (a new alternate payee or new wire instructions may require a signature guarantee)

      o signature of account owner(s) (not required for telephone redemptions)

                                [GRAPHIC OMITTED]

                                                                   PROSPECTUS 75

You may only place a redemption order if you are the registered owner of the account or the registered owner has given Rydex written authorization to allow you to make redemptions from the account. You will receive a confirmation number for your redemption. Please retain it for your records.

DISTRIBUTIONS FROM QUALIFIED RETIREMENT ACCOUNTS

Distributions from your tax-qualified plan or individual retirement account
(IRA) may have adverse tax consequences to you. You should consult your tax adviser before redeeming shares and making distributions from your tax-qualified plan or IRA account. All requests for distributions of redemption proceeds from tax-qualified plan and IRA accounts must be in writing. All distributions from tax-qualified plans and IRAs are subject to tax withholding rules.

RECEIVING YOUR REDEMPTION PROCEEDS

Your redemption proceeds normally will be sent within seven days of the transfer agent receiving your request. For redemption orders that settle on federal bank holidays, your redemption proceeds will be sent on the next Business Day following the holiday. FOR INVESTMENTS MADE BY CHECK OR ACH (NOT WIRE PURCHASES), PAYMENT OF REDEMPTION PROCEEDS MAY BE DELAYED UNTIL THE TRANSFER AGENT IS REASONABLY SATISFIED THAT YOUR PURCHASE HAS CLEARED. IT MAY TAKE UP TO 15 DAYS FOR YOUR PURCHASE TO CLEAR.

All redemptions will be mailed to your address of record, sent electronically, via ACH, or wired to your bank account of record. You may request overnight mail service for an additional fee. If you request payment of redemption proceeds to a third party or to a location other than your address of record or bank account of record, your redemption request must be IN WRITING AND MUST INCLUDE A SIGNATURE GUARANTEE AND MAY NOT BE FAXED.

--------------------------------------------------------------------------------
SIGNATURE GUARANTEES

Signature guarantees help protect you and your account against fraud. You can obtain a signature guarantee at most banks and financial intermediaries. A notary public cannot provide a signature guarantee. You may not use fax to transmit a signature guarantee to the Funds.
--------------------------------------------------------------------------------

LOW BALANCE ACCOUNTS

To offset the administrative expense of servicing small accounts, the Funds may impose, without additional notice, an administrative fee of $15 per year during periods where your account balance falls below the account minimum requirements for any reason. The Funds may redeem your shares if the value of your account falls below the required minimum investment amount. However, the

                                [GRAPHIC OMITTED]

76

Funds will provide you with at least 30 days' written notice to allow you sufficient time to add to your account and avoid the redemption of your shares.

EXCHANGING FUND SHARES
--------------------------------------------------------------------------------


Unlike most mutual funds, the Funds offer unlimited exchange privileges with no minimum holding periods or transaction fees. An exchange is when you sell shares of one Rydex Fund and use the proceeds from that sale to purchase shares of another Rydex Fund. Investors may make exchanges on any Business Day of A-Class Shares or C-Class Shares of any Rydex Fund for A-Class Shares or C-Class Shares of any other Rydex Fund on the basis of the respective NAVs of the shares involved. An exchange of A-Class Shares of the U.S. Government Money Market Fund that have not previously been subject to a sales charge will be treated as an initial purchase of the other Fund, and applicable sales charges will apply. Exchange requests, like any other share transaction, will be processed at the NAV next determined after your exchange order is received in good order. Exchanges involving other Rydex Funds not included in this Prospectus may be subject to different transaction cut-off times. All exchange requests must be received by the Rydex Funds' transfer agent prior to the cut-off time of the Rydex Fund you are exchanging out of or the Rydex Fund you are exchanging into, whichever is earlier, to be processed at that Business Day's NAV. See "Exchanges with Other Rydex Funds" below for additional information. The exchange privilege may be modified or discontinued at any time.


EXCHANGE PROCEDURES

You will ordinarily submit your transaction order through your financial intermediary or other securities dealers through which you opened your shareholder account or through Rydex directly. The Funds also offer you the option to send exchange requests to Rydex by:

--------------------------------------------------------------------------------
            Rydex Investments
   MAIL     Attn: Ops. Dept.
            9601 Blackwell Road, Suite 500
            Rockville, MD 20850
--------------------------------------------------------------------------------
            301.296.5101

   FAX      If you send your exchange request by fax, you must call Rydex Client
            Services at 800.820.0888 to verify that your fax was received and when it will be processed.
--------------------------------------------------------------------------------
TELEPHONE   800.820.0888 OR 301.296.5406
--------------------------------------------------------------------------------
 INTERNET   Follow the directions on the Rydex web site -
            www.rydexinvestments.com
--------------------------------------------------------------------------------

                                [GRAPHIC OMITTED]

                                                                   PROSPECTUS 77

Whether you transmit your exchange request by mail, fax, telephone or internet, you must include the following information in your exchange request:

      o     your name

      o     your shareholder account number

      o Fund name(s) you are exchanging out of (selling) and Fund name(s) you are exchanging into (buying)

      o dollar amount, number of shares or percentage of Fund position involved in the exchange

      o signature of account owner(s) (not required for telephone or internet exchanges)

You may only place exchange orders if you are the registered owner of the account or the registered owner has given Rydex written authorization to allow you to trade the account. You will receive a confirmation number for your exchange. Please retain it for your records.

MINIMUM EXCHANGE AMOUNTS

The minimum amount for an exchange is either $1,000 or 100% of the Fund position from which the exchange is coming, whichever is less. If you are exchanging the minimum amount, you may not split the proceeds between multiple Rydex Funds. If you place exchange transactions in shares or in percentages, the minimum exchange amount still applies. This minimum may be waived for accounts that are part of an asset allocation strategy.

EXCHANGES WITH OTHER RYDEX FUNDS


On any Business Day, investors may make exchanges of A-Class Shares or C-Class Shares of the Funds for A-Class Shares or C-Class Shares of any Rydex Fund not offered in this Prospectus. WHILE MOST RYDEX FUNDS OFFER UNLIMITED EXCHANGE PRIVILEGES WITH NO MINIMUM HOLDING PERIODS OR TRANSACTION FEES, CERTAIN RYDEX FUNDS DO NOT ALLOW UNLIMITED TRADING. IF YOU ARE CONTEMPLATING AN EXCHANGE FOR SHARES OF ANY RYDEX FUND NOT OFFERED IN THIS PROSPECTUS, YOU SHOULD OBTAIN AND REVIEW THAT RYDEX FUND'S CURRENT PROSPECTUS BEFORE MAKING THE EXCHANGE. You can obtain a prospectus for any Rydex Fund not offered in this Prospectus by calling
800.820.0888 or 301.296.5406 or visiting the Rydex web site at www.rydexinvestments.com.

                                [GRAPHIC OMITTED]

78

RYDEX ACCOUNT POLICIES
--------------------------------------------------------------------------------

SHAREHOLDER IDENTIFICATION AND VERIFICATION

Federal regulations may require the Funds to obtain your name, your date of birth (for a natural person), your residential street address or principal place of business and your Social Security Number, Employer Identification Number or other government issued identification when you open an account. Additional information may be required in certain circumstances or to open accounts for corporations or other entities. The Funds may use this information to attempt to verify your identity. The Funds may not be able to establish an account if the necessary information is not received. The Funds may also place limits on account transactions while it is in the process of attempting to verify your identity. Additionally, if the Funds are unable to verify your identity after your account is established, the Funds may be required to redeem your shares and close your account.

Rydex provides accounts for U.S. citizens and resident aliens. We will not open a new account for any non-resident aliens (natural person or entity). If you are unsure of your status please consult your tax adviser. Non-resident aliens may hold Rydex Funds through a financial intermediary, subject to that financial intermediary's requirements.

Customer identification and verification is part of the Funds' overall obligation to deter money laundering under applicable law. The Funds have adopted an anti-money laundering compliance program designed to prevent the Funds from being used for money laundering or the financing of terrorist activities. In this regard, the Funds reserve the right to (i) refuse, cancel or rescind any purchase or exchange order, (ii) freeze any account and/or suspend account services or (iii) involuntarily close your account in cases of threatening conduct or suspected fraudulent or illegal activity. These actions will be taken when, in the sole discretion of Fund management, they are deemed to be in the best interests of the Funds or in cases when the Funds are requested or compelled to do so by governmental or law enforcement authority. If your account is closed at the request of governmental or law enforcement authority, you may not receive proceeds of the redemption if the Funds are required to withhold such proceeds.

CHANGES TO YOUR ACCOUNT

For information on what is required to make changes and/or additions to your account and to obtain the appropriate forms, please visit the Rydex web site at www.rydexinvestments.com or call 800.820.0888 or 301.296.5406. If you own shares that are registered in your intermediary's name, and you want to transfer the registration to another intermediary or want the shares registered in your name, then you should contact your intermediary for instructions on how to make this change.

                                [GRAPHIC OMITTED]

                                                                   PROSPECTUS 79

TRANSACTIONS OVER TELEPHONE OR INTERNET

Internet and telephone transactions are extremely convenient, but are not risk free. To ensure that your internet and telephone transactions are safe, secure, and as risk-free as possible, the Rydex Funds have instituted certain safeguards and procedures for determining the identity of web site users (including the use of secure passwords and 128-bit encryption technology) and telephone callers and authenticity of instructions. As a result, neither the Funds nor their transfer agent will be responsible for any loss, liability, cost, or expense for following internet, telephone or wire instructions they reasonably believe to be genuine. If you or your intermediaries make exchange requests by telephone or internet, you will generally bear the risk of any loss. Neither the Funds, nor their transfer agent, are responsible for internet transactions that are not received.

During periods of unusually high market activity or other times, it may be difficult to reach Rydex by telephone or access our internet site. Rydex and its affiliates will not be liable for any losses resulting from a cause over which Rydex or its affiliates do not have direct control, including but not limited to the failure of electronic or mechanical equipment or communication lines, telephone or other interconnect problems (E.G., if you are unable to access your online service provider), input errors on the internet, severe weather, facilities emergencies, earthquakes, floods and strikes or other labor problems. If you are not able to reach Rydex by your regular medium, consider sending written instructions.

STATEMENTS & CONFIRMATIONS

You will receive statements and trade confirmations of your investment transactions. You may elect to suppress trade confirmations by requesting this option in writing or via the internet. You may choose to receive your confirmations and/or statements either by mail or electronically.


DELIVERY SERVICES

eDelivery offers shareholders the convenience of receiving most communications (such as trade confirmations, statements, prospectuses and shareholder reports, etc.) from the Funds through the web via email notification. For more information on eDelivery, please visit the Rydex web site at www.rydexinvestments.com. The Funds reserve the right to discontinue your eDelivery service if two (2) or more e-mail notices are returned as undeliverable.

RYDEX EXPRESS LINE - 1(800) 717-7776

You may access information about the Rydex Funds and your Rydex account anytime with the Rydex Express Line. This automated line gives you telephone access to Rydex Fund information including NAVs, daily factors, fund assets and distributions as well as balance and history information on your Rydex account.

                                [GRAPHIC OMITTED]

80

SERVICE AND OTHER FEES

Rydex may charge the following administrative fees on accounts held directly through the Funds' transfer agent for services associated with the following:

      o     $15 for wire transfers of redemption proceeds under $5,000

      o     $50 on purchase checks returned for insufficient funds

      o $25 to stop payment of a redemption check within 10 Business Days of the settlement date

      o $15 for standard overnight packages (fee may be higher for special delivery options)

      o     $25 for bounced draft checks or ACH transactions

      o     $15 per year for low balance accounts

      o The Funds reserve the right, upon notice, to charge you a fee to cover the costs of special requests for information that require extensive research or employee resources. Such requests could include a request for historical account transcripts or the retrieval of a significant number of documents.

Rydex reserves the right to change any of these fees or add additional service fees at any time.


RETIREMENT ACCOUNT FEES

Certain retirement plans such as IRA, SEP, Roth IRA and 403(b) accounts are charged an annual $15 maintenance fee. Upon liquidating your retirement account, a $15 account-closing fee (and any unpaid annual maintenance fee) will be deducted from the proceeds of your redemption. You may pay the annual maintenance fee at any time during the calendar year by sending Rydex a check. If the annual maintenance fee is not paid separately prior to December, it will be deducted from your account.


ACCOUNT FEE WAIVERS

Certain fees may be waived for accounts with balances equal to or greater than $250,000 at the time the fee is charged. The fees that may be waived are the Annual maintenance fee and account-closing fee for retirement accounts and the fee for wires less than $5,000.


FREQUENT PURCHASES AND REDEMPTIONS OF FUND SHARES

Because the Funds are designed and operated to accommodate frequent trading by shareholders and, unlike most mutual funds, offer unlimited exchange privileges with no minimum holding periods or transaction fees, the Funds' Board of Trustees has not adopted policies and procedures designed to prevent market timing or to monitor for frequent purchases and redemptions of Fund shares. A

                                [GRAPHIC OMITTED]

                                                                   PROSPECTUS 81

significant portion of the assets of the Funds come from investors who take part in certain strategic and tactical asset allocation programs. The Funds anticipate that investors who take part in these programs may frequently redeem or exchange shares of the Funds, which may cause the Funds to experience high portfolio turnover. Higher portfolio turnover may result in the Funds paying higher levels of transaction costs and generating greater tax liabilities for shareholders. In addition, large movements of assets into and out of the Funds may negatively impact a Fund's ability to achieve its investment objective.

RIGHTS RESERVED BY THE FUNDS

The Funds reserve the right to close your account in cases of suspected fraudulent or illegal activity in accordance with applicable law. This action may be taken when, in the sole discretion of Fund management, it is deemed to be in the best interests of the Funds or in cases where the Funds are requested or compelled to do so by applicable law. If your account is closed at the request of governmental or law enforcement authority or pursuant to applicable law, you may not receive proceeds of the redemption if the Funds are required to withhold such proceeds.

DISTRIBUTION AND SHAREHOLDER SERVICES
--------------------------------------------------------------------------------

A-CLASS SHARES

The Funds have adopted a Distribution Plan applicable to A-Class Shares that allows the Funds to pay distribution fees to the Distributor and other firms that provide distribution services ("Service Providers"). The Funds will pay distribution fees to the Distributor at an annual rate not to exceed 0.25% of average daily net assets, pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended. The Distributor generally will, in turn, pay the Service Provider out of its fees. Because the Funds pay these fees out of assets on an ongoing basis, over time these fees may cost you more than other types of sales charges and will increase the cost of your investment.

C-CLASS SHARES


The Funds have adopted a Distribution and Shareholder Services Plan pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended, applicable to C-Class Shares that allows the Funds to pay annual distribution and service fees of 1.00% of the Funds' average daily net assets. The annual 0.75% distribution fee reimburses the Distributor for paying your intermediary a sales commission. The annual 0.25% service fee compensates your intermediary for providing on-going services to you. The Distributor advances the first year's distribution and service fees, and retains the distribution and service fees on

                                [GRAPHIC OMITTED]

82

accounts with no authorized intermediary of record. Because the Funds pay these fees out of assets on an ongoing basis, over time these fees may cost you more than other types of sales charges and will increase the cost of your investment.


COMPENSATION TO DEALERS

The Advisor, at its expense, may provide compensation to financial intermediaries for the sale of Fund shares. These payments may be made, at the discretion of the Advisor, to certain dealers who have sold shares of the Rydex Funds. The level of payments made to dealers will generally vary, but may be significant. These payments may provide an incentive for dealers to sell shares of the Rydex Funds and promote the retention of their customer's assets in the Funds. Any payments described above will not change the price paid by investors for the purchase of the applicable Rydex Fund's shares or the amount that any particular Rydex Fund will receive as proceeds from such sales. The Advisor determines the extent of such payments in its sole discretion in response to requests from dealer firms, based on factors it deems relevant, such as the dealer's sales, assets, share class utilized and the quality of the dealer's relationship with the Advisor. The Advisor periodically determines the advisability of continuing these payments. The Advisor may also pay expenses associated with meetings that facilitate educating financial advisers and shareholders about the Rydex Funds that are conducted by dealers.

DIVIDENDS AND DISTRIBUTIONS
--------------------------------------------------------------------------------

TIMING OF PAYMENTS

Income dividends, if any, are paid at least annually by each of the Funds, except the U.S. Government Money Market Fund, which declares dividends daily and pays them monthly or upon redemption. If you own Fund shares on a Fund's record date, you will be entitled to receive the dividend. The Funds may declare and pay dividends on the same date. The Funds make distributions of capital gains, if any, at least annually. The Funds, however, may declare a special capital gains distribution if the Board of Trustees believes that such a distribution would be in the best interests of the shareholders of a Fund.

DIVIDEND PAYMENT OPTIONS

Dividends and distributions will be paid in the form of additional Fund shares unless you have elected to receive payment in cash. If you did not elect to receive cash payments of dividends and distributions on your application, you must notify the Funds in writing to change your election prior to the date of the next distribution. Your election will become effective for dividends paid after the Funds receive your written notice. To cancel your election, simply send written notice to the Funds. Dividends and distributions with values of $10 or less may be automatically reinvested.

                                [GRAPHIC OMITTED]

                                                                   PROSPECTUS 83

TAX INFORMATION
--------------------------------------------------------------------------------

The following is a summary of some important tax issues that affect the Funds and their shareholders. The summary is based on current tax laws, which may be changed by legislative, judicial or administrative action. You should not consider this summary to be a detailed explanation of the tax treatment of the Funds, or the tax consequences of an investment in the Funds. MORE INFORMATION ABOUT TAXES IS LOCATED IN THE SAI. YOU ARE URGED TO CONSULT YOUR TAX ADVISER REGARDING SPECIFIC QUESTIONS AS TO FEDERAL, STATE AND LOCAL INCOME TAXES.

TAX STATUS OF EACH FUND

Each Fund is treated as a separate entity for federal tax purposes, and intends to qualify for the special tax treatment afforded to regulated investment companies. As long as a Fund qualifies as a regulated investment company, it pays no federal income tax on the earnings it distributes to shareholders.


TAX STATUS OF DISTRIBUTIONS

      o Each Fund will, at least annually, distribute substantially all of its net investment income and net capital gains income.

      o The income dividends and short-term capital gains distributions you receive from the Funds will be taxed as either ordinary income or qualified dividend income. Dividends that are qualified dividend income are eligible for the reduced maximum rate to individuals of 15% (5% for individuals in lower tax brackets) to the extent that the Fund receives qualified dividend income. The U.S. Government Money Market Fund expects to make primarily distributions that will not be treated as qualified dividend income.

      o Any long-term capital gains distributions you receive from a Fund are taxable as long-term capital gains regardless of how long you have owned your shares. Long-term capital gains are currently taxed at a maximum rate of 15%.

      o Absent further legislation, the maximum 15% tax rate on qualified dividend income and long-term capital gains will cease to apply to taxable years beginning after December 31, 2010.

      o Dividends and distributions are generally taxable to you whether you receive them in cash or in additional shares.

      o Corporate shareholders may be entitled to a dividends-received deduction for the portion of dividends they receive that are attributable to dividends received by a Fund from U.S. corporations, subject to certain limitations.

                                [GRAPHIC OMITTED]

84

      o Long-term capital gains distributions will result from gains on the sale or exchange of capital assets held by a Fund for more than one year.

      o Distributions paid in January but declared by a Fund in October, November or December of the previous year may be taxable to you in the previous year.

      o A Fund will inform you of the amount of your ordinary income dividends, qualified dividend income, and long-term capital gain distributions shortly after the close of each calendar year.

      o If you hold your shares in a tax-qualified retirement account, you generally will not be subject to federal taxation on Fund distributions until you begin receiving distributions from your retirement account. You should consult your tax adviser regarding the tax rules that apply to your retirement account.


TAX STATUS OF SHARE TRANSACTIONS

EACH SALE, EXCHANGE, OR REDEMPTION OF FUND SHARES MAY BE A TAXABLE EVENT TO YOU. For tax purposes, an exchange of Fund shares for shares of a different Rydex Fund is treated the same as a sale. You should consider the tax consequences of any redemption or exchange before making such a request, especially with respect to redemptions if you invest in the Funds through a tax-qualified retirement plan.

STATE TAX CONSIDERATIONS

A Fund is not liable for any income or franchise tax in Delaware as long as it qualifies as a regulated investment company for federal income tax purposes. In addition to federal taxes, distributions by the Funds and ownership of Fund shares may be subject to state and local taxes. You should consult your tax adviser regarding how state and local tax laws affect your investment in Fund shares.

MANAGEMENT OF THE FUNDS
--------------------------------------------------------------------------------

INVESTMENT ADVISOR


Rydex Investments is located at 9601 Blackwell Road, Suite 500, Rockville, Maryland 20850, and serves as investment adviser of the Funds. The Advisor has served as the investment adviser of the Rydex Funds since each Rydex Fund's inception, and also serves as sub-adviser to several other mutual funds.

The Advisor makes investment decisions for the assets of the Funds and continuously reviews, supervises, and administers each Fund's investment program. The Board of Trustees of the Trust supervises the Advisor and establishes policies that the Advisor must follow in its day-to-day management activities.

                                [GRAPHIC OMITTED]

                                                                   PROSPECTUS 85

Pursuant to an investment advisory agreement between the Trust and the Advisor, the Funds paid the Advisor a fee for the fiscal year ended March 31, 2007 at an annualized rate based on the average daily net assets of each Fund, as set forth below:

                                                                        ADVISORY
FUND                                                                       FEE
--------------------------------------------------------------------------------
BANKING .............................................................     0.85%
BASIC MATERIALS .....................................................     0.85%
BIOTECHNOLOGY .......................................................     0.85%
CONSUMER PRODUCTS ...................................................     0.85%
ELECTRONICS .........................................................     0.85%
ENERGY ..............................................................     0.85%
ENERGY SERVICES .....................................................     0.85%
FINANCIAL SERVICES ..................................................     0.85%
HEALTH CARE .........................................................     0.85%
INTERNET ............................................................     0.85%
LEISURE .............................................................     0.85%
PRECIOUS METALS .....................................................     0.75%
RETAILING ...........................................................     0.85%
TECHNOLOGY ..........................................................     0.85%
TELECOMMUNICATIONS ..................................................     0.85%
TRANSPORTATION ......................................................     0.85%
UTILITIES ...........................................................     0.85%
U.S. GOVERNMENT MONEY MARKET ........................................     0.50%

The Advisor bears all of its own costs associated with providing these advisory services and the expenses of the members of the Board of Trustees who are affiliated with the Advisor. The Advisor may make payments from its own resources to broker-dealers and other financial institutions in connection with the sale of Fund shares.

A discussion regarding the basis for the Board's August 2006 approval of the Funds' investment advisory agreement is available in the Funds' September 30, 2006 Semi-Annual Report to Shareholders, which covers the period April 1, 2006 to September 30, 2006. A discussion regarding the basis for the Board's August 2007 approval of the Funds' investment advisory agreement will be available in the Funds' September 30, 2007 Semi-Annual Report to Shareholders, which covers the period April 1, 2007 to September 30, 2007.

                                [GRAPHIC OMITTED]

86

PORTFOLIO MANAGEMENT


Mike Byrum, President and Chief Investment Officer ("CIO") of Rydex Investments, leads the Portfolio Department. Mr. Byrum's senior management team, called the Investment Leadership Team ("ILT"), consists of five investment professionals that are responsible for overseeing different functions within the Portfolio Department. Those members include Michael Dellapa as the Director of Research, Douglas Holmes as the Strategic Advisor, James King as the Director of Portfolio Management, David Reilly as the head of Portfolio Strategies, and Stephen Sachs as the Director of Trading. The role of the ILT is to set the overall policies of the Portfolio Department with respect to investment strategies and business development. The remainder of the Portfolio Department reports to the members of the ILT, and consists of a team of approximately 16 investment professionals that focus on research, trading, and implementing the portfolios.

On a day-to-day basis the following three individuals are jointly and primarily responsible for the management of the Funds.

MICHAEL P. BYRUM, CFA, President and CIO of Rydex Investments - As the CIO, Mr. Byrum has ultimate responsibility of the management of the Funds. He has been associated with Rydex Investments since the Advisor was founded in 1993. Mr. Byrum was named the President of Rydex Investments in 2004 and has served as Chief Investment Officer of Rydex Investments since 2000. During this time, he has played a key role in the development of the firm's investment strategies and product offerings. As Senior Portfolio Manager, Mr. Byrum was instrumental in the launch of the OTC, Precious Metals, Government Long Bond 1.2x Strategy, Inverse Government Long Bond Strategy, Inverse S&P 500 Strategy and Inverse OTC Strategy Funds, and helped to create the Sector Funds, all of which are offered in a separate prospectus. He was named Vice President of Portfolio for Rydex Investments in 1998, and Executive Vice President in 2000. Prior to joining Rydex Investments, Mr. Byrum worked for Money Management Associates, the investment adviser for Rushmore Funds, Inc. He holds a degree in finance from Miami University of Ohio and is a member of the CFA Institute and the Washington Society of Investment Analysts. Mr. Byrum has co-managed each Fund since its inception.

JAMES R. KING, CFA, Director of Portfolio Management - Mr. King is responsible for a team of portfolio managers who manage all of the Rydex Funds. He joined Rydex Investments in 1996 and was promoted to assistant portfolio manager in 1997. In 1998, he became a portfolio manager and was promoted in 2001 to senior portfolio manager and currently serves as director of portfolio management. Prior to joining Rydex Investments, Mr. King worked as a registered representative at DMG Securities. He holds a degree in finance from the

                                [GRAPHIC OMITTED]

                                                                   PROSPECTUS 87

University of Maryland. Mr. King has co-managed each Fund since its inception, except for the Precious Metals Fund, which he has co-managed since he was promoted to assistant portfolio manager in 1997.

MICHAEL J. DELLAPA, CFA, Director of Investment Research - Mr. Dellapa joined Rydex Investments in 2000 as a Research Analyst and was promoted to portfolio manager in 2003. During his tenure as a portfolio manager, he had direct oversight for the Russell 2000(R) 1.5x Strategy, Healthcare, Biotechnology, and Consumer Products Funds, all of which are offered in a separate prospectus. In 2005, Mr. Dellapa became Director of Investment Research. Since joining Rydex Investments, Mr. Dellapa has played a key role in developing research processes and systems to enhance current funds and develop new investment products. Prior to joining Rydex Investments, he worked as an equity analyst for Invista Capital and systems analyst for Accenture. He holds an engineering degree from the University of Maryland and MBA from the University of Chicago. Previously, he was owner/consultant of Dellapa Consulting Inc. as well as a senior consultant and an analyst at Andersen Consulting. Mr.Dellapa has co-managed each Fund since September 2005.

Mr. Dellapa oversees the research and creation of the processes used to select investments. Mr. King oversees the day-to-day details of the portfolio management of all of the Rydex Funds. Mr. Byrum generally oversees all aspects of the management of all the Rydex Funds and reviews the activities of Messrs. King and Dellapa, as well as other aspects of the investment management portfolio department.

Additional information about the portfolio managers' compensation, other accounts managed by the portfolio managers, and the portfolio managers' ownership of securities in the Funds is available in the SAI.

                               [GRAPHIC OMITTED]

88


FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

The financial highlights tables are intended to help you understand the Funds' financial performance for the past 5 years (or, if shorter, the period of operations of the Funds' A-Class Shares or C-Class Shares). Certain information reflects financial results for a single share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in a Fund (assuming reinvestment of all dividends and distributions). The information provided below for the period ending March 31, 2007 has been audited by Ernst &

                                                                 NET INCREASE
                                               NET REALIZED       (DECREASE)
                     NET ASSET      NET            AND           IN NET ASSET    DISTRIBUTIONS   DISTRIBUTIONS
                      VALUE,     INVESTMENT     UNREALIZED     VALUE RESULTING     FROM NET        FROM NET
                     BEGINNING     INCOME     GAINS (LOSSES)        FROM          INVESTMENT       REALIZED
YEAR ENDED           OF PERIOD    (LOSS)+     ON INVESTMENTS      OPERATIONS        INCOME          GAINS
---------------------------------------------------------------------------------------------------------------
BANKING FUND A-CLASS
   MARCH 31, 2007     $10.34       $ .17          $  .04           $ .21            $ (.08)          $ --
   March 31, 2006       9.72         .14             .64             .78              (.16)            --
   March 31, 2005*     10.06         .06            (.14)           (.08)             (.26)            --

BANKING FUND C-CLASS
   MARCH 31, 2007      10.20         .07             .08             .15              (.08)            --
   March 31, 2006       9.66         .06             .64             .70              (.16)            --
   March 31, 2005       9.87         .04             .01             .05              (.26)            --
   March 31, 2004       7.12         .04            2.79            2.83              (.08)            --
   March 31, 2003       8.54         .02           (1.23)          (1.21)             (.21)            --

BASIC MATERIALS FUND A-CLASS
   MARCH 31, 2007      34.19         .33            6.70            7.03              (.30)            --
   March 31, 2006      29.84         .29            4.25            4.54              (.19)            --
   March 31, 2005*     25.80         .07            3.97            4.04                --             --

BASIC MATERIALS FUND C-CLASS
   MARCH 31, 2007      33.48         .04            6.54            6.58              (.30)            --
   March 31, 2006      29.44         .03            4.20            4.23              (.19)            --
   March 31, 2005      24.68        (.12)           4.88            4.76                --             --
   March 31, 2004      16.86        (.14)           8.09            7.95              (.13)            --
   March 31, 2003++    24.03        (.06)          (7.08)          (7.14)             (.03)            --

BIOTECHNOLOGY FUND A-CLASS
   MARCH 31, 2007      22.50        (.31)          (1.89)          (2.20)               --             --
   March 31, 2006      16.93        (.33)           5.90            5.57                --             --
   March 31, 2005*     17.89        (.16)           (.80)           (.96)               --             --

BIOTECHNOLOGY FUND C-CLASS
   MARCH 31, 2007      22.27        (.46)          (1.86)          (2.32)               --             --
   March 31, 2006      16.87        (.47)           5.87            5.40                --             --
   March 31, 2005      19.92        (.42)          (2.63)          (3.05)               --             --
   March 31, 2004      13.47        (.43)           6.88            6.45                --             --
   March 31, 2003      20.66        (.33)          (6.86)          (7.19)               --             --

CONSUMER PRODUCTS FUND A-CLASS
   MARCH 31, 2007      30.07         .42            4.47            4.89              (.06)            --
   March 31, 2006      29.69         .18             .62             .80              (.42)            --
   March 31, 2005*     27.42         .06            2.22            2.28              (.01)            --

  * SINCE THE COMMENCEMENT OF OPERATIONS: SEPTEMBER 1, 2004 -- BANKING FUND A-CLASS, BASIC MATERIALS FUND A-CLASS, BIOTECHNOLOGY FUND A-CLASS AND CONSUMER PRODUCTS FUND A-CLASS.

 **   ANNUALIZED

  +   CALCULATED USING THE AVERAGE DAILY SHARES OUTSTANDING FOR THE YEAR.

                               [GRAPHIC OMITTED]

                                                                   PROSPECTUS 89

Young LLP, whose report, along with the financial statements and related notes, appear in the Funds' 2007 Annual Report. The information for each of the periods through March 31, 2006 was audited by a predecessor independent registered public accounting firm. The 2007 Annual Report is available by telephoning the transfer agent at 800.820.0888 or 301.296.5100. The 2007 Annual Report is incorporated by reference in the SAI.

                                                                             RATIOS TO
                                                                        AVERAGE NET ASSETS:
                                                                      ----------------------
                                          NET         NET                                                       NET ASSETS,
                                       INCREASE      ASSET                                NET                     END OF
                                      (DECREASE)     VALUE,      TOTAL                 INVESTMENT   PORTFOLIO     PERIOD
                         TOTAL       IN NET ASSET    END OF   INVESTMENT     TOTAL       INCOME     TURNOVER      (000'S
YEAR ENDED           DISTRIBUTIONS       VALUE       PERIOD    RETURN+++   EXPENSES      (LOSS)       RATE        OMITTED)
----------------------------------------------------------------------------------------------------------------------------
BANKING FUND A-CLASS
   MARCH 31, 2007       $ (.08)          $ .13       $10.47      1.96%       1.62%       1.54%         954%        $ 187
   March 31, 2006         (.16)            .62        10.34      8.07%       1.62%       1.40%       1,834%           97
   March 31, 2005*        (.26)           (.34)        9.72     (0.95)%      1.57%**     1.03%**     1,692%           15

BANKING FUND C-CLASS
   MARCH 31, 2007         (.08)            .07        10.27      1.40%       2.37%       0.63%         954%        3,180
   March 31, 2006         (.16)            .54        10.20      7.29%       2.35%       0.59%       1,834%          673
   March 31, 2005         (.26)           (.21)        9.66      0.35%       2.34%       0.43%       1,692%          867
   March 31, 2004         (.08)           2.75         9.87     39.76%       2.37%       0.41%       1,435%        1,829
   March 31, 2003         (.21)          (1.42)        7.12    (14.35)%      2.38%       0.23%       1,495%           76

BASIC MATERIALS FUND A-CLASS
   MARCH 31, 2007         (.30)           6.73        40.92     20.65%       1.62%       0.92%         442%        2,076
   March 31, 2006         (.19)           4.35        34.19     15.29%       1.63%       0.97%         826%          659
   March 31, 2005*          --            4.04        29.84     15.66%       1.55%**     0.44%**       891%          210

BASIC MATERIALS FUND C-CLASS
   MARCH 31, 2007         (.30)           6.28        39.76     19.74%       2.37%       0.11%         442%        7,017
   March 31, 2006         (.19)           4.04        33.48     14.44%       2.36%       0.11%         826%        6,041
   March 31, 2005           --            4.76        29.44     19.29%       2.32%      (0.43)%        891%        7,421
   March 31, 2004         (.13)           7.82        24.68     47.25%       2.38%      (0.62)%      1,669%        5,311
   March 31, 2003++       (.03)          (7.17)       16.86    (29.72)%      2.39%      (0.23)%      1,943%          294

BIOTECHNOLOGY FUND A-CLASS
   MARCH 31, 2007           --           (2.20)       20.30     (9.78)%      1.62%      (1.50)%        269%          849
   March 31, 2006           --            5.57        22.50     32.90%       1.63%      (1.52)%        338%        5,087
   March 31, 2005*          --            (.96)       16.93     (5.37)%      1.53%**    (1.47)%**      585%           74

BIOTECHNOLOGY FUND C-CLASS
   MARCH 31, 2007           --           (2.32)       19.95    (10.42)%      2.36%      (2.23)%        269%        2,678
   March 31, 2006           --            5.40        22.27     32.01%       2.36%      (2.27)%        338%        7,786
   March 31, 2005           --           (3.05)       16.87    (15.31)%      2.33%      (2.23)%        585%        2,625
   March 31, 2004           --            6.45        19.92     47.88%       2.36%      (2.32)%        548%        3,567
   March 31, 2003           --           (7.19)       13.47    (34.80)%      2.38%      (2.30)%        477%        1,667

CONSUMER PRODUCTS FUND A-CLASS
   MARCH 31, 2007         (.06)           4.83        34.90     16.27%       1.61%       1.30%         455%        3,935
   March 31, 2006         (.42)            .38        30.07      2.71%       1.60%       0.62%         813%        1,475
   March 31, 2005*        (.01)           2.27        29.69      8.33%       1.56%**     0.42%**       907%          463

 ++ PER SHARE AMOUNTS FOR THE YEAR ENDED MARCH 31, 2003 HAVE BEEN RESTATED TO REFLECT A 1:3 REVERSE STOCK SPLIT EFFECTIVE APRIL 21, 2003.

+++ TOTAL INVESTMENT RETURN DOES NOT REFLECT THE IMPACT OF ANY APPLICABLE SALES CHARGES AND HAS NOT BEEN ANNUALIZED.

                                [GRAPHIC OMITTED]

90

FINANCIAL HIGHLIGHTS (CONTINUED)
--------------------------------------------------------------------------------

                                                                           NET INCREASE
                                                           NET REALIZED      (DECREASE)
                                 NET ASSET      NET            AND          IN NET ASSET      DISTRIBUTIONS   DISTRIBUTIONS
                                   VALUE,    INVESTMENT     UNREALIZED     VALUE RESULTING      FROM NET        FROM NET
                                 BEGINNING     INCOME     GAINS (LOSSES)       FROM            INVESTMENT       REALIZED
YEAR ENDED                       OF PERIOD    (LOSS)+     ON INVESTMENTS     OPERATIONS          INCOME          GAINS
---------------------------------------------------------------------------------------------------------------------------
CONSUMER PRODUCTS FUND C-CLASS
   MARCH 31, 2007                 $29.55       $ .20         $ 4.35           $ 4.55              $(.06)         $  --
   March 31, 2006                  29.53        (.03)           .47              .44               (.42)            --
   March 31, 2005                  27.92        (.13)          1.75             1.62               (.01)            --
   March 31, 2004                  20.52        (.20)          7.65             7.45               (.05)            --
   March 31, 2003++                24.93        (.09)         (4.20)           (4.29)              (.12)            --

ELECTRONICS FUND A-CLASS
   MARCH 31, 2007                  13.03        (.11)          (.93)           (1.04)                --             --
   March 31, 2006                   9.96        (.14)          3.21             3.07                 --             --
   March 31, 2005*                  9.22        (.07)           .81              .74                 --             --

ELECTRONICS FUND C-CLASS
   MARCH 31, 2007                  12.86        (.20)          (.93)           (1.13)                --             --
   March 31, 2006                   9.90        (.21)          3.17             2.96                 --             --
   March 31, 2005                  13.00        (.20)         (2.90)           (3.10)                --             --
   March 31, 2004                   7.91        (.27)          5.36             5.09                 --             --
   March 31, 2003                  16.82        (.22)         (8.69)           (8.91)                --             --

ENERGY FUND A-CLASS
   MARCH 31, 2007                  21.04        (.06)          1.87             1.81                 --           (.41)
   March 31, 2006                  16.68        (.05)          4.89             4.84               (.03)          (.45)
   March 31, 2005*                 12.79         .02           3.88             3.90               (.01)            --

ENERGY FUND C-CLASS
   MARCH 31, 2007                  20.62        (.21)          1.81             1.60                 --           (.41)
   March 31, 2006                  16.47        (.16)          4.79             4.63               (.03)          (.45)
   March 31, 2005                  11.60        (.08)          4.96             4.88               (.01)            --
   March 31, 2004                   8.63        (.12)          3.12             3.00               (.03)            --
   March 31, 2003                  11.14        (.07)         (2.43)           (2.50)              (.01)            --

ENERGY SERVICES FUND A-CLASS
   MARCH 31, 2007                  43.67        (.41)          2.64             2.23                 --             --
   March 31, 2006                  29.25        (.39)         14.81            14.42                 --             --
   March 31, 2005*                 23.18        (.18)          6.25             6.07                 --             --

ENERGY SERVICES FUND C-CLASS
   MARCH 31, 2007                  42.92        (.74)          2.61             1.87                 --             --
   March 31, 2006                  28.98        (.65)         14.59            13.94                 --             --
   March 31, 2005                  21.12        (.45)          8.31             7.86                 --             --
   March 31, 2004                  17.04        (.35)          4.43             4.08                 --             --
   March 31, 2003++                22.23        (.30)         (4.89)           (5.19)                --             --

 * SINCE THE COMMENCEMENT OF OPERATIONS: SEPTEMBER 1, 2004 -- ELECTRONICS FUND A-CLASS, ENERGY FUND A-CLASS AND ENERGY SERVICES FUND A-CLASS.

**    ANNUALIZED

 +    CALCULATED USING THE AVERAGE DAILY SHARES OUTSTANDING FOR THE YEAR.

                                [GRAPHIC OMITTED]

                                                                   PROSPECTUS 91

                                                                                            RATIOS TO
                                                                                       AVERAGE NET ASSETS:
                                                                                 ------------------------------
                                                                                                                              NET
                                                   NET        NET                                                            ASSETS,
                                                 INCREASE    ASSET                                      NET                  END OF
                                                (DECREASE)   VALUE,    TOTAL                         INVESTMENT  PORTFOLIO   PERIOD
                                    TOTAL      IN NET ASSET  END OF  INVESTMENT   TOTAL      NET       INCOME    TURNOVER    (000'S
YEAR ENDED                      DISTRIBUTIONS     VALUE      PERIOD   RETURN+++  EXPENSES  EXPENSES    (LOSS)      RATE     OMITTED)
------------------------------------------------------------------------------------------------------------------------------------
CONSUMER PRODUCTS FUND C-CLASS
   MARCH 31, 2007                  $(.06)       $  4.49      $34.04    15.41%     2.36%     2.36%      0.62%        455%    $  5,472
   March 31, 2006                   (.42)           .02       29.55     1.50%     2.33%     2.33%     (0.11)%       813%       1,340
   March 31, 2005                   (.01)          1.61       29.53     5.82%     2.31%     2.31%     (0.44)%       907%       8,048
   March 31, 2004                   (.05)          7.40       27.92    36.36%     2.37%     2.37%     (0.79)%       914%       4,259
   March 31, 2003++                 (.12)         (4.41)      20.52   (17.20)%    2.39%     2.39%     (0.35)%     1,205%         196

ELECTRONICS FUND A-CLASS
   MARCH 31, 2007                     --          (1.04)      11.99    (7.98)%    1.63%     1.63%     (0.94)%       759%         130
   March 31, 2006                     --           3.07       13.03    30.82%     1.64%     1.64%     (1.18)%       911%       1,253
   March 31, 2005*                    --            .74        9.96     8.03%     1.59%**   1.59%**   (1.21)%**   1,106%           1

ELECTRONICS FUND C-CLASS
   MARCH 31, 2007                     --          (1.13)      11.73    (8.79)%    2.36%     2.36%     (1.72)%       759%       2,876
   March 31, 2006                     --           2.96       12.86    29.90%     2.36%     2.36%     (1.91)%       911%       5,015
   March 31, 2005                     --          (3.10)       9.90    23.85)%    2.33%     2.33%     (1.86)%     1,106%       2,119
   March 31, 2004                     --           5.09       13.00    64.35%     2.36%     2.36%     (2.20)%     1,359%       1,111
   March 31, 2003                     --          (8.91)       7.91   (52.97)%    2.39%     2.39%     (2.21)%     2,413%         940

ENERGY FUND A-CLASS
   MARCH 31, 2007                   (.41)          1.40       22.44     8.62%     1.61%     1.61%     (0.29)%       283%       3,307
   March 31, 2006                   (.48)          4.36       21.04    29.18%     1.61%     1.60%     (0.25)%       415%       3,210
   March 31, 2005*                  (.01)          3.89       16.68    30.46%     1.45%**   1.45%**    0.19%**      546%         744

ENERGY FUND C-CLASS
   MARCH 31, 2007                   (.41)          1.19       21.81     7.77%     2.36%     2.36%     (1.00)%       283%      18,624
   March 31, 2006                   (.48)          4.15       20.62    28.27%     2.35%     2.35%     (0.88)%       415%      23,734
   March 31, 2005                   (.01)          4.87       16.47    42.03%     2.33%     2.33%     (0.61)%       546%      17,993
   March 31, 2004                   (.03)          2.97       11.60    34.86%     2.36%     2.36%     (1.08)%       913%       6,571
   March 31, 2003                   (.01)         (2.51)       8.63   (22.48)%    2.38%     2.38%     (0.81)%     1,362%       1,471

ENERGY SERVICES FUND A-CLASS
   MARCH 31, 2007                     --           2.23       45.90     5.11%     1.61%     1.61%     (0.97)%       196%       6,151
   March 31, 2006                     --          14.42       43.67    49.30%     1.63%     1.63%     (1.00)%       324%       6,569
   March 31, 2005*                    --           6.07       29.25    26.19%     1.53%**   1.53%**   (1.13)%**     501%         313

ENERGY SERVICES FUND C-CLASS
   MARCH 31, 2007                     --           1.87       44.79     4.36%     2.36%     2.36%     (1.77)%       196%      24,500
   March 31, 2006                     --          13.94       42.92    48.10%     2.36%     2.36%     (1.82)%       324%      27,542
   March 31, 2005                     --           7.86       28.98    37.22%     2.31%     2.31%     (1.84)%       501%      11,529
   March 31, 2004                     --           4.08       21.12    23.94%     2.37%     2.37%     (1.86)%     1,009%       2,833
   March 31, 2003++                   --          (5.19)      17.04   (23.35)%    2.39%     2.39%     (1.60)%       971%         651

 ++ PER SHARE AMOUNTS FOR THE YEAR ENDED MARCH 31, 2003 HAVE BEEN RESTATED TO REFLECT A 1:3 REVERSE STOCK SPLIT EFFECTIVE APRIL 21, 2003.

+++ TOTAL INVESTMENT RETURN DOES NOT REFLECT THE IMPACT OF ANY APPLICABLE SALES CHARGES AND HAS NOT BEEN ANNUALIZED.

                                [GRAPHIC OMITTED]

92

FINANCIAL HIGHLIGHTS (CONTINUED)
--------------------------------------------------------------------------------

                                                                            NET INCREASE
                                                           NET REALIZED      (DECREASE)
                                 NET ASSET      NET            AND          IN NET ASSET      DISTRIBUTIONS   DISTRIBUTIONS
                                  VALUE,     INVESTMENT     UNREALIZED     VALUE RESULTING      FROM NET        FROM NET
                                 BEGINNING     INCOME     GAINS (LOSSES)         FROM          INVESTMENT       REALIZED
YEAR ENDED                       OF PERIOD     (LOSS)+    ON INVESTMENTS      OPERATIONS         INCOME           GAINS
---------------------------------------------------------------------------------------------------------------------------
FINANCIAL SERVICES FUND A-CLASS
   MARCH 31, 2007                 $12.91       $ .10         $  .87          $   .97              $(.06)        $   --
   March 31, 2006                  11.13         .14           1.76             1.90               (.12)            --
   March 31, 2005*                 10.75         .05            .41              .46               (.08)            --

FINANCIAL SERVICES FUND C-CLASS
   MARCH 31, 2007                  12.67         .01            .84              .85               (.06)            --
   March 31, 2006                  11.01         .01           1.77             1.78               (.12)            --
   March 31, 2005                  10.84        (.01)           .26              .25               (.08)            --
   March 31, 2004                   7.57        (.02)          3.33             3.31               (.04)            --
   March 31, 2003                  10.14        (.02)         (2.53)           (2.55)              (.02)            --

HEALTH CARE FUND A-CLASS
   MARCH 31, 2007                  13.98        (.02)           .71              .69                 --             --
   March 31, 2006                  12.25        (.08)          1.81             1.73                 --             --
   March 31, 2005*                 11.65        (.05)           .65              .60                 --             --

HEALTH CARE FUND C-CLASS
   MARCH 31, 2007                  13.79        (.10)           .66              .56                 --             --
   March 31, 2006                  12.19        (.18)          1.78             1.60                 --             --
   March 31, 2005                  12.11        (.16)           .24              .08                 --             --
   March 31, 2004                   9.03        (.18)          3.26             3.08                 --             --
   March 31, 2003                  11.25        (.12)         (2.10)           (2.22)                --             --

INTERNET FUND A-CLASS
   MARCH 31, 2007                  39.07        (.52)          1.32              .80                 --             --
   March 31, 2006                  31.45        (.50)          8.12             7.62                 --             --
   March 31, 2005*                 30.65        (.31)          1.11              .80                 --             --

INTERNET FUND C-CLASS
   MARCH 31, 2007                  38.30        (.78)          1.27              .49                 --             --
   March 31, 2006                  31.06        (.73)          7.97             7.24                 --             --
   March 31, 2005                  34.64        (.73)         (2.85)           (3.58)                --             --
   March 31, 2004                  20.04        (.72)         15.32            14.60                 --             --
   March 31, 2003                  30.28        (.50)         (9.74)          (10.24)                --             --

LEISURE FUND A-CLASS
   MARCH 31, 2007                  31.24        (.14)          3.22             3.08                 --             --
   March 31, 2006                  29.34        (.14)          2.04             1.90                 --             --
   March 31, 2005*                 24.59        (.08)          4.83             4.75                 --             --

 * SINCE THE COMMENCEMENT OF OPERATIONS: SEPTEMBER 1, 2004 -- FINANCIAL SERVICES FUND A-CLASS, HEALTH CARE FUND A-CLASS, INTERNET FUND A-CLASS AND LEISURE FUND A-CLASS.

**    ANNUALIZED

 +    CALCULATED USING THE AVERAGE DAILY SHARES OUTSTANDING FOR THE YEAR.

                                [GRAPHIC OMITTED]

                                                                   PROSPECTUS 93

                                                                                           RATIOS TO
                                                                                       AVERAGE NET ASSETS:
                                                                                 ------------------------------
                                                                                                                              NET
                                                    NET       NET                                                            ASSETS,
                                                 INCREASE    ASSET                                       NET                 END OF
                                                (DECREASE)   VALUE,    TOTAL                         INVESTMENT  PORTFOLIO   PERIOD
                                    TOTAL      IN NET ASSET  END OF  INVESTMENT   TOTAL      NET       INCOME     TURNOVER   (000'S
YEAR ENDED                      DISTRIBUTIONS     VALUE      PERIOD   RETURN+++  EXPENSES  EXPENSES    (LOSS)       RATE    OMITTED)
------------------------------------------------------------------------------------------------------------------------------------
FINANCIAL SERVICES FUND A-CLASS
   MARCH 31, 2007                 $ (.06)        $  .91      $13.82     7.54%     1.61%     1.61%      0.74%        534%     $ 1,107
   March 31, 2006                   (.12)          1.78       12.91    17.12%     1.65%     1.64%      1.18%        821%       4,295
   March 31, 2005*                  (.08)           .38       11.13     4.22%     1.55%**   1.55%**    0.70%**    1,005%           5

FINANCIAL SERVICES FUND C-CLASS
   MARCH 31, 2007                   (.06)           .79       13.46     6.73%     2.34%     2.34%      0.06%        534%       5,382
   March 31, 2006                   (.12)          1.66       12.67    16.21%     2.36%     2.34%      0.11%        821%       2,081
   March 31, 2005                   (.08)           .17       11.01     2.24%     2.33%     2.33%     (0.10)%     1,005%       1,689
   March 31, 2004                   (.04)          3.27       10.84    43.78%     2.37%     2.37%     (0.23)%     1,200%       2,242
   March 31, 2003                   (.02)         (2.57)       7.57   (25.19)%    2.37%     2.37%     (0.19)%     2,336%         222

HEALTH CARE FUND A-CLASS
   MARCH 31, 2007                     --            .69       14.67     4.94%     1.60%     1.60%     (0.13)%       545%         818
   March 31, 2006                     --           1.73       13.98    14.12%     1.62%     1.62%     (0.60)%       568%       2,239
   March 31, 2005*                    --            .60       12.25     5.15%     1.56%**   1.56%**   (0.65)%**     610%           1

HEALTH CARE FUND C-CLASS
   MARCH 31, 2007                     --            .56       14.35     4.06%     2.34%     2.34%     (0.73)%       545%       8,720
   March 31, 2006                     --           1.60       13.79    13.13%     2.34%     2.34%     (1.39)%       568%       7,114
   March 31, 2005                     --           .08        12.19     0.66%     2.33%     2.33%     (1.36)%       610%       4,017
   March 31, 2004                     --           3.08       12.11    34.11%     2.37%     2.37%     (1.60)%     1,204%       2,865
   March 31, 2003                     --          (2.22)       9.03   (19.73)%    2.37%     2.37%     (1.30)%     1,395%         421

INTERNET FUND A-CLASS
   MARCH 31, 2007                     --            .80       39.87     2.05%     1.61%     1.61%     (1.37)%       864%         139
   March 31, 2006                     --           7.62       39.07    24.23%     1.63%     1.63%     (1.36)%     1,371%         470
   March 31, 2005*                    --            .80       31.45     2.61%     1.55%**   1.55%**   (1.46)%**   1,947%           4

INTERNET FUND C-CLASS
   MARCH 31, 2007                     --            .49       38.79     1.28%     2.36%     2.36%     (2.10)%       864%       1,017
   March 31, 2006                     --           7.24       38.30    23.31%     2.35%     2.35%     (2.09)%     1,371%       2,273
   March 31, 2005                     --          (3.58)      31.06   (10.33)%    2.33%     2.33%     (2.19)%     1,947%       1,596
   March 31, 2004                     --          14.60       34.64    72.85%     2.36%     2.36%     (2.31)%     1,340%       1,556
   March 31, 2003                     --         (10.24)      20.04   (33.82)%    2.37%     2.37%     (2.34)%     2,052%         234

LEISURE FUND A-CLASS
   MARCH 31, 2007                     --           3.08       34.32     9.86%     1.60%     1.60%     (0.41)%       675%       2,198
   March 31, 2006                     --           1.90       31.24     6.48%     1.60%     1.60%     (0.49)%       734%          68
   March 31, 2005*                    --           4.75       29.34    19.32%     1.55%**   1.55%**   (1.02)%**   1,046%          12

+++ TOTAL INVESTMENT RETURN DOES NOT REFLECT THE IMPACT OF ANY APPLICABLE SALES CHARGES AND HAS NOT BEEN ANNUALIZED.

                               [GRAPHIC OMITTED]

94

FINANCIAL HIGHLIGHTS (CONTINUED)
--------------------------------------------------------------------------------

                                                                           NET INCREASE
                                                         NET REALIZED       (DECREASE)
                               NET ASSET       NET            AND          IN NET ASSET    DISTRIBUTIONS   DISTRIBUTIONS
                                 VALUE,     INVESTMENT    UNREALIZED     VALUE RESULTING      FROM NET       FROM NET
                               BEGINNING      INCOME    GAINS (LOSSES)         FROM          INVESTMENT      REALIZED
YEAR ENDED                     OF PERIOD      (LOSS)+   ON INVESTMENTS      OPERATIONS         INCOME          GAINS
------------------------------------------------------------------------------------------------------------------------
LEISURE FUND C-CLASS
   MARCH 31, 2007               $ 31.05      $ (.31)       $  3.12           $  2.81           $   --          $ --
   March 31, 2006                 29.39        (.40)          2.06              1.66               --            --
   March 31, 2005                 26.93        (.40)          2.86              2.46               --            --
   March 31, 2004                 17.61        (.38)          9.70              9.32               --            --
   March 31, 2003++               23.79        (.36)         (5.82)            (6.18)              --            --

PRECIOUS METALS FUND A-CLASS
   MARCH 31, 2007                 54.03        (.15)          1.71              1.56               --            --
   March 31, 2006                 35.41        (.19)         18.81             18.62               --            --
   March 31, 2005*                37.26        (.01)         (1.84)            (1.85)              --            --

PRECIOUS METALS FUND C-CLASS
   MARCH 31, 2007                 52.02        (.51)          1.61              1.10               --            --
   March 31, 2006                 34.37        (.46)         18.11             17.65               --            --
   March 31, 2005                 43.16        (.39)         (8.40)            (8.79)              --            --
   March 31, 2004                 26.35        (.51)         17.33             16.82             (.01)           --
   March 31, 2003                 27.72        (.27)         (1.10)            (1.37)              --            --

RETAILING FUND A-CLASS
   MARCH 31, 2007                 13.10        (.07)          1.01               .94               --            --
   March 31, 2006                 12.01        (.11)          1.20              1.09               --            --
   March 31, 2005*                10.45        (.07)          1.63              1.56               --            --

RETAILING FUND C-CLASS
   MARCH 31, 2007                 12.80        (.15)           .97               .82               --            --
   March 31, 2006                 11.80        (.20)          1.20              1.00               --            --
   March 31, 2005                 11.37        (.17)           .60               .43               --            --
   March 31, 2004                  7.81        (.18)          3.74              3.56               --            --
   March 31, 2003                 11.02        (.20)         (3.01)            (3.21)              --            --

TECHNOLOGY FUND A-CLASS
   MARCH 31, 2007                 11.95        (.14)           .28               .14               --            --
   March 31, 2006                 10.07        (.13)          2.04              1.91             (.03)           --
   March 31, 2005*                 9.32          --            .75               .75               --            --

TECHNOLOGY FUND C-CLASS
   MARCH 31, 2007                 11.81        (.22)           .28               .06               --            --
   March 31, 2006                 10.01        (.21)          2.04              1.83             (.03)           --
   March 31, 2005                 11.10          --          (1.09)            (1.09)              --            --
   March 31, 2004                  7.00        (.21)          4.31              4.10               --            --
   March 31, 2003                 10.90        (.18)         (3.72)            (3.90)              --            --

 * SINCE THE COMMENCEMENT OF OPERATIONS: SEPTEMBER 1, 2004 -- PRECIOUS METALS FUND A-CLASS, RETAILING FUND A-CLASS AND TECHNOLOGY FUND A-CLASS.

**    ANNUALIZED

 +    CALCULATED USING THE AVERAGE DAILY SHARES OUTSTANDING FOR THE YEAR.

                                [GRAPHIC OMITTED]

                                                                   PROSPECTUS 95

                                                                                           RATIOS TO
                                                                                      AVERAGE NET ASSETS:
                                                                                     ---------------------
                                                   NET         NET                                                       NET ASSETS,
                                                 INCREASE     ASSET                                 NET                    END OF
                                                (DECREASE)    VALUE,      TOTAL                 INVESTMENT   PORTFOLIO     PERIOD
                                   TOTAL       IN NET ASSET   END OF    INVESTMENT    TOTAL       INCOME     TURNOVER      (000'S
YEAR ENDED                     DISTRIBUTIONS      VALUE       PERIOD    RETURN+++    EXPENSES     (LOSS)       RATE        OMITTED)
------------------------------------------------------------------------------------------------------------------------------------
LEISURE FUND C-CLASS
   MARCH 31, 2007                  $  --         $  2.81      $ 33.86      9.05%      2.36%      (0.96)%         675%      $ 3,091
   March 31, 2006                     --            1.66        31.05      5.65%      2.32%      (1.40)%         734%          997
   March 31, 2005                     --            2.46        29.39      9.13%      2.31%      (1.44)%       1,046%        2,502
   March 31, 2004                     --            9.32        26.93     52.92%      2.37%      (1.59)%       1,870%        2,165
   March 31, 2003++                   --           (6.18)       17.61    (25.98)%     2.39%      (1.70)%       3,179%           36

PRECIOUS METALS FUND A-CLASS
   MARCH 31, 2007                     --            1.56        55.59      2.89%      1.51%      (0.28)%         259%        4,778
   March 31, 2006                     --           18.62        54.03     52.58%      1.52%      (0.43)%         277%        5,701
   March 31, 2005*                    --           (1.85)       35.41     (4.97)%     1.45%**    (0.02)%**       358%          217

PRECIOUS METALS FUND C-CLASS
   MARCH 31, 2007                     --            1.10        53.12      2.11%      2.26%      (1.00)%         259%       23,486
   March 31, 2006                     --           17.65        52.02     51.35%      2.25%      (1.20)%         277%       24,266
   March 31, 2005                     --           (8.79)       34.37    (20.37)%     2.23%      (1.08)%         358%       20,426
   March 31, 2004                   (.01)          16.81        43.16     63.83%      2.27%      (1.38)%         550%       17,998
   March 31, 2003                     --           (1.37)       26.35     (4.94)%     2.27%      (0.94)%         744%        2,150

RETAILING FUND A-CLASS
   MARCH 31, 2007                     --             .94        14.04      7.18%      1.57%      (0.54)%         952%          385
   March 31, 2006                     --            1.09        13.10      9.08%      1.59%      (0.87)%       1,163%           46
   March 31, 2005*                    --            1.56        12.01     14.93%      1.68%**    (1.03)%**     1,505%            1

RETAILING FUND C-CLASS
   MARCH 31, 2007                     --             .82        13.62      6.41%      2.34%      (1.17)%         952%        2,650
   March 31, 2006                     --            1.00        12.80      8.47%      2.34%      (1.65)%       1,163%        1,586
   March 31, 2005                     --             .43        11.80      3.78%      2.33%      (1.52)%       1,505%        1,774
   March 31, 2004                     --            3.56        11.37     45.58%      2.36%      (1.72)%       1,825%        2,362
   March 31, 2003                     --           (3.21)        7.81    (29.13)%     2.32%      (1.89)%       3,788%           85

TECHNOLOGY FUND A-CLASS
   MARCH 31, 2007                     --             .14        12.09      1.17%      1.61%      (1.18)%         684%          278
   March 31, 2006                   (.03)           1.88        11.95     19.00%      1.63%      (1.15)%         666%          633
   March 31, 2005*                    --             .75        10.07      8.05%      1.54%**     0.00%**      1,304%            6

TECHNOLOGY FUND C-CLASS
   MARCH 31, 2007                     --             .06        11.87      0.51%      2.35%      (1.91)%         684%        1,538
   March 31, 2006                   (.03)           1.80        11.81     18.31%      2.35%      (1.88)%         666%        2,800
   March 31, 2005                     --           (1.09)       10.01     (9.82)%     2.32%       0.00%        1,304%        1,284
   March 31, 2004                     --            4.10        11.10     58.57%      2.36%      (2.13)%       1,853%        1,101
   March 31, 2003                     --           (3.90)        7.00    (35.78)%     2.37%      (2.07)%       1,938%          434

 ++ PER SHARE AMOUNTS FOR THE YEAR ENDED MARCH 31, 2003 HAVE BEEN RESTATED TO REFLECT A 1:3 REVERSE STOCK SPLIT EFFECTIVE APRIL 21, 2003.

+++ TOTAL INVESTMENT RETURN DOES NOT REFLECT THE IMPACT OF ANY APPLICABLE SALES CHARGES AND HAS NOT BEEN ANNUALIZED.

                               [GRAPHIC OMITTED]

96

FINANCIAL HIGHLIGHTS (CONTINUED)
--------------------------------------------------------------------------------

                                                                         NET INCREASE
                                                         NET REALIZED     (DECREASE)
                                 NET ASSET      NET           AND        IN NET ASSET   DISTRIBUTIONS  DISTRIBUTIONS
                                   VALUE,   INVESTMENT    UNREALIZED    VALUE RESULTING    FROM NET      FROM NET
                                 BEGINNING    INCOME    GAINS (LOSSES)       FROM         INVESTMENT     REALIZED
YEAR ENDED                       OF PERIOD   (LOSS)+    ON INVESTMENTS     OPERATIONS        INCOME        GAINS
--------------------------------------------------------------------------------------------------------------------
TELECOMMUNICATIONS FUND A-CLASS
   MARCH 31, 2007                 $ 17.15     $  .05       $  1.19          $  1.24         $ (.11)        $  --
   March 31, 2006                   13.90       (.03)         3.68             3.65           (.40)           --
   March 31, 2005*                  13.55        .11           .24              .35             --            --

TELECOMMUNICATIONS FUND C-CLASS
   MARCH 31, 2007                   16.90       (.06)         1.20             1.14           (.11)           --
   March 31, 2006                   13.81        .01          3.48             3.49           (.40)           --
   March 31, 2005                   15.06       (.07)        (1.18)           (1.25)            --            --
   March 31, 2004                    9.84       (.15)         5.42             5.27           (.05)           --
   March 31, 2003++                 14.97       (.09)        (5.04)           (5.13)            --            --

TRANSPORTATION FUND A-CLASS
   MARCH 31, 2007                   26.87       (.19)          .92              .73             --            --
   March 31, 2006                   21.34       (.17)         5.70             5.53             --            --
   March 31, 2005*                  18.73       (.09)         2.70             2.61             --            --

TRANSPORTATION FUND C-CLASS
   MARCH 31, 2007                   27.14       (.40)          .94              .54             --            --
   March 31, 2006                   21.71       (.35)         5.78             5.43             --            --
   March 31, 2005                   18.43       (.32)         3.60             3.28             --            --
   March 31, 2004                   14.85       (.25)         3.83             3.58             --            --
   March 31, 2003++                 20.73       (.27)        (5.61)           (5.88)            --            --

UTILITIES FUND A-CLASS
   MARCH 31, 2007                   24.18        .43          6.62             7.05           (.36)           --
   March 31, 2006                   23.00        .44          1.18             1.62           (.44)           --
   March 31, 2005*                  20.66        .40          2.24             2.64           (.30)           --

UTILITIES FUND C-CLASS
   MARCH 31, 2007                   23.42        .22          6.38             6.60           (.36)           --
   March 31, 2006                   22.47        .24          1.15             1.39           (.44)           --
   March 31, 2005                   19.77        .29          2.71             3.00           (.30)           --
   March 31, 2004                   15.93        .22          4.59             4.81           (.97)           --
   March 31, 2003++                 25.08        .30         (8.91)           (8.61)          (.54)           --

 *    SINCE THE COMMENCEMENT OF OPERATIONS: SEPTEMBER 1, 2004 --
      TELECOMMUNICATIONS FUND A-CLASS, TRANSPORTATION FUND A-CLASS AND UTILITIES FUND A-CLASS.

**    ANNUALIZED

 +    CALCULATED USING THE AVERAGE DAILY SHARES OUTSTANDING FOR THE YEAR.

                                [GRAPHIC OMITTED]

                                                                   PROSPECTUS 97

                                                                                         RATIOS TO
                                                                                    AVERAGE NET ASSETS:
                                                                                    --------------------
                                                      NET       NET                                                  NET ASSETS,
                                                   INCREASE    ASSET                             NET                   END OF
                                                  (DECREASE)   VALUE,     TOTAL               INVESTMENT  PORTFOLIO    PERIOD
                                      TOTAL      IN NET ASSET  END OF   INVESTMENT   TOTAL      INCOME    TURNOVER     (000'S
YEAR ENDED                        DISTRIBUTIONS      VALUE     PERIOD   RETURN+++   EXPENSES    (LOSS)      RATE       OMITTED)
--------------------------------------------------------------------------------------------------------------------------------
TELECOMMUNICATIONS FUND A-CLASS
   MARCH 31, 2007                     $ (.11)      $  1.13     $ 18.28     7.27%     1.49%      0.28%         430%   $  2,126
   March 31, 2006                       (.40)         3.25       17.15    26.64%     1.88%     (0.18)%        820%      4,193
   March 31, 2005*                        --           .35       13.90     2.58%     1.54%**    1.25%**     1,142%          3

TELECOMMUNICATIONS FUND C-CLASS
   MARCH 31, 2007                       (.11)         1.03       17.93     6.78%     2.33%     (0.35)%        430%      4,763
   March 31, 2006                       (.40)         3.09       16.90    25.65%     2.31%      0.09%         820%      2,827
   March 31, 2005                         --         (1.25)      13.81    (8.30)%    2.38%     (0.51)%      1,142%      1,784
   March 31, 2004                       (.05)         5.22       15.06    53.62%     2.37%     (1.09)%      1,506%      3,635
   March 31, 2003++                       --         (5.13)       9.84   (34.27)%    2.41%     (0.71)%      2,431%        774

TRANSPORTATION FUND A-CLASS
   MARCH 31, 2007                         --           .73       27.60     2.72%     1.61%     (0.70)%        686%        483
   March 31, 2006                         --          5.53       26.87    25.91%     1.66%     (0.71)%        669%      3,044
   March 31, 2005*                        --          2.61       21.34    13.93%     1.54%**   (0.71)%**      929%         22

TRANSPORTATION FUND C-CLASS
   MARCH 31, 2007                         --           .54       27.68     1.99%     2.37%     (1.47)%        686%      4,894
   March 31, 2006                         --          5.43       27.14    25.01%     2.38%     (1.43)%        669%      5,385
   March 31, 2005                         --          3.28       21.71    17.80%     2.32%     (1.51)%        929%      1,807
   March 31, 2004                         --          3.58       18.43    24.11%     2.36%     (1.53)%      1,624%        656
   March 31, 2003++                       --         (5.88)      14.85   (28.36)%    2.36%     (1.51)%      2,786%        514

UTILITIES FUND A-CLASS
   MARCH 31, 2007                       (.36)         6.69       30.87    29.28%     1.61%      1.52%         557%      4,756
   March 31, 2006                       (.44)         1.18       24.18     7.01%     1.60%      1.75%         728%        626
   March 31, 2005*                      (.30)         2.34       23.00    12.84%     1.54%**    2.98%**     1,124%        128

UTILITIES FUND C-CLASS
   MARCH 31, 2007                       (.36)         6.24       29.66    28.30%     2.36%      0.82%         557%     11,013
   March 31, 2006                       (.44)          .95       23.42     6.15%     2.34%      1.00%         728%      5,346
   March 31, 2005                       (.30)         2.70       22.47    15.23%     2.32%      1.39%       1,124%      4,807
   March 31, 2004                       (.97)         3.84       19.77    30.80%     2.36%      1.19%       1,609%      3,948
   March 31, 2003++                     (.54)        (9.15)      15.93   (34.40)%    2.42%      1.56%       3,158%        939

++ PER SHARE AMOUNTS FOR THE YEAR ENDED MARCH 31, 2003 HAVE BEEN RESTATED TO REFLECT A 1:3 REVERSE STOCK SPLIT EFFECTIVE APRIL 21, 2003.

+++ TOTAL INVESTMENT RETURN DOES NOT REFLECT THE IMPACT OF ANY APPLICABLE SALES CHARGES AND HAS NOT BEEN ANNUALIZED.

                                [GRAPHIC OMITTED]

98

                                                                     NET REALIZED     NET INCREASE
                                            NET ASSET                     AND          (DECREASE)     DISTRIBUTIONS  DISTRIBUTIONS
                                              VALUE,       NET     UNREALIZED GAINS   IN NET ASSET      FROM NET       FROM NET
                                            BEGINNING  INVESTMENT     (LOSSES) ON    VALUE RESULTING   INVESTMENT      REALIZED
YEAR ENDED                                  OF PERIOD    INCOME+      INVESTMENTS    FROM OPERATIONS     INCOME         GAINS
----------------------------------------------------------------------------------------------------------------------------------
U.S. GOVERNMENT MONEY MARKET FUND A-CLASS
   MARCH 31, 2007                             $ 1.00     .04              --               .04           (.04)            --
   March 31, 2006                               1.00     .03              --               .03           (.03)            --
   March 31, 2005                               1.00     .01              --               .01           (.01)            --
   March 31, 2004*                              1.00      --              --                --             --             --

U.S. GOVERNMENT MONEY MARKET FUND C-CLASS
   MARCH 31, 2007                               1.00     .03              --               .03           (.03)            --
   March 31, 2006                               1.00     .02              --               .02           (.02)            --
   March 31, 2005                               1.00      --SS.           --                --SS.         (--)SS.         --
   March 31, 2004                               1.00      --SS.           --                --SS.         (--)SS.         --
   March 31, 2003                               1.00      --SS.           --                --SS.         (--)SS.         --

 * SINCE THE COMMENCEMENT OF OPERATIONS: MARCH 31, 2004 -- U.S. GOVERNMENT MONEY MARKET FUND A-CLASS.

**    ANNUALIZED

 +    CALCULATED USING THE AVERAGE DAILY SHARES OUTSTANDING FOR THE YEAR.

++ TOTAL INVESTMENT RETURN DOES NOT REFLECT THE IMPACT OF ANY APPLICABLE SALES CHARGES AND HAS NOT BEEN ANNUALIZED.

 # EXPENSE RATIOS FOR THE PERIOD ENDED MARCH 31, 2004 ARE CALCULATED FOR ONE DAY ONLY AND ARE NOT INDICATIVE OF FUTURE CLASS PERFORMANCE.

SS.   LESS THAN $.01 PER SHARE.

                                [GRAPHIC OMITTED]

                                                                   PROSPECTUS 99

                                                                                             RATIOS TO
                                                                                        AVERAGE NET ASSETS:
                                                                                        -------------------
                                                       NET         NET                                                  NET ASSETS,
                                                      INCREASE    ASSET                                                   END OF
                                                   (DECREASE) IN  VALUE,      TOTAL                            NET        PERIOD
                                         TOTAL       NET ASSET    END OF    INVESTMENT    TOTAL     NET     INVESTMENT    (000'S
YEAR ENDED                           DISTRIBUTIONS     VALUE      PERIOD     RETURN++   EXPENSES  EXPENSES    INCOME     OMITTED)
-----------------------------------------------------------------------------------------------------------------------------------
U.S. GOVERNMENT MONEY MARKET FUND A-CLASS
   MARCH 31, 2007                       (.04)           --        $ 1.00       4.01%     1.17%     1.17%      3.97%      $  18,779
   March 31, 2006                       (.03)           --          1.00       2.51%     1.15%     1.15%      2.66%         14,324
   March 31, 2005                       (.01)           --          1.00       0.59%     1.10%     1.10%      0.93%          7,335
   March 31, 2004*                        --            --          1.00       0.00%     0.00%**#  0.00%**#   0.00%**            1

U.S. GOVERNMENT MONEY MARKET FUND C-CLASS
   MARCH 31, 2007                       (.03)           --          1.00       3.24%     1.92%     1.92%      3.20%        120,415
   MARCH 31, 2006                       (.02)           --          1.00       1.76%     1.89%     1.89%      1.72%        131,045
   March 31, 2005                        (--)SS.        --          1.00       0.19%     1.87%     1.51%      0.19%        155,668
   March 31, 2004                        (--)SS.        --          1.00       0.01%     1.90%     1.08%      0.01%        131,704
   March 31, 2003                        (--)SS.        --          1.00       0.08%     1.91%     1.50%      0.06%        201,745

                               [GRAPHIC OMITTED]

100


ADDITIONAL AND MORE DETAILED INFORMATION ABOUT THE FUNDS IS INCLUDED IN THE SAI DATED AUGUST 1, 2007. THE SAI HAS BEEN FILED WITH THE SEC AND IS INCORPORATED BY REFERENCE INTO THIS PROSPECTUS AND, THEREFORE, LEGALLY FORMS A PART OF THIS PROSPECTUS. THE SEC MAINTAINS THE EDGAR DATABASE ON ITS WEB SITE ("HTTP://WWW.SEC.GOV") THAT CONTAINS THE SAI, MATERIAL INCORPORATED BY REFERENCE, AND OTHER INFORMATION REGARDING REGISTRANTS THAT FILE ELECTRONICALLY WITH THE SEC. YOU MAY ALSO REVIEW AND COPY DOCUMENTS AT THE SEC PUBLIC REFERENCE ROOM IN WASHINGTON, D.C. (FOR INFORMATION ON THE OPERATION OF THE PUBLIC REFERENCE ROOM, CALL 202.551.8090). YOU MAY REQUEST DOCUMENTS FROM THE SEC BY MAIL, UPON PAYMENT OF A DUPLICATION FEE, BY WRITING TO: U.S. SECURITIES AND EXCHANGE COMMISSION, PUBLIC REFERENCE SECTION, WASHINGTON, D.C. 20549-0102 OR BY EMAILING THE SEC AT THE FOLLOWING ADDRESS: PUBLICINFO@SEC.GOV.

YOU MAY OBTAIN A COPY OF THE SAI OR THE ANNUAL OR SEMI-ANNUAL REPORTS, WITHOUT CHARGE BY CALLING 800.820.0888 OR 301.296.5100, VISITING THE RYDEX WEB SITE AT WWW.RYDEXINVESTMENTS.COM, OR WRITING TO RYDEX SERIES FUNDS, AT 9601 BLACKWELL ROAD, SUITE 500, ROCKVILLE, MARYLAND 20850. ADDITIONAL INFORMATION ABOUT THE FUNDS' INVESTMENTS IS AVAILABLE IN THE ANNUAL AND SEMI-ANNUAL REPORTS. ALSO, IN THE FUNDS' ANNUAL REPORT, YOU WILL FIND A DISCUSSION OF THE MARKET CONDITIONS AND INVESTMENT STRATEGIES THAT SIGNIFICANTLY AFFECTED THE FUNDS' PERFORMANCE DURING THEIR LAST FISCAL YEAR.

NO ONE HAS BEEN AUTHORIZED TO GIVE ANY INFORMATION OR TO MAKE ANY
REPRESENTATIONS NOT CONTAINED IN THIS PROSPECTUS OR IN THE FUNDS' SAI IN CONNECTION WITH THE OFFERING OF FUND SHARES. DO NOT RELY ON ANY SUCH INFORMATION OR REPRESENTATIONS AS HAVING BEEN AUTHORIZED BY THE FUNDS OR RYDEX INVESTMENTS. THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFERING BY THE FUNDS IN ANY JURISDICTION WHERE SUCH AN OFFERING IS NOT LAWFUL.

THE TRUST'S SEC REGISTRATION NUMBER IS 811-07584.

                               [GRAPHIC OMITTED]

  [LOGO] RYDEX INVESTMENTS
         ESSENTIAL FOR MODERN MARKETS(R)

         9601 Blackwell Road o Suite 500 o Rockville, MD 20850
         800.820.0888 o www.rydexinvestments.com

         RSSAC-1-0807x0808

                      -------------------------------------
                      PLEASE SEE THE RYDEX PRIVACY POLICIES
                             INSIDE THE BACK COVER.
                      -------------------------------------

                                                              RYDEX SERIES FUNDS
                                                       H-CLASS SHARES PROSPECTUS

                                                                  AUGUST 1, 2007




                                                     ALTERNATIVE INVESTMENT FUND
                                                             MARKET NEUTRAL FUND













                THE U.S. SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THE TRUST'S SHARES OR PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.


[GRAPHIC OMITTED]

         TABLE OF CONTENTS

         ALTERNATIVE INVESTMENT FUND
         Market Neutral Fund                                                  4

         DESCRIPTIONS OF PRINCIPAL RISKS                                      6
         FUND PERFORMANCE                                                     10
         FUND FEES AND EXPENSES                                               10
         MORE INFORMATION ABOUT THE FUND                                      12
         SHAREHOLDER INFORMATION                                              15
         TRANSACTION INFORMATION                                              16
         BUYING FUND SHARES                                                   18
         SELLING FUND SHARES                                                  21
         EXCHANGING FUND SHARES                                               22
         RYDEX ACCOUNT POLICIES                                               24
         DISTRIBUTION AND SHAREHOLDER SERVICES                                27
         DIVIDENDS AND DISTRIBUTIONS                                          28
         TAX INFORMATION                                                      28
         MANAGEMENT OF THE FUND                                               30

--------------------------------------------------------------------------------
          PLEASE SEE THE RYDEX PRIVACY POLICIES INSIDE THE BACK COVER.
--------------------------------------------------------------------------------

                               RYDEX SERIES FUNDS

                                 H-CLASS SHARES
            9601 BLACKWELL ROAD, SUITE 500, ROCKVILLE, MARYLAND 20850
--------------------------------------------------------------------------------
             800.820.0888 o 301.296.5100 o WWW.RYDEXINVESTMENTS.COM

Rydex Series Funds (the "Trust") is a mutual fund complex offering a number of professionally managed investment portfolios (funds) that are grouped into several categories according to each fund's investment strategy. This Prospectus decribes H-Class Shares of the Market Neutral Fund (the "Fund").

H-Class Shares of the Fund are sold principally to clients of professional money managers ("financial intermediaries") and to investors who take part in certain asset allocation investment programs. Investors may exchange shares of the Fund through your financial intermediary or directly through the Rydex web site - www.rydexinvestments.com - or over the phone. Unlike most other Rydex Funds, the Fund is intended for long-term investment purposes only, and is not suitable for purchase by active investors.

RISKS OF INVESTING IN THE FUND

The value of the Fund may fluctuate. In addition, Fund shares:

O    MAY DECLINE IN VALUE, AND YOU MAY LOSE MONEY

O    ARE NOT FEDERALLY INSURED

O    ARE NOT GUARANTEED BY ANY GOVERNMENT AGENCY

O    ARE NOT BANK DEPOSITS

O    ARE NOT GUARANTEED TO ACHIEVE THEIR OBJECTIVES

MARKET NEUTRAL FUND
--------------------------------------------------------------------------------
H-CLASS (XXXX)

FUND OBJECTIVE

The Fund seeks to provide capital appreciation consistent with the return and risk characteristics of the equity market neutral hedge fund universe. The secondary objective is to achieve these returns with low correlation to, and less volatility than, equity indices.

PRINCIPAL INVESTMENT STRATEGY

The Fund pursues multiple investment styles or mandates that correspond to investment strategies widely employed by hedge funds, including strategies sometimes referred to as market neutral strategies. In particular, the Fund will pursue those investment strategies that may be replicated through proprietary quantitative style analysis. These investment strategies include, but are not limited to, those described below.

       EQUITY MARKET NEUTRAL - Pursuant to an equity market neutral investment strategy, portfolio managers seek to profit from exploiting pricing relationships between different equities or related securities while typically hedging exposure to overall equity market movements. The Advisor seeks to execute this investment strategy by creating portfolios that include, but are not limited to, one or more of the following directional and/or non-directional positions: market neutral value, market neutral capitalization, market neutral growth, and market neutral momentum.

       MERGER ARBITRAGE - Pursuant to a merger arbitrage investment strategy, portfolio managers invest simultaneously in long and short positions in both companies involved in a merger or acquisition. Risk arbitrageurs typically invest in long positions in the stock of the company to be acquired and short the stock of the acquiring company. The Advisor seeks to execute this investment strategy by creating a portfolio consisting primarily of instruments that provide exposure to merger arbitrage spreads.

Each of these investment strategies may incorporate one or more directional and/or non-directional positions. In general, directional positions seek to benefit from market movement in one direction or the other. In contrast, non-directional positions seek to benefit from both upward and downward movement in one or more markets. The Fund will predominately have a long exposure to directional and non-directional positions. However, there may be times that the Fund will have a short exposure to directional and/or non-directional positions. For more information about directional and non-directional positions, see "Advisor's Investment Methodology."

The Fund may use moderate leverage subject to internally imposed investment constraints designed to limit the amount of loss resulting from such leverage. The Fund's use of non-directional positions and internal investment controls result in a portfolio of assets designed to provide appropriate equity market neutral hedge fund portfolio characteristics as well as providing risk diversification. The Fund expects to maintain approximately equal dollar amounts invested in long and short positions.

The Fund may be long or short in a broad mix of financial assets including U.S. and foreign equities of any capitalization range, currencies, commodities, futures, options and swap agreements. The Fund may hold U.S. Government securities or cash equivalents to collateralize its derivative positions. The investment objective of the Fund is non-fundamental and may be changed without shareholder approval.

PRINCIPAL RISKS

The Market Neutral Fund is subject to a number of risks that may affect the value of its shares including:

o   Derivatives Risk            o   Market Risk
o   Early Closing Risk          o   Non-Diversification Risk
o   Fixed Income Risk           o   Portfolio Turnover Risk
o   Foreign Currency Risk       o   Short Sales Risk
o   Foreign Securities Risk     o   Small-Capitalization and Mid-Capitalization
o   Leveraging Risk                 Securities Risk
o   Management Style Risk       o   Swap Counterparty Credit Risk

Please see "Descriptions of Principal Risks" on page 6 for a discussion of each of the principal risks that apply to the Fund.

DESCRIPTIONS OF PRINCIPAL RISKS
--------------------------------------------------------------------------------

DERIVATIVES RISK - The Fund may invest a percentage of its assets in derivatives, such as futures and options contracts, to pursue its investment objective. The use of such derivatives may expose the Fund to additional risks that it would not be subject to if it invested directly in the securities underlying those derivatives. The Fund may use futures contracts and related options for bona fide hedging purposes to offset changes in the value of securities held or expected to be acquired. They may also be used to gain exposure to a particular market or instrument, to create a synthetic money market position, and for certain other tax-related purposes. The Fund will only enter into futures contracts traded on a national futures exchange or board of trade. Futures and options contracts are described in more detail below:

     FUTURES CONTRACTS - Futures contracts and options on futures contracts provide for the future sale by one party and purchase by another party of a specified amount of a specific security at a specified future time and at a specified price. An option on a futures contract gives the purchaser the right, in exchange for a premium, to assume a position in a futures contract at a specified exercise price during the term of the option. Index futures are futures contracts for various indices that are traded on registered securities exchanges.

     OPTIONS - The buyer of an option acquires the right to buy (a call option) or sell (a put option) a certain quantity of a security (the underlying security) or instrument at a certain price up to a specified point in time. The seller or writer of an option is obligated to sell (a call option) or buy (a put option) the underlying security. When writing (selling) call options on securities, the Fund may cover its positions by owning the underlying security on which the option is written or by owning a call option on the underlying security. Alternatively, the Fund may cover its positions by maintaining, in a segregated account, cash or liquid securities equal in value to the exercise price of the call options written by the Fund.

     The risks associated with the Fund's use of futures and options contracts include:

     o The Fund experiencing losses that exceed losses experienced by funds that do not use futures contracts and options.

     o There may be an imperfect correlation between the changes in market value of the securities held by the Fund and the prices of futures and options on futures.

     o Although the Fund will only purchase exchange-traded futures, due to market conditions there may not always be a liquid secondary market for a futures contract. As a result, the Fund may be unable to close out its futures contracts at a time which is advantageous.

     o Trading restrictions or limitations may be imposed by an exchange, and government regulations may restrict trading in futures contracts and options.

     o Because option premiums paid or received by the Fund are small in relation to the market value of the investments underlying the options, buying and selling put and call options can be more speculative than investing directly in securities.

EARLY CLOSING RISK - The normal close of trading of securities listed on Nasdaq and the NYSE is 4:00 p.m., Eastern Time. Unanticipated early closings of securities exchanges and other financial markets may result in the Fund's inability to buy or sell securities or other financial instruments on that day. If an exchange or market closes early on a day when the Fund needs to execute a high volume of trades late in a trading day, the Fund might incur substantial trading losses.

FIXED INCOME RISK - The market value of fixed income investments, and financial instruments related to those fixed income investments, will change in response to interest rate changes and other factors, such as changes in the effective maturities and credit ratings of fixed income investments. During periods of falling interest rates, the values of outstanding fixed income securities generally rise. Falling interest rates may cause an issuer to redeem or "call" a security before its stated maturity, which may result in the Fund having to reinvest the proceeds in lower yielding securities. Conversely, during periods of rising interest rates, the values of such securities and related financial instruments generally decline. While securities with longer maturities tend to produce higher yields, the prices of longer maturity securities are also subject to greater market fluctuations as a result of changes in interest rates. Fixed income investments are also subject to credit risk, which is the possibility that the credit strength of an issuer will weaken and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default.

FOREIGN CURRENCY RISK - The Fund's investments in securities denominated in foreign currencies are subject to currency risk. Currency risks include the following:

o The value of the Fund's assets measured in U.S. Dollars may be affected by changes in currency exchange rates and exchange control regulations.

o The Fund may incur transaction costs in connection with conversions between various currencies.

Under normal circumstances, the Fund does not plan to hedge against the risks of variation in currency exchange rates relative to the U.S. Dollar. As a result, the value of securities denominated in foreign currencies can change significantly when foreign currencies strengthen or weaken relative to the U.S. Dollar.

FOREIGN SECURITIES RISK - Investing in securities of foreign companies, or in financial instruments that are linked to the performance of foreign issuers, may involve risks not typically associated with investing in U.S. companies. The value of securities denominated in foreign currencies, and of dividends from such securities, can change significantly when foreign currencies strengthen or weaken relative to the U.S. Dollar. Foreign securities markets generally have less trading volume and less liquidity than U.S. markets, and prices in some foreign markets can be extremely volatile due to increased risks of adverse issuer, political, regulatory, market, or economic developments. Many foreign countries lack accounting and disclosure standards comparable to those that apply to U.S. companies, and it may be more difficult to obtain reliable information regarding a foreign issuer's financial condition and operations. Transaction costs and costs associated with custody services are generally higher for foreign securities than they are for U.S. securities. Some foreign governments levy withholding taxes against dividend and interest income. Although in some countries portions of these taxes are recoverable, the non-recovered portion will reduce the income received by the Fund.

LEVERAGING RISK - The more the Fund invests in leveraged instruments, the more this leverage will magnify any losses on those investments. Since the Fund's investment strategies involve consistently applied leverage, the value of the Fund's shares will tend to increase or decrease more than the value of any increase or decrease in its benchmark. Leverage will also have the effect of magnifying tracking error risk.

MANAGEMENT STYLE RISK - The Fund is subject to the risk that the Rydex Investments (the "Advisor") may not be able to achieve market neutrality because its strategy failed to produce the intended results or because the Advisor did not implement its strategy properly. As a result, the Fund may be exposed to market risk and subsequent fluctuations in the Fund's value due to market conditions.

MARKET RISK - The Fund may invest in public and privately issued securities, which may include common and preferred stocks, bonds, warrants, and rights, as well as derivatives and financial instruments that attempt to track the price movement of securities and commodities indices. Investments in securities and derivatives in general are subject to market risks that may cause their prices to fluctuate over time. The Fund's investments may decline in value due to factors affecting securities or commodities markets generally, or particular countries, segments, economic sectors, industries or companies within those markets. The value of a security may decline due to general economic and market conditions which are not specifically related to a particular issuer, such as real or perceived adverse economic conditions or changes in interest or currency rates. The value of securities convertible into equity securities, such as warrants or convertible debt, is also affected by prevailing interest rates, the credit quality of the issuer and any call provision. Fluctuations in the value of securities and financial instruments in which the Fund invests will cause the net asset value of the Fund to fluctuate. Historically, the markets have moved in cycles, and the value of the Fund's securities and derivatives may fluctuate drastically from day to day. Because of its link to the markets, an investment in the Fund may be more suitable for long-term investors who can bear the risk of short-term principal fluctuations, which at times may be significant.

NON-DIVERSIFICATION RISK - Because the Fund is non-diversified, it can invest in the securities of a limited number of issuers. To the extent that the Fund invests a significant percentage of its assets in a limited number of issuers, the Fund is subject to the risks of investing in those few issuers, and may be more susceptible to a single adverse economic or regulatory occurrence. As a result, changes in the market value of a single security could cause greater fluctuations in the value of Fund shares than would occur in a diversified fund.

PORTFOLIO TURNOVER RISK - The Fund's strategy may frequently involve buying and selling portfolio securities to rebalance the Fund's exposure to various market sectors. Higher portfolio turnover may result in the Fund paying higher levels of transaction costs and generating greater tax liabilities for shareholders. Portfolio turnover risk may cause the Fund's performance to be less than you expect.

SHORT SALES RISK - Short sales are transactions in which the Fund sells a security it does not own. To complete the transaction, the Fund must borrow the security to make delivery to the buyer. The Fund is then obligated to replace the security borrowed by purchasing the security at the market price at the time of replacement. The price at such time may be higher or lower than the price at which the security was sold by the Fund. If the underlying security goes down in price between the time the Fund sells the security and buys it back, the Fund will realize a gain on the transaction. Conversely, if the underlying security goes up in price during the period, the Fund will realize a loss on the transaction. Any such loss is increased by the amount of premium or interest the Fund must pay to the lender of the security. Likewise, any gain will be decreased by the amount of premium or interest the Fund must pay to the lender of the security. The Fund is also required to segregate other assets on its books to cover its obligation to return the security to the lender which means that those other assets may not be available to meet the Fund's needs for immediate cash or other liquidity. The Fund's investment performance may also suffer if the Fund is required to close out a short position earlier than it had intended. This would occur if the securities lender required the Fund to deliver the securities the Fund borrowed at the commencement of the short sale and the Fund was unable to borrow the securities from another securities lender or otherwise obtain the security by other means. In addition, the Fund may be subject to expenses related to short sales that are not typically associated with investing in securities directly, such as costs of borrowing and margin account maintenance costs associated with the Fund's open short positions. These expenses negatively impact the performance of the Fund. For example, when the Fund short sells an interest-bearing security, such as a bond, it is obligated to pay the interest on the security it has sold. This cost is partially offset by the interest earned by the Fund on the investment of the cash generated by the short sale. Similarly, when the Fund sells short an equity security that pays a dividend, it is obligated to pay the dividend on the security it has sold. However, a dividend paid on a security sold short generally reduces the market value of the shorted security and thus, increases the Fund's unrealized gain or reduces the Fund's unrealized loss on its short sale transaction. To the extent that the interest rate and/or dividend that the Fund is obligated to pay is greater than the interest earned by the Fund on investments, the performance of the Fund will be negatively impacted. These types of short sales expenses are sometimes referred to as the "negative cost of carry," and will tend to cause the Fund to lose money on a short sale even in instances where the price of the underlying security sold short does not change over the duration of the short sale.

SMALL-CAPITALIZATION AND MID-CAPITALIZATION SECURITIES RISK - In comparison to securities of companies with large capitalizations, securities of small and medium-capitalization companies may have more price volatility, greater spreads between their bid and ask prices, significantly lower trading volumes, and cyclical or static growth prospects. Small and medium-capitalization companies often have limited product lines, markets or financial resources, and may therefore be more vulnerable to adverse developments than large-capitalization companies. These securities may or may not pay dividends. Small and medium-capitalization stocks may underperform other segments of the equity market or the equity market as a whole.

SWAP COUNTERPARTY CREDIT RISK - The Fund may enter into swap agreements, including but not limited to equity index or interest rate swap agreements, for purposes of attempting to gain exposure to a particular group of stocks or to an index of stocks without actually purchasing those stocks, or to hedge a position. The Fund will use short-term swap agreements to exchange the returns (or differentials in rates of return) earned or realized in particular predetermined investments or instruments. The Fund will not enter into any swap agreement unless the Advisor believes that the other party to the transaction is creditworthy. The use of swap agreements involves risks that are different from those associated with ordinary portfolio securities transactions. The Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty. If swap counterparty defaults on its payment obligations to the Fund, this default will cause the value of your investment in the Fund to decrease. In addition, the Fund may enter into swap agreements with a limited number of counterparties, which may increase the Fund's exposure to counterparty credit risk. Swap agreements also may be considered to be illiquid.

FUND PERFORMANCE


The Market Neutral Fund has not yet commenced operations and therefore, does not have any performance.

FUND FEES AND EXPENSES
The table below describes the fees and expenses that you may pay if you buy and hold H-Class Shares of the Fund.

----------------------------------------------------------------------------------------------------------------
                                                                                                       H-CLASS
----------------------------------------------------------------------------------------------------------------
SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)(1)
----------------------------------------------------------------------------------------------------------------
REDEMPTION FEE ON SHARES REDEEMED WITHIN 30 DAYS OF PURCHASE (as a percentage
of amount redeemed, if applicable) (2)                                                                  1.00%
----------------------------------------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
----------------------------------------------------------------------------------------------------------------
MANAGEMENT FEES                                                                                         1.15%
----------------------------------------------------------------------------------------------------------------
DISTRIBUTION OR SHAREHOLDER SERVICE (12b-1) FEES                                                        None
----------------------------------------------------------------------------------------------------------------
TOTAL OTHER EXPENSES(3)                                                                                 X.XX%
----------------------------------------------------------------------------------------------------------------
    SHORT DIVIDEND EXPENSE(3)                                                                           X.XX%
----------------------------------------------------------------------------------------------------------------
    REMAINING OTHER EXPENSES                                                                            X.XX%
----------------------------------------------------------------------------------------------------------------
TOTAL ANNUAL FUND OPERATING EXPENSES                                                                    X.XX%
----------------------------------------------------------------------------------------------------------------

1) The Fund may impose a wire transfer charge of $15 on certain redemptions under $5,000 for accounts held directly through the Fund's transfer agent.

2)   For more information see "Frequent Purchases and Redemptions of Fund
     Shares."

3) Because the Fund is new, "Total Other Expenses," "Short Dividend Expense," and "Remaining Other Expenses" are based on estimated amounts for the current fiscal year. In addition, the Advisor has contractually agreed to pay all operating expenses of the Fund, excluding interest expense and taxes (expected to be de minimis), brokerage commissions and other expenses connected with the execution of portfolio transactions, short dividend expenses, and extraordinary expenses.

IMPORTANT INFORMATION REGARDING STATED EXPENSES - Short Dividend Expense occurs because the Fund short-sells the equity security to gain the inverse exposure necessary to meet its investment objective. The Fund must pay out the dividend rate of the equity security to the purchaser and record this as an expense. This expense is offset - in its entirety or in part - by the income derived from the short-sale and/or by earnings on the proceeds of the short sale. Short Dividend Expense is not a fee charged to the shareholder by the Advisor or other service provider. Rather it is more similar to the transaction costs or capital expenditures associated with the day-to-day management of any mutual fund. If these costs had been treated as transaction costs or capital items rather than as expenses, the expense ratio for H-Class Shares would have equaled X.XX%.

EXAMPLE

The Example that follows is intended to help you compare the cost of investing in H-Class Shares of the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, the Example reflects your costs based on these assumptions.

--------------------------------------------------------------------------------
MARKET NEUTRAL FUND                   1 YEAR                       3 YEARS
--------------------------------------------------------------------------------
H-CLASS SHARES                        $XXX                          $XXX
--------------------------------------------------------------------------------

MORE INFORMATION ABOUT THE FUND:
--------------------------------------------------------------------------------
INVESTMENTS AND RISKS

ADVISOR'S INVESTMENT METHODOLOGY

The Advisor develops and implements structured investment strategies designed to achieve the Fund's objective.

As the result of market observations and internal and external research, the Advisor believes that aggregate hedge fund performance is largely driven by exposure to well recognized structural investment strategies or "Beta." Beta is exposure to any systematic risk for which the investor expects to be rewarded over time. Beta is commonly referred to as market risk. In this context, the Advisor considers exposure to both directional positions (E.G., equity and/or fixed income securities) and non-directional positions (E.G., value and/or corporate default) as Beta. Although hedge fund exposure to these positions varies over time, their exposure to them, in the aggregate, and the investment returns provided by the exposure have historically been stable. The conclusion of the Advisor's research is that aggregate hedge fund returns are replicable through exposure to these structural investment positions and, therefore, can be delivered in a mutual fund.

The Fund employs a proprietary quantitative model that uses a style analysis of the returns of the appropriate segment of the hedge fund universe. This style analysis compares the returns of the appropriate hedge fund universe with the returns of various directional and non-directional positions. Based on the results of this analysis, historical research and market insights, the Advisor constructs a portfolio mix of directional and non-directional positions that best replicates the return, risk and correlation characteristics of the appropriate segment of the hedge fund universe. The Advisor anticipates adding and subtracting directional and non-directional positions over time based on continuing research of hedge fund returns.

DIRECTIONAL AND NON-DIRECTIONAL POSITIONS

A directional position is designed to have a high correlation with market returns. The Advisor selects securities to achieve particular directional positions using a quantitative model to identify those securities with high measures of liquidity and correlation to the appropriate market, for example, the Advisor may use S&P 500 futures to achieve a directional exposure to the equities market. Directional positions have market risk and are exposed to market movements. The Fund will predominately have a long exposure to directional positions. There may be times that the Fund will have a short exposure to directional positions. The Fund uses some, or all, of the following directional positions:

o An EQUITIES position involves investment in a portfolio that buys a basket of stocks or derivatives thereof, such as index futures.

o A FIXED INCOME position involves investment in a basket of U.S. Government securities or bond futures.

o    A COMMODITIES position involves investment in commodity indices.

o A CURRENCIES position involves investment in a basket of foreign currencies such as, but not limited to, the Euro, Japanese Yen, British Pound, Canadian Dollar, Swedish Krona and Swiss Franc.

o A COVERED CALL OPTIONS position involves investment in written call options on underlying securities which the Fund already owns.

o A LONG OPTIONS position involves investment in long call or put options. A long call option provides upside profit potential while limiting downside exposure. A long put option provides downside profit potential while limiting upside exposure.

A non-directional position is designed to have a low correlation with market returns. Non-directional positions attempt to profit by exploiting structural mispricings in the financial markets. Non-directional investment strategies are market neutral in nature and, if executed successfully, have limited market exposure. The Fund will predominately have a long exposure to non-directional positions. There may be times that the Fund will have a short exposure to non-directional positions. The Fund uses some, or all, of the following non-directional positions:

o A MARKET NEUTRAL VALUE position involves investing in a basket of stocks that exhibit traditional value characteristics and simultaneously selling short a basket of stocks that exhibit non-value characteristics. Traditional value characteristics include, but are not limited to, high book-to-price ratios, high earnings-to-price ratios and high cash flow-to-price ratios. The portfolio is formed such that the dollar amount of long and short positions are approximately equal and has limited market exposure.

o A MARKET NEUTRAL GROWTH position involves investing in a basket of stocks that exhibit traditional growth characteristics and simultaneously selling short a basket of stocks that exhibit non-growth characteristics. Traditional growth characteristics include, but are not limited to, high earnings growth and high cash flow growth. The portfolio is formed such that long and short positions are approximately equal and has limited market exposure.

o A MARKET NEUTRAL MOMENTUM position involves investing in a basket of stocks that exhibit strong price momentum and simultaneously selling short a basket of stocks that exhibit weak price momentum. The portfolio is formed such that the dollar amount of long and short positions are approximately equal and has limited market exposure.

o A MARKET NEUTRAL CAPITALIZATION position involves investing in a basket of small-capitalization stocks and simultaneously selling short a basket of large-capitalization stocks. The portfolio is formed such that the dollar amount of long and short positions are approximately equal and has limited market exposure.

o A MERGER ARBITRAGE SPREADS position involves investing in a basket of stocks that are being acquired and simultaneously selling short a basket of stocks that are making the acquisitions. The portfolio is formed such that the dollar amount of long and short positions are approximately equal and has limited market exposure.

o A DURATION NEUTRAL TERM SPREADS position involves investing in long 10-year U.S. Government securities and simultaneously selling short 2-year U.S. Government securities. The portfolio is duration-adjusted such that the duration of both long and positions are approximately equal and has limited market exposure.

o A DURATION NEUTRAL DEFAULT SPREADS position involves investing in a basket of corporate bonds and simultaneously selling short U.S. Government securities of similar duration. The portfolio is formed such that the duration of both long and short positions are approximately equal and has limited market exposure.

OTHER INVESTMENT PRACTICES AND STRATEGIES

Please see the Statement of Additional Information (the "SAI") for a more complete list of portfolio investment strategies, permitted investments and related risks.

PORTFOLIO HOLDINGS

A description of the Fund's policies and procedures with respect to the disclosure of Fund portfolio securities is available in the SAI.

INVESTING WITH RYDEX:
--------------------------------------------------------------------------------
SHAREHOLDER INFORMATION

H-Class Shares are offered directly through Rydex Fund Services Inc. and also through authorized securities brokers and other financial intermediaries.

OPENING YOUR ACCOUNT

You will need to open a Rydex shareholder account to make share transactions - buy, sell or exchange shares of the Fund. You can request an account application by calling Rydex Client Services at 800.820.0888 or 301.296.5406 or simply download an application from the Rydex web site - www.rydexinvestments.com. Certain account types may be opened online via the website. For more information on opening an account, call Rydex Client Services at 800.820.0888 or
301.296.5406 or visit www.rydexinvestments.com.

The type of application you will need depends on the type of account you want to open. For example, if you are opening a retirement account, such as an IRA, you will need to complete a different application than you would if you were opening a taxable account. When you call Rydex to request an account application, be sure to let the Client Services representative know what type of account you want to open to ensure that you receive the correct application.

If you open your account through a broker or other financial intermediary, your financial intermediary will ordinarily assist you in completing the necessary application to open your account with Rydex.

--------------------------------------------------------------------------------
MINIMUM AMOUNTS FOR ESTABLISHING ACCOUNTS
--------------------------------------------------------------------------------
The minimum initial investment amounts for accounts held through a third party (E.G., a brokerage account) are:

     o    $1,000 for retirement accounts

     o    $2,500 for all other accounts

Accounts held DIRECTLY at Rydex are subject to a minimum account balance of $25,000 FOR NON-MANAGED ACCOUNTS (INCLUDING RETIREMENT ACCOUNTS) and $15,000 FOR ACCOUNTS MANAGED BY FINANCIAL INTERMEDIARIES. Accounts opened through a financial intermediary (non-direct) will be subject to your financial intermediary's minimum initial investment amount and minimum account balance, which may be different than the amounts above.

To open an IRA account with Rydex directly, you must transfer an existing IRA (or multiple IRAs) in order to meet the minimum investment amount balance requirements.

There are no minimum amounts for subsequent investments in the Fund except for subsequent investments made via Automated Clearing House ("ACH"). For more information about subsequent investments via ACH please see "Purchase Procedures" below. Rydex reserves the right to modify its minimum account requirements at any time, with or without prior notice to you.
--------------------------------------------------------------------------------

TIPS TO SUCCESSFULLY COMPLETE YOUR ACCOUNT APPLICATION

o You must provide each account holder's social security number or tax ID number and date of birth on the application to avoid a delay in processing.

o    Attach a copy of the trust document when establishing a trust account.

o When establishing an account for your corporation, partnership or self directed retirement plan, please indicate the correct account type to ensure proper tax reporting, and provide a copy of one of the following documents: registered articles of incorporation, government-issued business license, partnership papers, plan documents or other official documentation that verifies the entity and lists the authorized individuals. Failure to provide this documentation may result in a delay in processing your application.

o You must provide a street address (Rydex does not accept P.O. Box only addresses). If any joint owner has a different address than the account registration, please indicate what it is on the application.

o    BE SURE TO SIGN THE APPLICATION.

o If you open an account directly with Rydex you will receive a confirmation statement by mail confirming your initial purchase. Review this confirmation carefully to ensure that all of the information is correct. Notify us promptly of any errors.

TRANSACTION INFORMATION
--------------------------------------------------------------------------------

This section provides important information about the procedures that you must follow when you buy, sell or exchange shares of the Fund. You may submit transaction orders to buy, sell or exchange Fund shares on any day that the NYSE is open for business (a "Business Day"). On any day that the Federal Reserve Bank of New York or the NYSE closes early, the principal government securities and corporate bond markets close early (such as on days in advance of holidays generally observed by participants in these markets), or as permitted by the U.S. Securities and Exchange Commission (the "SEC"), the Fund reserves the right to advance the time that net asset value ("NAV") is calculated and, correspondingly, the time by which purchase and redemption orders must be received.

TRANSACTION CUT-OFF TIMES

All shareholder transaction orders are processed at the NAV next determined after your transaction order is received with all of the necessary information, sometimes referred to as "good order," by the Fund's transfer agent, distributor, or authorized dealer. The following transaction cut-off times have been established in order to allow the transfer agent appropriate time to report the current day's trading activity to the Fund's Advisor. Any application that is sent to the transfer agent does not constitute a purchase order until the transfer agent processes the application and receives correct payment by check, wire transfer or ACH.

--------------------------------------------------------------------------------
METHOD                                               CUT-OFF TIME
--------------------------------------------------------------------------------
By Mail                                              Market Close
--------------------------------------------------------------------------------
By Phone                                             Market Close
--------------------------------------------------------------------------------
By Internet                                          Market Close
--------------------------------------------------------------------------------
By Financial Intermediary                            Market Close*
--------------------------------------------------------------------------------

* Each financial intermediary may have its own rules about share transactions, and may have different cut-off times for processing your transaction order.

EARLY TRANSACTION CUT-OFF TIMES

On any day that the Fund calculates NAV earlier than normal, as described below, Rydex reserves the right to advance the time on that day by which shareholder transaction orders must be received by the transfer agent.

--------------------------------------------------------------------------------
CALCULATING NAV

The price at which you buy, sell and exchange shares is the net asset value per share, which is also known as NAV, plus any applicable redemption fee.

The Fund calculates its NAV by:

o    Taking the current market value of its total assets

o    Subtracting any liabilities

o    Dividing that amount by the total number of shares owned by shareholders

The Fund calculates NAV once each Business Day as of the regularly scheduled close of normal trading on the NYSE (normally, 4:00 p.m., Eastern Time). If the primary exchange or market where the Fund's securities or other investments trade closes early - such as on days in advance of holidays generally observed by participants in these markets - the Fund may calculate NAV as of the earlier closing time in accordance with the policies set forth in the Fund's SAI. For more information on these early closings, please call 800.820.0888 or visit the Rydex web site - www.rydexinvestments.com.

In calculating NAV, the Fund generally values its investment portfolio based on the market price of the securities as of the time the Fund determines NAV. If market prices are unavailable or the Fund thinks that they are unreliable, the Fund prices those securities at fair value as determined in good faith using methods approved by the Board of Trustees. For example, market prices may be unavailable if trading in a particular portfolio security was halted during the day and did not resume prior to the Fund's NAV calculation. The Fund may view market prices as unreliable when the value of a security has been materially affected by events occurring after the market closes, but prior to the time as of which the Fund calculates NAV.

The use of fair valuation in pricing a security involves the consideration of a number of subjective factors and therefore, is susceptible to the unavoidable risk that the valuation may be higher or lower than the price at which the security might actually trade if a reliable market price were readily available.

More information about the valuation of the Fund's holdings can be found in the SAI.
--------------------------------------------------------------------------------

TRANSACTIONS THROUGH YOUR FINANCIAL INTERMEDIARY

If you opened your account through a financial intermediary, you will ordinarily submit your transaction orders through that financial intermediary. Your financial intermediary is responsible for ensuring that your transaction order is in good order, and promptly transmitting your order to the Fund. Transaction orders received in good order by your financial intermediary will be processed at the Fund's next determined NAV. Financial intermediaries may charge fees for the services they provide to you in connection with processing your transaction order or maintaining your account with them. Each financial intermediary may also have its own rules about minimum initial investment amounts, minimum account balances, share transactions, limits on the number of share transactions you are permitted to make in a given time period, and may have different cut-off times for processing your transaction order. For more information about your financial intermediary's rules and procedures, you should contact your financial intermediary directly.

 BUYING FUND SHARES
--------------------------------------------------------------------------------

The Fund offers its shares continuously and investors may submit purchase orders to buy shares on any Business Day. However, Rydex reserves the right to reject or refuse, in whole or in part, any purchase order for Fund shares. Purchase orders, like any other share transaction, are subject to the Fund's transaction cut-off times and will be processed at the NAV next determined after your purchase order is received in good order. The Fund charges a 1.00% redemption fee on redemptions of shares made within thirty (30) days of the date of purchase. See "Frequent Purchases and Redemptions of Fund Shares" below for more information.

PURCHASE PROCEDURES

The Fund offers you the option to submit purchase orders through your financial intermediary or send purchase orders by mail, fax or internet and send purchase proceeds by check, wire transfer or ACH. The Fund does not accept cash or cash equivalents (such as travelers' checks, money orders or bearer bonds), government checks, third-party checks, starter checks or checks drawn on a line of credit (including credit card convenience checks). Cashiers checks, bank checks, official checks and treasurers' checks less than or equal to $10,000 are also not accepted. Rydex reserves the right to refuse other payment instruments if, in the sole discretion of Fund management, it is deemed to be in the best interests of the Fund. You may buy shares and send your purchase proceeds by any of the following methods:

--------------------------------------------------------------------------------------------------------------------------
                                      INITIAL PURCHASE                               SUBSEQUENT PURCHASES
                        --------------------------------------------------------------------------------------------------
BY MAIL                 Complete the account application that        Complete the Rydex investment slip included with
IRA AND OTHER           corresponds to the type of account you are   your quarterly statement or send written purchase
RETIREMENT ACCOUNTS     opening.                                     instructions that include:
REQUIRE ADDITIONAL      o MAKE SURE TO DESIGNATE THE RYDEX FUND(S)   O YOUR NAME
PAPERWORK.              YOU WANT TO PURCHASE.                        O YOUR SHAREHOLDER ACCOUNT NUMBER
                        o MAKE SURE YOUR INVESTMENT MEETS THE        O THE RYDEX FUND(S)YOU WANT TO PURCHASE.
CALL RYDEX CLIENT       ACCOUNT MINIMUM.
SERVICES TO REQUEST     --------------------------------------------------------------------------------------------------
A                                               Make your check payable to RYDEX INVESTMENTS.
                        --------------------------------------------------------------------------------------------------
                                   Your check must be drawn on a U.S. bank and payable in U.S. Dollars.
--------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------
RETIREMENT ACCOUNT      --------------------------------------------------------------------------------------------------
INVESTOR APPLICATION            Include the name of the Rydex Fund(s) you want to purchase on your check.
KIT.                    IF YOU DO NOT SPECIFY WHICH RYDEX FUND(S) YOU WANT TO PURCHASE, YOUR INVESTMENT WILL BE CREDITED
                         TO THE RYDEX U.S. GOVERNMENT MONEY MARKET FUND, WHICH IS OFFERED IN A SEPARATE PROSPECTUS.
                        --------------------------------------------------------------------------------------------------
                          Mail your application and check to:       Mail your written purchase instructions and check to:
                        --------------------------------------------------------------------------------------------------
                         MAILING ADDRESS:
                         Rydex Investments
                         Attn: Ops. Dept.
                         9601 Blackwell Road, Suite 500
                         Rockville, MD 20850
------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------
                                       INITIAL PURCHASE                              SUBSEQUENT PURCHASES
                        ------------------------------------------------------------------------------------------------
                        Submit new account paperwork, and then call              Be sure to designate in your
                        Rydex to obtain your account number.                     wire instructions the Rydex
BY WIRE                 o MAKE SURE TO DESIGNATE THE RYDEX FUND(S)               Fund(s) you want to purchase.
                        YOU WANT TO PURCHASE.
                        o MAKE SURE YOUR INVESTMENT MEETS THE ACCOUNT
                        MINIMUM.
RYDEX CLIENT SERVICES   ------------------------------------------------------------------------------------------------
PHONE NUMBER:           To obtain "same-day credit" (to get that Business Day's
800.820.0888            NAV) for your purchase order, YOU MUST CALL RYDEX CLIENT
OR                      SERVICES AND PROVIDE THE FOLLOWING INFORMATION PRIOR TO
301.296.5406            THE TRANSACTION CUT-OFF TIME FOR THE RYDEX FUND(S) YOU
                        ARE PURCHASING:
                        o Account Number
                        o Fund Name
                        o Amount of Wire
                        o Fed Wire Reference Number (upon request)
                        You will receive a confirmation number to verify that
                        your purchase order has been accepted.

                        IF YOU DO NOT NOTIFY RYDEX CLIENT SERVICES OF THE INCOMING WIRE, YOUR PURCHASE ORDER WILL NOT
                        BE PROCESSED UNTIL THE BUSINESS DAY FOLLOWING THE RECEIPT OF THE WIRE.

                        WIRE INSTRUCTIONS:
                        U.S. Bank
                        Cincinnati, OH
                        Routing Number: 0420-00013
                        For Account of: Rydex Investments
                        Account Number: 48038-9030
                        [Your Name]
                        [Your shareholder account number]

                        IF YOU DO NOT SPECIFY THE RYDEX FUND(S) YOU WANT TO
                        PURCHASE, YOUR INVESTMENT WILL BE CREDITED TO THE RYDEX
                        U.S. GOVERNMENT MONEY MARKET FUND, WHICH IS OFFERED IN A
                        SEPARATE PROSPECTUS.
------------------------------------------------------------------------------------------------------------------------


------------------------------------------------------------------------------------------------------------------------
                                        INITIAL PURCHASE                            SUBSEQUENT PURCHASES

                        ------------------------------------------------------------------------------------------------
                        Submit new account paperwork, and then                  SUBSEQUENT PURCHASES MADE VIA ACH
                        call Rydex to obtain your account                       MUST BE A  MINIMUM OF $50.
BY ACH                  number. Be sure to complete the                         To make a subsequent purchase
(FAX)                   "Electronic Investing via ("ACH")" section.             send written purchase instructions
                        Then, fax it to Rydex (ONLY                             that include:
RYDEX FAX NUMBER:       Individual, Joint and UGMA/UTMA
301.296.5103            accounts may be opened by fax).                         o YOUR NAME
                                                                                o YOUR SHAREHOLDER ACCOUNT NUMBER
                                                                                o THE RYDEX FUND(S) YOU WANT TO
                        o MAKE SURE TO INCLUDE A LETTER OF INSTRUCTION          PURCHASE
                        REQUESTING THAT WE PROCESS YOUR PURCHASE BY ACH.        o ACH BANK INFORMATION (IF NOT
                        o MAKE SURE TO DESIGNATE THE RYDEX FUND(S) YOU          ON RECORD).
                        WANT TO PURCHASE.
                        o MAKE SURE YOUR INVESTMENT MEETS THE
                        ACCOUNT MINIMUM.
------------------------------------------------------------------------------------------------------------------------
BY ACH (INTERNET)              Follow the directions on the Rydex web site - www.rydexinvestments.com
------------------------------------------------------------------------------------------------------------------------



CANCELLED PURCHASE ORDERS

Rydex will ordinarily cancel your purchase order under the following circumstances:

o    if your bank does not honor your check for any reason

o    if the transfer agent (Rydex) does not receive your wire transfer

o    if the transfer agent (Rydex) does not receive your ACH transfer

o    if your bank does not honor your ACH transfer

IF YOUR PURCHASE ORDER IS CANCELLED FOR ANY OF THESE REASONS, YOU WILL NOT BE ENTITLED TO BENEFIT FROM ANY INCREASE IN NAV THAT THE FUND MAY HAVE EXPERIENCED FROM THE TIME OF YOUR ORDER TO THE TIME OF ITS CANCELLATION. IN ADDITION, IF THE FUND'S NAV DECREASES IN VALUE FROM THE TIME OF YOUR ORDER TO THE TIME OF ITS CANCELLATION, THE FUND WILL HOLD YOU LIABLE FOR ANY LOSSES THAT IT INCURS AS A RESULT OF YOUR CANCELLED ORDER.

SELLING FUND SHARES
--------------------------------------------------------------------------------

The Fund redeems its shares continuously and investors may sell their shares back to the Fund on any Business Day. You may redeem all or any portion of your Fund shares at the Fund's next determined NAV calculated after your redemption order is received in good order by the transfer agent. Redemption orders, like any other share transaction, are subject to the Fund's transaction cut-off times and will be processed at the NAV next determined after your redemption order is received in good order by the transfer agent. The Fund charges a 1.00% redemption fee on redemptions of shares made within thirty (30) days of the date of purchase. See "Frequent Purchases and Redemptions of Fund Shares" below for more information.

The Fund may suspend your right to redeem your shares during times when trading on the NYSE is suspended or restricted, or otherwise as permitted by the SEC. The Fund reserves the right to pay part of your redemption proceeds in liquid securities with a market value equal to the redemption price.

REDEMPTION PROCEDURES

You will ordinarily submit your transaction order through your financial intermediary or other securities dealers through which you opened your shareholder account or through Rydex directly. The Fund also offers you the option to send redemption orders to Rydex by:

--------------------------------------------------------------------------------
            MAIL             Rydex Investments
                             Attn: Ops. Dept.
                             9601 Blackwell Road, Suite 500
                             Rockville, MD 20850
--------------------------------------------------------------------------------
                             301.296.5103
            FAX              If you send your redemption order by fax, you must
                             call Rydex Client Services at 800.820.0888 or
                             301.296.5406 to verify that your fax was received
                             and when it will be processed.
--------------------------------------------------------------------------------
         TELEPHONE           800.820.0888 or 301.296.5406 (not available for
                             retirement accounts)
--------------------------------------------------------------------------------

Whether you transmit your redemption order by mail, fax or telephone, you must include the following information in your redemption order:

o    your name

o    your shareholder account number

o    Fund name(s)

o    dollar amount or number of shares you would like to sell

o whether you want your sale proceeds sent to you by check, wire or ACH (a new alternate payee or new wire instructions may require a signature guarantee)

o    signature of account owner(s) (not required for telephone redemptions)

You may only place a redemption order if you are the registered owner of the account or the registered owner has given Rydex written authorization to allow you to make redemptions from the account. You will receive a confirmation number for your redemption. Please retain it for your records.

DISTRIBUTIONS FROM QUALIFIED RETIREMENT ACCOUNTS

Distributions from your tax-qualified plan or individual retirement account
(IRA) may have adverse tax consequences to you. You should consult your tax adviser before redeeming shares and making distributions from your tax-qualified plan or IRA account. All requests for distributions of redemption proceeds from tax-qualified plan and IRA accounts must be in writing. All distributions from tax-qualified plans and IRAs are subject to tax withholding rules.

RECEIVING YOUR REDEMPTION PROCEEDS

Your redemption proceeds normally will be sent within seven days of the transfer agent receiving your request. For redemption orders that settle on federal bank holidays, your redemption proceeds will be sent on the next Business Day following the holiday. FOR INVESTMENTS MADE BY CHECK OR ACH (NOT WIRE PURCHASES), PAYMENT OF REDEMPTION PROCEEDS MAY BE DELAYED UNTIL THE TRANSFER AGENT IS REASONABLY SATISFIED THAT YOUR PURCHASE HAS CLEARED. IT MAY TAKE UP TO 15 DAYS FOR YOUR PURCHASE TO CLEAR.

All redemptions will be mailed to your address of record, sent electronically via ACH or wired to your bank account of record. You may request overnight mail service for an additional fee. If you request payment of redemption proceeds to a third party or to a location other than your address of record or bank account of record, your redemption request must be IN WRITING AND MUST INCLUDE A SIGNATURE GUARANTEE AND MAY NOT BE FAXED.

--------------------------------------------------------------------------------
SIGNATURE GUARANTEES

Signature guarantees help protect you and your account against fraud. You can obtain a signature guarantee at most banks and financial intermediaries. A notary public cannot provide a signature guarantee. You may not use fax to transmit a signature guarantee to the Fund.
--------------------------------------------------------------------------------

LOW BALANCE ACCOUNTS

To offset the administrative expense of servicing small accounts, the Fund may impose, without additional notice, an administrative fee of $15 per year during periods where your account balance falls below the account minimum requirements for any reason. The Fund may redeem your shares if the value of your account falls below the required minimum investment amount. However, the Fund will provide you with at least 30 days' written notice to allow you sufficient time to add to your account and avoid the redemption of your shares.

EXCHANGING FUND SHARES
--------------------------------------------------------------------------------

An exchange is when you sell shares of one Rydex Fund and use the proceeds from that sale to purchase shares of another Rydex Fund. Investors may make exchanges on any Business Day of H-Class Shares of any Rydex Fund for H-Class Shares (or Investor Class Shares or Advisor Class Shares, if applicable) of any other Rydex Fund on the basis of the respective NAVs of the shares involved. Exchange requests, like any other share transaction, will be processed at the NAV next determined after your exchange order is received in good order. Exchanges involving other Rydex Funds not included in this Prospectus may be subject to different transaction cut-off times. All exchange requests must be received by the Rydex Funds' transfer agent prior to the cut-off time of the Rydex Fund you are exchanging out of or the Rydex Fund you are exchanging into, whichever is earlier, to be processed at that Business Day's NAV. See "Exchanges with Other Rydex Funds" below for additional information. The exchange privilege may be modified or discontinued at any time.

EXCHANGE PROCEDURES

You will ordinarily submit your transaction order through your financial intermediary or other securities dealers through which you opened your shareholder account or through Rydex directly. The Fund also offers you the option to send exchange requests to Rydex by:

--------------------------------------------------------------------------------
                            Rydex Investments
                            Attn: Ops. Dept.
           MAIL             9601 Blackwell Road, Suite 500
                            Rockville, MD 20850
--------------------------------------------------------------------------------
                            301.296.5101
                            If you send your exchange request by fax, you must
            FAX             call Rydex Client Services at 800.820.0888 to verify
                            that your fax was received and when it will be
                            processed.
--------------------------------------------------------------------------------
         TELEPHONE          800.820.0888 OR 301.296.5406
--------------------------------------------------------------------------------
         INTERNET           Follow the directions on the Rydex web site -
                            www.rydexinvestments.com
--------------------------------------------------------------------------------

Whether you transmit your exchange request by mail, fax, telephone or internet, you must include the following information in your exchange request:

o    your name

o    your shareholder account number

o Fund name(s) you are exchanging out of (selling) and Fund name(s) you are exchanging into (buying)

o dollar amount, number of shares or percentage of Fund position involved in the exchange

o signature of account owner(s) (not required for telephone or internet exchanges)

You may only place exchange orders if you are the registered owner of the account or the registered owner has given Rydex written authorization to allow you to trade the account. You will receive a confirmation number for your exchange. Please retain it for your records.

MINIMUM EXCHANGE AMOUNTS

The minimum amount for an exchange is either $1,000 or 100% of the Fund position from which the exchange is coming, whichever is less. If you are exchanging the minimum amount, you may not split the proceeds between multiple Rydex Funds. If you place exchange transactions in shares or in percentages, the minimum exchange amount still applies. This minimum may be waived for accounts that are part of an asset allocation strategy.

EXCHANGES WITH OTHER RYDEX FUNDS

On any Business Day, investors may make exchanges of H-Class Shares of the Fund for H-Class Shares (or Investor Class Shares or Advisor Class Shares if applicable) of any Rydex Fund not offered in this Prospectus. WHILE MOST RYDEX FUNDS OFFER UNLIMITED EXCHANGE PRIVILEGES WITH NO MINIMUM HOLDING PERIODS OR TRANSACTION FEES, CERTAIN RYDEX FUNDS, INCLUDING THE MARKET NEUTRAL FUND, DO NOT ALLOW UNLIMITED TRADING. SEE "FREQUENT PURCHASES AND REDEMPTIONS OF FUND SHARES" FOR MORE INFORMATION. IF YOU ARE CONTEMPLATING AN EXCHANGE FOR SHARES OF ANY RYDEX FUND NOT OFFERED IN THIS PROSPECTUS, YOU SHOULD OBTAIN AND REVIEW THAT RYDEX FUND'S CURRENT PROSPECTUS BEFORE MAKING THE EXCHANGE. You can obtain a prospectus for any Rydex Fund not offered in this Prospectus by calling
800.820.0888 or 301.296.5406 or visiting the Rydex web site at WWW.RYDEXINVESTMENTS.COM.

RYDEX ACCOUNT POLICIES
--------------------------------------------------------------------------------

SHAREHOLDER IDENTIFICATION AND VERIFICATION

Federal regulations may require the Fund to obtain your name, your date of birth (for a natural person), your residential street address or principal place of business and your Social Security Number, Employer Identification Number or other government issued identification when you open an account. Additional information may be required in certain circumstances or to open accounts for corporations or other entities. The Fund may use this information to attempt to verify your identity. The Fund may not be able to establish an account if the necessary information is not received. The Fund may also place limits on account transactions while it is in the process of attempting to verify your identity. Additionally, if the Fund is unable to verify your identity after your account is established, the Fund may be required to redeem your shares and close your account.

Rydex provides accounts for U.S. citizens and resident aliens. We will not open a new account for any non-resident aliens (natural person or entity). If you are unsure of your status please consult your tax adviser. Non-resident aliens may hold Rydex Funds through a financial intermediary, subject to that financial intermediary's requirements.

Customer identification and verification is part of the Fund's overall obligation to deter money laundering under applicable law. The Fund has adopted an anti-money laundering compliance program designed to prevent the Fund from being used for money laundering or the financing of terrorist activities. In this regard, the Fund reserves the right to (i) refuse, cancel or rescind any purchase or exchange order, (ii) freeze any account and/or suspend account services or (iii) involuntarily close your account in cases of threatening conduct or suspected fraudulent or illegal activity. These actions will be taken when, in the sole discretion of Fund management, they are deemed to be in the best interests of the Fund or in cases when the Fund is requested or compelled to do so by governmental or law enforcement authority. If your account is closed at the request of governmental or law enforcement authority, you may not receive proceeds of the redemption if the Fund is required to withhold such proceeds.

CHANGES TO YOUR ACCOUNT

For information on what is required to make changes and/or additions to your account, and to obtain the appropriate forms, please visit the Rydex web site at www.rydexinvestments.com or call 800.820.0888 or 301.296.5406. If you own shares that are registered in your intermediary's name, and you want to transfer the registration to another intermediary or want the shares registered in your name, then you should contact your intermediary for instructions on how to make this change.

TRANSACTIONS OVER TELEPHONE OR INTERNET

Internet and telephone transactions are extremely convenient, but are not risk free. To ensure that your internet and telephone transactions are safe, secure, and as risk-free as possible, the Rydex Funds have instituted certain safeguards and procedures for determining the identity of web site users (including the use of secure passwords and 128-bit encryption technology) and telephone callers and authenticity of instructions. As a result, neither the Fund nor its transfer agent will be responsible for any loss, liability, cost, or expense for following internet, telephone or wire instructions they reasonably believe to be genuine. If you or your intermediaries make exchange requests by telephone or internet, you will generally bear the risk of any loss. Neither the Fund, nor its transfer agent, is responsible for internet transactions that are not received.

During periods of unusually high market activity or other times, it may be difficult to reach Rydex by telephone or access our internet site. Rydex and its affiliates will not be liable for any losses resulting from a cause over which Rydex or its affiliates do not have direct control, including but not limited to the failure of electronic or mechanical equipment or communication lines, telephone or other interconnect problems (E.G., if you are unable to access your online service provider), input errors on the internet, severe weather, facilities emergencies, earthquakes, floods and strikes or other labor problems. If you are not able to reach Rydex by your regular medium, consider sending written instructions.

STATEMENTS & CONFIRMATIONS

You will receive statements and trade confirmations of your investment transactions. You may elect to suppress trade confirmations by requesting this option in writing or via the internet. You may choose to receive your confirmations and/or statements either by mail or electronically.

eDELIVERY SERVICES

eDelivery offers shareholders the convenience of receiving most communications (such as trade confirmations, statements, prospectuses and shareholder reports, etc.) from the Fund through the web via email notification. For more information on eDelivery, please visit the Rydex web site at www.rydexinvestments.com. The Fund reserves the right to discontinue your eDelivery service if two (2) or more e-mail notices are returned as undeliverable.

RYDEX EXPRESS LINE - 1(800) 717-7776

You may access information about the Rydex Funds and your Rydex account anytime with the Rydex Express Line. This automated line gives you telephone access to Rydex Fund information including NAVs, daily factors, fund assets and distributions as well as balance and history information on your Rydex account.

SERVICE AND OTHER FEES

Rydex may charge the following administrative fees on accounts held directly through the Fund's transfer agent for services associated with the following:

o    $15 for wire transfers of redemption proceeds under $5,000

o    $50 on purchase checks returned for insufficient funds

o $25 to stop payment of a redemption check within 10 Business Days of the settlement date

o $15 for standard overnight packages (fee may be higher for special delivery options)

o    $25 for bounced draft checks or ACH transactions

o    $15 per year for low balance accounts

o The Fund reserves the right, upon notice, to charge you a fee to cover the costs of special requests for information that require extensive research or employee resources. Such requests could include a request for historical account transcripts or the retrieval of a significant number of documents.

Rydex reserves the right to change any of these fees or add additional service fees at any time.

RETIREMENT ACCOUNT FEES

Certain retirement plans such as IRA, SEP, Roth IRA and 403(b) accounts, are charged an annual $15 maintenance fee. Upon liquidating your retirement account, a $15 account-closing fee (and any unpaid annual maintenance fee) will be deducted from the proceeds of your redemption. You may pay the annual maintenance fee at any time during the calendar year by sending Rydex a check. If the annual maintenance fee is not paid separately prior to December, it will be deducted from your account.

ACCOUNT FEE WAIVERS

Certain fees may be waived for accounts with balances equal to or greater than $250,000 at the time the fee is charged. The fees that may be waived are the Annual maintenance fee and account-closing fee for retirement accounts and the fee for wires less than $5,000.

FREQUENT PURCHASES AND REDEMPTIONS OF FUND SHARES

Unlike most other Rydex Funds, the Fund is not suitable for purchase by active investors. The Fund is intended for long-term investment purposes only and discourages shareholders from engaging in "market timing" or other types of excessive short-term trading. This frequent trading into and out of the Fund may present risks to the Fund's long-term shareholders, all of which could adversely affect shareholder returns. The risks posed by frequent trading include interfering with the efficient implementation of the Fund's investment strategies, triggering the recognition of taxable gains and losses on the sale of Fund investments, requiring the Fund to maintain higher cash balances to meet redemption requests, and experiencing increased transaction costs. Consequently, the Board of Trustees has adopted policies and procedures designed to prevent frequent purchases and redemptions of shares of the Fund.

In an effort to discourage short-term trading and defray costs incurred by shareholders as a result of same, the Board of Trustees has approved a 1.00% redemption fee to be imposed uniformly on all Fund shares redeemed within thirty
(30) days of the date of purchase (including shares of the Fund that are acquired through an exchange) subject to the limitations discussed below. The fee is deducted from the sale proceeds and cannot be paid separately, and any proceeds of the fee are credited to the assets of the Fund. The fee does not apply to shares purchased with reinvested dividends or distributions. In determining how long shares of the Fund have been held, the Fund assumes that shares held by the investor the longest period of time will be sold first. The redemption fee is applicable to Fund shares purchased either directly or through a financial intermediary, such as a broker-dealer. Transactions through financial intermediaries typically are placed with the Fund on an omnibus basis and include both purchase and sale transactions placed on behalf of multiple investors. The Fund requests that financial intermediaries assess the redemption fee on customer accounts and collect and remit the proceeds to the Fund. However, the Fund recognizes that due to operational and system limitations, intermediaries' methods for tracking and calculating the fee may be inadequate or differ in some respects from the Fund's. Therefore, to the extent that financial intermediaries are unable to collect the redemption fee, the Fund may not be able to defray the expenses associated with short-term trades made by that financial intermediary's customers.

The Fund reserves the right to waive the redemption fee in its discretion where either the Fund believes such waiver is in the best interests of the Fund, including certain categories of redemptions that the Fund reasonably believes may not raise frequent trading or market timing concerns or where the financial intermediary's processing systems are unable to properly apply the redemption fee. These categories currently include (i) participants in certain group retirement plans or group annuity contracts whose processing systems are incapable of properly applying the redemption fee to underlying shareholders; (ii) redemptions resulting from certain transfers upon the death of a shareholder; (iii) redemptions by certain pension plans as required by law or by regulatory authorities; (iv) systematic redemptions; (v) retirement loans and withdrawals; and (vi) redemptions in accounts participating in certain approved asset allocation programs.

For purposes of applying the Fund's policies, the Advisor may consider the trading history of accounts under common ownership or control. In addition, the Fund reserves the right to reject any purchase request by any investor or group of investors for any reason without prior notice, including, in particular, if the Advisor reasonably believes that the trading activity would be harmful or disruptive to the Fund. Although these policies are designed to deter frequent trading, none of these measures alone nor all of them taken together eliminate the possibility that frequent trading in the Fund will occur, particularly with respect to trades placed by shareholders that invest in the Fund through omnibus accounts maintained by brokers, retirement plan accounts and other financial intermediaries. The Fund's access to information about individual shareholder transactions made through such omnibus arrangements is often unavailable or severely limited. As a result, the Fund cannot assure that its policies will be enforced with regard to those Fund shares held through such omnibus arrangements (which may represent a majority of Fund shares), and as a result frequent trading could adversely affect the Fund and its long-term shareholders as discussed above.

RIGHTS RESERVED BY THE FUND

The Fund reserves the right to close your account in cases of suspected fraudulent or illegal activity in accordance with applicable law. This action may be taken when, in the sole discretion of Fund management, it is deemed to be in the best interests of the Fund or in cases where the Fund is requested or compelled to do so by applicable law. If your account is closed at the request of governmental or law enforcement authority or pursuant to applicable law, you may not receive proceeds of the redemption if the Fund is required to withhold such proceeds.

DISTRIBUTION AND SHAREHOLDER SERVICES
--------------------------------------------------------------------------------

The Fund has adopted a Distribution Plan and a Shareholder Services Plan with respect to H-Class Shares that allows the Fund to pay distribution and/or services fees to Rydex Distributors, Inc. (the "Distributor") and other firms that provide distribution and/or shareholder services ("Service Providers"). The Fund will pay distribution fees to the Distributor at an annual rate not to exceed 0.25% of average daily net assets, pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended. If a Service Provider provides shareholder services, the Fund will pay service fees to the Distributor at an annual rate not to exceed 0.25% of the average daily net assets of the Fund. The Distributor will, in turn, pay the Service Provider for the services it provides. Because the Fund pays these fees out of assets on an ongoing basis, over time these fees may cost you more than other types of sales charges and will increase the cost of your investment.

COMPENSATION TO DEALERS

The Advisor, at its expense, may provide compensation to financial intermediaries for the sale of Fund shares. These payments may be made, at the discretion of the Advisor, to certain dealers who have sold shares of the Rydex Funds. The level of payments made to dealers will generally vary, but may be significant. These payments may provide an incentive for dealers to sell shares of the Rydex Funds and promote the retention of their customer's assets in the Fund. Any payments described above will not change the price paid by investors for the purchase of the applicable Rydex Fund's shares or the amount that any particular Rydex Fund will receive as proceeds from such sales. The Advisor determines the extent of such payments in its sole discretion in response to requests from dealer firms, based on factors it deems relevant, such as the dealer's sales, assets, share class utilized and the quality of the dealer's relationship with the Advisor. The Advisor periodically determines the advisability of continuing these payments. The Advisor may also pay expenses associated with meetings that facilitate educating financial advisers and shareholders about the Rydex Funds that are conducted by dealers.

DIVIDENDS AND DISTRIBUTIONS
--------------------------------------------------------------------------------

TIMING OF PAYMENTS

Income dividends, if any, are paid at least annually by the Fund. If you own Fund shares on the Fund's record date, you will be entitled to receive the dividend. The Fund may declare and pay dividends on the same date. The Fund makes distributions of capital gains, if any, at least annually. The Fund, however, may declare a special capital gains distribution if the Board of Trustees believes that such a distribution would be in the best interests of the shareholders of the Fund.

DIVIDEND PAYMENT OPTIONS

Dividends and distributions will be paid in the form of additional Fund shares unless you have elected to receive payment in cash. If you did not elect to receive cash payments of dividends and distributions on your application, you must notify the Fund in writing to change your election prior to the date of the next distribution. Your election will become effective for dividends paid after the Fund receives your written notice. To cancel your election, simply send written notice to the Fund. Dividends and distributions with values of $10 or less may be automatically reinvested.

TAX INFORMATION
--------------------------------------------------------------------------------

The following is a summary of some important tax issues that affect the Fund and its shareholders. The summary is based on current tax laws, which may be changed by legislative, judicial or administrative action. You should not consider this summary to be a detailed explanation of the tax treatment of the Fund, or the tax consequences of an investment in the Fund. MORE INFORMATION ABOUT TAXES IS LOCATED IN THE SAI. YOU ARE URGED TO CONSULT YOUR TAX ADVISER REGARDING SPECIFIC QUESTIONS AS TO FEDERAL, STATE AND LOCAL INCOME TAXES.

TAX STATUS OF THE FUND

The Fund is treated as a separate entity for federal tax purposes, and intends to qualify for the special tax treatment afforded regulated investment companies. As long as the Fund qualifies as a regulated investment company, it pays no federal income tax on the earnings it distributes to shareholders.

TAX STATUS OF DISTRIBUTIONS

o The Fund will, at least annually, distribute substantially all of its net investment income and net capital gains income.

o The income dividends and short-term capital gains distributions you receive from the Fund will be taxed as either ordinary income or qualified dividend income. Dividends that are qualified dividend income are eligible for the reduced maximum rate to individuals of 15% (5% for individuals in lower tax brackets) to the extent that the Fund receives qualified dividend income.

o Any long-term capital gains distributions you receive from the Fund are taxable as long-term capital gains regardless of how long you have owned your shares. Long-term capital gains are currently taxed at a maximum rate of 15%.

o Absent further legislation, the maximum 15% tax rate on qualified dividend income and long-term capital gains will cease to apply to taxable years beginning after December 31, 2010.

o Dividends and distributions are generally taxable to you whether you receive them in cash or in additional shares.

o Corporate shareholders may be entitled to a dividends-received deduction for the portion of dividends they receive that are attributable to dividends received by the Fund from U.S. corporations, subject to certain limitations.

o Long-term capital gains distributions will result from gains on the sale or exchange of capital assets held by the Fund for more than one year.

o Distributions paid in January but declared by the Fund in October, November or December of the previous year may be taxable to you in the previous year.

o The Fund will inform you of the amount of your ordinary income dividends, qualified dividend income, and long-term capital gain distributions shortly after the close of each calendar year.

o If you hold your shares in a tax-qualified retirement account, you generally will not be subject to federal taxation on Fund distributions until you begin receiving distributions from your retirement account. You should consult your tax adviser regarding the tax rules that apply to your retirement account.

o With respect to investments by the Fund, some foreign governments levy withholding taxes against dividend and interest income. Although in some countries a portion of these withholding taxes is recoverable, the nonrecovered portion will reduce the income received from the securities in the Fund. In addition, the Fund may be able to pass along a tax credit for foreign income taxes that they pay. The Fund will provide you with the information necessary to reflect foreign taxes paid on your income tax return if it makes this election.

TAX STATUS OF SHARE TRANSACTIONS

EACH SALE, EXCHANGE, OR REDEMPTION OF FUND SHARES MAY BE A TAXABLE EVENT TO YOU. For tax purposes, an exchange of Fund shares for shares of a different Rydex Fund is treated the same as a sale. You should consider the tax consequences of any redemption or exchange before making such a request, especially with respect to redemptions if you invest in the Fund through a tax-qualified retirement plan.

STATE TAX CONSIDERATIONS

The Fund is not liable for any income or franchise tax in Delaware as long as it qualifies as a regulated investment company for federal income tax purposes. In addition to federal taxes, distributions by the Fund and ownership of Fund shares may be subject to state and local taxes. You should consult your tax adviser regarding how state and local tax laws affect your investment in Fund shares.

MANAGEMENT OF THE FUND
--------------------------------------------------------------------------------
INVESTMENT ADVISOR

Rydex Investments is located at 9601 Blackwell Road, Suite 500, Rockville, Maryland 20850, and serves as investment adviser of the Fund. The Advisor has served as the investment adviser of the Rydex Funds since each Rydex Fund's inception, and also serves as sub-adviser to several other mutual funds.

The Advisor makes investment decisions for the assets of the Fund and continuously reviews, supervises, and administers the Fund's investment program. The Board of Trustees of the Trust supervises the Advisor and establishes policies that the Advisor must follow in its day-to-day management activities. Pursuant to an investment advisory agreement between the Trust and the Advisor, the Fund will pay the Advisor a fee at an annualized rate based on the average daily net assets of the Fund, as set forth below:

FUND                                        ADVISORY FEE
--------------------------------------------------------
MARKET NEUTRAL                                     1.15%

The Advisor bears all of its own costs associated with providing these advisory services and the expenses of the members of the Board of Trustees who are affiliated with the Advisor. The Advisor may make payments from its own resources to broker-dealers and other financial institutions in connection with the sale of Fund shares.

As part of its agreement with the Trust, the Advisor will pay all operating expenses of the Fund, including the cost of transfer agency, custody, fund administration, legal, audit and other services, except interest expense, taxes (expected to be de minimis), brokerage commissions and other expenses connected with execution of portfolio transactions, short dividend expenses, and extraordinary expenses.

A discussion regarding the basis for the Board's August 2006 approval of the Fund's investment advisory agreement is available in the Trust's September 30, 2006 Semi-Annual Report to Shareholders, which covers the period April 1, 2006 to September 30, 2006. A discussion regarding the basis for the Board's August 2007 approval of the Fund's investment advisory agreement will be available in the Fund's September 30, 2007 Semi-Annual Report to Shareholders, which covers the period April 1, 2007 to September 30, 2007.

PORTFOLIO MANAGEMENT

Mike Byrum, President and Chief Investment Officer ("CIO") of Rydex Investments, leads the Portfolio Department. Mr. Byrum's senior management team, called the Investment Leadership Team ("ILT"), consists of five investment professionals that are responsible for overseeing different functions within the Portfolio Department. Those members include Michael Dellapa as the Director of Research, Douglas Holmes as the Strategic Advisor, James King as the Director of Portfolio Management, David Reilly as the head of Portfolio Strategies, and Stephen Sachs as the Director of Trading. The role of the ILT is to set the overall policies of the Portfolio Department with respect to investment strategies and business development. The remainder of the Portfolio Department reports to the members of the ILT, and consists of a team of approximately 16 investment professionals that focus on research, trading, and implementing the portfolios.

On a day-to-day basis the following three individuals are jointly and primarily responsible for the management of the Fund.

MICHAEL P. BYRUM, CFA, President and CIO of Rydex Investments - As the CIO, Mr. Byrum has ultimate responsibility of the management of the Fund. He has been associated with Rydex Investments since the Advisor was founded in 1993. Mr. Byrum was named the President of Rydex Investments in 2004 and has served as Chief Investment Officer of Rydex Investments since 2000. During this time, he has played a key role in the development of the firm's investment strategies and product offerings. As Senior Portfolio Manager, Mr. Byrum was instrumental in the launch of the OTC, Precious Metals, Government Long Bond 1.2x Strategy, Inverse Government Long Bond Strategy, Inverse S&P 500 Strategy and Inverse OTC Strategy Funds, and helped to create the Sector Funds, all of which are offered in a separate prospectus. He was named Vice President of Portfolio for Rydex Investments in 1998, and Executive Vice President in 2000. Prior to joining Rydex Investments, Mr. Byrum worked for Money Management Associates, the investment adviser for Rushmore Funds, Inc. He holds a degree in finance from Miami University of Ohio and is a member of the CFA Institute and the Washington Society of Investment Analysts. Mr. Byrum has co-managed the Fund since its inception.

JAMES R. KING, CFA, Director of Portfolio Management - Mr. King is responsible for a team of portfolio managers who manage all of the Rydex Funds. He joined Rydex Investments in 1996 and was promoted to assistant portfolio manager in 1997. In 1998, he became a portfolio manager and was promoted in 2001 to senior portfolio manager and currently serves as director of portfolio management. Prior to joining Rydex Investments, Mr. King worked as a registered representative at DMG Securities. He holds a degree in finance from the University of Maryland. Mr. King has co-managed the Fund since its inception.

MICHAEL J. DELLAPA, CFA, Director of Investment Research - Mr. Dellapa joined Rydex Investments in 2000 as a Research Analyst and was promoted to portfolio manager in 2003. During his tenure as a portfolio manager, he had direct oversight for the Russell 2000(R) 1.5x Strategy, Healthcare, Biotechnology, and Consumer Products Funds, all of which are offered in a separate prospectus. In 2005, Mr. Dellapa became Director of Investment Research. Since joining Rydex Investments, Mr. Dellapa has played a key role in developing research processes and systems to enhance current funds and develop new investment products. Prior to joining Rydex Investments, he worked as an equity analyst for Invista Capital and systems analyst for Accenture. He holds an engineering degree from the University of Maryland and MBA from the University of Chicago. Previously, he was owner/consultant of Dellapa Consulting Inc. as well as a senior consultant and an analyst at Andersen Consulting. Mr. Dellapa has co-managed the Fund since its inception.

Mr. Dellapa oversees the research and creation of the processes used to select investments. Mr. King oversees the day-to-day details of the portfolio management of all of the Rydex Funds. Mr. Byrum generally oversees all aspects of the management of all the Rydex Funds and reviews the activities of Messrs. King and Dellapa, as well as other aspects of the investment management portfolio department.

Additional information about the portfolio managers' compensation, other accounts managed by the portfolio managers, and the portfolio managers' ownership of securities in the Fund is available in the SAI.

         ADDITIONAL AND MORE DETAILED INFORMATION ABOUT THE FUND IS INCLUDED IN THE SAI DATED AUGUST 1, 2007. THE SAI HAS BEEN FILED WITH THE SEC AND IS INCORPORATED BY REFERENCE INTO THIS PROSPECTUS AND, THEREFORE, LEGALLY FORMS A PART OF THIS PROSPECTUS. THE SEC MAINTAINS THE EDGAR DATABASE ON ITS WEB SITE ("HTTP://WWW.SEC.GOV") THAT CONTAINS THE SAI, MATERIAL INCORPORATED BY REFERENCE, AND OTHER INFORMATION REGARDING REGISTRANTS THAT FILE ELECTRONICALLY WITH THE SEC. YOU MAY ALSO REVIEW AND COPY DOCUMENTS AT THE SEC PUBLIC REFERENCE ROOM IN WASHINGTON, D.C. (FOR INFORMATION ON THE OPERATION OF THE PUBLIC REFERENCE ROOM, CALL 202.551.8090). YOU MAY REQUEST DOCUMENTS FROM THE SEC BY MAIL, UPON PAYMENT OF A DUPLICATION FEE, BY WRITING TO: U.S. SECURITIES AND EXCHANGE COMMISSION, PUBLIC REFERENCE SECTION, WASHINGTON, D.C. 20549-0102 OR BY EMAILING THE SEC AT THE FOLLOWING ADDRESS:
         PUBLICINFO@SEC.GOV.

         YOU MAY OBTAIN A COPY OF THE SAI OR THE ANNUAL OR SEMI-ANNUAL REPORTS, WITHOUT CHARGE BY CALLING 800.820.0888 OR 301.296.5100, VISITING THE RYDEX WEB SITE AT WWW.RYDEXINVESTMENTS.COM, OR WRITING TO RYDEX SERIES FUNDS, AT 9601 BLACKWELL ROAD, SUITE 500, ROCKVILLE, MARYLAND 20850. ADDITIONAL INFORMATION ABOUT THE FUND'S INVESTMENTS IS AVAILABLE IN THE ANNUAL AND SEMI-ANNUAL REPORTS. ALSO, IN THE FUND'S ANNUAL REPORT, YOU WILL FIND A DISCUSSION OF THE MARKET CONDITIONS AND INVESTMENT STRATEGIES THAT SIGNIFICANTLY AFFECTED THE FUND'S PERFORMANCE DURING THEIR LAST FISCAL YEAR.

         NO ONE HAS BEEN AUTHORIZED TO GIVE ANY INFORMATION OR TO MAKE ANY REPRESENTATIONS NOT CONTAINED IN THIS PROSPECTUS OR IN THE FUND'S SAI IN CONNECTION WITH THE OFFERING OF FUND SHARES. DO NOT RELY ON ANY SUCH INFORMATION OR REPRESENTATIONS AS HAVING BEEN AUTHORIZED BY THE FUND OR RYDEX INVESTMENTS. THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFERING BY THE FUND IN ANY JURISDICTION WHERE SUCH AN OFFERING IS NOT LAWFUL.

         THE TRUST'S SEC REGISTRATION NUMBER IS 811-07584.

[GRAPHIC OMITTED]

9601 Blackwell Road
Suite 500
Rockville, MD 20850
800.820.0888
www.rydexinvestments.com


--------------------------------------------------------------------------------
          PLEASE SEE THE RYDEX PRIVACY POLICIES INSIDE THE BACK COVER.
--------------------------------------------------------------------------------

                                                              RYDEX SERIES FUNDS
                                           A-CLASS AND C-CLASS SHARES PROSPECTUS



                                                                  AUGUST 1, 2007

                                                     ALTERNATIVE INVESTMENT FUND
                                                             MARKET NEUTRAL FUND

                THE U.S. SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THE TRUST'S SHARES OR PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

[GRAPHIC OMITTED]

TABLE OF CONTENTS

ALTERNATIVE INVESTMENT FUND
Market Neutral Fund                                                           4

DESCRIPTIONS OF PRINCIPAL RISKS                                               6
FUND PERFORMANCE                                                              10
FUND FEES AND EXPENSES                                                        10
MORE INFORMATION ABOUT THE FUND                                               12
SHAREHOLDER INFORMATION                                                       15
TRANSACTION INFORMATION                                                       17
SALES CHARGES                                                                 19
     A-Class Shares                                                           19
     C-Class Shares                                                           21
BUYING FUND SHARES                                                            22
SELLING FUND SHARES                                                           23
EXCHANGING FUND SHARES                                                        26
RYDEX ACCOUNT POLICIES                                                        28
DISTRIBUTION AND SHAREHOLDER SERVICES                                         31
DIVIDENDS AND DISTRIBUTIONS                                                   32
TAX INFORMATION                                                               32
MANAGEMENT OF THE FUND                                                        34

--------------------------------------------------------------------------------
          PLEASE SEE THE RYDEX PRIVACY POLICIES INSIDE THE BACK COVER.
--------------------------------------------------------------------------------

                               RYDEX SERIES FUNDS
                                 A-CLASS SHARES
                                 C-CLASS SHARES
            9601 BLACKWELL ROAD, SUITE 500, ROCKVILLE, MARYLAND 20850
--------------------------------------------------------------------------------
             800.820.0888 o 301.296.5100 o WWW.RYDEXINVESTMENTS.COM

Rydex Series Funds (the "Trust") is a mutual fund complex offering a number of professionally managed investment portfolios (funds) that are grouped into several categories according to each fund's investment strategy. This Prospectus decribes A-Class Shares and C-Class Shares of the Market Neutral Fund (the "Fund").

A-Class Shares and C-Class Shares of the Fund are sold through broker-dealers and other financial institutions ("financial intermediaries") whose clients take part in certain asset allocation investment programs. Investors may exchange shares of the Fund through your financial intermediary or directly through the Rydex web site - www.rydexinvestments.com - or over the phone. Unlike most other Rydex Funds, the Fund is intended for long-term investment purposes only, and is not suitable for purchase by active investors.

RISKS OF INVESTING IN THE FUND

The value of the Fund may fluctuate. In addition, Fund shares:

O MAY DECLINE IN VALUE, AND YOU MAY LOSE MONEY

O ARE NOT FEDERALLY INSURED

O ARE NOT GUARANTEED BY ANY GOVERNMENT AGENCY

O ARE NOT BANK DEPOSITS

O ARE NOT GUARANTEED TO ACHIEVE THEIR OBJECTIVES

MARKET NEUTRAL FUND
--------------------------------------------------------------------------------
A-CLASS (XXXX)                                                   C-CLASS (XXXXX)

FUND OBJECTIVE

The Fund seeks to provide capital appreciation consistent with the return and risk characteristics of the equity market neutral hedge fund universe. The secondary objective is to achieve these returns with low correlation to, and less volatility than, equity indices.

PRINCIPAL INVESTMENT STRATEGY

The Fund pursues multiple investment styles or mandates that correspond to investment strategies widely employed by hedge funds, including strategies sometimes referred to as market neutral strategies. In particular, the Fund will pursue those investment strategies that may be replicated through proprietary quantitative style analysis. These investment strategies include, but are not limited to, those described below.

     EQUITY MARKET NEUTRAL - Pursuant to an equity market neutral investment strategy, portfolio managers seek to profit from exploiting pricing relationships between different equities or related securities while typically hedging exposure to overall equity market movements. The Advisor seeks to execute this investment strategy by creating portfolios that include, but are not limited to, one or more of the following directional and/or non-directional positions: market neutral value, market neutral capitalization, market neutral growth, and market neutral momentum.

     MERGER ARBITRAGE - Pursuant to a merger arbitrage investment strategy, portfolio managers invest simultaneously in long and short positions in both companies involved in a merger or acquisition. Risk arbitrageurs typically invest in long positions in the stock of the company to be acquired and short the stock of the acquiring company. The Advisor seeks to execute this investment strategy by creating a portfolio consisting primarily of instruments that provide exposure to merger arbitrage spreads.

Each of these investment strategies may incorporate one or more directional and/or non-directional positions. In general, directional positions seek to benefit from market movement in one direction or the other. In contrast, non-directional positions seek to benefit from both upward and downward movement in one or more markets. The Fund will predominately have a long exposure to directional and non-directional positions. However, there may be times that the Fund will have a short exposure to directional and/or non-directional positions. For more information about directional and non-directional positions, see "Advisor's Investment Methodology."

The Fund may use moderate leverage subject to internally imposed investment constraints designed to limit the amount of loss resulting from such leverage. The Fund's use of non-directional positions and internal investment controls result in a portfolio of assets designed to provide appropriate equity market neutral hedge fund portfolio characteristics as well as providing risk diversification. The Fund expects to maintain approximately equal dollar amounts invested in long and short positions.

The Fund may be long or short in a broad mix of financial assets including U.S. and foreign equities of any capitalization range, currencies, commodities, futures, options and swap agreements. The Fund may hold U.S. Government securities or cash equivalents to collateralize its derivative positions. The investment objective of the Fund is non-fundamental and may be changed without shareholder approval.

PRINCIPAL RISKS

The Market Neutral Fund is subject to a number of risks that may affect the value of its shares including:

o     Derivatives Risk                      o     Market Risk
o     Early Closing Risk                    o     Non-Diversification Risk
o     Fixed Income Risk                     o     Portfolio Turnover Risk
o     Foreign Currency Risk                 o     Short Sales Risk
o     Foreign Securities Risk               o     Small-Capitalization and Mid-
o     Leveraging Risk                             Capitalization Securities Risk
o     Management Style Risk                 o     Swap Counterparty Credit Risk

Please see "Descriptions of Principal Risks" on page 6 for a discussion of each of the principal risks that apply to the Fund.

DESCRIPTIONS OF PRINCIPAL RISKS
--------------------------------------------------------------------------------

DERIVATIVES RISK - The Fund may invest a percentage of its assets in derivatives, such as futures and options contracts, to pursue its investment objective. The use of such derivatives may expose the Fund to additional risks that it would not be subject to if it invested directly in the securities underlying those derivatives. The Fund may use futures contracts and related options for bona fide hedging purposes to offset changes in the value of securities held or expected to be acquired. They may also be used to gain exposure to a particular market or instrument, to create a synthetic money market position, and for certain other tax-related purposes. The Fund will only enter into futures contracts traded on a national futures exchange or board of trade. Futures and options contracts are described in more detail below:

     FUTURES CONTRACTS - Futures contracts and options on futures contracts provide for the future sale by one party and purchase by another party of a specified amount of a specific security at a specified future time and at a specified price. An option on a futures contract gives the purchaser the right, in exchange for a premium, to assume a position in a futures contract at a specified exercise price during the term of the option. Index futures are futures contracts for various indices that are traded on registered securities exchanges.

     OPTIONS - The buyer of an option acquires the right to buy (a call option) or sell (a put option) a certain quantity of a security (the underlying security) or instrument at a certain price up to a specified point in time. The seller or writer of an option is obligated to sell (a call option) or buy (a put option) the underlying security. When writing (selling) call options on securities, the Fund may cover its positions by owning the underlying security on which the option is written or by owning a call option on the underlying security. Alternatively, the Fund may cover its positions by maintaining, in a segregated account, cash or liquid securities equal in value to the exercise price of the call options written by the Fund.

     The risks associated with the Fund's use of futures and options contracts include:

          o The Fund experiencing losses that exceed losses experienced by funds that do not use futures contracts and options.

          o There may be an imperfect correlation between the changes in market value of the securities held by the Fund and the prices of futures and options on futures.

          o Although the Fund will only purchase exchange-traded futures, due to market conditions there may not always be a liquid secondary market for a futures contract. As a result, the Fund may be unable to close out its futures contracts at a time which is advantageous.

          o Trading restrictions or limitations may be imposed by an exchange, and government regulations may restrict trading in futures contracts and options.

          o Because option premiums paid or received by the Fund are small in relation to the market value of the investments underlying the options, buying and selling put and call options can be more speculative than investing directly in securities.

EARLY CLOSING RISK - The normal close of trading of securities listed on Nasdaq and the NYSE is 4:00 p.m., Eastern Time. Unanticipated early closings of securities exchanges and other financial markets may result in the Fund's inability to buy or sell securities or other financial instruments on that day. If an exchange or market closes early on a day when the Fund needs to execute a high volume of trades late in a trading day, the Fund might incur substantial trading losses.

FIXED INCOME RISK - The market value of fixed income investments, and financial instruments related to those fixed income investments, will change in response to interest rate changes and other factors, such as changes in the effective maturities and credit ratings of fixed income investments. During periods of falling interest rates, the values of outstanding fixed income securities generally rise. Falling interest rates may cause an issuer to redeem or "call" a security before its stated maturity, which may result in the Fund having to reinvest the proceeds in lower yielding securities. Conversely, during periods of rising interest rates, the values of such securities and related financial instruments generally decline. While securities with longer maturities tend to produce higher yields, the prices of longer maturity securities are also subject to greater market fluctuations as a result of changes in interest rates. Fixed income investments are also subject to credit risk, which is the possibility that the credit strength of an issuer will weaken and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default.

FOREIGN CURRENCY RISK - The Fund's investments in securities denominated in foreign currencies are subject to currency risk. Currency risks include the following:

o The value of the Fund's assets measured in U.S. Dollars may be affected by changes in currency exchange rates and exchange control regulations.

o The Fund may incur transaction costs in connection with conversions between various currencies.

Under normal circumstances, the Fund does not plan to hedge against the risks of variation in currency exchange rates relative to the U.S. Dollar. As a result, the value of securities denominated in foreign currencies can change significantly when foreign currencies strengthen or weaken relative to the U.S. Dollar.

FOREIGN SECURITIES RISK - Investing in securities of foreign companies, or in financial instruments that are linked to the performance of foreign issuers, may involve risks not typically associated with investing in U.S. companies. The value of securities denominated in foreign currencies, and of dividends from such securities, can change significantly when foreign currencies strengthen or weaken relative to the U.S. Dollar. Foreign securities markets generally have less trading volume and less liquidity than U.S. markets, and prices in some foreign markets can be extremely volatile due to increased risks of adverse issuer, political, regulatory, market, or economic developments. Many foreign countries lack accounting and disclosure standards comparable to those that apply to U.S. companies, and it may be more difficult to obtain reliable information regarding a foreign issuer's financial condition and operations. Transaction costs and costs associated with custody services are generally higher for foreign securities than they are for U.S. securities. Some foreign governments levy withholding taxes against dividend and interest income. Although in some countries portions of these taxes are recoverable, the non-recovered portion will reduce the income received by the Fund.

LEVERAGING RISK - The more the Fund invests in leveraged instruments, the more this leverage will magnify any losses on those investments. Since the Fund's investment strategies involve consistently applied leverage, the value of the Fund's shares will tend to increase or decrease more than the value of any increase or decrease in its benchmark. Leverage will also have the effect of magnifying tracking error risk.

MANAGEMENT STYLE RISK - The Fund is subject to the risk that the Rydex Investments (the "Advisor") may not be able to achieve market neutrality because its strategy failed to produce the intended results or because the Advisor did not implement its strategy properly. As a result, the Fund may be exposed to market risk and subsequent fluctuations in the Fund's value due to market conditions.

MARKET RISK - The Fund may invest in public and privately issued securities, which may include common and preferred stocks, bonds, warrants, and rights, as well as derivatives and financial instruments that attempt to track the price movement of securities and commodities indices. Investments in securities and derivatives in general are subject to market risks that may cause their prices to fluctuate over time. The Fund's investments may decline in value due to factors affecting securities or commodities markets generally, or particular countries, segments, economic sectors, industries or companies within those markets. The value of a security may decline due to general economic and market conditions which are not specifically related to a particular issuer, such as real or perceived adverse economic conditions or changes in interest or currency rates. The value of securities convertible into equity securities, such as warrants or convertible debt, is also affected by prevailing interest rates, the credit quality of the issuer and any call provision. Fluctuations in the value of securities and financial instruments in which the Fund invests will cause the net asset value of the Fund to fluctuate. Historically, the markets have moved in cycles, and the value of the Fund's securities and derivatives may fluctuate drastically from day to day. Because of its link to the markets, an investment in the Fund may be more suitable for long-term investors who can bear the risk of short-term principal fluctuations, which at times may be significant.

NON-DIVERSIFICATION RISK - Because the Fund is non-diversified, it can invest in the securities of a limited number of issuers. To the extent that the Fund invests a significant percentage of its assets in a limited number of issuers, the Fund is subject to the risks of investing in those few issuers, and may be more susceptible to a single adverse economic or regulatory occurrence. As a result, changes in the market value of a single security could cause greater fluctuations in the value of Fund shares than would occur in a diversified fund.

PORTFOLIO TURNOVER RISK - The Fund's strategy may frequently involve buying and selling portfolio securities to rebalance the Fund's exposure to various market sectors. Higher portfolio turnover may result in the Fund paying higher levels of transaction costs and generating greater tax liabilities for shareholders. Portfolio turnover risk may cause the Fund's performance to be less than you expect.

SHORT SALES RISK - Short sales are transactions in which the Fund sells a security it does not own. To complete the transaction, the Fund must borrow the security to make delivery to the buyer. The Fund is then obligated to replace the security borrowed by purchasing the security at the market price at the time of replacement. The price at such time may be higher or lower than the price at which the security was sold by the Fund. If the underlying security goes down in price between the time the Fund sells the security and buys it back, the Fund will realize a gain on the transaction. Conversely, if the underlying security goes up in price during the period, the Fund will realize a loss on the transaction. Any such loss is increased by the amount of premium or interest the Fund must pay to the lender of the security. Likewise, any gain will be decreased by the amount of premium or interest the Fund must pay to the lender of the security. The Fund is also required to segregate other assets on its books to cover its obligation to return the security to the lender which means that those other assets may not be available to meet the Fund's needs for immediate cash or other liquidity. The Fund's investment performance may also suffer if the Fund is required to close out a short position earlier than it had intended. This would occur if the securities lender required the Fund to deliver the securities the Fund borrowed at the commencement of the short sale and the Fund was unable to borrow the securities from another securities lender or otherwise obtain the security by other means. In addition, the Fund may be subject to expenses related to short sales that are not typically associated with investing in securities directly, such as costs of borrowing and margin account maintenance costs associated with the Fund's open short positions. These expenses negatively impact the performance of the Fund. For example, when the Fund short sells an interest-bearing security, such as a bond, it is obligated to pay the interest on the security it has sold. This cost is partially offset by the interest earned by the Fund on the investment of the cash generated by the short sale. Similarly, when the Fund sells short an equity security that pays a dividend, it is obligated to pay the dividend on the security it has sold. However, a dividend paid on a security sold short generally reduces the market value of the shorted security and thus, increases the Fund's unrealized gain or reduces the Fund's unrealized loss on its short sale transaction. To the extent that the interest rate and/or dividend that the Fund is obligated to pay is greater than the interest earned by the Fund on investments, the performance of the Fund will be negatively impacted. These types of short sales expenses are sometimes referred to as the "negative cost of carry," and will tend to cause the Fund to lose money on a short sale even in instances where the price of the underlying security sold short does not change over the duration of the short sale.

SMALL-CAPITALIZATION AND MID-CAPITALIZATION SECURITIES RISK - In comparison to securities of companies with large-capitalizations, securities of small and medium-capitalization companies may have more price volatility, greater spreads between their bid and ask prices, significantly lower trading volumes, and cyclical or static growth prospects. Small and medium-capitalization companies often have limited product lines, markets or financial resources, and may therefore be more vulnerable to adverse developments than large-capitalization companies. These securities may or may not pay dividends. Small and medium-capitalization stocks may underperform other segments of the equity market or the equity market as a whole.

SWAP COUNTERPARTY CREDIT RISK - The Fund may enter into swap agreements, including but not limited to equity index or interest rate swap agreements, for purposes of attempting to gain exposure to a particular group of stocks or to an index of stocks without actually purchasing those stocks, or to hedge a position. The Fund will use short-term swap agreements to exchange the returns (or differentials in rates of return) earned or realized in particular predetermined investments or instruments. The Fund will not enter into any swap agreement unless the Advisor believes that the other party to the transaction is creditworthy. The use of swap agreements involves risks that are different from those associated with ordinary portfolio securities transactions. The Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty. If swap counterparty defaults on its payment obligations to the Fund, this default will cause the value of your investment in the Fund to decrease. In addition, the Fund may enter into swap agreements with a limited number of counterparties, which may increase the Fund's exposure to counterparty credit risk. Swap agreements also may be considered to be illiquid.

FUND PERFORMANCE

The Market Neutral Fund has not yet commenced operations and therefore, does not have any performance.

FUND FEES AND EXPENSES

The table below describes the fees and expenses that you may pay if you buy and hold A-Class Shares or C-Class Shares of the Fund.

------------------------------------------------------------------------------------------------------------
                                                                                A-CLASS      C-CLASS
------------------------------------------------------------------------------------------------------------
SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)(1)
------------------------------------------------------------------------------------------------------------
MAXIMUM SALES CHARGE (LOAD) IMPOSED ON PURCHASES (as a percentage of initial    4.75%        None
purchase price) (2)
------------------------------------------------------------------------------------------------------------
MAXIMUM DEFERRED SALES CHARGE (LOAD)(as a percentage of initial purchase        None(4)      1.00%
price or current market value, whichever is lower) (3)
------------------------------------------------------------------------------------------------------------
REDEMPTION FEE ON SHARES REDEEMED WITHIN 30 DAYS OF PURCHASE (as a percentage   1.00%        1.00%
of amount redeemed, if applicable) (5)
------------------------------------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
------------------------------------------------------------------------------------------------------------
MANAGEMENT FEES                                                                 1.15%        1.15%
------------------------------------------------------------------------------------------------------------
DISTRIBUTION AND SHAREHOLDER SERVICE (12b-1) FEES                               0.25%        1.00%
------------------------------------------------------------------------------------------------------------
TOTAL OTHER EXPENSES(6)                                                         X.XX%        X.XX%
-------------------------------------------------------------------------------
    SHORT DIVIDEND EXPENSE(6)                                                   X.XX%        X.XX%
------------------------------------------------------------------------------------------------------------
    REMAINING OTHER EXPENSES                                                    X.XX%        X.XX%
------------------------------------------------------------------------------------------------------------
TOTAL ANNUAL FUND OPERATING EXPENSES                                            X.XX%        X.XX%
------------------------------------------------------------------------------------------------------------

1 The Fund may impose a wire transfer charge of $15 on certain redemptions under $5,000 for accounts held directly through the Fund's transfer agent.

2 Represents the maximum sales charge (load) imposed on purchases. This sales charge varies depending on how much you invest. You may pay less than the maximum sales charge because of waivers and reduced sales charges that may be available. See "Sales Charges."

3 The deferred sales charge applies for the first year following purchase and will be waived for customers of financial intermediaries that have entered into an arrangement with Rydex Distributors Inc. (the "Distributor") to forego transaction-based compensation in connection with the initial purchase.

4 For investments of $1 million or more, A-Class Shares are sold at net asset value ("NAV"), without any up-front sales charge. However, if you sell your shares within 18 months of purchase, you will normally have to pay a 1.00% contingent deferred sales charge ("CDSC") based on your initial purchase price or current market value, whichever is lower.

5    For more information see "Frequent Purchases and Redemptions of Fund
     Shares."

6 Because the Fund is new, "Total Other Expenses," "Short Dividend Expense," and "Remaining Other Expenses" are based on estimated amounts for the current fiscal year. In addition, the Advisor has contractually agreed to pay all operating expenses of the Fund, excluding interest expense and taxes (expected to be de minimis), brokerage commissions and other expenses connected with the execution of portfolio transactions, short dividend expenses, and extraordinary expenses.

IMPORTANT INFORMATION REGARDING STATED EXPENSES - Short Dividend Expense occurs because the Fund short-sells the equity security to gain the inverse exposure necessary to meet its investment objective. The Fund must pay out the dividend rate of the equity security to the purchaser and record this as an expense. This expense is offset - in its entirety or in part - by the income derived from the short-sale and/or by earnings on the proceeds of the short sale. Short Dividend Expense is not a fee charged to the shareholder by the Advisor or other service provider. Rather it is more similar to the transaction costs or capital expenditures associated with the day-to-day management of any mutual fund. If these costs had been treated as transaction costs or capital items rather than as expenses, the expense ratio for A-Class Shares and C-Class Shares would have equaled X.XX% and X.XX%, respectively.

EXAMPLE

The Example that follows is intended to help you compare the cost of investing in A-Class Shares or C-Class Shares of the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, the Example reflects your costs based on these assumptions.

-----------------------------------------------------------------------------------------------------------
MARKET NEUTRAL FUND                                               1 YEAR                     3 YEARS
-----------------------------------------------------------------------------------------------------------
A-CLASS SHARES                                                     $XXX                       $XXX
-----------------------------------------------------------------------------------------------------------
C-CLASS SHARES
-----------------------------------------------------------------------------------------------------------
    IF YOU SELL YOUR SHARES AT THE END OF THE PERIOD:              $XXX                       $XXX
-----------------------------------------------------------------------------------------------------------
    IF YOU DO NOT SELL YOUR SHARES AT THE END OF THE PERIOD:       $XXX                       $XXX
-----------------------------------------------------------------------------------------------------------

MORE INFORMATION ABOUT THE FUND:
--------------------------------------------------------------------------------
INVESTMENTS AND RISKS

ADVISOR'S INVESTMENT METHODOLOGY

The Advisor develops and implements structured investment strategies designed to achieve the Fund's objective.

As the result of market observations and internal and external research, the Advisor believes that aggregate hedge fund performance is largely driven by exposure to well recognized structural investment strategies or "Beta." Beta is exposure to any systematic risk for which the investor expects to be rewarded over time. Beta is commonly referred to as market risk. In this context, the Advisor considers exposure to both directional positions (E.G., equity and/or fixed income securities) and non-directional positions (E.G., value and/or corporate default) as Beta. Although hedge fund exposure to these positions varies over time, their exposure to them, in the aggregate, and the investment returns provided by the exposure have historically been stable. The conclusion of the Advisor's research is that aggregate hedge fund returns are replicable through exposure to these structural investment positions and, therefore, can be delivered in a mutual fund.

The Fund employs a proprietary quantitative model that uses a style analysis of the returns of the appropriate segment of the hedge fund universe. This style analysis compares the returns of the appropriate hedge fund universe with the returns of various directional and non-directional positions. Based on the results of this analysis, historical research and market insights, the Advisor constructs a portfolio mix of directional and non-directional positions that best replicates the return, risk and correlation characteristics of the appropriate segment of the hedge fund universe. The Advisor anticipates adding and subtracting directional and non-directional positions over time based on continuing research of hedge fund returns.

DIRECTIONAL AND NON-DIRECTIONAL POSITIONS

A directional position is designed to have a high correlation with market returns. The Advisor selects securities to achieve particular directional positions using a quantitative model to identify those securities with high measures of liquidity and correlation to the appropriate market, for example, the Advisor may use S&P 500 futures to achieve a directional exposure to the equities market. Directional positions have market risk and are exposed to market movements. The Fund will predominately have a long exposure to directional positions. There may be times that the Fund will have a short exposure to directional positions. The Fund uses some, or all, of the following directional positions:

o An EQUITIES position involves investment in a portfolio that buys a basket of stocks or derivatives thereof, such as index futures.

o A FIXED INCOME position involves investment in a basket of U.S. Government securities or bond futures.

o    A COMMODITIES position involves investment in commodity indices.

o A CURRENCIES position involves investment in a basket of foreign currencies such as, but not limited to, the Euro, Japanese Yen, British Pound, Canadian Dollar, Swedish Krona and Swiss Franc.

o A COVERED CALL OPTIONS position involves investment in written call options on underlying securities which the Fund already owns.

o A LONG OPTIONS position involves investment in long call or put options. A long call option provides upside profit potential while limiting downside exposure. A long put option provides downside profit potential while limiting upside exposure.

A non-directional position is designed to have a low correlation with market returns. Non-directional positions attempt to profit by exploiting structural mispricings in the financial markets. Non-directional investment strategies are market neutral in nature and, if executed successfully, have limited market exposure. The Fund will predominately have a long exposure to non-directional positions. There may be times that the Fund will have a short exposure to non-directional positions. The Fund uses some, or all, of the following non-directional positions:

o A MARKET NEUTRAL VALUE position involves investing in a basket of stocks that exhibit traditional value characteristics and simultaneously selling short a basket of stocks that exhibit non-value characteristics. Traditional value characteristics include, but are not limited to, high book-to-price ratios, high earnings-to-price ratios and high cash flow-to-price ratios. The portfolio is formed such that the dollar amount of long and short positions are approximately equal and has limited market exposure.

o A MARKET NEUTRAL GROWTH position involves investing in a basket of stocks that exhibit traditional growth characteristics and simultaneously selling short a basket of stocks that exhibit non-growth characteristics. Traditional growth characteristics include, but are not limited to, high earnings growth and high cash flow growth. The portfolio is formed such that long and short positions are approximately equal and has limited market exposure.

o A MARKET NEUTRAL MOMENTUM position involves investing in a basket of stocks that exhibit strong price momentum and simultaneously selling short a basket of stocks that exhibit weak price momentum. The portfolio is formed such that the dollar amount of long and short positions are approximately equal and has limited market exposure.

o A MARKET NEUTRAL CAPITALIZATION position involves investing in a basket of small-capitalization stocks and simultaneously selling short a basket of large-capitalization stocks. The portfolio is formed such that the dollar amount of long and short positions are approximately equal and has limited market exposure.

o A MERGER ARBITRAGE SPREADS position involves investing in a basket of stocks that are being acquired and simultaneously selling short a basket of stocks that are making the acquisitions. The portfolio is formed such that the dollar amount of long and short positions are approximately equal and has limited market exposure.

o A DURATION NEUTRAL TERM SPREADS position involves investing in long 10-year U.S. Government securities and simultaneously selling short 2-year U.S. Government securities. The portfolio is duration-adjusted such that the duration of both long and positions are approximately equal and has limited market exposure.

o A DURATION NEUTRAL DEFAULT SPREADS position involves investing in a basket of corporate bonds and simultaneously selling short U.S. Government securities of similar duration. The portfolio is formed such that the duration of both long and short positions are approximately equal and has limited market exposure.

OTHER INVESTMENT PRACTICES AND STRATEGIES

Please see the Statement of Additional Information (the "SAI") for a more complete list of portfolio investment strategies, permitted investments and related risks.

PORTFOLIO HOLDINGS

A description of the Fund's policies and procedures with respect to the disclosure of Fund portfolio securities is available in the SAI.

INVESTING WITH RYDEX:
--------------------------------------------------------------------------------

SHAREHOLDER INFORMATION

A-Class Shares and C-Class Shares are offered primarily through authorized securities brokers and other financial intermediaries.

OPENING YOUR ACCOUNT

You will need to open a Rydex shareholder account to make share transactions - buy, sell or exchange shares of the Fund. You can request an account application by calling Rydex Client Services at 800.820.0888 or 301.296.5406 or simply download an application from the Rydex web site - www.rydexinvestments.com. For more information on opening an account, call Rydex Client Services at
800.820.0888 or 301.296.5406 or visit www.rydexinvestments.com.

The type of application you will need depends on the type of account you want to open. For example, if you are opening a retirement account, such as an IRA, you will need to complete a different application than you would if you were opening a taxable account. When you call Rydex to request an account application, be sure to let the Client Services representative know what type of account you want to open to ensure that you receive the correct application.

If you open your account through a broker or other financial intermediary, your financial intermediary will ordinarily assist you in completing the necessary application to open your account with Rydex.

--------------------------------------------------------------------------------
  MINIMUM AMOUNTS FOR ESTABLISHING ACCOUNTS

  The minimum initial investment amounts and minimum account balance requirements for A-Class Shares or C-Class Shares are:

     o    $1,000 for retirement accounts

     o    $2,500 for all other accounts

  Accounts opened through a financial intermediary will be subject to your financial intermediary's minimum initial investment amount and minimum account balance requirements, which may be different than the amounts above.

  There are no minimum amounts for subsequent investments in the Fund except for subsequent investments made via Automated Clearing House ("ACH"). For more information about subsequent investments via ACH please see "Purchase Procedures" below.

  Rydex reserves the right to modify its minimum account balance requirements at any time, with or without prior notice to you.

  Purchases of C-Class Shares of the Fund requested in an amount of $1,000,000 or more will be automatically made in A-Class Shares of the Fund.
--------------------------------------------------------------------------------

TIPS TO SUCCESSFULLY COMPLETE YOUR ACCOUNT APPLICATION

     o You must provide each account holder's social security number or tax ID number and date of birth on the application to avoid a delay in processing.

     o    Attach a copy of the trust document when establishing a trust account.

     o When establishing an account for your corporation, partnership or self directed retirement plan, please indicate the correct account type to ensure proper tax reporting, and provide a copy of one of the following documents: registered articles of incorporation, government-issued business license, partnership papers, plan documents or other official documentation that verifies the entity and lists the authorized individuals. Failure to provide this documentation may result in a delay in processing your application.

     o You must provide a street address (Rydex does not accept P.O. Box only addresses). If any joint owner has a different address than the account registration, please indicate what it is on the application.

     o    BE SURE TO SIGN THE APPLICATION.

     o If you open an account directly with Rydex you will receive a confirmation statement by mail confirming your initial purchase. Review this confirmation carefully to ensure that all of the information is correct. Notify us promptly of any errors.

TRANSACTION INFORMATION
--------------------------------------------------------------------------------

This section provides important information about the procedures that you must follow when you buy, sell or exchange shares of the Fund. You may submit transaction orders to buy, sell or exchange Fund shares on any day that the NYSE is open for business (a "Business Day"). On any day that the Federal Reserve Bank of New York or the NYSE closes early, the principal government securities and corporate bond markets close early (such as on days in advance of holidays generally observed by participants in these markets), or as permitted by the U.S. Securities and Exchange Commission (the "SEC"), the Fund reserves the right to advance the time that NAV is calculated and, correspondingly, the time by which purchase and redemption orders must be received.

TRANSACTION CUT-OFF TIMES

All shareholder transaction orders are processed at the NAV next determined after your transaction order is received with all of the necessary information, sometimes referred to as "good order," by the Fund's transfer agent, distributor, or authorized dealer, subject to any applicable front end sales charge. The following transaction cut-off times have been established in order to allow the transfer agent appropriate time to report the current day's trading activity to the Fund's Advisor. Any application that is sent to the transfer agent does not constitute a purchase order until the transfer agent processes the application and receives correct payment by check, wire transfer or ACH.

  -------------------------------------------------------------------------------------------------------
  METHOD                                                                 CUT-OFF TIME
  -------------------------------------------------------------------------------------------------------
  By Mail                                                                Market Close
  -------------------------------------------------------------------------------------------------------
  By Phone                                                               Market Close
  -------------------------------------------------------------------------------------------------------
  By Internet                                                            Market Close
  -------------------------------------------------------------------------------------------------------
  By Financial Intermediary                                              Market Close*
  -------------------------------------------------------------------------------------------------------

  * Each financial intermediary may have its own rules about share transactions, and may have different cut-off times for processing your transaction order.

EARLY TRANSACTION CUT-OFF TIMES

On any day that the Fund calculates NAV earlier than normal, as described below, Rydex reserves the right to advance the time on that day by which shareholder transaction orders must be received by the transfer agent.

--------------------------------------------------------------------------------
CALCULATING NAV

The price at which you buy, sell and exchange shares is the net asset value per share, which is also known as NAV, plus any applicable redemption fee or sales charges.

The Fund calculates its NAV by:

o Taking the current market value of its total assets

o Subtracting any liabilities

o Dividing that amount by the total number of shares owned by shareholders
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
The Fund calculates NAV once each Business Day as of the regularly scheduled close of normal trading on the NYSE (normally, 4:00 p.m., Eastern Time). If the primary exchange or market where the Fund's securities or other investments trade closes early - such as on days in advance of holidays generally observed by participants in these markets - the Fund may calculate NAV as of the earlier closing time in accordance with the policies set forth in the Fund's SAI. For more information on these early closings, please call 800.820.0888 or visit the Rydex web site - www.rydexinvestments.com.

In calculating NAV, the Fund generally values its investment portfolio based on the market price of the securities as of the time the Fund determines NAV. If market prices are unavailable or the Fund thinks that they are unreliable, the Fund prices those securities at fair value as determined in good faith using methods approved by the Board of Trustees. For example, market prices may be unavailable if trading in a particular portfolio security was halted during the day and did not resume prior to the Fund's NAV calculation. The Fund may view market prices as unreliable when the value of a security has been materially affected by events occurring after the market closes, but prior to the time as of which the Fund calculates NAV.

The use of fair valuation in pricing a security involves the consideration of a number of subjective factors and therefore, is susceptible to the unavoidable risk that the valuation may be higher or lower than the price at which the security might actually trade if a reliable market price were readily available.

More information about the valuation of the Fund's holdings can be found in the SAI.
--------------------------------------------------------------------------------

TRANSACTIONS THROUGH YOUR FINANCIAL INTERMEDIARY

If you opened your account through a financial intermediary, you will ordinarily submit your transaction orders through that financial intermediary. Your financial intermediary is responsible for ensuring that your transaction order is in good order, and promptly transmitting your order to the Fund. Transaction orders received in good order by your financial intermediary will be processed at the Fund's next determined NAV. Financial intermediaries may charge fees for the services they provide to you in connection with processing your transaction order or maintaining your account with them. Each financial intermediary may also have its own rules about minimum initial investment amounts, minimum account balances, share transactions, limits on the number of share transactions you are permitted to make in a given time period, and may have different cut-off times for processing your transaction order. For more information about your financial intermediary's rules and procedures, you should contact your financial intermediary directly.

SALES CHARGES
--------------------------------------------------------------------------------
A-CLASS SHARES

A-Class Shares are sold at NAV, plus the applicable front-end sales charge. The sales charge is used to pay your financial intermediary a sales commission up to a total of 4.75% of the purchase price of your investment in connection with your initial purchase. However, in some cases, described below, your purchase may not be subject to an initial sales charge, and the offering price will be the NAV. In other cases, you may be eligible for a reduced sales charge. The sales charge varies depending on the amount of your purchase. The current sales charge rates are as follows:

------------------------------------------------------------------------------------------------------------------
                                        SALES CHARGE AS                         SALES CHARGE AS %
AMOUNT OF INVESTMENT                  % OF OFFERING PRICE                    OF NET AMOUNT INVESTED
------------------------------------------------------------------------------------------------------------------
Less than $100,000                           4.75%                                   4.99%
------------------------------------------------------------------------------------------------------------------
$100,000 but less than $250,000              3.75%                                   3.90%
------------------------------------------------------------------------------------------------------------------
$250,000 but less than $500,000              2.75%                                   2.83%
------------------------------------------------------------------------------------------------------------------
$500,000 but less than                       1.60%                                   1.63%
$1,000,000
------------------------------------------------------------------------------------------------------------------
$1,000,000 or greater                          *                                       *
------------------------------------------------------------------------------------------------------------------

* For investments of $1 million or more, A-Class Shares are sold at NAV, without any up-front sales charge. However, if you sell your shares within 18 months of purchase, you will normally have to pay a 1% CDSC based on your initial purchase price or current market value, whichever is lower. The CDSC is used to reimburse the Distributor for paying your financial intermediary a sales commission up to a total of 1.00% of the purchase price of your investment in connection with your initial purchase. For more information about whether your financial intermediary has entered into such an arrangement, contact your intermediary directly.

HOW TO REDUCE YOUR SALES CHARGE

You may be eligible to purchase A-Class Shares for reduced sales charges. To qualify for these reductions, you or your financial intermediary must provide sufficient information, IN WRITING AND AT THE TIME OF PURCHASE, to verify that your purchase qualifies for such treatment. For additional information, including information on aggregating purchases among related accounts to receive reduced sales charges, see the SAI. Consistent with the policies described in this Prospectus, you and your "immediate family" (your spouse and your children under the age of 21) may combine your Fund holdings to reduce your sales charge. New purchases of A-Class Shares of the Rydex U.S. Government Money Market Fund, which is offered in a separate prospectus, and existing holdings of A-Class Shares of the Rydex U.S. Government Money Market Fund that have not previously been subject to a sales charge will not be counted for purposes of reducing your sales charge on purchases of A-Class Shares of the Fund, as discussed below.

     o RIGHTS OF ACCUMULATION. To qualify for the lower sales charge rates that apply to larger purchases of A-Class Shares, you may combine your new purchases of A-Class Shares with the shares of any other A-Class Shares or C-Class Shares of Rydex Funds (offered in a separate prospectus) that you already own. The applicable initial sales charge for the new purchase is based on the total of your current purchase and the current value of all other A-Class and C-Class Shares that you own. Additionally, you may combine simultaneous purchases of A-Class Shares of the Fund with A-Class Shares of any other Rydex Fund to reduce the sales charge rate that applies to the purchase of A-Class Shares of any Rydex Fund. The reduced sales charge will apply only to current purchases and must be requested in writing when you buy your shares. As discussed above, A-Class Shares of the Rydex U.S. Government Money Market Fund that have not been subject to a sales charge will not be counted for purposes of reducing your sales charge.

     o LETTERS OF INTENT. Under a Letter of Intent ("LOI"), you commit to purchase a specified dollar amount of A-Class Shares of Rydex Funds during a 13-month period. At your written request, A-Class Share purchases made during the previous 90 days may be included. The amount you agree to purchase determines the initial sales charge you pay. If the full-face amount of the LOI is not invested by the end of the 13-month period, your account will be adjusted to the higher initial sales charge level for the amount actually invested. You are not legally bound by the terms of your LOI to purchase the amount of your shares stated in the LOI. The LOI does, however, authorize the Fund to hold in escrow 4% of the total amount you intend to purchase. If you do not complete the total intended purchase at the end of the 13-month period, the Fund's transfer agent will redeem the necessary portion of the escrowed shares to make up the difference between the reduced rate sales charge (based on the amount you intended to purchase) and the sales charge that would normally apply (based on the actual amount you purchased). As discussed above, A-Class Shares of the Rydex U.S. Government Money Market Fund that have not been subject to a sales charge will not be counted for purposes of reducing your sales charge.

SALES CHARGE WAIVERS

The sales charge on purchases of A-Class Shares is waived for certain types of investors, including:

     o REPURCHASE OF A-CLASS SHARES. If you have redeemed A-Class Shares of any Rydex Fund within the past 365 days, you may repurchase an equivalent amount of A-Class Shares of any Rydex Fund at NAV, without the normal front-end sales charge. In effect, this allows you to reacquire shares that you may have had to redeem, without re-paying the front-end sales charge. You may exercise this privilege only once and must notify the Fund that you intend to do so in writing. The Fund must receive your purchase order within 365 days of your redemption. Note that if you reacquire shares through separate installments (E.G., through monthly or quarterly repurchases), the sales charge waiver will only apply to those portions of your repurchase order received within 365 days of your redemption.

     o Directors and officers of any fund sponsored by the Advisor or any of its subsidiaries and their immediate families (E.G., spouse, children, mother or father).

     o Employees of the Advisor and their immediate families, or any full-time employee or registered representative of the Distributor or of broker-dealers having dealer agreements with the Distributor (a "Selling Broker") and their immediate families (or any trust, pension, profit sharing or other benefit plan for the benefit of such persons).

     o Any full-time employee of a bank, savings and loan, credit union or other financial institution that utilizes a Selling Broker to clear purchases of the Fund's shares and their immediate families.

    o Participants in certain "wrap-fee" or asset allocation programs or other fee based arrangements sponsored by broker-dealers and other financial institutions that have entered into agreements with the Distributor.

    o Any accounts established on behalf of registered investment advisers or their clients by broker-dealers that charge a transaction fee and that have entered into agreements with the Distributor.

    o Employer-sponsored retirement plans including, but not limited to, those that qualify under Sections 403(b), 401(a), 401(k) or 457 of the Internal Revenue Code of 1986, as amended, where at the time of purchase the Distributor has been notified in writing that such plan has at least $100 million in assets or 100 participating employees. Employer-sponsored retirement plans do not include IRAs, Roth IRAs, SEP or SARSEP plans, profit-sharing plans, single participant plans or plans covering self-employed individuals and their employees; such account types, however, may apply for sales charge reductions. Please see the SAI for more information.

The Fund does not waive sales charges for the reinvestment of proceeds from the sale of shares of a non-Rydex Fund where those shares were subject to a front-end sales charge (sometimes called an NAV Transfer).

SALES CHARGE EXCEPTIONS

You will not pay initial sales charges on the following:

o Purchases of A-Class Shares of the Rydex U.S. Government Money Market Fund, which are offered in a separate prospectus.

o    A-Class Shares purchased by reinvesting dividends and distributions.

o When exchanging A-Class Shares of the Fund for A-Class Shares of another Rydex Fund, unless you are exchanging A-Class Shares of the Rydex U.S. Government Money Market Fund that have not previously been subject to a sales charge.

C-CLASS SHARES

C-Class Shares are sold at NAV, without any up-front sales charge, so that the full amount of your purchase is invested in the Fund. However, if you sell your shares within 12 months of purchase, you will normally have to pay a 1% CDSC based on your initial purchase price or current market value, whichever is lower. The CDSC is used to reimburse the Distributor for paying your financial intermediary a sales commission up to a total of 1.00% of the purchase price of your investment in connection with your initial purchase. If your intermediary has entered into arrangements with the Distributor to forego receipt of that initial 1.00% sales commission, the Fund will waive any otherwise applicable CDSC when you redeem your C-Class Shares. For more information about whether your broker-dealer has entered into such an arrangement, contact your intermediary directly.

WAIVER OF CDSC

The CDSC will be waived for the redemption of C-Class Shares:

     o purchased through a financial intermediary that has entered into arrangements with the Distributor to forego receipt of an initial sales commission;

     o    purchased by reinvesting dividends;

     o    following the death or disability of a shareholder;

     o    on the first 10% of shares that are sold within 12 months of purchase;
          or

     o resulting from the Fund exercising its right to redeem accounts that maintain a balance below the current applicable minimum investment.

The policy of waiving the CDSC for certain redemptions may be modified or discontinued, with respect to new shareholders, at any time.

BUYING FUND SHARES
--------------------------------------------------------------------------------

The Fund offers its shares continuously and investors may submit purchase orders to buy shares on any Business Day. However, Rydex reserves the right to reject or refuse, in whole or in part, any purchase order for Fund shares. Purchase orders, like any other share transaction, are subject to the Fund's transaction cut-off times and will be processed at the NAV next determined after your purchase order is received in good order. The Fund charges a 1.00% redemption fee on redemptions of shares made within thirty (30) days of the date of purchase. See "Frequent Purchases and Redemptions of Fund Shares" below for more information.

PURCHASE PROCEDURES

The Fund offers you the option to submit purchase orders through your financial intermediary or send purchase orders by mail, fax or internet and send purchase proceeds by check, wire transfer or ACH. The Fund does not accept cash or cash equivalents (such as travelers' checks, money orders or bearer bonds), government checks, third-party checks, starter checks or checks drawn on a line of credit (including credit card convenience checks). Cashiers checks, bank checks, official checks and treasurers' checks less than or equal to $10,000 are also not accepted. Rydex reserves the right to refuse other payment instruments if, in the sole discretion of Fund management, it is deemed to be in the best interests of the Fund. You may buy shares and send your purchase proceeds by any of the following methods:

--------------------------------------------------------------------------------------------
                           INITIAL PURCHASE                   SUBSEQUENT PURCHASES
                   -------------------------------------------------------------------------
BY MAIL            Complete the account application  Complete the Rydex investment slip
IRA AND OTHER      that corresponds to the type of   included with your quarterly
RETIREMENT         account you are opening.          statement or send written purchase
ACCOUNTS           o MAKE SURE TO DESIGNATE THE      instructions that include:
REQUIRE            RYDEX FUND(S) YOU WANT TO         o YOUR NAME
ADDITIONAL         PURCHASE.                         o YOUR SHAREHOLDER ACCOUNT NUMBER
PAPERWORK.         o MAKE SURE YOUR INVESTMENT       o THE RYDEX FUND(S) YOU WANT TO
                   MEETS THE ACCOUNT MINIMUM.        PURCHASE.
CALL RYDEX
CLIENT SERVICES    -------------------------------------------------------------------------
TO REQUEST A                    Make your check payable to RYDEX INVESTMENTS.
                   -------------------------------------------------------------------------
                     Your check must be drawn on a U.S. bank and payable in U.S. Dollars.
--------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------
RETIREMENT          Include the name of the Rydex Fund(s) you want to purchase on
ACCOUNT                                     your check.
INVESTOR             IF YOU DO NOT SPECIFY WHICH RYDEX FUND(S) YOU WANT TO PURCHASE, YOUR
APPLICATION         INVESTMENT WILL BE CREDITED TO THE RYDEX U.S. GOVERNMENT MONEY MARKET
KIT.                           FUND, WHICH IS OFFERED IN A SEPARATE PROSPECTUS.
                   -------------------------------------------------------------------------
                    Mail your application and check        Mail your written purchase
                                  to:                      instructions and check to:
                   -------------------------------------------------------------------------
                   MAILING ADDRESS:
                   Rydex Investments
                   Attn: Ops. Dept.
                   9601 Blackwell Road, Suite 500
                   Rockville, MD 20850
--------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------
                           INITIAL PURCHASE                  SUBSEQUENT PURCHASES
                   -------------------------------------------------------------------------
                   Submit new account paperwork, and      Be sure to designate in your wire
                   then call Rydex to obtain your        instructions the Rydex Fund(s) you
                   account number.                                want to purchase.
                   o MAKE SURE TO DESIGNATE THE RYDEX
BY WIRE            FUND(S) YOU WANT TO PURCHASE.
                   o MAKE SURE YOUR INVESTMENT MEETS
                   THE ACCOUNT MINIMUM.

RYDEX CLIENT       ------------------------------------------------------------------------
SERVICES PHONE     To obtain "same-day credit" (to get that Business Day's NAV)
NUMBER:            for your purchase order, YOU MUST CALL RYDEX CLIENT SERVICES
800.820.0888       AND PROVIDE THE FOLLOWING INFORMATION PRIOR TO THE TRANSACTION
OR                 CUT-OFF TIME FOR THE RYDEX FUND(S) YOU ARE PURCHASING:
301.296.5406
                   o Account Number
                   o Fund Name
                   o Amount of Wire
                   o Fed Wire Reference Number (upon request)
                   You will receive a confirmation number to verify that your purchase order has been accepted.

                   IF YOU DO NOT NOTIFY RYDEX CLIENT SERVICES OF THE INCOMING WIRE, YOUR
                   PURCHASE ORDER WILL NOT BE PROCESSED UNTIL THE BUSINESS DAY FOLLOWING
                   THE RECEIPT OF THE WIRE.

                   WIRE INSTRUCTIONS:
                   U.S. Bank
                   Cincinnati, OH
                   Routing Number: 0420-00013
                   For Account of: Rydex Investments
                   Account Number: 48038-9030
                   [Your Name]
                   [Your shareholder account number]

                   IF YOU DO NOT SPECIFY THE RYDEX FUND(S) YOU WANT TO PURCHASE, YOUR
                   INVESTMENT WILL BE CREDITED TO THE RYDEX U.S. GOVERNMENT MONEY MARKET
                   FUND, WHICH IS OFFERED IN A SEPARATE PROSPECTUS.
--------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------
                            INITIAL PURCHASE                 SUBSEQUENT PURCHASES
                   -------------------------------------------------------------------------
                   -------------------------------------------------------------------------
                   Submit new account paperwork,       SUBSEQUENT PURCHASES MADE VIA ACH
                   and then call Rydex to obtain       MUST BE A MINIMUM OF $50.  To make
                   your account number.  Be sure       a subsequent purchase send written
BY ACH             to complete the "Electronic         purchase instructions that include:
(FAX)              Investing via ("ACH")"
                   section.  Then, fax it to           o YOUR NAME
                   Rydex (ONLY Individual, Joint       o YOUR SHAREHOLDER ACCOUNT NUMBER
RYDEX FAX NUMBER:  and UGMA/UTMA accounts may be       o THE RYDEX FUND(S) YOU WANT TO
301.296.5103       opened by fax).                     PURCHASE
                                                       o ACH BANK INFORMATION (IF NOT ON
                   o MAKE SURE TO INCLUDE A            RECORD).
                   LETTER OF INSTRUCTION
                   REQUESTING THAT WE PROCESS
                   YOUR PURCHASE BY ACH.
                   o MAKE SURE TO DESIGNATE THE
                   RYDEX FUND(S) YOU WANT TO
                   PURCHASE.
                   o MAKE SURE YOUR INVESTMENT
                   MEETS THE ACCOUNT MINIMUM.
--------------------------------------------------------------------------------------------
                                Follow the directions on the Rydex web site -
BY ACH (INTERNET)                          www.rydexinvestments.com
--------------------------------------------------------------------------------------------


CANCELLED PURCHASE ORDERS

Rydex will ordinarily cancel your purchase order under the following circumstances:

     o    if your bank does not honor your check for any reason

     o    if the transfer agent (Rydex) does not receive your wire transfer

     o    if the transfer agent (Rydex) does not receive your ACH transfer

     o    if your bank does not honor your ACH transfer

IF YOUR PURCHASE ORDER IS CANCELLED FOR ANY OF THESE REASONS, YOU WILL NOT BE ENTITLED TO BENEFIT FROM ANY INCREASE IN NAV THAT THE FUND MAY HAVE EXPERIENCED FROM THE TIME OF YOUR ORDER TO THE TIME OF ITS CANCELLATION. IN ADDITION, IF THE FUND'S NAV DECREASES IN VALUE FROM THE TIME OF YOUR ORDER TO THE TIME OF ITS CANCELLATION, THE FUND WILL HOLD YOU LIABLE FOR ANY LOSSES THAT IT INCURS AS A RESULT OF YOUR CANCELLED ORDER.

SELLING FUND SHARES
--------------------------------------------------------------------------------

The Fund redeems its shares continuously and investors may sell their shares back to the Fund on any Business Day. You may redeem all or any portion of your Fund shares at the Fund's next determined NAV calculated after your redemption order is received in good order by the transfer agent. Redemption orders, like any other share transaction, are subject to the Fund's transaction cut-off times and will be processed at the NAV next determined after your redemption order is received in good order by the transfer agent. The Fund charges a 1.00% redemption fee on redemptions of shares made within thirty (30) days of the date of purchase. See "Frequent Purchases and Redemptions of Fund Shares" below for more information.

The Fund may suspend your right to redeem your shares during times when trading on the NYSE is suspended or restricted, or otherwise as permitted by the SEC. The Fund reserves the right to pay part of your redemption proceeds in liquid securities with a market value equal to the redemption price.

REDEMPTION PROCEDURES

You will ordinarily submit your transaction order through your financial intermediary or other securities dealers through which you opened your shareholder account or through Rydex directly. The Fund also offers you the option to send redemption orders to Rydex by:

--------------------------------------------------------------------------------
        MAIL          Rydex Investments
                      Attn: Ops. Dept.
                      9601 Blackwell Road, Suite 500
                      Rockville, MD 20850
--------------------------------------------------------------------------------
                      301.296.5103
       FAX            If you send your redemption order by fax, you must
                      call Rydex Client Services at 800.820.0888 or
                      301.296.5406 to verify that your fax was received
                      and when it will be processed.
--------------------------------------------------------------------------------
      TELEPHONE       800.820.0888 or 301.296.5406 (not available for
                      retirement accounts)
--------------------------------------------------------------------------------

Whether you transmit your redemption order by mail, fax or telephone, you must include the following information in your redemption order:

o    your name

o    your shareholder account number

o    Fund name(s)

o    dollar amount or number of shares you would like to sell

o whether you want your sale proceeds sent to you by check, wire or ACH (a new alternate payee or new wire instructions may require a signature guarantee)

o    signature of account owner(s) (not required for telephone redemptions)

You may only place a redemption order if you are the registered owner of the account or the registered owner has given Rydex written authorization to allow you to make redemptions from the account. You will receive a confirmation number for your redemption. Please retain it for your records.

DISTRIBUTIONS FROM QUALIFIED RETIREMENT ACCOUNTS

Distributions from your tax-qualified plan or individual retirement account
(IRA) may have adverse tax consequences to you. You should consult your tax adviser before redeeming shares and making distributions from your tax-qualified plan or IRA account. All requests for distributions of redemption proceeds from tax-qualified plan and IRA accounts must be in writing. All distributions from tax-qualified plans and IRAs are subject to tax withholding rules.

RECEIVING YOUR REDEMPTION PROCEEDS

Your redemption proceeds normally will be sent within seven days of the transfer agent receiving your request. For redemption orders that settle on federal bank holidays, your redemption proceeds will be sent on the next Business Day following the holiday. FOR INVESTMENTS MADE BY CHECK OR ACH (NOT WIRE PURCHASES), PAYMENT OF REDEMPTION PROCEEDS MAY BE DELAYED UNTIL THE TRANSFER AGENT IS REASONABLY SATISFIED THAT YOUR PURCHASE HAS CLEARED. IT MAY TAKE UP TO 15 DAYS FOR YOUR PURCHASE TO CLEAR.

All redemptions will be mailed to your address of record, sent electronically, via ACH, or wired to your bank account of record. You may request overnight mail service for an additional fee. If you request payment of redemption proceeds to a third party or to a location other than your address of record or bank account of record, your redemption request must be IN WRITING AND MUST INCLUDE A SIGNATURE GUARANTEE AND MAY NOT BE FAXED.

--------------------------------------------------------------------------------
SIGNATURE GUARANTEES

Signature guarantees help protect you and your account against fraud. You can obtain a signature guarantee at most banks and financial intermediaries. A notary public cannot provide a signature guarantee. You may not use fax to transmit a signature guarantee to the Fund.
--------------------------------------------------------------------------------

LOW BALANCE ACCOUNTS

To offset the administrative expense of servicing small accounts, the Fund may impose, without additional notice, an administrative fee of $15 per year during periods where your account balance falls below the account minimum requirements for any reason. The Fund may redeem your shares if the value of your account falls below the required minimum investment amount. However, the Fund will provide you with at least 30 days' written notice to allow you sufficient time to add to your account and avoid the redemption of your shares.

EXCHANGING FUND SHARES
--------------------------------------------------------------------------------

An exchange is when you sell shares of one Rydex Fund and use the proceeds from that sale to purchase shares of another Rydex Fund. Investors may make exchanges on any Business Day of A-Class Shares or C-Class Shares of any Rydex Fund for A-Class Shares or C-Class Shares of any other Rydex Fund on the basis of the respective NAVs of the shares involved. An exchange of A-Class Shares of the Rydex U.S. Government Money Market Fund, which is offered in a separate prospectus, that have not previously been subject to a sales charge will be treated as an initial purchase of the other Fund and applicable sales charges will apply. Exchange requests, like any other share transaction, will be processed at the NAV next determined after your exchange order is received in good order. Exchanges involving other Rydex Funds not included in this Prospectus may be subject to different transaction cut-off times. All exchange requests must be received by the Rydex Funds' transfer agent prior to the cut-off time of the Rydex Fund you are exchanging out of or the Rydex Fund you are exchanging into, whichever is earlier, to be processed at that Business Day's NAV. See "Exchanges with Other Rydex Funds" below for additional information. The exchange privilege may be modified or discontinued at any time.

EXCHANGE PROCEDURES

You will ordinarily submit your transaction order through your financial intermediary or other securities dealers through which you opened your shareholder account or through Rydex directly. The Fund also offers you the option to send exchange requests to Rydex by:

--------------------------------------------------------------------------------
                     Rydex Investments
                     Attn: Ops. Dept.
        MAIL         9601 Blackwell Road, Suite 500
                     Rockville, MD 20850
--------------------------------------------------------------------------------
                     301.296.5101
        FAX          If you send your exchange request by fax, you must call
                     Rydex Client Services at 800.820.0888 to verify that your
                     fax was received and when it will be processed.
--------------------------------------------------------------------------------
     TELEPHONE       800.820.0888 OR 301.296.5406
--------------------------------------------------------------------------------
      INTERNET       Follow the directions on the Rydex web site -
                     www.rydexinvestments.com
--------------------------------------------------------------------------------

Whether you transmit your exchange request by mail, fax, telephone or internet, you must include the following information in your exchange request:

o    your name

o    your shareholder account number

o Fund name(s) you are exchanging out of (selling) and Fund name(s) you are exchanging into (buying)

o dollar amount, number of shares or percentage of Fund position involved in the exchange

o signature of account owner(s) (not required for telephone or internet exchanges)

You may only place exchange orders if you are the registered owner of the account or the registered owner has given Rydex written authorization to allow you to trade the account. You will receive a confirmation number for your exchange. Please retain it for your records.

MINIMUM EXCHANGE AMOUNTS

The minimum amount for an exchange is either $1,000 or 100% of the Fund position from which the exchange is coming, whichever is less. If you are exchanging the minimum amount, you may not split the proceeds between multiple Rydex Funds. If you place exchange transactions in shares or in percentages, the minimum exchange amount still applies. This minimum may be waived for accounts that are part of an asset allocation strategy.

EXCHANGES WITH OTHER RYDEX FUNDS

On any Business Day, investors may make exchanges of A-Class Shares or C-Class Shares of the Fund for A-Class Shares or C-Class Shares of any Rydex Fund not offered in this Prospectus. WHILE MOST RYDEX FUNDS OFFER UNLIMITED EXCHANGE PRIVILEGES WITH NO MINIMUM HOLDING PERIODS OR TRANSACTION FEES, CERTAIN RYDEX FUNDS, INCLUDING THE MARKET NEUTRAL FUND, DO NOT ALLOW UNLIMITED TRADING. SEE "FREQUENT PURCHASES AND REDEMPTIONS OF FUND SHARES"

FOR MORE INFORMATION. IF YOU ARE CONTEMPLATING AN EXCHANGE FOR SHARES OF ANY RYDEX FUND NOT OFFERED IN THIS PROSPECTUS, YOU SHOULD OBTAIN AND REVIEW THAT RYDEX FUND'S CURRENT PROSPECTUS BEFORE MAKING THE EXCHANGE. You can obtain a prospectus for any Rydex Fund not offered in this Prospectus by calling
800.820.0888 or 301.296.5406 or visiting the Rydex web site at www.rydexinvestments.com.

RYDEX ACCOUNT POLICIES
--------------------------------------------------------------------------------

SHAREHOLDER IDENTIFICATION AND VERIFICATION

Federal regulations may require the Fund to obtain your name, your date of birth (for a natural person), your residential street address or principal place of business and your Social Security Number, Employer Identification Number or other government issued identification when you open an account. Additional information may be required in certain circumstances or to open accounts for corporations or other entities. The Fund may use this information to attempt to verify your identity. The Fund may not be able to establish an account if the necessary information is not received. The Fund may also place limits on account transactions while it is in the process of attempting to verify your identity. Additionally, if the Fund is unable to verify your identity after your account is established, the Fund may be required to redeem your shares and close your account.

Rydex provides accounts for U.S. citizens and resident aliens. We will not open a new account for any non-resident aliens (natural person or entity). If you are unsure of your status please consult your tax adviser. Non-resident aliens may hold Rydex Funds through a financial intermediary, subject to that financial intermediary's requirements.

Customer identification and verification is part of the Fund's overall obligation to deter money laundering under applicable law. The Fund has adopted an anti-money laundering compliance program designed to prevent the Fund from being used for money laundering or the financing of terrorist activities. In this regard, the Fund reserves the right to (i) refuse, cancel or rescind any purchase or exchange order, (ii) freeze any account and/or suspend account services or (iii) involuntarily close your account in cases of threatening conduct or suspected fraudulent or illegal activity. These actions will be taken when, in the sole discretion of Fund management, they are deemed to be in the best interests of the Fund or in cases when the Fund is requested or compelled to do so by governmental or law enforcement authority. If your account is closed at the request of governmental or law enforcement authority, you may not receive proceeds of the redemption if the Fund is required to withhold such proceeds.

CHANGES TO YOUR ACCOUNT

For information on what is required to make changes and/or additions to your account, and to obtain the appropriate forms, please visit the Rydex web site at www.rydexinvestments.com or call 800.820.0888 or 301.296.5406. If you own shares that are registered in your intermediary's name, and you want to transfer the registration to another intermediary or want the shares registered in your name, then you should contact your intermediary for instructions on how to make this change.

TRANSACTIONS OVER TELEPHONE OR INTERNET

Internet and telephone transactions are extremely convenient, but are not risk free. To ensure that your internet and telephone transactions are safe, secure, and as risk-free as possible, the Rydex Funds have instituted certain safeguards and procedures for determining the identity of web site users (including the use of secure passwords and 128-bit encryption technology) and telephone callers and authenticity of instructions. As a result, neither the Fund nor its transfer agent will be responsible for any loss, liability, cost, or expense for following internet, telephone or wire instructions they reasonably believe to be genuine. If you or your intermediaries make exchange requests by telephone or internet, you will generally bear the risk of any loss. Neither the Fund, nor its transfer agent, is responsible for internet transactions that are not received.

During periods of unusually high market activity or other times, it may be difficult to reach Rydex by telephone or access our internet site. Rydex and its affiliates will not be liable for any losses resulting from a cause over which Rydex or its affiliates do not have direct control, including but not limited to the failure of electronic or mechanical equipment or communication lines, telephone or other interconnect problems (E.G., if you are unable to access your online service provider), input errors on the internet, severe weather, facilities emergencies, earthquakes, floods and strikes or other labor problems. If you are not able to reach Rydex by your regular medium, consider sending written instructions.

STATEMENTS & CONFIRMATIONS

You will receive statements and trade confirmations of your investment transactions. You may elect to suppress trade confirmations by requesting this option in writing or via the internet. You may choose to receive your confirmations and/or statements either by mail or electronically.

eDELIVERY SERVICES

eDelivery offers shareholders the convenience of receiving most communications (such as trade confirmations, statements, prospectuses and shareholder reports, etc.) from the Fund through the web via email notification. For more information on eDelivery, please visit the Rydex web site at www.rydexinvestments.com. The Fund reserves the right to discontinue your eDelivery service if two (2) or more e-mail notices are returned as undeliverable.

RYDEX EXPRESS LINE - 1(800) 717-7776

You may access information about the Rydex Funds and your Rydex account anytime with the Rydex Express Line. This automated line gives you telephone access to Rydex Fund information including NAVs, daily factors, fund assets and distributions as well as balance and history information on your Rydex account.

SERVICE AND OTHER FEES

Rydex may charge the following administrative fees on accounts held directly through the Fund's transfer agent for services associated with the following:

     o    $15 for wire transfers of redemption proceeds under $5,000

     o    $50 on purchase checks returned for insufficient funds

     o $25 to stop payment of a redemption check within 10 Business Days of the settlement date

     o $15 for standard overnight packages (fee may be higher for special delivery options)

     o    $25 for bounced draft checks or ACH transactions

     o    $15 per year for low balance accounts

     o The Fund reserves the right, upon notice, to charge you a fee to cover the costs of special requests for information that require extensive research or employee resources. Such requests could include a request for historical account transcripts or the retrieval of a significant number of documents.

Rydex reserves the right to change any of these fees or add additional service fees at any time.

RETIREMENT ACCOUNT FEES

Certain retirement plans such as IRA, SEP, Roth IRA and 403(b) accounts, are charged an annual $15 maintenance fee. Upon liquidating your retirement account, a $15 account-closing fee (and any unpaid annual maintenance fee) will be deducted from the proceeds of your redemption. You may pay the annual maintenance fee at any time during the calendar year by sending Rydex a check. If the annual maintenance fee is not paid separately prior to December, it will be deducted from your account.

ACCOUNT FEE WAIVERS

Certain fees may be waived for accounts with balances equal to or greater than $250,000 at the time the fee is charged. The fees that may be waived are the Annual maintenance fee and account-closing fee for retirement accounts and the fee for wires less than $5,000.

FREQUENT PURCHASES AND REDEMPTIONS OF FUND SHARES

Unlike most other Rydex Funds, the Fund is not suitable for purchase by active investors. The Fund is intended for long-term investment purposes only and discourages shareholders from engaging in "market timing" or other types of excessive short-term trading. This frequent trading into and out of the Fund may present risks to the Fund's long-term shareholders, all of which could adversely affect shareholder returns. The risks posed by frequent trading include interfering with the efficient implementation of the Fund's investment strategies, triggering the recognition of taxable gains and losses on the sale of Fund investments, requiring the Fund to maintain higher cash balances to meet redemption requests, and experiencing increased transaction costs. Consequently, the Board of Trustees has adopted policies and procedures designed to prevent frequent purchases and redemptions of shares of the Fund.

In an effort to discourage short-term trading and defray costs incurred by shareholders as a result of same, the Board of Trustees has approved a 1.00% redemption fee to be imposed uniformly on all Fund shares redeemed within thirty
(30) days of the date of purchase (including shares of the Fund that are acquired through an exchange) subject to the limitations discussed below. The fee is deducted from the sale proceeds and cannot be paid separately, and any proceeds of the fee are credited to the assets of the Fund. The fee does not apply to shares purchased with reinvested dividends or distributions. In determining how long shares of the Fund have been held, the Fund assumes that shares held by the investor the longest period of time will be sold first. The redemption fee is applicable to Fund shares purchased either directly or through a financial intermediary, such as a broker-dealer. Transactions through financial intermediaries typically are placed with the Fund on an omnibus basis and include both purchase and sale transactions placed on behalf of multiple investors. The Fund requests that financial intermediaries assess the redemption fee on customer accounts and collect and remit the proceeds to the Fund. However, the Fund recognizes that due to operational and system limitations, intermediaries' methods for tracking and calculating the fee may be inadequate or differ in some respects from the Fund's. Therefore, to the extent that financial intermediaries are unable to collect the redemption fee, the Fund may not be able to defray the expenses associated with short-term trades made by that financial intermediary's customers.

The Fund reserves the right to waive the redemption fee in its discretion where either the Fund believes such waiver is in the best interests of the Fund, including certain categories of redemptions that the Fund reasonably believes may not raise frequent trading or market timing concerns or where the financial intermediary's processing systems are unable to properly apply the redemption fee. These categories currently include (i) participants in certain group retirement plans or group annuity contracts whose processing systems are incapable of properly applying the redemption fee to underlying shareholders;
(ii) redemptions resulting from certain transfers upon the death of a shareholder; (iii) redemptions by certain pension plans as required by law or by regulatory authorities; (iv) systematic redemptions; (v) retirement loans and withdrawals; and (vi) redemptions in accounts participating in certain approved asset allocation programs.

For purposes of applying the Fund's policies, the Advisor may consider the trading history of accounts under common ownership or control. In addition, the Fund reserves the right to reject any purchase request by any investor or group of investors for any reason without prior notice, including, in particular, if the Advisor reasonably believes that the trading activity would be harmful or disruptive to the Fund. Although these policies are designed to deter frequent trading, none of these measures alone nor all of them taken together eliminate the possibility that frequent trading in the Fund will occur, particularly with respect to trades placed by shareholders that invest in the Fund through omnibus accounts maintained by brokers, retirement plan accounts and other financial intermediaries. The Fund's access to information about individual shareholder transactions made through such omnibus arrangements is often unavailable or severely limited. As a result, the Fund cannot assure that its policies will be enforced with regard to those Fund shares held through such omnibus arrangements (which may represent a majority of Fund shares), and as a result frequent trading could adversely affect the Fund and its long-term shareholders as discussed above.

RIGHTS RESERVED BY THE FUND

The Fund reserves the right to close your account in cases of suspected fraudulent or illegal activity in accordance with applicable law. This action may be taken when, in the sole discretion of Fund management, it is deemed to be in the best interests of the Fund or in cases where the Fund is requested or compelled to do so by applicable law. If your account is closed at the request of governmental or law enforcement authority or pursuant to applicable law, you may not receive proceeds of the redemption if the Fund is required to withhold such proceeds.

DISTRIBUTION AND SHAREHOLDER SERVICES
--------------------------------------------------------------------------------
A-CLASS SHARES

The Fund has adopted a Distribution Plan applicable to A-Class Shares that allows the Fund to pay distribution fees to the Distributor and other firms that provide distribution services ("Service Providers"). The Fund will pay distribution fees to the Distributor at an annual rate not to exceed 0.25% of average daily net assets, pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended. The Distributor generally will, in turn, pay the Service Provider out of its fees. Because the Fund pays these fees out of assets on an ongoing basis, over time these fees may cost you more than other types of sales charges and will increase the cost of your investment.

C-CLASS SHARES

The Fund has adopted a Distribution and Shareholder Services Plan pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended, applicable to C-Class Shares that allows the Fund to pay annual distribution and service fees of 1.00% of the Fund's average daily net assets. The annual 0.75% distribution fee reimburses the Distributor for paying your intermediary a sales commission. The annual 0.25% service fee compensates your intermediary for providing on-going services to you. The Distributor advances the first year's distribution and service fees, and retains the distribution and service fees on accounts with no authorized intermediary of record. Because the Fund pays these fees out of assets on an ongoing basis, over time these fees may cost you more than other types of sales charges and will increase the cost of your investment.

COMPENSATION TO DEALERS

The Advisor, at its expense, may provide compensation to financial intermediaries for the sale of Fund shares. These payments may be made, at the discretion of the Advisor, to certain dealers who have sold shares of the Rydex Funds. The level of payments made to dealers will generally vary, but may be significant. These payments may provide an incentive for dealers to sell shares of the Rydex Funds and promote the retention of their customer's assets in the Fund. Any payments described above will not change the price paid by investors for the purchase of the applicable Rydex Fund's shares or the amount that any particular Rydex Fund will receive as proceeds from such sales. The Advisor determines the extent of such payments in its sole discretion in response to requests from dealer firms, based on factors it deems relevant, such as the dealer's sales, assets, share class utilized and the quality of the dealer's relationship with the Advisor. The Advisor periodically determines the advisability of continuing these payments. The Advisor may also pay expenses associated with meetings that facilitate educating financial advisers and shareholders about the Rydex Funds that are conducted by dealers.

DIVIDENDS AND DISTRIBUTIONS
--------------------------------------------------------------------------------
TIMING OF PAYMENTS

Income dividends, if any, are paid at least annually by the Fund. If you own Fund shares on the Fund's record date, you will be entitled to receive the dividend. The Fund may declare and pay dividends on the same date. The Fund makes distributions of capital gains, if any, at least annually. The Fund, however, may declare a special capital gains distribution if the Board of Trustees believes that such a distribution would be in the best interests of the shareholders of the Fund.

DIVIDEND PAYMENT OPTIONS

Dividends and distributions will be paid in the form of additional Fund shares unless you have elected to receive payment in cash. If you did not elect to receive cash payments of dividends and distributions on your application, you must notify the Fund in writing to change your election prior to the date of the next distribution. Your election will become effective for dividends paid after the Fund receives your written notice. To cancel your election, simply send written notice to the Fund. Dividends and distributions with values of $10 or less may be automatically reinvested.

TAX INFORMATION
--------------------------------------------------------------------------------

The following is a summary of some important tax issues that affect the Fund and its shareholders. The summary is based on current tax laws, which may be changed by legislative, judicial or administrative action. You should not consider this summary to be a detailed explanation of the tax treatment of the Fund, or the tax consequences of an investment in the Fund. MORE INFORMATION ABOUT TAXES IS LOCATED IN THE SAI. YOU ARE URGED TO CONSULT YOUR TAX ADVISER REGARDING SPECIFIC QUESTIONS AS TO FEDERAL, STATE AND LOCAL INCOME TAXES.

TAX STATUS OF THE FUND

The Fund is treated as a separate entity for federal tax purposes, and intends to qualify for the special tax treatment afforded regulated investment companies. As long as the Fund qualifies as a regulated investment company, it pays no federal income tax on the earnings it distributes to shareholders.

TAX STATUS OF DISTRIBUTIONS

o The Fund will, at least annually, distribute substantially all of its net investment income and net capital gains income.

o The income dividends and short-term capital gains distributions you receive from the Fund will be taxed as either ordinary income or qualified dividend income. Dividends that are qualified dividend income are eligible for the reduced maximum rate to individuals of 15% (5% for individuals in lower tax brackets) to the extent that the Fund receives qualified dividend income.

o Any long-term capital gains distributions you receive from the Fund are taxable as long-term capital gains regardless of how long you have owned your shares. Long-term capital gains are currently taxed at a maximum rate of 15%.

o Absent further legislation, the maximum 15% tax rate on qualified dividend income and long-term capital gains will cease to apply to taxable years beginning after December 31, 2010.

o Dividends and distributions are generally taxable to you whether you receive them in cash or in additional shares.

o Corporate shareholders may be entitled to a dividends-received deduction for the portion of dividends they receive that are attributable to dividends received by the Fund from U.S. corporations, subject to certain limitations.

o Long-term capital gains distributions will result from gains on the sale or exchange of capital assets held by the Fund for more than one year.

o Distributions paid in January but declared by the Fund in October, November or December of the previous year may be taxable to you in the previous year.

o The Fund will inform you of the amount of your ordinary income dividends, qualified dividend income, and long-term capital gain distributions shortly after the close of each calendar year.

o If you hold your shares in a tax-qualified retirement account, you generally will not be subject to federal taxation on Fund distributions until you begin receiving distributions from your retirement account. You should consult your tax adviser regarding the tax rules that apply to your retirement account.

o With respect to investments by the Fund, some foreign governments levy withholding taxes against dividend and interest income. Although in some countries a portion of these withholding taxes is recoverable, the nonrecovered portion will reduce the income received from the securities in the Fund. In addition, the Fund may be able to pass along a tax credit for foreign income taxes that they pay. The Fund will provide you with the information necessary to reflect foreign taxes paid on your income tax return if it makes this election.

TAX STATUS OF SHARE TRANSACTIONS

EACH SALE, EXCHANGE, OR REDEMPTION OF FUND SHARES MAY BE A TAXABLE EVENT TO YOU. For tax purposes, an exchange of Fund shares for shares of a different Rydex Fund is treated the same as a sale. You should consider the tax consequences of any redemption or exchange before making such a request, especially with respect to redemptions if you invest in the Fund through a tax-qualified retirement plan.

STATE TAX CONSIDERATIONS

The Fund is not liable for any income or franchise tax in Delaware as long as it qualifies as a regulated investment company for federal income tax purposes. In addition to federal taxes, distributions by the Fund and ownership of Fund shares may be subject to state and local taxes. You should consult your tax adviser regarding how state and local tax laws affect your investment in Fund shares.

MANAGEMENT OF THE FUND

--------------------------------------------------------------------------------
INVESTMENT ADVISOR

Rydex Investments is located at 9601 Blackwell Road, Suite 500, Rockville, Maryland 20850, and serves as investment adviser of the Fund. The Advisor has served as the investment adviser of the Rydex Funds since each Rydex Fund's inception, and also serves as sub-adviser to several other mutual funds.

The Advisor makes investment decisions for the assets of the Fund and continuously reviews, supervises, and administers the Fund's investment program. The Board of Trustees of the Trust supervises the Advisor and establishes policies that the Advisor must follow in its day-to-day management activities. Pursuant to an investment advisory agreement between the Trust and the Advisor, the Fund will pay the Advisor a fee at an annualized rate based on the average daily net assets of the Fund, as set forth below:

FUND                                                ADVISORY FEE
----------------------------------------------------------------
MARKET NEUTRAL                                             1.15%

The Advisor bears all of its own costs associated with providing these advisory services and the expenses of the members of the Board of Trustees who are affiliated with the Advisor. The Advisor may make payments from its own resources to broker-dealers and other financial institutions in connection with the sale of Fund shares.

As part of its agreement with the Trust, the Advisor will pay all operating expenses of the Fund, including the cost of transfer agency, custody, fund administration, legal, audit and other services, except interest expense, taxes (expected to be de minimis), brokerage commissions and other expenses connected with execution of portfolio transactions, short dividend expenses, and extraordinary expenses.

A discussion regarding the basis for the Board's August 2006 approval of the Fund's investment advisory agreement is available in the Trust's September 30, 2006 Semi-Annual Report to Shareholders, which covers the period April 1, 2006 to September 30, 2006. A discussion regarding the basis for the Board's August 2007 approval of the Fund's investment advisory agreement will be available in the Fund's September 30, 2007 Semi-Annual Report to Shareholders, which covers the period April 1, 2007 to September 30, 2007.

PORTFOLIO MANAGEMENT

Mike Byrum, President and Chief Investment Officer ("CIO") of Rydex Investments, leads the Portfolio Department. Mr. Byrum's senior management team, called the Investment Leadership Team ("ILT"), consists of five investment professionals that are responsible for overseeing different functions within the Portfolio Department. Those members include Michael Dellapa as the Director of Research, Douglas Holmes as the Strategic Advisor, James King as the Director of Portfolio Management, David Reilly as the head of Portfolio Strategies, and Stephen Sachs as the Director of Trading. The role of the ILT is to set the overall policies of the Portfolio Department with respect to investment strategies and business development. The remainder of the Portfolio Department reports to the members of the ILT, and consists of a team of approximately 16 investment professionals that focus on research, trading, and implementing the portfolios.

On a day-to-day basis the following three individuals are jointly and primarily responsible for the management of the Fund.

MICHAEL P. BYRUM, CFA, President and CIO of Rydex Investments - As the CIO, Mr. Byrum has ultimate responsibility of the management of the Fund. He has been associated with Rydex Investments since the Advisor was founded in 1993. Mr. Byrum was named the President of Rydex Investments in 2004 and has served as Chief Investment Officer of Rydex Investments since 2000. During this time, he has played a key role in the development of the firm's investment strategies and product offerings. As Senior Portfolio Manager, Mr. Byrum was instrumental in the launch of the OTC, Precious Metals, Government Long Bond 1.2x Strategy, Inverse Government Long Bond Strategy, Inverse S&P 500 Strategy and Inverse OTC Strategy Funds, and helped to create the Sector Funds, all of which are offered in a separate prospectus. He was named Vice President of Portfolio for Rydex Investments in 1998, and Executive Vice President in 2000. Prior to joining Rydex Investments, Mr. Byrum worked for Money Management Associates, the investment adviser for Rushmore Funds, Inc. He holds a degree in finance from Miami University of Ohio and is a member of the CFA Institute and the Washington Society of Investment Analysts. Mr. Byrum has co-managed the Fund since its inception.

JAMES R. KING, CFA, Director of Portfolio Management - Mr. King is responsible for a team of portfolio managers who manage all of the Rydex Funds. He joined Rydex Investments in 1996 and was promoted to assistant portfolio manager in 1997. In 1998, he became a portfolio manager and was promoted in 2001 to senior portfolio manager and currently serves as director of portfolio management. Prior to joining Rydex Investments, Mr. King worked as a registered representative at DMG Securities. He holds a degree in finance from the University of Maryland. Mr. King has co-managed the Fund since its inception.

MICHAEL J. DELLAPA, CFA, Director of Investment Research - Mr. Dellapa joined Rydex Investments in 2000 as a Research Analyst and was promoted to portfolio manager in 2003. During his tenure as a portfolio manager, he had direct oversight for the Russell 2000(R) 1.5x Strategy, Healthcare, Biotechnology, and Consumer Products Funds, all of which are offered in a separate prospectus. In 2005, Mr. Dellapa became Director of Investment Research. Since joining Rydex Investments, Mr. Dellapa has played a key role in developing research processes and systems to enhance current funds and develop new investment products. Prior to joining Rydex Investments, he worked as an equity analyst for Invista Capital and systems analyst for Accenture. He holds an engineering degree from the University of Maryland and MBA from the

University of Chicago. Previously, he was owner/consultant of Dellapa Consulting Inc. as well as a senior consultant and an analyst at Andersen Consulting. Mr. Dellapa has co-managed the Fund since its inception.

Mr. Dellapa oversees the research and creation of the processes used to select investments. Mr. King oversees the day-to-day details of the portfolio management of all of the Rydex Funds. Mr. Byrum generally oversees all aspects of the management of all the Rydex Funds and reviews the activities of Messrs. King and Dellapa, as well as other aspects of the investment management portfolio department.

Additional information about the portfolio managers' compensation, other accounts managed by the portfolio managers, and the portfolio managers' ownership of securities in the Fund is available in the SAI.

     ADDITIONAL AND MORE DETAILED INFORMATION ABOUT THE FUND IS INCLUDED IN THE SAI DATED AUGUST 1, 2007. THE SAI HAS BEEN FILED WITH THE SEC AND IS INCORPORATED BY REFERENCE INTO THIS PROSPECTUS AND, THEREFORE, LEGALLY FORMS A PART OF THIS PROSPECTUS. THE SEC MAINTAINS THE EDGAR DATABASE ON ITS WEB SITE ("HTTP://WWW.SEC.GOV") THAT CONTAINS THE SAI, MATERIAL INCORPORATED BY REFERENCE, AND OTHER INFORMATION REGARDING REGISTRANTS THAT FILE ELECTRONICALLY WITH THE SEC. YOU MAY ALSO REVIEW AND COPY DOCUMENTS AT THE SEC PUBLIC REFERENCE ROOM IN WASHINGTON, D.C. (FOR INFORMATION ON THE OPERATION OF THE PUBLIC REFERENCE ROOM, CALL 202.551.8090). YOU MAY REQUEST DOCUMENTS FROM THE SEC BY MAIL, UPON PAYMENT OF A DUPLICATION FEE, BY WRITING TO: U.S. SECURITIES AND EXCHANGE COMMISSION, PUBLIC REFERENCE SECTION, WASHINGTON, D.C. 20549-0102 OR BY EMAILING THE SEC AT THE FOLLOWING ADDRESS: PUBLICINFO@SEC.GOV.

     YOU MAY OBTAIN A COPY OF THE SAI OR THE ANNUAL OR SEMI-ANNUAL REPORTS, WITHOUT CHARGE BY CALLING 800.820.0888 OR 301.296.5100, VISITING THE RYDEX WEB SITE AT WWW.RYDEXINVESTMENTS.COM, OR WRITING TO RYDEX SERIES FUNDS, AT 9601 BLACKWELL ROAD, SUITE 500, ROCKVILLE, MARYLAND 20850. ADDITIONAL INFORMATION ABOUT THE FUND'S INVESTMENTS IS AVAILABLE IN THE ANNUAL AND SEMI-ANNUAL REPORTS. ALSO, IN THE FUND'S ANNUAL REPORT, YOU WILL FIND A DISCUSSION OF THE MARKET CONDITIONS AND INVESTMENT STRATEGIES THAT SIGNIFICANTLY AFFECTED THE FUND'S PERFORMANCE DURING THEIR LAST FISCAL YEAR.

     NO ONE HAS BEEN AUTHORIZED TO GIVE ANY INFORMATION OR TO MAKE ANY REPRESENTATIONS NOT CONTAINED IN THIS PROSPECTUS OR IN THE FUND'S SAI IN CONNECTION WITH THE OFFERING OF FUND SHARES. DO NOT RELY ON ANY SUCH INFORMATION OR REPRESENTATIONS AS HAVING BEEN AUTHORIZED BY THE FUND OR RYDEX INVESTMENTS. THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFERING BY THE FUND IN ANY JURISDICTION WHERE SUCH AN OFFERING IS NOT LAWFUL.

     THE TRUST'S SEC REGISTRATION NUMBER IS 811-07584.

[GRAPHIC OMITTED]

9601 Blackwell Road
Suite 500
Rockville, MD 20850
800.820.0888
www.rydexinvestments.com

--------------------------------------------------------------------------------
          PLEASE SEE THE RYDEX PRIVACY POLICIES INSIDE THE BACK COVER.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                                              RYDEX SERIES FUNDS

                                                         MASTER FUNDS PROSPECTUS

                                                                  AUGUST 1, 2007


NOVA MASTER
INVERSE S&P 500 STRATEGY MASTER (Formerly, Inverse S&P 500 Master)
INVERSE OTC STRATEGY MASTER (Formerly, Inverse OTC Master)
INVERSE GOVERNMENT LONG BOND STRATEGY MASTER
  (Formerly, Inverse Government Long Bond Master)
--------------------------------------------------------------------------------
                                                               [GRAPHIC OMITTED]

--------------------------------------------------------------------------------
THE U.S. SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THE TRUST'S SHARES OR PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.
--------------------------------------------------------------------------------

TABLE OF CONTENTS


MASTER FUNDS
         Nova Master Fund                                                     4
         Inverse S&P 500 Strategy Master Fund                                 5
         Inverse OTC Strategy Master Fund                                     6
         Inverse Government Long Bond Strategy Master Fund                    7

PRINCIPAL RISKS OF INVESTING IN THE FUNDS                                     8
DESCRIPTIONS OF PRINCIPAL RISKS                                               9
FUND PERFORMANCE                                                              14
FUND FEES AND EXPENSES                                                        19
MORE INFORMATION ABOUT THE FUNDS                                              21
BENCHMARKS AND INVESTMENTS                                                    21
SHAREHOLDER INFORMATION GUIDE                                                 22
DIVIDENDS AND DISTRIBUTIONS                                                   24
TAX INFORMATION                                                               24
MANAGEMENT OF THE FUNDS                                                       25
FINANCIAL HIGHLIGHTS                                                          27
INDEX PUBLISHERS INFORMATION                                                  28
ADDITIONAL INFORMATION                                                        29

--------------------------------------------------------------------------------
          PLEASE SEE THE RYDEX PRIVACY POLICIES INSIDE THE BACK COVER.
--------------------------------------------------------------------------------

                               RYDEX SERIES FUNDS
                               MASTER CLASS SHARES

            9601 BLACKWELL ROAD, SUITE 500, ROCKVILLE, MARYLAND 20850
             800.820.0888 o 301.296.5100 o WWW.RYDEXINVESTMENTS.COM

--------------------------------------------------------------------------------
MASTER FUNDS
--------------------------------------------------------------------------------

Rydex Series Funds (the "Trust") is a mutual fund complex offering a number of professionally managed investment portfolios (funds) that are grouped into several categories according to each fund's investment strategy. This Prospectus decribes Shares of the Nova Master, Inverse S&P 500 Strategy Master, Inverse OTC Strategy Master and Inverse Government Long Bond Strategy Master Funds (the "Funds" or the "Master Funds"). Shares of the Master Funds are available soley through "master-feeder arrangements" with feeder funds of the Trust.

 RISKS OF INVESTING IN THE FUNDS

The value of the Funds may fluctuate. In addition, Fund shares:

O    MAY DECLINE IN VALUE, AND YOU MAY LOSE MONEY

O    ARE NOT FEDERALLY INSURED

O    ARE NOT GUARANTEED BY ANY GOVERNMENT AGENCY

O    ARE NOT BANK DEPOSITS

O    ARE NOT GUARANTEED TO ACHIEVE THEIR OBJECTIVES

NOVA MASTER FUND
--------------------------------------------------------------------------------

FUND OBJECTIVE

The Nova Master Fund seeks to provide investment results that match the performance of a specific benchmark on a daily basis. The Fund's current benchmark is 150% of the performance of the S&P 500(R) Index (the "underlying index").

If the Fund meets its objective, the value of the Fund's shares will tend to increase on a daily basis by 150% of the value of any increase in the underlying index. When the value of the underlying index declines, the value of the Fund's shares should also decrease on a daily basis by 150% of the value of any decrease in the underlying index (E.G., if the underlying index goes down by 5%, the value of the Fund's shares should go down by 7.5% on that day). For more information about the effects of leverage, please see "Understanding Compounding and the Effect of Leverage."

PRINCIPAL INVESTMENT STRATEGY

Unlike a traditional index fund, as its primary investment strategy, the Nova Master Fund invests to a significant extent in leveraged instruments, such as futures contracts and options on securities, futures contracts, and stock indices, as well as equity securities. The Fund will also enter into swap agreements. Futures and options contracts enable the Nova Master Fund to pursue its objective without investing directly in the securities included in the underlying index, or in the same proportion that those securities are represented in the underlying index. On a day-to-day basis, to collateralize these futures and options contracts, the Nova Master Fund holds U.S. Government securities or cash equivalents.

PRINCIPAL RISKS

The Nova Master Fund is subject to a number of risks that may affect the value of its shares, including:

     o    Active Trading Risk

     o    Depositary Receipt Risk

     o    Derivatives Risk

     o    Early Closing Risk

     o    Large-Capitalization Securities Risk

     o    Leveraging Risk

     o    Market Risk

     o    Non-Diversification Risk

     o    Swap Counterparty Credit Risk

     o    Tracking Error Risk

     o    Trading Halt Risk

Please see "Descriptions of Principal Risks" on page 9 for a discussion of each of the principal risks that apply to the Fund.

INVERSE S&P 500 STRATEGY MASTER FUND (FORMERLY, INVERSE S&P 500 MASTER FUND)
--------------------------------------------------------------------------------

FUND OBJECTIVE

The Inverse S&P 500 Strategy Master Fund seeks to provide investment results that will inversely correlate to the performance of the S&P 500(R) Index (the "underlying index").

If the Fund meets its objective, the value of the Fund's shares will tend to increase during times when the value of the underlying index is decreasing. When the value of the underlying index is increasing, however, the value of the Fund's shares should decrease on a daily basis by an inversely proportionate amount (e.g., if the underlying index goes up by 5%, the value of the Fund's shares should go down by 5% on that day).

PRINCIPAL INVESTMENT STRATEGY

Unlike a traditional index fund, the Inverse S&P 500 Strategy Master Fund's benchmark is to perform exactly opposite the underlying index, and the Fund will not own the securities included in the underlying index. Instead, as its primary investment strategy, the Fund invests to a significant extent in short sales of securities or futures contracts and in options on securities, futures contracts, and stock indices and will enter into swap agreements. On a day-to-day basis, the Fund holds U.S. Government securities or cash equivalents to collateralize its short sales and derivative positions.

PRINCIPAL RISKS

The Inverse S&P 500 Strategy Master Fund is subject to a number of risks that may affect the value of its shares, including:

     o    Active Trading Risk

     o    Depositary Receipt Risk

     o    Derivatives Risk

     o    Early Closing Risk

     o    Large-Capitalization Securities Risk

     o    Market Risk

     o    Non-Diversification Risk

     o    Short Sales Risk

     o    Swap Counterparty Credit Risk

     o    Tracking Error Risk

     o    Trading Halt Risk

Please see "Descriptions of Principal Risks" on page 9 for a discussion of each of the principal risks that apply to the Fund.

INVERSE OTC STRATEGY MASTER FUND (FORMERLY, INVERSE OTC MASTER FUND)
--------------------------------------------------------------------------------

FUND OBJECTIVE

The Inverse OTC Master Fund seeks to provide investment results that will match the performance of a specific benchmark. The Fund's current benchmark is the inverse of the performance of the Nasdaq 100 Index(R) (the "underlying index"). The investment objective of the Inverse OTC Master Fund is non-fundamental and may be changed without shareholder approval.

If the Fund meets its objective, the value of the Fund's shares will tend to increase during times when the value of the underlying index is decreasing. When the value of the underlying index is increasing, however, the value of the Fund's shares should decrease on a daily basis by an inversely proportionate amount (E.G., if the underlying index goes up by 5%, the value of the Fund's shares should go down by 5% on that day).

PRINCIPAL INVESTMENT STRATEGY

Unlike a traditional index fund, the Inverse OTC Strategy Master Fund's objective is to perform exactly the opposite of the underlying index, and the Fund will not own the securities included in the underlying index. Instead, as its primary investment strategy, the Fund invests to a significant extent in short sales of securities or futures contracts and in options on securities, futures contracts, and stock indices and also will enter into swap agreements. On a day-to-day basis, the Fund holds U.S. Government securities or cash equivalents to collateralize its short sales and derivative positions.

PRINCIPAL RISKS

The Inverse OTC Strategy Master Fund is subject to a number of risks that may affect the value of its shares, including:

     o    Active Trading Risk

     o    Depositary Receipt Risk

     o    Derivatives Risk

     o    Early Closing Risk

     o    Industry Concentration Risk

     o    Market Risk

     o    Mid-Capitalization Securities Risk

     o    Non-Diversification Risk

     o    Short Sales Risk

     o    Swap Counterparty Credit Risk

     o    Technology Sector Concentration Risk

     o    Tracking Error Risk

     o    Trading Halt Risk

Please see "Descriptions of Principal Risks" on page 9 for a discussion of each of the principal risks that apply to the Fund.

INVERSE GOVERNMENT LONG BOND STRATEGY MASTER FUND (FORMERLY, INVERSE GOVERNMENT LONG BOND MASTER FUND)
--------------------------------------------------------------------------------

FUND OBJECTIVE

The Inverse Government Long Bond Strategy Master Fund seeks to provide total returns that will inversely correlate to the price movements of a benchmark for U.S. Treasury debt instruments or futures contract on a specified debt instrument. The Fund's current benchmark is the inverse of the daily price movement of the Long Treasury Bond. The Long Treasury Bond is the U.S. Treasury bond with the longest maturity, which is currently 30 years. The price movement of the Long Treasury Bond is based on the daily price change of the most recently issued Long Treasury Bond.

If the Fund meets its objective, the value of the Fund's shares will increase on a daily basis when the price of the Long Treasury Bond decreases. When the price of the Long Treasury Bond increases, however, the value of the Fund's shares should decrease on a daily basis by an inversely proportionate amount (E.G., if the price of the Long Treasury Bond increases by 2%, the value of the Fund's shares should go down by 2% on that day).

PRINCIPAL INVESTMENT STRATEGY

Unlike a traditional index fund, the Fund's objective is to perform, on a daily basis, exactly opposite its benchmark, the Long Treasury Bond. As its primary investment strategy, the Fund enters into short sales and swap transactions, and engages in futures and options transactions. On a day-to-day basis, the Fund holds U.S. Government securities or cash equivalents to collateralize its short sales and derivative positions.

PRINCIPAL RISKS

The Inverse Government Long Bond Strategy Master Fund is subject to a number of risks that may affect the value of its shares, including:

     o    Active Trading Risk

     o    Derivatives Risk

     o    Early Closing Risk

     o    Fixed Income Risk

     o    Market Risk

     o    Non-Diversification Risk

     o    Short Sales Risk

     o    Swap Counterparty Credit Risk

     o    Tracking Error Risk

     o    Trading Halt Risk

Please see "Descriptions of Principal Risks" on page 9 for a discussion of each of the principal risks that apply to the Fund.

PRINCIPAL RISKS OF INVESTING IN THE FUNDS
--------------------------------------------------------------------------------

As indicated below, the Funds are subject to a number of risks that may affect the value of the Funds' shares. Please see "Descriptions of Principal Risks" immediately following the table for more detailed information about the principal risks of the Funds.

------------------------------------------------------------------------------------------------------------------------------------
                                                                 Inverse S&P 500       Inverse OTC         Inverse Government Long
                                                   Nova          Strategy Master     Strategy Master      Bond Strategy Master Fund
                                                Master Fund          Fund               Fund
------------------------------------------------------------------------------------------------------------------------------------
Active Trading Risk                                 X                  X                   X                         X
------------------------------------------------------------------------------------------------------------------------------------
Depositary Receipt Risk                             X                  X                   X
------------------------------------------------------------------------------------------------------------------------------------
Derivatives Risk                                    X                  X                   X                         X
------------------------------------------------------------------------------------------------------------------------------------
Early Closing Risk                                  X                  X                   X                         X
------------------------------------------------------------------------------------------------------------------------------------
Fixed Income Risk                                                                                                    X
------------------------------------------------------------------------------------------------------------------------------------
Industry Concentration Risk                                                                X
------------------------------------------------------------------------------------------------------------------------------------
Large-Capitalization Securities Risk                X                  X
------------------------------------------------------------------------------------------------------------------------------------
Leveraging Risk                                     X
------------------------------------------------------------------------------------------------------------------------------------
Market Risk                                         X                  X                   X                         X
------------------------------------------------------------------------------------------------------------------------------------
Mid-Capitalization Securities Risk                                                         X
------------------------------------------------------------------------------------------------------------------------------------
Non-Diversification Risk                            X                  X                   X                         X
------------------------------------------------------------------------------------------------------------------------------------
Short Sales Risk                                                       X                   X                         X
------------------------------------------------------------------------------------------------------------------------------------
Swap Counterparty Credit Risk                       X                  X                   X                         X
------------------------------------------------------------------------------------------------------------------------------------
Tracking Error Risk                                 X                  X                   X                         X
------------------------------------------------------------------------------------------------------------------------------------
Trading Halt Risk                                   X                  X                   X                         X
------------------------------------------------------------------------------------------------------------------------------------

DESCRIPTIONS OF PRINCIPAL RISKS

ACTIVE TRADING RISK - A significant portion of the Fund's assets may come from investors who take part in certain strategic and tactical asset allocation programs. These programs often recommend frequent trading of Fund shares to take advantage of anticipated changes in market conditions. Therefore, the Advisor anticipates that investors who take part in these programs may frequently redeem or exchange shares of the Fund, which may cause the Fund to experience high portfolio turnover. High portfolio turnover may result in the Fund paying higher levels of transaction costs and generating greater tax liabilities for shareholders. In addition, large movements of assets into and out of the Fund may negatively impact the Fund's ability to achieve its investment objective. In certain circumstances, the Fund's expense ratios may vary from current estimates or the historical ratio disclosed in this Prospectus.

DEPOSITARY RECEIPT RISK - The Fund may hold the securities of non-U.S. companies in the form of American Depositary Receipts ("ADRs"). The underlying securities of the ADRs in the Fund's portfolio are usually denominated or quoted in currencies other than the U.S. Dollar. As a result, changes in foreign currency exchange rates may affect the value of the Fund's portfolio. Generally, when the U.S. Dollar rises in value against a foreign currency, a security denominated in that currency loses value because the currency is worth fewer U.S. Dollars. In addition, because the underlying securities of ADRs trade on foreign exchanges at times when the U.S. markets are not open for trading, the value of the securities underlying the ADRs may change materially at times when the U.S. markets are not open for trading, regardless of whether there is an active U.S. market for shares of the Fund or underlying fund. Investments in the underlying foreign securities may involve risks not typically associated with investing in U.S. companies. Foreign securities markets generally have less trading volume and less liquidity than U.S. markets, and prices in some foreign markets can be extremely volatile due to increased risks of adverse issuer, political, regulatory, market, or economic developments. Many foreign countries lack accounting and disclosure standards comparable to those that apply to U.S. companies, and it may be more difficult to obtain reliable information regarding a foreign issuer's financial condition and operations. In addition, transaction costs and costs associated with custody services are generally higher for foreign securities than they are for U.S. securities.

DERIVATIVES RISK - The Fund may invest a percentage of its assets in derivatives, such as futures and options contracts, to pursue its investment objective. The use of such derivatives may expose the Fund to additional risks that it would not be subject to if it invested directly in the securities underlying those derivatives. The Fund may use futures contracts and related options for bona fide hedging purposes to offset changes in the value of securities held or expected to be acquired. They may also be used to gain exposure to a particular market or instrument, to create a synthetic money market position, and for certain other tax-related purposes. The Fund will only enter into futures contracts traded on a national futures exchange or board of trade. Futures and options contracts are described in more detail below:

     FUTURES CONTRACTS - Futures contracts and options on futures contracts provide for the future sale by one party and purchase by another party of a specified amount of a specific security at a specified future time and at a specified price. An option on a futures contract gives the purchaser the right, in exchange for a premium, to assume a position in a futures contract at a specified exercise price during the term of the option. Index futures are futures contracts for various indices that are traded on registered securities exchanges.

     OPTIONS - The buyer of an option acquires the right to buy (a call option) or sell (a put option) a certain quantity of a security (the underlying security) or instrument at a certain price up to a specified point in time. The seller or writer of an option is obligated to sell (a call option) or buy (a put option) the underlying security. When writing (selling) call options on securities, the Fund may cover its positions by owning the underlying security on which an option is written or by owning a call option on the underlying security. Alternatively, the Fund may cover its positions by maintaining, in a segregated account, cash or liquid securities equal in value to the exercise price of the call options written by the Fund.

     The risks associated with the Fund's use of futures and options contracts include:

     o The Fund experiencing losses that exceed losses experienced by funds that do not use futures contracts and options.

     o There may be an imperfect correlation between the changes in market value of the securities held by the Fund and the prices of futures and options on futures.

     o Although the Fund will only purchase exchange-traded futures, due to market conditions there may not always be a liquid secondary market for a futures contract. As a result, the Fund may be unable to close out its futures contracts at a time which is advantageous.

     o Trading restrictions or limitations may be imposed by an exchange, and government regulations may restrict trading in futures contracts and options.

     o Because option premiums paid or received by the Fund are small in relation to the market value of the investments underlying the options, buying and selling put and call options can be more speculative than investing directly in securities.

EARLY CLOSING RISK - The normal close of trading of securities listed on Nasdaq and the NYSE is 4:00 p.m., Eastern Time. Unanticipated early closings of securities exchanges and other financial markets may result in the Fund's inability to buy or sell securities or other financial instruments on that day. If an exchange or market closes early on a day when the Fund needs to execute a high volume of trades late in a trading day, the Fund might incur substantial trading losses.

FIXED INCOME RISK - The market value of fixed income investments, and financial instruments related to those fixed income investments, will change in response to interest rate changes and other factors, such as changes in the effective maturities and credit ratings of fixed income investments. During periods of falling interest rates, the values of outstanding fixed income securities generally rise. In addition, falling interest rates may cause an issuer to redeem or "call" a security before its stated maturity, which may result in the Inverse Government Long Bond Strategy Master Fund having to reinvest the proceeds in higher coupon securities. Conversely, during periods of rising interest rates, the values of such securities and related financial instruments generally decline. Conversely, during periods of rising interest rates, the values of such securities generally decline. While securities with longer maturities tend to produce higher yields, the prices of longer maturity securities are also subject to greater market fluctuations as a result of changes in interest rates.

INDUSTRY CONCENTRATION RISK - None of the Funds will invest 25% or more of the value of a Fund's total assets in the securities of one or more issuers conducting their principal business activities in the same industry or group of industries; except that, to the extent the index underlying the Fund's benchmark is concentrated in a particular industry, the Fund will necessarily be concentrated in that industry. Currently, the index underlying the Inverse OTC Strategy Master Fund's benchmark-- the Nasdaq 100 Index(R)--is concentrated in technology companies. The risk of concentrating Fund investments in a limited number of issuers conducting business in the same industry or group of industries is that the Fund will be more susceptible to the risks associated with that industry or group of industries than a fund that does not concentrate its investments. The Fund's investments in technology companies are subject to legislative or regulatory changes, adverse market conditions and/or increased competition affecting that economic sector. The prices of the securities of technology companies may fluctuate widely due to competitive pressures, increased sensitivity to short product cycles and aggressive pricing, problems relating to bringing their products to market, very high price/earnings ratios, and high personnel turnover due to severe labor shortages for skilled technology professionals.

LARGE-CAPITALIZATION SECURITIES RISK - The Nova Master Fund is subject to the risk that large-capitalization stocks may underperform other segments of the equity market or the equity market as a whole. Conversely, the Inverse S&P 500 Strategy Master Fund is subject to the risk that large-capitalization stocks may outperform other segments of the equity market or the equity market as a whole.

LEVERAGING RISK - The more the Fund invests in leveraged instruments, the more this leverage will magnify any losses on those investments. Since the Fund's investment strategies involve consistently applied leverage, the value of the Fund's shares will tend to increase or decrease more than the value of any increase or decrease in its benchmark. Leverage will also have the effect of magnifying tracking error risk.

MARKET RISK - The Fund may invest in public and privately issued securities, which may include common and preferred stocks, bonds, warrants, and rights, as well as derivatives and financial instruments that attempt to track the price movement of securities indices. Investments in securities and derivatives in general are subject to market risks that may cause their prices to fluctuate over time. The Fund's investments may decline in value due to factors affecting securities markets generally, or particular countries, segments, economic sectors, industries or companies within those markets. The value of a security may decline due to general economic and market conditions which are not specifically related to a particular issuer, such as real or perceived adverse economic conditions or changes in interest or currency rates. The value of securities convertible into equity securities, such as warrants or convertible debt, is also affected by prevailing interest rates, the credit quality of the issuer and any call provision. Fluctuations in the value of securities and financial instruments in which the Fund invests will cause the net asset value of the Fund to fluctuate. Historically, the markets have moved in cycles, and the value of the Fund's securities and derivatives may fluctuate drastically from day to day.

MID-CAPITALIZATION SECURITIES RISK - In comparison to securities of companies with large capitalizations, securities of medium-capitalization companies may have more price volatility, greater spreads between their bid and ask prices, significantly lower trading volumes, and cyclical or static growth prospects. Medium-capitalization companies often have limited product lines, markets or financial resources, and may therefore be more vulnerable to adverse developments than large-capitalization companies. These securities may or may not pay dividends. The Inverse OTC Strategy Master Fund is subject to the risk that medium-capitalization stocks may outperform other segments of the equity market or the equity market as a whole.

NON-DIVERSIFICATION RISK - Because the Fund is non-diversified, it can invest in the securities of a limited number of issuers. To the extent that the Fund invests a significant percentage of its assets in a limited number of issuers, the Fund is subject to the risks of investing in those few issuers, and may be more susceptible to a single adverse economic or regulatory occurrence. As a result, changes in the market value of a single security could cause greater fluctuations in the value of Fund shares than would occur in a diversified fund.

SHORT SALES RISK - Short sales are transactions in which the Fund sells a security it does not own. To complete the transaction, the Fund must borrow the security to make delivery to the buyer. The Fund is then obligated to replace the security borrowed by purchasing the security at the market price at the time of replacement. The price at such time may be higher or lower than the price at which the security was sold by the Fund. If the underlying security goes down in price between the time the Fund sells the security and buys it back, the Fund will realize a gain on the transaction. Conversely, if the underlying security goes up in price during the period, the Fund will realize a loss on the transaction. Any such loss is increased by the amount of premium or interest the Fund must pay to the lender of the security. Likewise, any gain will be decreased by the amount of premium or interest the Fund must pay to the lender of the security. The Fund is also required to segregate other assets on its books to cover its obligation to return the security to the lender which means that those other assets may not be available to meet the Fund's needs for immediate cash or other liquidity. The Fund's investment performance may also suffer if the Fund is required to close out a short position earlier than it had intended. This would occur if the securities lender required the Fund to deliver the securities the Fund borrowed at the commencement of the short sale and the Fund was unable to borrow the securities from another securities lender or otherwise obtain the security by other means. In addition, the Fund may be subject to expenses related to short sales that are not typically associated with investing in securities directly, such as costs of borrowing and margin account maintenance costs associated with the Fund's open short positions. These expenses negatively impact the performance of the Fund. For example, when the Fund short sells an interest-bearing security, such as a bond, it is obligated to pay the interest on the security it has sold. This cost is partially offset by the interest earned by the Fund on the investment of the cash generated by the short sale. Similarly, when the Fund sells short an equity security that pays a dividend, it is obligated to pay the dividend on the security it has sold. However, a dividend paid on a security sold short generally reduces the market value of the shorted security and thus, increases the Fund's unrealized gain or reduces the Fund's unrealized loss on its short sale transaction. To the extent that the interest rate and/or dividend that the Fund is obligated to pay is greater than the interest earned by the Fund on investments, the performance of the Fund will be negatively impacted. These types of short sales expenses are sometimes referred to as the "negative cost of carry," and will tend to cause the Fund to lose money on a short sale even in instances where the price of the underlying security sold short does not change over the duration of the short sale.

SWAP COUNTERPARTY CREDIT RISK - The Fund may enter into swap agreements, including but not limited to equity index or interest rate swap agreements, for purposes of attempting to gain exposure to a particular group of stocks or to an index of stocks without actually purchasing those stocks, or to hedge a position. The Fund will use short-term swap agreements to exchange the returns (or differentials in rates of return) earned or realized in particular predetermined investments or instruments. The Fund will not enter into any swap agreement unless the Advisor believes that the other party to the transaction is creditworthy. The use of swap agreements involves risks that are different from those associated with ordinary portfolio securities transactions. The Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty. If swap counterparty defaults on its payment obligations to the Fund, this default will cause the value of your investment in the Fund to decrease. In addition, the Fund may enter into swap agreements with a limited number of counterparties, which may increase the Fund's exposure to counterparty credit risk. Swap agreements also may be considered to be illiquid.

TRACKING ERROR RISK - Tracking error risk refers to the risk that the Fund's Advisor may not be able to cause the Fund's performance to match that of the Fund's benchmark, either on a daily or aggregate basis. Factors such as Fund expenses, imperfect correlation between the Fund's investments and those of its benchmark, rounding of share prices, changes to the benchmark, regulatory policies, high portfolio turnover rate and leverage all contribute to tracking error. In addition, because each Fund is tracking the performance of its benchmark on a daily basis, mathematical compounding may prevent a Fund from correlating with the monthly, quarterly, annual or other period performance of its benchmark. Tracking error may cause the Fund's performance to be less than you expect.

TRADING HALT RISK - The Fund typically will hold short-term options and futures contracts. The major exchanges on which these contracts are traded, such as the Chicago Mercantile Exchange, have established limits on how much an option or futures contract may decline over various time periods within a day. In addition, the major securities exchanges, such as the NYSE, have established limits on how much the securities market, based on the Dow Jones Industrial AverageSM, may decline over various time periods within a day. If the price of a security, an option or a futures contract declines more than the established limits, trading on the exchange is halted on that instrument. If a trading halt occurs, the Fund may temporarily be unable to purchase or sell the options, futures contracts or securities that are the subject of the trading halt. Such a trading halt near the time the Fund prices its shares may limit the Fund's ability to use leverage and may prevent the Fund from achieving its investment objective. In such an event, the Fund also may be required to use a "fair-value" method to price their outstanding contracts or securities.

FUND PERFORMANCE

The following bar charts show the performance of the Shares of the Master Funds from year to year. The variability of performance over time provides an indication of the risks of investing in a Fund. The following tables show the performance of the Shares of the Master Funds as an average over different periods of time in comparison to the performance of a broad market index. The figures in the bar charts and tables assume the reinvestment of dividends and capital gains distributions. The after-tax returns are calculated using the highest historical federal income and capital gains tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown. Returns After Taxes on Distributions assume a continued investment in a Fund and show the effect of taxes on Fund distributions. Returns After Taxes on Distributions and Sale of Fund Shares assume all shares were redeemed at the end of each measurement period, and show the effect of any taxable gain (or offsetting loss) on redemption, as well as the effects of taxes on Fund distributions. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. After-tax returns for other classes of shares will differ from those shown below. Of course, this past performance (before and after taxes) does not necessarily indicate how a Fund will perform in the future.

NOVA MASTER FUND

-----------------------------------------------------------------------
THE PERFORMANCE INFORMATION SHOWN BELOW FOR THE MASTER CLASS
SHARES IS BASED ON A CALENDAR YEAR. THE YEAR-TO-DATE RETURN
FOR THE PERIOD FROM JANUARY 1, 2007 THROUGH MARCH 31, 2007
IS 0.52%.
-----------------------------------------------------------------------
[Insert Bar Chart]
-----------------------------------------------------------------------
2002                                                           -34.73%
-----------------------------------------------------------------------
2003                                                            40.83%
-----------------------------------------------------------------------
2004                                                            15.98%
-----------------------------------------------------------------------
2005                                                             5.10%
-----------------------------------------------------------------------
2006                                                            20.28%
-----------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
Highest Quarter Return                                                   Lowest Quarter Return
------------------------------------------------------------------------------------------------------------------------------------
(quarter ended 6/30/2003)                          23.49%                (quarter ended 9/30/2002)                        -26.26%
------------------------------------------------------------------------------------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURN (FOR PERIODS ENDED DECEMBER 31, 2006)

------------------------------------------------------------------------------------------------------------------------------------
                                                                            Past 1                 Past             Since Inception
MASTER SHARES                                                                Year                5 Years              (7/31/2001)
------------------------------------------------------------------------------------------------------------------------------------
Return Before Taxes                                                         20.28%                6.15%                  3.98%
------------------------------------------------------------------------------------------------------------------------------------
Return After Taxes on Distributions                                         20.28%                6.01%                  3.79%
------------------------------------------------------------------------------------------------------------------------------------
Return After Taxes on Distributions and Sale of Fund Shares                 13.18%                5.21%                  3.29%
------------------------------------------------------------------------------------------------------------------------------------
S&P 500(R) Index(1)                                                         15.79%                6.19%                  4.70%
------------------------------------------------------------------------------------------------------------------------------------

1) The S&P 500(R) Index is an unmanaged capitalization-weighted index composed of 500 common stocks, which are chosen by Standard & Poor's, a Division of The McGraw-Hill Company ("S&P") on a statistical basis. Returns reflect no deduction for fees, expenses, or taxes.

INVERSE S&P 500 STRATEGY MASTER FUND

-----------------------------------------------------------------------
THE PERFORMANCE INFORMATION SHOWN BELOW FOR THE MASTER CLASS
SHARES IS BASED ON A CALENDAR YEAR. THE YEAR-TO-DATE RETURN
FOR THE PERIOD FROM JANUARY 1, 2007 THROUGH MARCH 31, 2007
IS 1.42%.
-----------------------------------------------------------------------
[Insert Bar Chart]
-----------------------------------------------------------------------
2001                                                            17.10%
-----------------------------------------------------------------------
2002                                                            22.87%
-----------------------------------------------------------------------
2003                                                           -23.46%
-----------------------------------------------------------------------
2004                                                            -9.43%
-----------------------------------------------------------------------
2005                                                            -0.15%
-----------------------------------------------------------------------
2006                                                            -6.53%
-----------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
Highest Quarter Return                                                   Lowest Quarter Return
------------------------------------------------------------------------------------------------------------------------------------
(quarter ended 9/30/2002)                          17.38%                (quarter ended 6/30/2003)                         -13.73%
------------------------------------------------------------------------------------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURN (FOR PERIODS ENDED DECEMBER 31, 2006)

------------------------------------------------------------------------------------------------------------------------------------
                                                                          Past 1                  Past 5             Since Inception
MASTER CLASS SHARES                                                        Year                   Years                 (4/3/2000)
------------------------------------------------------------------------------------------------------------------------------------
Return Before Taxes                                                       -6.53%                  -4.49%                  1.67%
------------------------------------------------------------------------------------------------------------------------------------
Return After Taxes on Distributions                                       -6.53%                  -4.55%                  1.19%
------------------------------------------------------------------------------------------------------------------------------------
Return After Taxes on Distributions and Sale of Fund Shares               -4.24%                  -3.79%                  1.14%
------------------------------------------------------------------------------------------------------------------------------------
S&P 500(R) Index(2)                                                       15.79%                   6.19%                  0.83%
------------------------------------------------------------------------------------------------------------------------------------

2) The S&P 500(R) Index is an unmanaged capitalization-weighted index composed of 500 common stocks, which are chosen by Standard & Poor's, a Division of The McGraw-Hill Company ("S&P") on a statistical basis. Returns reflect no deduction for fees, expenses, or taxes.

INVERSE OTC STRATEGY MASTER FUND

-----------------------------------------------------------------------
THE PERFORMANCE INFORMATION SHOWN BELOW FOR THE MASTER CLASS
SHARES IS BASED ON A CALENDAR YEAR. THE YEAR-TO-DATE RETURN
FOR THE PERIOD FROM JANUARY 1, 2007 THROUGH MARCH 31, 2007
IS 0.78%.
-----------------------------------------------------------------------
[Insert Bar Chart]
-----------------------------------------------------------------------
2001                                                            16.15%
-----------------------------------------------------------------------
2002                                                            36.12%
-----------------------------------------------------------------------
2003                                                           -36.68%
-----------------------------------------------------------------------
2004                                                           -11.16%
-----------------------------------------------------------------------
2005                                                            -1.62%
-----------------------------------------------------------------------
2006                                                            -0.61%
-----------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
Highest Quarter Return                                                   Lowest Quarter Return
------------------------------------------------------------------------------------------------------------------------------------
(quarter ended 9/30/2001)                          51.89%                (quarter ended 12/31/2001)                        -28.83%
------------------------------------------------------------------------------------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURN (FOR PERIODS ENDED DECEMBER 31, 2006)

------------------------------------------------------------------------------------------------------------------------------------
MASTER CLASS SHARES                                                       Past 1                  Past 5             Since Inception
                                                                           Year                   Years                 (4/3/2000)
------------------------------------------------------------------------------------------------------------------------------------
Return Before Taxes                                                       -0.61%                  -5.01%                  3.81%
------------------------------------------------------------------------------------------------------------------------------------
Return After Taxes on Distributions                                       -0.61%                  -6.05%                  2.34%
------------------------------------------------------------------------------------------------------------------------------------
Return After Taxes on Distributions and Sale of Fund Shares
                                                                          -0.40%                  -4.51%                  2.64%
------------------------------------------------------------------------------------------------------------------------------------
Nasdaq 100 Index(R)(3)                                                     6.79%                   2.18%                -12.71%
------------------------------------------------------------------------------------------------------------------------------------

3) The Nasdaq 100 Index(R) is an unmanaged modified capitalization-weighted index composed of 100 of the largest non-financial companies listed on the Nasdaq Stock Market ("Nasdaq"). Returns reflect no deduction for fees, expenses, or taxes.

INVERSE GOVERNMENT LONG BOND STRATEGY MASTER FUND

-----------------------------------------------------------------------
THE PERFORMANCE INFORMATION SHOWN BELOW FOR THE MASTER CLASS
SHARES IS BASED ON A CALENDAR YEAR. THE YEAR-TO-DATE RETURN
FOR THE PERIOD FROM JANUARY 1, 2007 THROUGH MARCH 31, 2007
IS 1.50%.
-----------------------------------------------------------------------
[Insert Bar Chart]
-----------------------------------------------------------------------
2001                                                             2.34%
-----------------------------------------------------------------------
2002                                                           -16.45%
-----------------------------------------------------------------------
2003                                                            -1.51%
-----------------------------------------------------------------------
2004                                                            -8.34%
-----------------------------------------------------------------------
2005                                                            -4.56%
-----------------------------------------------------------------------
2006                                                             8.76%
-----------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
Highest Quarter Return                                                   Lowest Quarter Return
------------------------------------------------------------------------------------------------------------------------------------
(quarter ended 3/31/2006)                          8.08%                 (quarter ended 9/30/2002)                         -13.12%
------------------------------------------------------------------------------------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURN (FOR PERIODS ENDED DECEMBER 31, 2006)

------------------------------------------------------------------------------------------------------------------------------------
MASTER CLASS SHARES                                                           Past 1               Past 5            Since Inception
                                                                               Year                Years                (4/3/2000)
------------------------------------------------------------------------------------------------------------------------------------
Return Before Taxes                                                            8.76%               -4.78%               -3.90%
------------------------------------------------------------------------------------------------------------------------------------
Return After Taxes on Distributions                                            8.76%               -4.79%               -4.34%
------------------------------------------------------------------------------------------------------------------------------------
Return After Taxes on Distributions and Sale of Fund Shares                    5.69%               -4.01%               -3.49%
------------------------------------------------------------------------------------------------------------------------------------
Lehman Long Treasury Bond Index(4)                                             1.85%                6.94%                7.43%
------------------------------------------------------------------------------------------------------------------------------------

4) The Lehman Long Treasury Bond Index is an unmanaged index that is a widely recognized indicator of U.S. Government bond performance. Returns reflect no deduction for fees, expenses or taxes.

FUND FEES AND EXPENSES

The tables below describe the fees and expenses that you may pay if you buy and hold Master Class Shares of the Funds described in this Prospectus.

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                  Inverse Government
                                                                            Inverse S&P 500      Inverse OTC      Long Bond Strategy
                                                            Nova Master     Strategy Master    Strategy Master          Master
------------------------------------------------------------------------------------------------------------------------------------
SHAREHOLDER FEES(1)                                             None              None              None                 None
------------------------------------------------------------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
------------------------------------------------------------------------------------------------------------------------------------
Management Fees                                                0.75%             0.90%              0.90%                0.90%
------------------------------------------------------------------------------------------------------------------------------------
Distribution and/or Shareholder Service (12b-1) Fees            None              None               None                 None
------------------------------------------------------------------------------------------------------------------------------------
Total Other Expenses                                           0.02%             0.02%              0.02%                3.63%
------------------------------------------------------------------------------------------------------------------------------------
   Short Interest Expenses                                      None              None               None                3.61%(2)
------------------------------------------------------------------------------------------------------------------------------------
   Remaining Other Expenses                                     None              None               None                0.02%
------------------------------------------------------------------------------------------------------------------------------------
Total Annual Fund Operating Expenses                           0.77%             0.92%              0.92%                4.53%
------------------------------------------------------------------------------------------------------------------------------------

1) The Funds may impose a wire transfer charge of $15 on certain redemptions under $5,000 for accounts held directly through the Funds' transfer agent.

2) Short Interest Expense occurs because the Fund short-sells the Long Treasury Bond to gain the inverse exposure necessary to meet its investment objective. The Fund must pay out the coupon rate of the Long Treasury Bond to the purchaser and records this as an expense. This expense is offset - in its entirety or in part - by the income derived from the short sale and/or by earnings on the proceeds of the short sale. Short Interest Expense is not a fee charged to the shareholder by the Advisor or other service provider. Rather it is more similar to the transaction costs or capital expenditures associated with the day-to-day management of any mutual fund. If these costs had been treated as transaction costs or capital items rather than as expenses, the expense ratio would have equaled 0.92%.

EXAMPLE

The Examples that follow are intended to help you compare the cost of investing in Master Class Shares of the Funds with the cost of investing in other mutual funds.

The Examples assume that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year and that the Funds' operating expenses remain the same. Although your actual costs may be higher or lower, the Examples reflect your cost based on these assumptions.

------------------------------------------------------------------------------------------------------------------------------------
FUND                                                        1 YEAR              3 YEARS              5 YEARS             10 YEARS
------------------------------------------------------------------------------------------------------------------------------------
NOVA MASTER                                                   $79                 $246                $428                 $954
------------------------------------------------------------------------------------------------------------------------------------
INVERSE S&P 500 STRATEGY MASTER                               $94                 $293                $509                $1,131
------------------------------------------------------------------------------------------------------------------------------------
INVERSE OTC STRATEGY MASTER                                   $94                 $293                $509                $1,131
------------------------------------------------------------------------------------------------------------------------------------
INVERSE GOVERNMENT LONG BOND STRATEGY MASTER                 $454                $1,369              $2,292               $4,638
------------------------------------------------------------------------------------------------------------------------------------

MORE INFORMATION ABOUT THE FUNDS
--------------------------------------------------------------------------------
BENCHMARKS AND INVESTMENTS

THE MASTER FUNDS' INVESTMENT OBJECTIVES

The Funds seek to provide investment results that match the performance of a specific benchmark on a daily basis.

The current benchmark used by each Fund is set forth below:

FUND                              BENCHMARK

NOVA MASTER FUND                  150% OF THE PERFORMANCE OF THE S&P 500(R)
                                  INDEX

INVERSE S&P 500 STRATEGY MASTER   INVERSE (OPPOSITE) OF THE PERFORMANCE OF THE
FUND                              S&P 500(R) INDEX

INVERSE OTC STRATEGY MASTER FUND  INVERSE (OPPOSITE) OF THE PERFORMANCE OF THE
                                  NASDAQ 100 INDEX(R)

INVERSE GOVERNMENT LONG BOND      INVERSE (OPPOSITE) OF THE PERFORMANCE OF THE
STRATEGY MASTER FUND              LONG TREASURY BOND

A BRIEF GUIDE TO THE BENCHMARKS

NASDAQ 100 INDEX(R). The Nasdaq 100 Index(R) is a modified capitalization-weighted index composed of 100 of the largest non-financial companies listed on the Nasdaq Stock Market, Inc. ("Nasdaq"). As of December 29, 2006, the Nasdaq 100 Index(R) included companies with a capitalization range of $3.5 billion to $291.9 billion.

S&P 500 INDEX. The S&P 500 Index is a capitalization-weighted index composed of 500 common stocks, which are chosen by the Standard & Poor's Corporation ("S&P") on a statistical basis. As of December 29, 2006, the S&P 500 Index included companies with a capitalization range of $1.4 billion to $439 billion.

--------------------------------------------------------------------------------
UNDERSTANDING COMPOUNDING & THE EFFECT OF LEVERAGE
--------------------------------------------------------------------------------

It is important to understand the effects of compounding when investing in any mutual fund, especially funds that use leverage as part of their investment strategy. The impact of leverage on a fund will generally cause the fund's performance to not match the performance of the index underlying the fund's benchmark over a period of time greater than one day. The following simple examples provide an illustration:

EXAMPLE A: Assume you invest $100 in Fund A, a typical index fund that seeks to match the performance of its underlying index. If the index increases 10% on day one, the value of your shares in Fund A would be expected to increase $10 (10% of $100) to $110. The next day, if the index decreases 10%, the value of your shares in Fund A would be expected to decrease $11 (10% of $110) to $99.

EXAMPLE B: Assume you invested $100 in Fund B, a fund that seeks to return 200% of the performance of its underlying index. If the index increases 10% on day one, the value of your shares in Fund B would be expected to increase $20 (20% of $100) to $120. The next day, if the
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
index decreases 10%, the value of your shares in Fund B would be expected to decrease $24 (20% of $120) to $96.

Because of the effect of compounding, in each case the value of your investment declined even though the index went up 10% on day one and down 10% on day two. However, the effect of compounding was more pronounced when combined with leverage (Example B).

The examples demonstrate that over time, the cumulative percentage increase or decrease in the net asset value of a fund may diverge significantly from the cumulative percentage increase or decrease in the multiple of the return of the index underlying a fund's benchmark due to the compounding effect of losses and gains on the returns of the fund. It is also expected that a fund's use of consistently applied leverage will cause the fund to underperform the compounded return of twice its benchmark in a trendless or flat market.
--------------------------------------------------------------------------------

ADVISOR'S INVESTMENT METHODOLOGY

The Advisor develops and implements structured investment strategies designed to achieve each Fund's objective.

The Advisor uses quantitative methods to construct portfolios that correlate highly with their respective benchmarks. Statistical techniques are then used to determine the optimal mix of assets for each Fund. The Advisor places particular emphasis on controlling risk relative to each Fund's benchmark or market sector in order to maintain consistency and predictability.

The Advisor's primary objective for the Funds is to correlate with the performance of the index underlying each Fund's benchmark. The Nova Fund is invested to achieve returns that exceed the returns of the index underlying its benchmark. These leveraged returns are achieved not by borrowing, but by the use of futures and other instruments that simulate leveraged returns without requiring a commitment of cash in excess of the Fund's assets. For the Inverse S&P 500 Strategy Fund, Inverse OTC Strategy Fund and Inverse Government Long Bond Strategy Fund, the Advisor uses short selling techniques to produce returns that move inversely to the performance of their respective underlying indices.

OTHER INVESTMENT PRACTICES AND STRATEGIES

Please see the Statement of Additional Information (the "SAI") for a more complete list of portfolio investment strategies, permitted investments and related risks.

PORTFOLIO HOLDINGS

A description of the Funds' policies and procedures with respect to the disclosure of Fund portfolio securities is available in the SAI.

SHAREHOLDER INFORMATION GUIDE
--------------------------------------------------------------------------------

PURCHASING AND REDEEMING SHARES

Shares of the Master Funds are offered only to feeder funds in the Trust's "master-feeder" structure.

--------------------------------------------------------------------------------
CALCULATING NAV

The price at which you buy, sell and exchange shares is the net asset value per share, which is also known as NAV.

Each Fund calculates its NAV by:

o    Taking the current market value of its total assets

o    Subtracting any liabilities

o    Dividing that amount by the total number of shares owned by shareholders

The Funds calculate NAV once each Business Day as of the regularly scheduled close of normal trading on the NYSE (normally, 4:00 p.m., Eastern Time).

If the primary exchange or market where the Funds' securities or other investments trade closes early - such as on days in advance of holidays generally observed by participants in these markets - the Funds may calculate NAV as of the earlier closing time in accordance with the policies set forth in the Funds' SAI. For more information on these early closings, please call
800.820.0888 or visit the Rydex web site - www.rydexinvestments.com.

In calculating NAV, the Funds generally values their investment portfolios based on the market price of the securities as of the time the Funds determine NAV. If market prices are unavailable or the Funds think that they are unreliable, the Funds price those securities at fair value as determined in good faith using methods approved by the Board of Trustees. For example, market prices may be unavailable if trading in a particular portfolio security was halted during the day and did not resume prior to the Funds' NAV calculation. The Funds may view market prices as unreliable when the value of a security has been materially affected by events occurring after the market closes, but prior to the time as of which the Funds calculate NAV.

The use of fair valuation in pricing a security involves the consideration of a number of subjective factors and therefore, is susceptible to the unavoidable risk that the valuation may be higher or lower than the price at which the security might actually trade if a reliable market price were readily available.

More information about the valuation of the Funds' holdings can be found in the SAI.
--------------------------------------------------------------------------------

DIVIDENDS AND DISTRIBUTIONS
--------------------------------------------------------------------------------

TIMING OF PAYMENTS

Income dividends, if any, are paid at least annually by each of the Funds. If you own Fund shares on a Fund's record date, you will be entitled to receive the dividend. The Funds may declare and pay dividends on the same date. The Funds make distributions of capital gains, if any, at least annually. The Funds, however, may declare a special capital gains distribution if the Board of Trustees believes that such a distribution would be in the best interest of the shareholders of a Fund.

DIVIDEND PAYMENT

Dividends and distributions will be paid in the form of additional Master Fund shares.

TAX INFORMATION
--------------------------------------------------------------------------------

The following is a summary of some important tax issues that affect the Funds and their shareholders. The summary is based on current tax laws, which may be changed by legislative, judicial or administrative action. You should not consider this summary to be a detailed explanation of the tax treatment of the Funds, or the tax consequences of an investment in the Funds. MORE INFORMATION ABOUT TAXES IS LOCATED IN THE SAI. YOU ARE URGED TO CONSULT YOUR TAX ADVISER REGARDING SPECIFIC QUESTIONS AS TO FEDERAL, STATE AND LOCAL INCOME TAXES.

TAX STATUS OF EACH FUND

Each Fund is treated as a separate entity for federal tax purposes, and intends to qualify for the special tax treatment afforded regulated investment companies. As long as a Fund qualifies as a regulated investment company, it pays no federal income tax on the earnings it distributes to shareholders.

TAX STATUS OF DISTRIBUTIONS

o Each Master Fund will, at least annually, distribute substantially all of its net investment income and net capital gains income.

o The distributions by a Master Fund to its feeder funds will either be in the form on income dividends or capital gains distributions, which result from gains on the sale or exchange of the Master Fund's capital assets held by it for more than one year.

TAX STATUS OF SHARE TRANSACTIONS

It is anticipated that the feeder funds will purchase additional shares of a Master Fund when additional investments are made in the feeder funds and redeem shares of a Master Fund in order to satisfy the feeder funds' redemption requests. Each sale, exchange or redemption of shares of a Master Fund by the feeder funds will be taxable events to the feeder funds. Any losses realized by the feeder funds on such sales, exchanges or redemptions may be subject to the limitations on such sales, exchanges or redemptions may be subject to the limitations set forth under the so-called "wash sale" rules.

STATE TAX CONSIDERATIONS

A Master Fund is not liable for any income or franchise tax in Delaware as long as it qualifies as a regulated investment company for federal income tax purposes.

MANAGEMENT OF THE FUNDS
--------------------------------------------------------------------------------
INVESTMENT ADVISOR

Rydex Investments is located at 9601 Blackwell Road, Suite 500, Rockville, Maryland 20850, and serves as investment adviser of the Funds. The Advisor has served as the investment adviser of the Rydex Funds since each Rydex Fund's inception, and also serves as sub-adviser to several other mutual funds.

The Advisor makes investment decisions for the assets of the Funds and continuously reviews, supervises, and administers each Fund's investment program. The Board of Trustees of the Trust supervises the Advisor and establishes policies that the Advisor must follow in its day-to-day management activities. Pursuant to an investment advisory agreement between the Trust and the Advisor, the Funds paid the Advisor a fee for the fiscal year ended March 31, 2007 at an annualized rate based on the average daily net assets of each Fund, as set forth below:

--------------------------------------------------------------------------------
FUND                                                            ADVISORY FEE
--------------------------------------------------------------------------------
NOVA MASTER                                                     0.75%
--------------------------------------------------------------------------------
INVERSE S&P 500 STRATEGY MASTER                                 0.90%
--------------------------------------------------------------------------------
INVERSE OTC STRATEGY MASTER                                     0.90%
--------------------------------------------------------------------------------
INVERSE GOVERNMENT LONG BOND STRATEGY MASTER                    0.90%
--------------------------------------------------------------------------------

The Advisor bears all of its own costs associated with providing these advisory services and the expenses of the members of the Board of Trustees who are affiliated with the Advisor. The Advisor may make payments from its own resources to broker-dealers and other financial institutions in connection with the sale of Fund shares.

A discussion regarding the basis for the Board's August 2006 approval of the Funds' investment advisory agreement is available in the Funds' September 30, 2006 Semi-Annual Report to Shareholders, which covers the period April 1, 2006 to September 30, 2006. A discussion regarding the basis for the Board's August 2007 approval of the Funds' investment advisory agreement will be available in the Funds' September 30, 2007 Semi-Annual Report to Shareholders, which covers the period April 1, 2007 to September 30, 2007.

PORTFOLIO MANAGEMENT

Mike Byrum, President and Chief Investment Officer ("CIO") of Rydex Investments, leads the Portfolio Department. Mr. Byrum's senior management team, called the Investment Leadership Team ("ILT"), consists of five investment professionals that are responsible for overseeing different functions within the Portfolio Department. Those members include Michael Dellapa as the Director of Research, Douglas Holmes as the Strategic Advisor, James King as the Director of Portfolio Management, David Reilly as the head of Portfolio Strategies, and Stephen Sachs as the Director of Trading. The role of the ILT is to set the overall policies of the Portfolio Department with respect to investment strategies and business development. The remainder of the Portfolio Department reports to the members of the ILT, and consists of a team of approximately 16 investment professionals that focus on research, trading, and implementing the portfolios.

On a day-to-day basis the following three individuals are jointly and primarily responsible for the management of the Funds.

MICHAEL P. BYRUM, CFA, President and CIO of Rydex Investments - As the CIO, Mr. Byrum has ultimate responsibility of the management of the Funds. He has been associated with Rydex Investments since the Advisor was founded in 1993. Mr. Byrum was named the President of

Rydex Investments in 2004 and has served as Chief Investment Officer of Rydex Investments since 2000. During this time, he has played a key role in the development of the firm's investment strategies and product offerings. As Senior Portfolio Manager, Mr. Byrum was instrumental in the launch of the OTC, Precious Metals, Government Long Bond 1.2x Strategy, Inverse Government Long Bond Strategy, Inverse S&P 500 Strategy and Inverse OTC Strategy Funds, and helped to create the Sector Funds, some of which Funds are offered in a separate prospectus. He was named Vice President of Portfolio for Rydex Investments in 1998 and Executive Vice President in 2000. Prior to joining Rydex Investments, Mr. Byrum worked for Money Management Associates, the investment adviser for Rushmore Funds, Inc. He holds a degree in finance from Miami University of Ohio and is a member of the CFA Institute and the Washington Society of Investment Analysts. Mr. Byrum has co-managed each Fund since its inception.

JAMES R. KING, CFA, Director of Portfolio Management - Mr. King is responsible for a team of portfolio managers who manage all of the Rydex Funds. He joined Rydex Investments in 1996 and was promoted to assistant portfolio manager in 1997. In 1998, he became a portfolio manager and was promoted in 2001 to senior portfolio manager and currently serves as director of portfolio management. Prior to joining Rydex Investments, Mr. King worked as a registered representative at DMG Securities. He holds a degree in finance from the University of Maryland. Mr. King has co-managed each Fund since its inception.

MICHAEL J. DELLAPA, CFA, Director of Investment Research - Mr. Dellapa joined Rydex Investments in 2000 as a Research Analyst and was promoted to portfolio manager in 2003. During his tenure as a portfolio manager, he had direct oversight for the Russell 2000(R) 1.5x Strategy, Healthcare, Biotechnology, and Consumer Products Funds, all of which are offered in a separate prospectus. In 2005, Mr. Dellapa became Director of Investment Research. Since joining Rydex Investments, Mr. Dellapa has played a key role in developing research processes and systems to enhance current funds and develop new investment products. Prior to joining Rydex Investments, he worked as an equity analyst for Invista Capital and systems analyst for Accenture. He holds an engineering degree from the University of Maryland and MBA from the University of Chicago. Previously, he was owner/consultant of Dellapa Consulting Inc. as well as a senior consultant and an analyst at Andersen Consulting. Mr. Dellapa has co-managed each Fund since September 2005.

Mr. Dellapa oversees the research and creation of the processes used to select investments. Mr. King oversees the day-to-day details of the portfolio management of all of the Rydex Funds. Mr. Byrum generally oversees all aspects of the management of all the Rydex Funds and reviews the activities of Messrs. King and Dellapa, as well as other aspects of the investment management portfolio department.

Additional information about the portfolio managers' compensation, other accounts managed by the portfolio managers, and the portfolio managers' ownership of securities in the Funds is available in the SAI.

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

The financial highlights tables are intended to help you understand the Funds' financial performance for the past 5 years (or, if shorter, the period of operations of the Funds' Shares). Certain information reflects financial results for a single share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in a Fund (assuming reinvestment of all dividends and distributions). The information provided below for the period ending March 31, 2007 has been audited by Ernst & Young LLP, whose report, along with the financial statements and related notes, appear in the Funds' 2007 Annual Report. The information for each of the periods through March 31, 2006 was audited by a predecessor independent registered public accounting firm. The 2007 Annual Report is available by telephoning the transfer agent at 800.820.0888 or 301.296.5100. The 2007 Annual Report is incorporated by reference in the SAI.

                                [GRAPHIC OMITTED]

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                           NET REALIZED      NET INCREASE
                                 NET ASSET       NET            AND           (DECREASE)       DISTRIBUTIONS
                                   VALUE,    INVESTMENT     UNREALIZED        IN NET ASSET        FROM NET
                                 BEGINNING     INCOME     GAINS (LOSSES)    VALUE RESULTING      INVESTMENT
YEAR ENDED                       OF PERIOD     (LOSS)     ON INVESTMENTS    FROM OPERATIONS       INCOME
------------------------------------------------------------------------------------------------------------
NOVA MASTER FUND
   MARCH 31, 2007                $  52.83      $ 1.14        $  6.53            $  7.67          $    --
   March 31, 2006                   45.86        1.05           5.92               6.97               --
   March 31, 2005                   42.41         .66           2.79               3.45              (--)ss.
   March 31, 2004                   27.42         .32          14.99              15.31             (.32)
   March 31, 2003                   45.36         .31         (17.94)            (17.63)            (.31)

INVERSE S&P 500 STRATEGY MASTER FUND (FORMERLY, INVERSE S&P 500 MASTER FUND)
   MARCH 31, 2007                   53.51        2.83          (4.36)             (1.53)              --
   March 31, 2006                   56.57        1.56          (4.62)             (3.06)              --
   March 31, 2005                   59.44         .45          (3.32)             (2.87)              --
   March 31, 2004                   81.01         .06         (21.59)            (21.53)            (.04)
   March 31, 2003                   64.57         .46          16.44              16.90             (.46)

INVERSE OTC STRATEGY MASTER FUND (FORMERLY, INVERSE OTC MASTER FUND)
   MARCH 31, 2007                   52.65        2.98          (1.64)              1.34               --
   March 31, 2006                   58.13        1.65          (7.13)             (5.48)              --
   March 31, 2005                   60.55         .37          (2.79)             (2.42)              --
   March 31, 2004                   88.73       (1.93)        (26.25)            (28.18)              --
   March 31, 2003                   85.18        6.71          16.02              22.73           (19.18)

INVERSE GOVERNMENT LONG BOND STRATEGY MASTER FUND (FORMERLY, INVERSE GOVERNMENT LONG BOND STRATEGY MASTER FUND)
   MARCH 31, 2007                   35.04        2.38          (1.63)              0.75               --
   March 31, 2006                   33.59         .55            .90               1.45               --
   March 31, 2005                   34.90        (.62)          (.69)             (1.31)              --
   March 31, 2004                   37.35        (.61)         (1.84)             (2.45)              --
   March 31, 2003                   46.25        (.41)         (8.49)             (8.90)              --

                                 DISTRIBUTIONS                   NET INCREASE    NET ASSET
                                   FROM NET                     (DECREASE) IN      VALUE,      TOTAL
                                   REALIZED         TOTAL          NET ASSET      END OF     INVESTMENT
     YEAR ENDED                     GAINS       DISTRIBUTIONS        VALUE        PERIOD      RETURN++
-------------------------------------------------------------------------------------------------------
NOVA MASTER FUND
   MARCH 31, 2007                   $   --         $    --         $   7.67       $ 60.50      14.51%
   March 31, 2006                       --              --             6.97         52.83      15.20%
   March 31, 2005                       --             (--)ss.         3.45         45.86       8.14%
   March 31, 2004                       --            (.32)           14.99         42.41      55.84%
   March 31, 2003                       --            (.31)          (17.94)        27.42     (38.94)%

INVERSE S&P 500 STRATEGY MASTER FUND (FORMERLY, INVERSE S&P 500 MASTER FUND)
   MARCH 31, 2007                       --              --            (1.53)        51.98      (2.86)%
   March 31, 2006                       --              --            (3.06)        53.51      (5.41)%
   March 31, 2005                       --              --            (2.87)        56.57      (4.83)%
   March 31, 2004                       --            (.04)          (21.57)        59.44     (26.58)%
   March 31, 2003                       --            (.46)           16.44         81.01       26.21%

INVERSE OTC STRATEGY MASTER FUND (FORMERLY, INVERSE OTC MASTER FUND)
   MARCH 31, 2007                       --              --             1.34         53.99       2.55%
   March 31, 2006                       --              --            (5.48)        52.65      (9.43)%
   March 31, 2005                       --              --            (2.42)        58.13      (4.00)%
   March 31, 2004                       --              --           (28.18)        60.55     (31.76)%
   March 31, 2003                       --          (19.18)            3.55         88.73      20.95%

INVERSE GOVERNMENT LONG BOND STRATEGY MASTER FUND (FORMERLY, INVERSE GOVERNMENT LONG BOND MASTER FUND)
   MARCH 31, 2007                       --              --             0.75         35.79       2.14%
   March 31, 2006                       --              --             1.45         35.04       4.32%
   March 31, 2005                       --              --            (1.31)        33.59      (3.75)%
   March 31, 2004                       --              --            (2.45)        34.90      (6.56)%
   March 31, 2003                       --              --            (8.90)        37.35     (19.24)%

                                    RATIOS TO
                               AVERAGE NET ASSETS:
                        ---------------------------------
                                                  NET                     NET ASSETS,
                                               INVESTMENT   PORTFOLIO       END OF
                          TOTAL    OPERATING     INCOME     TURNOVER     PERIOD (000'S
     YEAR ENDED         EXPENSES   EXPENSES+     (LOSS)       RATE         OMITTED)
--------------------------------------------------------------------------------------
NOVA MASTER FUND
   MARCH 31, 2007         0.77%      0.77%        1.71%        144%       $  208,331
   March 31, 2006         0.78%      0.78%        1.40%        192%          260,305
   March 31, 2005         0.77%      0.77%        1.26%        388%          295,669
   March 31, 2004         0.78%      0.78%        0.81%        540%          266,248
   March 31, 2003         0.79%      0.79%        0.91%        603%          170,793

INVERSE S&P 500 STRATEGY MASTER FUND (FORMERLY, INVERSE S&P 500 MASTER FUND)
   MARCH 31, 2007         0.92%      0.92%        4.29%         --           370,057
   March 31, 2006         0.93%      0.93%        2.74%         --           423,300
   March 31, 2005         0.92%      0.92%        0.71%         --           418,267
   March 31, 2004         0.93%      0.93%        0.09%         --           444,281
   March 31, 2003         0.94%      0.94%        0.52%         --           529,062

INVERSE OTC STRATEGY MASTER FUND (FORMERLY, INVERSE OTC MASTER FUND)
   MARCH 31, 2007         0.92%      0.92%        4.27%         --           138,086
   March 31, 2006         0.93%      0.93%        2.67%         --           169,788
   March 31, 2005         0.92%      0.92%        0.66%         --           236,748
   March 31, 2004         0.93%      0.93%        0.10%         --           262,356
   March 31, 2003         0.94%      0.94%        0.51%         --           149,147

INVERSE GOVERNMENT LONG BOND STRATEGY MASTER FUND (FORMERLY, INVERSE GOVENMENT LONG BOND MASTER FUND)
   MARCH 31, 2007         4.53%      0.92%        4.12%        192%          640,283
   March 31, 2006         4.26%      0.93%        1.18%        179%        1,527,078
   March 31, 2005         4.71%      0.92%        1.93%        101%        2,775,592
   March 31, 2004         5.12%      0.93%       (3.39)%       187%        1,445,842
   March 31, 2003         5.18%      0.94%       (2.72)%        --           189,968

  +   OPERATING EXPENSES EXCLUDE INTEREST EXPENSE FROM SECURITIES SOLD SHORT.

 ++   TOTAL INVESTMENT RETURN HAS NOT BEEN ANNUALIZED.

ss.   LESS THAN $.01 PER SHARE.

INDEX PUBLISHERS INFORMATION

Standard & Poor's Corp. and Nasdaq (the "Index Publishers") do not sponsor, endorse, sell or promote any Rydex Fund and make no representation or warranty, implied or express, to the investors in the Funds, or any members of the public, regarding:

     o    the advisability of investing in index funds;

     o    the ability of any index to track stock market performance;

     o the accuracy and/or the completeness of the aforementioned indices or any data included therein;

     o the results to be obtained by any of the Funds, the investors in the Funds, or any person or entity from the use of the indices or data included therein; and

     o the merchantability or fitness for a particular purpose for use with respect to the indices or any data included therein.

Further, none of the Index Publishers:

     o    Recommend that any person invest in the Funds or any other securities;

     o Have any responsibility or liability for or make any decisions about the timing, amount or pricing of the Funds;

     o Have any responsibility or liability for the administration, management or marketing of the Funds;

     o Consider the needs of the Funds or the investors in the Funds in determining, composing or calculating the indexes or has any obligation to do so;

     o Will have any liability in connection with the Funds or for any errors, omissions or interruptions in connection with the indexes or the related data;

     o Will be liable for any lost profits or indirect punitive, special or consequential damages or losses, even if such Index Publisher knows that they might occur.

"Standard & Poor's(R)," S&P(R)," "S&P 500(R)," "Standard & Poor's 500" and "500" are trademarks of The McGraw-Hill Companies, Inc. and Citigroup, Inc.

More information about the Index Publishers is located in the SAI.

         ADDITIONAL AND MORE DETAILED INFORMATION ABOUT THE FUNDS IS INCLUDED IN THE SAI DATED AUGUST 1, 2007. THE SAI HAS BEEN FILED WITH THE SEC AND IS INCORPORATED BY REFERENCE INTO THIS PROSPECTUS AND, THEREFORE, LEGALLY FORMS A PART OF THIS PROSPECTUS. THE SEC MAINTAINS THE EDGAR DATABASE ON ITS WEB SITE ("HTTP://WWW.SEC.GOV") THAT CONTAINS THE SAI, MATERIAL INCORPORATED BY REFERENCE, AND OTHER INFORMATION REGARDING REGISTRANTS THAT FILE ELECTRONICALLY WITH THE SEC. YOU MAY ALSO REVIEW AND COPY DOCUMENTS AT THE SEC PUBLIC REFERENCE ROOM IN WASHINGTON, D.C. (FOR INFORMATION ON THE OPERATION OF THE PUBLIC REFERENCE ROOM, CALL 202.551.8090). YOU MAY REQUEST DOCUMENTS FROM THE SEC BY MAIL, UPON PAYMENT OF A DUPLICATION FEE, BY WRITING TO: U.S. SECURITIES AND EXCHANGE COMMISSION, PUBLIC REFERENCE SECTION, WASHINGTON, D.C. 20549-0102 OR BY EMAILING THE SEC AT THE FOLLOWING ADDRESS:
         PUBLICINFO@SEC.GOV.

         YOU MAY OBTAIN A COPY OF THE SAI OR THE ANNUAL OR SEMI-ANNUAL REPORTS, WITHOUT CHARGE BY CALLING 800.820.0888 OR 301.296.5100, VISITING THE RYDEX WEB SITE AT WWW.RYDEXINVESTMENTS.COM, OR WRITING TO RYDEX SERIES FUNDS, AT 9601 BLACKWELL ROAD, SUITE 500, ROCKVILLE, MARYLAND 20850. ADDITIONAL INFORMATION ABOUT THE FUNDS' INVESTMENTS IS AVAILABLE IN THE ANNUAL AND SEMI-ANNUAL REPORTS. ALSO, IN THE FUNDS' ANNUAL REPORT, YOU WILL FIND A DISCUSSION OF THE MARKET CONDITIONS AND INVESTMENT STRATEGIES THAT SIGNIFICANTLY AFFECTED THE FUNDS' PERFORMANCE DURING THEIR LAST FISCAL YEAR.

         NO ONE HAS BEEN AUTHORIZED TO GIVE ANY INFORMATION OR TO MAKE ANY REPRESENTATIONS NOT CONTAINED IN THIS PROSPECTUS OR IN THE FUNDS' SAI IN CONNECTION WITH THE OFFERING OF FUND SHARES. DO NOT RELY ON ANY SUCH INFORMATION OR REPRESENTATIONS AS HAVING BEEN AUTHORIZED BY THE FUNDS OR RYDEX INVESTMENTS. THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFERING BY THE FUNDS IN ANY JURISDICTION WHERE SUCH AN OFFERING IS NOT LAWFUL.

         THE TRUST'S SEC REGISTRATION NUMBER IS 811-07584.

                                [GRAPHIC OMITTED]

         9601 BLACKWELL ROAD
         SUITE 500
         ROCKVILLE, MD 20850
         800.820.0888
         WWW.RYDEXINVESTMENTS.COM

--------------------------------------------------------------------------------
          PLEASE SEE THE RYDEX PRIVACY POLICIES INSIDE THE BACK COVER.
--------------------------------------------------------------------------------

                       STATEMENT OF ADDITIONAL INFORMATION
                               RYDEX SERIES FUNDS

                         9601 Blackwell Road, Suite 500
                            Rockville, Maryland 20850
                            800.820.0888 301.296.5100
                            WWW.RYDEXINVESTMENTS.COM

This Statement of Additional Information ("SAI") relates to each share class of the following portfolios (the "Funds") of Rydex Series Funds (the "Trust"):

------------------------------------------------------------------------------------------------------------------------
                                                     INVESTOR      ADVISOR
                                                      CLASS         CLASS          A-CLASS        C-CLASS      H-CLASS
                                                      SHARES        SHARES          SHARES        SHARES       SHARES
------------------------------------------------------------------------------------------------------------------------
DOMESTIC EQUITY FUNDS
------------------------------------------------------------------------------------------------------------------------
Inverse Mid-Cap Strategy Fund (Formerly,
Inverse Mid-Cap Fund)                                                                 X             X            X
------------------------------------------------------------------------------------------------------------------------
Inverse OTC Strategy Fund (Formerly, Inverse
OTC Fund)                                               X             X               X             X
------------------------------------------------------------------------------------------------------------------------
Inverse Russell 2000(R) Strategy Fund (Formerly,
Inverse Russell 2000(R) Fund)                                                         X             X            X
------------------------------------------------------------------------------------------------------------------------
Inverse S&P 500 Strategy Fund (Formerly,
Inverse S&P 500 Fund)                                   X             X               X             X
------------------------------------------------------------------------------------------------------------------------
Mid-Cap 1.5x Strategy Fund (Formerly, Mid-Cap
Advantage Fund)                                                                       X             X            X
------------------------------------------------------------------------------------------------------------------------
Multi-Cap Core Equity Fund                                                            X             X            X
------------------------------------------------------------------------------------------------------------------------
Nova Fund                                               X             X               X             X
------------------------------------------------------------------------------------------------------------------------
OTC Fund                                                X             X               X             X
------------------------------------------------------------------------------------------------------------------------
Russell 2000(R) Fund                                                                  X             X            X
------------------------------------------------------------------------------------------------------------------------
Russell 2000(R) 1.5x Strategy Fund (Formerly,
Russell 2000(R) Advantage Fund)                                                       X             X            X
------------------------------------------------------------------------------------------------------------------------
S&P 500 Fund                                                                          X             X            X
------------------------------------------------------------------------------------------------------------------------
Sector Rotation Fund                                                                  X             X            X
------------------------------------------------------------------------------------------------------------------------
DOMESTIC EQUITY-STYLE FUNDS
------------------------------------------------------------------------------------------------------------------------
Large-Cap Growth Fund                                                                 X             X            X
------------------------------------------------------------------------------------------------------------------------
Large-Cap Value Fund                                                                  X             X            X
------------------------------------------------------------------------------------------------------------------------
Mid-Cap Growth Fund                                                                   X             X            X
------------------------------------------------------------------------------------------------------------------------
Mid-Cap Value Fund                                                                    X             X            X
------------------------------------------------------------------------------------------------------------------------
Small-Cap Growth Fund                                                                 X             X            X
------------------------------------------------------------------------------------------------------------------------
Small-Cap Value Fund                                                                  X             X            X
------------------------------------------------------------------------------------------------------------------------
SECTOR FUNDS
------------------------------------------------------------------------------------------------------------------------
Banking Fund                                            X             X               X             X
------------------------------------------------------------------------------------------------------------------------
Basic Materials Fund                                    X             X               X             X
------------------------------------------------------------------------------------------------------------------------
Biotechnology Fund                                      X             X               X             X
------------------------------------------------------------------------------------------------------------------------
Consumer Products Fund                                  X             X               X             X
------------------------------------------------------------------------------------------------------------------------
Electronics Fund                                        X             X               X             X
------------------------------------------------------------------------------------------------------------------------
Energy Fund                                             X             X               X             X
------------------------------------------------------------------------------------------------------------------------
Energy Services Fund                                    X             X               X             X
------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------
                                                     INVESTOR       ADVISOR
                                                      CLASS          CLASS         A-CLASS       C-CLASS      H-CLASS
                                                      SHARES        SHARES          SHARES        SHARES       SHARES
------------------------------------------------------------------------------------------------------------------------
Financial Services Fund                                 X             X               X             X
------------------------------------------------------------------------------------------------------------------------
Health Care Fund                                        X             X               X             X
------------------------------------------------------------------------------------------------------------------------
Internet Fund                                           X             X               X             X
------------------------------------------------------------------------------------------------------------------------
Leisure Fund                                            X             X               X             X
------------------------------------------------------------------------------------------------------------------------
Precious Metals Fund                                    X             X               X             X
------------------------------------------------------------------------------------------------------------------------
Retailing Fund                                          X             X               X             X
------------------------------------------------------------------------------------------------------------------------
Technology Fund                                         X             X               X             X
------------------------------------------------------------------------------------------------------------------------
Telecommunications Fund                                 X             X               X             X
------------------------------------------------------------------------------------------------------------------------
Transportation Fund                                     X             X               X             X
------------------------------------------------------------------------------------------------------------------------
Utilities Fund                                          X             X               X             X
------------------------------------------------------------------------------------------------------------------------
INTERNATIONAL EQUITY FUNDS
------------------------------------------------------------------------------------------------------------------------
Europe 1.25x Strategy Fund (Formerly, Europe
Advantage Fund)                                                                       X             X            X
------------------------------------------------------------------------------------------------------------------------
Japan 1.25x Strategy Fund (Formerly, Japan
Advantage Fund)                                                                       X             X            X
------------------------------------------------------------------------------------------------------------------------
FIXED INCOME FUNDS
------------------------------------------------------------------------------------------------------------------------
Government Long Bond 1.2x Strategy Fund
(Formerly, Government Long Bond Advantage Fund)         X             X               X             X
------------------------------------------------------------------------------------------------------------------------
Inverse Government Long Bond Strategy Fund
(Formerly, Inverse Government Long Bond Fund)           X             X               X             X
------------------------------------------------------------------------------------------------------------------------
High Yield Strategy Fund                                                              X             X            X
------------------------------------------------------------------------------------------------------------------------
Inverse High Yield Strategy Fund                                                      X             X            X
------------------------------------------------------------------------------------------------------------------------
ALTERNATIVE INVESTMENT FUNDS
------------------------------------------------------------------------------------------------------------------------
Absolute Return Strategies Fund                                                       X             X            X
------------------------------------------------------------------------------------------------------------------------
Commodities Strategy Fund (Formerly,
Commodities Fund)                                                                     X             X            X
------------------------------------------------------------------------------------------------------------------------
Strengthening Dollar 2x Strategy Fund
(Formerly, Dynamic Strengthening Dollar Fund)                                         X             X            X
------------------------------------------------------------------------------------------------------------------------
Weakening Dollar 2x Strategy Fund (Formerly,
Dynamic Weakening Dollar Fund)                                                        X             X            X
------------------------------------------------------------------------------------------------------------------------
Hedged Equity Fund                                                                    X             X            X
------------------------------------------------------------------------------------------------------------------------
Real Estate Fund                                                                      X             X            X
------------------------------------------------------------------------------------------------------------------------
ASSET ALLOCATION FUNDS
------------------------------------------------------------------------------------------------------------------------
Essential Portfolio Conservative Fund                                                 X             X            X
------------------------------------------------------------------------------------------------------------------------
Essential Portfolio Moderate Fund                                                     X             X            X
------------------------------------------------------------------------------------------------------------------------
Essential Portfolio Aggressive Fund                                                   X             X            X
------------------------------------------------------------------------------------------------------------------------
MONEY MARKET FUND
------------------------------------------------------------------------------------------------------------------------
U.S. Government Money Market Fund                       X             X               X             X
------------------------------------------------------------------------------------------------------------------------

This SAI is not a prospectus. It should be read in conjunction with the Funds' prospectuses for the Investor Class, Advisor Class, A-Class, C-Class and H-Class Shares dated August 1, 2007 (each a "Prospectus" and together, the "Prospectuses"). Capitalized terms not defined herein are defined in the Prospectuses. Copies of the Funds' Prospectuses are available, without charge, upon request to the Trust at the address listed above or by telephoning the Trust at the telephone numbers listed above. The Funds' financial statements for the fiscal year ended March 31, 2007 are included in the Funds' Annual Reports to Shareholders, which have been filed with the U.S. Securities and Exchange Commission and is incorporated herein by reference.


                                       2

                     The date of this SAI is August 1, 2007

                       STATEMENT OF ADDITIONAL INFORMATION

                                TABLE OF CONTENTS

                                                                            PAGE
                                                                            ----

GENERAL INFORMATION ABOUT THE TRUST .....................................     2

INVESTMENT POLICIES, TECHNIQUES AND RISK FACTORS.........................     2

ADDITIONAL INFORMATION ABOUT THE SECTOR FUNDS............................    30

DESCRIPTION OF THE MONEY MARKET FUND.....................................    34

INVESTMENT RESTRICTIONS..................................................    34

BROKERAGE ALLOCATION AND OTHER PRACTICES.................................    41

MANAGEMENT OF THE TRUST..................................................    54

PRINCIPAL HOLDERS OF SECURITIES..........................................    78

DETERMINATION OF NET ASSET VALUE.........................................    96

PURCHASE AND REDEMPTION OF SHARES........................................    98

A-CLASS SHARES - INITIAL SALES CHARGES, REDUCTIONS, AND WAIVERS..........    99

DIVIDENDS, DISTRIBUTIONS, AND TAXES......................................   102

OTHER INFORMATION........................................................   108

INDEX PUBLISHERS.........................................................   110

COUNSEL .................................................................   111

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM............................   112

CUSTODIAN................................................................   112

FINANCIAL STATEMENTS.....................................................   112

APPENDIX A - DESCRIPTION OF BOND RATINGS.................................    A-1

APPENDIX B - RYDEX INVESTMENTS PROXY VOTING POLICIES AND
      PROCEDURES.........................................................    B-1

GENERAL INFORMATION ABOUT THE TRUST

The Trust, an open-end management investment company, was organized as a Delaware statutory trust on February 10, 1993. The Trust is permitted to offer separate series (I.E., funds) and different classes of shares, and additional series and/or classes of shares may be created from time to time. All payments received by the Trust for shares of any Fund belong to that Fund. Each Fund has its own assets and liabilities.

The Trust currently offers Investor Class Shares, Advisor Class Shares, A-Class Shares, C-Class Shares and H-Class Shares. The different classes provide for variations in certain shareholder servicing and distribution expenses and in the minimum initial investment requirement. In addition, an initial sales charge is imposed on the purchase of A-Class Shares, and a contingent deferred sales charge is imposed on the redemption of C-Class Shares. Sales charges and minimum investment requirements are described in the Prospectuses. For more information on shareholder servicing and distribution expenses, see "Dividends, Distributions, and Taxes."

For the period from April 1, 2000 to April 1, 2007, the Inverse OTC Strategy Fund, Inverse S&P 500 Strategy Fund and Inverse Government Long Bond Strategy Fund pursued their respective investment objectives indirectly by investing through what is referred to as a "master-feeder" arrangement. For the period from August 1, 2001 to April 1, 2007, the Nova Fund also pursued its investment objective indirectly by investing through a master-feeder arrangement. Effective April 1, 2007, the Inverse OTC Strategy Fund, Inverse S&P 500 Strategy Fund, Nova Fund and Inverse Government Long Bond Strategy Fund pursue their respective investment objectives directly and the assets and liabilities of each Fund's corresponding master fund has been transferred to the Fund.

INVESTMENT POLICIES, TECHNIQUES AND RISK FACTORS

GENERAL

Each Fund's investment objective and principal investment strategies are described in the Funds' Prospectuses. The investment objective of the Nova Fund, Inverse S&P 500 Strategy Fund, OTC Fund, Government Long Bond 1.2x Strategy Fund, Inverse Government Long Bond Strategy Fund, and Money Market Fund are fundamental policies, and cannot be changed without the consent of the holders of a majority of that Fund's outstanding shares. The investment objective of each Domestic Equity Fund (except for the Nova Fund, Inverse S&P 500 Strategy Fund, and OTC Fund), Domestic Equity-Style Fund, Sector Fund, International Equity Fund, High Yield Strategy Fund, Inverse High Yield Strategy Fund, Alternative Investment Fund, and Asset Allocation Fund is non-fundamental and may be changed without the consent of the holders of a majority of that Fund's outstanding shares.

The Asset Allocation Funds are "funds of funds" that invest their assets in a combination of funds within the Rydex family of mutual funds and exchange-traded funds ("Asset Allocation Underlying Funds" or "Underlying Funds"), as described in the Funds' Prospectus. Therefore, unless otherwise stated, the Asset Allocation Funds do not directly invest in the portfolio securities or use the investment techniques of the Underlying Funds. Nonetheless, each Asset Allocation Fund is indirectly subject to the risks associated with the portfolio securities or investment techniques of its Underlying Funds. Each Asset
Allocation Fund may, however, borrow money from banks, enter into futures contracts and options thereon, lend its securities to qualified borrowers, and invest in government securities and short-term paper.

Portfolio management is provided to each Fund by the Trust's investment adviser, PADCO Advisors, Inc., a Maryland corporation with offices at 9601 Blackwell Road, Suite 500, Rockville, Maryland 20850. PADCO Advisors, Inc. operates under the name Rydex Investments (the "Advisor"). The investment strategies of the Funds discussed below and in the Prospectuses may be, consistent with Funds' investment objectives and limitations, used by a Fund if, in the opinion of the Advisor, these strategies will be advantageous to that Fund. A Fund is free to reduce or eliminate its activity with respect to any of the following investment techniques without changing the Fund's fundamental investment policies. There is no assurance that any of the Funds' strategies or any other strategies and methods of investment available to a Fund will result in the achievement of that Fund's objectives. The following information supplements, and should be read in conjunction with the Funds' Prospectuses.

BORROWING

While the Funds do not anticipate doing so, the Domestic Equity Funds (except for the Inverse OTC Strategy Fund, Inverse S&P 500 Strategy Fund and OTC Fund), Domestic Equity-Style Funds, Sector Funds, International Equity Funds, Government Long Bond 1.2x Strategy Fund, High Yield Strategy Fund, Inverse High Yield Strategy Fund, Alternative Investment Funds and Asset Allocation Funds may borrow money for investment purposes. Borrowing for investment purposes is one form of leverage. Leveraging investments, by purchasing securities with borrowed money, is a speculative technique that increases investment risk, but also increases investment opportunity. Because substantially all of a Fund's assets will fluctuate in value, whereas the interest obligations on borrowings may be fixed, the net asset value per share ("NAV") of the Fund will increase more when the Fund's portfolio assets increase in value and decrease more when the Fund's portfolio assets decrease in value than would otherwise be the case. Moreover, interest costs on borrowings may fluctuate with changing market rates of interest and may partially offset or exceed the returns on the borrowed funds. Under adverse conditions, the Domestic Equity Funds (except for the Inverse OTC Strategy Fund, Inverse S&P 500 Strategy Fund and OTC Fund), Domestic Equity-Style Funds, Sector Funds, International Equity Funds, Government Long Bond 1.2x Strategy Fund, High Yield Strategy Fund, Inverse High Yield Strategy Fund, Alternative Investment Funds and Asset Allocation Funds might have to sell portfolio securities to meet interest or principal payments at a time when investment considerations would not favor such sales. The Funds intend to use leverage during periods when the Advisor believes that the respective Fund's investment objective would be furthered.

Each Fund may also borrow money to facilitate management of the Fund's portfolio by enabling the Fund to meet redemption requests when the liquidation of portfolio instruments would be inconvenient or disadvantageous. Such borrowing is not for investment purposes and will be repaid by the borrowing Fund promptly. As required by the Investment Company Act of 1940, as amended (the "1940 Act"), a Fund must maintain continuous asset coverage (total assets, including assets acquired with borrowed funds, less liabilities exclusive of borrowings) of 300% of all amounts borrowed. If, at any time, the value of a Fund's assets should fail to meet this 300% coverage test, the Fund, within three days (not including Sundays and holidays), will reduce the amount of the Fund's borrowings to the extent necessary to meet this 300% coverage requirement. Maintenance of this percentage limitation may result in the sale of portfolio securities at a time when investment considerations otherwise indicate that it would be disadvantageous to do so.

In addition to the foregoing, the Funds are authorized to borrow money as a temporary measure for extraordinary or emergency purposes in amounts not in excess of 5% of the value of a Fund's total assets. Borrowings for extraordinary or emergency purposes are not subject to the foregoing 300% asset coverage requirement. The Funds are authorized to pledge portfolio securities as the Advisor deems appropriate in connection with any borrowings for extraordinary or emergency purposes.

CURRENCY TRANSACTIONS

Although the International Equity Funds, Absolute Return Strategies Fund, Commodities Strategy Fund, and Hedged Equity Fund do not currently expect to engage in currency hedging, the Funds may use currency transactions in order to hedge the value of portfolio holdings denominated in particular currencies against fluctuations in relative value. Currency transactions include forward currency contracts, exchange listed currency futures and options thereon, exchange-listed and over-the-counter options ("OTC options") on currencies, and currency swaps. A forward currency contract involves a privately negotiated obligation to purchase or sell (with delivery generally required) a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. These contracts are traded in the interbank market conducted directly between currency traders (usually large, commercial banks) and their customers. A forward foreign currency contract generally has no deposit requirement, and no commissions are charged at any stage for trades. A currency swap is an agreement to exchange cash flows based on the notional difference among two or more currencies and operates similarly to an interest rate swap, which is described below. A Fund may enter into currency transactions with counterparties that have received (or the guarantors of the obligations of that have received) a credit rating of A-1 or P-1 by S&P(R) or Moody's, respectively, or that have an equivalent rating from an NRSRO or (except for OTC currency options) are determined to be of equivalent credit quality by the Advisor.

A Fund's dealings in forward currency contracts and other currency transactions such as futures, options on futures, options on currencies and swaps will be limited to hedging involving either specific transactions ("Transaction Hedging") or portfolio positions ("Position Hedging"). Transaction Hedging is entering into a currency transaction with respect to specific assets or liabilities of a Fund, which will generally arise in connection with the purchase or sale of its portfolio securities or the receipt of income therefrom. A Fund may enter into Transaction Hedging out of a desire to preserve the U.S. Dollar price of a security when it enters into a contract for the purchase or sale of a security denominated in a foreign currency. A Fund will be able to protect itself against possible losses resulting from changes in the relationship between the U.S. Dollar and foreign currencies during the period between the date the security is purchased or sold and the date on which payment is made or received by entering into a forward contract for the purchase or sale, for a fixed amount of dollars, of the amount of the foreign currency involved in the underlying security transactions.

Position Hedging is entering into a currency transaction with respect to portfolio security positions denominated or generally quoted in that currency. A Fund may use Position Hedging when the Advisor believes that the currency of a particular foreign country may suffer a substantial decline against the U.S. Dollar. A Fund may enter into a forward foreign currency contract to sell, for a fixed amount of dollars, the amount of foreign currency approximating the value of some or all of its portfolio securities denominated in such foreign currency. The precise matching of the forward foreign currency contract amount and the value of the portfolio securities involved may not have a perfect correlation since the future value of the securities hedged will change as a consequence of the market between the date the forward contract is entered into and the date it matures. The projection of short-term currency market movement is difficult, and the successful execution of this short-term hedging strategy is uncertain.

A Fund will not enter into a transaction to hedge currency exposure to an extent greater, after netting all transactions intended wholly or partially to offset other transactions, than the aggregate market value (at the time of entering into the transaction) of the securities held in its portfolio that are denominated or generally quoted in or currently convertible into such currency, other than with respect to proxy hedging as described below.

A Fund may also cross-hedge currencies by entering into transactions to purchase or sell one or more currencies that are expected to decline in value relative to other currencies to which that Fund has or in which that Fund expects to have portfolio exposure.

To reduce the effect of currency fluctuations on the value of existing or anticipated holdings of portfolio securities, a Fund may also engage in proxy hedging. Proxy hedging is often used when the currency to which a Fund's portfolio is exposed is difficult to hedge or to hedge against the dollar. Proxy hedging entails entering into a forward contract to sell a currency whose changes in value are generally considered to be linked to a currency or currencies in which some or all of the Fund's portfolio securities are or are expected to be denominated, and to buy U.S. Dollars. The amount of the contract would not exceed the value of the Fund's securities denominated in linked currencies. For example, if the Advisor considers that the Swedish krone is linked to the euro, the Fund holds securities denominated in krone and the Advisor believes that the value of the krone will decline against the U.S.
Dollar, the Advisor may enter into a contract to sell euros and buy dollars. Currency hedging involves some of the same risks and considerations as other transactions with similar instruments. Currency transactions can result in losses to a Fund if the currency being hedged fluctuates in value to a degree or in a direction that is not anticipated. Furthermore, there is risk that the perceived linkage between various currencies may not be present or may not be present during the particular time that a Fund is engaging in proxy hedging. If a Fund enters into a currency hedging transaction, the Fund will "cover" its position so as not to create a "senior security" as defined in Section 18 of the 1940 Act.

Currency transactions are subject to risks different from those of other portfolio transactions. Because currency control is of great importance to the issuing governments and influences economic planning and policy, purchase and sales of currency and related instruments can be negatively affected by government exchange controls, blockages, and manipulations or exchange restrictions imposed by governments. These actions can result in losses to a Fund if it is unable to deliver or receive currency or funds in settlement of obligations and could also cause hedges it has entered into to be rendered useless, resulting in full currency exposure as well as incurring transaction costs. Buyers and sellers of currency futures are subject to the same risks that apply to the use of futures generally. Furthermore, settlement of a currency futures contract for the purchase of most currencies must occur at a bank based in the issuing nation. Trading options on currency futures is relatively new, and the ability to establish and close out positions on such options is subject to the maintenance of a liquid market, which may not always be available. Currency exchange rates may fluctuate based on factors extrinsic to that country's economy. Although forward foreign currency contracts and currency futures tend to minimize the risk of loss due to a decline in the value of the hedged currency, at the same time they tend to limit any potential gain which might result should the value of such currency increase.

STRENGTHENING DOLLAR 2X STRATEGY FUND AND WEAKENING DOLLAR 2X STRATEGY FUND. While the Strengthening Dollar 2x Strategy Fund and Weakening Dollar 2x Strategy Fund do not anticipate doing so, they may conduct currency exchange transactions on a spot basis. Currency transactions made on a spot basis are for cash at the spot rate prevailing in the currency exchange market for buying or selling currency.

The Strengthening Dollar 2x Strategy Fund and Weakening Dollar 2x Strategy Fund will regularly enter into forward currency contracts. Each Fund may also invest in a combination of forward currency contracts and U.S. Dollar-denominated market instruments in an attempt to obtain an investment result that is substantially the same as a direct investment in a foreign currency-denominated instrument. This investment technique creates a "synthetic" position in the particular foreign-currency instrument whose performance the manager is trying to duplicate. For example, the combination of U.S. Dollar-denominated instruments with "long" forward currency exchange contracts creates a position economically equivalent to a money market instrument denominated in the foreign currency itself. Such combined positions are sometimes necessary when the market in a particular foreign currency is small or relatively illiquid.

The Strengthening Dollar 2x Strategy Fund and Weakening Dollar 2x Strategy Fund may invest in forward currency contracts to engage in either Transaction Hedging or Position Hedging. The Strengthening Dollar 2x Strategy Fund and Weakening Dollar 2x Strategy Fund may each use forward currency contracts for Position Hedging if consistent with its policy of trying to expose its net assets to foreign currencies. The Funds are not required to enter into forward currency contracts for hedging purposes and it is possible that the Funds may not be able to hedge against a currency devaluation that is so generally anticipated that the Funds are unable to contract to sell the currency at a price above the devaluation level it anticipates. It also is possible that, under certain circumstances, the Strengthening Dollar 2x Strategy Fund and Weakening Dollar 2x Strategy Fund may have to limit their currency transactions to qualify as "regulated investment companies" under the U.S. Internal Revenue Code of 1986, as amended (the "Code").

The Strengthening Dollar 2x Strategy Fund and Weakening Dollar 2x Strategy Fund currently do not intend to enter into a forward currency contract with a term of more than one year, or to engage in Position Hedging with respect to the currency of a particular country to more than the aggregate market value (at the time the hedging transaction is entered into) of their portfolio securities denominated in (or quoted in or currently convertible into or directly related through the use of forward currency contracts in conjunction with money market instruments to) that particular currency.

At or before the maturity of a forward currency contract, the Strengthening Dollar 2x Strategy Fund and Weakening Dollar 2x Strategy Fund may either sell a portfolio security and make delivery of the currency, or retain the security and terminate its contractual obligation to deliver the currency by buying an "offsetting" contract obligating it to buy, on the same maturity date, the same amount of the currency.

If the Strengthening Dollar 2x Strategy Fund and Weakening Dollar 2x Strategy Fund engage in an offsetting transaction, each Fund may later enter into a new forward currency contract to sell the currency. If the Funds engage in an offsetting transaction, it will incur a gain or loss to the extent that there has been movement in forward currency contract prices. If forward prices go down during the period between the date a Fund enters into a forward currency contract for the sale of a currency and the date it enters into an offsetting contract for the purchase of the currency, the Fund will realize a gain to the extent that the price of the currency it has agreed to sell exceeds the price of the currency it has agreed to buy. If forward prices go up, the Fund will suffer a loss to the extent the price of the currency it has agreed to buy exceeds the price of the currency it has agreed to sell.

The Strengthening Dollar 2x Strategy Fund and Weakening Dollar 2x Strategy Fund may convert their holdings of foreign currencies into U.S. Dollars from time to time, but will incur the costs of currency conversion. Foreign exchange dealers do not charge a fee for conversion, but they do realize a profit based on the difference between the prices at which they buy and sell various currencies. Thus, a dealer may offer to sell a foreign currency to a Fund at one rate, and offer to buy the currency at a lower rate if the Fund tries to resell the currency to the dealer.

FOREIGN CURRENCY OPTIONS. The International Equity, Strengthening Dollar 2x Strategy, Weakening Dollar 2x Strategy, Absolute Return Strategies, and Hedged Equity Funds may invest in foreign currency-denominated securities and may buy or sell put and call options on foreign currencies. The Funds may buy or sell put and call options on foreign currencies either on exchanges or in the over-the-counter market. A put option on a foreign currency gives the purchaser of the option the right to sell a foreign currency at the exercise price until the option expires. A call option on a foreign currency gives the purchaser of the option the right to purchase the currency at the exercise price until the option expires. Currency options traded on U.S. or other exchanges may be subject to position limits which may limit the ability of a Fund to reduce foreign currency risk using such options. OTC options differ from traded options in that they are two-party contracts with price and other terms negotiated between buyer and seller, and generally do not have as much market liquidity as exchange-traded options.

EQUITY SECURITIES

The Funds may invest in equity securities. Equity securities represent ownership interests in a company or partnership and consist of common stocks, preferred stocks, warrants to acquire common stock, securities convertible into common stock, and investments in master limited partnerships. Investments in equity securities in general are subject to market risks that may cause their prices to fluctuate over time. Fluctuations in the value of equity securities in which a Fund invests will cause the NAV of that Fund to fluctuate. The U.S. stock market tends to be cyclical, with periods when stock prices generally rise and periods when stock prices generally decline. The Domestic Equity, Domestic Equity-Style, Sector, International Equity and Alternative Investment Funds may purchase equity securities traded in the U.S. on registered exchanges or the over-the-counter market. Equity securities are described in more detail below.

o COMMON STOCK. Common stock represents an equity or ownership interest in an issuer. In the event an issuer is liquidated or declares bankruptcy, the claims of owners of bonds and preferred stock take precedence over the claims of those who own common stock.

o PREFERRED STOCK. Preferred stock represents an equity or ownership interest in an issuer that pays dividends at a specified rate and that has precedence over common stock in the payment of dividends. In the event an issuer is liquidated or declares bankruptcy, the claims of owners of bonds take precedence over the claims of those who own preferred and common stock.

o WARRANTS. Warrants are instruments that entitle the holder to buy an equity security at a specific price for a specific period of time. Changes in the value of a warrant do not necessarily correspond to changes in the value of its underlying security. The price of a warrant may be more volatile than the price of its underlying security, and a warrant may offer greater potential for capital appreciation as well as capital loss. Warrants do not entitle a holder to dividends or voting rights with respect to the underlying security and do not represent any rights in the assets of the issuing company. A warrant ceases to have value if it is not exercised prior to its expiration date. These factors can make warrants more speculative than other types of investments.

o CONVERTIBLE SECURITIES. Convertible securities are bonds, debentures, notes, preferred stocks or other securities that may be converted or exchanged (by the holder or by the issuer) into shares of the underlying common stock (or cash or securities of equivalent value) at a stated exchange ratio. A convertible security may also be called for redemption or conversion by the issuer after a particular date and under certain circumstances (including a specified price) established upon issue. If a convertible security held by a Fund is called for redemption or conversion, the Fund could be required to tender it for redemption, convert it into the underlying common stock, or sell it to a third party.

      Convertible securities generally have less potential for gain or loss than common stocks. Convertible securities generally provide yields higher than the underlying common stocks, but generally lower than comparable non-convertible securities. Because of this higher yield, convertible securities generally sell at a price above their "conversion value," which is the current market value of the stock to be received upon conversion. The difference between this conversion value and the price of convertible securities will vary over time depending on changes in the value of the underlying common stocks and interest rates. When the underlying common stocks decline in value, convertible securities will tend not to decline to the same extent because of the interest or dividend payments and the repayment of principal at maturity for certain types of convertible securities. However, securities that are convertible other than at the option of the holder generally do not limit the potential for loss to the same extent as securities convertible at the option of the holder. When the underlying common stocks rise in value, the value of convertible securities may also be expected to increase. At the same time, however, the difference between the market value of convertible securities and their conversion value will narrow, which means that the value of convertible securities will generally not increase to the same extent as the value of the underlying common stocks. Because convertible securities may also be interest-rate sensitive, their value may increase as interest rates fall and decrease as interest rates rise. Convertible securities are also subject to credit risk, and are often lower-quality securities.

o SMALL AND MEDIUM CAPITALIZATION ISSUERS. Investing in equity securities of small and medium capitalization companies often involves greater risk than is customarily associated with investments in larger capitalization companies. This increased risk may be due to the greater business risks of smaller size, limited markets and financial resources, narrow product lines and frequent lack of depth of management. The securities of smaller companies are often traded in the over-the-counter market and even if listed on a national securities exchange may not be traded in volumes typical for that exchange. Consequently, the securities of smaller companies are less likely to be liquid, may have limited market stability, and may be subject to more abrupt or erratic market movements than securities of larger, more established growth companies or the market averages in general.

o MASTER LIMITED PARTNERSHIPS ("MLPS"). MLPs are limited partnerships in which the ownership units are publicly traded. MLP units are registered with the U.S. Securities and Exchange Commission ("SEC") and are freely traded on a securities exchange or in the over-the-counter market. MLPs often own several properties or businesses (or own interests) that are related to real estate development and oil and gas industries, but they also may finance motion pictures, research and development and other projects. Generally, a MLP is operated under the supervision of one or more managing general partners. Limited partners are not involved in the day-to-day management of the partnership.

      The risks of investing in a MLP are generally those involved in investing in a partnership as opposed to a corporation. For example, state law governing partnerships is often less restrictive than state law governing corporations. Accordingly, there may be fewer protections afforded investors in a MLP than investors in a corporation. Additional risks involved with investing in a MLP are risks associated with the specific industry or industries in which the partnership invests, such as the risks of investing in real estate, or oil and gas industries.

FIXED INCOME SECURITIES

The market value of the fixed income investments in which the Fixed Income Funds, Absolute Return Strategies Fund, Commodities Strategy Fund, Strengthening Dollar 2x Strategy Fund, Weakening Dollar 2x Strategy Fund, and Hedged Equity Fund may invest will change in response to interest rate changes and other factors. During periods of falling interest rates, the values of outstanding fixed income securities generally rise. Conversely, during periods of rising interest rates, the values of such securities generally decline. Moreover, while securities with longer maturities tend to produce higher yields, the prices of longer maturity securities are also subject to greater market fluctuations as a result of changes in interest rates. Changes by recognized agencies in the rating of any fixed income security and in the ability of an issuer to make payments of interest and principal also affect the value of these investments. Changes in the value of these securities will not necessarily affect cash income derived from these securities but will affect a Fund's NAV. Additional information regarding fixed income securities is described below:

o DURATION. Duration is a measure of the expected change in value of a fixed income security for a given change in interest rates. For example, if interest rates changed by one percent, the value of a security having an effective duration of two years generally would vary by two percent. Duration takes the length of the time intervals between the present time and time that the interest and principal payments are scheduled, or in the case of a callable bond, expected to be received, and weighs them by the present values of the cash to be received at each future point in time.

o     VARIABLE  AND  FLOATING  RATE  SECURITIES.   Variable  and  floating  rate
      instruments involve certain obligations that may carry variable or floating rates of interest, and may involve a conditional or unconditional demand feature. Such instruments bear interest at rates which are not fixed, but which vary with changes in specified market rates or indices. The interest rates on these securities may be reset daily, weekly, quarterly, or some other reset period, and may have a set floor or ceiling on interest rate changes. There is a risk that the current interest rate on such obligations may not accurately reflect existing market interest rates. A demand instrument with a demand notice exceeding seven days may be considered illiquid if there is no secondary market for such security.

DEBT SECURITIES. The Multi-Cap Core Equity Fund, Sector Rotation Fund, Fixed Income Funds, and Alternative Investment Funds may invest in debt securities. A debt security is a security consisting of a certificate or other evidence of a debt (secured or unsecured) on which the issuing company or governmental body promises to pay the holder thereof a fixed, variable, or floating rate of interest for a specified length of time, and to repay the debt on the specified maturity date. Some debt securities, such as zero coupon bonds, do not make regular interest payments but are issued at a discount to their principal or maturity value. Debt securities include a variety of fixed income obligations, including, but not limited to, corporate bonds, government securities, municipal securities, convertible securities, mortgage-backed securities, and asset-backed securities. Debt securities include investment-grade securities, non-investment-grade securities, and unrated securities. Debt securities are subject to a variety of risks, such as interest rate risk, income risk, call/prepayment risk, inflation risk, credit risk, and (in the case of foreign securities) country risk and currency risk.

CORPORATE DEBT SECURITIES. The High Yield Strategy Fund may seek investment in, and the Inverse High Yield Strategy Fund may seek inverse exposure to, corporate debt securities representative of one or more high yield bond or credit derivative indices, which may change from time to time. Selection will generally not be dependent on independent credit analysis or fundamental analysis performed by the Advisor. The High Yield Strategy Fund may invest in, and the Inverse High Yield Strategy Fund may seek inverse exposure to, all grades of corporate debt securities including below investment grade as discussed below. See Appendix A for a description of corporate bond ratings. The Funds may also invest in unrated securities.

Corporate debt securities are typically fixed-income securities issued by businesses to finance their operations, but may also include bank loans to companies. Notes, bonds, debentures and commercial paper are the most common types of corporate debt securities. The primary differences between the different types of corporate debt securities are their maturities and secured or un-secured status. Commercial paper has the shortest term and is usually unsecured. The broad category of corporate debt securities includes debt issued by domestic or foreign companies of all kinds, including those with small-, mid- and large-capitalizations. Corporate debt may be rated investment-grade or below investment-grade and may carry variable or floating rates of interest.

Because of the wide range of types, and maturities, of corporate debt securities, as well as the range of creditworthiness of its issuers, corporate debt securities have widely varying potentials for return and risk profiles. For example, commercial paper issued by a large established domestic corporation that is rated investment-grade may have a modest return on principal, but carries relatively limited risk. On the other hand, a long-term corporate note issued by a small foreign corporation from an emerging market country that has not been rated may have the potential for relatively large returns on principal, but carries a relatively high degree of risk.

Corporate debt securities carry both credit risk and interest rate risk. Credit risk is the risk that a Fund could lose money if the issuer of a corporate debt security is unable to pay interest or repay principal when it is due. Some corporate debt securities that are rated below investment-grade are generally considered speculative because they present a greater risk of loss, including default, than higher quality debt securities. The credit risk of a particular issuer's debt security may vary based on its priority for repayment. For example, higher ranking (senior) debt securities have a higher priority than lower ranking (subordinated) securities. This means that the issuer might not make payments on subordinated securities while continuing to make payments on senior securities. In addition, in the event of bankruptcy, holders of higher-ranking senior securities may receive amounts otherwise payable to the holders of more junior securities. Interest rate risk is the risk that the value of certain corporate debt securities will tend to fall when interest rates rise. In general, corporate debt securities with longer terms tend to fall more in value when interest rates rise than corporate debt securities with shorter terms.

NON-INVESTMENT-GRADE DEBT SECURITIES. The Absolute Return Strategies Fund, Hedged Equity Fund, High Yield Strategy Fund, and Inverse High Yield Strategy Fund may invest in non-investment-grade securities. Non-investment-grade securities, also referred to as "high yield securities" or "junk bonds," are debt securities that are rated lower than the four highest rating categories by a nationally recognized statistical rating organization (for example, lower than Baa3 by Moody's Investors Service, Inc. or lower than BBB- by Standard & Poor's) or are determined to be of comparable quality by the Funds' Advisor. These securities are generally considered to be, on balance, predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation and will generally involve more credit risk than securities in the investment-grade categories. Investment in these securities generally provides greater income and increased opportunity for capital appreciation than investments in higher quality securities, but they also typically entail greater price volatility and principal and income risk.

Analysis of the creditworthiness of issuers of high yield securities may be more complex than for issuers of investment-grade securities. Thus, reliance on credit ratings in making investment decisions entails greater risks for high yield securities than for investment-grade debt securities. The success of a fund's advisor in managing high yield securities is more dependent upon its own credit analysis than is the case with investment-grade securities.

Some high yield securities are issued by smaller, less-seasoned companies, while others are issued as part of a corporate restructuring, such as an acquisition, merger, or leveraged buyout. Companies that issue high yield securities are often highly leveraged and may not have available to them more traditional methods of financing. Therefore, the risk associated with acquiring the securities of such issuers generally is greater than is the case with investment-grade securities. Some high yield securities were once rated as investment-grade but have been downgraded to junk bond status because of financial difficulties experienced by their issuers.

The market values of high yield securities tend to reflect individual issuer developments to a greater extent than do investment-grade securities, which in general react to fluctuations in the general level of interest rates. High yield securities also tend to be more sensitive to economic conditions than are investment-grade securities. A projection of an economic downturn or of a period of rising interest rates, for example, could cause a decline in junk bond prices because the advent of a recession could lessen the ability of a highly leveraged company to make principal and interest payments on its debt securities. If an issuer of high yield securities defaults, in addition to risking payment of all or a portion of interest and principal, a fund investing in such securities may incur additional expenses to seek recovery.

The secondary market on which high yield securities are traded may be less liquid than the market for investment-grade securities. Less liquidity in the secondary trading market could adversely affect the ability of a fund to sell a high yield security or the price at which a fund could sell a high yield security, and could adversely affect the daily NAV of fund shares. When secondary markets for high yield securities are less liquid than the market for investment-grade securities, it may be more difficult to value the securities because such valuation may require more research, and elements of judgment may play a greater role in the valuation because there is less reliable, objective data available.

The Absolute Return Strategies Fund, Hedged Equity Fund, High Yield Strategy Fund, and Inverse High Yield Strategy Fund will not necessarily dispose of a security if a credit-rating agency down grades the rating of the security below its rating at the time of purchase. However, the Advisor will monitor the investment to determine whether continued investment in the security is in the best interest of Fund shareholders.

UNRATED DEBT SECURITIES. The High Yield Strategy Fund and Inverse High Yield Strategy Fund may also invest in unrated debt securities. Unrated debt, while not necessarily lower in quality than rated securities, may not have as broad a market. Because of the size and perceived demand for the issue, among other factors, certain issuers may decide not to pay the cost of getting a rating for their bonds. The creditworthiness of the issuer, as well as any financial institution or other party responsible for payments on the security, will be analyzed to determine whether to purchase unrated bonds.

FOREIGN CURRENCIES

The International Equity Funds, Absolute Return Strategies Fund, Hedged Equity Fund, and Asset Allocation Funds may, and the Strengthening Dollar 2x Strategy Fund and Weakening Dollar 2x Strategy Fund will, invest directly and indirectly in foreign currencies. Investments in foreign currencies are subject to numerous risks, not the least of which is the fluctuation of foreign currency exchange rates with respect to the U.S. Dollar. Exchange rates fluctuate for a number of reasons.

o INFLATION. Exchange rates change to reflect changes in a currency's buying power. Different countries experience different inflation rates due to different monetary and fiscal policies, different product and labor market conditions, and a host of other factors.

o TRADE DEFICITS. Countries with trade deficits tend to experience a depreciating currency. Inflation may be the cause of a trade deficit, making a country's goods more expensive and less competitive and so reducing demand for its currency.

o INTEREST RATES. High interest rates may raise currency values in the short term by making such currencies more attractive to investors. However, since high interest rates are often the result of high inflation long-term results may be the opposite.

o BUDGET DEFICITS AND LOW SAVINGS RATES. Countries that run large budget deficits and save little of their national income tend to suffer a depreciating currency because they are forced to borrow abroad to finance their deficits. Payments of interest on this debt can inundate the currency markets with the currency of the debtor nation. Budget deficits also can indirectly contribute to currency depreciation if a government chooses inflationary measure to cope with its deficits and debt.

o POLITICAL FACTORS. Political instability in a country can cause a currency to depreciate. Demand for a certain currency may fall is a country appears a less desirable place in which to invest and do business.

o GOVERNMENT CONTROL. Through their own buying and selling of currencies, the world's central banks sometimes manipulate exchange rate movements. In addition, governments occasionally issue statements to influence people's expectations about the direction of exchange rates, or they may instigate policies with an exchange rate target as the goal. The value of the Funds' investments is calculated in U.S. Dollars each day that the New York Stock Exchange ("NYSE") is open for business. As a result, to the extent that a Fund's assets are invested in instruments denominated in foreign currencies and the currencies appreciate relative to the U.S. Dollar, the Fund's NAV as expressed in U.S. Dollars (and, therefore, the value of your investment) should increase. If the U.S. Dollar appreciates relative to the other currencies, the opposite should occur. The currency-related gains and losses experienced by the Funds will be based on changes in the value of portfolio securities attributable to currency fluctuations only in relation to the original purchase price of such securities as stated in U.S. Dollars. Gains or losses on shares of the Funds will be based on changes attributable to fluctuations in the NAV of such shares, expressed in U.S. Dollars, in relation to the original U.S. Dollar purchase price of the shares. The amount of appreciation or depreciation in the Funds' assets also will be affected by the net investment income generated by the money market instruments in which the Funds invest and by changes in the value of the securities that are unrelated to changes in currency exchange rates.

The International Equity, Strengthening Dollar 2x Strategy, Weakening Dollar 2x Strategy, Absolute Return Strategies, and Hedged Equity Funds may incur currency exchange costs when they sell instruments denominated in one currency and buy instruments denominated in another.

FOREIGN CURRENCY EXCHANGE-RELATED SECURITIES

FOREIGN CURRENCY WARRANTS. The Strengthening Dollar 2x Strategy Fund and Weakening Dollar 2x Strategy Fund may invest in foreign currency warrants. Foreign currency warrants such as Currency Exchange Warrants(SM) ("CEWs(SM)") are warrants which entitle the holder to receive from their issuer an amount of cash (generally, for warrants issued in the United States, in U.S. Dollars)
which is calculated pursuant to a predetermined formula and based on the exchange rate between a specified foreign currency and the U.S. Dollar as of the exercise date of the warrant. Foreign currency warrants generally are exercisable upon their issuance and expire as of a specified date and time. Foreign currency warrants have been issued in connection with U.S. Dollar-denominated debt offerings by major corporate issuers in an attempt to reduce the foreign currency exchange risk which, from the point of view of prospective purchasers of the securities, is inherent in the international fixed-income marketplace. Foreign currency warrants may attempt to reduce the foreign exchange risk assumed by purchasers of a security by, for example, providing for a supplemental payment in the event that the U.S. Dollar depreciates against the value of a major foreign currency such as the Japanese yen or the euro. The formula used to determine the amount payable upon exercise of a foreign currency warrant may make the warrant worthless unless the applicable foreign currency exchange rate moves in a particular direction (I.E., unless the U.S. Dollar appreciates or depreciates against the particular foreign currency to which the warrant is linked or indexed). Foreign currency warrants are severable from the debt obligations with which they may be offered, and may be listed on exchanges. Foreign currency warrants may be exercisable only in certain minimum amounts, and an investor wishing to exercise warrants who possesses less than the minimum number required for exercise may be required either to sell the warrants or to purchase additional warrants, thereby incurring additional transaction costs. In the case of any exercise of warrants, there may be a time delay between the time a holder of warrants gives instructions to exercise and the time the exchange rate relating to exercise is determined, during which time the exchange rate could change significantly, thereby affecting both the market and cash settlement values of the warrants being exercised. The expiration date of the warrants may be accelerated if the warrants should be delisted from an exchange or if their trading should be suspended permanently, which would result in the loss of any remaining "time value" of the warrants (I.E., the difference between the current market value and the exercise value of the warrants), and, in the case the warrants were "out-of-the-money," in a total loss of the purchase price of the warrants.

Warrants are generally unsecured obligations of their issuers and are not standardized foreign currency options issued by the Options Clearing Corporation ("OCC"). Unlike foreign currency options issued by OCC, the terms of foreign exchange warrants generally will not be amended in the event of governmental or regulatory actions affecting exchange rates or in the event of the imposition of other regulatory controls affecting the international currency markets. The initial public offering price of foreign currency warrants is generally considerably in excess of the price that a commercial user of foreign currencies might pay in the interbank market for a comparable option involving significantly larger amounts of foreign currencies. Foreign currency warrants are subject to significant foreign exchange risk, including risks arising from complex political or economic factors.

PRINCIPAL EXCHANGE RATE LINKED SECURITIES. The Strengthening Dollar 2x Strategy and Weakening Dollar 2x Strategy Funds may invest in principal exchange rate linked securities ("PERLs(SM)"). PERLs(SM) are debt obligations the principal on which is payable at maturity in an amount that may vary based on the exchange rate between the U.S. Dollar and a particular foreign currency at or about that time. The return on "standard" PERLs(SM) is enhanced if the foreign currency to which the security is linked appreciates against the U.S. Dollar, and is adversely affected by increases in the foreign exchange value of the U.S. Dollar; "reverse" PERLs(SM) are like the "standard" securities, except that their return is enhanced by increases in the value of the U.S. Dollar and adversely impacted by increases in the value of foreign currency. Interest payments on the securities are generally made in U.S. Dollars at rates that reflect the degree of foreign currency risk assumed or given up by the purchaser of the notes (I.E., at relatively higher interest rates if the purchaser has assumed some of the foreign exchange risk, or relatively lower interest rates if the issuer has assumed some of the foreign exchange risk, based on the expectations of the current market). PERLs(SM) may in limited cases be subject to acceleration of maturity (generally, not without the consent of the holders of the securities), which may have an adverse impact on the value of the principal payment to be made at maturity.

PERFORMANCE INDEXED PAPER. The Strengthening Dollar 2x Strategy and Weakening Dollar 2x Strategy Funds may invest in performance indexed paper ("PIPs(SM)"). PIPs(SM) is U.S. Dollar-denominated commercial paper the yield of which is linked to certain foreign exchange rate movements. The yield to the investor on PIPs(SM) is established at maturity as a function of spot exchange rates between the U.S. Dollar and a designated currency as of or about that time (generally, the index maturity two days prior to maturity). The yield to the investor will be within a range stipulated at the time of purchase of the obligation, generally with a guaranteed minimum rate of return that is below, and a potential maximum rate of return that is above, market yields on U.S. Dollar-denominated commercial paper, with both the minimum and maximum rates of return on the investment corresponding to the minimum and maximum values of the spot exchange rate two business days prior to maturity.

FOREIGN ISSUERS

The  Domestic  Equity  Funds,   Domestic   Equity-Style   Funds,  Sector  Funds,
International Equity Funds, High Yield Strategy Fund, Inverse High Yield Strategy Fund, Absolute Return Strategies Fund, Hedged Equity Fund, and Real Estate Fund may invest in issuers located outside the United States through American Depositary Receipts ("ADRs"), "ordinary shares," or "New York shares" issued and traded in the United States or through securities denominated in foreign currencies and traded on foreign exchanges. ADRs are dollar-denominated receipts representing interests in the securities of a foreign issuer, which securities may not necessarily be denominated in the same currency as the securities into which they may be converted. ADRs are receipts typically issued by United States banks and trust companies which evidence ownership of underlying securities issued by a foreign corporation. Generally, ADRs in registered form are designed for use in domestic securities markets and are traded on exchanges or over-the-counter in the United States. Ordinary shares are shares of foreign issuers that are traded abroad and on a United States exchange. New York shares are shares that a foreign issuer has allocated for trading in the United States. ADRs, ordinary shares, and New York shares all may be purchased with and sold for U.S. Dollars, which protect the Funds from the foreign settlement risks described below.

Investing in foreign companies may involve risks not typically associated with investing in United States companies. The value of securities denominated in foreign currencies, and of dividends from such securities, can change significantly when foreign currencies strengthen or weaken relative to the U.S. Dollar. Foreign securities markets generally have less trading volume and less liquidity than United States markets, and prices in some foreign markets can be very volatile. Many foreign countries lack uniform accounting and disclosure standards comparable to those that apply to United States companies, and it may be more difficult to obtain reliable information regarding a foreign issuer's financial condition and operations. In addition, the costs of foreign investing, including withholding taxes, brokerage commissions, and custodial fees, generally are higher than for United States investments.

Investing in companies located abroad carries political and economic risks distinct from those associated with investing in the United States. Foreign investment may be affected by actions of foreign governments adverse to the interests of United States investors, including the possibility of expropriation or nationalization of assets, confiscatory taxation, restrictions on United States investment, or on the ability to repatriate assets or to convert currency into U.S. Dollars. There may be a greater possibility of default by foreign governments or foreign-government sponsored enterprises. Investments in foreign countries also involve a risk of local political, economic, or social instability, military action or unrest, or adverse diplomatic developments.

RISK FACTORS REGARDING EUROPE. The Europe 1.2x Strategy Fund seeks to provide investment results which correlate to the performance of the Dow Jones STOXX 50(R) Index (the "STOXX 50(R) Index"). The STOXX 50(R) Index is a capitalization-weighted index composed of 50 European blue chip stocks. Index members are chosen by STOXX Ltd. from 17 countries under criteria designed to identify highly liquid companies that are market leaders in their sectors. The 17 countries include Switzerland, Norway, and 15 of the 27 countries of the European Union ("EU") - Austria, Belgium, Denmark, Finland, France, Germany, Greece, Ireland, Italy, Luxembourg, the Netherlands, Portugal, Spain, Sweden and the United Kingdom.

The securities markets of many European countries are relatively small, with the majority of market capitalization and trading volume concentrated in a limited number of companies representing a small number of industries. Consequently, a portfolio invested in securities of European companies may experience greater price volatility and significantly lower liquidity than a portfolio invested in equity securities of U.S. companies. These markets may be subject to greater influence by adverse events generally affecting the market, and by large investors trading significant blocks of securities, than is usual in the U.S.

In addition, the securities markets of European countries are subject to varying degrees of regulation, which may be either less or more restrictive than that imposed by the U.S. Government. For example, the reporting, accounting and auditing standards of European countries differ from U.S. standards in important respects and less information is available to investors in securities of European companies than to investors in U.S. securities.

The EU has been extending its influence to the east. It has accepted several new members that were previously behind the Iron Curtain, and has plans to accept several more in the medium-term. It is hoped that membership for these countries will help cement economic and political stability. Nevertheless, eight of the new entrants are former Soviet satellites and remain burdened to various extents by the inherited inefficiencies of centrally planned economies similar to what existed under the former Soviet Union. The current and future status of the

EU continues to be the subject of political controversy, with widely differing views both within and between member countries.

Increased terrorism activity and related geo-political risks have led to increased short-term market volatility and may have adverse long-term effects on world economies and markets generally.

RISK FACTORS REGARDING JAPAN. The Japan 1.25x Strategy Fund seeks to provide investment results that correlate to the performance of Japan's Topix 100 Index. The Topix 100 Index is an index designed to measure performance of the 100 most liquid stocks with the largest market capitalization that are members of the broader Topix Index. The Topix and Topix 100 Indices are published by the Tokyo Stock Exchange ("TSE").

For three decades overall real economic growth in Japan had been spectacular: a 10% average in the 1960s, a 5% average in the 1970s, and a 4% average in the 1980s. Growth slowed markedly in the 1990s, averaging just 1.7%, largely because of the after effects of overinvestment during the late 1980s and contractionary domestic policies intended to wring speculative excesses from the stock and real estate markets. From 2000 to 2003, government efforts to revive economic growth met with little success and were further hampered by the slowing of the US, European, and Asian economies. In 2004 and 2005, growth improved and the lingering fears of deflation in prices and economic activity lessened. At present, the Japanese economy continues to show signs of recovery from the long recession of the 1990s despite the fact that uncertainties about its recovery remain. Japan's huge government debt, which totals more than 160% of GDP, and the aging of the population are two major long-run problems. A rise in taxes could be viewed as endangering the revival of growth.

Japanese  unemployment  levels  are  high and  have  been an area of  increasing concern. Also of concern are Japan's trade surpluses. As a trade-dependent nation long used to high levels of government protection, it is unclear how the Japanese economy will react to the potential adoption of the trade liberalization measures which are constantly promoted by their trading partners. Japan's heavy dependence on international trade has been adversely affected by trade tariffs and other protectionist measures, as well as the economic condition of its trading partners. Japan's high volume of exports, such as automobiles, machine tools and semiconductors, has caused trade tensions, particularly with the Unites States. The relaxing of official and de facto barriers to imports, or hardships created by any pressures brought by trading partners, could adversely affect Japan's economy. Additionally, the strength of the yen itself may prove an impediment to strong continued exports and economic recovery, because it makes Japanese goods sold in other countries more expensive and reduces the value of foreign earnings repatriated to Japan. Since the Japanese economy is so dependent on exports, any fall off in exports may be seen as a sign of economic weakness, which may adversely affect the market.

The most pressing need for action is the daunting task of overhauling the nation's financial institutions and securing public support for taxpayer-funded bailouts. Banks, in particular, must dispose of their huge overhang of bad loans and trim their balance sheets in preparation for greater competition from foreign institutions as more areas of the financial sector are opened. In addition, the Japanese securities markets are less regulated than the U.S. markets, and evidence has emerged from time to time of distortion of market prices to serve political or other purposes. Shareholders' rights also are not always enforced. Successful financial sector reform would allow Japan's financial institutions to act as a catalyst for economic recovery at home and across the troubled Asian region. Internal conflict over the proper way to reform the ailing banking system continues.

FUTURES AND OPTIONS TRANSACTIONS

FUTURES AND OPTIONS ON FUTURES. The Funds (other than the Money Market Fund) may use futures contracts and related options (i) for BONA FIDE hedging purposes,
(ii) to attempt to offset changes in the value of securities held or expected to be acquired or be disposed of, (iii) to attempt to minimize fluctuations in foreign currencies, (iv) to attempt to gain exposure to a particular market, index or instrument, or (v) for other risk management purposes. Futures contracts provide for the future sale by one party and purchase by another party of a specified amount of a specific security at a specified future time and at a specified price. An option on a futures contract gives the purchaser the right, in exchange for a premium, to assume a position in a futures contract at a specified exercise price during the term of the option. A Fund will reduce the risk that it will be unable to close out a futures contract by only entering into futures contracts that are traded on a national futures exchange regulated by the Commodities Futures Trading Commission ("CFTC"). To the extent the Funds use futures and/or options on futures, they will do so in accordance with Rule
4.5 under the Commodity Exchange Act ("CEA"). The Trust, on behalf of all of its series, including the Funds, has filed a notice of eligibility for exclusion from the definition of the term "commodity pool operator" in accordance with Rule 4.5 and therefore, the Funds are not subject to registration or regulation as a commodity pool operator under the CEA.

The Funds may buy and sell index futures contracts with respect to any index traded on a recognized exchange or board of trade. An index futures contract is a bilateral agreement pursuant to which two parties agree to take or make delivery of an amount of cash equal to a specified dollar amount times the difference between the index value at the close of trading of the contract and the price at which the futures contract is originally struck. No physical delivery of the securities comprising the index is made; generally contracts are closed out prior to the expiration date of the contract.

When a Fund purchases or sells a futures contract, or sells an option thereon, the Fund is required to "cover" its position in order to limit the risk associated with the use of leverage and other related risks. To cover its position, the Fund may maintain with its custodian bank (and marked-to-market on a daily basis), a segregated account consisting of cash or liquid securities that, when added to any amounts deposited with a futures commission merchant as margin, are equal to the market value of the futures contract or otherwise "cover" its position in a manner consistent with the 1940 Act or the rules and SEC interpretations thereunder. If the Fund continues to engage in the described securities trading practices and properly segregates assets, the segregated account will function as a practical limit on the amount of leverage which the Fund may undertake and on the potential increase in the speculative character of the Fund's outstanding portfolio securities. Additionally, such segregated accounts will generally assure the availability of adequate funds to meet the obligations of the fund arising from such investment activities.

A Fund may also cover its long position in a futures contract by purchasing a put option on the same futures contract with a strike price (I.E., an exercise price) as high or higher than the price of the futures contract. In the alternative, if the strike price of the put is less than the price of the futures contract, the Fund will maintain, in a segregated account, cash or liquid securities equal in value to the difference between the strike price of the put and the price of the futures contract. The Fund may also cover its long position in a futures contract by taking a short position in the instruments underlying the futures contract, or by taking positions in instruments with prices which are expected to move relatively consistently with the futures contract. The Fund may cover its short position in a futures contract by taking a long position in the instruments underlying the futures contract, or by taking positions in instruments with prices which are expected to move relatively consistently with the futures contract.

A Fund may cover its sale of a call option on a futures contract by taking a long position in the underlying futures contract at a price less than or equal to the strike price of the call option. In the alternative, if the long position in the underlying futures contract is established at a price greater than the strike price of the written (sold) call, a Fund will maintain in a segregated account cash or liquid securities equal in value to the difference between the strike price of the call and the price of the futures contract. A Fund may also cover its sale of a call option by taking positions in instruments with prices which are expected to move relatively consistently with the call option. A Fund may cover its sale of a put option on a futures contract by taking a short position in the underlying futures contract at a price greater than or equal to the strike price of the put option, or, if the short position in the underlying futures contract is established at a price less than the strike price of the written put, a Fund will maintain in a segregated account cash or liquid securities equal in value to the difference between the strike price of the put and the price of the futures contract. A Fund may also cover its sale of a put option by taking positions in instruments with prices which are expected to move relatively consistently with the put option.

There are significant risks associated with the Funds' use of futures contracts and related options, including the following: (1) the success of a hedging strategy may depend on the Advisor's ability to predict movements in the prices of individual securities, fluctuations in markets and movements in interest rates; (2) there may be an imperfect or no correlation between the changes in market value of the securities held by a Fund and the prices of futures and options on futures; (3) there may not be a liquid secondary market for a futures contract or option; (4) trading restrictions or limitations may be imposed by an exchange; and (5) government regulations may restrict trading in futures contracts and options on futures. In addition, some strategies reduce a Fund's exposure to price fluctuations, while others tend to increase its market exposure.

OPTIONS.  The Funds,  except for the Money Market  Fund,  may purchase and write
(sell) put and call options on securities and on stock indices listed on national securities exchanges or traded in the over-the-counter market as an investment vehicle for the purpose of realizing each Fund's respective investment objective.

A put option on a security gives the purchaser of the option the right to sell, and the writer of the option the obligation to buy, the underlying security at any time during the option period. A call option on a security gives the purchaser of the option the right to buy, and the writer of the option the obligation to sell, the underlying security at any time during the option period. The premium paid to the writer is the consideration for undertaking the obligations under the option contract.

A Fund may purchase and write put and call options on foreign currencies (traded on U.S. and foreign exchanges or over-the-counter markets) to manage its exposure to exchange rates. Call options on foreign currency written by a Fund will be "covered," which means that a Fund will own an equal amount of the underlying foreign currency.

Put and call options on indices are similar to options on securities except that options on an index give the holder the right to receive, upon exercise of the option, an amount of cash if the closing level of the underlying index is greater than (or less than, in the case of puts) the exercise price of the option. This amount of cash is equal to the difference between the closing price of the index and the exercise price of the option, expressed in dollars multiplied by a specified number. Thus, unlike options on individual securities, all settlements are in cash, and gain or loss depends on price movements in the particular market represented by the index generally, rather than the price movements in individual securities.

All options written on indices or securities must be covered. When a Fund writes an option on a security, on an index or a foreign currency, it will establish a segregated account containing cash or liquid securities in an amount at least equal to the market value of the option and will maintain the account while the option is open or will otherwise cover the transaction.

A Fund may trade put and call options on securities, securities indices and currencies, as the Advisor determines is appropriate in seeking a Fund's investment objective, and except as restricted by a Fund's investment limitations. See "Investment Restrictions."

The initial purchase (sale) of an option contract is an "opening transaction." In order to close out an option position, a Fund may enter into a "closing transaction," which is simply the sale (purchase) of an option contract on the same security with the same exercise price and expiration date as the option contract originally opened. If a Fund is unable to effect a closing purchase transaction with respect to an option it has written, it will not be able to sell the underlying security until the option expires or a Fund delivers the security upon exercise.

A Fund may purchase put and call options on securities to protect against a decline in the market value of the securities in its portfolio or to anticipate an increase in the market value of securities that a Fund may seek to purchase in the future. A Fund purchasing put and call options pays a premium; therefore if price movements in the underlying securities are such that exercise of the options would not be profitable for the Fund, loss of the premium paid may be offset by an increase in the value of the Fund's securities or by a decrease in the cost of acquisition of securities by the Fund.

A Fund may write covered call options on securities as a means of increasing the yield on its assets and as a means of providing limited protection against decreases in its market value. When a Fund writes an option, if the underlying securities do not increase or decrease to a price level that would make the exercise of the option profitable to the holder thereof, the option generally will expire without being exercised and a Fund will realize as profit the premium received for such option. When a call option of which a Fund is the writer is exercised, the Fund will be required to sell the underlying securities to the option holder at the strike price, and will not participate in any increase in the price of such securities above the strike price. When a put option of which a Fund is the writer is exercised, the Fund will be required to purchase the underlying securities at a price in excess of the market value of such securities.

A Fund may purchase and write options on an exchange or over-the-counter. OTC options differ from exchange-traded options in several respects. They are transacted directly with dealers and not with a clearing corporation, and therefore entail the risk of non-performance by the dealer. OTC options are available for a greater variety of securities and for a wider range of expiration dates and exercise prices than are available for exchange-traded options. Because OTC options are not traded on an exchange, pricing is done normally by reference to information from a market maker. It is the SEC's position that OTC options are generally illiquid.

The market value of an option generally reflects the market price of an underlying security. Other principal factors affecting market value include supply and demand, interest rates, the pricing volatility of the underlying security and the time remaining until the expiration date.

Risks associated with options transactions include: (1) the success of a hedging strategy may depend on an ability to predict movements in the prices of individual securities, fluctuations in markets and movements in interest rates;
(2) there may be an imperfect correlation between the movement in prices of options and the securities underlying them; (3) there may not be a liquid secondary market for options; and (4) while a Fund will receive a premium when it writes covered call options, it may not participate fully in a rise in the market value of the underlying security.


RISKS ASSOCIATED WITH COMMODITY FUTURES CONTRACTS. There are several additional risks associated with the Commodities Strategy Fund's transactions in commodity futures contracts. These risks are discussed below:

o STORAGE. Unlike the financial futures markets, in the commodity futures markets there are costs of physical storage associated with purchasing the underlying commodity. The price of the commodity futures contract will reflect the storage costs of purchasing the physical commodity, including the time value of money invested in the physical commodity. To the extent that the storage costs for an underlying commodity change while the Commodities Strategy Fund is invested in futures contracts on that commodity, the value of the futures contract may change proportionately.

o REINVESTMENT. In the commodity futures markets, producers of the underlying commodity may decide to hedge the price risk of selling the commodity by selling futures contracts today to lock in the price of the commodity at delivery tomorrow. In order to induce speculators to purchase the other side of the same futures contract, the commodity producer generally must sell the futures contract at a lower price than the expected future spot price. Conversely, if most hedgers in the futures market are purchasing futures contracts to hedge against a rise in prices, then speculators will only sell the other side of the futures contract at a higher futures price than the expected future spot price of the commodity. The changing nature of the hedgers and speculators in the commodity markets will influence whether futures prices are above or below the expected future spot price, which can have significant implications for the Fund. If the nature of hedgers and speculators in futures markets has shifted when it is time for the Fund to reinvest the proceeds of a maturing contract in a new futures contract, the Fund might reinvest at higher or lower futures prices, or choose to pursue other investments.

o OTHER ECONOMIC FACTORS. The commodities which underlie commodity futures contracts may be subject to additional economic and non-economic variables, such as drought, floods, weather, livestock disease, embargoes, tariffs, and international economic, political and regulatory developments. These factors may have a larger impact on commodity prices and commodity-linked instruments, including futures contracts, than on traditional securities. Certain commodities are also subject to limited pricing flexibility because of supply and demand factors. Others are subject to broad price fluctuations as a result of the volatility of the prices for certain raw materials and the instability of supplies of other materials. These additional variables may create additional investment risks which subject the Fund's investments to greater volatility than investments in traditional securities.

o COMBINED POSITIONS. The Fund may purchase and write options in combination with each other. For example, the Fund may purchase a put option and write a call option on the same underlying instrument, in order to construct a combined position whose risk and return characteristics are similar to selling a futures contract. Another possible combined position would involve writing a call option at one strike price and buying a call option at a lower price, in order to reduce the risk of the written call option in the event of a substantial price increase. Because combined options positions involve multiple trades, they result in higher transaction costs and may be more difficult to open and close out.

HYBRID INSTRUMENTS

The High Yield Strategy Fund, Inverse High Yield Strategy Fund, and Commodities Strategy Fund may invest in hybrid instruments. A hybrid instrument is a type of potentially high-risk derivative that combines a traditional stock, bond, or commodity with an option or forward contract. Generally, the principal amount, amount payable upon maturity or redemption, or interest rate of a hybrid is tied (positively or negatively) to the price of some commodity, currency or securities index or another interest rate or some other economic factor (each a "benchmark"). The interest rate or (unlike most fixed income securities) the principal amount payable at maturity of a hybrid security may be increased or decreased, depending on changes in the value of the benchmark. An example of a hybrid could be a bond issued by an oil company that pays a small base level of interest with additional interest that accrues in correlation to the extent to which oil prices exceed a certain predetermined level. Such a hybrid instrument would be a combination of a bond and a call option on oil.

Hybrids can be used as an efficient means of pursuing a variety of investment goals, including currency hedging, and increased total return. Hybrids may not bear interest or pay dividends. The value of a hybrid or its interest rate may be a multiple of a benchmark and, as a result, may be leveraged and move (up or down) more steeply and rapidly than the benchmark. These benchmarks may be sensitive to economic and political events, such as commodity shortages and currency devaluations, which cannot be readily foreseen by the purchaser of a hybrid. Under certain conditions, the redemption value of a hybrid could be zero. Thus, an investment in a hybrid may entail significant market risks that are not associated with a similar investment in a traditional, U.S. Dollar-denominated bond that has a fixed principal amount and pays a fixed rate or floating rate of interest. The purchase of hybrids also exposes a fund to the credit risk of the issuer of the hybrids. These risks may cause significant fluctuations in the NAV of the Funds.

With respect to the Commodities Strategy Fund, certain hybrid instruments may provide exposure to the commodities markets. These are derivative securities with one or more commodity-linked components that have payment features similar to commodity futures contracts, commodity options, or similar instruments. Commodity-linked hybrid instruments may be either equity or debt securities, and are considered hybrid instruments because they have both security and commodity-like characteristics. A portion of the value of these instruments may be derived from the value of a commodity, futures contract, index or other economic variable. The Commodities Strategy Fund will only invest in commodity-linked hybrid instruments that qualify for an exemption from the provisions of the CEA under applicable rules of the CFTC.

Certain issuers of structured products such as hybrid instruments may be deemed to be investment companies as defined in the 1940 Act. As a result, the High Yield Strategy Fund's, Inverse High Yield Strategy Fund's, and Commodities Strategy Fund's investments in these products may be subject to limits applicable to investments in investment companies and may be subject to restrictions contained in the 1940 Act.

STRUCTURED  NOTES.  The High Yield Strategy,  Inverse High Yield  Strategy,  and
Commodities Strategy Funds may invest in structured notes, which are debt obligations that also contain an embedded derivative component with characteristics that adjust the obligation's risk/return profile. Generally, the performance of a structured note will track that of the underlying debt obligation and the derivative embedded within it. In particular, the High Yield Strategy Fund and Inverse High Yield Strategy Fund will invest in structured notes that are collateralized by one or more credit default swaps on corporate credits. The Funds have the right to receive periodic interest payments from the issuer of the structured notes at an agreed-upon interest rate and a return of the principal at the maturity date.

Structured notes are typically privately negotiated transactions between two or more parties. A Fund bears the risk that the issuer of the structured note will default or become bankrupt. A Fund bears the risk of the loss of its principal investment and periodic interest payments expected to be received for the duration of its investment in the structured notes.

In the case of structured notes on credit default swaps a Fund is also subject to the credit risk of the corporate credits underlying the credit default swaps. If one of the underlying corporate credits defaults, a Fund may receive the security that has defaulted, or alternatively a cash settlement may occur, and the Fund's principal investment in the structured note would be reduced by the corresponding face value of the defaulted security.

The market for structured notes may be, or suddenly can become, illiquid. The other parties to the transaction may be the only investors with sufficient understanding of the derivative to be interested in bidding for it. Changes in liquidity may result in significant, rapid, and unpredictable changes in the prices for structured notes. In certain cases, a market price for a credit-linked security may not be available. The collateral for a structured note may be one or more credit default swaps, which are subject to additional risks. See "Swap Agreements" for a description of additional risks associated with credit default swaps.

ILLIQUID SECURITIES

While none of the Funds anticipates doing so, each Fund may purchase illiquid securities, including securities that are not readily marketable and securities that are not registered ("restricted securities") under the Securities Act of 1933, as amended (the "1933 Act"), but which can be offered and sold to "qualified institutional buyers" under Rule 144A under the 1933 Act. A Fund will not invest more than 15% (10% with respect to the Money Market Fund) of the Fund's net assets in illiquid securities. If the percentage of a Fund's net assets invested in illiquid securities exceeds 15% (10% for the Money Market
Fund) due to market activity, the Fund will take appropriate measures to reduce its holdings of illiquid securities. Each Fund will adhere to a more restrictive limitation on the Fund's investment in illiquid securities as required by the securities laws of those jurisdictions where shares of the Fund are registered for sale. The term "illiquid securities" for this purpose means securities that cannot be disposed of within seven days in the ordinary course of business at approximately the amount at which the Fund has valued the securities. Under the current SEC guidelines, illiquid securities also are considered to include, among other securities, purchased OTC options, certain cover for OTC options, repurchase agreements with maturities in excess of seven days, and certain securities whose disposition is restricted under the federal securities laws. A Fund may not be able to sell illiquid securities when the Advisor considers it desirable to do so or may have to sell such securities at a price that is lower than the price that could be obtained if the securities were more liquid. In addition, the sale of illiquid securities also may require more time and may result in higher dealer discounts and other selling expenses than does the sale of securities that are not illiquid. Illiquid securities also may be more difficult to value due to the unavailability of reliable market quotations for such securities, and investment in illiquid securities may have an adverse impact on NAV.

Institutional markets for restricted securities have developed as a result of the promulgation of Rule 144A under the 1933 Act, which provides a "safe harbor" from 1933 Act registration requirements for qualifying sales to institutional investors. When Rule 144A restricted securities present an attractive investment opportunity and meet other selection criteria, a Fund may make such investments whether or not such securities are "illiquid" depending on the market that exists for the particular security. The Board of Trustees of the Trust (the "Board") has delegated the responsibility for determining the liquidity of Rule 144A restricted securities that may be invested in by a Fund to the Advisor.

INVESTMENTS IN OTHER INVESTMENT COMPANIES

The Funds (other than the Government Long Bond 1.2x Strategy Fund, Inverse Government Long Bond Strategy Fund, and Money Market Fund) may invest in the securities of other investment companies to the extent that such an investment would be consistent with the requirements of Section 12(d)(1) of the 1940 Act, or any rule, regulation or order of the SEC. The Asset Allocation Funds will regularly invest up to 100% of their total assets in the Underlying Funds in a manner consistent with the provisions of the 1940 Act. Generally, a Fund may invest in the securities of another investment company (the "acquired company") provided that the Fund, immediately after such purchase or acquisition, does not own in the aggregate: (i) more than 3% of the total outstanding voting stock of the acquired company; (ii) securities issued by the acquired company having an aggregate value in excess of 5% of the value of the total assets of the Fund; or
(iii) securities issued by the acquired company and all other investment companies (other than Treasury stock of the Fund) having an aggregate value in excess of 10% of the value of the total assets of the Fund. A Fund may also invest in the securities of other investment companies if such securities are the only investment securities held by the Fund. A Fund will only make such investments in conformity with the requirements of Section 817 of the Code. The Government Long Bond 1.2x Strategy Fund, Inverse Government Long Bond Strategy Fund, and Money Market Fund may invest in the securities of other investment companies only as part of a merger, reorganization, or acquisition, subject to the provisions of the 1940 Act.

If a Fund invests in, and thus, is a shareholder of, another investment company, the Fund's shareholders will indirectly bear the Fund's proportionate share of the fees and expenses paid by such other investment company, including advisory fees, in addition to both the management fees payable directly by the Fund to the Fund's own investment adviser and the other expenses that the Fund bears directly in connection with the Fund's own operations.

Investment companies may include index-based investments, such as exchange-traded funds ("ETFs"), that hold substantially all of their assets in securities representing a specific index. Accordingly, the main risk of investing in ETFs is the same as investing in a portfolio of equity securities comprising the index. The market prices of index-based investments will fluctuate in accordance with both changes in the market value of their underlying portfolio securities and due to supply and demand for the instruments on the exchanges on which they are traded (which may result in their trading at a discount or premium to their NAVs). Index-based investments may not replicate exactly the performance of their specific index because of transaction costs and because of the temporary unavailability of certain component securities of the index. The Trust has entered into agreements with several ETFs that permit, pursuant to an SEC order, certain Funds, as determined by the Advisor, to purchase shares of those ETFs beyond the Section 12(d)(1) limits described above.

LENDING OF PORTFOLIO SECURITIES

Each Fund may lend portfolio securities to brokers, dealers and other financial organizations that meet capital and other credit requirements or other criteria established by the Funds' Board. These loans, if and when made, may not exceed 33 1/3% of the total asset value of the Fund (including the loan collateral), except that the Money Market Fund may not lend more than 10% of its total assets. No Fund will lend portfolio securities to the Advisor or its affiliates unless it has applied for and received specific authority to do so from the SEC. Loans of portfolio securities will be fully collateralized by cash, letters of credit or U.S. Government securities, and the collateral will be maintained in an amount equal to at least 100% of the current market value of the loaned securities by marking to market daily. Any gain or loss in the market price of the securities loaned that might occur during the term of the loan would be for the account of the Fund. The Fund may pay a part of the interest earned from the investment of collateral, or other fee, to an unaffiliated third party for acting as the Fund's securities lending agent. By lending its securities, a Fund may increase its income by receiving payments from the borrower that reflect the amount of any interest or any dividends payable on the loaned securities as well as by either investing cash collateral received from the borrower in short-term instruments or obtaining a fee from the borrower when U.S. Government securities or letters of credit are used as collateral.

Each Fund will adhere to the following conditions whenever its portfolio securities are loaned: (i) the Fund must receive at least 100% cash collateral or equivalent securities of the type discussed in the preceding paragraph from the borrower; (ii) the borrower must increase such collateral whenever the market value of the securities rises above the level of such collateral; (iii) the Fund must be able to terminate the loan on demand; (iv) the Fund must receive reasonable interest on the loan, as well as any dividends, interest or other distributions on the loaned securities and any increase in market value;
(v) the Fund may pay only reasonable fees in connection with the loan (which fees may include fees payable to the lending agent, the borrower, the Fund's administrator and the custodian); and (vi) voting rights on the loaned securities may pass to the borrower, provided, however, that if a material event adversely affecting the investment occurs, the Fund must terminate the loan and regain the right to vote the securities. The Board has adopted procedures reasonably designed to ensure that the foregoing criteria will be met. Loan agreements involve certain risks in the event of default or insolvency of the borrower, including possible delays or restrictions upon a Fund's ability to recover the loaned securities or dispose of the collateral for the loan, which could give rise to loss because of adverse market action, expenses and/or delays in connection with the disposition of the underlying securities.

POOLED INVESTMENT VEHICLES

The Commodities Strategy Fund may invest in the securities of pooled vehicles that are not investment companies. These pooled vehicles typically hold commodities, such as gold or oil, currency, or other property that is itself not a security. If the Commodities Strategy Fund invests in, and thus, is a shareholder of, a pooled vehicle, the Commodities Strategy Fund's shareholders will indirectly bear the Commodities Strategy Fund's proportionate share of the fees and expenses paid by the pooled vehicle, including any applicable advisory fees, in addition to both the management fees payable directly by the Commodities Strategy Fund to the Commodities Strategy Fund's own investment adviser and the other expenses that the Commodities Strategy Fund bears directly in connection with the Commodities Strategy Fund's own operations.

PORTFOLIO TURNOVER

As discussed in the Funds' Prospectuses, the Trust anticipates that investors in the Funds, other than the Multi-Cap Core Equity Fund, Sector Rotation Fund, Absolute Return Strategies Fund, Commodities Strategy Fund, Hedged Equity Fund, and Asset Allocation Funds, will frequently purchase and/or redeem shares of the Funds as part of an asset allocation investment strategy. The nature of the Funds as asset allocation tools will cause the Funds to experience substantial portfolio turnover. See "Purchasing and Redeeming Shares" and "Financial Highlights" in the Funds' Prospectuses. Because each Fund's portfolio turnover rate to a great extent will depend on the purchase, redemption, and exchange activity of the Fund's investors, it is very difficult to estimate what the Fund's actual turnover rate will be in the future. However, the Trust expects that the portfolio turnover experienced by the Funds, except for the Multi-Cap Core Equity Fund, Sector Rotation Fund, Absolute Return Strategies Fund, Commodities Strategy Fund, Hedged Equity Fund, and Asset Allocation Funds, will be substantial.

In general, the Advisor manages the Multi-Cap Core Equity Fund, Sector Rotation Fund, Absolute Return Strategies Fund, Commodities Strategy Fund, Hedged Equity Fund, and Asset Allocation Funds without regard to restrictions on portfolio turnover. The use of certain derivative instruments with relatively short maturities are excluded from the calculation of portfolio turnover. Nevertheless, the use of futures contracts will ordinarily involve the payment of commissions to futures commission merchants. To the extent that the Multi-Cap Core Equity Fund, Sector Rotation Fund, Absolute Return Strategies Fund, Commodities Strategy Fund, Hedged Equity Fund, and Asset Allocation Funds use derivatives, they will be short-term derivative instruments. As a result, the Funds' reported portfolio turnover may be low despite relatively high portfolio activity which would inturn involve correspondingly greater expenses to the Funds, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestments in other securities. The higher the rate of portfolio turnover of the Multi-Cap Core Equity Fund, Sector Rotation Fund, Absolute Return Strategies Fund, Commodities Strategy Fund, Hedged Equity Fund, and Asset Allocation Funds, the higher these transaction costs borne by the Funds and their long-term shareholders generally will be. Such sales may result in the realization of taxable capital gains (including short-term capital gains are generally taxed to shareholders at ordinary income tax rates) for certain taxable shareholders.

"Portfolio Turnover Rate" is defined under the rules of the SEC as the lesser of the value of the securities purchased or of the securities sold, excluding all securities whose maturities at the time of acquisition were one-year or less, divided by the average monthly value of such securities owned during the year. Based on this definition, instruments with a remaining maturity of less than one-year are excluded from the calculation of the portfolio turnover rate. Instruments excluded from the calculation of portfolio turnover generally would include the futures contracts and option contracts in which the Funds invest since such contracts generally have a remaining maturity of less than one-year.

REAL ESTATE INVESTMENT TRUSTS ("REITS")

The Real Estate Fund will invest a majority of its assets in REITs. A REIT is a corporation or business trust (that would otherwise be taxed as a corporation) which meets the definitional requirements of the Code. The Code permits a qualifying REIT to deduct from taxable income the dividends paid, thereby effectively eliminating corporate level federal income tax and making the REIT a pass-through vehicle for federal income tax purposes. To meet the definitional requirements of the Code, a REIT must, among other things: invest substantially all of its assets in interests in real estate (including mortgages and other REITs), cash and government securities; derive most of its income from rents from real property or interest on loans secured by mortgages on real property; and distribute annually 95% or more of its otherwise taxable income to shareholders.

REITs are sometimes informally characterized as Equity REITs and Mortgage REITs. An Equity REIT invests primarily in the fee ownership or leasehold ownership of land and buildings; a Mortgage REIT invests primarily in mortgages on real property, which may secure construction, development or long-term loans.

REITs in which the Fund invests may be affected by changes in underlying real estate values, which may have an exaggerated effect to the extent that REITs in which the Fund invests may concentrate investments in particular geographic regions or property types. Additionally, rising interest rates may cause investors in REITs to demand a higher annual yield from future distributions, which may in turn decrease market prices for equity securities issued by REITs. Rising interest rates also generally increase the costs of obtaining financing, which could cause the value of the Fund's investments to decline. During periods of declining interest rates, certain Mortgage REITs may hold mortgages that the mortgagors elect to prepay, which prepayment may diminish the yield on securities issued by such Mortgage REITs. In addition, Mortgage REITs may be affected by the ability of borrowers to repay when due the debt extended by the REIT and Equity REITs may be affected by the ability of tenants to pay rent.

Certain REITs have relatively small market capitalization, which may tend to increase the volatility of the market price of securities issued by such REITs. Furthermore, REITs are dependent upon specialized management skills, have limited diversification and are, therefore, subject to risks inherent in operating and financing a limited number of projects. By investing in REITs indirectly through the Fund, a shareholder will bear not only his proportionate share of the expenses of the Fund, but also, indirectly, similar expenses of the REITs. REITs depend generally on their ability to generate cash flow to make distributions to shareholders.

In addition to these risks, Equity REITs may be affected by changes in the value of the underlying property owned by the trusts, while Mortgage REITs may be affected by the quality of any credit extended. Further, Equity and Mortgage REITs are dependent upon management skills and generally may not be diversified. Equity and Mortgage REITs are also subject to heavy cash flow dependency defaults by borrowers and self-liquidation. In addition, Equity and Mortgage REITs could possibly fail to qualify for tax-free pass-through of income under the Code or to maintain their exemptions from registration under the 1940 Act. The above factors may also adversely affect a borrower's or a lessee's ability to meet its obligations to the REIT. In the event of default by a borrower or lessee, the REIT may experience delays in enforcing its rights as a mortgagee or lessor and may incur substantial costs associated with protecting its investments.

REAL ESTATE SECURITIES

The Real Estate Fund may be subject to the risks associated with the direct ownership of real estate because of its policy of concentration in the securities of companies principally engaged in the real estate industry. For example, real estate values may fluctuate as a result of general and local economic conditions, overbuilding and increased competition, increases in property taxes and operating expenses, demographic trends and variations in rental income, changes in zoning laws, casualty or condemnation losses, regulatory limitations on rents, changes in neighborhood values, related party risks, changes in how appealing properties are to tenants, changes in interest rates and other real estate capital market influences. The value of securities of companies which service the real estate business sector may also be affected by such risks.

REPURCHASE AGREEMENTS

Each of the Funds may enter into repurchase agreements with financial institutions. The Funds each follow certain procedures designed to minimize the risks inherent in such agreements. These procedures include effecting repurchase transactions only with large, well-capitalized and well-established financial institutions whose condition will be continually monitored by the Advisor. In addition, the value of the collateral underlying the repurchase agreement will always be at least equal to the repurchase price, including any accrued interest earned on the repurchase agreement. In the event of a default or bankruptcy by a selling financial institution, a Fund will seek to liquidate such collateral. However, the exercising of each Fund's right to liquidate such collateral could involve certain costs or delays and, to the extent that proceeds from any sale upon a default of the obligation to repurchase were less than the repurchase price, the Fund could suffer a loss. It is the current policy of each of the Funds, other than the Money Market Fund, not to invest in repurchase agreements that do not mature within seven days if any such investment, together with any other illiquid assets held by the Fund, amounts to more than 15% (10% with respect to the Money Market Fund) of the Fund's net assets. The investments of each of the Funds in repurchase agreements, at times, may be substantial when, in the view of the Advisor, liquidity or other considerations so warrant.

REVERSE REPURCHASE AGREEMENTS

The Domestic Equity Funds, Domestic Equity-Style Funds, High Yield Strategy Fund, Inverse High Yield Strategy Fund, Alternative Investment Funds (except the Real Estate Fund), Asset Allocation Funds, and Money Market Fund may use reverse repurchase agreements as part of a Fund's investment strategy. Reverse repurchase agreements involve sales by a Fund of portfolio assets concurrently with an agreement by the Fund to repurchase the same assets at a later date at a fixed price. Generally, the effect of such a transaction is that the Fund can recover all or most of the cash invested in the portfolio securities involved during the term of the reverse repurchase agreement, while the Fund will be able to keep the interest income associated with those portfolio securities. Such transactions are advantageous only if the interest cost to the Fund of the reverse repurchase transaction is less than the cost of obtaining the cash otherwise. Opportunities to achieve this advantage may not always be available, and the Funds intend to use the reverse repurchase technique only when it will be advantageous to the Funds. Each Fund will establish a segregated account with the Trust's custodian bank in which the Fund will maintain cash or cash equivalents or other portfolio securities equal in value to the Fund's obligations in respect of reverse repurchase agreements.

SHORT SALES

The Inverse Mid-Cap Strategy Fund, Inverse OTC Strategy Fund, Inverse Russell 2000(R) Strategy Fund, Inverse S&P 500 Strategy Fund, Inverse Government Long Bond Strategy Fund, Inverse High Yield Strategy Fund, Absolute Return Strategies Fund, Hedged Equity Fund, and Weakening Dollar 2x Strategy Fund will regularly engage in short sales transactions under which a Fund sells a security it does not own. The Domestic Equity-Style Funds, Sector Funds, International Equity Funds, High Yield Strategy Fund, and the remaining Domestic Equity Funds and Alternative Investment Funds may also engage in short sales transactions under which a Fund sells a security it does not own. To complete such a transaction, a Fund must borrow or otherwise obtain the security to make delivery to the buyer. The Fund then is obligated to replace the security borrowed by purchasing the security at the market price at the time of replacement. The price at such time may be more or less than the price at which the security was sold by the Fund.
Until the security is replaced, the Fund is required to pay to the lender amounts equal to any dividends or interest, which accrue during the period of the loan. To borrow the security, the Fund also may be required to pay a premium, which would increase the cost of the security sold. The Fund may also use repurchase agreements to satisfy delivery obligations in short sales transactions. The proceeds of the short sale will be retained by the broker, to the extent necessary to meet the margin requirements, until the short position is closed out.

Until a Fund closes its short position or replaces the borrowed security, the Fund will: (a) maintain a segregated account containing cash or liquid securities at such a level that (i) the amount deposited in the account plus the amount deposited with the broker as collateral will equal the current value of the security sold short and (ii) the amount deposited in the segregated account plus the amount deposited with the broker as collateral will not be less than the market value of the security at the time the security was sold short; or (b) otherwise cover the Fund's short position. Each of the Funds may use up to 100% of its portfolio to engage in short sales transactions and collateralize its open short positions.

SWAP AGREEMENTS

The Funds may enter into swap agreements, including, but not limited to, total return swaps, index swaps, interest rate swaps, and credit default swaps. A Fund may utilize swap agreements in an attempt to gain exposure to the securities in a market without actually purchasing those securities, or to hedge a position. Swap agreements are two-party contracts entered into primarily by institutional investors for periods ranging from a day to more than one year. In a standard "swap" transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments. The gross returns to be exchanged or "swapped" between the parties are calculated with respect to a "notional amount," I.E., the return on or increase in value of a particular dollar amount invested in a "basket" of securities representing a particular index.

Forms of swap agreements include interest rate caps, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or "cap," interest rate floors, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates fall below a specified level, or "floor;" and interest rate dollars, under which a party sells a cap and purchases a floor or vice versa in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels.

Another form of swap agreement is a credit default swap. The Inverse High Yield Strategy Fund will primarily employ credit default swaps in order to obtain inverse exposure to the high yield bond market. A credit default swap enables a Fund to buy or sell protection against a defined credit event of an issuer or a basket of securities. Generally, the seller of credit protection against an issuer or basket of securities receives a periodic payment to compensate against potential default events. If a default event occurs, the seller must pay the buyer the full notional value of the reference obligation in exchange for the reference obligation. If no default occurs, the counterparty will pay the stream of payments and have no further obligations to the Fund selling the credit protection.

In contrast, the buyer of a credit default swap would have the right to deliver a referenced debt obligation and receive the par (or other agreed-upon) value of such debt obligation from the counterparty in the event of a default or other credit event (such as a credit downgrade) by the reference issuer, such as a U.S. or foreign corporation, with respect to its debt obligations. In return, the buyer of the credit protection would pay the counterparty a periodic stream of payments over the term of the contract provided that no event of default has occurred. If no default occurs, the counterparty would keep the stream of payments and would have no further obligations to the Fund purchasing the credit protection. The Inverse High Yield Strategy Fund expects to buy credit default swaps with multiple reference issuers, in which case, payments and settlements in respect of any defaulting reference issuer would typically be dealt with separately from the other reference issuers.

The High Yield Strategy Fund, Inverse High Yield Strategy Fund and Absolute Return Strategies Fund may enhance income by selling credit protection or attempt to mitigate credit risk by buying protection. The High Yield Strategy Fund is usually a net seller of credit default swaps and the Inverse High Yield Strategy Fund is usually a net buyer of credit default swaps, but each Fund may buy or sell credit default swaps. Credit default swaps could result in losses if the creditworthiness of an issuer or a basket of securities is not accurately evaluated.

Most swap agreements (but generally not credit default swaps) entered into by the Funds calculate the obligations of the parties to the agreement on a "net basis." Consequently, a Fund's current obligations (or rights) under a swap agreement will generally be equal only to the net amount to be paid or received under the agreement based on the relative values of the positions held by each party to the agreement (the "net amount"). Other swap agreements, such as credit default swaps may require initial premium (discount) payments as well as periodic payments (receipts) related to the interest leg of the swap or to the default of a reference obligation.

A Fund's current obligations under a swap agreement will be accrued daily (offset against any amounts owing to the Fund) and any accrued but unpaid net amounts owed to a swap counterparty will be covered by segregating assets determined to be liquid. Obligations under swap agreements so covered will not be construed to be "senior securities" for purposes of a Fund's investment restriction concerning senior securities. Because they are two party contracts and because they may have terms of greater than seven days, swap agreements may be considered to be illiquid for a Fund's illiquid investment limitations. A Fund will not enter into any swap agreement unless the Advisor believes that the other party to the transaction is creditworthy. A Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty, or in the case of a credit default swap in which the High Yield Strategy Fund, Inverse High Yield Strategy Fund or Absolute Return Strategies Fund is selling credit protection, the default of a third party issuer.

Each Fund may enter into swap agreements to invest in a market without owning or taking physical custody of the underlying securities in circumstances in which direct investment is restricted for legal reasons or is otherwise impracticable. The counterparty to any swap agreement will typically be a bank, investment banking firm or broker/dealer. The counterparty will generally agree to pay a Fund the amount, if any, by which the notional amount of the swap agreement would have increased in value had it been invested in the particular stocks, plus the dividends that would have been received on those stocks. The Fund will agree to pay to the counterparty a floating rate of interest on the notional amount of the swap agreement plus the amount, if any, by which the notional amount would have decreased in value had it been invested in such stocks. Therefore, the return to a Fund on any swap agreement should be the gain or loss on the notional amount plus dividends on the stocks less the interest paid by the Fund on the notional amount. Other swap agreements, such as credit default swaps, may require initial premium (discount) payments as well as periodic payments (receipts) related to the interest leg of the swap or the default of a reference obligation.

Swap agreements typically are settled on a net basis (but generally not credit default swaps), which means that the two payment streams are netted out, with a Fund receiving or paying, as the case may be, only the net amount of the two payments. Payments may be made at the conclusion of a swap agreement or periodically during its term. Other swap agreements, such as credit default swaps, may require initial premium (discount) payments as well as periodic payments (receipts) related to the interest leg of the swap or to the default of a reference obligation. A Fund will earmark and reserve assets necessary to meet any accrued payment obligations when it is the buyer of a credit default swap. In cases where a Fund is the seller of a credit default swap, if the credit default swap provides for physical settlement, the Fund will be required to earmark and reserve the full notional amount of the credit default swap.

Swap agreements do not involve the delivery of securities or other underlying assets. Accordingly, the risk of loss with respect to swap agreements is limited to the net amount of payments that a Fund is contractually obligated to make. If a swap counterparty defaults, a Fund's risk of loss consists of the net amount of payments that such Fund is contractually entitled to receive, if any. The net amount of the excess, if any, of a

Fund's obligations over its entitlements with respect to each equity swap will be accrued on a daily basis and an amount of cash or liquid assets, having an aggregate NAV at least equal to such accrued excess will be maintained in a segregated account by a Fund's custodian. Inasmuch as these transactions are entered into for hedging purposes or are offset by segregated cash of liquid assets, as permitted by applicable law, the Funds and their Advisor believe that these transactions do not constitute senior securities under the 1940 Act and, accordingly, will not treat them as being subject to a Fund's borrowing restrictions.

The swap market has grown substantially in recent years with a large number of banks and investment banking firms acting both as principals and as agents utilizing standardized swap documentation. As a result, the swap market has become relatively liquid in comparison with the markets for other similar instruments, which are traded in the over-the-counter market. The Advisor, under the supervision of the Board, is responsible for determining and monitoring the liquidity of Fund transactions in swap agreements.

The use of swap agreements, including credit default swaps, is a highly specialized activity which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. If a counterparty's creditworthiness declines, the value of the swap would likely decline. Moreover, there is no guarantee that a Fund could eliminate its exposure under an outstanding swap agreement by entering into an offsetting swap agreement with the same or another party.

TRACKING  ERROR

The following factors may affect the ability of the Domestic Equity Funds (except for the Multi-Cap Core Equity Fund and Sector Rotation Fund), Domestic Equity-Style Funds, International Equity Funds, Government Long Bond 1.2x Strategy Fund, Inverse Government Long Bond Strategy Fund, Commodities Strategy Fund, Strengthening Dollar 2x Strategy Fund, and Weakening Dollar 2x Strategy Fund to achieve correlation with the performance of their respective benchmarks:
(1) Fund expenses, including brokerage (which may be increased by high portfolio turnover); (2) fluctuations in currency exchange rates; (3) a Fund holding less than all of the securities in the benchmark and/or securities not included in the benchmark being held by a Fund; (4) an imperfect correlation between the performance of instruments held by a Fund, such as futures contracts and options, and the performance of the underlying securities in the market; (5) bid-ask spreads (the effect of which may be increased by portfolio turnover);
(6) a Fund holding instruments traded in a market that has become illiquid or disrupted; (7) Fund share prices being rounded to the nearest cent; (8) changes to the index underlying a benchmark that are not disseminated in advance; (9) the need to conform a Fund's portfolio holdings to comply with investment restrictions or policies or regulatory or tax law requirements; (10) the time difference between the close of the International Equity Funds' respective benchmark and the time the International Equity Funds price their shares at the close of the New York Stock Exchange ("NYSE"); or (11) market movements that run counter to a leveraged Fund's investments. Market movements that run counter to a leveraged Fund's investments will cause some divergence between the Fund and its benchmark over time due to the mathematical effects of leveraging. The magnitude of the divergence is dependent upon the magnitude of the market movement, its duration, and the degree to which the Fund is leveraged. The tracking error of a leveraged Fund is generally small during a well-defined up trend or downtrend in the market when measured from price peak to price peak, absent a market decline and subsequent recovery, however, the deviation of the Fund from its benchmark may be significant. As a result of fair value pricing, the day-to-day correlation of the International Equity Funds' performance may tend to vary from the closing performance of the International Equity Funds' respective benchmarks. However, all of the Domestic Equity Funds' (except for the Multi-Cap Core Equity Fund and Sector Rotation Fund), Domestic Equity-Style Funds', International Equity Funds', Government Long Bond 1.2x Strategy Fund's, Inverse Government Long Bond Strategy Fund's, Commodities Strategy Fund's, Strengthening Dollar 2x Strategy Fund's, and Weakening Dollar 2x Strategy Fund's performance attempts to correlate highly with the movement in their respective benchmarks over time.

U.S. GOVERNMENT SECURITIES

The Government Long Bond 1.2x Strategy Fund invests primarily in U.S. Government securities, and each of the other Funds may invest in U.S. Government securities. The Inverse Government Long Bond Strategy Fund, High Yield Strategy Fund, Inverse High Yield Strategy Fund, Commodities Strategy Fund, Strengthening Dollar 2x Strategy Fund, and Weakening Dollar 2x Strategy Fund may enter into short transactions in U.S. Government securities. Securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities include U.S. Treasury securities, which are backed by the full faith and credit of the U.S. Treasury and which differ only in their interest rates, maturities, and times of issuance. U.S. Treasury bills have initial maturities of one-year or less; U.S. Treasury notes have initial maturities of one to ten years; and U.S. Treasury bonds generally have initial maturities of greater than ten years. Certain U.S. Government securities are issued or guaranteed by agencies or instrumentalities of the U.S. Government including, but not limited to, obligations of U.S. Government agencies or instrumentalities such as Fannie Mae, the Government National Mortgage Association, the Small Business Administration, the Federal Farm Credit Administration, the Federal Home Loan Banks, Banks for Cooperatives (including the Central Bank for Cooperatives), the Federal Land Banks, the Federal Intermediate Credit Banks, the Tennessee Valley Authority, the Export-Import Bank of the United States, the Commodity Credit Corporation, the Federal Financing Bank, the Student Loan Marketing Association, the National Credit Union Administration and the Federal Agricultural Mortgage Corporation (Farmer Mac).

Some obligations issued or guaranteed by U.S. Government agencies and instrumentalities, including, for example, Government National Mortgage Association pass-through certificates, are supported by the full faith and credit of the U.S. Treasury. Other obligations issued by or guaranteed by federal agencies, such as those securities issued by Fannie Mae, are supported by the discretionary authority of the U.S. Government to purchase certain obligations of the federal agency, while other obligations issued by or guaranteed by federal agencies, such as those of the Federal Home Loan Banks, are supported by the right of the issuer to borrow from the U.S. Treasury, while the U.S. Government provides financial support to such U.S. Government-sponsored federal agencies, no assurance can be given that the U.S. Government will always do so, since the U.S. Government is not so obligated by law. U.S. Treasury notes and bonds typically pay coupon interest semi-annually and repay the principal at maturity. The Government Long Bond 1.2x Strategy Fund will invest in such U.S. Government securities only when the Advisor is satisfied that the credit risk with respect to the issuer is minimal.

WHEN-ISSUED AND DELAYED-DELIVERY SECURITIES

Each Fund, from time to time, in the ordinary course of business, may purchase securities on a when-issued or delayed-delivery basis (I.E., delivery and payment can take place between a month and 120 days after the date of the transaction). These securities are subject to market fluctuation and no interest accrues to the purchaser during this period. At the time a Fund makes the commitment to purchase securities on a when-issued or delayed-delivery basis, the Fund will record the transaction and thereafter reflect the value of the securities, each day, in determining the Fund's NAV. A Fund will not purchase securities on a when-issued or delayed-delivery basis if, as a result, more than 15% (10% with respect to the Money Market Fund) of the Fund's net assets would be so invested. At the time of delivery of the securities, the value of the securities may be more or less than the purchase price. The Fund will also establish a segregated account with the Fund's custodian bank in which the Fund will maintain cash or liquid securities equal to or greater in value than the Fund's purchase commitments for such when-issued or delayed-delivery securities. The Trust does not believe that a Fund's NAV or income will be adversely affected by the Fund's purchase of securities on a when-issued or delayed-delivery basis.

ZERO COUPON BONDS

The Fixed Income Funds, Absolute Return Strategies Fund, Hedged Equity Fund and Asset Allocation Funds may invest in U.S. Treasury zero-coupon bonds. These securities are U.S. Treasury bonds which have been stripped of their unmatured interest coupons, the coupons themselves, and receipts or certificates representing interests in such stripped debt obligations and coupons. Interest is not paid in cash during the term of these securities, but is accrued and paid at maturity. Such obligations have greater price volatility than coupon obligations and other normal interest-paying securities, and the value of zero coupon securities reacts more quickly to changes in interest rates than do coupon bonds. Since dividend income is accrued throughout the term of the zero coupon obligation, but is not actually received until maturity, the Fund may have to sell other securities to pay said accrued dividends prior to maturity of the zero coupon obligation. Unlike regular U.S. Treasury bonds which pay semi-annual interest, U.S. Treasury zero coupon bonds do not generate semi-annual coupon payments. Instead, zero coupon bonds are purchased at a substantial discount from the maturity value of such securities, the discount reflecting the current value of the deferred interest; this discount is amortized as interest income over the life of the security, and is taxable even though there is no cash return until maturity. Zero coupon U.S. Treasury issues originally were created by government bond dealers who bought U.S. Treasury bonds and issued receipts representing an ownership interest in the interest coupons or in the principal portion of the bonds. Subsequently, the U.S. Treasury began directly issuing zero coupon bonds with the introduction of "Separate Trading of Registered Interest and Principal of Securities" (or "STRIPS"). While zero coupon bonds eliminate the reinvestment risk of regular coupon issues, that is, the risk of subsequently investing the periodic interest payments at a lower rate than that of the security held, zero coupon bonds fluctuate much more sharply than regular coupon-bearing bonds. Thus, when interest rates rise, the value of zero coupon bonds will decrease to a greater extent than will the value of regular bonds having the same interest rate.

ADDITIONAL INFORMATION ABOUT THE SECTOR FUNDS

BANKING FUND

The Fund may invest in companies engaged in accepting deposits and making commercial and principally non-mortgage consumer loans. In addition, these companies may offer services such as merchant banking, consumer and commercial finance, discount brokerage, leasing and insurance. These companies may concentrate their operations within a specific part of the country rather than operating predominantly on a national or international scale.

BASIC MATERIALS FUND

The Fund may invest in companies engaged in the manufacture, mining, processing, or distribution of raw materials and intermediate goods used in the industrial sector. The Fund may invest in companies handling products such as chemicals, lumber, paper, copper, iron ore, nickel, steel, aluminum, textiles, cement, and gypsum. The Fund may also invest in the securities of mining, processing, transportation, and distribution companies, including equipment suppliers and railroads.

BIOTECHNOLOGY FUND

The Fund may invest in companies engaged in the research, development, sale, and manufacture of various biotechnological products, services and processes. These include companies involved with developing or experimental technologies such as generic engineering, hybridoma and recombinant DNA techniques and monoclonal antibodies. The Fund may also invest in companies that manufacture and/or distribute biotechnological and biomedical products, including devices and instruments, and that provide or benefit significantly from scientific and technological advances in biotechnology. Some biotechnology companies may provide processes or services instead of, or in addition to, products.

The description of the biotechnology sector may be interpreted broadly to include applications and developments in such areas as human health care (cancer, infectious disease, diagnostics and therapeutics); pharmaceuticals (new drug development and production); agricultural and veterinary applications (improved seed varieties, animal growth hormones); chemicals (enzymes, toxic waste treatment); medical/surgical (epidermal growth factor, in vivo imaging/therapeutics); and industry (biochips, fermentation, enhanced mineral recovery).

CONSUMER PRODUCTS FUND

The Fund may invest in companies engaged in the manufacture of goods to consumers, both domestically and internationally. The Fund may invest in companies that manufacture durable products such as furniture, major appliances, and personal computers. The Fund also may invest in companies that manufacture, wholesale or retail non-durable goods such as beverages, tobacco, health care products, household and personal care products, apparel, and entertainment products (I.E., books, magazines, TV, cable, movies, music, gaming, and sports). In addition, the Fund may invest in consumer products and services such as lodging, child care, convenience stores, and car rentals.

ELECTRONICS FUND

The Fund may invest in companies engaged in the design, manufacture, or sale of electronic components (semiconductors, connectors, printed circuit boards and other components); equipment vendors to electronic component manufacturers; electronic component distributors; and electronic instruments and electronic systems vendors. In addition, the Fund may invest in companies in the fields of defense electronics, medical electronics, consumer electronics, advanced manufacturing technologies (computer-aided design and computer-aided manufacturing ("CAD/CAM"), computer-aided engineering, and robotics), lasers and electro-optics, and other developing electronics technologies.

ENERGY FUND

The Fund may invest in companies in the energy field, including the conventional areas of oil, gas, electricity and coal, and alternative sources of energy such as nuclear, geothermal, oil shale and solar power. The business activities of companies in which the Fund may invest include production, generation, transmission, refining, marketing, control, distribution or measurement of energy or energy fuels such as petrochemicals; providing component parts or services to companies engaged in the above activities; energy research or experimentation; and environmental activities related to pollution control. Companies participating in new activities resulting from technological advances or research discoveries in the energy field may also be considered for this Fund.

ENERGY SERVICES FUND

The Fund may invest in companies in the energy services field, including those that provide services and equipment to the conventional areas of oil, gas, electricity and coal, and alternative sources of energy such as nuclear, geothermal, oil shale and solar power. The Fund may invest in companies involved in providing services and equipment for drilling processes such as offshore and onshore drilling, drill bits, drilling rig equipment, drilling string equipment, drilling fluids, tool joints and wireline logging. Many energy service companies are engaged in production and well maintenance, providing such products and services as packers, perforating equipment, pressure pumping, downhole equipment, valves, pumps, compression equipment, and well completion equipment and service. Certain companies supply energy providers with exploration technology such as seismic data, geological and geophysical services, and interpretation of this data. The Fund may also invest in companies with a variety of underwater well services, helicopter services, geothermal plant design or construction, electric and nuclear plant design or construction, energy related capital equipment, mining related equipment or services, and high technology companies serving these industries.

FINANCIAL SERVICES FUND

The Fund may invest in companies that are involved in the financial services sector, including commercial and investment banks, savings and loan associations, consumer and industrial finance companies, securities brokerage companies, real estate-related companies, leasing companies, and a variety of firms in all segments of the insurance industry such as multi-line, property and casualty, and life insurance.

The financial services sector is currently undergoing relatively rapid change as existing distinctions between financial service segments become less clear. For example, recent business combinations have included insurance, finance, and securities brokerage under single ownership. Some primarily retail corporations have expanded into securities and insurance industries. Moreover, the federal laws generally separating commercial and investment banking are currently being studied by Congress.

SEC regulations provide that the Fund may not invest more than 5% of its total assets in the securities of any one company that derives more than 15% of its revenues from brokerage or investment management activities. These companies, as well as those deriving more than 15% of profits from brokerage and investment management activities, will be considered to be "principally engaged" in this Fund's business activity. Rule 12d3-1 under the 1940 Act, allows investment portfolios such as this Fund, to invest in companies engaged in securities-related activities subject to certain conditions. Purchases of securities of a company that derived 15% or less of gross revenues during its most recent fiscal year from securities-related activities (I.E., broker/dealer, underwriting, or investment advisory activities) are subject only to the same percentage limitations as would apply to any other security the Fund may purchase. The Fund may purchase securities of an issuer that derived more than 15% of it gross revenues in its most recent fiscal year from securities-related activities, subject to the following conditions:

      a. the purchase cannot cause more than 5% of the Fund's total assets to be invested in securities of that issuer;

      b. for any equity security, the purchase cannot result in the Fund owning more than 5% of the issuer's outstanding securities in that class;

      c. for a debt security, the purchase cannot result in the fund owning more than 10% of the outstanding principal amount of the issuer's debt securities.

In  applying  the  gross  revenue  test,  an  issuer's  own   securities-related
activities must be combined with its ratable share of securities-related revenues from enterprises in which it owns a 20% or greater voting or equity interest. All of the above percentage limitations, as well as the issuer's gross revenue test, are applicable at the time of purchase. With respect to warrants, rights, and convertible securities, a determination of compliance with the above limitations shall be made as though such warrant, right, or conversion privilege had been exercised. The Fund will not be required to divest its holding of a particular issuer when circumstances subsequent to the purchase cause one of the above conditions to not be met. The purchase of a general partnership interest in a securities-related business is prohibited.

HEALTH CARE FUND

The Fund may invest in companies that are involved in the health care industry including companies engaged in the design, manufacture, or sale of products or services used for or in connection with health care or medicine. Companies in the health care sector may include pharmaceutical companies; firms that design, manufacture, sell, or supply medical, dental, and optical products, hardware or services; companies involved in biotechnology, medical diagnostic, and biochemical research and development, as well as companies involved in the operation of health care facilities.

INTERNET FUND

The Fund may invest in companies that are involved in the Internet sector including companies which the Advisor believes should benefit from the commercialization of technological advances, although they may not be directly involved in research and development. Such companies may provide information or entertainment services over the Internet; sell or distribute goods and services over the Internet; provide infrastructure systems or otherwise provide hardware or software which impacts Internet commerce; or provide Internet access to consumers and businesses.

LEISURE FUND

The Fund may invest in companies engaged in the design, production, or distribution of goods or services in the leisure industries including television and radio broadcasting or manufacturing (including cable television); motion pictures and photography; recordings and musical instruments; publishing, including newspapers and magazines; sporting goods and camping and recreational equipment; and sports arenas. Other goods and services may include toys and games (including video and other electronic games), amusement and theme parks, travel and travel-related services, hotels and motels, leisure apparel or footwear, tobacco products, and gaming casinos.

PRECIOUS METALS FUND

The Fund may invest in the equity securities of U.S. and foreign companies that are involved in the precious metals sector ("Precious Metals Companies"). Precious Metals Companies include precious metals manufacturers; distributors of precious metals products, such as jewelry, metal foil or bullion; mining and geological exploration companies; and companies which provide services to Precious Metals Companies.


RETAILING FUND

The Fund may invest in companies that are involved in the retailing sector including companies engaged in merchandising finished goods and services primarily to individual consumers. Companies in which the Fund may invest include general merchandise retailers, department stores, restaurant franchises, drug stores, motor vehicle and marine dealers, and any specialty retailers selling a single category of merchandise such as apparel, toys, jewelry, consumer electronics, or home improvement products. The Fund may also invest in companies engaged in selling goods and services through alternative means such as direct telephone marketing, mail order, membership warehouse clubs, computer, or video based electronic systems.

TECHNOLOGY FUND

The Fund may invest in companies that are involved in the technology sector including companies that the Advisor believes have, or will develop, products, processes or services that will provide or will benefit significantly from technological advances and improvements. These may include, for example, companies that develop, produce, or distribute products or services in the computer, semiconductor, electronics, communications, health care, and biotechnology sectors.

TELECOMMUNICATIONS FUND

The Fund may invest in companies that are involved in the telecommunications sector including companies engaged in the development, manufacture, or sale of communications services and/or equipment. Companies in the telecommunications field offer a variety of services and products, including local and long-distance telephone service; cellular, paging, local and wide-area product networks; satellite, microwave and cable television; Internet access; and equipment used to provide these products and services. Long-distance telephone companies may also have interests in developing technologies, such as fiber optics and data transmission. Certain types of companies in which the Fund may invest are engaged in fierce competition for a share of the market for goods or services such as private and local area networks, or are engaged in the sale of telephone set equipment.

TRANSPORTATION FUND

The Fund may invest in companies that are involved in the transportation sector, including companies engaged in providing transportation services or companies engaged in the design, manufacture, distribution, or sale of transportation equipment. Transportation services may include companies involved in the movement of freight and/or people such as airline, railroad, ship, truck, and bus companies. Other service companies include those that provide leasing and maintenance for automobiles, trucks, containers, rail cars, and planes. Equipment manufacturers include makers of trucks, automobiles, planes, containers, rail cars, or any other mode of transportation and their related products. In addition, the Fund may invest in companies that sell fuel-saving devices to the transportation industries and those that sell insurance and software developed primarily for transportation companies.

UTILITIES FUND

The Fund will invest primarily in companies in the public utilities industry and companies deriving a majority of their revenues from their public utility operations as described in the Fund's Prospectuses. Such companies may include companies involved in the manufacturing, production, generation, transmission, distribution or sales of gas or electric energy; water supply, waste and sewage disposal; and companies involved in the public communication field, including telephone, telegraph, satellite, microwave and other public communication facilities.

DESCRIPTION OF THE MONEY MARKET FUND

The Money Market Fund seeks to provide security of principal, high current income, and liquidity. The Money Market Fund invests primarily in money market instruments issued or guaranteed as to principal and interest by the U.S. Government, its agencies or instrumentalities, and may invest any remaining assets in receipts and enter into repurchase agreements fully collateralized by U.S. Government securities.

The Money Market Fund is governed by SEC rules that impose certain liquidity, maturity and diversification requirements. The Money Market Fund's assets are valued using the amortized cost method, which enables the Money Market Fund to maintain a stable NAV. All securities purchased by the Money Market Fund must have remaining maturities of 397 days or less. Although the Money Market Fund is managed to maintain a stable price per share of $1.00, there is no guarantee that the price will be constantly maintained.

INVESTMENT RESTRICTIONS

FUNDAMENTAL POLICIES

The following investment limitations are fundamental policies of the Funds, and cannot be changed with respect to a Fund without the consent of the holders of a majority of that Fund's outstanding shares. The term "majority of the outstanding shares" means the vote of (i) 67% or more of a Fund's shares present at a meeting, if more than 50% of the outstanding shares of that Fund are present or represented by proxy, or (ii) more than 50% of that Fund's outstanding shares, whichever is less.

FUNDAMENTAL POLICIES OF THE DOMESTIC EQUITY FUNDS (EXCEPT THE INVERSE OTC STRATEGY FUND, INVERSE S&P 500 STRATEGY FUND, NOVA FUND AND OTC FUND), DOMESTIC EQUITY-STYLE FUNDS, SECTOR FUNDS (EXCEPT FOR THE PRECIOUS METALS FUND), INTERNATIONAL EQUITY FUNDS, HIGH YIELD STRATEGY FUND, INVERSE HIGH YIELD STRATEGY FUND, ALTERNATIVE INVESTMENT FUNDS, AND ASSET ALLOCATION FUNDS

Each Fund shall not:

1. Borrow money in an amount exceeding 33 1/3% of the value of its total assets, provided that, for purposes of this limitation, investment strategies which either obligate the Fund to purchase securities or require that Fund to segregate assets are not considered to be borrowing. Asset coverage of at least 300% is required for all borrowing, except where the Fund has borrowed money for temporary purposes in amounts not exceeding 5% of its total assets. The Fund will not purchase securities while its borrowing exceeds 5% of its total assets.

2. Make loans if, as a result, more than 33 1/3% of its total assets would be lent to other parties, except that the Fund may (i) purchase or hold debt instruments in accordance with its investment objective and policies; (ii) enter into repurchase agreements; and (iii) lend its securities.

3. Purchase or sell real estate, physical commodities, or commodities contracts, except that the Funds may purchase (i) marketable securities issued by companies which own or invest in real estate (including real estate investment trusts), commodities, or commodities contracts; and (ii) commodities contracts relating to financial instruments, such as financial futures contracts and options on such contracts.

4. Issue senior securities (as defined in the 1940 Act) except as permitted by rule, regulation or order of the SEC.

5. Act as an underwriter of securities of other issuers except as it may be deemed an underwriter in selling a portfolio security.

6. Invest in interests in oil, gas, or other mineral exploration or development programs and oil, gas or mineral leases, except that this restriction does not apply to the Commodities Strategy Fund.

7. Invest 25% or more of the value of the Fund's total assets in the securities of one or more issuers conducting their principal business activities in the same industry; except that, (i) to the extent the benchmark selected for a particular Domestic Equity Fund (except for the Multi-Cap Core Equity Fund and Sector Rotation Fund), Domestic Equity-Style Fund or Alternative Investment Fund (except for the Absolute Return Strategies, Hedged Equity Fund, and Real Estate Fund) is concentrated in a particular industry, the Fund will necessarily be concentrated in that industry; and (ii) a Sector Fund or the Real Estate Fund will be concentrated in an industry or group of industries within a sector. This limitation does not apply to investments or obligations of the U.S. Government or any of its agencies or instrumentalities, or shares of investment companies.

Each Asset Allocation Fund shall not:

8 With respect to 75% of the Fund's assets: (i) purchase securities of any issuer (except securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities and repurchase agreements involving such securities) if, as a result, more than 5% of the total assets of the Fund would be invested in the securities of such issuer; or (ii) acquire more than 10% of the outstanding voting securities of any one issuer.

FUNDAMENTAL POLICIES OF THE INVERSE OTC STRATEGY FUND, INVERSE S&P 500 STRATEGY FUND, NOVA FUND, OTC FUND, PRECIOUS METALS FUND, GOVERNMENT LONG BOND 1.2X STRATEGY FUND, INVERSE GOVERNMENT LONG BOND STRATEGY FUND AND MONEY MARKET FUND

Each Fund shall not:

9. Lend any security or make any other loan if, as a result, more than 33 1/3% of the value of the Fund's total assets would be lent to other parties, except: (i) through the purchase of a portion of an issue of debt securities in accordance with the Fund's investment objective, policies, and limitations; or (ii) by engaging in repurchase agreements with respect to portfolio securities; or (iii) through the loans of portfolio securities provided the borrower maintains collateral equal to at least 100% of the value of the borrowed security and marked-to-market daily.

10.   Underwrite securities of any other issuer.

11. Purchase, hold, or deal in real estate or oil and gas interests, although the Fund may purchase and sell securities that are secured by real estate or interests therein and may purchase mortgage-related securities and may hold and sell real estate acquired for the Fund as a result of the ownership of securities.

12. Issue any senior security (as such term is defined in Section 18(f) of the 1940 Act) (including the amount of senior securities issued but excluding liabilities and indebtedness not constituting senior securities), except that the Fund may issue senior securities in connection with transactions in options, futures, options on futures, and other similar investments, and except as otherwise permitted herein and in Investment Restriction Nos. 13, 15, 16, and 17, as applicable to the Fund.

13. Pledge, mortgage, or hypothecate the Fund's assets, except to the extent necessary to secure permitted borrowings and to the extent related to the deposit of assets in escrow in connection with: (i) the writing of covered put and call options; (ii) the purchase of securities on a forward-commitment or delayed-delivery basis; and (iii) collateral and initial or variation margin arrangements with respect to currency transactions, options, futures contracts, including those relating to indices, and options on futures contracts or indices.

14. Invest in commodities, except that a Fund may purchase and sell futures contracts, including those relating to securities, currencies, indices, and options on futures contracts or indices and currencies underlying or related to any such futures contracts, and purchase and sell currencies (and options thereon) or securities on a forward-commitment or delayed-delivery basis.

      14.1 THE PRECIOUS METALS FUND MAY (A) TRADE IN FUTURES CONTRACTS AND OPTIONS ON FUTURES CONTRACTS; OR (B) INVEST IN PRECIOUS METALS AND PRECIOUS MINERALS.

15. Invest 25% or more of the value of the Fund's total assets in the securities of one or more issuers conducting their principal business activities in the same industry (except that, to the extent the benchmark selected for a Fund is concentrated in a particular industry, the Fund will necessarily be concentrated in that industry). This limitation does not apply to investments or obligations of the U.S. Government or any of its agencies or instrumentalities, or shares of investment companies.

      15.1  THE PRECIOUS METALS FUND WILL INVEST 25% OR MORE OF THE VALUE OF ITS
            TOTAL   ASSETS   IN   SECURITIES   IN   THE    METALS-RELATED    AND
            MINERALS-RELATED INDUSTRIES.

16. Borrow money, except: (i) as a temporary measure for extraordinary or emergency purposes and then only in amounts not in excess of 5% of the value of the Fund's total assets from a bank; or (ii) in an amount up to one-third of the value of the Fund's total assets, including the amount borrowed, in order to meet redemption requests without immediately selling portfolio instruments. This provision is not for investment leverage but solely to facilitate management of the portfolio by enabling the Fund to meet redemption requests when the liquidation of portfolio instruments would be inconvenient or disadvantageous.

      16.1 THE NOVA FUND AND GOVERNMENT LONG BOND 1.2X STRATEGY FUND MAY BORROW MONEY, SUBJECT TO THE CONDITIONS OF PARAGRAPH 16, FOR THE PURPOSE OF INVESTMENT LEVERAGE.

      16.2 THE INVERSE GOVERNMENT LONG BOND STRATEGY FUND MAY BORROW MONEY, SUBJECT TO THE CONDITIONS OF PARAGRAPH 16, BUT SHALL NOT MAKE
            PURCHASES WHILE BORROWING IN EXCESS OF 5% OF THE VALUE OF ITS ASSETS. FOR PURPOSES OF THIS SUBPARAGRAPH, FUND ASSETS INVESTED IN REVERSE REPURCHASE AGREEMENTS ARE INCLUDED IN THE AMOUNTS BORROWED.

17. Make short sales of portfolio securities or purchase any portfolio securities on margin, except for such short-term credits as are necessary for the clearance of transactions. The deposit or payment by the Fund of initial or variation margin in connection with futures or options transactions is not considered to be a securities purchase on margin. The Fund may engage in short sales if, at the time of the short sale, the Fund owns or has the right to acquire an equal amount of the security being sold at no additional cost ("selling against the box").

      17.1 THE INVERSE OTC STRATEGY FUND, INVERSE S&P 500 STRATEGY FUND, AND INVERSE GOVERNMENT LONG BOND STRATEGY FUND, MAY ENGAGE IN SHORT SALES OF PORTFOLIO SECURITIES OR MAINTAIN A SHORT POSITION IF AT ALL TIMES WHEN A SHORT POSITION IS OPEN: (I) THE FUND MAINTAINS A
            SEGREGATED ACCOUNT WITH THE FUND'S CUSTODIAN TO COVER THE SHORT POSITION IN ACCORDANCE WITH THE POSITION OF THE SEC; OR (II) THE FUND OWNS AN EQUAL AMOUNT OF SUCH SECURITIES OR SECURITIES CONVERTIBLE INTO OR EXCHANGEABLE, WITHOUT PAYMENT OF ANY FURTHER CONSIDERATION, FOR SECURITIES OF THE SAME ISSUE AS, AND EQUAL IN AMOUNT TO, THE SECURITIES SOLD SHORT.

FUNDAMENTAL POLICIES APPLICABLE TO THE MONEY MARKET FUND

The Money Market Fund shall not:

18. Make loans to others except through the purchase of qualified debt obligations, loans of portfolio securities and entry into repurchase agreements.

19. Lend the Money Market Fund's portfolio securities in excess of 15% of the Money Market Fund's total assets. Any loans of the Money Market Fund's portfolio securities will be made according to guidelines established by the Board, including maintenance of cash collateral of the borrower equal at all times to the current market value of the securities loaned.

20. Issue senior securities, except as permitted by the Money Market Fund's investment objectives and policies.

21.   Write or purchase put or call options.

22. Invest in securities of other investment companies, except as these securities may be acquired as part of a merger, consolidation, acquisition of assets, or plan of reorganization.

23. Mortgage, pledge, or hypothecate the Money Market Fund's assets except to secure permitted borrowings. In those cases, the Money Market Fund may mortgage, pledge, or hypothecate assets having a market value not exceeding the lesser of the dollar amounts borrowed or 15% of the value of total assets of the Money Market Fund at the time of the borrowing.

24. Make short sales of portfolio securities or purchase any portfolio securities on margin, except for such short-term credits as are necessary for the clearance of transactions.

NON-FUNDAMENTAL POLICIES

The following investment limitations are non-fundamental policies of the Funds and may be changed with respect to any Fund by the Board.

The Funds may not:

1. Invest in warrants (this limitation does not apply to the Russell 2000(R) Fund, S&P 500 Fund, Absolute Return Strategies Fund, Hedged Equity Fund, or the Asset Allocation Funds).

2. Invest in real estate limited partnerships (this limitation does not apply to the Real Estate Fund).

3. Invest in mineral leases (this limitation does not apply to the Russell 2000(R) Fund, S&P 500 Fund, Absolute Return Strategies Fund, Hedged Equity Fund, or the Asset Allocation Funds).

The Domestic Equity Funds (except for the Inverse OTC Strategy Fund, Inverse S&P 500 Strategy Fund, Nova Fund and OTC Fund), Domestic Equity-Style Funds, Sector Funds, International Equity Funds, High Yield Strategy Fund, Inverse High Yield Strategy Fund, Alternative Investment Funds, and Asset Allocation Funds may not:

4. Pledge, mortgage or hypothecate assets except to secure borrowings permitted or related to the deposit of assets in escrow or the posting of collateral in segregated accounts in compliance with the SEC's position regarding the asset segregation requirements imposed by Section 18 of the 1940 Act.

5. Invest in companies for the purpose of exercising control (except for the Russell 2000(R) Fund, S&P 500 Fund, High Yield Strategy Fund, Inverse High Yield Strategy Fund, and Asset Allocation Funds).

6. Purchase securities on margin or effect short sales, except that a Fund may: (i) obtain short-term credits as necessary for the clearance of security transactions; (ii) provide initial and variation margin payments in connection with transactions involving futures contracts and options on such contracts; and (iii) make short sales "against the box" or in compliance with the SEC's position regarding the asset segregation requirements imposed by Section 18 of the 1940 Act.

7. Invest its assets in securities of any investment company, except as permitted by the 1940 Act or any rule, regulation or order of the SEC.

8. Purchase or hold illiquid securities, I.E., securities that cannot be disposed of for their approximate carrying value in seven days or less (which term includes repurchase agreements and time deposits maturing in more than seven days) if, in the aggregate, more than 15% of its net assets would be invested in illiquid securities.

The S&P 500 Fund, OTC Fund, and Russell 2000(R) Fund each may not:

9. Change its investment strategy to invest at least 80% of its net assets, plus any borrowings for investment purposes, in securities of companies in its underlying index and derivatives and other instruments whose performance is expected to correspond to that of the underlying index without 60 days' prior notice to shareholders.

The Russell 2000(R) 1.5x Strategy Fund may not:

10. Change its investment strategy to invest at least 80% of its net assets, plus any borrowings for investment purposes, in financial instruments with economic characteristics that should perform similarly the securities of companies in its underlying index, without 60 days' prior notice to shareholders.

The Inverse S&P 500 Strategy Fund and the Inverse OTC Strategy Fund may not:

11. Change its investment strategy to invest at least 80% of its net assets, plus any borrowings for investment purposes, in financial instruments with economic characteristics that should perform opposite to the securities of companies in its underlying index, without 60 days' prior notice to shareholders.

The Mid-Cap 1.5x Strategy Fund may not:

12. Change its investment strategy to invest at least 80% of its net assets, plus any borrowings for investment purposes, in securities of companies in its underlying index (currently, the S&P MidCap 400(R) Index) and derivatives and other instruments whose performance is expected to correspond to that of the underlying index without 60 days' prior notice to shareholders.

The Inverse Mid-Cap Strategy Fund may not:

13. Change its investment strategy to invest at least 80% of its net assets, plus any borrowings for investment purposes, in financial instruments with economic characteristics that should perform opposite to the securities of companies in its underlying index (currently, the S&P MidCap 400(R) Index) without 60 days' prior notice to shareholders.

The Inverse Russell 2000(R) Strategy Fund may not:

14. Changes its investment strategy to invest at least 80% of its net assets, plus any borrowings for investment purposes, in financial instruments with economic characteristics that should perform opposite to the securities of companies in its underlying index, without 60 days' prior notice to shareholders.

The Large-Cap Growth Fund may not:

15. Change its investment strategy to invest at least 80% of its net assets, plus any borrowings for investment purposes, in securities of companies in its underlying index (currently, the S&P 500/Citigroup Pure Growth Index) and derivatives and other instruments whose performance is expected to correspond to that of the underlying index without 60 days' prior notice to shareholders.

The Large-Cap Value Fund may not:

16. Change its investment strategy to invest at least 80% of its net assets, plus any borrowings for investment purposes, in securities of companies in its underlying index (currently, the S&P 500/Citigroup Pure Value Index) and derivatives and other instruments whose performance is expected to correspond to that of the underlying index without 60 days' prior notice to shareholders.

The Mid-Cap Growth Fund may not:

17. Change its investment strategy to invest at least 80% of its net assets, plus any borrowings for investment purposes, in securities of companies in its underlying index (currently, the S&P MidCap 400/Citigroup Pure Growth Index) and derivatives and other instruments whose performance is expected to correspond to that of the underlying index without 60 days' prior notice to shareholders.

The Mid-Cap Value Fund may not:

18. Change its investment strategy to invest at least 80% of its net assets, plus any borrowings for investment purposes, in securities of companies in its underlying index (currently, the S&P MidCap 400/Citigroup Pure Value Index) and derivatives and other instruments whose performance is expected to correspond to that of the underlying index without 60 days' prior notice to shareholders.


The Small-Cap Growth Fund may not:

19. Change its investment strategy to invest at least 80% of its net assets, plus any borrowings for investment purposes, in securities of companies in its underlying index (currently, the S&P SmallCap 600/Citigroup Pure Growth Index) and derivatives and other instruments whose performance is expected to correspond to that of the underlying index without 60 days' prior notice to shareholders.

The Small-Cap Value Fund may not:

20. Change its investment strategy to invest at least 80% of its net assets, plus any borrowings for investment purposes, in securities of companies in its underlying index (currently, the S&P SmallCap 600/Citigroup Pure
      Value Index) and derivatives and other instruments whose performance is expected to correspond to that of the underlying index without 60 days' prior notice to shareholders.

The Multi-Cap Core Equity Fund and Hedged Equity Fund each may not:

21. Change its investment strategy to invest at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities (and derivatives thereof) without 60 days' prior notice to shareholders.

Each Sector Fund and the Real Estate Fund may not:

22. Change its investment strategy to invest at least 80% of its net assets in equity securities (and derivatives thereof) of companies in its respective sector without 60 days' prior notice to shareholders.

The Europe 1.25x Strategy Fund may not:

23. Change its investment strategy to invest at least 80% of its net assets, plus any borrowings for investment purposes, in securities of companies in its underlying index (currently, the Dow Jones STOXX 50 IndexSM) and derivatives and other instruments whose performance is expected to correspond to that of the underlying index without 60 days' prior notice to shareholders.

The Japan 1.25x Strategy Fund may not:

24. Change its investment strategy to invest at least 80% of its net assets, plus any borrowings for investment purposes, in securities of companies in its underlying index (currently, the Topix 100 Index) and derivatives and other instruments whose performance is expected to correspond to that of the underlying index without 60 days' prior notice to shareholders.

The Government Long Bond 1.2x Strategy Fund and the U.S. Government Money Market Fund each may not:

25. Change its investment strategy to invest at least 80% of its net assets, plus any borrowings for investment purposes, in fixed income securities issued by the U.S. Government (and derivatives thereof) without 60 days' prior notice to shareholders.

The Inverse Government Long Bond Strategy Fund may not:

26. Change its investment strategy to invest at least 80% of its net assets, plus any borrowings for investment purposes, in financial instruments with economic characteristics that should perform opposite to fixed income securities issued by the U.S. Government without 60 days' prior notice to shareholders.

The High Yield Strategy Fund may not:

27. Change its investment strategy to invest at least 80% of its net assets, plus any borrowings for investment purposes, in financial instruments that in combination have economic characteristics similar to the U.S. and Canadian high yield bond markets and/or in high yield debt securities without 60 days' prior notice to shareholders.

The Inverse High Yield Strategy Fund may not:

28. Change its investment strategy to invest at least 80% of its net assets, plus any borrowings for investment purposes, in financial instruments that in combination should provide inverse exposure to the U.S. and Canadian high yield bond markets without 60 days' prior notice to shareholders.

With respect to both the fundamental and non-fundamental policies of the Funds, the foregoing percentages: (i) are based on total assets (except for the limitation on illiquid securities, which is based on net assets); (ii) will apply at the time of the purchase of a security; and (iii) shall not be considered violated unless an excess or deficiency occurs or exists immediately after and as a result of a purchase of such security, except for the fundamental limitation on borrowing described in paragraph 1 above under the heading "Fundamental Policies of the Domestic Equity Funds (except for the Inverse OTC Strategy Fund, Inverse S&P 500 Strategy Fund, Nova Fund and OTC Fund), Domestic Equity-Style Funds, Sector Funds (except for the Precious Metals Fund), International Equity Funds, High Yield Strategy Fund, Inverse High Yield Strategy Fund and Alternative Investment Funds" and in paragraph 16 above under the heading "Fundamental Policies of the Inverse OTC Strategy Fund, Inverse S&P 500 Strategy Fund, Nova Fund, OTC Fund, Government Long Bond 1.2x Strategy Fund, Inverse Government Long Bond Strategy Fund and Precious Metals Fund." With respect to borrowings in accordance with the limitations set forth in paragraphs 1 and 16, in the event that such asset coverage shall at any time fall below 300 per centum, a Fund must reduce the amount of its borrowings to an extent that the asset coverage of such borrowings shall be at least 300 per centum within three days thereafter.

BROKERAGE ALLOCATION AND OTHER PRACTICES

BROKERAGE TRANSACTIONS. Generally, equity securities are bought and sold through brokerage transactions for which commissions are payable. Purchases from underwriters will include the underwriting commission or concession, and purchases from dealers serving as market makers will include a dealer's mark-up or reflect a dealer's mark-down. Money market securities and other debt securities are usually bought and sold directly from the issuer or an underwriter or market maker for the securities. Generally, a Fund will not pay brokerage commissions for such purchases. When a debt security is bought from an underwriter, the purchase price will usually include an underwriting commission or concession. The purchase price for securities bought from dealers serving as market makers will similarly include the dealer's mark up or reflect a dealer's mark down. When a Fund executes transactions in the over-the-counter market, it will generally deal with primary market makers unless prices that are more favorable are otherwise obtainable.

In addition, the Advisor may place a combined order, often referred to as "bunching," for two or more accounts it manages, including any of the Funds, engaged in the purchase or sale of the same security or other instrument if, in its judgment, joint execution is in the best interest of each participant and will result in best price and execution. Transactions involving commingled orders are allocated in a manner deemed equitable to each account or Fund. Although it is recognized that, in some cases, the joint execution of orders could adversely affect the price or volume of the security that a particular account or a Fund may obtain, it is the opinion of the Advisor and the Trust's Board that the advantages of combined orders outweigh the possible disadvantages of separate transactions. In addition, in some instances a Fund effecting the larger portion of a combined order may not benefit to the same extent as participants effecting smaller portions of the combined order. Nonetheless, the Advisor believes that the ability of a Fund to participate in higher volume transactions will generally be beneficial to the Fund.

For the fiscal years ended March 31, 2005, 2006 and 2007, the Funds paid the following brokerage commissions:

----------------------------------------------------------------------------------------------------------------
                                                             AGGREGATE         AGGREGATE          AGGREGATE
                                                             BROKERAGE         BROKERAGE          BROKERAGE
                                                FUND        COMMISSIONS       COMMISSIONS        COMMISSIONS
                                              INCEPTION    DURING FISCAL      DURING FISCAL      DURING FISCAL
FUND NAME                                       DATE      YEAR ENDED 2005    YEAR ENDED 2006    YEAR ENDED 2007
----------------------------------------------------------------------------------------------------------------
Inverse Mid-Cap Strategy Fund                 2/20/2004   $         7,501    $         3,040    $         4,116
----------------------------------------------------------------------------------------------------------------
Inverse OTC Strategy Fund                      9/3/1998   $        61,863*   $        43,172*   $        18,514*
----------------------------------------------------------------------------------------------------------------
Inverse Russell 2000(R) Strategy Fund         2/20/2004   $        34,389    $         9,558    $        15,173
----------------------------------------------------------------------------------------------------------------
Inverse S&P 500 Strategy Fund                  1/7/1994   $             0*   $        62,241*   $        38,927*
----------------------------------------------------------------------------------------------------------------
Mid-Cap 1.5x Strategy Fund                    8/16/2000   $       384,394    $       293,121    $       140,292
----------------------------------------------------------------------------------------------------------------
Multi-Cap Core Equity Fund                    9/23/2002   $       191,415    $       216,857    $       116,399
----------------------------------------------------------------------------------------------------------------
Nova Fund                                     7/12/1993   $       660,578*   $       320,427*   $       220,149*
----------------------------------------------------------------------------------------------------------------
OTC Fund                                      2/14/1994   $     1,145,560    $     1,019,935    $       566,145
----------------------------------------------------------------------------------------------------------------
Russell 2000(R) Fund                           6/1/2006                  **                 **  $        12,709
----------------------------------------------------------------------------------------------------------------
Russell 2000(R) 1.5x Strategy Fund            11/1/2000   $     1,570,604    $       871,303    $       223,771
----------------------------------------------------------------------------------------------------------------
S&P 500 Fund                                   6/1/2006                  **                 **  $         2,862
----------------------------------------------------------------------------------------------------------------
Sector Rotation Fund                          3/22/2002   $       358,868    $       562,308    $     1,013,816
----------------------------------------------------------------------------------------------------------------
Large-Cap Growth Fund                         2/20/2004   $       231,506    $       375,472    $       201,806
----------------------------------------------------------------------------------------------------------------
Large-Cap Value Fund                          2/20/2004   $       319,522    $       626,468    $       686,126
----------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------
                                                             AGGREGATE         AGGREGATE          AGGREGATE
                                                             BROKERAGE         BROKERAGE          BROKERAGE
                                                FUND        COMMISSIONS        COMMISSIONS        COMMISSIONS
                                              INCEPTION    DURING FISCAL      DURING FISCAL      DURING FISCAL
FUND NAME                                       DATE      YEAR ENDED 2005    YEAR ENDED 2006    YEAR ENDED 2007
-----------------------------------------------------------------------------------------------------------------
Mid-Cap Growth Fund                           2/20/2004   $       256,276    $       470,678    $       124,450
-----------------------------------------------------------------------------------------------------------------
Mid-Cap Value Fund                            2/20/2004   $       500,037    $       745,060    $       314,663
-----------------------------------------------------------------------------------------------------------------
Small-Cap Growth Fund                         2/20/2004   $       479,787    $       664,728    $       215,826
-----------------------------------------------------------------------------------------------------------------
Small-Cap Value Fund                          2/20/2004   $       712,496    $     1,048,554    $       534,313
-----------------------------------------------------------------------------------------------------------------
Banking Fund                                   4/1/1998   $       289,916    $       179,372    $       116,037
-----------------------------------------------------------------------------------------------------------------
Basic Materials Fund                           4/1/1998   $       537,481    $       330,761    $       169,333
-----------------------------------------------------------------------------------------------------------------
Biotechnology Fund                             4/1/1998   $     1,276,443    $       540,308    $       348,159
-----------------------------------------------------------------------------------------------------------------
Consumer Products Fund                         7/6/1998   $       437,217    $       231,148    $       171,118
-----------------------------------------------------------------------------------------------------------------
Electronics Fund                               4/1/1998   $     1,050,979    $       860,942    $       453,515
-----------------------------------------------------------------------------------------------------------------
Energy Fund                                   4/21/1998   $       749,288    $       472,307    $       221,241
-----------------------------------------------------------------------------------------------------------------
Energy Services Fund                           4/1/1998   $       434,546    $       424,270    $       264,768
-----------------------------------------------------------------------------------------------------------------
Financial Services Fund                        4/2/1998   $       439,412    $       242,685    $       201,322
-----------------------------------------------------------------------------------------------------------------
Health Care Fund                              4/17/1998   $       285,674    $       332,316    $       268,969
-----------------------------------------------------------------------------------------------------------------
Internet Fund                                  4/6/2000   $       897,143    $       428,669    $       246,691
-----------------------------------------------------------------------------------------------------------------
Leisure Fund                                   4/1/1998   $       592,812    $       200,373    $       198,276
-----------------------------------------------------------------------------------------------------------------
Precious Metals Fund                          12/1/1993   $     2,761,026    $     1,836,202    $     1,613,290
-----------------------------------------------------------------------------------------------------------------
Retailing Fund                                 4/1/1998   $       316,027    $       248,167    $       138,593
-----------------------------------------------------------------------------------------------------------------
Technology Fund                               4/14/1998   $     1,104,524    $       362,395    $       370,460
-----------------------------------------------------------------------------------------------------------------
Telecommunications Fund                        4/1/1998   $       429,595    $       368,793    $       247,865
-----------------------------------------------------------------------------------------------------------------
Transportation Fund                            4/2/1998   $       431,454    $       276,546    $       235,134
-----------------------------------------------------------------------------------------------------------------
Utilities Fund                                 4/3/2003   $       526,295    $       461,573    $       330,469
-----------------------------------------------------------------------------------------------------------------
Europe 1.25x Strategy Fund                     5/8/2000   $           280    $       132,586    $       126,394
-----------------------------------------------------------------------------------------------------------------
Japan 1.25x Strategy Fund                      5/8/2000   $        21,327    $        59,350    $        43,896
-----------------------------------------------------------------------------------------------------------------
Government Long Bond 1.2x Strategy Fund        1/3/1994   $        44,930    $        63,590    $        70,138
-----------------------------------------------------------------------------------------------------------------
Inverse Government Long Bond
Strategy Fund                                  3/3/1995   $       779,922*   $       535,630*   $       190,599*
-----------------------------------------------------------------------------------------------------------------
High Yield Strategy Fund                      4/15/2007                  **                 **                 **
-----------------------------------------------------------------------------------------------------------------
Inverse High Yield Strategy Fund              4/15/2007                  **                 **                 **
-----------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------
                                                             AGGREGATE         AGGREGATE            AGGREGATE
                                                             BROKERAGE         BROKERAGE            BROKERAGE
                                                FUND        COMMISSIONS       COMMISSIONS          COMMISSIONS
                                              INCEPTION    DURING FISCAL      DURING FISCAL       DURING FISCAL
FUND NAME                                       DATE      YEAR ENDED 2005    YEAR ENDED 2006     YEAR ENDED 2007
----------------------------------------------------------------------------------------------------------------
Absolute Return Strategies Fund               9/19/2005                  **  $        33,709    $       609,388
----------------------------------------------------------------------------------------------------------------
Commodities Strategy Fund                     5/25/2005                  **  $         3,163    $        50,711
----------------------------------------------------------------------------------------------------------------
Strengthening Dollar 2x Strategy Fund         5/25/2005                  **  $           743    $            24
----------------------------------------------------------------------------------------------------------------
Weakening Dollar 2x Strategy Fund             5/25/2005                  **  $           745    $           276
----------------------------------------------------------------------------------------------------------------
Hedged Equity Fund                            9/19/2005                  **  $        22,909    $       124,821
----------------------------------------------------------------------------------------------------------------
Real Estate Fund                              2/20/2004   $       933,601    $       423,861    $       300,022
----------------------------------------------------------------------------------------------------------------
Essential Portfolio Conservative Fund         6/30/2006                  **                 **  $            70
----------------------------------------------------------------------------------------------------------------
Essential Portfolio Moderate Fund             6/30/2006                  **                 **  $            76
----------------------------------------------------------------------------------------------------------------
Essential Portfolio Aggressive Fund           6/30/2006                  **                 **  $           448
----------------------------------------------------------------------------------------------------------------
U.S. Government Money Market Fund             12/1/1993   $             0    $             0    $             0
----------------------------------------------------------------------------------------------------------------

* Prior to April 1, 2007, the Funds pursued their respective investment objectives indirectly through a master-feeder arrangement, and the brokerage commissions were paid by the corresponding master fund. Effective April 1, 2007, the Funds discontinued their master-feeder arrangements and now pursue their investment objectives directly. As a result, the Funds pay all fees and expenses.

**    Not in operation for the period indicated.

Differences, year to year, in the amount of brokerage commissions paid by the Funds (as disclosed in the table above) were primarily the result of shareholder purchase and redemption activity, as well as each Fund's overall volatility. Changes in the amount of commissions paid by a Fund do not reflect material changes in that Fund's investment objective or strategies over these periods.

BROKERAGE SELECTION. The Trust does not expect to use one particular broker or dealer, and when one or more brokers is believed capable of providing the best combination of price and execution, the Funds' Advisor may select a broker based upon brokerage or research services provided to the Advisor. The Advisor may pay a higher commission than otherwise obtainable from other brokers in return for such services only if a good faith determination is made that the commission is reasonable in relation to the services provided.

Section 28(e) of the Securities Exchange Act of 1934, as amended (the "1934 Act") permits the Advisor, under certain circumstances, to cause each Fund to pay a broker or dealer a commission for effecting a transaction in excess of the amount of commission another broker or dealer would have charged for effecting the transaction in recognition of the value of brokerage and research services provided by the broker or dealer. In addition to agency transactions, the Advisor may receive brokerage and research services in connection with certain riskless principal transactions, in accordance with applicable SEC guidance. Brokerage and research services include: (1) furnishing advice as to the value of securities, the advisability of investing in, purchasing or selling securities, and the availability of securities or purchasers or sellers of securities; (2) furnishing analyses and reports concerning issuers, industries, securities, economic factors and trends, portfolio strategy, and the performance of accounts; and (3) effecting securities transactions and performing functions incidental thereto (such as clearance, settlement, and custody). In the case of research services, the Advisor believes that access to independent investment research is beneficial to its investment decision-making processes and, therefore, to each Fund.

To the extent research services may be a factor in selecting brokers, such services may be in written form or through direct contact with individuals and may include information as to particular companies and securities as well as market, economic, or institutional areas and information which assists in the valuation and pricing of investments. Examples of research-oriented services for which the Advisor might utilize Fund commissions include research reports and other information on the economy, industries, sectors, groups of securities, individual companies, statistical information, political developments, technical market action, pricing and appraisal services, credit analysis, risk measurement analysis, performance and other analysis. The Advisor may use research services furnished by brokers in servicing all client accounts and not all services may necessarily be used in connection with the account that paid commissions to the broker providing such services. Information so received by the Advisor will be in addition to and not in lieu of the services required to be performed by the Funds' Advisor under the Advisory Agreement. Any advisory or other fees paid to the Advisor are not reduced as a result of the receipt of research services.

In some cases the Advisor may receive a service from a broker that has both a "research" and a "non-research" use. When this occurs, the Advisor makes a good faith allocation, under all the circumstances, between the research and non-research uses of the service. The percentage of the service that is used for research purposes may be paid for with client commissions, while the Advisor will use its own funds to pay for the percentage of the service that is used for non-research purposes. In making this good faith allocation, the Advisor faces a potential conflict of interest, but the Advisor believes that its allocation procedures are reasonably designed to ensure that it appropriately allocates the anticipated use of such services to its research and non-research uses.

From time to time, a Fund may purchase new issues of securities for clients in a fixed price offering. In these situations, the seller may be a member of the selling group that will, in addition to selling securities, provide the Advisor with research services. The NASD has adopted rules expressly permitting these types of arrangements under certain circumstances. Generally, the seller will provide research "credits" in these situations at a rate that is higher than that which is available for typical secondary market transactions. These arrangements may not fall within the safe harbor of Section 28(e).

For the Trust's fiscal year ended March 31, 2007, the Funds paid the following commissions on brokerage transactions directed to brokers pursuant to an agreement or understanding whereby the broker provides research or other brokerage services to the Advisor:

-------------------------------------------------------------------------------------------------
                                                                         TOTAL DOLLAR AMOUNT OF
                                             TOTAL DOLLAR AMOUNT OF      TRANSACTIONS INVOLVING
                                              BROKERAGE COMMISSIONS     BROKERAGE COMMISSIONS FOR
FUND NAME                                     FOR RESEARCH SERVICES         RESEARCH SERVICES
-------------------------------------------------------------------------------------------------
Inverse Mid-Cap Strategy Fund                        $     0                  $          0
-------------------------------------------------------------------------------------------------
Inverse OTC Strategy Fund                            $     0*                 $          0*
-------------------------------------------------------------------------------------------------
Inverse Russell 2000(R) Strategy Fund                $     0                  $          0
-------------------------------------------------------------------------------------------------
Inverse S&P 500 Strategy Fund                        $     0*                 $          0*
-------------------------------------------------------------------------------------------------
Mid-Cap 1.5x Strategy Fund                           $27,393                  $172,284,299
-------------------------------------------------------------------------------------------------
Multi-Cap Core Equity Fund                           $24,751                  $128,122,705
-------------------------------------------------------------------------------------------------
Nova Fund                                            $48,144*                 $343,801,205*
-------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------
                                                                         TOTAL DOLLAR AMOUNT OF
                                             TOTAL DOLLAR AMOUNT OF      TRANSACTIONS INVOLVING
                                             BROKERAGE COMMISSIONS     BROKERAGE COMMISSIONS FOR
FUND NAME                                    FOR RESEARCH SERVICES         RESEARCH SERVICES
------------------------------------------------------------------------------------------------
OTC Fund                                             $85,606                 $467,421,946
------------------------------------------------------------------------------------------------
Russell 2000(R) Fund                                 $ 1,641                 $  5,768,689
------------------------------------------------------------------------------------------------
Russell 2000(R) 1.5x Strategy Fund                   $18,066                 $ 72,160,946
------------------------------------------------------------------------------------------------
S&P 500 Fund                                         $    78                 $    451,942
------------------------------------------------------------------------------------------------
Sector Rotation Fund                                 $80,219                 $669,743,275
------------------------------------------------------------------------------------------------
Large-Cap Growth Fund                                $25,105                 $202,091,929
------------------------------------------------------------------------------------------------
Large-Cap Value Fund                                 $73,925                 $370,057,193
------------------------------------------------------------------------------------------------
Mid-Cap Growth Fund                                  $12,686                 $ 81,442,431
------------------------------------------------------------------------------------------------
Mid-Cap Value Fund                                   $38,990                 $177,298,287
------------------------------------------------------------------------------------------------
Small-Cap Growth Fund                                $ 8,483                 $ 36,296,651
------------------------------------------------------------------------------------------------
Small-Cap Value Fund                                 $17,436                 $ 47,724,795
------------------------------------------------------------------------------------------------
Banking Fund                                         $ 3,688                 $  23,726050
------------------------------------------------------------------------------------------------
Basic Materials Fund                                 $11,079                 $ 70,281,388
------------------------------------------------------------------------------------------------
Biotechnology Fund                                   $19,327                 $ 82,034,739
------------------------------------------------------------------------------------------------
Consumer Products Fund                               $ 3,732                 $ 25,454,021
------------------------------------------------------------------------------------------------
Electronics Fund                                     $29,553                 $ 93,335,518
------------------------------------------------------------------------------------------------
Energy Fund                                          $12,530                 $113,503,205
------------------------------------------------------------------------------------------------
Energy Services Fund                                 $16,797                 $139,820,142
------------------------------------------------------------------------------------------------
Financial Services Fund                              $11,705                 $ 89,107,740
------------------------------------------------------------------------------------------------
Health Care Fund                                     $22,066                 $151,387,016
------------------------------------------------------------------------------------------------
Internet Fund                                        $12,469                 $ 47,668,611
------------------------------------------------------------------------------------------------
Leisure Fund                                         $ 9,744                 $ 50,989,180
------------------------------------------------------------------------------------------------
Precious Metals Fund                                 $ 8,517                 $ 22,825,995
------------------------------------------------------------------------------------------------
Retailing Fund                                       $ 4,350                 $ 24,400,191
------------------------------------------------------------------------------------------------
Technology Fund                                      $24,836                 $ 97,521,836
------------------------------------------------------------------------------------------------
Telecommunications Fund                              $ 7,242                 $ 24,008,115
------------------------------------------------------------------------------------------------
Transportation Fund                                  $13,957                 $ 96,900,188
------------------------------------------------------------------------------------------------
Utilities Fund                                       $19,811                 $113,377,823
------------------------------------------------------------------------------------------------
Europe 1.25x Strategy Fund                           $ 8,322                 $ 66,649,949
------------------------------------------------------------------------------------------------
Japan 1.25x Strategy Fund                            $     0                 $          0
------------------------------------------------------------------------------------------------
Government Long Bond 1.2x Strategy Fund              $     0                 $          0
------------------------------------------------------------------------------------------------
Inverse Government Long Bond Strategy Fund           $     0*                $          0*
------------------------------------------------------------------------------------------------
High Yield Strategy Fund                                    **                           **
------------------------------------------------------------------------------------------------
Inverse High Yield Strategy Fund                            **                           **
------------------------------------------------------------------------------------------------
Absolute Return Strategies Fund                      $49,587                 $232,081,775
------------------------------------------------------------------------------------------------
Commodities Strategy Fund                            $ 5,143                 $ 37,608,837
------------------------------------------------------------------------------------------------
Strengthening Dollar 2x Strategy Fund                $     0                 $          0
------------------------------------------------------------------------------------------------
Weakening Dollar 2x Strategy Fund                    $     0                 $          0
------------------------------------------------------------------------------------------------
Hedged Equity Fund                                   $ 8,332                 $ 48,394,178
------------------------------------------------------------------------------------------------
Real Estate Fund                                     $16,044                 $110,681,297
------------------------------------------------------------------------------------------------
Essential Portfolio Conservative Fund                $     4                 $     66,810
------------------------------------------------------------------------------------------------
Essential Portfolio Moderate Fund                    $    12                 $    254,350
------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------
                                                                         TOTAL DOLLAR AMOUNT OF
                                             TOTAL DOLLAR AMOUNT OF      TRANSACTIONS INVOLVING
                                             BROKERAGE COMMISSIONS     BROKERAGE COMMISSIONS FOR
FUND NAME                                    FOR RESEARCH SERVICES         RESEARCH SERVICES
------------------------------------------------------------------------------------------------
Essential Portfolio Aggressive Fund                  $    24                 $    554,503
------------------------------------------------------------------------------------------------
U.S. Government Money Market Fund                    $     0                 $          0
------------------------------------------------------------------------------------------------

* Prior to April 1, 2007, the Funds pursued their respective investment objectives indirectly through a master-feeder arrangement, and the brokerage commissions were paid by the corresponding master fund. Effective April 1, 2007, the Funds discontinued their master-feeder arrangements and now pursue their investment objectives directly. As a result, the Funds pay all fees and expenses.

**    Not in operation for the period indicated.

BROKERAGE WITH FUND AFFILIATES. A Fund may execute brokerage or other agency transactions through registered broker-dealer affiliates of the Fund, the Advisor or Rydex Distributors, Inc. (the "Distributor") for a commission in conformity with the 1940 Act, the 1934 Act and the rules promulgated by the SEC. In such instances, the placement of orders with such brokers would be consistent with the Funds' objectives of obtaining best execution and would not be dependent upon the fact that the broker is an affiliate of the Fund, the Advisor or the Distributor. With respect to orders placed with the broker for execution on a securities exchange, commissions received must conform to Section 17(e)(2)(A) of the 1940 Act and Rule 17e-1 thereunder, which permit an affiliated person of a registered investment company, or any affiliated person of such person to receive a brokerage commission from such registered company provided that such commission is fair and reasonable compared to the commission received by other brokers in connection with comparable transactions involving similar securities during a comparable period of time. The members of the Board, including those who are not "interested persons" of the Trust, have adopted procedures for evaluating the reasonableness of commissions paid to affiliates and review these procedures periodically.

For the fiscal years ended March 31, 2005, 2006 and 2007, the Funds paid the following brokerage commissions to the Distributor:

----------------------------------------------------------------------------------------------------------------
                                                                                             PERCENTAGE OF TOTAL
                                                                                                  BROKERAGE
                                                                            PERCENTAGE OF       TRANSACTIONS,
                                                AGGREGATE BROKERAGE        TOTAL BROKERAGE    INVOLVING PAYMENT
                                          COMMISSIONS PAID TO AFFILIATED     COMMISSIONS      OF COMMISSIONS,
                             FUND                  BROKER                      PAID TO        EFFECTED THROUGH
                           INCEPTION     -------------------------------      AFFILIATED        AFFILIATED
FUND NAME                    DATE         2005         2006        2007    BROKER IN 2007     BROKERS IN 2007
----------------------------------------------------------------------------------------------------------------
Inverse Mid-Cap
Strategy Fund              2/20/2004     $    0      $     0      $   0          0%                  0%
----------------------------------------------------------------------------------------------------------------
Inverse OTC Strategy
Fund                        9/3/1998     $    0*     $     0*     $   0*         0%*                 0%*
----------------------------------------------------------------------------------------------------------------
Inverse Russell 2000(R)
Strategy Fund              2/20/2004     $    0      $     0      $   0          0%                  0%
----------------------------------------------------------------------------------------------------------------
Inverse S&P 500
Strategy Fund               1/7/1994     $    0*     $     0*     $   0*         0%*                 0%*
----------------------------------------------------------------------------------------------------------------
Mid-Cap 1.5x Strategy
Fund                       8/16/2000     $3,935      $   512      $   0          0%                  0%
----------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------
                                                                                  PERCENTAGE OF TOTAL
                                                                                       BROKERAGE
                                                                 PERCENTAGE OF       TRANSACTIONS,
                                     AGGREGATE BROKERAGE        TOTAL BROKERAGE    INVOLVING PAYMENT
                               COMMISSIONS PAID TO AFFILIATED     COMMISSIONS       OF COMMISSIONS,
                     FUND                  BROKER                   PAID TO        EFFECTED THROUGH
                   INCEPTION   ------------------------------      AFFILIATED         AFFILIATED
FUND NAME            DATE        2005       2006       2007      BROKER IN 2007     BROKERS IN 2007
-----------------------------------------------------------------------------------------------------
Multi-Cap Core
Equity Fund        9/23/2002   $     0    $    0       $0             0%                     0%
----------------------------------------------------------------------------------------------------
Nova Fund          7/12/1993   $ 9,667*   $    0*      $0*            0%*                    0%*
----------------------------------------------------------------------------------------------------
OTC Fund           2/14/1994   $     0    $    0       $0             0%                     0%
----------------------------------------------------------------------------------------------------
Russell 2000 (R)
Fund                6/1/2006          **        **     $0             0%                     0%
----------------------------------------------------------------------------------------------------
Russell 2000 (R)
1.5x Strategy
Fund               11/1/2000   $ 1,477    $1,563       $0             0%                     0%
----------------------------------------------------------------------------------------------------
S&P 500 Fund        6/1/2006          **        **     $0             0%                     0%
----------------------------------------------------------------------------------------------------
Sector Rotation
Fund               3/22/2002   $     0    $1,102       $0             0%                     0%
----------------------------------------------------------------------------------------------------
Large-Cap
Growth Fund        2/20/2004   $ 9,488    $1,224       $0             0%                     0%
----------------------------------------------------------------------------------------------------
Large Cap Value
Fund               2/20/2004   $11,271    $1,819       $0             0%                     0%
----------------------------------------------------------------------------------------------------
Mid-Cap Growth
Fund               2/20/2004   $28,069    $2,744       $0             0%                     0%
----------------------------------------------------------------------------------------------------
Mid-Cap Value
Fund               2/20/2004   $14,802    $3,764       $0             0%                     0%
----------------------------------------------------------------------------------------------------
Small-Cap
Growth Fund        2/20/2004   $24,810    $2,247       $0             0%                     0%
----------------------------------------------------------------------------------------------------
Small-Cap Value
Fund               2/20/2004   $16,622    $2,425       $0             0%                     0%
----------------------------------------------------------------------------------------------------
Banking Fund        4/1/1998   $   743    $1,443       $0             0%                     0%
----------------------------------------------------------------------------------------------------
Basic Materials
Fund                4/1/1998   $   944    $    0       $0             0%                     0%
----------------------------------------------------------------------------------------------------
Biotechnology
Fund                4/1/1998   $     0    $    0       $0             0%                     0%
----------------------------------------------------------------------------------------------------
Consumer
Products Fund       7/6/1998   $ 7,437    $1,275       $0             0%                     0%
----------------------------------------------------------------------------------------------------
Electronics Fund    4/1/1998   $18,698    $    0       $0             0%                     0%
----------------------------------------------------------------------------------------------------
Energy Fund        4/21/1998   $ 5,512    $    0       $0             0%                     0%
----------------------------------------------------------------------------------------------------
Energy Services
Fund                4/1/1998   $ 4,873    $    0       $0             0%                     0%
----------------------------------------------------------------------------------------------------
Financial Services
Fund                4/2/1998   $ 1,731    $    0       $0             0%                     0%
----------------------------------------------------------------------------------------------------
Health Care Fund   4/17/1998   $     0    $1,285       $0             0%                     0%
----------------------------------------------------------------------------------------------------
Internet Fund       4/6/2000   $17,380    $    0       $0             0%                     0%
----------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------
                                                                                  PERCENTAGE OF TOTAL
                                                                                      BROKERAGE
                                                                 PERCENTAGE OF      TRANSACTIONS,
                                     AGGREGATE BROKERAGE        TOTAL BROKERAGE    INVOLVING PAYMENT
                               COMMISSIONS PAID TO AFFILIATED     COMMISSIONS       OF COMMISSIONS,
                      FUND                 BROKER                  PAID TO         EFFECTED THROUGH
                   INCEPTION   ------------------------------     AFFILIATED          AFFILIATED
FUND NAME            DATE       2005        2006       2007     BROKER IN 2007     BROKERS IN 2007
-----------------------------------------------------------------------------------------------------
Leisure Fund        4/1/1998   $ 5,262    $    0        $0           0%                    0%
-----------------------------------------------------------------------------------------------------
Precious Metals
Fund               12/1/1993   $     0    $    0        $0           0%                    0%
-----------------------------------------------------------------------------------------------------
Retailing Fund      4/1/1998   $   966    $    0        $0           0%                    0%
-----------------------------------------------------------------------------------------------------
Technology Fund    4/14/1998   $   782    $    0        $0           0%                    0%
-----------------------------------------------------------------------------------------------------
Telecommunicati
ons Fund            4/1/1998   $ 1,149    $    0        $0           0%                    0%
-----------------------------------------------------------------------------------------------------
Transportation
Fund                4/2/1998   $ 5,153    $    0        $0           0%                    0%
-----------------------------------------------------------------------------------------------------
Utilities Fund      4/3/2003   $ 7,142    $1,208        $0           0%                    0%
-----------------------------------------------------------------------------------------------------
Europe 1.25x
Strategy Fund       5/8/2000   $     0    $    0        $0           0%                    0%
-----------------------------------------------------------------------------------------------------
Japan 1.25x
Strategy Fund       5/8/2000   $     0    $    0        $0           0%                    0%
-----------------------------------------------------------------------------------------------------
Government Long
Bond 1.2x
Strategy Fund       1/3/1994   $     0    $    0        $0           0%                    0%
-----------------------------------------------------------------------------------------------------
Inverse
Government Long
Bond Strategy
Fund                3/3/1995   $     0*   $    0*       $0*          0%*                   0%*
-----------------------------------------------------------------------------------------------------
High Yield
Strategy Fund      4/15/2007          **        **        **          **                    **
-----------------------------------------------------------------------------------------------------
Inverse High
Yield Strategy
Fund               4/15/2007          **        **        **          **                    **
-----------------------------------------------------------------------------------------------------
Absolute Return
Strategies Fund    9/19/2005          **  $    0        $0           0%                    0%
-----------------------------------------------------------------------------------------------------
Commodities
Strategy Fund      5/25/2005          **  $    0        $0           0%                    0%
-----------------------------------------------------------------------------------------------------
Strengthening
Dollar 2x
Strategy Fund      5/25/2005          **  $    0        $0           0%                    0%
-----------------------------------------------------------------------------------------------------
Weakening
Dollar 2x
Strategy Fund      5/25/2005          **  $    0        $0           0%                    0%
-----------------------------------------------------------------------------------------------------
Hedged Equity
Fund               9/19/2005          **  $    0        $0           0%                    0%
-----------------------------------------------------------------------------------------------------
Real Estate Fund   2/20/2004   $ 6,529    $1,140        $0           0%                    0%
-----------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------
                                                                                  PERCENTAGE OF TOTAL
                                                                                      BROKERAGE
                                                                 PERCENTAGE OF      TRANSACTIONS,
                                    AGGREGATE BROKERAGE         TOTAL BROKERAGE    INVOLVING PAYMENT
                               COMMISSIONS PAID TO AFFILIATED     COMMISSIONS       OF COMMISSIONS,
                      FUND                  BROKER                  PAID TO        EFFECTED THROUGH
                   INCEPTION   ------------------------------      AFFILIATED         AFFILIATED
FUND NAME            DATE        2005       2006      2007      BROKER IN 2007      BROKERS IN 2007
-----------------------------------------------------------------------------------------------------
Essential
Portfolio
Conservative
Fund               6/30/2006          **        **     $0            0%                   0%
-----------------------------------------------------------------------------------------------------
Essential
Portfolio
Moderate Fund      6/30/2006          **        **     $0            0%                   0%
-----------------------------------------------------------------------------------------------------
Essential
Portfolio
Aggressive Fund    6/30/2006          **        **     $0            0%                   0%
-----------------------------------------------------------------------------------------------------
U.S. Government
Money Market
Fund               12/1/1993   $     0    $    0       $0            0%                   0%
-----------------------------------------------------------------------------------------------------

 * Prior to April 1, 2007, the Funds pursued their respective investment objectives indirectly through a master-feeder arrangement, and the brokerage commissions were paid by the corresponding master fund. Effective April 1, 2007, the Funds discontinued their master-feeder arrangements and now pursue their investment objectives directly. As a result, the Funds pay all fees and expenses.

**    Not in operation for the period indicated.

SECURITIES OF "REGULAR BROKER-DEALERS." The Funds are required to identify any securities of their "regular brokers and dealers" (as such term is defined in the 1940 Act) which the Funds may hold at the close of their most recent fiscal year. "Regular brokers or dealers" of the Trust are the ten brokers or dealers that, during the most recent fiscal year: (i) received the greatest dollar amounts of brokerage commissions from the Trust's portfolio transactions; (ii) engaged as principal in the largest dollar amounts of portfolio transactions of the Trust; or (iii) sold the largest dollar amounts of the Trust's shares. As of March 31, 2007, the following Funds held the following securities of the Trust's "regular brokers or dealers" except for the Nova, Inverse S&P 500 Strategy, Inverse OTC Strategy and Inverse Government Long Bond Strategy Funds, which held securities of the Trust's "regular brokers or dealers" at the master fund level.

-----------------------------------------------------------------------------
                                             TOTAL $ AMOUNT OF SECURITIES OF
FUND NAME   FULL NAME OF BROKER/DEALER       EACH REGULAR BROKER-DEALER HELD
-----------------------------------------------------------------------------
            Lehman Brothers Holdings, Inc.             $ 2,587,723
            -----------------------------------------------------------------
Nova Fund   Morgan Stanley                             $ 3,032,252
            -----------------------------------------------------------------
            Bear Stearns                               $ 9,096,755
            -----------------------------------------------------------------
            Mizuho Financial Group, Inc.               $ 8,338,693
            -----------------------------------------------------------------
            Credit Suisse Group                        $ 6,380,471
            -----------------------------------------------------------------
            Merrill Lynch & Company, Inc.              $   484,303
            -----------------------------------------------------------------
            Bank of America Corp.                      $ 3,801,501
            -----------------------------------------------------------------
            Goldman Sachs Group, Inc.                  $   489,713
            -----------------------------------------------------------------
            Morgan Stanley                             $   470,197
            -----------------------------------------------------------------

-----------------------------------------------------------------------------------------------------
                                                                      TOTAL $ AMOUNT OF SECURITIES OF
FUND NAME                              FULL NAME OF BROKER/DEALER     EACH REGULAR BROKER-DEALER HELD
-----------------------------------------------------------------------------------------------------
S&P 500 Fund                         Mizuho Financial Group, Inc.              $   1,624,654
                                     ----------------------------------------------------------------
                                     Lehman Brothers Holdings, Inc.            $     225,984
                                     ----------------------------------------------------------------
                                     Bear Stearns Cos., Inc.                   $   1,772,350
                                     ----------------------------------------------------------------
                                     Morgan Stanley                            $     590,783
                                     ----------------------------------------------------------------
                                     Credit Suisse Group                       $      75,484
                                     ----------------------------------------------------------------
                                     Bear Stearns Cos., Inc.                   $       9,021
                                     ----------------------------------------------------------------
                                     Merrill Lynch & Company, Inc.             $      33,485
                                     ----------------------------------------------------------------
                                     Bank of America Corp.                     $     105,101
                                     ----------------------------------------------------------------
                                     Goldman Sachs Group, Inc.                 $      39,260
                                     ----------------------------------------------------------------
                                     Morgan Stanley                            $      38,592
                                     ----------------------------------------------------------------
                                     Lehman Brothers Holdings, Inc.            $      16,817
-----------------------------------------------------------------------------------------------------
Inverse S&P 500 Strategy Fund        Mizuho Financial Group, Inc.              $  50,861,619
                                     ----------------------------------------------------------------
                                     Lehman Brothers Holdings, Inc.            $  29,404,305
                                     ----------------------------------------------------------------
                                     Bear Stearns Cos., Inc.                   $  55,485,402
                                     ----------------------------------------------------------------
                                     Morgan Stanley                            $  18,495,134
                                     ----------------------------------------------------------------
                                     Credit Suisse Group                       $   5,277,575
-----------------------------------------------------------------------------------------------------
OTC Fund                             Mizuho Financial Group, Inc.              $   9,789,704
                                     ----------------------------------------------------------------
                                     Lehman Brothers Holdings, Inc.            $   1,135,963
                                     ----------------------------------------------------------------
                                     Bear Stearns Cos., Inc.                   $  10,679,677
                                     ----------------------------------------------------------------
                                     Morgan Stanley                            $   3,559,892
                                     ----------------------------------------------------------------
                                     Credit Suisse Group                       $     310,701
-----------------------------------------------------------------------------------------------------
Inverse OTC Strategy Fund            Mizuho Financial Group, Inc.              $  50,961,865
                                     ----------------------------------------------------------------
                                     Lehman Brothers Holdings, Inc.            $  11,119,480
                                     ----------------------------------------------------------------
                                     Bear Stearns Cos., Inc.                   $  55,594,762
                                     ----------------------------------------------------------------
                                     Morgan Stanley                            $  18,531,587
                                     ----------------------------------------------------------------
                                     Credit Suisse Group                       $   3,256,068
-----------------------------------------------------------------------------------------------------
Mid-Cap 1.5x Strategy Fund           Mizuho Financial Group, Inc.              $   2,514,010
                                     ----------------------------------------------------------------
                                     Bear Stearns Cos., Inc.                   $   2,742,556
                                     ----------------------------------------------------------------
                                     Morgan Stanley                            $     914,186
                                     ----------------------------------------------------------------
                                     Credit Suisse Group                       $   1,090,908
-----------------------------------------------------------------------------------------------------
Inverse Mid-Cap Strategy Fund        Mizuho Financial Group, Inc.              $   6,421,690
                                     ----------------------------------------------------------------
                                     Bear Stearns Cos., Inc.                   $   7,005,480
                                     ----------------------------------------------------------------
                                     Morgan Stanley                            $   2,335,160
                                     ----------------------------------------------------------------
                                     Credit Suisse Group                       $     909,726
-----------------------------------------------------------------------------------------------------
Russell 2000(R) 1.5x Strategy Fund   Mizuho Financial Group, Inc.              $   7,756,281
                                     ----------------------------------------------------------------
                                     Bear Stearns Cos., Inc                    $   8,461,397
                                     ----------------------------------------------------------------
                                     Morgan Stanley                            $   2,820,466
                                     ----------------------------------------------------------------
                                     Credit Suisse Group                       $   6,204,999
-----------------------------------------------------------------------------------------------------
Russell 2000(R) Fund                 Mizuho Financial Group, Inc.              $   3,040,416
                                     ----------------------------------------------------------------
                                     Bear Stearns Cos., Inc                    $   3,316,818
                                     ----------------------------------------------------------------
                                     Morgan Stanley                            $   1,105,606
                                     ----------------------------------------------------------------
                                     Credit Suisse Group                       $     162,308
-----------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------
                                                                      TOTAL $ AMOUNT OF SECURITIES OF
FUND NAME                              FULL NAME OF BROKER/DEALER     EACH REGULAR BROKER-DEALER HELD
-----------------------------------------------------------------------------------------------------
Inverse Russell 2000(R) Strategy     Mizuho Financial Group, Inc.              $  25,887,432
Fund                                 ----------------------------------------------------------------
                                     Bear Stearns Cos., Inc                    $  28,240,835
                                     ----------------------------------------------------------------
                                     Morgan Stanley                            $   9,413,612
                                     ----------------------------------------------------------------
                                     Credit Suisse Group                       $   2,028,392
-----------------------------------------------------------------------------------------------------
Government Long Bond 1.2x            Mizuho Financial Group, Inc.              $   1,501,344
Strategy Fund                        ----------------------------------------------------------------
                                     Bear Stearns Cos., Inc                    $   1,637,830
                                     ----------------------------------------------------------------
                                     Credit Suisse Group                       $       2,314
                                     ----------------------------------------------------------------
                                     Morgan Stanley                            $     545,943
-----------------------------------------------------------------------------------------------------
Inverse Government Long Bond         Mizuho Financial Group, Inc.              $ 213,066,378
Strategy Fund                        ----------------------------------------------------------------
                                     Lehman Brothers Holdings, Inc.            $ 420,330,000
                                     ----------------------------------------------------------------
                                     Bear Stearns Cos., Inc                    $ 232,436,049
                                     ----------------------------------------------------------------
                                     Credit Suisse Group                       $     328,443
                                     ----------------------------------------------------------------
                                     Morgan Stanley                            $  77,478,683
-----------------------------------------------------------------------------------------------------
Europe 1.25x Strategy Fund           Lehman Brothers Holdings, Inc.            $   6,561,698
                                     ----------------------------------------------------------------
                                     Bear Stearns Cos., Inc.                   $  15,035,757
                                     ----------------------------------------------------------------
                                     Mizuho Financial Group, Inc.              $  13,782,777
                                     ----------------------------------------------------------------
                                     Morgan Stanley                            $   5,011,919
                                     ----------------------------------------------------------------
                                     Credit Suisse Group                       $   1,722,848
                                     ----------------------------------------------------------------
                                     Credit Suisse Group                       $     640,005
                                     ----------------------------------------------------------------
                                     UBS AG                                    $     838,439
-----------------------------------------------------------------------------------------------------
Japan 1.25x Strategy Fund            Mizuho Financial Group, Inc.              $  23,948,676
                                     ----------------------------------------------------------------
                                     Credit Suisse Group                       $      36,917
                                     ----------------------------------------------------------------
                                     Lehman Brothers Holdings, Inc.            $  10,134,524
                                     ----------------------------------------------------------------
                                     Bear Stearns Cos., Inc.                   $  26,125,829
                                     ----------------------------------------------------------------
                                     Morgan Stanley                            $   8,708,610
-----------------------------------------------------------------------------------------------------
Small-Cap Value Fund                 Morgan Stanley                            $      13,738
                                     ----------------------------------------------------------------
                                     Bear Stearns                              $      41,212
                                     ----------------------------------------------------------------
                                     Mizuho Financial Group, Inc.              $      37,778
                                     ----------------------------------------------------------------
                                     Credit Suisse Group                       $          58
-----------------------------------------------------------------------------------------------------
Mid-Cap Value Fund                   Mizuho Financial Group, Inc.              $     104,910
                                     ----------------------------------------------------------------
                                     Credit Suisse Group                       $         162
                                     ----------------------------------------------------------------
                                     Bear Stearns Cos., Inc.                   $     114,448
                                     ----------------------------------------------------------------
                                     Morgan Stanley                            $      38,149
-----------------------------------------------------------------------------------------------------
Large-Cap Value Fund                 Mizuho Financial Group, Inc.              $     456,266
                                     ----------------------------------------------------------------
                                     Credit Suisse Group                       $         703
                                     ----------------------------------------------------------------
                                     Bear Stearns                              $     497,745
                                     ----------------------------------------------------------------
                                     Morgan Stanley                            $     165,915
                                     ----------------------------------------------------------------
                                     Bear Stearns Cos., Inc.                   $     519,309
                                     ----------------------------------------------------------------
                                     Bank of America Corp.                     $   1,176,368
-----------------------------------------------------------------------------------------------------
Small-Cap Growth Fund                Mizuho Financial Group, Inc.              $      70,236
                                     ----------------------------------------------------------------
                                     Credit Suisse Group                       $         108
                                     ----------------------------------------------------------------
                                     Bear Stearns Cos., Inc.                   $      76,621
                                     ----------------------------------------------------------------
                                     Morgan Stanley                            $      25,541
-----------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------
                                                                      TOTAL $ AMOUNT OF SECURITIES OF
FUND NAME                              FULL NAME OF BROKER/DEALER     EACH REGULAR BROKER-DEALER HELD
-----------------------------------------------------------------------------------------------------
Mid-Cap Growth Fund                  Mizuho Financial Group, Inc.              $      44,036
                                     ----------------------------------------------------------------
                                     Credit Suisse Group                       $          67
                                     ----------------------------------------------------------------
                                     Bear Stearns Cos., Inc.                   $      48,039
                                     ----------------------------------------------------------------
                                     Morgan Stanley                            $      16,013
-----------------------------------------------------------------------------------------------------
Large-Cap Growth Fund                Mizuho Financial Group, Inc.              $     179,911
                                     ----------------------------------------------------------------
                                     Credit Suisse Group                       $         278
                                     ----------------------------------------------------------------
                                     Bear Stearns Cos., Inc.                   $     196,267
                                     ----------------------------------------------------------------
                                     Morgan Stanley                            $      65,422
-----------------------------------------------------------------------------------------------------
Strengthening Dollar 2x              Credit Suisse Group                       $   4,718,109
Strategy Fund                        ----------------------------------------------------------------
                                     Bear Stearns                              $   4,547,196
                                     ----------------------------------------------------------------
                                     Morgan Stanley                            $   1,515,732
                                     ----------------------------------------------------------------
                                     Mizuho Financial Group, Inc.              $   4,168,264
-----------------------------------------------------------------------------------------------------
Weakening Dollar 2x Strategy Fund    Mizuho Financial Group, Inc.              $  39,289,188
                                     ----------------------------------------------------------------
                                     Bear Stearns                              $  42,860,933
                                     ----------------------------------------------------------------
                                     Credit Suisse Group                       $  43,555,327
                                     ----------------------------------------------------------------
                                     Morgan Stanley                            $  14,286,977
-----------------------------------------------------------------------------------------------------
U.S. Government Money Market Fund    Mizuho Financial Group, Inc.              $  41,936,626
                                     ----------------------------------------------------------------
                                     Credit Suisse Group                       $      64,646
                                     ----------------------------------------------------------------
                                     Lehman Brothers Holdings, Inc.            $ 168,830,728
                                     ----------------------------------------------------------------
                                     Bear Stearns Cos., Inc.                   $  45,749,046
                                     ----------------------------------------------------------------
                                     Morgan Stanley                            $  15,249,682
-----------------------------------------------------------------------------------------------------
Absolute Return Strategies Fund      Credit Suisse Group                       $  32,064,434
                                     ----------------------------------------------------------------
                                     Lehman Brothers Holdings, Inc.            $     108,171
                                     ----------------------------------------------------------------
                                     Bear Stearns Cos., Inc.                   $  24,995,515
                                     ----------------------------------------------------------------
                                     Morgan Stanley                            $   8,331,839
                                     ----------------------------------------------------------------
                                     Mizuho Financial Group, Inc.              $  22,912,556
                                     ----------------------------------------------------------------
                                     Lehman Brothers Holdings, Inc.            $     479,279
                                     ----------------------------------------------------------------
                                     Bank of New York Company, Inc.            $     653,260
                                     ----------------------------------------------------------------
                                     Goldman Sachs Group, Inc.                 $   1,314,167
-----------------------------------------------------------------------------------------------------
Hedged Equity Fund                   Bear Stearns Cos., Inc.                   $   2,964,623
                                     ----------------------------------------------------------------
                                     Mizuho Financial Group, Inc.              $   2,717,571
                                     ----------------------------------------------------------------
                                     Credit Suisse Group                       $   9,722,374
                                     ----------------------------------------------------------------
                                     Morgan Stanley                            $     988,208
                                     ----------------------------------------------------------------
                                     Lehman Brothers Holdings, Inc.            $     227,027
                                     ----------------------------------------------------------------
                                     Goldman Sachs Group, Inc.                 $     411,194
-----------------------------------------------------------------------------------------------------
Multi-Cap Core Equity Fund           Mizuho Financial Group, Inc.              $     867,339
                                     ----------------------------------------------------------------
                                     Credit Suisse Group                       $       1,337
                                     ----------------------------------------------------------------
                                     Bear Stearns Cos., Inc.                   $     946,187
                                     ----------------------------------------------------------------
                                     Morgan Stanley                            $     315,396
                                     ----------------------------------------------------------------
                                     Bank of America Corp. Corp.               $     722,443
                                     ----------------------------------------------------------------
                                     Goldman Sachs Group, Inc.                 $      39,260
                                     ----------------------------------------------------------------
                                     Morgan Stanley                            $      79,311
                                     ----------------------------------------------------------------
                                     Merrill Lynch & Company, Inc.             $     300,546
-----------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------
                                                                      TOTAL $ AMOUNT OF SECURITIES OF
FUND NAME                              FULL NAME OF BROKER/DEALER     EACH REGULAR BROKER-DEALER HELD
-----------------------------------------------------------------------------------------------------
Sector Rotation Fund                 Mizuho Financial Group, Inc.              $     618,624
                                     ----------------------------------------------------------------
                                     Credit Suisse Group                       $         953
                                     ----------------------------------------------------------------
                                     Bear Stearns Cos., Inc.                   $     674,862
                                     ----------------------------------------------------------------
                                     Morgan Stanley                            $     224,954
-----------------------------------------------------------------------------------------------------
Banking Fund                         Lehman Brothers Holdings, Inc.            $      49,789
                                     ----------------------------------------------------------------
                                     Bank of America Corp.                     $     672,495
-----------------------------------------------------------------------------------------------------
Basic Materials Fund                 Lehman Brothers Holdings, Inc.            $     581,148
-----------------------------------------------------------------------------------------------------
Biotechnology Fund                   Lehman Brothers Holdings, Inc.            $     468,093
-----------------------------------------------------------------------------------------------------
Commodities Strategy Fund            Lehman Brothers Holdings, Inc.            $  22,880,064
-----------------------------------------------------------------------------------------------------
Consumer Products Fund               Lehman Brothers Holdings, Inc.            $     287,620
-----------------------------------------------------------------------------------------------------
Electronics Fund                     Lehman Brothers Holdings, Inc.            $     124,907
-----------------------------------------------------------------------------------------------------
Energy Fund                          Lehman Brothers Holdings, Inc.            $   1,053,485
-----------------------------------------------------------------------------------------------------
Energy Services Fund                 Lehman Brothers Holdings, Inc.            $     893,746
-----------------------------------------------------------------------------------------------------
Financial Services Fund              Lehman Brothers Holdings, Inc.            $     231,396
                                     ----------------------------------------------------------------
                                     Bank of America Corp. Corp.               $     955,196
                                     ----------------------------------------------------------------
                                     Lehman Brothers Holdings, Inc.            $     468,768
                                     ----------------------------------------------------------------
                                     Merrill Lynch                             $     416,762
                                     ----------------------------------------------------------------
                                     Bear Stearns Cos., Inc.                   $     400,683
                                     ----------------------------------------------------------------
                                     Goldman Sachs Group, Inc.                 $     484,134
                                     ----------------------------------------------------------------
                                     Bank of New York Company, Inc.            $     435,912
                                     ----------------------------------------------------------------
                                     Jefferies Group, Inc.                     $     225,955
                                     ----------------------------------------------------------------
                                     LaBranche & Co.                           $     134,314
-----------------------------------------------------------------------------------------------------
Health Care Fund                     Lehman Brothers Holdings, Inc.            $     417,846
-----------------------------------------------------------------------------------------------------
Internet Fund                        Lehman Brothers Holdings, Inc.            $      63,531
-----------------------------------------------------------------------------------------------------
Leisure Fund                         Lehman Brothers Holdings, Inc.            $     293,437
-----------------------------------------------------------------------------------------------------
Precious Metals Fund                 Lehman Brothers Holdings, Inc.            $   1,504,758
-----------------------------------------------------------------------------------------------------
Real Estate Fund                     Lehman Brothers Holdings, Inc.            $     134,996
-----------------------------------------------------------------------------------------------------
Retailing Fund                       Lehman Brothers Holdings, Inc.            $      32,370
-----------------------------------------------------------------------------------------------------
Technology Fund                      Lehman Brothers Holdings, Inc.            $     224,257
-----------------------------------------------------------------------------------------------------
Telecommunications Fund              Lehman Brothers Holdings, Inc.            $     185,406
-----------------------------------------------------------------------------------------------------
Transportation Fund                  Lehman Brothers Holdings, Inc.            $      81,818
-----------------------------------------------------------------------------------------------------
Utilities Fund                       Lehman Brothers Holdings, Inc.            $     752,881
-----------------------------------------------------------------------------------------------------


MANAGEMENT OF THE TRUST

BOARD RESPONSIBILITIES. The management and affairs of the Trust are supervised by the Board under the laws of the State of Delaware and the 1940 Act. The Board has approved contracts, as described below, under which certain companies provide essential management services to the Trust.

MEMBERS OF THE BOARD AND OFFICERS OF THE TRUST. Set forth below are the names, ages, position with the Trust, term of office, and the principal occupations for a minimum of the last five years of each of the persons currently serving as members of the Board and as Executive Officers of the Trust. Also included below is the term of office for each of the Executive Officers of the Trust. The members of the Board serve as Trustees for the life of the Trust or until retirement, removal, or their office is terminated pursuant to the Trust's Declaration of Trust. Unless otherwise noted, the business address of each Trustee and Officer is 9601 Blackwell Road, Suite 500, Rockville, Maryland 20850.

------------------------------------------------------------------------------------------------------------------------
                         POSITION(S)                                                  NUMBER OF
                          HELD WITH                                                 PORTFOLIOS IN
                          THE TRUST,                                                     FUND
                           TERM OF                                                     COMPLEX
    NAME, ADDRESS         OFFICE AND                                                  OVERSEEN
     AND AGE OF           LENGTH OF           PRINCIPAL OCCUPATION(S)                BY TRUSTEE/     OTHER DIRECTORSHIPS
   TRUSTEE/OFFICER       TIME SERVED            DURING PAST 5 YEARS                    OFFICER         HELD BY TRUSTEE
------------------------------------------------------------------------------------------------------------------------
                                                        INTERESTED TRUSTEES*
------------------------------------------------------------------------------------------------------------------------
Michael P. Byrum        Trustee and      PADCO ADVISORS, INC.:                           138         None
(36)                    Secretary from
                        2005 to          Chief  Investment  Officer  from August
                        present.         2006  to   present;   Chief   Operating
                                         Officer of PADCO  Advisors,  Inc.  from
                                         October  2003  to May  2004;  Executive
                                         Vice  President  from  December 2002 to
                                         May  2004;  President  from May 2004 to
                                         present;  and  Secretary  from December
                                         2002 to present

                                         PADCO ADVISORS II, INC.:

                                         Chief  Investment  Officer  from August
                                         2006  to   present;   Chief   Operating
                                         Officer of PADCO Advisors II, Inc. from
                                         December  2003 to May  2004;  Executive
                                         Vice  President  from  December 2002 to
                                         May  2004;  President  from May 2004 to
                                         present;  and  Secretary  from December
                                         2002 to present

                                         RYDEX ADVISORY SERVICES:

                                         President from August 2004 to present

                                         RYDEX CAPITAL PARTNERS I, LLC:

                                         President  and  Secretary  from October
                                         2003 to April 2007

                                         RYDEX CAPITAL PARTNERS II, LLC:

                                         President  and  Secretary  from October
                                         2003 to April 2007

                                         RYDEX DISTRIBUTORS, INC.:

                                         Secretary  from  December  2001  to May
                                         2004;  Executive  Vice  President  from
                                         December  2002 to May  2004;  and Chief
                                         Operating Officer from December 2003 to
                                         May 2004
------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------
                         POSITION(S)                                                  NUMBER OF
                          HELD WITH                                                 PORTFOLIOS IN
                          THE TRUST,                                                     FUND
                           TERM OF                                                     COMPLEX
    NAME, ADDRESS         OFFICE AND                                                  OVERSEEN
     AND AGE OF           LENGTH OF           PRINCIPAL OCCUPATION(S)                BY TRUSTEE/     OTHER DIRECTORSHIPS
   TRUSTEE/OFFICER       TIME SERVED            DURING PAST 5 YEARS                    OFFICER         HELD BY TRUSTEE
------------------------------------------------------------------------------------------------------------------------
                                         RYDEX FUND SERVICES, INC.:

                                         Secretary   from   December   2002   to
                                         present;  Executive Vice President from
                                         December 2002 to August 2006; and Chief
                                         Operating Officer from December 2003 to
                                         May 2004

                                         RYDEX HOLDINGS, INC.:

                                         Secretary from December 2005 to present
                                         and  Executive   Vice   President  from
                                         December 2005 to August 2006

                                         ADVISOR RESEARCH CENTER, INC.:

                                         Secretary  from May 2006 to present and
                                         Executive  Vice President from May 2006
                                         to August 2006

                                         RYDEX SPECIALIZED PRODUCTS, LLC:

                                         Director and Secretary from September
                                         2005 to present
------------------------------------------------------------------------------------------------------------------------
Carl G.                 Trustee from     PADCO ADVISORS, INC.:                           138         None
Verboncoeur (54)        2004 to
                        present;         Chief  Executive  Officer  from October
                        President from   2003   to   present;   Executive   Vice
                        2003 to          President of PADCO Advisors,  Inc. from
                        present; Vice    December    2002   to   October   2003;
                        President from   President of PADCO Advisors,  Inc. from
                        1997 to          October 2003 to May 2004; and Treasurer
                        present; and     from December 2002 to present
                        Treasurer from
                        1997 to 2003.    PADCO   ADVISORS   II,  INC.:

                                         Chief  Executive  Officer from December
                                         2003   to   present;   Executive   Vice
                                         President  of PADCO  Advisors  II, Inc.
                                         from  December  2002 to December  2003;
                                         President  of PADCO  Advisors  II, Inc.
                                         from  December  2002  to May  2004  and
                                         Treasurer from December 2003 to present

                                         RYDEX CAPITAL PARTNERS I, LLC:

                                         Treasurer  from  October  2003 to April
                                         2007, and Executive Vice President from
                                         October 2003 to August 2006

                                         RYDEX CAPITAL PARTNERS II, LLC:

                                         Treasurer  from  October  2003 to April
                                         2007, and Executive Vice President from
                                         October 2003 to August 2006
------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------
                         POSITION(S)                                                  NUMBER OF
                          HELD WITH                                                 PORTFOLIOS IN
                          THE TRUST,                                                     FUND
                           TERM OF                                                     COMPLEX
    NAME, ADDRESS         OFFICE AND                                                  OVERSEEN
     AND AGE OF           LENGTH OF           PRINCIPAL OCCUPATION(S)                BY TRUSTEE/     OTHER DIRECTORSHIPS
   TRUSTEE/OFFICER       TIME SERVED            DURING PAST 5 YEARS                    OFFICER         HELD BY TRUSTEE
------------------------------------------------------------------------------------------------------------------------
                                         RYDEX  ADVISORY  SERVICES:

                                         Chief  Executive  Officer  from  August
                                         2004 to present

                                         RYDEX  DISTRIBUTORS, INC.:

                                         President and Chief  Executive  Officer
                                         from    December   2003   to   present;
                                         Treasurer   from   December   2002   to
                                         present;  Executive Vice President from
                                         December  2002 to  December  2003;  and
                                         Vice  President  from  December 2001 to
                                         December 2002

                                         RYDEX FUND SERVICES,  INC.:

                                         Chief  Executive  Officer from December
                                         2003   to   present;    President   and
                                         Treasurer   from   December   2002   to
                                         present;  and Executive  Vice President
                                         from December 2001 to December 2002

                                         RYDEX HOLDINGS, INC.:

                                         Chief Executive Officer,  President and
                                         Treasurer from December 2005 to present

                                         ADVISOR RESEARCH CENTER, INC.:

                                         Chief Executive Officer,  President and
                                         Treasurer from May 2006 to present

                                         RYDEX SPECIALIZED PRODUCTS, LLC:

                                         Chief Executive  Officer,  Director and
                                         Treasurer   from   September   2005  to
                                         present
------------------------------------------------------------------------------------------------------------------------
                                                 INDEPENDENT TRUSTEES
------------------------------------------------------------------------------------------------------------------------
Corey A. Colehour       Trustee from     Retired from August 2006 to present.            138         None
(61)                    1993 to          Owner and President of Schield
                        present; and     Management Company (registered
                        Member of the    investment adviser) from 2005 to 2006;
                        Audit and        and Senior Vice President of Marketing
                        Nominating       and Co-Owner of Schield Management
                        Committees       Company from 1985 to 2005
                        from 1995 to
                        present.
------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------
                         POSITION(S)                                                  NUMBER OF
                          HELD WITH                                                 PORTFOLIOS IN
                          THE TRUST,                                                     FUND
                           TERM OF                                                     COMPLEX
    NAME, ADDRESS         OFFICE AND                                                  OVERSEEN
     AND AGE OF           LENGTH OF           PRINCIPAL OCCUPATION(S)                BY TRUSTEE/     OTHER DIRECTORSHIPS
   TRUSTEE/OFFICER       TIME SERVED            DURING PAST 5 YEARS                    OFFICER         HELD BY TRUSTEE
------------------------------------------------------------------------------------------------------------------------
J. Kenneth Dalton       Trustee from     Retired                                         138         None
(65)                    1995 to present;
                        Member of the
                        Nominating
                        Committee from
                        1995  to
                        present; and
                        Chairman of
                        the Audit
                        Committee from
                        1997 to
                        present.
------------------------------------------------------------------------------------------------------------------------
John O. Demaret         Trustee from     Retired                                         138         None
(66)                    1997 to
                        present;
                        Chairman of
                        the Board from
                        2006 to
                        present; and
                        Member of the
                        Audit and
                        Nominating
                        Committees
                        from 1997 to
                        present.
------------------------------------------------------------------------------------------------------------------------
Werner E. Keller        Trustee and      Founder and President of Keller                 138          None
(66)                    Member of the    Partners, LLC (registered investment
                        Audit and        adviser) from 2005 to present; and
                        Nominating       Retired from 2001 to 2005
                        Committees
                        from 2005 to
                        present.
------------------------------------------------------------------------------------------------------------------------
Thomas F. Lydon         Trustee and      President of Global Trends Investments          138          None
(46)                    Member of the    (registered investment adviser) from
                        Audit and        1996 to present
                        Nominating
                        Committees
                        from 2005 to
                        present.
------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------
                         POSITION(S)                                                  NUMBER OF
                          HELD WITH                                                 PORTFOLIOS IN
                          THE TRUST,                                                     FUND
                           TERM OF                                                     COMPLEX
    NAME, ADDRESS         OFFICE AND                                                  OVERSEEN
     AND AGE OF           LENGTH OF           PRINCIPAL OCCUPATION(S)                BY TRUSTEE/     OTHER DIRECTORSHIPS
   TRUSTEE/OFFICER       TIME SERVED            DURING PAST 5 YEARS                    OFFICER         HELD BY TRUSTEE
------------------------------------------------------------------------------------------------------------------------
Patrick T.              Trustee from     Chief Executive Officer of Par                  138         None
McCarville (64)         1997 to          Industries, Inc., d/b/a Par Leasing
                        present;         from 1977 to present
                        Chairman of
                        the Nominating
                        Committee from
                        1997 to
                        present; and
                        Member of the
                        Audit
                        Committee
                        from 1997 to
                        present.
------------------------------------------------------------------------------------------------------------------------
Roger Somers (62)       Trustee from     Founder and Chief Executive Officer of          138         None
                        1993 to          Arrow Limousine from 1965 to present
                        present;
                        and Member of
                        the Audit and
                        Nominating
                        Committees
                        from 1995 to
                        present.
------------------------------------------------------------------------------------------------------------------------
                                                       OFFICERS
------------------------------------------------------------------------------------------------------------------------
Nick Bonos (43)         Vice President   Senior Vice President of Fund Services          138         Not Applicable
                        and Treasurer    of PADCO Advisors, Inc. from August
                        from 2003 to     2006 to present; Senior Vice President
                        present.         of Rydex Fund Services, Inc. from
                                         December 2003 to August 2006; Vice
                                         President of Accounting, Rydex Fund
                                         Services, Inc. from 2001 to 2003; and
                                         Chief Financial Officer and Manager of
                                         Rydex Specialized Products, LLC from
                                         September 2005 to present
------------------------------------------------------------------------------------------------------------------------
Joanna M. Haigney       Chief            Chief Compliance Officer of PADCO               138         Not Applicable
(40)                    Compliance       Advisors, Inc. and PADCO Advisors II,
                        Officer from     Inc. from May 2005 to present and Rydex
                        2004 to          Capital Partners I, LLC and Rydex
                        present; and     Capital Partners II, LLC from August
                        Secretary from   2006 to April 2007; Vice President of
                        2000 to          Compliance of PADCO Advisors, Inc. from
                        present.         August 2006 to
------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------
                         POSITION(S)                                                  NUMBER OF
                          HELD WITH                                                 PORTFOLIOS IN
                          THE TRUST,                                                     FUND
                           TERM OF                                                     COMPLEX
    NAME, ADDRESS         OFFICE AND                                                  OVERSEEN
     AND AGE OF           LENGTH OF           PRINCIPAL OCCUPATION(S)                BY TRUSTEE/     OTHER DIRECTORSHIPS
   TRUSTEE/OFFICER       TIME SERVED            DURING PAST 5 YEARS                    OFFICER         HELD BY TRUSTEE
------------------------------------------------------------------------------------------------------------------------
                                         present; Assistant Secretary of Rydex
                                         Distributors, Inc. from December 2001
                                         to December 2003; and Vice President of
                                         Rydex Distributors, Inc. from December
                                         2003 to May 2004 and Rydex Fund
                                         Services, Inc. from December 2001 to
                                         August 2006
------------------------------------------------------------------------------------------------------------------------
Joseph Arruda (40)      Assistant        Vice President of PADCO Advisors, Inc.          138         Not Applicable
                        Treasurer from   and PADCO Advisors II, Inc. from 2004
                        2006 to          to present; Director of Accounting of
                        present.         PADCO Advisors, Inc. and PADCO Advisors
                                         II, Inc. from 2003 to 2004; Vice
                                         President of Mutual Funds, State Street
                                         Bank & Trust from 2000 to 2003
------------------------------------------------------------------------------------------------------------------------
Paula Billos (33)       Controller       Director of Fund Administration of              138         Not Applicable
                        from 2006 to     PADCO Advisors, Inc. and PADCO Advisors
                        present.         II, Inc. from 2001 to present
------------------------------------------------------------------------------------------------------------------------

* Messrs. Verboncoeur and Byrum are "interested" persons of the Trust, as that term is defined in the 1940 Act by virtue of their affiliation with the Funds' Advisor.

BOARD STANDING COMMITTEES. The Board has established the following standing committees:

AUDIT COMMITTEE. The Board has a standing Audit Committee that is composed of each of the independent trustees of the Trust, and which operates pursuant to a written charter approved by the Board. The principal responsibilities of the Audit Committee include: recommending which firm to engage as the Trust's independent auditor and whether to terminate this relationship; reviewing the independent auditors' compensation, the proposed scope and terms of its engagement, and the firm's independence; serving as a channel of communication between the independent auditor and the Board; reviewing the results of each external audit, including any qualifications in the independent auditors' opinion, any related management letter, management's responses to recommendations made by the independent auditors in connection with the audit, reports submitted to the Committee by the Trust's Servicer that are material to the Trust as a whole, if any, and management's responses to any such reports; reviewing the Trust's audited financial statements and considering any significant disputes between the Trust's management and the independent auditor that arose in connection with the preparation of those financial statements; considering, in consultation with the independent auditors and the Trust's senior internal accounting executive, if any, the independent auditors' report on the adequacy of the Trust's internal financial controls; reviewing, in consultation with the Trust's independent auditors, major changes regarding auditing and accounting principles and practices to be followed when preparing the Trust's financial statements; and other audit related matters. Messrs. Colehour, Dalton, Demaret, Keller, Lydon, McCarville and Somers currently serve as members of the Audit Committee. The Audit

Committee meets periodically, as necessary, and met five times in the Trust's most recently completed fiscal year.

NOMINATING COMMITTEE. The Board has a standing Nominating Committee that is composed of each of the independent trustees of the Trust. The Nominating Committee operates under a written charter approved by the Board. The principal responsibility of the Nominating Committee is to consider, recommend and nominate candidates to fill vacancies on the Trust's Board, if any. The Nominating Committee does not have specific procedures in place to consider nominees recommended by shareholders, but would consider such nominees if submitted in accordance with Rule 14a-8 of the 1934 Act in conjunction with a shareholder meeting to consider the election of the members of the Board of Trustees of the Trust. The Nominating Committee also reviews the compensation for the Board members. Messrs. Colehour, Dalton, Demaret, Keller, Lydon, McCarville and Somers serve as members of the Nominating Committee. The Nominating Committee meets periodically, as necessary, and met once during the Trust's most recently completed fiscal year.

FUND SHARES OWNED BY BOARD MEMBERS. The following table shows the dollar amount range of each Trustee's "beneficial ownership" of shares of the Funds and all Rydex Funds as of the end of the most recently completed calendar year. With the exception of those Funds listed below, none of the Trustees beneficially owned shares of the Funds as of December 31, 2006. Dollar amount ranges disclosed are established by the SEC. "Beneficial ownership" is determined in accordance with Rule 16a-1(a)(2) under the 1934 Act. The Trustees and the officers of the Trust own less than 1% of the outstanding shares of the Trust.

-----------------------------------------------------------------------------------------------------
                                                                                   AGGREGATE DOLLAR
                                                                               RANGE OF SHARES IN ALL
                                                             DOLLAR RANGE OF    RYDEX FUNDS OVERSEEN
       NAME                       FUND NAME                   FUND SHARES 1        BY TRUSTEE 1,2
-----------------------------------------------------------------------------------------------------
                                         INTERESTED TRUSTEES
-----------------------------------------------------------------------------------------------------
Michael P. Byrum         Absolute Return Strategies Fund    $50,001-$100,000
                        ----------------------------------------------------       over $100,000
                               Hedged Equity Fund            $10,001-$50,000
-----------------------------------------------------------------------------------------------------
Carl G. Verboncoeur         Multi-Cap Core Equity Fund      $50,001-$100,000
                        ----------------------------------------------------
                              Sector Rotation Fund           $10,001-$50,000       over $100,000
                        ----------------------------------------------------
                         Absolute Return Strategies Fund     $10,001-$50,000
-----------------------------------------------------------------------------------------------------
                                         INDEPENDENT TRUSTEES
-----------------------------------------------------------------------------------------------------
Corey A. Colehour              Sector Rotation Fund          $10,001-$50,000
                        ----------------------------------------------------
                           Multi-Cap Core Equity Fund        $10,001-$50,000
                        ----------------------------------------------------
                              Large-Cap Growth Fund          $10,001-$50,000
                        ----------------------------------------------------
                               Large-Cap Value Fund          $10,001-$50,000
                        ----------------------------------------------------
                                Mid-Cap Value Fund           $10,001-$50,000       over $100,000
                        ----------------------------------------------------
                             Financial Services Fund         $10,001-$50,000
                        ----------------------------------------------------
                             Telecommunications Fund         $10,001-$50,000
                        ----------------------------------------------------
                                  Utilities Fund             $10,001-$50,000
                        ----------------------------------------------------
                            Europe 1.5x Strategy Fund       $50,001-$100,000
-----------------------------------------------------------------------------------------------------
J. Kenneth Dalton                 U.S. Government
                                Money Market Fund            $10,001-$50,000     $10,001 - $50,000
-----------------------------------------------------------------------------------------------------
John O. Demaret                   Technology Fund           $50,001-$100,000        over $100,000
-----------------------------------------------------------------------------------------------------
Thomas F. Lydon                        None                       None                  None
-----------------------------------------------------------------------------------------------------
Werner E. Keller                 Electronics Fund           $50,001-$100,000       over $100,000
                        ----------------------------------------------------
                                   Energy Fund              $50,001-$100,000
                        ----------------------------------------------------
                               Precious Metals Fund         $50,001-$100,000
-----------------------------------------------------------------------------------------------------
                                  U.S. Government
                                 Money Market Fund           over $100,000
-----------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------
                                                                                  AGGREGATE DOLLAR
                                                                               RANGE OF SHARES IN ALL
                                                             DOLLAR RANGE OF    RYDEX FUNDS OVERSEEN
       NAME                          FUND NAME                FUND SHARES 1        BY TRUSTEE 1,2
-----------------------------------------------------------------------------------------------------
Patrick T. McCarville               Nova Fund                $10,001-$50,000
                        ----------------------------------------------------
                                     OTC Fund                  $1-$10,000        $50,001 - $100,000
                        ----------------------------------------------------
                              Sector Rotation Fund          $50,001-$100,000
-----------------------------------------------------------------------------------------------------
Roger J. Somers                     Nova Fund               $50,001-$100,000
                        ----------------------------------------------------
                        Russell 2000(R) 1.5x Strategy Fund  $50,001-$100,000
                        ----------------------------------------------------
                              Sector Rotation Fund           $10,001-$50,000
                        ----------------------------------------------------
                              Large-Cap Value Fund           $10,001-$50,000
                        ----------------------------------------------------
                            Mid-Cap 1.5x Strategy Fund       over $100,000
                        ----------------------------------------------------       over $100,000
                                Biotechnology Fund           $10,001-$50,000
                        ----------------------------------------------------
                                   Energy Fund               $10,001-$50,000
                        ----------------------------------------------------
                              Energy Services Fund          $50,001-$100,000
                        ----------------------------------------------------
                                 U.S. Government             $10,001-$50,000
                                Money Market Fund
-----------------------------------------------------------------------------------------------------

1     Information provided is as of December 31, 2006.

2 Includes Rydex Series Funds, Rydex Dynamic Funds, Rydex Variable Trust and Rydex ETF Trust.

BOARD AND OFFICER COMPENSATION. The aggregate compensation paid by the Trust to each of its Board members and officers serving during the fiscal year ended March 31, 2007, is set forth in the table below. Board members who are directors, officers or employees of the Advisor or any of its affiliated entities do not receive compensation from the Trust:

------------------------------------------------------------------------------------------
                                                PENSION OR       ESTIMATED
                                                RETIREMENT         ANNUAL        TOTAL
                            AGGREGATE        BENEFITS ACCRUED     BENEFITS    COMPENSATION
                        COMPENSATION FROM   AS PART OF TRUST'S     UPON        FROM FUND
   NAME OF TRUSTEE            TRUST              EXPENSES        RETIREMENT    COMPLEX *
------------------------------------------------------------------------------------------
INTERESTED TRUSTEES**
------------------------------------------------------------------------------------------
Michael P. Byrum             $     0                $0               $0         $      0
------------------------------------------------------------------------------------------
Carl G. Verboncoeur          $     0                $0               $0         $      0
------------------------------------------------------------------------------------------
INDEPENDENT TRUSTEES
------------------------------------------------------------------------------------------
Corey A. Colehour            $54,800                $0               $0         $100,000
------------------------------------------------------------------------------------------
J. Kenneth Dalton            $54,800                $0               $0         $100,000
------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------
                                                PENSION OR       ESTIMATED
                                                RETIREMENT         ANNUAL        TOTAL
                            AGGREGATE        BENEFITS ACCRUED     BENEFITS    COMPENSATION
                        COMPENSATION FROM   AS PART OF TRUST'S      UPON       FROM FUND
   NAME OF TRUSTEE            TRUST              EXPENSES        RETIREMENT    COMPLEX *
------------------------------------------------------------------------------------------
John O. Demaret              $61,600                $0               $0         $110,000
------------------------------------------------------------------------------------------
Werner E. Keller             $54,800                $0               $0         $100,000
------------------------------------------------------------------------------------------
Thomas F. Lydon              $54,800                $0               $0         $100,000
------------------------------------------------------------------------------------------
Patrick T. McCarville        $54,800                $0               $0         $100,000
------------------------------------------------------------------------------------------
Roger J. Somers              $54,800                $0               $0         $100,000
------------------------------------------------------------------------------------------

* Represents total compensation for service as Trustee of the Trust, Rydex ETF Trust, Rydex Dynamic Funds, and Rydex Variable Trust.

** Messrs. Verboncoeur and Byrum are "interested" persons of the Trust, as that term is defined in the 1940 Act by virtue of their affiliation with the Funds' Advisor. As officers of the Advisor, they do not receive compensation from the Trust.

CODE OF ETHICS

The Board has adopted a Combined Code of Ethics (the "Code of Ethics") pursuant to Rule 17j-1 under the 1940 Act. The Advisor, Servicer and Distributor are also covered by the Code of Ethics. The Code of Ethics applies to the personal investing activities of trustees, directors, officers and certain employees ("access persons"). Rule 17j-1 and the Code of Ethics are designed to prevent unlawful practices in connection with the purchase or sale of securities by access persons. Under the Code of Ethics, access persons are permitted to engage in personal securities transactions, but are required to report their personal securities transactions for monitoring purposes. In addition, certain access persons are required to obtain approval before investing in private placements and are prohibited from investing in initial public offerings. The Code of Ethics is on file with the SEC, and is available to the public.

PROXY VOTING

The Board has delegated responsibility for decisions regarding proxy voting for securities held by each Fund to the Advisor. The Advisor will vote such proxies in accordance with its proxy policies and procedures, which are included in Appendix B to this SAI. The Board will periodically review each Fund's proxy voting record.

The Trust annually discloses its complete proxy voting record on Form N-PX. The Trust's most recent Form N-PX is available, without charge, upon request, by calling 800.820.0888 or 301.296.5100 or by writing to Rydex Series Funds at 9601 Blackwell Road, Suite 500, Rockville, Maryland 20850. The Trust's Form N-PX is also available on the SEC's web site at www.sec.gov.

THE ADVISORY AGREEMENTS

PADCO Advisors, Inc., 9601 Blackwell Road, Suite 500, Rockville, Maryland 20850, provides portfolio management to each Fund pursuant to an advisory contract with the Trust. The Advisor was incorporated in the State of Maryland on February 5, 1993 and, together with PADCO Advisors II, Inc., a registered investment adviser under common control, does business under the name Rydex Investments (the "Advisor").

The voting common stock of the Advisor is held predominantly by a trust established by the late Albert P. Viragh, Jr., the founder of the Advisor, for the benefit of members of his family (the "Viragh Family Trust"). Under the 1940 Act, control of a company is presumed where one individual or group of individuals owns more than 25% of the voting stock of that company. Therefore, through its ownership of voting common stock, the Viragh Family Trust and/or its three trustees, Katherine A. Viragh, Mark S. Viragh and Roger E. Young, may be deemed, under the 1940 Act, to control the Advisor.

On June 28, 2007, Security Benefit Corporation and Security Benefit Life Insurance Company (together, "Security Benefit") entered into a Purchase and Sale Agreement with several Rydex entities controlled by the Viragh Family Trust pursuant to which the Advisor, together with several other Rydex entities, will be acquired by Security Benefit (the "Transaction"). Security Benefit is a financial services firm that provides a broad variety of retirement plan and other financial products to customers in the advisor, banking, education, government, institutional, and qualified plan markets. Upon completion of the Transaction, the Advisor will be a wholly-owned subsidiary of Security Benefit. While the Transaction will have no material impact on the Funds or their shareholders, it will result in a change of control of the Advisor.

The Advisor manages the investment and the reinvestment of the assets of each of the Funds, in accordance with the investment objectives, policies, and limitations of each Fund, subject to the general supervision and control of the Board and the officers of the Trust. The Advisor bears all costs associated with providing these advisory services and the expenses of the Board members who are affiliated with or interested persons of the Advisor. The Advisor, from its own resources, including profits from advisory fees received from the Funds, provided such fees are legitimate and not excessive, may make payments to broker-dealers and other financial institutions for their expenses in connection with the distribution of Fund shares, and otherwise currently pay all distribution costs for Fund shares.

Under investment advisory agreements with the Advisor dated April 30, 2004 and May 23, 2005, the Advisor serves as the investment adviser for each series of the Trust, and provides investment advice to the Funds and oversees the day-to-day operations of the Funds, subject to direction and control by the Board and the officers of the Trust. As of July 3, 2007, net assets under management of the Advisor and its affiliates were approximately $15.9 billion. Pursuant to each advisory agreement, the Funds pay the Advisor at an annual rate based on the average daily net assets for each respective Fund, as set forth below. Through August 1, 2008, Rydex has contractually agreed to waive its management fee to the extent necessary to limit the ordinary operating expenses of the Commodities Strategy Fund (but excluding interest expenses, brokerage commissions and extraordinary expenses) to not more than 1.20% for A-Class and H-Class Shares and 1.95% for C-Class Shares per annum of the average monthly net assets of the Fund (the "Contractual Fee Waiver"). The Contractual Fee Waiver may not be modified or eliminated prior to August 1, 2008, except with the approval of the Board. There is no guarantee that the contractual fee waiver will continue beyond August 1, 2008.

For the fiscal years ended March 31, 2005, 2006 and 2007, the Funds paid the following advisory fees to the Advisor:

----------------------------------------------------------------------------------------------------
                                                     ADVISORY       ADVISORY FEES     ADVISORY FEES
                               FUND                FEES PAID FOR   PAID FOR FISCAL   PAID FOR FISCAL
                            INCEPTION   ADVISORY    FISCAL YEAR      YEAR ENDED        YEAR ENDED
FUND NAME                      DATE       FEE       ENDED 2005          2006              2007
----------------------------------------------------------------------------------------------------
Inverse Mid-Cap Strategy
Fund                        2/20/2004     0.90%     $   95,929       $  122,440        $  268,708
----------------------------------------------------------------------------------------------------
Inverse OTC Strategy Fund    9/3/1998     0.90%     $2,040,941*      $1,804,546*       $1,603,243*
----------------------------------------------------------------------------------------------------
Inverse Russell 2000(R)
Strategy Fund               2/20/2004     0.90%     $  298,350       $  480,862        $1,033,413
----------------------------------------------------------------------------------------------------
Inverse S&P 500 Strategy
Fund                         1/7/1994     0.90%     $4,196,787*      $4,075,474*       $4,211,861*
----------------------------------------------------------------------------------------------------
Mid-Cap 1.5x Strategy
Fund                        8/16/2001     0.90%     $  642,577       $  725,595        $  525,676
----------------------------------------------------------------------------------------------------
Multi-Cap Core              9/23/2002     0.90%     $  642,796       $  750,945        $  489,471
----------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------
                                                                      ADVISORY          ADVISORY FEES       ADVISORY FEES
                                        FUND                        FEES PAID FOR      PAID FOR FISCAL     PAID FOR FISCAL
                                      INCEPTION      ADVISORY        FISCAL YEAR          YEAR ENDED          YEAR ENDED
FUND NAME                               DATE           FEE           ENDED 2005              2006                2007
---------------------------------------------------------------------------------------------------------------------------
Equity Fund***
---------------------------------------------------------------------------------------------------------------------------
Nova Fund                             7/12/1993         0.75%      $     2,553,536*    $     2,226,492*    $     1,719,438*
---------------------------------------------------------------------------------------------------------------------------
OTC Fund                              2/14/1994         0.75%      $     7,056,687     $     7,265,148     $     5,348,630
---------------------------------------------------------------------------------------------------------------------------
Russell 2000(R) Fund                   6/1/2006         0.75%                     **                  **   $        60,560
---------------------------------------------------------------------------------------------------------------------------
Russell 2000(R) 1.5x Strategy Fund    11/1/2000         0.90%      $     1,727,754     $     1,532,901     $       960,601
---------------------------------------------------------------------------------------------------------------------------
S&P 500 Fund                           6/1/2006         0.75%                     **                  **   $        90,508
---------------------------------------------------------------------------------------------------------------------------
Sector Rotation Fund                  3/22/2002         0.90%      $     1,102,581     $     1,779,379     $     3,152,003
---------------------------------------------------------------------------------------------------------------------------
Large-Cap Growth Fund                 2/20/2004         0.75%      $       176,237     $       322,187     $       282,005
---------------------------------------------------------------------------------------------------------------------------
Large-Cap Value Fund                  2/20/2004         0.75%      $       510,432     $       435,677     $     1,298,799
---------------------------------------------------------------------------------------------------------------------------
Mid-Cap Growth Fund                   2/20/2004         0.75%      $       230,429     $       594,267     $       201,402
---------------------------------------------------------------------------------------------------------------------------
Mid-Cap Value Fund                    2/20/2004         0.75%      $       480,840     $       757,243     $       326,530
---------------------------------------------------------------------------------------------------------------------------
Small-Cap Growth Fund                 2/20/2004         0.75%      $       451,892     $       476,755     $       234,482
---------------------------------------------------------------------------------------------------------------------------
Small-Cap Value Fund                  2/20/2004         0.75%      $       605,378     $       553,752     $       288,899
---------------------------------------------------------------------------------------------------------------------------
Banking Fund                           4/1/1998         0.85%      $       148,382     $        90,465     $       121,210
---------------------------------------------------------------------------------------------------------------------------
Basic Materials Fund                   4/1/1998         0.85%      $       398,276     $       301,919     $       359,658
---------------------------------------------------------------------------------------------------------------------------
Biotechnology Fund                     4/1/1998         0.85%      $     1,129,588     $     1,227,637     $       840,080
---------------------------------------------------------------------------------------------------------------------------
Consumer Products Fund                 7/6/1998         0.85%      $       386,508     $       261,171     $       378,535
---------------------------------------------------------------------------------------------------------------------------
Electronics Fund                       4/1/1998         0.85%      $       364,895     $       429,641     $       275,192
---------------------------------------------------------------------------------------------------------------------------
Energy Fund                           4/21/1998         0.85%      $     1,129,087     $     1,400,241     $     1,070,459
---------------------------------------------------------------------------------------------------------------------------
Energy Services Fund                   4/1/1998         0.85%      $       598,570     $     1,415,125     $     1,476,202
---------------------------------------------------------------------------------------------------------------------------
Financial Services Fund                4/2/1998         0.85%      $       352,666     $       303,602     $       406,806
---------------------------------------------------------------------------------------------------------------------------
Health Care Fund                      4/17/1998         0.85%      $       449,221     $       755,010     $       586,043
---------------------------------------------------------------------------------------------------------------------------
Internet Fund                          4/6/2000         0.85%      $       184,568     $       152,710     $       155,611
---------------------------------------------------------------------------------------------------------------------------
Leisure Fund                           4/1/1998         0.85%      $       323,122     $       179,516     $       270,721
---------------------------------------------------------------------------------------------------------------------------
Precious Metals Fund                  12/1/1993         0.75%      $     1,439,490     $     1,536,532     $     1,641,503
---------------------------------------------------------------------------------------------------------------------------
Retailing Fund                         4/1/1998         0.85%      $       134,814     $       175,155     $       138,347
---------------------------------------------------------------------------------------------------------------------------
Technology Fund                       4/14/1998         0.85%      $       422,999     $       357,577     $       331,368
---------------------------------------------------------------------------------------------------------------------------
Telecommunications Fund                4/1/1998         0.85%      $       153,471     $       161,381     $       246,756
---------------------------------------------------------------------------------------------------------------------------
Transportation Fund                    4/2/1998         0.85%      $       288,747     $       329,596     $       315,775
---------------------------------------------------------------------------------------------------------------------------
Utilities Fund                         4/3/2000         0.85%      $       250,823     $       466,642     $       462,211
---------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------
                                                                      ADVISORY         ADVISORY FEES       ADVISORY FEES
                                        FUND                        FEES PAID FOR     PAID FOR FISCAL     PAID FOR FISCAL
                                      INCEPTION       ADVISORY       FISCAL YEAR        YEAR ENDED           YEAR ENDED
FUND NAME                               DATE            FEE           ENDED 2005           2006                 2007
------------------------------------------------------------------------------------------------------------------------------
Europe 1.25x Strategy Fund             5/8/2000         0.90%      $       509,159     $       507,913     $       796,962
------------------------------------------------------------------------------------------------------------------------------
Japan 1.25x Strategy Fund              5/8/2000         0.90%      $       609,738     $       785,818     $       700,396
------------------------------------------------------------------------------------------------------------------------------
Government Long Bond 1.2x Strategy
Fund                                   1/3/1994         0.50%      $       529,565     $       587,542     $       563,994
------------------------------------------------------------------------------------------------------------------------------
Inverse Government Long Bond
Strategy Fund                          3/3/1995         0.90%      $    23,980,129*    $    18,373,376*    $     9,286,719*
------------------------------------------------------------------------------------------------------------------------------
High Yield Strategy Fund              4/15/2007         0.75%                     **                  **                  **
------------------------------------------------------------------------------------------------------------------------------
Inverse High Yield Strategy Fund      4/15/2007         0.75%                     **                  **                  **
------------------------------------------------------------------------------------------------------------------------------
Absolute Return Strategies Fund       9/19/2005         1.15%                     **   $       105,792     $     1,992,108
------------------------------------------------------------------------------------------------------------------------------
Commodities Strategy Fund               5/25/05         0.75%                     **   $       150,839     $       351,996
------------------------------------------------------------------------------------------------------------------------------
Strengthening Dollar
2x Strategy Fund                        5/25/05         0.90%                     **   $        90,743     $       197,221
------------------------------------------------------------------------------------------------------------------------------
Weakening Dollar
2x Strategy Fund                        5/25/05         0.90%                     **   $       189,120     $     1,300,330
------------------------------------------------------------------------------------------------------------------------------
Hedged Equity Fund                    9/19/2005         1.15%                     **   $        58,154     $       414,760
------------------------------------------------------------------------------------------------------------------------------
Real Estate Fund                      2/20/2004         0.85%      $       346,730     $       278,357     $       449,638
------------------------------------------------------------------------------------------------------------------------------
Essential Portfolio
Conservative Fund                     6/30/2006         0.00%****                 **                  **                  ****
------------------------------------------------------------------------------------------------------------------------------
Essential Portfolio
Moderate Fund                         6/30/2006         0.00%****                 **                  **                  ****
------------------------------------------------------------------------------------------------------------------------------
Essential Portfolio
Aggressive Fund                       6/30/2006         0.00%****                 **                  **                  ****
------------------------------------------------------------------------------------------------------------------------------
U.S. Government Money Market Fund     12/1/1993         0.50%      $     7,699,470     $     7,266,999     $     6,601,467
------------------------------------------------------------------------------------------------------------------------------

* Prior to April 1, 2007, the Funds pursued their respective investment objectives indirectly through a master-feeder arrangement, and the advisory fees were paid by the corresponding master fund. Effective April 1, 2007, the Funds discontinued their master-feeder arrangements and now pursue their investment objectives directly. As a result, the Funds pay all fees and expenses.

**    Not in operation for the period indicated.

*** The Multi-Cap Core Equity Fund pays the Advisor a management fee that is comprised of two components: the first component is an annual basic fee (the "basic fee") equal to 0.70% of the Multi-Cap Core Equity Fund's average daily net assets, and the second component is a performance fee adjustment. The Multi-Cap Core Equity Fund's fee structure is described below.

**** The Advisor receives an investment advisory fee for managing the Underlying Funds. The Underlying Funds pay a monthly investment advisory fee to the Advisor for its services. The fee is based on the average daily net assets of each Underlying Fund and calculated at an annual rate for each Underlying Fund. For more information regarding the Underlying Funds' investment advisory fees and expense limitations, please see the

      Underlying Funds' prospectuses and applicable sections of this SAI. The Funds benefit from the investment advisory services provided to the Underlying Funds and, as shareholders of those Underlying Funds, indirectly bear a proportionate share of those Underlying Funds' advisory fees.

The Multi-Cap Core Equity Fund's basic fee is subject to upward or downward adjustment depending on whether, and to what extent, the investment performance of the Fund for the relevant performance period exceeds, or is exceeded by, the investment record (the "record") of the index determined by the Fund to be appropriate over the same period. The Trustees have designated the Russell 3000(R) Index (the "Index") for this purpose. The Index measures the performance of the 3,000 largest U.S. companies based on total market capitalization, which represents approximately 98% of the investable U.S. equity market.

The performance period consists of a rolling 12-month period, and will be calculated and applied at the end of each month. Each 0.0375% of difference will result in a performance rate adjustment of 0.01%. The maximum annualized performance rate adjustment is +/- 0.20%. A percentage of this rate (based on the number of days in the current month) is then multiplied by the average daily net assets of the Multi-Cap Core Equity Fund over the entire performance period, giving the dollar amount that will be added to (or subtracted from) the basic fee.

PERFORMANCE ADJUSTMENT EXAMPLE. The following hypothetical example illustrates the application of the performance adjustment. For purposes of the example, any dividends and capital gain distributions paid by the Multi-Cap Core Equity Fund are treated as if reinvested in shares of the Multi-Cap Core Equity Fund at net asset value, and any dividends paid on the stocks in the Index are treated as if reinvested in the Index.

The example also makes these assumptions:

                               Fund's       Index's           Fund's
For the rolling 12-month    investment    cumulative    performance relative
performance period          performance     change         to the Index
-------------------------   -----------   ----------   ---------------------
January 1                    $50.00       100.00
December 31                  $55.25       110.20
Absolute change              +$5.25      +$10.20
Actual change                +10.50%      +10.20%              +0.30%

Based on these assumptions, the Multi-Cap Core Equity Fund calculates the Advisor's management fee rate for the last month of the performance period as follows:

      o The portion of the annual basic fee rate of 0.70% applicable to that month is multiplied by the Fund's average daily net assets for the month. This results in the dollar amount of the basic fee.

      o The +0.30% difference between the performance of the Multi-Cap Core Equity Fund and the record of the Index is divided by 3.75, producing a rate of 0.08%.

      o The 0.08% rate (adjusted for the number of days in the month) is multiplied by the Fund's average daily net assets for the performance period. This results in the dollar amount of the performance adjustment.

      o The dollar amount of the performance adjustment is added to the dollar amount of the basic fee, producing the adjusted management fee.

If the record of the Index during the performance period exceeded the Multi-Cap Core Equity Fund's performance, the dollar amount of the performance adjustment would be deducted from the dollar amount of the basic fee.

Because the adjustment to the basic fee is based on the comparative performance of the Multi-Cap Core Equity Fund and the record of the Index, the controlling factor is not whether the Multi-Cap Core Equity Fund performance is up or down, but whether it is up or down more or less than the record of the Index. Therefore, it is possible that the Fund will pay a positive performance adjustment even during periods of negative Fund performance. Moreover, the comparative investment performance of the Multi-Cap Core Equity Fund is based solely on the relevant performance period without regard to the cumulative performance over a longer or shorter period of time.

From time to time, the Trustees may determine that another securities index is a more appropriate benchmark than the Index for purposes of evaluating the performance of the Multi-Cap Core Equity Fund. In such event, a successor index may be substituted for the Index in prospectively calculating the performance based adjustment to the basic fee. However, the calculation of the performance adjustment for any portion of the performance period prior to the adoption of the successor index would still be based upon the Multi-Cap Core Equity Fund's performance compared to the Index.

It is not possible to predict the effect of the performance adjustment on the overall compensation to the Advisor in the future since it will depend on the performance of the Multi-Cap Core Equity Fund relative to the record of the Index.

Under the terms of the advisory contract, the Multi-Cap Core Equity Fund pays management fees at a rate equal to the basic fee plus or minus the amount of the performance adjustment for the current semi-annual period. The management fee is computed and accrued daily, and the entire management fee is paid monthly.

The continuance of each advisory agreement must be specifically approved at least annually (i) by the vote of the Board or by a vote of the shareholders of the Funds and (ii) by the vote of a majority of the Board members who are not parties to the Advisory Agreement or "interested persons" of any party thereto, cast in person at a meeting called for the purpose of voting on such approval. Each advisory agreement will terminate automatically in the event of its assignment, and is terminable at any time without penalty by the Board or, with respect to a Fund, by a majority of the outstanding shares of the Fund, on not less than 60 days' written notice to the Advisor, or by the Advisor on 60 days' written notice to the Trust. Each advisory agreement provides that the Advisor shall not be protected against any liability to the Trust or its shareholders by reason of willful misfeasance, bad faith or gross negligence on its part in the performance of its duties or from reckless disregard of its obligations or duties thereunder.

PORTFOLIO MANAGERS

This  section  includes   information  about  each  Fund's  portfolio  managers,
including information about other accounts they manage, the dollar range of Fund shares they own and how they are compensated.

OTHER ACCOUNTS MANAGED BY PORTFOLIO MANAGERS. Including the Funds, the portfolio managers are responsible for the day-to-day management of certain other accounts, as follows:

-----------------------------------------------------------------------------------------------------
                 REGISTERED INVESTMENT       OTHER POOLED INVESTMENT
                     COMPANIES 1,2                 VEHICLES 1                OTHER ACCOUNTS 1
              ---------------------------------------------------------------------------------------
               NUMBER
                 OF                           NUMBER OF                 NUMBER OF
   NAME       ACCOUNTS     TOTAL ASSETS       ACCOUNTS   TOTAL ASSETS   ACCOUNTS         TOTAL ASSETS
-----------------------------------------------------------------------------------------------------
Michael P.                                                                               Less than
  Byrum          140        $15.2 billion         0        None              6            $5 million
-----------------------------------------------------------------------------------------------------
Michael                                                                                  Less than
Dellapa          140        $15.2 billion         0        None              7            $5 million
-----------------------------------------------------------------------------------------------------
James R.                                                                                 Less than
  King           140        $15.2 billion         0        None              3            $5 million
-----------------------------------------------------------------------------------------------------

1     Information provided is as of March 31, 2007.

2 The portfolio managers manage two registered investment companies, the Rydex Series Funds Multi-Cap Core Equity Fund and Rydex Variable Trust Multi-Cap Core Equity Fund, that are subject to a performance based advisory fee. The two Funds had $88.7 million in assets under management as of March 31, 2007.

CONFLICTS OF INTEREST. The portfolio managers' management of "other accounts" may give rise to potential conflicts of interest in connection with their management of a Fund's investments, on the one hand, and the investments of the other accounts, on the other. The other accounts may have the same investment objective as one of the Funds. Therefore, a potential conflict of interest may arise as a result of the identical investment objectives, whereby the portfolio managers could favor one account over another. Another potential conflict could include the portfolio managers' knowledge about the size, timing and possible market impact of Fund trades, whereby a portfolio manager could use this information to the advantage of other accounts and to the disadvantage of a Fund. However, the Advisor has established policies and procedures to ensure that the purchase and sale of securities among all accounts it manages are fairly and equitably allocated.

PORTFOLIO MANAGER COMPENSATION. The Advisor compensates each portfolio manager for his management of the Funds. The portfolio managers' compensation consists of a fixed annual salary and a discretionary bonus. The amount of the discretionary bonus is determined by two components. The first component is a comparison of the portfolio manager's Fund performance relative to a mutual fund peer's performance and/or to the performance of applicable internal or external benchmarks as measured over a one-year period. Mutual fund peers are those funds with similar investment objectives to a Fund managed by the portfolio managers. Mutual fund peers do not exist for all of the Rydex Funds. Rydex Funds that do not have a mutual fund peer available for comparison purposes will instead be compared to applicable internal or external benchmarks. An external benchmark, such as the S&P 500 Index, will be used for each Rydex Fund that seeks to track the performance of a published index. For a complete list and description of the external benchmarks used by the Funds, see "Investments and Risk - A Brief Guide to the Benchmarks" in the Funds' Prospectuses. An internal benchmark, such as the inverse of the S&P 500 Index, will be used when an external benchmark is not available. With respect to the High Yield Strategy Fund and Inverse High Yield Strategy Fund, the portfolio managers' performance will be compared to the performance of neutral fund peers with similar investment objectives. The second component used to determine the discretionary bonus is based on the Advisor's profit margin and assets under management.

FUND SHARES OWNED BY PORTFOLIO MANAGERS. The following table shows the dollar amount range of each portfolio manager's "beneficial ownership" of shares of each Fund as of the Trust's most recently completed fiscal year end. Dollar amount ranges disclosed are established by the SEC. "Beneficial ownership" is determined in accordance with Rule 16a-1(a)(2) under the 1934 Act.

---------------------------------------------------------------------------------------
PORTFOLIO MANAGER        FUND NAME                         DOLLAR RANGE OF SHARES OWNED
---------------------------------------------------------------------------------------
Michael P. Byrum         Absolute Return Strategies Fund   $50,001 - $100,000
                         Hedged Equity Fund                $10,001 - $50,000
---------------------------------------------------------------------------------------
Michael Dellapa          N/A                               $0
---------------------------------------------------------------------------------------
James R. King            N/A                               $0
---------------------------------------------------------------------------------------


THE ADMINISTRATIVE SERVICE AGREEMENT AND ACCOUNTING SERVICE AGREEMENT

General administrative, shareholder, dividend disbursement, transfer agent, and registrar services are provided to the Trust and the Funds by Rydex Fund
Services, Inc. (the "Servicer"), 9601 Blackwell Road, Suite 500, Rockville, Maryland 20850, subject to the general supervision and control of the Board and the officers of the Trust, pursuant to a service agreement between the Trust and the Servicer. The Servicer is wholly-owned by the Viragh Family Trust.

Under the service agreement, the Servicer provides the Trust and each Fund with all required general administrative services, including, without limitation, office space, equipment, and personnel; clerical and general back office services; bookkeeping, internal accounting, and secretarial services; the determination of NAVs; and the preparation and filing of all reports, registration statements, proxy statements, and all other materials required to be filed or furnished by the Trust and each Fund under federal and state securities laws. The Servicer also maintains the shareholder account records for each Fund, disburses dividends and distributions payable by each Fund, and produces statements with respect to account activity for each Fund and each Fund's shareholders. The Servicer pays all fees and expenses that are directly related to the services provided by the Servicer to each Fund; each Fund reimburses the Servicer for all fees and expenses incurred by the Servicer which are not directly related to the services the Servicer provides to the Fund under the service agreement.

In consideration for its services, the Servicer is entitled to a fee, which is calculated daily and paid monthly, at an annual rate of 0.25% of the average daily net assets of each Fund except the Government Long Bond 1.2x Strategy and U.S. Government Money Market Funds, which have an annual rate of 0.20% of the daily net assets of the Funds. The service fee contractual rate paid to the Servicer by the Funds is set forth below.

For the fiscal years ended March 31, 2005, 2006 and 2007, the Funds paid the following service fees to the Servicer:

------------------------------------------------------------------------------------------------------
                                                  ADMINISTRATIVE    ADMINISTRATIVE     ADMINISTRATIVE
                                                  SERVICE FEES      SERVICE FEES     SERVICE FEES PAID
                                       FUND      PAID FOR FISCAL   PAID FOR FISCAL    FOR FISCAL YEAR
                                    INCEPTION       YEAR ENDED        YEAR ENDED           ENDED
FUND NAME                              DATE            2005              2006               2007
------------------------------------------------------------------------------------------------------
Inverse Mid-Cap Strategy Fund       2/20/2004      $    26,647       $    34,011        $    74,641
------------------------------------------------------------------------------------------------------
Inverse OTC Strategy Fund            9/3/1998      $   566,785       $   501,190        $   445,126
------------------------------------------------------------------------------------------------------
Inverse Russell 2000(R) Strategy
Fund                                2/20/2004      $    82,875       $   133,573        $   287,059
------------------------------------------------------------------------------------------------------
Inverse S&P 500 Strategy Fund        1/7/1994      $ 1,165,305       $ 1,131,698        $ 1,169,307
------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------
                                                  ADMINISTRATIVE    ADMINISTRATIVE     ADMINISTRATIVE
                                                  SERVICE FEES      SERVICE FEES     SERVICE FEES PAID
                                       FUND      PAID FOR FISCAL   PAID FOR FISCAL    FOR FISCAL YEAR
                                    INCEPTION       YEAR ENDED       YEAR ENDED            ENDED
FUND NAME                              DATE            2005             2006                2007
------------------------------------------------------------------------------------------------------
Mid-Cap 1.5x Strategy Fund          8/16/2001      $   178,494       $   201,554        $   146,021
------------------------------------------------------------------------------------------------------
Multi-Cap Core Equity Fund          9/23/2002      $   193,112       $   208,961        $   196,779
------------------------------------------------------------------------------------------------------
Nova Fund                           7/12/1993      $   850,815       $   741,920        $   572,813
------------------------------------------------------------------------------------------------------
OTC Fund                            2/14/1994      $ 2,352,229       $ 2,421,716        $ 1,782,877
------------------------------------------------------------------------------------------------------
Russell 2000(R) Fund                 6/1/2006                 *                 *       $    20,187
------------------------------------------------------------------------------------------------------
Russell 2000(R) 1.5x Strategy Fund  11/1/2000      $   479,932       $   425,806        $   266,834
------------------------------------------------------------------------------------------------------
S&P 500 Fund                         6/1/2006                 *                 *       $    30,169
------------------------------------------------------------------------------------------------------
Sector Rotation Fund                3/22/2002      $   306,273       $   494,272        $   875,556
------------------------------------------------------------------------------------------------------
Large-Cap Growth Fund               2/20/2004      $    58,746       $   107,396        $    94,002
------------------------------------------------------------------------------------------------------
Large-Cap Value Fund                2/20/2004      $   170,144       $   145,225        $   432,933
------------------------------------------------------------------------------------------------------
Mid-Cap Growth Fund                 2/20/2004      $    76,810       $   198,089        $    67,134
------------------------------------------------------------------------------------------------------
Mid-Cap Value Fund                  2/20/2004      $   160,280       $   252,414        $   108,843
------------------------------------------------------------------------------------------------------
Small-Cap Growth Fund               2/20/2004      $   150,631       $   158,918        $    78,161
------------------------------------------------------------------------------------------------------
Small-Cap Value Fund                2/20/2004      $   201,793       $   184,584        $    96,300
------------------------------------------------------------------------------------------------------
Banking Fund                         4/1/1998      $    43,642       $    26,607        $    35,650
------------------------------------------------------------------------------------------------------
Basic Materials Fund                 4/1/1998      $   117,140       $    88,800        $   105,782
------------------------------------------------------------------------------------------------------
Biotechnology Fund                   4/1/1998      $   332,232       $   361,070        $   247,082
------------------------------------------------------------------------------------------------------
Consumer Products Fund               7/6/1998      $   113,679       $    76,815        $   111,334
------------------------------------------------------------------------------------------------------
Electronics Fund                     4/1/1998      $   107,322       $   126,365        $    80,939
------------------------------------------------------------------------------------------------------
Energy Fund                         4/21/1998      $   332,084       $   411,836        $   314,841
------------------------------------------------------------------------------------------------------
Energy Services Fund                 4/1/1998      $   176,050       $   416,213        $   434,177
------------------------------------------------------------------------------------------------------
Financial Services Fund              4/2/1998      $   103,725       $    89,295        $   119,649
------------------------------------------------------------------------------------------------------
Health Care Fund                    4/17/1998      $   132,124       $   222,062        $   172,365
------------------------------------------------------------------------------------------------------
Internet Fund                        4/6/2000      $    54,285       $    44,915        $    45,768
------------------------------------------------------------------------------------------------------
Leisure Fund                         4/1/1998      $    95,036       $    52,799        $    79,624
------------------------------------------------------------------------------------------------------
Precious Metals Fund                12/1/1993      $   479,830       $   512,177        $   547,168
------------------------------------------------------------------------------------------------------
Retailing Fund                       4/1/1998      $    39,651       $    51,516        $    40,690
------------------------------------------------------------------------------------------------------
Technology Fund                     4/14/1998      $   124,412       $   105,170        $    97,461
------------------------------------------------------------------------------------------------------
Telecommunications Fund              4/1/1998      $    45,139       $    47,465        $    72,575
------------------------------------------------------------------------------------------------------
Transportation Fund                  4/2/1998      $    84,926       $    96,940        $    92,875
------------------------------------------------------------------------------------------------------
Utilities Fund                       4/3/2000      $    73,771       $   137,247        $   135,944
------------------------------------------------------------------------------------------------------
Europe 1.25x Strategy Fund           5/8/2000      $   141,433       $   141,087        $   221,379
------------------------------------------------------------------------------------------------------
Japan 1.25x Strategy Fund            5/8/2000      $   169,372       $   218,283        $   194,554
------------------------------------------------------------------------------------------------------
Government Long Bond 1.2x
Strategy Fund                        1/3/1994      $   211,826       $   235,017        $   225,598
------------------------------------------------------------------------------------------------------
Inverse Government Long Bond
Strategy Fund                        3/3/1995      $ 6,658,694       $ 5,101,707        $ 2,278,030
------------------------------------------------------------------------------------------------------
High Yield Strategy Fund            4/15/2007                 *                 *                  *
------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------
                                                  ADMINISTRATIVE    ADMINISTRATIVE     ADMINISTRATIVE
                                                  SERVICE FEES      SERVICE FEES     SERVICE FEES PAID
                                       FUND      PAID FOR FISCAL   PAID FOR FISCAL    FOR FISCAL YEAR
                                    INCEPTION       YEAR ENDED       YEAR ENDED            ENDED
FUND NAME                              DATE            2005             2006                2007
------------------------------------------------------------------------------------------------------
Inverse High Yield Strategy Fund    4/15/2007                 *                 *                  *
------------------------------------------------------------------------------------------------------
Absolute Return Strategies Fund**   9/19/2005                 *                 **                 **
------------------------------------------------------------------------------------------------------
Commodities Strategy Fund           5/25/2005                 *      $    50,280        $   117,332
------------------------------------------------------------------------------------------------------
Strengthening Dollar 2x
Strategy Fund                       5/25/2005                 *      $    25,206        $    54,784
------------------------------------------------------------------------------------------------------
Weakening Dollar 2x Strategy Fund   5/25/2005                 *      $    52,533        $   361,203
------------------------------------------------------------------------------------------------------
Hedged Equity Fund                  9/19/2005                 *                 **                 **
------------------------------------------------------------------------------------------------------
Real Estate Fund                    2/20/2004      $   101,979       $    81,870        $   132,246
------------------------------------------------------------------------------------------------------
Essential Portfolio Conservative
Fund                                6/30/3006                 *                 *                  ***
------------------------------------------------------------------------------------------------------
Essential Portfolio Moderate Fund   6/30/3006                 *                 *                  ***
------------------------------------------------------------------------------------------------------
Essential Portfolio Aggressive
Fund                                6/30/3006                 *                 *                  ***
------------------------------------------------------------------------------------------------------
U.S. Government Money Market Fund   12/1/1993      $ 3,079,788       $ 2,906,800        $ 2,640,587
------------------------------------------------------------------------------------------------------

*     Not in operation for the period indicated.

** The Advisor has contractually agreed to pay all operating expenses of the Fund, excluding interest expense and taxes (expected to be de minimis), brokerage commissions and other expenses connected with the execution of portfolio transactions, short dividend expenses, and extraordinary expenses.

*** The Advisor has contractually agreed to pay all other expenses of the Fund, excluding Acquired Fund fees and expenses, interest expense and taxes (expected to be de minimis), brokerage commissions and other expenses connected with the execution of portfolio transactions and extraordinary expenses.

Pursuant to an Accounting Services Agreement, the Servicer serves as Accounting Services Agent and performs certain record keeping and accounting functions for a fee calculated at an annual percentage rate of one-tenth of one percent
(0.10%) on the first $250 million of the average daily net assets, seventy-five-thousandths of one percent (0.075%) on the next $250 million of the average daily net assets, one- twentieth of one percent (0.05%) on the next $250 million of the average daily net assets, and one- thirty-third of one percent (0.03%) on the average daily net assets over $750 million of the Funds. Certain officers and trustees of the Trust are also officers and directors of the Servicer.

For the fiscal years ended March 31, 2005, 2006 and 2007, the Funds paid the following accounting service fees to the Servicer:

-------------------------------------------------------------------------------------------------------------
                                                        ACCOUNTING         ACCOUNTING           ACCOUNTING
                                                    SERVICE FEES PAID   SERVICE FEES PAID   SERVICE FEES PAID
                                                     FOR FISCAL YEAR     FOR FISCAL YEAR     FOR FISCAL YEAR
                                        FUND              ENDED               ENDED               ENDED
FUND NAME                          INCEPTION DATE          2005                2006                2007
-------------------------------------------------------------------------------------------------------------
Inverse Mid-Cap Strategy Fund        2/20/2004          $   10,659          $   13,605          $  29,856
-------------------------------------------------------------------------------------------------------------
Inverse OTC Strategy Fund             9/3/1998          $  224,325          $  200,132          $ 177,663
-------------------------------------------------------------------------------------------------------------
Inverse Russell 2000(R) Strategy
Fund                                 2/20/2004          $   33,150          $   53,429          $ 114,824
-------------------------------------------------------------------------------------------------------------
Inverse S&P 500 Strategy Fund         1/7/1994          $  406,038          $  401,636          $ 403,674
-------------------------------------------------------------------------------------------------------------
Mid-Cap 1.5x Strategy Fund           8/16/2001          $   71,397          $   80,622          $  58,408
-------------------------------------------------------------------------------------------------------------
Multi-Cap Core Equity Fund           9/23/2002          $   77,245          $   83,584          $  78,712
-------------------------------------------------------------------------------------------------------------
Nova Fund                            7/12/1993          $  317,349          $  285,310          $ 227,366
-------------------------------------------------------------------------------------------------------------
OTC Fund                             2/14/1994          $  619,070          $  629,957          $ 541,188
-------------------------------------------------------------------------------------------------------------
Russell 2000(R) Fund                 ]6/1/2006                    *                   *         $   8,075
-------------------------------------------------------------------------------------------------------------
Russell 2000(R) 1.5x Strategy
Fund                                 11/1/2000          $  188,566          $  170,131          $ 106,733
-------------------------------------------------------------------------------------------------------------
S&P 500 Fund                          6/1/2006                    *                   *         $  12,068
-------------------------------------------------------------------------------------------------------------
Sector Rotation Fund                 3/22/2002          $  122,509          $  193,592          $ 324,995
-------------------------------------------------------------------------------------------------------------
Large-Cap Growth Fund                2/20/2004          $   23,498          $   42,958          $  37,601
-------------------------------------------------------------------------------------------------------------
Large-Cap Value Fund                 2/20/2004          $   68,058          $   58,090          $ 172,985
-------------------------------------------------------------------------------------------------------------
Mid-Cap Growth Fund                  2/20/2004          $   30,724          $   79,236          $  26,854
-------------------------------------------------------------------------------------------------------------
Mid-Cap Value Fund                   2/20/2004          $   64,112          $  100,966          $  43,537
-------------------------------------------------------------------------------------------------------------
Small-Cap Growth Fund                2/20/2004          $   60,252          $   63,567          $  31,264
-------------------------------------------------------------------------------------------------------------
Small-Cap Value Fund                 2/20/2004          $   80,717          $   73,834          $  38,520
-------------------------------------------------------------------------------------------------------------
Banking Fund                          4/1/1998          $   17,457          $   10,643          $  14,260
-------------------------------------------------------------------------------------------------------------
Basic Materials Fund                  4/1/1998          $   46,856          $   35,520          $  42,313
-------------------------------------------------------------------------------------------------------------
Biotechnology Fund                    4/1/1998          $  132,893          $  144,428          $  98,833
-------------------------------------------------------------------------------------------------------------
Consumer Products Fund                7/6/1998          $   45,472          $   30,726          $  44,534
-------------------------------------------------------------------------------------------------------------
Electronics Fund                      4/1/1998          $   42,929          $   50,546          $  32,375
-------------------------------------------------------------------------------------------------------------
Energy Fund                          4/21/1998          $  132,834          $  164,734          $ 125,936
-------------------------------------------------------------------------------------------------------------
Energy Services Fund                  4/1/1998          $   70,420          $  165,826          $ 173,278
-------------------------------------------------------------------------------------------------------------
Financial Services Fund               4/2/1998          $   41,490          $   35,718          $  47,860
-------------------------------------------------------------------------------------------------------------
Health Care Fund                     4/17/1998          $   52,849          $   88,835          $  68,946
-------------------------------------------------------------------------------------------------------------
Internet Fund                         4/6/2000          $   21,714          $   17,966          $  18,307
-------------------------------------------------------------------------------------------------------------
Leisure Fund                          4/1/1998          $   38,014          $   21,119          $  31,850
-------------------------------------------------------------------------------------------------------------
Precious Metals Fund                 12/1/1993          $  191,417          $  204,551          $ 217,752
-------------------------------------------------------------------------------------------------------------
Retailing Fund                        4/1/1998          $   15,861          $   20,606          $  16,276
-------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------
                                                        ACCOUNTING          ACCOUNTING         ACCOUNTING
                                                    SERVICE FEES PAID   SERVICE FEES PAID   SERVICE FEES PAID
                                                     FOR FISCAL YEAR     FOR FISCAL YEAR     FOR FISCAL YEAR
                                        FUND              ENDED               ENDED               ENDED
FUND NAME                          INCEPTION DATE          2005                2006                2007
-------------------------------------------------------------------------------------------------------------
Technology Fund                      4/14/1998          $   49,765          $   42,068          $  38,984
-------------------------------------------------------------------------------------------------------------
Telecommunications Fund               4/1/1998          $   18,055          $   18,986          $  29,030
-------------------------------------------------------------------------------------------------------------
Transportation Fund                   4/2/1998          $   33,970          $   38,776          $  37,150
-------------------------------------------------------------------------------------------------------------
Utilities Fund                        4/3/2000          $   29,509          $   54,899          $  54,378
-------------------------------------------------------------------------------------------------------------
Europe 1.25x Strategy Fund            5/8/2000          $   56,573          $   56,435          $  88,551
-------------------------------------------------------------------------------------------------------------
Japan 1.25x Strategy Fund             5/8/2000          $   67,749          $   87,313          $  77,822
-------------------------------------------------------------------------------------------------------------
Government Long Bond 1.2x
Strategy Fund                         1/3/1994          $  105,913          $  117,508          $ 112,799
-------------------------------------------------------------------------------------------------------------
Inverse Government Long Bond
Strategy Fund                         3/3/1995          $1,135,845          $  951,556          $ 642,519
-------------------------------------------------------------------------------------------------------------
High Yield Strategy Fund             4/15/2007                    *                   *                  *
-------------------------------------------------------------------------------------------------------------
Inverse High Yield Strategy
Fund                                 4/15/2007                    *                   *                  *
-------------------------------------------------------------------------------------------------------------
Absolute Return Strategies
Fund**                               9/19/2005                    *                   **                 **
-------------------------------------------------------------------------------------------------------------
Commodities Strategy Fund            5/25/2005                    *         $   20,112          $  46,933
-------------------------------------------------------------------------------------------------------------
Strengthening Dollar 2x
Strategy Fund                        5/25/2005                    *         $   10,083          $  21,913
-------------------------------------------------------------------------------------------------------------
Weakening Dollar 2x Strategy
Fund                                 5/25/2005                    *         $   21,013          $ 144,481
-------------------------------------------------------------------------------------------------------------
Hedged Equity Fund                   9/19/2005                    *                   **                 **
-------------------------------------------------------------------------------------------------------------
Real Estate Fund                     2/20/2004          $   40,792          $   32,748          $  52,899
-------------------------------------------------------------------------------------------------------------
Essential Portfolio
Conservative Fund                    6/30/2006                    *                   *                  ***
-------------------------------------------------------------------------------------------------------------
Essential Portfolio Moderate
Fund                                 6/30/2006                    *                   *                  ***
-------------------------------------------------------------------------------------------------------------
Essential Portfolio
Aggressive Fund                      6/30/2006                    *                   *                  ***
-------------------------------------------------------------------------------------------------------------
U.S. Government Money Market
Fund                                 12/1/1993          $  798,770          $  775,371          $ 732,665
-------------------------------------------------------------------------------------------------------------

*     Not in operation for the period indicated.

** The Advisor has contractually agreed to pay all operating expenses of the Fund, excluding interest expense and taxes (expected to be de minimis), brokerage commissions and other expenses connected with the execution of portfolio transactions, short dividend expenses, and extraordinary expenses.

*** The Advisor has contractually agreed to pay all other expenses of the Fund, excluding Acquired Fund fees and expenses, interest expense and taxes (expected to be de minimis), brokerage commissions and other expenses connected with the execution of portfolio transactions and extraordinary expenses.

DISTRIBUTION

Pursuant to a distribution agreement adopted by the Trust (the "Distribution Agreement"), the Distributor, 9601 Blackwell Road, Suite 500, Rockville, Maryland 20850, acts as distributor for the shares of the Trust under the general supervision and control of the Board and the officers of the Trust. The Distributor is wholly owned by the Viragh Family Trust. The Distribution Agreement grants the Distributor the exclusive right to distribute the shares of the Funds. In addition, the Distribution Agreement permits the Distributor to receive as compensation any front-end sales load or contingent deferred sales charge collected by the Funds or other asset-based sales charges collected pursuant to any distribution or shareholder services plans adopted by the Funds on behalf of the various classes of shares. Each of the Fund's current distribution and shareholder services plans, as well as a description of the services performed under each, are described below.

ADVISOR CLASS DISTRIBUTION AND SHAREHOLDER SERVICING PLAN - Each Fund that offers Advisor Class Shares has adopted a Distribution and Shareholder Services Plan for Advisor Class Shares (the "Advisor Class Plan"). Under the Advisor Class Plan, the Distributor, or third parties that enter into agreements with the Distributor ("Service Providers"), may receive up to 0.25% of each Fund's assets attributable to Advisor Class Shares as compensation for distribution services pursuant to Rule 12b-1 of the 1940 Act. In addition to distribution services, the Advisor Class Plan permits the payment of up to 0.25% of each Fund's assets attributable to Advisor Class Shares to the Distributor or designated Service Providers as compensation for shareholder services, which are not primarily intended to result in the sale of the shares of the Funds.

A-CLASS DISTRIBUTION PLAN - Each Fund has adopted a Distribution Plan applicable to A-Class Shares (the "A-Class Plan"). Under the A-Class Plan, the Distributor, or designated Service Providers, may receive up to 0.25% of each Fund's assets attributable to A-Class Shares as compensation for distribution services pursuant to Rule 12b-1 under the 1940 Act. The Asset Allocation Funds, however, will generally not pay distribution fees to the Distributor.

C-CLASS DISTRIBUTION AND SHAREHOLDER SERVICING PLAN - Each Fund has adopted a Distribution and Shareholder Services Plan for C-Class Shares (the "C-Class Plan"). Under the C-Class Plan, the Distributor, or designated Service Providers, may receive up to a total of 1.00% of each Fund's (except for the Asset Allocation Funds) and 0.75% of each Asset Allocation Fund's assets attributable to C-Class Shares as compensation for distribution and shareholder services pursuant to Rule 12b-1 under the 1940 Act. The C-Class Plan allows for payment of up to 0.75% of each Fund's (except for the Asset Allocation Funds) and 0.50% of each Asset Allocation Fund's assets attributable to C-Class Shares as compensation for distribution services and up to 0.25% of each Fund's assets attributable to C-Class Shares as compensation for shareholder services.

In addition, each Asset Allocation Fund invests in A-Class Shares of the Underlying Funds and the Underlying Funds have adopted the A-Class Distribution Plan discussed above. Under the A-Class Distribution Plan, the Distributor, or designated service providers, may receive up to 0.25% of each Underlying Fund's assets attributable to A-Class Shares as compensation for distribution services pursuant to Rule 12b-1 under the 1940 Act. As a result, designated service providers may receive up to 1.00% of each Fund's assets attributable to C-Class Shares, paid out of asset-based sales charges collected from the Funds under the C-Class Distribution and Shareholder Servicing Plan and from the Underlying Funds under the A-Class Distribution Plan.

H-CLASS DISTRIBUTION PLAN AND SHAREHOLDER SERVICES PLAN - Each Fund that offers H-Class Shares has adopted a Distribution Plan and a Shareholder Services Plan applicable to H-Class Shares (the "H-Class Plan"). Under the H-Class Plan, the Distributor, or designated Service Providers, may receive up to 0.25% of each Fund's assets attributable to H-Class Shares as compensation for distribution services pursuant to Rule 12b-1 under the 1940 Act. The Shareholder Services Plan permits the payment of up to 0.25% of each Fund's assets attributable to H-Class Shares to designated Service Providers as compensation for providing shareholder services, which are not primarily intended to result in the sale of the shares of the Funds.

DESCRIPTION OF DISTRIBUTION AND SHAREHOLDER SERVICES - Distribution services may include: (i) services in connection with distribution assistance, or (ii) payments to financial institutions and other financial intermediaries, such as banks, savings and loan associations, insurance companies, investment counselors, broker-dealers, mutual fund "supermarkets" and the Distributor's affiliates and subsidiaries, as compensation for services or reimbursement of expenses incurred in connection with distribution assistance. The Distributor may, at its discretion, retain a portion of such payments to compensate itself for distribution services and distribution related expenses such as the costs of preparation, printing, mailing or otherwise disseminating sales literature, advertising, and prospectuses (other than those furnished to current shareholders of the Funds), promotional and incentive programs, and such other marketing expenses that the Distributor may incur.

Shareholder services may include: (i) maintaining accounts relating to clients that invest in shares; (ii) arranging for bank wires; (iii) responding to client inquiries relating to the services performed by the Services Providers; (iv) responding to inquiries from clients concerning their investment in shares; (v) assisting clients in changing dividend options, account designations and addresses; (vi) providing information periodically to clients showing their position in shares; (vii) forwarding shareholder communications from the Funds such as proxies, shareholder reports, annual reports, and dividend distribution and tax notices to clients; and (viii) processing dividend payments from the Funds on behalf of clients.

For the fiscal year ended March 31, 2007, the Funds paid the following fees pursuant to the plans described above:

-----------------------------------------------------------------------------------------------
                                               ADVISOR
                                    FUND        CLASS        A-CLASS     C-CLASS      H-CLASS
                                  INCEPTION     (0.25%       (0.25%      (1.00%        (0.25%
FUND NAME                           DATE       12b-1 FEE)  12b-1 FEE)   12b-1 FEE)   12b-1 FEE)
-----------------------------------------------------------------------------------------------
Inverse Mid-Cap Strategy
Fund                              2/20/2004   $       0    $   2,011    $   12,007    $ 69,629
-----------------------------------------------------------------------------------------------
Inverse OTC Strategy
Fund                               9/3/1998   $  74,306    $  10,396    $  177,866    $      0
-----------------------------------------------------------------------------------------------
Inverse Russell 2000(R)
Strategy Fund                     2/20/2004   $       0    $  38,847    $  115,423    $219,357
-----------------------------------------------------------------------------------------------
Inverse S&P 500 Strategy
Fund                               1/7/1994   $ 193,487    $  33,088    $  459,255    $      0
-----------------------------------------------------------------------------------------------
Mid-Cap 1.5x Strategy
Fund                              8/16/2001   $       0    $   8,845    $  206,504    $ 85,550
-----------------------------------------------------------------------------------------------
Multi-Cap Core Equity
Fund                              9/23/2002   $       0    $  11,912    $  307,638    $107,957
-----------------------------------------------------------------------------------------------
Nova Fund                         7/12/1993   $ 219,037    $  44,272    $  440,615    $      0
-----------------------------------------------------------------------------------------------
OTC Fund                          2/14/1994   $  99,982    $   6,843    $  120,998    $      0
-----------------------------------------------------------------------------------------------
Russell 2000(R) Fund               6/1/2006   $       0    $     345    $   13,784    $ 16,395
-----------------------------------------------------------------------------------------------
Russell 2000(R) 1.5x Strategy
Fund                              11/1/2000   $       0    $  13,730    $  243,222    $192,298
-----------------------------------------------------------------------------------------------
S&P 500 Fund                       6/1/2006   $       0    $   2,165    $   15,891    $ 24,031
-----------------------------------------------------------------------------------------------
Sector Rotation Fund              3/22/2002   $       0    $ 105,166    $1,245,924    $458,909
-----------------------------------------------------------------------------------------------
Large-Cap Growth Fund             2/20/2004   $       0    $   3,540    $   69,264    $ 73,145
-----------------------------------------------------------------------------------------------
Large-Cap Value Fund              2/20/2004   $       0    $   4,941    $  115,503    $399,116
-----------------------------------------------------------------------------------------------
Mid-Cap Growth Fund               2/20/2004   $       0    $   4,101    $   23,493    $ 57,160
-----------------------------------------------------------------------------------------------
Mid-Cap Value Fund                2/20/2004   $       0    $   4,726    $   58,816    $ 89,413
-----------------------------------------------------------------------------------------------
Small-Cap Growth Fund             2/20/2004   $       0    $   2,255    $   38,252    $ 66,343
-----------------------------------------------------------------------------------------------
Small-Cap Value Fund              2/20/2004   $       0    $   3,993    $   89,479    $ 69,937
-----------------------------------------------------------------------------------------------
Banking Fund                       4/1/1998   $  16,122    $   1,674    $   23,741    $      0
-----------------------------------------------------------------------------------------------
Basic Materials Fund               4/1/1998   $  41,694    $   5,520    $   71,259    $      0
-----------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------
                                                ADVISOR
                                     FUND        CLASS       A-CLASS     C-CLASS      H-CLASS
                                  INCEPTION     (0.25%       (0.25%      (1.00%        (0.25%
FUND NAME                           DATE       12b-1 FEE)  12b-1 FEE)   12b-1 FEE)   12b-1 FEE)
-----------------------------------------------------------------------------------------------
Biotechnology Fund                 4/1/1998   $  56,889    $   4,770    $   41,643   $       0
-----------------------------------------------------------------------------------------------
Consumer Products Fund             7/6/1998   $  42,369    $   7,309    $   51,821   $       0
-----------------------------------------------------------------------------------------------
Electronics Fund                   4/1/1998   $  22,968    $   1,620    $   41,888   $       0
-----------------------------------------------------------------------------------------------
Energy Fund                       4/21/1998   $  79,931    $   9,324    $  207,274   $       0
-----------------------------------------------------------------------------------------------
Energy Services Fund               4/1/1998   $ 117,553    $  20,589    $  262,107   $       0
-----------------------------------------------------------------------------------------------
Financial Services Fund            4/2/1998   $  82,950    $   4,419    $   34,965   $       0
-----------------------------------------------------------------------------------------------
Health Care Fund                  4/17/1998   $ 103,705    $   2,509    $   65,663   $       0
-----------------------------------------------------------------------------------------------
Internet Fund                      4/6/2000   $  22,920    $     498    $   14,170   $       0
-----------------------------------------------------------------------------------------------
Leisure Fund                       4/1/1998   $  51,088    $   1,591    $   19,657   $       0
-----------------------------------------------------------------------------------------------
Precious Metals Fund              12/1/1993   $  47,515    $  13,616    $  237,719   $       0
-----------------------------------------------------------------------------------------------
Retailing Fund                     4/1/1998   $  22,195    $     443    $   24,278   $       0
-----------------------------------------------------------------------------------------------
Technology Fund                   4/14/1998   $  58,471    $   1,072    $   21,306   $       0
-----------------------------------------------------------------------------------------------
Telecommunications Fund            4/1/1998   $  25,768    $   3,060    $   29,707   $       0
-----------------------------------------------------------------------------------------------
Transportation Fund                4/2/1998   $  37,309    $   4,874    $   48,768   $       0
-----------------------------------------------------------------------------------------------
Utilities Fund                     4/3/2000   $  41,440    $   8,039    $   76,467   $       0
-----------------------------------------------------------------------------------------------
Europe 1.25x Strategy Fund         5/8/2000   $       0    $  13,852    $  102,152   $ 181,989
-----------------------------------------------------------------------------------------------
Japan 1.25x Strategy Fund          5/8/2000   $       0    $  16,556    $   98,004   $ 153,498
-----------------------------------------------------------------------------------------------
Government Long Bond 1.2x
Strategy Fund                      1/3/1994   $ 149,084    $  21,024    $  118,464   $       0
-----------------------------------------------------------------------------------------------
Inverse Government Long Bond
Strategy Fund                      3/3/1995   $ 312,661    $ 246,078    $3,486,307   $       0
-----------------------------------------------------------------------------------------------
High Yield Strategy Fund          4/15/2007            *            *             *           *
-----------------------------------------------------------------------------------------------
Inverse High Yield Strategy
Fund                              4/15/2007            *            *             *           *
-----------------------------------------------------------------------------------------------
Absolute Return Strategies
Fund                              9/19/2005   $       0    $  58,127    $  285,188   $ 303,643
-----------------------------------------------------------------------------------------------
Commodities Strategy Fund         5/24/2005   $       0    $  19,910    $   39,089   $  87,649
-----------------------------------------------------------------------------------------------
Strengthening Dollar 2x
Strategy Fund                     5/24/2005   $       0    $     653    $   23,161   $  48,340
-----------------------------------------------------------------------------------------------
Weakening Dollar 2x Strategy
Fund                              5/24/2005   $       0    $  31,546    $  110,290   $ 302,084
-----------------------------------------------------------------------------------------------
Hedged Equity Fund                9/19/2005   $       0    $  10,650    $   68,716   $  62,337
-----------------------------------------------------------------------------------------------
Real Estate Fund                  2/20/2004   $       0    $  10,137    $   49,235   $ 109,800
-----------------------------------------------------------------------------------------------
Essential  Portfolio
Conservative Fund                 6/30/2006            *            *             *  $       0
-----------------------------------------------------------------------------------------------
Essential Portfolio Moderate
Fund                              6/30/2006            *            *             *  $       0
-----------------------------------------------------------------------------------------------
Essential Portfolio
Aggressive Fund                   6/30/2006            *            *             *  $       0
-----------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------
                                               ADVISOR
                                    FUND        CLASS        A-CLASS     C-CLASS      H-CLASS
                                  INCEPTION     (0.25%        0.25%      (1.00%        (0.25%
FUND NAME                           DATE       12b-1 FEE)  12b-1 FEE)   12b-1 FEE)   12b-1 FEE)
-----------------------------------------------------------------------------------------------
U.S. Government Money Market
Fund                              12/1/1993   $ 914,889    $  37,781    $1,296,958   $       0
-----------------------------------------------------------------------------------------------

*    Not in operation for the period indicated.

COSTS AND EXPENSES

Each Fund bears all expenses of its operations other than those assumed by the Advisor or the Servicer. Fund expenses include: the management fee; the servicing fee (including administrative, transfer agent, and shareholder servicing fees); custodian and accounting fees and expenses; legal and auditing fees; securities valuation expenses; fidelity bonds and other insurance premiums; expenses of preparing and printing prospectuses, confirmations, proxy statements, and shareholder reports and notices; registration fees and expenses; proxy and annual meeting expenses, if any; all federal, state, and local taxes (including, without limitation, stamp, excise, income, and franchise taxes); organizational costs; the costs and expenses of redeeming shares of a Fund; fees and expenses paid to any securities pricing organization; dues and expenses associated with membership in any mutual fund organization; and costs for incoming telephone WATTS lines. In addition, each of the Funds pays an equal portion of the trustee fees and expenses for attendance at Board meetings for the Board members who are not affiliated with, or interested persons of, the Advisor.

BUSINESS CONTINUITY AND DISASTER RECOVERY

The Advisor, the Distributor and the Servicer (collectively, the "Service Providers") have developed a joint Business Continuity and Disaster Recovery Program (the "Program") that is designed to minimize the disruption of normal business operations in the event of a disaster. While the Service Providers believe that the Program is comprehensive and should enable them to survive a disaster and reestablish normal business operations in a timely manner, under certain unusual or unexpected circumstances the Service Providers could be prevented or hindered from providing services to the Funds for extended periods of time. These circumstances may include, without limitation, acts of God, acts of government in its sovereign or contractual capacity, any act of declared or undeclared war or of a public enemy (including acts of terrorism), power shortages or failures, utility or communication failure or delays, labor disputes, strikes, shortages, supply shortages, system failures or malfunctions. Under each Service Provider's agreement with the Trust, absent willful misfeasance, bad faith or gross negligence on the part of the Service Provider, or the reckless disregard of their respective obligations, the Service Provider generally will not be liable for any related losses to the Funds or to the Funds' shareholders as a result of such an occurrence.


PRINCIPAL HOLDERS OF SECURITIES


As of July 2, 2007 the following persons were the only persons who were record owners or, to the knowledge of the Trust, beneficial owners of 5% or more of the shares of the Funds.

-----------------------------------------------------------------------------------------------------------------------
A-CLASS
-----------------------------------------------------------------------------------------------------------------------
                                                                                333 WEST 34TH STREET
INVERSE GOVERNMENT LONG BOND                                                    3RD FLOOR
STRATEGY                           CITIGROUP GLOBAL MARKETS INC.                NEW YORK, NEW YORK 10001          5.17%
-----------------------------------------------------------------------------------------------------------------------
NOVA                               WILLIAM & ANNA TENENBLATT                    BEVERLY HILLS CA 90210-3320      12.27%
-----------------------------------------------------------------------------------------------------------------------
                                                                                333 WEST 34TH STREET
                                                                                3RD FLOOR
INVERSE S&P 500 STRATEGY           CITIGROUP GLOBAL MARKETS INC.                NEW YORK, NEW YORK 10001          6.16%
-----------------------------------------------------------------------------------------------------------------------
                                   RBC DAIN RAUSCHER FBO RANDALL C MCDANIEL,
HEALTH CARE                        MARIANNE M. MCDANIEL                         SHOREWOOD, MN 55331-9470         10.36%
-----------------------------------------------------------------------------------------------------------------------
TECHNOLOGY                         HENRY G BROKER OR EDNA E BROKER              LINDENHURST, NY 11757             5.07%
-----------------------------------------------------------------------------------------------------------------------
LEISURE                            SCOTT & STRINGFELLOW C/F IRIS M RENTZ        GOOSE CREEK, SC 29445            13.52%
-----------------------------------------------------------------------------------------------------------------------
                                   OPPENHEIMER & CO INC.                        125 BROAD STREET
TRANSPORTATION                     FBO JAMES L NEWMAN                           NEW YORK, NY 10004                6.02%
-----------------------------------------------------------------------------------------------------------------------
                                   UBS FINANCIAL SERVICES INC. FBO CLAY D
BIOTECHNOLOGY                      DAVIS AND MEREDITH L DAVIS                   AUSTIN, TX 78730-4235             9.00%
-----------------------------------------------------------------------------------------------------------------------
INTERNET                           AMOS NIVENS                                  CHESTERFIELD, SC 29709           15.35%
-----------------------------------------------------------------------------------------------------------------------
INTERNET                           RBC DAIN RAUSCHER INC FBO COREY M MCGLONE    ROCHESTER, MN 55901               9.86%
-----------------------------------------------------------------------------------------------------------------------
                                                                                MYRTLE BEACH, SC 29588-
INTERNET                           DEBORAH A GUYETTE                            5337                              9.14%
-----------------------------------------------------------------------------------------------------------------------
                                                                                333 WEST 34TH STREET - 3RD
                                                                                FLOOR NEW YORK, NEW
INVERSE RUSSELL 2000(R) STRATEGY   CITIGROUP GLOBAL MARKETS INC.                YORK 10001                       10.22%
-----------------------------------------------------------------------------------------------------------------------
INVERSE MID-CAP STRATEGY           FRED ELBERT HULSE                            BREVARD, NC 28712-3824            9.45%
-----------------------------------------------------------------------------------------------------------------------
                                   UBS FINANCIAL SERVICES INC
INVERSE MID-CAP STRATEGY           FBO PAUL F WERLER, ANN F WERLER              MINNEAPOLIS, MN 55419-5239        6.50%
-----------------------------------------------------------------------------------------------------------------------
HIGH YIELD STRATEGY                ROBERT A MURDOCK OR M PATRICIA MURDOCK       HAVERHILL, MA 01830              24.70%
-----------------------------------------------------------------------------------------------------------------------
                                                                                9601 BLACKWELL RD, SUITE
HIGH YIELD STRATEGY                RYDEX DISTRIBUTORS                           500 ROCKVILLE, MD 20850          25.30%
-----------------------------------------------------------------------------------------------------------------------
                                                                                C/O PLAN PREMIER/FASCORP
                                                                                8515 E ORCHARD ROAD, 2T2
OTC                                CAPITAL BANK & TRUST COMPANY                 ENGLEWOOD, CO 80111              12.48%
-----------------------------------------------------------------------------------------------------------------------
                                                                                P.O. BOX 173736
S&P 500                            FTC & CO DATALYNX                            DENVER, CO 80217-3736            59.51%
-----------------------------------------------------------------------------------------------------------------------
                                                                                9601 BLACKWELL RD, STE 500
ABSOLUTE RETURN STRATEGIES         RYDEX ESSENTIAL PORTFOLIO MODERATE FUND      ROCKVILLE, MD 20850               6.36%
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
                                                                                9601 BLACKWELL RD, STE 500
COMMODITIES STRATEGY               RYDEX ESSENTIAL PORTFOLIO MODERATE FUND      ROCKVILLE, MD 20850              28.27%
-----------------------------------------------------------------------------------------------------------------------
                                                                                9601 BLACKWELL RD, STE 500
EUROPE 1.25x STRATEGY              RYDEX ESSENTIAL PORTFOLIO MODERATE FUND      ROCKVILLE, MD 20850              53.12%
-----------------------------------------------------------------------------------------------------------------------
GOVERNMENT LONG BOND 1.2x                                                       9601 BLACKWELL RD, STE 500
STRATEGY                           RYDEX ESSENTIAL PORTFOLIO MODERATE FUND      ROCKVILLE, MD 20850              32.11%
-----------------------------------------------------------------------------------------------------------------------
                                                                                9601 BLACKWELL RD, STE 500
HEDGED EQUITY                      RYDEX ESSENTIAL PORTFOLIO MODERATE FUND      ROCKVILLE, MD 20850              11.86%
-----------------------------------------------------------------------------------------------------------------------
                                                                                9601 BLACKWELL RD, STE 500
JAPAN 1.25x STRATEGY               RYDEX ESSENTIAL PORTFOLIO MODERATE FUND      ROCKVILLE, MD 20850              45.82%
-----------------------------------------------------------------------------------------------------------------------
                                                                                9601 BLACKWELL RD, STE 500
LARGE-CAP GROWTH                   RYDEX ESSENTIAL PORTFOLIO MODERATE FUND      ROCKVILLE, MD 20850              33.77%
-----------------------------------------------------------------------------------------------------------------------
                                                                                9601 BLACKWELL RD, STE 500
LARGE-CAP VALUE                    RYDEX ESSENTIAL PORTFOLIO MODERATE FUND      ROCKVILLE, MD 20850              51.26%
-----------------------------------------------------------------------------------------------------------------------
                                                                                9601 BLACKWELL RD, STE 500
MID-CAP GROWTH                     RYDEX ESSENTIAL PORTFOLIO MODERATE FUND      ROCKVILLE, MD 20850              46.06%
-----------------------------------------------------------------------------------------------------------------------
                                                                                9601 BLACKWELL RD, STE 500
MID-CAP VALUE                      RYDEX ESSENTIAL PORTFOLIO MODERATE FUND      ROCKVILLE, MD 20850              38.33%
-----------------------------------------------------------------------------------------------------------------------
                                                                                9601 BLACKWELL RD, STE 500
MULTI-CAP CORE EQUITY              RYDEX ESSENTIAL PORTFOLIO MODERATE FUND      ROCKVILLE, MD 20850              19.00%
-----------------------------------------------------------------------------------------------------------------------
                                                                                9601 BLACKWELL RD, STE 500
NOVA                               RYDEX ESSENTIAL PORTFOLIO MODERATE FUND      ROCKVILLE, MD 20850              20.44%
-----------------------------------------------------------------------------------------------------------------------
                                                                                9601 BLACKWELL RD, STE 500
OTC                                RYDEX ESSENTIAL PORTFOLIO MODERATE FUND      ROCKVILLE, MD 20850              55.58%
-----------------------------------------------------------------------------------------------------------------------
                                                                                9601 BLACKWELL RD, STE 500
REAL ESTATE                        RYDEX ESSENTIAL PORTFOLIO MODERATE FUND      ROCKVILLE, MD 20850              46.02%
-----------------------------------------------------------------------------------------------------------------------
                                                                                9601 BLACKWELL RD, STE 500
RUSSELL 2000(R) 1.5x STRATEGY      RYDEX ESSENTIAL PORTFOLIO MODERATE FUND      ROCKVILLE, MD 20850              14.89%
-----------------------------------------------------------------------------------------------------------------------
                                                                                9601 BLACKWELL RD, STE 500
SMALL-CAP GROWTH                   RYDEX ESSENTIAL PORTFOLIO MODERATE FUND      ROCKVILLE, MD 20850              36.53%
-----------------------------------------------------------------------------------------------------------------------
                                                                                9601 BLACKWELL RD, STE 500
SMALL-CAP VALUE                    RYDEX ESSENTIAL PORTFOLIO MODERATE FUND      ROCKVILLE, MD 20850              32.86%
-----------------------------------------------------------------------------------------------------------------------
                                                                                9601 BLACKWELL RD, STE 500
COMMODITIES STRATEGY               RYDEX ESSENTIAL PORTFOLIO AGGRESSIVE FUND    ROCKVILLE, MD 20850              15.30%
-----------------------------------------------------------------------------------------------------------------------
                                                                                9601 BLACKWELL RD, STE 500
EUROPE 1.25x STRATEGY              RYDEX ESSENTIAL PORTFOLIO AGGRESSIVE FUND    ROCKVILLE, MD 20850              22.98%
-----------------------------------------------------------------------------------------------------------------------
GOVERNMENT LONG BOND 1.2x                                                       9601 BLACKWELL RD, STE 500
STRATEGY                           RYDEX ESSENTIAL PORTFOLIO AGGRESSIVE FUND    ROCKVILLE, MD 20850              13.74%
-----------------------------------------------------------------------------------------------------------------------
                                                                                9601 BLACKWELL RD, STE 500
HEDGED EQUITY                      RYDEX ESSENTIAL PORTFOLIO AGGRESSIVE FUND    ROCKVILLE, MD 20850               8.12%
-----------------------------------------------------------------------------------------------------------------------
                                                                                9601 BLACKWELL RD, STE 500
JAPAN 1.25x STRATEGY               RYDEX ESSENTIAL PORTFOLIO AGGRESSIVE FUND    ROCKVILLE, MD 20850              38.58%
-----------------------------------------------------------------------------------------------------------------------
                                                                                9601 BLACKWELL RD, STE 500
LARGE-CAP GROWTH                   RYDEX ESSENTIAL PORTFOLIO AGGRESSIVE FUND    ROCKVILLE, MD 20850              23.08%
-----------------------------------------------------------------------------------------------------------------------
                                                                                9601 BLACKWELL RD, STE 500
LARGE-CAP VALUE                    RYDEX ESSENTIAL PORTFOLIO AGGRESSIVE FUND    ROCKVILLE, MD 20850              12.27%
-----------------------------------------------------------------------------------------------------------------------
                                                                                9601 BLACKWELL RD, STE 500
MID-CAP GROWTH                     RYDEX ESSENTIAL PORTFOLIO AGGRESSIVE FUND    ROCKVILLE, MD 20850              28.01%
-----------------------------------------------------------------------------------------------------------------------
                                                                                9601 BLACKWELL RD, STE 500
MID-CAP VALUE                      RYDEX ESSENTIAL PORTFOLIO AGGRESSIVE FUND    ROCKVILLE, MD 20850              18.88%
-----------------------------------------------------------------------------------------------------------------------
                                                                                9601 BLACKWELL RD, STE 500
MULTI-CAP CORE EQUITY              RYDEX ESSENTIAL PORTFOLIO AGGRESSIVE FUND    ROCKVILLE, MD 20850              13.05%
-----------------------------------------------------------------------------------------------------------------------
                                                                                9601 BLACKWELL RD, STE 500
REAL ESTATE                        RYDEX ESSENTIAL PORTFOLIO AGGRESSIVE FUND    ROCKVILLE, MD 20850              38.92%
-----------------------------------------------------------------------------------------------------------------------
                                                                                9601 BLACKWELL RD, STE 500
RUSSELL 2000(R) 1.5x STRATEGY      RYDEX ESSENTIAL PORTFOLIO AGGRESSIVE FUND    ROCKVILLE, MD 20850              23.99%
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
                                                                                9601 BLACKWELL RD, STE 500
SMALL-CAP GROWTH                   RYDEX ESSENTIAL PORTFOLIO AGGRESSIVE FUND    ROCKVILLE, MD 20850              33.41%
-----------------------------------------------------------------------------------------------------------------------
                                                                                9601 BLACKWELL RD, STE 500
SMALL-CAP VALUE                    RYDEX ESSENTIAL PORTFOLIO AGGRESSIVE FUND    ROCKVILLE, MD 20850              35.65%
-----------------------------------------------------------------------------------------------------------------------
                                   RYDEX ESSENTIAL PORTFOLIO CONSERVATIVE       9601 BLACKWELL RD, STE 500
EUROPE 1.25x STRATEGY              FUND                                         ROCKVILLE, MD 20850               8.91%
-----------------------------------------------------------------------------------------------------------------------
GOVERNMENT LONG BOND 1.2x          RYDEX ESSENTIAL PORTFOLIO CONSERVATIVE       9601 BLACKWELL RD, STE 500
STRATEGY                           FUND                                         ROCKVILLE, MD 20850              16.95%
-----------------------------------------------------------------------------------------------------------------------
                                   RYDEX ESSENTIAL PORTFOLIO CONSERVATIVE       9601 BLACKWELL RD, STE 500
LARGE-CAP GROWTH                   FUND                                         ROCKVILLE, MD 20850               7.46%
-----------------------------------------------------------------------------------------------------------------------
                                   RYDEX ESSENTIAL PORTFOLIO CONSERVATIVE       9601 BLACKWELL RD, STE 500
LARGE-CAP VALUE                    FUND                                         ROCKVILLE, MD 20850              15.33%
-----------------------------------------------------------------------------------------------------------------------
                                   RYDEX ESSENTIAL PORTFOLIO CONSERVATIVE       9601 BLACKWELL RD, STE 500
MID-CAP GROWTH                     FUND                                         ROCKVILLE, MD 20850               7.32%
-----------------------------------------------------------------------------------------------------------------------
                                   RYDEX ESSENTIAL PORTFOLIO CONSERVATIVE       9601 BLACKWELL RD, STE 500
MID-CAP VALUE                      FUND                                         ROCKVILLE, MD 20850               5.69%
-----------------------------------------------------------------------------------------------------------------------
                                   RYDEX ESSENTIAL PORTFOLIO CONSERVATIVE       9601 BLACKWELL RD, STE 500
MULTI-CAP CORE EQUITY              FUND                                         ROCKVILLE, MD 20850               6.99%
-----------------------------------------------------------------------------------------------------------------------
                                   RYDEX ESSENTIAL PORTFOLIO CONSERVATIVE       9601 BLACKWELL RD, STE 500
REAL ESTATE                        FUND                                         ROCKVILLE, MD 20850               6.42%
-----------------------------------------------------------------------------------------------------------------------
                                   RYDEX ESSENTIAL PORTFOLIO CONSERVATIVE       9601 BLACKWELL RD, STE 500
SMALL-CAP GROWTH                   FUND                                         ROCKVILLE, MD 20850               6.12%
-----------------------------------------------------------------------------------------------------------------------
                                   RYDEX ESSENTIAL PORTFOLIO CONSERVATIVE       9601 BLACKWELL RD, STE 500
U.S. GOVERNMENT MONEY MARKET       FUND                                         ROCKVILLE, MD 20850               7.64%
-----------------------------------------------------------------------------------------------------------------------
                                                                                9001 AIRPORT FRWY #570
                                   REMY FAMILY TRUST                            NORTH RICHLAND HILLS, TX
BIOTECHNOLOGY                      MARK E FIELDS                                76180                             6.12%
-----------------------------------------------------------------------------------------------------------------------
                                   MG Trust Company Cust.                       700 17TH STREET SUITE 300
COMMODITIES STRATEGY               FBO GREENBROOK IMA                           DENVER, CO 80202                  5.83%
-----------------------------------------------------------------------------------------------------------------------
                                   MG Trust Company Cust.                       700 17TH STREET SUITE 300
CONSUMER PRODUCTS                  FBO GREENBROOK IMA                           DENVER, CO 80202                 20.64%
-----------------------------------------------------------------------------------------------------------------------
                                   MILLENNIUM TRUST CO LLC                      820 JORIE BLVD SUITE 420
INVERSE OTC STRATEGY               FBO VARIOUS BENEFICIARIES                    HINSDALE, IL 60523                5.57%
-----------------------------------------------------------------------------------------------------------------------
                                   RBC DAIN RAUSCHER CUSTODIAN NICHOLAS E       2627 CLARKSVILLE RD
INVERSE HIGH YIELD STRATEGY        CRANE                                        RESCUE, CA 95672-9417             6.22%
-----------------------------------------------------------------------------------------------------------------------
                                   UBS FINANCIAL SERVICES INC.                  108 SHASTA
INVERSE S&P 500 STRATEGY           FBO PAUL B LOYD JR                           HOUSTON, TX 77024-6914           7.47%
-----------------------------------------------------------------------------------------------------------------------
                                   RBC DAIN RAUSCHER CUSTODIAN NICHOLAS E       2627 CLARKSVILLE RD
INVERSE HIGH YIELD STRATEGY        CRANE                                        RESCUE, CA 95672-9417             6.22%
-----------------------------------------------------------------------------------------------------------------------
                                   UBS FINANCIAL SERVICES INC.                  108 SHASTA
INVERSE S&P 500 STRATEGY           FBO PAUL B LOYD JR                           HOUSTON, TX 77024-6914            7.47%
-----------------------------------------------------------------------------------------------------------------------
                                                                                P.O. BOX 2052
MID-CAP GROWTH                     PERSHING LLC                                 JERSEY CITY, NJ 07303-9998        5.88%
-----------------------------------------------------------------------------------------------------------------------
                                                                                P.O. BOX 2052
MID-CAP VALUE                      PERSHING LLC                                 JERSEY CITY, NJ 07303-9998        6.75%
-----------------------------------------------------------------------------------------------------------------------
                                                                                P.O. BOX 2052
SMALL-CAP GROWTH                   PERSHING LLC                                 JERSEY CITY, NJ 07303-9998       10.32%
-----------------------------------------------------------------------------------------------------------------------
                                                                                P.O. BOX 2052
SMALL-CAP VALUE                    PERSHING LLC                                 JERSEY CITY, NJ 07303-9998        9.61%
-----------------------------------------------------------------------------------------------------------------------
INVERSE GOVERNMENT LONG BOND                                                    1055 W 7TH ST STE 2540
STRATEGY                           RBC DAIN RAUSCHER FBO TIFKAT LP              LOS ANGELES, CA 90017-2551       10.30%
-----------------------------------------------------------------------------------------------------------------------
                                                                                333 WEST 34TH STREET
                                                                                3RD FLOOR
NOVA                               CITIGROUP GLOBAL MARKETS INC.                NEW YORK, NEW YORK 10001         30.36%
-----------------------------------------------------------------------------------------------------------------------
                                                                                125 BROAD STREET
TECHNOLOGY                         OPPENHEIMER & CO INC. FBO JAMES L NEWMAN     NEW YORK, NY 10004               14.13%
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
                                                                                P. O. BOX 2052
MID-CAP VALUE                      PERSHING LLC                                 JERSEY CITY, NJ 07303-9998        5.02%
-----------------------------------------------------------------------------------------------------------------------
                                                                                6524 CHEROKEE TRAIL
BIOTECHNOLOGY                      NFS LLC FEBO TERRY JACOBS                    EDINA, MN 55439                   5.07%
-----------------------------------------------------------------------------------------------------------------------
                                                                                7600 RIVERSIDE DR
ELECTRONICS                        NFS LLC FEBO RONALD G PERKINS                CASPER, WY 82604                 14.48%
-----------------------------------------------------------------------------------------------------------------------
                                                                                P. O. BOX 2052
TRANSPORTATION                     PERSHING LLC                                 JERSEY CITY, NJ 07303-9998       17.80%
-----------------------------------------------------------------------------------------------------------------------
                                                                                333 WEST 34TH STREET
                                                                                3RD FLOOR
INVERSE S&P 500 STRATEGY           CITIGROUP GLOBAL MARKETS INC.                NEW YORK, NEW YORK 10001          5.05%
-----------------------------------------------------------------------------------------------------------------------
                                                                                126 SW 148TH ST C-100 #57
ELECTRONICS                        NFS LLC FBO THOMAS J CAVANAUGH               BURIEN, WA 98166                 14.25%
-----------------------------------------------------------------------------------------------------------------------
                                                                                9785 TOWNE CENTRE DRIVE
BANKING                            LPL FINANCIAL SERVICES                       SAN DIEGO, CA 92121-1968          7.56%
-----------------------------------------------------------------------------------------------------------------------
                                                                                P.O. BOX 2052
TELECOMMUNICATIONS                 PERSHING LLC                                 JERSEY CITY, NJ 07303-9998        7.04%
-----------------------------------------------------------------------------------------------------------------------
                                                                                1700 PACIFIC AVENUE
                                                                                SUITE 1400
FINANCIAL SERVICES                 PENSON FINANCIAL SERVICES, INC.              DALLAS, TX 75201                 37.85%
-----------------------------------------------------------------------------------------------------------------------
                                                                                1700 PACIFIC AVENUE
                                                                                SUITE 1400
RETAILING                          PENSON FINANCIAL SERVICES, INC.              DALLAS, TX 75201                 71.35%
-----------------------------------------------------------------------------------------------------------------------
                                   RBC DAIN RAUSCHER INC                        6825 GRENADIER BLVD
MULTI-CAP CORE EQUITY              FBO BRUCE H RAIMY                            NAPLES, FL 34108-7215            11.69%
-----------------------------------------------------------------------------------------------------------------------
                                   FIRST CLEARING, LLC                          10479 NW 3RD ST
BANKING                            CHRISTINE MCDONALD                           PLANTATION, FL 33324-1703         5.47%
-----------------------------------------------------------------------------------------------------------------------
                                   FIRST CLEARING, LLC                          10479 NW 3RD STREET
BANKING                            CHRISTINE MCDONALD                           PLANTATION, FL 33324-1703        10.95%
-----------------------------------------------------------------------------------------------------------------------
                                   FIRST CLEARING, LLC                          10479 NW 3RD ST
BANKING                            CHRISTINE MCDONALD                           PLANTATION, FL 33324-1703         5.47%
-----------------------------------------------------------------------------------------------------------------------
                                                                                P.O. BOX 2052
LEISURE                            PERSHING LLC                                 JERSEY CITY, NJ 07303-9998       14.92%
-----------------------------------------------------------------------------------------------------------------------
                                                                                333 WEST 34TH STREET
                                                                                3RD FLOOR
INVERSE MID-CAP STRATEGY           CITIGROUP GLOBAL MARKETS INC.                NEW YORK, NEW YORK 10001          6.69%
-----------------------------------------------------------------------------------------------------------------------
                                                                                1700 PACIFIC AVENUE
HEALTH CARE                        PENSON FINANCIAL SERVICES, INC.              SUITE 1400
                                                                                DALLAS, TX 75201                  5.43%
-----------------------------------------------------------------------------------------------------------------------
                                                                                P. O. BOX 2052
ESSENTIAL PORTFOLIO CONSERVATIVE   PERSHING LLC                                 JERSEY CITY, NJ 07303-9998        6.54%
-----------------------------------------------------------------------------------------------------------------------
                                                                                P. O. BOX 2052
BANKING                            PERSHING LLC                                 JERSEY CITY, NJ 07303-9998       19.08%
-----------------------------------------------------------------------------------------------------------------------
                                   FIRST CLEARING, LLC KENNETH A SWANSTROM &    2968 MILL ROAD
HEDGED EQUITY                      MARGARET L SWANSTROM                         DOYLESTOWN, PA 18902-1652        12.18%
-----------------------------------------------------------------------------------------------------------------------
                                                                                9785 TOWNE CENTRE DRIVE
BIOTECHNOLOGY                      LPL FINANCIAL SERVICES                       SAN DIEGO, CA 92121-1968          6.06%
-----------------------------------------------------------------------------------------------------------------------
                                                                                1 METROTECH CENTER
                                                                                NORTH BROOKLYN, NY
U.S. GOVERNMENT MONEY MARKET       BEAR STEARNS SECURITIES CORP.                11201-3859                        9.24%
-----------------------------------------------------------------------------------------------------------------------
                                                                                333 WEST 34TH STREET
GOVERNMENT LONG BOND 1.2x                                                       3RD FLOOR
STRATEGY                           CITIGROUP GLOBAL MARKETS INC.                NEW YORK, NEW YORK 10001          6.38%
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
                                   NFS LLC                                      1944 DUVALL AVE NE
INTERNET                           FBO TERRILL L BRIERE                         RENTON, WA 98059                  7.59%
-----------------------------------------------------------------------------------------------------------------------
                                   NFS LLC                                      1944 DUVALL AVE NE
ELECTRONICS                        FEBO WILLIAM BRIERE                          RENTON, WA 98059                  7.48%
-----------------------------------------------------------------------------------------------------------------------
                                   FIRST CLEARING, LLC JOSEPH B HADDAD          5901 PATTERSON AVENUE
MULTI-CAP CORE EQUITY              PROFIT SHARING PLAN PSP                      RICHMOND, VA 23226-2538           5.22%
-----------------------------------------------------------------------------------------------------------------------
                                                                                22220 11TH DL SO
ELECTRONICS                        NFS LLC FEBO FBO PATRICK W COFFEY            DES MOINES, WA 98198             10.39%
-----------------------------------------------------------------------------------------------------------------------
                                                                                333 WEST 34TH STREET
                                                                                3RD FLOOR
INVERSE OTC STRATEGY               CITIGROUP GLOBAL MARKETS INC.                NEW YORK, NEW YORK 10001          6.84%
-----------------------------------------------------------------------------------------------------------------------
                                                                                333 WEST 34TH STREET
                                                                                3RD FLOOR
INVERSE OTC STRATEGY               CITIGROUP GLOBAL MARKETS INC.                NEW YORK, NEW YORK 10001          6.84%
-----------------------------------------------------------------------------------------------------------------------
                                                                                333 WEST 34TH STREET
                                                                                3RD FLOOR
INVERSE OTC STRATEGY               CITIGROUP GLOBAL MARKETS INC.                NEW YORK, NEW YORK 10001          6.84%
-----------------------------------------------------------------------------------------------------------------------
                                                                                9785 TOWNE CENTRE DRIVE
ELECTRONICS                        LPL FINANCIAL SERVICES                       SAN DIEGO, CA 92121-1968          7.19%
-----------------------------------------------------------------------------------------------------------------------
                                                                                9785 TOWNE CENTRE DRIVE
BANKING                            LPL FINANCIAL SERVICES                       SAN DIEGO, CA 92121-1968          8.43%
-----------------------------------------------------------------------------------------------------------------------
                                                                                P.O. BOX 2052
TRANSPORTATION                     PERSHING LLC                                 JERSEY CITY, NJ 07303-9998        6.69%
-----------------------------------------------------------------------------------------------------------------------
                                                                                9785 TOWNE CENTRE DRIVE
ESSENTIAL PORTFOLIO MODERATE       LPL FINANCIAL SERVICES                       SAN DIEGO, CA 92121-1968          6.43%
-----------------------------------------------------------------------------------------------------------------------
                                   SOUTHWEST SECURITIES INC
                                   FBO THOMAS EDWARD DUNN                       P.O. BOX 509002
                                   SOUTHWEST SECURITIES INC                     DALLAS, TX 75250                  5.21%
S&P 500                            AS ROLLOVER IRA CUSTODIAN
-----------------------------------------------------------------------------------------------------------------------
                                                                                9785 TOWNE CENTRE DRIVE
ESSENTIAL PORTFOLIO CONSERVATIVE   LPL FINANCIAL SERVICES                       SAN DIEGO, CA 92121-1968          8.10%
-----------------------------------------------------------------------------------------------------------------------
                                                                                9785 TOWNE CENTRE DRIVE
ESSENTIAL PORTFOLIO CONSERVATIVE   LPL FINANCIAL SERVICES                       SAN DIEGO, CA 92121-1968          8.10%
-----------------------------------------------------------------------------------------------------------------------
                                   FIRST CLEARING, LLC PENN ENGINEERING         5190 OLD EASTON RD
HEDGED EQUITY                      PENSION PLAN MARK PETTY, RICHARD DAVIES      DANBORO, PA 18916                14.29%
-----------------------------------------------------------------------------------------------------------------------
                                                                                50 NORTH FRONT STREET
TECHNOLOGY                         MORGAN KEEGAN & COMPANY, INC.                MEMPHIS, TN 38103                 6.58%
-----------------------------------------------------------------------------------------------------------------------
                                   JANNEY MONTGOMERY SCOTT LLC BARBARA          1801 MARKET STREET
INTERNET                           ELSMAN                                       PHILADELPHIA, PA 19103-1675      10.51%
-----------------------------------------------------------------------------------------------------------------------
                                   FIRST CLEARING, LLC JACK L. WYSZOMIERSKI     6635 ARMITAGE ROAD
HEDGED EQUITY                      JACK L. WYSZOMIERSKI & KATHY D. WYSZOMIERSKI NEW HOPE, PA 18938-5616           5.23%
-----------------------------------------------------------------------------------------------------------------------
                                                                                P.O. BOX 2052
BANKING                            PERSHING LLC                                 JERSEY CITY, NJ 07303-2052        7.52%
-----------------------------------------------------------------------------------------------------------------------
                                                                                7163 HUNT CLUB LANE
INTERNET                           NFS LLC FEBO ROBERT KUDELKO                  SEMINOLE, FL 33776               25.88%
-----------------------------------------------------------------------------------------------------------------------
                                                                                P. O. BOX 2052
TECHNOLOGY                         PERSHING LLC                                 JERSEY CITY, NJ 07303-9998        6.35%
-----------------------------------------------------------------------------------------------------------------------
                                                                                P.O. BOX 2052
RUSSELL 2000(R) 1.5x STRATEGY      PERSHING LLC                                 JERSEY CITY, NJ 07303-9998,      33.52%
-----------------------------------------------------------------------------------------------------------------------
                                                                                P.O. BOX 2052
RETAILING                          PERSHING LLC                                 JERSEY CITY, NJ 07303-9998        8.46%
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
                                   Fiserv ISS & Co                              P.O. Box 173859
INVERSE MID-CAP STRATEGY           FBO CURTIS A ZEIGLER                         DENVER, CO 80217                  8.48%
-----------------------------------------------------------------------------------------------------------------------
                                                                                P.O. BOX 173736
ENERGY SERVICES                    FTC & CO DATALYNX                            DENVER, CO 80217-3736             8.11%
-----------------------------------------------------------------------------------------------------------------------
                                   STIFEL NICOLAUS & CO INC                     501 NORTH BROADWAY
HIGH YIELD STRATEGY                JULIE SLOVAK                                 ST LOUIS, MO 63102               18.58%
-----------------------------------------------------------------------------------------------------------------------
                                   STIFEL NICOLAUS & CO INC                     501 NORTH BROADWAY
HIGH YIELD STRATEGY                HARRY E R YEWENS III IRA                     ST LOUIS, MO 63102               12.30%
-----------------------------------------------------------------------------------------------------------------------
                                   STIFEL NICOLAUS & CO INC                     501 NORTH BROADWAY
HIGH YIELD STRATEGY                BILLIE FRANKLIN HUNTER                       ST LOUIS, MO 63102               19.11%
-----------------------------------------------------------------------------------------------------------------------
                                                                                P.O. BOX 2226
RUSSELL 2000(R)                    AMERITRADE INC                               OMAHA NE 68103-2226               5.53%
-----------------------------------------------------------------------------------------------------------------------
                                                                                P.O. BOX 2226
RUSSELL 2000(R)                    AMERITRADE INC                               OMAHA NE 68103-2226               6.77%
-----------------------------------------------------------------------------------------------------------------------
                                                                                P.O. BOX 2226
RUSSELL 2000(R)                    AMERITRADE INC                               OMAHA NE 68103-2226              18.11%
-----------------------------------------------------------------------------------------------------------------------
                                                                                P.O. BOX 2226
RUSSELL 2000(R)                    AMERITRADE INC                               OMAHA NE 68103-2226               7.62%
-----------------------------------------------------------------------------------------------------------------------
                                                                                9785 TOWNE CENTRE DRIVE
LARGE-CAP GROWTH                   LPL FINANCIAL SERVICES                       SAN DIEGO, CA 92121-1968          9.85%
-----------------------------------------------------------------------------------------------------------------------
                                   NFS LLC                                      1477 CENTRE STREET
ESSENTIAL PORTFOLIO CONSERVATIVE   FEBO MS EVELYN HOUSTON                       ROSLINDALE, MA 02131              5.88%
-----------------------------------------------------------------------------------------------------------------------
                                                                                1 METROTECH CENTER
                                                                                NORTH BROOKLYN, NY
INVERSE HIGH YIELD STRATEGY        BEAR STEARNS SECURITIES CORP.                11201-3859                        6.13%
-----------------------------------------------------------------------------------------------------------------------
                                                                                1 METROTECH CENTER
                                                                                NORTH BROOKLYN, NY
INVERSE HIGH YIELD STRATEGY        BEAR STEARNS SECURITIES CORP.                11201-3859                        6.07%
-----------------------------------------------------------------------------------------------------------------------
                                                                                P.O. BOX 2052
MID-CAP 1.5x STRATEGY              PERSHING LLC                                 JERSEY CITY, NJ 07303-9998        5.82%
-----------------------------------------------------------------------------------------------------------------------
                                   A G EDWARDS & SONS INC CIVIL AIR PATROL      1 NORTH JEFFERSON
TRANSPORTATION                     INC                                          ST LOUIS, MO 63103               21.30%
-----------------------------------------------------------------------------------------------------------------------
                                                                                1 METROTECH CENTER
                                                                                NORTH BROOKLYN, NY
INVERSE HIGH YIELD STRATEGY        BEAR STEARNS SECURITIES CORP.                11201-3859                        5.65%
-----------------------------------------------------------------------------------------------------------------------
                                                                                5063 SOLITUDE COURT
                                   NFS LLC                                      RANCHO CUCAMONGA, CA
LEISURE                            FEBO LADDIE & DEANNA HARDY TTEE              91737                            10.55%
-----------------------------------------------------------------------------------------------------------------------
                                                                                333 WEST 34TH STREET
                                                                                3RD FLOOR
INVERSE MID-CAP STRATEGY           CITIGROUP GLOBAL MARKETS INC.                NEW YORK, NEW YORK 10001         29.10%
-----------------------------------------------------------------------------------------------------------------------
                                                                                9785 TOWNE CENTRE DRIVE
ESSENTIAL PORTFOLIO CONSERVATIVE   LPL FINANCIAL SERVICES                       SAN DIEGO, CA 92121-1968          5.51%
-----------------------------------------------------------------------------------------------------------------------
                                   FIRST CLEARING, LLC                          19440 NOTTINGHAM LN
INVERSE HIGH YIELD STRATEGY        GEORGE PEACE & SUSAN PEACE JT TIC            HELOTES, TX 78023-3222            8.82%
-----------------------------------------------------------------------------------------------------------------------
                                                                                P.O. BOX 2052
TECHNOLOGY                         PERSHING LLC                                 JERSEY CITY, NJ 07303-9998        5.03%
-----------------------------------------------------------------------------------------------------------------------
                                                                                P.O. BOX 2052
ESSENTIAL PORTFOLIO CONSERVATIVE   PERSHING LLC                                 JERSEY CITY, NJ 07303-9998        5.79%
-----------------------------------------------------------------------------------------------------------------------
                                                                                777 EAST WISCONSIN AVENUE
INVERSE HIGH YIELD STRATEGY        ROBERT W BAIRD & CO. INC.                    MILWAUKEE, WI 53202-5391         12.28%
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
C-CLASS
-----------------------------------------------------------------------------------------------------------------------
                                                                                P. O. BOX 2052
CONSUMER PRODUCTS                  PERSHING LLC                                 JERSEY CITY, NJ 07303-9998        8.15%
-----------------------------------------------------------------------------------------------------------------------
                                   Fiserv ISS & Co TTEE                         P.O. Box 173859
ESSENTIAL PORTFOLIO CONSERVATIVE   FBO LEWIS RODRIGUEZ                          DENVER, CO 80217                  5.53%
-----------------------------------------------------------------------------------------------------------------------
                                   UBS FINANCIAL SERVICES INC.
INTERNET                           FBO PAUL B MASON DOROTHY M MASON             DALLAS, TX 75243-4636            11.80%
-----------------------------------------------------------------------------------------------------------------------
SMALL-CAP GROWTH                   RANDOLPH K VEST                              NAPERVILLE, IL 60565              8.46%
-----------------------------------------------------------------------------------------------------------------------
                                                                                333 WEST 34TH STREET - 3RD
                                                                                FLOOR NEW YORK, NEW
INVERSE MID-CAP STRATEGY           CITIGROUP GLOBAL MARKETS INC.                YORK 10001                        6.15%
-----------------------------------------------------------------------------------------------------------------------
                                   EUGENE WOODROW PHILLIPS AND MINNIE MICK
RUSSELL 2000(R)                    PHILLIPS                                     TURNER, OR 97392                  8.57%
-----------------------------------------------------------------------------------------------------------------------
RUSSELL 2000(R)                    WILLIAM L TABING                             WICHITA, KS 67211                 5.35%
-----------------------------------------------------------------------------------------------------------------------
HIGH YIELD STRATEGY                DALE E GERGELY                               KENNEWICK, WA 99338              38.52%
-----------------------------------------------------------------------------------------------------------------------
HIGH YIELD STRATEGY                CAMPBELL MORE                                KNOXVILLE, TN 37931              17.27%
-----------------------------------------------------------------------------------------------------------------------
HIGH YIELD STRATEGY                WILLIAM BRADLEY                              SPRINGFIELD, MA 01119            13.84%
-----------------------------------------------------------------------------------------------------------------------
INVERSE HIGH YIELD STRATEGY        THOMAS R MANCUSO                             ROCHESTER, NY 14616               5.75%
-----------------------------------------------------------------------------------------------------------------------
                                                                                551 RIVERBEND DRIVE
RUSSELL 2000(R)                    RBC DAIN RAUSCHER                            VICTOR, ID 83455                 12.71%
-----------------------------------------------------------------------------------------------------------------------
                                                                                P.O. BOX 173736
TRANSPORTATION                     FTC & CO DATALYNX                            DENVER, CO 80217-3736            43.24%
-----------------------------------------------------------------------------------------------------------------------
                                   Fiserv ISS & Co TTEE                         P.O. Box 173859
ESSENTIAL PORTFOLIO CONSERVATIVE   FBO LEWIS RODRIGUEZ                          DENVER, CO 80217                  5.53%
-----------------------------------------------------------------------------------------------------------------------
                                   FIRST CLEARING, LLC                          14700 NE 63RD CT
BANKING                            SCOTT R SONNERS & VICKI F SONNERS            VANCOUVER, WA 98686-2080          5.10%
-----------------------------------------------------------------------------------------------------------------------
                                                                                P.O. BOX 2052
JAPAN 1.25x STRATEGY               PERSHING LLC                                 JERSEY CITY, NJ 07303-9998        8.23%
-----------------------------------------------------------------------------------------------------------------------
                                   A G EDWARDS & SONS INC                       1 NORTH JEFFERSON
STRENGTHENING DOLLAR 2x STRATEGY   SMULEKOFF INVESTMENT CO A CORPORATION        ST LOUIS, MO 63103                8.10%
-----------------------------------------------------------------------------------------------------------------------
                                   A G EDWARDS & SONS INC                       409 HERWORTH DRIVE
OTC                                C/F OTTIS L REID JR                          CHESTERFIELD MO 63005-6913        5.62%
-----------------------------------------------------------------------------------------------------------------------
                                                                                FBO AGNES S ANDREWS
                                   NFS LLC                                      3138 GUILDFORD DR
S&P 500                            FBO AGNES S ANDREWS                          BATON ROUGE, LA 70808             7.18%
-----------------------------------------------------------------------------------------------------------------------
                                   NFS LLC                                      433 AVE T
RETAILING                          FEBO JACKSON FAMILY TRUST                    BROOKLYN, NY 11223               34.68%
-----------------------------------------------------------------------------------------------------------------------
                                   NFS LLC                                      433 AVE T
RETAILING                          FEBO JACK CHEHEBAR CUST                      BROOKLYN, NY 11223                5.20%
-----------------------------------------------------------------------------------------------------------------------
                                   NFS LLC                                      433 AVE T
RETAILING                          FEBO JACK CHEHEBAR CUST                      BROOKLYN, NY 11223                5.20%
-----------------------------------------------------------------------------------------------------------------------
                                                                                P.O. BOX 2052
FINANCIAL SERVICES                 PERSHING LLC                                 JERSEY CITY, NJ 07303-9998        7.18%
-----------------------------------------------------------------------------------------------------------------------
                                   RBC DAIN RAUSCHER CUSTODIAN MICHAEL S.       639 TAMARACK ROAD
RUSSELL 2000(R)                    SIMEONE                                      CHESHIRE, CT 06410-3227          10.14%
-----------------------------------------------------------------------------------------------------------------------
                                                                                24 TOWER RD
HIGH YIELD STRATEGY                NFS LLC FEBO STEPHEN D BROWN TRUST           LINCOLN, MA 01773                11.49%
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
                                                                                P.O. BOX 85484
ESSENTIAL PORTFOLIO AGGRESSIVE     UNION BANK TR NOMINEE FBO TS MARK L SHWER    SAN DIEGO, CA 92186               5.05%
-----------------------------------------------------------------------------------------------------------------------
                                                                                1 METROTECH CENTER NORTH
HEDGED EQUITY                      BEAR STEARNS SECURITIES CORP.                BROOKLYN, NY 11201-3859           5.17%
-----------------------------------------------------------------------------------------------------------------------
                                                                                P.O. BOX 173736
COMMODITIES STRATEGY               FTC & CO DATALYNX                            DENVER, CO 80217-3736            39.75%
-----------------------------------------------------------------------------------------------------------------------
                                                                                P. O. BOX 2052
CONSUMER PRODUCTS                  PERSHING LLC                                 JERSEY CITY, NJ 07303-9998        8.15%
-----------------------------------------------------------------------------------------------------------------------
                                                                                1 METROTECH CENTER NORTH
INVERSE HIGH YIELD STRATEGY        BEAR STEARNS SECURITIES CORP.                BROOKLYN NY 11201-3859           11.20%
-----------------------------------------------------------------------------------------------------------------------
                                                                                P.O. BOX 2052
STRENGTHENING DOLLAR 2x STRATEGY   PERSHING LLC                                 JERSEY CITY, NJ 07303-9998        5.40%
-----------------------------------------------------------------------------------------------------------------------
                                                                                1 METROTECH CENTER NORTH
INVERSE HIGH YIELD STRATEGY        BEAR STEARNS SECURITIES CORP.                BROOKLYN, NY 11201-3859          39.22%
-----------------------------------------------------------------------------------------------------------------------
                                                                                16 BRISBANE RD
INVERSE HIGH YIELD STRATEGY        FIRST CLEARING, LLC CHRISTOPHER L POLI       MONTAUK, NY 11954                10.92%
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
H-CLASS
-----------------------------------------------------------------------------------------------------------------------
                                                                                PO BOX 6503
INVERSE MID-CAP STRATEGY           TRUST COMPANY OF AMERICA                     ENGLEWOOD, CO 80112               5.25%
-----------------------------------------------------------------------------------------------------------------------
                                                                                P.O. BOX 182029
EUROPE 1.25x STRATEGY              NATIONWIDE TRUST COMPANY                     COLUMBUS, OH 43218-2029           7.54%
-----------------------------------------------------------------------------------------------------------------------
                                                                                P.O. BOX 182029
JAPAN 1.25x STRATEGY               NATIONWIDE TRUST COMPANY                     COLUMBUS, OH 43218-2029          22.57%
-----------------------------------------------------------------------------------------------------------------------
                                                                                P.O. BOX 182029
LARGE-CAP GROWTH                   NATIONWIDE TRUST COMPANY                     COLUMBUS, OH 43218-2029          73.43%
-----------------------------------------------------------------------------------------------------------------------
                                                                                P.O. BOX 182029
LARGE-CAP VALUE                    NATIONWIDE TRUST COMPANY                     COLUMBUS, OH 43218-2029          25.70%
-----------------------------------------------------------------------------------------------------------------------
                                                                                P.O. BOX 182029
MID-CAP 1.5x STRATEGY              NATIONWIDE TRUST COMPANY                     COLUMBUS, OH 43218-2029          22.60%
-----------------------------------------------------------------------------------------------------------------------
                                                                                P.O. BOX 182029
MID-CAP GROWTH                     NATIONWIDE TRUST COMPANY                     COLUMBUS, OH 43218-2029          25.87%
-----------------------------------------------------------------------------------------------------------------------
                                                                                P.O. BOX 182029
MID-CAP VALUE                      NATIONWIDE TRUST COMPANY                     COLUMBUS, OH 43218-2029          65.61%
-----------------------------------------------------------------------------------------------------------------------
                                                                                P.O. BOX 182029
RUSSELL 2000(R) 1.5x STRATEGY      NATIONWIDE TRUST COMPANY                     COLUMBUS, OH 43218-2029           9.22%
-----------------------------------------------------------------------------------------------------------------------
                                                                                P.O. BOX 182029
SMALL-CAP GROWTH                   NATIONWIDE TRUST COMPANY                     COLUMBUS, OH 43218-2029          18.93%
-----------------------------------------------------------------------------------------------------------------------
                                                                                P.O. BOX 182029
SMALL-CAP VALUE                    NATIONWIDE TRUST COMPANY                     COLUMBUS, OH 43218-2029          46.14%
-----------------------------------------------------------------------------------------------------------------------
                                                                                PO BOX 173736
JAPAN 1.25x STRATEGY               FTC & CO DATALYNX                            DENVER, CO 80217-3736            15.91%
-----------------------------------------------------------------------------------------------------------------------
                                                                                PO BOX 173736
MID-CAP GROWTH                     FTC & CO DATALYNX                            DENVER, CO 80217-3736            16.12%
-----------------------------------------------------------------------------------------------------------------------
                                                                                PO BOX 173736
SMALL-CAP GROWTH                   FTC & CO DATALYNX                            DENVER, CO 80217-3736            59.61%
-----------------------------------------------------------------------------------------------------------------------
                                                                                9601 BLACKWELL RD, SUITE 500
HIGH YIELD STRATEGY                RYDEX DISTRIBUTORS                           ROCKVILLE, MD 20850              15.37%
-----------------------------------------------------------------------------------------------------------------------
                                                                                9601 BLACKWELL RD, SUITE 500
INVERSE HIGH YIELD STRATEGY        RYDEX DISTRIBUTORS                           ROCKVILLE, MD 20850              19.68%
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
                                                                                4800 DEER LAKE DRIVE E,
                                   MERRILL LYNCH, PIERCE, FENNER & SMITH,       3RD FLOOR
MULTI-CAP CORE EQUITY              INC. FOR THE SOLE BENEFIT OF ITS CUSTOMERS   JACKSONVILLE, FL 32246           25.36%
-----------------------------------------------------------------------------------------------------------------------
                                                                                4800 DEER LAKE DRIVE E,
                                   MERRILL LYNCH, PIERCE, FENNER & SMITH,       3RD FLOOR
WEAKENING DOLLAR 2x STRATEGY       INC. FOR THE SOLE BENEFIT OF ITS CUSTOMERS   JACKSONVILLE, FL 32246            6.86%
-----------------------------------------------------------------------------------------------------------------------
                                   SCHWAB SPECIAL CUSTODY ACCOUNT - REINV       E 101 MONTGOMERY STREET
ABSOLUTE RETURN STRATEGIES         FOR BENEFIT OF CUSTOMERS                     SAN FRANCISCO, CA 94104-4122     24.86%
-----------------------------------------------------------------------------------------------------------------------
                                   SCHWAB SPECIAL CUSTODY ACCOUNT - REINV       E 101 MONTGOMERY STREET
COMMODITIES STRATEGY               FOR BENEFIT OF CUSTOMERS                     SAN FRANCISCO, CA 94104-4122     43.57%
-----------------------------------------------------------------------------------------------------------------------
                                   SCHWAB SPECIAL CUSTODY ACCOUNT - REINV       E 101 MONTGOMERY STREET
ESSENTIAL PORTFOLIO AGGRESSIVE     FOR BENEFIT OF CUSTOMERS                     SAN FRANCISCO, CA 94104-4122      9.08%
-----------------------------------------------------------------------------------------------------------------------
                                   SCHWAB SPECIAL CUSTODY ACCOUNT - REINV       E 101 MONTGOMERY STREET
ESSENTIAL PORTFOLIO CONSERVATIVE   FOR BENEFIT OF CUSTOMERS                     SAN FRANCISCO, CA 94104-4122     10.12%
-----------------------------------------------------------------------------------------------------------------------
                                   SCHWAB SPECIAL CUSTODY ACCOUNT - REINV       E 101 MONTGOMERY STREET
ESSENTIAL PORTFOLIO MODERATE       FOR BENEFIT OF CUSTOMERS                     SAN FRANCISCO, CA 94104-4122      9.73%
-----------------------------------------------------------------------------------------------------------------------
                                   SCHWAB SPECIAL CUSTODY ACCOUNT - REINV       E 101 MONTGOMERY STREET
EUROPE 1.25x STRATEGY              FOR BENEFIT OF CUSTOMERS                     SAN FRANCISCO, CA 94104-4122     21.47%
-----------------------------------------------------------------------------------------------------------------------
                                   SCHWAB SPECIAL CUSTODY ACCOUNT - REINV       E 101 MONTGOMERY STREET
HEDGED EQUITY                      FOR BENEFIT OF CUSTOMERS                     SAN FRANCISCO, CA 94104-4122     30.37%
-----------------------------------------------------------------------------------------------------------------------
                                   SCHWAB SPECIAL CUSTODY ACCOUNT - REINV       E 101 MONTGOMERY STREET
INVERSE MID-CAP STRATEGY           FOR BENEFIT OF CUSTOMERS                     SAN FRANCISCO, CA 94104-4122      7.58%
-----------------------------------------------------------------------------------------------------------------------
                                   SCHWAB SPECIAL CUSTODY ACCOUNT - REINV       E 101 MONTGOMERY STREET
INVERSE RUSSELL 2000(R) STRATEGY   FOR BENEFIT OF CUSTOMERS                     SAN FRANCISCO, CA 94104-4122     15.03%
-----------------------------------------------------------------------------------------------------------------------
                                   SCHWAB SPECIAL CUSTODY ACCOUNT - REINV       E 101 MONTGOMERY STREET
LARGE-CAP VALUE                    FOR BENEFIT OF CUSTOMERS                     SAN FRANCISCO, CA 94104-4122     34.31%
-----------------------------------------------------------------------------------------------------------------------
                                   SCHWAB SPECIAL CUSTODY ACCOUNT - REINV       E 101 MONTGOMERY STREET
MID-CAP 1.5x STRATEGY              FOR BENEFIT OF CUSTOMERS                     SAN FRANCISCO, CA 94104-4122      9.72%
-----------------------------------------------------------------------------------------------------------------------
                                   SCHWAB SPECIAL CUSTODY ACCOUNT - REINV       E 101 MONTGOMERY STREET
RUSSELL 2000(R) 1.5x STRATEGY      FOR BENEFIT OF CUSTOMERS                     SAN FRANCISCO, CA 94104-4122     12.30%
-----------------------------------------------------------------------------------------------------------------------
                                   SCHWAB SPECIAL CUSTODY ACCOUNT - REINV       E 101 MONTGOMERY STREET
RUSSELL 2000(R)                    FOR BENEFIT OF CUSTOMERS                     SAN FRANCISCO, CA 94104-4122     25.15%
-----------------------------------------------------------------------------------------------------------------------
                                   SCHWAB SPECIAL CUSTODY ACCOUNT - REINV       E 101 MONTGOMERY STREET
SECTOR ROTATION                    FOR BENEFIT OF CUSTOMERS                     SAN FRANCISCO, CA 94104-4122     11.25%
-----------------------------------------------------------------------------------------------------------------------
                                   SCHWAB SPECIAL CUSTODY ACCOUNT - REINV       E 101 MONTGOMERY STREET
SMALL-CAP VALUE-                   FOR BENEFIT OF CUSTOMERS                     SAN FRANCISCO, CA 94104-4122     13.78%
-----------------------------------------------------------------------------------------------------------------------
                                   SCHWAB SPECIAL CUSTODY ACCOUNT - REINV       E 101 MONTGOMERY STREET
STRENGTHENING DOLLAR 2x STRATEGY   FOR BENEFIT OF CUSTOMERS                     SAN FRANCISCO, CA 94104-4122     12.90%
-----------------------------------------------------------------------------------------------------------------------
                                   SCHWAB SPECIAL CUSTODY ACCOUNT - REINV       E 101 MONTGOMERY STREET
WEAKENING DOLLAR 2x STRATEGY       FOR BENEFIT OF CUSTOMERS                     SAN FRANCISCO, CA 94104-4122     18.85%
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
                                                                                PO BOX 173736
ESSENTIAL PORTFOLIO AGGRESSIVE     FTC & CO DATALYNX                            DENVER, CO 80217-3736            17.89%
-----------------------------------------------------------------------------------------------------------------------
                                   NATIONAL FINANCIAL SVCS CORP FOR
                                   EXCLUSIVE BENEFIT OF OUR CUSTOMERS RUSS      200 LIBERTY STREET
ABSOLUTE RETURN STRATEGIES         LENNON                                       NEW YORK, NY 10281-9999          15.39%
-----------------------------------------------------------------------------------------------------------------------
                                   NATIONAL FINANCIAL SVCS CORP FOR
                                   EXCLUSIVE BENEFIT OF OUR CUSTOMERS RUSS      200 LIBERTY STREET
COMMODITIES STRATEGY               LENNON                                       NEW YORK, NY 10281-9999          10.50%
-----------------------------------------------------------------------------------------------------------------------
                                   NATIONAL FINANCIAL SVCS CORP FOR
                                   EXCLUSIVE BENEFIT OF OUR CUSTOMERS RUSS      200 LIBERTY STREET
ESSENTIAL PORTFOLIO AGGRESSIVE     LENNON                                       NEW YORK, NY 10281-9999           9.78%
-----------------------------------------------------------------------------------------------------------------------
                                   NATIONAL FINANCIAL SVCS CORP FOR
                                   EXCLUSIVE BENEFIT OF OUR CUSTOMERS RUSS      200 LIBERTY STREET
ESSENTIAL PORTFOLIO MODERATE       LENNON                                       NEW YORK, NY 10281-9999           7.74%
-----------------------------------------------------------------------------------------------------------------------
                                   NATIONAL FINANCIAL SVCS CORP FOR
                                   EXCLUSIVE BENEFIT OF OUR CUSTOMERS RUSS      200 LIBERTY STREET
EUROPE 1.25x STRATEGY              LENNON                                       NEW YORK, NY 10281-9999          18.80%
-----------------------------------------------------------------------------------------------------------------------
                                   NATIONAL FINANCIAL SVCS CORP FOR
                                   EXCLUSIVE BENEFIT OF OUR CUSTOMERS RUSS      200 LIBERTY STREET
HEDGED EQUITY                      LENNON                                       NEW YORK, NY 10281-9999          10.52%
-----------------------------------------------------------------------------------------------------------------------
                                   NATIONAL FINANCIAL SVCS CORP FOR
                                   EXCLUSIVE BENEFIT OF OUR CUSTOMERS RUSS      200 LIBERTY STREET
INVERSE HIGH YIELD STRATEGY        LENNON                                       NEW YORK, NY 10281-9999          12.27%
-----------------------------------------------------------------------------------------------------------------------
                                   NATIONAL FINANCIAL SVCS CORP FOR
                                   EXCLUSIVE BENEFIT OF OUR CUSTOMERS RUSS      200 LIBERTY STREET
INVERSE MID-CAP STRATEGY           LENNON                                       NEW YORK, NY 10281-9999          53.45%
-----------------------------------------------------------------------------------------------------------------------
                                   NATIONAL FINANCIAL SVCS CORP FOR
                                   EXCLUSIVE BENEFIT OF OUR CUSTOMERS RUSS      200 LIBERTY STREET
INVERSE RUSSELL 2000(R) STRATEGY   LENNON                                       NEW YORK, NY 10281-9999          40.61%
-----------------------------------------------------------------------------------------------------------------------
                                   NATIONAL FINANCIAL SVCS CORP FOR
                                   EXCLUSIVE BENEFIT OF OUR CUSTOMERS RUSS      200 LIBERTY STREET
JAPAN 1.25x STRATEGY               LENNON                                       NEW YORK, NY 10281-9999          19.91%
-----------------------------------------------------------------------------------------------------------------------
                                   NATIONAL FINANCIAL SVCS CORP FOR
                                   EXCLUSIVE BENEFIT OF OUR CUSTOMERS RUSS      200 LIBERTY STREET
LARGE-CAP GROWTH                   LENNON                                       NEW YORK, NY 10281-9999           7.03%
-----------------------------------------------------------------------------------------------------------------------
                                   NATIONAL FINANCIAL SVCS CORP FOR
                                   EXCLUSIVE BENEFIT OF OUR CUSTOMERS RUSS      200 LIBERTY STREET
LARGE-CAP VALUE                    LENNON                                       NEW YORK, NY 10281-9999          12.21%
-----------------------------------------------------------------------------------------------------------------------
                                   NATIONAL FINANCIAL SVCS CORP FOR
                                   EXCLUSIVE BENEFIT OF OUR CUSTOMERS RUSS      200 LIBERTY STREET
MID-CAP 1.5x STRATEGY              LENNON                                       NEW YORK, NY 10281-9999          13.72%
-----------------------------------------------------------------------------------------------------------------------
                                   NATIONAL FINANCIAL SVCS CORP FOR
                                   EXCLUSIVE BENEFIT OF OUR CUSTOMERS RUSS      200 LIBERTY STREET
MID-CAP VALUE                      LENNON                                       NEW YORK, NY 10281-9999           5.25%
-----------------------------------------------------------------------------------------------------------------------
                                   NATIONAL FINANCIAL SVCS CORP FOR
                                   EXCLUSIVE BENEFIT OF OUR CUSTOMERS RUSS      200 LIBERTY STREET
MULTI-CAP CORE EQUITY              LENNON                                       NEW YORK, NY 10281-9999           9.39%
-----------------------------------------------------------------------------------------------------------------------
                                   NATIONAL FINANCIAL SVCS CORP FOR
                                   EXCLUSIVE BENEFIT OF OUR CUSTOMERS RUSS      200 LIBERTY STREET
REAL ESTATE                        LENNON                                       NEW YORK, NY 10281-9999           6.36%
-----------------------------------------------------------------------------------------------------------------------
                                   NATIONAL FINANCIAL SVCS CORP FOR
                                   EXCLUSIVE BENEFIT OF OUR CUSTOMERS RUSS      200 LIBERTY STREET
RUSSELL 2000(R) 1.5x STRATEGY      LENNON                                       NEW YORK, NY 10281-9999          17.08%
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
                                   NATIONAL FINANCIAL SVCS CORP FOR
                                   EXCLUSIVE BENEFIT OF OUR CUSTOMERS RUSS      200 LIBERTY STREET
RUSSELL 2000(R)                    LENNON                                       NEW YORK, NY 10281-9999           9.71%
-----------------------------------------------------------------------------------------------------------------------
                                   NATIONAL FINANCIAL SVCS CORP FOR
                                   EXCLUSIVE BENEFIT OF OUR CUSTOMERS RUSS      200 LIBERTY STREET
S&P 500                            LENNON                                       NEW YORK, NY 10281-9999          32.25%
-----------------------------------------------------------------------------------------------------------------------
                                   NATIONAL FINANCIAL SVCS CORP FOR
                                   EXCLUSIVE BENEFIT OF OUR CUSTOMERS RUSS      200 LIBERTY STREET
SECTOR ROTATION                    LENNON                                       NEW YORK, NY 10281-9999           8.75%
-----------------------------------------------------------------------------------------------------------------------
                                   NATIONAL FINANCIAL SVCS CORP FOR
                                   EXCLUSIVE BENEFIT OF OUR CUSTOMERS RUSS      200 LIBERTY STREET
STRENGTHENING DOLLAR 2x STRATEGY   LENNON                                       NEW YORK, NY 10281-9999          17.80%
-----------------------------------------------------------------------------------------------------------------------
                                   NATIONAL FINANCIAL SVCS CORP FOR
                                   EXCLUSIVE BENEFIT OF OUR CUSTOMERS RUSS      200 LIBERTY STREET
WEAKENING DOLLAR 2x STRATEGY       LENNON                                       NEW YORK, NY 10281-9999          21.67%
-----------------------------------------------------------------------------------------------------------------------
                                                                                P.O. BOX 173736
LARGE-CAP VALUE                    FTC & CO DATALYNX                            DENVER, CO 80217-3736             6.98%
-----------------------------------------------------------------------------------------------------------------------
                                                                                P.O. BOX 173736
MID-CAP GROWTH                     FTC & CO DATALYNX                            DENVER, CO 80217-3736            27.41%
-----------------------------------------------------------------------------------------------------------------------
                                                                                P.O. BOX 182029
MID-CAP GROWTH                     NATIONWIDE INSURANCE CO, QPVA                COLUMBUS, OH 43218-2029           5.97%
-----------------------------------------------------------------------------------------------------------------------
                                                                                P.O. BOX 182029
MID-CAP VALUE                      NATIONWIDE INSURANCE CO, QPVA                COLUMBUS, OH 43218-2029           5.33%
-----------------------------------------------------------------------------------------------------------------------
                                                                                P.O. BOX 182029
SMALL-CAP VALUE                    NATIONWIDE INSURANCE CO, QPVA                COLUMBUS, OH 43218-2029          11.10%
-----------------------------------------------------------------------------------------------------------------------
                                   PRUDENTIAL INVESTMENT MANAGEMENT SERVICES    MAIL STOP 194-201
                                   FBO MUTUAL FUND CLIENTS ATTN: PRUCHOICE      194 WOOD AVENUE SOUTH
ABSOLUTE RETURN STRATEGIES         UNIT                                         ISELIN, NJ 08830                 13.70%
-----------------------------------------------------------------------------------------------------------------------
                                   PRUDENTIAL INVESTMENT MANAGEMENT SERVICES    MAIL STOP 194-201
                                   FBO MUTUAL FUND CLIENTS ATTN: PRUCHOICE      194 WOOD AVENUE SOUTH
HEDGED EQUITY                      UNIT                                         ISELIN, NJ 08830                 17.10%
-----------------------------------------------------------------------------------------------------------------------
                                                                                MAIL STOP 194-201
                                   PRUDENTIAL INVESTMENT MANAGEMENT SERVICES    194 WOOD AVENUE SOUTH
MULTI-CAP CORE EQUITY              FBO MUTUAL FUND CLIENTS                      ISELIN, NJ 08830                  5.00%
-----------------------------------------------------------------------------------------------------------------------
                                                                                MAIL STOP 194-201
                                   PRUDENTIAL INVESTMENT MANAGEMENT SERVICES    194 WOOD AVENUE SOUTH
SECTOR ROTATION                    FBO MUTUAL FUND CLIENTS                      ISELIN, NJ 08830                 12.37%
-----------------------------------------------------------------------------------------------------------------------
                                                                                10211 Wincopin Circle, Ste 450
HIGH YIELD STRATEGY                DYNAMIC SEED CAPITAL, LLC                    Columbia, MD 21044               74.95%
-----------------------------------------------------------------------------------------------------------------------
                                                                                10211 Wincopin Circle, Ste 450
RUSSELL 2000(R)                    DYNAMIC SEED CAPITAL, LLC                    Columbia, MD 21044               23.99%
-----------------------------------------------------------------------------------------------------------------------
                                                                                PO BOX 173736
REAL ESTATE                        FTC & CO DATALYNX                            DENVER, CO 80217-3736             5.27%
-----------------------------------------------------------------------------------------------------------------------
                                   AMERITRADE INC FOR THE EXCLUSIVE BENEFIT     P.O. BOX 2226
ABSOLUTE RETURN STRATEGIES         OF OUR CUSTOMERS                             OMAHA NE 68103-2226               5.26%
-----------------------------------------------------------------------------------------------------------------------
                                   AMERITRADE INC FOR THE EXCLUSIVE BENEFIT     P.O. BOX 2226
COMMODITIES STRATEGY               OF OUR CUSTOMERS                             OMAHA NE 68103-2226               5.85%
-----------------------------------------------------------------------------------------------------------------------
                                   AMERITRADE INC FOR THE EXCLUSIVE BENEFIT     P.O. BOX 2226
EUROPE 1.25x STRATEGY              OF OUR CUSTOMERS                             OMAHA NE 68103-2226               6.85%
-----------------------------------------------------------------------------------------------------------------------
                                   AMERITRADE INC FOR THE EXCLUSIVE BENEFIT     P.O. BOX 2226
HEDGED EQUITY                      OF OUR CUSTOMERS                             OMAHA NE 68103-2226              15.30%
-----------------------------------------------------------------------------------------------------------------------
                                   AMERITRADE INC FOR THE EXCLUSIVE BENEFIT     P.O. BOX 2226
MULTI-CAP CORE EQUITY              OF OUR CUSTOMERS                             OMAHA NE 68103-2226               6.39%
-----------------------------------------------------------------------------------------------------------------------
                                                                                P.O. BOX 2052
INVERSE HIGH YIELD STRATEGY        PERSHING LLC                                 JERSEY CITY, NJ 07303-9998        6.30%
-----------------------------------------------------------------------------------------------------------------------
                                                                                One Freedom Valley Drive
INVERSE HIGH YIELD STRATEGY        SEI Private Trust Company                    Oaks, PA 19456                    5.00%
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
INVESTOR CLASS
-----------------------------------------------------------------------------------------------------------------------
                                                                                PO BOX 173736
TRANSPORTATION                     FTC & CO DATALYNX                            DENVER, CO 80217-3736             9.16%
-----------------------------------------------------------------------------------------------------------------------
INVERSE GOVERNMENT LONG BOND       TURTLE & CO C/O STATE STREET BANK & TRUST    BOX 5489
STRATEGY                           CO                                           BOSTON, MA 02206-5489            10.30%
-----------------------------------------------------------------------------------------------------------------------
                                                                                PO BOX 173736
TECHNOLOGY                         FTC & CO DATALYNX                            DENVER, CO 80217-3736            19.71%
-----------------------------------------------------------------------------------------------------------------------
                                                                                4800 DEER LAKE DRIVE E,
INVERSE GOVERNMENT LONG BOND       MERRILL LYNCH, PIERCE, FENNER & SMITH,       3RD FLOOR
STRATEGY                           INC. FOR THE SOLE BENEFIT OF ITS CUSTOMERS   JACKSONVILLE, FL 32246            5.33%
-----------------------------------------------------------------------------------------------------------------------
                                   SCHWAB SPECIAL CUSTODY ACCOUNT - REINV       E 101 MONTGOMERY STREET
BANKING                            FOR BENEFIT OF CUSTOMERS                     SAN FRANCISCO, CA 94104-4122      9.26%
-----------------------------------------------------------------------------------------------------------------------
                                   SCHWAB SPECIAL CUSTODY ACCOUNT - REINV       E 101 MONTGOMERY STREET
BASIC MATERIALS                    FOR BENEFIT OF CUSTOMERS                     SAN FRANCISCO, CA 94104-4122     23.14%
-----------------------------------------------------------------------------------------------------------------------
                                   SCHWAB SPECIAL CUSTODY ACCOUNT - REINV       E 101 MONTGOMERY STREET
BIOTECHNOLOGY                      FOR BENEFIT OF CUSTOMERS                     SAN FRANCISCO, CA 94104-4122     28.22%
-----------------------------------------------------------------------------------------------------------------------
                                   SCHWAB SPECIAL CUSTODY ACCOUNT - REINV       E 101 MONTGOMERY STREET
CONSUMER PRODUCTS                  FOR BENEFIT OF CUSTOMERS                     SAN FRANCISCO, CA 94104-4122     57.03%
-----------------------------------------------------------------------------------------------------------------------
                                   SCHWAB SPECIAL CUSTODY ACCOUNT - REINV       E 101 MONTGOMERY STREET
ELECTRONICS                        FOR BENEFIT OF CUSTOMERS                     SAN FRANCISCO, CA 94104-4122     12.20%
-----------------------------------------------------------------------------------------------------------------------
                                   SCHWAB SPECIAL CUSTODY ACCOUNT - REINV       E 101 MONTGOMERY STREET
ENERGY SERVICES                    FOR BENEFIT OF CUSTOMERS                     SAN FRANCISCO, CA 94104-4122     15.10%
-----------------------------------------------------------------------------------------------------------------------
                                   SCHWAB SPECIAL CUSTODY ACCOUNT - REINV       E 101 MONTGOMERY STREET
ENERGY                             FOR BENEFIT OF CUSTOMERS                     SAN FRANCISCO, CA 94104-4122     12.96%
-----------------------------------------------------------------------------------------------------------------------
                                   SCHWAB SPECIAL CUSTODY ACCOUNT - REINV       E 101 MONTGOMERY STREET
FINANCIAL SERVICES                 FOR BENEFIT OF CUSTOMERS                     SAN FRANCISCO, CA 94104-4122      6.67%
-----------------------------------------------------------------------------------------------------------------------
GOVERNMENT LONG BOND 1.2x          SCHWAB SPECIAL CUSTODY ACCOUNT - REINV       E 101 MONTGOMERY STREET
STRATEGY                           FOR BENEFIT OF CUSTOMERS                     SAN FRANCISCO, CA 94104-4122     12.44%
-----------------------------------------------------------------------------------------------------------------------
                                   SCHWAB SPECIAL CUSTODY ACCOUNT - REINV       E 101 MONTGOMERY STREET
HEALTH CARE                        FOR BENEFIT OF CUSTOMERS                     SAN FRANCISCO, CA 94104-4122     28.08%
-----------------------------------------------------------------------------------------------------------------------
                                   SCHWAB SPECIAL CUSTODY ACCOUNT - REINV       E 101 MONTGOMERY STREET
INTERNET                           FOR BENEFIT OF CUSTOMERS                     SAN FRANCISCO, CA 94104-4122     47.31%
-----------------------------------------------------------------------------------------------------------------------
INVERSE GOVERNMENT LONG BOND       SCHWAB SPECIAL CUSTODY ACCOUNT - REINV       E 101 MONTGOMERY STREET
STRATEGY                           FOR BENEFIT OF CUSTOMERS                     SAN FRANCISCO, CA 94104-4122     19.23%
-----------------------------------------------------------------------------------------------------------------------
                                   SCHWAB SPECIAL CUSTODY ACCOUNT - REINV       E 101 MONTGOMERY STREET
INVERSE OTC STRATEGY               FOR BENEFIT OF CUSTOMERS                     SAN FRANCISCO, CA 94104-4122     12.05%
-----------------------------------------------------------------------------------------------------------------------
                                   SCHWAB SPECIAL CUSTODY ACCOUNT - REINV       E 101 MONTGOMERY STREET
INVERSE S&P 500 STRATEGY           FOR BENEFIT OF CUSTOMERS                     SAN FRANCISCO, CA 94104-4122     26.12%
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
                                   SCHWAB SPECIAL CUSTODY ACCOUNT - REINV       E 101 MONTGOMERY STREET
LEISURE                            FOR BENEFIT OF CUSTOMERS                     SAN FRANCISCO, CA 94104-4122     13.12%
-----------------------------------------------------------------------------------------------------------------------
                                   SCHWAB SPECIAL CUSTODY ACCOUNT - REINV       E 101 MONTGOMERY STREET
NOVA                               FOR BENEFIT OF CUSTOMERS                     SAN FRANCISCO, CA 94104-4122     15.21%
-----------------------------------------------------------------------------------------------------------------------
                                   SCHWAB SPECIAL CUSTODY ACCOUNT - REINV       E 101 MONTGOMERY STREET
OTC                                FOR BENEFIT OF CUSTOMERS                     SAN FRANCISCO, CA 94104-4122     30.29%
-----------------------------------------------------------------------------------------------------------------------
                                   SCHWAB SPECIAL CUSTODY ACCOUNT - REINV       E 101 MONTGOMERY STREET
PRECIOUS METALS                    FOR BENEFIT OF CUSTOMERS                     SAN FRANCISCO, CA 94104-4122     12.09%
-----------------------------------------------------------------------------------------------------------------------
                                   SCHWAB SPECIAL CUSTODY ACCOUNT - REINV       E 101 MONTGOMERY STREET
RETAILING                          FOR BENEFIT OF CUSTOMERS                     SAN FRANCISCO, CA 94104-4122     49.16%
-----------------------------------------------------------------------------------------------------------------------
                                   SCHWAB SPECIAL CUSTODY ACCOUNT - REINV       E 101 MONTGOMERY STREET
TECHNOLOGY                         FOR BENEFIT OF CUSTOMERS                     SAN FRANCISCO, CA 94104-4122     17.68%
-----------------------------------------------------------------------------------------------------------------------
                                   SCHWAB SPECIAL CUSTODY ACCOUNT - REINV       E 101 MONTGOMERY STREET
TELECOMMUNICATIONS                 FOR BENEFIT OF CUSTOMERS                     SAN FRANCISCO, CA 94104-4122     23.81%
-----------------------------------------------------------------------------------------------------------------------
                                   SCHWAB SPECIAL CUSTODY ACCOUNT - REINV       E 101 MONTGOMERY STREET
TRANSPORTATION                     FOR BENEFIT OF CUSTOMERS                     SAN FRANCISCO, CA 94104-4122     24.44%
-----------------------------------------------------------------------------------------------------------------------
                                   NATIONAL FINANCIAL SVCS CORP FOR
                                   EXCLUSIVE BENEFIT OF OUR CUSTOMERS RUSS      200 LIBERTY STREET
BANKING                            LENNON                                       NEW YORK, NY 10281-9999          13.77%
-----------------------------------------------------------------------------------------------------------------------
                                   NATIONAL FINANCIAL SVCS CORP FOR
                                   EXCLUSIVE BENEFIT OF OUR CUSTOMERS RUSS      200 LIBERTY STREET
BASIC MATERIALS                    LENNON                                       NEW YORK, NY 10281-9999          37.44%
-----------------------------------------------------------------------------------------------------------------------
                                   NATIONAL FINANCIAL SVCS CORP FOR
                                   EXCLUSIVE BENEFIT OF OUR CUSTOMERS RUSS      200 LIBERTY STREET
BIOTECHNOLOGY                      LENNON                                       NEW YORK, NY 10281-9999          31.54%
-----------------------------------------------------------------------------------------------------------------------
                                   NATIONAL FINANCIAL SVCS CORP FOR
                                   EXCLUSIVE BENEFIT OF OUR CUSTOMERS RUSS      200 LIBERTY STREET
CONSUMER PRODUCTS                  LENNON                                       NEW YORK, NY 10281-9999           9.96%
-----------------------------------------------------------------------------------------------------------------------
                                   NATIONAL FINANCIAL SVCS CORP FOR
                                   EXCLUSIVE BENEFIT OF OUR CUSTOMERS RUSS      200 LIBERTY STREET
ELECTRONICS                        LENNON                                       NEW YORK, NY 10281-9999          20.84%
-----------------------------------------------------------------------------------------------------------------------
                                   NATIONAL FINANCIAL SVCS CORP FOR
                                   EXCLUSIVE BENEFIT OF OUR CUSTOMERS RUSS      200 LIBERTY STREET
ENERGY SERVICES                    LENNON                                       NEW YORK, NY 10281-9999          32.10%
-----------------------------------------------------------------------------------------------------------------------
                                   NATIONAL FINANCIAL SVCS CORP FOR
                                   EXCLUSIVE BENEFIT OF OUR CUSTOMERS RUSS      200 LIBERTY STREET
ENERGY                             LENNON                                       NEW YORK, NY 10281-9999          38.53%
-----------------------------------------------------------------------------------------------------------------------
                                   NATIONAL FINANCIAL SVCS CORP FOR
                                   EXCLUSIVE BENEFIT OF OUR CUSTOMERS RUSS      200 LIBERTY STREET
FINANCIAL SERVICES                 LENNON                                       NEW YORK, NY 10281-9999          29.89%
-----------------------------------------------------------------------------------------------------------------------
                                   NATIONAL FINANCIAL SVCS CORP FOR
GOVERNMENT LONG BOND 1.2x          EXCLUSIVE BENEFIT OF OUR CUSTOMERS RUSS      200 LIBERTY STREET
STRATEGY                           LENNON                                       NEW YORK, NY 10281-9999           9.81%
-----------------------------------------------------------------------------------------------------------------------
                                   NATIONAL FINANCIAL SVCS CORP FOR
                                   EXCLUSIVE BENEFIT OF OUR CUSTOMERS RUSS      200 LIBERTY STREET
HEALTH CARE                        LENNON                                       NEW YORK, NY 10281-9999          33.25%
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
                                   NATIONAL FINANCIAL SVCS CORP FOR
                                   EXCLUSIVE BENEFIT OF OUR CUSTOMERS RUSS      200 LIBERTY STREET
INTERNET                           LENNON                                       NEW YORK, NY 10281-9999           9.71%
-----------------------------------------------------------------------------------------------------------------------
                                   NATIONAL FINANCIAL SVCS CORP FOR
INVERSE GOVERNMENT LONG BOND       EXCLUSIVE BENEFIT OF OUR CUSTOMERS RUSS      200 LIBERTY STREET
STRATEGY                           LENNON                                       NEW YORK, NY 10281-9999          15.65%
-----------------------------------------------------------------------------------------------------------------------
                                   NATIONAL FINANCIAL SVCS CORP FOR
                                   EXCLUSIVE BENEFIT OF OUR CUSTOMERS RUSS      200 LIBERTY STREET
INVERSE OTC STRATEGY               LENNON                                       NEW YORK, NY 10281-9999          38.14%
-----------------------------------------------------------------------------------------------------------------------
                                   NATIONAL FINANCIAL SVCS CORP FOR
                                   EXCLUSIVE BENEFIT OF OUR CUSTOMERS RUSS      200 LIBERTY STREET
INVERSE S&P 500 STRATEGY           LENNON                                       NEW YORK, NY 10281-9999          19.49%
-----------------------------------------------------------------------------------------------------------------------
                                   NATIONAL FINANCIAL SVCS CORP FOR
                                   EXCLUSIVE BENEFIT OF OUR CUSTOMERS RUSS      200 LIBERTY STREET
LEISURE                            LENNON                                       NEW YORK, NY 10281-9999          25.98%
-----------------------------------------------------------------------------------------------------------------------
                                   NATIONAL FINANCIAL SVCS CORP FOR
                                   EXCLUSIVE BENEFIT OF OUR CUSTOMERS RUSS      200 LIBERTY STREET
NOVA                               LENNON                                       NEW YORK, NY 10281-9999          25.55%
-----------------------------------------------------------------------------------------------------------------------
                                   NATIONAL FINANCIAL SVCS CORP FOR
                                   EXCLUSIVE BENEFIT OF OUR CUSTOMERS RUSS      200 LIBERTY STREET
OTC                                LENNON                                       NEW YORK, NY 10281-9999          16.64%
-----------------------------------------------------------------------------------------------------------------------
                                   NATIONAL FINANCIAL SVCS CORP FOR
                                   EXCLUSIVE BENEFIT OF OUR CUSTOMERS RUSS      200 LIBERTY STREET
PRECIOUS METALS                    LENNON                                       NEW YORK, NY 10281-9999          10.31%
-----------------------------------------------------------------------------------------------------------------------
                                   NATIONAL FINANCIAL SVCS CORP FOR
                                   EXCLUSIVE BENEFIT OF OUR CUSTOMERS RUSS      200 LIBERTY STREET
RETAILING                          LENNON                                       NEW YORK, NY 10281-9999          12.10%
-----------------------------------------------------------------------------------------------------------------------
                                   NATIONAL FINANCIAL SVCS CORP FOR
                                   EXCLUSIVE BENEFIT OF OUR CUSTOMERS RUSS      200 LIBERTY STREET
TECHNOLOGY                         LENNON                                       NEW YORK, NY 10281-9999          13.44%
-----------------------------------------------------------------------------------------------------------------------
                                   NATIONAL FINANCIAL SVCS CORP FOR
                                   EXCLUSIVE BENEFIT OF OUR CUSTOMERS RUSS      200 LIBERTY STREET
TELECOMMUNICATIONS                 LENNON                                       NEW YORK, NY 10281-9999          12.77%
-----------------------------------------------------------------------------------------------------------------------
                                   NATIONAL FINANCIAL SVCS CORP FOR
                                   EXCLUSIVE BENEFIT OF OUR CUSTOMERS RUSS      200 LIBERTY STREET
TRANSPORTATION                     LENNON                                       NEW YORK, NY 10281-9999          15.63%
-----------------------------------------------------------------------------------------------------------------------
                                   NATIONAL FINANCIAL SVCS CORP FOR
                                   EXCLUSIVE BENEFIT OF OUR CUSTOMERS RUSS      200 LIBERTY STREET
U.S. GOVERNMENT MONEY MARKET       LENNON                                       NEW YORK, NY 10281-9999          15.45%
-----------------------------------------------------------------------------------------------------------------------
                                   NATIONAL FINANCIAL SVCS CORP FOR
                                   EXCLUSIVE BENEFIT OF OUR CUSTOMERS RUSS      200 LIBERTY STREET
UTILITIES                          LENNON                                       NEW YORK, NY 10281-9999          57.78%
-----------------------------------------------------------------------------------------------------------------------
                                   GENWORTH FINANCIAL TRUST COMPANY FBO
                                   GENWORTH FINANCIAL ASSET MGMT, INC. FBO      3200 N CENTRAL, SUITE 612
OTC                                THEIR MUTUAL CLIENTS                         PHOENIX, AZ 85012                 8.44%
-----------------------------------------------------------------------------------------------------------------------
                                                                                P.O. BOX 173736
ELECTRONICS                        FTC & CO DATALYNX                            DENVER, CO 80217-3736             5.90%
-----------------------------------------------------------------------------------------------------------------------
                                                                                P.O. BOX 173736
ENERGY SERVICES                    FTC & CO DATALYNX                            DENVER, CO 80217-3736            11.84%
-----------------------------------------------------------------------------------------------------------------------
GOVERNMENT LONG BOND 1.2x                                                       9785 TOWNE CENTRE DRIVE
STRATEGY                           LPL FINANCIAL SERVICES                       SAN DIEGO CA 92121-1968           7.05%
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
                                   AMERITRADE INC FOR THE EXCLUSIVE BENEFIT     P.O. BOX 2226
BIOTECHNOLOGY                      OF OUR CUSTOMERS                             OMAHA NE 68103-2226               5.93%
-----------------------------------------------------------------------------------------------------------------------
GOVERNMENT LONG BOND 1.2x          AMERITRADE INC FOR THE EXCLUSIVE BENEFIT     P.O. BOX 2226
STRATEGY                           OF OUR CUSTOMERS                             OMAHA NE 68103-2226               7.78%
-----------------------------------------------------------------------------------------------------------------------
INVERSE GOVERNMENT LONG BOND       AMERITRADE INC FOR THE EXCLUSIVE BENEFIT     P.O. BOX 2226
STRATEGY                           OF OUR CUSTOMERS                             OMAHA NE 68103-2226               5.38%
-----------------------------------------------------------------------------------------------------------------------
                                   AMERITRADE INC FOR THE EXCLUSIVE BENEFIT     P.O. BOX 2226
INVERSE OTC STRATEGY               OF OUR CUSTOMERS                             OMAHA NE 68103-2226               6.00%
-----------------------------------------------------------------------------------------------------------------------
                                   AMERITRADE INC FOR THE EXCLUSIVE BENEFIT     P.O. BOX 2226
INVERSE S&P 500 STRATEGY           OF OUR CUSTOMERS                             OMAHA NE 68103-2226               5.69%
-----------------------------------------------------------------------------------------------------------------------
                                   AMERITRADE INC FOR THE EXCLUSIVE BENEFIT     P.O. BOX 2226
LEISURE                            OF OUR CUSTOMERS                             OMAHA NE 68103-2226               7.62%
-----------------------------------------------------------------------------------------------------------------------
                                   AMERITRADE INC FOR THE EXCLUSIVE BENEFIT     P.O. BOX 2226
NOVA                               OF OUR CUSTOMERS                             OMAHA NE 68103-2226               6.68%
-----------------------------------------------------------------------------------------------------------------------
                                   AMERITRADE INC FOR THE EXCLUSIVE BENEFIT     P.O. BOX 2226
OTC                                OF OUR CUSTOMERS                             OMAHA NE 68103-2226               5.63%
-----------------------------------------------------------------------------------------------------------------------
                                   AMERITRADE INC FOR THE EXCLUSIVE BENEFIT     P.O. BOX 2226
PRECIOUS METALS                    OF OUR CUSTOMERS                             OMAHA NE 68103-2226              13.33%
-----------------------------------------------------------------------------------------------------------------------
                                   AMERITRADE INC FOR THE EXCLUSIVE BENEFIT     P.O. BOX 2226
RETAILING                          OF OUR CUSTOMERS                             OMAHA NE 68103-2226               6.67%
-----------------------------------------------------------------------------------------------------------------------
                                   AMERITRADE INC FOR THE EXCLUSIVE BENEFIT     P.O. BOX 2226
TELECOMMUNICATIONS                 OF OUR CUSTOMERS                             OMAHA NE 68103-2226               5.69%
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
ADVISOR CLASS
-----------------------------------------------------------------------------------------------------------------------
                                                                                333 WEST 34TH STREET
                                                                                3RD FLOOR
NOVA                               CITIGROUP GLOBAL MARKETS INC.                NEW YORK, NEW YORK 10001         10.29%
-----------------------------------------------------------------------------------------------------------------------
                                                                                333 WEST 34TH STREET
                                                                                3RD FLOOR
INVERSE S&P 500 STRATEGY           CITIGROUP GLOBAL MARKETS INC.                NEW YORK, NEW YORK 10001         10.32%
-----------------------------------------------------------------------------------------------------------------------
                                                                                P.O. BOX 182029
BANKING                            NATIONWIDE TRUST COMPANY                     COLUMBUS, OH 43218-2029          18.49%
-----------------------------------------------------------------------------------------------------------------------
                                                                                P.O. BOX 182029
BASIC MATERIALS                    NATIONWIDE TRUST COMPANY                     COLUMBUS, OH 43218-2029          35.72%
-----------------------------------------------------------------------------------------------------------------------
                                                                                P.O. BOX 182029
BIOTECHNOLOGY                      NATIONWIDE TRUST COMPANY                     COLUMBUS, OH 43218-2029          15.78%
-----------------------------------------------------------------------------------------------------------------------
                                                                                P.O. BOX 182029
ELECTRONICS                        NATIONWIDE TRUST COMPANY                     COLUMBUS, OH 43218-2029          26.78%
-----------------------------------------------------------------------------------------------------------------------
                                                                                P.O. BOX 182029
ENERGY SERVICES                    NATIONWIDE TRUST COMPANY                     COLUMBUS, OH 43218-2029          17.03%
-----------------------------------------------------------------------------------------------------------------------
                                                                                P.O. BOX 182029
ENERGY                             NATIONWIDE TRUST COMPANY                     COLUMBUS, OH 43218-2029          26.76%
-----------------------------------------------------------------------------------------------------------------------
GOVERNMENT LONG BOND 1.2x                                                       P.O. BOX 182029
STRATEGY                           NATIONWIDE TRUST COMPANY                     COLUMBUS, OH 43218-2029          40.20%
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
                                                                                P.O. BOX 182029
HEALTH CARE                        NATIONWIDE TRUST COMPANY                     COLUMBUS, OH 43218-2029           6.75%
-----------------------------------------------------------------------------------------------------------------------
INVERSE GOVERNMENT LONG BOND                                                    P.O. BOX 182029
STRATEGY                           NATIONWIDE TRUST COMPANY                     COLUMBUS, OH 43218-2029          15.71%
-----------------------------------------------------------------------------------------------------------------------
                                                                                P.O. BOX 182029
LEISURE                            NATIONWIDE TRUST COMPANY                     COLUMBUS, OH 43218-2029           7.15%
-----------------------------------------------------------------------------------------------------------------------
                                                                                P.O. BOX 182029
NOVA                               NATIONWIDE TRUST COMPANY                     COLUMBUS, OH 43218-2029          17.54%
-----------------------------------------------------------------------------------------------------------------------
                                                                                P.O. BOX 182029
OTC                                NATIONWIDE TRUST COMPANY                     COLUMBUS, OH 43218-2029          15.02%
-----------------------------------------------------------------------------------------------------------------------
                                                                                P.O. BOX 182029
PRECIOUS METALS                    NATIONWIDE TRUST COMPANY                     COLUMBUS, OH 43218-2029          18.70%
-----------------------------------------------------------------------------------------------------------------------
                                                                                P.O. BOX 182029
RETAILING                          NATIONWIDE TRUST COMPANY                     COLUMBUS, OH 43218-2029           6.54%
-----------------------------------------------------------------------------------------------------------------------
                                                                                P.O. BOX 182029
TECHNOLOGY                         NATIONWIDE TRUST COMPANY                     COLUMBUS, OH 43218-2029          15.75%
-----------------------------------------------------------------------------------------------------------------------
                                                                                P.O. BOX 182029
TELECOMMUNICATIONS                 NATIONWIDE TRUST COMPANY                     COLUMBUS, OH 43218-2029          20.17%
-----------------------------------------------------------------------------------------------------------------------
                                                                                P.O. BOX 182029
UTILITIES                          NATIONWIDE TRUST COMPANY                     COLUMBUS, OH 43218-2029           8.26%
-----------------------------------------------------------------------------------------------------------------------
                                   NATIONAL FINANCIAL SERVICES, LLC. FOR THE    200 LIBERTY STREET
                                   EXCLUSIVE BENEFIT OF: OUR CUSTOMERS          1 WORLD FINANCIAL CENTER
U.S. GOVERNMENT MONEY MARKET       ATTN.: MUTUAL FUND DEPT. (5TH FLR)           NEW YORK, NY 10281               12.15%
-----------------------------------------------------------------------------------------------------------------------
                                                                                PO BOX 173736
LEISURE                            FTC & CO DATALYNX                            DENVER, CO 80217-3736             8.29%
-----------------------------------------------------------------------------------------------------------------------
                                                                                PO BOX 173736
TECHNOLOGY                         FTC & CO DATALYNX                            DENVER, CO 80217-3736             7.32%
-----------------------------------------------------------------------------------------------------------------------
                                   GENWORTH FINANCIAL TRUST COMPANY
                                   FBO GENWORTH FINANCIAL ASSET MGMT, INC.      3200 N CENTRAL, SUITE 612
ELECTRONICS                        FBO THEIR MUTUAL CLIENTS                     PHOENIX, AZ 85012                20.22%
-----------------------------------------------------------------------------------------------------------------------
                                   GENWORTH FINANCIAL TRUST COMPANY
                                   FBO GENWORTH FINANCIAL ASSET MGMT, INC.      3200 N CENTRAL, SUITE 612
FINANCIAL SERVICES                 FBO THEIR MUTUAL CLIENTS                     PHOENIX, AZ 85012                13.71%
-----------------------------------------------------------------------------------------------------------------------
                                   GENWORTH FINANCIAL TRUST COMPANY
                                   FBO GENWORTH FINANCIAL ASSET MGMT, INC.      3200 N CENTRAL, SUITE 612
LEISURE                            FBO THEIR MUTUAL CLIENTS                     PHOENIX, AZ 85012                 5.71%
-----------------------------------------------------------------------------------------------------------------------
                                   GENWORTH FINANCIAL TRUST COMPANY
                                   FBO GENWORTH FINANCIAL ASSET MGMT, INC.      3200 N CENTRAL, SUITE 612
RETAILING                          FBO THEIR MUTUAL CLIENTS                     PHOENIX, AZ 85012                12.94%
-----------------------------------------------------------------------------------------------------------------------
                                   GENWORTH FINANCIAL TRUST COMPANY
                                   FBO GENWORTH FINANCIAL ASSET MGMT, INC.      3200 N CENTRAL, SUITE 612
TECHNOLOGY                         FBO THEIR MUTUAL CLIENTS                     PHOENIX, AZ 85012                19.85%
-----------------------------------------------------------------------------------------------------------------------
                                                                                P.O. BOX 6503
U.S. GOVERNMENT MONEY MARKET       TRUST COMPANY OF AMERICA                     ENGLEWOOD, CO 80155               7.67%
-----------------------------------------------------------------------------------------------------------------------
                                   NATIONAL FINANCIAL SVCS CORP FOR
                                   EXCLUSIVE BENEFIT OF OUR CUSTOMERS RUSS      200 LIBERTY STREET
BASIC MATERIALS                    LENNON                                       NEW YORK, NY 10281               12.73%
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
                                   NATIONAL FINANCIAL SVCS CORP FOR
                                   EXCLUSIVE BENEFIT OF OUR CUSTOMERS RUSS      200 LIBERTY STREET
BIOTECHNOLOGY                      LENNON                                       NEW YORK, NY 10281               14.47%
-----------------------------------------------------------------------------------------------------------------------
                                   NATIONAL FINANCIAL SVCS CORP FOR
                                   EXCLUSIVE BENEFIT OF OUR CUSTOMERS RUSS      200 LIBERTY STREET
ENERGY SERVICES                    LENNON                                       NEW YORK, NY 10281                9.28%
-----------------------------------------------------------------------------------------------------------------------
                                   NATIONAL FINANCIAL SVCS CORP FOR
                                   EXCLUSIVE BENEFIT OF OUR CUSTOMERS RUSS      200 LIBERTY STREET
INTERNET                           LENNON                                       NEW YORK, NY 10281               70.31%
-----------------------------------------------------------------------------------------------------------------------
                                   NATIONAL FINANCIAL SVCS CORP FOR
INVERSE GOVERNMENT LONG BOND       EXCLUSIVE BENEFIT OF OUR CUSTOMERS RUSS      200 LIBERTY STREET
STRATEGY                           LENNON                                       NEW YORK, NY 10281                6.81%
-----------------------------------------------------------------------------------------------------------------------
                                   NATIONAL FINANCIAL SVCS CORP FOR
                                   EXCLUSIVE BENEFIT OF OUR CUSTOMERS RUSS      200 LIBERTY STREET
INVERSE OTC STRATEGY               LENNON                                       NEW YORK, NY 10281                7.87%
-----------------------------------------------------------------------------------------------------------------------
                                   NATIONAL FINANCIAL SVCS CORP FOR
                                   EXCLUSIVE BENEFIT OF OUR CUSTOMERS RUSS      200 LIBERTY STREET
INVERSE S&P 500 STRATEGY           LENNON                                       NEW YORK, NY 10281                5.51%
-----------------------------------------------------------------------------------------------------------------------
                                   NATIONAL FINANCIAL SVCS CORP FOR
                                   EXCLUSIVE BENEFIT OF OUR CUSTOMERS RUSS      200 LIBERTY STREET
OTC                                LENNON                                       NEW YORK, NY 10281                8.30%
-----------------------------------------------------------------------------------------------------------------------
                                   NATIONAL FINANCIAL SVCS CORP FOR
                                   EXCLUSIVE BENEFIT OF OUR CUSTOMERS RUSS      200 LIBERTY STREET
PRECIOUS METALS                    LENNON                                       NEW YORK, NY 10281               27.86%
-----------------------------------------------------------------------------------------------------------------------
                                   NATIONAL FINANCIAL SVCS CORP FOR
                                   EXCLUSIVE BENEFIT OF OUR CUSTOMERS RUSS      200 LIBERTY STREET
TELECOMMUNICATIONS                 LENNON                                       NEW YORK, NY 10281               16.98%
-----------------------------------------------------------------------------------------------------------------------
                                                                                P.O. BOX 6503
TECHNOLOGY                         TRUST COMPANY OF AMERICA                     ENGLEWOOD, CO 80112               5.09%
-----------------------------------------------------------------------------------------------------------------------
GOVERNMENT LONG BOND 1.2x                                                       P.O. BOX 182029
STRATEGY                           NATIONWIDE INSURANCE CO, QPVA                COLUMBUS, OH 43218-2029           9.49%
-----------------------------------------------------------------------------------------------------------------------
                                                                                P.O. BOX 182029
PRECIOUS METALS                    NATIONWIDE INSURANCE CO, QPVA                COLUMBUS, OH 43218-2029           5.21%
-----------------------------------------------------------------------------------------------------------------------
                                   PRUDENTIAL INVESTMENT MANAGEMENT SERVICES    MAIL STOP 194-201
                                   FBO MUTUAL FUND CLIENTS ATTN: PRUCHOICE      194 WOOD AVENUE SOUTH
OTC                                UNIT                                         ISELIN, NJ 08830                  5.39%
-----------------------------------------------------------------------------------------------------------------------
                                                                                P.O. BOX 6503
ELECTRONICS                        TRUST COMPANY OF AMERICA                     ENGLEWOOD, CO 80112              12.44%
-----------------------------------------------------------------------------------------------------------------------
                                                                                P.O. BOX 6503
INTERNET                           TRUST COMPANY OF AMERICA                     ENGLEWOOD, CO 80112               7.61%
-----------------------------------------------------------------------------------------------------------------------
                                                                                P.O. BOX 6503
INVERSE OTC STRATEGY               TRUST COMPANY OF AMERICA                     ENGLEWOOD, CO 80112               9.92%
-----------------------------------------------------------------------------------------------------------------------
                                                                                P.O. BOX 6503
LEISURE                            TRUST COMPANY OF AMERICA                     ENGLEWOOD, CO 80112               7.09%
-----------------------------------------------------------------------------------------------------------------------
                                                                                P.O. BOX 6503
CONSUMER PRODUCTS                  TRUST COMPANY                                ENGLEWOOD, CO 80155               7.44%
-----------------------------------------------------------------------------------------------------------------------
                                   STATE STREET BANK AND TRUST CO               801 PENNSYLVANIA
PRECIOUS METALS                    FBO SYSTEMS ALTERNATIVES INT LLC 401K        KANSAS CITY, MO 64105             7.40%
-----------------------------------------------------------------------------------------------------------------------
                                                                                PO BOX 173736
ENERGY SERVICES                    FTC & CO DATALYNX                            DENVER, CO 80217-3736             6.56%
-----------------------------------------------------------------------------------------------------------------------
                                                                                235 ST CHARLES WAY, SUITE 100
UTILITIES                          COUNSEL TRUST CO FBO FTJFC                   YORK,PA 17402                    10.96%
-----------------------------------------------------------------------------------------------------------------------
                                                                                235 ST CHARLES WAY, SUITE 100
RETAILING                          COUNSEL TRUST CO FBO FTJFC                   YORK,PA 17402                    15.05%
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
                                                                                235 ST CHARLES WAY, SUITE 100
LEISURE                            COUNSEL TRUST CO FBO FTJFC                   YORK,PA 17402                     8.58%
-----------------------------------------------------------------------------------------------------------------------
                                                                                235 ST CHARLES WAY, SUITE 100
HEALTH CARE                        COUNSEL TRUST CO FBO FTJFC                   YORK,PA 17402                    59.64%
-----------------------------------------------------------------------------------------------------------------------
                                                                                525 Washington Blvd
                                                                                Jersey City, NJ 07310
TRANSPORTATION                     Brown Brothers Harriman and Company          United States                    49.29%
-----------------------------------------------------------------------------------------------------------------------
                                                                                P.O. BOX 173736
ELECTRONICS                        FTC & CO DATALYNX                            DENVER, CO80217-3736             13.71%
-----------------------------------------------------------------------------------------------------------------------
                                                                                P.O. BOX 173736
OTC                                FTC & CO DATALYNX                            DENVER, CO 80217-3736             8.74%
-----------------------------------------------------------------------------------------------------------------------
                                                                                P.O. BOX 173736
ENERGY SERVICES                    FTC & CO DATALYNX                            DENVER, CO 80217-3736             7.53%
-----------------------------------------------------------------------------------------------------------------------
                                                                                333 WEST 34TH STREET
                                                                                3RD FLOOR
INVERSE OTC STRATEGY               CITIGROUP GLOBAL MARKETS INC.                NEW YORK, NEW YORK 10001         10.09%
-----------------------------------------------------------------------------------------------------------------------
                                                                                P.O. BOX 173736
ENERGY                             FTC & CO DATALYNX                            DENVER, CO 80217-3736             6.15%
-----------------------------------------------------------------------------------------------------------------------
                                   AMERITRADE INC FOR THE EXCLUSIVE BENEFIT     P.O. BOX 2226
BANKING                            OF OUR CUSTOMERS                             OMAHA NE 68103-2226               5.99%
-----------------------------------------------------------------------------------------------------------------------
                                   AMERITRADE INC FOR THE EXCLUSIVE BENEFIT     P.O. BOX 2226
BASIC MATERIALS                    OF OUR CUSTOMERS                             OMAHA NE 68103-2226              10.06%
-----------------------------------------------------------------------------------------------------------------------
                                   AMERITRADE INC FOR THE EXCLUSIVE BENEFIT     P.O. BOX 2226
BIOTECHNOLOGY                      OF OUR CUSTOMERS                             OMAHA NE 68103-2226              22.85%
-----------------------------------------------------------------------------------------------------------------------
                                   AMERITRADE INC FOR THE EXCLUSIVE BENEFIT     P.O. BOX 2226
INTERNET                           OF OUR CUSTOMERS                             OMAHA NE 68103-2226               6.64%
-----------------------------------------------------------------------------------------------------------------------
                                   AMERITRADE INC FOR THE EXCLUSIVE BENEFIT     P.O. BOX 2226
INVERSE OTC STRATEGY               OF OUR CUSTOMERS                             OMAHA NE 68103-2226               8.88%
-----------------------------------------------------------------------------------------------------------------------
                                   AMERITRADE INC FOR THE EXCLUSIVE BENEFIT     P.O. BOX 2226
INVERSE S&P 500 STRATEGY           OF OUR CUSTOMERS                             OMAHA NE 68103-2226               8.07%
-----------------------------------------------------------------------------------------------------------------------
                                   AMERITRADE INC FOR THE EXCLUSIVE BENEFIT     P.O. BOX 2226
LEISURE                            OF OUR CUSTOMERS                             OMAHA NE 68103-2226              11.45%
-----------------------------------------------------------------------------------------------------------------------
                                   AMERITRADE INC FOR THE EXCLUSIVE BENEFIT     P.O. BOX 2226
NOVA                               OF OUR CUSTOMERS                             OMAHA NE 68103-2226              19.08%
-----------------------------------------------------------------------------------------------------------------------
                                   AMERITRADE INC FOR THE EXCLUSIVE BENEFIT     P.O. BOX 2226
OTC                                OF OUR CUSTOMERS                             OMAHA NE 68103-2226               9.02%
-----------------------------------------------------------------------------------------------------------------------
                                   AMERITRADE INC FOR THE EXCLUSIVE BENEFIT     P.O. BOX 2226
PRECIOUS METALS                    OF OUR CUSTOMERS                             OMAHA NE 68103-2226               7.22%
-----------------------------------------------------------------------------------------------------------------------
                                                                                P.O. BOX 173736
BANKING                            FTC & CO DATALYNX                            DENVER, CO 80217-3736            17.47%
-----------------------------------------------------------------------------------------------------------------------
                                                                                P.O. BOX 173736
TECHNOLOGY                         TRUSTLYNX & CO                               DENVER, CO 80217-3736             8.11%
-----------------------------------------------------------------------------------------------------------------------

DETERMINATION OF NET ASSET VALUE

The following information supplements and should be read in conjunction with the section in the Prospectuses entitled "Calculating Net Asset Value." The NAV of a Fund serves as the basis for the purchase and redemption price of that Fund's shares. The NAV of a Fund is calculated by dividing the market value of the Fund's securities plus the value of its other assets, less all liabilities, by the number of outstanding shares of the Fund. If market quotations are not readily available, a security will be valued at fair value by the Advisor using methods established or ratified by the Board.

Options on securities and indices purchased by a Fund generally are valued at their last bid price in the case of exchange-traded options or, in the case of options traded in the over-the-counter ("OTC") market, the average of the last bid price as obtained from two or more dealers unless there is only one dealer, in which case that dealer's price is used. Futures contracts generally are valued based upon the unrealized gain or loss on the contract determined with reference to the first price reported by established futures exchanges after the close of a Fund pricing cycle, or alternatively, with reference to the average price at which futures are bought and sold by a Fund. Options on futures contracts generally are valued with reference to the underlying futures contract. If the market makes a limit move with respect to a particular commodity, the commodity will be valued at fair value by the Advisor using methods established or ratified by the Board.

The International Equity Funds will generally value their assets at fair value because of the time difference between the close of the relevant foreign exchanges and the time the Funds price their shares at the close of the NYSE. Such valuation will attempt to reflect the U.S. financial markets' perceptions and trading activity related to the Funds' assets since the calculation of the closing level of the Funds' respective benchmarks. The Topix 100 Index is determined in the early morning (2:00 or 3:00 a.m., depending on daylight savings time) U.S. Eastern Time ("ET"), prior to the opening of the NYSE. The STOXX 50 Index(SM) is determined in the mid-morning (approximately 10:30 a.m.) U.S. ET, prior to the closing of the NYSE. Under fair value pricing, the values assigned to a Fund's securities may not be the quoted or published prices of those securities on their primary markets or exchanges.


On days when the Chicago Board of Trade ("CBOT") is closed during its usual business hours, but shares of the Fixed Income Funds, Absolute Return Strategies Fund and Hedged Equity Fund have been purchased, redeemed, and/or exchanged, the portfolio securities held by the Fixed Income Funds, Absolute Return Strategies Fund and Hedged Equity Fund which are traded on the CBOT are valued at the earlier of: (i) the time of the execution of the last trade of the day for the Fixed Income Funds, Absolute Return Strategies Fund and Hedged Equity Fund in those CBOT-traded portfolio securities; or (ii) the last price reported by an independent pricing service before the calculation of the Fixed Income Funds', Absolute Return Strategies Fund's or Hedged Equity Fund's NAV. On days when the CBOT is closed during its usual business hours and there is no need for the Fixed Income Funds, Absolute Return Strategies Fund or Hedged Equity Fund to execute trades on the CBOT, the value of the CBOT-traded portfolio securities held by the Fixed Income Funds, Absolute Return Strategies Fund or Hedged Equity Fund will be the last price reported by an independent pricing service before the calculation of the Fund's NAV.


OTC securities held by a Fund shall be valued at the last sales price or, if no sales price is reported, the mean of the last bid and asked price is used. Securities listed on the Nasdaq National Market and Nasdaq SmallCap Market may be valued at the Nasdaq Official Closing Price, which may differ from the last sales price reported. The portfolio securities of a Fund that are listed on national exchanges are taken at the last sales price of such securities on such exchange; if no sales price is reported, the mean of the last bid and asked price is used. For valuation purposes, all assets and liabilities initially expressed in foreign currency values will be converted into U.S. Dollar values at the mean between the bid and the offered quotations of such currencies against U.S. Dollars as last quoted by any recognized dealer. If such quotations are not available, the rate of exchange will be determined in good faith by the Advisor based on guidelines adopted by the Board. Dividend income and other distributions are recorded on the ex-dividend date, except for certain dividends from foreign securities which are recorded as soon as the Trust is informed after the ex-dividend date.

Illiquid securities, securities for which reliable quotations or pricing services are not readily available, and all other assets will be valued at their respective fair value as determined in good faith by, or under procedures established by the Board, which procedures may include the delegation of certain responsibilities regarding valuation to the Advisor or the officers of the Trust. The officers of the Trust report, as necessary, to the Board regarding portfolio valuation determination. The Board, from time to time, will review these methods of valuation and will recommend changes which may be necessary to assure that the investments of the Funds are valued at fair value.

The Money Market Fund will utilize the amortized cost method in valuing its portfolio securities for purposes of determining the NAV of its shares even though the portfolio securities may increase or decrease in market value, generally, in connection with changes in interest rates. The amortized cost method of valuation involves valuing a security at its cost adjusted by a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the instrument while this method provides certainty in valuation, this method may result in periods during which value, as determined by amortized cost, is higher or lower than the price the Money Market Fund would receive if this Fund sold the instrument. During such periods, the yield to investors in the Money Market Fund may differ somewhat from that obtained in a similar company which uses mark-to-market values for all its portfolio securities. For example, if the use of amortized cost resulted in a lower (higher) aggregate portfolio value on a particular day, a prospective investor in the Money Market Fund would be able to obtain a somewhat higher (lower) yield than would result from investment in such a similar company and existing investors would receive less (more) investment income. The purpose of this method of calculation is to facilitate the maintenance of a constant NAV of $1.00.

The Money Market Fund's use of the amortized cost method is permitted pursuant to Rule 2a-7 under the 1940 Act (the "Rule"). The Rule requires that the Money Market Fund limit its investments to U.S. Dollar-denominated instruments that meet the Rule's quality, maturity and diversification requirements. The Rule also requires the Money Market Fund to maintain a dollar-weighted average portfolio maturity of not more than ninety days and precludes the purchase of any instrument with a remaining maturity of more than thirteen months.

The  Money  Market  Fund  may  only  purchase  "Eligible  Securities."  Eligible
Securities are securities which: (a) have remaining maturities of thirteen months or less; (b) either (i) are rated in the two highest short-term rating categories by any two nationally-recognized statistical rating organizations ("NRSROs") that have issued a short-term rating with respect to the security or class of debt obligations of the issuer, or (ii) if only one NRSRO has issued a short-term rating with respect to the security, then by that NRSRO; (c) were long-term securities at the time of issuance whose issuers have outstanding short-term debt obligations which are comparable in priority and security and has a ratings as specified in (b) above; or (d) if no rating is assigned by any NRSRO as provided in (b) and (c) above, the unrated securities are determined by the Board to be of comparable quality to any rated securities.

As permitted by the Rule, the Board has delegated to the Advisor, subject to the Board's oversight pursuant to guidelines and procedures adopted by the Board, the authority to determine which securities present minimal credit risks and which unrated securities are comparable in quality to rated securities.

If the Board determines that it is no longer in the best interests of the Money Market Fund and its shareholders to maintain a stable price of $1.00 per share, or if the Board believes that maintaining such price no longer reflects a market-based NAV, the Board has the right to change from an amortized cost basis of valuation to valuation based on market quotations. The Money Market Fund will notify shareholders of any such change.

PURCHASE AND REDEMPTION OF SHARES

MINIMUM INVESTMENT REQUIREMENTS

Any request for a redemption (including pursuant to check writing privileges) by an investor whose account balance is: (a) below the currently applicable minimum investment; or (b) would be below that minimum as a result of the redemption, will be treated as a request by the investor of a complete redemption of that account. In addition, the Trust may redeem an account whose balance (due in whole or in part to redemptions since the time of last purchase) has fallen below the minimum investment amount applicable at the time of the shareholder's most recent purchase of Fund shares (unless the shareholder brings his or her account value up to the currently applicable minimum investment).

TAX CONSEQUENCES

Note that in the case of tax-qualified retirement plans, a redemption from such a plan may have adverse tax consequences. A shareholder contemplating such a redemption should consult his or her own tax adviser. Other shareholders should consider the tax consequences of any redemption.

SUSPENSION OF THE RIGHT OF REDEMPTION

The Funds may suspend the right of redemption or the date of payment: (i) for any period during which the NYSE is closed (other than customary weekend or holiday closings), or trading is restricted; (ii) for any period during which an emergency exists so that disposal of Fund investments or the determination of its NAV is not reasonably practicable; or (iii) for such other periods as the SEC, by order, may permit for the protection of Fund investors. In cases where Nasdaq, the CME, Chicago Board Options Exchange ("CBOE"), CBOT, or any foreign market where the Funds' securities trade, as appropriate, is closed or trading is restricted, a Fund may ask the SEC to permit the right to redemption to be suspended. On any day that any of the securities exchanges on which the Funds' securities trade close early (such as on days in advance of holidays generally observed by participants in these markets), or as permitted by the SEC, the right is reserved to advance the time on that day by which purchase and redemption orders must be received. Any order received after that time will receive the next business day's NAV.

HOLIDAYS

The NYSE, the Federal Reserve Bank of New York, the Nasdaq, the CME, the CBOT, and other U.S. exchanges are closed on weekends and on the following holidays:
(i) New Year's Day, Martin Luther King Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Columbus Day (the CBOT and CME will have abbreviated trading schedules), Thanksgiving Day, and Christmas Day; and
(ii) the preceding Friday if any of these holidays falls on a Saturday, or the subsequent Monday if any of these holidays falls on a Sunday. Although the Trust expects the same holiday schedules to be observed in the future, each of the aforementioned exchanges may modify its holiday schedule at any time. In addition, the U.S. Government bond market is closed on Columbus Day, and as of December 6, 2004, the U.S. Government bond market will likely close early the day before Columbus Day and Veterans' Day, as recommended by the Bond Market Association.

The national Japanese holidays affecting the relevant securities markets in Japan are as follows: New Year's Day; Coming-of-Age Day; National Foundation
Day; Vernal Equinox Day; Greenery Day; Constitution Memorial Day; Children's Day; Marine Day; Respect-of-the-Aged Day; Autumnal Equinox Day; Health-

Sports Day; Culture Day; Labor Thanksgiving Day; and Emperor's Birthday. Although the Trust expects this same holiday schedule to be observed in the future, the Japanese exchange may modify its holiday schedule at any time.

National holidays in the various European countries will also affect the relevant European securities markets. Due to the variety of holidays in each EU country as well as Switzerland, those holidays are not listed here.

REDEMPTIONS IN-KIND

The Trust intends to pay your redemption proceeds in cash. However, under unusual conditions that make the payment in cash unwise (and for the protection of the remaining shareholders of a Fund) the Trust reserves the right to pay all, or part, of your redemption proceeds in liquid securities with a market value equal to the redemption price (redemption in-kind). The Trust has elected to be governed by Rule 18f-1 under the 1940 Act under which the Trust is obligated to redeem shares for any one shareholder in cash only up to the lesser of $250,000 or 1% of a Fund's NAV during any 90-day period. Although it is highly unlikely that your shares would ever actually be redeemed in kind, you would probably have to pay brokerage costs to sell the securities distributed to you.

A-CLASS SHARES - INITIAL SALES CHARGES, REDUCTIONS, AND WAIVERS

INITIAL SALES CHARGES / DEALER REALLOWANCES. A-Class Shares of the Funds are sold subject to a front-end sales charge as described in the A-Class Shares Prospectus. The sales charge is used to compensate the Distributor and participating securities dealers for their expenses incurred in connection with the distribution of the Funds' shares. You may also be charged a transaction or other fee by the financial institution managing your account.

Selling dealers are normally reallowed a portion of the sales charge by the Distributor. The following table shows the amount of the front-end sales charge that is reallowed to dealers as a percentage of the offering price of A-Class Shares.

---------------------------------------------------------------------------------------
AMOUNT OF INVESTMENT                AUTHORIZED DEALER COMMISSION AS % OF OFFERING PRICE
---------------------------------------------------------------------------------------
Less than $100,000                                        4.00%
---------------------------------------------------------------------------------------
$100,000 but less than $250,000                           3.00%
---------------------------------------------------------------------------------------
$250,000 but less than $500,000                           2.25%
---------------------------------------------------------------------------------------
$500,000 but less than 1,000,000                          1.20%
---------------------------------------------------------------------------------------
Greater than $1,000,000                                   1.00%
---------------------------------------------------------------------------------------

REDUCED SALES CHARGES. You may qualify for reduced sales charges or sales charge exceptions. To qualify for these reductions or exceptions, you or your securities dealer are responsible for providing sufficient information at the time of purchase to verify that your purchase qualifies for such treatment.

RIGHTS OF ACCUMULATION

You may qualify for reduced initial sales charges based upon your existing investment in shares of any Rydex Fund at the time of the proposed purchase. To determine whether or not a reduced initial sales charge applies to a proposed purchase, the Distributor takes into account not only the money which is invested upon such proposed purchase, but also the value of all A-Class and C-Class Shares of the Rydex Funds that you own (other than A-Class Shares of the U.S. Government Money Market Fund, as discussed in its Prospectus), calculated at their then current public offering price.

If you qualify for a reduced sales charge, the reduced sales charge applies to the total amount of money being invested, even if only a portion of that amount exceeds the breakpoint for the reduced sales charge. For example, if you already own qualifying A-Class or C-Class shares of any Rydex Fund with a value of $80,000 and wish to invest an additional $40,000 in an A-Class Share of a Fund, the reduced initial sales charge of 4.75% will apply to the full $40,000 purchase and not just to the $20,000 in excess of the $100,000 breakpoint.

To qualify for obtaining the discount applicable to a particular purchase, you or your securities dealer must furnish the Servicer with a list of the account numbers and the names in which your Rydex Fund accounts are registered at the time the purchase is made.

AGGREGATING ACCOUNTS (GROUP PURCHASES)

      1. To receive a reduced sales charge on A-Class Shares, investments in any A-Class or C-Class shares (other than A-Class Shares of the U.S. Government Money Market Fund, as discussed in the Prospectus) made by you, your spouse and your children under the age of 21 may be aggregated if made for your/their own account(s) and:

      o trust accounts established by the above individuals. However, if the person(s) who established the trust is/are deceased, the trust account may be aggregated with accounts of the person who is the primary beneficiary of the trust;

      o     solely controlled business accounts;

      o     single participant retirement plans; or

      o endowments or foundations established and controlled by you or your immediate family.

      2. Investments made by a trustee or other fiduciary for a single trust estate or fiduciary account and multiple-employee benefit plans of a single employer or affiliated employers - provided they are not aggregated with individual accounts - may also be aggregated.

      3. Similarly, investments made for participant accounts of a 403(b) plan that is treated like an employer-sponsored plan, or multiple 403(b) plans of a single employer or affiliated employers, may be aggregated. In addition, investments made for non-profit, charitable or educational organizations (or any employer-sponsored retirement plan for such an endowment or foundation) or any endowments or foundations established and controlled by the organization may be aggregated. Finally, investments made by a common trust fund or other diversified pooled accounts not specifically formed for the purpose of accumulating fund shares may be aggregated.

      SOME ACCOUNTS CANNOT BE AGGREGATED. At the request of certain investment firms, some accounts are set up as "street name" or "nominee" accounts. This means that the investment firm has sole access, and that the Funds have limited access, to the investment firm's clients' account information. Since the Servicer has little or no access to certain nominee or street name account information, these accounts generally may not be aggregated for the purpose of receiving reduced sales charges. Check with your securities dealer to determine if this applies to your account.

LETTERS OF INTENT

You may also pay reduced initial sales charges by indicating on the account application that you intend to provide a Letter of Intent ("LOI"), and then fulfilling the conditions of that LOI.

The LOI confirms the total investment in shares of the Rydex Funds that you intend to make within the next 13 months. By marking the LOI section on the account application and by signing the account application, you indicate that you understand and agree to the terms of the LOI and that you are bound by the provisions described below:

      CALCULATING THE INITIAL SALES CHARGE:

      o Each purchase of Fund shares normally subject to an initial sales charge made during the 13-month period will be made at the public offering price applicable to a single transaction of the total dollar amount indicated by the LOI (to determine what the applicable public offering price is, look at the sales charge table in the section on "Initial Sales Charges" in the Prospectus).

      o It is your responsibility at the time of purchase to specify the account numbers that should be considered in determining the appropriate sales charge.

      o The offering price may be further reduced as described below above under "Rights of Accumulation" if the Servicer is advised of all other accounts at the time of the investment.

      o Shares acquired through reinvestment of dividends and capital gains distributions will not be applied to the LOI.

      CALCULATING THE NUMBER OF SHARES TO BE PURCHASED

      o Purchases made within 90 days before signing an LOI will be applied toward completion of the LOI. The LOI effective date will be the date of the first purchase within the 90-day period.

      o Purchases made more than 90 days before signing an LOI will be applied toward the completion of the LOI based on the value of the shares purchased that is calculated at the public offering price on the effective date of the LOI.

      o If you meet the original obligation at any time during the 13-month period, you may revise the intended investment amount upward by submitting a written and signed request. This revision will not change the original expiration date.

      o The Servicer will process necessary adjustments upon the expiration or completion date of the LOI.

      FULFILLING THE INTENDED INVESTMENT

      o By signing an LOI, you are not making a binding commitment to purchase additional shares, but if purchases made within the 13-month period do not total the amount specified, you will have to pay the increased amount of sales charge.

      o To assure compliance with the provisions of the 1940 Act, the Servicer will escrow in the form of shares an appropriate dollar amount (computed to the nearest full share) out of the initial purchase (or subsequent purchases if necessary). All dividends and any capital gain distributions on the escrowed shares will be credited to you. All shares purchased, including those escrowed, will be registered in your name. If the total investment specified under this LOI is completed within the 13-month period, the escrowed shares will be promptly released.

      o If the intended investment is not completed, you will pay the Servicer the difference between the sales charge on the specified amount and the sales charge on the amount actually purchased. If you do not pay such difference within 20 days of the expiration date, you irrevocably appoint the Servicer as your attorney-in-fact to surrender for redemption any or all shares, to make up such difference within 60 days of the expiration date.

      CANCELING THE LOI

      o If at any time before completing the LOI Program you wish to cancel the agreement, you must give written notice to the Distributor.

      o If at any time before completion the LOI Program you request the Servicer to liquidate or transfer beneficial ownership of your total shares, the LOI will be automatically canceled. If the total amount purchased is less than the amount specified in the LOI, the Servicer will redeem an appropriate number of escrowed shares equal to the difference between the sales charge actually paid and the sales charge that would have been paid if the total purchases had been made at a single time.

SALES CHARGE WAIVERS. The A-Class Shares' initial sales charges will be waived for certain types of investors, as described in the Prospectus.

DIVIDENDS, DISTRIBUTIONS, AND TAXES

DIVIDENDS AND DISTRIBUTIONS

Dividends from net investment income and any distributions of net realized capital gains from each of the Funds will be distributed as described in the Trust's Prospectuses under "Dividends and Distributions." Normally, all such distributions of a Fund will automatically be reinvested without charge in additional shares of the same Fund.

The Government Long Bond 1.2x Strategy Fund and Money Market Fund intend to declare dividends daily from net investment income (and net short-term capital gains, if any) and distribute such dividends daily. Net income, for dividend purposes, includes accrued interest and accretion of original issue and market discount, plus or minus any short-term gains or losses realized on sales of portfolio securities, less the amortization of market premium and the estimated expenses of the Funds. Net income will be calculated immediately prior to the determination of NAV of the Government Long Bond 1.2x Strategy Fund and Money Market Fund.

The Board may revise the dividend policy, or postpone the payment of dividends, if the Money Market Fund should have or anticipate any large unexpected expense, loss, or fluctuation in net assets which, in the opinion of the Board, might have a significant adverse effect on shareholders of the Money Market Fund. On occasion, in order to maintain a constant $1.00 NAV for the Money Market Fund, the Board may direct that the number of outstanding shares of the Money Market Fund be reduced in each shareholder's account. Such reduction may result in taxable income to a shareholder of the Money Market Fund in excess of the net increase (I.E., dividends, less such reduction), if any, in the shareholder's account for a period of time. Furthermore, such reduction may be realized as a capital loss when the shares are liquidated.

With respect to the investment by the Government Long Bond 1.2x Strategy Fund in U.S. Treasury zero coupon bonds, a portion of the difference between the issue price of zero coupon securities and the face value of such securities (the "original issue discount") is considered to be income to the Fund each year, even though the Fund will not receive cash interest payments from these securities. This original issue discount (imputed income) will comprise a part of the investment company taxable income of the Government Long Bond 1.2x Strategy Fund which must be distributed to shareholders of the Fund in order to maintain the qualification of the Fund as regulated investment companies for tax purposes. The tax rules applicable to regulated investment companies are described below.

FEDERAL TAX TREATMENT OF DIVIDENDS AND DISTRIBUTIONS

The following is only a summary of certain additional federal income tax considerations generally affecting the Funds and their shareholders that are not described in the Prospectuses. No attempt is made to present a detailed explanation of the federal, state, local or foreign tax treatment of the Funds or their shareholders, and the discussion here and in the Prospectuses is not intended to be a substitute for careful tax planning.

The following general discussion of certain federal income tax consequences is based on the Code and the regulations issued thereunder as in effect on the date of this SAI. New legislation, as well as administrative changes or court decisions, may significantly change the conclusions expressed herein, and may have a retroactive effect with respect to the transactions contemplated herein.

Shareholders are urged to consult their own tax advisers regarding the application of the provisions of tax law described in this SAI in light of the particular tax situations of the shareholders and regarding specific questions as to federal, state, or local taxes.

REGULATED INVESTMENT COMPANY STATUS

A fund that qualifies as a regulated investment company ("RIC") under Subchapter M of the Code will not be subject to federal income taxes on the net investment income and net realized capital gains that the fund distributes to the Fund's shareholders. Each of the Funds will seek to qualify for treatment as a RIC under the Code. Provided that for each tax year a Fund: (i) meets the requirements to be treated as a RIC (as discussed below); and (ii) distributes at least 90% of the Fund's investment company income for such year (including, for this purpose, net realized short-term capital gains over net long-term capital losses) and at least 90% of its net tax-exempt income, the Fund itself will not be subject to federal income taxes to the extent the Fund's net investment income and the Fund's net realized capital gains, if any, are distributed to the Fund's shareholders. One of several requirements for RIC qualification is that the Fund must receive at least 90% of the Fund's gross income each year from dividends, interest, payments with respect to securities loans, gains from the sale or other disposition of stock, securities or foreign currencies, or other income derived with respect to the Fund's investments in stock, securities, and foreign currencies, and net income derived from an interest in a qualified publicly traded partnership (the "90% Test"). A second requirement for qualification as a RIC is that a Fund must diversify its holdings so that, at the end of each fiscal quarter of the Fund's taxable year:
(a) at least 50% of the market value of the Fund's total assets is represented by cash and cash items, U.S. Government securities, securities of other RICs, and other securities, with these other securities limited, in respect to any one issuer, to an amount not greater than 5% of the value of the Fund's total assets or 10% of the outstanding voting securities of such issuer; and (b) not more than 25% of the value of its total assets are invested in the securities (other than U.S. Government securities or securities of other RICs) of any one issuer or two or more issuers which the Fund controls and which are engaged in the same, similar, or related trades or businesses, or the securities of one or more qualified publicly traded partnership (the "Asset Test"). Income and gains from transactions in commodities such as precious metals and minerals will not qualify as income from "securities" for purposes of the 90% test. The Precious Metals Fund, therefore, intends to restrict its investment in precious metals and in precious minerals to avoid a violation of the 90% Test.

In the event of a failure by a Fund to qualify as a RIC, the Fund would be subject to tax on its taxable income at corporate rates, and the Fund's distributions, to the extent such distributions are derived from the Fund's current or accumulated earnings and profits, would constitute dividends that would be taxable to the shareholders of the Fund as ordinary income. Such distributions would be eligible for the dividends received deduction for corporate shareholders, and for the lower tax rates applicable to qualified dividend income received by individual shareholders, subject to certain limitations. This treatment would also apply to any portion of the distributions that might have been treated in the shareholder's hands as long-term capital gains, as discussed below, had the Fund qualified as a RIC. The Board reserves the right not to maintain the qualification of a Fund as a regulated investment company if it determines such course of action to be beneficial to shareholders. If a Fund determines that it will not qualify as a RIC under Subchapter M of the Code, the Fund will establish procedures to reflect the anticipated tax liability in the Fund's NAV.

Each Fund will generally be subject to a nondeductible 4% federal excise tax to the extent it fails to distribute by the end of any calendar year 98% of its ordinary income for the year and 98% of its capital gain net income, for the one-year period ending on October 31 of such year, plus certain other amounts. Each Fund intends to make sufficient distributions, or deemed distributions, to avoid imposition of the excise tax but can make no assurances that all such tax liability will be eliminated.


Each Fund intends to distribute substantially all its net investment income and net realized capital gains to shareholders, at least annually. The distribution of net investment income and net realized capital gains will be taxable to Fund shareholders regardless of whether the shareholder elects to receive these distributions in cash or in additional shares. Except for the Government Long Bond 1.2x Strategy Fund and the Money Market Fund, all or portion of the net investment income distributions may be treated as qualified dividend income (eligible for the reduced maximum rate to individuals of 15% (5% for individuals in lower tax brackets)) to the extent that the fund receives qualified dividend income. Qualified dividend income is, in general, dividend income from taxable domestic corporations and certain foreign corporations (I.E., foreign corporations incorporated in a possession of the United States or in certain countries with a comprehensive tax treaty with the United States, or the stock of which is readily tradable on an established securities market in the United States).

In order for some portion of the dividends received by a Fund's shareholders to be qualified dividend income, a Fund must meet holding period and other requirements with respect to the dividend paying stocks in its portfolio, and the shareholder must meet holding period and other requirements with respect to the Fund's shares. Distributions reported to Fund shareholders as long-term capital gains shall be taxable as such (currently at a maximum rate of 15%), regardless of how long the shareholder has owned the shares. Fund shareholders will be notified annually by the Fund as to the federal tax status of all distributions made by the Fund. Distributions may be subject to state and local taxes.

Absent further legislation, the maximum 15% tax rate on qualified dividend income and long-term capital gains will cease to apply to taxable years beginning after December 31, 2010.

Shareholders of the Government Long Bond 1.2x Strategy Fund and the Money Market Fund will be subject to federal income tax on dividends paid from interest income derived from taxable securities and on distributions of realized net short-term capital gains. Interest and realized net short-term capital gains distributions are taxable to shareholders of the Government Long Bond 1.2x Strategy Fund and the Money Market Fund as ordinary dividend income regardless of whether the shareholder receives such distributions in additional Fund shares or in cash. Since the Government Long Bond 1.2x Strategy Fund's and the Money Market Fund's income is expected to be derived entirely from interest rather than dividends, none of such distributions will be eligible for the federal dividends received deduction available to corporations. Shareholders who have not held Fund shares for a full year should be aware that a Fund may designate and distribute, as ordinary income or capital gain, a percentage of income that is not equal to the actual amount of such income earned during the period of investment in a Fund.

If a Fund's distributions exceed its taxable income and capital gains realized during a taxable year, all or a portion of the distributions made in the same taxable year may be recharacterized as a return of capital to shareholders. A return of capital distribution will generally not be taxable, but will reduce each shareholder's cost basis in a Fund and result in a higher reported capital gain or lower reported capital loss when those shares on which the distribution was received are sold.

Sales, redemptions and exchanges of Fund shares are generally taxable transactions for federal and state income tax purposes. In general, if you hold your shares as a capital asset, gain or loss realized will be capital in nature and will be classified as long-term or short-term, depending on the length of the time shares have been held. Because the Money Market Fund intends to maintain a stable $1.00 NAV, shareholders of that Fund should not expect to realize any gain or loss on the sale, redemption or exchange of such shares.

The Funds will inform you of the amount of your ordinary income dividends, qualified dividend income, and capital gain distributions shortly after the close of each calendar year.

All or a portion of any loss realized upon the redemption of Fund shares will be disallowed to the extent that other shares in a Fund are purchased (through reinvestment of dividends or otherwise) within 30 days before or after a share redemption. Any loss disallowed under these rules will be added to the tax basis in the newly purchased shares. In addition, any loss realized by a shareholder on the disposition of shares held for six months or less is treated as a long-term capital loss to the extent of any distributions of any net long-term capital gains received by the shareholder with respect to such shares.

SPECIAL TAX CONSIDERATIONS

SECTOR FUNDS, INTERNATIONAL EQUITY FUNDS AND ALTERNATIVE INVESTMENT FUNDS. As described above, gains from the sale or other disposition of foreign currencies and other income (including but not limited to gains from options, futures or forward contracts) derived from investing in stock, securities, or foreign currencies generally are included as qualifying income in applying the 90% Test. It should be noted, however, that for purposes of the 90% Test, the Secretary of the Treasury is authorized to issue regulations that would exclude from qualifying income foreign currency gains which are not directly related to the RIC's principal business of investing in stock or securities (or options and futures with respect to stock or securities). No regulations have been issued pursuant to this authorization. It is possible, however, that such regulations may be issued in the future. If such future regulations were applied to the Strengthening Dollar 2x Strategy and Weakening Dollar 2x Strategy Funds, it is possible that the amount of their qualifying income would no longer satisfy the 90% Test and the Funds would fail to qualify as RICs.

It is also possible that the Strengthening Dollar 2x Strategy and Weakening Dollar 2x Strategy Funds' strategy of investing in foreign currency-related financial instruments might cause the Funds to fail to satisfy the Asset Test, resulting in their failure to qualify as RICs. Failure of the Asset Test might result from a determination by the Internal Revenue Service that financial instruments in which the Funds invest are not securities.

Moreover, even if the financial instruments are treated as securities, a determination by the Internal Revenue Service regarding the identity of the issuers of the securities or the fair market values of the securities that differs from the determinations made by the Funds could result in the failure by the Funds to diversify their investments in a manner necessary to satisfy the Asset Test. The tax treatment of a Fund and its shareholders in the event the Fund fails to qualify as a RIC is described above under "Regulated Investment Company Status".

Under the Code, special rules are provided for certain transactions in a foreign currency other than the taxpayer's functional currency (I.E., unless certain special rules apply, currencies other than the U.S. Dollar). In general, foreign currency gains or losses from forward contracts, from futures contracts that are not "regulated futures contracts," and from unlisted options will be treated as ordinary income or loss under the Code. Also, certain foreign exchange gains derived with respect to foreign fixed-income securities are also subject to special treatment. In general, any such gains or losses will increase or decrease the amount of the a Fund's investment company taxable income available to be distributed to shareholders as ordinary income, rather than increasing or decreasing the amount of a Fund's net capital gain. Additionally, if such losses exceed other investment company taxable income during a taxable year, a Fund would not be able to make any ordinary dividend distributions.

The Sector Funds, International Equity Funds and Sector Rotation Fund may incur a liability for foreign dividend withholding taxes as a result of investment in stock or securities of foreign corporations. If, at any year-end, more than 50% of the assets of a Fund are comprised of stock or securities of foreign corporations, the Fund may elect to "pass through" to shareholders the amount of foreign taxes paid by that Fund. The Fund will make such an election only if that Fund deems this to be in the best interests of its shareholders. If the Fund does not qualify to make this election or does qualify, but does not choose to do so, the imposition of such taxes would directly reduce the return to an investor from an investment in that Fund.

With respect to investments by the S&P 500 Fund, Russell 2000(R) Fund, Fixed Income Funds, Absolute Return Strategies Fund or Hedged Equity Fund in zero coupon securities which are sold at original issue discount and thus do not make periodic cash interest payments, each Fund will be required to include as part of its current income the imputed interest on such obligations even though the Fund has not received any interest payments on such obligations during that period. Because each Fund distributes all of its net investment income to its shareholders, a Fund may have to sell Fund securities to distribute such imputed income which may occur at a time when the Advisor would not have chosen to sell such securities and which may result in taxable gain or loss.

COMMODITIES STRATEGY FUND. One of the requirements for qualification as a RIC under Subchapter M of the Code is that a Fund derive at least 90% of its gross income for each taxable year from dividends, interest, payments with respect to certain securities loans, and gains from the sale or other disposition of stock, securities or foreign currencies, or other income derived with respect to its business of investing in such stock, securities or currencies ("Qualifying Income"). As described in the Prospectuses, the Fund intends to gain its exposure to the commodities markets by investing in commodity-linked derivative instruments, including swap agreements, commodity options, futures, options on futures and commodity-linked structured notes.

The status of the swap agreements and other commodity-linked derivative instruments under tests to qualify as a RIC under Subchapter M of the Code has been recently addressed in Revenue Ruling 2006-1 and Revenue Ruling 2006-31 which provide that income from commodity-linked swaps in which the Fund invests will not be considered qualifying income after September 30, 2006. Accordingly, the Fund currently restricts its income from commodity-linked swaps (when combined with its other investments that produce non-qualifying income) to be less than 10 percent of its gross income.

The Fund has received a private letter ruling from the Internal Revenue Service that concludes that certain commodities-linked notes held by the Fund will produce qualifying income for purposes of the RIC qualification tests. The Advisor, therefore, believes it can continue to successfully operate the Fund in a manner consistent with the Fund's current investment objective by investing in certain commodities-linked structured notes.

If the Fund were to fail to qualify as a regulated investment company, the Fund would be subject to federal income tax on its net income and capital gains at regular corporate income tax rates (without a deduction for distributions to shareholders). When distributed, that income would also be taxable to shareholders as an ordinary dividend to the extent attributable to the Fund's earnings and profits. If the Fund were to fail to qualify as a regulated investment company and became subject to federal income tax, any shareholders of the Fund would be subject to diminished investment returns.

OPTIONS TRANSACTIONS BY THE FUNDS

If a call option written by a Fund expires, the amount of the premium received by a Fund for the option will be short-term capital gain to the Fund. If such an option is closed by a Fund, any gain or loss realized by a Fund as a result of the closing purchase transaction will be short-term capital gain or loss. If the holder of a call option exercises the holder's right under the option, any gain or loss realized by a Fund upon the sale of the underlying security or underlying futures contract pursuant to such exercise will be short-term or long-term capital gain or loss to a Fund depending on the Fund's holding period for the underlying security or underlying futures contract.

With respect to call options purchased by a Fund, a Fund will realize short-term or long-term capital gain or loss if such option is sold and will realize short-term or long-term capital loss if the option is allowed to expire depending on the Fund's holding period for the call option. If such a call option is exercised, the amount paid by the Fund for the option will be added to the basis of the stock or futures contract so acquired.

Each Fund has available to it a number of elections under the Code concerning the treatment of option transactions for tax purposes. A Fund will utilize the tax treatment that, in a Fund's judgment, will be most favorable to a majority of investors in the Fund. Taxation of these transactions will vary according to the elections made by a Fund. These tax considerations may have an impact on investment decisions made by a Fund.

Each of the Domestic Equity Funds, Domestic Equity-Style Funds, Sector Funds, International Equity Funds and Alternative Investment Funds in its operations also will utilize options on securities indices. Options on "broad based" securities indices are classified as "non-equity options" under the Code. Gains and losses resulting from the expiration, exercise, or closing of such non-equity options, as well as gains and losses resulting from futures contract transactions, will be treated as long-term capital gain or loss to the extent of 60% thereof and short-term capital gain or loss to the extent of 40% thereof (hereinafter, "blended gain or loss"). In addition, any non-equity option and futures contract held by a Fund on the last day of a fiscal year will be treated as sold for market value on that date, and gain or loss recognized as a result of such deemed sale will be blended gain or loss.


The trading strategies of each of the Domestic Equity Funds, Domestic Equity - Style Funds, Sector Funds, International Equity Funds and Alternative Investment Funds, involving non equity options on stock indices may constitute "straddle" transactions. "Straddles" may affect the taxation of such instruments and may cause the postponement of recognition of losses incurred in certain closing transactions. Each of these Funds will also have available a number of elections under the Code concerning the treatment of option transactions for tax purposes. Each such Fund will utilize the tax treatment that, in the Fund's judgment, will be most favorable to a majority of investors in the Fund. Taxation of these transactions will vary according to the elections made by a Fund. These tax considerations may have an impact on investment decisions made by a Fund.

A Fund's transactions in certain options, under some circumstances, could preclude a Fund's qualifying for the special tax treatment available to investment companies meeting the requirements of Subchapter M of the Code.

Each Fund may invest in complex securities. These investments may be subject to numerous special and complex tax rules. These rules could affect whether gains and losses recognized by a Fund are treated as ordinary income or capital gain, accelerate the recognition of income to a Fund and/or defer a Fund's ability to recognize losses. In turn, those rules may affect the amount, timing or character of the income distributed to you by a Fund.


BACK-UP WITHHOLDING

In certain cases a Fund will be required to withhold and remit to the U.S. Treasury an amount equal to the applicable back-up withholding rate applied to reportable taxable dividends and distributions, as well as the proceeds of any redemptions of Fund shares, paid to a shareholder who: (1) has failed to provide a correct taxpayer identification number (usually the shareholder's social security number); (2) is subject to back-up withholding by the Internal Revenue Service ("IRS"); (3) has failed to provide the Fund with the certifications required by the IRS to document that the shareholder is not subject to back-up withholding; or (4) has failed to certify that he or she is a U.S. person (including a U.S. resident alien).

OTHER ISSUES

With respect to investments in STRIPs and other zero coupon securities which are sold at original issue discount and thus do not make periodic cash interest payments, the Fund will be required to include as part of its current income the imputed interest on such obligations even though the Fund has not received any interest payments on such obligations during that period. Because the Fund distributes all of its net investment income to its shareholders, the Fund may have to sell Fund securities to distribute such imputed income which may occur at a time when the Advisor would not have chosen to sell such securities and which may result in taxable gain or loss.

Each Fund may be subject to tax or taxes in certain states where the Fund does business. Furthermore, in those states which have income tax laws, the tax treatment of a Fund and of Fund shareholders with respect to distributions by the Fund may differ from federal tax treatment. In some states ownership of fund shares may also be subject to state and local taxation. Many states grant tax-free status to dividends paid to you from interest earned on direct obligations of the U.S. Government, subject in some states to minimum investment requirements that must be met by a Fund. Investment in Government National Mortgage Association or Fannie Mae securities, banker's acceptances, commercial paper and repurchase agreements collateralized by U.S. Government securities do not generally qualify for such tax-free treatment. The rules on exclusion of this income are different for corporate shareholders.

Shareholders are urged to consult their own tax advisers regarding the application of the provisions of tax law described in this SAI in light of the particular tax situations of the shareholders and regarding specific questions as to federal, state, or local taxes.

OTHER INFORMATION

PORTFOLIO HOLDINGS

The Board has approved portfolio holdings disclosure policies that govern the timing and circumstances of disclosure to shareholders and third parties of information regarding the portfolio investments held by the Funds. These policies and procedures, as described below, are designed to ensure that disclosure of portfolio holdings is in the best interests of Fund shareholders, and address conflicts of interest between the interests of Fund shareholders and those of the Funds' Advisor, principal underwriter, or any affiliated person of the Funds, the Advisor, or the principal underwriter.

Information concerning the Funds' portfolio holdings may be disclosed in the ordinary course of business and as frequently as daily, but no earlier than one business day following the date of the information, to (i) certain personnel of those Service Providers that are involved in portfolio management and providing administrative, operational, risk management, or other support to portfolio management, including affiliated broker-dealers, and (ii) other personnel of the Advisor and other Service Providers, such as the Funds' administrator, custodian and fund accountant, who deal directly with, or assist in, functions related to investment management, administration, custody and fund accounting, as may be necessary to conduct business in the ordinary course in a manner consistent with agreements with the Funds and/or the terms of the Funds' current registration statement. As of December 31, 2006, the Funds disclose portfolio holdings information to the following entities as part of ongoing arrangements that serve legitimate business purposes:

--------------------------------------------------------------------------------
                 INDIVIDUAL/ENTITY               FREQUENCY         TIME LAG
--------------------------------------------------------------------------------
Morningstar                                       Monthly      1-5 business days
--------------------------------------------------------------------------------
Lipper                                            Monthly      1-5 business days
--------------------------------------------------------------------------------
Thompson Financial                               Quarterly     1-5 business days
--------------------------------------------------------------------------------
Bloomberg                                        Quarterly     1-5 business days
--------------------------------------------------------------------------------
Vickers Stock Research                           Quarterly     1-5 business days
--------------------------------------------------------------------------------
Standard & Poor's                                Quarterly     1-5 business days
--------------------------------------------------------------------------------
Institutional Shareholder Services (formerly,     Weekly       1-5 business days
Investor Responsibility Research Center)
--------------------------------------------------------------------------------

The Funds' Chief Compliance  Officer,  or a Compliance Manager designated by the
Chief Compliance Officer, may also grant exceptions to permit additional disclosure of Fund portfolio holdings information at differing times and with different lag times (the period from the date of the information to the date the information is made available), if any, in instances where the Funds have legitimate business purposes for doing so, it is in the best interests of shareholders, and the recipients are subject to a duty of confidentiality, including a duty not to trade on the nonpublic information and are required to execute an agreement to that effect. The Board will be informed of any such disclosures at its next regularly scheduled meeting or as soon as is reasonably practicable thereafter. In no event shall the Funds, the Advisor, or any other party receive any direct or indirect compensation in connection with the disclosure of information about the Funds' portfolio holdings.

The Board exercises continuing oversight of the disclosure of the Funds' portfolio holdings by (1) overseeing the implementation and enforcement of the Portfolio Holdings Disclosure Policies and Procedures, the Code of Ethics, and the Protection of Non-Public Information Policies and Procedures (collectively, the portfolio holdings governing policies) by the Funds' Chief Compliance Officer and the Funds, (2) considering reports and recommendations by the Chief Compliance Officer concerning any material compliance matters (as defined in Rule 38a-1 under the 1940 Act and Rule 206(4)-7 under the Investment Advisers Act of 1940) that may arise in connection with any portfolio holdings governing policies, and (3) considering whether to approve or ratify any amendment to any portfolio holdings governing policies. The Board and the Funds reserve the right to amend the Policies and Procedures at any time and from time to time without prior notice in their sole discretion. For purposes of the Policies and Procedures, the term "portfolio holdings" means the equity and debt securities (E.G., stocks and bonds) held by the Funds and does not mean the cash investments, derivatives, and other investment positions (collectively, other investment positions) held by the Funds.

In addition to the permitted disclosures described above, the Funds must disclose their complete holdings quarterly within 60 days of the end of each fiscal quarter in the Annual Report and Semi-Annual Report to Fund shareholders and in the quarterly holdings report on Form N-Q. These reports are available, free of charge, on the EDGAR database on the SEC's web site at www.sec.gov.

VOTING RIGHTS

You receive one vote for every full Fund share owned. Each Fund or class of a Fund will vote separately on matters relating solely to that Fund or class. All shares of the Funds are freely transferable.

As a Delaware statutory trust, the Trust is not required to hold annual Shareholder meetings unless otherwise required by the 1940 Act. However, a meeting may be called by Shareholders owning at least 10% of the outstanding shares of the Trust. If a meeting is requested by Shareholders, the Trust will provide appropriate assistance and information to the Shareholders who requested the meeting. Shareholder inquiries can be made by calling 800.820.0888 or 301.296.5100, or by writing to the Trust at 9601 Blackwell Road, Suite 500, Rockville, Maryland 20850.

REPORTING

You will receive the Trust's unaudited financial information and audited financial statements. In addition, the Trust will send you proxy statements and other reports. If you are a customer of a financial institution that has purchased shares of a Fund for your account, you may, depending upon the nature of your account, receive all or a portion of this information directly from your financial institution.

SHAREHOLDER INQUIRIES

You  may  visit  the  Trust's  web  site  at  WWW.RYDEXINVESTMENTS.COM  or  call
800.820.0888 or 301.296.5100 to obtain information on account statements, procedures, and other related information.

INDEX PUBLISHERS

The Rydex Funds are not sponsored, endorsed, sold or promoted by Standard & Poor's, a division of The McGraw-Hill Companies, Inc. ("S&P"), Dow Jones, or the Board of Trade of the City of New York, Inc. ("NYBOT" or "Licensor"), a corporation with offices at World Financial Center, One North End Avenue, New York, NY. S&P, Dow Jones, and NYBOT make no representation or warranty, express or implied, to the owners of the Rydex Funds or any member of the public regarding the advisability of investing in securities generally or in the Rydex Funds particularly or the ability of the S&P, Dow Jones and/or NYBOT Indices to track general stock market performance. S&P, Dow Jones, and NYBOT's only relationship to Rydex Investments is the licensing of certain trademarks and trade names of S&P, Dow Jones, NYBOT and of the S&P Indices, Dow Jones
Industrial Average(SM) and NYBOT Indices which are determined, composed and calculated by S&P, Dow Jones, and NYBOT, respectively, without regard to Rydex Investments or the Rydex Funds. S&P, Dow Jones and NYBOT have no obligation to take the needs of Rydex Investments or the owners of the Rydex Funds into consideration in determining, composing or calculating the S&P Indices, the Dow Jones Industrial Average(SM), or NYBOT Indices, respectively. S&P, Dow Jones and NYBOT are not responsible for and have not participated in the determination of the prices and amount of the Rydex Funds, the timing of the issuance or sale of the Rydex Funds, or in the determination or calculation of the NAV of the Rydex Funds. S&P, Dow Jones and NYBOT have no obligation or liability in connection with the administration, marketing or trading of the Rydex Funds.

S&P, DOW JONES AND NYBOT DO NOT GUARANTEE THE ACCURACY AND/OR THE COMPLETENESS OF THE S&P INDICES, DOW JONES INDUSTRIAL AVERAGE(SM), OR NYBOT INDICES, RESPECTIVELY, OR ANY DATA INCLUDED THEREIN AND S&P, DOW JONES AND NYBOT SHALL HAVE NO LIABILITY FOR ANY ERRORS, OMISSIONS, OR INTERRUPTIONS THEREIN. S&P, DOW JONES AND NYBOT MAKE NO WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY RYDEX INVESTMENTS, OWNERS OF THE RYDEX FUNDS, OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE S&P INDICES, DOW JONES INDUSTRIAL AVERAGE(SM), OR NYBOT INDICES, RESPECTIVELY, OR ANY DATA

INCLUDED THEREIN. S&P, DOW JONES AND NYBOT MAKE NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIMS ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE S&P INDICES, DOW JONES INDUSTRIAL AVERAGE(SM), OR NYBOT, RESPECTIVELY, OR ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL S&P, DOW JONES OR NYBOT HAVE ANY LIABILITY FOR ANY SPECIAL, PUNITIVE, INDIRECT, OR CONSEQUENTIAL DAMAGES (INCLUDING LOST PROFITS), EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES. THERE ARE NO THIRD PARTY BENEFICIARIES OF ANY AGREEMENTS OR ARRANGEMENTS BETWEEN DOW JONES AND RYDEX INVESTMENTS.

FRANK RUSSELL COMPANY ("RUSSELL")

THE RUSSELL 2000(R) 1.5X STRATEGY, RUSSELL 2000(R) AND INVERSE RUSSELL 2000(R) STRATEGY FUNDS ARE NOT SPONSORED, ENDORSED, SOLD OR PROMOTED BY RUSSELL. RUSSELL MAKES NO REPRESENTATION OR WARRANTY, EXPRESS OR IMPLIED, TO THE OWNERS OF THE FUNDS OR ANY MEMBER OF THE PUBLIC REGARDING THE ADVISABILITY OF INVESTING IN SECURITIES GENERALLY OR IN THE FUNDS PARTICULARLY OR THE ABILITY OF THE RUSSELL 2000(R) INDEX TO TRACK GENERAL STOCK MARKET PERFORMANCE OR A SEGMENT OF THE SAME. RUSSELL'S PUBLICATION OF THE RUSSELL 2000(R) INDEX IN NO WAY SUGGESTS OR IMPLIES AN OPINION BY RUSSELL AS TO THE ADVISABILITY OF INVESTMENT IN ANY OR ALL OF THE SECURITIES UPON WHICH THE RUSSELL 2000(R) INDEX IS BASED. RUSSELL'S ONLY RELATIONSHIP TO THE TRUST IS THE LICENSING OF CERTAIN TRADEMARKS AND TRADE NAMES OF RUSSELL AND OF THE RUSSELL 2000(R) INDEX WHICH IS DETERMINED, COMPOSED AND CALCULATED BY RUSSELL WITHOUT REGARD TO THE TRUST OR THE FUNDS. RUSSELL IS NOT RESPONSIBLE FOR AND HAS NOT REVIEWED THE FUNDS NOR ANY ASSOCIATED LITERATURE OR PUBLICATIONS AND RUSSELL MAKES NO REPRESENTATION OR WARRANTY EXPRESS OR IMPLIED AS TO THEIR ACCURACY OR COMPLETENESS, OR OTHERWISE. RUSSELL RESERVES THE RIGHT, AT ANY TIME AND WITHOUT NOTICE, TO ALTER, AMEND, TERMINATE OR IN ANY WAY CHANGE THE RUSSELL 2000(R) INDEX. RUSSELL HAS NO OBLIGATION OR LIABILITY IN CONNECTION WITH THE ADMINISTRATION, MARKETING OR TRADING OF THE FUNDS.

RUSSELL DOES NOT GUARANTEE THE ACCURACY AND/OR THE COMPLETENESS OF THE RUSSELL 2000(R) INDEX OR ANY DATA INCLUDED THEREIN AND RUSSELL SHALL HAVE NO LIABILITY FOR ANY ERRORS, OMISSIONS, OR INTERRUPTIONS THEREIN. RUSSELL MAKES NO WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY THE TRUST, INVESTORS, OWNERS OF THE FUNDS, OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE RUSSELL 2000(R) INDEX OR ANY DATA INCLUDED THEREIN. RUSSELL MAKES NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIMS ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE RUSSELL 2000(R) INDEX OR ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL RUSSELL HAVE ANY LIABILITY FOR ANY SPECIAL, PUNITIVE, INDIRECT, OR CONSEQUENTIAL DAMAGES (INCLUDING LOST PROFITS), EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.

COUNSEL

Morgan, Lewis & Bockius LLP, 1111 Pennsylvania Avenue NW, Washington, DC 20004, serves as counsel to the Trust.

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Ernst & Young LLP, Two Commerce Square, 2001 Market Street, Philadelphia, Pennsylvania 19103, serves as the independent registered public accounting firm to the Trust and each of the Funds.

CUSTODIAN

U.S. Bank, N.A. (the "Custodian"), 425 Walnut Street, Cincinnati, Ohio 45202, serves as custodian for the Trust and the Funds under a custody agreement between the Trust and the Custodian. Under the custody agreement, the Custodian holds the portfolio securities of each Fund and maintains all necessary related accounts and records.

FINANCIAL STATEMENTS

The Trust's financial statements for the fiscal year ended March 31, 2007, including notes thereto and the reports of Ernst & Young LLP, are incorporated by reference into this SAI. A copy of the applicable Fund's 2007 Annual Report to Shareholders must accompany the delivery of this SAI.

                                   APPENDIX A

BOND RATINGS

Below is a description of Standard & Poor's Ratings Group ("Standard & Poor's") and Moody's Investors Service, Inc. ("Moody's") bond rating categories.

STANDARD & POOR'S RATINGS

GROUP CORPORATE BOND RATINGS

AAA - This is the highest rating assigned by Standard & Poor's to a debt obligation and indicates an extremely strong capacity to pay principal and interest.

AA - Bonds rated "AA" also qualify as high-quality debt obligations. Capacity to pay principal and interest is very strong, and in the majority of instances they differ from "AAA" issues only in small degree.

A - Bonds rated "A" have a strong capacity to pay principal and interest, although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than bonds in higher rated categories.

BBB - Bonds rated "BBB" are regarded as having an adequate capability to pay principal and interest. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay principal and interest for bonds in this category than for bonds in higher rated categories.

BB - Bonds rated "BB" have less near-term vulnerability to default than other speculative issues. However, they face major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to inadequate capacity to meet timely interest and principal payments.

B - Bonds rated "B" have a greater vulnerability to default but currently have the capacity to meet interest payments and principal repayments. Adverse business, financial, or economic conditions will likely impair capacity or willingness to pay interest and repay principal.

CCC - Bonds rated "CCC" have a currently identifiable vulnerability to default and are dependent upon favorable business, financial, and economic conditions to meet timely payment of interest and repayment of principal. In the event of adverse business, financial, or economic conditions, they are not likely to have the capacity to pay interest and repay principal.

MOODY'S INVESTORS SERVICE, INC.

CORPORATE BOND RATINGS

AAA - Bonds rate "Aaa" are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to a "gilt-edged." Interest payments are protected by a large or by an exceptionally stable margin, and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

AA - Bonds rate "Aa" are judged to be of high quality by all standards. Together with the Aaa group, they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protections may not be as large as in "Aaa" securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long term risk appear somewhat larger than in Aaa securities.

A - Bonds rated "A" possess many favorable investment attributes, and are to be considered as upper medium grade obligations. Factors giving security principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.

BAA - Bonds rated "Baa" are considered as medium grade obligations (I.E., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

BA - Bonds rated "Ba" are judged to have speculative elements. Their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B - Bonds rated "B" generally lack characteristics of the desirable investment. Assurance of interest and principal payments or maintenance of other terms of the contract over any longer period of time may be small.

CAA - Bonds rated "Caa" are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

                                   APPENDIX B

                                RYDEX INVESTMENTS
                      PROXY VOTING POLICIES AND PROCEDURES

I.    INTRODUCTION

PADCO Advisors, Inc. and PADCO Advisors II, Inc., together doing business as Rydex Investments, generally are responsible for voting proxies with respect to securities held in client accounts, including clients registered as investment companies under the Investment Company Act of 1940 ("Funds") and clients that are pension plans ("Plans") subject to the Employee Retirement Income Security Act of 1974 ("ERISA"). This document sets forth Rydex Investments' policies and guidelines with respect to proxy voting and its procedures to comply with SEC Rule 206(4)-6 under the Investment Advisers Act of 1940. Specifically, Rule 206(4)-6 requires that we:

      o Adopt and implement written policies and procedures reasonably designed to ensure that we vote client securities in the best interest of clients;

      o Disclose to clients how they may obtain information from us about how we voted proxies for their securities; and

      o Describe our proxy voting policies and procedures to clients and furnish them a copy of our policies and procedures on request.

II.   PROXY VOTING POLICIES AND PROCEDURES

A.    Proxy Voting Policies

Proxies may have economic value and, where Rydex Investments is given responsibility for voting proxies, we must take reasonable steps under the circumstances to ensure that proxies are received and voted in the best long-term economic interests of our clients, which generally means voting proxies with a view to enhancing the value of the shares of stock held in client accounts, considering all relevant factors and without undue influence from individuals or groups who may have an economic interest in the outcome of the proxy vote. Our authority is initially established by our advisory contracts or comparable documents. Clients, however, may change their proxy voting direction at any time.

The  financial  interest  of  our  clients  is  the  primary   consideration  in
determining how proxies should be voted. Any material conflicts of interest between Rydex Investments and our clients with respect to proxy voting are resolved in the best interests of clients, in accordance with the procedures described in Section III below.

B.    Proxy Voting Procedures

Rydex Investments utilizes the services of an outside proxy voting firm, Institutional Shareholder Services ("ISS"), to act as agent for the proxy process, to maintain records on proxy votes for our clients, and to provide independent research on corporate governance, proxy and corporate responsibility issues. In the absence of contrary instructions received from Rydex Investments, ISS will vote proxies in accordance with the proxy voting guidelines (the "Guidelines") attached as SCHEDULE A hereto, as such Guidelines may be revised from time to time by Rydex Investments' portfolio management group (the "Committee"). Under its arrangement with ISS, Rydex Investments has agreed to:

      o Provide ISS with a copy of the Guidelines and to inform ISS promptly of any changes to the Guidelines;

      o Deliver to ISS, on a timely basis, all documents, information and materials necessary to enable ISS to provide the services contemplated to be performed by it on a timely and efficient basis (such as conveying to ISS a power of attorney with respect to the services to be provided hereunder and providing ISS on a timely basis with Rydex Investments' authorized stamp, proxy cards, special voting instructions, authorization letters to custodian banks and any other materials necessary for the performance by ISS of its duties);

      o Provide ISS with a data file containing portfolio information (such as account numbers, share amounts, and security identifiers such as cusip and/or sedol numbers) on a regular basis; and

      o Coordinate with ISS with respect to the classification of proxy items and for the treatment of items not clearly defined under the Guidelines.

III.  RESOLVING POTENTIAL CONFLICTS OF INTEREST

The Committee is responsible for identifying potential conflicts of interest in regard to the proxy voting process. Examples of potential conflicts of interest include:

      o Managing a pension plan for a company whose management is soliciting proxies;

      o Having a material business relationship with a proponent of a proxy proposal in which this business relationship may influence how the proxy vote is cast; and

      o     Rydex Investments,  its employees or affiliates having a business or
            personal   relationship   with  participants  in  a  proxy  contest,
            corporate directors or candidates for directorships.

To ensure that all proxies are voted in the best interests of clients and are not the product of any potential conflict of interest, if a potential conflict of interest exists Rydex Investments will instruct ISS to vote in accordance with the established Guidelines. In the absence of established Guidelines (I.E., in instances where the Guidelines provide for a "case-by-case" review), Rydex Investments may vote a proxy regarding that proposal in any of the following manners:


      o REFER PROPOSAL TO THE CLIENT - Rydex Investments may refer the proposal to the client and obtain instructions from the client on how to vote the proxy relating to that proposal.

      o OBTAIN CLIENT RATIFICATION - If Rydex Investments is in a position to disclose the conflict to the client (I.E., such information is not confidential), Rydex Investments may determine how it proposes to vote the proposal on which it has a conflict, fully disclose the nature of the conflict to the client, and obtain the client's consent to how Rydex Investments will vote on the proposal (or otherwise obtain instructions from the client on how the proxy on the proposal should be voted).

      o USE AN INDEPENDENT THIRD PARTY FOR ALL PROPOSALS - Subject to any client imposed proxy voting policies, Rydex Investments may vote all proposals in a proxy according to the policies of an independent third party, such as ISS or a similar entity (or to have the third party vote such proxies).

      o USE AN INDEPENDENT THIRD PARTY TO VOTE THE SPECIFIC PROPOSALS THAT INVOLVE A CONFLICT - Subject to any client imposed proxy voting policies, Rydex Investments may use an independent third party (such as ISS) to recommend how the proxy for specific proposals that involve a conflict should be voted (or to have the third party vote such proxies).

IV.   SECURITIES SUBJECT TO LENDING ARRANGEMENTS

For various legal or administrative reasons, Rydex Investments is often unable to vote securities that are, at the time of such vote, on loan pursuant to a client's securities lending arrangement with the client's custodian. Rydex Investments will refrain from voting such securities where the costs to the client and/or administrative inconvenience of retrieving securities then on loan outweighs the benefit of voting, assuming retrieval under such circumstances is even feasible and/or possible. In certain extraordinary situations, Rydex Investments may seek to have securities then on loan pursuant to such securities lending arrangements retrieved by the client's custodian for voting purposes. This decision will generally be made on a case-by-case basis depending on whether, in Rydex Investments' judgment, the matter to be voted on has critical significance to the potential value of the securities in question, the relative cost and/or administrative inconvenience of retrieving the securities, the significance of the holding and whether the stock is considered a long-term holding. There can be no guarantee that any such securities can be retrieved for such purpose.

V.    SPECIAL ISSUES WITH VOTING FOREIGN PROXIES

Voting proxies with respect to shares of foreign stocks may involve significantly greater effort and corresponding cost due to the variety of regulatory schemes and corporate practices in foreign countries with respect to proxy voting. Because the cost of voting on a particular proxy proposal could exceed the expected benefit to a client (including an ERISA Plan), Rydex Investments may weigh the costs and benefits of voting on proxy proposals relating to foreign securities and make an informed decision on whether voting a given proxy proposal is prudent.

VI.   ASSISTANCE WITH FORM N-PX AND PROXY VOTING RECORD

Rydex Investments shall assist its Fund clients in disclosing the following information on Form N-PX for each proxy matter relating to a portfolio security considered at any shareholder meeting held during the period covered by the report and with respect to which Rydex Investments, or ISS as its agent, voted on the client's behalf by providing the following information to the Fund on a regular quarterly basis within 30 days after the end of the quarter:

      (i)    The name of the issuer of the portfolio security;

      (ii) The exchange ticker symbol of the portfolio security (if available through reasonably practicable means);

      (iii) The Council on Uniform Security Identification Procedures ("CUSIP") number for the portfolio security (if available through reasonably practicable means);

      (iv)   The shareholder meeting date;

      (v)    A brief identification of the matter voted on;

      (vi) Whether the matter was proposed by the issuer or by a security holder;

      (vii) Whether Rydex Investments (or ISS as its agent) cast the client's vote on the matter;

      (viii) How Rydex Investments (or ISS as its agent) cast the client's vote (I.E., for or against proposal, or abstain; for or withhold regarding election of directors); and

      (ix) Whether Rydex Investments (or ISS as its agent) cast the client's vote for or against management.

VII.  DISCLOSURE OF HOW TO OBTAIN VOTING INFORMATION

Rule 206(4)-6 requires Rydex Investments to disclose in response to any client request how the client can obtain information from Rydex Investments on how its securities were voted. Rydex Investments will disclose in Part II of its Form ADV that clients can obtain information on how their securities were voted by making a written request to Rydex Investments. Upon receiving a written request from a client, Rydex Investments will provide the information requested by the client within a reasonable amount of time.

Rule 206(4)-6 also requires Rydex Investments to describe its proxy voting policies and procedures to clients, and upon request, to provide clients with a copy of those policies and procedures. Rydex Investments will provide such a description in Part II of its Form ADV. Upon receiving a written request from a client, Rydex Investments will provide a copy of this policy within a reasonable amount of time.

If approved by the client, this policy and any requested records may be provided electronically.

VIII. RECORDKEEPING

Rydex Investments shall keep the following records for a period of at least five years, the first two in an easily accessible place:

      (i)   A copy of this Policy;

      (ii)  Proxy Statements received regarding client securities;

      (iii) Records of votes cast on behalf of clients;

      (iv) Any documents prepared by Rydex Investments that were material to making a decision how to vote, or that memorialized the basis for the decision; and

      (v)   Records of client requests for proxy voting information.

With respect to Rydex Investments' Fund clients, each Fund shall maintain a copy of each of the records that is related to proxy votes on behalf of the Fund by Rydex Investments. Additionally, Rydex Investments may keep Fund client records as part of Rydex Investments' records.

Rydex Investments may rely on proxy statements filed on the SEC's EDGAR system instead of keeping its own copies, and may rely on proxy statements and records of proxy votes cast by Rydex Investments that are maintained with a third party, such as ISS, provided that Rydex Investments has obtained an undertaking from the third party to provide a copy of the documents promptly upon request.

                                   SCHEDULE A
                                       TO
                                RYDEX INVESTMENTS
                      PROXY VOTING POLICIES AND PROCEDURES

                             PROXY VOTING GUIDELINES

Rydex Investments believes that management is generally in the best position to make decisions that are essential to the ongoing operation of the company and which are not expected to have a major impact on the corporation and its shareholders. Accordingly, Rydex Investments will generally vote with management on "routine items" of a corporate administrative nature. Rydex Investments will generally review all "non-routine items" (I.E., those items having the potential for major economic impact on the corporation and the long-term value of its shares) on a case-by-case basis.

BOARD OF DIRECTORS

A. Director Nominees in Uncontested Elections                     Vote With Mgt.
B. Chairman and CEO is the Same Person                            Vote With Mgt.
C. Majority of Independent Directors                              Vote With Mgt.
D. Stock Ownership Requirements                                   Vote With Mgt.
E. Limit Tenure of Outside Directors                              Vote With Mgt.
F. Director and Officer Indemnification and
      Liability Protection                                        Vote With Mgt.
G. Eliminate or Restrict Charitable
      Contributions                                               Vote With Mgt.

PROXY CONTESTS

A. Voting for Director Nominees in Contested
      Election                                                    Vote With Mgt.
B. Reimburse Proxy Solicitation                                   Vote With Mgt.

AUDITORS

A. Ratifying Auditors                                             Vote With Mgt.

PROXY CONTEST DEFENSES

A. Board Structure - Classified Board                             Vote With Mgt.
B. Cumulative Voting                                              Vote With Mgt.
C. Shareholder Ability to Call Special
      Meetings                                                    Vote With Mgt.

TENDER OFFER DEFENSES

A. Submit Poison Pill for shareholder
      ratification                                                Case-by-Case
B. Fair Price Provisions                                          Vote With Mgt.
C. Supermajority Shareholder Vote Requirement
      To Amend the Charter or Bylaws                              Vote With Mgt.
D. Supermajority Shareholder Vote Requirement                     Vote With Mgt.

MISCELLANEOUS GOVERNANCE PROVISIONS

A. Confidential Voting                                            Vote With Mgt.
B. Equal Access                                                   Vote With Mgt.
C. Bundled Proposals                                              Vote With Mgt.

CAPITAL STRUCTURE

A. Common Stock Authorization                                     Vote With Mgt.
B. Stock Splits                                                   Vote With Mgt.
C. Reverse Stock Splits                                           Vote With Mgt.
D. Preemptive Rights                                              Vote With Mgt.
E. Share Repurchase Programs                                      Vote With Mgt.

EXECUTIVE AND DIRECTOR COMPENSATION

A. Shareholder Proposals to Limit Executive
      and Directors Pay                                           Case-by-Case
B. Shareholder Ratification of Golden and
      Tin Parachutes                                              Vote With Mgt.
C. Employee Stock Ownership Plans                                 Vote With Mgt.
D. 401(k) Employee Benefit Plans                                  Vote With Mgt.

STATE OF INCORPORATION

A. Voting on State Takeover Plans                                 Vote With Mgt.
B. Voting on Reincorporation Proposals                            Vote With Mgt.

MERGERS AND CORPORATE RESTRUCTURINGS

A. Mergers and Acquisitions                                       Case-by-Case
B. Corporate Restructuring                                        Vote With Mgt.
C. Spin-Offs                                                      Vote With Mgt.
D. Liquidations                                                   Vote With Mgt.

SOCIAL AND ENVIRONMENTAL ISSUES

A. Issues with Social/Moral Implications                          Vote With Mgt.

                       STATEMENT OF ADDITIONAL INFORMATION
                               RYDEX SERIES FUNDS

                         9601 Blackwell Road, Suite 500
                            Rockville, Maryland 20850

                            800.820.0888 301.296.5100
                            WWW.RYDEXINVESTMENTS.COM

This Statement of Additional Information ("SAI") relates to H-Class Shares, A-Class Shares and C-Class Shares of the following portfolio (the "Fund") of Rydex Series Funds (the "Trust"):

                          MANAGED FUTURES STRATEGY FUND
                        (FORMERLY, MANAGED FUTURES FUND)

This SAI is not a prospectus. It should be read in conjunction with the Fund's prospectuses for H-Class, A-Class, and C-Class Shares dated August 1, 2007 (each a "Prospectus" and together, the "Prospectuses"). Capitalized terms not defined herein are defined in the Prospectuses. Copies of the Fund's Prospectuses are available, without charge, upon request to the Trust at the address listed above or by telephoning the Trust at the telephone numbers listed above. The Fund's financial statements for the fiscal year ended March 31, 2007 are included in the Fund's Annual Report to Shareholders, which has been filed with the U.S. Securities and Exchange Commission and is incorporated herein by reference.

                     The date of this SAI is August 1, 2007

                                TABLE OF CONTENTS

                                                                            PAGE
GENERAL INFORMATION ABOUT THE TRUST............................................1

INVESTMENT POLICIES, TECHNIQUES, AND RISK FACTORS..............................1

DESCRIPTION OF THE UNDERLYING BENCHMARK.......................................20

INVESTMENT RESTRICTIONS.......................................................21

BROKERAGE ALLOCATION AND OTHER PRACTICES......................................23

MANAGEMENT OF THE TRUST.......................................................25

PRINCIPAL HOLDERS OF SECURITIES...............................................39

DETERMINATION OF NET ASSET VALUE..............................................39

PURCHASE AND REDEMPTION OF SHARES.............................................40

A-CLASS SHARES - INITIAL SALES CHARGES, REDUCTIONS AND WAIVERS................41

DIVIDENDS, DISTRIBUTIONS, AND TAXES...........................................44

OTHER INFORMATION.............................................................49

COUNSEL...................................................................... 50

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM.................................50

CUSTODIAN.....................................................................50

FINANCIAL STATEMENTS..........................................................50

APPENDIX A - RYDEX INVESTMENTS PROXY VOTING POLICIES AND PROCEDURES..........A-1

GENERAL INFORMATION ABOUT THE TRUST

The Trust, an open-end management investment company, was organized as a Delaware statutory trust on February 10, 1993. The Trust is permitted to offer separate series (I.E., funds) and different classes of shares, and additional series and/or classes of shares may be created from time to time. All payments received by the Trust for shares of the Fund belong to the Fund. The Fund has its own assets and liabilities.

The Trust currently offers A-Class Shares, C-Class Shares and H-Class Shares of the Fund. The different classes provide for variations in certain shareholder servicing and distribution expenses and in the minimum initial investment requirement. In addition, an initial sales charge is imposed on the purchase of A-Class Shares, and a contingent deferred sales charge is imposed on the redemption of C-Class Shares. Sales charges and minimum investment requirements are described in the Prospectuses. For more information on shareholder servicing and distribution expenses, see "Dividends, Distributions, and Taxes."

INVESTMENT POLICIES, TECHNIQUES, AND RISK FACTORS

GENERAL

The Fund's investment objective and principal investment strategies are described in the Fund's Prospectuses. The investment objective of the Fund is non-fundamental and may be changed without the consent of the holders of a majority of the Fund's outstanding shares.

Portfolio management is provided to the Fund by the Trust's investment adviser, PADCO Advisors, Inc., a Maryland corporation with offices at 9601 Blackwell Road, Suite 500, Rockville, Maryland 20850. PADCO Advisors, Inc. operates under the name Rydex Investments (the "Advisor"). The investment strategies of the Fund discussed below and in the Prospectuses may, consistent with the Fund's investment objective and limitations, be used by the Fund if, in the opinion of the Advisor, these strategies will be advantageous to the Fund. The Fund is free to reduce or eliminate its activity with respect to any of the following investment techniques without changing its fundamental investment policies. There is no assurance that any of the Fund's strategies or any other strategies and methods of investment available to the Fund will result in the achievement of the Fund's objectives. The following information supplements, and should be read in conjunction with the Fund's Prospectuses.

BORROWING

While the Fund does not anticipate doing so, the Fund may borrow money for investment purposes. Borrowing for investment purposes is one form of leverage. Leveraging investments, by purchasing securities with borrowed money, is a speculative technique that increases investment risk, but also increases investment opportunity. Because substantially all of the Fund's assets will fluctuate in value, whereas the interest obligations on borrowings may be fixed, the net asset value per share ("NAV") of the Fund will increase more when the Fund's portfolio assets increase in value and decrease more when the Fund's portfolio assets decrease in value than would otherwise be the case. Moreover, interest costs on borrowings may fluctuate with changing market rates of interest and may partially offset or exceed the returns on the borrowed funds. Under adverse conditions, the Fund might have to sell portfolio securities to meet interest or principal payments at a time when investment considerations would not favor such sales. The Fund intends to use leverage during periods when the Advisor believes that the Fund's investment objective would be furthered.

The Fund may also borrow money to facilitate management of the Fund's portfolio by enabling the Fund to meet redemption requests when the liquidation of portfolio instruments would be inconvenient or disadvantageous. Such borrowing is not for investment purposes and will be repaid by the borrowing Fund promptly. As required by the Investment Company Act of 1940, as amended (the "1940 Act"), the Fund must maintain continuous asset coverage (total assets, including assets acquired with borrowed funds, less liabilities exclusive of borrowings) of 300% of all amounts borrowed. If, at any time, the value of the Fund's assets should fail to meet this 300% coverage test, the Fund, within three days (not including Sundays and holidays), will reduce the amount of the Fund's borrowings to the extent necessary to meet this 300% coverage requirement. Maintenance of this percentage limitation may result in the sale of portfolio securities at a time when investment considerations otherwise indicate that it would be disadvantageous to do so.

In addition to the foregoing, the Fund is authorized to borrow money as a temporary measure for extraordinary or emergency purposes in amounts not in excess of 5% of the value of the Fund's total assets. Borrowings for extraordinary or emergency purposes are not subject to the foregoing 300% asset coverage requirement. The Fund is authorized to pledge portfolio securities as the Advisor deems appropriate in connection with any borrowings for extraordinary or emergency purposes.

CURRENCY TRANSACTIONS

Although the Fund does not currently expect to engage in currency hedging, the Fund may use currency in order to hedge the value of portfolio holdings denominated in particular currencies against fluctuations in relative value. Currency transactions include forward currency contracts, exchange listed currency futures and options thereon, exchange listed and over-the-counter options ("OTC options") on currencies, and currency swaps. A forward currency contract involves a privately negotiated obligation to purchase or sell (with delivery generally required) a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. These contracts are traded in the interbank market conducted directly between currency traders (usually large, commercial banks) and their customers. A forward foreign currency contract generally has no deposit requirement, and no commissions are charged at any stage for trades. A currency swap is an agreement to exchange cash flows based on the notional difference among two or more currencies and operates similarly to an interest rate swap, which is described below. The Fund may enter into currency transactions with counterparties that have received (or the guarantors of the obligations of that have received) a credit rating of A-1 or P-1 by S&P(R) or Moody's, respectively, or that have an equivalent rating from an NRSRO or (except for OTC currency options) are determined to be of equivalent credit quality by the Advisor.

The  Fund's   dealings  in  forward   currency   contracts  and  other  currency
transactions such as futures, options on futures, options on currencies and swaps will be limited to hedging involving either specific transactions ("Transaction Hedging") or portfolio positions ("Position Hedging"). Transaction Hedging is entering into a currency transaction with respect to specific assets or liabilities of the Fund, which will generally arise in connection with the purchase or sale of its portfolio securities or the receipt of income therefrom. The Fund may enter into Transaction Hedging out of a desire to preserve the U.S. Dollar price of a security when it enters into a contract for the purchase or sale of a security denominated in a foreign currency. The Fund will be able to protect itself against possible losses resulting from changes in the relationship between the U.S. Dollar and foreign currencies during the period between the date the security is purchased or sold and the date on which payment is made or received by entering into a forward contract for the purchase or sale, for a fixed amount of dollars, of the amount of the foreign currency involved in the underlying security transactions.

Position Hedging is entering into a currency transaction with respect to portfolio security positions denominated or generally quoted in that currency. The Fund may use Position Hedging when the Advisor believes that the currency of a particular foreign country may suffer a substantial decline against the U.S. Dollar. The Fund may enter into a forward foreign currency contract to sell, for a fixed amount of dollars, the amount of foreign currency approximating the value of some or all of its portfolio securities denominated in such foreign currency. The precise matching of the forward foreign currency contract amount and the value of the portfolio securities involved may not have a perfect correlation since the future value of the securities hedged will change as a consequence of the market between the date the forward contract is entered into and the date it matures. The projection of short-term currency market movement is difficult, and the successful execution of this short-term hedging strategy is uncertain.

The Fund will not enter into a transaction to hedge currency exposure to an extent greater, after netting all transactions intended wholly or partially to offset other transactions, than the aggregate market value (at the time of entering into the transaction) of the securities held in its portfolio that are denominated or generally quoted in or currently convertible into such currency, other than with respect to proxy hedging as described below.

The Fund may also cross-hedge currencies by entering into transactions to purchase or sell one or more currencies that are expected to decline in value relative to other currencies to which the Fund has or in which the Fund expects to have portfolio exposure.

To reduce the effect of currency fluctuations on the value of existing or anticipated holdings of portfolio securities, the Fund may also engage in proxy hedging. Proxy hedging is often used when the currency to which the Fund's portfolio is exposed is difficult to hedge or to hedge against the dollar. Proxy hedging entails entering into a forward contract to sell a currency whose changes in value are generally considered to be linked to a currency or currencies in which some or all of the Fund's portfolio securities are or are expected to be denominated, and to buy U.S. Dollars. The amount of the contract would not exceed the value of the Fund's securities denominated in linked currencies. For example, if the Advisor considers that the Swedish krone is linked to the euro, the Fund holds securities denominated in krone and the Advisor believes that the value of the krone will decline against the U.S.
Dollar, the Advisor may enter into a contract to sell euros and buy dollars. Currency hedging involves some of the same risks and considerations as other transactions with similar instruments. Currency transactions can result in losses to the Fund if the currency being hedged fluctuates in value to a degree or in a direction that is not anticipated. Furthermore, there is risk that the perceived linkage between various currencies may not be present or may not be present during the particular time that the Fund is engaging in proxy hedging. If the Fund enters into a currency hedging transaction, the Fund will "cover" its position so as not to create a "senior security" as defined in Section 18 of the 1940 Act.

Currency transactions are subject to risks different from those of other portfolio transactions. Because currency control is of great importance to the issuing governments and influences economic planning and policy, purchase and sales of currency and related instruments can be negatively affected by government exchange controls, blockages, and manipulations or exchange restrictions imposed by governments. These actions can result in losses to the Fund if it is unable to deliver or receive currency or funds in settlement of obligations and could also cause hedges it has entered into to be rendered useless, resulting in full currency exposure as well as incurring transaction costs. Buyers and sellers of currency futures are subject to the same risks that apply to the use of futures generally. Furthermore, settlement of a currency futures contract for the purchase of most currencies must occur at a bank based in the issuing nation. Trading options on currency futures is relatively new, and the ability to establish and close out positions on such options is subject to the maintenance of a liquid market, which may not always be available. Currency exchange rates may fluctuate based on factors extrinsic to that country's economy. Although forward foreign currency contracts and currency futures tend to minimize the risk of loss due to a decline in the value of the hedged currency, at the same time they tend to limit any potential gain which might result should the value of such currency increase.

FOREIGN CURRENCY OPTIONS. The Fund may invest in foreign currency-denominated securities and may buy or sell put and call options on foreign currencies. The Fund may buy or sell put and call options on foreign currencies either on exchanges or in the over-the-counter market. A put option on a foreign currency gives the purchaser of the option the right to sell a foreign currency at the exercise price until the option expires. A call option on a foreign currency gives the purchaser of the option the right to purchase the currency at the exercise price until the option expires. Currency options traded on U.S. or other exchanges may be subject to position limits which may limit the ability of the Fund to reduce foreign currency risk using such options. OTC options differ from traded options in that they are two-party contracts with price and other terms negotiated between buyer and seller, and generally do not have as much market liquidity as exchange-traded options.

EQUITY SECURITIES

The Fund may invest in equity securities. Equity securities represent ownership interests in a company or partnership and consist of common stocks, preferred stocks, warrants to acquire common stock, securities convertible into common stock, and investments in master limited partnerships. Investments in equity securities in general are subject to market risks that may cause their prices to fluctuate over time. Fluctuations in the value of equity securities in which the Fund invests will cause the NAV of the Fund to fluctuate. The U.S. stock market tends to be cyclical, with periods when stock prices generally rise and periods when stock prices generally decline. The Fund may purchase equity securities traded in the U.S. on registered exchanges or the over-the-counter market. Equity securities are described in more detail below.

o COMMON STOCK. Common stock represents an equity or ownership interest in an issuer. In the event an issuer is liquidated or declares bankruptcy, the claims of owners of bonds and preferred stock take precedence over the claims of those who own common stock.

o PREFERRED STOCK. Preferred stock represents an equity or ownership interest in an issuer that pays dividends at a specified rate and that has precedence over common stock in the payment of dividends. In the event an issuer is liquidated or declares bankruptcy, the claims of owners of bonds take precedence over the claims of those who own preferred and common stock.

o WARRANTS. Warrants are instruments that entitle the holder to buy an equity security at a specific price for a specific period of time. Changes in the value of a warrant do not necessarily correspond to changes in the value of its underlying security. The price of a warrant may be more volatile than the price of its underlying security, and a warrant may offer greater potential for capital appreciation as well as capital loss. Warrants do not entitle a holder to dividends or voting rights with respect to the underlying security and do not represent any rights in the assets of the issuing company. A warrant ceases to have value if it is not exercised prior to its expiration date. These factors can make warrants more speculative than other types of investments.

o CONVERTIBLE SECURITIES. Convertible securities are bonds, debentures, notes, preferred stocks or other securities that may be converted or exchanged (by the holder or by the issuer) into shares of the underlying common stock (or cash or securities of equivalent value) at a stated exchange ratio. A convertible security may also be called for redemption or conversion by the issuer after a particular date and under certain circumstances (including a specified price) established upon issue. If a convertible security held by the Fund is called for redemption or conversion, the Fund could be required to tender it for redemption, convert it into the underlying common stock, or sell it to a third party.

     Convertible securities generally have less potential for gain or loss than common stocks. Convertible securities generally provide yields higher than the underlying common stocks, but generally lower than comparable non-convertible securities. Because of this higher yield, convertible securities generally sell at a price above their "conversion value," which is the current market value of the stock to be received upon conversion. The difference between this conversion value and the price of convertible securities will vary over time depending on changes in the value of the underlying common stocks and interest rates. When the underlying common stocks decline in value, convertible securities will tend not to decline to the same extent because of the interest or dividend payments and the repayment of principal at maturity for certain types of convertible securities. However, securities that are convertible other than at the option of the holder generally do not limit the potential for loss to the same extent as securities convertible at the option of the holder. When the underlying common stocks rise in value, the value of convertible securities may also be expected to increase. At the same time, however, the difference between the market value of convertible securities and their conversion value will narrow, which means that the value of convertible securities will generally not increase to the same extent as the value of the underlying common stocks. Because convertible securities may also be interest-rate sensitive, their value may increase as interest rates fall and decrease as interest rates rise. Convertible securities are also subject to credit risk, and are often lower-quality securities.

o SMALL AND MEDIUM CAPITALIZATION ISSUERS. Investing in equity securities of small and medium capitalization companies often involves greater risk than is customarily associated with investments in larger capitalization companies. This increased risk may be due to the greater business risks of smaller size, limited markets and financial resources, narrow product lines and frequent lack of depth of management. The securities of smaller companies are often traded in the over-the-counter market and even if listed on a national securities exchange may not be traded in volumes typical for that exchange. Consequently, the securities of smaller companies are less likely to be liquid, may have limited market stability, and may be subject to more abrupt or erratic market movements than securities of larger, more established growth companies or the market averages in general.

o MASTER LIMITED PARTNERSHIPS ("MLPS"). MLPs are limited partnerships in which the ownership units are publicly traded. MLP units are registered with the U.S. Securities and Exchange Commission ("SEC") and are freely traded on a securities exchange or in the over-the-counter market. MLPs often own several properties or businesses (or own interests) that are related to real estate development and oil and gas industries, but they also may finance motion pictures, research and development and other projects. Generally, a MLP is operated under the supervision of one or more managing general partners. Limited partners are not involved in the day-to-day management of the partnership.

     The risks of investing in a MLP are generally those involved in investing in a partnership as opposed to a corporation. For example, state law governing partnerships is often less restrictive than state law governing corporations. Accordingly, there may be fewer protections afforded investors in a MLP than investors in a corporation. Additional risks involved with investing in a MLP are risks associated with the specific industry or industries in which the partnership invests, such as the risks of investing in real estate, or oil and gas industries.

FIXED INCOME SECURITIES

The market value of the fixed income investments in which the Fund may invest will change in response to interest rate changes and other factors. During periods of falling interest rates, the values of outstanding fixed income securities generally rise. Conversely, during periods of rising interest rates, the values of such securities generally decline. Moreover, while securities with longer maturities tend to produce higher yields, the prices of longer maturity securities are also subject to greater market fluctuations as a result of changes in interest rates. Changes by recognized agencies in the rating of any fixed income security and in the ability of an issuer to make payments of interest and principal also affect the value of these investments. Changes in the value of these securities will not necessarily affect cash income derived from these securities but will affect the Fund's NAV. Additional information regarding fixed income securities is described below:

o DURATION. Duration is a measure of the expected change in value of a fixed income security for a given change in interest rates. For example, if interest rates changed by one percent, the value of a security having an effective duration of two years generally would vary by two percent. Duration takes the length of the time intervals between the present time and time that the interest and principal payments are scheduled, or in the case of a callable bond, expected to be received, and weighs them by the present values of the cash to be received at each future point in time.

o     VARIABLE  AND  FLOATING  RATE  SECURITIES.   Variable  and  floating  rate
      instruments involve certain obligations that may carry variable or floating rates of interest, and may involve a conditional or unconditional demand feature. Such instruments bear interest at rates which are not fixed, but which vary with changes in specified market rates or indices. The interest rates on these securities may be reset daily, weekly, quarterly, or some other reset period, and may have a set floor or ceiling on interest rate changes. There is a risk that the current interest rate on such obligations may not accurately reflect existing market interest rates. A demand instrument with a demand notice exceeding seven days may be considered illiquid if there is no secondary market for such security.

DEBT SECURITIES. The Fund may invest in debt securities. A debt security is a security consisting of a certificate or other evidence of a debt (secured or unsecured) on which the issuing company or governmental body promises to pay the holder thereof a fixed, variable, or floating rate of interest for a specified length of time, and to repay the debt on the specified maturity date. Some debt securities, such as zero coupon bonds, do not make regular interest payments but are issued at a discount to their principal or maturity value. Debt securities include a variety of fixed income obligations, including, but not limited to, corporate bonds, government securities, municipal securities, convertible securities, mortgage-backed securities, and asset-backed securities. Debt securities include investment-grade securities, non-investment-grade securities, and unrated securities. Debt securities are subject to a variety of risks, such as interest rate risk, income risk, call/prepayment risk, inflation risk, credit risk, and (in the case of foreign securities) country risk and currency risk.

FOREIGN CURRENCIES

The Fund will invest directly and indirectly in foreign currencies. Investments in foreign currencies are subject to numerous risks, not the least of which is the fluctuation of foreign currency exchange rates with respect to the U.S. Dollar. Exchange rates fluctuate for a number of reasons.

o INFLATION. Exchange rates change to reflect changes in a currency's buying power. Different countries experience different inflation rates due to different monetary and fiscal policies, different product and labor market conditions, and a host of other factors.

o TRADE DEFICITS. Countries with trade deficits tend to experience a depreciating currency. Inflation may be the cause of a trade deficit, making a country's goods more expensive and less competitive and so reducing demand for its currency.

o INTEREST RATES. High interest rates may raise currency values in the short term by making such currencies more attractive to investors. However, since high interest rates are often the result of high inflation long-term results may be the opposite.

o BUDGET DEFICITS AND LOW SAVINGS RATES. Countries that run large budget deficits and save little of their national income tend to suffer a depreciating currency because they are forced to borrow abroad to finance their deficits. Payments of interest on this debt can inundate the currency markets with the currency of the debtor nation. Budget deficits also can indirectly contribute to currency depreciation if a government chooses inflationary measure to cope with its deficits and debt.

o POLITICAL FACTORS. Political instability in a country can cause a currency to depreciate. Demand for a certain currency may fall is a country appears a less desirable place in which to invest and do business.

o GOVERNMENT CONTROL. Through their own buying and selling of currencies, the world's central banks sometimes manipulate exchange rate movements. In addition, governments occasionally issue statements to influence people's expectations about the direction of exchange rates, or they may instigate policies with an exchange rate target as the goal. The value of the Funds' investments is calculated in U.S. Dollars each day that the New York Stock Exchange ("NYSE") is open for business. As a result, to the extent that the Fund's assets are invested in instruments denominated in foreign currencies and the currencies appreciate relative to the U.S. Dollar, the Fund's NAV as expressed in U.S. Dollars (and, therefore, the value of your investment) should increase. If the U.S. Dollar appreciates relative to the other currencies, the opposite should occur. The currency-related gains and losses experienced by the Fund will be based on changes in the value of portfolio securities attributable to currency fluctuations only in relation to the original purchase price of such securities as stated in U.S. Dollars. Gains or losses on shares of the Fund will be based on changes attributable to fluctuations in the NAV of such shares, expressed in U.S. Dollars, in relation to the original U.S. Dollar purchase price of the shares. The amount of appreciation or depreciation in the Fund's assets also will be affected by the net investment income generated by the money market instruments in which the Funds invest and by changes in the value of the securities that are unrelated to changes in currency exchange rates.

The  Fund  may  incur  currency   exchange  costs  when  they  sell  instruments
denominated in one currency and buy instruments denominated in another.

FOREIGN CURRENCY EXCHANGE-RELATED SECURITIES

FOREIGN CURRENCY WARRANTS. The Fund may invest in foreign currency warrants. Foreign currency warrants such as Currency Exchange Warrants(SM) ("CEWs(SM)") are warrants which entitle the holder to receive from their issuer an amount of cash (generally, for warrants issued in the United States, in U.S. Dollars)
which is calculated pursuant to a predetermined formula and based on the exchange rate between a specified foreign currency and the U.S. Dollar as of the exercise date of the warrant. Foreign currency warrants generally are exercisable upon their issuance and expire as of a specified date and time. Foreign currency warrants have been issued in connection with U.S. Dollar-denominated debt offerings by major corporate issuers in an attempt to reduce the foreign currency exchange risk which, from the point of view of prospective purchasers of the securities, is inherent in the international fixed-income marketplace. Foreign currency warrants may attempt to reduce the foreign exchange risk assumed by purchasers of a security by, for example, providing for a supplemental payment in the event that the U.S. Dollar depreciates against the value of a major foreign currency such as the Japanese yen or the euro. The formula used to determine the amount payable upon exercise of a foreign currency warrant may make the warrant worthless unless the applicable foreign currency exchange rate moves in a particular direction (I.E., unless the U.S. Dollar appreciates or depreciates against the particular foreign currency to which the warrant is linked or indexed). Foreign currency warrants are severable from the debt obligations with which they may be offered, and may be listed on exchanges. Foreign currency warrants may be exercisable only in certain minimum amounts, and an investor wishing to exercise warrants who possesses less than the minimum number required for exercise may be required either to sell the warrants or to purchase additional warrants, thereby incurring additional transaction costs. In the case of any exercise of warrants, there may be a time delay between the time a holder of warrants gives instructions to exercise and the time the exchange rate relating to exercise is determined, during which time the exchange rate could change significantly, thereby affecting both the market and cash settlement values of the warrants being exercised. The expiration date of the warrants may be accelerated if the warrants should be delisted from an exchange or if their trading should be suspended permanently, which would result in the loss of any remaining "time value" of the warrants (I.E., the difference between the current market value and the exercise value of the warrants), and, in the case the warrants were "out-of-the-money," in a total loss of the purchase price of the warrants.

Warrants are generally unsecured obligations of their issuers and are not standardized foreign currency options issued by the Options Clearing Corporation ("OCC"). Unlike foreign currency options issued by OCC, the terms of foreign exchange warrants generally will not be amended in the event of governmental or regulatory actions affecting exchange rates or in the event of the imposition of other regulatory controls affecting the international currency markets. The initial public offering price of foreign currency warrants is generally considerably in excess of the price that a commercial user of foreign currencies might pay in the interbank market for a comparable option involving significantly larger amounts of foreign currencies. Foreign currency warrants are subject to significant foreign exchange risk, including risks arising from complex political or economic factors.

PRINCIPAL EXCHANGE RATE LINKED SECURITIES. The Fund may invest in principal exchange rate linked securities ("PERLs(SM)"). PERLs(SM) are debt obligations the principal on which is payable at maturity in an amount that may vary based on the exchange rate between the U.S. Dollar and a particular foreign currency at or about that time. The return on "standard" PERLs(SM) is enhanced if the foreign currency to which the security is linked appreciates against the U.S. Dollar, and is adversely affected by increases in the foreign exchange value of the U.S. Dollar; "reverse" PERLs(SM) are like the "standard" securities, except that their return is enhanced by increases in the value of the U.S. Dollar and adversely impacted by increases in the value of foreign currency. Interest payments on the securities are generally made in U.S. Dollars at rates that reflect the degree of foreign currency risk assumed or given up by the purchaser of the notes (I.E., at relatively higher interest rates if the purchaser has assumed some of the foreign exchange risk, or relatively lower interest rates if the issuer has assumed some of the foreign exchange risk, based on the expectations of the current market). PERLs(SM) may in limited cases be subject to acceleration of maturity (generally, not without the consent of the holders of the securities), which may have an adverse impact on the value of the principal payment to be made at maturity.

PERFORMANCE INDEXED PAPER. The Fund may invest in performance indexed paper ("PIPs(SM)"). PIPs(SM) is U.S. Dollar-denominated commercial paper the yield of which is linked to certain foreign exchange rate movements. The yield to the investor on PIPs(SM) is established at maturity as a function of spot exchange rates between the U.S. Dollar and a designated currency as of or about that time (generally, the index maturity two days prior to maturity). The yield to the investor will be within a range stipulated at the time of purchase of the obligation, generally with a guaranteed minimum rate of return that is below, and a potential maximum rate of return that is above, market yields on U.S. Dollar-denominated commercial paper, with both the minimum and maximum rates of return on the investment corresponding to the minimum and maximum values of the spot exchange rate two business days prior to maturity.

FUTURES AND OPTIONS TRANSACTIONS

FUTURES AND OPTIONS ON FUTURES. The Fund may use futures contracts and related options (i) for BONA FIDE hedging purposes, (ii) to attempt to offset changes in the value of securities held or expected to be acquired or be disposed of, (iii) to attempt to minimize fluctuations in foreign currencies, (iv) to attempt to gain exposure to a particular market, index or instrument, or (v) for other risk management purposes. Futures contracts provide for the future sale by one party and purchase by another party of a specified amount of a specific security at a specified future time and at a specified price. An option on a futures contract gives the purchaser the right, in exchange for a premium, to assume a position in a futures contract at a specified exercise price during the term of the option. The Fund will reduce the risk that it will be unable to close out a futures contract by only entering into futures contracts that are traded on a national futures exchange regulated by the Commodities Futures Trading Commission ("CFTC"). To the extent the Fund uses futures and/or options on futures, it will do so in accordance with Rule 4.5 under the Commodity Exchange Act ("CEA"). The Trust, on behalf of all of its series, including the Fund, has filed a notice of eligibility for exclusion from the definition of the term "commodity pool operator" in accordance with Rule 4.5 and therefore, the Fund is not subject to registration or regulation as a commodity pool operator under the CEA.

The Fund may buy and sell index futures contracts with respect to any index traded on a recognized exchange or board of trade. An index futures contract is a bilateral agreement pursuant to which two parties agree to take or make delivery of an amount of cash equal to a specified dollar amount times the difference between the index value at the close of trading of the contract and the price at which the futures contract is originally struck. No physical delivery of the securities comprising the index is made; generally contracts are closed out prior to the expiration date of the contract.

When the Fund purchases or sells a futures contract, or sells an option thereon, the Fund is required to "cover" its position in order to limit the risk associated with the use of leverage and other related risks. To cover its position, the Fund may maintain with its custodian bank (and marked-to-market on a daily basis), a segregated account consisting of cash or liquid securities that, when added to any amounts deposited with a futures commission merchant as margin, are equal to the market value of the futures contract or otherwise "cover" its position in a manner consistent with the 1940 Act or the rules and SEC interpretations thereunder. If the Fund continues to engage in the described securities trading practices and properly segregates assets, the segregated account will function as a practical limit on the amount of leverage which the Fund may undertake and on the potential increase in the speculative character of the Fund's outstanding portfolio securities. Additionally, such segregated accounts will generally assure the availability of adequate funds to meet the obligations of the fund arising from such investment activities.

The Fund may also cover its long position in a futures contract by purchasing a put option on the same futures contract with a strike price (I.E., an exercise price) as high or higher than the price of the futures contract. In the alternative, if the strike price of the put is less than the price of the futures contract, the Fund will maintain, in a segregated account, cash or liquid securities equal in value to the difference between the strike price of the put and the price of the futures contract. The Fund may also cover its long position in a futures contract by taking a short position in the instruments underlying the futures contract, or by taking positions in instruments with prices which are expected to move relatively consistently with the futures contract. The Fund may cover its short position in a futures contract by taking a long position in the instruments underlying the futures contract, or by taking positions in instruments with prices which are expected to move relatively consistently with the futures contract.

The Fund may cover its sale of a call option on a futures contract by taking a long position in the underlying futures contract at a price less than or equal to the strike price of the call option. In the alternative, if the long position in the underlying futures contract is established at a price greater than the strike price of the written (sold) call, the Fund will maintain in a segregated account cash or liquid securities equal in value to the difference between the strike price of the call and the price of the futures contract. The Fund may also cover its sale of a call option by taking positions in instruments with prices which are expected to move relatively consistently with the call option. The Fund may cover its sale of a put option on a futures contract by taking a short position in the underlying futures contract at a price greater than or equal to the strike price of the put option, or, if the short position in the underlying futures contract is established at a price less than the strike price of the written put, the Fund will maintain in a segregated account cash or liquid securities equal in value to the difference between the strike price of the put and the price of the futures contract. The Fund may also cover its sale of a put option by taking positions in instruments with prices which are expected to move relatively consistently with the put option.

There are significant risks associated with the Fund's use of futures contracts and related options, including the following: (1) the success of a hedging strategy may depend on the Advisor's ability to predict movements in the prices of individual securities, fluctuations in markets and movements in interest rates; (2) there may be an imperfect or no correlation between the changes in market value of the securities held by the Fund and the prices of futures and options on futures; (3) there may not be a liquid secondary market for a futures contract or option; (4) trading restrictions or limitations may be imposed by an exchange; and (5) government regulations may restrict trading in futures contracts and options on futures. In addition, some strategies reduce the Fund's exposure to price fluctuations, while others tend to increase its market exposure.

OPTIONS. The Fund may purchase and write (sell) put and call options on securities and on stock indices listed on national securities exchanges or traded in the over-the-counter market as an investment vehicle for the purpose of realizing the Fund's investment objective.

A put option on a security gives the purchaser of the option the right to sell, and the writer of the option the obligation to buy, the underlying security at any time during the option period. A call option on a security gives the purchaser of the option the right to buy, and the writer of the option the obligation to sell, the underlying security at any time during the option period. The premium paid to the writer is the consideration for undertaking the obligations under the option contract.

The Fund may purchase and write put and call options on foreign currencies (traded on U.S. and foreign exchanges or over-the-counter markets) to manage its exposure to exchange rates. Call options on foreign currency written by the Fund will be "covered," which means that the Fund will own an equal amount of the underlying foreign currency.

Put and call options on indices are similar to options on securities except that options on an index give the holder the right to receive, upon exercise of the option, an amount of cash if the closing level of the underlying index is greater than (or less than, in the case of puts) the exercise price of the option. This amount of cash is equal to the difference between the closing price of the index and the exercise price of the option, expressed in dollars multiplied by a specified number. Thus, unlike options on individual securities, all settlements are in cash, and gain or loss depends on price movements in the particular market represented by the index generally, rather than the price movements in individual securities.

All options written on indices or securities must be covered. When the Fund writes an option on a security, on an index or a foreign currency, it will establish a segregated account containing cash or liquid securities in an amount at least equal to the market value of the option and will maintain the account while the option is open or will otherwise cover the transaction.

The Fund may trade put and call options on securities, securities indices and currencies, as the Advisor determines is appropriate in seeking the Fund's investment objective, and except as restricted by the Fund's investment limitations. See "Investment Restrictions."

The initial purchase (sale) of an option contract is an "opening transaction." In order to close out an option position, the Fund may enter into a "closing transaction," which is simply the sale (purchase) of an option contract on the same security with the same exercise price and expiration date as the option contract originally opened. If the Fund is unable to effect a closing purchase transaction with respect to an option it has written, it will not be able to sell the underlying security until the option expires or the Fund delivers the security upon exercise.

The Fund may purchase put and call options on securities to protect against a decline in the market value of the securities in its portfolio or to anticipate an increase in the market value of securities that the Fund may seek to purchase in the future. The Fund purchasing put and call options pays a premium; therefore if price movements in the underlying securities are such that exercise of the options would not be profitable for the Fund, loss of the premium paid may be offset by an increase in the value of the Fund's securities or by a decrease in the cost of acquisition of securities by the Fund.

The Fund may write covered call options on securities as a means of increasing the yield on its assets and as a means of providing limited protection against decreases in its market value. When the Fund writes an option, if the underlying securities do not increase or decrease to a price level that would make the exercise of the option profitable to the holder thereof, the option generally will expire without being exercised and the Fund will realize as profit the premium received for such option. When a call option of which the Fund is the writer is exercised, the Fund will be required to sell the underlying securities to the option holder at the strike price, and will not participate in any increase in the price of such securities above the strike price. When a put option of which the Fund is the writer is exercised, the Fund will be required to purchase the underlying securities at a price in excess of the market value of such securities.

The Fund may purchase and write options on an exchange or over-the-counter. OTC options differ from exchange-traded options in several respects. They are transacted directly with dealers and not with a clearing corporation, and therefore entail the risk of non-performance by the dealer. OTC options are available for a greater variety of securities and for a wider range of expiration dates and exercise prices than are available for exchange-traded options. Because OTC options are not traded on an exchange, pricing is done normally by reference to information from a market maker. It is the SEC's position that OTC options are generally illiquid.

The market value of an option generally reflects the market price of an underlying security. Other principal factors affecting market value include supply and demand, interest rates, the pricing volatility of the underlying security and the time remaining until the expiration date.

Risks associated with options transactions include: (1) the success of a hedging strategy may depend on an ability to predict movements in the prices of individual securities, fluctuations in markets and movements in interest rates;
(2) there may be an imperfect correlation between the movement in prices of options and the securities underlying them; (3) there may not be a liquid secondary market for options; and (4) while the Fund will receive a premium when it writes covered call options, it may not participate fully in a rise in the market value of the underlying security.

RISKS ASSOCIATED WITH COMMODITY FUTURES CONTRACTS. There are several additional risks associated with the Fund's transactions in commodity futures contracts. These risks are discussed below:

o STORAGE. Unlike the financial futures markets, in the commodity futures markets there are costs of physical storage associated with purchasing the underlying commodity. The price of the commodity futures contract will reflect the storage costs of purchasing the physical commodity, including the time value of money invested in the physical commodity. To the extent that the storage costs for an underlying commodity change while the Fund is invested in futures contracts on that commodity, the value of the futures contract may change proportionately.

o REINVESTMENT. In the commodity futures markets, producers of the underlying commodity may decide to hedge the price risk of selling the commodity by selling futures contracts today to lock in the price of the commodity at delivery tomorrow. In order to induce speculators to purchase the other side of the same futures contract, the commodity producer generally must sell the futures contract at a lower price than the expected future spot price. Conversely, if most hedgers in the futures market are purchasing futures contracts to hedge against a rise in prices, then speculators will only sell the other side of the futures contract at a higher futures price than the expected future spot price of the commodity. The changing nature of the hedgers and speculators in the commodity markets will influence whether futures prices are above or below the expected future spot price, which can have significant implications for the Fund. If the nature of hedgers and speculators in futures markets has shifted when it is time for the Fund to reinvest the proceeds of a maturing contract in a new futures contract, the Fund might reinvest at higher or lower futures prices, or choose to pursue other investments.

o OTHER ECONOMIC FACTORS. The commodities which underlie commodity futures contracts may be subject to additional economic and non-economic variables, such as drought, floods, weather, livestock disease, embargoes, tariffs, and international economic, political and regulatory developments. These factors may have a larger impact on commodity prices and commodity-linked instruments, including futures contracts, than on traditional securities. Certain commodities are also subject to limited pricing flexibility because of supply and demand factors. Others are subject to broad price fluctuations as a result of the volatility of the prices for certain raw materials and the instability of supplies of other materials. These additional variables may create additional investment risks which subject the Fund's investments to greater volatility than investments in traditional securities.

o COMBINED POSITIONS. The Fund may purchase and write options in combination with each other. For example, the Fund may purchase a put option and write a call option on the same underlying instrument, in order to construct a combined position whose risk and return characteristics are similar to selling a futures contract. Another possible combined position would involve writing a call option at one strike price and buying a call option at a lower price, in order to reduce the risk of the written call option in the event of a substantial price increase. Because combined options positions involve multiple trades, they result in higher transaction costs and may be more difficult to open and close out.

HYBRID INSTRUMENTS

The Fund may invest in hybrid instruments. A hybrid instrument is a type of potentially high-risk derivative that combines a traditional stock, bond, or commodity with an option or forward contract. Generally, the principal amount, amount payable upon maturity or redemption, or interest rate of a hybrid is tied (positively or negatively) to the price of some commodity, currency or securities index or another interest rate or some other economic factor (each a "benchmark"). The interest rate or (unlike most fixed income securities) the principal amount payable at maturity of a hybrid security may be increased or decreased, depending on changes in the value of the benchmark. An example of a hybrid could be a bond issued by an oil company that pays a small base level of interest with additional interest that accrues in correlation to the extent to which oil prices exceed a certain predetermined level. Such a hybrid instrument would be a combination of a bond and a call option on oil.

Hybrids can be used as an efficient means of pursuing a variety of investment goals, including currency hedging, and increased total return. Hybrids may not bear interest or pay dividends. The value of a hybrid or its interest rate may be a multiple of a benchmark and, as a result, may be leveraged and move (up or down) more steeply and rapidly than the benchmark. These benchmarks may be sensitive to economic and political events, such as commodity shortages and currency devaluations, which cannot be readily foreseen by the purchaser of a hybrid. Under certain conditions, the redemption value of a hybrid could be zero. Thus, an investment in a hybrid may entail significant market risks that are not associated with a similar investment in a traditional, U.S. Dollar-denominated bond that has a fixed principal amount and pays a fixed rate or floating rate of interest. The purchase of hybrids also exposes the Fund to the credit risk of the issuer of the hybrids. These risks may cause significant fluctuations in the NAV of the Fund.

Certain hybrid instruments may provide exposure to the commodities markets. These are derivative securities with one or more commodity-linked components that have payment features similar to commodity futures contracts, commodity options, or similar instruments. Commodity-linked hybrid instruments may be either equity or debt securities, and are considered hybrid instruments because they have both security and commodity-like characteristics. A portion of the value of these instruments may be derived from the value of a commodity, futures contract, index or other economic variable. The Fund will only invest in commodity-linked hybrid instruments that qualify for an exemption from the provisions of the CEA under applicable rules of the CFTC.

Certain issuers of structured products such as hybrid instruments may be deemed to be investment companies as defined in the 1940 Act. As a result, the Fund's investments in these products may be subject to limits applicable to investments in investment companies and may be subject to restrictions contained in the 1940 Act.

ILLIQUID SECURITIES

While the Fund does not anticipate doing so, the Fund may purchase illiquid securities, including securities that are not readily marketable and securities that are not registered ("restricted securities") under the Securities Act of 1933, as amended (the "1933 Act"), but which can be offered and sold to "qualified institutional buyers" under Rule 144A under the 1933 Act. The Fund will not invest more than 15% of its net assets in illiquid securities. If the percentage of the Fund's net assets invested in illiquid securities exceeds 15% due to market activity, the Fund will take appropriate measures to reduce its holdings of illiquid securities. The Fund will adhere to a more restrictive limitation on the Fund's investment in illiquid securities as required by the securities laws of those jurisdictions where shares of the Fund are registered for sale. The term "illiquid securities" for this purpose means securities that cannot be disposed of within seven days in the ordinary course of business at approximately the amount at which the Fund has valued the securities. Under the current SEC guidelines, illiquid securities also are considered to include, among other securities, purchased OTC options, certain cover for OTC options, repurchase agreements with maturities in excess of seven days, and certain securities whose disposition is restricted under the federal securities laws. The Fund may not be able to sell illiquid securities when the Advisor considers it desirable to do so or may have to sell such securities at a price that is lower than the price that could be obtained if the securities were more liquid. In addition, the sale of illiquid securities also may require more time and may result in higher dealer discounts and other selling expenses than does the sale of securities that are not illiquid. Illiquid securities also may be more difficult to value due to the unavailability of reliable market quotations for such securities, and investment in illiquid securities may have an adverse impact on NAV.

Institutional markets for restricted securities have developed as a result of the promulgation of Rule 144A under the 1933 Act, which provides a "safe harbor" from 1933 Act registration requirements for qualifying sales to institutional investors. When Rule 144A restricted securities present an attractive investment opportunity and meet other selection criteria, the Fund may make such investments whether or not such securities are "illiquid" depending on the market that exists for the particular security. The Board of Trustees of the Trust (the "Board") has delegated the responsibility for determining the liquidity of Rule 144A restricted securities that may be invested in by the Fund to the Advisor.

INVESTMENTS IN OTHER INVESTMENT COMPANIES

The Fund may invest in the securities of other investment companies to the extent that such an investment would be consistent with the requirements of
Section 12(d)(1) of the 1940 Act, or any rule, regulation or order of the SEC. Generally, the Fund may invest in the securities of another investment company (the "acquired company") provided that the Fund, immediately after such purchase or acquisition, does not own in the aggregate: (i) more than 3% of the total outstanding voting stock of the acquired company; (ii) securities issued by the acquired company having an aggregate value in excess of 5% of the value of the total assets of the Fund; or (iii) securities issued by the acquired company and all other investment companies (other than Treasury stock of the Fund) having an aggregate value in excess of 10% of the value of the total assets of the Fund. The Fund may also invest in the securities of other investment companies if such securities are the only investment securities held by the Fund. The Fund will only make such investments in conformity with the requirements of Section 817 of the Code.

If the Fund invests in, and thus, is a shareholder of, another investment company, the Fund's shareholders will indirectly bear the Fund's proportionate share of the fees and expenses paid by such other investment company, including advisory fees, in addition to both the management fees payable directly by the Fund to the Fund's own investment adviser and the other expenses that the Fund bears directly in connection with the Fund's own operations. Certain investment companies in which the Fund may invest could use leverage and are thus subject to similar leveraging risks described in the Prospectuses and herein.

Investment companies may include index-based investments, such as exchange-traded funds ("ETFs"), that hold substantially all of their assets in securities representing a specific index. Accordingly, the main risk of investing in ETFs is the same as investing in a portfolio of equity securities comprising the index. The market prices of index-based investments will fluctuate in accordance with both changes in the market value of their underlying portfolio securities and due to supply and demand for the instruments on the exchanges on which they are traded (which may result in their trading at a discount or premium to their NAVs). Index-based investments may not replicate exactly the performance of their specific index because of transaction costs and because of the temporary unavailability of certain component securities of the index. The Trust has entered into agreements with several ETFs that permit, pursuant to an SEC order, the Fund, as determined by the Advisor, to purchase shares of those ETFs beyond the Section 12(d)(1) limits described above.

LENDING OF PORTFOLIO SECURITIES

The Fund may lend portfolio securities to brokers, dealers and other financial organizations that meet capital and other credit requirements or other criteria established by the Fund's Board. These loans, if and when made, may not exceed 33 1/3% of the total asset value of the Fund (including the loan collateral). The Fund will not lend portfolio securities to the Advisor or its affiliates unless it has applied for and received specific authority to do so from the SEC. Loans of portfolio securities will be fully collateralized by cash, letters of credit or U.S. Government securities, and the collateral will be maintained in an amount equal to at least 100% of the current market value of the loaned securities by marking to market daily. Any gain or loss in the market price of the securities loaned that might occur during the term of the loan would be for the account of the Fund. The Fund may pay a part of the interest earned from the investment of collateral, or other fee, to an unaffiliated third party for acting as the Fund's securities lending agent. By lending its securities, the Fund may increase its income by receiving payments from the borrower that reflect the amount of any interest or any dividends payable on the loaned securities as well as by either investing cash collateral received from the borrower in short-term instruments or obtaining a fee from the borrower when U.S. Government securities or letters of credit are used as collateral.

The Fund will adhere to the following conditions whenever its portfolio securities are loaned: (i) the Fund must receive at least 100% cash collateral or equivalent securities of the type discussed in the preceding paragraph from the borrower; (ii) the borrower must increase such collateral whenever the market value of the securities rises above the level of such collateral; (iii) the Fund must be able to terminate the loan on demand; (iv) the Fund must receive reasonable interest on the loan, as well as any dividends, interest or other distributions on the loaned securities and any increase in market value;
(v) the Fund may pay only reasonable fees in connection with the loan (which fees may include fees payable to the lending agent, the borrower, the Fund's administrator and the custodian); and (vi) voting rights on the loaned securities may pass to the borrower, provided, however, that if a material event adversely affecting the investment occurs, the Fund must terminate the loan and regain the right to vote the securities. The Board has adopted procedures reasonably designed to ensure that the foregoing criteria will be met. Loan agreements involve certain risks in the event of default or insolvency of the borrower, including possible delays or restrictions upon the Fund's ability to recover the loaned securities or dispose of the collateral for the loan, which could give rise to loss because of adverse market action, expenses and/or delays in connection with the disposition of the underlying securities.

POOLED INVESTMENT VEHICLES

The Fund may invest in the securities of pooled vehicles that are not investment companies. These pooled vehicles typically hold commodities, such as gold or oil, currency, or other property that is itself not a security. If the Fund invests in, and thus, is a shareholder of, a pooled vehicle, the Fund's shareholders will indirectly bear the Fund's proportionate share of the fees and expenses paid by the pooled vehicle, including any applicable advisory fees, in addition to both the management fees payable directly by the Fund to the Fund's own investment adviser and the other expenses that the Fund bears directly in connection with the Fund's own operations.

PORTFOLIO TURNOVER

In general, the Advisor manages the Fund without regard to restrictions on portfolio turnover. The use of certain derivative instruments with relatively short maturities are excluded from the calculation of portfolio turnover. Nevertheless, the use of futures contracts will ordinarily involve the payment of commissions to futures commission merchants. To the extent that the Fund uses derivatives, they will be short-term derivative instruments. As a result, the Fund's reported portfolio turnover may be low despite relatively high portfolio activity, which would, in turn, involve correspondingly greater expenses to the Fund, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestments in other securities. The higher the rate of portfolio turnover of the Fund, the higher these transaction costs borne by the Fund and its long-term shareholders generally will be. Such sales may result in the realization of taxable capital gains (including short-term capital gains that are generally taxed to shareholders at ordinary income tax rates) for certain taxable shareholders.

"Portfolio Turnover Rate" is defined under the rules of the SEC as the lesser of the value of the securities purchased or of the securities sold, excluding all securities whose maturities at the time of acquisition were one-year or less, divided by the average monthly value of such securities owned during the year. Based on this definition, instruments with a remaining maturity of less than one-year are excluded from the calculation of the portfolio turnover rate. Instruments excluded from the calculation of portfolio turnover generally would include the futures contracts and option contracts in which the Fund invests since such contracts generally have a remaining maturity of less than one-year.

REPURCHASE AGREEMENTS

The Fund may enter into repurchase agreements with financial institutions. The Fund follows certain procedures designed to minimize the risks inherent in such agreements. These procedures include effecting repurchase transactions only with large, well-capitalized and well-established financial institutions whose condition will be continually monitored by the Advisor. In addition, the value of the collateral underlying the repurchase agreement will always be at least equal to the repurchase price, including any accrued interest earned on the repurchase agreement. In the event of a default or bankruptcy by a selling financial institution, the Fund will seek to liquidate such collateral. However, the exercising of the Fund's right to liquidate such collateral could involve certain costs or delays and, to the extent that proceeds from any sale upon a default of the obligation to repurchase were less than the repurchase price, the Fund could suffer a loss. It is the current policy of the Fund not to invest in repurchase agreements that do not mature within seven days if any such investment, together with any other illiquid assets held by the Fund, amounts to more than 15% of the Fund's net assets. The investments of the Fund in repurchase agreements, at times, may be substantial when, in the view of the Advisor, liquidity or other considerations so warrant.

REVERSE REPURCHASE AGREEMENTS

The Fund may use reverse repurchase agreements as part of the Fund's investment strategy. Reverse repurchase agreements involve sales by the Fund of portfolio assets concurrently with an agreement by the Fund to repurchase the same assets at a later date at a fixed price. Generally, the effect of such a transaction is that the Fund can recover all or most of the cash invested in the portfolio securities involved during the term of the reverse repurchase agreement, while the Fund will be able to keep the interest income associated with those portfolio securities. Such transactions are advantageous only if the interest cost to the Fund of the reverse repurchase transaction is less than the cost of obtaining the cash otherwise. Opportunities to achieve this advantage may not always be available, and the Fund intends to use the reverse repurchase technique only when it will be advantageous to the Fund. The Fund will establish a segregated account with the Trust's custodian bank in which the Fund will maintain cash or cash equivalents or other portfolio securities equal in value to the Fund's obligations in respect of reverse repurchase agreements.

SHORT SALES

The Fund may also engage in short sales transactions under which the Fund sells a security it does not own. To complete such a transaction, the Fund must borrow or otherwise obtain the security to make delivery to the buyer. The Fund then is obligated to replace the security borrowed by purchasing the security at the market price at the time of replacement. The price at such time may be more or less than the price at which the security was sold by the Fund. Until the security is replaced, the Fund is required to pay to the lender amounts equal to any dividends or interest, which accrue during the period of the loan. To borrow the security, the Fund also may be required to pay a premium, which would increase the cost of the security sold. The Fund may also use repurchase agreements to satisfy delivery obligations in short sales transactions. The proceeds of the short sale will be retained by the broker, to the extent necessary to meet the margin requirements, until the short position is closed out.

Until the Fund closes its short position or replaces the borrowed security, the Fund will: (a) maintain a segregated account containing cash or liquid securities at such a level that (i) the amount deposited in the account plus the amount deposited with the broker as collateral will equal the current value of the security sold short and (ii) the amount deposited in the segregated account plus the amount deposited with the broker as collateral will not be less than the market value of the security at the time the security was sold short; or (b) otherwise cover the Fund's short position. The Fund may use up to 100% of its portfolio to engage in short sales transactions and collateralize its open short positions.

SWAP AGREEMENTS

The Fund may enter into swap agreements, including, but not limited to, total return swaps, index swaps and interest rate swaps. The Fund may utilize swap agreements in an attempt to gain exposure to the securities in a market without actually purchasing those securities, or to hedge a position. Swap agreements are two-party contracts entered into primarily by institutional investors for periods ranging from a day to more than one-year. In a standard "swap" transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments. The gross returns to be exchanged or "swapped" between the parties are calculated with respect to a "notional amount," I.E., the return on or increase in value of a particular dollar amount invested in a "basket" of securities representing a particular index.

Forms of swap agreements include interest rate caps, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or "cap," interest rate floors, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates fall below a specified level, or "floor;" and interest rate dollars, under which a party sells a cap and purchases a floor or vice versa in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels.

Most swap agreements entered into by the Fund calculate the obligations of the parties to the agreement on a "net basis." Consequently, the Fund's current obligations (or rights) under a swap agreement will generally be equal only to the net amount to be paid or received under the agreement based on the relative values of the positions held by each party to the agreement (the "net amount"). Other swap agreements, such as credit default swaps, may require initial premium (discount) payments as well as periodic payments (receipts) related to the interest leg of the swap or to the default of a reference obligation.

The Fund's current obligations under a swap agreement will be accrued daily (offset against any amounts owing to the Fund) and any accrued but unpaid net amounts owed to a swap counterparty will be covered by segregating assets determined to be liquid. Obligations under swap agreements so covered will not be construed to be "senior securities" for purposes of the Fund's investment restriction concerning senior securities. Because they are two party contracts and because they may have terms of greater than seven days, swap agreements may be considered to be illiquid for the Fund's illiquid investment limitations. The Fund will not enter into any swap agreement unless the Advisor believes that the other party to the transaction is creditworthy. The Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty.

The Fund may enter into swap agreements to invest in a market without owning or taking physical custody of the underlying securities in circumstances in which direct investment is restricted for legal reasons or is otherwise impracticable. The counterparty to any swap agreement will typically be a bank, investment banking firm or broker/dealer. The counterparty will generally agree to pay the Fund the amount, if any, by which the notional amount of the swap agreement would have increased in value had it been invested in the particular stocks, plus the dividends that would have been received on those stocks. The Fund will agree to pay to the counterparty a floating rate of interest on the notional amount of the swap agreement plus the amount, if any, by which the notional amount would have decreased in value had it been invested in such stocks. Therefore, the return to the Fund on any swap agreement should be the gain or loss on the notional amount plus dividends on the stocks less the interest paid by the Fund on the notional amount.

Swap agreements typically are settled on a net basis, which means that the two payment streams are netted out, with the Fund receiving or paying, as the case may be, only the net amount of the two payments. Payments may be made at the conclusion of a swap agreement or periodically during its term. Other swap agreements, such as credit default swaps, may require initial premium (discount) payments as well as periodic payments (receipts) related to the interest leg of the swap or to the default of a reference obligation.

Swap agreements do not involve the delivery of securities or other underlying assets. Accordingly, the risk of loss with respect to swap agreements is limited to the net amount of payments that the Fund is contractually obligated to make. If a swap counterparty defaults, the Fund's risk of loss consists of the net amount of payments that the Fund is contractually entitled to receive, if any. The net amount of the excess, if any, of the Fund's obligations over its entitlements with respect to each equity swap will be accrued on a daily basis and an amount of cash or liquid assets, having an aggregate NAV at least equal to such accrued excess will be maintained in a segregated account by the Fund's custodian. Inasmuch as these transactions are entered into for hedging purposes or are offset by segregated cash of liquid assets, as permitted by applicable law, the Fund and its Advisor believe that these transactions do not constitute senior securities under the 1940 Act and, accordingly, will not treat them as being subject to the Fund's borrowing restrictions.

The swap market has grown substantially in recent years with a large number of banks and investment banking firms acting both as principals and as agents utilizing standardized swap documentation. As a result, the swap market has become relatively liquid in comparison with the markets for other similar instruments, which are traded in the over-the-counter market. The Advisor, under the supervision of the Board, is responsible for determining and monitoring the liquidity of Fund transactions in swap agreements.

The use of swap agreements is a highly specialized activity which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. If a counterparty's creditworthiness declines, the value of the swap would likely decline. Moreover, there is no guarantee that the Fund could eliminate its exposure under an outstanding swap agreement by entering into an offsetting swap agreement with the same or another party.

TRACKING ERROR

The following factors may affect the ability of the Fund to achieve correlation with the performance of its benchmark: (1) Fund expenses, including brokerage (which may be increased by high portfolio turnover); (2) fluctuations in currency exchange rates; (3) the Fund holding less than all of the securities in the benchmark and/or securities not included in the benchmark being held by the Fund; (4) an imperfect correlation between the performance of instruments held by the Fund, such as futures contracts and options, and the performance of the underlying securities in the market; (5) bid-ask spreads (the effect of which may be increased by portfolio turnover); (6) the Fund holding instruments traded in a market that has become illiquid or disrupted; (7) Fund share prices being rounded to the nearest cent; (8) changes to the index underlying a benchmark that are not disseminated in advance; or (9) the need to conform the Fund's portfolio holdings to comply with investment restrictions or policies or regulatory or tax law requirements. The Fund's performance attempts to correlate highly with the movement in its benchmark over time.

U.S. GOVERNMENT SECURITIES

The Fund may enter into short transactions in U.S. Government securities. Securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities include U.S. Treasury securities, which are backed by the full faith and credit of the U.S. Treasury and which differ only in their interest rates, maturities, and times of issuance. U.S. Treasury bills have initial maturities of one-year or less; U.S. Treasury notes have initial maturities of one to ten years; and U.S. Treasury bonds generally have initial maturities of greater than ten years. Certain U.S. Government securities are issued or guaranteed by agencies or instrumentalities of the U.S. Government including, but not limited to, obligations of U.S. Government agencies or instrumentalities such as Fannie Mae, the Government National Mortgage Association, the Small Business Administration, the Federal Farm Credit Administration, the Federal Home Loan Banks, Banks for Cooperatives (including the Central Bank for Cooperatives), the Federal Land Banks, the Federal Intermediate Credit Banks, the Tennessee Valley Authority, the Export-Import Bank of the United States, the Commodity Credit Corporation, the Federal Financing Bank, the Student Loan Marketing Association, the National Credit Union Administration and the Federal Agricultural Mortgage Corporation (Farmer Mac).

Some obligations issued or guaranteed by U.S. Government agencies and instrumentalities, including, for example, Government National Mortgage Association pass-through certificates, are supported by the full faith and credit of the U.S. Treasury. Other obligations issued by or guaranteed by federal agencies, such as those securities issued by Fannie Mae, are supported by the discretionary authority of the U.S. Government to purchase certain obligations of the federal agency, while other obligations issued by or guaranteed by federal agencies, such as those of the Federal Home Loan Banks, are supported by the right of the issuer to borrow from the U.S. Treasury, while the U.S. Government provides financial support to such U.S. Government-sponsored federal agencies, no assurance can be given that the U.S. Government will always do so, since the U.S. Government is not so obligated by law. U.S. Treasury notes and bonds typically pay coupon interest semi-annually and repay the principal at maturity.

WHEN-ISSUED AND DELAYED-DELIVERY SECURITIES

The Fund, from time to time, in the ordinary course of business, may purchase securities on a when-issued or delayed-delivery basis (I.E., delivery and payment can take place between a month and 120 days after the date of the transaction). These securities are subject to market fluctuation and no interest accrues to the purchaser during this period. At the time the Fund makes the commitment to purchase securities on a when-issued or delayed-delivery basis, the Fund will record the transaction and thereafter reflect the value of the securities, each day, in determining the Fund's NAV. The Fund will not purchase securities on a when-issued or delayed-delivery basis if, as a result, more than 15% of the Fund's net assets would be so invested. At the time of delivery of the securities, the value of the securities may be more or less than the purchase price. The Fund will also establish a segregated account with the Fund's custodian bank in which the Fund will maintain cash or liquid securities equal to or greater in value than the Fund's purchase commitments for such when-issued or delayed-delivery securities. The Trust does not believe that the Fund's NAV or income will be adversely affected by the Fund's purchase of securities on a when-issued or delayed-delivery basis.

ZERO COUPON BONDS

The Fund may invest in U.S. Treasury zero-coupon bonds. These securities are U.S. Treasury bonds which have been stripped of their unmatured interest coupons, the coupons themselves, and receipts or certificates representing interests in such stripped debt obligations and coupons. Interest is not paid in cash during the term of these securities, but is accrued and paid at maturity. Such obligations have greater price volatility than coupon obligations and other normal interest-paying securities, and the value of zero coupon securities reacts more quickly to changes in interest rates than do coupon bonds. Since dividend income is accrued throughout the term of the zero coupon obligation, but is not actually received until maturity, the Fund may have to sell other securities to pay said accrued dividends prior to maturity of the zero coupon obligation. Unlike regular U.S. Treasury bonds which pay semi-annual interest, U.S. Treasury zero coupon bonds do not generate semi-annual coupon payments. Instead, zero coupon bonds are purchased at a substantial discount from the maturity value of such securities, the discount reflecting the current value of the deferred interest; this discount is amortized as interest income over the life of the security, and is taxable even though there is no cash return until maturity. Zero coupon U.S. Treasury issues originally were created by government bond dealers who bought U.S. Treasury bonds and issued receipts representing an ownership interest in the interest coupons or in the principal portion of the bonds. Subsequently, the U.S. Treasury began directly issuing zero coupon bonds with the introduction of "Separate Trading of Registered Interest and Principal of Securities" (or "STRIPS"). While zero coupon bonds eliminate the reinvestment risk of regular coupon issues, that is, the risk of subsequently investing the periodic interest payments at a lower rate than that of the security held, zero coupon bonds fluctuate much more sharply than regular coupon-bearing bonds. Thus, when interest rates rise, the value of zero coupon bonds will decrease to a greater extent than will the value of regular bonds having the same interest rate.

DESCRIPTION OF THE UNDERLYING BENCHMARK

INDEX DESCRIPTION. The S&P Diversified Trends Indicator(R) is a diversified, investable methodology that attempts to capture profits from trending prices in futures markets. It consists of 24 futures contracts ("components"), allocated 50% to financials (I.E., interest rates and currencies) and 50% to commodities (energy, metals, etc.). These components are grouped into 14 sectors (weighted by relative significance) which will be positioned either long or short based on their prices relative to their moving averages (energy is never short, but will go flat if a short indicator is present).

INDEX CALCULATION. Of the factors considered in determining the S&P Diversified Trends Indicator(R) components and weights, liquidity--the volume and notional size of futures contracts traded--is one of the most important. Liquidity is an indication both of the significance of a particular market and the ability to trade with minimal market impact. All the components of the indicator are consistently in the lists of top contracts traded in the U.S. Investability is another important consideration. Other liquid contracts may exist, but exceptionally large contract values (I.E., $1,000,000 per contract for Eurodollar futures) would make the cost to replicate the indicator very inefficient. Contracts are limited to those traded on U.S. exchanges to minimize any impact from major differences in trading hours, avoid currency exchange calculations, and allow for similar closing times and holiday schedules.

Weightings of the financial sectors are based on, but not directly proportional, to GDP. Instead, the financials of the countries with a GDP of greater than $3 trillion are placed into tier 1 and countries with a GDP of less than $3 trillion are placed in tier 2. Tier 1 financials are meant to be close in weight, with slight relative tilts towards those from the larger economies. Thus, the U.S.-based financials have a higher importance than the euro currency. Tier 2 markets are weighted approximately proportionate to each other, but have some adjustments for liquidity, trading significance, and potential correlation to tier 1 markets. For example, the Canadian Dollar component receives a 1% weighting due to Canada's historical economic connection with the U.S. By not weighting the financials of the largest GDP countries so high, the tier weighting approach increases diversification.

Commodity weights are based on generally known world production levels. A reasonability test is to compare weights with established commodity-specific indices, such as the Goldman Sachs Commodity Index (GSCI) and Dow Jones-AIG Commodity Index (DJ-AIG). When divided in half to match the fact that commodities are only half the weight of the S&P Diversified Trends Indicator(R), the production allocations compare fairly closely. The exception to this is the significantly higher Energy weighting in the GSCI due to strict adherence to production figures.

REBALANCING. Rebalancing is regularly scheduled. The 14 sectors are rebalanced monthly to their fixed weights. The 24 components that comprise the sectors are rebalanced at the end of each year. Rebalancing the components annually allows market actions to determine which components are relatively more important.

DATE OF THE UNDERLYING BENCHMARK'S COMMENCEMENT. The commencement date for the Underlying Benchmark was December 31, 2003.

INDEX AVAILABILITY. The Underlying Benchmark is calculated continuously and widely disseminated to major data vendors.

INVESTMENT RESTRICTIONS

FUNDAMENTAL POLICIES

The following investment limitations are fundamental policies of the Fund, and cannot be changed with respect to the Fund without the consent of the holders of a majority of the Fund's outstanding shares. The term "majority of the outstanding shares" means the vote of: (i) 67% or more of the Fund's shares present at a meeting, if more than 50% of the outstanding shares of the Fund are present or represented by proxy; or (ii) more than 50% of the Fund's outstanding shares, whichever is less.

The Fund shall not:

1. Borrow money in an amount exceeding 33 1/3% of the value of its total assets, provided that, for purposes of this limitation, investment strategies which either obligate the Fund to purchase securities or require the Fund to segregate assets are not considered to be borrowing. Asset coverage of at least 300% is required for all borrowing, except where the Fund has borrowed money for temporary purposes in amounts not exceeding 5% of its total assets. The Fund will not purchase securities while its borrowing exceeds 5% of its total assets.

2. Make loans if, as a result, more than 33 1/3% of its total assets would be lent to other parties, except that the Fund may (i) purchase or hold debt instruments in accordance with its investment objective and policies; (ii) enter into repurchase agreements; and (iii) lend its securities.

3. Purchase or sell real estate, except that the Fund may purchase marketable securities issued by companies which own or invest in real estate (including real estate investment trusts).

4. Issue senior securities (as defined in the 1940 Act) except as permitted by rule, regulation or order of the SEC.

5. Act as an underwriter of securities of other issuers except as it may be deemed an underwriter in selling a portfolio security.

6. Invest 25% or more of the value of the Fund's total assets in the securities of one or more issuers conducting their principal business activities in the same industry; except that, to the extent the benchmark for the Fund is concentrated in a particular industry, the Fund will necessarily be concentrated in that industry. This limitation does not apply to investments or obligations of the U.S. Government or any of its agencies or instrumentalities, or shares of investment companies.

7. Purchase or sell commodities or commodities contracts or oil, gas or mineral programs. This restriction shall not prohibit the Fund, subject to restrictions described in the Prospectuses and elsewhere in this SAI, from purchasing, selling or entering into futures contracts on commodities or commodity contracts, options on futures contracts on commodities or commodity contracts, foreign currency forward contracts, foreign currency options, or any interest rate, securities-related or foreign currency-related hedging instrument, including swap agreements and other derivative instruments, subject to compliance with any applicable provisions of the federal securities or commodities laws.

NON-FUNDAMENTAL POLICIES

The following investment limitations are non-fundamental policies of the Fund and may be changed with respect to the Fund by the Board.

The Fund may not:

1.    Invest in real estate limited partnerships.

2.    Invest in warrants.

3.    Invest in mineral leases.

4. Pledge, mortgage or hypothecate assets except to secure borrowings permitted or related to the deposit of assets in escrow or the posting of collateral in segregated accounts in compliance with the SEC's position regarding the asset segregation requirements imposed by Section 18 of the 1940 Act.

5. Purchase securities on margin or effect short sales, except that the Fund may: (i) obtain short-term credits as necessary for the clearance of security transactions; (ii) provide initial and variation margin payments in connection with transactions involving futures contracts and options on such contracts; and (iii) make short sales "against the box" or in compliance with the SEC's position regarding the asset segregation requirements imposed by Section 18 of the 1940 Act.

6. Invest its assets in securities of any investment company, except as permitted by the 1940 Act or any rule, regulation or order of the SEC.

7. Purchase or hold illiquid securities, I.E., securities that cannot be disposed of for their approximate carrying value in seven days or less (which term includes repurchase agreements and time deposits maturing in more than seven days) if, in the aggregate, more than 15% of its net assets would be invested in illiquid securities.

8. Change its investment strategy to invest at least 80% of its net assets, plus any borrowings for investment purposes, in commodity, currency and financial-linked instruments whose performance is expected to correspond to that of the underlying benchmark (as that term is defined in the Fund's Prospectus), without 60 days' prior notice to shareholders.

With respect to both the fundamental and non-fundamental policies of the Fund, the foregoing percentages: (i) are based on total assets (except for the limitation on illiquid securities, which is based on net assets); (ii) will apply at the time of the purchase of a security; and (iii) shall not be considered violated unless an excess or deficiency occurs or exists immediately after and as a result of a purchase of such security, except for the fundamental limitation on borrowing described in paragraph 1 above, under the heading "Fundamental Policies." With respect to borrowings in accordance with the limitations set forth in Paragraph 1, in the event that such asset coverage shall at any time fall below 300 per centum, the Fund must reduce the amount of its borrowings to an extent that the asset coverage of such borrowings shall be at least 300 per centum within three days thereafter.

BROKERAGE ALLOCATION AND OTHER PRACTICES

BROKERAGE TRANSACTIONS. Generally, equity securities are bought and sold through brokerage transactions for which commissions are payable. Purchases from underwriters will include the underwriting commission or concession, and purchases from dealers serving as market makers will include a dealer's mark-up or reflect a dealer's mark-down. Money market securities and other debt securities are usually bought and sold directly from the issuer or an underwriter or market maker for the securities. Generally, the Fund will not pay brokerage commissions for such purchases. When a debt security is bought from an underwriter, the purchase price will usually include an underwriting commission or concession. The purchase price for securities bought from dealers serving as market makers will similarly include the dealer's mark up or reflect a dealer's mark down. When the Fund executes transactions in the over-the-counter market, it will generally deal with primary market makers unless prices that are more favorable are otherwise obtainable.

In addition, the Advisor may place a combined order, often referred to as "bunching," for two or more accounts it manages, including the Fund, engaged in the purchase or sale of the same security or other instrument if, in its judgment, joint execution is in the best interest of each participant and will result in best price and execution. Transactions involving commingled orders are allocated in a manner deemed equitable to each account or Fund. Although it is recognized that, in some cases, the joint execution of orders could adversely affect the price or volume of the security that a particular account or the Fund may obtain, it is the opinion of the Advisor and the Trust's Board that the advantages of combined orders outweigh the possible disadvantages of separate transactions. In addition, in some instances the Fund effecting the larger portion of a combined order may not benefit to the same extent as participants effecting smaller portions of the combined order. Nonetheless, the Advisor believes that the ability of the Fund to participate in higher volume transactions will generally be beneficial to the Fund.

For the fiscal year ended March 31, 2007, the Fund paid the following brokerage commissions:

--------------------------------------------------------------------------------
                                                           AGGREGATE BROKERAGE
                                                            COMMISSIONS DURING
FUND NAME                           FUND INCEPTION DATE   FISCAL YEAR ENDED 2007
--------------------------------------------------------------------------------
Managed Futures Strategy Fund            3/2/2007                $4,431
--------------------------------------------------------------------------------

BROKERAGE SELECTION. The Trust does not expect to use one particular broker or dealer, and when one or more brokers is believed capable of providing the best combination of price and execution, the Fund's Advisor may select a broker based upon brokerage or research services provided to the Advisor. The Advisor may pay a higher commission than otherwise obtainable from other brokers in return for such services only if a good faith determination is made that the commission is reasonable in relation to the services provided.

Section 28(e) of the Securities Exchange Act of 1934, as amended (the "1934 Act") permits the Advisor, under certain circumstances, to cause the Fund to pay a broker or dealer a commission for effecting a transaction in excess of the amount of commission another broker or dealer would have charged for effecting the transaction in recognition of the value of brokerage and research services provided by the broker or dealer. In addition to agency transactions, the Advisor may receive brokerage and research services in connection with certain riskless principal transactions, in accordance with applicable SEC guidance. Brokerage and research services include: (1) furnishing advice as to the value of securities, the advisability of investing in, purchasing or selling securities, and the availability of securities or purchasers or sellers of securities; (2) furnishing analyses and reports concerning issuers, industries, securities, economic factors and trends, portfolio strategy, and the performance of accounts; and (3) effecting securities transactions and performing functions incidental thereto (such as clearance, settlement, and custody). In the case of research services, the Advisor believes that access to independent investment research is beneficial to its investment decision-making processes and, therefore, to the Fund.

To the extent research services may be a factor in selecting brokers, such services may be in written form or through direct contact with individuals and may include information as to particular companies and securities as well as market, economic, or institutional areas and information which assists in the valuation and pricing of investments. Examples of research-oriented services for which the Advisor might utilize Fund commissions include research reports and other information on the economy, industries, sectors, groups of securities, individual companies, statistical information, political developments, technical market action, pricing and appraisal services, credit analysis, risk measurement analysis, performance and other analysis. The Advisor may use research services furnished by brokers in servicing all client accounts and not all services may necessarily be used in connection with the account that paid commissions to the broker providing such services. Information so received by the Advisor will be in addition to and not in lieu of the services required to be performed by the Fund's Advisor under the Advisory Agreement. Any advisory or other fees paid to the Advisor are not reduced as a result of the receipt of research services.

In some cases the Advisor may receive a service from a broker that has both a "research" and a "non-research" use. When this occurs, the Advisor makes a good faith allocation, under all the circumstances, between the research and non-research uses of the service. The percentage of the service that is used for research purposes may be paid for with client commissions, while the Advisor will use its own funds to pay for the percentage of the service that is used for non-research purposes. In making this good faith allocation, the Advisor faces a potential conflict of interest, but the Advisor believes that its allocation procedures are reasonably designed to ensure that it appropriately allocates the anticipated use of such services to its research and non-research uses.

From time to time, the Fund may purchase new issues of securities for clients in a fixed price offering. In these situations, the seller may be a member of the selling group that will, in addition to selling securities, provide the Advisor with research services. The NASD has adopted rules expressly permitting these types of arrangements under certain circumstances. Generally, the seller will provide research "credits" in these situations at a rate that is higher than that which is available for typical secondary market transactions. These arrangements may not fall within the safe harbor of Section 28(e).

For the Trust's fiscal year ended March 31, 2007, the Fund paid the following commissions on brokerage transactions directed to brokers pursuant to an agreement or understanding whereby the broker provides research or other brokerage services to the Advisor:

--------------------------------------------------------------------------------
                                                        TOTAL DOLLAR AMOUNT OF
                               TOTAL DOLLAR AMOUNT OF   TRANSACTIONS INVOLVING
                               BROKERAGE COMMISSIONS   BROKERAGE COMMISSIONS FOR
FUND NAME                       FOR RESEARCH SERVICES     RESEARCH SERVICES
--------------------------------------------------------------------------------
Managed Futures Strategy Fund          $450                   $2,223,751
--------------------------------------------------------------------------------

BROKERAGE WITH FUND AFFILIATES. The Fund may execute brokerage or other agency transactions through registered broker-dealer affiliates of the Fund, the Advisor or Rydex Distributors, Inc. (the "Distributor") for a commission in conformity with the 1940 Act, the 1934 Act and the rules promulgated by the SEC. In such instances, the placement of orders with such brokers would be consistent with the Fund's objectives of obtaining best execution and would not be dependent upon the fact that the broker is an affiliate of the Fund, the Advisor or the Distributor. With respect to orders placed with the broker for execution on a securities exchange, commissions received must conform to Section 17(e)(2)(A) of the 1940 Act and Rule 17e-1 thereunder, which permit an affiliated person of a registered investment company, or any affiliated person of such person to receive a brokerage commission from such registered company provided that such commission is fair and reasonable compared to the commission received by other brokers in connection with comparable transactions involving similar securities during a comparable period of time. The members of the Board, including those who are not "interested persons" of the Trust, have adopted procedures for evaluating the reasonableness of commissions paid to affiliates and review these procedures periodically.

For the fiscal year ended March 31, 2007, the Fund did not pay any brokerage commissions to the Distributor.

SECURITIES OF "REGULAR BROKER-DEALERS." The Fund is required to identify any securities of its "regular brokers and dealers" (as such term is defined in the 1940 Act) which the Fund may hold at the close of its most recent fiscal year. "Regular brokers or dealers" of the Trust are the ten brokers or dealers that, during the most recent fiscal year: (i) received the greatest dollar amounts of brokerage commissions from the Trust's portfolio transactions; (ii) engaged as principal in the largest dollar amounts of portfolio transactions of the Trust; or (iii) sold the largest dollar amounts of the Trust's shares. As of March 31, 2007, the Fund held the following securities of the Trust's "regular brokers or dealers":

--------------------------------------------------------------------------------------------------------------------
                                                                                TOTAL $ AMOUNT OF SECURITIES OF EACH
FUND NAME                                 FULL NAME OF BROKER/DEALER                 REGULAR BROKER-DEALER HELD
--------------------------------------------------------------------------------------------------------------------
Managed Futures Strategy Fund                 Credit Suisse Group                            $    510,264
                                       -----------------------------------------------------------------------------
                                            Bear Stearns Cos., Inc.                          $ 18,655,808
                                       -----------------------------------------------------------------------------
                                                Morgan Stanley                               $  6,218,603
                                       -----------------------------------------------------------------------------
                                         Mizuho Financial Group, Inc.                        $ 17,101,157
--------------------------------------------------------------------------------------------------------------------

MANAGEMENT OF THE TRUST

BOARD RESPONSIBILITIES. The management and affairs of the Trust are supervised by the Board under the laws of the State of Delaware and the 1940 Act. The Board has approved contracts, as described below, under which certain companies provide essential management services to the Trust.

MEMBERS OF THE BOARD AND OFFICERS OF THE TRUST. Set forth below are the names, ages, position with the Trust, term of office, and the principal occupations for a minimum of the last five years of each of the persons currently serving as members of the Board and as Executive Officers of the Trust. Also included below is the term of office for each of the Executive Officers of the Trust. The members of the Board serve as Trustees for the life of the Trust or until retirement, removal, or their office is terminated pursuant to the Trust's Declaration of Trust. Unless otherwise noted, the business address of each Trustee and Officer is 9601 Blackwell Road, Suite 500, Rockville, Maryland 20850.

------------------------------------------------------------------------------------------------------------------------------------
                              POSITION(S)                                                     NUMBER OF
                               HELD WITH                                                    PORTFOLIOS IN
                               THE TRUST,                                                       FUND
                                TERM OF                                                        COMPLEX
      NAME, ADDRESS            OFFICE AND                                                      OVERSEEN
       AND AGE OF              LENGTH OF                PRINCIPAL OCCUPATION(S)              BY TRUSTEE/       OTHER DIRECTORSHIPS
     TRUSTEE/OFFICER          TIME SERVED                 DURING PAST 5 YEARS                  OFFICER           HELD BY TRUSTEE
------------------------------------------------------------------------------------------------------------------------------------
                                                        INTERESTED TRUSTEES*
------------------------------------------------------------------------------------------------------------------------------------
Michael P. Byrum           Trustee and        PADCO ADVISORS, INC.:                               138                  None
(36)                       Secretary from     Chief  Investment  Officer from August 2006
                           2005 to present.   to  present;  Chief  Operating  Officer  of
                                              PADCO  Advisors,  Inc. from October 2003 to
                                              May 2004;  Executive  Vice  President  from
                                              December 2002 to May 2004;  President  from
                                              May 2004 to  present;  and  Secretary  from
                                              December 2002 to present.

------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
                             POSITION(S)                                                      NUMBER OF
                              HELD WITH                                                     PORTFOLIOS IN
                              THE TRUST,                                                        FUND
                               TERM OF                                                         COMPLEX
      NAME, ADDRESS           OFFICE AND                                                       OVERSEEN
       AND AGE OF             LENGTH OF                 PRINCIPAL OCCUPATION(S)              BY TRUSTEE/    OTHER DIRECTORSHIPS
     TRUSTEE/OFFICER         TIME SERVED                  DURING PAST 5 YEARS                   OFFICER        HELD BY TRUSTEE
------------------------------------------------------------------------------------------------------------------------------------
                                              PADCO ADVISORS II, INC.:
                                              Chief  Investment  Officer from August 2006
                                              to  present;  Chief  Operating  Officer  of
                                              PADCO  Advisors II, Inc. from December 2003
                                              to May 2004;  Executive Vice President from
                                              December 2002 to May 2004;  President  from
                                              May 2004 to  present;  and  Secretary  from
                                              December 2002 to present

                                              RYDEX ADVISORY SERVICES:
                                              President from August 2004 to present

                                              RYDEX CAPITAL PARTNERS I, LLC:
                                              President and  Secretary  from October 2003
                                              to April 2007

                                              RYDEX CAPITAL PARTNERS II, LLC:
                                              President and  Secretary  from October 2003
                                              to April 2007

                                              RYDEX DISTRIBUTORS, INC.:
                                              Secretary  from  December 2001 to May 2004;
                                              Executive   Vice  President  from  December
                                              2002  to  May  2004;  and  Chief  Operating
                                              Officer from December 2003 to May 2004

                                              RYDEX FUND SERVICES, INC.:
                                              Secretary  from  December  2002 to present;
                                              Executive   Vice  President  from  December
                                              2002 to August  2006;  and Chief  Operating
                                              Officer from December 2003 to May 2004
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
                              POSITION(S)                                                     NUMBER OF
                               HELD WITH                                                    PORTFOLIOS IN
                               THE TRUST,                                                       FUND
                                TERM OF                                                        COMPLEX
      NAME, ADDRESS            OFFICE AND                                                      OVERSEEN
       AND AGE OF              LENGTH OF                PRINCIPAL OCCUPATION(S)              BY TRUSTEE/    OTHER DIRECTORSHIPS
     TRUSTEE/OFFICER          TIME SERVED                 DURING PAST 5 YEARS                  OFFICER        HELD BY TRUSTEE
------------------------------------------------------------------------------------------------------------------------------------
                                              RYDEX HOLDINGS, INC.:
                                              Secretary  from  December  2005 to  present
                                              and Executive  Vice President from December
                                              2005 to August 2006

                                              ADVISOR RESEARCH CENTER, INC.:
                                              Secretary  from  May  2006 to  present  and
                                              Executive  Vice  President from May 2006 to
                                              August 2006

                                              RYDEX SPECIALIZED PRODUCTS, LLC:
                                              Director and Secretary  from September 2005
                                              to present
------------------------------------------------------------------------------------------------------------------------------------
Carl G.                    Trustee from       PADCO ADVISORS, INC.:                               138                None
Verboncoeur (54)           2004 to            Chief  Executive  Officer from October 2003
                           present;           to present;  Executive  Vice  President  of
                           President from     PADCO Advisors,  Inc. from December 2002 to
                           2003 to            October 2003;  President of PADCO Advisors,
                           present; Vice      Inc.  from  October  2003 to May 2004;  and
                           President from     Treasurer from December 2002 to present
                           1997 to
                           present; and       PADCO ADVISORS II, INC.:
                           Treasurer from     Chief Executive  Officer from December 2003
                           1997 to 2003.      to present;  Executive  Vice  President  of
                                              PADCO  Advisors II, Inc. from December 2002
                                              to  December   2003;   President  of  PADCO
                                              Advisors  II, Inc.  from  December  2002 to
                                              May 2004 and  Treasurer  from December 2003
                                              to present

                                              RYDEX CAPITAL PARTNERS I, LLC:
                                              Treasurer  from October 2003 to April 2007,
                                              and Executive  Vice  President from October
                                              2003 to August 2006

                                              RYDEX CAPITAL PARTNERS II, LLC:
                                              Treasurer  from October 2003 to April 2007,
                                              and Executive  Vice  President from October
                                              2003 to August 2006

                                              RYDEX ADVISORY SERVICES:
                                              Chief  Executive  Officer  from August 2004
                                              to present

------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
                             POSITION(S)                                                      NUMBER OF
                              HELD WITH                                                     PORTFOLIOS IN
                              THE TRUST,                                                        FUND
                               TERM OF                                                         COMPLEX
      NAME, ADDRESS           OFFICE AND                                                       OVERSEEN
       AND AGE OF             LENGTH OF                 PRINCIPAL OCCUPATION(S)              BY TRUSTEE/    OTHER DIRECTORSHIPS
     TRUSTEE/OFFICER         TIME SERVED                  DURING PAST 5 YEARS                  OFFICR         HELD BY TRUSTEE
------------------------------------------------------------------------------------------------------------------------------------
                                              RYDEX DISTRIBUTORS, INC.:
                                              President and Chief Executive Officer from
                                              December 2003 to present; Treasurer from
                                              December 2002 to present; Executive Vice
                                              President from December 2002 to December
                                              2003; and Vice President from December 2001
                                              to December 2002

                                              RYDEX FUND SERVICES, INC.:
                                              Chief Executive  Officer from December 2003
                                              to present;  President and  Treasurer  from
                                              December  2002 to  present;  and  Executive
                                              Vice   President   from  December  2001  to
                                              December 2002

                                              RYDEX HOLDINGS, INC.:
                                              Chief  Executive  Officer,   President  and
                                              Treasurer from December 2005 to present

                                              ADVISOR RESEARCH CENTER, INC.:
                                              Chief  Executive  Officer,   President  and
                                              Treasurer from May 2006 to present

                                              RYDEX SPECIALIZED PRODUCTS, LLC:
                                              Chief  Executive   Officer,   Director  and
                                              Treasurer from September 2005 to present
------------------------------------------------------------------------------------------------------------------------------------
                                                        INDEPENDENT TRUSTEES
------------------------------------------------------------------------------------------------------------------------------------
Corey A. Colehour          Trustee from       Retired from August 2006 to present.                138                None
(61)                       1993 to            Owner and President of Schield Management
                           present; and       Company (registered investment adviser)
                           Member of the      from 2005 to 2006; and Senior Vice
                           Audit and          President of Marketing and Co-Owner of
                           Nominating         Schield Management Company from 1985 to
                           Committees from    2005
                           1995 to present.
------------------------------------------------------------------------------------------------------------------------------------
J. Kenneth Dalton          Trustee from       Retired                                             138                None
(65)                       1995 to
                           present; Member
                           of the
                           Nominating
                           Committee from
                           1995 to
                           present; and
                           Chairman of the
                           Audit Committee
                           from 1997 to
                           present.
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
                              POSITION(S)                                                     NUMBER OF
                               HELD WITH                                                    PORTFOLIOS IN
                               THE TRUST,                                                       FUND
                                TERM OF                                                        COMPLEX
      NAME, ADDRESS            OFFICE AND                                                      OVERSEEN
       AND AGE OF              LENGTH OF                PRINCIPAL OCCUPATION(S)              BY TRUSTEE/    OTHER DIRECTORSHIPS
     TRUSTEE/OFFICER          TIME SERVED                 DURING PAST 5 YEARS                  OFFICER        HELD BY TRUSTEE
------------------------------------------------------------------------------------------------------------------------------------
John O. Demaret            Trustee from       Retired                                             138                None
(66)                       1997 to present;
                           Chairman of the
                           Board from 2006
                           to present; and
                           Member of the
                           Audit and
                           Nominating
                           Committees from
                           1997 to present.
------------------------------------------------------------------------------------------------------------------------------------
Werner E. Keller           Trustee and        Founder and President of Keller Partners,           138                None
(66)                       Member of the      LLC (registered investment adviser) from
                           Audit and          2005 to present; and Retired from 2001 to
                           Nominating         2005
                           Committees from
                           2005 to present.
------------------------------------------------------------------------------------------------------------------------------------
Thomas F. Lydon            Trustee and        President of Global Trends Investments              138                None
(46)                       Member of the      (registered investment adviser) from 1996
                           Audit and          to present
                           Nominating
                           Committees from
                           2005 to present.
------------------------------------------------------------------------------------------------------------------------------------
Patrick T.                 Trustee from       Chief Executive Officer of Par Industries,          138                None
McCarville (64)            1997 to            Inc., d/b/a Par Leasing from 1977 to
                           present;           present
                           Chairman of the
                           Nominating
                           Committee from
                           1997 to
                           present; and
                           Member of the
                           Audit Committee
                           from 1997 to
                           present.
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
                             POSITION(S)                                                      NUMBER OF
                              HELD WITH                                                     PORTFOLIOS IN
                              THE TRUST,                                                        FUND
                               TERM OF                                                         COMPLEX
      NAME, ADDRESS           OFFICE AND                                                       OVERSEEN
       AND AGE OF             LENGTH OF                 PRINCIPAL OCCUPATION(S)              BY TRUSTEE/    OTHER DIRECTORSHIPS
     TRUSTEE/OFFICER         TIME SERVED                  DURING PAST 5 YEARS                  OFFICER        HELD BY TRUSTEE
------------------------------------------------------------------------------------------------------------------------------------
Roger Somers (62)          Trustee from       Founder and Chief Executive Officer of              138                None
                           1993 to            Arrow Limousine from 1965 to present
                           present; and
                           Member of the
                           Audit and
                           Nominating
                           Committees from
                           1995 to present.
------------------------------------------------------------------------------------------------------------------------------------
                                                              OFFICERS
------------------------------------------------------------------------------------------------------------------------------------
Nick Bonos                 Vice President     Senior Vice President of Fund Services of           138          Not Applicable
(43)                       and Treasurer      PADCO Advisors, Inc. from August 2006 to
                           from 2003 to       present; Senior Vice President of Rydex Fund
                           present.           Services, Inc. from December 2003 to
                                              August 2006; Vice President of Accounting,
                                              Rydex Fund Services, Inc. from 2001 to
                                              2003; and Chief Financial Officer and
                                              Manager of Rydex Specialized Products, LLC
                                              from September 2005 to present
------------------------------------------------------------------------------------------------------------------------------------
Joanna M. Haigney          Chief              Chief Compliance Officer of PADCO                   138          Not Applicable
(40)                       Compliance         Advisors, Inc. and PADCO Advisors II, Inc.
                           Officer from       from May 2005 to present and Rydex Capital
                           2004 to            Partners I, LLC and Rydex Capital Partners
                           present; and       II, LLC from August 2006 to April 2007;
                           Secretary from     Vice President of Compliance of PADCO
                           2000 to present.   Advisors, Inc. from August 2006 to
                                              present; Assistant Secretary of Rydex
                                              Distributors, Inc. from December 2001 to
                                              December 2003; and Vice President of Rydex
                                              Distributors, Inc. from December 2003 to
                                              May 2004 and Rydex Fund Services, Inc.
                                              from December 2001 to August 2006
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
                             POSITION(S)                                                      NUMBER OF
                              HELD WITH                                                     PORTFOLIOS IN
                              THE TRUST,                                                        FUND
                               TERM OF                                                         COMPLEX
      NAME, ADDRESS           OFFICE AND                                                       OVERSEEN
       AND AGE OF             LENGTH OF                 PRINCIPAL OCCUPATION(S)              BY TRUSTEE/    OTHER DIRECTORSHIPS
     TRUSTEE/OFFICER         TIME SERVED                  DURING PAST 5 YEARS                  OFFICER        HELD BY TRUSTEE
------------------------------------------------------------------------------------------------------------------------------------
Joseph Arruda (40)         Assistant          Vice President of PADCO Advisors, Inc. and          138          Not Applicable
                           Treasurer from     PADCO Advisors II, Inc. from 2004 to
                           2006 to present.   present; Director of Accounting of PADCO
                                              Advisors, Inc. and PADCO Advisors II, Inc.
                                              from 2003 to 2004; Vice President of
                                              Mutual Funds, State Street Bank & Trust
                                              from 2000 to 2003
------------------------------------------------------------------------------------------------------------------------------------
Paula Billos (33)          Controller from    Director of Fund Administration of PADCO            138          Not Applicable
                           2006 to present.   Advisors, Inc. and PADCO Advisors II, Inc.
                                              from 2001 to present
------------------------------------------------------------------------------------------------------------------------------------

* Messrs. Verboncoeur and Byrum are "interested" persons of the Trust, as that term is defined in the 1940 Act by virtue of their affiliation with the Fund's Advisor.

BOARD STANDING COMMITTEES. The Board has established the following standing committees:

AUDIT COMMITTEE. The Board has a standing Audit Committee that is composed of each of the independent trustees of the Trust, and which operates pursuant to a written charter approved by the Board. The principal responsibilities of the Audit Committee include: recommending which firm to engage as the Trust's independent auditor and whether to terminate this relationship; reviewing the independent auditors' compensation, the proposed scope and terms of its engagement, and the firm's independence; serving as a channel of communication between the independent auditor and the Board; reviewing the results of each external audit, including any qualifications in the independent auditors' opinion, any related management letter, management's responses to recommendations made by the independent auditors in connection with the audit, reports submitted to the Committee by the Trust's Servicer that are material to the Trust as a whole, if any, and management's responses to any such reports; reviewing the Trust's audited financial statements and considering any significant disputes between the Trust's management and the independent auditor that arose in connection with the preparation of those financial statements; considering, in consultation with the independent auditors and the Trust's senior internal accounting executive, if any, the independent auditors' report on the adequacy of the Trust's internal financial controls; reviewing, in consultation with the Trust's independent auditors, major changes regarding auditing and accounting principles and practices to be followed when preparing the Trust's financial statements; and other audit related matters. Messrs. Colehour, Dalton, Demaret, Keller, Lydon, McCarville and Somers currently serve as members of the Audit Committee. The Audit Committee meets periodically, as necessary, and met five times in the Trust's most recently completed fiscal year.

NOMINATING COMMITTEE. The Board has a standing Nominating Committee that is composed of each of the independent trustees of the Trust. The Nominating Committee operates under a written charter approved by the Board. The principal responsibility of the Nominating Committee is to consider, recommend and nominate candidates to fill vacancies on the Trust's Board, if any. The Nominating Committee does not have specific procedures in place to consider nominees recommended by shareholders, but would consider such nominees if submitted in accordance with Rule 14a-8 of the 1934 Act in conjunction with a shareholder meeting to consider the election of the members of the Board of Trustees of the Trust. The Nominating Committee also reviews the compensation for the Board members. Messrs. Colehour, Dalton, Demaret, Keller, Lydon, McCarville and Somers serve as members of the Nominating Committee. The Nominating Committee meets periodically, as necessary, and met once during the Trust's most recently completed fiscal year.

FUND SHARES OWNED BY BOARD MEMBERS. The following table shows the dollar amount range of each Trustee's "beneficial ownership" of shares of the Fund and all Rydex Funds as of the end of the most recently completed calendar year. As of December 31, 2006, none of the Trustees beneficially owned shares of the Fund. Dollar amount ranges disclosed are established by the SEC. "Beneficial ownership" is determined in accordance with Rule 16a-1(a)(2) under the 1934 Act. The Trustees and the officers of the Trust own less than 1% of the outstanding shares of the Trust.

----------------------------------------------------------------------------------------------------------
                                                                                 AGGREGATE DOLLAR RANGE OF
                                                              DOLLAR RANGE OF    SHARES IN ALL RYDEX FUNDS
         NAME                          FUND NAME               FUND SHARES 1      OVERSEEN BY TRUSTEE 1,2
----------------------------------------------------------------------------------------------------------
                                             INTERESTED TRUSTEES
----------------------------------------------------------------------------------------------------------
Michael P. Byrum             Managed Futures Strategy Fund          None            over $100,000
----------------------------------------------------------------------------------------------------------
Carl G. Verboncoeur          Managed Futures Strategy Fund          None            over $100,000
----------------------------------------------------------------------------------------------------------
                                            INDEPENDENT TRUSTEES
----------------------------------------------------------------------------------------------------------
Corey A. Colehour            Managed Futures Strategy Fund          None              over $100,000
----------------------------------------------------------------------------------------------------------
J. Kenneth Dalton            Managed Futures Strategy Fund          None            $10,001 - $50,000
----------------------------------------------------------------------------------------------------------
John O. Demaret              Managed Futures Strategy Fund          None              over $100,000
----------------------------------------------------------------------------------------------------------
Thomas F. Lydon              Managed Futures Strategy Fund          None                    None
----------------------------------------------------------------------------------------------------------
Werner E. Keller             Managed Futures Strategy Fund          None              over $100,000
----------------------------------------------------------------------------------------------------------
Patrick T. McCarville        Managed Futures Strategy Fund          None            $50,001 - $100,000
----------------------------------------------------------------------------------------------------------
Roger J. Somers              Managed Futures Strategy Fund          None              over $100,000
----------------------------------------------------------------------------------------------------------

1     Information provided is as of December 31, 2006.

2 Includes Rydex Series Funds, Rydex Dynamic Funds, Rydex Variable Trust and Rydex ETF Trust.

BOARD AND OFFICER COMPENSATION. The aggregate compensation paid by the Trust to each of its Board members and officers serving during the fiscal year ended March 31, 2007, is set forth in the table below. Board members who are directors, officers or employees of the Advisor or any of its affiliated entities do not receive compensation from the Trust:

------------------------------------------------------------------------------------------------
                                                     PENSION OR       ESTIMATED
                                                     RETIREMENT         ANNUAL        TOTAL
                                 AGGREGATE        BENEFITS ACCRUED     BENEFITS    COMPENSATION
                             COMPENSATION FROM   AS PART OF TRUST'S      UPON        FROM FUND
   NAME OF TRUSTEE                 TRUST              EXPENSES        RETIREMENT     COMPLEX *
-----------------------------------------------------------------------------------------------
                                     INTERESTED TRUSTEES**
-----------------------------------------------------------------------------------------------
Michael P. Byrum                  $      0              $ 0             $ 0         $       0
-----------------------------------------------------------------------------------------------
Carl G. Verboncoeur               $      0              $ 0             $ 0         $       0
-----------------------------------------------------------------------------------------------
INDEPENDENT TRUSTEES
-----------------------------------------------------------------------------------------------
Corey A. Colehour                 $ 54,800              $ 0             $ 0         $ 100,000
-----------------------------------------------------------------------------------------------
J. Kenneth Dalton                 $ 54,800              $ 0             $ 0         $ 100,000
-----------------------------------------------------------------------------------------------
John O. Demaret                   $ 61,600              $ 0             $ 0         $ 110,000
-----------------------------------------------------------------------------------------------
Werner E. Keller                  $ 54,800              $ 0             $ 0         $ 100,000
-----------------------------------------------------------------------------------------------
Thomas F. Lydon                   $ 54,800              $ 0             $ 0         $ 100,000
-----------------------------------------------------------------------------------------------
Patrick T. McCarville             $ 54,800              $ 0             $ 0         $ 100,000
-----------------------------------------------------------------------------------------------
Roger J. Somers                   $ 54,800              $ 0             $ 0         $ 100,000
-----------------------------------------------------------------------------------------------

* Represents total compensation for service as Trustee of the Trust, Rydex ETF Trust, Rydex Dynamic Funds, and Rydex Variable Trust.

** Messrs. Verboncoeur and Byrum are "interested" persons of the Trust, as that term is defined in the 1940 Act by virtue of their affiliation with the Fund's Advisor. As officers of the Advisor, they do not receive compensation from the Trust.

CODE OF ETHICS

The Board has adopted a Combined Code of Ethics (the "Code of Ethics") pursuant to Rule 17j-1 under the 1940 Act. The Advisor, Servicer and Distributor are also covered by the Code of Ethics. The Code of Ethics applies to the personal investing activities of trustees, directors, officers and certain employees ("access persons"). Rule 17j-1 and the Code of Ethics are designed to prevent unlawful practices in connection with the purchase or sale of securities by access persons. Under the Code of Ethics, access persons are permitted to engage in personal securities transactions, but are required to report their personal securities transactions for monitoring purposes. In addition, certain access persons are required to obtain approval before investing in private placements and are prohibited from investing in initial public offerings. The Code of Ethics is on file with the SEC, and is available to the public.

PROXY VOTING

The Board has delegated responsibility for decisions regarding proxy voting for securities held by the Fund to the Advisor. The Advisor will vote such proxies in accordance with its proxy policies and procedures, which are included in Appendix A to this SAI. The Board will periodically review the Fund's proxy voting record.

The Trust annually discloses its complete proxy voting record on Form N-PX. The Trust's most recent Form N-PX is available, without charge, upon request, by calling 800.820.0888 or 301.296.5100 or by writing to Rydex Series Funds at 9601 Blackwell Road, Suite 500, Rockville, Maryland 20850. The Trust's Form N-PX is also available on the SEC's web site at www.sec.gov.

THE ADVISORY AGREEMENT

PADCO Advisors, Inc., 9601 Blackwell Road, Suite 500, Rockville, Maryland 20850, provides portfolio management to the Fund pursuant to an advisory contract with the Trust. The Advisor was incorporated in the State of Maryland on February 5, 1993 and, together with PADCO Advisors II, Inc., a registered investment adviser under common control, does business under the name Rydex Investments (the "Advisor"). The voting common stock of the Advisor is held predominantly by a trust established by the late Albert P. Viragh, Jr., the founder of the Advisor, for the benefit of members of his family (the "Viragh Family Trust"). Under the 1940 Act, control of a company is presumed where one individual or group of individuals owns more than 25% of the voting stock of that company. Therefore, through its ownership of voting common stock, the Viragh Family Trust and/or its three trustees, Katherine A. Viragh, Mark S. Viragh and Roger E. Young, may be deemed, under the 1940 Act, to control the Advisor.

On June 28, 2007, Security Benefit Corporation and Security Benefit Life Insurance Company (together, "Security Benefit") entered into a Purchase and Sale Agreement with several Rydex entities controlled by the Viragh Family Trust pursuant to which the Advisor, together with several other Rydex entities, will be acquired by Security Benefit (the "Transaction"). Security Benefit is a financial services firm that provides a broad variety of retirement plan and other financial products to customers in the advisor, banking, education, government, institutional, and qualified plan markets. Upon completion of the Transaction, the Advisor will be a wholly-owned subsidiary of Security Benefit. While the Transaction will have no material impact on the Funds or their shareholders, it will result in a change of control of the Advisor.

The Advisor manages the investment and the reinvestment of the assets of the Fund, in accordance with the investment objectives, policies, and limitations of the Fund, subject to the general supervision and control of the Board and the officers of the Trust. The Advisor bears all costs associated with providing these advisory services and the expenses of the Board members who are affiliated with or interested persons of the Advisor. The Advisor, from its own resources, including profits from advisory fees received from the Fund, provided such fees are legitimate and not excessive, may make payments to broker-dealers and other financial institutions for their expenses in connection with the distribution of Fund shares, and otherwise currently pay all distribution costs for Fund shares.

Under an investment advisory agreement with the Advisor dated April 30, 2004 (the "Advisory Agreement"), the Advisor serves as the investment adviser for each series of the Trust and provides investment advice to the Fund and oversees the day-to-day operations of the Fund, subject to direction and control by the Board and the officers of the Trust. As of July 3, 2007 net assets under management of the Advisor and its affiliates were approximately $15.9 billion. Pursuant to the Advisory Agreement, the Fund pays the Advisor at an annual rate based on the average daily net assets as set forth below.

For the fiscal year ended March 31, 2007, the Fund paid the following advisory fees to the Advisor:

--------------------------------------------------------------------------------
                                                          ADVISORY FEES PAID FOR
FUND NAME            FUND INCEPTION DATE   ADVISORY FEE   FISCAL YEAR ENDED 2007
--------------------------------------------------------------------------------
Managed Futures
Strategy Fund             3/2/2007             0.90%             $ 39,487
--------------------------------------------------------------------------------

The continuance of the Advisory Agreement must be specifically approved at least annually (i) by the vote of the Board or by a vote of the shareholders of the Fund and (ii) by the vote of a majority of the Board members who are not parties to the Advisory Agreement or "interested persons" of any party thereto, cast in person at a meeting called for the purpose of voting on such approval. The Advisory Agreement will terminate automatically in the event of its assignment, and is terminable at any time without penalty by the Board or, with respect to the Fund, by a majority of the outstanding shares of the Fund, on not less than 60 days' written notice to the Advisor, or by the Advisor on 60 days' written notice to the Trust. The Advisory Agreement provides that the Advisor shall not be protected against any liability to the Trust or its shareholders by reason of willful misfeasance, bad faith or gross negligence on its part in the performance of its duties or from reckless disregard of its obligations or duties thereunder.

PORTFOLIO MANAGERS

This section includes information about the Fund's portfolio managers, including information about other accounts they manage, the dollar range of Fund shares they own and how they are compensated.

OTHER ACCOUNTS MANAGED BY PORTFOLIO MANAGERS. Including the Fund, the portfolio managers are responsible for the day-to-day management of certain other accounts, as follows:

---------------------------------------------------------------------------------------------
                 REGISTERED INVESTMENT      OTHER POOLED INVESTMENT
                      COMPANIES 1,2               VEHICLES 1             OTHER ACCOUNTS 1
                -----------------------------------------------------------------------------
                 NUMBER
                   OF                     NUMBER OF                  NUMBER OF
   NAME         ACCOUNTS   TOTAL ASSETS   ACCOUNTS    TOTAL ASSETS   ACCOUNTS    TOTAL ASSETS
---------------------------------------------------------------------------------------------
Michael P.                                                                        Less than
  Byrum           140      $ 15.2 billion      0       None              5       $ 5 million
---------------------------------------------------------------------------------------------
Michael                                                                           Less than
  Dellapa         140      $ 15.2 billion      0       None              5       $ 5 million
---------------------------------------------------------------------------------------------
James R.                                                                          Less than
   King           140      $ 15.2 billion      0       None              5       $ 5 million
---------------------------------------------------------------------------------------------

1     Information provided is as of March 31, 2007.

2 The portfolio managers manage two registered investment companies, the Rydex Series Funds Multi-Cap Core Equity Fund and Rydex Variable Trust Multi-Cap Core Equity Fund, that are subject to a performance based advisory fee. The two Funds had $88.7 million in assets under management as of March 31, 2007.

CONFLICTS OF INTEREST. The portfolio managers' management of "other accounts" may give rise to potential conflicts of interest in connection with their management of the Fund's investments, on the one hand, and the investments of the other accounts, on the other. The other accounts may have the same investment objective as the Fund. Therefore, a potential conflict of interest may arise as a result of the identical investment objectives, whereby the portfolio managers could favor one account over another. Another potential conflict could include the portfolio managers' knowledge about the size, timing and possible market impact of Fund trades, whereby a portfolio manager could use this information to the advantage of other accounts and to the disadvantage of the Fund. However, the Advisor has established policies and procedures to ensure that the purchase and sale of securities among all accounts it manages are fairly and equitably allocated.

PORTFOLIO MANAGER COMPENSATION. The Advisor compensates each portfolio manager for his management of the Fund. The portfolio managers' compensation consists of a fixed annual salary and a discretionary bonus. The amount of the discretionary bonus is determined by two components. The first component is a comparison of the portfolio manager's Fund performance relative to a mutual fund peer's performance and/or to the performance of applicable internal or external benchmarks as measured over a one-year period. Mutual fund peers are those funds with similar investment objectives to the Fund managed by the portfolio managers. Mutual fund peers do not exist for all of the Rydex Funds. Rydex Funds that do not have a mutual fund peer available for comparison purposes will instead be compared to applicable internal or external benchmarks. An external benchmark, such as the S&P 500 Index, will be used for each Rydex Fund that seeks to track the performance of a published index. An internal benchmark, such as the inverse of the S&P 500 Index, will be used when an external benchmark is not available. For the Fund, the portfolio managers' performance will be compared to the performance of the Fund's underlying benchmark, as that term is defined in the Fund's

Prospectuses. The second component used to determine the discretionary bonus is based on the Advisor's profit margin and assets under management.

FUND SHARES OWNED BY PORTFOLIO MANAGERS. As of March 31, 2007, none of the portfolio managers beneficially owned shares of the Fund. "Beneficial ownership" is determined in accordance with Rule 16a-1(a)(2) under the 1934 Act.

THE ADMINISTRATIVE SERVICE AGREEMENT AND ACCOUNTING SERVICE AGREEMENT

General administrative, shareholder, dividend disbursement, transfer agent, and registrar services are provided to the Trust and the Fund by Rydex Fund
Services, Inc. (the "Servicer"), 9601 Blackwell Road, Suite 500, Rockville, Maryland 20850, subject to the general supervision and control of the Board and the officers of the Trust, pursuant to a service agreement between the Trust and the Servicer. The Servicer is wholly-owned by the Viragh Family Trust.

Under the service agreement, the Servicer provides the Trust and the Fund with all required general administrative services, including, without limitation, office space, equipment, and personnel; clerical and general back office services; bookkeeping, internal accounting, and secretarial services; the determination of NAVs; and the preparation and filing of all reports, registration statements, proxy statements, and all other materials required to be filed or furnished by the Trust and the Fund under federal and state securities laws. The Servicer also maintains the shareholder account records for the Fund, disburses dividends and distributions payable by the Fund, and produces statements with respect to account activity for the Fund and the Fund's shareholders. The Servicer pays all fees and expenses that are directly related to the services provided by the Servicer to the Fund; the Fund reimburses the Servicer for all fees and expenses incurred by the Servicer which are not directly related to the services the Servicer provides to the Fund under the service agreement.

In consideration for its services, the Servicer is entitled to a fee, which is calculated daily and paid monthly, at an annual rate of 0.25% of the average daily net assets of the Fund. The service fee contractual rate paid to the Servicer by the Fund is set forth below.

For the fiscal year ended March 31, 2007, the Fund paid the following service fees to the Servicer:

---------------------------------------------------------------------------------------------
                                                        ADMINISTRATIVE SERVICE FEES PAID FOR
FUND NAME                        FUND INCEPTION DATE           FISCAL YEAR ENDED 2007
---------------------------------------------------------------------------------------------
Managed Futures Strategy Fund          3/2/2007                       $10,969
---------------------------------------------------------------------------------------------

Pursuant to an Accounting Services Agreement, the Servicer serves as Accounting Services Agent and performs certain record keeping and accounting functions for a fee calculated at an annual percentage rate of one-tenth of one percent
(0.10%) on the first $250 million of the average daily net assets, seventy-five-thousandths of one percent (0.075%) on the next $250 million of the average daily net assets, one- twentieth of one percent (0.05%) on the next $250 million of the average daily net assets, and one- thirty-third of one percent (0.03%) on the average daily net assets over $750 million of the Fund. Certain officers and trustees of the Trust are also officers and directors of the Servicer.

For the fiscal year ended March 31, 2007, the Fund paid the following accounting service fees to the Servicer:

-----------------------------------------------------------------------------------------
                                                        ACCOUNTING SERVICE FEES PAID FOR
FUND NAME                        FUND INCEPTION DATE        FISCAL YEAR ENDED 2007
-----------------------------------------------------------------------------------------
Managed Futures Strategy Fund          3/2/2007                       $4,387
-----------------------------------------------------------------------------------------

DISTRIBUTION

Pursuant to a distribution agreement adopted by the Trust (the "Distribution Agreement"), the Distributor, 9601 Blackwell Road, Suite 500, Rockville, Maryland 20850, acts as distributor for the shares of the Trust under the general supervision and control of the Board and the officers of the Trust. The Distributor is wholly owned by the Viragh Family Trust. The Distribution Agreement grants the Distributor the exclusive right to distribute the shares of the Fund. In addition, the Distribution Agreement permits the Distributor to receive as compensation any front-end sales load or contingent deferred sales charge collected by the Fund or other asset-based sales charges collected pursuant to any distribution or shareholder services plans adopted by the Fund on behalf of the various classes of shares. The Fund's current distribution and shareholder services plans, as well as a description of the services performed under each, are described below.

A-CLASS DISTRIBUTION PLAN - The Fund has adopted a Distribution Plan applicable to A-Class Shares (the "A-Class Plan"). Under the A-Class Plan, the Distributor, or designated Service Providers, may receive up to 0.25% of the Fund's assets attributable to A-Class Shares as compensation for distribution services pursuant to Rule 12b-1 under the 1940 Act.

C-CLASS DISTRIBUTION AND SHAREHOLDER SERVICING PLAN - The Fund has adopted a Distribution and Shareholder Services Plan for C-Class Shares (the "C-Class Plan"). Under the C-Class Plan, the Distributor, or designated Service Providers, may receive up to a total of 1.00% of the Fund's assets attributable to C-Class Shares as compensation for distribution and shareholder services pursuant to Rule 12b-1 under the 1940 Act. The C-Class Plan allows for payment of up to 0.75% of the Fund's assets attributable to C-Class Shares as compensation for distribution services and up to 0.25% of the Fund's assets attributable to C-Class Shares as compensation for shareholder services.

H-CLASS DISTRIBUTION PLAN AND SHAREHOLDER SERVICES PLAN - The Fund has adopted a Distribution Plan and a Shareholder Services Plan applicable to H-Class Shares (the "H-Class Plan"). Under the H-Class Plan, the Distributor, or designated Service Providers, may receive up to 0.25% of the Fund's assets attributable to H-Class Shares as compensation for distribution services pursuant to Rule 12b-1 under the 1940 Act. The Shareholder Services Plan permits the payment of up to 0.25% of the Fund's assets attributable to H-Class Shares to designated Service Providers as compensation for providing shareholder services, which are not primarily intended to result in the sale of the shares of the Fund.

DESCRIPTION OF DISTRIBUTION AND SHAREHOLDER SERVICES - Distribution services may include: (i) services in connection with distribution assistance, or (ii) payments to financial institutions and other financial intermediaries, such as banks, savings and loan associations, insurance companies, investment counselors, broker-dealers, mutual fund "supermarkets" and the Distributor's affiliates and subsidiaries, as compensation for services or reimbursement of expenses incurred in connection with distribution assistance. The Distributor may, at its discretion, retain a portion of such payments to compensate itself for distribution services and distribution related expenses such as the costs of preparation, printing, mailing or otherwise disseminating sales literature, advertising, and prospectuses (other than those furnished to current shareholders of the Fund), promotional and incentive programs, and such other marketing expenses that the Distributor may incur.

Shareholder services may include: (i) maintaining accounts relating to clients that invest in shares; (ii) arranging for bank wires; (iii) responding to client inquiries relating to the services performed by the Service Providers; (iv) responding to inquiries from clients concerning their investment in shares; (v) assisting clients in changing dividend options, account designations and addresses; (vi) providing information periodically to clients showing their position in shares; (vii) forwarding shareholder communications from the Fund such as proxies, shareholder reports, annual reports, and dividend distribution and tax notices to clients; and (viii) processing dividend payments from the Fund on behalf of clients.

For the fiscal year ended March 31, 2007, the Fund paid the following fees pursuant to the plans described above:

-------------------------------------------------------------------------------------------------------
                                   FUND
                                 INCEPTION         A-CLASS               C-CLASS            H-CLASS
FUND NAME                          DATE       (0.25% 12b-1 FEE)   (1.00% 12b-1 FEE)   (0.25% 12b-1 FEE)
-------------------------------------------------------------------------------------------------------
Managed Futures Strategy Fund     3/2/2007          $3,691               $1,237              $6,971
-------------------------------------------------------------------------------------------------------

COSTS AND EXPENSES

The Fund bears all expenses of its operations other than those assumed by the Advisor or the Servicer. Fund expenses include: the management fee; the servicing fee (including administrative, transfer agent, and shareholder servicing fees); custodian and accounting fees and expenses; legal and auditing fees; securities valuation expenses; fidelity bonds and other insurance premiums; expenses of preparing and printing prospectuses, confirmations, proxy statements, and shareholder reports and notices; registration fees and expenses; proxy and annual meeting expenses, if any; all federal, state, and local taxes (including, without limitation, stamp, excise, income, and franchise taxes); organizational costs; the costs and expenses of redeeming shares of the Fund; fees and expenses paid to any securities pricing organization; dues and expenses associated with membership in any mutual fund organization; and costs for incoming telephone WATTS lines. In addition, the Fund pays an equal portion of the trustee fees and expenses for attendance at Board meetings for the Board members who are not affiliated with, or interested persons of, the Advisor.

BUSINESS CONTINUITY AND DISASTER RECOVERY

The Advisor, the Distributor and the Servicer (collectively, the "Service Providers") have developed a joint Business Continuity and Disaster Recovery Program (the "Program") that is designed to minimize the disruption of normal business operations in the event of a disaster. While the Service Providers believe that the Program is comprehensive and should enable them to survive a disaster and reestablish normal business operations in a timely manner, under certain unusual or unexpected circumstances the Service Providers could be prevented or hindered from providing services to the Fund for extended periods of time. These circumstances may include, without limitation, acts of God, acts of government in its sovereign or contractual capacity, any act of declared or undeclared war or of a public enemy (including acts of terrorism), power shortages or failures, utility or communication failure or delays, labor disputes, strikes, shortages, supply shortages, system failures or malfunctions. Under each Service Provider's agreement with the Trust, absent willful misfeasance, bad faith or gross negligence on the part of the Service Provider, or the reckless disregard of their respective obligations, the Service Provider generally will not be liable for any related losses to the Fund or to the Fund's shareholders as a result of such an occurrence.

PRINCIPAL HOLDERS OF SECURITIES

As of July 2, 2007 the following persons were the only persons who were record owners or, to the knowledge of the Trust, beneficial owners of 5% or more of the shares of the Fund.

------------------------------- ------------------ -----------------------------------------------------------------

                                  Percentage of
Fund Name                          Fund Shares                   Name and Address of Beneficial Owner
------------------------------- ------------------ -----------------------------------------------------------------
Managed Futures Strategy Fund        19.51%                        Schwab Special Custody Account -
                                                                    Reinv For Benefit of Customers
                                                                       E. 101 Montgomery Street
                                                                     San Francisco, CA 94104-4122
------------------------------- ------------------ -----------------------------------------------------------------
Managed Futures Strategy Fund        35.78%                         National Financial Svcs. Corp
                                                          For Exclusive Benefit of our Customers Russ Lennon
                                                                          200 Liberty Street
                                                                       New York, NY 10281-9999
------------------------------- ------------------ -----------------------------------------------------------------

DETERMINATION OF NET ASSET VALUE

The following information supplements and should be read in conjunction with the section in the Prospectuses entitled "Calculating Net Asset Value." The NAV of the Fund serves as the basis for the purchase and redemption price of the Fund's shares. The NAV of the Fund is calculated by dividing the market value of the Fund's securities plus the value of its other assets, less all liabilities, by the number of outstanding shares of the Fund. If market quotations are not readily available, a security will be valued at fair value by the Advisor using methods established or ratified by the Board.

Options on securities and indices purchased by the Fund generally are valued at their last bid price in the case of exchange-traded options or, in the case of options traded in the over-the-counter ("OTC") market, the average of the last bid price as obtained from two or more dealers unless there is only one dealer, in which case that dealer's price is used. Futures contracts generally are valued based upon the unrealized gain or loss on the contract determined with reference to the first price reported by established futures exchanges after the close of the Fund's pricing cycle, or alternatively, with reference to the average price at which futures are bought and sold by the Fund. Options on futures contracts generally are valued with reference to the underlying futures contract. If the market makes a limit move with respect to a particular commodity, the commodity will be valued at fair value by the Advisor using methods established or ratified by the Board.

On days when the Chicago Board of Trade ("CBOT") is closed during its usual business hours, but shares of the Fund have been purchased, redeemed, and/or exchanged, the portfolio securities held by the Fund which are traded on the CBOT are valued at the earlier of: (i) the time of the execution of the last trade of the day for the Fund in those CBOT-traded portfolio securities; or (ii) the last price reported by an independent pricing service before the calculation of the Fund's NAV. On days when the CBOT is closed during its usual business hours and there is no need for the Fund to execute trades on the CBOT, the value of the CBOT-traded portfolio securities held by the Fund will be the last price reported by an independent pricing service before the calculation of the Fund's NAV.

OTC securities held by the Fund shall be valued at the last sales price or, if no sales price is reported, the mean of the last bid and asked price is used. Securities listed on the Nasdaq National Market and Nasdaq SmallCap Market may be valued at the Nasdaq Official Closing Price, which may differ from the last sales price reported. The portfolio securities of the Fund that are listed on national exchanges are taken at the last sales price of such securities on such exchange; if no sales price is reported, the mean of the last bid and asked price is used. For valuation purposes, all assets and liabilities initially expressed in foreign currency values will be converted into U.S. Dollar values at the mean between the bid and the offered quotations of such currencies against U.S. Dollars as last quoted by any recognized dealer. If such quotations are not available, the rate of exchange will be determined in good faith by the Advisor based on guidelines adopted by the Board. Dividend income and other distributions are recorded on the ex-dividend date, except for certain dividends from foreign securities which are recorded as soon as the Trust is informed after the ex-dividend date.

Illiquid securities, securities for which reliable quotations or pricing services are not readily available, and all other assets will be valued at their respective fair value as determined in good faith by, or under procedures established by, the Board, which procedures may include the delegation of certain responsibilities regarding valuation to the Advisor or the officers of the Trust. The officers of the Trust report, as necessary, to the Board regarding portfolio valuation determination. The Board, from time to time, will review these methods of valuation and will recommend changes which may be necessary to assure that the investments of the Fund are valued at fair value.

PURCHASE AND REDEMPTION OF SHARES

MINIMUM INVESTMENT REQUIREMENTS

Any request for a redemption (including pursuant to check writing privileges) by an investor whose account balance is: (a) below the currently applicable minimum investment; or (b) would be below that minimum as a result of the redemption, will be treated as a request by the investor of a complete redemption of that account. In addition, the Trust may redeem an account whose balance (due in whole or in part to redemptions since the time of last purchase) has fallen below the minimum investment amount applicable at the time of the shareholder's most recent purchase of Fund shares (unless the shareholder brings his or her account value up to the currently applicable minimum investment).

TAX CONSEQUENCES

Note that in the case of tax-qualified retirement plans, a redemption from such a plan may have adverse tax consequences. A shareholder contemplating such a redemption should consult his or her own tax adviser. Other shareholders should consider the tax consequences of any redemption.

SUSPENSION OF THE RIGHT OF REDEMPTION

The Fund may suspend the right of redemption or the date of payment: (i) for any period during which the NYSE is closed (other than customary weekend or holiday closings), or trading is restricted; (ii) for any period during which an emergency exists so that disposal of Fund investments or the determination of its NAV is not reasonably practicable; or (iii) for such other periods as the SEC, by order, may permit for the protection of Fund investors. In cases where Nasdaq, the CME, Chicago Board Options Exchange ("CBOE"), CBOT, or any foreign market where the Fund's securities trade, as appropriate, is closed or trading is restricted, the Fund may ask the SEC to permit the right to redemption to be suspended. On any day that any of the securities exchanges on which the Fund's securities trade close early (such as on days in advance of holidays generally observed by participants in these markets), or as permitted by the SEC, the right is reserved to advance the time on that day by which purchase and redemption orders must be received. Any order received after that time will receive the next business day's NAV.

HOLIDAYS

The NYSE, the Federal Reserve Bank of New York, the Nasdaq, the CME, the CBOT, and other U.S. exchanges are closed on weekends and on the following holidays:
(i) New Year's Day, Martin Luther King Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Columbus Day (the CBOT and CME will have abbreviated trading schedules), Thanksgiving Day, and Christmas Day; and
(ii) the preceding Friday if any of these holidays falls on a Saturday, or the subsequent Monday if any of these holidays falls on a Sunday. Although the Trust expects the same holiday schedules to be observed in the future, each of the aforementioned exchanges may modify its holiday schedule at any time. In addition, the U.S. Government bond market is closed on Columbus Day, and as of December 6, 2004, the U.S. Government bond market will likely close early the day before Columbus Day and Veterans' Day, as recommended by the Bond Market Association.

The national Japanese holidays affecting the relevant securities markets in Japan are as follows: New Year's Day; Coming-of-Age Day; National Foundation
Day; Vernal Equinox Day; Greenery Day; Constitution Memorial Day; Children's Day; Marine Day; Respect-of-the-Aged Day; Autumnal Equinox Day; Health-Sports Day; Culture Day; Labor Thanksgiving Day; and Emperor's Birthday. Although the Trust expects this same holiday schedule to be observed in the future, the Japanese exchange may modify its holiday schedule at any time.

National holidays in the various European countries will also affect the relevant European securities markets. Due to the variety of holidays in each EU country as well as Switzerland, those holidays are not listed here.

REDEMPTIONS IN-KIND

The Trust intends to pay your redemption proceeds in cash. However, under unusual conditions that make the payment in cash unwise (and for the protection of the remaining shareholders of a Fund) the Trust reserves the right to pay all, or part, of your redemption proceeds in liquid securities with a market value equal to the redemption price (redemption in-kind). The Trust has elected to be governed by Rule 18f-1 under the 1940 Act under which the Trust is obligated to redeem shares for any one shareholder in cash only up to the lesser of $250,000 or 1% of a Fund's NAV during any 90-day period. Although it is highly unlikely that your shares would ever actually be redeemed in kind, you would probably have to pay brokerage costs to sell the securities distributed to you.

A-CLASS SHARES - INITIAL SALES CHARGES, REDUCTIONS, AND WAIVERS

INITIAL SALES CHARGES/DEALER REALLOWANCES. A-Class Shares of the Fund are sold subject to a front-end sales charge as described in the Fund's A-Class Shares Prospectus. The sales charge is used to compensate the Distributor and participating securities dealers for their expenses incurred in connection with the distribution of the Fund's shares. You may also be charged a transaction or other fee by the financial institution managing your account.

Selling dealers are normally reallowed a portion of the sales charge by the Distributor. The following table shows the amount of the front-end sales charge that is reallowed to dealers as a percentage of the offering price of A-Class Shares.

--------------------------------------------------------------------------------------
AMOUNT OF INVESTMENT               AUTHORIZED DEALER COMMISSION AS % OF OFFERING PRICE
--------------------------------------------------------------------------------------
Less than $100,000                                        4.00%
--------------------------------------------------------------------------------------
$100,000 but less than $250,000                           3.00%
--------------------------------------------------------------------------------------
$250,000 but less than $500,000                           2.25%
--------------------------------------------------------------------------------------
$500,000 but less than $1,000,000                         1.20%
--------------------------------------------------------------------------------------
Greater than $1,000,000                                   1.00%
--------------------------------------------------------------------------------------

REDUCED SALES CHARGES. You may qualify for reduced sales charges or sales charge exceptions. To qualify for these reductions or exceptions, you or your securities dealer are responsible for providing sufficient information at the time of purchase to verify that your purchase qualifies for such treatment.

RIGHTS OF ACCUMULATION

You may qualify for reduced initial sales charges based upon your existing investment in shares of any Rydex Fund at the time of the proposed purchase. To determine whether or not a reduced initial sales charge applies to a proposed purchase, the Distributor takes into account not only the money which is invested upon such proposed purchase, but also the value of all A-Class and C-Class shares of the Rydex Funds that you own (other than A-Class Shares of the U.S. Government Money Market Fund, as discussed in its Prospectus), calculated at their then current public offering price.

If you qualify for a reduced sales charge, the reduced sales charge applies to the total amount of money being invested, even if only a portion of that amount exceeds the breakpoint for the reduced sales charge. For example, if you already own qualifying A-Class or C-Class Shares of any Rydex Fund with a value of $80,000 and wish to invest an additional $40,000 in an A-Class Share of the Fund, the reduced initial sales charge of 4.75% will apply to the full $40,000 purchase and not just to the $20,000 in excess of the $100,000 breakpoint.

To qualify for obtaining the discount applicable to a particular purchase, you or your securities dealer must furnish the Servicer with a list of the account numbers and the names in which your Rydex Fund accounts are registered at the time the purchase is made.

AGGREGATING ACCOUNTS (GROUP PURCHASES)

      1. To receive a reduced sales charge on A-Class Shares, investments in any A-Class or C-Class shares (other than A-Class Shares of the U.S. Government Money Market Fund, as discussed in its Prospectus) made by you, your spouse and your children under the age of 21 may be aggregated if made for your/their own account(s) and:

      o trust accounts established by the above individuals. However, if the person(s) who established the trust is/are deceased, the trust account may be aggregated with accounts of the person who is the primary beneficiary of the trust;

      o     solely controlled business accounts;

      o     single participant retirement plans; or

      o endowments or foundations established and controlled by you or your immediate family.


      2. Investments made by a trustee or other fiduciary for a single trust estate or fiduciary account and multiple-employee benefit plans of a single employer or affiliated employers - provided they are not aggregated with individual accounts - may also be aggregated.

      3. Similarly, investments made for participant accounts of a 403(b) plan that is treated like an employer-sponsored plan, or multiple 403(b) plans of a single employer or affiliated employers, may be aggregated. In addition, investments made for non-profit, charitable or educational organizations (or any employer-sponsored retirement plan for such an endowment or foundation) or any endowments or foundations established and controlled by the organization may be aggregated. Finally, investments made by a common trust fund or other diversified pooled accounts not specifically formed for the purpose of accumulating fund shares may be aggregated.

      SOME ACCOUNTS CANNOT BE AGGREGATED. At the request of certain investment firms, some accounts are set up as "street name" or "nominee" accounts. This means that the investment firm has sole access, and that the Fund has limited access, to the investment firm's clients' account information. Since the Servicer has little or no access to certain nominee or street name account information, these accounts generally may not be aggregated for the purpose of receiving reduced sales charges. Check with your securities dealer to determine if this applies to your account.

LETTERS OF INTENT

You may also pay reduced initial sales charges by indicating on the account application that you intend to provide a Letter of Intent ("LOI"), and then fulfilling the conditions of that LOI.

The LOI confirms the total investment in shares of the Rydex Funds that you intend to make within the next 13 months. By marking the LOI section on the account application and by signing the account application, you indicate that you understand and agree to the terms of the LOI and that you are bound by the provisions described below:

      CALCULATING THE INITIAL SALES CHARGE:

      o Each purchase of Fund shares normally subject to an initial sales charge made during the 13-month period will be made at the public offering price applicable to a single transaction of the total dollar amount indicated by the LOI (to determine what the applicable public offering price is, look at the sales charge table in the section on "Initial Sales Charges" in the Prospectus).

      o It is your responsibility at the time of purchase to specify the account numbers that should be considered in determining the appropriate sales charge.

      o The offering price may be further reduced as described below above under "Rights of Accumulation" if the Servicer is advised of all other accounts at the time of the investment.

      o Shares acquired through reinvestment of dividends and capital gains distributions will not be applied to the LOI.

      CALCULATING THE NUMBER OF SHARES TO BE PURCHASED

      o Purchases made within 90 days before signing an LOI will be applied toward completion of the LOI. The LOI effective date will be the date of the first purchase within the 90-day period.

      o Purchases made more than 90 days before signing an LOI will be applied toward the completion of the LOI based on the value of the shares purchased that is calculated at the public offering price on the effective date of the LOI.

      o If you meet the original obligation at any time during the 13-month period, you may revise the intended investment amount upward by submitting a written and signed request. This revision will not change the original expiration date.

      o The Servicer will process necessary adjustments upon the expiration or completion date of the LOI.

      FULFILLING THE INTENDED INVESTMENT

      o By signing an LOI, you are not making a binding commitment to purchase additional shares, but if purchases made within the 13-month period do not total the amount specified, you will have to pay the increased amount of sales charge.

      o To assure compliance with the provisions of the 1940 Act, the Servicer will escrow in the form of shares an appropriate dollar amount (computed to the nearest full share) out of the initial purchase (or subsequent purchases if necessary). All dividends and any capital gain distributions on the escrowed shares will be credited to you. All shares purchased, including those escrowed, will be registered in your name. If the total investment specified under this LOI is completed within the 13-month period, the escrowed shares will be promptly released.

      o If the intended investment is not completed, you will pay the Servicer the difference between the sales charge on the specified amount and the sales charge on the amount actually purchased. If you do not pay such difference within 20 days of the expiration date, you irrevocably appoint the Servicer as your attorney-in-fact to surrender for redemption any or all shares, to make up such difference within 60 days of the expiration date.

      CANCELING THE LOI

      o If at any time before completing the LOI Program you wish to cancel the agreement, you must give written notice to the Distributor.

      o If at any time before completion the LOI Program you request the Servicer to liquidate or transfer beneficial ownership of your total shares, the LOI will be automatically canceled. If the total amount purchased is less than the amount specified in the LOI, the Servicer will redeem an appropriate number of escrowed shares equal to the difference between the sales charge actually paid and the sales charge that would have been paid if the total purchases had been made at a single time.

SALES CHARGE WAIVERS. The A-Class Shares' initial sales charges will be waived for certain types of investors, as described in the Prospectus.

DIVIDENDS, DISTRIBUTIONS, AND TAXES

DIVIDENDS AND DISTRIBUTIONS

Dividends from net investment income and any distributions of net realized capital gains from the Fund will be distributed as described in the Fund's Prospectuses under "Dividends and Distributions." Normally, all such distributions of the Fund will automatically be reinvested without charge in additional shares of the same Fund.

FEDERAL TAX TREATMENT OF DIVIDENDS AND DISTRIBUTIONS

The following is only a summary of certain additional federal income tax considerations generally affecting the Fund and its shareholders that are not described in the Prospectuses. No attempt is made to present a detailed explanation of the federal, state, local or foreign tax treatment of the Fund or its shareholders, and the discussion here and in the Prospectuses is not intended to be a substitute for careful tax planning.

The following general discussion of certain federal income tax consequences is based on the Code and the regulations issued thereunder as in effect on the date of this SAI. New legislation, as well as administrative changes or court decisions, may significantly change the conclusions expressed herein, and may have a retroactive effect with respect to the transactions contemplated herein.

Shareholders are urged to consult their own tax advisers regarding the application of the provisions of tax law described in this SAI in light of the particular tax situations of the shareholders and regarding specific questions as to federal, state, or local taxes.

REGULATED INVESTMENT COMPANY STATUS

A fund that qualifies as a regulated investment company ("RIC") under Subchapter M of the Code will not be subject to federal income taxes on the net investment income and net realized capital gains that the fund distributes to the Fund's shareholders. The Fund will seek to qualify for treatment as a regulated investment RIC under the Code. Provided that for each tax year the Fund: (i) meets the requirements to be treated as a RIC (as discussed below); and (ii) distributes at least 90% of the Fund's net investment income for such year (including, for this purpose, the excess, if any, of net realized short-term capital gains over net long-term capital losses), the Fund itself will not be subject to federal income taxes to the extent the Fund's net investment income and the Fund's net realized capital gains, if any, are distributed to the Fund's shareholders. One of several requirements for RIC qualification is that the Fund must receive at least 90% of the Fund's gross income each year from dividends, interest, payments with respect to securities loans, gains from the sale or other disposition of securities or foreign currencies, or other income derived with respect to the Fund's investments in stock, securities, and foreign currencies or the securities of one or more qualified publicly traded partnerships (the "90% Test"). A second requirement for qualification as a RIC is that the Fund must diversify its holdings so that, at the end of each fiscal quarter of the Fund's taxable year: (a) at least 50% of the market value of the Fund's total assets is represented by cash and cash items, U.S. Government securities, securities of other RICs, and other securities, with these other securities limited, in respect to any one issuer, to an amount not greater than 5% of the value of the Fund's total assets or 10% of the outstanding voting securities of such issuer; and (b) not more than 25% of the value of its total assets are invested in the securities (other than U.S. Government securities or securities of other RICs) of any one issuer or two or more issuers which the Fund controls and which are engaged in the same, similar, or related trades or businesses, or the securities of one or more qualified publicly traded partnerships (the "Asset Test"). Income from investments in precious metals and in precious minerals will not qualify as gross income from "securities" for purposes of the 90% Test.

In the event of a failure by the Fund to qualify as a RIC, the Fund would be subject to tax on its taxable income at corporate rates, and the Fund's distributions, to the extent such distributions are derived from the Fund's current or accumulated earnings and profits, would constitute dividends that would be taxable to the shareholders of the Fund as ordinary income. Such distributions would be eligible for the dividends received deduction for corporate shareholders, and for the lower tax rates applicable to qualified dividend income received by individual shareholders, subject to certain limitations. This treatment would also apply to any portion of the distributions that might have been treated in the shareholder's hands as long-term capital gains, as discussed below, had the Fund qualified as a RIC. The Board reserves the right not to maintain the qualification of the Fund as a regulated investment company if it determines such course of action to be beneficial to shareholders. If the Fund determines that it will not qualify as a RIC under Subchapter M of the Code, the Fund will establish procedures to reflect the anticipated tax liability in the Fund's NAV.

The Fund will generally be subject to a nondeductible 4% federal excise tax to the extent it fails to distribute by the end of any calendar year 98% of its ordinary income for the year and 98% of its capital gain net income, plus certain other amounts. The Fund intends to make sufficient distributions, or deemed distributions, to avoid imposition of the excise tax but can make no assurances that all such tax liability will be eliminated.

The Fund intends to distribute substantially all its net investment income and net realized capital gains to shareholders, at least annually. The distribution of net investment income and net realized capital gains will be taxable to Fund shareholders regardless of whether the shareholder elects to receive these distributions in cash or in additional shares. All or portion of the net investment income distributions may be treated as qualified dividend income (eligible for the reduced maximum rate to individuals of 15% (5% for individuals in lower tax brackets)) to the extent that the fund receives qualified dividend income. Qualified dividend income is, in general, dividend income from taxable domestic corporations and certain foreign corporations (I.E., foreign corporations incorporated in a possession of the United States or in certain countries with a comprehensive tax treaty with the United States, or the stock of which is readily tradable on an established securities market in the United States).

In order for some portion of the dividends received by the Fund's shareholders to be qualified dividend income, the Fund must meet holding period and other requirements with respect to the dividend paying stocks in its portfolio, and the shareholder must meet holding period and other requirements with respect to the Fund's shares. Distributions reported to Fund shareholders as long-term capital gains shall be taxable as such (currently at a maximum rate of 15%), regardless of how long the shareholder has owned the shares. Fund shareholders will be notified annually by the Fund as to the federal tax status of all distributions made by the Fund. Distributions may be subject to state and local taxes.

Absent further legislation, the maximum 15% tax rate on qualified dividend income and long-term capital gains will cease to apply to taxable years beginning after December 31, 2010.

Shareholders who have not held Fund shares for a full year should be aware that the Fund may designate and distribute, as ordinary income or capital gain, a percentage of income that is not equal to the actual amount of such income earned during the period of investment in the Fund.

If the Fund's distributions exceed its taxable income and capital gains realized during a taxable year, all or a portion of the distributions made in the same taxable year may be recharacterized as a return of capital to shareholders. A return of capital distribution will generally not be taxable, but will reduce each shareholder's cost basis in the Fund and result in a higher reported capital gain or lower reported capital loss when those shares on which the distribution was received are sold.

Sales, redemptions and exchanges of Fund shares are generally taxable transactions for federal and state income tax purposes. In general, if you hold your shares as a capital asset, gain or loss realized will be capital in nature and will be classified as long-term or short-term, depending on the length of the time shares have been held.

The Fund will inform you of the amount of your ordinary income dividends, qualified dividend income, and capital gain distributions shortly after the close of each calendar year.

All or a portion of any loss realized upon the redemption of Fund shares will be disallowed to the extent that other shares in the Fund are purchased (through reinvestment of dividends or otherwise) within 30 days before or after a share redemption. Any loss disallowed under these rules will be added to the tax basis in the newly purchased shares. In addition, any loss realized by a shareholder on the disposition of shares held for six months or less is treated as a long-term capital loss to the extent of any distributions of any net long-term capital gains received by the shareholder with respect to such shares.

SPECIAL TAX CONSIDERATIONS

As described above, gains from the sale or other disposition of foreign currencies and other income (including but not limited to gains from options, futures or forward contracts) derived from investing in stock, securities, or foreign currencies generally are included as qualifying income in applying the 90% Test. It should be noted, however, that for purposes of the 90% Test, the Secretary of the Treasury is authorized to issue regulations that would exclude from qualifying income foreign currency gains which are not directly related to the RIC's principal business of investing in stock or securities (or options and futures with respect to stock or securities). No regulations have been issued pursuant to this authorization. It is possible, however, that such regulations may be issued in the future.

Under the Code, special rules are provided for certain transactions in a foreign currency other than the taxpayer's functional currency (I.E., unless certain special rules apply, currencies other than the U.S. Dollar). In general, foreign currency gains or losses from forward contracts, from futures contracts that are not "regulated futures contracts," and from unlisted options will be treated as ordinary income or loss under the Code. Also, certain foreign exchange gains derived with respect to foreign fixed-income securities are also subject to special treatment. In general, any such gains or losses will increase or decrease the amount of the Fund's investment company taxable income available to be distributed to shareholders as ordinary income, rather than increasing or decreasing the amount of the Fund's net capital gain. Additionally, if such losses exceed other investment company taxable income during a taxable year, the Fund would not be able to make any ordinary dividend distributions.

One of the requirements for qualification as a RIC under Subchapter M of the Code is that the Fund derive at least 90% of its gross income for each taxable year from dividends, interest, payments with respect to certain securities loans, and gains from the sale or other disposition of stock, securities or foreign currencies, or other income derived with respect to its business of investing in such stock, securities or currencies ("Qualifying Income"). As described in the Prospectuses, the Fund intends to gain its exposure to the commodities markets by investing in commodity-linked derivative instruments, including swap agreements, commodity options, futures, options on futures and commodity-linked structured notes.

The status of the swap agreements and other commodity-linked derivative instruments under tests to qualify as a RIC under Subchapter M of the Code has been recently addressed in Revenue Ruling 2006-1 and Revenue Ruling 2006-31 which provide that income from commodity-linked swaps in which the Fund invests will not be considered qualifying income after September 30, 2006. Accordingly, the Fund currently restricts its income from commodity-linked swaps (when combined with its other investments that produce non-qualifying income) to be less than 10 percent of its gross income.

The Fund has received a private letter ruling from the Internal Revenue Service that concludes that certain commodities-linked notes held by the Fund will produce qualifying income for purposes of the RIC qualification tests. The Advisor, therefore, believes it can continue to successfully operate the Fund in a manner consistent with the Fund's current investment objective by investing in certain commodities-linked structured notes.

OPTIONS TRANSACTIONS BY THE FUND

If a call option written by the Fund expires, the amount of the premium received by the Fund for the option will be short-term capital gain to the Fund. If such an option is closed by the Fund, any gain or loss realized by the Fund as a result of the closing purchase transaction will be short-term capital gain or loss. If the holder of a call option exercises the holder's right under the option, any gain or loss realized by the Fund upon the sale of the underlying security or underlying futures contract pursuant to such exercise will be short-term or long-term capital gain or loss to the Fund depending on the Fund's holding period for the underlying security or underlying futures contract.

With respect to call options purchased by the Fund, the Fund will realize short-term or long-term capital gain or loss if such option is sold and will realize short-term or long-term capital loss if the option is allowed to expire depending on the Fund's holding period for the call option. If such a call option is exercised, the amount paid by the Fund for the option will be added to the basis of the stock or futures contract so acquired.

The Fund has available to it a number of elections under the Code concerning the treatment of option transactions for tax purposes. The Fund will utilize the tax treatment that, in the Fund's judgment, will be most favorable to a majority of investors in the Fund. Taxation of these transactions will vary according to the elections made by the Fund. These tax considerations may have an impact on investment decisions made by the Fund.

The Fund, in its operations, also will utilize options on securities indices. Options on "broad based" securities indices are classified as "non-equity options" under the Code. Gains and losses resulting from the expiration, exercise, or closing of such non-equity options, as well as gains and losses resulting from futures contract transactions, will be treated as long-term capital gain or loss to the extent of 60% thereof and short-term capital gain or loss to the extent of 40% thereof (hereinafter, "blended gain or loss"). In addition, any non-equity option and futures contract held by the Fund on the last day of a fiscal year will be treated as sold for market value on that date, and gain or loss recognized as a result of such deemed sale will be blended gain or loss.

The trading strategies of the Fund involving non-equity options on stock indices may constitute "straddle" transactions. "Straddles" may affect the taxation of such instruments and may cause the postponement of recognition of losses incurred in certain closing transactions. The Fund will also have available a number of elections under the Code concerning the treatment of option transactions for tax purposes. Each such Fund will utilize the tax treatment that, in the Fund's judgment, will be most favorable to a majority of investors in the Fund. Taxation of these transactions will vary according to the elections made by the Fund. These tax considerations may have an impact on investment decisions made by the Fund.

The Fund's transactions in certain options, under some circumstances, could preclude the Fund from qualifying for the special tax treatment available to investment companies meeting the requirements of Subchapter M of the Code.

The Fund may invest in complex securities. These investments may be subject to numerous special and complex tax rules. These rules could affect whether gains and losses recognized by the Fund are treated as ordinary income or capital gain, accelerate the recognition of income to the Fund and/or defer the Fund's ability to recognize losses. In turn, those rules may affect the amount, timing or character of the income distributed to you by the Fund.

BACK-UP WITHHOLDING

In certain cases the Fund will be required to withhold and remit to the U.S. Treasury an amount equal to the applicable back-up withholding rate applied to reportable taxable dividends and distributions, as well as the proceeds of any redemptions of Fund shares, paid to a shareholder who: (1) has failed to provide a correct taxpayer identification number (usually the shareholder's social security number); (2) is subject to back-up withholding by the Internal Revenue Service ("IRS"); (3) has failed to provide the Fund with the certifications required by the IRS to document that the shareholder is not subject to back-up withholding; or (4) has failed to certify that he or she is a U.S. person (including a U.S. resident alien).

OTHER ISSUES

With respect to investments in STRIPs and other zero coupon securities which are sold at original issue discount and thus do not make periodic cash interest payments, the Fund will be required to include as part of its current income the imputed interest on such obligations even though the Fund has not received any interest payments on such obligations during that period. Because the Fund distributes all of its net investment income to its shareholders, the Fund may have to sell Fund securities to distribute such imputed income which may occur at a time when the Advisor would not have chosen to sell such securities and which may result in taxable gain or loss.

The Fund may be subject to tax or taxes in certain states where the Fund does business. Furthermore, in those states which have income tax laws, the tax treatment of the Fund and of Fund shareholders with respect to distributions by the Fund may differ from federal tax treatment. In some states ownership of fund shares may also be subject to state and local taxation. Many states grant tax-free status to dividends paid to you from interest earned on direct obligations of the U.S. Government, subject in some states to minimum investment requirements that must be met by the Fund. Investment in Government National Mortgage Association or Fannie Mae securities, banker's acceptances, commercial paper and repurchase agreements collateralized by U.S. Government securities do not generally qualify for such tax-free treatment. The rules on exclusion of this income are different for corporate shareholders.

Shareholders are urged to consult their own tax advisers regarding the application of the provisions of tax law described in this SAI in light of the particular tax situations of the shareholders and regarding specific questions as to federal, state, or local taxes.

OTHER INFORMATION

PORTFOLIO HOLDINGS

The Board has approved portfolio holdings disclosure policies that govern the timing and circumstances of disclosure to shareholders and third parties of information regarding the portfolio investments held by the Fund. These policies and procedures, as described below, are designed to ensure that disclosure of portfolio holdings is in the best interests of Fund shareholders, and address conflicts of interest between the interests of Fund shareholders and those of the Fund's Advisor, principal underwriter, or any affiliated person of the Fund, the Advisor, or the principal underwriter.

Information concerning the Fund's portfolio holdings may be disclosed in the ordinary course of business and as frequently as daily, but no earlier than one business day following the date of the information, to (i) certain personnel of those Service Providers that are involved in portfolio management and providing administrative, operational, risk management, or other support to portfolio management, including affiliated broker-dealers, and (ii) other personnel of the Advisor and other Service Providers, such as the Fund's administrator, custodian and fund accountant, who deal directly with, or assist in, functions related to investment management, administration, custody and fund accounting, as may be necessary to conduct business in the ordinary course in a manner consistent with agreements with the Fund and/or the terms of the Fund's current registration statement. As of December 31, 2006, the Fund discloses portfolio holdings information to the following entities as part of ongoing arrangements that serve legitimate business purposes:

-----------------------------------------------------------------------------
INDIVIDUAL/ENTITY                               FREQUENCY       TIME LAG
-----------------------------------------------------------------------------
Morningstar                                      Monthly    1-5 business days
-----------------------------------------------------------------------------
Lipper                                           Monthly    1-5 business days
-----------------------------------------------------------------------------
Thompson Financial                              Quarterly   1-5 business days
-----------------------------------------------------------------------------
Bloomberg                                       Quarterly   1-5 business days
-----------------------------------------------------------------------------
Vickers Stock Research                          Quarterly   1-5 business days
-----------------------------------------------------------------------------
Standard & Poor's                               Quarterly   1-5 business days
-----------------------------------------------------------------------------
Institutional Shareholder Services (formerly, Weekly 1-5 business days Investor Responsibility Research Center)
-----------------------------------------------------------------------------

The Fund's Chief Compliance  Officer,  or a Compliance Manager designated by the
Chief Compliance Officer, may also grant exceptions to permit additional disclosure of Fund portfolio holdings information at differing times and with different lag times (the period from the date of the information to the date the information is made available), if any, in instances where the Fund has legitimate business purposes for doing so, it is in the best interests of shareholders, and the recipients are subject to a duty of confidentiality, including a duty not to trade on the nonpublic information and are required to execute an agreement to that effect. The Board will be informed of any such disclosures at its next regularly scheduled meeting or as soon as is reasonably practicable thereafter. In no event shall the Fund, the Advisor, or any other party receive any direct or indirect compensation in connection with the disclosure of information about the Fund's portfolio holdings.

The Board exercises continuing oversight of the disclosure of the Fund's portfolio holdings by (1) overseeing the implementation and enforcement of the Portfolio Holdings Disclosure Policies and Procedures, the Code of Ethics, and the Protection of Non-Public Information Policies and Procedures (collectively, the portfolio holdings governing policies) by the Fund's Chief Compliance Officer and the Fund, (2) considering reports and recommendations by the Chief Compliance Officer concerning any material compliance matters (as defined in Rule 38a-1 under the 1940 Act and Rule 206(4)-7 under the Investment Advisers Act of 1940) that may arise in connection with any portfolio holdings governing policies, and (3) considering whether to approve or ratify any amendment to any portfolio holdings governing policies. The Board and the Fund reserve the right to amend the Policies and Procedures at any time and from time to time without prior notice in their sole discretion. For purposes of the Policies and Procedures, the term "portfolio holdings" means the equity and debt securities (E.G., stocks and bonds) held by the Fund and does not mean the cash investments, derivatives, and other investment positions (collectively, other investment positions) held by the Fund.

In addition to the permitted disclosures described above, the Fund must disclose its complete holdings quarterly within 60 days of the end of each fiscal quarter in the Annual Report and Semi-Annual Report to Fund shareholders and in the quarterly holdings report on Form N-Q. These reports are available, free of charge, on the EDGAR database on the SEC's web site at www.sec.gov.

VOTING RIGHTS

You receive one vote for every full Fund share owned. The Fund or class of the Fund will vote separately on matters relating solely to the Fund or class. All shares of the Fund are freely transferable.

As a Delaware statutory trust, the Trust is not required to hold annual Shareholder meetings unless otherwise required by the 1940 Act. However, a meeting may be called by Shareholders owning at least 10% of the outstanding shares of the Trust. If a meeting is requested by Shareholders, the Trust will provide appropriate assistance and information to the Shareholders who requested the meeting. Shareholder inquiries can be made by calling 800.820.0888 or 301.296.5100, or by writing to the Trust at 9601 Blackwell Road, Suite 500, Rockville, Maryland 20850.

REPORTING

You will receive the Trust's unaudited financial information and audited financial statements. In addition, the Trust will send you proxy statements and other reports. If you are a customer of a financial institution that has purchased shares of the Fund for your account, you may, depending upon the nature of your account, receive all or a portion of this information directly from your financial institution.

SHAREHOLDER INQUIRIES

You  may  visit  the  Trust's  web  site  at  www.rydexinvestments.com  or  call
800.820.0888 or 301.296.5100 to obtain information on account statements, procedures, and other related information.

COUNSEL

Morgan, Lewis & Bockius LLP, 1111 Pennsylvania Avenue NW, Washington, DC 20004, serves as counsel to the Trust.

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Ernst & Young LLP, Two Commerce Square, 2001 Market Street, Philadelphia, Pennsylvania 19103, serves as the independent registered public accounting firm to the Trust and each of the Funds.

CUSTODIAN

U.S. Bank, N.A. (the "Custodian"), 425 Walnut Street, Cincinnati, Ohio 45202, serves as custodian for the Trust and the Funds under a custody agreement between the Trust and the Custodian. Under the custody agreement, the Custodian holds the portfolio securities of each Fund and maintains all necessary related accounts and records.

FINANCIAL STATEMENTS

The Trust's financial statements for the fiscal year ended March 31, 2007, including notes thereto and the report of Ernst & Young LLP, are incorporated by reference into this SAI. A copy of the Fund's 2007 Annual Report to Shareholders must accompany the delivery of this SAI.

                                   APPENDIX A

                                RYDEX INVESTMENTS
                      PROXY VOTING POLICIES AND PROCEDURES

I.    INTRODUCTION

PADCO Advisors, Inc. and PADCO Advisors II, Inc., together doing business as Rydex Investments, generally are responsible for voting proxies with respect to securities held in client accounts, including clients registered as investment companies under the Investment Company Act of 1940 ("Funds") and clients that are pension plans ("Plans") subject to the Employee Retirement Income Security Act of 1974 ("ERISA"). This document sets forth Rydex Investments' policies and guidelines with respect to proxy voting and its procedures to comply with SEC Rule 206(4)-6 under the Investment Advisers Act of 1940. Specifically, Rule 206(4)-6 requires that we:

      o Adopt and implement written policies and procedures reasonably designed to ensure that we vote client securities in the best interest of clients;

      o Disclose to clients how they may obtain information from us about how we voted proxies for their securities; and

      o Describe our proxy voting policies and procedures to clients and furnish them a copy of our policies and procedures on request.

II.   PROXY VOTING POLICIES AND PROCEDURES

A.    Proxy Voting Policies

Proxies may have economic value and, where Rydex Investments is given responsibility for voting proxies, we must take reasonable steps under the circumstances to ensure that proxies are received and voted in the best long-term economic interests of our clients, which generally means voting proxies with a view to enhancing the value of the shares of stock held in client accounts, considering all relevant factors and without undue influence from individuals or groups who may have an economic interest in the outcome of the proxy vote. Our authority is initially established by our advisory contracts or comparable documents. Clients, however, may change their proxy voting direction at any time.

The  financial  interest  of  our  clients  is  the  primary   consideration  in
determining how proxies should be voted. Any material conflicts of interest between Rydex Investments and our clients with respect to proxy voting are resolved in the best interests of clients, in accordance with the procedures described in Section III below.

B.    Proxy Voting Procedures

Rydex Investments utilizes the services of an outside proxy voting firm, Institutional Shareholder Services ("ISS"), to act as agent for the proxy process, to maintain records on proxy votes for our clients, and to provide independent research on corporate governance, proxy and corporate responsibility issues. In the absence of contrary instructions received from Rydex Investments, ISS will vote proxies in accordance with the proxy voting guidelines (the "Guidelines") attached as SCHEDULE A hereto, as such Guidelines may be revised from time to time by Rydex Investments' portfolio management group (the "Committee"). Under its arrangement with ISS, Rydex Investments has agreed to:

      o Provide ISS with a copy of the Guidelines and to inform ISS promptly of any changes to the Guidelines;

      o Deliver to ISS, on a timely basis, all documents, information and materials necessary to enable ISS to provide the services contemplated to be performed by it on a timely and efficient basis (such as conveying to ISS a power of attorney with respect to the services to be provided hereunder and providing ISS on a timely basis with Rydex Investments' authorized stamp, proxy cards, special voting instructions, authorization letters to custodian banks and any other materials necessary for the performance by ISS of its duties);

      o Provide ISS with a data file containing portfolio information (such as account numbers, share amounts, and security identifiers such as cusip and/or sedol numbers) on a regular basis; and

      o Coordinate with ISS with respect to the classification of proxy items and for the treatment of items not clearly defined under the Guidelines.

III.  RESOLVING POTENTIAL CONFLICTS OF INTEREST

The Committee is responsible for identifying potential conflicts of interest in regard to the proxy voting process. Examples of potential conflicts of interest include:

      o Managing a pension plan for a company whose management is soliciting proxies;

      o Having a material business relationship with a proponent of a proxy proposal in which this business relationship may influence how the proxy vote is cast; and

      o     Rydex Investments,  its employees or affiliates having a business or
            personal   relationship   with  participants  in  a  proxy  contest,
            corporate directors or candidates for directorships.

To ensure that all proxies are voted in the best interests of clients and are not the product of any potential conflict of interest, if a potential conflict of interest exists Rydex Investments will instruct ISS to vote in accordance with the established Guidelines. In the absence of established Guidelines (I.E., in instances where the Guidelines provide for a "case-by-case" review), Rydex Investments may vote a proxy regarding that proposal in any of the following manners:

      o REFER PROPOSAL TO THE CLIENT - Rydex Investments may refer the proposal to the client and obtain instructions from the client on how to vote the proxy relating to that proposal.

      o OBTAIN CLIENT RATIFICATION - If Rydex Investments is in a position to disclose the conflict to the client (I.E., such information is not confidential), Rydex Investments may determine how it proposes to vote the proposal on which it has a conflict, fully disclose the nature of the conflict to the client, and obtain the client's consent to how Rydex Investments will vote on the proposal (or otherwise obtain instructions from the client on how the proxy on the proposal should be voted).

      o USE AN INDEPENDENT THIRD PARTY FOR ALL PROPOSALS - Subject to any client imposed proxy voting policies, Rydex Investments may vote all proposals in a proxy according to the policies of an independent third party, such as ISS or a similar entity (or to have the third party vote such proxies).

      o USE AN INDEPENDENT THIRD PARTY TO VOTE THE SPECIFIC PROPOSALS THAT INVOLVE A CONFLICT - Subject to any client imposed proxy voting policies, Rydex Investments may use an independent third party (such as ISS) to recommend how the proxy for specific proposals that involve a conflict should be voted (or to have the third party vote such proxies).

IV.   SECURITIES SUBJECT TO LENDING ARRANGEMENTS

For various legal or administrative reasons, Rydex Investments is often unable to vote securities that are, at the time of such vote, on loan pursuant to a client's securities lending arrangement with the client's custodian. Rydex Investments will refrain from voting such securities where the costs to the client and/or administrative inconvenience of retrieving securities then on loan outweighs the benefit of voting, assuming retrieval under such circumstances is even feasible and/or possible. In certain extraordinary situations, Rydex Investments may seek to have securities then on loan pursuant to such securities lending arrangements retrieved by the client's custodian for voting purposes. This decision will generally be made on a case-by-case basis depending on whether, in Rydex Investments' judgment, the matter to be voted on has critical significance to the potential value of the securities in question, the relative cost and/or administrative inconvenience of retrieving the securities, the significance of the holding and whether the stock is considered a long-term holding. There can be no guarantee that any such securities can be retrieved for such purpose.

V.    SPECIAL ISSUES WITH VOTING FOREIGN PROXIES

Voting proxies with respect to shares of foreign stocks may involve significantly greater effort and corresponding cost due to the variety of regulatory schemes and corporate practices in foreign countries with respect to proxy voting. Because the cost of voting on a particular proxy proposal could exceed the expected benefit to a client (including an ERISA Plan), Rydex Investments may weigh the costs and benefits of voting on proxy proposals relating to foreign securities and make an informed decision on whether voting a given proxy proposal is prudent.

VI.   ASSISTANCE WITH FORM N-PX AND PROXY VOTING RECORD

Rydex Investments shall assist its Fund clients in disclosing the following information on Form N-PX for each proxy matter relating to a portfolio security considered at any shareholder meeting held during the period covered by the report and with respect to which Rydex Investments, or ISS as its agent, voted on the client's behalf by providing the following information to the Fund on a regular quarterly basis within 30 days after the end of the quarter:

      (i)   The name of the issuer of the portfolio security;

      (ii) The exchange ticker symbol of the portfolio security (if available through reasonably practicable means);

      (iii) The Council on Uniform Security Identification Procedures ("CUSIP") number for the portfolio security (if available through reasonably practicable means);

      (iv)  The shareholder meeting date;

      (v)   A brief identification of the matter voted on;

      (vi) Whether the matter was proposed by the issuer or by a security holder;

      (vii) Whether Rydex Investments (or ISS as its agent) cast the client's vote on the matter;

      (viii) How Rydex Investments (or ISS as its agent) cast the client's vote (I.E., for or against proposal, or abstain; for or withhold regarding election of directors); and

      (ix) Whether Rydex Investments (or ISS as its agent) cast the client's vote for or against management.

VII.  DISCLOSURE OF HOW TO OBTAIN VOTING INFORMATION

Rule 206(4)-6 requires Rydex Investments to disclose in response to any client request how the client can obtain information from Rydex Investments on how its securities were voted. Rydex Investments will disclose in Part II of its Form ADV that clients can obtain information on how their securities were voted by making a written request to Rydex Investments. Upon receiving a written request from a client, Rydex Investments will provide the information requested by the client within a reasonable amount of time.

Rule 206(4)-6 also requires Rydex Investments to describe its proxy voting policies and procedures to clients, and upon request, to provide clients with a copy of those policies and procedures. Rydex Investments will provide such a description in Part II of its Form ADV. Upon receiving a written request from a client, Rydex Investments will provide a copy of this policy within a reasonable amount of time.

If approved by the client, this policy and any requested records may be provided electronically.

VIII. RECORDKEEPING

Rydex Investments shall keep the following records for a period of at least five years, the first two in an easily accessible place:

      (i)   A copy of this Policy;

      (ii)  Proxy Statements received regarding client securities;

      (iii) Records of votes cast on behalf of clients;

      (iv) Any documents prepared by Rydex Investments that were material to making a decision how to vote, or that memorialized the basis for the decision; and

      (v)   Records of client requests for proxy voting information.

With respect to Rydex Investments' Fund clients, each Fund shall maintain a copy of each of the records that is related to proxy votes on behalf of the Fund by Rydex Investments. Additionally, Rydex Investments may keep Fund client records as part of Rydex Investments' records.

Rydex Investments may rely on proxy statements filed on the SEC's EDGAR system instead of keeping its own copies, and may rely on proxy statements and records of proxy votes cast by Rydex Investments that are maintained with a third party, such as ISS, provided that Rydex Investments has obtained an undertaking from the third party to provide a copy of the documents promptly upon request.

                                   SCHEDULE A
                                       TO
                                RYDEX INVESTMENTS
                      PROXY VOTING POLICIES AND PROCEDURES

                             PROXY VOTING GUIDELINES

      Rydex Investments believes that management is generally in the best position to make decisions that are essential to the ongoing operation of the company and which are not expected to have a major impact on the corporation and its shareholders. Accordingly, Rydex Investments will generally vote with management on "routine items" of a corporate administrative nature. Rydex Investments will generally review all "non-routine items" (I.E., those items having the potential for major economic impact on the corporation and the long-term value of its shares) on a case-by-case basis.

BOARD OF DIRECTORS

A.  Director Nominees in Uncontested Elections                    Vote With Mgt.
B.  Chairman and CEO is the Same Person                           Vote With Mgt.
C.  Majority of Independent Directors                             Vote With Mgt.
D.  Stock Ownership Requirements                                  Vote With Mgt.
E.  Limit Tenure of Outside Directors                             Vote With Mgt.
F.  Director and Officer Indemnification and Liability
       Protection                                                 Vote With Mgt.
G.  Eliminate or Restrict Charitable Contributions                Vote With Mgt.

PROXY CONTESTS

A.  Voting for Director Nominees in Contested Election            Vote With Mgt.
B.  Reimburse Proxy Solicitation                                  Vote With Mgt.

AUDITORS

A.  Ratifying Auditors                                            Vote With Mgt.

PROXY CONTEST DEFENSES

A.  Board Structure - Classified Board                            Vote With Mgt.
B.  Cumulative Voting                                             Vote With Mgt.
C.  Shareholder Ability to Call Special Meetings                  Vote With Mgt.

TENDER OFFER DEFENSES

A.  Submit Poison Pill for shareholder ratification               Case-by-Case
B.  Fair Price Provisions                                         Vote With Mgt.
C.  Supermajority Shareholder Vote Requirement
       To Amend the Charter or Bylaws                             Vote With Mgt.
D.  Supermajority Shareholder Vote Requirement Vote With Mgt.

MISCELLANEOUS GOVERNANCE PROVISIONS

A.  Confidential Voting                                           Vote With Mgt.
B.  Equal Access                                                  Vote With Mgt.
C.  Bundled Proposals                                             Vote With Mgt.

CAPITAL STRUCTURE

A.  Common Stock Authorization                                    Vote With Mgt.
B.  Stock Splits                                                  Vote With Mgt.
C.  Reverse Stock Splits                                          Vote With Mgt.
D.  Preemptive Rights                                             Vote With Mgt.
E.  Share Repurchase Programs                                     Vote With Mgt.

EXECUTIVE AND DIRECTOR COMPENSATION

A.  Shareholder Proposals to Limit Executive and
       Directors Pay                                              Case-by-Case
B.  Shareholder Ratification of Golden and Tin
       Parachutes                                                 Vote With Mgt.
C.  Employee Stock Ownership Plans                                Vote With Mgt.
D.  401(k) Employee Benefit Plans                                 Vote With Mgt.

STATE OF INCORPORATION

A. Voting on State Takeover Plans                                 Vote With Mgt.
B. Voting on Reincorporation Proposals                            Vote With Mgt.

MERGERS AND CORPORATE RESTRUCTURINGS

A.  Mergers and Acquisitions                                      Case-by-Case
B.  Corporate Restructuring                                       Vote With Mgt.
C.  Spin-Offs                                                     Vote With Mgt.
D.  Liquidations                                                  Vote With Mgt.

SOCIAL AND ENVIRONMENTAL ISSUES

A. Issues with Social/Moral Implications                          Vote With Mgt.

                       STATEMENT OF ADDITIONAL INFORMATION
                               RYDEX SERIES FUNDS

                         9601 Blackwell Road, Suite 500
                            Rockville, Maryland 20850

                           800.820.0888  301.296.5100
                            WWW.RYDEXINVESTMENTS.COM


This Statement of Additional Information ("SAI") relates to H-Class Shares, A-Class Shares and C-Class Shares of the following portfolio (the "Fund") of Rydex Series Funds (the "Trust"):


                               MARKET NEUTRAL FUND


This SAI is not a prospectus. It should be read in conjunction with the Fund's prospectuses for the H-Class, A-Class and C-Class Shares dated August 1, 2007 (each a "Prospectus" and together, the "Prospectuses"). Capitalized terms not defined herein are defined in the Prospectuses. Copies of the Fund's Prospectuses are available, without charge, upon request to the Trust at the address listed above or by telephoning the Trust at the telephone numbers listed above.

                     The date of this SAI is August 1, 2007

                                TABLE OF CONTENTS


                                                                            PAGE
GENERAL INFORMATION ABOUT THE TRUST ....................................       1

INVESTMENT POLICIES, TECHNIQUES, AND RISK FACTORS ......................       1

INVESTMENT RESTRICTIONS ................................................      18

BROKERAGE ALLOCATION AND OTHER PRACTICES ...............................      20

MANAGEMENT OF THE TRUST ................................................      22

DETERMINATION OF NET ASSET VALUE .......................................      35

PURCHASE AND REDEMPTION OF SHARES ......................................      36

A-CLASS SHARES - INITIAL SALES CHARGES, REDUCTIONS AND WAIVERS .........      37

DIVIDENDS, DISTRIBUTIONS, AND TAXES ....................................      40

OTHER INFORMATION ......................................................      45

COUNSEL ................................................................      46

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM ..........................      46

CUSTODIAN ..............................................................      46

APPENDIX A - RYDEX INVESTMENTS PROXY VOTING POLICIES AND PROCEDURES ....     A-1

GENERAL INFORMATION ABOUT THE TRUST


The Trust, an open-end management investment company, was organized as a Delaware statutory trust on February 10, 1993. The Trust is permitted to offer separate series (I.E., funds) and different classes of shares and additional series and/or classes of shares may be created from time to time. All payments received by the Trust for shares of the Fund belong to the Fund. The Fund has its own assets and liabilities.

The Trust currently offers A-Class Shares, C-Class Shares and H-Class Shares of the Fund. The different classes provide for variations in certain shareholder servicing and distribution expenses and in the minimum initial investment requirement. In addition, an initial sales charge is imposed on the purchase of A-Class Shares, and a contingent deferred sales charge is imposed on the redemption of C-Class Shares. Sales charges and minimum investment requirements are described in the Prospectuses. For more information on shareholder servicing and distribution expenses, see "Dividends, Distributions, and Taxes."


INVESTMENT POLICIES, TECHNIQUES, AND RISK FACTORS

GENERAL


The Fund's investment objective and principal investment strategies are described in the Fund's Prospectuses. The investment objective of the Fund is non-fundamental and may be changed without the consent of the holders of a majority of the Fund's outstanding shares.

Portfolio management is provided to the Fund by the Trust's investment adviser, PADCO Advisors, Inc., a Maryland corporation with offices at 9601 Blackwell Road, Suite 500, Rockville, Maryland 20850. PADCO Advisors, Inc. operates under the name Rydex Investments (the "Advisor"). The investment strategies of the Fund discussed below and in the Prospectuses may, consistent with the Fund's investment objective and limitations, be used by the Fund if, in the opinion of the Advisor, these strategies will be advantageous to the Fund. The Fund is free to reduce or eliminate its activity with respect to any of the following investment techniques without changing its fundamental investment policies. There is no assurance that any of the Fund's strategies or any other strategies and methods of investment available to the Fund will result in the achievement of the Fund's objectives. The following information supplements, and should be read in conjunction with the Fund's Prospectuses.


BORROWING


The Fund may borrow money for investment purposes. Borrowing for investment purposes is one form of leverage. Leveraging investments, by purchasing securities with borrowed money, is a speculative technique that increases investment risk, but also increases investment opportunity. Because substantially all of the Fund's assets will fluctuate in value, whereas the interest obligations on borrowings may be fixed, the net asset value per share ("NAV") of the Fund will increase more when the Fund's portfolio assets increase in value and decrease more when the Fund's portfolio assets decrease in value than would otherwise be the case. Moreover, interest costs on borrowings may fluctuate with changing market rates of interest and may partially offset or exceed the returns on the borrowed funds. Under adverse conditions, the Fund might have to sell portfolio securities to meet interest or principal payments at a time when investment considerations would not favor such sales. The Fund intends to use leverage during periods when the Advisor believes that the Fund's investment objective would be furthered.

The Fund may also borrow money to facilitate management of the Fund's portfolio by enabling the Fund to meet redemption requests when the liquidation of portfolio instruments would be inconvenient or disadvantageous. Such borrowing is not for investment purposes and will be repaid by the borrowing Fund promptly. As required by the Investment Company Act of 1940, as amended (the "1940 Act"), the Fund must maintain continuous asset coverage (total assets, including assets acquired with borrowed funds, less liabilities exclusive of borrowings) of 300% of all amounts borrowed. If, at any time, the value of the Fund's assets should fail to meet this 300% coverage test, the Fund, within three days (not including Sundays and holidays), will reduce the amount of the Fund's borrowings to the extent necessary to meet this 300% coverage requirement. Maintenance of this percentage limitation may result in the sale of portfolio securities at a time when investment considerations otherwise indicate that it would be disadvantageous to do so.

In addition to the foregoing, the Fund is authorized to borrow money as a temporary measure for extraordinary or emergency purposes in amounts not in excess of 5% of the value of the Fund's total assets. Borrowings for extraordinary or emergency purposes are not subject to the foregoing 300% asset coverage requirement. The Fund is authorized to pledge portfolio securities as the Advisor deems appropriate in connection with any borrowings for extraordinary or emergency purposes.


CURRENCY TRANSACTIONS


Although the Fund does not currently expect to engage in currency hedging, the Fund may use currency in order to hedge the value of portfolio holdings denominated in particular currencies against fluctuations in relative value. Currency transactions include forward currency contracts, exchange listed currency futures and options thereon, exchange listed and over-the-counter options ("OTC options") on currencies, and currency swaps. A forward currency contract involves a privately negotiated obligation to purchase or sell (with delivery generally required) a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. These contracts are traded in the interbank market conducted directly between currency traders (usually large, commercial banks) and their customers. A forward foreign currency contract generally has no deposit requirement, and no commissions are charged at any stage for trades. A currency swap is an agreement to exchange cash flows based on the notional difference among two or more currencies and operates similarly to an interest rate swap, which is described below. The Fund may enter into currency transactions with counterparties that have received (or the guarantors of the obligations of that have received) a credit rating of A-1 or P-1 by S&P(R) or Moody's, respectively, or that have an equivalent rating from an NRSRO or (except for OTC currency options) are determined to be of equivalent credit quality by the Advisor.


The  Fund's   dealings  in  forward   currency   contracts  and  other  currency
transactions such as futures, options on futures, options on currencies and swaps will be limited to hedging involving either specific transactions ("Transaction Hedging") or portfolio positions ("Position Hedging"). Transaction Hedging is entering into a currency transaction with respect to specific assets or liabilities of the Fund, which will generally arise in connection with the purchase or sale of its portfolio securities or the receipt of income therefrom. The Fund may enter into Transaction Hedging out of a desire to preserve the U.S. Dollar price of a security when it enters into a contract for the purchase or sale of a security denominated in a foreign currency. The Fund will be able to protect itself against possible losses resulting from changes in the relationship between the U.S. Dollar and foreign currencies during the period between the date the security is purchased or sold and the date on which payment is made or received by entering into a forward contract for the purchase or sale, for a fixed amount of dollars, of the amount of the foreign currency involved in the underlying security transactions.

Position Hedging is entering into a currency transaction with respect to portfolio security positions denominated or generally quoted in that currency. The Fund may use Position Hedging when the Advisor believes that the currency of a particular foreign country may suffer a substantial decline against the U.S. Dollar. The Fund may enter into a forward foreign currency contract to sell, for a fixed amount of dollars, the amount of foreign currency approximating the value of some or all of its portfolio securities denominated in such foreign currency. The precise matching of the forward foreign currency contract amount and the value of the portfolio securities involved may not have a perfect correlation since the future value of the securities hedged will change as a consequence of the market between the date the forward contract is entered into and the date it matures. The projection of short-term currency market movement is difficult, and the successful execution of this short-term hedging strategy is uncertain.

The Fund will not enter into a transaction to hedge currency exposure to an extent greater, after netting all transactions intended wholly or partially to offset other transactions, than the aggregate market value (at the time of entering into the transaction) of the securities held in its portfolio that are denominated or generally quoted in or currently convertible into such currency, other than with respect to proxy hedging as described below.

The Fund may also cross-hedge currencies by entering into transactions to purchase or sell one or more currencies that are expected to decline in value relative to other currencies to which the Fund has or in which the Fund expects to have portfolio exposure.


To reduce the effect of currency fluctuations on the value of existing or anticipated holdings of portfolio securities, the Fund may also engage in proxy hedging. Proxy hedging is often used when the currency to which the Fund's portfolio is exposed is difficult to hedge or to hedge against the dollar. Proxy hedging entails entering into a forward contract to sell a currency whose changes in value are generally considered to be linked to a currency or currencies in which some or all of the Fund's portfolio securities are or are expected to be denominated, and to buy U.S. Dollars. The amount of the contract would not exceed the value of the Fund's securities denominated in linked currencies. For example, if the Advisor considers that the Swedish krone is linked to the euro, the Fund holds securities denominated in krone and the Advisor believes that the value of the krone will decline against the U.S.
Dollar, the Advisor may enter into a contract to sell euros and buy dollars. Currency hedging involves some of the same risks and considerations as other transactions with similar instruments. Currency transactions can result in losses to the Fund if the currency being hedged fluctuates in value to a degree or in a direction that is not anticipated. Furthermore, there is risk that the perceived linkage between various currencies may not be present or may not be present during the particular time that the Fund is engaging in proxy hedging. If the Fund enters into a currency hedging transaction, the Fund will "cover" its position so as not to create a "senior security" as defined in Section 18 of the 1940 Act.

Currency transactions are subject to risks different from those of other portfolio transactions. Because currency control is of great importance to the issuing governments and influences economic planning and policy, purchase and sales of currency and related instruments can be negatively affected by government exchange controls, blockages, and manipulations or exchange restrictions imposed by governments. These actions can result in losses to the Fund if it is unable to deliver or receive currency or funds in settlement of obligations and could also cause hedges it has entered into to be rendered useless, resulting in full currency exposure as well as incurring transaction costs. Buyers and sellers of currency futures are subject to the same risks that apply to the use of futures generally. Furthermore, settlement of a currency futures contract for the purchase of most currencies must occur at a bank based in the issuing nation. Trading options on currency futures is relatively new, and the ability to establish and close out positions on such options is subject to the maintenance of a liquid market, which may not always be available. Currency exchange rates may fluctuate based on factors extrinsic to that country's economy. Although forward foreign currency contracts and currency futures tend to minimize the risk of loss due to a decline in the value of the hedged currency, at the same time they tend to limit any potential gain which might result should the value of such currency increase.


FOREIGN CURRENCY OPTIONS. The Fund may invest in foreign currency-denominated securities and may buy or sell put and call options on foreign currencies. The Fund may buy or sell put and call options on foreign currencies either on exchanges or in the over-the-counter market. A put option on a foreign currency gives the purchaser of the option the right to sell a foreign currency at the exercise price until the option expires. A call option on a foreign currency gives the purchaser of the option the right to purchase the currency at the exercise price until the option expires. Currency options traded on U.S. or other exchanges may be subject to position limits which may limit the ability of the Fund to reduce foreign currency risk using such options. OTC options differ from traded options in that they are two-party contracts with price and other terms negotiated between buyer and seller, and generally do not have as much market liquidity as exchange-traded options.


EQUITY SECURITIES


The Fund may invest in equity securities. Equity securities represent ownership interests in a company or partnership and consist of common stocks, preferred stocks, warrants to acquire common stock, securities convertible into common stock, and investments in master limited partnerships. Investments in equity securities in general are subject to market risks that may cause their prices to fluctuate over time. Fluctuations in the value of equity securities in which the Fund invests will cause the NAV of the Fund to fluctuate. The U.S. stock market tends to be cyclical, with periods when stock prices generally rise and periods when stock prices generally decline. The Fund may purchase equity securities traded in the U.S. on registered exchanges or the over-the-counter market. Equity securities are described in more detail below.


o COMMON STOCK. Common stock represents an equity or ownership interest in an issuer. In the event an issuer is liquidated or declares bankruptcy, the claims of owners of bonds and preferred stock take precedence over the claims of those who own common stock.

o PREFERRED STOCK. Preferred stock represents an equity or ownership interest in an issuer that pays dividends at a specified rate and that has precedence over common stock in the payment of dividends. In the event an issuer is liquidated or declares bankruptcy, the claims of owners of bonds take precedence over the claims of those who own preferred and common stock.

o WARRANTS. Warrants are instruments that entitle the holder to buy an equity security at a specific price for a specific period of time. Changes in the value of a warrant do not necessarily correspond to changes in the value of its underlying security. The price of a warrant may be more volatile than the price of its underlying security, and a warrant may offer greater potential for capital appreciation as well as capital loss. Warrants do not entitle a holder to dividends or voting rights with respect to the underlying security and do not represent any rights in the assets of the issuing company. A warrant ceases to have value if it is not exercised prior to its expiration date. These factors can make warrants more speculative than other types of investments.

o CONVERTIBLE SECURITIES. Convertible securities are bonds, debentures, notes, preferred stocks or other securities that may be converted or exchanged (by the holder or by the issuer) into shares of the underlying common stock (or cash or securities of equivalent value) at a stated exchange ratio. A convertible security may also be called for redemption or conversion by the issuer after a particular date and under certain circumstances (including a specified price) established upon issue. If a convertible security held by the Fund is called for redemption or conversion, the Fund could be required to tender it for redemption, convert it into the underlying common stock, or sell it to a third party.

      Convertible securities generally have less potential for gain or loss than common stocks. Convertible securities generally provide yields higher than the underlying common stocks, but generally lower than comparable non-convertible securities. Because of this higher yield, convertible securities generally sell at a price above their "conversion value," which is the current market value of the stock to be received upon conversion. The difference between this conversion value and the price of convertible securities will vary over time depending on changes in the value of the underlying common stocks and interest rates. When the underlying common stocks decline in value, convertible securities will tend not to decline to the same extent because of the interest or dividend payments and the repayment of principal at maturity for certain types of convertible securities. However, securities that are convertible other than at the option of the holder generally do not limit the potential for loss to the same extent as securities convertible at the option of the holder. When the underlying common stocks rise in value, the value of convertible securities may also be expected to increase. At the same time, however, the difference between the market value of convertible securities and their conversion value will narrow, which means that the value of convertible securities will generally not increase to the same extent as the value of the underlying common stocks. Because convertible securities may also be interest-rate sensitive, their value may increase as interest rates fall and decrease as interest rates rise. Convertible securities are also subject to credit risk, and are often lower-quality securities.

o SMALL AND MEDIUM CAPITALIZATION ISSUERS. Investing in equity securities of small and medium capitalization companies often involves greater risk than is customarily associated with investments in larger capitalization companies. This increased risk may be due to the greater business risks of smaller size, limited markets and financial resources, narrow product lines and frequent lack of depth of management. The securities of smaller companies are often traded in the over-the-counter market and even if listed on a national securities exchange may not be traded in volumes typical for that exchange. Consequently, the securities of smaller companies are less likely to be liquid, may have limited market stability, and may be subject to more abrupt or erratic market movements than securities of larger, more established growth companies or the market averages in general.

o MASTER LIMITED PARTNERSHIPS ("MLPS"). MLPs are limited partnerships in which the ownership units are publicly traded. MLP units are registered with the U.S. Securities and Exchange Commission ("SEC") and are freely traded on a securities exchange or in the over-the-counter market. MLPs often own several properties or businesses (or own interests) that are related to real estate development and oil and gas industries, but they also may finance motion pictures, research and development and other projects. Generally, a MLP is operated under the supervision of one or more managing general partners. Limited partners are not involved in the day-to-day management of the partnership.

      The risks of investing in a MLP are generally those involved in investing in a partnership as opposed to a corporation. For example, state law governing partnerships is often less restrictive than state law governing corporations. Accordingly, there may be fewer protections afforded investors in a MLP than investors in a corporation. Additional risks involved with investing in a MLP are risks associated with the specific industry or industries in which the partnership invests, such as the risks of investing in real estate, or oil and gas industries.

FIXED INCOME SECURITIES

The market value of the fixed income investments in which the Fund may invest will change in response to interest rate changes and other factors. During periods of falling interest rates, the values of outstanding fixed income securities generally rise. Conversely, during periods of rising interest rates, the values of such securities generally decline. Moreover, while securities with longer maturities tend to produce higher yields, the prices of longer maturity securities are also subject to greater market fluctuations as a result of changes in interest rates. Changes by recognized agencies in the rating of any fixed income security and in the ability of an issuer to make payments of interest and principal also affect the value of these investments. Changes in the value of these securities will not necessarily affect cash income derived from these securities but will affect the Fund's NAV. Additional information regarding fixed income securities is described below:

o DURATION. Duration is a measure of the expected change in value of a fixed income security for a given change in interest rates. For example, if interest rates changed by one percent, the value of a security having an effective duration of two years generally would vary by two percent. Duration takes the length of the time intervals between the present time and time that the interest and principal payments are scheduled, or in the case of a callable bond, expected to be received, and weighs them by the present values of the cash to be received at each future point in time.

o     VARIABLE  AND  FLOATING  RATE  SECURITIES.   Variable  and  floating  rate
      instruments involve certain obligations that may carry variable or floating rates of interest, and may involve a conditional or unconditional demand feature. Such instruments bear interest at rates which are not fixed, but which vary with changes in specified market rates or indices. The interest rates on these securities may be reset daily, weekly, quarterly, or some other reset period, and may have a set floor or ceiling on interest rate changes. There is a risk that the current interest rate on such obligations may not accurately reflect existing market interest rates. A demand instrument with a demand notice exceeding seven days may be considered illiquid if there is no secondary market for such security.


DEBT SECURITIES. The Fund may invest in debt securities. A debt security is a security consisting of a certificate or other evidence of a debt (secured or unsecured) on which the issuing company or governmental body promises to pay the holder thereof a fixed, variable, or floating rate of interest for a specified length of time, and to repay the debt on the specified maturity date. Some debt securities, such as zero coupon bonds, do not make regular interest payments but are issued at a discount to their principal or maturity value. Debt securities include a variety of fixed income obligations, including, but not limited to, corporate bonds, government securities, municipal securities, convertible securities, mortgage-backed securities, and asset-backed securities. Debt securities include investment-grade securities, non-investment-grade securities, and unrated securities. Debt securities are subject to a variety of risks, such as interest rate risk, income risk, call/prepayment risk, inflation risk, credit risk, and (in the case of foreign securities) country risk and currency risk.

FOREIGN CURRENCIES

The Fund will invest directly and indirectly in foreign currencies. Investments in foreign currencies are subject to numerous risks, not the least of which is the fluctuation of foreign currency exchange rates with respect to the U.S. Dollar. Exchange rates fluctuate for a number of reasons.

o INFLATION. Exchange rates change to reflect changes in a currency's buying power. Different countries experience different inflation rates due to different monetary and fiscal policies, different product and labor market conditions, and a host of other factors.

o TRADE DEFICITS. Countries with trade deficits tend to experience a depreciating currency. Inflation may be the cause of a trade deficit, making a country's goods more expensive and less competitive and so reducing demand for its currency.

o INTEREST RATES. High interest rates may raise currency values in the short term by making such currencies more attractive to investors. However, since high interest rates are often the result of high inflation long-term results may be the opposite.

o BUDGET DEFICITS AND LOW SAVINGS RATES. Countries that run large budget deficits and save little of their national income tend to suffer a depreciating currency because they are forced to borrow abroad to finance their deficits. Payments of interest on this debt can inundate the currency markets with the currency of the debtor nation. Budget deficits also can indirectly contribute to currency depreciation if a government chooses inflationary measure to cope with its deficits and debt.

o POLITICAL FACTORS. Political instability in a country can cause a currency to depreciate. Demand for a certain currency may fall is a country appears a less desirable place in which to invest and do business.

o GOVERNMENT CONTROL. Through their own buying and selling of currencies, the world's central banks sometimes manipulate exchange rate movements. In addition, governments occasionally issue statements to influence people's expectations about the direction of exchange rates, or they may instigate policies with an exchange rate target as the goal. The value of the Funds' investments is calculated in U.S. Dollars each day that the New York Stock Exchange ("NYSE") is open for business. As a result, to the extent that the Fund's assets are invested in instruments denominated in foreign currencies and the currencies appreciate relative to the U.S. Dollar, the Fund's NAV as expressed in U.S. Dollars (and, therefore, the value of your investment) should increase. If the U.S. Dollar appreciates relative to the other currencies, the opposite should occur. The currency-related gains and losses experienced by the Fund will be based on changes in the value of portfolio securities attributable to currency fluctuations only in relation to the original purchase price of such securities as stated in U.S. Dollars. Gains or losses on shares of the Fund will be based on changes attributable to fluctuations in the NAV of such shares, expressed in U.S. Dollars, in relation to the original U.S. Dollar purchase price of the shares. The amount of appreciation or depreciation in the Fund's assets also will be affected by the net investment income generated by the money market instruments in which the Funds invest and by changes in the value of the securities that are unrelated to changes in currency exchange rates.

The  Fund  may  incur  currency   exchange  costs  when  they  sell  instruments
denominated in one currency and buy instruments denominated in another.

FOREIGN CURRENCY EXCHANGE-RELATED SECURITIES

FOREIGN CURRENCY WARRANTS. The Fund may invest in foreign currency warrants. Foreign currency warrants such as Currency Exchange Warrants(SM) ("CEWs(SM)") are warrants which entitle the holder to receive from their issuer an amount of cash (generally, for warrants issued in the United States, in U.S. Dollars)
which is calculated pursuant to a predetermined formula and based on the exchange rate between a specified foreign currency and the U.S. Dollar as of the exercise date of the warrant. Foreign currency warrants generally are exercisable upon their issuance and expire as of a specified date and time. Foreign currency warrants have been issued in connection with U.S. Dollar-denominated debt offerings by major corporate issuers in an attempt to reduce the foreign currency exchange risk which, from the point of view of prospective purchasers of the securities, is inherent in the international fixed-income marketplace. Foreign currency warrants may attempt to reduce the foreign exchange risk assumed by purchasers of a security by, for example, providing for a supplemental payment in the event that the U.S. Dollar depreciates against the value of a major foreign currency such as the Japanese yen or the euro. The formula used to determine the amount payable upon exercise of a foreign currency warrant may make the warrant worthless unless the applicable foreign currency exchange rate moves in a particular direction (I.E., unless the U.S. Dollar appreciates or depreciates against the particular foreign currency to which the warrant is linked or indexed). Foreign currency warrants are severable from the debt obligations with which they may be offered, and may be listed on exchanges. Foreign currency warrants may be exercisable only in certain minimum amounts, and an investor wishing to exercise warrants who possesses less than the minimum number required for exercise may be required either to sell the warrants or to purchase additional warrants, thereby incurring additional transaction costs. In the case of any exercise of warrants, there may be a time delay between the time a holder of warrants gives instructions to exercise and the time the exchange rate relating to exercise is determined, during which time the exchange rate could change significantly, thereby affecting both the market and cash settlement values of the warrants being exercised. The expiration date of the warrants may be accelerated if the warrants should be delisted from an exchange or if their trading should be suspended permanently, which would result in the loss of any remaining "time value" of the warrants (I.E., the difference between the current market value and the exercise value of the warrants), and, in the case the warrants were "out-of-the-money," in a total loss of the purchase price of the warrants.

Warrants are generally unsecured obligations of their issuers and are not standardized foreign currency options issued by the Options Clearing Corporation ("OCC"). Unlike foreign currency options issued by OCC, the terms of foreign exchange warrants generally will not be amended in the event of governmental or regulatory actions affecting exchange rates or in the event of the imposition of other regulatory controls affecting the international currency markets. The initial public offering price of foreign currency warrants is generally considerably in excess of the price that a commercial user of foreign currencies might pay in the interbank market for a comparable option involving significantly larger amounts of foreign currencies. Foreign currency warrants are subject to significant foreign exchange risk, including risks arising from complex political or economic factors.

PRINCIPAL EXCHANGE RATE LINKED SECURITIES. The Fund may invest in principal exchange rate linked securities ("PERLs(SM)"). PERLs(SM) are debt obligations the principal on which is payable at maturity in an amount that may vary based on the exchange rate between the U.S. Dollar and a particular foreign currency at or about that time. The return on "standard" PERLs(SM) is enhanced if the foreign currency to which the security is linked appreciates against the U.S. Dollar, and is adversely affected by increases in the foreign exchange value of the U.S. Dollar; "reverse" PERLs(SM) are like the "standard" securities, except that their return is enhanced by increases in the value of the U.S. Dollar and adversely impacted by increases in the value of foreign currency. Interest payments on the securities are generally made in U.S. Dollars at rates that reflect the degree of foreign currency risk assumed or given up by the purchaser of the notes (I.E., at relatively higher interest rates if the purchaser has assumed some of the foreign exchange risk, or relatively lower interest rates if the issuer has assumed some of the foreign exchange risk, based on the expectations of the current market). PERLs(SM) may in limited cases be subject to acceleration of maturity (generally, not without the consent of the holders of the securities), which may have an adverse impact on the value of the principal payment to be made at maturity.

PERFORMANCE INDEXED PAPER. The Fund may invest in performance indexed paper ("PIPs(SM)"). PIPs(SM) is U.S. Dollar-denominated commercial paper the yield of which is linked to certain foreign exchange rate movements. The yield to the investor on PIPs(SM) is established at maturity as a function of spot exchange rates between the U.S. Dollar and a designated currency as of or about that time (generally, the index maturity two days prior to maturity). The yield to the investor will be within a range stipulated at the time of purchase of the obligation, generally with a guaranteed minimum rate of return that is below, and a potential maximum rate of return that is above, market yields on U.S. Dollar-denominated commercial paper, with both the minimum and maximum rates of return on the investment corresponding to the minimum and maximum values of the spot exchange rate two business days prior to maturity.


FUTURES AND OPTIONS TRANSACTIONS


FUTURES AND OPTIONS ON FUTURES. The Fund may use futures contracts and related options (i) for BONA FIDE hedging purposes, (ii) to attempt to offset changes in the value of securities held or expected to be acquired or be disposed of, (iii) to attempt to minimize fluctuations in foreign currencies, (iv) to attempt to gain exposure to a particular market, index or instrument, or (v) for other risk management purposes. Futures contracts provide for the future sale by one party and purchase by another party of a specified amount of a specific security at a specified future time and at a specified price. An option on a futures contract gives the purchaser the right, in exchange for a premium, to assume a position in a futures contract at a specified exercise price during the term of the option. The Fund will reduce the risk that it will be unable to close out a futures contract by only entering into futures contracts that are traded on a national futures exchange regulated by the Commodities Futures Trading Commission ("CFTC"). To the extent the Fund uses futures and/or options on futures, it will do so in accordance with Rule 4.5 under the Commodity Exchange Act ("CEA"). The Trust, on behalf of all of its series, including the Fund, has filed a notice of eligibility for exclusion from the definition of the term "commodity pool operator" in accordance with Rule 4.5 and therefore, the Fund is not subject to registration or regulation as a commodity pool operator under the CEA.

The Fund may buy and sell index futures contracts with respect to any index traded on a recognized exchange or board of trade. An index futures contract is a bilateral agreement pursuant to which two parties agree to take or make delivery of an amount of cash equal to a specified dollar amount times the difference between the index value at the close of trading of the contract and the price at which the futures contract is originally struck. No physical delivery of the securities comprising the index is made; generally contracts are closed out prior to the expiration date of the contract.

When the Fund purchases or sells a futures contract, or sells an option thereon, the Fund is required to "cover" its position in order to limit the risk associated with the use of leverage and other related risks. To cover its position, the Fund may maintain with its custodian bank (and marked-to-market on a daily basis), a segregated account consisting of cash or liquid securities that, when added to any amounts deposited with a futures commission merchant as margin, are equal to the market value of the futures contract or otherwise "cover" its position in a manner consistent with the 1940 Act or the rules and SEC interpretations thereunder. If the Fund continues to engage in the described securities trading practices and properly segregates assets, the segregated account will function as a practical limit on the amount of leverage which the Fund may undertake and on the potential increase in the speculative character of the Fund's outstanding portfolio securities. Additionally, such segregated accounts will generally assure the availability of adequate funds to meet the obligations of the fund arising from such investment activities.

The Fund may also cover its long position in a futures contract by purchasing a put option on the same futures contract with a strike price (I.E., an exercise price) as high or higher than the price of the futures contract. In the alternative, if the strike price of the put is less than the price of the futures contract, the Fund will maintain, in a segregated account, cash or liquid securities equal in value to the difference between the strike price of the put and the price of the futures contract. The Fund may also cover its long position in a futures contract by taking a short position in the instruments underlying the futures contract, or by taking positions in instruments with prices which are expected to move relatively consistently with the futures contract. The Fund may cover its short position in a futures contract by taking a long position in the instruments underlying the futures contract, or by taking positions in instruments with prices which are expected to move relatively consistently with the futures contract.


The Fund may cover its sale of a call option on a futures contract by taking a long position in the underlying futures contract at a price less than or equal to the strike price of the call option. In the alternative, if the long position in the underlying futures contract is established at a price greater than the strike price of the written (sold) call, the Fund will maintain in a segregated account cash or liquid securities equal in value to the difference between the strike price of the call and the price of the futures contract. The Fund may also cover its sale of a call option by taking positions in instruments with prices which are expected to move relatively consistently with the call option. The Fund may cover its sale of a put option on a futures contract by taking a short position in the underlying futures contract at a price greater than or equal to the strike price of the put option, or, if the short position in the underlying futures contract is established at a price less than the strike price of the written put, the Fund will maintain in a segregated account cash or liquid securities equal in value to the difference between the strike price of the put and the price of the futures contract. The Fund may also cover its sale of a put option by taking positions in instruments with prices which are expected to move relatively consistently with the put option.

There are significant risks associated with the Fund's use of futures contracts and related options, including the following: (1) the success of a hedging strategy may depend on the Advisor's ability to predict movements in the prices of individual securities, fluctuations in markets and movements in interest rates; (2) there may be an imperfect or no correlation between the changes in market value of the securities held by the Fund and the prices of futures and options on futures; (3) there may not be a liquid secondary market for a futures contract or option; (4) trading restrictions or limitations may be imposed by an exchange; and (5) government regulations may restrict trading in futures contracts and options on futures. In addition, some strategies reduce the Fund's exposure to price fluctuations, while others tend to increase its market exposure.


OPTIONS. The Fund may purchase and write (sell) put and call options on securities and on stock indices listed on national securities exchanges or traded in the over-the-counter market as an investment vehicle for the purpose of realizing the Fund's investment objective.


A put option on a security gives the purchaser of the option the right to sell, and the writer of the option the obligation to buy, the underlying security at any time during the option period. A call option on a security gives the purchaser of the option the right to buy, and the writer of the option the obligation to sell, the underlying security at any time during the option period. The premium paid to the writer is the consideration for undertaking the obligations under the option contract.



The Fund may purchase and write put and call options on foreign currencies (traded on U.S. and foreign exchanges or over-the-counter markets) to manage its exposure to exchange rates. Call options on foreign currency written by the Fund will be "covered," which means that the Fund will own an equal amount of the underlying foreign currency.


Put and call options on indices are similar to options on securities except that options on an index give the holder the right to receive, upon exercise of the option, an amount of cash if the closing level of the underlying index is greater than (or less than, in the case of puts) the exercise price of the option. This amount of cash is equal to the difference between the closing price of the index and the exercise price of the option, expressed in dollars multiplied by a specified number. Thus, unlike options on individual securities, all settlements are in cash, and gain or loss depends on price movements in the particular market represented by the index generally, rather than the price movements in individual securities.


All options written on indices or securities must be covered. When the Fund writes an option on a security, on an index or a foreign currency, it will establish a segregated account containing cash or liquid securities in an amount at least equal to the market value of the option and will maintain the account while the option is open or will otherwise cover the transaction.

The Fund may trade put and call options on securities, securities indices and currencies, as the Advisor determines is appropriate in seeking the Fund's investment objective, and except as restricted by the Fund's investment limitations. See "Investment Restrictions."

The initial purchase (sale) of an option contract is an "opening transaction." In order to close out an option position, the Fund may enter into a "closing transaction," which is simply the sale (purchase) of an option contract on the same security with the same exercise price and expiration date as the option contract originally opened. If the Fund is unable to effect a closing purchase transaction with respect to an option it has written, it will not be able to sell the underlying security until the option expires or the Fund delivers the security upon exercise.


The Fund may purchase put and call options on securities to protect against a decline in the market value of the securities in its portfolio or to anticipate an increase in the market value of securities that the Fund may seek to purchase in the future. The Fund purchasing put and call options pays a premium; therefore if price movements in the underlying securities are such that exercise of the options would not be profitable for the Fund, loss of the premium paid may be offset by an increase in the value of the Fund's securities or by a decrease in the cost of acquisition of securities by the Fund.

The Fund may write covered call options on securities as a means of increasing the yield on its assets and as a means of providing limited protection against decreases in its market value. When the Fund writes an option, if the underlying securities do not increase or decrease to a price level that would make the exercise of the option profitable to the holder thereof, the option generally will expire without being exercised and the Fund will realize as profit the premium received for such option. When a call option of which the Fund is the writer is exercised, the Fund will be required to sell the underlying securities to the option holder at the strike price, and will not participate in any increase in the price of such securities above the strike price. When a put option of which the Fund is the writer is exercised, the Fund will be required to purchase the underlying securities at a price in excess of the market value of such securities.


The Fund may purchase and write options on an exchange or over-the-counter. OTC options differ from exchange-traded options in several respects. They are transacted directly with dealers and not with a clearing corporation, and therefore entail the risk of non-performance by the dealer. OTC options are available for a greater variety of securities and for a wider range of expiration dates and exercise prices than are available for exchange-traded options. Because OTC options are not traded on an exchange, pricing is done normally by reference to information from a market maker. It is the SEC's position that OTC options are generally illiquid.


The market value of an option generally reflects the market price of an underlying security. Other principal factors affecting market value include supply and demand, interest rates, the pricing volatility of the underlying security and the time remaining until the expiration date.

Risks associated with options transactions include: (1) the success of a hedging strategy may depend on an ability to predict movements in the prices of individual securities, fluctuations in markets and movements in interest rates;
(2) there may be an imperfect correlation between the movement in prices of options and the securities underlying them; (3) there may not be a liquid secondary market for options; and (4) while the Fund will receive a premium when it writes covered call options, it may not participate fully in a rise in the market value of the underlying security.

FOREIGN ISSUERS


The Fund may invest in issuers located outside the United States through American Depositary Receipts ("ADRs"), "ordinary shares," or "New York shares" issued and traded in the United States or through securities denominated in foreign currencies and traded on foreign exchanges. ADRs are dollar-denominated receipts representing interests in the securities of a foreign issuer, which securities may not necessarily be denominated in the same currency as the securities into which they may be converted. ADRs are receipts typically issued by United States banks and trust companies which evidence ownership of underlying securities issued by a foreign corporation. Generally, ADRs in registered form are designed for use in domestic securities markets and are traded on exchanges or over-the-counter in the United States. Ordinary shares are shares of foreign issuers that are traded abroad and on a United States exchange. New York shares are shares that a foreign issuer has allocated for trading in the United States. ADRs, ordinary shares, and New York shares all may be purchased with and sold for U.S. Dollars, which protect the Fund from the foreign settlement risks described below.

Investing in foreign companies may involve risks not typically associated with investing in United States companies. The value of securities denominated in foreign currencies, and of dividends from such securities, can change significantly when foreign currencies strengthen or weaken relative to the U.S. Dollar. Foreign securities markets generally have less trading volume and less liquidity than United States markets, and prices in some foreign markets can be very volatile. Many foreign countries lack uniform accounting and disclosure standards comparable to those that apply to United States companies, and it may be more difficult to obtain reliable information regarding a foreign issuer's financial condition and operations. In addition, the costs of foreign investing, including withholding taxes, brokerage commissions, and custodial fees, generally are higher than for United States investments.

Investing in companies located abroad carries political and economic risks distinct from those associated with investing in the United States. Foreign investment may be affected by actions of foreign governments adverse to the interests of United States investors, including the possibility of expropriation or nationalization of assets, confiscatory taxation, restrictions on United States investment, or on the ability to repatriate assets or to convert currency into U.S. Dollars. There may be a greater possibility of default by foreign governments or foreign-government sponsored enterprises. Investments in foreign countries also involve a risk of local political, economic, or social instability, military action or unrest, or adverse diplomatic developments.


ILLIQUID SECURITIES


While the Fund does not anticipate doing so, the Fund may purchase illiquid securities, including securities that are not readily marketable and securities that are not registered ("restricted securities") under the Securities Act of 1933, as amended (the "1933 Act"), but which can be offered and sold to "qualified institutional buyers" under Rule 144A under the 1933 Act. The Fund will not invest more than 15% of its net assets in illiquid securities. If the percentage of the Fund's net assets invested in illiquid securities exceeds 15% due to market activity, the Fund will take appropriate measures to reduce its holdings of illiquid securities. The Fund will adhere to a more restrictive limitation on the Fund's investment in illiquid securities as required by the securities laws of those jurisdictions where shares of the Fund are registered for sale. The term "illiquid securities" for this purpose means securities that cannot be disposed of within seven days in the ordinary course of business at approximately the amount at which the Fund has valued the securities. Under the current SEC guidelines, illiquid securities also are considered to include, among other securities, purchased OTC options, certain cover for OTC options, repurchase agreements with maturities in excess of seven days, and certain securities whose disposition is restricted under the federal securities laws. The Fund may not be able to sell illiquid securities when the Advisor considers it desirable to do so or may have to sell such securities at a price that is lower than the price that could be obtained if the securities were more liquid. In addition, the sale of illiquid securities also may require more time and may result in higher dealer discounts and other selling expenses than does the sale of securities that are not illiquid. Illiquid securities also may be more difficult to value due to the unavailability of reliable market quotations for such securities, and investment in illiquid securities may have an adverse impact on NAV.

Institutional markets for restricted securities have developed as a result of the promulgation of Rule 144A under the 1933 Act, which provides a "safe harbor" from 1933 Act registration requirements for qualifying sales to institutional investors. When Rule 144A restricted securities present an attractive investment opportunity and meet other selection criteria, the Fund may make such investments whether or not such securities are "illiquid" depending on the market that exists for the particular security. The Board of Trustees of the Trust (the "Board") has delegated the responsibility for determining the liquidity of Rule 144A restricted securities that may be invested in by the Fund to the Advisor.


INVESTMENTS IN OTHER INVESTMENT COMPANIES


The Fund may invest in the securities of other investment companies to the extent that such an investment would be consistent with the requirements of
Section 12(d)(1) of the 1940 Act, or any rule, regulation or order of the SEC. Generally, the Fund may invest in the securities of another investment company (the "acquired company") provided that the Fund, immediately after such purchase or acquisition, does not own in the aggregate: (i) more than 3% of the total outstanding voting stock of the acquired company; (ii) securities issued by the acquired company having an aggregate value in excess of 5% of the value of the total assets of the Fund; or (iii) securities issued by the acquired company and all other investment companies (other than Treasury stock of the Fund) having an aggregate value in excess of 10% of the value of the total assets of the

Fund. The Fund may also invest in the securities of other investment companies if such securities are the only investment securities held by the Fund. The Fund will only make such investments in conformity with the requirements of Section 817 of the Code.

If the Fund invests in, and thus, is a shareholder of, another investment company, the Fund's shareholders will indirectly bear the Fund's proportionate share of the fees and expenses paid by such other investment company, including advisory fees, in addition to both the management fees payable directly by the Fund to the Fund's own investment adviser and the other expenses that the Fund bears directly in connection with the Fund's own operations. Certain investment companies in which the Fund may invest could use leverage and are thus subject to similar leveraging risks described in the Prospectuses and herein.

Investment companies may include index-based investments, such as exchange-traded funds ("ETFs"), that hold substantially all of their assets in securities representing a specific index. Accordingly, the main risk of investing in ETFs is the same as investing in a portfolio of equity securities comprising the index. The market prices of index-based investments will fluctuate in accordance with both changes in the market value of their underlying portfolio securities and due to supply and demand for the instruments on the exchanges on which they are traded (which may result in their trading at a discount or premium to their NAVs). Index-based investments may not replicate exactly the performance of their specific index because of transaction costs and because of the temporary unavailability of certain component securities of the index. The Trust has entered into agreements with several ETFs that permit, pursuant to an SEC order, the Fund, as determined by the Advisor, to purchase shares of those ETFs beyond the Section 12(d)(1) limits described above.


LENDING OF PORTFOLIO SECURITIES

The Fund may lend portfolio securities to brokers, dealers and other financial organizations that meet capital and other credit requirements or other criteria established by the Fund's Board. These loans, if and when made, may not exceed 33 1/3% of the total asset value of the Fund (including the loan collateral). The Fund will not lend portfolio securities to the Advisor or its affiliates unless it has applied for and received specific authority to do so from the SEC. Loans of portfolio securities will be fully collateralized by cash, letters of credit or U.S. Government securities, and the collateral will be maintained in an amount equal to at least 100% of the current market value of the loaned securities by marking to market daily. Any gain or loss in the market price of the securities loaned that might occur during the term of the loan would be for the account of the Fund. The Fund may pay a part of the interest earned from the investment of collateral, or other fee, to an unaffiliated third party for acting as the Fund's securities lending agent. By lending its securities, the Fund may increase its income by receiving payments from the borrower that reflect the amount of any interest or any dividends payable on the loaned securities as well as by either investing cash collateral received from the borrower in short-term instruments or obtaining a fee from the borrower when U.S. Government securities or letters of credit are used as collateral.

The Fund will adhere to the following conditions whenever its portfolio securities are loaned: (i) the Fund must receive at least 100% cash collateral or equivalent securities of the type discussed in the preceding paragraph from the borrower; (ii) the borrower must increase such collateral whenever the market value of the securities rises above the level of such collateral; (iii) the Fund must be able to terminate the loan on demand; (iv) the Fund must receive reasonable interest on the loan, as well as any dividends, interest or other distributions on the loaned securities and any increase in market value;
(v) the Fund may pay only reasonable fees in connection with the loan (which fees may include fees payable to the lending agent, the borrower, the Fund's administrator and the custodian); and (vi) voting rights on the loaned securities may pass to the borrower, provided, however, that if a material event adversely affecting the investment occurs, the Fund must terminate the loan and regain the right to vote the securities. The Board has adopted procedures reasonably designed to ensure that the foregoing criteria will be met. Loan agreements involve certain risks in the event of default or insolvency of the borrower, including possible delays or restrictions upon the Fund's ability to recover the loaned securities or dispose of the collateral for the loan, which could give rise to loss because of adverse market action, expenses and/or delays in connection with the disposition of the underlying securities.

PORTFOLIO TURNOVER


In general, the Advisor manages the Fund without regard to restrictions on portfolio turnover. The use of certain derivative instruments with relatively short maturities are excluded from the calculation of portfolio turnover. Nevertheless, the use of futures contracts will ordinarily involve the payment of commissions to futures commission merchants. To the extent that the Fund uses derivatives, they will be short-term derivative instruments. As a result, the Fund's reported portfolio turnover may be low despite relatively high portfolio activity, which would, in turn, involve correspondingly greater expenses to the Fund, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestments in other securities. The higher the rate of portfolio turnover of the Fund, the higher these transaction costs borne by the Fund and its long-term shareholders generally will be. Such sales may result in the realization of taxable capital gains (including short-term capital gains which are generally taxed to shareholders at ordinary income tax rates) for certain taxable shareholders.


"Portfolio Turnover Rate" is defined under the rules of the SEC as the lesser of the value of the securities purchased or of the securities sold, excluding all securities whose maturities at the time of acquisition were one-year or less, divided by the average monthly value of such securities owned during the year. Based on this definition, instruments with a remaining maturity of less than one-year are excluded from the calculation of the portfolio turnover rate. Instruments excluded from the calculation of portfolio turnover generally would include the futures contracts and option contracts in which the Fund invests since such contracts generally have a remaining maturity of less than one-year.

REPURCHASE AGREEMENTS


The Fund may enter into repurchase agreements with financial institutions. The Fund follows certain procedures designed to minimize the risks inherent in such agreements. These procedures include effecting repurchase transactions only with large, well-capitalized and well-established financial institutions whose condition will be continually monitored by the Advisor. In addition, the value of the collateral underlying the repurchase agreement will always be at least equal to the repurchase price, including any accrued interest earned on the repurchase agreement. In the event of a default or bankruptcy by a selling financial institution, the Fund will seek to liquidate such collateral. However, the exercising of the Fund's right to liquidate such collateral could involve certain costs or delays and, to the extent that proceeds from any sale upon a default of the obligation to repurchase were less than the repurchase price, the Fund could suffer a loss. It is the current policy of the Fund, not to invest in repurchase agreements that do not mature within seven days if any such investment, together with any other illiquid assets held by the Fund, amounts to more than 15% of the Fund's net assets. The investments of the Fund in repurchase agreements, at times, may be substantial when, in the view of the Advisor, liquidity or other considerations so warrant.


REVERSE REPURCHASE AGREEMENTS


The Fund may use reverse repurchase agreements as part of the Fund's investment strategy. Reverse repurchase agreements involve sales by the Fund of portfolio assets concurrently with an agreement by the Fund to repurchase the same assets at a later date at a fixed price. Generally, the effect of such a transaction is that the Fund can recover all or most of the cash invested in the portfolio securities involved during the term of the reverse repurchase agreement, while the Fund will be able to keep the interest income associated with those portfolio securities. Such transactions are advantageous only if the interest cost to the Fund of the reverse repurchase transaction is less than the cost of obtaining the cash otherwise. Opportunities to achieve this advantage may not always be available, and the Fund intends to use the reverse repurchase technique only when it will be advantageous to the Fund. The Fund will establish a segregated account with the Trust's custodian bank in which the Fund will maintain cash or cash equivalents or other portfolio securities equal in value to the Fund's obligations in respect of reverse repurchase agreements.


SHORT SALES

The Fund also may engage in short sales transactions under which the Fund sells a security it does not own. To complete such a transaction, the Fund must borrow the security to make delivery to the buyer. The Fund then is obligated to replace the security borrowed by purchasing the security at the market price at the time of replacement. The price at such time may be more or less than the price at which the security was sold by the Fund. Until the security is replaced, the Fund is required to pay to the lender amounts equal to any dividends or interest, which accrue during the period of the loan. To borrow the security, the Fund also may be required to pay a premium, which would increase the cost of the security sold. The proceeds of the short sale will be retained by the broker, to the extent necessary to meet the margin requirements, until the short position is closed out.

Until the Fund closes its short position or replaces the borrowed security, the Fund will: (a) maintain a segregated account containing cash or liquid securities at such a level that (i) the amount deposited in the account plus the amount deposited with the broker as collateral will equal the current value of the security sold short and (ii) the amount deposited in the segregated account plus the amount deposited with the broker as collateral will not be less than the market value of the security at the time the security was sold short; or (b) otherwise cover the Fund's short position. The Fund may use up to 100% of its portfolio to engage in short sales transactions and collateralize its open short positions.

STOCK INDEX FUTURES CONTRACTS

The Fund may buy and sell stock index futures contracts with respect to any stock index traded on a recognized stock exchange or board of trade. A stock index futures contract is a contract to buy or sell units of an index at a specified future date at a price agreed upon when the contract is made. The stock index futures contract specifies that no delivery of the actual stocks making up the index will take place. Instead, settlement in cash must occur upon the termination of the contract, with the settlement being the difference between the contract price and the actual level of the stock index at the expiration of the contract.

At the time the Fund purchases a futures contract, an amount of cash, U.S. Government securities or other liquid securities equal to the market value of the futures contract will be deposited in a segregated account with the Fund's custodian. When writing a futures contract, the Fund will maintain with its custodian liquid assets that, when added to the amounts deposited with a futures commission merchant or broker as margin, are equal to the market value of the instruments underlying the contract. Alternatively, the Fund may "cover" its position by owning the instruments underlying the contract (or, in the case of an index futures contract, a portfolio with a volatility substantially similar to that of the index on which the futures contract is based), or holding a call option permitting the Fund to purchase the same futures contract at a price no higher than the price of the contract written by the Fund (or at a higher price if the difference is maintained in liquid assets with the Fund's custodian).

SWAP AGREEMENTS

The Fund may enter into equity index or interest rate swap agreements. The Fund may utilize swap agreements in an attempt to gain exposure to the stocks making up an index of securities in a market without actually purchasing those stocks, or to hedge a position. Swap agreements are two-party contracts entered into primarily by institutional investors for periods ranging from a day to more than one-year. In a standard "swap" transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments. The gross returns to be exchanged or "swapped" between the parties are calculated with respect to a "notional amount," I.E., the return on or increase in value of a particular dollar amount invested in a "basket" of securities representing a particular index. Forms of swap agreements include interest rate caps, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or "cap," interest rate floors, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates fall below a specified level, or "floor"; and interest rate dollars, under which a party sells a cap and purchases a floor or vice versa in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels.

Most swap agreements entered into by the Fund calculate the obligations of the parties to the agreement on a "net basis." Consequently, the Fund's current obligations (or rights) under a swap agreement will generally be equal only to the net amount to be paid or received under the agreement based on the relative values of the positions held by each party to the agreement (the "net amount").

The Fund's current obligations under a swap agreement will be accrued daily (offset against any amounts owing to the Fund) and any accrued but unpaid net amounts owed to a swap counterparty will be covered by segregating assets determined to be liquid. Obligations under swap agreements so covered will not be construed to be "senior securities" for purposes of the Fund's investment restriction concerning senior securities. Because they are two party contracts and because they may have terms of greater than seven days, swap agreements may be considered to be illiquid for the Fund's illiquid investment limitations. The Fund will not enter into any swap agreement unless the Advisor believes that the other party to the transaction is creditworthy. The Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty.

The Fund may enter into swap agreements to invest in a market without owning or taking physical custody of the underlying securities in circumstances in which direct investment is restricted for legal reasons or is otherwise impracticable. The counterparty to any swap agreement will typically be a bank, investment banking firm or broker/dealer. The counterparty will generally agree to pay the Fund the amount, if any, by which the notional amount of the swap agreement would have increased in value had it been invested in the particular stocks, plus the dividends that would have been received on those stocks. The Fund will agree to pay to the counterparty a floating rate of interest on the notional amount of the swap agreement plus the amount, if any, by which the notional amount would have decreased in value had it been invested in such stocks. Therefore, the return to the Fund on any swap agreement should be the gain or loss on the notional amount plus dividends on the stocks less the interest paid by the Fund on the notional amount.

Swap agreements typically are settled on a net basis, which means that the two payment streams are netted out, with the Fund receiving or paying, as the case may be, only the net amount of the two payments. Payments may be made at the conclusion of a swap agreement or periodically during its term.

Swap agreements do not involve the delivery of securities or other underlying assets. Accordingly, the risk of loss with respect to swap agreements is limited to the net amount of payments that the Fund is contractually obligated to make. If the swap counterparty defaults, the Fund's risk of loss consists of the net amount of payments that the Fund is contractually entitled to receive, if any. The net amount of the excess, if any, of the Fund's obligations over its entitlements with respect to each equity swap will be accrued on a daily basis and an amount of cash or liquid assets, having an aggregate NAV at least equal to such accrued excess will be maintained in a segregated account by the Fund's custodian. Inasmuch as these transactions are entered into for hedging purposes or are offset by segregated cash of liquid assets, as permitted by applicable law, the Fund and its Advisor believe that these transactions do not constitute senior securities under the 1940 Act and, accordingly, will not treat them as being subject to the Fund's borrowing restrictions.

The swap market has grown substantially in recent years with a large number of banks and investment banking firms acting both as principals and as agents utilizing standardized swap documentation. As a result, the swap market has become relatively liquid in comparison with the markets for other similar instruments, which are traded in the over-the-counter market. The Advisor, under the supervision of the Board, is responsible for determining and monitoring the liquidity of Fund transactions in swap agreements.

The use of equity swaps is a highly specialized activity, which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions.

U.S. GOVERNMENT SECURITIES


The Fund may enter into short transactions in U.S. Government securities. Securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities include U.S. Treasury securities, which are backed by the full faith and credit of the U.S. Treasury and which differ only in their interest rates, maturities, and times of issuance. U.S. Treasury bills have initial maturities of one-year or less; U.S. Treasury notes have initial maturities of one to ten years; and U.S. Treasury bonds generally have initial maturities of greater than ten years. Certain U.S. Government securities are issued or guaranteed by agencies or instrumentalities of the U.S. Government including, but not limited to, obligations of U.S. Government agencies or instrumentalities such as Fannie Mae, the Government National Mortgage Association, the Small Business Administration, the Federal Farm Credit Administration, the Federal Home Loan Banks, Banks for Cooperatives (including the Central Bank for Cooperatives), the Federal Land Banks, the Federal Intermediate Credit Banks, the Tennessee Valley Authority, the Export-Import Bank of the United States, the Commodity Credit Corporation, the Federal Financing Bank, the Student Loan Marketing Association, the National Credit Union Administration and the Federal Agricultural Mortgage Corporation (Farmer Mac).


Some obligations issued or guaranteed by U.S. Government agencies and instrumentalities, including, for example, Government National Mortgage Association pass-through certificates, are supported by the full faith and credit of the U.S. Treasury. Other obligations issued by or guaranteed by federal agencies, such as those securities issued by Fannie Mae, are supported by the discretionary authority of the U.S. Government to purchase certain obligations of the federal agency, while other obligations issued by or guaranteed by federal agencies, such as those of the Federal Home Loan Banks, are supported by the right of the issuer to borrow from the U.S. Treasury, while the U.S. Government provides financial support to such U.S. Government-sponsored federal agencies, no assurance can be given that the U.S. Government will always do so, since the U.S. Government is not so obligated by law. U.S. Treasury notes and bonds typically pay coupon interest semi-annually and repay the principal at maturity.

WHEN-ISSUED AND DELAYED-DELIVERY SECURITIES


The Fund, from time to time, in the ordinary course of business, may purchase securities on a when-issued or delayed-delivery basis (I.E., delivery and payment can take place between a month and 120 days after the date of the transaction). These securities are subject to market fluctuation and no interest accrues to the purchaser during this period. At the time the Fund makes the commitment to purchase securities on a when-issued or delayed-delivery basis, the Fund will record the transaction and thereafter reflect the value of the securities, each day, in determining the Fund's NAV. The Fund will not purchase securities on a when-issued or delayed-delivery basis if, as a result, more than 15% of the Fund's net assets would be so invested. At the time of delivery of the securities, the value of the securities may be more or less than the purchase price. The Fund will also establish a segregated account with the Fund's custodian bank in which the Fund will maintain cash or liquid securities equal to or greater in value than the Fund's purchase commitments for such when-issued or delayed-delivery securities. The Trust does not believe that the Fund's NAV or income will be adversely affected by the Fund's purchase of securities on a when-issued or delayed-delivery basis.

ZERO COUPON BONDS

The Fund may invest in U.S. Treasury zero-coupon bonds. These securities are U.S. Treasury bonds which have been stripped of their unmatured interest coupons, the coupons themselves, and receipts or certificates representing interests in such stripped debt obligations and coupons. Interest is not paid in cash during the term of these securities, but is accrued and paid at maturity. Such obligations have greater price volatility than coupon obligations and other normal interest-paying securities, and the value of zero coupon securities reacts more quickly to changes in interest rates than do coupon bonds. Since dividend income is accrued throughout the term of the zero coupon obligation, but is not actually received until maturity, the Fund may have to sell other securities to pay said accrued dividends prior to maturity of the zero coupon obligation. Unlike regular U.S. Treasury bonds which pay semi-annual interest, U.S. Treasury zero coupon bonds do not generate semi-annual coupon payments. Instead, zero coupon bonds are purchased at a substantial discount from the maturity value of such securities, the discount reflecting the current value of the deferred interest; this discount is amortized as interest income over the life of the security, and is taxable even though there is no cash return until maturity. Zero coupon U.S. Treasury issues originally were created by government bond dealers who bought U.S. Treasury bonds and issued receipts representing an ownership interest in the interest coupons or in the principal portion of the bonds. Subsequently, the U.S. Treasury began directly issuing zero coupon bonds with the introduction of "Separate Trading of Registered Interest and Principal of Securities" (or "STRIPS"). While zero coupon bonds eliminate the reinvestment risk of regular coupon issues, that is, the risk of subsequently investing the periodic interest payments at a lower rate than that of the security held, zero coupon bonds fluctuate much more sharply than regular coupon-bearing bonds. Thus, when interest rates rise, the value of zero coupon bonds will decrease to a greater extent than will the value of regular bonds having the same interest rate.

INVESTMENT RESTRICTIONS

FUNDAMENTAL POLICIES


The following investment limitations are fundamental policies of the Fund, and cannot be changed with respect to the Fund without the consent of the holders of a majority of the Fund's outstanding shares. The term "majority of the outstanding shares" means the vote of (i) 67% or more of the Fund's shares present at a meeting, if more than 50% of the outstanding shares of the Fund are present or represented by proxy, or (ii) more than 50% of the Fund's outstanding shares, whichever is less. The Fund shall not:


1. With respect to 75% of the Fund's assets: (i) purchase securities of any issuer (except securities issued or guaranteed by the U.S. government, its agencies or instrumentalities and repurchase agreements involving such securities) if, as a result, more than 5% of the total assets of the Fund would be invested in the securities of such issuer; or (ii) acquire more than 10% of the outstanding voting securities of any one issuer.

2. Borrow money in an amount exceeding 33 1/3% of the value of its total assets, provided that, for purposes of this limitation, investment strategies which either obligate the Fund to purchase securities or require the Fund to segregate assets are not considered to be borrowing. Asset coverage of a least 300% is required for all borrowing, except where the Fund has borrowed money for temporary purposes in amounts not exceeding 5% of its total assets. The Fund will not purchase securities while its borrowing exceeds 5% of its total assets.

3. Make loans if, as a result, more than 33 1/3% of its total assets would be lent to other parties, except that the Fund may: (i) purchase or hold debt instruments in accordance with its investment objective and policies; (ii) enter into repurchase agreements; and (iii) lend its securities.

4. Purchase or sell real estate, physical commodities, or commodities contracts, except that the Fund may purchase (i) marketable securities issued by companies which own or invest in real estate (including real estate investment trusts), commodities, or commodities contracts; and (ii) commodities contracts relating to financial instruments, such as financial futures contracts and options on such contracts.

5. Issue senior securities (as defined in the 1940 Act) except as permitted by rule, regulation or order of the SEC.

6. Act as an underwriter of securities of other issuers except as it may be deemed an underwriter in selling a portfolio security.

7. Invest in interests in oil, gas, or other mineral exploration or development programs and oil, gas or mineral leases.

8. Invest 25% or more of the value of the Fund's total assets in the securities of one or more issuers conducting their principal business activities in the same industry; this limitation does not apply to investments or obligations of the U.S. Government, or any of its agencies or instrumentalities, or shares of investment companies.

NON-FUNDAMENTAL POLICIES

The following investment limitations are non-fundamental policies of the Fund and may be changed with respect to the Fund by the Board subject to 60 days prior notice to shareholders.


The Fund may not:


1.    Invest in real estate limited partnerships.

2. Pledge, mortgage or hypothecate assets except to secure borrowings permitted or related to the deposit of assets in escrow or the posting of collateral in segregated accounts in compliance with the SEC's position regarding the asset segregation requirements imposed by Section 18 of the 1940 Act.

3. Purchase securities on margin or effect short sales, except that the Fund may: (i) obtain short-term credits as necessary for the clearance of security transactions; (ii) provide initial and variation margin payments in connection with transactions involving futures contracts and options on such contracts; and (iii) make short sales "against the box" or in compliance with the SEC's position regarding the asset segregation requirements imposed by Section 18 of the 1940 Act.

4. Invest its assets in securities of any investment company, except as permitted by the 1940 Act or any rule, regulation or order of the SEC.

5. Purchase or hold illiquid securities, I.E., securities that cannot be disposed of for their approximate carrying value in seven days or less (which term includes repurchase agreements and time deposits maturing in more than seven days) if, in the aggregate, more than 15% of its net assets would be invested in illiquid securities.

With respect to both the fundamental and non-fundamental policies of the Fund, the foregoing percentages: (i) are based on total assets (except for the limitation on illiquid securities, which is based on net assets); (ii) will apply at the time of the purchase of a security; and (iii) shall not be considered violated unless an excess or deficiency occurs or exists immediately after and as a result of a purchase of such security, except for the fundamental limitation on borrowing described in paragraph 2 above, under the heading "Fundamental Policies." With respect to borrowings in accordance with the limitations set forth in paragraph 2, in the event that such asset coverage shall at any time fall below 300 per centum, the Fund must reduce the amount of its borrowings to an extent that the asset coverage of such borrowings shall be at least 300 per centum within three days thereafter.

BROKERAGE ALLOCATION AND OTHER PRACTICES

BROKERAGE TRANSACTIONS. Generally, equity securities are bought and sold through brokerage transactions for which commissions are payable. Purchases from underwriters will include the underwriting commission or concession, and purchases from dealers serving as market makers will include a dealer's mark-up or reflect a dealer's mark-down. Money market securities and other debt securities are usually bought and sold directly from the issuer or an underwriter or market maker for the securities. Generally, the Fund will not pay brokerage commissions for such purchases. When a debt security is bought from an underwriter, the purchase price will usually include an underwriting commission or concession. The purchase price for securities bought from dealers serving as market makers will similarly include the dealer's mark up or reflect a dealer's mark down. When the Fund executes transactions in the over-the-counter market, it will generally deal with primary market makers unless prices that are more favorable are otherwise obtainable.

In addition, the Advisor may place a combined order, often referred to as "bunching," for two or more accounts it manages, including the Fund, engaged in the purchase or sale of the same security or other instrument if, in its judgment, joint execution is in the best interest of each participant and will result in best price and execution. Transactions involving commingled orders are allocated in a manner deemed equitable to each account or Fund. Although it is recognized that, in some cases, the joint execution of orders could adversely affect the price or volume of the security that a particular account or the Fund may obtain, it is the opinion of the Advisor and the Trust's Board that the advantages of combined orders outweigh the possible disadvantages of separate transactions. In addition, in some instances a fund effecting the larger portion of a combined order may not benefit to the same extent as participants effecting smaller portions of the combined order. Nonetheless, the Advisor believes that the ability of the Fund to participate in higher volume transactions will generally be beneficial to the Fund.

BROKERAGE SELECTION. The Trust does not expect to use one particular broker or dealer, and when one or more brokers is believed capable of providing the best combination of price and execution, the Fund's Advisor may select a broker based upon brokerage or research services provided to the Advisor. The Advisor may pay a higher commission than otherwise obtainable from other brokers in return for such services only if a good faith determination is made that the commission is reasonable in relation to the services provided.

Section 28(e) of the Securities Exchange Act of 1934, as amended (the "1934 Act") permits the Advisor, under certain circumstances, to cause the Fund to pay a broker or dealer a commission for effecting a transaction in excess of the amount of commission another broker or dealer would have charged for effecting the transaction in recognition of the value of brokerage and research services provided by the broker or dealer. In addition to agency transactions, the Advisor may receive brokerage and research services in connection with certain riskless principal transactions, in accordance with applicable SEC guidance. Brokerage and research services include: (1) furnishing advice as to the value of securities, the advisability of investing in, purchasing or selling securities, and the availability of securities or purchasers or sellers of securities; (2) furnishing analyses and reports concerning issuers, industries, securities, economic factors and trends, portfolio strategy, and the performance of accounts; and (3) effecting securities transactions and performing functions incidental thereto (such as clearance, settlement, and custody). In the case of research services, the Advisor believes that access to independent investment research is beneficial to its investment decision-making processes and, therefore, to the Fund.

To the extent research services may be a factor in selecting brokers, such services may be in written form or through direct contact with individuals and may include information as to particular companies and securities as well as market, economic, or institutional areas and information which assists in the valuation and pricing of investments. Examples of research-oriented services for which the Advisor might utilize Fund commissions include research reports and other information on the economy, industries, sectors, groups of securities, individual companies, statistical information, political developments, technical market action, pricing and appraisal services, credit analysis, risk measurement analysis, performance and other analysis. The Advisor may use research services furnished by brokers in servicing all client accounts and not all services may necessarily be used in connection with the account that paid commissions to the broker providing such services. Information so received by the Advisor will be in addition to and not in lieu of the services required to be performed by the Fund's Advisor under the Advisory Agreement. Any advisory or other fees paid to the Advisor are not reduced as a result of the receipt of research services.

In some cases the Advisor may receive a service from a broker that has both a "research" and a "non-research" use. When this occurs, the Advisor makes a good faith allocation, under all the circumstances, between the research and non-research uses of the service. The percentage of the service that is used for research purposes may be paid for with client commissions, while the Advisor will use its own funds to pay for the percentage of the service that is used for non-research purposes. In making this good faith allocation, the Advisor faces a potential conflict of interest, but the Advisor believes that its allocation procedures are reasonably designed to ensure that it appropriately allocates the anticipated use of such services to its research and non-research uses.

From time to time, the Fund may purchase new issues of securities for clients in a fixed price offering. In these situations, the seller may be a member of the selling group that will, in addition to selling securities, provide the Advisor with research services. The NASD has adopted rules expressly permitting these types of arrangements under certain circumstances. Generally, the seller will provide research "credits" in these situations at a rate that is higher than that which is available for typical secondary market transactions. These arrangements may not fall within the safe harbor of Section 28(e).


BROKERAGE WITH FUND AFFILIATES. The Fund may execute brokerage or other agency transactions through registered broker-dealer affiliates of the Fund, the Advisor or Rydex Distributors, Inc. (the "Distributor") for a commission in conformity with the 1940 Act, the 1934 Act and the rules promulgated by the SEC. In such instances, the placement of orders with such brokers would be consistent with the Fund's objectives of obtaining best execution and would not be dependent upon the fact that the broker is an affiliate of the Fund, the Advisor or the Distributor. With respect to orders placed with the broker for execution on a securities exchange, commissions received must conform to Section 17(e)(2)(A) of the 1940 Act and Rule 17e-1 thereunder, which permit an affiliated person of a registered investment company, or any affiliated person of such person to receive a brokerage commission from such registered company provided that such commission is fair and reasonable compared to the commission received by other brokers in connection with comparable transactions involving similar securities during a comparable period of time. The members of the Board, including those who are not "interested persons" of the Trust, have adopted procedures for evaluating the reasonableness of commissions paid to affiliates and review these procedures periodically.

SECURITIES OF "REGULAR BROKER-DEALERS." The Fund is required to identify any securities of its "regular brokers and dealers" (as such term is defined in the 1940 Act) which the Fund may hold at the close of its most recent fiscal year. "Regular brokers or dealers" of the Trust are the ten brokers or dealers that, during the most recent fiscal year: (i) received the greatest dollar amounts of brokerage commissions from the Trust's portfolio transactions; (ii) engaged as principal in the largest dollar amounts of portfolio transactions of the Trust; or (iii) sold the largest dollar amounts of the Trust's shares.

MANAGEMENT OF THE TRUST


BOARD RESPONSIBILITIES. The management and affairs of the Trust are supervised by the Board under the laws of the State of Delaware and the 1940 Act. The Board has approved contracts, as described below, under which certain companies provide essential management services to the Trust.

MEMBERS OF THE BOARD AND OFFICERS OF THE TRUST. Set forth below are the names, ages, position with the Trust, term of office, and the principal occupations for a minimum of the last five years of each of the persons currently serving as members of the Board and as Executive Officers of the Trust. Also included below is the term of office for each of the Executive Officers of the Trust. The members of the Board serve as Trustees for the life of the Trust or until retirement, removal, or their office is terminated pursuant to the Trust's Declaration of Trust. Unless otherwise noted, the business address of each Trustee and Officer is 9601 Blackwell Road, Suite 500, Rockville, Maryland 20850.

------------------------------------------------------------------------------------------------------------------------------------
                             POSITION(S)                                                      NUMBER OF
                              HELD WITH                                                     PORTFOLIOS IN
                              THE TRUST,                                                        FUND
                               TERM OF                                                         COMPLEX
     NAME, ADDRESS            OFFICE AND                                                      OVERSEEN
      AND AGE OF              LENGTH OF                 PRINCIPAL OCCUPATION(S)              BY TRUSTEE/      OTHER DIRECTORSHIPS
    TRUSTEE/OFFICER          TIME SERVED                  DURING PAST 5 YEARS                  OFFICER          HELD BY TRUSTEE
------------------------------------------------------------------------------------------------------------------------------------
                                                         INTERESTED TRUSTEES*
------------------------------------------------------------------------------------------------------------------------------------
Michael P. Byrum (36)      Trustee and        PADCO ADVISORS, INC.:                              138          None
                           Secretary from     Chief  Investment  Officer from August 2006
                           2005 to present.   to  present;  Chief  Operating  Officer  of
                                              PADCO  Advisors,  Inc. from October 2003 to
                                              May 2004;  Executive  Vice  President  from
                                              December 2002 to May 2004;  President  from
                                              May 2004 to  present;  and  Secretary  from
                                              December 2002 to present

                                              PADCO ADVISORS II, INC.:
                                              Chief  Investment  Officer from August 2006
                                              to  present;  Chief  Operating  Officer  of
                                              PADCO  Advisors II, Inc. from December 2003
                                              to May 2004;  Executive Vice President from
                                              December 2002 to May 2004;  President  from
                                              May 2004 to  present;  and  Secretary  from
                                              December 2002 to present
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
                             POSITION(S)                                                      NUMBER OF
                              HELD WITH                                                     PORTFOLIOS IN
                              THE TRUST,                                                        FUND
                               TERM OF                                                         COMPLEX
     NAME, ADDRESS            OFFICE AND                                                      OVERSEEN
      AND AGE OF              LENGTH OF                 PRINCIPAL OCCUPATION(S)              BY TRUSTEE/      OTHER DIRECTORSHIPS
    TRUSTEE/OFFICER          TIME SERVED                  DURING PAST 5 YEARS                  OFFICER          HELD BY TRUSTEE
------------------------------------------------------------------------------------------------------------------------------------
                                              RYDEX ADVISORY SERVICES:
                                              President from August 2004 to present

                                              RYDEX CAPITAL PARTNERS I, LLC:
                                              President and  Secretary  from October 2003
                                              to April 2007

                                              RYDEX CAPITAL PARTNERS II, LLC:
                                              President and  Secretary  from October 2003
                                              to April 2007

                                              RYDEX DISTRIBUTORS, INC.:
                                              Secretary  from  December 2001 to May 2004;
                                              Executive   Vice  President  from  December
                                              2002  to  May  2004;  and  Chief  Operating
                                              Officer from December 2003 to May 2004

                                              RYDEX FUND SERVICES, INC.:
                                              Secretary  from  December  2002 to present;
                                              Executive   Vice  President  from  December
                                              2002 to August  2006;  and Chief  Operating
                                              Officer from December 2003 to May 2004

                                              RYDEX HOLDINGS, INC.:
                                              Secretary  from  December  2005 to  present
                                              and Executive  Vice President from December
                                              2005 to August 2006

                                              ADVISOR RESEARCH CENTER, INC.:
                                              Secretary  from  May  2006 to  present  and
                                              Executive  Vice  President from May 2006 to
                                              August 2006

                                              RYDEX SPECIALIZED PRODUCTS, LLC:
                                              Director and Secretary  from September 2005
                                              to present
------------------------------------------------------------------------------------------------------------------------------------
Carl G. Verboncoeur (54)   Trustee from       PADCO ADVISORS, INC.:                              138          None
                           2004 to            Chief  Executive  Officer from October 2003
                           present;           to present;  Executive  Vice  President  of
                           President from     PADCO Advisors,  Inc. from December 2002 to
                           2003 to            October 2003;  President of PADCO Advisors,
                           present; Vice      Inc.  from  October  2003 to May 2004;  and
                                              Treasurer from
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
                             POSITION(S)                                                      NUMBER OF
                              HELD WITH                                                     PORTFOLIOS IN
                              THE TRUST,                                                        FUND
                               TERM OF                                                         COMPLEX
     NAME, ADDRESS            OFFICE AND                                                      OVERSEEN
      AND AGE OF              LENGTH OF                 PRINCIPAL OCCUPATION(S)              BY TRUSTEE/      OTHER DIRECTORSHIPS
    TRUSTEE/OFFICER          TIME SERVED                  DURING PAST 5 YEARS                  OFFICER          HELD BY TRUSTEE
------------------------------------------------------------------------------------------------------------------------------------
                           President from     December 2002 to present
                           1997 to
                           present; and       PADCO ADVISORS II, INC.:
                           Treasurer from     Chief Executive  Officer from December 2003
                           1997 to 2003.      to present;  Executive  Vice  President  of
                                              PADCO  Advisors II, Inc. from December 2002
                                              to  December   2003;   President  of  PADCO
                                              Advisors  II, Inc.  from  December  2002 to
                                              May 2004 and  Treasurer  from December 2003
                                              to present

                                              RYDEX CAPITAL PARTNERS I, LLC:
                                              Treasurer  from October 2003 to April 2007,
                                              and Executive  Vice  President from October
                                              2003 to August 2006

                                              RYDEX CAPITAL PARTNERS II, LLC:
                                              Treasurer  from October 2003 to April 2007,
                                              and Executive  Vice  President from October
                                              2003 to August 2006

                                              RYDEX ADVISORY SERVICES:
                                              Chief  Executive  Officer  from August 2004
                                              to present

                                              RYDEX DISTRIBUTORS, INC.:
                                              President and Chief Executive  Officer from
                                              December  2003 to present;  Treasurer  from
                                              December  2002 to present;  Executive  Vice
                                              President  from  December  2002 to December
                                              2003;  and  Vice  President  from  December
                                              2001 to December 2002

                                              RYDEX FUND SERVICES, INC.:
                                              Chief Executive  Officer from December 2003
                                              to present;  President and  Treasurer  from
                                              December  2002 to  present;  and  Executive
                                              Vice   President   from  December  2001  to
                                              December 2002

                                              RYDEX HOLDINGS, INC.:
                                              Chief  Executive  Officer,   President  and
                                              Treasurer from December 2005 to present
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
                             POSITION(S)                                                      NUMBER OF
                              HELD WITH                                                     PORTFOLIOS IN
                              THE TRUST,                                                        FUND
                               TERM OF                                                         COMPLEX
     NAME, ADDRESS            OFFICE AND                                                      OVERSEEN
      AND AGE OF              LENGTH OF                 PRINCIPAL OCCUPATION(S)              BY TRUSTEE/      OTHER DIRECTORSHIPS
    TRUSTEE/OFFICER          TIME SERVED                  DURING PAST 5 YEARS                  OFFICER          HELD BY TRUSTEE
------------------------------------------------------------------------------------------------------------------------------------
                                              ADVISOR RESEARCH CENTER, INC.:
                                              Chief  Executive  Officer,   President  and
                                              Treasurer from May 2006 to present

                                              RYDEX SPECIALIZED PRODUCTS, LLC:
                                              Chief  Executive   Officer,   Director  and
                                              Treasurer from September 2005 to present
------------------------------------------------------------------------------------------------------------------------------------
                                                         INDEPENDENT TRUSTEES
------------------------------------------------------------------------------------------------------------------------------------
Corey A. Colehour (61)     Trustee from       Retired from August 2006 to present.               138          None
                           1993 to            Owner and President of Schield Management
                           present; and       Company (registered investment adviser)
                           Member of the      from 2005 to 2006; and Senior Vice
                           Audit and          President of Marketing and Co-Owner of
                           Nominating         Schield Management Company from 1985 to
                           Committees from    2005
                           1995 to present.
------------------------------------------------------------------------------------------------------------------------------------
J. Kenneth Dalton (65)     Trustee from       Retired                                            138          None
                           1995 to
                           present; Member
                           of the
                           Nominating
                           Committee from
                           1995 to
                           present; and
                           Chairman of the
                           Audit Committee
                           from 1997 to
                           present.
------------------------------------------------------------------------------------------------------------------------------------
John O. Demaret (66)       Trustee from       Retired                                            138          None
                           1997 to present;
                           Chairman of the
                           Board from 2006
                           to present; and
                           Member of the
                           Audit and
                           Nominating
                           Committees from
                           1997 to present.
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
                             POSITION(S)                                                      NUMBER OF
                              HELD WITH                                                     PORTFOLIOS IN
                              THE TRUST,                                                        FUND
                               TERM OF                                                         COMPLEX
     NAME, ADDRESS            OFFICE AND                                                      OVERSEEN
      AND AGE OF              LENGTH OF                 PRINCIPAL OCCUPATION(S)              BY TRUSTEE/      OTHER DIRECTORSHIPS
    TRUSTEE/OFFICER          TIME SERVED                  DURING PAST 5 YEARS                  OFFICER          HELD BY TRUSTEE
------------------------------------------------------------------------------------------------------------------------------------
Werner E. Keller (66)      Trustee and        Founder and President of Keller Partners,          138          None
                           Member of the      LLC (registered investment adviser) from
                           Audit and          2005 to present; and Retired from 2001 to
                           Nominating         2005
                           Committees from
                           2005 to present.
------------------------------------------------------------------------------------------------------------------------------------
Thomas F. Lydon (46)       Trustee and        President of Global Trends Investments             138          None
                           Member of the      (registered investment adviser) from 1996
                           Audit and          to present
                           Nominating
                           Committees from
                           2005 to present.
------------------------------------------------------------------------------------------------------------------------------------
Patrick T. McCarville      Trustee from       Chief Executive Officer of Par Industries,         138          None
(64)                       1997 to            Inc., d/b/a Par Leasing from 1977 to
                           present;           present
                           Chairman of the
                           Nominating
                           Committee from
                           1997 to
                           present; and
                           Member of the
                           Audit Committee
                           from 1997 to
                           present.
------------------------------------------------------------------------------------------------------------------------------------
Roger Somers (62)          Trustee from       Founder and Chief Executive Officer of             138          None
                           1993 to            Arrow Limousine from 1965 to present
                           present; and
                           Member of the
                           Audit and
                           Nominating
                           Committees from
                           1995 to present.
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
                             POSITION(S)                                                      NUMBER OF
                              HELD WITH                                                     PORTFOLIOS IN
                              THE TRUST,                                                        FUND
                               TERM OF                                                         COMPLEX
     NAME, ADDRESS            OFFICE AND                                                      OVERSEEN
      AND AGE OF              LENGTH OF                 PRINCIPAL OCCUPATION(S)              BY TRUSTEE/      OTHER DIRECTORSHIPS
    TRUSTEE/OFFICER          TIME SERVED                  DURING PAST 5 YEARS                  OFFICER          HELD BY TRUSTEE
------------------------------------------------------------------------------------------------------------------------------------
                                                               OFFICERS
------------------------------------------------------------------------------------------------------------------------------------
Nick Bonos (43)            Vice President     Senior Vice President of Fund                      138          Not Applicable
                           and Treasurer      Services of PADCO Advisors, Inc. from
                           from 2003 to       August 2006 to present; Senior Vice
                           present.           President of Rydex Fund Services, Inc.
                                              from December 2003 to August 2006; Vice
                                              President of Accounting, Rydex Fund
                                              Services, Inc. from 2001 to 2003; and Chief
                                              Financial Officer and Manager of Rydex
                                              Specialized Products, LLC from September
                                              2005 to present
------------------------------------------------------------------------------------------------------------------------------------
Joanna M. Haigney (40)     Chief              Chief Compliance Officer of PADCO                  138          Not Applicable
                           Compliance         Advisors, Inc. and PADCO Advisors II, Inc.
                           Officer from       from May 2005 to present and Rydex Capital
                           2004 to            Partners I, LLC and Rydex Capital Partners
                           present; and       II, LLC from August 2006 to April 2007;
                           Secretary from     Vice President of Compliance of PADCO
                           2000 to present.   Advisors, Inc. from August 2006 to
                                              present; Assistant Secretary of Rydex
                                              Distributors, Inc. from December 2001 to
                                              December 2003; and Vice President of Rydex
                                              Distributors, Inc. from December 2003 to
                                              May 2004 and Rydex Fund Services, Inc.
                                              from December 2001 to August 2006
------------------------------------------------------------------------------------------------------------------------------------
Joseph Arruda (40)         Assistant          Vice President of PADCO Advisors, Inc. and         138          Not Applicable
                           Treasurer from     PADCO Advisors II, Inc. from 2004 to
                           2006 to present.   present; Director of Accounting of PADCO
                                              Advisors, Inc. and PADCO Advisors II, Inc.
                                              from 2003 to 2004; Vice President of
                                              Mutual Funds, State Street Bank & Trust
                                              from 2000 to 2003
------------------------------------------------------------------------------------------------------------------------------------
Paula Billos (33)          Controller from    Director of Fund Administration of PADCO           138          Not Applicable
                           2006 to present.   Advisors, Inc. and PADCO Advisors II, Inc.
                                              from 2001 to present
------------------------------------------------------------------------------------------------------------------------------------

* Messrs. Verboncoeur and Byrum are "interested" persons of the Trust, as that term is defined in the 1940 Act by virtue of their affiliation with the Fund's Advisor.

BOARD STANDING COMMITTEES. The Board has established the following standing committees:


      AUDIT COMMITTEE. The Board has a standing Audit Committee that is composed of each of the independent trustees of the Trust, and which operates pursuant to a written charter approved by the Board. The principal responsibilities of the Audit Committee include: recommending which firm to engage as the Trust's independent auditor and whether to terminate this relationship; reviewing the independent auditors' compensation, the proposed scope and terms of its engagement, and the firm's independence; serving as a channel of communication between the independent auditor and the Board; reviewing the results of each external audit, including any qualifications in the independent auditors' opinion, any related management letter, management's responses to recommendations made by the independent auditors in connection with the audit, reports submitted to the Committee by the Trust's Servicer that are material to the Trust as a whole, if any, and management's responses to any such reports; reviewing the Trust's audited financial statements and considering any significant disputes between the Trust's management and the independent auditor that arose in connection with the preparation of those financial statements; considering, in consultation with the independent auditors and the Trust's senior internal accounting executive, if any, the independent auditors' report on the adequacy of the Trust's internal financial controls; reviewing, in consultation with the Trust's independent auditors, major changes regarding auditing and accounting principles and practices to be followed when preparing the Trust's financial statements; and other audit related matters. Messrs. Colehour, Dalton, Demaret, Keller, Lydon, McCarville and Somers currently serve as members of the Audit Committee. The Audit Committee meets periodically, as necessary, and met five times in the Trust's most recently completed fiscal year.

      NOMINATING COMMITTEE. The Board has a standing Nominating Committee that is composed of each of the independent trustees of the Trust. The Nominating Committee operates under a written charter approved by the Board. The principal responsibility of the Nominating Committee is to consider, recommend and nominate candidates to fill vacancies on the Trust's Board, if any. The Nominating Committee does not have specific procedures in place to consider nominees recommended by shareholders, but would consider such nominees if submitted in accordance with Rule 14a-8 of the 1934 Act in conjunction with a shareholder meeting to consider the election of the members of the Board of Trustees of the Trust. The Nominating Committee also reviews the compensation for the Board members. Messrs. Colehour, Dalton, Demaret, Keller, Lydon, McCarville and Somers serve as members of the Nominating Committee. The Nominating Committee meets periodically, as necessary, and met once during the Trust's most recently completed fiscal year.

      FUND SHARES OWNED BY BOARD MEMBERS. The following table shows the dollar amount range of each Trustee's "beneficial ownership" of shares of the Fund and all Rydex Funds as of the end of the most recently completed calendar year. As of December 31, 2006, none of the Trustees beneficially owned shares of the Fund. Dollar amount ranges disclosed are established by the SEC. "Beneficial ownership" is determined in accordance with Rule 16a-1(a)(2) under the 1934 Act. The Trustees and the officers of the Trust own less than 1% of the outstanding shares of the Trust.

---------------------------------------------------------------------------------------
                                                                   AGGREGATE DOLLAR
                                                                RANGE OF SHARES IN ALL
                                              DOLLAR RANGE OF    RYDEX FUNDS OVERSEEN
        NAME                 FUND NAME         FUND SHARES 1        BY TRUSTEE 1,2
---------------------------------------------------------------------------------------
                                  INTERESTED TRUSTEES
---------------------------------------------------------------------------------------
Michael P. Byrum        Market Neutral Fund         None             over $100,000
---------------------------------------------------------------------------------------
Carl G. Verboncoeur     Market Neutral Fund         None             over $100,000
---------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------
                                                                   AGGREGATE DOLLAR
                                                                RANGE OF SHARES IN ALL
                                              DOLLAR RANGE OF    RYDEX FUNDS OVERSEEN
        NAME                 FUND NAME         FUND SHARES 1        BY TRUSTEE 1,2
---------------------------------------------------------------------------------------
                                  INDEPENDENT TRUSTEES
---------------------------------------------------------------------------------------
Corey A. Colehour       Market Neutral Fund         None              over $100,000
---------------------------------------------------------------------------------------
J. Kenneth Dalton       Market Neutral Fund         None            $10,001 - $50,000
---------------------------------------------------------------------------------------
John O. Demaret         Market Neutral Fund         None              over $100,000
---------------------------------------------------------------------------------------
Thomas F. Lydon         Market Neutral Fund         None                   None
---------------------------------------------------------------------------------------
Werner E. Keller        Market Neutral Fund         None              over $100,000
---------------------------------------------------------------------------------------
Patrick T. McCarville   Market Neutral Fund         None            $50,001 - $100,000
---------------------------------------------------------------------------------------
Roger J. Somers         Market Neutral Fund         None              over $100,000
---------------------------------------------------------------------------------------

1     Information provided is as of December 31, 2006.

2 Includes Rydex Series Funds, Rydex Dynamic Funds, Rydex Variable Trust and Rydex ETF Trust.

      BOARD AND OFFICER COMPENSATION. The aggregate compensation paid by the Trust to each of its Board members and officers serving during the fiscal year ended March 31, 2007, is set forth in the table below. Board members who are directors, officers or employees of the Advisor or any of its affiliated entities do not receive compensation from the Trust:

--------------------------------------------------------------------------------------
                                           PENSION OR       ESTIMATED
                                           RETIREMENT         ANNUAL         TOTAL
                          AGGREGATE     BENEFITS ACCRUED     BENEFITS    COMPENSATION
                        COMPENSATION   AS PART OF TRUST'S      UPON        FROM FUND
   NAME OF TRUSTEE       FROM TRUST         EXPENSES        RETIREMENT     COMPLEX *
--------------------------------------------------------------------------------------
INTERESTED TRUSTEES**
--------------------------------------------------------------------------------------
Michael P. Byrum              $0               $0               $0            $0
--------------------------------------------------------------------------------------
Carl G. Verboncoeur           $0               $0               $0            $0
--------------------------------------------------------------------------------------
INDEPENDENT TRUSTEES
--------------------------------------------------------------------------------------
Corey A. Colehour          $54,800             $0               $0         $100,000
--------------------------------------------------------------------------------------
J. Kenneth Dalton          $54,800             $0               $0         $100,000
--------------------------------------------------------------------------------------
John O. Demaret            $61,600             $0               $0         $110,000
--------------------------------------------------------------------------------------
Werner E. Keller           $54,800             $0               $0         $100,000
--------------------------------------------------------------------------------------
Thomas F. Lydon            $54,800             $0               $0         $100,000
--------------------------------------------------------------------------------------
Patrick T. McCarville      $54,800             $0               $0         $100,000
--------------------------------------------------------------------------------------
Roger J. Somers            $54,800             $0               $0         $100,000
--------------------------------------------------------------------------------------

* Represents total compensation for service as Trustee of the Trust, Rydex ETF Trust, Rydex Dynamic Funds, and Rydex Variable Trust.

** Messrs. Verboncoeur and Byrum are "interested" persons of the Trust, as that term is defined in the 1940 Act by virtue of their affiliation with the Fund's Advisor. As officers of the Advisor, they do not receive compensation from the Trust.

CODE OF ETHICS

The Board has adopted a Combined Code of Ethics (the "Code of Ethics") pursuant to Rule 17j-1 under the 1940 Act. The Advisor, Servicer and Distributor are also covered by the Code of Ethics. The Code of Ethics applies to the personal investing activities of trustees, directors, officers and certain employees ("access persons"). Rule 17j-1 and the Code of Ethics are designed to prevent unlawful practices in connection with the purchase or sale of securities by access persons. Under the Code of Ethics, access persons are permitted to engage in personal securities transactions, but are required to report their personal securities transactions for monitoring purposes. In addition, certain access persons are required to obtain approval before investing in private placements and are prohibited from investing in initial public offerings. The Code of Ethics is on file with the SEC, and is available to the public.

PROXY VOTING


The Board has delegated responsibility for decisions regarding proxy voting for securities held by the Fund to the Advisor. The Advisor will vote such proxies in accordance with its proxy policies and procedures, which are included in Appendix B to this SAI. The Board will periodically review the Fund's proxy voting record.

The Trust annually discloses its complete proxy voting record on Form N-PX. The Trust's most recent Form N-PX is available, without charge, upon request, by calling 800.820.0888 or 301.296.5100 or by writing to Rydex Series Funds at 9601 Blackwell Road, Suite 500, Rockville, Maryland 20850. The Trust's Form N-PX is also available on the SEC's web site at www.sec.gov.


THE ADVISORY AGREEMENT


PADCO Advisors, Inc., 9601 Blackwell Road, Suite 500, Rockville, Maryland 20850, provides portfolio management to the Fund pursuant to an advisory contract with the Trust. The Advisor was incorporated in the State of Maryland on February 5, 1993 and, together with PADCO Advisors II, Inc., a registered investment adviser under common control, does business under the name Rydex Investments (the "Advisor"). The voting common stock of the Advisor is held predominantly by a trust established by the late Albert P. Viragh, Jr., the founder of the Advisor, for the benefit of members of his family (the "Viragh Family Trust"). Under the 1940 Act, control of a company is presumed where one individual or group of individuals owns more than 25% of the voting stock of that company. Therefore, through its ownership of voting common stock, the Viragh Family Trust and/or its three trustees, Katherine A. Viragh, Mark S. Viragh and Roger E. Young, may be deemed, under the 1940 Act, to control the Advisor.

The Advisor manages the investment and the reinvestment of the assets of the Fund, in accordance with the investment objectives, policies, and limitations of the Fund, subject to the general supervision and control of the Board and the officers of the Trust. The Advisor bears all costs associated with providing these advisory services and the expenses of the Board members who are affiliated with or interested persons of the Advisor. The Advisor, from its own resources, including profits from advisory fees received from the Fund, provided such fees are legitimate and not excessive, may make payments to broker-dealers and other financial institutions for their expenses in connection with the distribution of Fund shares, and otherwise currently pay all distribution costs for Fund shares.

Under an investment advisory agreement with the Advisor dated May 23, 2005 (the "Advisory Agreement"), the Advisor serves as the investment adviser for the Fund, provides investment advice to the Fund and oversees the day-to-day operations of the Fund, subject to direction and control by the Board and the officers of the Trust. As of July 3, 2007, net assets under management of the Advisor and its affiliates were approximately $15.9 billion. Pursuant to the Advisory Agreement, the Advisor is responsible for all expenses of the Fund, including the cost of transfer agency, custody, fund administration, legal, audit and other services, except interest expense, taxes, brokerage commissions and other expenses connected with the execution of portfolio transactions, short dividend expenses and extraordinary expenses. The Advisor may from time to time reimburse certain expenses of the Fund in order to limit the Fund's operating expenses as described in the Prospectus.

ADVISORY FEE. Pursuant to the advisory agreement with the Advisor, the Fund pays the Advisor a fixed fee of 1.15% at an annual rate based on the average daily net assets for the Fund.

The continuance of the Advisory Agreement must be specifically approved at least annually (i) by the vote of the Board or by a vote of the shareholders of the Fund and (ii) by the vote of a majority of the Board members who are not parties to the Advisory Agreement or "interested persons" of any party thereto, cast in person at a meeting called for the purpose of voting on such approval. The Advisory Agreement will terminate automatically in the event of its assignment, and is terminable at any time without penalty by the Board or, with respect to the Fund, by a majority of the outstanding shares of the Fund, on not less than 60 days' written notice to the Advisor, or by the Advisor on 60 days' written notice to the Trust. The Advisory Agreement provides that the Advisor shall not be protected against any liability to the Trust or its shareholders by reason of willful misfeasance, bad faith or gross negligence on its part in the performance of its duties or from reckless disregard of its obligations or duties thereunder.


PORTFOLIO MANAGERS

This section includes information about the Fund's portfolio managers, including information about other accounts they manage, the dollar range of Fund shares they own and how they are compensated.


OTHER ACCOUNTS MANAGED BY PORTFOLIO MANAGERS. Including the Fund, the portfolio managers are responsible for the day-to-day management of certain other accounts, as follows:

---------------------------------------------------------------------------------------------------
                     REGISTERED INVESTMENT      OTHER POOLED INVESTMENT
                         COMPANIES 1,2                VEHICLES 1              OTHER ACCOUNTS 1
                   --------------------------------------------------------------------------------
                   NUMBER OF                   NUMBER OF                  NUMBER OF
      NAME         ACCOUNTS    TOTAL ASSETS    ACCOUNTS    TOTAL ASSETS   ACCOUNTS    TOTAL ASSETS
---------------------------------------------------------------------------------------------------
Michael P. Byrum      140      $15.2 billion      0         None              6         Less than
                                                                                       $5 million
---------------------------------------------------------------------------------------------------
Michael Dellapa       140      $15.2 billion      0         None              7         Less than
                                                                                       $5 million
---------------------------------------------------------------------------------------------------
James R. King         140      $15.2 billion      0         None              3         Less than
                                                                                       $5 million
---------------------------------------------------------------------------------------------------

1     Information provided is as of March 31, 2007.

2 The portfolio managers manage two registered investment companies, the Rydex Series Funds Multi-Cap Core Equity Fund and Rydex Variable Trust Multi-Cap Core Equity Fund, that are subject to a performance based advisory fee. The two Funds had $88.7 million in assets under management as of March 31, 2007.

CONFLICTS OF INTEREST. The portfolio managers' management of "other accounts" may give rise to potential conflicts of interest in connection with their management of the Fund's investments, on the one hand, and the investments of the other accounts, on the other. The other accounts may have the same investment objective as the Fund. Therefore, a potential conflict of interest may arise as a result of the identical investment objectives, whereby the portfolio managers could favor one account over another. Another potential conflict could include the portfolio managers' knowledge about the size, timing and possible market impact of Fund trades, whereby a portfolio manager could use this information to the advantage of other accounts and to the disadvantage of the Fund. However, the Advisor has established policies and procedures to ensure that the purchase and sale of securities among all accounts it manages are fairly and equitably allocated.


PORTFOLIO MANAGER COMPENSATION. The Advisor compensates each portfolio manager for his management of the Fund. The portfolio managers' compensation consists of a fixed annual salary and a discretionary bonus. The amount of the discretionary bonus is determined by two components. The first component is a comparison of the portfolio manager's Fund performance relative to a mutual fund peer's performance and/or to the performance of applicable internal or external benchmarks as measured over a one-year period. Mutual fund peers are those funds with similar investment objectives to the Fund managed by the portfolio managers. Mutual fund peers do not exist for all of the Rydex Funds. Rydex Funds that do not have a mutual fund peer available for comparison purposes will instead be compared to applicable internal or external benchmarks. An external benchmark, such as the S&P 500 Index, will be used for each Rydex Fund that seeks to track the performance of a published index. An internal benchmark, such as the inverse of the S&P 500 Index, will be used when an external benchmark is not available. The performance of the portfolio managers in carrying out the Fund's investment strategies will be evaluated in relation to the investment returns of the broad hedge fund universe, and segments thereof, and the commodities market, respectively. To the extent a portfolio manager manages accounts other than the Fund, the performance of the portfolio manager in managing such accounts will similarly be evaluated by the Advisor in relation to the account's performance as compared to various internal and external performance benchmarks as determined appropriate by the Advisor. The second component used to determine the discretionary bonus is based on the Advisor's profit margin and assets under management.

FUND SHARES  OWNED BY  PORTFOLIO  MANAGERS.  As of March 31,  2007,  none of the
portfolio  managers  owned  shares  of  the  Fund.   "Beneficial  ownership"  is
determined in accordance with Rule 16a-1(a)(2) under the 1934 Act.


THE ADMINISTRATIVE SERVICE AGREEMENT AND ACCOUNTING SERVICE AGREEMENT

General administrative, shareholder, dividend disbursement, transfer agent, and registrar services are provided to the Trust and the Fund by Rydex Fund
Services, Inc. (the "Servicer"), 9601 Blackwell Road, Suite 500, Rockville, Maryland 20850, subject to the general supervision and control of the Board and the officers of the

Trust, pursuant to a service agreement between the Trust and the Servicer. The Servicer is wholly-owned by the Viragh Family Trust.


Under the service agreement, the Servicer provides the Trust and the Fund with all required general administrative services, including, without limitation, office space, equipment, and personnel; clerical and general back office services; bookkeeping, internal accounting, and secretarial services; the determination of NAVs; and the preparation and filing of all reports, registration statements, proxy statements, and all other materials required to be filed or furnished by the Trust and the Fund under federal and state securities laws. The Servicer also maintains the shareholder account records for the Fund, disburses dividends and distributions payable by the Fund, and produces statements with respect to account activity for the Fund and the Fund's shareholders. The Servicer pays all fees and expenses that are directly related to the services provided by the Servicer to the Fund; the Fund reimburses the Servicer for all fees and expenses incurred by the Servicer which are not directly related to the services the Servicer provides to the Fund under the service agreement. In consideration for its services, the Servicer is entitled to a fee, which is calculated daily and paid monthly, at an annual rate of 0.25% of the average daily net assets of the Fund.


Pursuant to an Accounting Services Agreement, the Servicer serves as Accounting Services Agent and performs certain record keeping and accounting functions. Certain officers and Trustees of the Trust are also officers and directors of the Servicer.

DISTRIBUTION

Pursuant to a distribution agreement adopted by the Trust (the "Distribution Agreement"), Rydex Distributors, Inc. (the "Distributor"), 9601 Blackwell Road, Suite 500, Rockville, Maryland 20850, acts as distributor for the shares of the Trust under the general supervision and control of the Board and the officers of the Trust. The Distributor is wholly-owned by the Viragh Family Trust. The Distribution Agreement grants the Distributor the exclusive right to distribute the shares of the Fund. In addition, the Distribution Agreement permits the Distributor to receive as compensation any front-end sales load or contingent deferred sales charge collected by the Fund or other asset-based sales charges collected pursuant to any distribution or shareholder services plans adopted by the Fund on behalf of the various classes of shares. The Fund's current distribution and shareholder services plans, as well as a description of the services performed under each, are described below.


A-CLASS DISTRIBUTION PLAN - The Fund has adopted a Distribution Plan applicable to A-Class Shares (the "A-Class Plan"). Under the A-Class Plan, the Distributor, or designated Service Providers, may receive up to 0.25% of the Fund's assets attributable to A-Class Shares as compensation for distribution services pursuant to Rule 12b-1 under the 1940 Act.

C-CLASS DISTRIBUTION AND SHAREHOLDER SERVICING PLAN - The Fund has adopted a Distribution and Shareholder Services Plan for C-Class Shares (the "C-Class Plan"). Under the C-Class Plan, the Distributor, or designated Service Providers, may receive up to a total of 1.00% of the Fund's assets attributable to C-Class Shares as compensation for distribution and shareholder services pursuant to Rule 12b-1 under the 1940 Act. The C-Class Plan allows for payment of up to 0.75% of the Fund's assets attributable to C-Class Shares as compensation for distribution services and up to 0.25% of the Fund's assets attributable to C-Class Shares as compensation for shareholder services.

H-CLASS DISTRIBUTION PLAN AND SHAREHOLDER SERVICES PLAN - The Fund has adopted a Distribution Plan and a Shareholder Services Plan applicable to H-Class Shares (the "H-Class Plan"). Under the H-Class Plan, the Distributor, or designated Service Providers, may receive up to 0.25% of the Fund's assets attributable to H-Class Shares as compensation for distribution services pursuant to Rule 12b-1 under the 1940 Act. The Shareholder Services Plan permits the payment of up to 0.25% of the Fund's assets attributable to H-Class

Shares to designated Service Providers as compensation for providing shareholder services, which are not primarily intended to result in the sale of the shares of the Fund.


DESCRIPTION OF DISTRIBUTION AND SHAREHOLDER SERVICES - Distribution services may include: (i) services in connection with distribution assistance, or (ii) payments to financial institutions and other financial intermediaries, such as banks, savings and loan associations, insurance companies, investment counselors, broker-dealers, mutual fund "supermarkets" and the Distributor's affiliates and subsidiaries, as compensation for services or reimbursement of expenses incurred in connection with distribution assistance. The Distributor may, at its discretion, retain a portion of such payments to compensate itself for distribution services and distribution related expenses such as the costs of preparation, printing, mailing or otherwise disseminating sales literature, advertising, and prospectuses (other than those furnished to current shareholders of the Fund), promotional and incentive programs, and such other marketing expenses that the Distributor may incur.


Shareholder services may include: (i) maintaining accounts relating to clients that invest in shares; (ii) arranging for bank wires; (iii) responding to client inquiries relating to the services performed by the Service Providers; (iv) responding to inquiries from clients concerning their investment in shares; (v) assisting clients in changing dividend options, account designations and addresses; (vi) providing information periodically to clients showing their position in shares; (vii) forwarding shareholder communications from the Fund such as proxies, shareholder reports, annual reports, and dividend distribution and tax notices to clients; and (viii) processing dividend payments from the Fund on behalf of clients.


COSTS AND EXPENSES


The Fund bears all expenses of its operations other than those assumed by the Advisor or the Servicer. Fund expenses include: the management fee; the servicing fee (including administrative, transfer agent, and shareholder servicing fees); custodian and accounting fees and expenses; legal and auditing fees; securities valuation expenses; fidelity bonds and other insurance premiums; expenses of preparing and printing prospectuses, confirmations, proxy statements, and shareholder reports and notices; registration fees and expenses; proxy and annual meeting expenses, if any; all federal, state, and local taxes (including, without limitation, stamp, excise, income, and franchise taxes); organizational costs; the costs and expenses of redeeming shares of the Fund; fees and expenses paid to any securities pricing organization; dues and expenses associated with membership in any mutual fund organization; and costs for incoming telephone WATTS lines. In addition, the Fund pays an equal portion of the trustee fees and expenses for attendance at Board meetings for the Board members who are not affiliated with, or interested persons of, the Advisor.


BUSINESS CONTINUITY AND DISASTER RECOVERY

The Advisor, the Distributor and the Servicer (collectively, the "Service Providers") have developed a joint Business Continuity and Disaster Recovery Program (the "Program") that is designed to minimize the disruption of normal business operations in the event of a disaster. While the Service Providers believe that the Program is comprehensive and should enable them to survive a disaster and reestablish normal business operations in a timely manner, under certain unusual or unexpected circumstances the Service Providers could be prevented or hindered from providing services to the Fund for extended periods of time. These circumstances may include, without limitation, acts of God, acts of government in its sovereign or contractual capacity, any act of declared or undeclared war or of a public enemy (including acts of terrorism), power shortages or failures, utility or communication failure or delays, labor disputes, strikes, shortages, supply shortages, system failures or malfunctions. Under each Service Provider's agreement with the Trust, absent willful misfeasance, bad faith or gross negligence on the part of the Service Provider, or the reckless disregard of their respective obligations, the Service Provider generally will not be liable for any related losses to the Fund or to the Fund's shareholders as a result of such an occurrence.

DETERMINATION OF NET ASSET VALUE


The following information supplements and should be read in conjunction with the section in the Prospectuses entitled "Calculating Net Asset Value." The NAV of the Fund serves as the basis for the purchase and redemption price of the Fund's shares. The NAV of the Fund is calculated by dividing the market value of the Fund's securities plus the value of its other assets, less all liabilities, by the number of outstanding shares of the Fund. If market quotations are not readily available, a security will be valued at fair value by the Advisor using methods established or ratified by the Board.


Options on securities and indices purchased by the Fund generally are valued at their last bid price in the case of exchange-traded options or, in the case of options traded in the over-the-counter ("OTC") market, the average of the last bid price as obtained from two or more dealers unless there is only one dealer, in which case that dealer's price is used. Futures contracts generally are valued based upon the unrealized gain or loss on the contract determined with reference to the first price reported by established futures exchanges after the close of the Fund's pricing cycle, or alternatively, with reference to the average price at which futures are bought and sold by the Fund. Options on futures contracts generally are valued with reference to the underlying futures contract. If the market makes a limit move with respect to a particular commodity, the commodity will be valued at fair value by the Advisor using methods established or ratified by the Board.


On days when the Chicago Board of Trade ("CBOT") is closed during its usual business hours, but shares of the Fund have been purchased, redeemed, and/or exchanged, the portfolio securities held by the Fund which are traded on the CBOT are valued at the earlier of: (i) the time of the execution of the last trade of the day for the Fund in those CBOT-traded portfolio securities; or (ii) the last price reported by an independent pricing service before the calculation of the Fund's NAV. On days when the CBOT is closed during its usual business hours and there is no need for the Fund to execute trades on the CBOT, the value of the CBOT-traded portfolio securities held by the Fund will be the last price reported by an independent pricing service before the calculation of the Fund's NAV.


OTC securities held by the Fund shall be valued at the last sales price or, if no sales price is reported, the mean of the last bid and asked price is used. Securities listed on the Nasdaq National Market and Nasdaq SmallCap Market may be valued at the Nasdaq Official Closing Price, which may differ from the last sales price reported. The portfolio securities of the Fund that are listed on national exchanges are taken at the last sales price of such securities on such exchange; if no sales price is reported, the mean of the last bid and asked price is used. For valuation purposes, all assets and liabilities initially expressed in foreign currency values will be converted into U.S. Dollar values at the mean between the bid and the offered quotations of such currencies against U.S. Dollars as last quoted by any recognized dealer. If such quotations are not available, the rate of exchange will be determined in good faith by the Advisor based on guidelines adopted by the Board. Dividend income and other distributions are recorded on the ex-dividend date, except for certain dividends from foreign securities, which are recorded as soon as the Trust is informed after the ex-dividend date.

Illiquid securities, securities for which reliable quotations or pricing services are not readily available, and all other assets will be valued at their respective fair value as determined in good faith by, or under procedures established by, the Board, which procedures may include the delegation of certain responsibilities regarding valuation to the Advisor or the officers of the Trust. The officers of the Trust report, as necessary, to the Board regarding portfolio valuation determination. The Board, from time to time, will review these methods of valuation and will recommend changes, which may be necessary to assure that the investments of the Fund are valued at fair value.

PURCHASE AND REDEMPTION OF SHARES

MINIMUM INVESTMENT REQUIREMENTS


Any request for a redemption (including pursuant to check writing privileges) by an investor whose account balance is (a) below the currently applicable minimum investment, or (b) would be below that minimum as a result of the redemption, will be treated as a request by the investor of a complete redemption of that account. In addition, the Trust may redeem an account whose balance (due in whole or in part to redemptions since the time of last purchase) has fallen below the minimum investment amount applicable at the time of the shareholder's most recent purchase of Fund shares (unless the shareholder brings his or her account value up to the currently applicable minimum investment).


TAX CONSEQUENCES

Note that in the case of tax-qualified retirement plans, a redemption from such a plan may have adverse tax consequences. A shareholder contemplating such a redemption should consult his or her own tax adviser. Other shareholders should consider the tax consequences of any redemption.

SUSPENSION OF THE RIGHT OF REDEMPTION

The Fund may suspend the right of redemption or the date of payment: (i) for any period during which the NYSE is closed (other than customary weekend or holiday closings), or trading is restricted; (ii) for any period during which an emergency exists so that disposal of Fund investments or the determination of its NAV is not reasonably practicable; or (iii) for such other periods as the SEC, by order, may permit for the protection of Fund investors. In cases where Nasdaq, the CME, Chicago Board Options Exchange ("CBOE"), CBOT, or any foreign market where the Fund's securities trade, as appropriate, is closed or trading is restricted, the Fund may ask the SEC to permit the right to redemption to be suspended. On any day that any of the securities exchanges on which the Fund's securities trade close early (such as on days in advance of holidays generally observed by participants in these markets), or as permitted by the SEC, the right is reserved to advance the time on that day by which purchase and redemption orders must be received. Any order received after that time will receive the next business day's NAV.

HOLIDAYS


The NYSE, the Federal Reserve Bank of New York, the Nasdaq, the CME, the CBOT, and other U.S. exchanges are closed on weekends and on the following holidays:
(i) New Year's Day, Martin Luther King Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Columbus Day (the CBOT and CME will have abbreviated trading schedules), Thanksgiving Day, and Christmas Day; and
(ii) the preceding Friday if any of these holidays falls on a Saturday, or the subsequent Monday if any of these holidays falls on a Sunday. Although the Trust expects the same holiday schedules to be observed in the future, each of the aforementioned exchanges may modify its holiday schedule at any time. In addition, the U.S. Government bond market is closed on Columbus Day, and as of December 6, 2004, the U.S. Government bond market will likely close early the day before Columbus Day and Veterans' Day, as recommended by the Bond Market Association.

The national Japanese holidays affecting the relevant securities markets in Japan are as follows: New Year's Day; Coming-of-Age Day; National Foundation
Day; Vernal Equinox Day; Greenery Day; Constitution Memorial Day; Children's Day; Marine Day; Respect-of-the-Aged Day; Autumnal Equinox Day; Health-Sports Day; Culture Day; Labor Thanksgiving Day; and Emperor's Birthday. Although the Trust expects this same holiday schedule to be observed in the future, the Japanese exchange may modify its holiday schedule at any time.

National holidays in the various European countries will also affect the relevant European securities markets. Due to the variety of holidays in each EU country as well as Switzerland, those holidays are not listed here.


REDEMPTIONS IN-KIND

The Trust intends to pay your redemption proceeds in cash. However, under unusual conditions that make the payment in cash unwise (and for the protection of the remaining shareholders of a Fund) the Trust reserves the right to pay all, or part, of your redemption proceeds in liquid securities with a market value equal to the redemption price (redemption in-kind). The Trust has elected to be governed by Rule 18f-1 under the 1940 Act under which the Trust is obligated to redeem shares for any one shareholder in cash only up to the lesser of $250,000 or 1% of a Fund's NAV during any 90-day period. Although it is highly unlikely that your shares would ever actually be redeemed in kind, you would probably have to pay brokerage costs to sell the securities distributed to you.

A-CLASS SHARES - INITIAL SALES CHARGES, REDUCTIONS AND WAIVERS


INITIAL SALES CHARGES/DEALER REALLOWANCES. A-Class Shares of the Fund are sold subject to a front-end sales charge as described in the Fund's A-Class Shares Prospectus. The sales charge is used to compensate the Distributor and participating securities dealers for their expenses incurred in connection with the distribution of the Fund's shares. You may also be charged a transaction or other fee by the financial institution managing your account.


Selling dealers are normally reallowed a portion of the sales charge by the Distributor. The following table shows the amount of the front-end sales charge that is reallowed to dealers as a percentage of the offering price of A-Class Shares.

-----------------------------------------------------------------------------------------

AMOUNT OF INVESTMENT                  AUTHORIZED DEALER COMMISSION AS % OF OFFERING PRICE
-----------------------------------------------------------------------------------------
Less than $100,000                                           4.00%
-----------------------------------------------------------------------------------------
$100,000 but less than $250,000                              3.00%
-----------------------------------------------------------------------------------------
$250,000 but less than $500,000                              2.25%
-----------------------------------------------------------------------------------------
$500,000 but less than $1,000,000                            1.20%
-----------------------------------------------------------------------------------------
Greater than $1,000,000                                      1.00%
-----------------------------------------------------------------------------------------

REDUCED SALES CHARGES. You may qualify for reduced sales charges or sales charge exceptions. To qualify for these reductions or exceptions, you or your securities dealer are responsible for providing sufficient information at the time of purchase to verify that your purchase qualifies for such treatment.

RIGHTS OF ACCUMULATION


You may qualify for reduced initial sales charges based upon your existing investment in shares of any Rydex Fund at the time of the proposed purchase. To determine whether or not a reduced initial sales charge applies to a proposed purchase, the Distributor takes into account not only the money which is invested upon such proposed purchase, but also the value of all A-Class and C-Class shares of the Rydex Funds that you own (other than A-Class Shares of the U.S. Government Money Market Fund, as discussed in its Prospectus), calculated at their then current public offering price.


If you qualify for a reduced sales charge, the reduced sales charge applies to the total amount of money being invested, even if only a portion of that amount exceeds the breakpoint for the reduced sales charge. For example, if you already own qualifying A-Class or C-Class Shares of any Rydex Fund with a value of $80,000 and wish to invest an additional $40,000 in an A-Class Share of the Fund, the reduced initial sales charge of 4.75% will apply to the full $40,000 purchase and not just to the $20,000 in excess of the $100,000 breakpoint.

To qualify for obtaining the discount applicable to a particular purchase, you or your securities dealer must furnish the Servicer with a list of the account numbers and the names in which your Rydex Fund accounts are registered at the time the purchase is made.

      AGGREGATING ACCOUNTS (GROUP PURCHASES)


      1. To receive a reduced sales charge on A-Class Shares, investments in any A-Class or C-Class shares (other than A-Class Shares of the U.S. Government Money Market Fund, as discussed in its Prospectus) made by you, your spouse and your children under the age of 21 may be aggregated if made for your/their own account(s) and:


o trust accounts established by the above individuals. However, if the person(s) who established the trust is/are deceased, the trust account may be aggregated with accounts of the person who is the primary beneficiary of the trust;

o     solely controlled business accounts;

o     single participant retirement plans; or

o endowments or foundations established and controlled by you or your immediate family.

      2. Investments made by a trustee or other fiduciary for a single trust estate or fiduciary account and multiple-employee benefit plans of a single employer or affiliated employers - provided they are not aggregated with individual accounts - may also be aggregated.

      3. Similarly, investments made for participant accounts of a 403(b) plan that is treated like an employer-sponsored plan, or multiple 403(b) plans of a single employer or affiliated employers, may be aggregated. In addition, investments made for non-profit, charitable or educational organizations (or any employer-sponsored retirement plan for such an endowment or foundation) or any endowments or foundations established and controlled by the organization may be aggregated. Finally, investments made by a common trust fund or other diversified pooled accounts not specifically formed for the purpose of accumulating fund shares may be aggregated.

      SOME ACCOUNTS CANNOT BE AGGREGATED. At the request of certain investment firms, some accounts are set up as "street name" or "nominee" accounts. This means that the investment firm has sole access, and that the Fund has limited access, to the investment firm's clients' account information. Since the Servicer has little or no access to certain nominee or street name account information, these accounts generally may not be aggregated for the purpose of receiving reduced sales charges. Check with your securities dealer to determine if this applies to your account.

LETTERS OF INTENT

You may also pay reduced initial sales charges by indicating on the account application that you intend to provide a Letter of Intent ("LOI"), and then fulfilling the conditions of that LOI.

The LOI confirms the total investment in shares of the Rydex Funds that you intend to make within the next 13 months. By marking the LOI section on the account application and by signing the account application, you indicate that you understand and agree to the terms of the LOI and that you are bound by the provisions described below:

      CALCULATING THE INITIAL SALES CHARGE:

o Each purchase of Fund shares normally subject to an initial sales charge made during the 13-month period will be made at the public offering price applicable to a single transaction of the total dollar amount indicated by the LOI (to determine what the applicable public offering price is, look at the sales charge table in the section on "Initial Sales Charges" in the Prospectus).

o It is your responsibility at the time of purchase to specify the account numbers that should be considered in determining the appropriate sales charge.

o The offering price may be further reduced as described below above under "Rights of Accumulation" if the Servicer is advised of all other accounts at the time of the investment.

o Shares acquired through reinvestment of dividends and capital gains distributions will not be applied to the LOI.

      CALCULATING THE NUMBER OF SHARES TO BE PURCHASED

o Purchases made within 90 days before signing an LOI will be applied toward completion of the LOI. The LOI effective date will be the date of the first purchase within the 90-day period.

o Purchases made more than 90 days before signing an LOI will be applied toward the completion of the LOI based on the value of the shares purchased that is calculated at the public offering price on the effective date of the LOI.

o If you meet the original obligation at any time during the 13-month period, you may revise the intended investment amount upward by submitting a written and signed request. This revision will not change the original expiration date.

o The Servicer will process necessary adjustments upon the expiration or completion date of the LOI.

      FULFILLING THE INTENDED INVESTMENT

o By signing an LOI, you are not making a binding commitment to purchase additional shares, but if purchases made within the 13-month period do not total the amount specified, you will have to pay the increased amount of sales charge.

o To assure compliance with the provisions of the 1940 Act, the Servicer will escrow in the form of shares an appropriate dollar amount (computed to the nearest full share) out of the initial purchase (or subsequent purchases if necessary). All dividends and any capital gain distributions on the escrowed shares will be credited to you. All shares purchased, including those escrowed, will be registered in your name. If the total investment specified under this LOI is completed within the 13-month period, the escrowed shares will be promptly released.

o If the intended investment is not completed, you will pay the Servicer the difference between the sales charge on the specified amount and the sales charge on the amount actually purchased. If you do not pay such difference within 20 days of the expiration date, you irrevocably appoint the Servicer as your attorney-in-fact to surrender for redemption any or all shares, to make up such difference within 60 days of the expiration date.

      CANCELING THE LOI

o If at any time before completing the LOI Program you wish to cancel the agreement, you must give written notice to the Distributor.

o If at any time before completion the LOI Program you request the Servicer to liquidate or transfer beneficial ownership of your total shares, the LOI will be automatically canceled. If the total amount purchased is less than the amount specified in the LOI, the Servicer will redeem an appropriate number of escrowed shares equal to the difference between the sales charge actually paid and the sales charge that would have been paid if the total purchases had been made at a single time.

SALES CHARGE WAIVERS. The A-Class Shares' initial sales charges will be waived for certain types of investors, as described in the Prospectus.

DIVIDENDS, DISTRIBUTIONS, AND TAXES

DIVIDENDS AND DISTRIBUTIONS


Dividends from net investment income and any distributions of net realized capital gains from the Fund will be distributed as described in the Fund's Prospectuses under "Dividends and Distributions." Normally, all such distributions of the Fund will automatically be reinvested without charge in additional shares of the same Fund.


FEDERAL INCOME TAXES

The following is only a summary of certain additional federal income tax considerations generally affecting the Fund and its shareholders that are not described in the Prospectuses. No attempt is made to present a detailed explanation of the federal, state, local or foreign tax treatment of the Fund or its shareholders, and the discussion here and in the Prospectuses is not intended to be a substitute for careful tax planning.

The following general discussion of certain federal income tax consequences is based on the Internal Revenue Code of 1986, as amended, (the "Code") and the regulations issued thereunder as in effect on the date of this SAI. New legislation, as well as administrative changes or court decisions, may significantly change the conclusions expressed herein, and may have a retroactive effect with respect to the transactions contemplated herein.

REGULATED INVESTMENT COMPANY STATUS


A fund that qualifies as a regulated investment company ("RIC") under Subchapter M of the Code will not be subject to federal income taxes on the net investment income and net realized capital gains that the fund distributes to the Fund's shareholders. The Fund will seek to qualify for treatment as a regulated investment RIC under the Code. Provided that for each tax year the Fund: (i) meets the requirements to be treated as a RIC (as discussed below); and (ii) distributes at least 90% of the Fund's net investment income for such year (including, for this purpose, the excess, if any, of net realized short-term capital gains over net long-term capital losses), the Fund itself will not be subject to federal income taxes to the extent the Fund's net investment income and the Fund's net realized capital gains, if any, are distributed to the Fund's shareholders. One of several requirements for RIC qualification is that the Fund must receive at least 90% of the Fund's gross income each year from dividends, interest, payments with respect to securities loans, gains from the sale or other disposition of securities or foreign currencies, or other income derived with respect to the Fund's investments in stock, securities, and foreign currencies or the securities of one or more qualified publicly traded partnerships (the "90% Test"). A second requirement for qualification as a RIC is that the Fund must diversify its holdings so that, at the end of each fiscal quarter of the Fund's taxable year: (a) at least 50% of the market value of the Fund's total assets is represented by cash and cash items, U.S. Government securities, securities of other RICs, and other securities, with these other securities limited, in respect to any one issuer, to an amount not greater than 5% of the value of the Fund's total assets or 10% of the outstanding voting securities of such issuer; and (b) not more than 25% of the value of its total assets are invested in the securities (other than U.S. Government securities or securities of other RICs) of any one issuer or two or more issuers which the Fund controls and which are engaged in the same, similar, or related trades or businesses, or the securities of one or more qualified publicly traded partnerships (the "Asset Test"). Income from investments in precious metals and in precious minerals will not qualify as gross income from "securities" for purposes of the 90% Test.


Income and gains from transactions in commodities such as precious metals and minerals will not qualify as gross income from "securities" for purposes of the 90% Test.

In the event of a failure by the Fund to qualify as a RIC, the Fund would be subject to tax on its taxable income at corporate rates, and the Fund's distributions, to the extent such distributions are derived from the Fund's current or accumulated earnings and profits, would constitute dividends that would be taxable to the shareholders of the Fund as ordinary income. Such distributions would be eligible for the dividends received deduction for corporate shareholders, and for the lower tax rates applicable to qualified dividend income received by individual shareholders, subject to certain limitations. This treatment would also apply to any portion of the distributions that might have been treated in the shareholder's hands as long-term capital gains, as discussed below, had the Fund qualified as a RIC. The Board reserves the right not to maintain the qualification of the Fund as a regulated investment company if it determines such course of action to be beneficial to shareholders. If the Fund determines that it will not qualify as a RIC under Subchapter M of the Code, the Fund will establish procedures to reflect the anticipated tax liability in the Fund's NAV.

The Fund will generally be subject to a nondeductible 4% federal excise tax to the extent it fails to distribute by the end of any calendar year 98% of its ordinary income for the year and 98% of its capital gain net income, plus certain other amounts. The Fund intends to make sufficient distributions, or deemed distributions, to avoid imposition of the excise tax but can make no assurances that all such tax liability will be eliminated.

The Fund intends to distribute substantially all its net investment income and net realized capital gains to shareholders, at least annually. The distribution of net investment income and net realized capital gains will be taxable to Fund shareholders regardless of whether the shareholder elects to receive these distributions in cash or in additional shares. All or a portion of the net investment income distributions may be treated as qualified dividend income (eligible for the reduced maximum rate to individuals of 15% (5% for individuals in lower tax brackets)) to the extent that the Fund receives qualified dividend income. Qualified dividend income is, in general, dividend income from taxable domestic corporations and certain foreign corporations (I.E., foreign corporations incorporated in a possession of the United States or in certain countries with a comprehensive tax treaty with the United States, or the stock of which is readily tradable on an established securities market in the United States).


In order for some portion of the dividends received by the Fund's shareholders to be qualified dividend income, the Fund must meet holding period and other requirements with respect to the dividend paying stocks in its portfolio, and the shareholder must meet holding period and other requirements with respect to the Fund's shares. Distributions reported to Fund shareholders as long-term capital gains shall be taxable as such (currently at a maximum rate of 15%), regardless of how long the shareholder has owned the shares. Fund shareholders will be notified annually by the Fund as to the federal tax status of all distributions made by the Fund. Distributions may be subject to state and local taxes.

Absent further legislation, the maximum 15% tax rate on qualified dividend income and long-term capital gains will cease to apply to taxable years beginning after December 31, 2010.


Shareholders who have not held Fund shares for a full year should be aware that the Fund may designate and distribute, as ordinary income or capital gain, a percentage of income that is not equal to the actual amount of such income earned during the period of investment in the Fund.

If the Fund's distributions exceed its taxable income and capital gains realized during a taxable year, all or a portion of the distributions made in the same taxable year may be recharacterized as a return of capital to shareholders. A return of capital distribution will generally not be taxable, but will reduce each shareholder's cost basis in the Fund and result in a higher reported capital gain or lower reported capital loss when those shares on which the distribution was received are sold.

Sales, redemptions and exchanges of Fund shares are generally taxable transactions for federal and state income tax purposes. In general, if you hold your shares as a capital asset, gain or loss realized will be capital in nature and will be classified as long-term or short-term, depending on the length of the time shares have been held.

The Fund will inform you of the amount of your ordinary income dividends, qualified dividend income, and capital gain distributions shortly after the close of each calendar year.

All or a portion of any loss realized upon the redemption of Fund shares will be disallowed to the extent that other shares in the Fund are purchased (through reinvestment of dividends or otherwise) within 30 days before or after a share redemption. Any loss disallowed under these rules will be added to the tax basis in the newly purchased shares. In addition, any loss realized by a shareholder on the disposition of shares held for six months or less is treated as a long-term capital loss to the extent of any distributions of any net long-term capital gains received by the shareholder with respect to such shares.

SPECIAL TAX CONSIDERATIONS

FOREIGN CURRENCY TRANSACTIONS. In general, gains from "foreign currencies" and from foreign currency options, foreign currency futures, and forward foreign exchange contracts ("forward contracts") relating to investments in stock, securities, or foreign currencies will be qualifying income for purposes of determining whether the Fund qualifies as a RIC. It is currently unclear, however, whether certain foreign currency instruments will be treated as securities and who will be treated as the issuer of a foreign currency instrument for purposes of the RIC diversification requirements applicable to a Fund.

Under the Code, special rules are provided for certain transactions in a foreign currency other than the taxpayer's functional currency (I.E., unless certain special rules apply, currencies other than the U.S. Dollar). In general, foreign currency gains or losses from forward contracts, from futures contracts that are not "regulated futures contracts," and from unlisted options will be treated as ordinary income or loss under the Code. Also, certain foreign exchange gains derived with respect to foreign fixed-income securities are also subject to special treatment. In general, any such gains or losses will increase or decrease the amount of the Fund's investment company taxable income available to be distributed to shareholders as ordinary income, rather than increasing or decreasing the amount of the Fund's net capital gain. Additionally, if such losses exceed other investment company taxable income during a taxable year, the Fund would not be able to make any ordinary dividend distributions.

OPTIONS TRANSACTIONS BY THE FUND

If a call option written by the Fund expires, the amount of the premium received by the Fund for the option will be short-term capital gain to the Fund. If such an option is closed by the Fund, any gain or loss realized by the Fund as a result of the closing purchase transaction will be short-term capital gain or loss. If the holder of a call option exercises the holder's right under the option, any gain or loss realized by the Fund upon the sale of the underlying security or underlying futures contract pursuant to such exercise will be short-term or long-term capital gain or loss to the Fund depending on the Fund's holding period for the underlying security or underlying futures contract.

With respect to call options purchased by the Fund, the Fund will realize short-term or long-term capital gain or loss if such option is sold and will realize short-term or long-term capital loss if the option is allowed to expire depending on the Fund's holding period for the call option. If such a call option is exercised, the amount paid by the Fund for the option will be added to the basis of the stock or futures contract so acquired.

The Fund has available to it a number of elections under the Code concerning the treatment of option transactions for tax purposes. The Fund will utilize the tax treatment that, in the Fund's judgment, will be most favorable to a majority of investors in the Fund. Taxation of these transactions will vary according to the elections made by the Fund. These tax considerations may have an impact on investment decisions made by the Fund.


The Fund, in its operations, also will utilize options on securities indices. Options on "broad based" securities indices are classified as "non-equity options" under the Code. Gains and losses resulting from the expiration, exercise, or closing of such non-equity options, as well as gains and losses resulting from futures contract transactions, will be treated as long-term capital gain or loss to the extent of 60% thereof and short-term capital gain or loss to the extent of 40% thereof (hereinafter, "blended gain or loss"). In addition, any non-equity option and futures contract held by the Fund on the last day of a fiscal year will be treated as sold for market value on that date, and gain or loss recognized as a result of such deemed sale will be blended gain or loss.

The trading strategies of the Fund involving non-equity options on stock indices may constitute "straddle" transactions. "Straddles" may affect the taxation of such instruments and may cause the postponement of recognition of losses incurred in certain closing transactions. The Fund will also have available a number of elections under the Code concerning the treatment of option transactions for tax purposes. Each such Fund will utilize the tax treatment that, in the Fund's judgment, will be most favorable to a majority of investors in the Fund. Taxation of these transactions will vary according to the elections made by the Fund. These tax considerations may have an impact on investment decisions made by the Fund.

The Fund's transactions in certain options, under some circumstances, could preclude the Fund from qualifying for the special tax treatment available to investment companies meeting the requirements of Subchapter M of the Code.


The Fund may invest in complex securities. These investments may be subject to numerous special and complex tax rules. These rules could affect whether gains and losses recognized by the Fund are treated as ordinary income or capital gain, accelerate the recognition of income to the Fund and/or defer the Fund's ability to recognize losses. In turn, those rules may affect the amount, timing or character of the income distributed to you by the Fund.

BACK-UP WITHHOLDING

In certain cases the Fund will be required to withhold and remit to the U.S. Treasury an amount equal to the applicable back-up withholding rate applied to reportable taxable dividends and distributions, as well as the proceeds of any redemptions of Fund shares, paid to a shareholder who: (1) has failed to provide a correct taxpayer identification number (usually the shareholder's social security number); (2) is subject to back-up withholding by the Internal Revenue Service ("IRS"); (3) has failed to provide the Fund with the certifications required by the IRS to document that the shareholder is not subject to back-up withholding; or (4) has failed to certify that he or she is a U.S. person (including a U.S. resident alien).

OTHER ISSUES


With respect to investments in STRIPs and other zero coupon securities which are sold at original issue discount and thus do not make periodic cash interest payments, the Fund will be required to include as part of its current income the imputed interest on such obligations even though the Fund has not received any interest payments on such obligations during that period. Because the Fund distributes all of its net investment income to its shareholders, the Fund may have to sell Fund securities to distribute such imputed income which may occur at a time when the Advisor would not have chosen to sell such securities and which may result in taxable gain or loss.


The Fund may be subject to tax or taxes in certain states where the Fund does business. Furthermore, in those states which have income tax laws, the tax treatment of the Fund and of Fund shareholders with respect to distributions by the Fund may differ from federal tax treatment. In some states ownership of fund shares may also be subject to state and local taxation. Many states grant tax-free status to dividends paid to you from interest earned on direct obligations of the U.S. Government, subject in some states to minimum investment requirements that must be met by the Fund. Investment in Government National Mortgage Association or Fannie Mae securities, banker's acceptances, commercial paper and repurchase agreements collateralized by U.S. Government securities do not generally qualify for such tax-free treatment. The rules on exclusion of this income are different for corporate shareholders.

Shareholders are urged to consult their own tax advisers regarding the application of the provisions of tax law described in this SAI in light of the particular tax situations of the shareholders and regarding specific questions as to federal, state, or local taxes.

OTHER INFORMATION

PORTFOLIO HOLDINGS

The Board has approved portfolio holdings disclosure policies that govern the timing and circumstances of disclosure to shareholders and third parties of information regarding the portfolio investments held by the Fund. These policies and procedures, as described below, are designed to ensure that disclosure of portfolio holdings is in the best interests of Fund shareholders, and address conflicts of interest between the interests of

Fund shareholders and those of the Fund's Advisor, principal underwriter, or any affiliated person of the Fund, the Advisor, or the principal underwriter.


Information concerning the Fund's portfolio holdings may be disclosed in the ordinary course of business and as frequently as daily, but no earlier than one business day following the date of the information, to (i) certain personnel of those Service Providers that are involved in portfolio management and providing administrative, operational, risk management, or other support to portfolio management, including affiliated broker-dealers, and (ii) other personnel of the Advisor and other Service Providers, such as the Fund's administrator, custodian and fund accountant, who deal directly with, or assist in, functions related to investment management, administration, custody and fund accounting, as may be necessary to conduct business in the ordinary course in a manner consistent with agreements with the Fund and/or the terms of the Fund's current registration statement.

The Fund's Chief Compliance  Officer,  or a Compliance Manager designated by the
Chief Compliance Officer, may also grant exceptions to permit additional disclosure of Fund portfolio holdings information at differing times and with different lag times (the period from the date of the information to the date the information is made available), if any, in instances where the Fund has legitimate business purposes for doing so, it is in the best interests of shareholders, and the recipients are subject to a duty of confidentiality, including a duty not to trade on the nonpublic information and are required to execute an agreement to that effect. The Board will be informed of any such disclosures at its next regularly scheduled meeting or as soon as is reasonably practicable thereafter. In no event shall the Fund, the Advisor, or any other party receive any direct or indirect compensation in connection with the disclosure of information about the Fund's portfolio holdings.

The Board exercises continuing oversight of the disclosure of the Fund's portfolio holdings by (1) overseeing the implementation and enforcement of the Portfolio Holdings Disclosure Policies and Procedures, the Code of Ethics, and the Protection of Non-Public Information Policies and Procedures (collectively, the portfolio holdings governing policies) by the Fund's Chief Compliance Officer and the Fund, (2) considering reports and recommendations by the Chief Compliance Officer concerning any material compliance matters (as defined in Rule 38a-1 under the 1940 Act and Rule 206(4)-7 under the Investment Advisers Act of 1940) that may arise in connection with any portfolio holdings governing policies, and (3) considering whether to approve or ratify any amendment to any portfolio holdings governing policies. The Board and the Fund reserve the right to amend the Policies and Procedures at any time and from time to time without prior notice in their sole discretion. For purposes of the Policies and Procedures, the term "portfolio holdings" means the equity and debt securities (E.G., stocks and bonds) held by the Fund and does not mean the cash investments, derivatives, and other investment positions (collectively, other investment positions) held by the Fund.


In addition to the permitted disclosures described above, the Fund must disclose its complete holdings quarterly within 60 days of the end of each fiscal quarter in the Annual Report and Semi-Annual Report to Fund shareholders and in the quarterly holdings report on Form N-Q. These reports are available, free of charge, on the EDGAR database on the SEC's web site at www.sec.gov.

VOTING RIGHTS

You receive one vote for every full Fund share owned. The Fund or class of the Fund will vote separately on matters relating solely to the Fund or class. All shares of the Fund are freely transferable.

As a Delaware statutory trust, the Trust is not required to hold annual Shareholder meetings unless otherwise required by the 1940 Act. However, a meeting may be called by Shareholders owning at least 10% of the outstanding shares of the Trust. If a meeting is requested by Shareholders, the Trust will provide appropriate assistance and information to the Shareholders who requested the meeting. Shareholder inquiries can be made by calling 800.820.0888 or 301.296.5100, or by writing to the Trust at 9601 Blackwell Road, Suite 500, Rockville, Maryland 20850.

REPORTING

You will receive the Trust's unaudited financial information and audited financial statements. In addition, the Trust will send you proxy statements and other reports. If you are a customer of a financial institution that has purchased shares of the Fund for your account, you may, depending upon the nature of your account, receive all or a portion of this information directly from your financial institution.

SHAREHOLDER INQUIRIES

You  may  visit  the  Trust's  web  site  at  WWW.RYDEXINVESTMENTS.COM  or  call
800.820.0888 or 301.296.5100 to obtain information on account statements, procedures, and other related information.

COUNSEL

Morgan, Lewis & Bockius LLP, 1111 Pennsylvania Avenue NW, Washington, DC 20004, serves as counsel to the Trust.


INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Ernst & Young LLP, Two Commerce Square, 2001 Market Street, Philadelphia, Pennsylvania 19103, serves as the independent registered public accounting firm to the Trust and each of the Funds.

CUSTODIAN

U.S. Bank, N.A. (the "Custodian"), 425 Walnut Street, Cincinnati, Ohio 45202, serves as custodian for the Trust and the Funds under a custody agreement between the Trust and the Custodian. Under the custody agreement, the Custodian holds the portfolio securities of each Fund and maintains all necessary related accounts and records.

                                   APPENDIX A

BOND RATINGS

Below is a description of Standard & Poor's Ratings Group ("Standard & Poor's") and Moody's Investors Service, Inc. ("Moody's") bond rating categories.

STANDARD & POOR'S RATINGS
GROUP CORPORATE BOND RATINGS

AAA - This is the highest rating assigned by Standard & Poor's to a debt obligation and indicates an extremely strong capacity to pay principal and interest.

AA - Bonds rated "AA" also qualify as high-quality debt obligations. Capacity to pay principal and interest is very strong, and in the majority of instances they differ from "AAA" issues only in small degree.

A - Bonds rated "A" have a strong capacity to pay principal and interest, although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than bonds in higher rated categories.

BBB - Bonds rated "BBB" are regarded as having an adequate capability to pay principal and interest. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay principal and interest for bonds in this category than for bonds in higher rated categories.

BB - Bonds rated "BB" have less near-term vulnerability to default than other speculative issues. However, they face major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to inadequate capacity to meet timely interest and principal payments.

B - Bonds rated "B" have a greater vulnerability to default but currently have the capacity to meet interest payments and principal repayments. Adverse business, financial, or economic conditions will likely impair capacity or willingness to pay interest and repay principal.

CCC - Bonds rated "CCC" have a currently identifiable vulnerability to default and are dependent upon favorable business, financial, and economic conditions to meet timely payment of interest and repayment of principal. In the event of adverse business, financial, or economic conditions, they are not likely to have the capacity to pay interest and repay principal.

MOODY'S INVESTORS SERVICE, INC.
CORPORATE BOND RATINGS

Aaa - Bonds rate "Aaa" are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to a "gilt-edged." Interest payments are protected by a large or by an exceptionally stable margin, and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa - Bonds rate "Aa" are judged to be of high quality by all standards. Together with the Aaa group, they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protections may not be as large as in "Aaa" securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long term risk appear somewhat larger than in Aaa securities.

A - Bonds rated "A" possess many favorable investment attributes, and are to be considered as upper medium grade obligations. Factors giving security principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.

Baa - Bonds rated "Baa" are considered as medium grade obligations (I.E., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba - Bonds rated "Ba" are judged to have speculative elements. Their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B - Bonds rated "B" generally lack characteristics of the desirable investment. Assurance of interest and principal payments or maintenance of other terms of the contract over any longer period of time may be small.

Caa - Bonds rated "Caa" are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

                                   APPENDIX B

                                RYDEX INVESTMENTS
                      PROXY VOTING POLICIES AND PROCEDURES

I.    INTRODUCTION

PADCO Advisors, Inc. and PADCO Advisors II, Inc., together doing business as Rydex Investments, generally are responsible for voting proxies with respect to securities held in client accounts, including clients registered as investment companies under the Investment Company Act of 1940 ("Funds") and clients that are pension plans ("Plans") subject to the Employee Retirement Income Security Act of 1974 ("ERISA"). This document sets forth Rydex Investments' policies and guidelines with respect to proxy voting and its procedures to comply with SEC Rule 206(4)-6 under the Investment Advisers Act of 1940. Specifically, Rule 206(4)-6 requires that we:

      o Adopt and implement written policies and procedures reasonably designed to ensure that we vote client securities in the best interest of clients;

      o Disclose to clients how they may obtain information from us about how we voted proxies for their securities; and

      o Describe our proxy voting policies and procedures to clients and furnish them a copy of our policies and procedures on request.

II.   PROXY VOTING POLICIES AND PROCEDURES

A.    Proxy Voting Policies

Proxies may have economic value and, where Rydex Investments is given responsibility for voting proxies, we must take reasonable steps under the circumstances to ensure that proxies are received and voted in the best long-term economic interests of our clients, which generally means voting proxies with a view to enhancing the value of the shares of stock held in client accounts, considering all relevant factors and without undue influence from individuals or groups who may have an economic interest in the outcome of the proxy vote. Our authority is initially established by our advisory contracts or comparable documents. Clients, however, may change their proxy voting direction at any time.

The  financial  interest  of  our  clients  is  the  primary   consideration  in
determining how proxies should be voted. Any material conflicts of interest between Rydex Investments and our clients with respect to proxy voting are resolved in the best interests of clients, in accordance with the procedures described in Section III below.

B.    Proxy Voting Procedures

Rydex Investments utilizes the services of an outside proxy voting firm, Institutional Shareholder Services ("ISS"), to act as agent for the proxy process, to maintain records on proxy votes for our clients, and to provide independent research on corporate governance, proxy and corporate responsibility issues. In the absence of contrary instructions received from Rydex Investments, ISS will vote proxies in accordance with the proxy voting guidelines (the "Guidelines") attached as SCHEDULE A hereto, as such Guidelines may be revised from time to time by Rydex Investments' portfolio management group (the "Committee"). Under its arrangement with ISS, Rydex Investments has agreed to:

      o Provide ISS with a copy of the Guidelines and to inform ISS promptly of any changes to the Guidelines;

      o Deliver to ISS, on a timely basis, all documents, information and materials necessary to enable ISS to provide the services contemplated to be performed by it on a timely and efficient basis (such as conveying to ISS a power of attorney with respect to the services to be provided hereunder and providing ISS on a timely basis with Rydex Investments' authorized stamp, proxy cards, special voting instructions, authorization letters to custodian banks and any other materials necessary for the performance by ISS of its duties);

      o Provide ISS with a data file containing portfolio information (such as account numbers, share amounts, and security identifiers such as cusip and/or sedol numbers) on a regular basis; and

      o Coordinate with ISS with respect to the classification of proxy items and for the treatment of items not clearly defined under the Guidelines.

III.  RESOLVING POTENTIAL CONFLICTS OF INTEREST

The Committee is responsible for identifying potential conflicts of interest in regard to the proxy voting process. Examples of potential conflicts of interest include:

      o Managing a pension plan for a company whose management is soliciting proxies;

      o Having a material business relationship with a proponent of a proxy proposal in which this business relationship may influence how the proxy vote is cast; and

      o     Rydex Investments,  its employees or affiliates having a business or
            personal   relationship   with  participants  in  a  proxy  contest,
            corporate directors or candidates for directorships.

To ensure that all proxies are voted in the best interests of clients and are not the product of any potential conflict of interest, if a potential conflict of interest exists Rydex Investments will instruct ISS to vote in accordance with the established Guidelines. In the absence of established Guidelines (I.E., in instances where the Guidelines provide for a "case-by-case" review), Rydex Investments may vote a proxy regarding that proposal in any of the following manners:

      o REFER PROPOSAL TO THE CLIENT - Rydex Investments may refer the proposal to the client and obtain instructions from the client on how to vote the proxy relating to that proposal.

      o OBTAIN CLIENT RATIFICATION - If Rydex Investments is in a position to disclose the conflict to the client (I.E., such information is not confidential), Rydex Investments may determine how it proposes to vote the proposal on which it has a conflict, fully disclose the nature of the conflict to the client, and obtain the client's consent to how Rydex Investments will vote on the proposal (or otherwise obtain instructions from the client on how the proxy on the proposal should be voted).

      o USE AN INDEPENDENT THIRD PARTY FOR ALL PROPOSALS - Subject to any client imposed proxy voting policies, Rydex Investments may vote all proposals in a proxy according to the policies of an independent third party, such as ISS or a similar entity (or to have the third party vote such proxies).

      o USE AN INDEPENDENT THIRD PARTY TO VOTE THE SPECIFIC PROPOSALS THAT INVOLVE A CONFLICT - Subject to any client imposed proxy voting policies, Rydex Investments may use an independent third party (such as ISS) to recommend how the proxy for specific proposals that involve a conflict should be voted (or to have the third party vote such proxies).

IV.   SECURITIES SUBJECT TO LENDING ARRANGEMENTS

For various legal or administrative reasons, Rydex Investments is often unable to vote securities that are, at the time of such vote, on loan pursuant to a client's securities lending arrangement with the client's custodian. Rydex Investments will refrain from voting such securities where the costs to the client and/or administrative inconvenience of retrieving securities then on loan outweighs the benefit of voting, assuming retrieval under such circumstances is even feasible and/or possible. In certain extraordinary situations, Rydex Investments may seek to have securities then on loan pursuant to such securities lending arrangements retrieved by the client's custodian for voting purposes. This decision will generally be made on a case-by-case basis depending on whether, in Rydex Investments' judgment, the matter to be voted on has critical significance to the potential value of the securities in question, the relative cost and/or administrative inconvenience of retrieving the securities, the significance of the holding and whether the stock is considered a long-term holding. There can be no guarantee that any such securities can be retrieved for such purpose.

V.    SPECIAL ISSUES WITH VOTING FOREIGN PROXIES

Voting proxies with respect to shares of foreign stocks may involve significantly greater effort and corresponding cost due to the variety of regulatory schemes and corporate practices in foreign countries with respect to proxy voting. Because the cost of voting on a particular proxy proposal could exceed the expected benefit to a client (including an ERISA Plan), Rydex Investments may weigh the costs and benefits of voting on proxy proposals relating to foreign securities and make an informed decision on whether voting a given proxy proposal is prudent.

VI.   ASSISTANCE WITH FORM N-PX AND PROXY VOTING RECORD

Rydex Investments shall assist its Fund clients in disclosing the following information on Form N-PX for each proxy matter relating to a portfolio security considered at any shareholder meeting held during the period covered by the report and with respect to which Rydex Investments, or ISS as its agent, voted on the client's behalf by providing the following information to the Fund on a regular quarterly basis within 30 days after the end of the quarter:

      (i)     The name of the issuer of the portfolio security;

      (ii) The exchange ticker symbol of the portfolio security (if available through reasonably practicable means);

      (iii)   The  Council  on  Uniform   Security   Identification   Procedures
              ("CUSIP") number for the portfolio security (if available through reasonably practicable means);

      (iv)    The shareholder meeting date;

      (v)     A brief identification of the matter voted on;

      (vi) Whether the matter was proposed by the issuer or by a security holder;

      (vii) Whether Rydex Investments (or ISS as its agent) cast the client's vote on the matter;

      (viii) How Rydex Investments (or ISS as its agent) cast the client's vote (I.E., for or against proposal, or abstain; for or withhold regarding election of directors); and

      (ix) Whether Rydex Investments (or ISS as its agent) cast the client's vote for or against management.

VII.  DISCLOSURE OF HOW TO OBTAIN VOTING INFORMATION

Rule 206(4)-6 requires Rydex Investments to disclose in response to any client request how the client can obtain information from Rydex Investments on how its securities were voted. Rydex Investments will disclose in Part II of its Form ADV that clients can obtain information on how their securities were voted by making a written request to

Rydex Investments. Upon receiving a written request from a client, Rydex Investments will provide the information requested by the client within a reasonable amount of time.

Rule 206(4)-6 also requires Rydex Investments to describe its proxy voting policies and procedures to clients, and upon request, to provide clients with a copy of those policies and procedures. Rydex Investments will provide such a description in Part II of its Form ADV. Upon receiving a written request from a client, Rydex Investments will provide a copy of this policy within a reasonable amount of time.

If approved by the client, this policy and any requested records may be provided electronically.

VIII. RECORDKEEPING

Rydex Investments shall keep the following records for a period of at least five years, the first two in an easily accessible place:

      (i)   A copy of this Policy;

      (ii)  Proxy Statements received regarding client securities;

      (iii) Records of votes cast on behalf of clients;

      (iv) Any documents prepared by Rydex Investments that were material to making a decision how to vote, or that memorialized the basis for the decision; and

      (v)   Records of client requests for proxy voting information.

With respect to Rydex Investments' Fund clients, each Fund shall maintain a copy of each of the records that is related to proxy votes on behalf of the Fund by Rydex Investments. Additionally, Rydex Investments may keep Fund client records as part of Rydex Investments' records.

Rydex Investments may rely on proxy statements filed on the SEC's EDGAR system instead of keeping its own copies, and may rely on proxy statements and records of proxy votes cast by Rydex Investments that are maintained with a third party, such as ISS, provided that Rydex Investments has obtained an undertaking from the third party to provide a copy of the documents promptly upon request.

                                   SCHEDULE A
                                       TO
                                RYDEX INVESTMENTS
                      PROXY VOTING POLICIES AND PROCEDURES

                             PROXY VOTING GUIDELINES

Rydex Investments believes that management is generally in the best position to make decisions that are essential to the ongoing operation of the company and which are not expected to have a major impact on the corporation and its shareholders. Accordingly, Rydex Investments will generally vote with management on "routine items" of a corporate administrative nature. Rydex Investments will generally review all "non-routine items" (I.E., those items having the potential for major economic impact on the corporation and the long-term value of its shares) on a case-by-case basis.

BOARD OF DIRECTORS

A. Director Nominees in Uncontested Elections                     Vote With Mgt.
B. Chairman and CEO is the Same Person                            Vote With Mgt.
C. Majority of Independent Directors                              Vote With Mgt.
D. Stock Ownership Requirements                                   Vote With Mgt.
E. Limit Tenure of Outside Directors                              Vote With Mgt.
F. Director and Officer Indemnification and Liability
      Protection                                                  Vote With Mgt.
G. Eliminate or Restrict Charitable Contributions                 Vote With Mgt.

PROXY CONTESTS

A. Voting for Director Nominees in Contested Election             Vote With Mgt.
B. Reimburse Proxy Solicitation                                   Vote With Mgt.

AUDITORS

A. Ratifying Auditors                                             Vote With Mgt.

PROXY CONTEST DEFENSES

A. Board Structure - Classified Board                             Vote With Mgt.
B. Cumulative Voting                                              Vote With Mgt.
C. Shareholder Ability to Call Special Meetings                   Vote With Mgt.

TENDER OFFER DEFENSES

A. Submit Poison Pill for shareholder ratification                Case-by-Case
B. Fair Price Provisions                                          Vote With Mgt.
C. Supermajority Shareholder Vote Requirement
      To Amend the Charter or Bylaws                              Vote With Mgt.
D. Supermajority Shareholder Vote Requirement                     Vote With Mgt.

MISCELLANEOUS GOVERNANCE PROVISIONS

A. Confidential Voting                                            Vote With Mgt.
B. Equal Access                                                   Vote With Mgt.
C. Bundled Proposals                                              Vote With Mgt.

CAPITAL STRUCTURE

A. Common Stock Authorization                                     Vote With Mgt.
B. Stock Splits                                                   Vote With Mgt.
C. Reverse Stock Splits                                           Vote With Mgt.
D. Preemptive Rights                                              Vote With Mgt.
E. Share Repurchase Programs                                      Vote With Mgt.

EXECUTIVE AND DIRECTOR COMPENSATION

A. Shareholder Proposals to Limit Executive and
      Directors Pay                                               Case-by-Case
B. Shareholder Ratification of Golden and Tin Parachutes          Vote With Mgt.
C. Employee Stock Ownership Plans                                 Vote With Mgt.
D. 401(k) Employee Benefit Plans                                  Vote With Mgt.

STATE OF INCORPORATION

A. Voting on State Takeover Plans                                 Vote With Mgt.
B. Voting on Reincorporation Proposals                            Vote With Mgt.

MERGERS AND CORPORATE RESTRUCTURINGS

A. Mergers and Acquisitions                                       Case-by-Case
B. Corporate Restructuring                                        Vote With Mgt.
C. Spin-Offs                                                      Vote With Mgt.
D. Liquidations                                                   Vote With Mgt.

SOCIAL AND ENVIRONMENTAL ISSUES

A. Issues with Social/Moral Implications                          Vote With Mgt.

                       STATEMENT OF ADDITIONAL INFORMATION
                               RYDEX SERIES FUNDS

                         9601 Blackwell Road, Suite 500
                            Rockville, Maryland 20850
                           800.820.0888  301.296.5100
                            WWW.RYDEXINVESTMENTS.COM

This Statement of Additional Information ("SAI") relates to Master Class Shares of the following portfolios of Rydex Series Funds (the "Trust"):


                                NOVA MASTER FUND

                        INVERSE OTC STRATEGY MASTER FUND
                       (FORMERLY, INVERSE OTC MASTER FUND)

                      INVERSE S&P 500 STRATEGY MASTER FUND
                     (FORMERLY, INVERSE S&P 500 MASTER FUND)

                INVERSE GOVERNMENT LONG BOND STRATEGY MASTER FUND
              (FORMERLY, INVERSE GOVERNMENT LONG BOND MASTER FUND)

This SAI is not a prospectus. It should be read in conjunction with the Funds' prospectus (the "Prospectus"). Capitalized terms not defined herein are defined in the Prospectus. Copies of the Funds' Prospectus are available, without charge, upon request to the Trust at the address listed above or by telephoning the Trust at the telephone numbers listed above. The Funds' financial statements for the fiscal year ended March 31, 2007 are included in the Funds' Annual Reports to Shareholders, which have been filed with the U.S. Securities and Exchange Commission and is incorporated herein by reference.

                     The date of this SAI is August 1, 2007

                       STATEMENT OF ADDITIONAL INFORMATION

                                TABLE OF CONTENTS


                                                                            PAGE
                                                                            ----

GENERAL INFORMATION ABOUT THE TRUST .....................................     2

INVESTMENT POLICIES, TECHNIQUES AND RISK FACTORS ........................     2

INVESTMENT RESTRICTIONS .................................................    16

BROKERAGE ALLOCATION AND OTHER PRACTICES ................................    18

MANAGEMENT OF THE TRUST .................................................    22

DETERMINATION OF NET ASSET VALUE ........................................    34

PURCHASE AND REDEMPTION OF SHARES .......................................    35

DIVIDENDS, DISTRIBUTIONS, AND TAXES .....................................    36

OTHER INFORMATION .......................................................    40

INDEX PUBLISHER .........................................................    42

COUNSEL .................................................................    42

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM ...........................    42

CUSTODIAN ...............................................................    43

FINANCIAL STATEMENTS ....................................................    43

APPENDIX A - DESCRIPTION OF BOND RATINGS ................................   A-1

APPENDIX B - RYDEX INVESTMENTS PROXY VOTING POLICIES AND PROCEDURES .....   B-1

GENERAL INFORMATION ABOUT THE TRUST

The Trust, an open-end management investment company, was organized as a Delaware statutory trust on February 10, 1993. The Trust is permitted to offer separate series (I.E., funds) and different classes of shares, and additional series and/or classes of shares may be created from time to time. All payments received by the Trust for shares of any Fund belong to that Fund. Each Fund has its own assets and liabilities.


Each Fund is an open-end management investment company. The Trust is comprised of a number of professionally managed investment portfolios (funds) that are grouped into several categories according to each fund's investment strategy. This Prospectus describes, the Nova Master Fund, Inverse OTC Strategy Master Fund, Inverse S&P 500 Master Fund and Inverse Government Long Bond Strategy Master Fund (each a "Fund" and together, the "Funds" or the "Master Funds"). The Nova Master Fund, Inverse OTC Strategy Master Fund, Inverse S&P 500 Strategy Master Fund and Inverse Government Long Bond Strategy Master Fund are designed to serve as master funds in a master-feeder arrangement with the Nova Fund, Inverse OTC Strategy Fund, Inverse S&P 500 Strategy Fund and Inverse Government Long Bond Strategy Fund, respectively, all of which are offered in a separate Statement of Additional Information (the "Feeder Funds").

The Trust currently offers Investor Class Shares, Advisor Class Shares, A-Class Shares, C-Class Shares and H-Class Shares. The different classes provide for variations in certain shareholder servicing and distribution expenses and in the minimum initial investment requirement. In addition, an initial sales charge is imposed on the purchase of A-Class Shares, and a contingent deferred sales charge is imposed on the redemption of C-Class Shares. Sales charges and minimum investment requirements are described in the Prospectuses. For more information on shareholder servicing and distribution expenses, see "Dividends, Distributions, and Taxes."

For the period from April 1, 2000 to April 1, 2007, the Inverse OTC Strategy Fund, Inverse S&P 500 Strategy Fund and Inverse Government Long Bond Strategy Fund pursued their respective investment objectives indirectly by investing through what is referred to as a "master-feeder" arrangement. For the period from August 1, 2001 to April 1, 2007, the Nova Fund also pursued its investment objective indirectly by investing through a master-feeder arrangement. Effective April 1, 2007, the Inverse OTC Strategy Fund, Inverse S&P 500 Strategy Fund, Nova Fund and Inverse Government Long Bond Strategy Fund pursue their respective investment objectives directly and the assets and liabilities of each Fund's corresponding master fund has been transferred to the Fund.


INVESTMENT POLICIES, TECHNIQUES AND RISK FACTORS

GENERAL

Each Fund's investment objective and principal investment strategies are described in the Funds' Prospectus. The investment objective of the Nova Master Fund, Inverse S&P 500 Strategy Master Fund and Inverse Government Long Bond Strategy Master Fund are fundamental policies, and cannot be changed without the consent of the holders of a majority of that Fund's outstanding shares. The investment objective of the Inverse OTC Strategy Master Fund is non-fundamental and may be changed without the consent of the holders of a majority of that Fund's outstanding shares.

Portfolio management is provided to each Fund by the Trust's investment adviser, PADCO Advisors, Inc., a Maryland corporation with offices at 9601 Blackwell Road, Suite 500, Rockville, Maryland 20850. PADCO Advisors, Inc. operates under the name Rydex Investments (the "Advisor"). The investment strategies of the Funds discussed below and in the Prospectus may, consistent with the Funds' investment objectives and limitations, be used by a Fund if, in the opinion of the Advisor, these strategies will be advantageous to that

Fund. A Fund is free to reduce or eliminate its activity with respect to any of the following investment techniques without changing the Fund's fundamental investment policies. There is no assurance that any of the Funds' strategies or any other strategies and methods of investment available to a Fund will result in the achievement of that Fund's objectives. The following information supplements, and should be read in conjunction with the Funds' Prospectus.

BORROWING

While the Funds do not anticipate doing so, the Nova Master Fund, Fund may borrow money for investment purposes. Borrowing for investment purposes is one form of leverage. Leveraging investments, by purchasing securities with borrowed money, is a speculative technique that increases investment risk, but also increases investment opportunity. Because substantially all of the Fund's assets will fluctuate in value, whereas the interest obligations on borrowings may be fixed, the net asset value per share ("NAV") of the Fund will increase more when the Fund's portfolio assets increase in value and decrease more when the Fund's portfolio assets decrease in value than would otherwise be the case. Moreover, interest costs on borrowings may fluctuate with changing market rates of interest and may partially offset or exceed the returns on the borrowed funds. Under adverse conditions, the Nova Master Fund might have to sell portfolio securities to meet interest or principal payments at a time when investment considerations would not favor such sales. The Fund intends to use leverage during periods when the Advisor believes that the Fund's investment objective would be furthered.

The Funds may also borrow money to facilitate management of a Fund's portfolio by enabling the Fund to meet redemption requests when the liquidation of portfolio instruments would be inconvenient or disadvantageous. Such borrowing is not for investment purposes and will be repaid by the borrowing Fund promptly. As required by the Investment Company Act of 1940, as amended (the "1940 Act"), a Fund must maintain continuous asset coverage (total assets, including assets acquired with borrowed funds, less liabilities exclusive of borrowings) of 300% of all amounts borrowed. If, at any time, the value of a Fund's assets should fail to meet this 300% coverage test, the Fund, within three days (not including Sundays and holidays), will reduce the amount of the Fund's borrowings to the extent necessary to meet this 300% coverage requirement. Maintenance of this percentage limitation may result in the sale of portfolio securities at a time when investment considerations otherwise indicate that it would be disadvantageous to do so.

In addition to the foregoing, the Funds are authorized to borrow money as a temporary measure for extraordinary or emergency purposes in amounts not in excess of 5% of the value of a Fund's total assets. Borrowings for extraordinary or emergency purposes are not subject to the foregoing 300% asset coverage requirement. The Funds are authorized to pledge portfolio securities as the Advisor deems appropriate in connection with any borrowings for extraordinary or emergency purposes.

EQUITY SECURITIES


The Funds may invest in equity securities. Equity securities represent ownership interests in a company or partnership and consist of common stocks, preferred stocks, warrants to acquire common stock, securities convertible into common stock, and investments in master limited partnerships. Investments in equity securities in general are subject to market risks that may cause their prices to fluctuate over time. Fluctuations in the value of equity securities in which a Fund invests will cause the NAV of that Fund to fluctuate. The U.S. stock market tends to be cyclical, with periods when stock prices generally rise and periods when stock prices generally decline. The Nova Master Fund, Inverse OTC Strategy Master Fund and Inverse S&P 500 Strategy Master Fund may purchase equity securities traded in the U.S. on registered exchanges or the over-the-counter market. Equity securities are described in more detail below.

o COMMON STOCK. Common stock represents an equity or ownership interest in an issuer. In the event an issuer is liquidated or declares bankruptcy, the claims of owners of bonds and preferred stock take precedence over the claims of those who own common stock.

o PREFERRED STOCK. Preferred stock represents an equity or ownership interest in an issuer that pays dividends at a specified rate and that has precedence over common stock in the payment of dividends. In the event an issuer is liquidated or declares bankruptcy, the claims of owners of bonds take precedence over the claims of those who own preferred and common stock.

o WARRANTS. Warrants are instruments that entitle the holder to buy an equity security at a specific price for a specific period of time. Changes in the value of a warrant do not necessarily correspond to changes in the value of its underlying security. The price of a warrant may be more volatile than the price of its underlying security, and a warrant may offer greater potential for capital appreciation as well as capital loss. Warrants do not entitle a holder to dividends or voting rights with respect to the underlying security and do not represent any rights in the assets of the issuing company. A warrant ceases to have value if it is not exercised prior to its expiration date. These factors can make warrants more speculative than other types of investments.

o CONVERTIBLE SECURITIES. Convertible securities are bonds, debentures, notes, preferred stocks or other securities that may be converted or exchanged (by the holder or by the issuer) into shares of the underlying common stock (or cash or securities of equivalent value) at a stated exchange ratio. A convertible security may also be called for redemption or conversion by the issuer after a particular date and under certain circumstances (including a specified price) established upon issue. If a convertible security held by a Fund is called for redemption or conversion, the Fund could be required to tender it for redemption, convert it into the underlying common stock, or sell it to a third party.

      Convertible securities generally have less potential for gain or loss than common stocks. Convertible securities generally provide yields higher than the underlying common stocks, but generally lower than comparable non-convertible securities. Because of this higher yield, convertible securities generally sell at a price above their "conversion value," which is the current market value of the stock to be received upon conversion. The difference between this conversion value and the price of convertible securities will vary over time depending on changes in the value of the underlying common stocks and interest rates. When the underlying common stocks decline in value, convertible securities will tend not to decline to the same extent because of the interest or dividend payments and the repayment of principal at maturity for certain types of convertible securities. However, securities that are convertible other than at the option of the holder generally do not limit the potential for loss to the same extent as securities convertible at the option of the holder. When the underlying common stocks rise in value, the value of convertible securities may also be expected to increase. At the same time, however, the difference between the market value of convertible securities and their conversion value will narrow, which means that the value of convertible securities will generally not increase to the same extent as the value of the underlying common stocks. Because convertible securities may also be interest-rate sensitive, their value may increase as interest rates fall and decrease as interest rates rise. Convertible securities are also subject to credit risk, and are often lower-quality securities.

o SMALL AND MEDIUM CAPITALIZATION ISSUERS. Investing in equity securities of small and medium capitalization companies often involves greater risk than is customarily associated with investments in larger capitalization companies. This increased risk may be due to the greater business risks of smaller size, limited markets and financial resources, narrow product lines and frequent lack of depth of management. The securities of smaller companies are often traded in the over-the-counter market and even if listed on a national securities exchange may not be traded in volumes typical for that exchange. Consequently, the securities of smaller companies are less likely to be liquid, may have limited market stability, and may be subject to more abrupt or erratic market movements than securities of larger, more established growth companies or the market averages in general.

o MASTER LIMITED PARTNERSHIPS ("MLPS"). MLPs are limited partnerships in which the ownership units are publicly traded. MLP units are registered with the U.S. Securities and Exchange Commission ("SEC") and are freely traded on a securities exchange or in the over-the-counter market. MLPs often own several properties or businesses (or own interests) that are related to real estate development and oil and gas industries, but they also may finance motion pictures, research and development and other projects. Generally, a MLP is operated under the supervision of one or more managing general partners. Limited partners are not involved in the day-to-day management of the partnership.

      The risks of investing in a MLP are generally those involved in investing in a partnership as opposed to a corporation. For example, state law governing partnerships is often less restrictive than state law governing corporations. Accordingly, there may be fewer protections afforded investors in a MLP than investors in a corporation. Additional risks involved with investing in a MLP are risks associated with the specific industry or industries in which the partnership invests, such as the risks of investing in real estate, or oil and gas industries.

FIXED INCOME SECURITIES


The market value of the fixed income investments in which the Inverse Government Long Bond Strategy Master Fund may invest will change in response to interest rate changes and other factors. During periods of falling interest rates, the values of outstanding fixed income securities generally rise. Conversely, during periods of rising interest rates, the values of such securities generally decline. Moreover, while securities with longer maturities tend to produce higher yields, the prices of longer maturity securities are also subject to greater market fluctuations as a result of changes in interest rates. Changes by recognized agencies in the rating of any fixed income security and in the ability of an issuer to make payments of interest and principal also affect the value of these investments. Changes in the value of these securities will not necessarily affect cash income derived from these securities but will affect a Fund's NAV. Additional information regarding fixed income securities is described below:


o DURATION. Duration is a measure of the expected change in value of a fixed income security for a given change in interest rates. For example, if interest rates changed by one percent, the value of a security having an effective duration of two years generally would vary by two percent. Duration takes the length of the time intervals between the present time and time that the interest and principal payments are scheduled, or in the case of a callable bond, expected to be received, and weighs them by the present values of the cash to be received at each future point in time.

o     VARIABLE  AND  FLOATING  RATE  SECURITIES.   Variable  and  floating  rate
      instruments involve certain obligations that may carry variable or floating rates of interest, and may involve a conditional or unconditional demand feature. Such instruments bear interest at rates which are not fixed, but which vary with changes in specified market rates or indices. The interest rates on these securities may be reset daily, weekly, quarterly, or some other reset period, and may have a set floor or ceiling on interest rate changes. There is a risk that the current interest rate on such obligations may not accurately reflect existing market interest rates. A demand instrument with a demand notice exceeding seven days may be considered illiquid if there is no secondary market for such security.

DEBT SECURITIES. The Inverse Government Long Bond Strategy Master Fund may invest in debt securities. A debt security is a security consisting of a certificate or other evidence of a debt (secured or unsecured) on which the issuing company or governmental body promises to pay the holder thereof a fixed, variable, or floating rate of interest for a specified length of time, and to repay the debt on the specified maturity date. Some debt securities, such as zero coupon bonds, do not make regular interest payments but are issued at a discount to their principal or maturity value. Debt securities include a variety of fixed income obligations, including, but not limited to, corporate bonds, government securities, municipal securities, convertible securities, mortgage-backed securities, and asset-backed securities. Debt securities include investment-grade securities, non-investment-grade securities, and unrated securities. Debt securities are subject to a variety of risks, such as interest rate risk, income risk, call/prepayment risk, inflation risk, credit risk, and (in the case of foreign securities) country risk and currency risk.

FOREIGN ISSUERS


The Nova Master Fund, Inverse OTC Strategy Master Fund and Inverse S&P 500 Strategy Master Fund may invest in issuers located outside the United States through American Depositary Receipts ("ADRs"), "ordinary shares," or "New York shares" issued and traded in the United States or through securities denominated in foreign currencies and traded on foreign exchanges. ADRs are dollar-denominated receipts representing interests in the securities of a foreign issuer, which securities may not necessarily be denominated in the same currency as the securities into which they may be converted. ADRs are receipts typically issued by United States banks and trust companies which evidence ownership of underlying securities issued by a foreign corporation. Generally, ADRs in registered form are designed for use in domestic securities markets and are traded on exchanges or over-the-counter in the United States. Ordinary shares are shares of foreign issuers that are traded abroad and on a United States exchange. New York shares are shares that a foreign issuer has allocated for trading in the United States. ADRs, ordinary shares, and New York shares all may be purchased with and sold for U.S. Dollars, which protect the Funds from the foreign settlement risks described below.


Investing in foreign companies may involve risks not typically associated with investing in United States companies. The value of securities denominated in foreign currencies, and of dividends from such securities, can change significantly when foreign currencies strengthen or weaken relative to the U.S. Dollar. Foreign securities markets generally have less trading volume and less liquidity than United States markets, and prices in some foreign markets can be very volatile. Many foreign countries lack uniform accounting and disclosure standards comparable to those that apply to United States companies, and it may be more difficult to obtain reliable information regarding a foreign issuer's financial condition and operations. In addition, the costs of foreign investing, including withholding taxes, brokerage commissions, and custodial fees, generally are higher than for United States investments.

Investing in companies located abroad carries political and economic risks distinct from those associated with investing in the United States. Foreign investment may be affected by actions of foreign governments adverse to the interests of United States investors, including the possibility of expropriation or nationalization of assets, confiscatory taxation, restrictions on United States investment, or on the ability to repatriate assets or to convert currency into U.S. Dollars. There may be a greater possibility of default by foreign governments or foreign-government sponsored enterprises. Investments in foreign countries also involve a risk of local political, economic, or social instability, military action or unrest, or adverse diplomatic developments.

FUTURES AND OPTIONS TRANSACTIONS


FUTURES AND OPTIONS ON FUTURES. The Funds may use futures contracts and related options (i) for BONA FIDE hedging purposes, (ii) to attempt to offset changes in the value of securities held or expected to be acquired or be disposed of, (iii) to attempt to minimize fluctuations in foreign currencies, (iv) to attempt to gain exposure to a particular market, index or instrument, or (v) for other risk management purposes. Futures contracts provide for the future sale by one party and purchase by another party of a specified amount of a specific security at a specified future time and at a specified price. An option on a futures contract gives the purchaser the right, in exchange for a premium, to assume a position in a futures contract at a specified exercise price during the term of the option. A Fund will reduce the risk that it will be unable to close out a futures contract by only entering into futures contracts that are traded on a national futures exchange regulated by the Commodities Futures Trading Commission ("CFTC"). To the extent the Funds use futures and/or options on futures, they will do so in accordance with Rule
4.5 under the Commodity Exchange Act ("CEA"). The Trust, on behalf of all of its series, including the Funds, has filed a notice of eligibility for exclusion from the definition of the term "commodity pool operator" in accordance with Rule 4.5 and therefore, the Funds are not subject to registration or regulation as a commodity pool operator under the CEA.


The Funds may buy and sell index futures contracts with respect to any index traded on a recognized exchange or board of trade. An index futures contract is a bilateral agreement pursuant to which two parties agree to take or make delivery of an amount of cash equal to a specified dollar amount times the difference between the index value at the close of trading of the contract and the price at which the futures contract is originally struck. No physical delivery of the securities comprising the index is made; generally contracts are closed out prior to the expiration date of the contract.

When a Fund purchases or sells a futures contract, or sells an option thereon, the Fund is required to "cover" its position in order to limit the risk associated with the use of leverage and other related risks. To cover its position, the Fund may maintain with its custodian bank (and marked-to-market on a daily basis), a segregated account consisting of cash or liquid securities that, when added to any amounts deposited with a futures commission merchant as margin, are equal to the market value of the futures contract or otherwise "cover" its position in a manner consistent with the 1940 Act or the rules and SEC interpretations thereunder. If the Fund continues to engage in the described securities trading practices and properly segregates assets, the segregated account will function as a practical limit on the amount of leverage which the Fund may undertake and on the potential increase in the speculative character of the Fund's outstanding portfolio securities. Additionally, such segregated accounts will generally assure the availability of adequate funds to meet the obligations of the fund arising from such investment activities.

A Fund may also cover its long position in a futures contract by purchasing a put option on the same futures contract with a strike price (I.E., an exercise price) as high or higher than the price of the futures contract. In the alternative, if the strike price of the put is less than the price of the futures contract, the Fund will maintain, in a segregated account, cash or liquid securities equal in value to the difference between the strike price of the put and the price of the futures contract. The Fund may also cover its long position in a futures contract by taking a short position in the instruments underlying the futures contract, or by taking positions in instruments with prices which are expected to move relatively consistently with the futures contract. The Fund may cover its short position in a futures contract by taking a long position in the instruments underlying the futures contract, or by taking positions in instruments with prices which are expected to move relatively consistently with the futures contract.

A Fund may cover its sale of a call option on a futures contract by taking a long position in the underlying futures contract at a price less than or equal to the strike price of the call option. In the alternative, if the long position in the underlying futures contract is established at a price greater than the strike price of the written (sold) call, a Fund will maintain in a segregated account cash or liquid securities equal in value to the difference between the strike price of the call and the price of the futures contract. A Fund may also cover its sale of a call option by taking positions in instruments with prices which are expected to move relatively consistently with the call option. A Fund may cover its sale of a put option on a futures contract by taking a short position in the underlying futures contract at a price greater than or equal to the strike price of the put option, or, if the short position in the underlying futures contract is established at a price less than the strike price of the written put, a Fund will maintain in a segregated account cash or liquid securities equal in value to the difference between the strike price of the put and the price of the futures contract. A Fund may also cover its sale of a put option by taking positions in instruments with prices which are expected to move relatively consistently with the put option.

There are significant risks associated with the Funds' use of futures contracts and related options, including the following: (1) the success of a hedging strategy may depend on the Advisor's ability to predict movements in the prices of individual securities, fluctuations in markets and movements in interest rates; (2) there may be an imperfect or no correlation between the changes in market value of the securities held by a Fund and the prices of futures and options on futures; (3) there may not be a liquid secondary market for a futures contract or option; (4) trading restrictions or limitations may be imposed by an exchange; and (5) government regulations may restrict trading in futures contracts and options on futures. In addition, some strategies reduce a Fund's exposure to price fluctuations, while others tend to increase its market exposure.

OPTIONS. The Funds may purchase and write (sell) put and call options on securities and on stock indices listed on national securities exchanges or traded in the over-the-counter market as an investment vehicle for the purpose of realizing each Fund's respective investment objective.

A put option on a security gives the purchaser of the option the right to sell, and the writer of the option the obligation to buy, the underlying security at any time during the option period. A call option on a security gives the purchaser of the option the right to buy, and the writer of the option the obligation to sell, the underlying security at any time during the option period. The premium paid to the writer is the consideration for undertaking the obligations under the option contract.

A Fund may purchase and write put and call options on foreign currencies (traded on U.S. and foreign exchanges or over-the-counter markets) to manage its exposure to exchange rates. Call options on foreign currency written by a Fund will be "covered," which means that a Fund will own an equal amount of the underlying foreign currency.

Put and call options on indices are similar to options on securities except that options on an index give the holder the right to receive, upon exercise of the option, an amount of cash if the closing level of the underlying index is greater than (or less than, in the case of puts) the exercise price of the option. This amount of cash is equal to the difference between the closing price of the index and the exercise price of the option, expressed in dollars multiplied by a specified number. Thus, unlike options on individual securities, all settlements are in cash, and gain or loss depends on price movements in the particular market represented by the index generally, rather than the price movements in individual securities.

All options written on indices or securities must be covered. When a Fund writes an option on a security, on an index or a foreign currency, it will establish a segregated account containing cash or liquid securities in an amount at least equal to the market value of the option and will maintain the account while the option is open or will otherwise cover the transaction.

A Fund may trade put and call options on securities, securities indices and currencies, as the Advisor determines is appropriate in seeking a Fund's investment objective, and except as restricted by a Fund's investment limitations. See "Investment Restrictions."

The initial purchase (sale) of an option contract is an "opening transaction." In order to close out an option position, a Fund may enter into a "closing transaction," which is simply the sale (purchase) of an option contract on the same security with the same exercise price and expiration date as the option contract originally opened. If a Fund is unable to effect a closing purchase transaction with respect to an option it has written, it will not be able to sell the underlying security until the option expires or a Fund delivers the security upon exercise.

A Fund may purchase put and call options on securities to protect against a decline in the market value of the securities in its portfolio or to anticipate an increase in the market value of securities that a Fund may seek to purchase in the future. A Fund purchasing put and call options pays a premium; therefore if price movements in the underlying securities are such that exercise of the options would not be profitable for the Fund, loss of the premium paid may be offset by an increase in the value of the Fund's securities or by a decrease in the cost of acquisition of securities by the Fund.

A Fund may write covered call options on securities as a means of increasing the yield on its assets and as a means of providing limited protection against decreases in its market value. When a Fund writes an option, if the underlying securities do not increase or decrease to a price level that would make the exercise of the option profitable to the holder thereof, the option generally will expire without being exercised and a Fund will realize as profit the premium received for such option. When a call option of which a Fund is the writer is exercised, the Fund will be required to sell the underlying securities to the option holder at the strike price, and will not participate in any increase in the price of such securities above the strike price. When a put option of which a Fund is the writer is exercised, the Fund will be required to purchase the underlying securities at a price in excess of the market value of such securities.

A Fund may purchase and write options on an exchange or over-the-counter. OTC options differ from exchange-traded options in several respects. They are transacted directly with dealers and not with a clearing corporation, and therefore entail the risk of non-performance by the dealer. OTC options are available for a greater variety of securities and for a wider range of expiration dates and exercise prices than are available for exchange-traded options. Because OTC options are not traded on an exchange, pricing is done normally by reference to information from a market maker. It is the SEC's position that OTC options are generally illiquid.

The market value of an option generally reflects the market price of an underlying security. Other principal factors affecting market value include supply and demand, interest rates, the pricing volatility of the underlying security and the time remaining until the expiration date.

Risks associated with options transactions include: (1) the success of a hedging strategy may depend on an ability to predict movements in the prices of individual securities, fluctuations in markets and movements in interest rates;
(2) there may be an imperfect correlation between the movement in prices of options and the securities underlying them; (3) there may not be a liquid secondary market for options; and (4) while a Fund will receive a premium when it writes covered call options, it may not participate fully in a rise in the market value of the underlying security.

ILLIQUID SECURITIES

While none of the Funds anticipates doing so, each Fund may purchase illiquid securities, including securities that are not readily marketable and securities that are not registered ("restricted securities") under the Securities Act of 1933, as amended (the "1933 Act"), but which can be offered and sold to "qualified institutional buyers" under Rule 144A under the 1933 Act. A Fund will not invest more than 15% of the Fund's net assets in illiquid securities. If the percentage of a Fund's net assets invested in illiquid securities exceeds 15% due to market activity, the Fund will take appropriate measures to reduce its holdings of illiquid securities. Each Fund will adhere to a more restrictive limitation on the Fund's investment in illiquid securities as required by the securities laws of those jurisdictions where shares of the Fund are registered for sale. The term "illiquid securities" for this purpose means securities that cannot be disposed of within seven days in the ordinary course of business at approximately the amount at which the Fund has valued the securities. Under the current SEC guidelines, illiquid securities also are considered to include, among other securities, purchased OTC options, certain cover for OTC options, repurchase agreements with maturities in excess of seven days, and certain securities whose disposition is restricted under the federal securities laws. A Fund may not be able to sell illiquid securities when the Advisor considers it desirable to do so or may have to sell such securities at a price that is lower than the price that could be obtained if the securities were more liquid. In addition, the sale of illiquid securities also may require more time and may result in higher dealer discounts and other selling expenses than does the sale of securities that are not illiquid. Illiquid securities also may be more difficult to value due to the unavailability of reliable market quotations for such securities, and investment in illiquid securities may have an adverse impact on NAV.

Institutional markets for restricted securities have developed as a result of the promulgation of Rule 144A under the 1933 Act, which provides a "safe harbor" from 1933 Act registration requirements for qualifying sales to institutional investors. When Rule 144A restricted securities present an attractive investment opportunity and meet other selection criteria, a Fund may make such investments whether or not such securities are "illiquid" depending on the market that exists for the particular security. The Board of Trustees of the Trust (the "Board") has delegated the responsibility for determining the liquidity of Rule 144A restricted securities that may be invested in by a Fund to the Advisor.

INVESTMENTS IN OTHER INVESTMENT COMPANIES


The Nova Master Fund, Inverse OTC Strategy Master Fund and Inverse S&P 500 Strategy Master Fund may invest in the securities of other investment companies to the extent that such an investment would be consistent with the requirements of Section 12(d)(1) of the 1940 Act, or any rule, regulation or order of the SEC. Generally, a Fund may invest in the securities of another investment company (the "acquired company") provided that the Fund, immediately after such purchase or acquisition, does not own in the aggregate: (i) more than 3% of the total outstanding voting stock of the acquired company; (ii) securities issued by the acquired company having an aggregate value in excess of 5% of the value of the total assets of the Fund; or (iii) securities issued by the acquired company and all other investment companies (other than Treasury stock of the Fund) having an aggregate value in excess of 10% of the value of the total assets of the Fund. A Fund may also invest in the securities of other investment companies if such securities are the only investment securities held by the Fund. A Fund will only make such investments in conformity with the requirements of Section 817 of the Code. The Inverse Government Long Bond Strategy Master Fund may invest in the securities of other investment companies only as part of a merger, reorganization, or acquisition, subject to the provisions of the 1940 Act.


If a Fund invests in, and thus, is a shareholder of, another investment company, the Fund's shareholders will indirectly bear the Fund's proportionate share of the fees and expenses paid by such other investment company, including advisory fees, in addition to both the management fees payable directly by the Fund to the Fund's own investment adviser and the other expenses that the Fund bears directly in connection with the Fund's own operations.

Investment companies may include index-based investments, such as exchange-traded funds ("ETFs"), that hold substantially all of their assets in securities representing a specific index. Accordingly, the main risk of investing in ETFs is the same as investing in a portfolio of equity securities comprising the index. The market prices of index-based investments will fluctuate in accordance with both changes in the market value of their underlying portfolio securities and due to supply and demand for the instruments on the exchanges on which they are traded (which may result in their trading at a discount or premium to their NAVs). Index-based investments may not replicate exactly the performance of their specific index because of transaction costs and because of the temporary unavailability of certain component securities of the index. The Trust has entered into agreements with several ETFs that permit, pursuant to an SEC order, certain Funds, as determined by the Advisor, to purchase shares of those ETFs beyond the Section 12(d)(1) limits described above.

LENDING OF PORTFOLIO SECURITIES

Each Fund may lend portfolio securities to brokers, dealers and other financial organizations that meet capital and other credit requirements or other criteria established by the Funds' Board. These loans, if and when made, may not exceed 33 1/3% of the total asset value of the Fund (including the loan collateral). No Fund will lend portfolio securities to the Advisor or its affiliates unless it has applied for and received specific authority to do so from the SEC. Loans of portfolio securities will be fully collateralized by cash, letters of credit or U.S. Government securities, and the collateral will be maintained in an amount equal to at least 100% of the current market value of the loaned securities by marking to market daily. Any gain or loss in the market price of the securities loaned that might occur during the term of the loan would be for the account of the Fund. The Fund may pay a part of the interest earned from the investment of collateral, or other fee, to an unaffiliated third party for acting as the Fund's securities lending agent. By lending its securities, a Fund may increase its income by receiving payments from the borrower that reflect the amount of any interest or any dividends payable on the loaned securities as well as by either investing cash collateral received from the borrower in short-term instruments or obtaining a fee from the borrower when U.S. Government securities or letters of credit are used as collateral.

Each Fund will adhere to the following conditions whenever its portfolio securities are loaned: (i) the Fund must receive at least 100% cash collateral or equivalent securities of the type discussed in the preceding paragraph from the borrower; (ii) the borrower must increase such collateral whenever the market value of the securities rises above the level of such collateral; (iii) the Fund must be able to terminate the loan on demand; (iv) the Fund must receive reasonable interest on the loan, as well as any dividends, interest or other distributions on the loaned securities and any increase in market value;
(v) the Fund may pay only reasonable fees in connection with the loan (which fees may include fees payable to the lending agent, the borrower, the Fund's administrator and the custodian); and (vi) voting rights on the loaned securities may pass to the borrower, provided, however, that if a material event adversely affecting the investment occurs, the Fund must terminate the loan and regain the right to vote the securities. The Board has adopted procedures reasonably designed to ensure that the foregoing criteria will be met. Loan agreements involve certain risks in the event of default or insolvency of the borrower, including possible delays or restrictions upon a Fund's ability to recover the loaned securities or dispose of the collateral for the loan, which could give rise to loss because of adverse market action, expenses and/or delays in connection with the disposition of the underlying securities.

PORTFOLIO TURNOVER

As discussed in the Funds' Prospectus, the Trust anticipates that investors in the Funds will frequently purchase and/or redeem shares of the Funds as part of an asset allocation investment strategy. The nature of the Funds as asset allocation tools will cause the Funds to experience substantial portfolio turnover. See "Purchasing and Redeeming Shares" and "Financial Highlights" in the Funds' Prospectus. Because each Fund's portfolio turnover rate to a great extent will depend on the purchase, redemption, and exchange activity of the Fund's investors, it is very difficult to estimate what the Fund's actual turnover rate will be in the future.

"Portfolio Turnover Rate" is defined under the rules of the SEC as the lesser of the value of the securities purchased or of the securities sold, excluding all securities whose maturities at the time of acquisition were one-year or less, divided by the average monthly value of such securities owned during the year. Based on this definition, instruments with a remaining maturity of less than one-year are excluded from the calculation of the portfolio turnover rate. Instruments excluded from the calculation of portfolio turnover generally would include the futures contracts and option contracts in which the Funds invest since such contracts generally have a remaining maturity of less than one-year.

REPURCHASE AGREEMENTS

Each of the Funds may enter into repurchase agreements with financial institutions. The Funds each follow certain procedures designed to minimize the risks inherent in such agreements. These procedures include effecting repurchase transactions only with large, well-capitalized and well-established financial institutions whose condition will be continually monitored by the Advisor. In addition, the value of the collateral underlying the repurchase agreement will always be at least equal to the repurchase price, including any accrued interest earned on the repurchase agreement. In the event of a default or bankruptcy by a selling financial institution, a Fund will seek to liquidate such collateral. However, the exercising of each Fund's right to liquidate such collateral could involve certain costs or delays and, to the extent that proceeds from any sale upon a default of the obligation to repurchase were less than the repurchase price, the Fund could suffer a loss. It is the current policy of each of the Funds not to invest in repurchase agreements that do not mature within seven days if any such investment, together with any other illiquid assets held by the Fund, amounts to more than 15% of the Fund's net assets. The investments of each of the Funds in repurchase agreements, at times, may be substantial when, in the view of the Advisor, liquidity or other considerations so warrant.

REVERSE REPURCHASE AGREEMENTS


The Nova Master Fund, Inverse OTC Strategy Master Fund and Inverse S&P 500 Strategy Master Fund may use reverse repurchase agreements as part of a Fund's investment strategy. Reverse repurchase agreements involve sales by a Fund of portfolio assets concurrently with an agreement by the Fund to repurchase the same assets at a later date at a fixed price. Generally, the effect of such a transaction is that the Fund can recover all or most of the cash invested in the portfolio securities involved during the term of the reverse repurchase agreement, while the Fund will be able to keep the interest income associated with those portfolio securities. Such transactions are advantageous only if the interest cost to the Fund of the reverse repurchase transaction is less than the cost of obtaining the cash otherwise. Opportunities to achieve this advantage may not always be available, and the Funds intend to use the reverse repurchase technique only when it will be advantageous to the Funds. Each Fund will establish a segregated account with the Trust's custodian bank in which the Fund will maintain cash or cash equivalents or other portfolio securities equal in value to the Fund's obligations in respect of reverse repurchase agreements.


SHORT SALES


The Inverse OTC Strategy Master Fund, Inverse S&P 500 Strategy Master Fund and Inverse Government Long Bond Strategy Master Fund will regularly engage in short sales transactions under which a Fund sells a security it does not own. The Nova Master Fund may also engage in short sales transactions under which a Fund sells a security it does not own. To complete such a transaction, a Fund must borrow or otherwise obtain the security to make delivery to the buyer. The Fund then is obligated to replace the security borrowed by purchasing the security at the market price at the time of replacement. The price at such time may be more or less than the price at which the security was sold by the Fund. Until the security is replaced, the Fund is required to pay to the lender amounts equal to any dividends or interest, which accrue during the period of the loan. To borrow the security, the Fund also may be required to pay a premium, which would increase the cost of the security sold. The Fund may also use repurchase agreements to satisfy delivery obligations in short sales transactions. The proceeds of the short sale will be retained by the broker, to the extent necessary to meet the margin requirements, until the short position is closed out.


Until a Fund closes its short position or replaces the borrowed security, the Fund will: (a) maintain a segregated account containing cash or liquid securities at such a level that (i) the amount deposited in the account plus the amount deposited with the broker as collateral will equal the current value of the security sold short and (ii) the amount deposited in the segregated account plus the amount deposited with the broker as collateral will not be less than the market value of the security at the time the security was sold short; or (b) otherwise cover the Fund's short position. Each of the Funds may use up to 100% of its portfolio to engage in short sales transactions and collateralize its open short positions.

SWAP AGREEMENTS

The Funds may enter into swap agreements, including, but not limited to, total return swaps, index swaps, interest rate swaps, and credit default swaps. A Fund may utilize swap agreements in an attempt to gain exposure to the securities in a market without actually purchasing those securities, or to hedge a position. Swap agreements are two-party contracts entered into primarily by institutional investors for periods ranging from a day to more than one year. In a standard "swap" transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments. The gross returns to be exchanged or "swapped" between the parties are calculated with respect to a "notional amount," I.E., the return on or increase in value of a particular dollar amount invested in a "basket" of securities representing a particular index.

Forms of swap agreements include interest rate caps, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or "cap," interest rate floors, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates fall below a specified level, or "floor;" and interest rate dollars, under which a party sells a cap and purchases a floor or vice versa in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels.

Most swap agreements entered into by the Funds calculate the obligations of the parties to the agreement on a "net basis." Consequently, a Fund's current obligations (or rights) under a swap agreement will generally be equal only to the net amount to be paid or received under the agreement based on the relative values of the positions held by each party to the agreement (the "net amount"). Other swap agreements, such as credit default swaps, may require initial premium (discount) payments as well as periodic payments (receipts) related to the interest leg of the swap or to the default of a reference obligation.

A Fund's current obligations under a swap agreement will be accrued daily (offset against any amounts owing to the Fund) and any accrued but unpaid net amounts owed to a swap counterparty will be covered by segregating assets determined to be liquid. Obligations under swap agreements so covered will not be construed to be "senior securities" for purposes of a Fund's investment restriction concerning senior securities. Because they are two party contracts and because they may have terms of greater than seven days, swap agreements may be considered to be illiquid for a Fund's illiquid investment limitations. A Fund will not enter into any swap agreement unless the Advisor believes that the other party to the transaction is creditworthy. A Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty.

Each Fund may enter into swap agreements to invest in a market without owning or taking physical custody of the underlying securities in circumstances in which direct investment is restricted for legal reasons or is otherwise impracticable. The counterparty to any swap agreement will typically be a bank, investment banking firm or broker/dealer. The counterparty will generally agree to pay a Fund the amount, if any, by which the notional amount of the swap agreement would have increased in value had it been invested in the particular stocks, plus the dividends that would have been received on those stocks. The Fund will agree to pay to the counterparty a floating rate of interest on the notional amount of the swap agreement plus the amount, if any, by which the notional amount would have decreased in value had it been invested in such stocks. Therefore, the return to a Fund on any swap agreement should be the gain or loss on the notional amount plus dividends on the stocks less the interest paid by the Fund on the notional amount.

Swap agreements typically are settled on a net basis (but generally not credit default swaps), which means that the two payment streams are netted out, with a Fund receiving or paying, as the case may be, only the net amount of the two payments. Payments may be made at the conclusion of a swap agreement or periodically during its term. Other swap agreements may require initial premium (discount) payments as well as periodic payments (receipts) related to the interest leg of the swap or to the default of a reference obligation.

Swap agreements do not involve the delivery of securities or other underlying assets. Accordingly, the risk of loss with respect to swap agreements is limited to the net amount of payments that a Fund is contractually obligated to make. If a swap counterparty defaults, a Fund's risk of loss consists of the net amount of payments that such Fund is contractually entitled to receive, if any. The net amount of the excess, if any, of a Fund's obligations over its entitlements with respect to each equity swap will be accrued on a daily basis and an amount of cash or liquid assets, having an aggregate NAV at least equal to such accrued excess will be maintained in a segregated account by a Fund's custodian. Inasmuch as these transactions are entered into for hedging purposes or are offset by segregated cash of liquid assets, as permitted by applicable law, the Funds and their Advisor believe that these transactions do not constitute senior securities under the 1940 Act and, accordingly, will not treat them as being subject to a Fund's borrowing restrictions.

The swap market has grown substantially in recent years with a large number of banks and investment banking firms acting both as principals and as agents utilizing standardized swap documentation. As a result, the swap market has become relatively liquid in comparison with the markets for other similar instruments, which are traded in the over-the-counter market. The Advisor, under the supervision of the Board, is responsible for determining and monitoring the liquidity of Fund transactions in swap agreements.

The use of swap agreements is a highly specialized activity which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. If a counterparty's creditworthiness declines, the value of the swap would likely decline. Moreover, there is no guarantee that a Fund could eliminate its exposure under an outstanding swap agreement by entering into an offsetting swap agreement with the same or another party.

TRACKING ERROR

The following factors may affect the ability of the Funds to achieve correlation with the performance of their respective benchmarks: (1) Fund expenses, including brokerage (which may be increased by high portfolio turnover); (2) fluctuations in currency exchange rates; (3) a Fund holding less than all of the securities in the benchmark and/or securities not included in the benchmark being held by a Fund; (4) an imperfect correlation between the performance of instruments held by a Fund, such as futures contracts and options, and the performance of the underlying securities in the market; (5) bid-ask spreads (the effect of which may be increased by portfolio turnover); (6) a Fund holding instruments traded in a market that has become illiquid or disrupted; (7) Fund share prices being rounded to the nearest cent; (8) changes to the index underlying a benchmark that are not disseminated in advance; (9) the need to conform a Fund's portfolio holdings to comply with investment restrictions or policies or regulatory or tax law requirements; or (11) market movements that run counter to the Nova Master Fund's investments. Market movements that run counter the Nova Master Fund's investments will cause some divergence between the Fund and its benchmark over time due to the mathematical effects of leveraging. The magnitude of the divergence is dependent upon the magnitude of the market movement, its duration, and the degree to which the Nova Master Fund is leveraged. The tracking error of the Nova Master Fund is generally small during a well-defined up trend or downtrend in the market when measured from price peak to price peak, absent a market decline and subsequent recovery, however, the deviation of the Fund from its benchmark may be significant. However, the Funds' performance attempts to correlate highly with the movement in their respective benchmarks over time.

U.S. GOVERNMENT SECURITIES


The Funds may invest in U.S. Government securities. The Inverse Government Long Bond Strategy Master Fund may enter into short transactions in U.S. Government securities. Securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities include U.S. Treasury securities, which are backed by the full faith and credit of the U.S. Treasury and which differ only in their interest rates, maturities, and times of issuance. U.S. Treasury bills have initial maturities of one-year or less; U.S. Treasury notes have initial maturities of one to ten years; and U.S. Treasury bonds generally have initial maturities of greater than ten years. Certain U.S. Government securities are issued or guaranteed by agencies or instrumentalities of the U.S. Government including, but not limited to, obligations of U.S. Government agencies or instrumentalities such as Fannie Mae, the Government National Mortgage Association, the Small Business Administration, the Federal Farm Credit Administration, the Federal Home Loan Banks, Banks for Cooperatives (including the Central Bank for Cooperatives), the Federal Land Banks, the Federal Intermediate Credit Banks, the Tennessee Valley Authority, the Export-Import Bank of the United States, the Commodity Credit Corporation, the Federal
Financing Bank, the Student Loan Marketing Association, the National Credit Union Administration and the Federal Agricultural Mortgage Corporation (Farmer
Mac).


Some obligations issued or guaranteed by U.S. Government agencies and instrumentalities, including, for example, Government National Mortgage Association pass-through certificates, are supported by the full faith and credit of the U.S. Treasury. Other obligations issued by or guaranteed by federal agencies, such as those securities issued by Fannie Mae, are supported by the discretionary authority of the U.S. Government to purchase certain obligations of the federal agency, while other obligations issued by or guaranteed by federal agencies, such as those of the Federal Home Loan Banks, are supported by the right of the issuer to borrow from the U.S. Treasury, while the U.S. Government provides financial support to such U.S. Government-sponsored federal agencies, no assurance can be given that the U.S. Government will always do so, since the U.S. Government is not so obligated by law. U.S. Treasury notes and bonds typically pay coupon interest semi-annually and repay the principal at maturity.

WHEN-ISSUED AND DELAYED-DELIVERY SECURITIES

Each Fund, from time to time, in the ordinary course of business, may purchase securities on a when-issued or delayed-delivery basis (I.E., delivery and payment can take place between a month and 120 days after the date of the transaction). These securities are subject to market fluctuation and no interest accrues to the purchaser during this period. At the time a Fund makes the commitment to purchase securities on a when-issued or delayed-delivery basis, the Fund will record the transaction and thereafter reflect the value of the securities, each day, in determining the Fund's NAV. A Fund will not purchase securities on a when-issued or delayed-delivery basis if, as a result, more than 15% of the Fund's net assets would be so invested. At the time of delivery of the securities, the value of the securities may be more or less than the purchase price. The Fund will also establish a segregated account with the Fund's custodian bank in which the Fund will maintain cash or liquid securities equal to or greater in value than the Fund's purchase commitments for such when-issued or delayed-delivery securities. The Trust does not believe that a Fund's NAV or income will be adversely affected by the Fund's purchase of securities on a when-issued or delayed-delivery basis.

ZERO COUPON BONDS


The Inverse Government Long Bond Strategy Master Fund may invest in U.S. Treasury zero-coupon bonds. These securities are U.S. Treasury bonds which have been stripped of their unmatured interest coupons, the coupons themselves, and receipts or certificates representing interests in such stripped debt obligations and coupons. Interest is not paid in cash during the term of these securities, but is accrued and paid at maturity.

Such obligations have greater price volatility than coupon obligations and other normal interest-paying securities, and the value of zero coupon securities reacts more quickly to changes in interest rates than do coupon bonds. Since dividend income is accrued throughout the term of the zero coupon obligation, but is not actually received until maturity, the Fund may have to sell other securities to pay said accrued dividends prior to maturity of the zero coupon obligation. Unlike regular U.S. Treasury bonds which pay semi-annual interest, U.S. Treasury zero coupon bonds do not generate semi-annual coupon payments. Instead, zero coupon bonds are purchased at a substantial discount from the maturity value of such securities, the discount reflecting the current value of the deferred interest; this discount is amortized as interest income over the life of the security, and is taxable even though there is no cash return until maturity. Zero coupon U.S. Treasury issues originally were created by government bond dealers who bought U.S. Treasury bonds and issued receipts representing an ownership interest in the interest coupons or in the principal portion of the bonds. Subsequently, the U.S. Treasury began directly issuing zero coupon bonds with the introduction of "Separate Trading of Registered Interest and Principal of Securities" (or "STRIPS"). While zero coupon bonds eliminate the reinvestment risk of regular coupon issues, that is, the risk of subsequently investing the periodic interest payments at a lower rate than that of the security held, zero coupon bonds fluctuate much more sharply than regular coupon-bearing bonds. Thus, when interest rates rise, the value of zero coupon bonds will decrease to a greater extent than will the value of regular bonds having the same interest rate.


INVESTMENT RESTRICTIONS

FUNDAMENTAL POLICIES

The following investment limitations are fundamental policies of the Funds, and cannot be changed with respect to a Fund without the consent of the holders of a majority of that Fund's outstanding shares. The term "majority of the outstanding shares" means the vote of (i) 67% or more of a Fund's shares present at a meeting, if more than 50% of the outstanding shares of that Fund are present or represented by proxy, or (ii) more than 50% of that Fund's outstanding shares, whichever is less.

FUNDAMENTAL POLICIES OF THE FUNDS

Each Fund shall not:

1. Lend any security or make any other loan if, as a result, more than 33 1/3% of the value of the Fund's total assets would be lent to other parties, except: (i) through the purchase of a portion of an issue of debt securities in accordance with the Fund's investment objective, policies, and limitations; or (ii) by engaging in repurchase agreements with respect to portfolio securities; or (iii) through the loans of portfolio securities provided the borrower maintains collateral equal to at least 100% of the value of the borrowed security and marked-to-market daily.

2.    Underwrite securities of any other issuer.

3. Purchase, hold, or deal in real estate or oil and gas interests, although the Fund may purchase and sell securities that are secured by real estate or interests therein and may purchase mortgage-related securities and may hold and sell real estate acquired for the Fund as a result of the ownership of securities.

4. Issue any senior security (as such term is defined in Section 18(f) of the 1940 Act) (including the amount of senior securities issued but excluding liabilities and indebtedness not constituting senior securities), except that the Fund may issue senior securities in connection with transactions in options, futures, options on futures, and other similar investments, and except as otherwise permitted herein and in Investment Restriction Nos. 13, 15, 16, and 17, as applicable to the Fund.

5. Pledge, mortgage, or hypothecate the Fund's assets, except to the extent necessary to secure permitted borrowings and to the extent related to the deposit of assets in escrow in connection with: (i) the writing of covered put and call options; (ii) the purchase of securities on a forward-commitment or delayed-delivery basis; and (iii) collateral and initial or variation margin arrangements with respect to currency transactions, options, futures contracts, including those relating to indices, and options on futures contracts or indices.

6. Invest in commodities, except that a Fund may purchase and sell futures contracts, including those relating to securities, currencies, indices, and options on futures contracts or indices and currencies underlying or related to any such futures contracts, and purchase and sell currencies (and options thereon) or securities on a forward-commitment or delayed-delivery basis.

7. Invest 25% or more of the value of the Fund's total assets in the securities of one or more issuers conducting their principal business activities in the same industry (except that, to the extent the benchmark selected for a Fund is concentrated in a particular industry, the Fund will necessarily be concentrated in that industry). This limitation does not apply to investments or obligations of the U.S. Government or any of its agencies or instrumentalities, or shares of investment companies.

8. Borrow money, except: (i) as a temporary measure for extraordinary or emergency purposes and then only in amounts not in excess of 5% of the value of the Fund's total assets from a bank; or (ii) in an amount up to one-third of the value of the Fund's total assets, including the amount borrowed, in order to meet redemption requests without immediately selling portfolio instruments. This provision is not for investment leverage but solely to facilitate management of the portfolio by enabling the Fund to meet redemption requests when the liquidation of portfolio instruments would be inconvenient or disadvantageous.

      8.1 THE NOVA MASTER FUND MAY BORROW MONEY, SUBJECT TO THE CONDITIONS OF PARAGRAPH 16, FOR THE PURPOSE OF INVESTMENT LEVERAGE.

      8.2 THE INVERSE GOVERNMENT LONG BOND STRATEGY MASTER FUND MAY BORROW MONEY, SUBJECT TO THE CONDITIONS OF PARAGRAPH 16, BUT SHALL NOT MAKE PURCHASES WHILE BORROWING IN EXCESS OF 5% OF THE VALUE OF ITS ASSETS. FOR PURPOSES OF THIS SUBPARAGRAPH, FUND ASSETS INVESTED IN REVERSE REPURCHASE AGREEMENTS ARE INCLUDED IN THE AMOUNTS BORROWED.

9. Make short sales of portfolio securities or purchase any portfolio securities on margin, except for such short-term credits as are necessary for the clearance of transactions. The deposit or payment by the Fund of initial or variation margin in connection with futures or options transactions is not considered to be a securities purchase on margin. The Fund may engage in short sales if, at the time of the short sale, the Fund owns or has the right to acquire an equal amount of the security being sold at no additional cost ("selling against the box").

      9.1 THE INVERSE OTC STRATEGY MASTER FUND, INVERSE S&P 500 STRATEGY MASTER FUND, AND INVERSE GOVERNMENT LONG BOND STRATEGY MASTER FUND, MAY ENGAGE IN SHORT SALES OF PORTFOLIO SECURITIES OR MAINTAIN A SHORT POSITION IF AT ALL TIMES WHEN A SHORT POSITION IS OPEN: (I) THE FUND MAINTAINS A SEGREGATED ACCOUNT WITH THE FUND'S CUSTODIAN TO COVER THE SHORT POSITION IN ACCORDANCE WITH THE POSITION OF THE SEC; OR (II) THE FUND OWNS AN EQUAL AMOUNT OF SUCH SECURITIES OR SECURITIES CONVERTIBLE INTO OR EXCHANGEABLE, WITHOUT

            PAYMENT OF ANY FURTHER CONSIDERATION, FOR SECURITIES OF THE SAME ISSUE AS, AND EQUAL IN AMOUNT TO, THE SECURITIES SOLD SHORT.

NON-FUNDAMENTAL POLICIES

The following investment limitations are non-fundamental policies of the Funds and may be changed with respect to any Fund by the Board.

The Funds may not:

1.    Invest in warrants.

2.    Invest in real estate limited partnerships.

3.    Invest in mineral leases.

The Inverse S&P 500 Strategy Master Fund and the Inverse OTC Strategy Master Fund may not:

4. Change its investment strategy to invest at least 80% of its net assets, plus any borrowings for investment purposes, in financial instruments with economic characteristics that should perform opposite to the securities of companies in its underlying index, without 60 days' prior notice to shareholders.

The Inverse Government Long Bond Strategy Master Fund may not:

5. Change its investment strategy to invest at least 80% of its net assets, plus any borrowings for investment purposes, in financial instruments with economic characteristics that should perform opposite to fixed income securities issued by the U.S. Government without 60 days' prior notice to shareholders.

With respect to both the fundamental and non-fundamental policies of the Funds, the foregoing percentages: (i) are based on total assets (except for the limitation on illiquid securities, which is based on net assets); (ii) will apply at the time of the purchase of a security; and (iii) shall not be considered violated unless an excess or deficiency occurs or exists immediately after and as a result of a purchase of such security, except for the fundamental limitation on borrowing described in paragraph 1 above under the heading "Fundamental Policies of the Funds." With respect to borrowings in accordance with the limitations set forth in paragraph 6, in the event that such asset coverage shall at any time fall below 300 per centum, a Fund must reduce the amount of its borrowings to an extent that the asset coverage of such borrowings shall be at least 300 per centum within three days thereafter.

BROKERAGE ALLOCATION AND OTHER PRACTICES

BROKERAGE TRANSACTIONS. Generally, equity securities are bought and sold through brokerage transactions for which commissions are payable. Purchases from underwriters will include the underwriting commission or concession, and purchases from dealers serving as market makers will include a dealer's mark-up or reflect a dealer's mark-down. Money market securities and other debt securities are usually bought and sold directly from the issuer or an underwriter or market maker for the securities. Generally, a Fund will not pay brokerage commissions for such purchases. When a debt security is bought from an underwriter, the purchase price will usually include an underwriting commission or concession. The purchase price for securities bought from dealers serving as market makers will similarly include the dealer's mark up or reflect a dealer's mark down. When a Fund executes transactions in the over-the-counter market, it will generally deal with primary market makers unless prices that are more favorable are otherwise obtainable.

In addition, the Advisor may place a combined order, often referred to as "bunching," for two or more accounts it manages, including any of the Funds, engaged in the purchase or sale of the same security or other instrument if, in its judgment, joint execution is in the best interest of each participant and will result in best price and execution. Transactions involving commingled orders are allocated in a manner deemed equitable to each account or Fund. Although it is recognized that, in some cases, the joint execution of orders could adversely affect the price or volume of the security that a particular account or a Fund may obtain, it is the opinion of the Advisor and the Trust's Board that the advantages of combined orders outweigh the possible disadvantages of separate transactions. In addition, in some instances a Fund effecting the larger portion of a combined order may not benefit to the same extent as participants effecting smaller portions of the combined order. Nonetheless, the Advisor believes that the ability of a Fund to participate in higher volume transactions will generally be beneficial to the Fund.


For the fiscal years ended March 31, 2005, 2006 and 2007, the Funds paid the following brokerage commissions:

---------------------------------------------------------------------------------------------------------------
                                                  AGGREGATE               AGGREGATE              AGGREGATE
                                                  BROKERAGE               BROKERAGE              BROKERAGE
                                  FUND           COMMISSIONS             COMMISSIONS            COMMISSIONS
                               INCEPTION        DURING FISCAL           DURING FISCAL          DURING FISCAL
FUND NAME                         DATE         YEAR ENDED 2005         YEAR ENDED 2006        YEAR ENDED 2007
---------------------------------------------------------------------------------------------------------------
Nova Master Fund               7/12/1993           $660,578               $320,427                $220,149
---------------------------------------------------------------------------------------------------------------
Inverse OTC Strategy
Master Fund                     9/3/1998           $61,863                 $43,172                 $18,514
---------------------------------------------------------------------------------------------------------------
Inverse S&P 500 Strategy
Master Fund                     1/7/199               $0                   $62,241                 $38,927
---------------------------------------------------------------------------------------------------------------
Inverse Government Long
Bond Strategy Fund              3/3/1995           $779,922               $535,630                $190,599
---------------------------------------------------------------------------------------------------------------


Differences, year to year, in the amount of brokerage commissions paid by the Funds (as disclosed in the table above) were primarily the result of shareholder purchase and redemption activity, as well as each Fund's overall volatility. Changes in the amount of commissions paid by a Fund do not reflect material changes in that Fund's investment objective or strategies over these periods.

BROKERAGE SELECTION. The Trust does not expect to use one particular broker or dealer, and when one or more brokers is believed capable of providing the best combination of price and execution, the Funds' Advisor may select a broker based upon brokerage or research services provided to the Advisor. The Advisor may pay a higher commission than otherwise obtainable from other brokers in return for such services only if a good faith determination is made that the commission is reasonable in relation to the services provided.

Section 28(e) of the Securities Exchange Act of 1934, as amended (the "1934 Act") permits the Advisor, under certain circumstances, to cause each Fund to pay a broker or dealer a commission for effecting a transaction in excess of the amount of commission another broker or dealer would have charged for effecting the transaction in recognition of the value of brokerage and research services provided by the broker or dealer. In addition to agency transactions, the Advisor may receive brokerage and research services in connection with certain riskless principal transactions, in accordance with applicable SEC guidance. Brokerage and research services include: (1) furnishing advice as to the value of securities, the advisability of investing in, purchasing or selling securities, and the availability of securities or purchasers or sellers of securities; (2) furnishing analyses and reports concerning issuers, industries, securities, economic factors and trends, portfolio strategy, and the performance of accounts; and (3) effecting securities transactions and performing functions incidental thereto (such as clearance, settlement, and custody). In the case of research services, the Advisor believes that access to independent investment research is beneficial to its investment decision-making processes and, therefore, to each Fund.

To the extent research services may be a factor in selecting brokers, such services may be in written form or through direct contact with individuals and may include information as to particular companies and securities as well as market, economic, or institutional areas and information which assists in the valuation and pricing of investments. Examples of research-oriented services for which the Advisor might utilize Fund commissions include research reports and other information on the economy, industries, sectors, groups of securities, individual companies, statistical information, political developments, technical market action, pricing and appraisal services, credit analysis, risk measurement analysis, performance and other analysis. The Advisor may use research services furnished by brokers in servicing all client accounts and not all services may necessarily be used in connection with the account that paid commissions to the broker providing such services. Information so received by the Advisor will be in addition to and not in lieu of the services required to be performed by the Funds' Advisor under the Advisory Agreement. Any advisory or other fees paid to the Advisor are not reduced as a result of the receipt of research services.

In some cases the Advisor may receive a service from a broker that has both a "research" and a "non-research" use. When this occurs, the Advisor makes a good faith allocation, under all the circumstances, between the research and non-research uses of the service. The percentage of the service that is used for research purposes may be paid for with client commissions, while the Advisor will use its own funds to pay for the percentage of the service that is used for non-research purposes. In making this good faith allocation, the Advisor faces a potential conflict of interest, but the Advisor believes that its allocation procedures are reasonably designed to ensure that it appropriately allocates the anticipated use of such services to its research and non-research uses.

From time to time, a Fund may purchase new issues of securities for clients in a fixed price offering. In these situations, the seller may be a member of the selling group that will, in addition to selling securities, provide the Advisor with research services. The NASD has adopted rules expressly permitting these types of arrangements under certain circumstances. Generally, the seller will provide research "credits" in these situations at a rate that is higher than that which is available for typical secondary market transactions. These arrangements may not fall within the safe harbor of Section 28(e).


For the Trust's fiscal year ended March 31, 2007, the Funds paid the following commissions on brokerage transactions directed to brokers pursuant to an agreement or understanding whereby the broker provides research or other brokerage services to the Advisor:

-------------------------------------------------------------------------------------------------
                                                                        TOTAL DOLLAR AMOUNT OF
                                             TOTAL DOLLAR AMOUNT OF     TRANSACTIONS INVOLVING
                                             BROKERAGE COMMISSIONS    BROKERAGE COMMISSIONS FOR
FUND NAME                                    FOR RESEARCH SERVICES        RESEARCH SERVICES
-------------------------------------------------------------------------------------------------
Inverse OTC Strategy Master Fund                       $0                         $0
-------------------------------------------------------------------------------------------------
Inverse S&P 500 Strategy Master Fund                   $0                        $0*
-------------------------------------------------------------------------------------------------
Nova Master Fund                                    $48,144                  $343,801,205
-------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------
                                                                        TOTAL DOLLAR AMOUNT OF
                                             TOTAL DOLLAR AMOUNT OF     TRANSACTIONS INVOLVING
                                             BROKERAGE COMMISSIONS    BROKERAGE COMMISSIONS FOR
FUND NAME                                    FOR RESEARCH SERVICES        RESEARCH SERVICES
-------------------------------------------------------------------------------------------------
Inverse Government Long Bond Strategy Fund             $0                         $0
-------------------------------------------------------------------------------------------------


BROKERAGE WITH FUND AFFILIATES. A Fund may execute brokerage or other agency transactions through registered broker-dealer affiliates of the Fund, the Advisor or Rydex Distributors, Inc. (the "Distributor") for a commission in conformity with the 1940 Act, the 1934 Act and the rules promulgated by the SEC. In such instances, the placement of orders with such brokers would be consistent with the Funds' objectives of obtaining best execution and would not be dependent upon the fact that the broker is an affiliate of the Fund, the Advisor or the Distributor. With respect to orders placed with the broker for execution on a securities exchange, commissions received must conform to Section 17(e)(2)(A) of the 1940 Act and Rule 17e-1 thereunder, which permit an affiliated person of a registered investment company, or any affiliated person of such person to receive a brokerage commission from such registered company provided that such commission is fair and reasonable compared to the commission received by other brokers in connection with comparable transactions involving similar securities during a comparable period of time. The members of the Board, including those who are not "interested persons" of the Trust, have adopted procedures for evaluating the reasonableness of commissions paid to affiliates and review these procedures periodically.


For the fiscal years ended March 31, 2005, 2006 and 2007, the Funds paid the following brokerage commissions to the Distributor:

-------------------------------------------------------------------------------------------------------------------
                                                                                              PERCENTAGE OF TOTAL
                                                                                                   BROKERAGE
                                                                            PERCENTAGE OF        TRANSACTIONS,
                                              AGGREGATE BROKERAGE          TOTAL BROKERAGE     INVOLVING PAYMENT
                                         COMMISSIONS PAID TO AFFILIATED      COMMISSIONS        OF COMMISSIONS,
                              FUND                   BROKER                    PAID TO         EFFECTED THROUGH
                           INCEPTION    -------------------------------       AFFILIATED          AFFILIATED
FUND NAME                     DATE       2005        2006         2007      ROKER IN 2007       BROKERS IN 2007
-------------------------------------------------------------------------------------------------------------------
Inverse OTC Strategy
Master Fund                9/3/1998       $0          $0           $0             0%                  0%
-------------------------------------------------------------------------------------------------------------------
Inverse S&P 500
Strategy Master Fund       1/7/1994       $0          $0           $0             0%                  0%
-------------------------------------------------------------------------------------------------------------------
Nova Master Fund           7/12/1993    $9,667        $0           $0             0%                  0%
-------------------------------------------------------------------------------------------------------------------
Inverse Government
Long Bond Strategy Fund    3/3/1995       $0          $0           $0             0%                  0%
-------------------------------------------------------------------------------------------------------------------

SECURITIES OF "REGULAR BROKER-DEALERS." The Funds are required to identify any securities of their "regular brokers and dealers" (as such term is defined in the 1940 Act) which the Funds may hold at the close of their most recent fiscal year. "Regular brokers or dealers" of the Trust are the ten brokers or dealers that, during the most recent fiscal year: (i) received the greatest dollar amounts of brokerage commissions from the Trust's portfolio transactions; (ii) engaged as principal in the largest dollar amounts of portfolio transactions of the Trust; or (iii) sold the largest dollar amounts of the Trust's shares. As of March 31, 2007, the Funds held the following securities of the Trust's "regular brokers or dealers."

------------------------------------------------------------------------------------------------------------
                                                                           TOTAL $ AMOUNT OF SECURITIES OF
FUND NAME                             FULL NAME OF BROKER/DEALER           EACH REGULAR BROKER-DEALER HELD
------------------------------------------------------------------------------------------------------------
Nova Master Fund                    Lehman Brothers Holdings, Inc.                    $2,587,723
                                    ------------------------------------------------------------------------
                                    Morgan Stanley                                    $3,032,252
                                    ------------------------------------------------------------------------
                                    Bear Stearns                                      $9,096,755
                                    ------------------------------------------------------------------------
                                    Mizuho Financial Group, Inc.                      $8,338,693
                                    ------------------------------------------------------------------------
                                    Credit Suisse Group                               $6,380,471
                                    ------------------------------------------------------------------------
                                    Merrill Lynch & Company, Inc.                      $484,303
                                    ------------------------------------------------------------------------
                                    Bank of America Corp.                             $3,801,501
                                    ------------------------------------------------------------------------
                                    Goldman Sachs Group, Inc.                          $489,713
                                    ------------------------------------------------------------------------
                                    Morgan Stanley                                     $470,197
                                    ------------------------------------------------------------------------
                                    Morgan Stanley                                     $38,592
                                    ------------------------------------------------------------------------
                                    Lehman Brothers Holdings, Inc.                     $16,817
------------------------------------------------------------------------------------------------------------
Inverse S&P 500 Strategy Master     Mizuho Financial Group, Inc.                     $50,861,619
Fund                                ------------------------------------------------------------------------
                                    Lehman Brothers Holdings, Inc.                   $29,404,305
                                    ------------------------------------------------------------------------
                                    Bear Stearns Cos., Inc.                          $55,485,402
                                    ------------------------------------------------------------------------
                                    Morgan Stanley                                   $18,495,134
                                    ------------------------------------------------------------------------
                                    Credit Suisse Group                               $5,277,575
------------------------------------------------------------------------------------------------------------
Inverse OTC Strategy Master Fund    Mizuho Financial Group, Inc.                     $50,961,865
                                    ------------------------------------------------------------------------
                                    Lehman Brothers Holdings, Inc.                   $11,119,480
                                    ------------------------------------------------------------------------
                                    Bear Stearns Cos., Inc.                          $55,594,762
                                    ------------------------------------------------------------------------
                                    Morgan Stanley                                   $18,531,587
                                    ------------------------------------------------------------------------
                                    Credit Suisse Group                               $3,256,068
------------------------------------------------------------------------------------------------------------
Inverse Government Long Bond        Mizuho Financial Group, Inc.                     $213,066,378
Strategy Fund                       ------------------------------------------------------------------------
                                    Lehman Brothers Holdings, Inc.                   $420,330,000
                                    ------------------------------------------------------------------------
                                    Bear Stearns Cos., Inc                           $232,436,049
                                    ------------------------------------------------------------------------
                                    Credit Suisse Group                                $328,443
                                    ------------------------------------------------------------------------
                                    Morgan Stanley                                   $77,478,683
------------------------------------------------------------------------------------------------------------


MANAGEMENT OF THE TRUST


BOARD RESPONSIBILITIES. The management and affairs of the Trust are supervised by the Board under the laws of the State of Delaware and the 1940 Act. The Board has approved contracts, as described below, under which certain companies provide essential management services to the Trust.

MEMBERS OF THE BOARD AND OFFICERS OF THE TRUST. Set forth below are the names, ages, position with the Trust, term of office, and the principal occupations for a minimum of the last five years of each of the persons currently serving as members of the Board and as Executive Officers of the Trust. Also included below is the term of office for each of the Executive Officers of the Trust. The members of the Board serve as Trustees for the life of the Trust or until retirement, removal, or their office is terminated pursuant to the Trust's Declaration of Trust. Unless otherwise noted, the business address of each Trustee and Officer is 9601 Blackwell Road, Suite 500, Rockville, Maryland 20850.

-------------------------------------------------------------------------------------------------------------------------------
                              POSITION(S)                                                     NUMBER OF
                               HELD WITH                                                    PORTFOLIOS IN
                               THE TRUST,                                                        FUND
                                TERM OF                                                        COMPLEX
     NAME, ADDRESS             OFFICE AND                                                      OVERSEEN
      AND AGE OF               LENGTH OF                PRINCIPAL OCCUPATION(S)              BY TRUSTEE/    OTHER DIRECTORSHIPS
    TRUSTEE/OFFICER           TIME SERVED                 DURING PAST 5 YEARS                  OFFICER        HELD BY TRUSTEE
-------------------------------------------------------------------------------------------------------------------------------
                                                      INTERESTED TRUSTEES*
-------------------------------------------------------------------------------------------------------------------------------
Michael P. Byrum (36)      Trustee and        PADCO ADVISORS, INC.:                              138        None
                           Secretary from     Chief  Investment  Officer from August 2006
                           2005 to            to  present;  Chief  Operating  Officer  of
                           present.           PADCO  Advisors,  Inc. from October 2003 to
                                              May 2004;  Executive  Vice  President  from
                                              December 2002 to May 2004;  President  from
                                              May 2004 to  present;  and  Secretary  from
                                              December 2002 to present

                                              PADCO ADVISORS II, INC.:
                                              Chief  Investment  Officer from August 2006
                                              to  present;  Chief  Operating  Officer  of
                                              PADCO  Advisors II, Inc. from December 2003
                                              to May 2004;  Executive Vice President from
                                              December 2002 to May 2004;  President  from
                                              May 2004 to  present;  and  Secretary  from
                                              December 2002 to present

                                              RYDEX ADVISORY SERVICES:
                                              President from August 2004 to present

                                              RYDEX CAPITAL PARTNERS I, LLC:
                                              President and  Secretary  from October 2003
                                              to April 2007

                                              RYDEX CAPITAL PARTNERS II, LLC:
                                              President and  Secretary  from October 2003
                                              to April 2007

                                              RYDEX DISTRIBUTORS, INC.:
                                              Secretary  from  December 2001 to May 2004;
                                              Executive   Vice  President  from  December
                                              2002  to  May  2004;  and  Chief  Operating
                                              Officer from December 2003 to May 2004

                                              RYDEX FUND SERVICES, INC.:
                                              Secretary  from  December  2002 to
-------------------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------------------
                              POSITION(S)                                                     NUMBER OF
                               HELD WITH                                                    PORTFOLIOS IN
                               THE TRUST,                                                        FUND
                                TERM OF                                                        COMPLEX
     NAME, ADDRESS             OFFICE AND                                                      OVERSEEN
      AND AGE OF               LENGTH OF                PRINCIPAL OCCUPATION(S)              BY TRUSTEE/    OTHER DIRECTORSHIPS
    TRUSTEE/OFFICER           TIME SERVED                 DURING PAST 5 YEARS                  OFFICER        HELD BY TRUSTEE
-------------------------------------------------------------------------------------------------------------------------------
                                              present; Executive   Vice  President  from
                                              December 2002 to August  2006;  and Chief
                                              Operating Officer from December 2003 to May
                                              2004

                                              RYDEX HOLDINGS, INC.:
                                              Secretary  from  December  2005 to  present
                                              and Executive  Vice President from December
                                              2005 to August 2006

                                              ADVISOR RESEARCH CENTER, INC.:
                                              Secretary  from  May  2006 to  present  and
                                              Executive  Vice  President from May 2006 to
                                              August 2006

                                              RYDEX SPECIALIZED PRODUCTS, LLC:
                                              Director and Secretary  from September 2005
                                              to present
-------------------------------------------------------------------------------------------------------------------------------
Carl G. Verboncoeur (54)   Trustee from       PADCO ADVISORS, INC.:                              138        None
                           2004 to            Chief  Executive  Officer from October 2003
                           present;           to present;  Executive  Vice  President  of
                           President from     PADCO Advisors,  Inc. from December 2002 to
                           2003 to            October 2003;  President of PADCO Advisors,
                           present; Vice      Inc.  from  October  2003 to May 2004;  and
                           President from     Treasurer from December 2002 to present
                           1997 to
                           present; and       PADCO ADVISORS II, INC.:
                           Treasurer from     Chief Executive  Officer from December 2003
                           1997 to 2003.      to present;  Executive  Vice  President  of
                                              PADCO  Advisors II, Inc. from December 2002
                                              to  December   2003;   President  of  PADCO
                                              Advisors  II, Inc.  from  December  2002 to
                                              May 2004 and  Treasurer  from December 2003
                                              to present

                                              RYDEX CAPITAL PARTNERS I, LLC:
                                              Treasurer  from October 2003 to April 2007,
                                              and Executive  Vice  President from October
                                              2003 to August 2006

                                              RYDEX CAPITAL PARTNERS II, LLC:
                                              Treasurer  from October 2003 to April 2007,
                                              and Executive  Vice  President from
-------------------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------------------
                              POSITION(S)                                                     NUMBER OF
                               HELD WITH                                                    PORTFOLIOS IN
                               THE TRUST,                                                        FUND
                                TERM OF                                                        COMPLEX
     NAME, ADDRESS             OFFICE AND                                                      OVERSEEN
      AND AGE OF               LENGTH OF                PRINCIPAL OCCUPATION(S)              BY TRUSTEE/    OTHER DIRECTORSHIPS
    TRUSTEE/OFFICER           TIME SERVED                 DURING PAST 5 YEARS                  OFFICER        HELD BY TRUSTEE
-------------------------------------------------------------------------------------------------------------------------------
                                              October 2003 to August 2006

                                              RYDEX ADVISORY SERVICES:
                                              Chief  Executive  Officer  from August 2004
                                              to present

                                              RYDEX DISTRIBUTORS, INC.:
                                              President and Chief Executive  Officer from
                                              December  2003 to present;  Treasurer  from
                                              December  2002 to present;  Executive  Vice
                                              President  from  December  2002 to December
                                              2003;  and  Vice  President  from  December
                                              2001 to December 2002

                                              RYDEX FUND SERVICES, INC.:
                                              Chief Executive  Officer from December 2003
                                              to present;  President and  Treasurer  from
                                              December  2002 to  present;  and  Executive
                                              Vice   President   from  December  2001  to
                                              December 2002

                                              RYDEX HOLDINGS, INC.:
                                              Chief  Executive  Officer,   President  and
                                              Treasurer from December 2005 to present

                                              ADVISOR RESEARCH CENTER, INC.:
                                              Chief  Executive  Officer,   President  and
                                              Treasurer from May 2006 to present

                                              RYDEX SPECIALIZED PRODUCTS, LLC:
                                              Chief  Executive   Officer,   Director  and
                                              Treasurer from September 2005 to present
-------------------------------------------------------------------------------------------------------------------------------
                                                         INDEPENDENT TRUSTEES
-------------------------------------------------------------------------------------------------------------------------------
Corey A. Colehour (61)     Trustee from       Retired from August 2006 to present.               138        None
                           1993 to            Owner and President of Schield Management
                           present; and       Company (registered investment adviser)
                           Member of the      from 2005 to 2006; and Senior Vice
                           Audit and          President of Marketing and Co-Owner of
                           Nominating         Schield Management Company from 1985 to
                           Committees from    2005
                           1995 to present.
-------------------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------------------
                              POSITION(S)                                                     NUMBER OF
                               HELD WITH                                                    PORTFOLIOS IN
                               THE TRUST,                                                        FUND
                                TERM OF                                                        COMPLEX
     NAME, ADDRESS             OFFICE AND                                                      OVERSEEN
      AND AGE OF               LENGTH OF                PRINCIPAL OCCUPATION(S)              BY TRUSTEE/    OTHER DIRECTORSHIPS
    TRUSTEE/OFFICER           TIME SERVED                 DURING PAST 5 YEARS                  OFFICER        HELD BY TRUSTEE
-------------------------------------------------------------------------------------------------------------------------------
J. Kenneth Dalton (65)     Trustee from       Retired                                            138        None
                           1995 to
                           present; Member
                           of the
                           Nominating
                           Committee from
                           1995 to
                           present; and
                           Chairman of the
                           Audit Committee
                           from 1997 to
                           present.
-------------------------------------------------------------------------------------------------------------------------------
John O. Demaret (66)       Trustee from       Retired                                            138        None
                           1997 to present;
                           Chairman of the
                           Board from 2006
                           to present; and
                           Member of the
                           Audit and
                           Nominating
                           Committees from
                           1997 to present.
-------------------------------------------------------------------------------------------------------------------------------
Werner E. Keller (66)      Trustee and        Founder and President of Keller Partners,          138        None
                           Member of the      LLC (registered investment adviser) from
                           Audit and          2005 to present; and Retired from 2001 to
                           Nominating         2005
                           Committees from
                           2005 to present.
-------------------------------------------------------------------------------------------------------------------------------
Thomas F. Lydon (46)       Trustee and        President of Global Trends Investments             138        None
                           Member of the      (registered investment adviser) from 1996
                           Audit and          to present
                           Nominating
                           Committees from
                           2005 to present.
-------------------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------------------
                              POSITION(S)                                                     NUMBER OF
                               HELD WITH                                                    PORTFOLIOS IN
                               THE TRUST,                                                        FUND
                                TERM OF                                                        COMPLEX
     NAME, ADDRESS             OFFICE AND                                                      OVERSEEN
      AND AGE OF               LENGTH OF                PRINCIPAL OCCUPATION(S)              BY TRUSTEE/    OTHER DIRECTORSHIPS
    TRUSTEE/OFFICER           TIME SERVED                 DURING PAST 5 YEARS                  OFFICER        HELD BY TRUSTEE
-------------------------------------------------------------------------------------------------------------------------------
Patrick T. McCarville      Trustee from       Chief Executive Officer of Par                     138        None
(64)                       1997 to            Industries, Inc., d/b/a Par Leasing from
                           present;           1977 to present
                           Chairman of the
                           Nominating
                           Committee from
                           1997 to
                           present; and
                           Member of the
                           Audit Committee
                           from 1997 to
                           present.
-------------------------------------------------------------------------------------------------------------------------------
Roger Somers (62)          Trustee from       Founder and Chief Executive Officer of             138        None
                           1993 to            Arrow Limousine from 1965 to present
                           present; and
                           Member of the
                           Audit and
                           Nominating
                           Committees from
                           1995 to present.
-------------------------------------------------------------------------------------------------------------------------------
                                                               OFFICERS
-------------------------------------------------------------------------------------------------------------------------------
Nick Bonos (43)            Vice President     Senior Vice President of Fund Services of          138        Not Applicable
                           and Treasurer      PADCO Advisors, Inc. from August 2006 to
                           from 2003 to       present; Senior Vice President of Rydex
                           present.           Fund Services, Inc. from December 2003 to
                                              August 2006; Vice President of Accounting,
                                              Rydex Fund Services, Inc. from 2001 to
                                              2003; and Chief Financial Officer and
                                              Manager of Rydex Specialized Products, LLC
                                              from September 2005 to present
-------------------------------------------------------------------------------------------------------------------------------
Joanna M. Haigney (40)     Chief              Chief Compliance Officer of PADCO                  138        Not Applicable
                           Compliance         Advisors, Inc. and PADCO Advisors II, Inc.
                           Officer from       from May 2005 to present and Rydex Capital
                           2004 to            Partners I, LLC and Rydex Capital Partners
                           present; and       II, LLC from August 2006 to April 2007;
                           Secretary from     Vice President of Compliance of PADCO
                           2000 to present.   Advisors, Inc. from August 2006 to
-------------------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------------------
                              POSITION(S)                                                     NUMBER OF
                               HELD WITH                                                    PORTFOLIOS IN
                               THE TRUST,                                                        FUND
                                TERM OF                                                        COMPLEX
     NAME, ADDRESS             OFFICE AND                                                      OVERSEEN
      AND AGE OF               LENGTH OF                PRINCIPAL OCCUPATION(S)              BY TRUSTEE/    OTHER DIRECTORSHIPS
    TRUSTEE/OFFICER           TIME SERVED                 DURING PAST 5 YEARS                  OFFICER        HELD BY TRUSTEE
-------------------------------------------------------------------------------------------------------------------------------
                                              present; Assistant Secretary of Rydex
                                              Distributors, Inc. from December 2001 to
                                              December 2003; and Vice President of Rydex
                                              Distributors, Inc. from December 2003 to
                                              May 2004 and Rydex Fund Services, Inc.
                                              from December 2001 to August 2006
-------------------------------------------------------------------------------------------------------------------------------
Joseph Arruda (40)         Assistant          Vice President of PADCO Advisors, Inc. and         138        Not Applicable
                           Treasurer from     PADCO Advisors II, Inc. from 2004 to
                           2006 to present.   present; Director of Accounting of PADCO
                                              Advisors, Inc. and PADCO Advisors II, Inc.
                                              from 2003 to 2004; Vice President of
                                              Mutual Funds, State Street Bank & Trust
                                              from 2000 to 2003
-------------------------------------------------------------------------------------------------------------------------------
Paula Billos (33)          Controller from    Director of Fund Administration of PADCO           138        Not Applicable
                           2006 to present.   Advisors, Inc. and PADCO Advisors II, Inc.
                                              from 2001 to present
-------------------------------------------------------------------------------------------------------------------------------


* Messrs. Verboncoeur and Byrum are "interested" persons of the Trust, as that term is defined in the 1940 Act by virtue of their affiliation with the Funds' Advisor.

BOARD STANDING COMMITTEES. The Board has established the following standing committees:


      AUDIT COMMITTEE. The Board has a standing Audit Committee that is composed of each of the independent trustees of the Trust, and which operates pursuant to a written charter approved by the Board. The principal responsibilities of the Audit Committee include: recommending which firm to engage as the Trust's independent auditor and whether to terminate this relationship; reviewing the independent auditors' compensation, the proposed scope and terms of its engagement, and the firm's independence; serving as a channel of communication between the independent auditor and the Board; reviewing the results of each external audit, including any qualifications in the independent auditors' opinion, any related management letter, management's responses to recommendations made by the independent auditors in connection with the audit, reports submitted to the Committee by the Trust's Servicer that are material to the Trust as a whole, if any, and management's responses to any such reports; reviewing the Trust's audited financial statements and considering any significant disputes between the Trust's management and the independent auditor that arose in connection with the preparation of those financial statements; considering, in consultation with the independent auditors and the Trust's senior internal accounting executive, if any, the independent auditors' report on the adequacy of the Trust's internal financial controls; reviewing, in consultation with the Trust's independent auditors, major changes regarding auditing and accounting principles and practices to be followed when preparing the Trust's financial statements; and other audit related matters. Messrs. Colehour, Dalton, Demaret, Keller, Lydon, McCarville and Somers currently serve as members of the Audit Committee. The Audit

      Committee meets periodically, as necessary, and met five times in the Trust's most recently completed fiscal year.

      NOMINATING COMMITTEE. The Board has a standing Nominating Committee that is composed of each of the independent trustees of the Trust. The Nominating Committee operates under a written charter approved by the Board. The principal responsibility of the Nominating Committee is to consider, recommend and nominate candidates to fill vacancies on the Trust's Board, if any. The Nominating Committee does not have specific procedures in place to consider nominees recommended by shareholders, but would consider such nominees if submitted in accordance with Rule 14a-8 of the 1934 Act in conjunction with a shareholder meeting to consider the election of the members of the Board of Trustees of the Trust. The Nominating Committee also reviews the compensation for the Board members. Messrs. Colehour, Dalton, Demaret, Keller, Lydon, McCarville and Somers serve as members of the Nominating Committee. The Nominating Committee meets periodically, as necessary, and met once during the Trust's most recently completed fiscal year.

      FUND SHARES OWNED BY BOARD MEMBERS. The following table shows the dollar amount range of each Trustee's "beneficial ownership" of shares of the Funds and all Rydex Funds as of the end of the most recently completed calendar year. With the exception of those Funds listed below, none of the Trustees beneficially owned shares of the Funds as of December 31, 2006. Dollar amount ranges disclosed are established by the SEC. "Beneficial ownership" is determined in accordance with Rule 16a-1(a)(2) under the 1934 Act. The Trustees and the officers of the Trust own less than 1% of the outstanding shares of the Trust.

--------------------------------------------------------------------------------
                                                      AGGREGATE DOLLAR RANGE OF
                                    DOLLAR RANGE OF   SHARES IN ALL RYDEX FUNDS
       NAME             FUND NAME     FUND SHARES 1     OVERSEEN BY TRUSTEE 1,2
--------------------------------------------------------------------------------
                              INTERESTED TRUSTEES
--------------------------------------------------------------------------------
Michael P. Byrum          None            None             over $100,000
--------------------------------------------------------------------------------
Carl G. Verboncoeur       None            None             over $100,000
--------------------------------------------------------------------------------
                              INDEPENDENT TRUSTEES
--------------------------------------------------------------------------------
Corey A. Colehour         None            None             over $100,000
--------------------------------------------------------------------------------
J. Kenneth Dalton         None            None           $10,001 - $50,000
--------------------------------------------------------------------------------
John O. Demaret           None            None             over $100,000
--------------------------------------------------------------------------------
Thomas F. Lydon           None            None                  None
--------------------------------------------------------------------------------
Werner E. Keller          None            None             over $100,000
--------------------------------------------------------------------------------
Patrick T. McCarville     None            None           $50,001 - $100,000
--------------------------------------------------------------------------------
Roger J. Somers           None            None             over $100,000
--------------------------------------------------------------------------------

1     Information provided is as of December 31, 2006.

2 Includes Rydex Series Funds, Rydex Dynamic Funds, Rydex Variable Trust and Rydex ETF Trust.

      BOARD AND OFFICER COMPENSATION. The aggregate compensation paid by the Trust to each of its Board members and officers serving during the fiscal year ended March 31, 2007, is set forth in the table below. Board members who are directors, officers or employees of the Advisor or any of its affiliated entities do not receive compensation from the Trust:

------------------------------------------------------------------------------------------------------
                                                    PENSION OR                               TOTAL
                               AGGREGATE        RETIREMENT BENEFITS   ESTIMATED ANNUAL   COMPENSATION
                           COMPENSATION FROM    ACCRUED AS PART OF      BENEFITS UPON      FROM FUND
   NAME OF TRUSTEE               TRUST           TRUST'S EXPENSES        RETIREMENT        COMPLEX *
------------------------------------------------------------------------------------------------------
INTERESTED TRUSTEES**
------------------------------------------------------------------------------------------------------
Michael P. Byrum                   $0                   $0                   $0               $0
------------------------------------------------------------------------------------------------------
Carl G. Verboncoeur                $0                   $0                   $0               $0
------------------------------------------------------------------------------------------------------
INDEPENDENT TRUSTEES
------------------------------------------------------------------------------------------------------
Corey A. Colehour               $54,800                 $0                   $0            $100,000
------------------------------------------------------------------------------------------------------
J. Kenneth Dalton               $54,800                 $0                   $0            $100,000
------------------------------------------------------------------------------------------------------
John O. Demaret                 $61,600                 $0                   $0            $110,000
------------------------------------------------------------------------------------------------------
Werner E. Keller                $54,800                 $0                   $0            $100,000
------------------------------------------------------------------------------------------------------
Thomas F. Lydon                 $54,800                 $0                   $0            $100,000
------------------------------------------------------------------------------------------------------
Patrick T. McCarville           $54,800                 $0                   $0            $100,000
------------------------------------------------------------------------------------------------------
Roger J. Somers                 $54,800                 $0                   $0            $100,000
------------------------------------------------------------------------------------------------------

* Represents total compensation for service as Trustee of the Trust, Rydex ETF Trust, Rydex Dynamic Funds, and Rydex Variable Trust.

** Messrs. Verboncoeur and Byrum are "interested" persons of the Trust, as that term is defined in the 1940 Act by virtue of their affiliation with the Funds' Advisor. As officers of the Advisor, they do not receive compensation from the Trust.


CODE OF ETHICS

The Board has adopted a Combined Code of Ethics (the "Code of Ethics") pursuant to Rule 17j-1 under the 1940 Act. The Advisor, Servicer and Distributor are also covered by the Code of Ethics. The Code of Ethics applies to the personal investing activities of trustees, directors, officers and certain employees ("access persons"). Rule 17j-1 and the Code of Ethics are designed to prevent unlawful practices in connection with the purchase or sale of securities by access persons. Under the Code of Ethics, access persons are permitted to engage in personal securities transactions, but are required to report their personal securities transactions for monitoring purposes. In addition, certain access persons are required to obtain approval before investing in private placements and are prohibited from investing in initial public offerings. The Code of Ethics is on file with the SEC, and is available to the public.

PROXY VOTING

The Board has delegated responsibility for decisions regarding proxy voting for securities held by each Fund to the Advisor. The Advisor will vote such proxies in accordance with its proxy policies and procedures, which are included in Appendix B to this SAI. The Board will periodically review each Fund's proxy voting record.

The Trust annually discloses its complete proxy voting record on Form N-PX. The Trust's most recent Form N-PX is available, without charge, upon request, by calling 800.820.0888 or 301.296.5100 or by writing to Rydex Series Funds at 9601 Blackwell Road, Suite 500, Rockville, Maryland 20850. The Trust's Form N-PX is also available on the SEC's web site at www.sec.gov.

THE ADVISORY AGREEMENT


PADCO Advisors, Inc., 9601 Blackwell Road, Suite 500, Rockville, Maryland 20850, provides portfolio management to each Fund pursuant to an advisory contract with the Trust. The Advisor was incorporated in the State of Maryland on February 5, 1993 and, together with PADCO Advisors II, Inc., a registered investment adviser under common control, does business under the name Rydex Investments (the "Advisor"). The voting common stock of the Advisor is held predominantly by a trust established by the late Albert P. Viragh, Jr., the founder of the Advisor, for the benefit of members of his family (the "Viragh Family Trust"). Under the 1940 Act, control of a company is presumed where one individual or group of individuals owns more than 25% of the voting stock of that company. Therefore, through its ownership of voting common stock, the Viragh Family Trust and/or its three trustees, Katherine A. Viragh, Mark S. Viragh and Roger E. Young, may be deemed, under the 1940 Act, to control the Advisor.

The Advisor manages the investment and the reinvestment of the assets of each of the Funds, in accordance with the investment objectives, policies, and limitations of each Fund, subject to the general supervision and control of the Board and the officers of the Trust. The Advisor bears all costs associated with providing these advisory services and the expenses of the Board members who are affiliated with or interested persons of the Advisor. The Advisor, from its own resources, including profits from advisory fees received from the Funds, provided such fees are legitimate and not excessive, may make payments to broker-dealers and other financial institutions for their expenses in connection with the distribution of Fund shares, and otherwise currently pay all distribution costs for Fund shares.

Under an investment advisory agreement with the Advisor dated April 30, 2004, the Advisor serves as the investment adviser for the Funds, and provides investment advice to the Funds and oversees the day-to-day operations of the Funds, subject to direction and control by the Board and the officers of the Trust. As of July 3, 2007, net assets under management of the Advisor and its affiliates were approximately $15.9 billion. Pursuant to each advisory agreement, the Funds pay the Advisor at an annual rate based on the average daily net assets for each respective Fund, as set forth below.

For the fiscal years ended March 31, 2005, 2006 and 2007, the Funds paid the following advisory fees to the Advisor:

-------------------------------------------------------------------------------------------------------------------
                               FUND                       ADVISORY FEES    ADVISORY FEES PAID   ADVISORY FEES PAID
                            INCEPTION                    PAID FOR FISCAL     FOR FISCAL YEAR      FOR FISCAL YEAR
FUND NAME                      DATE      ADVISORY FEE    YEAR ENDED 2005       ENDED 2006           ENDED 2007
-------------------------------------------------------------------------------------------------------------------
Nova Master Fund            7/12/1993        0.75%         $2,553,536          $2,226,492           $1,719,438
-------------------------------------------------------------------------------------------------------------------
Inverse OTC Strategy
Master Fund                  9/3/1998        0.90%         $2,040,941          $1,804,546           $1,603,243
-------------------------------------------------------------------------------------------------------------------
Inverse S&P 500 Strategy     1/7/1994        0.90%         $4,196,787          $4,075,474           $4,211,861
Master Fund
-------------------------------------------------------------------------------------------------------------------
Inverse Government Long      3/3/1995        0.90%         $23,980,129         $18,373,376          $9,286,719
Bond Strategy Fund
-------------------------------------------------------------------------------------------------------------------

PORTFOLIO MANAGERS

This  section  includes   information  about  each  Fund's  portfolio  managers,
including information about other accounts they manage, the dollar range of Fund shares they own and how they are compensated.

OTHER ACCOUNTS MANAGED BY PORTFOLIO MANAGERS. Including the Funds, the portfolio managers are responsible for the day-to-day management of certain other accounts, as follows:

------------------------------------------------------------------------------------------------------------------
                       REGISTERED INVESTMENT           OTHER POOLED INVESTMENT
                           COMPANIES 1,2                      VEHICLES 1                    OTHER ACCOUNTS 1
                   -----------------------------------------------------------------------------------------------
                   NUMBER OF                         NUMBER OF                         NUMBER OF
      NAME          ACCOUNTS      TOTAL ASSETS        ACCOUNTS      TOTAL ASSETS        ACCOUNTS     TOTAL ASSETS
------------------------------------------------------------------------------------------------------------------
Michael P. Byrum      140         $15.2 billion         0            None                  6           Less than
                                                                                                      $5 million
------------------------------------------------------------------------------------------------------------------
Michael Dellapa       140         $15.2 billion         0            None                  7           Less than
                                                                                                      $5 million
------------------------------------------------------------------------------------------------------------------
James R. King         140         $15.2 billion         0            None                  3           Less than
                                                                                                      $5 million
------------------------------------------------------------------------------------------------------------------

1     Information provided is as of March 31, 2007.

2 The portfolio managers manage two registered investment companies, the Rydex Series Funds Multi-Cap Core Equity Fund and Rydex Variable Trust Multi-Cap Core Equity Fund, that are subject to a performance based advisory fee. The two Funds had $88.7 million in assets under management as of March 31, 2007.


CONFLICTS OF INTEREST. The portfolio managers' management of "other accounts" may give rise to potential conflicts of interest in connection with their management of a Fund's investments, on the one hand, and the investments of the other accounts, on the other. The other accounts may have the same investment objective as one of the Funds. Therefore, a potential conflict of interest may arise as a result of the identical investment objectives, whereby the portfolio managers could favor one account over another. Another potential conflict could include the portfolio managers' knowledge about the size, timing and possible market impact of Fund trades, whereby a portfolio manager could use this information to the advantage of other accounts and to the disadvantage of a Fund. However, the Advisor has established policies and procedures to ensure that the purchase and sale of securities among all accounts it manages are fairly and equitably allocated.

PORTFOLIO MANAGER COMPENSATION. The Advisor compensates each portfolio manager for his management of the Funds. The portfolio managers' compensation consists of a fixed annual salary and a discretionary bonus. The amount of the discretionary bonus is determined by two components. The first component is a comparison of the portfolio manager's Fund performance relative to a mutual fund peer's performance and/or to the performance of applicable internal or external benchmarks as measured over a one-year period. Mutual fund peers are those funds with similar investment objectives to a Fund managed by the portfolio managers. Mutual fund peers do not exist for all of the Rydex Funds. Rydex Funds that do not have a mutual fund peer available for comparison purposes will instead be compared to applicable internal or external benchmarks. An external benchmark, such as the S&P 500 Index, will be used for each Rydex Fund that seeks to track the performance of a published index. For a complete list and description of the external benchmarks used by the Funds, see "Investments and Risk - A Brief Guide to the Benchmarks" in the Funds' Prospectus. An internal benchmark, such as the inverse of the S&P 500 Index, will be used when an external benchmark is not available.


FUND SHARES OWNED BY PORTFOLIO MANAGERS. The following table shows the dollar amount range of each portfolio manager's "beneficial ownership" of shares of each Fund as of the Trust's most recently completed fiscal year end. Dollar amount ranges disclosed are established by the SEC. "Beneficial ownership" is determined in accordance with Rule 16a-1(a)(2) under the 1934 Act.

--------------------------------------------------------------------------------
PORTFOLIO MANAGER                      FUND NAME   DOLLAR RANGE OF SHARES OWNED
--------------------------------------------------------------------------------
Michael P. Byrum                          N/A                   $0
--------------------------------------------------------------------------------
Michael Dellapa                           N/A                   $0
--------------------------------------------------------------------------------
James R. King                             N/A                   $0
--------------------------------------------------------------------------------


THE ADMINISTRATIVE SERVICE AGREEMENT AND ACCOUNTING SERVICE AGREEMENT

General administrative, shareholder, dividend disbursement, transfer agent, and registrar services are provided to the Trust and the Funds by Rydex Fund
Services, Inc. (the "Servicer"), 9601 Blackwell Road, Suite 500, Rockville, Maryland 20850, subject to the general supervision and control of the Board and the officers of the Trust, pursuant to a service agreement between the Trust and the Servicer. The Servicer is wholly-owned by the Viragh Family Trust.

Under the service agreement, the Servicer provides the Trust and each Fund with all required general administrative services, including, without limitation, office space, equipment, and personnel; clerical and general back office services; bookkeeping, internal accounting, and secretarial services; the determination of NAVs; and the preparation and filing of all reports, registration statements, proxy statements, and all other materials required to be filed or furnished by the Trust and each Fund under federal and state securities laws. The Servicer also maintains the shareholder account records for each Fund, disburses dividends and distributions payable by each Fund, and produces statements with respect to account activity for each Fund and each Fund's shareholders. The Servicer pays all fees and expenses that are directly related to the services provided by the Servicer to each Fund; each Fund reimburses the Servicer for all fees and expenses incurred by the Servicer which are not directly related to the services the Servicer provides to the Fund under the service agreement.


In consideration for its services, the Servicer is entitled to a fee, which is calculated daily and paid monthly, at an annual rate of 0.25%. For the fiscal years ended March 31, 2005, 2006 and 2007, the Funds did not pay any service fees to the Servicer.

Pursuant to an Accounting Services Agreement, the Servicer serves as Accounting Services Agent and performs certain record keeping and accounting functions for a fee calculated at an annual percentage rate of one-tenth of one percent
(0.10%) on the first $250 million of the average daily net assets, seventy-five-thousandths of one percent (0.075%) on the next $250 million of the average daily net assets, one- twentieth of one percent (0.05%) on the next $250 million of the average daily net assets, and one- thirty-third of one percent (0.03%) on the average daily net assets over $750 million of the Funds. Certain officers and trustees of the Trust are also officers and directors of the Servicer. For the fiscal years ended March 31, 2005, 2006 and 2007, the Funds did not pay any accounting service fees to the Servicer.


COSTS AND EXPENSES

Each Fund bears all expenses of its operations other than those assumed by the Advisor or the Servicer. Fund expenses include: the management fee; the servicing fee (including administrative, transfer agent, and shareholder servicing fees); custodian and accounting fees and expenses; legal and auditing fees; securities valuation expenses; fidelity bonds and other insurance premiums; expenses of preparing and printing prospectuses, confirmations, proxy statements, and shareholder reports and notices; registration fees and expenses; proxy and annual meeting expenses, if any; all federal, state, and local taxes (including, without limitation, stamp, excise, income, and franchise taxes); organizational costs; the costs and expenses of redeeming shares of a Fund; fees and expenses paid to any securities pricing organization; dues and expenses associated with membership in any mutual fund organization; and costs for incoming telephone WATTS lines. In addition, each of the Funds pays an equal portion of the trustee fees and expenses for attendance at Board meetings for the Board members who are not affiliated with, or interested persons of, the Advisor.

BUSINESS CONTINUITY AND DISASTER RECOVERY

The Advisor, the Distributor and the Servicer (collectively, the "Service Providers") have developed a joint Business Continuity and Disaster Recovery Program (the "Program") that is designed to minimize the disruption of normal business operations in the event of a disaster. While the Service Providers believe that the Program is comprehensive and should enable them to survive a disaster and reestablish normal business operations in a timely manner, under certain unusual or unexpected circumstances the Service Providers could be prevented or hindered from providing services to the Funds for extended periods of time. These circumstances may include, without limitation, acts of God, acts of government in its sovereign or contractual capacity, any act of declared or undeclared war or of a public enemy (including acts of terrorism), power shortages or failures, utility or communication failure or delays, labor disputes, strikes, shortages, supply shortages, system failures or malfunctions. Under each Service Provider's agreement with the Trust, absent willful misfeasance, bad faith or gross negligence on the part of the Service Provider, or the reckless disregard of their respective obligations, the Service Provider generally will not be liable for any related losses to the Funds or to the Funds' shareholders as a result of such an occurrence.

DETERMINATION OF NET ASSET VALUE

The following information supplements and should be read in conjunction with the section in the Prospectus entitled "Calculating Net Asset Value." The NAV of a Fund serves as the basis for the purchase and redemption price of that Fund's shares. The NAV of a Fund is calculated by dividing the market value of the Fund's securities plus the value of its other assets, less all liabilities, by the number of outstanding shares of the Fund. If market quotations are not readily available, a security will be valued at fair value by the Advisor using methods established or ratified by the Board.

Options on securities and indices purchased by a Fund generally are valued at their last bid price in the case of exchange-traded options or, in the case of options traded in the over-the-counter ("OTC") market, the average of the last bid price as obtained from two or more dealers unless there is only one dealer, in which case that dealer's price is used. Futures contracts generally are valued based upon the unrealized gain or loss on the contract determined with reference to the first price reported by established futures exchanges after the close of a Fund pricing cycle, or alternatively, with reference to the average price at which futures are bought and sold by a Fund. Options on futures contracts generally are valued with reference to the underlying futures contract. If the market makes a limit move with respect to a particular commodity, the commodity will be valued at fair value by the Advisor using methods established or ratified by the Board.

On days when the Chicago Board of Trade ("CBOT") is closed during its usual business hours, but shares of the Inverse Government Long Bond Strategy Master Fund have been purchased, redeemed, and/or exchanged, the portfolio securities held by the Inverse Government Long Bond Strategy Master Fund which are traded on the CBOT are valued at the earlier of: (i) the time of the execution of the last trade of the day for the Inverse Government Long Bond Strategy Master Fund in those CBOT-traded portfolio securities; or (ii) the last price reported by an independent pricing service before the calculation of the Inverse Government Long Bond Strategy Master Funds' NAV. On days when the CBOT is closed during its usual business hours and there is no need for the Inverse Government Long Bond Strategy Master Fund to execute trades on the CBOT, the value of the CBOT-traded portfolio securities held by the Inverse Government Long Bond Strategy Master Fund will be the last price reported by an independent pricing service before the calculation of the Fund's NAV.


OTC securities held by a Fund shall be valued at the last sales price or, if no sales price is reported, the mean of the last bid and asked price is used. Securities listed on the Nasdaq National Market and Nasdaq SmallCap Market may be valued at the Nasdaq Official Closing Price, which may differ from the last sales price reported. The portfolio securities of a Fund that are listed on national exchanges are taken at the last sales price of such securities on such exchange; if no sales price is reported, the mean of the last bid and asked price is used. For valuation purposes, all assets and liabilities initially expressed in foreign currency values will be converted into U.S. Dollar values at the mean between the bid and the offered quotations of such currencies against U.S. Dollars as last quoted by any recognized dealer. If such quotations are not available, the rate of exchange will be determined in good faith by the Advisor based on guidelines adopted by the Board. Dividend income and other distributions are recorded on the ex-dividend date, except for certain dividends from foreign securities which are recorded as soon as the Trust is informed after the ex-dividend date.

Illiquid securities, securities for which reliable quotations or pricing services are not readily available, and all other assets will be valued at their respective fair value as determined in good faith by, or under procedures established by the Board, which procedures may include the delegation of certain responsibilities regarding valuation to the Advisor or the officers of the Trust. The officers of the Trust report, as necessary, to the Board regarding portfolio valuation determination. The Board, from time to time, will review these methods of valuation and will recommend changes which may be necessary to assure that the investments of the Funds are valued at fair value.

PURCHASE AND REDEMPTION OF SHARES

MINIMUM INVESTMENT REQUIREMENTS

Any request for a redemption (including pursuant to check writing privileges) by an investor whose account balance is: (a) below the currently applicable minimum investment; or (b) would be below that minimum as a result of the redemption, will be treated as a request by the investor of a complete redemption of that account. In addition, the Trust may redeem an account whose balance (due in whole or in part to redemptions since the time of last purchase) has fallen below the minimum investment amount applicable at the time of the shareholder's most recent purchase of Fund shares (unless the shareholder brings his or her account value up to the currently applicable minimum investment).

TAX CONSEQUENCES

Note that in the case of tax-qualified retirement plans, a redemption from such a plan may have adverse tax consequences. A shareholder contemplating such a redemption should consult his or her own tax adviser. Other shareholders should consider the tax consequences of any redemption.

SUSPENSION OF THE RIGHT OF REDEMPTION

The Funds may suspend the right of redemption or the date of payment: (i) for any period during which the NYSE is closed (other than customary weekend or holiday closings), or trading is restricted; (ii) for any period during which an emergency exists so that disposal of Fund investments or the determination of its NAV is not reasonably practicable; or (iii) for such other periods as the SEC, by order, may permit for the protection of Fund investors. In cases where Nasdaq, the CME, Chicago Board Options Exchange ("CBOE"), CBOT, or any foreign market where the Funds' securities trade, as appropriate, is closed or trading is restricted, a Fund may ask the SEC to permit the right to redemption to be suspended. On any day that any of the securities exchanges on which the Funds' securities trade close early (such as on days in advance of holidays generally observed by participants in these markets), or as permitted by the SEC, the right is reserved to advance the time on that day by which purchase and redemption orders must be received. Any order received after that time will receive the next business day's NAV.

HOLIDAYS

The NYSE, the Federal Reserve Bank of New York, the Nasdaq, the CME, the CBOT, and other U.S. exchanges are closed on weekends and on the following holidays:
(i) New Year's Day, Martin Luther King Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Columbus Day (the CBOT and CME will have abbreviated trading schedules), Thanksgiving Day, and Christmas Day; and
(ii) the preceding Friday if any of these holidays falls on a Saturday, or the subsequent Monday if any of these holidays falls on a Sunday. Although the Trust expects the same holiday schedules to be observed in the future, each of the aforementioned exchanges may modify its holiday schedule at any time. In addition, the U.S. Government bond market is closed on Columbus Day, and as of December 6, 2004, the U.S. Government bond market will likely close early the day before Columbus Day and Veterans' Day, as recommended by the Bond Market Association.

REDEMPTIONS IN-KIND

The Trust intends to pay your redemption proceeds in cash. However, under unusual conditions that make the payment in cash unwise (and for the protection of the remaining shareholders of a Fund) the Trust reserves the right to pay all, or part, of your redemption proceeds in liquid securities with a market value equal to the redemption price (redemption in-kind). The Trust has elected to be governed by Rule 18f-1 under the 1940 Act under which the Trust is obligated to redeem shares for any one shareholder in cash only up to the lesser of $250,000 or 1% of a Fund's NAV during any 90-day period. Although it is highly unlikely that your shares would ever actually be redeemed in kind, you would probably have to pay brokerage costs to sell the securities distributed to you.

DIVIDENDS, DISTRIBUTIONS, AND TAXES

DIVIDENDS AND DISTRIBUTIONS

Dividends from net investment income and any distributions of net realized capital gains from each of the Funds will be distributed as described in the Trust's Prospectus under "Dividends and Distributions." Normally, all such distributions of a Fund will automatically be reinvested without charge in additional shares of the same Fund.

FEDERAL TAX TREATMENT OF DIVIDENDS AND DISTRIBUTIONS

The following is only a summary of certain additional federal income tax considerations generally affecting the Funds and their shareholders that are not described in the Prospectus. No attempt is made to present a detailed explanation of the federal, state, local or foreign tax treatment of the Funds or their shareholders, and the discussion here and in the Prospectus is not intended to be a substitute for careful tax planning.

The following general discussion of certain federal income tax consequences is based on the Code and the regulations issued thereunder as in effect on the date of this SAI. New legislation, as well as administrative changes or court decisions, may significantly change the conclusions expressed herein, and may have a retroactive effect with respect to the transactions contemplated herein.

Shareholders are urged to consult their own tax advisers regarding the application of the provisions of tax law described in this SAI in light of the particular tax situations of the shareholders and regarding specific questions as to federal, state, or local taxes.

REGULATED INVESTMENT COMPANY STATUS


A fund that qualifies as a regulated investment company ("RIC") under Subchapter M of the Code will not be subject to federal income taxes on the net investment income and net realized capital gains that the fund distributes to the Fund's shareholders. Each of the Funds will seek to qualify for treatment as a RIC under the Code. Provided that for each tax year a Fund: (i) meets the requirements to be treated as a RIC (as discussed below); and (ii) distributes at least 90% of the Fund's investment company income for such year (including, for this purpose, net realized short-term capital gains over net long-term capital losses) and at least 90% of its net tax-exempt income, the Fund itself will not be subject to federal income taxes to the extent the Fund's net investment income and the Fund's net realized capital gains, if any, are distributed to the Fund's shareholders. One of several requirements for RIC qualification is that the Fund must receive at least 90% of the Fund's gross income each year from dividends, interest, payments with respect to securities loans, gains from the sale or other disposition of stock, securities or foreign currencies, or other income derived with respect to the Fund's investments in stock, securities, and foreign currencies, and net income derived from an interest in a qualified publicly traded partnership (the "90% Test"). A second requirement for qualification as a RIC is that a Fund must diversify its holdings so that, at the end of each fiscal quarter of the Fund's taxable year:
(a) at least 50% of the market value of the Fund's total assets is represented by cash and cash items, U.S. Government securities, securities of other RICs, and other securities, with these other securities limited, in respect to any one issuer, to an amount not greater than 5% of the value of the Fund's total assets or 10% of the outstanding voting securities of such issuer; and (b) not more than 25% of the value of its total assets are invested in the securities (other than U.S. Government securities or securities of other RICs) of any one issuer or two or more issuers which the Fund controls and which are engaged in the same, similar, or related trades or businesses, or the securities of one or more qualified publicly traded partnership (the "Asset Test"). Income and gains from transactions in commodities such as precious metals and minerals will not qualify as income from "securities" for purposes of the 90% test.

In the event of a failure by a Fund to qualify as a RIC, the Fund would be subject to tax on its taxable income at corporate rates, and the Fund's distributions, to the extent such distributions are derived from the Fund's current or accumulated earnings and profits, would constitute dividends that would be taxable to the shareholders of the Fund as ordinary income. Such distributions would be eligible for the dividends received deduction for corporate shareholders, and for the lower tax rates applicable to qualified dividend income received by individual shareholders, subject to certain limitations. This treatment would also apply to any portion of the distributions that might have been treated in the shareholder's hands as long-term capital gains, as discussed below, had the Fund qualified as a RIC. The Board reserves the right not to maintain the qualification of a Fund as a regulated investment company if it determines such course of action to be beneficial to shareholders. If a Fund determines that it will not qualify as a RIC under Subchapter M of the Code, the Fund will establish procedures to reflect the anticipated tax liability in the Fund's NAV.


Each Fund will generally be subject to a nondeductible 4% federal excise tax to the extent it fails to distribute by the end of any calendar year 98% of its ordinary income for the year and 98% of its capital gain net income, for the one-year period ending on October 31 of such year, plus certain other amounts. Each Fund intends to make sufficient distributions, or deemed distributions, to avoid imposition of the excise tax but can make no assurances that all such tax liability will be eliminated.

Each Fund intends to distribute substantially all its net investment income and net realized capital gains to shareholders, at least annually. The distribution of net investment income and net realized capital gains will be taxable to Fund shareholders regardless of whether the shareholder elects to receive these distributions in cash or in additional shares. All or portion of the net investment income distributions may be treated as qualified dividend income (eligible for the reduced maximum rate to individuals of 15% (5% for individuals in lower tax brackets)) to the extent that the fund receives qualified dividend income. Qualified dividend income is, in general, dividend income from taxable domestic corporations and certain foreign corporations (I.E., foreign corporations incorporated in a possession of the United States or in certain countries with a comprehensive tax treaty with the United States, or the stock of which is readily tradable on an established securities market in the United States).

In order for some portion of the dividends received by a Fund's shareholders to be qualified dividend income, a Fund must meet holding period and other requirements with respect to the dividend paying stocks in its portfolio, and the shareholder must meet holding period and other requirements with respect to the Fund's shares. Distributions reported to Fund shareholders as long-term capital gains shall be taxable as such (currently at a maximum rate of 15%), regardless of how long the shareholder has owned the shares. Fund shareholders will be notified annually by the Fund as to the federal tax status of all distributions made by the Fund. Distributions may be subject to state and local taxes.


Absent further legislation, the maximum 15% tax rate on qualified dividend income and long-term capital gains will cease to apply to taxable years beginning after December 31, 2010.


If a Fund's distributions exceed its taxable income and capital gains realized during a taxable year, all or a portion of the distributions made in the same taxable year may be recharacterized as a return of capital to shareholders. A return of capital distribution will generally not be taxable, but will reduce each shareholder's cost basis in a Fund and result in a higher reported capital gain or lower reported capital loss when those shares on which the distribution was received are sold.

Sales, redemptions and exchanges of Fund shares are generally taxable transactions for federal and state income tax purposes. In general, if you hold your shares as a capital asset, gain or loss realized will be capital in nature and will be classified as long-term or short-term, depending on the length of the time shares have been held.

The Funds will inform you of the amount of your ordinary income dividends, qualified dividend income, and capital gain distributions shortly after the close of each calendar year.

All or a portion of any loss realized upon the redemption of Fund shares will be disallowed to the extent that other shares in a Fund are purchased (through reinvestment of dividends or otherwise) within 30 days before or after a share redemption. Any loss disallowed under these rules will be added to the tax basis in the newly purchased shares. In addition, any loss realized by a shareholder on the disposition of shares held for six months or less is treated as a long-term capital loss to the extent of any distributions of any net long-term capital gains received by the shareholder with respect to such shares.

OPTIONS TRANSACTIONS BY THE FUNDS

If a call option written by a Fund expires, the amount of the premium received by a Fund for the option will be short-term capital gain to the Fund. If such an option is closed by a Fund, any gain or loss realized by a Fund as a result of the closing purchase transaction will be short-term capital gain or loss. If the holder of a call option exercises the holder's right under the option, any gain or loss realized by a Fund upon the sale of the underlying security or underlying futures contract pursuant to such exercise will be short-term or long-term capital gain or loss to a Fund depending on the Fund's holding period for the underlying security or underlying futures contract.

With respect to call options purchased by a Fund, a Fund will realize short-term or long-term capital gain or loss if such option is sold and will realize short-term or long-term capital loss if the option is allowed to expire depending on the Fund's holding period for the call option. If such a call option is exercised, the amount paid by the Fund for the option will be added to the basis of the stock or futures contract so acquired.

Each Fund has available to it a number of elections under the Code concerning the treatment of option transactions for tax purposes. A Fund will utilize the tax treatment that, in a Fund's judgment, will be most favorable to a majority of investors in the Fund. Taxation of these transactions will vary according to the elections made by a Fund. These tax considerations may have an impact on investment decisions made by a Fund.

The Nova Master Fund, Inverse OTC Strategy Master Fund and Inverse S&P 500 Master Fund in its operations also will utilize options on securities indices. Options on "broad based" securities indices are classified as "non-equity options" under the Code. Gains and losses resulting from the expiration, exercise, or closing of such non-equity options, as well as gains and losses resulting from futures contract transactions, will be treated as long-term capital gain or loss to the extent of 60% thereof and short-term capital gain or loss to the extent of 40% thereof (hereinafter, "blended gain or loss"). In addition, any non-equity option and futures contract held by a Fund on the last day of a fiscal year will be treated as sold for market value on that date, and gain or loss recognized as a result of such deemed sale will be blended gain or loss.

The trading strategies of each of the Nova Master Fund, Inverse OTC Strategy Master Fund and Inverse S&P 500 Master Fund, involving non equity options on stock indices may constitute "straddle" transactions. "Straddles" may affect the taxation of such instruments and may cause the postponement of recognition of losses incurred in certain closing transactions. Each of these Funds will also have available a number of elections under the Code concerning the treatment of option transactions for tax purposes. Each such Fund will utilize the tax treatment that, in the Fund's judgment, will be most favorable to a majority of investors in the Fund. Taxation of these transactions will vary according to the elections made by a Fund. These tax considerations may have an impact on investment decisions made by a Fund.

A Fund's transactions in certain options, under some circumstances, could preclude a Fund's qualifying for the special tax treatment available to investment companies meeting the requirements of Subchapter M of the Code.

Each Fund may invest in complex securities. These investments may be subject to numerous special and complex tax rules. These rules could affect whether gains and losses recognized by a Fund are treated as ordinary income or capital gain, accelerate the recognition of income to a Fund and/or defer a Fund's ability to recognize losses. In turn, those rules may affect the amount, timing or character of the income distributed to you by a Fund.

BACK-UP WITHHOLDING

In certain cases a Fund will be required to withhold and remit to the U.S. Treasury an amount equal to the applicable back-up withholding rate applied to reportable taxable dividends and distributions, as well as the proceeds of any redemptions of Fund shares, paid to a shareholder who: (1) has failed to provide a correct taxpayer identification number (usually the shareholder's social security number); (2) is subject to back-up withholding by the Internal Revenue Service ("IRS"); (3) has failed to provide the Fund with the certifications required by the IRS to document that the shareholder is not subject to back-up withholding; or (4) has failed to certify that he or she is a U.S. person (including a U.S. resident alien).

OTHER ISSUES


With respect to investments in STRIPs and other zero coupon securities which are sold at original issue discount and thus do not make periodic cash interest payments, the Fund will be required to include as part of its current income the imputed interest on such obligations even though the Fund has not received any interest payments on such obligations during that period. Because the Fund distributes all of its net investment income to its shareholders, the Fund may have to sell Fund securities to distribute such imputed income which may occur at a time when the Advisor would not have chosen to sell such securities and which may result in taxable gain or loss.


Each Fund may be subject to tax or taxes in certain states where the Fund does business. Furthermore, in those states which have income tax laws, the tax treatment of a Fund and of Fund shareholders with respect to distributions by the Fund may differ from federal tax treatment. In some states ownership of fund shares may also be subject to state and local taxation. Many states grant tax-free status to dividends paid to you from interest earned on direct obligations of the U.S. Government, subject in some states to minimum investment requirements that must be met by a Fund. Investment in Government National Mortgage Association or Fannie Mae securities, banker's acceptances, commercial paper and repurchase agreements collateralized by U.S. Government securities do not generally qualify for such tax-free treatment. The rules on exclusion of this income are different for corporate shareholders.

Shareholders are urged to consult their own tax advisers regarding the application of the provisions of tax law described in this SAI in light of the particular tax situations of the shareholders and regarding specific questions as to federal, state, or local taxes.

OTHER INFORMATION

PORTFOLIO HOLDINGS


The Board has approved portfolio holdings disclosure policies that govern the timing and circumstances of disclosure to shareholders and third parties of information regarding the portfolio investments held by the Funds. These policies and procedures, as described below, are designed to ensure that disclosure of portfolio holdings is in the best interests of Fund shareholders, and address conflicts of interest between the interests of Fund shareholders and those of the Funds' Advisor, principal underwriter, or any affiliated person of the Funds, the Advisor, or the principal underwriter.

Information concerning the Funds' portfolio holdings may be disclosed in the ordinary course of business and as frequently as daily, but no earlier than one business day following the date of the information, to (i) certain personnel of those Service Providers that are involved in portfolio management and providing administrative, operational, risk management, or other support to portfolio management, including affiliated broker-dealers, and (ii) other personnel of the Advisor and other Service Providers, such as the Funds' administrator, custodian and fund accountant, who deal directly with, or assist in, functions related to investment management, administration, custody and fund accounting, as may be necessary to conduct business in the ordinary course in a manner consistent with agreements with the Funds and/or the terms of the Funds' current registration statement. As of December 31, 2006, the Funds disclose portfolio holdings information to the following entities as part of ongoing arrangements that serve legitimate business purposes:

--------------------------------------------------------------------------------
              INDIVIDUAL/ENTITY                  FREQUENCY         TIME LAG
--------------------------------------------------------------------------------
Morningstar                                        Monthly    1-5 business days
--------------------------------------------------------------------------------
Lipper                                             Monthly    1-5 business days
--------------------------------------------------------------------------------
Thompson Financial                                Quarterly   1-5 business days
--------------------------------------------------------------------------------
Bloomberg                                         Quarterly   1-5 business days
--------------------------------------------------------------------------------
Vickers Stock Research                            Quarterly   1-5 business days
--------------------------------------------------------------------------------
Standard & Poor's                                 Quarterly   1-5 business days
--------------------------------------------------------------------------------
Institutional Shareholder Services (formerly,
Investor Responsibility Research Center)            Weekly    1-5 business days
--------------------------------------------------------------------------------

The Funds' Chief Compliance  Officer,  or a Compliance Manager designated by the
Chief Compliance Officer, may also grant exceptions to permit additional disclosure of Fund portfolio holdings information at differing times and with different lag times (the period from the date of the information to the date the information is made available), if any, in instances where the Funds have legitimate business purposes for doing so, it is in the best interests of shareholders, and the recipients are subject to a duty of confidentiality, including a duty not to trade on the nonpublic information and are required to execute an agreement to that effect. The Board will be informed of any such disclosures at its next regularly scheduled meeting or as soon as is reasonably practicable thereafter. In no event shall the Funds, the Advisor, or any other party receive any direct or indirect compensation in connection with the disclosure of information about the Funds' portfolio holdings.

The Board exercises continuing oversight of the disclosure of the Funds' portfolio holdings by (1) overseeing the implementation and enforcement of the Portfolio Holdings Disclosure Policies and Procedures, the Code of Ethics, and the Protection of Non-Public Information Policies and Procedures (collectively, the portfolio holdings governing policies) by the Funds' Chief Compliance Officer and the Funds, (2) considering reports and recommendations by the Chief Compliance Officer concerning any material compliance matters (as defined in Rule 38a-1 under the 1940 Act and Rule 206(4)-7 under the Investment Advisers Act of 1940) that may arise in connection with any portfolio holdings governing policies, and (3) considering whether to approve or ratify any amendment to any portfolio holdings governing policies. The Board and the Funds reserve the right to amend the Policies and Procedures at any time and from time to time without prior notice in their sole discretion. For purposes of the Policies and Procedures, the term "portfolio holdings" means the equity and debt securities (E.G., stocks and bonds) held by the Funds and does not mean the cash investments, derivatives, and other investment positions (collectively, other investment positions) held by the Funds.

In addition to the permitted disclosures described above, the Funds must disclose their complete holdings quarterly within 60 days of the end of each fiscal quarter in the Annual Report and Semi-Annual Report to Fund shareholders and in the quarterly holdings report on Form N-Q. These reports are available, free of charge, on the EDGAR database on the SEC's web site at www.sec.gov.


VOTING RIGHTS

You receive one vote for every full Fund share owned. Each Fund or class of a Fund will vote separately on matters relating solely to that Fund or class. All shares of the Funds are freely transferable.

As a Delaware statutory trust, the Trust is not required to hold annual Shareholder meetings unless otherwise required by the 1940 Act. However, a meeting may be called by Shareholders owning at least 10% of the outstanding shares of the Trust. If a meeting is requested by Shareholders, the Trust will provide appropriate assistance and information to the Shareholders who requested the meeting. Shareholder inquiries can be made by calling 800.820.0888 or 301.296.5100, or by writing to the Trust at 9601 Blackwell Road, Suite 500, Rockville, Maryland 20850.

REPORTING

You will receive the Trust's unaudited financial information and audited financial statements. In addition, the Trust will send you proxy statements and other reports. If you are a customer of a financial institution that has purchased shares of a Fund for your account, you may, depending upon the nature of your account, receive all or a portion of this information directly from your financial institution.

SHAREHOLDER INQUIRIES

You  may  visit  the  Trust's  web  site  at  WWW.RYDEXINVESTMENTS.COM  or  call
800.820.0888 or 301.296.5100 to obtain information on account statements, procedures, and other related information.

INDEX PUBLISHER


The Rydex Funds are not sponsored, endorsed, sold or promoted by Standard & Poor's, a division of The McGraw-Hill Companies, Inc. ("S&P"). S&P makes no representation or warranty, express or implied, to the owners of the Rydex Funds or any member of the public regarding the advisability of investing in securities generally or in the Rydex Funds particularly or the ability of the S&P Indices to track general stock market performance. S&P's only relationship to Rydex Investments is the licensing of certain trademarks and trade names of S&P and of the S&P Indices which are determined, composed and calculated by S&P without regard to Rydex Investments or the Rydex Funds. S&P has no obligation to take the needs of Rydex Investments or the owners of the Rydex Funds into consideration in determining, composing or calculating the S&P Indices. S&P is not responsible for and has not participated in the determination of the prices and amount of the Rydex Funds, the timing of the issuance or sale of the Rydex Funds, or in the determination or calculation of the NAV of the Rydex Funds. S&P has no obligation or liability in connection with the administration, marketing or trading of the Rydex Funds.

S&P DOES NOT GUARANTEE THE ACCURACY AND/OR THE COMPLETENESS OF THE S&P INDICES OR ANY DATA INCLUDED THEREIN AND S&P SHALL HAVE NO LIABILITY FOR ANY ERRORS, OMISSIONS, OR INTERRUPTIONS THEREIN. S&P MAKES NO WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY RYDEX INVESTMENTS, OWNERS OF THE RYDEX FUNDS, OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE S&P INDICES OR ANY DATA INCLUDED THEREIN. S&P MAKES NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIMS ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE S&P INDICES OR ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL S&P HAVE ANY LIABILITY FOR ANY SPECIAL, PUNITIVE, INDIRECT, OR CONSEQUENTIAL DAMAGES (INCLUDING LOST PROFITS), EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES. THERE ARE NO THIRD PARTY BENEFICIARIES OF ANY AGREEMENTS OR ARRANGEMENTS BETWEEN DOW JONES AND RYDEX INVESTMENTS.


COUNSEL

Morgan, Lewis & Bockius LLP, 1111 Pennsylvania Avenue NW, Washington, DC 20004, serves as counsel to the Trust.

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM


Ernst & Young LLP, Two Commerce Square, 2001 Market Street, Philadelphia, Pennsylvania 19103, serves as the independent registered public accounting firm to the Trust and each of the Funds.

CUSTODIAN

U.S. Bank, N.A. (the "Custodian"), 425 Walnut Street, Cincinnati, Ohio 45202, serves as custodian for the Trust and the Funds under a custody agreement between the Trust and the Custodian. Under the custody agreement, the Custodian holds the portfolio securities of each Fund and maintains all necessary related accounts and records.

FINANCIAL STATEMENTS


The Trust's financial statements for the fiscal year ended March 31, 2007, including notes thereto and the reports of Ernst & Young LLP, are incorporated by reference into this SAI. A copy of the applicable Fund's 2007 Annual Report to Shareholders must accompany the delivery of this SAI.

                                   APPENDIX A

BOND RATINGS

Below is a description of Standard & Poor's Ratings Group ("Standard & Poor's") and Moody's Investors Service, Inc. ("Moody's") bond rating categories.

STANDARD & POOR'S RATINGS
GROUP CORPORATE BOND RATINGS

AAA - This is the highest rating assigned by Standard & Poor's to a debt obligation and indicates an extremely strong capacity to pay principal and interest.

AA - Bonds rated "AA" also qualify as high-quality debt obligations. Capacity to pay principal and interest is very strong, and in the majority of instances they differ from "AAA" issues only in small degree.

A - Bonds rated "A" have a strong capacity to pay principal and interest, although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than bonds in higher rated categories.

BBB - Bonds rated "BBB" are regarded as having an adequate capability to pay principal and interest. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay principal and interest for bonds in this category than for bonds in higher rated categories.

BB - Bonds rated "BB" have less near-term vulnerability to default than other speculative issues. However, they face major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to inadequate capacity to meet timely interest and principal payments.

B - Bonds rated "B" have a greater vulnerability to default but currently have the capacity to meet interest payments and principal repayments. Adverse business, financial, or economic conditions will likely impair capacity or willingness to pay interest and repay principal.

CCC - Bonds rated "CCC" have a currently identifiable vulnerability to default and are dependent upon favorable business, financial, and economic conditions to meet timely payment of interest and repayment of principal. In the event of adverse business, financial, or economic conditions, they are not likely to have the capacity to pay interest and repay principal.

MOODY'S INVESTORS SERVICE, INC.
CORPORATE BOND RATINGS

Aaa - Bonds rate "Aaa" are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to a "gilt-edged." Interest payments are protected by a large or by an exceptionally stable margin, and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa - Bonds rate "Aa" are judged to be of high quality by all standards. Together with the Aaa group, they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protections may not be as large as in "Aaa" securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long term risk appear somewhat larger than in Aaa securities.

A - Bonds rated "A" possess many favorable investment attributes, and are to be considered as upper medium grade obligations. Factors giving security principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.

Baa - Bonds rated "Baa" are considered as medium grade obligations (I.E., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba - Bonds rated "Ba" are judged to have speculative elements. Their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B - Bonds rated "B" generally lack characteristics of the desirable investment. Assurance of interest and principal payments or maintenance of other terms of the contract over any longer period of time may be small.

Caa - Bonds rated "Caa" are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

                                   APPENDIX B

                                RYDEX INVESTMENTS
                      PROXY VOTING POLICIES AND PROCEDURES


I.    INTRODUCTION

PADCO Advisors, Inc. and PADCO Advisors II, Inc., together doing business as Rydex Investments, generally are responsible for voting proxies with respect to securities held in client accounts, including clients registered as investment companies under the Investment Company Act of 1940 ("Funds") and clients that are pension plans ("Plans") subject to the Employee Retirement Income Security Act of 1974 ("ERISA"). This document sets forth Rydex Investments' policies and guidelines with respect to proxy voting and its procedures to comply with SEC Rule 206(4)-6 under the Investment Advisers Act of 1940. Specifically, Rule 206(4)-6 requires that we:

      o Adopt and implement written policies and procedures reasonably designed to ensure that we vote client securities in the best interest of clients;

      o Disclose to clients how they may obtain information from us about how we voted proxies for their securities; and

      o Describe our proxy voting policies and procedures to clients and furnish them a copy of our policies and procedures on request.

II.   PROXY VOTING POLICIES AND PROCEDURES

A.    Proxy Voting Policies

Proxies may have economic value and, where Rydex Investments is given responsibility for voting proxies, we must take reasonable steps under the circumstances to ensure that proxies are received and voted in the best long-term economic interests of our clients, which generally means voting proxies with a view to enhancing the value of the shares of stock held in client accounts, considering all relevant factors and without undue influence from individuals or groups who may have an economic interest in the outcome of the proxy vote. Our authority is initially established by our advisory contracts or comparable documents. Clients, however, may change their proxy voting direction at any time.

The  financial  interest  of  our  clients  is  the  primary   consideration  in
determining how proxies should be voted. Any material conflicts of interest between Rydex Investments and our clients with respect to proxy voting are resolved in the best interests of clients, in accordance with the procedures described in Section III below.

B.    Proxy Voting Procedures

Rydex Investments utilizes the services of an outside proxy voting firm, Institutional Shareholder Services ("ISS"), to act as agent for the proxy process, to maintain records on proxy votes for our clients, and to provide independent research on corporate governance, proxy and corporate responsibility issues. In the absence of contrary instructions received from Rydex Investments, ISS will vote proxies in accordance with the proxy voting guidelines (the "Guidelines") attached as SCHEDULE A hereto, as such Guidelines may be revised from time to time by Rydex Investments' portfolio management group (the "Committee"). Under its arrangement with ISS, Rydex Investments has agreed to:

      o Provide ISS with a copy of the Guidelines and to inform ISS promptly of any changes to the Guidelines;

      o Deliver to ISS, on a timely basis, all documents, information and materials necessary to enable ISS to provide the services contemplated to be performed by it on a timely and efficient basis (such as conveying to ISS a power of attorney with respect to the services to be provided hereunder and providing ISS on a timely basis with Rydex Investments' authorized stamp, proxy cards, special voting instructions, authorization letters to custodian banks and any other materials necessary for the performance by ISS of its duties);

      o Provide ISS with a data file containing portfolio information (such as account numbers, share amounts, and security identifiers such as cusip and/or sedol numbers) on a regular basis; and

      o Coordinate with ISS with respect to the classification of proxy items and for the treatment of items not clearly defined under the Guidelines.

III.  RESOLVING POTENTIAL CONFLICTS OF INTEREST

The Committee is responsible for identifying potential conflicts of interest in regard to the proxy voting process. Examples of potential conflicts of interest include:

      o Managing a pension plan for a company whose management is soliciting proxies;

      o Having a material business relationship with a proponent of a proxy proposal in which this business relationship may influence how the proxy vote is cast; and

      o     Rydex Investments,  its employees or affiliates having a business or
            personal   relationship   with  participants  in  a  proxy  contest,
            corporate directors or candidates for directorships.

To ensure that all proxies are voted in the best interests of clients and are not the product of any potential conflict of interest, if a potential conflict of interest exists Rydex Investments will instruct ISS to vote in accordance with the established Guidelines. In the absence of established Guidelines (I.E., in instances where the Guidelines provide for a "case-by-case" review), Rydex Investments may vote a proxy regarding that proposal in any of the following manners:

      o REFER PROPOSAL TO THE CLIENT - Rydex Investments may refer the proposal to the client and obtain instructions from the client on how to vote the proxy relating to that proposal.

      o OBTAIN CLIENT RATIFICATION - If Rydex Investments is in a position to disclose the conflict to the client (I.E., such information is not confidential), Rydex Investments may determine how it proposes to vote the proposal on which it has a conflict, fully disclose the nature of the conflict to the client, and obtain the client's consent to how Rydex Investments will vote on the proposal (or otherwise obtain instructions from the client on how the proxy on the proposal should be voted).

      o USE AN INDEPENDENT THIRD PARTY FOR ALL PROPOSALS - Subject to any client imposed proxy voting policies, Rydex Investments may vote all proposals in a proxy according to the policies of an independent third party, such as ISS or a similar entity (or to have the third party vote such proxies).

      o USE AN INDEPENDENT THIRD PARTY TO VOTE THE SPECIFIC PROPOSALS THAT INVOLVE A CONFLICT - Subject to any client imposed proxy voting policies, Rydex Investments may use an independent third party (such as ISS) to recommend how the proxy for specific proposals that involve a conflict should be voted (or to have the third party vote such proxies).

IV.   SECURITIES SUBJECT TO LENDING ARRANGEMENTS

For various legal or administrative reasons, Rydex Investments is often unable to vote securities that are, at the time of such vote, on loan pursuant to a client's securities lending arrangement with the client's custodian. Rydex Investments will refrain from voting such securities where the costs to the client and/or administrative inconvenience of retrieving securities then on loan outweighs the benefit of voting, assuming retrieval under such circumstances is even feasible and/or possible. In certain extraordinary situations, Rydex Investments may seek to have securities then on loan pursuant to such securities lending arrangements retrieved by the client's custodian for voting purposes. This decision will generally be made on a case-by-case basis depending on whether, in Rydex Investments' judgment, the matter to be voted on has critical significance to the potential value of the securities in question, the relative cost and/or administrative inconvenience of retrieving the securities, the significance of the holding and whether the stock is considered a long-term holding. There can be no guarantee that any such securities can be retrieved for such purpose.

V.    SPECIAL ISSUES WITH VOTING FOREIGN PROXIES

Voting proxies with respect to shares of foreign stocks may involve significantly greater effort and corresponding cost due to the variety of regulatory schemes and corporate practices in foreign countries with respect to proxy voting. Because the cost of voting on a particular proxy proposal could exceed the expected benefit to a client (including an ERISA Plan), Rydex Investments may weigh the costs and benefits of voting on proxy proposals relating to foreign securities and make an informed decision on whether voting a given proxy proposal is prudent.

VI.   ASSISTANCE WITH FORM N-PX AND PROXY VOTING RECORD

Rydex Investments shall assist its Fund clients in disclosing the following information on Form N-PX for each proxy matter relating to a portfolio security considered at any shareholder meeting held during the period covered by the report and with respect to which Rydex Investments, or ISS as its agent, voted on the client's behalf by providing the following information to the Fund on a regular quarterly basis within 30 days after the end of the quarter:

       (i)    The name of the issuer of the portfolio security;

       (ii) The exchange ticker symbol of the portfolio security (if available through reasonably practicable means);

       (iii)  The  Council  on  Uniform   Security   Identification   Procedures
              ("CUSIP") number for the portfolio security (if available through reasonably practicable means);

       (iv)   The shareholder meeting date;

       (v)    A brief identification of the matter voted on;

       (vi) Whether the matter was proposed by the issuer or by a security holder;

       (vii) Whether Rydex Investments (or ISS as its agent) cast the client's vote on the matter;

       (viii) How Rydex Investments (or ISS as its agent) cast the client's vote (I.E., for or against proposal, or abstain; for or withhold regarding election of directors); and

       (ix) Whether Rydex Investments (or ISS as its agent) cast the client's vote for or against management.

VII.   DISCLOSURE OF HOW TO OBTAIN VOTING INFORMATION

Rule 206(4)-6 requires Rydex Investments to disclose in response to any client request how the client can obtain information from Rydex Investments on how its securities were voted. Rydex Investments will disclose in Part II of its Form ADV that clients can obtain information on how their securities were voted by making a written request to Rydex Investments. Upon receiving a written request from a client, Rydex Investments will provide the information requested by the client within a reasonable amount of time.

Rule 206(4)-6 also requires Rydex Investments to describe its proxy voting policies and procedures to clients, and upon request, to provide clients with a copy of those policies and procedures. Rydex Investments will provide such a description in Part II of its Form ADV. Upon receiving a written request from a client, Rydex Investments will provide a copy of this policy within a reasonable amount of time.

If approved by the client, this policy and any requested records may be provided electronically.

VIII.  RECORDKEEPING

Rydex Investments shall keep the following records for a period of at least five years, the first two in an easily accessible place:

       (i)    A copy of this Policy;

       (ii)   Proxy Statements received regarding client securities;

       (iii)  Records of votes cast on behalf of clients;

       (iv) Any documents prepared by Rydex Investments that were material to making a decision how to vote, or that memorialized the basis for the decision; and

       (v)    Records of client requests for proxy voting information.

With respect to Rydex Investments' Fund clients, each Fund shall maintain a copy of each of the records that is related to proxy votes on behalf of the Fund by Rydex Investments. Additionally, Rydex Investments may keep Fund client records as part of Rydex Investments' records.

Rydex Investments may rely on proxy statements filed on the SEC's EDGAR system instead of keeping its own copies, and may rely on proxy statements and records of proxy votes cast by Rydex Investments that are maintained with a third party, such as ISS, provided that Rydex Investments has obtained an undertaking from the third party to provide a copy of the documents promptly upon request.

                                   SCHEDULE A
                                       TO
                                RYDEX INVESTMENTS
                      PROXY VOTING POLICIES AND PROCEDURES

                             PROXY VOTING GUIDELINES

Rydex Investments believes that management is generally in the best position to make decisions that are essential to the ongoing operation of the company and which are not expected to have a major impact on the corporation and its shareholders. Accordingly, Rydex Investments will generally vote with management on "routine items" of a corporate administrative nature. Rydex Investments will generally review all "non-routine items" (I.E., those items having the potential for major economic impact on the corporation and the long-term value of its shares) on a case-by-case basis.

BOARD OF DIRECTORS

A. Director Nominees in Uncontested Elections                     Vote With Mgt.
B. Chairman and CEO is the Same Person                            Vote With Mgt.
C. Majority of Independent Directors                              Vote With Mgt.
D. Stock Ownership Requirements                                   Vote With Mgt.
E. Limit Tenure of Outside Directors                              Vote With Mgt.
F. Director and Officer Indemnification and Liability Protection  Vote With Mgt.
G. Eliminate or Restrict Charitable Contributions                 Vote With Mgt.

PROXY CONTESTS

A. Voting  for  Director  Nominees  in  Contested  Election       Vote With Mgt.
B. Reimburse Proxy Solicitation                                   Vote With Mgt.

AUDITORS

A. Ratifying Auditors                                             Vote With Mgt.

PROXY CONTEST DEFENSES

A. Board Structure - Classified  Board                            Vote With Mgt.
B. Cumulative Voting                                              Vote With Mgt.
C. Shareholder Ability to Call Special Meetings                   Vote With Mgt.

TENDER OFFER DEFENSES

A. Submit Poison Pill for  shareholder  ratification              Case-by-Case
B. Fair Price Provisions                                          Vote With Mgt.
C. Supermajority  Shareholder  Vote  Requirement
      To Amend the Charter or Bylaws                              Vote With Mgt.
D. Supermajority Shareholder Vote Requirement                     Vote With Mgt.

MISCELLANEOUS GOVERNANCE PROVISIONS

A. Confidential Voting                                            Vote With Mgt.
B. Equal Access                                                   Vote With Mgt.
C. Bundled Proposals                                              Vote With Mgt.

CAPITAL STRUCTURE

A. Common Stock Authorization                                     Vote With Mgt.
B. Stock Splits                                                   Vote With Mgt.
C. Reverse Stock Splits                                           Vote With Mgt.
D. Preemptive Rights                                              Vote With Mgt.
E. Share Repurchase Programs                                      Vote With Mgt.

EXECUTIVE AND DIRECTOR COMPENSATION

A. Shareholder Proposals to Limit Executive and
      Directors Pay                                               Case-by-Case
B. Shareholder Ratification of Golden and Tin Parachutes          Vote With Mgt.
C. Employee Stock Ownership Plans                                 Vote With Mgt.
D. 401(k) Employee Benefit Plans                                  Vote With Mgt.

STATE OF INCORPORATION

A. Voting on State Takeover Plans                                 Vote With Mgt.
B. Voting on Reincorporation Proposals                            Vote With Mgt.

MERGERS AND CORPORATE RESTRUCTURINGS

A. Mergers and Acquisitions                                       Case-by-Case
B. Corporate Restructuring                                        Vote With Mgt.
C. Spin-Offs                                                      Vote With Mgt.
D. Liquidations                                                   Vote With Mgt.

SOCIAL AND ENVIRONMENTAL ISSUES

A. Issues with Social/Moral Implications                          Vote With Mgt.

                                     PART C

                                OTHER INFORMATION

ITEM 23.    EXHIBITS:

(a)(1) Certificate of Trust dated February 10, 1993 of Rydex Series Trust (the "Registrant" or the "Trust") is incorporated herein by reference to Exhibit (1)(a) of Post-Effective Amendment No. 27 to the Registrant's Registration Statement on Form N-1A (File No. 033-59692), as filed with the U.S. Securities and Exchange Commission (the "SEC") on October 30, 1996.

(a)(2) Registrant's Declaration of Trust dated March 13, 1993 is incorporated herein by reference to Exhibit (1)(b) of Post-Effective Amendment No. 27 to the Registrant's Registration Statement on Form N-1A (File No. 033-59692), as filed with the SEC on October 30, 1996.

(a)(3) Amendment dated November 2, 1993 to the Registrant's Declaration of Trust dated March 13, 1993 is incorporated herein by reference to Exhibit (a)(3) of Post-Effective Amendment No. 40 to the
            Registrant's Registration Statement on Form N-1A (File No. 033-59692), as filed with the SEC on August 1, 2000.

(a)(4) Amendment dated February 25, 2000 to the Registrant's Declaration of Trust dated March 13, 1993 is incorporated herein by reference to Exhibit (a)(4) of Post-Effective Amendment No. 40 to the
            Registrant's Registration Statement on Form N-1A (File No. 033-59692), as filed with the SEC on August 1, 2000.

(a)(5) Amendment dated November 21, 2005 to the Registrant's Declaration of Trust dated March 13, 1993 is incorporated herein by reference to Exhibit (a)(5) of Post-Effective Amendment No. 61 to the
            Registrant's Registration Statement on Form N-1A (File No. 033-59692), as filed with the SEC on March 3, 2006.

(b) Registrant's Amended and Restated Bylaws are incorporated herein by reference to Exhibit (b) of Post-Effective Amendment No. 61 to the Registrant's Registration Statement on Form N-1A (File No. 033-59692), as filed with the SEC on March 3, 2006.

(c)         Not applicable.

(d)(1) Advisory Agreement dated April 30, 2004 between the Registrant and PADCO Advisors, Inc. is incorporated herein by reference to Exhibit
            (d)(13) of Post-Effective Amendment No. 54 to the Registrant's Registration Statement on Form N-1A (File No. 033-59692), as filed with the SEC on July 29, 2004.


(d)(2) Amendment dated February 16, 2007 to the Advisory Agreement dated April 30, 2004 between the Registrant and PADCO Advisors, Inc. is filed herewith.

(d)(3)      Amendment  to the  Advisory  Agreement  dated April 30,  2004,  with
            respect  to  the  International   Rotation  Fund,  to  be  filed  by
            amendment.

(d)(4) Amendment to the Advisory Agreement dated April 30, 2004, with respect to the International 1.25x Strategy Fund, Inverse International Strategy Fund, Emerging Markets 1.25x Strategy Fund, Inverse Emerging Markets Strategy Fund, Pacific 1.25x Strategy Fund, Inverse Pacific Strategy Fund, Latin America 1.25x Strategy Fund, Inverse Latin America Strategy Fund and Inverse Europe Strategy Fund, to be filed by amendment.

(d)(5) Advisory Agreement dated May 23, 2005 between the Registrant and PADCO Advisors, Inc., with respect to the Absolute Return Strategies, Hedged Equity and Market Neutral Funds only, is incorporated herein by reference to Exhibit (d)(3) of Post-Effective Amendment No. 61 to the
            Registrant's Registration Statement on Form N-1A (File No. 033-59692), as filed with the SEC on March 3, 2006.

(d)(6)      Investment  Sub-Advisory Agreement between PADCO Advisors,  Inc. and
            Valu-Trac  Investment   Management  Limited,  with  respect  to  the
            International Rotation Fund, to be filed by amendment.

(e)(1) Form of Distribution Agreement dated February 25, 2000 between the Registrant and PADCO Financial Services, Inc., relating to the Large-Cap Europe and Large-Cap Japan Funds only (now the Europe 1.25x Strategy Fund and Japan 1.25x Strategy Fund, respectively), is incorporated herein by reference to Exhibit (e)(1) of Post-Effective Amendment No. 40 to the Registrant's Registration Statement on Form N-1A (File No. 033-59692), as filed with the SEC on August 2, 2000.

(e)(2) Distribution Agreement dated December 16, 2003 between the Registrant and Rydex Distributors, Inc. is incorporated herein by reference to Exhibit (e)(2) of Post-Effective Amendment No. 57 to the Registrant's Registration Statement on Form N-1A (File No. 033-59692), as filed with the SEC on May 24, 2005.


(f)         Not applicable.


(g) Custody Agreement dated November 30, 1993 between the Registrant and Star Bank, N.A. (now, U.S. Bank, N.A.) is incorporated herein by reference to Exhibit 8 of Post-Effective Amendment No. 27 to the Registrant's Registration Statement on Form N-1A (File No. 033-59692), as filed with the SEC on October 30, 1996.


(h)(1) Amended and Restated Service Agreement dated November 15, 2004 between the Registrant and Rydex Fund Services, Inc. is incorporated herein by reference to Post-Effective Amendment No. 57 to the Registrant's Registration Statement on Form N-1A (File No. 033-59692), filed with the SEC on May 24, 2005.


(h)(2) Amendment dated February 16, 2007 to the Amended and Restated Service Agreement dated November 15, 2004 between the Registrant and Rydex Fund Services, Inc. is filed herewith.

(h)(3) Amendment to the Amended and Restated Service Agreement dated November 15, 2004, with respect to the International Rotation Fund, to be filed by amendment.

(h)(4) Amendment to the Amended and Restated Service Agreement dated November 15, 2004, with respect to the International 1.25x Strategy Fund, Inverse International Strategy Fund, Emerging Markets 1.25x Strategy Fund, Inverse Emerging Markets Strategy Fund, Pacific 1.25x Strategy Fund, Inverse Pacific Strategy Fund, Latin America 1.25x Strategy Fund, Inverse Latin America Strategy Fund and Inverse Europe Strategy Fund, to be filed by amendment.

(h)(5) Accounting Services Agreement dated September 25, 1996 between the Registrant and PADCO Service Company, Inc. d/b/a Rydex Fund Services, Inc. is incorporated herein by reference to Exhibit (9)(d) of Post-Effective Amendment No. 27 to the Registrant's Registration Statement on Form N-1A (File No. 033-59692), as filed with the SEC on October 30, 1996.

(h)(6) Amendment dated February 16, 2007 to the Accounting Services Agreement dated September 25, 1996 between the Registrant and Rydex Fund Services, Inc. is filed herewith.

(h)(7) Amendment to the Accounting Services Agreement dated September 25, 1996, with respect to the International Rotation Fund, to be filed by amendment.

(h)(8) Amendment to the Accounting Services Agreement dated September 25, 1996, with respect to the International 1.25x Strategy Fund, Inverse International Strategy Fund, Emerging Markets 1.25x Strategy Fund, Inverse Emerging Markets Strategy Fund, Pacific 1.25x Strategy Fund, Inverse Pacific Strategy Fund, Latin America 1.25x Strategy Fund, Inverse Latin America Strategy Fund and Inverse Europe Strategy Fund, to be filed by amendment.

(h)(9) Expense Limitation Agreement dated August 1, 2006 between the Registrant and Padco Advisors, Inc., with respect to the Commodities Fund, is incorporated herein by reference to Exhibit (h)(5) of Post-Effective Amendment No. 64 to the Registrant's Registration Statement on Form N-1A (File No. 033-59692), as filed with the SEC on July 31, 2006.


(i) Opinion and Consent of Counsel, Morgan, Lewis & Bockius LLP, is filed herewith.


(j) Consent of independent registered public accountants, Ernst & Young LLP, is filed herewith.


(k)         Not applicable.

(l)         Not applicable.

(m)(1) Amended and Restated Distribution and Shareholder Services Plan for Advisor Class Shares and C-Class Shares dated August 28, 2000 is incorporated herein by reference to Exhibit (m)(11) of Post-Effective Amendment No. 43 to the Registrant's Registration Statement on Form N-1A (File No. 033-59692), as filed with the SEC on July 30, 2001.

(m)(2) Amendment dated May 21, 2001 to the Amended and Restated Distribution and Shareholder Services Plan dated August 28, 2000 for Advisor Class Shares and C-Class Shares is incorporated herein by reference to Exhibit (m)(12) of Post-Effective Amendment No. 43 to the Registrant's Registration Statement on Form N-1A (File No. 033-59692), as filed with the SEC on July 30, 2001.


(m)(3) Amendment dated February 16, 2007 to the Amended and Restated Distribution and Shareholder Services Plan for Advisor Class Shares and C-Class Shares dated August 28, 2000 is filed herewith.

(m)(4) Amendment to the Amended and Restated Distribution and Shareholder Services Plan for Advisor Class Shares and C-Class Shares dated August 28, 2000, with respect to C-Class Shares of the International Rotation Fund, to be filed by amendment.

(m)(5) Amendment to the Amended and Restated Distribution and Shareholder Service Plan for Advisor Class Shares and C-Class Shares dated August 28, 2000, with respect to the International 1.25x Strategy Fund, Inverse International Strategy Fund, Emerging Markets 1.25x Strategy Fund, Inverse Emerging Markets Strategy Fund, Pacific 1.25x Strategy Fund, Inverse Pacific Strategy Fund, Latin America 1.25x Strategy Fund, Inverse Latin America Strategy Fund and Inverse Europe Strategy Fund, to be filed by amendment.

(m)(6) Distribution Plan for H-Class Shares dated February 25, 2000 is incorporated herein by reference to Exhibit (m)(11) of Post-Effective Amendment No. 40 to the Registrant's Registration Statement on Form N-1A (File No. 033-59692), as filed with the SEC on August 2, 2000.

(m)(7) Amendment dated February 16, 2007 to the Distribution Plan for H-Class Shares dated February 25, 2000 is filed herewith.

(m)(8) Amendment to the Distribution Plan for H-Class Shares dated February 25, 2000, with respect to

            H-Class Shares of the International Rotation Fund, to be filed by amendment.

(m)(9) Amendment to the Distribution Plan for H-Class Shares dated February 25, 2000, with respect to H-Class Shares of the International 1.25x Strategy Fund, Inverse International Strategy Fund, Emerging Markets 1.25x Strategy Fund, Inverse Emerging Markets Strategy Fund, Pacific 1.25x Strategy Fund, Inverse Pacific Strategy Fund, Latin America 1.25x Strategy Fund, Inverse Latin America Strategy Fund and Inverse Europe Strategy Fund, to be filed by amendment.

(m)(10) Distribution Plan for A-Class Shares dated November 5, 2001 is incorporated herein by reference to Exhibit (m)(8) of Post-Effective Amendment No. 57 to the Registrant's Registration Statement on Form N-1A (File No. 033-59692), as filed with the SEC on May 24, 2005.

(m)(11) Amendment dated February 16, 2007 to the Distribution Plan for A-Class Shares dated November 5, 2001 is filed herewith.

(m)(12) Amendment to the Distribution Plan for A-Class Shares dated November 5, 2001, with respect to A-Class Shares of the International Rotation Fund, to be filed amendment.

(m)(13) Amendment to the Distribution Plan for A-Class Shares dated November 5, 2001, with respect to A-Class Shares of the International 1.25x Strategy Fund, Inverse International Strategy Fund, Emerging Markets 1.25x Strategy Fund, Inverse Emerging Markets Strategy Fund, Pacific 1.25x Strategy Fund, Inverse Pacific Strategy Fund, Latin America 1.25x Strategy Fund, Inverse Latin America Strategy Fund and Inverse Europe Strategy Fund, to be filed by amendment.


(n)(1) Amended and Restated Rule 18f-3 Plan dated August 30, 2004 is incorporated herein by reference to Exhibit (n)(1) of Post-Effective Amendment No. 57 to the Registrant's Registration Statement on Form N-1A (File No. 033-59692), as filed with the SEC on May 24, 2005.


(n)(2) Amendment dated February 16, 2007 to the Amended and Restated Rule 18f-3 Plan dated August 30, 2004 is filed herewith.

(n)(3) Amendment to the Amended and Restated Rule 18f-3 Plan dated August 30, 2004, with respect to the International Rotation Fund, to be filed amendment.

(n)(4) Amendment to the Amended and Restated Rule 18f-3 Plan dated August 30, 2004, with respect to the International 1.25x Strategy Fund, Inverse International Strategy Fund, Emerging Markets 1.25x Strategy Fund, Inverse Emerging Markets Strategy Fund, Pacific 1.25x Strategy Fund, Inverse Pacific Strategy Fund, Latin America 1.25x Strategy Fund, Inverse Latin America Strategy Fund and Inverse Europe Strategy Fund, to be filed by amendment.


(o)         Not applicable.


(p)(1) Combined Code of Ethics for the Registrant, Rydex Dynamic Funds, Rydex Variable Trust, Rydex ETF Trust, PADCO Advisors, Inc. d/b/a Rydex Investments, PADCO Advisors II, Inc. d/b/a Rydex Investments, Rydex Capital Partners I, LLC, Rydex Capital Partners II, LLC, Rydex Distributors, Inc. is incorporated herein by reference to Exhibit
            (p) of Post-Effective Amendment No. 13 to the Registration Statement of Rydex Dynamic Funds (File No. 333-84797), as filed with the SEC on February 14, 2007.

(p)(2) Code of Ethics for Valu-Trac Investment Management Limited to be filed by amendment.

(q)         Powers of Attorney for Werner E. Keller,  Thomas F. Lydon,  Corey A.
            Colehour, J. Kenneth Dalton, John O. Demaret, Patrick T. McCarville, and Roger Somers are incorporated herein by reference to Exhibit (q) of Post-Effective Amendment No. 13 to the Registration Statement of

            Rydex Dynamic Funds (File No. 333-84797), as filed with the SEC on February 14, 2007.


ITEM 24. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT:

Not Applicable.

ITEM 25. INDEMNIFICATION:

The Registrant is organized as a Delaware statutory trust and is operated pursuant to a Declaration of Trust, dated as of March 13, 1993, as amended (the "Declaration of Trust"), that permits the Registrant to indemnify its trustees and officers under certain circumstances. Such indemnification, however, is subject to the limitations imposed by the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended. The Registrant's Declaration of Trust provides that officers and trustees of the Trust shall be indemnified by the Trust against liabilities and expenses of defense in proceedings against them by reason of the fact that they each serve as an officer or trustee of the Trust or as an officer or trustee of another entity at the request of the entity. This indemnification is subject to the following conditions:

(a) no trustee or officer of the Trust is indemnified against any liability to the Trust or its security holders which was the result of any willful misfeasance, bad faith, gross negligence, or reckless disregard of his duties;

(b) officers and trustees of the Trust are indemnified only for actions taken in good faith which the officers and trustees believed were in or not opposed to the best interests of the Trust; and

(c) expenses of any suit or proceeding will be paid in advance only if the persons who will benefit by such advance undertake to repay the expenses unless it subsequently is determined that such persons are entitled to indemnification.

The Registrant's Declaration of Trust provides that if indemnification is not ordered by a court, indemnification may be authorized upon determination by shareholders, or by a majority vote of a quorum of the trustees who were not parties to the proceedings or, if this quorum is not obtainable, if directed by a quorum of disinterested trustees, or by independent legal counsel in a written opinion, that the persons to be indemnified have met the applicable standard.

ITEM 26. BUSINESS AND OTHER CONNECTIONS OF THE INVESTMENT ADVISER:


Any other business, profession, vocation or employment of a substantial nature in which each director or principal officer of the Advisor is or has been, at any time during the last two fiscal years, engaged for his or her own account or in the capacity of director, officer, employee, partner or trustee are as follows:

PADCO Advisors Inc., d/b/a Rydex Investments, (the "Advisor") is the investment adviser for the Trust. The principal address of the Advisor is 9601 Blackwell Road, Suite 500, Rockville, Maryland 20850. The Advisor is an investment adviser registered under the Investment Advisers Act of 1940.

------------------------------------------------------------------------------------------------------------------------
        NAME          POSITION WITH ADVISOR                                  OTHER BUSINESS
------------------------------------------------------------------------------------------------------------------------
Carl G. Verboncoeur   Chief Executive Officer   Director of ICI Mutual Insurance Company
                      (CEO) and Treasurer       President, CEO and Treasurer of Rydex Fund Services, Inc.
                                                CEO and Treasurer of PADCO Advisors II, Inc.
                                                Executive Vice President and Treasurer of Rydex Capital Partners I, LLC
                                                Executive Vice President and Treasurer of Rydex Capital Partners II, LLC
                                                President and Trustee of Rydex Series Funds
                                                President and Trustee of Rydex Dynamic Funds
                                                President and Trustee of Rydex Variable Trust
                                                President and Trustee of Rydex ETF Trust
                                                Vice President and Trustee of Rydex Capital Partners SPhinX Fund
                                                President, CEO and Treasurer of Rydex Distributors, Inc.
------------------------------------------------------------------------------------------------------------------------
Michael P. Byrum      President and Secretary   Executive Vice President and Secretary of Rydex Fund Services, Inc.
                                                President and Secretary of PADCO Advisors II, Inc.
                                                President and Secretary of Rydex Capital Partners I, LLC
                                                President and Secretary of Rydex Capital Partners II, LLC
                                                Trustee and Vice President of Rydex Series Funds
                                                Trustee and Vice President of Rydex Dynamic Funds
                                                Trustee and Vice President of Rydex Variable Trust
                                                Trustee and Vice President of Rydex ETF Trust
                                                Trustee and President of Rydex Capital Partners SPhinX Fund
------------------------------------------------------------------------------------------------------------------------
Joanna M. Haigney     Vice President of         Vice President of Compliance of PADCO Advisors II, Inc.
                      Compliance                Chief Compliance Officer and Secretary of Rydex Series Funds
                                                Chief Compliance Officer and Secretary of Rydex Dynamic Funds
                                                Chief Compliance Officer and Secretary of Rydex ETF Trust
                                                Chief Compliance Officer and Secretary of Rydex Variable Trust
                                                Chief Compliance Officer and Secretary of Rydex Capital Partners SPhinX
                                                Fund
                                                Vice President of Rydex Fund Services, Inc.
------------------------------------------------------------------------------------------------------------------------
Jean M. Dahl          Director                  Director and Employee of Dynamic Holdings, Inc.
                                                Director of PADCO Advisors II, Inc.
                                                Director of Rydex Distributors, Inc.
                                                Director of Rydex Fund Services, Inc.
                                                Director of Viragh Family Foundation, Inc.
------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------
        NAME          POSITION WITH ADVISOR                                  OTHER BUSINESS
------------------------------------------------------------------------------------------------------------------------
Katherine A. Viragh   Director                  Trustee of 1997/2002 Irrevocable Trust for Family of Skip Viragh
                                                Trustee of 2000/2002 Irrevocable Trust for Family of Skip Viragh
                                                Trustee of 2002 Irrevocable Trust for Becky Alexander
                                                Trustee of 2003 Dynamic Irrevocable Trust
                                                Trustee of 2003 Irrevocable Trust for Family of Skip Viragh
                                                Manager of Blonde Shelters, LLC
                                                Director and Employee of Dynamic Holdings, Inc.
                                                Director of PADCO Advisors II, Inc.
                                                Limited Partner of PADCO Partners, LLP
                                                Director of Rydex Distributors, Inc.
                                                Director of Rydex Fund Services, Inc.
                                                Trustee of Spring Hill College
                                                Director and Treasurer of Viragh Family Foundation, Inc.
------------------------------------------------------------------------------------------------------------------------
Mark Viragh           Director                  Director and Employee of Dynamic Holdings, Inc.
                                                Director of PADCO Advisors II, Inc.
                                                Director of Rydex Distributors, Inc.
                                                Director of Rydex Fund Services, Inc.
                                                President and Director of Viragh Family Foundation, Inc.
                                                Trustee of 1997/2002 Irrevocable Trust for Family of Skip Viragh
                                                Trustee of 2000/2002 Irrevocable Trust for Family of Skip Viragh
                                                Trustee of 2002 Irrevocable Trust for Becky Alexander
                                                Trustee of 2003 Dynamic Irrevocable Trust
                                                Trustee of 2003 Irrevocable Trust for Family of Skip Viragh
------------------------------------------------------------------------------------------------------------------------
Robert J. Viragh     Director                   Employee of Dynamic Holdings Inc.
                                                Director of PADCO Advisors II, Inc.
                                                Director of Rydex Distributors, Inc.
                                                Director of Rydex Fund Services, Inc.
                                                Director of Viragh Family Foundation, Inc.
------------------------------------------------------------------------------------------------------------------------


Additional information as to any other business, profession, vocation or employment of a substantial nature engaged in by each such officer and director is included in the Trust's Statement of Additional Information.

ITEM 27. PRINCIPAL UNDERWRITERS


(a) Rydex Distributors, Inc. (formerly, PADCO Financial Services, Inc.) serves as the principal underwriter for the Registrant, Rydex Series Funds, Rydex Dynamic Funds and Rydex Variable Trust.


(b) The following information is furnished with respect to the directors and officers of Rydex Distributors, Inc.

--------------------------------------------------------------------------------------------
          NAME AND                        POSITIONS AND               POSITIONS AND OFFICES
 PRINCIPAL BUSINESS ADDRESS          OFFICES WITH UNDERWRITER            WITH REGISTRANT
--------------------------------------------------------------------------------------------
Carl G. Verboncoeur               CEO, President and Treasurer        President and Trustee
--------------------------------------------------------------------------------------------
Kevin Farragher                Senior Vice President and Secretary           None
--------------------------------------------------------------------------------------------
Peter Brophy                         Chief Financial Officer                 None
--------------------------------------------------------------------------------------------
Jason Saul Rosenberg                Chief Compliance Officer                 None
--------------------------------------------------------------------------------------------
Jean M. Dahl                                Director                         None
--------------------------------------------------------------------------------------------
Katherine A. Viragh                         Director                         None
--------------------------------------------------------------------------------------------
Mark Stephen Viragh                         Director                         None
--------------------------------------------------------------------------------------------
Robert J. Viragh                            Director                         None
--------------------------------------------------------------------------------------------


ITEM 28. LOCATION OF ACCOUNTS AND RECORDS

All accounts,  books,  and records  required to be  maintained  and preserved by
Section 31(a) of the Investment Company Act of 1940, as amended, and Rules 31a-1 and 31a-2 thereunder, will be kept by the Registrant at 9601 Blackwell Road, Suite 500, Rockville, Maryland 20850.

ITEM 29. MANAGEMENT SERVICES

There are no management-related service contracts not discussed in Parts A and B.

ITEM 30. UNDERTAKINGS

None.

                                   SIGNATURES


Pursuant to the requirements of the Securities Act of 1933 (the "Securities Act") and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement under Rule 485(b) under the Securities Act and has duly caused this Post-Effective Amendment No. 71 to Registration Statement 033-59692 to be signed on its behalf by the undersigned, duly authorized, in the City of Rockville, State of Maryland on this 3oth day of July, 2007.

                                                    RYDEX SERIES FUNDS

                                                    /s/ Carl G. Verboncoeur
                                                    -----------------------
                                                    Carl G. Verboncoeur
                                                    President

Pursuant to the requirements of the Securities Act, this Post-Effective Amendment No. 71 to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

Signature                  Title                                  Date
---------                  -----                                  ----

/S/Carl G. Verboncoeur     President and Chief Executive Officer  July 30, 2007
-------------------------
Carl G. Verboncoeur

         *                 Member of the Board of Trustees        July 30, 2007
-------------------------
J.Kenneth Dalton

         *                 Member of the Board of Trustees        July 30, 2007
-------------------------
John O. Demaret

         *                 Member of the Board of Trustees        July 30, 2007
-------------------------
Patrick T. McCarville

         *                 Member of the Board of Trustees        July 30, 2007
-------------------------
Roger Somers

         *                 Member of the Board of Trustees        July 30, 2007
-------------------------
Corey A. Colehour

/s/Michael P. Byrum        Member of the Board of Trustees        July 30, 2007
-------------------------
Michael P. Byrum

         *                 Member of the Board of Trustees        July 30, 2007
-------------------------
Werner E. Keller

         *                 Member of the Board of Trustees        July 30, 2007
-------------------------
Thomas F. Lydon

/s/Nick Bonos              Vice President and Treasurer           July 30, 2007
-------------------------
Nick Bonos

* /s/ Carl G. Verboncoeur
  -----------------------
  Carl G. Verboncoeur

* Attorney-in-Fact  pursuant to powers of attorney for Werner E. Keller,  Thomas
  F. Lydon, Corey A. Colehour, J. Kenneth Dalton, John O. Demaret, Patrick T. McCarville, and Roger Somers, which are incorporated herein by reference to Exhibit (q) of Post-Effective Amendment No. 13 to the Registration Statement of Rydex Dynamic Funds (File No. 333-84797), as filed with the SEC via EDGAR Accession No. 0000935069-07-000278 on February 14, 2007.

                                  EXHIBIT INDEX


NUMBER      EXHIBIT:
---------   --------

EX-99.D2 Amendment dated February 16, 2007 to the Advisory Agreement dated April 30, 2004 between the Registrant and PADCO Advisors, Inc.

EX-99.H2 Amendment dated February 16, 2007 to the Amended and Restated Service Agreement dated November 15, 2004 between the Registrant and Rydex Fund Services, Inc.

EX-99.H6 Amendment dated February 16, 2007 to the Accounting Services Agreement dated September 25, 1996 between the Registrant and Rydex Fund Services, Inc.

EX-99.I     Opinion and Consent of Counsel, Morgan, Lewis & Bockius LLP

EX-99.J     Consent of independent registered public accountants,  Ernst & Young
            LLP

EX-99.M3 Amendment dated February 16, 2007 to the Amended and Restated Distribution and Shareholder Services Plan for Advisor Class Shares and C-Class Shares dated August 28, 2000

EX-99.M7 Amendment dated February 16, 2007 to the Distribution Plan for H-Class Shares dated February 25, 2000

EX-99.M11   Amendment  dated  February  16,  2007 to the  Distribution  Plan for
            A-Class Shares dated November 5, 2001

EX-99.N2 Amendment dated February 16, 2007 to the Amended and Restated Rule 18f-3 Plan dated August 30, 2004